EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (7.3%)
Invesco DB Gold Fund	133,000	$7,362,880
Invesco DB Precious Metals Fund	79,090	4,060,481
Invesco DB Silver Fund‡	103,180	3,424,090
iShares Gold Trust*	910,100	16,372,699

Total Commodity		31,220,150

Equity (4.2%)
iShares China Large-Cap ETF(x)	59,385	2,494,170
iShares International Developed Property ETF(x)‡	125,310	3,941,889
iShares MSCI EAFE Small-Cap ETF	119,770	7,065,232
iShares U.S. Oil & Gas Exploration & Production ETF(x)	39,380	1,041,207
SPDR S&P Emerging Asia Pacific ETF(x)	9,550	1,063,775
SPDR S&P Emerging Markets SmallCap ETF(x)	50,345	2,234,311

Total Equity		17,840,584

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF	82,660	9,166,168

Total Exchange Traded Funds (13.6%) (Cost $45,434,047)		58,226,902

INVESTMENT COMPANIES:
Alternatives (13.1%)
1290 VT Convertible Securities Portfolio‡	905,054	12,625,433
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,873,849	21,000,518
1290 VT Natural Resources Portfolio‡	1,229,442	6,461,589
1290 VT Real Estate Portfolio‡	1,703,862	15,963,090

Total Alternatives		56,050,630

Equity (52.9%)
1290 VT Equity Income Portfolio‡	2,208,049	7,990,802
1290 VT GAMCO Small Company Value Portfolio‡	487,326	25,223,892
1290 VT Low Volatility Global Equity Portfolio‡	943,662	10,901,261
EQ/AB Small Cap Growth Portfolio‡	1,701,934	33,558,941
EQ/BlackRock Basic Value Equity Portfolio‡	723,024	14,404,292
EQ/Emerging Markets Equity PLUS Portfolio‡	841,769	7,923,629
EQ/International Equity Index Portfolio‡	1,100,353	9,718,670
EQ/Invesco Comstock Portfolio‡	1,177,915	17,100,235
EQ/Janus Enterprise Portfolio‡	109,728	2,376,958
EQ/JPMorgan Value Opportunities Portfolio‡	1,108,046	18,113,372
EQ/Loomis Sayles Growth Portfolio‡	2,111,891	23,405,350
EQ/MFS International Growth Portfolio‡	3,743,366	31,916,547
EQ/T. Rowe Price Growth Stock Portfolio*‡	341,839	23,553,482

Total Equity		226,187,431

Fixed Income (20.1%)
1290 VT DoubleLine Opportunistic Bond Portfolio‡	876,342	9,140,650
1290 VT High Yield Bond Portfolio‡	1,231,982	11,992,335
EQ/Global Bond PLUS Portfolio‡	2,594,053	25,697,115
EQ/Intermediate Government Bond Portfolio‡	469,669	5,108,383
EQ/PIMCO Global Real Return Portfolio‡	1,559,252	16,791,370
EQ/PIMCO Ultra Short Bond Portfolio‡	931,844	9,264,516
Multimanager Core Bond Portfolio‡	748,057	7,763,103

Total Fixed Income		85,757,472

Total Investment Companies (86.1%) (Cost $324,616,112)		367,995,533

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,058,410, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,099,575.(xx)	2,058,407	2,058,407
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,258.(xx)	200,000	200,000

Total Repurchase Agreements		2,358,407

Total Short-Term Investments (0.6%) (Cost $2,358,407)		2,358,407

Total Investments in Securities (100.3%) (Cost $372,408,566)		428,580,842
Other Assets Less Liabilities (-0.3%)		(1,168,472)

Net Assets (100%)		$427,412,370

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $2,357,292. This was collateralized by cash of $2,358,407 which was subsequently invested in joint repurchase agreements.

The holdings in affiliated Investment Companies are all Class K shares except Invesco DB Gold Fund, Invesco DB Silver Fund and iShares International Developed Property ETF.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund**	133,000	4,713,376	4,017,777	(2,574,658)	549,222	657,163	7,362,880	—	—
Invesco DB Silver Fund	103,180	2,643,988	—	—	—	780,102	3,424,090	—	—
Equity
iShares International Developed Property ETF(x)***	125,310	3,386,150	1,257,619	—	—	(701,880)	3,941,889	92,704	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	905,054	—	10,800,001	—	—	1,825,432	12,625,433	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,873,849	15,856,560	7,755,101	(1,314,719)	(6,219)	(1,290,205)	21,000,518	—	—
1290 VT Natural Resources Portfolio	1,229,442	13,234,946	598,659	(3,325,473)	(245,194)	(3,801,349)	6,461,589	—	—
1290 VT Real Estate Portfolio	1,703,862	13,628,573	6,143,658	(955,473)	(8,003)	(2,845,665)	15,963,090	—	—
Equity
1290 VT Equity Income Portfolio	2,208,049	5,887,450	3,572,181	(424,655)	(2,248)	(1,041,926)	7,990,802	—	—
1290 VT GAMCO Small Company Value Portfolio	487,326	22,340,052	9,564,431	(4,242,455)	(14,908)	(2,423,228)	25,223,892	—	—
1290 VT Low Volatility Global Equity Portfolio	943,662	7,852,625	4,283,625	(583,900)	1,456	(652,545)	10,901,261	—	—
EQ/AB Small Cap Growth Portfolio	1,701,934	23,549,188	10,176,579	(3,095,537)	(14,942)	2,943,653	33,558,941	—	—
EQ/BlackRock Basic Value Equity Portfolio	723,024	14,548,752	3,730,806	(1,508,555)	(25,613)	(2,341,098)	14,404,292	—	—
EQ/Emerging Markets Equity PLUS Portfolio	841,769	7,934,326	3,145,773	(2,786,982)	(24,541)	(344,947)	7,923,629	—	—
EQ/International Equity Index Portfolio	1,100,353	10,432,467	2,182,216	(1,771,228)	(90,815)	(1,033,970)	9,718,670	—	—
EQ/Invesco Comstock Portfolio	1,177,915	14,125,794	6,450,806	(1,008,555)	1,400	(2,469,210)	17,100,235	—	—
EQ/Janus Enterprise Portfolio	109,728	1,517,235	924,296	(106,164)	1,111	40,480	2,376,958	—	—
EQ/JPMorgan Value Opportunities Portfolio	1,108,046	14,469,169	6,442,952	(1,561,637)	20,599	(1,257,711)	18,113,372	—	—
EQ/Loomis Sayles Growth Portfolio	2,111,891	18,243,668	5,029,397	(3,550,882)	441,645	3,241,522	23,405,350	—	—
EQ/MFS International Growth Portfolio	3,743,366	23,900,022	8,050,875	(1,751,701)	42,765	1,674,586	31,916,547	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	341,839	18,299,255	5,029,396	(4,145,882)	934,580	3,436,133	23,553,482	—	—
Fixed Income
1290 VT DoubleLine Opportunistic Bond Portfolio	876,342	6,868,243	4,309,329	(2,257,737)	(6,487)	227,302	9,140,650	—	—
1290 VT High Yield Bond Portfolio	1,231,982	9,957,723	3,170,069	(1,243,146)	(39,963)	147,652	11,992,335	—	—
EQ/Global Bond PLUS Portfolio	2,594,053	21,262,074	9,052,283	(5,859,373)	(10,706)	1,252,837	25,697,115	—	—
EQ/Intermediate Government Bond Portfolio	469,669	5,189,162	2,947,182	(3,274,655)	79,192	167,502	5,108,383	—	—
EQ/PIMCO Global Real Return Portfolio	1,559,252	12,734,153	6,230,807	(3,208,555)	(14,173)	1,049,138	16,791,370	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	931,844	6,190,482	5,609,330	(2,577,737)	(44,728)	87,169	9,264,516	—	—
Multimanager Core Bond Portfolio	748,057	6,049,022	3,613,574	(2,152,737)	(17,035)	270,279	7,763,103	104,245	—

Total		304,814,455	134,088,722	(55,282,396)	1,506,395	(2,402,784)	382,724,392	196,949	—

**	Not affiliated at September 30, 2020.

***	Not affiliated at December 31, 2019.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$58,226,902	$—	$—	$58,226,902
Investment Companies
Investment Companies	—	367,995,533	—	367,995,533
Short-Term Investments
Repurchase Agreements	—	2,358,407	—	2,358,407

Total Assets	$58,226,902	$370,353,940	$—	$428,580,842

Total Liabilities	$—	$—	$—	$—

Total	$58,226,902	$370,353,940	$—	$428,580,842

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,848,325
Aggregate gross unrealized depreciation	(10,557,273)

Net unrealized appreciation	$57,291,052

Federal income tax cost of investments in securities and derivative instruments, if applicable	$371,289,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.3%)
EQ/2000 Managed Volatility Portfolio‡	1,539,106	$29,181,067
EQ/400 Managed Volatility Portfolio‡	322,920	6,519,459
EQ/500 Managed Volatility Portfolio‡	2,520,475	73,066,264
EQ/International Managed Volatility Portfolio‡	1,497,663	19,033,271

Total Equity		127,800,061

Fixed Income (89.7%)
EQ/Intermediate Government Bond Portfolio‡	102,054,194	1,109,998,770

Total Investments in Securities (100.0%) (Cost $1,171,648,348)		1,237,798,831
Other Assets Less Liabilities (0.0%)		194,390

Net Assets (100%)		$1,237,993,221

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,539,106	11,486,565	53,611,804	(44,088,602)	4,390,007	3,781,293	29,181,067	—	—
EQ/400 Managed Volatility Portfolio	322,920	3,077,515	12,462,953	(10,613,401)	919,496	672,896	6,519,459	—	—
EQ/500 Managed Volatility Portfolio	2,520,475	28,608,810	153,635,414	(134,185,806)	14,901,117	10,106,729	73,066,264	—	—
EQ/International Managed Volatility Portfolio	1,497,663	8,183,403	37,668,853	(30,880,202)	2,232,853	1,828,364	19,033,271	—	—
Fixed Income
EQ/Intermediate Government Bond Portfolio	102,054,194	418,382,208	2,282,831,207	(1,630,532,092)	10,791,695	28,525,752	1,109,998,770	—	—

Total		469,738,501	2,540,210,231	(1,850,300,103)	33,235,168	44,915,034	1,237,798,831	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,237,798,831	$—	$1,237,798,831

Total Assets	$—	$1,237,798,831	$—	$1,237,798,831

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,237,798,831	$—	$1,237,798,831

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,713,144
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$65,713,144

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,172,085,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.2%)
EQ/2000 Managed Volatility Portfolio‡	2,117,426	$40,145,884
EQ/400 Managed Volatility Portfolio‡	252,077	5,089,210
EQ/500 Managed Volatility Portfolio‡	3,536,811	102,528,925
EQ/International Managed Volatility Portfolio‡	2,031,908	25,822,798

Total Equity		173,586,817

Fixed Income (79.8%)
EQ/AB Short Duration Government Bond Portfolio‡	8,444,579	84,666,869
EQ/Core Bond Index Portfolio‡	27,323,471	291,822,327
EQ/Intermediate Government Bond Portfolio‡	28,475,472	309,715,241

Total Fixed Income		686,204,437

Total Investments in Securities (100.0%) (Cost $762,558,497)		859,791,254
Other Assets Less Liabilities (0.0%)		(33,379)

Net Assets (100%)		$859,757,875

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,117,426	36,078,045	15,211,932	(10,165,805)	84,076	(1,062,364)	40,145,884	—	—
EQ/400 Managed Volatility Portfolio	252,077	3,055,755	3,827,862	(1,984,213)	(21,020)	210,826	5,089,210	—	—
EQ/500 Managed Volatility Portfolio	3,536,811	97,016,348	29,168,416	(31,167,153)	2,309,160	5,202,154	102,528,925	—	—
EQ/International Managed Volatility Portfolio	2,031,908	25,375,467	9,804,071	(8,406,592)	151,078	(1,101,226)	25,822,798	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,444,579	76,686,703	20,182,450	(12,934,251)	1,753	730,214	84,666,869	—	—
EQ/Core Bond Index Portfolio	27,323,471	252,938,162	67,148,558	(43,300,130)	12,342	15,023,395	291,822,327	—	—
EQ/Intermediate Government Bond Portfolio	28,475,472	270,993,740	73,005,007	(47,236,984)	304,434	12,649,044	309,715,241	—	—

Total		762,144,220	218,348,296	(155,195,128)	2,841,823	31,652,043	859,791,254	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$859,791,254	$—	$859,791,254

Total Assets	$—	$859,791,254	$—	$859,791,254

Total Liabilities	$—	$—	$—	$—

Total	$—	$859,791,254	$—	$859,791,254

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,036,778
Aggregate gross unrealized depreciation	(479)

Net unrealized appreciation	$97,036,299

Federal income tax cost of investments in securities and derivative instruments, if applicable	$762,754,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
EQ/2000 Managed Volatility Portfolio‡	7,599,505	$144,084,747
EQ/400 Managed Volatility Portfolio‡	751,350	15,169,077
EQ/500 Managed Volatility Portfolio‡	12,343,972	357,840,472
EQ/International Managed Volatility Portfolio‡	7,054,856	89,657,663

Total Equity		606,751,959

Fixed Income (59.8%)
EQ/AB Short Duration Government Bond Portfolio‡	10,991,981	110,207,577
EQ/Core Bond Index Portfolio‡	35,905,253	383,478,152
EQ/Intermediate Government Bond Portfolio‡	37,694,155	409,982,815

Total Fixed Income		903,668,544

Total Investments in Securities (100.0%) (Cost $1,234,730,840)		1,510,420,503
Other Assets Less Liabilities (0.0%)		250,484

Net Assets (100%)		$1,510,670,987

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	7,599,505	153,145,236	43,757,522	(43,716,649)	199,797	(9,301,159)	144,084,747	—	—
EQ/400 Managed Volatility Portfolio	751,350	12,870,892	6,410,835	(3,540,739)	(59,369)	(512,542)	15,169,077	—	—
EQ/500 Managed Volatility Portfolio	12,343,972	381,447,299	54,822,764	(96,437,915)	13,445,678	4,562,646	357,840,472	—	—
EQ/International Managed Volatility Portfolio	7,054,856	101,247,896	24,387,723	(30,104,617)	32,723	(5,906,062)	89,657,663	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	10,991,981	114,852,421	18,913,975	(24,515,725)	11,217	945,689	110,207,577	—	—
EQ/Core Bond Index Portfolio	35,905,253	382,241,276	66,938,182	(86,308,284)	461,784	20,145,194	383,478,152	—	—
EQ/Intermediate Government Bond Portfolio	37,694,155	412,687,422	72,582,563	(94,179,946)	2,031,328	16,861,448	409,982,815	—	—

Total		1,558,492,442	287,813,564	(378,803,875)	16,123,158	26,795,214	1,510,420,503	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,510,420,503	$—	$1,510,420,503

Total Assets	$—	$1,510,420,503	$—	$1,510,420,503

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,510,420,503	$—	$1,510,420,503

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,575,085
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$275,575,085

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,234,845,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
EQ/2000 Managed Volatility Portfolio‡	21,783,481	$413,009,450
EQ/400 Managed Volatility Portfolio‡	1,990,649	40,189,408
EQ/500 Managed Volatility Portfolio‡	35,107,514	1,017,734,718
EQ/International Managed Volatility Portfolio‡	20,008,349	254,279,010

Total Equity		1,725,212,586

Fixed Income (49.7%)
EQ/AB Short Duration Government Bond Portfolio‡	20,720,032	207,742,763
EQ/Core Bond Index Portfolio‡	67,850,696	724,664,432
EQ/Intermediate Government Bond Portfolio‡	71,222,772	774,658,898

Total Fixed Income		1,707,066,093

Total Investments in Securities (100.0%) (Cost $2,721,389,223)		3,432,278,679
Other Assets Less Liabilities (0.0%)		(1,109,732)

Net Assets (100%)		$3,431,168,947

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	21,783,481	437,428,864	106,554,145	(102,767,656)	308,744	(28,514,647)	413,009,450	—	—
EQ/400 Managed Volatility Portfolio	1,990,649	36,596,379	16,130,699	(10,732,688)	(33,616)	(1,771,366)	40,189,408	—	—
EQ/500 Managed Volatility Portfolio	35,107,514	1,105,059,476	120,201,037	(254,837,593)	36,965,660	10,346,138	1,017,734,718	—	—
EQ/International Managed Volatility Portfolio	20,008,349	291,737,664	56,408,469	(75,149,205)	87,908	(18,805,826)	254,279,010	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	20,720,032	219,493,957	36,595,630	(50,119,979)	23,020	1,750,135	207,742,763	—	—
EQ/Core Bond Index Portfolio	67,850,696	733,593,806	131,000,452	(178,796,087)	1,203,738	37,662,523	724,664,432	—	—
EQ/Intermediate Government Bond Portfolio	71,222,772	790,910,199	142,185,428	(194,431,850)	4,661,506	31,333,615	774,658,898	—	—

Total		3,614,820,345	609,075,860	(866,835,058)	43,216,960	32,000,572	3,432,278,679	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,432,278,679	$—	$3,432,278,679

Total Assets	$—	$3,432,278,679	$—	$3,432,278,679

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,432,278,679	$—	$3,432,278,679

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$710,822,683
Aggregate gross unrealized depreciation	(9)

Net unrealized appreciation	$710,822,674

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,721,456,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.4%)
EQ/2000 Managed Volatility Portfolio‡	51,349,657	$973,576,866
EQ/400 Managed Volatility Portfolio‡	5,439,952	109,827,700
EQ/500 Managed Volatility Portfolio‡	84,124,471	2,438,691,466
EQ/International Managed Volatility Portfolio‡	48,718,462	619,145,671

Total Equity		4,141,241,703

Fixed Income (39.6%)
EQ/AB Short Duration Government Bond Portfolio‡	33,029,428	331,158,984
EQ/Core Bond Index Portfolio‡	108,572,199	1,159,581,492
EQ/Intermediate Government Bond Portfolio‡	112,280,624	1,221,227,180

Total Fixed Income		2,711,967,656

Total Investments in Securities (100.0%) (Cost $5,166,587,378)		6,853,209,359
Other Assets Less Liabilities (0.0%)		449,491

Net Assets (100%)		$6,853,658,850

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	51,349,657	1,030,604,691	186,502,077	(170,495,973)	945,998	(73,979,927)	973,576,866	—	—
EQ/400 Managed Volatility Portfolio	5,439,952	86,195,431	36,533,896	(10,499,627)	7,721	(2,409,721)	109,827,700	—	—
EQ/500 Managed Volatility Portfolio	84,124,471	2,711,730,007	187,973,760	(573,389,111)	119,426,444	(7,049,634)	2,438,691,466	—	—
EQ/International Managed Volatility Portfolio	48,718,462	705,714,677	120,869,608	(163,597,166)	231,707	(44,073,155)	619,145,671	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	33,029,428	352,033,403	58,345,584	(82,038,508)	44,646	2,773,859	331,158,984	—	—
EQ/Core Bond Index Portfolio	108,572,199	1,186,376,934	214,906,426	(304,235,078)	2,389,432	60,143,778	1,159,581,492	—	—
EQ/Intermediate Government Bond Portfolio	112,280,624	1,260,496,999	230,340,322	(326,874,705)	8,141,351	49,123,213	1,221,227,180	—	—

Total		7,333,152,142	1,035,471,673	(1,631,130,168)	131,187,299	(15,471,587)	6,853,209,359	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$6,853,209,359	$—	$6,853,209,359

Total Assets	$—	$6,853,209,359	$—	$6,853,209,359

Total Liabilities	$—	$—	$—	$—

Total	$—	$6,853,209,359	$—	$6,853,209,359

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,687,398,671
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,687,398,671

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,165,810,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.7%)
EQ/2000 Managed Volatility Portfolio‡	46,017,007	$872,471,134
EQ/400 Managed Volatility Portfolio‡	4,955,987	100,056,892
EQ/500 Managed Volatility Portfolio‡	74,892,778	2,171,073,132
EQ/International Managed Volatility Portfolio‡	43,703,031	555,406,326

Total Equity		3,699,007,484

Fixed Income (29.3%)
EQ/AB Short Duration Government Bond Portfolio‡	18,730,619	187,796,555
EQ/Core Bond Index Portfolio‡	60,974,049	651,219,923
EQ/Intermediate Government Bond Portfolio‡	64,055,094	696,699,210

Total Fixed Income		1,535,715,688

Total Investments in Securities (100.0%) (Cost $4,055,194,434)		5,234,723,172
Other Assets Less Liabilities (0.0%)		(1,150,270)

Net Assets (100%)		$5,233,572,902

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	46,017,007	878,854,387	189,356,876	(137,508,298)	(202,408)	(58,029,423)	872,471,134	—	—
EQ/400 Managed Volatility Portfolio	4,955,987	80,557,891	34,053,988	(12,317,457)	39,741	(2,277,271)	100,056,892	—	—
EQ/500 Managed Volatility Portfolio	74,892,778	2,426,814,677	108,062,998	(447,261,281)	61,729,328	21,727,410	2,171,073,132	—	—
EQ/International Managed Volatility Portfolio	43,703,031	619,647,754	93,659,246	(116,044,684)	(27,827)	(41,828,163)	555,406,326	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	18,730,619	198,329,298	38,594,969	(50,668,642)	7,842	1,533,088	187,796,555	—	—
EQ/Core Bond Index Portfolio	60,974,049	661,565,087	139,157,570	(183,950,898)	1,496,629	32,951,535	651,219,923	—	—
EQ/Intermediate Government Bond Portfolio	64,055,094	709,763,753	153,770,229	(199,135,870)	4,923,284	27,377,814	696,699,210	—	—

Total		5,575,532,847	756,655,876	(1,146,887,130)	67,966,589	(18,545,010)	5,234,723,172	—	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,234,723,172	$—	$5,234,723,172

Total Assets	$—	$5,234,723,172	$—	$5,234,723,172

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,234,723,172	$—	$5,234,723,172

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,180,134,942
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,180,134,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,054,588,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.9%)
EQ/2000 Managed Volatility Portfolio‡	46,103,855	$874,117,742
EQ/400 Managed Volatility Portfolio‡	5,595,345	112,964,944
EQ/500 Managed Volatility Portfolio‡	85,307,404	2,472,983,610
EQ/International Managed Volatility Portfolio‡	47,437,737	602,869,391

Total Equity		4,062,935,687

Fixed Income (19.1%)
EQ/AB Short Duration Government Bond Portfolio‡	11,157,819	111,870,296
EQ/Core Bond Index Portfolio‡	37,558,155	401,131,614
EQ/Intermediate Government Bond Portfolio‡	40,792,361	443,680,650

Total Fixed Income		956,682,560

Total Investments in Securities (100.0%) (Cost $4,220,691,091)		5,019,618,247
Other Assets Less Liabilities (0.0%)		(1,325,257)

Net Assets (100%)		$5,018,292,990

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	46,103,855	766,182,474	265,772,432	(91,647,552)	(2,089,051)	(64,100,561)	874,117,742	—	—
EQ/400 Managed Volatility Portfolio	5,595,345	69,387,260	55,414,715	(10,183,061)	(13,371)	(1,640,599)	112,964,944	—	—
EQ/500 Managed Volatility Portfolio(aa)	85,307,404	2,162,064,497	158,672,494	(371,816,355)	6,249,454	119,732,963	2,472,983,610	—	—
EQ/International Managed Volatility Portfolio	47,437,737	538,187,673	182,266,306	(79,367,016)	(593,955)	(37,623,617)	602,869,391	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	11,157,819	98,187,859	40,753,394	(27,868,827)	3,086	794,784	111,870,296	—	—
EQ/Core Bond Index Portfolio	37,558,155	330,820,975	152,868,859	(100,532,245)	802,836	17,171,189	401,131,614	—	—
EQ/Intermediate Government Bond Portfolio	40,792,361	357,293,420	170,227,340	(100,878,011)	2,334,266	14,703,635	443,680,650	—	—

Total		4,322,124,158	1,025,975,540	(782,293,067)	6,693,265	49,037,794	5,019,618,247	—	—

(aa)

As a result of a business combination, after the close of business on June 5, 2020, the Portfolio acquired Class K shares of the EQ/500 Managed Volatility Portfolio with a value of $418,141,319 (at a cost of $398,080,557), representing 15,190,716 shares of the EQ/500 Managed Volatility Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,019,618,247	$—	$5,019,618,247

Total Assets	$—	$5,019,618,247	$—	$5,019,618,247

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,019,618,247	$—	$5,019,618,247

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$799,927,757
Aggregate gross unrealized depreciation	(5,977,157)

Net unrealized appreciation	$793,950,600

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,225,667,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.9%)
Energy Select Sector SPDR Fund	24,970	$747,852
Invesco Cleantech ETF(x)	950	55,689
Invesco DWA Energy Momentum ETF	6,000	76,706
Invesco Dynamic Energy Exploration & Production ETF	9,940	74,848
Invesco Dynamic Oil & Gas Services ETF	33,780	66,884
Invesco Global Clean Energy ETF	2,730	59,896
Invesco S&P SmallCap Energy ETF	36,410	109,958
Invesco WilderHill Clean Energy ETF(x)	1,192	72,450
iShares Global Clean Energy ETF(x)	6,800	125,732
iShares Global Energy ETF	14,220	233,208
iShares North American Natural Resources ETF(x)	7,760	153,648
iShares U.S. Energy ETF(x)	27,150	433,314
iShares U.S. Oil & Gas Exploration & Production ETF	2,780	73,503
iShares U.S. Oil Equipment & Services ETF(x)	9,690	69,865
SPDR S&P Oil & Gas Equipment & Services ETF(x)	2,729	76,303
SPDR S&P Oil & Gas Exploration & Production ETF(x)	1,779	74,843
Vanguard Energy ETF(x)	11,940	481,301

Total Exchange Traded Funds (99.9%) (Cost $8,192,072)		2,986,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (19.3%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $476,763, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $486,298.(xx)	476,763	476,763

Total Repurchase Agreements		576,763

Total Short-Term Investments (19.3%) (Cost $576,763)		576,763

Total Investments in Securities (119.2%) (Cost $8,768,835)		3,562,763
Other Assets Less Liabilities (-19.2%)		(572,850)

Net Assets (100%)		$2,989,913

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $621,211. This was collateralized by $60,786 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $576,763 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,986,000	$—	$—	$2,986,000
Short-Term Investments
Repurchase Agreements	—	576,763	—	576,763

Total Assets	$2,986,000	$576,763	$—	$3,562,763

Total Liabilities	$—	$—	$—	$—

Total	$2,986,000	$576,763	$—	$3,562,763

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,402
Aggregate gross unrealized depreciation	(5,384,960)

Net unrealized depreciation	$(5,215,558)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,778,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (99.2%)
Invesco S&P 500 High Dividend Low Volatility ETF(x)	21,320	$703,347
Invesco S&P 500 Low Volatility ETF(x)	13,890	745,059
Invesco S&P Emerging Markets Low Volatility ETF	42,370	852,908
Invesco S&P International Developed Low Volatility ETF	63,920	1,819,163
Invesco S&P MidCap Low Volatility ETF(x)	22,200	924,852
Invesco S&P SmallCap Low Volatility ETF	13,440	446,208
iShares MSCI EAFE Min Vol Factor ETF(x)	26,800	1,825,884
iShares MSCI Emerging Markets Min Vol Factor ETF	16,420	906,056
iShares MSCI Global Min Vol Factor ETF(x)	44,660	4,104,701
iShares MSCI USA Min Vol Factor ETF	11,680	744,366
SPDR SSGA US Large Cap Low Volatility Index ETF(x)	6,410	694,652
SPDR SSGA US Small Cap Low Volatility Index ETF(x)	5,100	386,414

Total Exchange Traded Funds (99.2%) (Cost $13,072,915)		14,153,610

SHORT-TERM INVESTMENTS:
Investment Company (3.5%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (14.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,619,987, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,652,384.(xx)	1,619,984	1,619,984

Total Repurchase Agreements		2,019,984

Total Short-Term Investments (17.7%) (Cost $2,519,984)		2,519,984

Total Investments in Securities (116.9%) (Cost $15,592,899)		16,673,594
Other Assets Less Liabilities (-16.9%)		(2,404,647)

Net Assets (100%)		$14,268,947

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $2,473,826. This was collateralized by cash of $2,519,984 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$14,153,610	$—	$—	$14,153,610
Short-Term Investments
Investment Company	500,000	—	—	500,000
Repurchase Agreements	—	2,019,984	—	2,019,984

Total Assets	$14,653,610	$2,019,984	$—	$16,673,594

Total Liabilities	$—	$—	$—	$—

Total	$14,653,610	$2,019,984	$—	$16,673,594

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,493,443
Aggregate gross unrealized depreciation	(416,568)

Net unrealized appreciation	$1,076,875

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,596,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (61.7%)
iShares Core MSCI EAFE ETF	99,040	$5,970,131
iShares Core S&P 500 ETF	21,400	7,191,684
iShares Core S&P Mid-Cap ETF	11,700	2,168,127
iShares Core S&P Small-Cap ETF	5,860	411,548
iShares MSCI EAFE ETF	25,360	1,614,164
iShares Russell 2000 ETF(x)	2,920	437,387
Vanguard Large-Cap ETF(x)	3,770	589,779
Vanguard S&P 500 ETF	22,720	6,989,808

Total Equity		25,372,628

Fixed Income (37.2%)
Vanguard Intermediate-Term Corporate Bond ETF	159,180	15,249,444

Total Exchange Traded Funds (98.9%) (Cost $38,699,820)		40,622,072

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	312,187	312,405

	Principal Amount	Value (Note 1)
Repurchase Agreement (1.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $427,951, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $436,509.(xx)	$427,950	427,950

Total Short-Term Investments (1.8%) (Cost $740,366)		740,355

Total Investments in Securities (100.7%) (Cost $39,440,186)		41,362,427
Other Assets Less Liabilities (-0.7%)		(306,218)

Net Assets (100%)		$41,056,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $816,036. This was collateralized by $401,418 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20 - 2/15/50 and by cash of $427,950 which was subsequently invested in joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$40,622,072	$—	$—	$40,622,072
Short-Term Investments
Investment Company	312,405	—	—	312,405
Repurchase Agreement	—	427,950	—	427,950

Total Assets	$40,934,477	$427,950	$—	$41,362,427

Total Liabilities	$—	$—	$—	$—

Total	$40,934,477	$427,950	$—	$41,362,427

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,997,537
Aggregate gross unrealized depreciation	(79,404)

Net unrealized appreciation	$1,918,133

Federal income tax cost of investments in securities and derivative instruments, if applicable	$39,444,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (36.2%)
IQ Merger Arbitrage ETF(x)*	16,720	$562,461
ProShares Hedge Replication ETF	11,770	538,952
ProShares Long Online(x)	3,160	266,135
ProShares RAFI Long/Short‡	8,210	243,834
WisdomTree Managed Futures Strategy Fund	15,570	545,157

Total Alternatives		2,156,539

Commodity (16.8%)
Invesco DB Base Metals Fund	5,200	78,728
Invesco DB Commodity Index Tracking Fund	21,150	276,219
Invesco DB Gold Fund	7,110	393,610
Invesco DB Precious Metals Fund	1,200	61,608
Invesco DB Silver Fund	340	11,283
iShares Commodities Select Strategy ETF(x)	7,160	178,749

Total Commodity		1,000,197

Equity (15.2%)
iShares Core US REIT ETF(x)	6,100	266,814
iShares MSCI Global Agriculture Producers ETF(x)	3,520	101,223
SPDR MSCI USA StrategicFactors ETF(x)	2,920	276,320
Vanguard Global ex-U.S. Real Estate ETF	5,420	263,466

Total Equity		907,823

Fixed Income (22.9%)
iShares TIPS Bond ETF	2,160	273,240
iShares U.S. Fixed Income Balanced Risk Factor ETF	2,580	262,070
SPDR Bloomberg Barclays Convertible Securities ETF	8,070	555,942
Vanguard Short-Term Inflation-Protected Securities ETF	5,410	276,018

Total Fixed Income		1,367,270

Specialty (8.3%)
Invesco DB G10 Currency Harvest Fund	21,250	496,188

Total Exchange Traded Funds (99.4%) (Cost $5,844,038)		5,928,017

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (15.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $698,226, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $712,189.(xx)	698,225	698,225

Total Repurchase Agreements		898,225

Total Short-Term Investments (15.1%) (Cost $898,225)		898,225

Total Investments in Securities (114.5%) (Cost $6,742,263)		6,826,242
Other Assets Less Liabilities (-14.5%)		(864,690)

Net Assets (100%)		$5,961,552

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $882,864. This was collateralized by cash of $898,225 which was subsequently invested in joint repurchase agreements.

Investments in companies which were affiliates for nine months September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	8,210	283,491	—	—	—	(39,657)	243,834	3,101	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,928,017	$—	$—	$5,928,017
Short-Term Investments
Repurchase Agreements	—	898,225	—	898,225

Total Assets	$5,928,017	$898,225	$—	$6,826,242

Total Liabilities	$—	$—	$—	$—

Total	$5,928,017	$898,225	$—	$6,826,242

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$455,203
Aggregate gross unrealized depreciation	(297,877)

Net unrealized appreciation	$157,326

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,668,916

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.5%)
Wireless Telecommunication Services (0.5%)
2020 Cash Mandatory Exchangeable Trust
5.250%§	169	$181,807

Total Communication Services		181,807

Consumer Staples (0.2%)
Food Products (0.2%)
Bunge Ltd.
4.875%	610	59,932

Total Consumer Staples		59,932

Financials (3.4%)
Banks (2.8%)
Bank of America Corp.
7.250%	250	372,000
Wells Fargo & Co.
7.500%	460	617,343

		989,343

Insurance (0.3%)
Assurant, Inc.
6.500%	920	107,290

Thrifts & Mortgage Finance (0.3%)
New York Community Capital Trust V
6.000%(x)	2,250	99,473

Total Financials		1,196,106

Health Care (2.9%)
Health Care Equipment & Supplies (1.8%)
Danaher Corp.
4.750%(x)	428	631,664

Health Care Technology (0.3%)
Change Healthcare, Inc.
6.000%	1,627	86,914

Life Sciences Tools & Services (0.6%)
Avantor, Inc.
6.250%	2,879	209,419

Pharmaceuticals (0.2%)
Elanco Animal Health, Inc.
5.000%	1,445	64,100

Total Health Care		992,097

Industrials (0.6%)
Machinery (0.6%)
Fortive Corp.
5.000%	213	201,256

Total Industrials		201,256

Information Technology (2.2%)
Semiconductors & Semiconductor Equipment (2.2%)
Broadcom, Inc.
8.000%	600	748,050

Total Information Technology		748,050

Materials (0.2%)
Chemicals (0.2%)
International Flavors & Fragrances, Inc.
6.000%	1,470	65,121

Total Materials		65,121

Utilities (2.1%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.
6.125%	4,131	200,395
NextEra Energy, Inc.
5.279%	7,500	350,100

		550,495

Multi-Utilities (0.5%)
CenterPoint Energy, Inc.
7.000%	4,700	171,268

Total Utilities		721,763

Total Convertible Preferred Stocks (12.1%) (Cost $3,719,821)		4,166,132

PREFERRED STOCKS:
Consumer Discretionary (0.4%)
Auto Components (0.4%)
Aptiv plc
5.500%	1,155	131,000

Total Consumer Discretionary		131,000

Health Care (0.3%)
Health Care Equipment & Supplies (0.3%)
Becton Dickinson and Co.
6.000%	2,175	114,514

Total Health Care		114,514

Total Preferred Stocks (0.7%) (Cost $229,211)		245,514

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (27.6%)
iShares Convertible Bond ETF(x)	58,150	4,695,612
SPDR Bloomberg Barclays Convertible Securities ETF	70,220	4,837,456

Total Exchange Traded Funds (27.6%) (Cost $7,468,263)		9,533,068

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (56.1%)
Communication Services (3.4%)
Diversified Telecommunication Services (0.3%)
Bandwidth, Inc.
0.250%, 3/1/26§	$19,000	37,944
Vonage Holdings Corp.
1.750%, 6/1/24	73,000	70,328

		108,272

Entertainment (1.9%)
Liberty Media Corp.-Liberty Formula One
1.000%, 1/30/23	167,000	198,112
Live Nation Entertainment, Inc.
2.500%, 3/15/23	180,000	200,496
Pandora Media LLC
1.750%, 12/1/23	120,000	132,087
Zynga, Inc.
0.250%, 6/1/24	108,000	136,688

		667,383

Interactive Media & Services (0.4%)
Snap, Inc.
0.750%, 8/1/26	89,000	123,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Media (0.8%)
DISH Network Corp.
3.375%, 8/15/26	$282,000	$258,875

Total Communication Services		1,157,739

Consumer Discretionary (8.0%)
Automobiles (0.2%)
Winnebago Industries, Inc.
1.500%, 4/1/25§	71,000	76,773

Diversified Consumer Services (1.3%)
Chegg, Inc.
0.125%, 3/15/25	300,000	456,454

Hotels, Restaurants & Leisure (1.0%)
Bloomin’ Brands, Inc.
5.000%, 5/1/25§	88,000	133,995
NCL Corp. Ltd.
6.000%, 5/15/24§	129,000	188,696

		322,691

Internet & Direct Marketing Retail (3.2%)
Booking Holdings, Inc.
0.750%, 5/1/25(x)§	170,000	218,278
Etsy, Inc.
(Zero Coupon), 3/1/23	124,000	415,523
Match Group Financeco 3, Inc.
2.000%, 1/15/30§	207,000	314,628
Wayfair, Inc.
1.000%, 8/15/26	75,000	155,443

		1,103,872

Specialty Retail (2.3%)
Burlington Stores, Inc.
2.250%, 4/15/25§	262,000	312,179
Dick’s Sporting Goods, Inc.
3.250%, 4/15/25§	48,000	87,890
Guess?, Inc.
2.000%, 4/15/24	68,000	54,412
RH
(Zero Coupon), 6/15/23	163,000	330,843

		785,324

Total Consumer Discretionary		2,745,114

Consumer Staples (0.1%)
Personal Products (0.1%)
Herbalife Nutrition Ltd.
2.625%, 3/15/24	45,000	44,972

Total Consumer Staples		44,972

Energy (0.4%)
Energy Equipment & Services (0.2%)
SEACOR Holdings, Inc.
3.250%, 5/15/30	88,000	66,073

Oil, Gas & Consumable Fuels (0.2%)
Pioneer Natural Resources Co.
0.250%, 5/15/25§	52,000	57,252

Total Energy		123,325

Financials (2.9%)
Banks (1.2%)
Barclays Bank plc
Series VUN
(Zero Coupon), 2/18/25	98,000	104,282
BofA Finance LLC
0.125%, 9/1/22	275,000	311,162

		415,444

Capital Markets (0.4%)
New Mountain Finance Corp.
5.750%, 8/15/23	138,000	138,180

Consumer Finance (1.2%)
Encore Capital Group, Inc.
3.250%, 10/1/25	50,000	56,897
LendingTree, Inc.
0.625%, 6/1/22	233,000	364,373

		421,270

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Western Asset Mortgage Capital Corp. (REIT)
6.750%, 10/1/22	32,000	27,520

Total Financials		1,002,414

Health Care (12.0%)
Biotechnology (4.8%)
Apellis Pharmaceuticals, Inc.
3.500%, 9/15/26	96,000	102,600
BioMarin Pharmaceutical, Inc.
1.250%, 5/15/27§	112,000	109,535
Bridgebio Pharma, Inc.
2.500%, 3/15/27§	125,000	141,793
Exact Sciences Corp.
1.000%, 1/15/25	246,000	380,661
Incyte Corp.
1.250%, 11/15/20	58,000	102,053
Insmed, Inc.
1.750%, 1/15/25	104,000	112,863
Invitae Corp.
2.000%, 9/1/24	58,000	95,375
Ionis Pharmaceuticals, Inc.
1.000%, 11/15/21	103,000	106,441
Ligand Pharmaceuticals, Inc.
0.750%, 5/15/23	110,000	99,203
Neurocrine Biosciences, Inc.
2.250%, 5/15/24	118,000	162,250
Retrophin, Inc.
2.500%, 9/15/25	36,000	30,418
Sarepta Therapeutics, Inc.
1.500%, 11/15/24	103,000	213,573

		1,656,765

Health Care Equipment & Supplies (3.5%)
CONMED Corp.
2.625%, 2/1/24	233,000	260,853
DexCom, Inc.
0.750%, 12/1/23	142,000	358,728
0.250%, 11/15/25§	43,000	45,338
Insulet Corp.
1.375%, 11/15/24	34,000	87,009
0.375%, 9/1/26§	141,000	179,555
Nevro Corp.
1.750%, 6/1/21	70,000	104,546
NuVasive, Inc.
2.250%, 3/15/21	156,000	160,079
0.375%, 3/15/25§	18,000	15,771

		1,211,879

Health Care Providers & Services (0.4%)
Anthem, Inc.
2.750%, 10/15/42	33,000	123,633

Health Care Technology (1.7%)
Allscripts Healthcare Solutions, Inc.
0.875%, 1/1/27§	48,000	41,461
Evolent Health, Inc.
3.500%, 12/1/24§	79,000	77,420
Livongo Health, Inc.
0.875%, 6/1/25§	16,000	31,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Tabula Rasa HealthCare, Inc.
1.750%, 2/15/26§	$49,000	$45,457
Teladoc Health, Inc.
3.000%, 12/15/22	70,000	348,311
1.250%, 6/1/27§	44,000	55,024

		599,013

Life Sciences Tools & Services (1.2%)
Illumina, Inc.
0.500%, 6/15/21	120,000	153,964
(Zero Coupon), 8/15/23	144,000	152,327
Repligen Corp.
0.375%, 7/15/24	82,000	116,643

		422,934

Pharmaceuticals (0.4%)
Jazz Investments I Ltd.
2.000%, 6/15/26§	75,000	87,584
Paratek Pharmaceuticals, Inc.
4.750%, 5/1/24	56,000	45,473
Zogenix, Inc.
2.750%, 10/1/27§	10,000	9,929

		142,986

Total Health Care		4,157,210

Industrials (1.8%)
Aerospace & Defense (0.4%)
Aerojet Rocketdyne Holdings, Inc.
2.250%, 12/15/23	33,000	52,388
Parsons Corp.
0.250%, 8/15/25§	89,000	89,463

		141,851

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.
1.875%, 6/1/24	85,000	102,266

Airlines (0.6%)
Southwest Airlines Co.
1.250%, 5/1/25	164,000	214,020

Machinery (0.3%)
Fortive Corp.
0.875%, 2/15/22	111,000	111,210

Professional Services (0.2%)
FTI Consulting, Inc.
2.000%, 8/15/23	55,000	67,377

Total Industrials		636,724

Information Technology (27.0%)
Communications Equipment (1.6%)
Infinera Corp.
2.125%, 9/1/24	76,000	70,131
InterDigital, Inc.
2.000%, 6/1/24	139,000	143,199
Lumentum Holdings, Inc.
0.250%, 3/15/24	243,000	339,728

		553,058

Electronic Equipment, Instruments & Components (1.2%)
II-VI, Inc.
0.250%, 9/1/22	118,000	132,898
Insight Enterprises, Inc.
0.750%, 2/15/25	137,000	143,652
TTM Technologies, Inc.
1.750%, 12/15/20	115,000	135,912

		412,462

IT Services (4.1%)
Akamai Technologies, Inc.
0.125%, 5/1/25	85,000	109,299
MongoDB, Inc.
0.250%, 1/15/26§	47,000	61,386
Okta, Inc.
0.125%, 9/1/25	47,000	61,892
Square, Inc.
0.500%, 5/15/23	396,000	857,364
Twilio, Inc.
0.250%, 6/1/23	97,000	337,358

		1,427,299

Semiconductors & Semiconductor Equipment (8.6%)
Advanced Micro Devices, Inc.
2.125%, 9/1/26	37,000	378,365
Enphase Energy, Inc.
0.250%, 3/1/25§	128,000	162,721
Inphi Corp.
0.750%, 9/1/21	89,000	178,840
0.750%, 4/15/25§	21,000	25,136
Microchip Technology, Inc.
1.625%, 2/15/25	70,000	155,934
1.625%, 2/15/27	587,000	904,373
Novellus Systems, Inc.
2.625%, 5/15/41	24,000	249,968
ON Semiconductor Corp.
1.000%, 12/1/20	296,000	353,720
1.625%, 10/15/23	146,000	192,811
Silicon Laboratories, Inc.
1.375%, 3/1/22	129,000	154,333
0.625%, 6/15/25§	26,000	27,813
Teradyne, Inc.
1.250%, 12/15/23	74,000	188,815

		2,972,829

Software (10.7%)
Blackline, Inc.
0.125%, 8/1/24	65,000	89,406
Coupa Software, Inc.
0.125%, 6/15/25	124,000	225,913
CyberArk Software Ltd.
(Zero Coupon), 11/15/24§	42,000	40,995
Datadog, Inc.
0.125%, 6/15/25§	17,000	22,440
DocuSign, Inc.
0.500%, 9/15/23	61,000	184,165
FireEye, Inc.
0.875%, 6/1/24	111,000	102,879
Five9, Inc.
0.500%, 6/1/25§	43,000	51,965
Guidewire Software, Inc.
1.250%, 3/15/25	54,000	61,936
HubSpot, Inc.
0.250%, 6/1/22	55,000	170,142
Medallia, Inc.
0.125%, 9/15/25§	29,000	29,095
New Relic, Inc.
0.500%, 5/1/23	307,000	293,373
Nutanix, Inc.
(Zero Coupon), 1/15/23	135,000	126,563
Palo Alto Networks, Inc.
0.750%, 7/1/23	396,000	446,407
Pegasystems, Inc.
0.750%, 3/1/25§	56,000	63,498
Pluralsight, Inc.
0.375%, 3/1/24	80,000	70,240
Proofpoint, Inc.
0.250%, 8/15/24	176,000	175,230
Q2 Holdings, Inc.
0.750%, 6/1/26	72,000	88,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Rapid7, Inc.
1.250%, 8/1/23	$70,000	$109,419
RealPage, Inc.
1.500%, 11/15/22	28,000	41,055
ServiceNow, Inc.
(Zero Coupon), 6/1/22	66,000	238,573
Slack Technologies, Inc.
0.500%, 4/15/25§	71,000	82,356
Splunk, Inc.
0.500%, 9/15/23	274,000	380,843
1.125%, 9/15/25	39,000	56,286
Workday, Inc.
0.250%, 10/1/22	183,000	281,077
Zendesk, Inc.
0.250%, 3/15/23	152,000	260,374

		3,692,420

Technology Hardware, Storage & Peripherals (0.8%)
Pure Storage, Inc.
0.125%, 4/15/23	205,000	198,531
Western Digital Corp.
1.500%, 2/1/24(e)	62,000	58,862

		257,393

Total Information Technology		9,315,461

Materials (0.1%)
Metals & Mining (0.1%)
Cleveland-Cliffs, Inc.
1.500%, 1/15/25	36,000	37,198

Total Materials		37,198

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
IH Merger Sub LLC (REIT)
3.500%, 1/15/22	32,000	41,326

Real Estate Management & Development (0.3%)
Redfin Corp.
1.750%, 7/15/23	62,000	107,415

Total Real Estate		148,741

Total Convertible Bonds		19,368,898

Corporate Bond (0.3%)
Consumer Discretionary (0.3%)
Hotels, Restaurants & Leisure (0.3%)
Royal Caribbean Cruises Ltd.
4.250%, 6/15/23§	88,000	102,690

Total Consumer Discretionary		102,690

Total Long-Term Debt Securities (56.4%) (Cost $14,986,994)		19,471,588

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares	877,536	878,150

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $301,591, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $307,622. (xx)	$301,590	$301,590
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,129. (xx)	100,000	100,000

Total Repurchase Agreements		401,590

Total Short-Term Investments (3.7%) (Cost $1,279,729)		1,279,740

Total Investments in Securities (100.5%) (Cost $27,684,018)		34,696,042
Other Assets Less Liabilities (-0.5%)		(158,382)

Net Assets (100%)		$34,537,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $3,209,207 or 9.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $397,436. This was collateralized by cash of $401,590 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Communication Services	$—	$1,157,739	$—	$1,157,739
Consumer Discretionary	—	2,745,114	—	2,745,114
Consumer Staples	—	44,972	—	44,972
Energy	—	123,325	—	123,325
Financials	—	1,002,414	—	1,002,414
Health Care	—	4,157,210	—	4,157,210
Industrials	—	636,724	—	636,724
Information Technology	—	9,315,461	—	9,315,461
Materials	—	37,198	—	37,198
Real Estate	—	148,741	—	148,741
Convertible Preferred Stocks
Communication Services	—	181,807	—	181,807
Consumer Staples	59,932	—	—	59,932
Financials	1,196,106	—	—	1,196,106
Health Care	992,097	—	—	992,097
Industrials	—	201,256	—	201,256
Information Technology	748,050	—	—	748,050
Materials	65,121	—	—	65,121
Utilities	721,763	—	—	721,763
Corporate Bond
Consumer Discretionary	—	102,690	—	102,690
Exchange Traded Funds	9,533,068	—	—	9,533,068
Preferred Stocks
Consumer Discretionary	131,000	—	—	131,000
Health Care	114,514	—	—	114,514
Short-Term Investments
Investment Company	878,150	—	—	878,150
Repurchase Agreements	—	401,590	—	401,590

Total Assets	$14,439,801	$20,256,241	$—	$34,696,042

Total Liabilities	$—	$—	$—	$—

Total	$14,439,801	$20,256,241	$—	$34,696,042

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,352,346
Aggregate gross unrealized depreciation	(420,160)

Net unrealized appreciation	$6,932,186

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,763,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.3%)
Ajax Mortgage Loan Trust,
Series 2018-C A
4.360%, 9/25/65(l)§	$318,772	$330,603
Bayview Opportunity Master Fund IVa Trust,
Series 2019-SBR1 A1
3.475%, 6/28/34(e)§	110,469	110,369
C-BASS TRUST,
Series 2007-CB1 AF6
3.371%, 1/25/37(e)	1,268,422	536,975
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§	471,275	471,349
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.288%, 10/25/36(l)	1,073,706	434,328
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL2 A1
3.844%, 12/27/58(e)§	250,785	251,281
PRPM LLC,
Series 2019-2A A1
3.967%, 4/25/24(e)§	385,110	387,151
RASC Trust,
Series 2007-EMX1 A13
0.348%, 1/25/37(l)	652,281	583,032

Total Asset-Backed Securities		3,105,088

Collateralized Mortgage Obligations (10.4%)
BRAVO Residential Funding Trust,
Series 2020-RPL1 M1
3.250%, 5/26/59(l)§	500,000	525,466
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A5
6.000%, 2/25/37	506,227	508,997
FHLMC,
Series 358 300
3.000%, 10/15/47 STRIPS	322,325	341,388
Series 4484 CD
1.750%, 7/15/30	166,928	171,044
Series 4624 GA
2.500%, 4/15/40	222,510	226,846
Series 4749 LV
3.500%, 4/15/38	450,000	469,681
Series 4894 ZE
3.500%, 7/15/49	835,724	899,429
FHLMC STACR Remic Trust,
Series 2020-DNA2 M2
1.998%, 2/25/50(l)§	300,000	292,061
FNMA,
Series 2016-9 A
3.000%, 9/25/43	220,267	224,485
Series 2017-51 EA
3.000%, 11/25/42	220,804	226,481
Series 2018-21
(Zero Coupon), 4/25/48 PO	287,445	267,534
Series 2018-36 A
3.000%, 6/25/48	157,397	165,532
GCAT LLC,
Series 2020-3 A1
2.981%, 9/25/25(e)§	500,000	499,951
PRPM LLC,
Series 2020-3 A1
2.857%, 9/25/25(e)§	500,000	499,992
Verus Securitization Trust,
Series 2020-2 A2
2.989%, 5/25/60(l)§	300,000	305,506
Series 2020-4 M1
3.291%, 5/25/65(l)§	300,000	306,485
Wells Fargo Alternative Loan Trust,
Series 2007-PA6 A1
3.455%, 12/28/37(l)	252,229	241,308

Total Collateralized Mortgage Obligations		6,172,186

Corporate Bonds (15.5%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
3.500%, 9/15/53§	18,000	17,434
3.550%, 9/15/55§	67,000	64,636
CCO Holdings LLC
5.000%, 2/1/28§	30,000	31,500
CenturyLink, Inc.
5.125%, 12/15/26§	25,000	25,633
4.000%, 2/15/27§	25,000	25,341
Cincinnati Bell, Inc.
7.000%, 7/15/24§	15,000	15,459
Frontier Communications Corp.
8.000%, 4/1/27(e)(h)§	40,000	40,025
Intelsat Jackson Holdings SA
8.500%, 10/15/24(h)§	25,000	16,125
Telesat Canada
6.500%, 10/15/27§	10,000	10,050
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.380%, 5/15/25(k)	59,000	60,058
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	25,000	24,606
6.125%, 3/1/28§	15,000	15,483

		346,350

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	35,000	34,650
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	25,000	26,920

		61,570

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	20,000	12,957
Charter Communications Operating LLC
4.908%, 7/23/25	95,000	109,347
Comcast Corp.
3.400%, 4/1/30	50,000	57,992
1.500%, 2/15/31	110,000	108,292
Diamond Sports Group LLC
5.375%, 8/15/26§	20,000	14,150
DISH DBS Corp.
5.875%, 11/15/24	20,000	20,487
GCI LLC
4.750%, 10/15/28§	20,000	20,200
Gray Television, Inc.
7.000%, 5/15/27§	40,000	43,265
iHeartCommunications, Inc.
8.375%, 5/1/27	5,000	4,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	$45,000	$53,204
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	20,000	21,008
Radiate Holdco LLC
4.500%, 9/15/26§	20,000	20,046
Scripps Escrow, Inc.
5.875%, 7/15/27§	20,000	19,350
Sirius XM Radio, Inc.
4.125%, 7/1/30§	20,000	20,446

		525,663

Wireless Telecommunication Services (0.2%)
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	20,000	21,380
Sprint Corp.
7.125%, 6/15/24	25,000	28,683
T-Mobile USA, Inc.
3.750%, 4/15/27§	20,000	22,363
2.050%, 2/15/28§	40,000	40,953

		113,379

Total Communication Services		1,046,962

Consumer Discretionary (1.8%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	15,000	15,709
Icahn Enterprises LP
5.250%, 5/15/27	20,000	20,811

		36,520

Automobiles (0.0%)
Ford Motor Co.
9.000%, 4/22/25	15,000	17,198

Distributors (0.1%)
Performance Food Group, Inc.
5.500%, 10/15/27§	30,000	30,900

Hotels, Restaurants & Leisure (0.9%)
1011778 BC ULC
5.000%, 10/15/25§	20,000	20,475
Boyd Gaming Corp.
4.750%, 12/1/27	40,000	39,250
Caesars Entertainment, Inc.
6.250%, 7/1/25§	30,000	31,297
Caesars Resort Collection LLC
5.250%, 10/15/25§	35,000	33,862
Carnival Corp.
11.500%, 4/1/23§	5,000	5,594
Cedar Fair LP
5.250%, 7/15/29	20,000	19,000
Golden Nugget, Inc.
6.750%, 10/15/24§	40,000	33,400
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	5,000	5,208
5.750%, 5/1/28§	5,000	5,250
IRB Holding Corp.
6.750%, 2/15/26§	30,000	29,963
LTF Merger Sub, Inc.
8.500%, 6/15/23§	15,000	14,400
McDonald’s Corp.
3.600%, 7/1/30	45,000	52,446
MGM Resorts International
6.750%, 5/1/25	35,000	36,616
Scientific Games International, Inc.
7.250%, 11/15/29§	15,000	15,225
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	45,000	47,813
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	25,000	24,835
Viking Cruises Ltd.
13.000%, 5/15/25§	10,000	11,575
5.875%, 9/15/27§	50,000	38,875
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	20,000	19,350
Yum! Brands, Inc.
3.625%, 3/15/31	35,000	35,000

		519,434

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	30,000	30,150
Tempur Sealy International, Inc.
5.500%, 6/15/26	25,000	25,834

		55,984

Internet & Direct Marketing Retail (0.1%)
Expedia Group, Inc.
3.250%, 2/15/30	60,000	57,472

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	95,000	107,237

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	6,000	6,015
4.750%, 3/1/30§	6,000	6,015
Carvana Co.
8.875%, 10/1/23§	10,000	10,450
Group 1 Automotive, Inc.
4.000%, 8/15/28§	5,000	4,875
Home Depot, Inc. (The)
3.900%, 6/15/47	40,000	48,728
PetSmart, Inc.
7.125%, 3/15/23§	20,000	20,175
5.875%, 6/1/25§	17,000	17,361
Staples, Inc.
7.500%, 4/15/26§	30,000	27,675

		141,294

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The)
5.500%, 5/15/25§	65,000	68,575

Total Consumer Discretionary		1,034,614

Consumer Staples (1.0%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	45,000	55,252
Constellation Brands, Inc.
3.150%, 8/1/29	90,000	99,148

		154,400

Food & Staples Retailing (0.1%)
Albertsons Cos., Inc.
4.625%, 1/15/27§	25,000	25,507
3.500%, 3/15/29§	20,000	19,388
US Foods, Inc.
6.250%, 4/15/25§	5,000	5,294

		50,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.4%)
B&G Foods, Inc.
5.250%, 4/1/25	$20,000	$20,475
5.250%, 9/15/27	10,000	10,402
JBS USA LUX SA
5.875%, 7/15/24§	5,000	5,098
5.750%, 6/15/25§	5,000	5,143
6.750%, 2/15/28§	33,000	35,805
Kraft Heinz Foods Co.
5.000%, 7/15/35	10,000	11,511
5.200%, 7/15/45	30,000	33,059
Post Holdings, Inc.
4.625%, 4/15/30§	30,000	30,862
Smithfield Foods, Inc.
4.250%, 2/1/27§	95,000	103,313

		255,668

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	30,000	30,975
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	25,000	25,312

		56,287

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	55,345

Total Consumer Staples		571,889

Energy (1.7%)
Energy Equipment & Services (0.2%)
Schlumberger Investment SA
2.650%, 6/26/30	25,000	25,223
Tervita Corp.
7.625%, 12/1/21§	25,000	22,875
Transocean Poseidon Ltd.
6.875%, 2/1/27§	30,000	24,044
Transocean, Inc.
11.500%, 1/30/27§	9,000	3,668
USA Compression Partners LP
6.875%, 9/1/27	40,000	39,600

		115,410

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP
5.750%, 3/1/27§	13,000	10,725
Apache Corp.
4.625%, 11/15/25	10,000	9,519
4.375%, 10/15/28	20,000	18,231
Cenovus Energy, Inc.
5.375%, 7/15/25	20,000	19,275
Cheniere Energy Partners LP
5.250%, 10/1/25	5,000	5,100
5.625%, 10/1/26	25,000	26,000
Energy Transfer Operating LP
4.750%, 1/15/26	50,000	53,639
EOG Resources, Inc.
4.375%, 4/15/30	45,000	53,041
EQM Midstream Partners LP
6.500%, 7/1/27§	30,000	31,801
EQT Corp.
7.875%, 2/1/25(e)	15,000	16,627
Exxon Mobil Corp.
2.610%, 10/15/30	20,000	21,546
4.227%, 3/19/40	10,000	12,052
Gulfport Energy Corp.
6.375%, 5/15/25	25,000	15,250
Hess Midstream Operations LP
5.125%, 6/15/28§	30,000	29,850
Hilcorp Energy I LP
6.250%, 11/1/28§	25,000	22,562
Indigo Natural Resources LLC
6.875%, 2/15/26§	10,000	9,675
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	51,737
Marathon Petroleum Corp.
5.125%, 12/15/26	45,000	52,252
MEG Energy Corp.
7.125%, 2/1/27§	40,000	36,000
NuStar Logistics LP
6.375%, 10/1/30	25,000	25,906
Occidental Petroleum Corp.
8.000%, 7/15/25(x)	15,000	15,075
3.500%, 8/15/29	15,000	11,461
6.625%, 9/1/30	15,000	13,837
Parkland Corp.
5.875%, 7/15/27§	45,000	47,250
Parsley Energy LLC
5.625%, 10/15/27§	30,000	29,850
Peabody Energy Corp.
6.000%, 3/31/22§	15,000	9,000
QEP Resources, Inc.
5.625%, 3/1/26	15,000	8,512
Rattler Midstream LP
5.625%, 7/15/25§	10,000	10,050
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	50,000	56,137
Sunoco LP
6.000%, 4/15/27	15,000	15,300
Targa Resources Partners LP
5.500%, 3/1/30§	25,000	24,820
Total Capital International SA
3.386%, 6/29/60	50,000	52,221
Viper Energy Partners LP
5.375%, 11/1/27§	25,000	24,688
Western Midstream Operating LP
4.100%, 2/1/25(e)	20,000	19,050
WPX Energy, Inc.
5.875%, 6/15/28(x)	15,000	15,675
4.500%, 1/15/30	20,000	19,650

		893,364

Total Energy		1,008,774

Financials (2.9%)
Banks (1.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	55,000	63,464
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	50,000	55,326
Bank of Nova Scotia (The)
1.625%, 5/1/23	65,000	66,702
3.400%, 2/11/24	35,000	38,064
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.380%, 5/17/24(k)	105,000	105,844
Commonwealth Bank of Australia
3.900%, 7/12/47§	50,000	61,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23(k)	$100,000	$100,466
Santander Holdings USA, Inc.
3.400%, 1/18/23	95,000	99,599

		590,936

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	95,000	103,156
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	95,000	102,401

		205,557

Consumer Finance (1.0%)
American Express Co.
3.400%, 2/22/24	90,000	97,945
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.988%, 1/30/23(k)	115,000	115,065
Discover Financial Services
4.100%, 2/9/27	70,000	77,861
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.294%, 1/5/23(k)	90,000	88,643
John Deere Capital Corp.
2.600%, 3/7/24	55,000	58,848
Navient Corp.
5.000%, 3/15/27	15,000	14,024
OneMain Finance Corp.
6.625%, 1/15/28	30,000	33,294
5.375%, 11/15/29	15,000	15,590
Synchrony Financial
3.950%, 12/1/27	55,000	58,979

		560,249

Diversified Financial Services (0.1%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	45,000	46,231
Verscend Escrow Corp.
9.750%, 8/15/26§	25,000	27,182

		73,413

Insurance (0.4%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	20,950
Athene Global Funding
3.000%, 7/1/22§	55,000	56,780
GTCR AP Finance, Inc.
8.000%, 5/15/27§	25,000	26,375
NFP Corp.
6.875%, 8/15/28§	20,000	20,248
Prudential Financial, Inc.
3.905%, 12/7/47	50,000	56,346
Willis North America, Inc.
4.500%, 9/15/28	45,000	53,625

		234,324

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	20,000	19,950
PennyMac Financial Services, Inc.
5.375%, 10/15/25§	20,000	20,200

		40,150

Total Financials		1,704,629

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	95,000	115,706

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	25,000	26,000

Health Care Providers & Services (0.9%)
Anthem, Inc.
2.375%, 1/15/25	60,000	63,377
Centene Corp.
3.000%, 10/15/30	15,000	15,244
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.165%, 7/15/23(k)	85,000	85,716
4.900%, 12/15/48	80,000	103,268
CVS Health Corp.
5.050%, 3/25/48	65,000	82,721
HCA, Inc.
4.125%, 6/15/29	45,000	50,855
LifePoint Health, Inc.
6.750%, 4/15/25§	10,000	10,575
4.375%, 2/15/27§	25,000	25,031
Radiology Partners, Inc.
9.250%, 2/1/28§	30,000	31,313
Select Medical Corp.
6.250%, 8/15/26§	45,000	46,800
West Street Merger Sub, Inc.
6.375%, 9/1/25§	40,000	40,742

		555,642

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	50,000	51,344
Eli Lilly and Co.
3.950%, 3/15/49	90,000	112,441
Royalty Pharma plc
3.300%, 9/2/40§	55,000	54,483

		218,268

Total Health Care		915,616

Industrials (1.9%)
Aerospace & Defense (0.5%)
Bombardier, Inc.
6.000%, 10/15/22§	25,000	23,125
BWX Technologies, Inc.
4.125%, 6/30/28§	45,000	45,900
Lockheed Martin Corp.
4.700%, 5/15/46	80,000	107,909
TransDigm, Inc.
8.000%, 12/15/25§	5,000	5,425
6.250%, 3/15/26§	55,000	57,299
6.375%, 6/15/26	15,000	15,038
5.500%, 11/15/27	25,000	24,026
Triumph Group, Inc.
7.750%, 8/15/25	15,000	9,600

		288,322

Airlines (0.1%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	10,000	10,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mileage Plus Holdings LLC
6.500%, 6/20/27§	$30,000	$31,200

		41,550

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	25,000	26,719
Griffon Corp.
5.750%, 3/1/28	20,000	20,850
Owens Corning
4.400%, 1/30/48	50,000	55,965

		103,534

Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	21,250
9.750%, 7/15/27§	35,000	37,975
Garda World Security Corp.
8.750%, 5/15/25§	25,000	25,375
GFL Environmental, Inc.
3.750%, 8/1/25§	25,000	25,091
5.125%, 12/15/26§	30,000	30,909
8.500%, 5/1/27§	12,000	12,990
KAR Auction Services, Inc.
5.125%, 6/1/25§	30,000	29,925
Prime Security Services Borrower LLC
3.375%, 8/31/27§	30,000	28,780

		212,295

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	25,000	25,125

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	110,000	109,949

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	18,000	19,310
Jaguar Holding Co. II
5.000%, 6/15/28§	15,000	15,638

		34,948

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	55,000	59,305
CSX Corp.
3.800%, 11/1/46	45,000	52,446
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	5,000	4,869
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	50,000	56,100
Uber Technologies, Inc.
7.500%, 9/15/27§	20,000	21,400

		194,120

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	55,000	55,905
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	40,000	39,100
United Rentals North America, Inc.
5.250%, 1/15/30	30,000	32,700

		127,705

Total Industrials		1,137,548

Information Technology (0.9%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	20,295
CommScope, Inc.
5.500%, 3/1/24§	10,000	10,253
6.000%, 3/1/26§	25,000	26,000

		56,548

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	15,000	7,725
Tempo Acquisition LLC
6.750%, 6/1/25§	45,000	45,780

		53,505

Semiconductors & Semiconductor Equipment (0.3%)
NXP BV
3.875%, 6/18/26§	100,000	112,252
Xilinx, Inc.
2.375%, 6/1/30	55,000	58,432

		170,684

Software (0.1%)
BY Crown Parent LLC
4.250%, 1/31/26§	15,000	15,234
Oracle Corp.
3.600%, 4/1/50	50,000	55,706

		70,940

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
4.650%, 2/23/46	70,000	97,617
2.950%, 9/11/49	15,000	16,411
NetApp, Inc.
1.875%, 6/22/25	55,000	56,781

		170,809

Total Information Technology		522,486

Materials (0.6%)
Chemicals (0.1%)
Gates Global LLC
6.250%, 1/15/26§	15,000	15,431
Nutrien Ltd.
4.200%, 4/1/29	40,000	47,566

		62,997

Containers & Packaging (0.3%)
Berry Global, Inc.
5.625%, 7/15/27§	30,000	31,537
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	30,000	29,963
Packaging Corp. of America
3.000%, 12/15/29	50,000	54,774
Silgan Holdings, Inc.
4.125%, 2/1/28	30,000	30,525
Westrock Co.
3.750%, 3/15/25	50,000	55,757

		202,556

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	30,000	31,050
Novelis Corp.
4.750%, 1/30/30§	40,000	39,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
SunCoke Energy Partners LP
7.500%, 6/15/25§	$25,000	$22,437

		92,737

Total Materials		358,290

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	95,000	105,003
American Tower Corp. (REIT)
3.950%, 3/15/29	50,000	57,852
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	50,000	56,101
3.300%, 7/1/30	25,000	27,227
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	15,055
VICI Properties LP (REIT)
3.750%, 2/15/27§	5,000	4,909
4.125%, 8/15/30§	15,000	14,737

		280,884

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	10,000	10,500

Total Real Estate		291,384

Utilities (0.9%)
Electric Utilities (0.6%)
Eversource Energy
Series R
1.650%, 8/15/30	55,000	54,572
Georgia Power Co.
Series A
2.200%, 9/15/24	60,000	63,094
Monongahela Power Co.
5.400%, 12/15/43§	60,000	82,807
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	50,000	51,825
PG&E Corp.
5.000%, 7/1/28	40,000	38,800
Pinnacle West Capital Corp.
1.300%, 6/15/25	55,000	55,811

		346,909

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	50,000	64,241
East Ohio Gas Co. (The)
3.000%, 6/15/50§	60,000	61,405

		125,646

Independent Power and Renewable Electricity Producers (0.0%)
Calpine Corp.
5.125%, 3/15/28§	25,000	25,875
4.625%, 2/1/29§	10,000	9,975

		35,850

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	50,000	53,194

Total Utilities		561,599

Total Corporate Bonds		9,153,791

Mortgage-Backed Securities (4.2%)
FHLMC
2.000%, 10/1/50	500,000	512,208
FHLMC UMBS
2.000%, 9/1/40	1,095,355	1,134,764
FNMA UMBS
3.000%, 4/1/37	289,214	305,847
2.500%, 5/1/50	488,915	512,796

Total Mortgage-Backed Securities		2,465,615

U.S. Treasury Obligations (11.0%)
U.S. Treasury Bonds
1.125%, 8/15/40	240,000	235,985
3.125%, 2/15/43	210,000	284,941
3.625%, 8/15/43	160,000	233,635
2.750%, 11/15/47	210,000	273,444
1.375%, 8/15/50	180,000	176,646
U.S. Treasury Notes
1.750%, 11/30/21	380,000	387,117
0.125%, 9/30/22	350,000	350,000
0.125%, 9/15/23	550,000	549,525
2.125%, 9/30/24	300,000	322,849
2.250%, 10/31/24	300,000	324,746
2.750%, 2/28/25	190,000	210,954
0.250%, 9/30/25	590,000	589,394
3.000%, 9/30/25	300,000	340,499
2.250%, 3/31/26	250,000	276,253
1.625%, 10/31/26	300,000	322,505
0.375%, 9/30/27	910,000	904,320
2.250%, 11/15/27	320,000	359,902
0.625%, 8/15/30	330,000	328,362

Total U.S. Treasury Obligations		6,471,077

Total Long-Term Debt Securities (46.4%) (Cost $26,964,978)		27,367,757

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Interactive Media & Services (2.2%)
Alphabet, Inc., Class A*	465	681,504
Facebook, Inc., Class A*	2,511	657,631

		1,339,135

Media (0.9%)
Comcast Corp., Class A	11,124	514,596

Total Communication Services		1,853,731

Consumer Discretionary (3.2%)
Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	341	1,073,717

Multiline Retail (0.5%)
Dollar General Corp.	1,494	313,172

Specialty Retail (0.9%)
Ross Stores, Inc.	2,976	277,720
Ulta Beauty, Inc.*	969	217,037

		494,757

Total Consumer Discretionary		1,881,646

Consumer Staples (2.3%)
Beverages (0.7%)
Constellation Brands, Inc., Class A	2,150	407,447

Food & Staples Retailing (0.2%)
Sysco Corp.	1,901	118,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.9%)
Procter & Gamble Co. (The)	3,906	$542,895

Tobacco (0.5%)
Philip Morris International, Inc.	3,780	283,462

Total Consumer Staples		1,352,084

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Exxon Mobil Corp.	5,903	202,650
Pioneer Natural Resources Co.	1,356	116,602

		319,252

Total Energy		319,252

Financials (2.8%)
Banks (1.3%)
Citigroup, Inc.	7,329	315,953
First Republic Bank	1,808	197,181
Truist Financial Corp.	6,597	251,016

		764,150

Capital Markets (0.8%)
Charles Schwab Corp. (The)	6,046	219,046
Intercontinental Exchange, Inc.	2,456	245,723

		464,769

Insurance (0.7%)
Aflac, Inc.	5,687	206,723
Willis Towers Watson plc	1,049	219,052

		425,775

Total Financials		1,654,694

Health Care (4.1%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.* .	1,352	102,860
Vertex Pharmaceuticals, Inc.*	377	102,589

		205,449

Health Care Equipment & Supplies (1.0%)
Alcon, Inc.*	3,779	215,214
Boston Scientific Corp.*	10,201	389,780

		604,994

Health Care Providers & Services (1.3%)
Anthem, Inc.	1,164	312,639
UnitedHealth Group, Inc.	1,419	442,401

		755,040

Pharmaceuticals (1.4%)
AstraZeneca plc (ADR)	5,608	307,319
Roche Holding AG (ADR)	8,446	361,573
Zoetis, Inc.	1,075	177,773

		846,665

Total Health Care		2,412,148

Industrials (2.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	1,627	268,878

Electrical Equipment (0.4%)
AMETEK, Inc.	2,527	251,184

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	1,964	323,294

Machinery (0.9%)
Fortive Corp.	3,606	274,813
Parker-Hannifin Corp.	1,216	246,046

		520,859

Total Industrials		1,364,215

Information Technology (8.8%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,851	290,256

Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	10,269	332,818

IT Services (1.5%)
PayPal Holdings, Inc.*	2,280	449,228
Visa, Inc., Class A	2,311	462,131

		911,359

Semiconductors & Semiconductor Equipment (1.4%)
Analog Devices, Inc.	2,569	299,905
KLA Corp.	1,107	214,470
Lam Research Corp.	928	307,864

		822,239

Software (3.4%)
Adobe, Inc.*	827	405,585
Microsoft Corp.	6,114	1,285,958
Splunk, Inc.*	1,538	289,344

		1,980,887

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	7,209	834,874

Total Information Technology		5,172,433

Materials (0.5%)
Chemicals (0.5%)
DuPont de Nemours, Inc.	5,141	285,223

Total Materials		285,223

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)	1,396	337,455

Total Real Estate		337,455

Total Common Stocks (28.2%) (Cost $12,221,068)		16,632,881

INVESTMENT COMPANIES:
Fixed Income (6.9%)
DoubleLine Floating Rate Fund, Class I‡	198,490	1,838,020
DoubleLine Global Bond Fund, Class I‡	212,563	2,265,919

Total Investment Companies (6.9%) (Cost $4,102,239)		4,103,939

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	520,612	520,977

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $21,250, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $21,675.(xx)	$21,250	21,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (14.6%)
U.S. Treasury Bills
0.10%, 11/27/20(p)	$130,000	$129,980
0.10%, 2/2/21(p)	1,000,000	999,644
0.10%, 2/25/21(p)	4,000,000	3,998,278
0.11%, 6/17/21(p)	2,000,000	1,998,437
0.12%, 9/9/21(p)	1,500,000	1,498,264

Total U.S. Treasury Obligations		8,624,603

Total Short-Term Investments (15.5%) (Cost $9,164,775)		9,166,830

Total Investments in Securities (97.0%) (Cost $52,453,060)		57,271,407
Other Assets Less Liabilities (3.0%)		1,789,150

Net Assets (100%)		$59,060,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $7,659,012 or 13.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $20,852. This was collateralized by cash of $21,250 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAPE — Cyclically Adjusted Price Earnings

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	198,490	1,204,349	1,000,001	(300,000)	(26,298)	(40,032)	1,838,020	49,005	—
DoubleLine Global Bond Fund, Class I	212,563	1,932,551	800,000	(500,000)	(3,823)	37,191	2,265,919	—	—

Total		3,136,900	1,800,001	(800,000)	(30,121)	(2,841)	4,103,939	49,005	—

OTC Total return swap contracts outstanding as of September 30, 2020 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	10/14/2020	USD 9,200,000	(44,639)

							(44,639)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE DYNAMIC ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$3,105,088	$—	$3,105,088
Collateralized Mortgage Obligations	—	6,172,186	—	6,172,186
Common Stocks
Communication Services	1,853,731	—	—	1,853,731
Consumer Discretionary	1,881,646	—	—	1,881,646
Consumer Staples	1,352,084	—	—	1,352,084
Energy	319,252	—	—	319,252
Financials	1,654,694	—	—	1,654,694
Health Care	2,412,148	—	—	2,412,148
Industrials	1,364,215	—	—	1,364,215
Information Technology	5,172,433	—	—	5,172,433
Materials	285,223	—	—	285,223
Real Estate	337,455	—	—	337,455
Corporate Bonds
Communication Services	—	1,046,962	—	1,046,962
Consumer Discretionary	—	1,034,614	—	1,034,614
Consumer Staples	—	571,889	—	571,889
Energy	—	1,008,774	—	1,008,774
Financials	—	1,704,629	—	1,704,629
Health Care	—	915,616	—	915,616
Industrials	—	1,137,548	—	1,137,548
Information Technology	—	522,486	—	522,486
Materials	—	358,290	—	358,290
Real Estate	—	291,384	—	291,384
Utilities	—	561,599	—	561,599
Investment Companies	4,103,939	—	—	4,103,939
Mortgage-Backed Securities	—	2,465,615	—	2,465,615
Short-Term Investments
Investment Company	520,977	—	—	520,977
Repurchase Agreement	—	21,250	—	21,250
U.S. Treasury Obligations	—	8,624,603	—	8,624,603
U.S. Treasury Obligations	—	6,471,077	—	6,471,077

Total Assets	$21,257,797	$36,013,610	$—	$57,271,407

Liabilities:
Total Return Swaps	$—	$(44,639)	$—	$(44,639)

Total Liabilities	$—	$(44,639)	$—	$(44,639)

Total	$21,257,797	$35,968,971	$—	$57,226,768

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,712,878
Aggregate gross unrealized depreciation	(991,504)

Net unrealized appreciation	$4,721,374

Federal income tax cost of investments in securities and derivative instruments, if applicable	$52,505,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.0%)
AASET US Ltd.,
Series 2018-1A A
3.844%, 1/16/38§	$642,186	$593,250
ABFC Trust,
Series 2007-WMC1 A1A
1.398%, 6/25/37(l)	3,394,597	2,794,020
AIMCO CLO,
Series 2018-AA D
2.823%, 4/17/31(l)§	500,000	449,953
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39(l)§	3,400,000	3,453,646
Apidos CLO XII,
Series 2013-12A DR
2.875%, 4/15/31(l)§	500,000	457,382
Apidos CLO XXI,
Series 2015-21A CR
2.722%, 7/18/27(l)§	500,000	474,246
Apres Static CLO 2 Ltd.,
Series 2020-1A B
4.183%, 4/15/28(l)§	1,000,000	1,008,166
Series 2020-1A C
4.734%, 4/15/28(l)§	1,000,000	1,006,021
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C
2.423%, 10/17/30(l)§	500,000	484,638
Atrium IX,
Series 9A DR
3.856%, 5/28/30(l)§	500,000	482,547
Babson CLO Ltd.,
Series 2015-2A DR
3.222%, 10/20/30(l)§	500,000	473,508
Series 2015-IA DR
2.872%, 1/20/31(l)§	500,000	456,904
Bain Capital Credit CLO Ltd.,
Series 2016-2A DR
4.375%, 1/15/29(l)§	500,000	482,449
Barings CLO Ltd.,
Series 2017-1A D
3.872%, 7/18/29(l)§	500,000	495,130
Series 2019-1A D
4.125%, 4/15/31(l)§	500,000	498,603
Series 2019-2A C
4.125%, 4/15/31(l)§	500,000	497,875
Canyon Capital CLO Ltd.,
Series 2014-1A CR
3.018%, 1/30/31(l)§	500,000	443,984
Series 2017-1A D
3.875%, 7/15/30(l)§	500,000	479,750
Canyon CLO Ltd.,
Series 2020-1A B
3.149%, 7/15/28(l)§	1,000,000	1,003,245
Castlelake Aircraft Structured Trust,
Series 2019-1A A
3.967%, 4/15/39§	415,632	384,650
Catamaran CLO Ltd.,
Series 2018-1A A1
1.495%, 10/25/31(l)§	500,000	491,712
CBAM Ltd.,
Series 2019-10A B
2.322%, 4/20/32(l)§	500,000	500,610
CIFC Funding Ltd.,
Series 2015-4A CR
4.272%, 10/20/27(l)§	1,000,000	1,000,024
Series 2020-2A B
2.482%, 8/24/32(l)§	1,000,000	1,003,674
Cook Park CLO Ltd.,
Series 2018-1A C
2.023%, 4/17/30(l)§	1,000,000	964,039
Series 2018-1A D
2.873%, 4/17/30(l)§	500,000	460,159
Crown Point CLO 9 Ltd.,
Series 2020-9A C
3.916%, 7/14/32(l)§	500,000	500,675
Crown Point CLO IV Ltd.,
Series 2018-4A C
2.172%, 4/20/31(l)§	500,000	481,633
Dryden 40 Senior Loan Fund,
Series 2015-40A DR
3.380%, 8/15/31(l)§	500,000	478,478
Dryden 43 Senior Loan Fund,
Series 2016-43A DRR
3.822%, 7/20/29(l)§	500,000	494,281
Dryden 57 CLO Ltd.,
Series 2018-57A D
2.830%, 5/15/31(l)§	500,000	458,985
Dryden 77 CLO Ltd.,
Series 2020-77A C
4.074%, 5/20/31(l)§	500,000	502,926
Elevation CLO Ltd.,
Series 2013-1A BR2
3.530%, 8/15/32(l)§	1,250,000	1,229,446
Elmwood CLO II Ltd.,
Series 2019-2A B
2.372%, 4/20/31(l)§	500,000	501,027
ENA Norte Trust,
4.950%, 4/25/23(m)	392,804	394,768
Flagship Credit Auto Trust,
Series 2017-4 C
2.920%, 11/15/23§	500,000	505,282
Fremont Home Loan Trust,
Series 2006-D 1A1
0.288%, 11/25/36(l)	6,112,006	3,982,309
Gilbert Park CLO Ltd.,
Series 2017-1A D
3.225%, 10/15/30(l)§	500,000	482,499
Goldentree Loan Management US CLO 3 Ltd.,
Series 2018-3A D
3.122%, 4/20/30(l)§	1,000,000	944,320
Goodgreen Trust,
Series 2020-1A A
2.630%, 4/15/55§	499,212	502,536
Helios Issuer LLC,
Series 2017-1A A
4.940%, 9/20/49§	549,214	584,643
Invitation Homes Trust,
Series 2018-SFR1 C
1.401%, 3/17/37(l)§	740,000	740,440
Series 2018-SFR1 D
1.600%, 3/17/37(l)§	490,000	489,418
Jersey Mike’s Funding,
Series 2019-1A A2
4.433%, 2/15/50§	1,000,000	1,061,177
JOL Air Ltd.,
Series 2019-1 A
3.967%, 4/15/44§	447,332	424,175
LCM 28 Ltd.,
Series 28A D
3.222%, 10/20/30(l)§	500,000	447,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LCM XXI LP,
Series 21A DR
3.072%, 4/20/28(l)§	$500,000	$462,839
Long Point Park CLO Ltd.,
Series 2017-1A C
2.673%, 1/17/30(l)§	500,000	453,594
MACH 1 Cayman Ltd.,
Series 2019-1 A
3.474%, 10/15/39§	1,392,578	1,266,642
Madison Park Funding XIV Ltd.,
Series 2014-14A DRR
3.208%, 10/22/30(l)§	500,000	462,498
MidOcean Credit CLO III,
Series 2014-3A BR
2.071%, 4/21/31(l)§	1,000,000	960,936
Mosaic Solar Loan Trust,
Series 2018-1A A
4.010%, 6/22/43§	301,281	318,197
Series 2018-2GS A
4.200%, 2/22/44§	478,049	508,573
Series 2019-2A B
3.280%, 9/20/40§	500,000	504,534
Nassau Ltd.,
Series 2018-IA A
1.425%, 7/15/31(l)§	500,000	483,347
Newark BSL CLO 2 Ltd.,
3.895%, 7/25/30(l)	500,000	493,041
NP SPE II LLC,
Series 2017-1A A1
3.372%, 10/21/47§	498,296	508,896
Ocean Trails CLO 8,
Series 2020-8A B
2.773%, 7/15/29(l)§	500,000	500,488
Octagon Investment Partners 31 LLC,
Series 2017-1A D
3.972%, 7/20/30(l)§	500,000	478,789
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D
2.772%, 1/20/30(l)§	500,000	441,877
Octagon Investment Partners 48 Ltd.,
Series 2020-3A D
4.220%, 10/20/31(l)§	800,000	800,788
Octagon Investment Partners XV Ltd.,
Series 2013-1A DR
3.972%, 7/19/30(l)§	500,000	474,682
OHA Credit Funding 1 Ltd.,
Series 2018-1A D
3.322%, 10/20/30(l)§	500,000	471,285
OHA Credit Funding 5 Ltd.,
Series 2020-5A E
7.556%, 4/18/33(l)§	1,000,000	934,014
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	992,500	1,027,079
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	458,286	413,238
SBA Tower Trust (REIT),
3.168%, 4/11/22§	250,000	256,574
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	8,152	8,148
Sound Point CLO XXVI Ltd.,
Series 2020-1A C
3.620%, 7/20/30(l)§	500,000	500,148
Series 2020-1A D
5.020%, 7/20/30(l)§	500,000	501,178
Springleaf Funding Trust,
Series 2017-AA A
2.680%, 7/15/30§	205,403	203,174
Stack Infrastructure Issuer LLC,
Series 2019-2A A2
3.080%, 10/25/44§	500,000	511,685
Series 2020-1A A2
1.893%, 8/25/45§	500,000	503,334
STWD Ltd.,
Series 2019-FL1 D
2.502%, 7/15/38(l)§	713,000	686,754
Sunrun Atlas Issuer LLC,
Series 2019-2 A
3.610%, 2/1/55§	491,441	514,946
TAL Advantage VII LLC,
Series 2020-1A A
2.050%, 9/20/45§	400,000	400,715
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	443,333	443,333
Textainer Marine Containers VIII Ltd.,
Series 2020-2A A
2.100%, 9/20/45§	500,000	499,917
Thacher Park CLO Ltd.,
Series 2014-1A D1R
3.672%, 10/20/26(l)§	500,000	497,683
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR
3.175%, 1/15/31(l)§	500,000	446,225
Series 2014-2A ER
6.025%, 1/15/31(l)§	500,000	380,663
Series 2015-2A ER
5.825%, 10/15/27(l)§	500,000	409,196
Series 2017-1A C
2.572%, 4/18/29(l)§	1,000,000	979,198
Series 2017-1A D
4.022%, 4/18/29(l)§	250,000	240,681
Series 2017-3A D
3.425%, 10/15/30(l)§	500,000	467,237
Series 2018-1A B
1.925%, 7/15/30(l)§	2,000,000	1,960,656
Series 2018-1A D
3.175%, 7/15/30(l)§	500,000	455,236
Series 2018-1A E
5.775%, 7/15/30(l)§	500,000	421,128
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A
4.212%, 5/17/32(e)§	628,771	592,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	$2,500,000	$2,727,124
USQ Rail I LLC,
Series 2018-1 A1
3.783%, 4/27/48§	341,922	349,121
Vantage Data Centers Issuer LLC,
Series 2018-1A A2
4.072%, 2/16/43§	487,083	503,843
Vantage Data Centers LLC,
Series 2020-2A A2
1.992%, 9/15/45§	250,000	250,115
Venture XVIII CLO Ltd.,
Series 2014-18A BR
1.925%, 10/15/29(l)§	500,000	486,117
Venture XX CLO Ltd.,
Series 2015-20A CR
2.175%, 4/15/27(l)§	500,000	481,505
VERDE CLO Ltd.,
Series 2019-1A D
4.075%, 4/15/32(l)§	1,000,000	960,450
Vericrest Opportunity Loan Trust,
Series 2019-NPL2 A1
3.967%, 2/25/49(e)§	3,449,042	3,474,716
Vivint Solar Financing V LLC,
Series 2018-1A A
4.730%, 4/30/48§	967,787	996,092
Voya CLO Ltd.,
Series 2014-4A DR
6.218%, 7/14/31(l)§	1,000,000	732,541
Series 2017-3A C
3.822%, 7/20/30(l)§	500,000	471,460
WAVE LLC,
Series 2019-1 A
3.597%, 9/15/44§	946,388	877,842
York CLO 1 Ltd.,
Series 2014-1A CRR
2.358%, 10/22/29(l)§	1,000,000	985,786
York CLO-2 Ltd.,
Series 2015-1A CR
2.108%, 1/22/31(l)§	500,000	483,531

Total Asset-Backed Securities		73,672,779

Collateralized Mortgage Obligations (14.7%)
Alternative Loan Trust,
Series 2005-69 A1
2.019%, 12/25/35(l)	1,926,298	1,811,724
Series 2006-19CB A15
6.000%, 8/25/36	241,670	201,089
Banc of America Funding Trust,
Series 2005-6 1A8
6.000%, 10/25/35	318,859	305,982
Series 2007-5 3A1
6.000%, 7/25/37	2,276,598	2,157,634
Banc of America Mortgage Trust,
Series 2007-3 2A8
7.000%, 9/25/37	3,284,037	3,256,514
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2
6.000%, 2/25/37	2,614,269	2,032,912
Series 2006-J4 A5
6.250%, 9/25/36	425,641	289,547
Series 2007-14 A18
6.000%, 9/25/37	1,980,330	1,566,925
Series 2007-HY1 1A1
3.700%, 4/25/37(l)	285,905	270,163
Series 2007-HY1 2A1
3.783%, 3/25/37(l)	152,619	150,777
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2
3.879%, 3/25/36(l)	305,797	288,283
Series 2006-AR7 2A3A
3.020%, 11/25/36(l)	665,939	623,827
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4
6.000%, 2/25/37	1,809,234	1,801,322
Countrywide Asset-Backed Certificates,
Series 2006-IM1 A2
0.388%, 4/25/36(l)	1,072,153	942,599
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1
6.500%, 6/25/36	5,238,765	1,951,010
FHLMC,
Series 360 250
2.500%, 11/15/47 STRIPS	3,725,083	3,862,245
Series 3998 AZ
4.000%, 2/15/42	1,866,296	2,077,223
Series 4050 ND
2.500%, 9/15/41	1,263,502	1,300,087
Series 4076 QD
2.500%, 11/15/41	1,367,071	1,411,851
Series 4471 GA
3.000%, 2/15/44	485,220	513,759
Series 4483 CA
3.000%, 6/15/44	279,003	293,784
Series 4673 NT
3.500%, 9/15/43	2,550,908	2,605,188
Series 4745 EC
3.000%, 12/15/44	810,453	838,135
Series 4750 PA
3.000%, 7/15/46	1,048,641	1,085,730
Series 4934 P
2.500%, 11/15/40	4,090,695	4,347,724
Figure Line of Credit Trust,
Series 2020-1 A
4.040%, 9/25/49(l)§	2,083,065	2,020,464
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA3 A6
6.000%, 7/25/36	2,768,525	1,950,734
FNMA,
Series 2012-101 AP
2.000%, 8/25/40	1,116,735	1,121,236
Series 2013-18 CD
1.500%, 10/25/27	587,370	597,450
Series 2013-54 NP
2.500%, 3/25/43	2,039,428	2,119,187
Series 2015-42 CA
3.000%, 3/25/44	782,265	816,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-80 CA
3.000%, 4/25/40	$2,169,891	$2,203,461
Series 2015-9 HA
3.000%, 1/25/45	303,624	326,676
Series 2016-55 EA
1.750%, 7/25/43	2,659,445	2,721,988
Series 2017-46 ZL
3.500%, 6/25/57	3,145,951	3,547,794
Series 2017-98 PA
3.000%, 12/25/47	892,532	919,285
Series 2018-38 LA
3.000%, 6/25/48	967,036	1,018,148
Series 2018-44 PZ
3.500%, 6/25/48	1,898,689	2,136,911
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3
0.388%, 4/25/47(l)	3,825,282	3,434,603
New Residential Mortgage Loan Trust,
Series 2020-NPL1 A1
4.335%, 7/25/60(e)§	484,772	485,361
Series 2020-NPL2 A1
3.228%, 8/25/60(e)§	3,000,000	3,000,349
RALI Series Trust,
Series 2006-QS17 A7
6.000%, 12/25/36	2,559,699	2,485,575
RALI Trust,
Series 2007-QS8 A10
6.000%, 6/25/37	1,530,031	1,484,269
RBSGC Mortgage Loan Trust,
Series 2005-A 3A
6.000%, 4/25/35	1,874,122	1,270,721
RFMSI Trust,
Series 2006-S6 A14
6.000%, 7/25/36	270,353	269,441
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV
3.000%, 11/25/57(l)	2,318,964	2,582,403
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A
1.028%, 10/25/35(l)	1,634,596	1,540,481
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8
6.000%, 12/25/35	237,119	237,008
Toorak Mortgage Corp. Ltd.,
Series 2018-1 A1
4.336%, 8/25/21(e)§	1,141,642	1,148,053
Verus Securitization Trust,
Series 2019-3 M1
3.139%, 7/25/59(l)§	3,000,000	3,030,824
Series 2020-4 M1
3.291%, 5/25/65(l)§	1,200,000	1,225,941
Series 2020-NPL1 A1
3.598%, 8/25/50(e)§	1,200,000	1,199,896
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1
6.000%, 6/25/37	267,612	270,539
Series 2007-PA6 A1
3.455%, 12/28/37(l)	2,185,980	2,091,340

Total Collateralized Mortgage Obligations		83,242,452

Commercial Mortgage-Backed Securities (7.5%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§	516,000	527,260
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 D
2.502%, 3/15/36(l)§	805,000	731,859
Series 2019-CRE6 D
2.452%, 9/15/36(l)§	904,000	811,443
BANK,
Series 2017-BNK5 B
3.896%, 6/15/60(l)	557,000	574,363
Series 2018-BN10 C
4.163%, 2/15/61(l)	495,000	492,255
Series 2019-BN19 XA
1.096%, 8/15/61 IO(l)	6,835,023	485,201
BBCMS Mortgage Trust,
Series 2018-TALL F
3.387%, 3/15/37(l)§	550,000	465,947
Benchmark Mortgage Trust,
Series 2019-B10 C
3.750%, 3/15/62	494,000	487,852
Series 2020-B18 C
3.772%, 7/15/53(l)	600,000	637,964
BFLD,
Series 2019-DPLO E
2.392%, 10/15/34(l)§	556,000	484,103
BX Trust,
Series 2019-OC11 D
4.075%, 12/9/41(l)§	517,000	497,639
Series 2019-OC11 E
4.075%, 12/9/41(l)§	479,000	435,963
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C
4.123%, 5/15/52(l)§	502,000	474,346
CF Trust,
Series 2019-MF1 E
3.200%, 8/21/32(l)§	722,000	697,306
CFCRE Commercial Mortgage Trust,
Series 2017-C8 B
4.199%, 6/15/50(l)	514,000	536,464
CHT 2017-COSMO Mortgage Trust,
Series 2017-CSMO B
1.552%, 11/15/36(l)§	485,000	467,587
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 C
4.569%, 2/10/48(l)	725,000	712,428
Series 2016-GC36 B
4.914%, 2/10/49(l)	504,000	533,560
Series 2016-P4 XA
2.123%, 7/10/49 IO(l)	744,587	58,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C4 B
4.096%, 10/12/50(l)	$343,000	$366,658
Series 2019-GC41 B
3.199%, 8/10/56	640,000	686,195
Series 2019-SST2 E
2.152%, 12/15/36(l)§	779,000	721,104
Series 2020-555 F
3.620%, 12/10/41§	364,000	322,968
Series 2020-555 G
3.620%, 12/10/41§	364,000	278,215
Series 2020-GC46 B
3.150%, 2/15/53(l)	557,000	587,213
COMM Mortgage Trust,
Series 2015-DC1 C
4.454%, 2/10/48(l)	100,000	89,340
Commercial Mortgage Trust,
Series 2012-CR4 D
4.745%, 10/15/45(l)§	128,000	23,040
Series 2013-CR10 XA
0.819%, 8/10/46 IO(l)	1,690,744	27,710
Series 2013-CR11 B
5.278%, 8/10/50(l)	754,000	777,793
Series 2015-CR26 C
4.630%, 10/10/48(l)	503,000	511,070
Series 2015-CR26 XA
1.082%, 10/10/48 IO(l)	1,170,441	44,434
Series 2015-LC23 C
4.793%, 10/10/48(l)	64,000	62,860
Series 2016-CR28 C
4.794%, 2/10/49(l)	66,000	65,866
Series 2016-DC2 XA
1.144%, 2/10/49 IO(l)	947,556	38,714
Series 2018-HCLV C
1.852%, 9/15/33(l)§	439,000	408,600
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA
0.977%, 4/15/50 IO(l)	1,369,662	40,198
Series 2015-C4 C
4.709%, 11/15/48(l)	371,000	393,116
Series 2016-C6 B
3.924%, 1/15/49(l)	485,000	527,276
Series 2018-C14 C
5.054%, 11/15/51(l)	640,000	678,070
Series 2020-C19 XA
1.245%, 3/15/53 IO(l)	6,046,354	511,233
Fontainebleau Miami Beach Trust,
Series 2019-FBLU E
4.095%, 12/10/36(l)§	314,000	294,800
Series 2019-FBLU F
4.095%, 12/10/36(l)§	244,000	221,370
Series 2019-FBLU G
4.095%, 12/10/36(l)§	282,000	242,479
FREMF Mortgage Trust,
Series 2019-K102 B
3.652%, 12/25/51(l)§	485,000	529,073
Series 2019-K93 C
4.258%, 5/25/52(l)§	524,000	559,236
Great Wolf Trust,
Series 2019-WOLF F
3.283%, 12/15/36(l)§	478,000	406,664
GS Mortgage Securities Corp. II,
Series 2013-GC10 XA
1.640%, 2/10/46 IO(l)	1,133,487	34,598
Series 2020-GC45 B
3.405%, 2/13/53(l)	516,000	541,603
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C
1.402%, 7/15/35(l)§	536,000	497,303
Series 2019-SMP E
2.752%, 8/15/32(l)§	550,000	483,913
Series 2019-SOHO E
2.027%, 6/15/36(l)§	505,000	473,680
GS Mortgage Securities Trust,
Series 2014-GC26 D
4.662%, 11/10/47(l)§	325,000	195,779
Series 2015-GC32 B
4.559%, 7/10/48(l)	400,000	421,686
Series 2015-GS1 B
4.238%, 11/10/48(l)	582,000	608,651
Series 2016-GS2 B
3.759%, 5/10/49(l)	644,000	693,980
Series 2017-GS6 B
3.869%, 5/10/50	515,000	570,747
HPLY Trust,
Series 2019-HIT F
3.302%, 11/15/36(l)§	422,910	368,219
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA
1.191%, 1/15/49 IO(l)	918,563	27,970
Series 2016-JP2 B
3.460%, 8/15/49	28,000	28,590
Series 2020-LOOP E
3.861%, 12/5/38(l)§	345,000	305,307
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D
4.121%, 9/15/47(l)§	370,000	297,510
Series 2015-C27 D
3.945%, 2/15/48(l)§	347,000	269,569
Series 2015-C32 B
4.389%, 11/15/48(l)	503,000	528,884
Series 2015-C32 C
4.802%, 11/15/48(l)	91,000	83,606
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR4 B
4.440%, 3/10/52	754,000	843,108
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.816%, 6/15/49 IO(l)	967,549	51,836
Series 2020-COR7 C
3.851%, 5/13/53(l)	528,000	548,934
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	400,000	374,868
LSTAR Commercial Mortgage Trust,
Series 2016-4 C
4.739%, 3/10/49(l)§	72,000	65,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
MBRT,
Series 2019-MBR F
2.702%, 11/15/36(l)§	$475,000	$412,935
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 AS
3.002%, 7/15/35(l)§	505,000	509,756
MKT Mortgage Trust,
Series 2020-525M E
2.941%, 2/12/40(l)§	275,000	256,690
Series 2020-525M F
2.941%, 2/12/40(l)§	275,000	246,675
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19 C
4.000%, 12/15/47	125,000	124,730
Series 2015-C20 C
4.610%, 2/15/48(l)	125,000	124,868
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA
1.030%, 12/15/48 IO(l)	1,026,741	38,615
Series 2016-UB11 XA
1.717%, 8/15/49 IO(l)	925,016	55,892
MRCD 2019-MARK Mortgage Trust,
Series 2019-PARK G
2.718%, 12/15/36§	525,000	482,279
MSCG Trust,
Series 2018-SELF F
3.202%, 10/15/37(l)§	660,000	595,905
One Market Plaza Trust,
Series 2017-1MKT E
4.142%, 2/10/32§	643,000	654,287
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA
2.127%, 10/10/48 IO(l)	617,177	41,566
UBS Commercial Mortgage Trust,
Series 2017-C1 B
4.036%, 6/15/50	533,000	551,187
Series 2017-C6 B
4.154%, 12/15/50(l)	343,000	359,905
Series 2017-C7 C
4.737%, 12/15/50(l)	1,009,000	965,777
Series 2018-C10 C
5.259%, 5/15/51(l)	640,000	685,718
Series 2019-C16 B
4.320%, 4/15/52(l)	821,000	911,865
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D
4.235%, 3/10/46(l)§	499,000	206,595
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1
3.940%, 3/25/49(l)§	1,246,606	1,259,693
Series 2019-1 M2
4.010%, 3/25/49(l)§	347,997	340,188
Series 2019-1 M3
4.120%, 3/25/49(l)§	370,231	351,601
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16 D
3.938%, 8/15/50§	45,000	23,839
Series 2015-C28 C
4.238%, 5/15/48(l)	140,000	132,784
Series 2015-C30 XA
1.042%, 9/15/58 IO(l)	6,851,580	251,010
Series 2015-C31 C
4.760%, 11/15/48(l)	105,000	94,746
Series 2015-P2 XA
1.077%, 12/15/48 IO(l)	921,143	31,685
Series 2016-C32 C
4.884%, 1/15/59(l)	51,000	48,564
Series 2016-C35 B
3.438%, 7/15/48	533,000	544,653
Series 2016-C37 C
4.639%, 12/15/49(l)	627,000	637,565
Series 2016-NXS6 XA
1.763%, 11/15/49 IO(l)	958,676	56,241
Series 2017-RC1 XA
1.657%, 1/15/60 IO(l)	1,167,578	76,425
Series 2019-C49 B
4.546%, 3/15/52	779,000	863,777
Series 2019-C49 C
4.866%, 3/15/52(l)	779,000	793,453
Series 2019-C50 B
4.192%, 5/15/52	412,000	433,508
Series 2019-C50 C
4.345%, 5/15/52	412,000	378,343
Series 2020-C57 XA
2.238%, 8/15/53 IO(l)	3,671,787	586,166
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA
1.187%, 8/15/47 IO(l)	2,316,340	68,253
Series 2014-C23 D
4.141%, 10/15/57(l)§	517,000	426,212

Total Commercial Mortgage-Backed Securities		42,466,606

Convertible Bond (0.0%)
Communication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Digicel Group 0.5 Ltd.
7.000%, 10/21/20 PIK(y)§	38,290	3,850

Total Communication Services		3,850

Total Convertible Bond		3,850

Corporate Bonds (24.8%)
Communication Services (2.3%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.300%, 2/15/30	500,000	591,297
3.500%, 9/15/53§	699,000	677,040
3.550%, 9/15/55§	127,000	122,519
CCO Holdings LLC
5.000%, 2/1/28§	60,000	63,000
4.750%, 3/1/30§	140,000	147,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CenturyLink, Inc.
5.125%, 12/15/26§	$135,000	$138,416
4.000%, 2/15/27§	120,000	121,638
Frontier Communications Corp.
8.000%, 4/1/27(e)(h)§	180,000	180,113
Level 3 Financing, Inc.
4.625%, 9/15/27§	155,000	159,263
4.250%, 7/1/28§	275,000	278,011
Ooredoo International Finance Ltd.
3.250%, 2/21/23(m)	600,000	627,750
SingTel Group Treasury Pte. Ltd.
4.500%, 9/8/21(m)	588,000	606,604
Sprint Capital Corp.
6.875%, 11/15/28	170,000	212,500
Telesat Canada
6.500%, 10/15/27§	45,000	45,225
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.380%, 5/15/25(k)	600,000	610,762
3.150%, 3/22/30	500,000	563,985
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	135,000	132,870
6.125%, 3/1/28§	65,000	67,093

		5,345,961

Entertainment (0.1%)
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	200,000	196,375
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	185,000	183,150
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	155,000	166,904
4.750%, 10/15/27§	195,000	182,325

		728,754

Interactive Media & Services (0.2%)
Baidu, Inc.
3.425%, 4/7/30	200,000	219,789
Tencent Holdings Ltd.
2.390%, 6/3/30§	700,000	713,377

		933,166

Media (0.9%)
Cengage Learning, Inc.
9.500%, 6/15/24§	90,000	58,308
Charter Communications Operating LLC
4.908%, 7/23/25	1,015,000	1,168,285
Comcast Corp.
3.400%, 4/1/30	515,000	597,318
1.500%, 2/15/31	1,220,000	1,201,057
Diamond Sports Group LLC
5.375%, 8/15/26§	120,000	84,900
DISH DBS Corp.
5.875%, 11/15/24	135,000	138,291
GCI LLC
4.750%, 10/15/28§	150,000	151,500
Gray Television, Inc.
7.000%, 5/15/27§	215,000	232,552
iHeartCommunications, Inc.
8.375%, 5/1/27	30,000	29,513
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	520,000	614,796
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	85,000	89,282
Radiate Holdco LLC
4.500%, 9/15/26§	125,000	125,286
Scripps Escrow, Inc.
5.875%, 7/15/27§	110,000	106,425
Sirius XM Radio, Inc.
4.125%, 7/1/30§	235,000	240,238

		4,837,751

Wireless Telecommunication Services (0.2%)
Digicel Group 0.5 Ltd.
8.000%, 4/1/25 PIK§	25,611	8,395
Gogo Intermediate Holdings LLC
9.875%, 5/1/24§	130,000	138,970
T-Mobile USA, Inc.
4.500%, 2/1/26	130,000	133,952
3.750%, 4/15/27§	150,000	167,721
2.050%, 2/15/28§	410,000	419,766
2.550%, 2/15/31§	500,000	517,305

		1,386,109

Total Communication Services		13,231,741

Consumer Discretionary (1.6%)
Auto Components (0.1%)
Clarios Global LP
6.250%, 5/15/26§	140,000	146,622
Icahn Enterprises LP
6.250%, 5/15/26	180,000	187,200
5.250%, 5/15/27	150,000	156,083

		489,905

Automobiles (0.0%)
Ford Motor Co.
9.000%, 4/22/25	120,000	137,581

Distributors (0.0%)
Performance Food Group, Inc.
5.500%, 10/15/27§	140,000	144,200

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC
5.000%, 10/15/25§	240,000	245,700
Boyd Gaming Corp.
4.750%, 12/1/27	260,000	255,125
Caesars Entertainment, Inc.
6.250%, 7/1/25§	175,000	182,565
Caesars Resort Collection LLC
5.250%, 10/15/25§	140,000	135,450
Carnival Corp.
11.500%, 4/1/23§	55,000	61,536
Cedar Fair LP
5.250%, 7/15/29	130,000	123,500
Golden Nugget, Inc.
6.750%, 10/15/24§	210,000	175,350
Hilton Domestic Operating Co., Inc.
5.375%, 5/1/25§	30,000	31,246
5.750%, 5/1/28§	35,000	36,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
IRB Holding Corp.
7.000%, 6/15/25§	$105,000	$111,852
6.750%, 2/15/26§	165,000	164,794
LTF Merger Sub, Inc.
8.500%, 6/15/23§	115,000	110,400
McDonald’s Corp.
3.600%, 7/1/30	475,000	553,596
MGM Resorts International
6.750%, 5/1/25	235,000	245,852
Scientific Games International, Inc.
7.250%, 11/15/29§	135,000	137,025
Six Flags Theme Parks, Inc.
7.000%, 7/1/25§	325,000	345,313
Twin River Worldwide Holdings, Inc.
6.750%, 6/1/27§	150,000	149,010
Viking Cruises Ltd.
13.000%, 5/15/25§	60,000	69,450
5.875%, 9/15/27§	310,000	241,025
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	125,000	120,938
Yum! Brands, Inc.
3.625%, 3/15/31	235,000	235,000

		3,731,477

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	180,000	180,900
Tempur Sealy International, Inc.
5.500%, 6/15/26	184,000	190,136

		371,036

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.
3.250%, 2/15/30	625,000	598,669
JD.com, Inc.
3.375%, 1/14/30	600,000	648,776

		1,247,445

Multiline Retail (0.3%)
Dollar Tree, Inc.
4.000%, 5/15/25	1,025,000	1,157,033
Falabella SA
3.750%, 4/30/23(m)	400,000	419,960

		1,576,993

Specialty Retail (0.2%)
Asbury Automotive Group, Inc.
4.500%, 3/1/28§	21,000	21,053
4.750%, 3/1/30§	22,000	22,055
Carvana Co.
8.875%, 10/1/23§	65,000	67,925
Group 1 Automotive, Inc.
4.000%, 8/15/28§	45,000	43,875
Home Depot, Inc. (The)
3.900%, 6/15/47	460,000	560,372
PetSmart, Inc.
7.125%, 3/15/23§	120,000	121,050
5.875%, 6/1/25§	56,000	57,190
Staples, Inc.
7.500%, 4/15/26§	170,000	156,825

		1,050,345

Textiles, Apparel & Luxury Goods (0.1%)
William Carter Co. (The)
5.500%, 5/15/25§	320,000	337,600

Total Consumer Discretionary		9,086,582

Consumer Staples (0.9%)
Beverages (0.4%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	465,000	570,938
Constellation Brands, Inc.
3.150%, 8/1/29	970,000	1,068,590
Cott Holdings, Inc.
5.500%, 4/1/25§	175,000	178,938
Embotelladora Andina SA
5.000%, 10/1/23(m)	413,000	454,300

		2,272,766

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	125,000	121,172
US Foods, Inc.
6.250%, 4/15/25§	25,000	26,469

		147,641

Food Products (0.3%)
B&G Foods, Inc.
5.250%, 4/1/25	90,000	92,137
5.250%, 9/15/27	70,000	72,814
JBS USA LUX SA
5.875%, 7/15/24§	15,000	15,296
5.750%, 6/15/25§	20,000	20,571
6.750%, 2/15/28§	150,000	162,750
Kraft Heinz Foods Co.
5.000%, 7/15/35	65,000	74,821
5.200%, 7/15/45	180,000	198,352
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	140,000	144,200
Post Holdings, Inc.
4.625%, 4/15/30§	160,000	164,600
Smithfield Foods, Inc.
4.250%, 2/1/27§	990,000	1,076,625

		2,022,166

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	185,000	191,012
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	150,000	151,875

		342,887

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	480,000	531,315

Total Consumer Staples		5,316,775

Energy (3.5%)
Energy Equipment & Services (0.2%)
Delek & Avner Tamar Bond Ltd.
5.082%, 12/30/23§	100,000	101,375
5.412%, 12/30/25§	160,000	163,200
Schlumberger Investment SA
2.650%, 6/26/30	250,000	252,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Tervita Corp.
7.625%, 12/1/21§	$185,000	$169,275
Transocean Poseidon Ltd.
6.875%, 2/1/27§	210,000	168,311
Transocean, Inc.
11.500%, 1/30/27§	52,000	21,190
USA Compression Partners LP
6.875%, 9/1/27	265,000	262,350

		1,137,935

Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Partners LP
5.750%, 3/1/27§	64,000	52,800
Apache Corp.
4.625%, 11/15/25	70,000	66,631
4.375%, 10/15/28	100,000	91,155
APT Pipelines Ltd.
4.250%, 7/15/27§	500,000	564,744
Canacol Energy Ltd.
7.250%, 5/3/25§	300,000	307,594
7.250%, 5/3/25(m)	250,000	256,328
Cenovus Energy, Inc.
5.375%, 7/15/25	115,000	110,831
Cheniere Energy Partners LP
5.250%, 10/1/25	75,000	76,500
5.625%, 10/1/26	150,000	156,000
CNOOC Finance 2012 Ltd.
3.875%, 5/2/22(m)	200,000	209,063
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	600,000	627,750
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	400,000	440,192
CNPC General Capital Ltd.
3.950%, 4/19/22(m)	200,000	208,937
CNPC Global Capital Ltd.
1.125%, 6/23/23(m)	1,000,000	1,001,244
Cosan Overseas Ltd.
8.250%, 11/5/20(m)(y)	300,000	306,000
Energy Transfer Operating LP
2.900%, 5/15/25	145,000	145,559
4.750%, 1/15/26	385,000	413,018
EOG Resources, Inc.
4.375%, 4/15/30	470,000	553,987
EQM Midstream Partners LP
6.500%, 7/1/27§	190,000	201,404
EQT Corp.
7.875%, 2/1/25(e)	105,000	116,387
Exxon Mobil Corp.
2.610%, 10/15/30	195,000	210,075
4.227%, 3/19/40	125,000	150,652
Fermaca Enterprises S de RL de CV
6.375%, 3/30/38(m)	258,531	280,344
Geopark Ltd.
6.500%, 9/21/24(m)	800,000	752,000
GNL Quintero SA
4.634%, 7/31/29(m)	500,000	535,275
Gran Tierra Energy International Holdings Ltd.
6.250%, 2/15/25(m)	800,000	288,000
Gulfport Energy Corp.
6.375%, 5/15/25	150,000	91,500
Hess Midstream Operations LP
5.125%, 6/15/28§	160,000	159,200
Hilcorp Energy I LP
6.250%, 11/1/28§	125,000	112,812
Indian Oil Corp. Ltd.
5.625%, 8/2/21(m)	200,000	205,500
5.750%, 8/1/23(m)	700,000	765,187
Indigo Natural Resources LLC
6.875%, 2/15/26§	55,000	53,212
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	395,000	510,898
Marathon Petroleum Corp.
5.125%, 12/15/26	470,000	545,738
Medco Bell Pte. Ltd.
6.375%, 1/30/27§	200,000	173,125
MEG Energy Corp.
7.125%, 2/1/27§	225,000	202,500
NuStar Logistics LP
6.375%, 10/1/30	150,000	155,437
Occidental Petroleum Corp.
8.000%, 7/15/25(x)	80,000	80,400
3.500%, 8/15/29	120,000	91,686
6.625%, 9/1/30	100,000	92,250
ONGC Videsh Ltd.
3.750%, 5/7/23(m)	700,000	724,500
ONGC Videsh Vankorneft Pte. Ltd.
2.875%, 1/27/22(m)	200,000	201,813
Parkland Corp.
5.875%, 7/15/27§	230,000	241,500
Parsley Energy LLC
5.625%, 10/15/27§	90,000	89,550
Peabody Energy Corp.
6.000%, 3/31/22§	100,000	60,000
Pertamina Persero PT
4.300%, 5/20/23(m)	700,000	748,825
Peru LNG Srl
5.375%, 3/22/30(m)	550,000	423,328
PTTEP Treasury Center Co. Ltd.
2.587%, 6/10/27§	200,000	206,810
QEP Resources, Inc.
5.625%, 3/1/26	135,000	76,613
Rattler Midstream LP
5.625%, 7/15/25§	95,000	95,475
Reliance Industries Ltd.
5.400%, 2/14/22(m)	1,100,000	1,158,438
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	515,000	578,210
Sinopec Group Overseas Development 2016 Ltd.
2.750%, 5/3/21(m)	300,000	303,188
Sinopec Group Overseas Development 2018 Ltd.
2.700%, 5/13/30§	650,000	684,047
Sunoco LP
5.500%, 2/15/26	105,000	105,000
6.000%, 4/15/27	90,000	91,800
Targa Resources Partners LP
5.500%, 3/1/30§	180,000	178,706
Total Capital International SA
3.386%, 6/29/60	570,000	595,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
TransCanada PipeLines Ltd.
4.250%, 5/15/28	$500,000	$575,090
Western Midstream Operating LP
4.100%, 2/1/25(e)	130,000	123,825
WPX Energy, Inc.
5.875%, 6/15/28(x)	100,000	104,500
4.500%, 1/15/30	105,000	103,163

		18,831,614

Total Energy		19,969,549

Financials (5.4%)
Banks (2.4%)
Banco BBVA Peru SA
5.000%, 8/26/22(m)	100,000	106,655
Banco Bilbao Vizcaya Argentaria Colombia SA
4.875%, 4/21/25(m)	600,000	620,812
Banco BTG Pactual SA
5.500%, 1/31/23(m)	400,000	416,750
Banco de Reservas de la Republica Dominicana
7.000%, 2/1/23§	200,000	204,250
7.000%, 2/1/23(m)	200,000	204,250
Banco Internacional del Peru SAA Interbank
(ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29(k)(m)	100,000	110,000
Banco Nacional de Panama
2.500%, 8/11/30§	200,000	196,832
Bancolombia SA
3.000%, 1/29/25	600,000	599,850
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	480,000	553,864
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k) .	525,000	580,917
Bank of Nova Scotia (The)
1.625%, 5/1/23	225,000	230,892
3.400%, 2/11/24	950,000	1,033,176
BDO Unibank, Inc.
2.625%, 10/24/21(m)	150,000	151,733
2.950%, 3/6/23(m)	1,250,000	1,290,234
CIMB Bank Bhd.
(ICE LIBOR USD 3 Month + 0.78%), 1.048%, 10/9/24(k)(m)	400,000	394,875
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.380%, 5/17/24(k)	1,050,000	1,058,443
Commonwealth Bank of Australia
3.900%, 7/12/47§	468,000	575,367
DBS Group Holdings Ltd.
(ICE LIBOR USD 3 Month + 0.62%), 0.865%, 7/25/22(k)(m)	960,000	960,600
(USD ICE Swap Rate 5 Year + 1.59%), 4.520%, 12/11/28(k)(m)	200,000	217,696
Gilex Holding SARL
8.500%, 5/2/23§	350,000	356,125
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29(k)§	300,000	315,375
Industrial Senior Trust
5.500%, 11/1/22(m)	100,000	103,275
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23(k)	1,035,000	1,039,828
Multibank, Inc.
4.375%, 11/9/22(m)	300,000	304,650
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.730%, 5/17/21(k)(m)	200,000	200,090
4.250%, 6/19/24(m)	200,000	218,250
Santander Holdings USA, Inc.
3.400%, 1/18/23	1,050,000	1,100,825
Union Bank of the Philippines
3.369%, 11/29/22(m)	500,000	519,688

		13,665,302

Capital Markets (0.7%)
Goldman Sachs Group, Inc. (The)
3.625%, 2/20/24	950,000	1,031,564
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	500,000	564,375
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	960,000	1,034,786
SURA Asset Management SA
4.875%, 4/17/24(m)	200,000	216,731
Temasek Financial I Ltd.
1.000%, 10/6/30§	1,200,000	1,182,318

		4,029,774

Consumer Finance (1.4%)
American Express Co.
3.400%, 2/22/24	955,000	1,039,308
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	865,000	765,525
Capital One Financial Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.988%, 1/30/23(k)	1,190,000	1,190,671
Credito Real SAB de CV SOFOM ER
9.500%, 2/7/26§	300,000	287,062
Discover Financial Services
4.100%, 2/9/27	770,000	856,472
Ford Motor Credit Co. LLC
5.750%, 2/1/21	200,000	201,250
4.389%, 1/8/26	200,000	197,000
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.294%, 1/5/23(k)	1,005,000	989,845
John Deere Capital Corp.
3.450%, 1/10/24	535,000	585,620
Mexarrend SAPI de CV
10.250%, 7/24/24§	300,000	220,594
Navient Corp.
5.000%, 3/15/27	85,000	79,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
OneMain Finance Corp.
6.625%, 1/15/28	$130,000	$144,274
Synchrony Financial
3.950%, 12/1/27	555,000	595,148
Unifin Financiera SAB de CV
7.375%, 2/12/26(m)	1,100,000	884,813

		8,037,051

Diversified Financial Services (0.5%)
CK Hutchison International 17 II Ltd.
2.750%, 3/29/23(m)	400,000	416,125
Fondo MIVIVIENDA SA
3.500%, 1/31/23§	150,000	156,281
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25(m)	261,218	233,626
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	170,000	174,650
Operadora de Servicios Mega SA de CV Sofom ER
8.250%, 2/11/25§	350,000	320,469
Petronas Capital Ltd.
3.500%, 4/21/30§	200,000	223,622
SPARC EM SPC Panama Metro Line 2 SP
(Zero Coupon), 12/5/22§	634,121	614,899
(Zero Coupon), 12/5/22(m)	317,061	307,450
Verscend Escrow Corp.
9.750%, 8/15/26§	220,000	239,204

		2,686,326

Insurance (0.4%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	105,000	109,988
Athene Global Funding
3.000%, 7/1/22§	553,000	570,894
GTCR AP Finance, Inc.
8.000%, 5/15/27§	135,000	142,425
NFP Corp.
6.875%, 8/15/28§	115,000	116,423
Prudential Financial, Inc.
3.905%, 12/7/47	500,000	563,463
Willis North America, Inc.
4.500%, 9/15/28	490,000	583,917

		2,087,110

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.
5.500%, 8/15/28§	135,000	134,662
PennyMac Financial Services, Inc.
5.375%, 10/15/25§	125,000	126,250

		260,912

Total Financials		30,766,475

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	971,000	1,182,640

Health Care Equipment & Supplies (0.0%)
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	115,000	119,600

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	530,000	559,832
Centene Corp.
5.375%, 8/15/26§	145,000	153,490
3.000%, 10/15/30	105,000	106,706
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.165%, 7/15/23(k)	875,000	882,370
4.900%, 12/15/48	875,000	1,129,497
CVS Health Corp.
5.050%, 3/25/48	670,000	852,663
HCA, Inc.
5.375%, 9/1/26	305,000	336,262
4.125%, 6/15/29	525,000	593,308
LifePoint Health, Inc.
6.750%, 4/15/25§	95,000	100,462
4.375%, 2/15/27§	120,000	120,150
Radiology Partners, Inc.
9.250%, 2/1/28§	140,000	146,125
Select Medical Corp.
6.250%, 8/15/26§	345,000	358,800
Tenet Healthcare Corp.
5.125%, 11/1/27§	175,000	179,760
West Street Merger Sub, Inc.
6.375%, 9/1/25§	250,000	254,635

		5,774,060

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
6.250%, 2/15/29§	305,000	313,197
Eli Lilly and Co.
3.950%, 3/15/49	940,000	1,174,387
Royalty Pharma plc
3.300%, 9/2/40§	605,000	599,316

		2,086,900

Total Health Care		9,163,200

Industrials (2.2%)
Aerospace & Defense (0.3%)
Bombardier, Inc.
6.000%, 10/15/22§	120,000	111,000
BWX Technologies, Inc.
4.125%, 6/30/28§	85,000	86,700
Lockheed Martin Corp.
4.700%, 5/15/46	875,000	1,180,254
TransDigm, Inc.
8.000%, 12/15/25§	30,000	32,550
6.250%, 3/15/26§	190,000	197,942
6.375%, 6/15/26	85,000	85,212
5.500%, 11/15/27	115,000	110,521
Triumph Group, Inc.
7.750%, 8/15/25	85,000	54,400

		1,858,579

Airlines (0.1%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	75,000	77,625
Latam Finance Ltd.
6.875%, 4/11/24(h)(m)	400,000	148,125
7.000%, 3/1/26(h)§	800,000	304,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Mileage Plus Holdings LLC
6.500%, 6/20/27§	$170,000	$176,800

		706,550

Building Products (0.2%)
Builders FirstSource, Inc.
6.750%, 6/1/27§	195,000	208,406
5.000%, 3/1/30§	120,000	124,200
Griffon Corp.
5.750%, 3/1/28	280,000	291,895
Owens Corning
4.400%, 1/30/48	540,000	604,426

		1,228,927

Commercial Services & Supplies (0.4%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	115,000	122,187
9.750%, 7/15/27§	220,000	238,700
Clean Harbors, Inc.
4.875%, 7/15/27§	180,000	188,550
Garda World Security Corp.
8.750%, 5/15/25§	140,000	142,100
GFL Environmental, Inc.
4.250%, 6/1/25§	140,000	140,700
3.750%, 8/1/25§	165,000	165,602
5.125%, 12/15/26§	155,000	159,697
8.500%, 5/1/27§	54,000	58,455
KAR Auction Services, Inc.
5.125%, 6/1/25§	180,000	179,550
NongHyup Bank
1.250%, 7/20/25§	400,000	403,719
Prime Security Services Borrower LLC
3.375%, 8/31/27§	185,000	177,472

		1,976,732

Construction & Engineering (0.0%)
Pike Corp.
5.500%, 9/1/28§	150,000	150,750

Industrial Conglomerates (0.2%)
Roper Technologies, Inc.
1.750%, 2/15/31	1,170,000	1,169,458

Machinery (0.0%)
Colfax Corp.
6.375%, 2/15/26§	160,000	169,600

Professional Services (0.0%)
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	75,000	80,460
Jaguar Holding Co. II
5.000%, 6/15/28§	85,000	88,612

		169,072

Road & Rail (0.5%)
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	500,000	539,134
CSX Corp.
3.800%, 11/1/46	480,000	559,426
Fideicomiso PA Pacifico Tres
8.250%, 1/15/35(m)	200,000	233,375
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	25,000	24,344
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	515,000	577,837
Uber Technologies, Inc.
7.500%, 9/15/27§	105,000	112,350
Union Pacific Corp.
3.700%, 3/1/29	500,000	580,807

		2,627,273

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.250%, 3/1/25	570,000	579,385
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	210,000	205,275
United Rentals North America, Inc.
5.250%, 1/15/30	135,000	147,150

		931,810

Transportation Infrastructure (0.3%)
Adani Ports & Special Economic Zone Ltd.
3.950%, 1/19/22(m)	200,000	204,460
4.000%, 7/30/27§	250,000	249,375
PSA Treasury Pte. Ltd.
2.125%, 9/5/29(m)	400,000	413,988
Sydney Airport Finance Co. Pty. Ltd.
3.375%, 4/30/25§	225,000	238,311
3.625%, 4/28/26§	225,000	241,645

		1,347,779

Total Industrials		12,336,530

Information Technology (0.9%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	135,000	136,991
Axiata SPV2 Bhd.
Series 2
3.466%, 11/19/20(m)	400,000	400,992

		537,983

IT Services (0.1%)
GTT Communications, Inc.
7.875%, 12/31/24§	85,000	43,775
Tempo Acquisition LLC
6.750%, 6/1/25§	290,000	295,029

		338,804

Semiconductors & Semiconductor Equipment (0.3%)
NXP BV
3.875%, 6/18/26§	1,035,000	1,161,803
Xilinx, Inc.
2.375%, 6/1/30	560,000	594,948

		1,756,751

Software (0.1%)
BY Crown Parent LLC
4.250%, 1/31/26§	85,000	86,328
Oracle Corp.
3.600%, 4/1/50	485,000	540,345

		626,673

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.
4.650%, 2/23/46	780,000	1,087,735
2.950%, 9/11/49	100,000	109,403

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NetApp, Inc.
1.875%, 6/22/25	$555,000	$572,977

		1,770,115

Total Information Technology		5,030,326

Materials (1.9%)
Chemicals (0.8%)
Braskem Idesa SAPI
7.450%, 11/15/29§	400,000	377,750
CNAC HK Finbridge Co. Ltd.
3.500%, 7/19/22(m)	700,000	719,344
3.375%, 6/19/24(m)	400,000	416,000
Gates Global LLC
6.250%, 1/15/26§	100,000	102,875
MEGlobal Canada ULC
5.000%, 5/18/25§	400,000	430,625
Nutrien Ltd.
4.200%, 4/1/29	485,000	576,735
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22(m)	700,000	734,926
Syngenta Finance NV
5.676%, 4/24/48(m)	600,000	641,160
UPL Corp. Ltd.
3.250%, 10/13/21(m)	600,000	607,776

		4,607,191

Construction Materials (0.1%)
Inversiones CMPC SA
4.500%, 4/25/22(m)	500,000	519,063
Tecnoglass, Inc.
8.200%, 1/31/22(m)	200,000	206,000

		725,063

Containers & Packaging (0.3%)
Berry Global, Inc.
5.625%, 7/15/27§	190,000	199,737
Flex Acquisition Co., Inc.
6.875%, 1/15/25§	165,000	164,794
Packaging Corp. of America
3.000%, 12/15/29	515,000	564,169
Silgan Holdings, Inc.
4.125%, 2/1/28	195,000	198,412
Westrock Co.
3.750%, 3/15/25	505,000	563,147

		1,690,259

Metals & Mining (0.7%)
Arconic Corp.
6.125%, 2/15/28§	170,000	175,950
CSN Islands XI Corp.
6.750%, 1/28/28§	400,000	386,840
CSN Islands XII Corp.
7.000%, 12/23/20(m)(y)	400,000	347,625
CSN Resources SA
7.625%, 4/17/26§	200,000	202,500
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	210,000
Novelis Corp.
4.750%, 1/30/30§	70,000	68,688
POSCO
2.375%, 11/12/22(m)	400,000	408,695
2.375%, 1/17/23(m)	400,000	409,610
2.750%, 7/15/24(m)	400,000	417,875
SunCoke Energy Partners LP
7.500%, 6/15/25§	160,000	143,600
Vedanta Resources Finance II plc
9.250%, 4/23/26§	200,000	150,000
Vedanta Resources Ltd.
6.125%, 8/9/24(m)	1,200,000	840,000

		3,761,383

Total Materials		10,783,896

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	1,005,000	1,110,817
American Tower Corp. (REIT)
3.375%, 10/15/26	700,000	776,264
3.950%, 3/15/29	525,000	607,445
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	300,000	333,657
3.650%, 9/1/27	594,000	666,479
3.800%, 2/15/28	85,000	95,983
3.300%, 7/1/30	375,000	408,410
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	750,000	843,435
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	120,000	121,200
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	100,000	100,364
MGM Growth Properties Operating Partnership LP (REIT)
5.750%, 2/1/27	170,000	182,592
VICI Properties LP (REIT)
3.750%, 2/15/27§	20,000	19,635
4.125%, 8/15/30§	105,000	103,162

		5,369,443

Real Estate Management & Development (0.0%)
Realogy Group LLC
7.625%, 6/15/25§	65,000	68,250

Total Real Estate		5,437,693

Utilities (3.5%)
Electric Utilities (2.3%)
AES Andres BV
7.950%, 5/11/26(m)(x)	700,000	703,498
AES Argentina Generacion SA
7.750%, 2/2/24(m)	150,000	100,687
AES Panama Generation Holdings SRL
4.375%, 5/31/30§	350,000	358,641
Duke Energy Corp.
3.150%, 8/15/27	300,000	328,373
Duquesne Light Holdings, Inc.
3.616%, 8/1/27§	345,000	368,896
Empresa Electrica Guacolda SA
4.560%, 4/30/25(m)	500,000	407,656
Eversource Energy
Series R
1.650%, 8/15/30	585,000	580,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Exelon Corp.
4.050%, 4/15/30	$500,000	$583,184
Georgia Power Co.
Series A
2.200%, 9/15/24	535,000	562,588
Inkia Energy Ltd.
5.875%, 11/9/27(m)	200,000	208,813
ITC Holdings Corp.
3.250%, 6/30/26	600,000	666,309
Korea East-West Power Co. Ltd.
1.750%, 5/6/25§	200,000	207,000
Korea Electric Power Corp.
1.125%, 6/15/25§	300,000	301,125
LLPL Capital Pte. Ltd.
6.875%, 2/4/39§	375,600	433,818
Metropolitan Edison Co.
4.000%, 4/15/25§	500,000	556,708
Minejesa Capital BV
4.625%, 8/10/30(m)	200,000	205,522
5.625%, 8/10/37(m)	200,000	205,772
Monongahela Power Co.
5.400%, 12/15/43§	630,000	869,476
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	1,095,000	1,134,959
Pampa Energia SA
7.500%, 1/24/27(m)	550,000	410,609
9.125%, 4/15/29§	300,000	228,000
PG&E Corp.
5.000%, 7/1/28	70,000	67,900
Pinnacle West Capital Corp.
1.300%, 6/15/25	645,000	654,508
State Grid Overseas Investment 2013 Ltd.
3.125%, 5/22/23(m)	800,000	843,500
State Grid Overseas Investment 2016 Ltd.
3.750%, 5/2/23(m)	200,000	213,688
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)	200,000	214,937
Transelec SA
3.875%, 1/12/29(m)	500,000	542,812
Virginia Electric and Power Co.
Series A
3.500%, 3/15/27	300,000	339,016
Xcel Energy, Inc.
3.300%, 6/1/25	750,000	825,165

		13,123,610

Gas Utilities (0.3%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	450,000	578,166
East Ohio Gas Co. (The)
3.000%, 6/15/50§	575,000	588,465
ENN Energy Holdings Ltd.
3.250%, 7/24/22(m)	200,000	205,250

		1,371,881

Independent Power and Renewable Electricity Producers (0.4%)
AES Gener SA
5.000%, 7/14/25(m)	1,300,000	1,235,000
Calpine Corp.
5.125%, 3/15/28§	130,000	134,550
4.625%, 2/1/29§	105,000	104,737
Emirates Semb Corp. Water & Power Co. PJSC
4.450%, 8/1/35§	500,000	560,000
Empresa Electrica Angamos SA
4.875%, 5/25/29(m)	313,000	310,653

		2,344,940

Multi-Utilities (0.4%)
Ameren Corp.
3.650%, 2/15/26	550,000	614,696
Dominion Energy, Inc.
Series C
3.375%, 4/1/30	300,000	338,037
DTE Energy Co.
2.850%, 10/1/26	300,000	325,840
2.950%, 3/1/30	300,000	323,379
NiSource, Inc.
3.490%, 5/15/27	500,000	555,399

		2,157,351

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	515,000	547,900

Total Utilities		19,545,682

Total Corporate Bonds		140,668,449

Foreign Government Securities (1.6%)
Banco Latinoamericano de Comercio Exterior SA
2.375%, 9/14/25§	1,000,000	1,010,000
Export Import Bank of Thailand
(ICE LIBOR USD 3 Month + 0.90%), 1.153%, 11/20/23(k)(m)	200,000	197,973
(ICE LIBOR USD 3 Month + 0.85%), 1.106%, 5/23/24(k)(m)	400,000	394,583
Kingdom of Saudi Arabia
2.375%, 10/26/21(m)	700,000	711,200
2.875%, 3/4/23(m)	200,000	208,800
2.900%, 10/22/25§	600,000	641,250
Malaysia Sovereign Sukuk Bhd.
3.043%, 4/22/25(m)	800,000	868,500
Perusahaan Penerbit SBSN Indonesia III
3.750%, 3/1/23(m)	600,000	636,563
4.150%, 3/29/27(m)	200,000	225,062
Republic of Indonesia
4.875%, 5/5/21(m)	500,000	512,031
3.375%, 4/15/23(m)	200,000	210,813
Republic of Panama
4.000%, 9/22/24	500,000	547,500
Republic of Peru
2.392%, 1/23/26	200,000	210,000
2.783%, 1/23/31	800,000	865,600
Republic of Philippines
2.457%, 5/5/30	300,000	321,375
State of Qatar
3.875%, 4/23/23(m)	300,000	321,750
3.375%, 3/14/24(m)	600,000	645,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
United Arab Emirates Government Bond
0.750%, 9/2/23§	$200,000	$199,500
2.500%, 4/16/25§	200,000	211,750
3.125%, 4/16/30§	200,000	223,250

Total Foreign Government Securities		9,163,250

Mortgage-Backed Securities (11.3%)
FHLMC
2.500%, 1/1/43	493,590	522,045
3.000%, 7/1/45	490,951	517,908
3.000%, 8/1/45	750,532	791,742
3.000%, 4/1/47	1,982,636	2,079,727
4.000%, 4/1/47	1,349,723	1,457,366
4.000%, 10/1/48	836,600	891,523
FHLMC UMBS
3.000%, 8/1/34	2,142,192	2,275,412
1.500%, 9/1/35	5,563,574	5,695,443
3.000%, 11/1/39	3,088,127	3,233,880
2.000%, 9/1/40	5,377,198	5,570,660
3.000%, 4/1/47	2,204,765	2,319,848
2.000%, 8/1/50	4,958,206	5,128,846
FNMA
2.140%, 10/1/29	3,800,000	4,107,664
2.260%, 1/1/30	3,000,000	3,329,314
3.000%, 4/1/45	521,586	540,173
3.000%, 10/1/46	971,859	1,004,973
FNMA UMBS
2.000%, 9/1/35	2,732,522	2,840,889
2.500%, 12/1/39	5,672,188	5,951,904
2.000%, 10/1/40	5,400,000	5,594,282
3.000%, 3/1/43	2,464,507	2,584,677
3.000%, 9/1/46	1,467,453	1,541,299
3.000%, 12/1/46	2,881,732	3,026,748
3.500%, 12/1/46	2,653,190	2,855,698

Total Mortgage-Backed Securities		63,862,021

Municipal Bonds (0.1%)
Missouri Highways and Transportation Commission Third Lien State Road Bonds Consisting of Tax Exempt Third Lien State Road Bonds Series 2009C
5.063%, 5/1/24	110,000	124,090
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	150,000	262,443

Total Municipal Bonds		386,533

U.S. Treasury Obligations (20.9%)
U.S. Treasury Bonds
1.125%, 8/15/40	4,190,000	4,119,911
2.750%, 11/15/42	590,000	756,696
3.125%, 2/15/43	3,430,000	4,654,029
3.625%, 8/15/43	3,230,000	4,716,518
2.750%, 11/15/47	3,610,000	4,700,638
1.375%, 8/15/50	3,250,000	3,189,435
U.S. Treasury Notes
1.750%, 11/30/21	7,325,000	7,462,182
0.125%, 9/30/22	6,330,000	6,329,998
0.125%, 9/15/23	9,490,000	9,481,799
2.125%, 9/30/24	5,390,000	5,800,516
2.250%, 10/31/24	5,875,000	6,359,606
2.750%, 2/28/25	3,300,000	3,663,934
0.250%, 9/30/25	10,550,000	10,539,166
3.000%, 9/30/25	5,280,000	5,992,782
2.625%, 1/31/26	1,000,000	1,122,618
2.250%, 3/31/26	4,430,000	4,895,204
1.625%, 10/31/26	5,280,000	5,676,083
2.250%, 8/15/27	1,100,000	1,234,205
0.375%, 9/30/27	15,710,000	15,611,949
2.250%, 11/15/27	5,390,000	6,062,103
0.625%, 8/15/30	5,800,000	5,771,219

Total U.S. Treasury Obligations		118,140,591

Total Long-Term Debt Securities (93.9%)
(Cost $521,971,656)		531,606,531

	Number of Shares	Value (Note 1)
INVESTMENT COMPANY:
Fixed Income (0.9%)
DoubleLine Floating Rate Fund, Class I‡
Total Investment Company (0.9%)
(Cost $5,321,470)	533,930	4,944,193

SHORT-TERM INVESTMENTS:
Investment Company (3.8%)
JPMorgan Prime Money Market Fund, IM Shares	21,747,273	21,762,496

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $273,380, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39;total market value $278,848.(xx)	$273,380	273,380
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,258.(xx)	200,000	200,000

Total Repurchase Agreements		473,380

U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills
0.09%, 11/5/20(p)	135,000	134,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
0.10%, 11/27/20(p)	$2,220,000	$2,219,657

Total U.S. Treasury Obligations		2,354,645

Total Short-Term Investments (4.3%)
(Cost $24,586,762)		24,590,521

Total Investments in Securities (99.1%)
(Cost $551,879,888)		561,141,245
Other Assets Less Liabilities (0.9%)		5,313,214

Net Assets (100%)		$566,454,459

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $139,544,571 or 24.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $37,724,466 or 6.7% of net assets.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $460,755. This was collateralized by cash of $473,380 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

Glossary:

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

STRIPS — Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.1%
Australia	0.3
Belgium	0.1
Brazil	0.3
Canada	1.0
Cayman Islands	7.7
Chile	0.9
China	1.4
Colombia	0.6
Dominican Republic	0.2
France	0.1
Guatemala	0.0	#
India	0.9
Indonesia	0.6
Ireland	0.1
Israel	0.1
Jamaica	0.0	#
Japan	0.2
Kuwait	0.1
Malaysia	0.4
Mexico	0.5
Netherlands	0.2
Panama	0.6
Peru	0.4
Philippines	0.4
Qatar	0.3
Saudi Arabia	0.3
Singapore	0.7
South Korea	0.4
Switzerland	0.1
Thailand	0.1
United Arab Emirates	0.2
United Kingdom	0.1
United States	79.7
Cash and Other	0.9

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	7,843,500	—	(2,500,000)	(319,654)	(79,653)	4,944,193	196,026	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$73,672,779	$—	$73,672,779
Collateralized Mortgage Obligations	—	83,242,452	—	83,242,452
Commercial Mortgage-Backed Securities	—	42,466,606	—	42,466,606
Convertible Bonds
Communication Services	—	3,850	—	3,850
Corporate Bonds
Communication Services	—	13,231,741	—	13,231,741
Consumer Discretionary	—	9,086,582	—	9,086,582
Consumer Staples	—	5,316,775	—	5,316,775
Energy	—	19,969,549	—	19,969,549
Financials	—	30,766,475	—	30,766,475
Health Care	—	9,163,200	—	9,163,200
Industrials	—	12,336,530	—	12,336,530
Information Technology	—	5,030,326	—	5,030,326
Materials	—	10,783,896	—	10,783,896
Real Estate	—	5,437,693	—	5,437,693
Utilities	—	19,545,682	—	19,545,682
Foreign Government Securities	—	9,163,250	—	9,163,250
Investment Company	4,944,193	—	—	4,944,193
Mortgage-Backed Securities	—	63,862,021	—	63,862,021
Municipal Bonds	—	386,533	—	386,533
Short-Term Investments
Investment Company	21,762,496	—	—	21,762,496
Repurchase Agreements	—	473,380	—	473,380
U.S. Treasury Obligations	—	2,354,645	—	2,354,645
U.S. Treasury Obligations	—	118,140,591	—	118,140,591

Total Assets	$26,706,689	$534,434,556	$—	$561,141,245

Total Liabilities	$—	$—	$—	$—

Total	$26,706,689	$534,434,556	$—	$561,141,245

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,776,941
Aggregate gross unrealized depreciation	(10,602,935)

Net unrealized appreciation	$9,174,006

Federal income tax cost of investments in securities and derivative instruments, if applicable	$551,967,239

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (4.6%)
AT&T, Inc.	226,322	$6,452,440
Verizon Communications, Inc.	248,170	14,763,634

		21,216,074

Media (3.1%)
Comcast Corp., Class A	302,163	13,978,060

Total Communication Services		35,194,134

Consumer Discretionary (7.4%)
Household Durables (3.3%)
Lennar Corp., Class A	64,085	5,234,463
Whirlpool Corp.	53,167	9,776,879

		15,011,342

Specialty Retail (4.1%)
Lowe’s Cos., Inc.	112,847	18,716,804

Total Consumer Discretionary		33,728,146

Consumer Staples (3.5%)
Beverages (3.5%)
Coca-Cola European Partners plc	232,686	9,030,544
Molson Coors Beverage Co., Class B	210,242	7,055,721

Total Consumer Staples		16,086,265

Energy (4.9%)
Oil, Gas & Consumable Fuels (4.9%)
Hess Corp.	201,976	8,266,878
Phillips 66	189,035	9,799,574
Valero Energy Corp.	102,915	4,458,278

Total Energy		22,524,730

Financials (23.6%)
Banks (8.9%)
JPMorgan Chase & Co.	141,213	13,594,575
US Bancorp	380,698	13,648,023
Wells Fargo & Co.	576,701	13,558,241

		40,800,839

Capital Markets (2.7%)
Northern Trust Corp.	157,954	12,315,673

Consumer Finance (2.9%)
American Express Co.	133,420	13,375,355

Insurance (7.6%)
Aon plc, Class A	60,851	12,553,561
Assurant, Inc.	58,140	7,052,964
Chubb Ltd.	131,342	15,251,433

		34,857,958

Thrifts & Mortgage Finance (1.5%)
New York Community Bancorp, Inc.	803,417	6,644,259

Total Financials		107,994,084

Health Care (15.1%)
Health Care Equipment & Supplies (3.4%)
Medtronic plc	147,770	15,356,258

Health Care Providers & Services (8.7%)
Cigna Corp.	71,143	12,052,336
CVS Health Corp.	240,098	14,021,723
UnitedHealth Group, Inc.	44,795	13,965,737

		40,039,796

Pharmaceuticals (3.0%)
Johnson & Johnson	93,421	13,908,519

Total Health Care		69,304,573

Industrials (13.1%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	79,112	10,951,474
Raytheon Technologies Corp.	224,656	12,926,707

		23,878,181

Machinery (7.9%)
Deere & Co.	59,290	13,140,442
Stanley Black & Decker, Inc.	89,594	14,532,147
Westinghouse Air Brake Technologies Corp.	138,126	8,547,237

		36,219,826

Total Industrials		60,098,007

Information Technology (4.2%)
IT Services (1.9%)
Cognizant Technology Solutions Corp., Class A	124,026	8,609,885

Software (2.3%)
Oracle Corp.	178,552	10,659,554

Total Information Technology		19,269,439

Materials (8.2%)
Chemicals (8.2%)
Corteva, Inc.	475,553	13,700,682
DuPont de Nemours, Inc.	196,243	10,887,562
Linde plc	55,080	13,116,200

Total Materials		37,704,444

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
Corporate Office Properties Trust (REIT)	99,464	2,359,286
Healthpeak Properties, Inc. (REIT)	417,991	11,348,456
MGM Growth Properties LLC (REIT), Class A	168,524	4,715,301

Total Real Estate		18,423,043

Utilities (8.3%)
Electric Utilities (5.8%)
Entergy Corp.	141,556	13,947,513
Exelon Corp.	355,702	12,719,903

		26,667,416

Multi-Utilities (2.5%)
CenterPoint Energy, Inc.	578,454	11,193,085

Total Utilities		37,860,501

Total Investments in Securities (100.0%)
(Cost $475,303,806)		458,187,366
Other Assets Less Liabilities (0.0%)		30,408

Net Assets (100%)		$458,217,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$35,194,134	$—	$—	$35,194,134
Consumer Discretionary	33,728,146	—	—	33,728,146
Consumer Staples	16,086,265	—	—	16,086,265
Energy	22,524,730	—	—	22,524,730
Financials	107,994,084	—	—	107,994,084
Health Care	69,304,573	—	—	69,304,573
Industrials	60,098,007	—	—	60,098,007
Information Technology	19,269,439	—	—	19,269,439
Materials	37,704,444	—	—	37,704,444
Real Estate	18,423,043	—	—	18,423,043
Utilities	37,860,501	—	—	37,860,501

Total Assets	$458,187,366	$—	$—	$458,187,366

Total Liabilities	$—	$—	$—	$—

Total	$458,187,366	$—	$—	$458,187,366

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,103,024
Aggregate gross unrealized depreciation	(64,961,597)

Net unrealized depreciation	$(17,858,573)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$476,045,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.3%)
Diversified Telecommunication Services (3.4%)
CenturyLink, Inc.	87,000	$877,830
Cincinnati Bell, Inc.*	80,000	1,200,000
Koninklijke KPN NV	100,000	235,138
Liberty Global plc, Class A*	16,000	336,160
Liberty Global plc, Class C*	13,000	266,955
Sunrise Communications Group AG(m)*	28,000	3,313,606

		6,229,689

Entertainment (0.5%)
Liberty Media Corp.-Liberty Braves, Class A*	20,000	417,600
Liberty Media Corp.-Liberty Braves, Class C*	12,000	252,120
Madison Square Garden Entertainment Corp.*	800	54,792
Madison Square Garden Sports Corp., Class A*	1,300	195,624

		920,136

Media (6.2%)
A H Belo Corp., Class A	93,000	131,130
AMC Networks, Inc., Class A*	26,500	654,815
Beasley Broadcast Group, Inc., Class A	50,000	62,000
Central European Media Enterprises Ltd., Class A*	835,000	3,498,650
Clear Channel Outdoor Holdings, Inc.*	600,000	600,000
DISH Network Corp., Class A*	40,000	1,161,200
EW Scripps Co. (The), Class A	118,000	1,349,920
Fox Corp., Class B	74,000	2,069,780
Loral Space & Communications, Inc.	55,000	1,006,500
MDC Partners, Inc., Class A*	2,000	3,220
Telenet Group Holding NV	27,000	1,046,615

		11,583,830

Wireless Telecommunication Services (2.2%)
Millicom International Cellular SA	50,000	1,514,000
NTT DOCOMO, Inc. (ADR)	15,000	550,200
Telephone and Data Systems, Inc.	20,000	368,800
United States Cellular Corp.*	59,000	1,742,270

		4,175,270

Total Communication Services		22,908,925

Consumer Discretionary (5.3%)
Diversified Consumer Services (0.0%)
Internationella Engelska Skolan i Sverige Holding II AB(m)	500	4,441

Hotels, Restaurants & Leisure (0.5%)
Cherry AB, Class B(r)(x)*	40,000	388,573
Dover Motorsports, Inc.	95,000	133,950
William Hill plc	100,000	357,732

		880,255

Household Durables (2.7%)
Hinokiya Group Co. Ltd.(x)	2,000	37,340
Lennar Corp., Class B	37,000	2,429,420
Nobility Homes, Inc.	12,000	276,000
Sony Corp. (ADR)(x)	30,000	2,302,500

		5,045,260

Internet & Direct Marketing Retail (1.2%)
Altaba, Inc.*	102,200	2,314,830

Specialty Retail (0.9%)
Hudson Ltd., Class A*	200,000	1,520,000
Swedol AB(r)*	13,000	67,716

		1,587,716

Total Consumer Discretionary		9,832,502

Consumer Staples (1.3%)
Beverages (0.3%)
National Beverage Corp.(x)*	8,500	578,085

Food & Staples Retailing (0.0%)
GrainCorp Ltd., Class A*	12,000	32,564
METRO AG	3,000	29,963

		62,527

Food Products (1.0%)
Massimo Zanetti Beverage Group SpA(m)	30,000	174,429
Premier Foods plc*	400,000	475,617
Tootsie Roll Industries, Inc.(x)	36,998	1,143,238
United Malt Grp Ltd.*	10,000	29,823

		1,823,107

Total Consumer Staples		2,463,719

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Alvopetro Energy Ltd.(x)*	280,000	115,655
Gulf Coast Ultra Deep Royalty Trust	550,000	3,850
Noble Energy, Inc.	18,000	153,900

Total Energy		273,405

Financials (1.6%)
Banks (0.7%)
Flushing Financial Corp.	75,000	789,000
Horizon Bancorp, Inc.	10,000	100,900
NIBC Holding NV(m)	4,000	34,750
Sterling Bancorp	30,000	315,600

		1,240,250

Capital Markets (0.0%)
BKF Capital Group, Inc.*	2,434	26,774
MVC Capital, Inc.	2,000	15,620

		42,394

Insurance (0.9%)
Hastings Group Holdings plc(m)	100,000	325,453
National General Holdings Corp.	40,000	1,350,000
Topdanmark A/S	1,000	48,326

		1,723,779

Thrifts & Mortgage Finance (0.0%)
Standard AVB Financial Corp.	1,000	32,650

Total Financials		3,039,073

Health Care (16.9%)
Biotechnology (12.7%)
Aimmune Therapeutics, Inc.*	135,000	4,650,750
Akcea Therapeutics, Inc.*	205,000	3,718,700
Grifols SA (ADR)	24,000	416,400
Idorsia Ltd.*	15,000	402,733
Immunomedics, Inc.*	65,000	5,526,950
Momenta Pharmaceuticals, Inc.*	170,000	8,921,600

		23,637,133

Health Care Equipment & Supplies (2.0%)
ICU Medical, Inc.*	500	91,380
Innocoll Holdings plc(r)(x)*	125,000	—
Medicrea International(x)*	40,000	325,412
Varian Medical Systems, Inc.*	12,500	2,150,000
Wright Medical Group NV*	38,000	1,160,520

		3,727,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.3%)
Livongo Health, Inc.*	4,000	$560,200

Life Sciences Tools & Services (0.8%)
Illumina, Inc.*	200	61,816
Pacific Biosciences of California, Inc.*	100,000	987,000
QIAGEN NV*	8,000	418,080

		1,466,896

Pharmaceuticals (1.1%)
Akorn, Inc.(x)*	160,000	4,560
Bristol-Myers Squibb Co.	12,000	723,480
Intersect ENT, Inc.*	6,000	97,860
Mylan NV*	75,000	1,112,250

		1,938,150

Total Health Care		31,329,691

Industrials (11.8%)
Aerospace & Defense (1.9%)
Hexcel Corp.	22,900	768,295
Kaman Corp.	20,000	779,400
Raytheon Technologies Corp.	35,999	2,071,382

		3,619,077

Building Products (0.2%)
Carrier Global Corp.	10,000	305,400

Commercial Services & Supplies (2.8%)
Advanced Disposal Services, Inc.*	170,000	5,139,100
Gunnebo AB*	2,500	6,926

		5,146,026

Machinery (4.8%)
CIRCOR International, Inc.*	40,000	1,094,000
EnPro Industries, Inc.	25,000	1,410,250
Haldex AB*	29,000	135,235
IMA Industria Macchine Automatiche SpA(x)*	2,000	157,757
Mueller Industries, Inc.	28,000	757,680
Mueller Water Products, Inc., Class A	52,000	540,280
Navistar International Corp.*	107,000	4,658,780
Neles OYJ	10,000	134,948
Park-Ohio Holdings Corp.	2,500	40,175

		8,929,105

Trading Companies & Distributors (2.0%)
Herc Holdings, Inc.*	92,000	3,644,120
Huttig Building Products, Inc.*	1,000	2,190

		3,646,310

Transportation Infrastructure (0.1%)
Macquarie Infrastructure Corp.	10,000	268,900

Total Industrials		21,914,818

Information Technology (4.8%)
Communications Equipment (0.5%)
Acacia Communications, Inc.*	2,000	134,800
Digi International, Inc.*	45,000	703,350

		838,150

Electronic Equipment, Instruments & Components (0.9%)
CTS Corp.	12,000	264,360
Fitbit, Inc., Class A*	195,000	1,357,200
Perceptron, Inc.*	20,000	136,000

		1,757,560

IT Services (0.2%)
Devoteam SA*	1,000	114,251
eWork Group AB*	2,000	16,717
MoneyGram International, Inc.(x)*	70,000	197,750

		328,718

Semiconductors & Semiconductor Equipment (0.1%)
AIXTRON SE*	20,000	241,488

Software (2.8%)
MobileIron, Inc.*	37,400	262,174
NortonLifeLock, Inc.	15,000	312,600
Rosetta Stone, Inc.*	152,000	4,556,960

		5,131,734

Technology Hardware, Storage & Peripherals (0.3%)
Dell Technologies, Inc., Class C*	—@	22
Diebold Nixdorf, Inc.*	68,000	519,520

		519,542

Total Information Technology		8,817,192

Materials (4.2%)
Construction Materials (1.7%)
Vulcan Materials Co.	23,500	3,185,190

Containers & Packaging (0.5%)
Greif, Inc., Class A	5,000	181,050
Myers Industries, Inc.	55,000	727,650

		908,700

Metals & Mining (0.6%)
Osisko Gold Royalties Ltd.	15,000	177,425
Pan American Silver Corp.	30,000	964,515

		1,141,940

Paper & Forest Products (1.4%)
Ahlstrom-Munksjo OYJ	6,000	126,458
Canfor Corp.*	215,000	2,420,375

		2,546,833

Total Materials		7,782,663

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Condor Hospitality Trust, Inc. (REIT)(x)	68,000	178,160
Jernigan Capital, Inc. (REIT)(x)	100,000	1,714,000
Ryman Hospitality Properties, Inc. (REIT)	24,000	883,200

Total Real Estate		2,775,360

Utilities (3.8%)
Electric Utilities (1.2%)
Evergy, Inc.	26,000	1,321,320
PNM Resources, Inc.	22,000	909,260

		2,230,580

Gas Utilities (1.2%)
National Fuel Gas Co.	54,000	2,191,860

Independent Power and Renewable Electricity Producers (0.0%)
Alerion Cleanpower SpA(x)	11,000	78,858

Multi-Utilities (0.4%)
Avista Corp.	20,000	682,400

Water Utilities (1.0%)
Severn Trent plc	60,000	1,886,557

Total Utilities		7,070,255

Total Common Stocks (63.7%) (Cost $124,181,799)		118,207,603

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	16,199	308,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Total Preferred Stock (0.1%) (Cost $291,649)		$308,429

MASTER LIMITED PARTNERSHIP:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Energy Transfer LP (Cost $218,293)	18,187	98,574

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	130,000	—

Total Communication Services		—

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR(r)*	21,000	7,245
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	10,000	6,600
Ambit Biosciences Corp., CVR(r)*	20,000	30,376
Clementia Pharmaceuticals, Inc., CVR(r)*	40,000	40,500
Stemline Therapeutics, Inc., CVR(r)*	30,000	—
Tobira Therapeutics, Inc., CVR(r)(x)*	15,000	675

		85,396

Pharmaceuticals (0.0%)
ADOLOR Corp., CVR(r)*	40,000	—
Ocera Therapeutics, Inc., CVR(r)*	16,000	3,440
Omthera Pharmaceuticals, Inc., CVR(r)*	100	—

		3,440

Total Health Care		88,836

Total Rights (0.1%) (Cost $47,370)		88,836

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (31.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	56,638,897	56,678,545

Total Investment Companies		57,678,545

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.6%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $510,000.(xx)	$500,000	500,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	300,000	300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,135,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $3,198,580.(xx)	3,135,862	3,135,862
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,200,007, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,330,404.(xx)	1,200,000	1,200,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,500,008, collateralized by various Common Stocks; total market value $1,666,935.(xx)	1,500,000	1,500,000

Total Repurchase Agreements		6,635,862

Total Short-Term Investments (34.6%) (Cost $64,281,901)		64,314,407

Total Investments in Securities (98.6%) (Cost $189,021,012)		183,017,849
Other Assets Less Liabilities (1.4%)		2,623,216

Net Assets (100%)		$185,641,065

*	Non-income producing.

@	Shares are less than 0.5.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $ 3,852,679 or 2.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $7,728,134. This was collateralized by $ 344,225 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.375%, maturing 10/15/20-2/15/50 and by cash of $7,635,862 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)(a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,313,566	$4,595,359	$—		$22,908,925
Consumer Discretionary	6,385,870	2,990,343	456,289		9,832,502
Consumer Staples	1,721,323	742,396	—		2,463,719
Energy	273,405	—	—		273,405
Financials	2,630,544	408,529	—		3,039,073
Health Care	30,601,546	728,145	—	(b)	31,329,691
Industrials	21,479,952	434,866	—		21,914,818
Information Technology	8,444,736	372,456	—		8,817,192
Materials	6,747,505	1,035,158	—		7,782,663
Real Estate	2,775,360	—	—		2,775,360
Utilities	5,104,840	1,965,415	—		7,070,255
Master Limited Partnership
Energy	98,574	—	—		98,574
Preferred Stock
Industrials	308,429	—	—		308,429
Rights
Communication Services	—	—	—	(b)	—	(b)
Health Care	—	—	88,836		88,836
Short-Term Investments
Investment Companies	57,678,545	—	—		57,678,545
Repurchase Agreements	—	6,635,862	—		6,635,862

Total Assets	$162,564,195	$19,908,529	$545,125		$183,017,849

Total Liabilities	$—	$—	$—		$—

Total	$162,564,195	$19,908,529	$545,125		$183,017,849

(a)	A security with a market value of $2,314,830 transferred from Level 3 to Level 2 at the end of the period due to observable market inputs.

(b)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,723,905
Aggregate gross unrealized depreciation	(18,651,957)

Net unrealized depreciation	$(5,928,052)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,945,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.6%)
Diversified Telecommunication Services (1.4%)
Cincinnati Bell, Inc.*	678,326	$10,174,890
Consolidated Communications Holdings, Inc.*	41,905	238,439
Iridium Communications, Inc.*	600,000	15,348,000
Liberty Global plc, Class A*	97,471	2,047,866
Liberty Global plc, Class C*	230,000	4,723,050
Liberty Latin America Ltd., Class A*	30,000	247,500
Liberty Latin America Ltd., Class C*	8,070	65,690
Verizon Communications, Inc.	99,000	5,889,510

		38,734,945

Entertainment (3.4%)
IMAX Corp.*	62,000	741,520
Liberty Media Corp.-Liberty Braves, Class A*	290,000	6,055,200
Liberty Media Corp.-Liberty Braves, Class C*	161,000	3,382,610
Live Nation Entertainment, Inc.*	469,000	25,269,720
Madison Square Garden Entertainment Corp.*	174,000	11,917,260
Madison Square Garden Sports Corp., Class A*	177,000	26,634,960
Marcus Corp. (The)	559,000	4,321,070
Reading International, Inc., Class A(x)*	70,000	225,400
Reading International, Inc., Class B(x)*	10,976	269,241
Take-Two Interactive Software, Inc.*	65,000	10,739,300
World Wrestling Entertainment, Inc., Class A	29,000	1,173,630

		90,729,911

Interactive Media & Services (0.0%)
Cars.com, Inc.*	22,000	177,760

Media (3.0%)
AMC Networks, Inc., Class A(x)*	125,000	3,088,750
Beasley Broadcast Group, Inc., Class A‡	654,892	812,066
Clear Channel Outdoor Holdings, Inc.*	1,200,078	1,200,078
Corus Entertainment, Inc., Class B(x)	345,000	748,789
Discovery, Inc., Class A(x)*	12,000	261,240
Discovery, Inc., Class C*	35,000	686,000
DISH Network Corp., Class A*	18,974	550,815
EW Scripps Co. (The), Class A	2,320,000	26,540,800
Gray Television, Inc.*	319,300	4,396,761
Gray Television, Inc., Class A*	39,002	477,774
Grupo Televisa SAB (ADR)*	113,000	698,340
Interpublic Group of Cos., Inc. (The)	820,000	13,669,400
Loral Space & Communications, Inc.	220,000	4,026,000
Meredith Corp.	240,000	3,148,800
MSG Networks, Inc., Class A*	670,015	6,412,044
Nexstar Media Group, Inc., Class A	31,000	2,787,830
Salem Media Group, Inc.(x)	345,000	315,917
Sinclair Broadcast Group, Inc., Class A(x)	255,000	4,903,650
Sirius XM Holdings, Inc.	1,000,000	5,360,000
Townsquare Media, Inc., Class A	153,000	712,980
WideOpenWest, Inc.*	305,751	1,586,848

		82,384,882

Wireless Telecommunication Services (0.8%)
Gogo, Inc.(x)*	330,000	3,049,200
Rogers Communications, Inc., Class B	200,000	7,930,000
Shenandoah Telecommunications Co.	119,000	5,287,765
Telephone and Data Systems, Inc.	88,000	1,622,720
United States Cellular Corp.*	95,000	2,805,350
VEON Ltd. (ADR)	700,000	882,000

		21,577,035

Total Communication Services		233,604,533

Consumer Discretionary (12.7%)
Auto Components (2.6%)
BorgWarner, Inc.	246,000	9,530,040
Cooper Tire & Rubber Co.	210,000	6,657,000
Dana, Inc.	1,185,035	14,599,631
Freni Brembo SpA(x)*	1,000,000	9,985,247
Garrett Motion, Inc.(x)*	308,000	1,062,600
Gentex Corp.	190,000	4,892,500
Modine Manufacturing Co.*	965,298	6,033,112
Standard Motor Products, Inc.	149,100	6,657,315
Stoneridge, Inc.*	240,000	4,408,800
Strattec Security Corp.	190,004	3,781,080
Superior Industries International, Inc.(x)*	315,000	393,750
Tenneco, Inc., Class A*	420,000	2,914,800

		70,915,875

Automobiles (0.2%)
Thor Industries, Inc.	4,000	381,040
Winnebago Industries, Inc.	100,000	5,167,000

		5,548,040

Distributors (0.1%)
Uni-Select, Inc.	355,000	1,519,657

Diversified Consumer Services (0.0%)
Universal Technical Institute, Inc.*	200,000	1,016,000

Hotels, Restaurants & Leisure (3.5%)
Biglari Holdings, Inc., Class A(x)*‡	12,500	6,097,462
Biglari Holdings, Inc., Class B*	15,000	1,335,150
Boyd Gaming Corp.	1,065,000	32,684,850
Canterbury Park Holding Corp.(x)‡	323,000	3,934,140
Cheesecake Factory, Inc. (The)(x)	348,000	9,653,520
Churchill Downs, Inc.	112,600	18,446,132
Cracker Barrel Old Country Store, Inc.	6,000	687,960
Denny’s Corp.*	248,080	2,480,800
Dover Motorsports, Inc.	685,012	965,867
Full House Resorts, Inc.*	445,000	863,300
Golden Entertainment, Inc.*	180,100	2,490,783
International Game Technology plc(x)	80,000	890,400
Las Vegas Sands Corp.	104,000	4,852,640
Nathan’s Famous, Inc.	169,046	8,663,608

		94,046,612

Household Durables (2.2%)
Bassett Furniture Industries, Inc.(x)	376,001	5,143,694
Cavco Industries, Inc.*	159,000	28,669,290
Ethan Allen Interiors, Inc.	25,000	338,500
Hunter Douglas NV*	21,000	1,222,937
La-Z-Boy, Inc.	320,000	10,121,600
Lennar Corp., Class B	105,000	6,894,300
Nobility Homes, Inc.	153,700	3,535,100
Skyline Champion Corp.*	197,000	5,273,690

		61,199,111

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	560,000	13,966,400
Lands’ End, Inc.(x)*	107,000	1,394,210
Stamps.com, Inc.*	10,000	2,409,500

		17,770,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Products (0.3%)
Brunswick Corp.	60,000	$3,534,600
Marine Products Corp.	267,500	4,183,700
Universal Entertainment Corp.	55,000	1,007,983

		8,726,283

Specialty Retail (2.9%)
Aaron’s, Inc.	151,000	8,554,150
AutoNation, Inc.*	410,000	21,701,300
Barnes & Noble Education, Inc.(x)*	6,000	15,480
Big 5 Sporting Goods Corp.(x)	150,000	1,122,000
Bowlin Travel Centers, Inc.*	77,200	212,300
Carvana Co.*	4,800	1,070,688
Monro, Inc.	60,000	2,434,200
O’Reilly Automotive, Inc.*	10,000	4,610,800
Penske Automotive Group, Inc.	460,000	21,923,600
Pets at Home Group plc	260,000	1,419,957
Sally Beauty Holdings, Inc.*	500,000	4,345,000
Tractor Supply Co.	76,000	10,893,840

		78,303,315

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	185,000	2,913,750
Movado Group, Inc.	235,000	2,335,900
Wolverine World Wide, Inc.	55,000	1,421,200

		6,670,850

Total Consumer Discretionary		345,715,853

Consumer Staples (6.4%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	5,800	5,123,488
Brown-Forman Corp., Class A	88,000	6,043,840
Cott Corp.	765,000	10,863,000
Crimson Wine Group Ltd.*	370,000	1,831,500
Davide Campari-Milano NV	650,000	7,104,433
National Beverage Corp.(x)*	58,200	3,958,182

		34,924,443

Food & Staples Retailing (1.5%)
Casey’s General Stores, Inc.	19,000	3,375,350
Ingles Markets, Inc., Class A‡	778,500	29,614,140
United Natural Foods, Inc.*	85,000	1,263,950
Village Super Market, Inc., Class A	113,300	2,788,313
Weis Markets, Inc.	70,000	3,360,000

		40,401,753

Food Products (2.0%)
Calavo Growers, Inc.	49,000	3,247,230
Farmer Bros Co.*	246,410	1,089,132
Flowers Foods, Inc.	60,000	1,459,800
Hain Celestial Group, Inc. (The)*	288,000	9,878,400
Ingredion, Inc.	20,000	1,513,600
J & J Snack Foods Corp.	45,000	5,867,550
John B Sanfilippo & Son, Inc.	17,000	1,281,460
Lifeway Foods, Inc.(x)*	46,000	231,380
Limoneira Co.	45,000	643,500
Maple Leaf Foods, Inc.(x)	112,000	2,283,654
Post Holdings, Inc.*	100,000	8,600,000
Rock Field Co. Ltd.(x)	355,000	4,986,078
Tootsie Roll Industries, Inc.(x)	476,000	14,708,400

		55,790,184

Household Products (1.4%)
Church & Dwight Co., Inc.	100,000	9,371,000
Energizer Holdings, Inc.	150,000	5,871,000
Katy Industries, Inc.(r)*	300,000	—
Oil-Dri Corp. of America‡	424,500	15,184,365
WD-40 Co.	42,000	7,951,020

		38,377,385

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	25,000	518,500
Edgewell Personal Care Co.*	90,068	2,511,096
Revlon, Inc., Class A(x)*	22,000	139,040
United-Guardian, Inc.	140,000	2,101,400

		5,270,036

Total Consumer Staples		174,763,801

Energy (0.6%)
Energy Equipment & Services (0.3%)
Dril-Quip, Inc.*	209,000	5,174,840
KLX Energy Services Holdings, Inc.(x)*	32,000	132,800
Oceaneering International, Inc.*	140,000	492,800
RPC, Inc.*	1,165,000	3,075,600

		8,876,040

Oil, Gas & Consumable Fuels (0.3%)
Black Ridge Oil & Gas, Inc.*	1,516	9,096
CNX Resources Corp.*	190,000	1,793,600
Navigator Holdings Ltd.*	155,000	1,295,800
ONEOK, Inc.	138,000	3,585,240

		6,683,736

Total Energy		15,559,776

Financials (3.4%)
Banks (1.4%)
Ameris Bancorp	37,000	842,860
Atlantic Capital Bancshares, Inc.*	54,000	612,900
Atlantic Union Bankshares Corp.	12,000	256,440
Boston Private Financial Holdings, Inc.	470,000	2,594,400
Cadence Bancorp	43,000	369,370
Colony Bankcorp, Inc.	12,000	129,000
Eagle Bancorp, Inc.	64,000	1,714,560
FB Financial Corp.	12,000	301,440
First Bancorp (Nasdaq Stock Exchange)	10,000	209,300
First Bancorp (Quotrix Stock Exchange)	84,000	438,480
First Busey Corp.	28,500	452,865
First Horizon National Corp.	62,000	584,660
Flushing Financial Corp.	617,000	6,490,840
FNB Corp.	46,000	311,880
Hope Bancorp, Inc.	570,000	4,323,450
Huntington Bancshares, Inc.	250,000	2,292,500
OceanFirst Financial Corp.	60,000	821,400
Renasant Corp.	10,000	227,200
Sandy Spring Bancorp, Inc.	47,500	1,096,300
Seacoast Banking Corp. of Florida*	35,000	631,050
ServisFirst Bancshares, Inc.	26,000	884,780
South State Corp.	12,000	577,800
Southern First Bancshares, Inc.*	10,000	241,500
Southern National Bancorp of Virginia, Inc.	10,000	86,800
Sterling Bancorp	746,000	7,847,920
Synovus Financial Corp.	79,000	1,672,430
Thomasville Bancshares, Inc.	15,960	738,150
Towne Bank	11,000	180,400
Trustmark Corp.	16,000	342,560
United Community Banks, Inc.	23,000	389,390

		37,662,625

Capital Markets (1.9%)
BKF Capital Group, Inc.*	13,000	143,000
Calamos Asset Management, Inc.(r)*	190,000	—
Charles Schwab Corp. (The)	85,000	3,079,550
Cohen & Steers, Inc.	314,000	17,502,360
Federated Hermes, Inc., Class B	85,000	1,828,350
GAM Holding AG(x)*	500,000	965,089
Janus Henderson Group plc	355,000	7,710,600
KKR & Co., Inc., Class A	154,000	5,288,360
PJT Partners, Inc., Class A	100,000	6,061,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pzena Investment Management, Inc., Class A	80,000	$428,800
Waddell & Reed Financial, Inc., Class A(x)	514,000	7,632,900
Wright Investors’ Service Holdings, Inc.*	180,000	63,000

		50,703,009

Consumer Finance (0.0%)
Medallion Financial Corp.(x)*	180,000	450,000

Insurance (0.1%)
Alleghany Corp.	3,000	1,561,350
Argo Group International Holdings Ltd.	70,000	2,410,100

		3,971,450

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	34,000	315,010
Crazy Woman Creek Bancorp, Inc.	14,500	221,705

		536,715

Total Financials		93,323,799

Health Care (7.0%)
Biotechnology (0.1%)
Invitae Corp.(x)*	73,500	3,186,225
OPKO Health, Inc.(x)*	200,000	738,000

		3,924,225

Health Care Equipment & Supplies (6.0%)
Align Technology, Inc.*	300	98,208
Biolase, Inc.*	1	—
Cantel Medical Corp.	35,000	1,537,900
Cardiovascular Systems, Inc.*	41,000	1,613,350
CONMED Corp.	61,200	4,814,604
Cooper Cos., Inc. (The)	15,000	5,056,800
Cutera, Inc.*	705,000	13,373,850
DexCom, Inc.*	13,300	5,482,659
Heska Corp.*	29,000	2,864,910
ICU Medical, Inc.*	25,000	4,569,000
IntriCon Corp.*	170,273	2,073,925
Masimo Corp.*	94,000	22,189,640
Meridian Bioscience, Inc.*	190,000	3,226,200
Neogen Corp.*	20,000	1,565,000
NuVasive, Inc.*	152,000	7,382,640
Orthofix Medical, Inc.*	64,000	1,992,960
Quidel Corp.*	286,000	62,742,680
STERIS plc	84,000	14,799,960
Surmodics, Inc.*	50,000	1,945,500
Wright Medical Group NV*	150,000	4,581,000

		161,910,786

Health Care Providers & Services (0.4%)
Chemed Corp.	2,800	1,344,980
Covetrus, Inc.*	30,000	732,000
Henry Schein, Inc.*	20,000	1,175,600
Patterson Cos., Inc.	344,000	8,292,120

		11,544,700

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	85,000	1,054,850
Teladoc Health, Inc.(x)*	10,000	2,192,400

		3,247,250

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	20,000	10,309,200

Pharmaceuticals (0.0%)
Cassava Sciences, Inc.*	1	12

Total Health Care		190,936,173

Industrials (40.2%)
Aerospace & Defense (6.1%)
AAR Corp.	102,009	1,917,769
Aerojet Rocketdyne Holdings, Inc.*	1,630,001	65,020,701
Astronics Corp.*	9,000	69,480
Astronics Corp., Class B(x)*	22,937	170,879
Curtiss-Wright Corp.	205,000	19,118,300
Ducommun, Inc.*	91,270	3,004,608
HEICO Corp. (Frankfurt Stock Exchange), Class A	3,300	292,578
HEICO Corp. (New York Stock Exchange)	121,093	12,673,593
Innovative Solutions and Support, Inc.	106,409	727,838
Kaman Corp.	998,000	38,892,060
Moog, Inc., Class A	67,000	4,256,510
Moog, Inc., Class B(x)	32,321	2,077,271
Park Aerospace Corp.	733,000	8,004,360
Textron, Inc.	287,000	10,357,830

		166,583,777

Building Products (2.0%)
A O Smith Corp.	80,000	4,224,000
Armstrong Flooring, Inc.(x)*	590,000	2,035,500
Fortune Brands Home & Security, Inc.	14,000	1,211,280
Gibraltar Industries, Inc.*	33,000	2,149,620
Griffon Corp.	2,040,000	39,861,600
Johnson Controls International plc	120,000	4,902,000

		54,384,000

Commercial Services & Supplies (6.0%)
ACCO Brands Corp.	162,000	939,600
Casella Waste Systems, Inc., Class A*	164,000	9,159,400
Covanta Holding Corp.	212,000	1,643,000
IAA, Inc.*	434,000	22,598,380
KAR Auction Services, Inc.	440,000	6,336,000
Kimball International, Inc., Class B	140,000	1,475,600
Loomis AB*	220,000	6,011,190
Matthews International Corp., Class A	435,000	9,726,600
McGrath RentCorp.	23,000	1,370,570
Republic Services, Inc.	382,000	35,659,700
Rollins, Inc.	1,138,000	61,668,220
Team, Inc.*	1,330,000	7,315,000

		163,903,260

Construction & Engineering (0.3%)
Aegion Corp.*	70,000	989,100
Arcosa, Inc.	100,000	4,409,000
Granite Construction, Inc.	18,000	316,980
Valmont Industries, Inc.	10,000	1,241,800

		6,956,880

Electrical Equipment (2.2%)
Allied Motion Technologies, Inc.	31,359	1,294,500
AMETEK, Inc.	341,000	33,895,400
AZZ, Inc.	150,000	5,118,000
Rockwell Automation, Inc.	89,000	19,640,520
Vicor Corp.*	12,500	971,625

		60,920,045

Industrial Conglomerates (0.5%)
Raven Industries, Inc.	130,000	2,797,600
Roper Technologies, Inc.	26,500	10,470,415

		13,268,015

Machinery (17.4%)
Albany International Corp., Class A	41,000	2,029,910
Altra Industrial Motion Corp.	38,000	1,404,860
Astec Industries, Inc.	452,000	24,521,000
Chart Industries, Inc.*	155,000	10,891,850
CIRCOR International, Inc.*	675,000	18,461,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CNH Industrial NV*	2,690,000	$21,035,800
Crane Co.	555,000	27,822,150
Donaldson Co., Inc.	215,000	9,980,300
Eastern Co. (The)	241,011	4,704,535
Enerpac Tool Group Corp.*	12,000	225,720
EnPro Industries, Inc.	412,000	23,240,920
Federal Signal Corp.	620,000	18,135,000
Flowserve Corp.	104,000	2,838,160
Franklin Electric Co., Inc.	260,000	15,295,800
Gorman-Rupp Co. (The)	384,000	11,312,640
Graco, Inc.	450,000	27,607,500
Graham Corp.	21,505	274,619
Hyster-Yale Materials Handling, Inc.	76,558	2,844,129
IDEX Corp.	97,000	17,693,770
Interpump Group SpA	220,000	8,168,268
Kennametal, Inc.	236,000	6,829,840
L B Foster Co., Class A*	210,047	2,818,831
Lincoln Electric Holdings, Inc.	105,000	9,664,200
Lindsay Corp.	62,000	5,994,160
LS Starrett Co. (The), Class A(x)*‡	415,064	1,224,439
Lydall, Inc.*	43,567	720,598
Manitowoc Co., Inc. (The)*	34,000	285,940
Middleby Corp. (The)*	4,800	430,608
Mueller Industries, Inc.	1,510,060	40,862,223
Mueller Water Products, Inc., Class A	1,455,000	15,117,450
Navistar International Corp.*	925,000	40,274,500
Nordson Corp.	40,000	7,672,800
Park-Ohio Holdings Corp.	523,911	8,419,250
Shyft Group, Inc. (The)	298,000	5,626,240
Standex International Corp.	81,291	4,812,427
Tennant Co.	308,000	18,590,880
Toro Co. (The)	48,000	4,029,600
Trinity Industries, Inc.	432,094	8,425,833
Twin Disc, Inc.(x)*	438,000	2,216,280
Watts Water Technologies, Inc., Class A	330,000	33,049,500
Welbilt, Inc.*	64,000	394,240
Woodward, Inc.	95,000	7,615,200

		473,563,220

Road & Rail (0.0%)
Hertz Global Holdings, Inc.(x)*	258,000	286,380

Trading Companies & Distributors (5.4%)
GATX Corp.	905,173	57,704,779
H&E Equipment Services, Inc.	22,000	432,520
Herc Holdings, Inc.*	1,424,000	56,404,640
Lawson Products, Inc.*	104,000	4,267,120
Rush Enterprises, Inc., Class B‡	498,000	22,061,400
Titan Machinery, Inc.*	60,000	793,800
United Rentals, Inc.*	27,000	4,711,500

		146,375,759

Transportation Infrastructure (0.3%)
Macquarie Infrastructure Corp.	90,000	2,420,100
Signature Aviation plc	1,700,000	5,251,131

		7,671,231

Total Industrials		1,093,912,567

Information Technology (3.3%)
Communications Equipment (0.1%)
Communications Systems, Inc.	440,010	1,685,238
EchoStar Corp., Class A*	30,000	746,700

		2,431,938

Electronic Equipment, Instruments & Components (1.8%)
Badger Meter, Inc.	119,024	7,780,599
Bel Fuse, Inc., Class A(x)‡	168,008	1,873,289
CTS Corp.	1,030,000	22,690,900
Daktronics, Inc.	136,000	538,560
Itron, Inc.*	65,000	3,948,100
Landis+Gyr Group AG*	13,000	711,441
Littelfuse, Inc.	57,000	10,108,380
Trans-Lux Corp.*	102,500	18,450

		47,669,719

IT Services (0.1%)
Alithya Group, Inc., Class A*	745,000	1,549,600
Steel Connect, Inc.*	1,000,020	542,411

		2,092,011

Software (0.6%)
A10 Networks, Inc.*	14,007	89,225
Fortinet, Inc.*	26,000	3,063,060
GTY Technology Holdings, Inc.(x)*	165,000	437,250
Tyler Technologies, Inc.*	38,700	13,489,272

		17,078,807

Technology Hardware, Storage & Peripherals (0.7%)
3D Systems Corp.(x)*	138,000	677,580
Avid Technology, Inc.*	160,027	1,369,831
Diebold Nixdorf, Inc.*	1,550,000	11,842,000
Stratasys Ltd.(x)*	440,000	5,486,800
TransAct Technologies, Inc.	80,000	400,000

		19,776,211

Total Information Technology		89,048,686

Materials (7.9%)
Chemicals (5.1%)
Albemarle Corp.	28,000	2,499,840
Ashland Global Holdings, Inc.	58,000	4,113,360
Core Molding Technologies, Inc.*	350,000	3,101,000
Element Solutions, Inc.*	67,000	704,170
Ferro Corp.*	2,100,000	26,040,000
FMC Corp.	30,000	3,177,300
GCP Applied Technologies, Inc.*	610,031	12,780,150
Hawkins, Inc.	2,000	92,200
HB Fuller Co.	360,000	16,480,800
Huntsman Corp.	130,000	2,887,300
Livent Corp.(x)*	38,059	341,389
Minerals Technologies, Inc.	200,000	10,220,000
NewMarket Corp.	15,000	5,134,800
Olin Corp.	140,000	1,733,200
Quaker Chemical Corp.	5,000	898,550
Scotts Miracle-Gro Co. (The)	74,000	11,315,340
Sensient Technologies Corp.	228,895	13,216,397
Takasago International Corp.	40,000	827,899
Tredegar Corp.	1,340,000	19,925,800
Valvoline, Inc.	164,720	3,136,269

		138,625,764

Containers & Packaging (1.4%)
Greif, Inc., Class A	212,030	7,677,606
Myers Industries, Inc.	1,605,000	21,234,150
Sonoco Products Co.	155,000	7,915,850

		36,827,606

Metals & Mining (0.9%)
Allegheny Technologies, Inc.*	594,000	5,179,680
Ampco-Pittsburgh Corp.(x)*	619,485	2,038,105
Barrick Gold Corp.	24,000	674,640
Haynes International, Inc.	18,000	307,620
Kinross Gold Corp.*	45,000	396,900
Materion Corp.	290,000	15,088,700
TimkenSteel Corp.*	525,000	1,863,750

		25,549,395

Paper & Forest Products (0.5%)
Louisiana-Pacific Corp.	475,000	14,017,250

Total Materials		215,020,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Real Estate (2.5%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Ryman Hospitality Properties, Inc. (REIT)	660,500	$24,306,400
Seritage Growth Properties (REIT), Class A(x)*	84,000	1,129,800

		25,436,200

Real Estate Management & Development (1.6%)
Capital Properties, Inc., Class A	68,504	945,355
Griffin Industrial Realty, Inc.‡	337,008	18,013,078
Gyrodyne LLC*	4,004	66,106
St Joe Co. (The)*	862,000	17,783,060
Tejon Ranch Co.*	430,000	6,084,500

		42,892,099

Total Real Estate		68,328,299

Utilities (5.5%)
Electric Utilities (2.6%)
Evergy, Inc.	150,000	7,623,000
Otter Tail Corp.	330,000	11,936,100
PNM Resources, Inc.	1,221,000	50,463,930

		70,023,030

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	6,000	505,800
National Fuel Gas Co.	175,000	7,103,250
Northwest Natural Holding Co.	32,000	1,452,480
ONE Gas, Inc.	40,000	2,760,400
Southwest Gas Holdings, Inc.	421,000	26,565,100

		38,387,030

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,346,400
Ormat Technologies, Inc.	84,000	4,965,240

		9,311,640

Multi-Utilities (0.9%)
Black Hills Corp.	189,000	10,109,610
NorthWestern Corp.	270,000	13,132,800

		23,242,410

Water Utilities (0.3%)
Cadiz, Inc.(x)*	10,000	99,300
SJW Group	105,000	6,390,300
York Water Co. (The)	43,500	1,838,745

		8,328,345

Total Utilities		149,292,455

Total Common Stocks (98.1%) (Cost $1,518,370,687)		2,669,505,957

PREFERRED STOCK:
Industrials (0.1%)
Industrial Conglomerates (0.1%)
Steel Partners Holdings LP 6.000%	99,000	1,884,960

Total Preferred Stock (0.1%) (Cost $2,340,887)		1,884,960

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)* (Cost $204,019)	877,500	—

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp.,expiring 8/1/25* (Cost $—)	532,000	196,840

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	8,000,000	8,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,200,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,224,001. (xx)	1,200,000	1,200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,384,924, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39; total market value $3,452,617.(xx)	3,384,918	3,384,918
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $5,600,033, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 1.625%-2.500%,maturing 11/15/21-10/31/26; total market value $6,208,553.(xx)	5,600,000	5,600,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $3,000,163, collateralized by various Common Stocks; total market value $3,334,091.(xx)	3,000,000	3,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $9,000,050, collateralized by various Common Stocks; total market value $10,001,608.(xx)	9,000,000	9,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $7,000,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $7,140,000.(xx)	$7,000,000	$7,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $2,100,012, collateralized by various Common Stocks; total market value $2,334,231.(xx)	2,100,000	2,100,000

Total Repurchase Agreements		33,284,918

Total Short-Term Investments (1.5%) (Cost $41,284,918)		41,284,918

Total Investments in Securities (99.7%) (Cost $1,562,200,511)		2,712,872,675
Other Assets Less Liabilities (0.3%)		8,781,247

Net Assets (100%)		$2,721,653,922

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $57,499,114. This was collateralized by $18,081,943 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/8/20-2/15/50 and by cash of $41,284,918 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A	654,892	1,946,777	66,073	(5,400)	41	(1,195,425)	812,066	31,501	—
Consumer Discretionary
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A(x)*	12,500	4,080,000	2,173,122	(180,174)	5,863	18,651	6,097,462	—	—
Canterbury Park Holding Corp.(x)	323,000	4,005,200	—	—	—	(71,060)	3,934,140	—	—
Consumer Staples
Food & Staples Retailing
Ingles Markets, Inc., Class A	778,500	37,247,840	—	(232,527)	55,993	(7,457,166)	29,614,140	387,288	—
Household Products
Oil-Dri Corp. of America	424,500	15,623,750	—	(242,489)	126,737	(323,633)	15,184,365	323,516	—
Industrials
Machinery
LS Starrett Co. (The), Class A(x)*	415,064	1,716,000	401,404	—	—	(892,965)	1,224,439	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	498,000	23,622,330	—	(713,284)	1,960	(849,606)	22,061,400	203,620	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A(x)	168,008	2,597,856	53,328	(2,921)	(1,751)	(773,223)	1,873,289	29,602	—
Real Estate
Real Estate Management & Development
Griffin Industrial Realty, Inc.	337,008	12,894,170	407,824	—	—	4,711,084	18,013,078	—	—

Total		103,733,923	3,101,751	(1,376,795)	188,843	(6,833,343)	98,814,379	975,527	—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$225,672,927	$7,931,606	$—		$233,604,533
Consumer Discretionary	318,719,595	26,996,258	—		345,715,853
Consumer Staples	166,530,493	8,233,308	—	(a)	174,763,801
Energy	15,550,680	9,096	—		15,559,776
Financials	91,335,855	1,987,944	—	(a)	93,323,799
Health Care	190,936,173	—	—		190,936,173
Industrials	1,042,528,981	51,383,586	—		1,093,912,567
Information Technology	89,030,236	18,450	—		89,048,686
Materials	185,280,360	29,739,655	—		215,020,015
Real Estate	67,382,944	945,355	—		68,328,299
Utilities	149,292,455	—	—		149,292,455
Preferred Stock
Industrials	1,884,960	—	—		1,884,960
Rights
Communication Services	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	8,000,000	—	—		8,000,000
Repurchase Agreements	—	33,284,918	—		33,284,918
Warrants
Materials	196,840	—	—		196,840

Total Assets	$2,552,342,499	$160,530,176	$—		$2,712,872,675

Total Liabilities	$—	$—	$—		$—

Total	$2,552,342,499	$160,530,176	$—		$2,712,872,675

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,392,205,066
Aggregate gross unrealized depreciation	(242,995,897)

Net unrealized appreciation	$1,149,209,169

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,563,663,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (82.6%)
Communication Services (11.6%)
Diversified Telecommunication Services (4.3%)
Altice France SA
7.375%, 5/1/26§	$325,000	$340,437
5.125%, 1/15/29§	292,000	290,540
CCO Holdings LLC
5.375%, 5/1/25§	419,000	431,360
5.750%, 2/15/26§	414,000	430,560
5.875%, 5/1/27§	166,000	173,827
5.000%, 2/1/28§	225,000	236,250
5.375%, 6/1/29§	100,000	108,375
4.750%, 3/1/30§	608,000	642,200
4.500%, 8/15/30§	125,000	130,944
4.500%, 5/1/32§	400,000	416,500
CenturyLink, Inc.
5.125%, 12/15/26§	452,000	463,436
4.000%, 2/15/27§	263,000	266,590
Series G
6.875%, 1/15/28	375,000	420,469
Series W
6.750%, 12/1/23	178,000	195,132
Cincinnati Bell, Inc.
7.000%, 7/15/24§	655,000	675,056
Consolidated Communications, Inc.
6.500%, 10/1/28§	275,000	280,156
QTS Realty Trust, Inc.
3.875%, 10/1/28§	100,000	100,308
Sprint Capital Corp.
8.750%, 3/15/32	250,000	365,953
Switch Ltd.
3.750%, 9/15/28§	275,000	277,750
Virgin Media Finance plc
5.000%, 7/15/30§	200,000	199,000
Windstream Escrow LLC
7.750%, 8/15/28§	183,000	179,798
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	1,373,000	1,351,341
6.125%, 3/1/28§	697,000	719,443

		8,695,425

Entertainment (1.2%)
Cinemark USA, Inc.
4.875%, 6/1/23	700,000	596,750
8.750%, 5/1/25§	225,000	237,375
Lions Gate Capital Holdings LLC
6.375%, 2/1/24§	98,000	97,020
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	376,000	363,235
5.625%, 3/15/26§	150,000	144,000
6.500%, 5/15/27§	465,000	500,712
4.750%, 10/15/27§	658,000	615,230

		2,554,322

Interactive Media & Services (0.4%)
Rackspace Technology Global, Inc.
8.625%, 11/15/24(x)§	830,000	869,176

Media (4.5%)
AMC Networks, Inc.
5.000%, 4/1/24	500,000	511,250
CSC Holdings LLC
7.500%, 4/1/28§	450,000	497,250
5.750%, 1/15/30§	525,000	556,500
4.625%, 12/1/30§	575,000	579,312
Diamond Sports Group LLC
6.625%, 8/15/27(x)§	1,613,000	835,736
DISH DBS Corp.
5.875%, 7/15/22	326,000	338,225
McGraw-Hill Global Education Holdings LLC
7.875%, 5/15/24§	289,000	155,338
Meredith Corp.
6.875%, 2/1/26	493,000	408,574
National CineMedia LLC
5.875%, 4/15/28§	132,000	110,220
Nexstar Broadcasting, Inc.
5.625%, 7/15/27§	797,000	837,153
4.750%, 11/1/28§	650,000	659,067
Outfront Media Capital LLC
5.000%, 8/15/27§	450,000	440,156
4.625%, 3/15/30§	50,000	47,938
Sinclair Television Group, Inc.
5.625%, 8/1/24§	164,000	163,180
5.875%, 3/15/26§	75,000	73,875
5.500%, 3/1/30§	484,000	447,095
Sirius XM Radio, Inc.
4.625%, 7/15/24§	358,000	369,411
TEGNA, Inc.
5.500%, 9/15/24§	84,000	85,575
5.000%, 9/15/29§	215,000	211,409
Ziggo Bond Co. BV
6.000%, 1/15/27§	725,000	748,562
5.125%, 2/28/30§	200,000	201,960
Ziggo BV
5.500%, 1/15/27§	872,000	912,278

		9,190,064

Wireless Telecommunication Services (1.2%)
Sprint Corp.
7.875%, 9/15/23	260,000	298,675
7.125%, 6/15/24	275,000	315,518
7.625%, 3/1/26	198,000	238,818
T-Mobile USA, Inc.
6.000%, 3/1/23	312,000	312,811
6.000%, 4/15/24	272,000	276,790
Vmed O2 UK Financing I plc
4.250%, 1/31/31§	950,000	965,438

		2,408,050

Total Communication Services		23,717,037

Consumer Discretionary (8.5%)
Auto Components (0.3%)
Clarios Global LP
6.250%, 5/15/26§	125,000	130,913
Icahn Enterprises LP
4.750%, 9/15/24	188,000	189,895
5.250%, 5/15/27	220,000	228,921

		549,729

Automobiles (0.4%)
Ford Motor Co.
9.000%, 4/22/25	506,000	580,134
9.625%, 4/22/30	265,000	342,181

		922,315

Distributors (0.9%)
Performance Food Group, Inc.
5.500%, 6/1/24§	196,000	197,470
6.875%, 5/1/25§	684,000	728,460
5.500%, 10/15/27§	507,000	522,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Univar Solutions USA, Inc.
5.125%, 12/1/27§	$344,000	$352,600

		1,800,740

Diversified Consumer Services (0.7%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	197,875
ServiceMaster Co. LLC (The)
5.125%, 11/15/24§	525,000	536,812
Sotheby’s
7.375%, 10/15/27(x)§	725,000	725,000

		1,459,687

Hotels, Restaurants & Leisure (4.3%)
1011778 BC ULC
4.250%, 5/15/24§	98,000	99,715
5.750%, 4/15/25§	92,000	98,210
5.000%, 10/15/25§	1,556,000	1,592,955
4.375%, 1/15/28§	125,000	127,734
4.000%, 10/15/30§	600,000	604,626
Boyd Gaming Corp.
6.000%, 8/15/26	275,000	283,937
Caesars Entertainment, Inc.
6.250%, 7/1/25§	354,000	369,303
Caesars Resort Collection LLC
5.750%, 7/1/25§	350,000	360,062
5.250%, 10/15/25§	700,000	677,250
Churchill Downs, Inc.
5.500%, 4/1/27§	274,000	284,960
Golden Entertainment, Inc.
7.625%, 4/15/26§	287,000	283,413
Hilton Domestic Operating Co., Inc.
5.125%, 5/1/26	92,000	94,693
5.750%, 5/1/28§	220,000	231,000
IRB Holding Corp.
7.000%, 6/15/25§	325,000	346,210
LTF Merger Sub, Inc.
8.500%, 6/15/23§	720,000	691,200
Powdr Corp.
6.000%, 8/1/25§	104,000	106,340
Speedway Motorsports LLC
4.875%, 11/1/27§	475,000	453,782
Station Casinos LLC
5.000%, 10/1/25§	750,000	737,662
4.500%, 2/15/28§	239,000	219,880
Vail Resorts, Inc.
6.250%, 5/15/25§	146,000	154,578
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	243,000	235,103
Yum! Brands, Inc.
7.750%, 4/1/25§	250,000	276,637
3.625%, 3/15/31	375,000	375,000

		8,704,250

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	70,000	73,675
Newell Brands, Inc.
4.700%, 4/1/26(e)	40,000	42,600
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	97,000	104,259
Williams Scotsman International, Inc.
4.625%, 8/15/28§	111,000	111,310

		331,844

Internet & Direct Marketing Retail (0.6%)
Getty Images, Inc.
9.750%, 3/1/27§	646,000	637,925
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	686,000	619,115

		1,257,040

Specialty Retail (0.8%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30§	144,000	144,360
DriveTime Automotive Group, Inc.
8.000%, 6/1/21§	351,000	351,877
eG Global Finance plc
8.500%, 10/30/25§	372,000	389,670
Ken Garff Automotive LLC
4.875%, 9/15/28§	213,000	209,539
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	452,000	459,063
SRS Distribution, Inc.
8.250%, 7/1/26§	172,000	183,610

		1,738,119

Textiles, Apparel & Luxury Goods (0.3%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	523,000	526,180

Total Consumer Discretionary		17,289,904

Consumer Staples (3.7%)
Food & Staples Retailing (0.6%)
US Foods, Inc.
5.875%, 6/15/24§	580,000	583,074
6.250%, 4/15/25§	624,000	660,660

		1,243,734

Food Products (1.8%)
B&G Foods, Inc.
5.250%, 4/1/25	265,000	271,294
5.250%, 9/15/27	190,000	197,638
Clearwater Seafoods, Inc.
6.875%, 5/1/25§	304,000	311,706
Kraft Heinz Foods Co.
6.875%, 1/26/39	296,000	396,816
4.375%, 6/1/46	372,000	380,368
Lamb Weston Holdings, Inc.
4.625%, 11/1/24§	61,000	63,592
4.875%, 11/1/26§	316,000	329,035
Pilgrim’s Pride Corp.
5.875%, 9/30/27§	200,000	206,000
Post Holdings, Inc.
5.000%, 8/15/26§	275,000	283,250
5.750%, 3/1/27§	410,000	431,012
4.625%, 4/15/30§	165,000	169,744
Sigma Holdco BV
7.875%, 5/15/26(x)§	592,000	603,210

		3,643,665

Household Products (0.8%)
Central Garden & Pet Co.
6.125%, 11/15/23	239,000	243,182
Energizer Holdings, Inc.
7.750%, 1/15/27§	264,000	288,420
4.750%, 6/15/28§	288,000	297,360
Kronos Acquisition Holdings, Inc.
9.000%, 8/15/23§	783,000	792,788
Spectrum Brands, Inc.
5.500%, 7/15/30§	48,000	50,640

		1,672,390

Personal Products (0.5%)
Edgewell Personal Care Co.
5.500%, 6/1/28§	344,000	361,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Prestige Brands, Inc.
6.375%, 3/1/24§	$478,000	$489,950
5.125%, 1/15/28§	129,000	133,193

		984,343

Total Consumer Staples		7,544,132

Energy (9.4%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.750%, 12/15/23	240,000	182,100
7.125%, 1/15/26§	208,000	134,222

		316,322

Oil, Gas & Consumable Fuels (9.3%)
American Midstream Partners LP
9.500%, 12/15/21(e)§	801,000	792,990
Antero Midstream Partners LP
5.750%, 3/1/27§	275,000	226,875
5.750%, 1/15/28§	150,000	123,000
Apache Corp.
4.875%, 11/15/27	200,000	189,000
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	466,000	356,490
Blue Racer Midstream LLC
6.125%, 11/15/22§	435,000	421,950
6.625%, 7/15/26§	379,000	335,529
Buckeye Partners LP
4.125%, 3/1/25§	200,000	190,000
4.500%, 3/1/28§	325,000	313,219
Calumet Specialty Products Partners LP
11.000%, 4/15/25§	298,000	266,710
Cenovus Energy, Inc.
5.375%, 7/15/25	525,000	505,969
Crestwood Midstream Partners LP
6.250%, 4/1/23(e)	564,000	551,372
5.625%, 5/1/27§	136,000	121,485
CrownRock LP
5.625%, 10/15/25§	682,000	642,785
Delek Logistics Partners LP
6.750%, 5/15/25	537,000	504,109
Endeavor Energy Resources LP
6.625%, 7/15/25§	65,000	66,787
5.750%, 1/30/28§	300,000	300,750
Enviva Partners LP
6.500%, 1/15/26§	400,000	421,000
EQM Midstream Partners LP
6.500%, 7/1/27§	150,000	159,003
Genesis Energy LP
5.625%, 6/15/24	204,000	173,876
7.750%, 2/1/28	533,000	461,599
Global Partners LP
6.875%, 1/15/29§	250,000	251,875
Hess Midstream Operations LP
5.625%, 2/15/26§	275,000	279,807
Hilcorp Energy I LP
6.250%, 11/1/28§	284,000	256,310
Holly Energy Partners LP
5.000%, 2/1/28§	705,000	690,900
Indigo Natural Resources LLC
6.875%, 2/15/26§	208,000	201,240
Jagged Peak Energy LLC
5.875%, 5/1/26	350,000	348,250
MEG Energy Corp.
6.500%, 1/15/25§	100,000	97,748
7.125%, 2/1/27§	625,000	562,500
New Fortress Energy, Inc.
6.750%, 9/15/25§	400,000	418,200
NuStar Logistics LP
5.750%, 10/1/25	188,000	193,931
6.000%, 6/1/26	125,000	125,156
6.375%, 10/1/30	175,000	181,344
Occidental Petroleum Corp.
2.700%, 2/15/23	120,000	109,650
2.900%, 8/15/24	520,000	438,100
5.550%, 3/15/26	100,000	90,375
3.400%, 4/15/26	225,000	179,437
3.200%, 8/15/26	325,000	257,156
3.000%, 2/15/27	250,000	195,713
3.500%, 8/15/29	200,000	152,810
6.625%, 9/1/30	652,000	601,470
6.450%, 9/15/36	631,000	537,139
PBF Logistics LP
6.875%, 5/15/23	606,000	572,670
PDC Energy, Inc.
5.750%, 5/15/26	525,000	485,625
Rockies Express Pipeline LLC
4.950%, 7/15/29§	25,000	24,281
4.800%, 5/15/30§	550,000	531,300
Southern Star Central Corp.
5.125%, 7/15/22§	469,000	469,367
Southwestern Energy Co.
7.750%, 10/1/27	245,000	236,425
Summit Midstream Holdings LLC
5.500%, 8/15/22	524,000	366,800
Sunoco LP
4.875%, 1/15/23	475,000	471,438
5.500%, 2/15/26	225,000	225,000
6.000%, 4/15/27	375,000	382,500
Targa Resources Partners LP
5.875%, 4/15/26	234,000	240,248
5.500%, 3/1/30§	475,000	471,585
4.875%, 2/1/31§	492,000	475,542
WPX Energy, Inc.
5.750%, 6/1/26	225,000	232,087
5.250%, 10/15/27	125,000	126,875
4.500%, 1/15/30	316,000	310,470

		18,915,822

Total Energy		19,232,144

Financials (11.2%)
Banks (0.0%)
CIT Group, Inc.
5.000%, 8/15/22	25,000	25,750
6.125%, 3/9/28	25,000	28,688

		54,438

Capital Markets (0.6%)
Drawbridge Special Opportunities Fund LP
5.000%, 8/1/21§	975,000	982,285
MSCI, Inc.
4.750%, 8/1/26§	156,000	161,070

		1,143,355

Consumer Finance (3.4%)
AerCap Ireland Capital DAC
6.500%, 7/15/25	300,000	322,980
Ally Financial, Inc.
5.750%, 11/20/25	75,000	84,221
8.000%, 11/1/31	275,000	373,313
Avolon Holdings Funding Ltd.
5.250%, 5/15/24§	186,000	186,287
Curo Group Holdings Corp.
8.250%, 9/1/25§	324,000	270,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Enova International, Inc.
8.500%, 9/1/24§		$354,000	$330,990
Ford Motor Credit Co. LLC
4.063%, 11/1/24		700,000	699,125
5.125%, 6/16/25		250,000	257,813
4.134%, 8/4/25		200,000	197,708
4.542%, 8/1/26		250,000	248,125
4.271%, 1/9/27		1,025,000	1,005,627
4.125%, 8/17/27		750,000	729,375
Lincoln Financing SARL
3.625%, 4/1/24§	EUR	225,000	252,954
OneMain Finance Corp.
8.875%, 6/1/25		$179,000	197,795
7.125%, 3/15/26		300,000	335,160
6.625%, 1/15/28		675,000	749,115
5.375%, 11/15/29		244,000	253,607
Park Aerospace Holdings Ltd.
5.500%, 2/15/24§		366,000	364,498

			6,859,233

Diversified Financial Services (2.5%)
Cardtronics, Inc.
5.500%, 5/1/25§		330,000	330,940
MPH Acquisition Holdings LLC
7.125%, 6/1/24§		1,200,000	1,232,820
Oxford Finance LLC
6.375%, 12/15/22§		950,000	916,750
Refinitiv US Holdings, Inc.
6.250%, 5/15/26§		1,675,000	1,788,063
8.250%, 11/15/26§		280,000	305,900
Verscend Escrow Corp.
9.750%, 8/15/26§		556,000	604,533

			5,179,006

Insurance (2.8%)
Acrisure LLC
8.125%, 2/15/24§		690,000	719,325
7.000%, 11/15/25§		1,909,000	1,866,286
AssuredPartners, Inc.
7.000%, 8/15/25§		675,000	684,416
HUB International Ltd.
7.000%, 5/1/26§		663,000	684,866
NFP Corp.
6.875%, 8/15/28§		1,663,000	1,683,580

			5,638,473

Thrifts & Mortgage Finance (1.9%)
Freedom Mortgage Corp.
8.250%, 4/15/25§		650,000	662,383
MGIC Investment Corp.
5.250%, 8/15/28		141,000	145,230
Nationstar Mortgage Holdings, Inc.
6.000%, 1/15/27§		445,000	452,921
5.500%, 8/15/28§		375,000	374,062
Provident Funding Associates LP
6.375%, 6/15/25§		1,300,000	1,261,000
Quicken Loans LLC
5.250%, 1/15/28§		575,000	603,848
3.875%, 3/1/31§		475,000	469,062

			3,968,506

Total Financials			22,843,011

Health Care (5.7%)
Health Care Equipment & Supplies (0.3%)
Hill-Rom Holdings, Inc.
5.000%, 2/15/25§		246,000	253,380
Varex Imaging Corp.
7.875%, 10/15/27§		233,000	241,155

			494,535

Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§		400,000	410,655
5.000%, 4/15/29§		464,000	469,800
AdaptHealth LLC
6.125%, 8/1/28§		171,000	176,557
Centene Corp.
5.375%, 6/1/26§		519,000	545,599
5.375%, 8/15/26§		238,000	251,935
DaVita, Inc.
3.750%, 2/15/31§		875,000	843,106
Encompass Health Corp.
5.750%, 9/15/25		275,000	282,562
4.625%, 4/1/31		773,000	787,007
HCA, Inc.
7.690%, 6/15/25		254,000	303,530
LifePoint Health, Inc.
4.375%, 2/15/27§		50,000	50,063
Polaris Intermediate Corp.
8.500%, 12/1/22 PIK(x)§		651,000	660,358
Radiology Partners, Inc.
9.250%, 2/1/28§		475,000	495,781
Tenet Healthcare Corp.
4.625%, 7/15/24		400,000	399,996
4.625%, 9/1/24§		150,000	151,125
5.125%, 5/1/25		50,000	50,465
4.875%, 1/1/26§		382,000	385,820
5.125%, 11/1/27§		200,000	205,440
4.625%, 6/15/28§		100,000	100,655
Vizient, Inc.
6.250%, 5/15/27§		91,000	95,550
West Street Merger Sub, Inc.
6.375%, 9/1/25§		390,000	397,231

			7,063,235

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 5/15/27§		200,000	209,500

Life Sciences Tools & Services (0.1%)
Avantor, Inc.
6.000%, 10/1/24§		200,000	209,000

Pharmaceuticals (1.7%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§		461,000	507,100
8.500%, 1/31/27§		50,000	54,938
Bausch Health Cos., Inc.
7.000%, 3/15/24§		816,000	844,560
5.500%, 11/1/25§		276,000	282,555
7.000%, 1/15/28§		250,000	265,000
5.000%, 1/30/28§		125,000	121,094
6.250%, 2/15/29§		336,000	345,030
5.250%, 1/30/30§		225,000	220,781
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26§		289,000	294,780
5.000%, 7/15/27§		198,000	206,167
Herbalife Nutrition Ltd.
7.875%, 9/1/25§		376,000	402,790

			3,544,795

Total Health Care			11,521,065

Industrials (12.1%)
Aerospace & Defense (1.3%)
Howmet Aerospace, Inc.
6.875%, 5/1/25		270,000	297,167

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	$384,000	$388,800
TransDigm UK Holdings plc
6.875%, 5/15/26	225,000	226,103
TransDigm, Inc.
6.250%, 3/15/26§	750,000	781,350
6.375%, 6/15/26	75,000	75,188
7.500%, 3/15/27	400,000	414,500
5.500%, 11/15/27	525,000	504,551

		2,687,659

Air Freight & Logistics (0.2%)
XPO Logistics, Inc.
6.250%, 5/1/25§	358,000	381,893

Airlines (0.3%)
Delta Air Lines, Inc.
4.750%, 10/20/28§	625,000	646,875

Building Products (0.9%)
Forterra Finance LLC
6.500%, 7/15/25§	138,000	145,631
JELD-WEN, Inc.
6.250%, 5/15/25§	250,000	266,250
Standard Industries, Inc.
4.375%, 7/15/30§	154,000	157,550
Summit Materials LLC
5.250%, 1/15/29§	1,215,000	1,265,119

		1,834,550

Commercial Services & Supplies (4.8%)
ACCO Brands Corp.
5.250%, 12/15/24§	378,000	387,450
ADT Security Corp. (The)
4.125%, 6/15/23	164,000	171,544
4.875%, 7/15/32§	187,000	190,272
Allied Universal Holdco LLC
6.625%, 7/15/26§	532,000	565,250
9.750%, 7/15/27§	413,000	448,105
Aramark Services, Inc.
5.000%, 4/1/25§	214,000	217,082
6.375%, 5/1/25§	1,081,000	1,121,078
5.000%, 2/1/28§	75,000	75,562
Brink’s Co. (The)
5.500%, 7/15/25§	114,000	118,418
Cimpress plc
7.000%, 6/15/26§	224,000	210,000
Covanta Holding Corp.
5.875%, 7/1/25	275,000	284,281
6.000%, 1/1/27	625,000	650,000
5.000%, 9/1/30	1,000,000	1,009,300
Garda World Security Corp.
9.500%, 11/1/27§	319,000	339,735
GFL Environmental, Inc.
7.000%, 6/1/26§	438,000	460,307
5.125%, 12/15/26§	436,000	449,211
8.500%, 5/1/27§	225,000	243,563
IAA, Inc.
5.500%, 6/15/27§	475,000	494,000
Matthews International Corp.
5.250%, 12/1/25§	600,000	567,000
Nielsen Co. Luxembourg SARL (The)
5.500%, 10/1/21§	103,000	103,103
Nielsen Finance LLC
5.000%, 4/15/22§	1,230,000	1,230,615
5.625%, 10/1/28§	182,000	186,777
5.875%, 10/1/30§	362,000	375,376

		9,898,029

Construction & Engineering (0.7%)
MasTec, Inc.
4.500%, 8/15/28§	279,000	281,441
New Enterprise Stone & Lime Co., Inc.
6.250%, 3/15/26§	524,000	539,720
Pike Corp.
5.500%, 9/1/28§	147,000	147,735
PowerTeam Services LLC
9.033%, 12/4/25§	270,000	285,525
Weekley Homes LLC
4.875%, 9/15/28§	242,000	244,420

		1,498,841

Machinery (0.7%)
Clark Equipment Co.
5.875%, 6/1/25§	81,000	84,038
Hillenbrand, Inc.
5.750%, 6/15/25	45,000	48,037
5.000%, 9/15/26(e)	220,000	237,600
Mueller Water Products, Inc.
5.500%, 6/15/26§	372,000	384,090
Welbilt, Inc.
9.500%, 2/15/24	689,000	706,225

		1,459,990

Professional Services (1.1%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	250,000	255,625
ASGN, Inc.
4.625%, 5/15/28§	600,000	601,500
Dun & Bradstreet Corp. (The)
6.875%, 8/15/26§	235,000	252,108
10.250%, 2/15/27§	682,000	768,955
Jaguar Holding Co. II
4.625%, 6/15/25§	75,000	77,250
5.000%, 6/15/28§	200,000	208,500

		2,163,938

Road & Rail (1.6%)
Capitol Investment Merger Sub 2 LLC
10.000%, 8/1/24§	264,000	276,540
DAE Funding LLC
5.250%, 11/15/21§	228,000	230,138
5.000%, 8/1/24§	834,000	840,338
Kenan Advantage Group, Inc. (The)
7.875%, 7/31/23§	965,000	939,669
Watco Cos. LLC
6.500%, 6/15/27§	876,000	902,280

		3,188,965

Trading Companies & Distributors (0.5%)
Aircastle Ltd.
4.250%, 6/15/26	100,000	92,419
Aviation Capital Group LLC
5.500%, 12/15/24§	365,000	376,566
WESCO Distribution, Inc.
7.125%, 6/15/25§	200,000	217,206
7.250%, 6/15/28§	269,000	294,106

		980,297

Total Industrials		24,741,037

Information Technology (11.0%)
Communications Equipment (2.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	699,000	706,794
CommScope, Inc.
5.500%, 3/1/24§	436,000	447,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
6.000%, 3/1/26§	$1,127,000	$1,172,080
8.250%, 3/1/27§	749,000	778,960
ViaSat, Inc.
5.625%, 9/15/25§	925,000	906,500
5.625%, 4/15/27§	400,000	411,000

		4,422,365

Electronic Equipment, Instruments & Components (0.2%)
Itron, Inc.
5.000%, 1/15/26§	500,000	510,000

IT Services (1.9%)
Alliance Data Systems Corp.
4.750%, 12/15/24§	1,329,000	1,239,558
7.000%, 1/15/26§	758,000	754,286
Black Knight InfoServ LLC
3.625%, 9/1/28§	457,000	460,715
Booz Allen Hamilton, Inc.
3.875%, 9/1/28§	325,000	333,222
Cablevision Lightpath LLC
3.875%, 9/15/27§	200,000	200,000
5.625%, 9/15/28§	400,000	405,000
KBR, Inc.
4.750%, 9/30/28§	275,000	276,719
Presidio Holdings, Inc.
4.875%, 2/1/27§	114,000	115,140
8.250%, 2/1/28§	92,000	95,795
Science Applications International Corp.
4.875%, 4/1/28§	102,000	103,560

		3,983,995

Software (5.9%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	678,000	716,009
Ascend Learning LLC
6.875%, 8/1/25§	1,090,000	1,121,119
6.875%, 8/1/25§	738,000	751,070
Boxer Parent Co., Inc.
7.125%, 10/2/25§	296,000	315,462
BY Crown Parent LLC
4.250%, 1/31/26§	117,000	118,828
Camelot Finance SA
4.500%, 11/1/26§	1,278,000	1,301,963
CDK Global, Inc.
5.875%, 6/15/26	180,000	187,650
Change Healthcare Holdings LLC
5.750%, 3/1/25§	2,285,000	2,317,676
Genesys Telecommunications Laboratories, Inc.
10.000%, 11/30/24§	775,000	820,725
Granite Merger Sub 2, Inc.
11.000%, 7/15/27§	482,000	507,908
Logan Merger Sub, Inc.
5.500%, 9/1/27§	220,000	222,266
NortonLifeLock, Inc.
5.000%, 4/15/25§	258,000	263,722
Solera LLC
10.500%, 3/1/24§	825,000	859,031
Sophia LP
9.000%, 9/30/23§	943,000	944,396
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,456,000	1,541,860

		11,989,685

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC
5.875%, 6/15/21§	275,000	274,519
7.125%, 6/15/24§	462,000	478,170
Everi Payments, Inc.
7.500%, 12/15/25§	252,000	246,960
NCR Corp.
8.125%, 4/15/25§	129,000	142,577
5.000%, 10/1/28§	419,000	417,965

		1,560,191

Total Information Technology		22,466,236

Materials (7.1%)
Chemicals (2.0%)
Avient Corp.
5.750%, 5/15/25§	184,000	195,040
Axalta Coating Systems LLC
4.875%, 8/15/24§	400,000	406,000
Blue Cube Spinco LLC
10.000%, 10/15/25	398,000	419,393
Illuminate Buyer LLC
9.000%, 7/1/28§	340,000	365,500
INEOS Group Holdings SA
5.625%, 8/1/24§	480,000	484,200
Minerals Technologies, Inc.
5.000%, 7/1/28§	193,000	199,755
Nouryon Holding BV
8.000%, 10/1/26(x)§	416,000	440,873
NOVA Chemicals Corp.
4.875%, 6/1/24§	280,000	277,642
Nufarm Australia Ltd.
5.750%, 4/30/26§	321,000	324,210
Olin Corp.
9.500%, 6/1/25§	269,000	313,546
5.000%, 2/1/30	222,000	209,235
PQ Corp.
5.750%, 12/15/25§	384,000	395,040

		4,030,434

Containers & Packaging (3.9%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	492,181
Ardagh Packaging Finance plc
6.000%, 2/15/25§	276,000	285,812
Berry Global, Inc.
5.125%, 7/15/23	162,000	164,446
4.500%, 2/15/26§	225,000	227,250
4.875%, 7/15/26§	375,000	393,750
5.625%, 7/15/27§	450,000	473,063
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	600,000	609,000
Graham Packaging Co., Inc.
7.125%, 8/15/28§	386,000	401,922
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	168,000	170,100
LABL Escrow Issuer LLC
6.750%, 7/15/26§	346,000	365,030
10.500%, 7/15/27§	353,000	374,727
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	655,000	655,819
7.250%, 4/15/25§	1,038,000	974,422
OI European Group BV
4.000%, 3/15/23§	126,000	127,733
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	333,000	360,056
Reynolds Group Issuer, Inc.
7.000%, 7/15/24§	217,000	220,689
Sealed Air Corp.
4.875%, 12/1/22§	162,000	168,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	$1,240,000	$1,283,989
8.500%, 8/15/27(e)§	200,000	215,250

		7,964,124

Metals & Mining (1.2%)
Arconic Corp.
6.125%, 2/15/28§	850,000	879,750
Constellium SE
5.625%, 6/15/28§	250,000	255,175
Hudbay Minerals, Inc.
6.125%, 4/1/29§	144,000	142,243
Kaiser Aluminum Corp.
6.500%, 5/1/25§	224,000	230,147
Novelis Corp.
4.750%, 1/30/30§	910,000	892,937

		2,400,252

Total Materials		14,394,810

Real Estate (2.3%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
ESH Hospitality, Inc. (REIT)
5.250%, 5/1/25§	500,000	505,000
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	279,000	285,278
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	350,000	357,000
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	184,000	195,693
5.875%, 10/1/28§	338,000	337,155
SBA Communications Corp. (REIT)
4.875%, 9/1/24	204,000	208,590
VICI Properties LP (REIT)
4.250%, 12/1/26§	100,000	100,280
3.750%, 2/15/27§	250,000	245,432
XHR LP (REIT)
6.375%, 8/15/25§	229,000	229,000

		2,463,428

Real Estate Management & Development (1.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	264,000	272,989
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	572,000	572,000
Howard Hughes Corp. (The)
5.375%, 3/15/25§	376,000	381,584
5.375%, 8/1/28§	208,000	207,634
Realogy Group LLC
7.625%, 6/15/25§	184,000	193,200
9.375%, 4/1/27§	616,000	637,560

		2,264,967

Total Real Estate		4,728,395

Total Corporate Bonds		168,477,771

Loan Participations (3.2%)
Consumer Discretionary (0.4%)
Auto Components (0.3%)
Clarios Global LP, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.647%, 4/30/26(k)	594,000	578,408

Hotels, Restaurants & Leisure (0.1%)
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 3 Month + 4.50%), 4.772%, 7/21/25(k)	175,000	169,062

Total Consumer Discretionary		747,470

Financials (1.0%)
Diversified Financial Services (0.1%)
Refinitiv US Holdings, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.397%, 10/1/25(k)	245,625	243,054

Insurance (0.9%)
Asurion LLC, 2nd Lien Term Loan B2
(ICE LIBOR USD 1 Month + 6.50%), 6.647%, 8/4/25(k)	1,714,394	1,715,618

Total Financials		1,958,672

Health Care (0.7%)
Health Care Providers & Services (0.7%)
Dentalcorp Health Services ULC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 6/6/25(k)	512,162	483,033
Parexel International Corp., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.897%, 9/27/24(k)	400,000	382,800
Sound Inpatient Physicians, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 6.75%), 6.897%, 6/26/26(k)	550,000	531,781

		1,397,614

Total Health Care		1,397,614

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.00%), 8.000%, 9/19/25(k)	225,000	227,391
Greeneden US Holdings I LLC, Dollar Term Loan B3
(ICE LIBOR USD 1 Month + 3.25%), 3.397%, 12/1/23(k)	417,162	414,108
Informatica LLC, 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.13%), 7.125%, 2/25/25(k)	425,000	430,844
Playtika Holding Corp., Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 12/10/24(k)	360,938	361,073
Sophia LP, Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 9/23/27(k)	375,000	372,305
(ICE LIBOR USD 1 Month + 3.25%), 4.250%, 9/30/22(k)	114,984	114,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Ultimate Software Group, Inc. (The), 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 6.75%), 7.500%, 5/3/27(k)	$175,000	$178,281

		2,098,483

Total Information Technology		2,098,483

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
CoreCivic, Inc., Term Loan (REIT)
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 12/18/24(k)	264,688	258,732

Total Real Estate		258,732

Total Loan Participations		6,460,971

Total Long-Term Debt Securities (85.8%) (Cost $172,893,662)		174,938,742

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.3%)
iShares iBoxx High Yield Corporate Bond ETF	124,610	10,454,779
SPDR Bloomberg Barclays High Yield Bond ETF	100,624	10,492,065

Total Exchange Traded Funds (10.3%) (Cost $22,308,863)		20,946,844

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	1,733,689	1,734,902

Total Investment Companies		2,234,902

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $847,132, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $864,073.(xx)	$847,131	847,131
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $400,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $443,468.(xx)	400,000	400,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,387.(xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		2,547,131

Total Short-Term Investments (2.4%) (Cost $4,782,479)		4,782,033

Total Investments in Securities (98.5%) (Cost $199,985,004)		200,667,619
Other Assets Less Liabilities (1.5%)		3,153,844

Net Assets (100%)		$203,821,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $137,560,032 or 67.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $2,949,101. This was collateralized by cash of $3,047,131 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

EUR — European Currency Unit

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	266,484	EUR	225,000	JPMorgan Chase Bank	11/20/2020	2,410

Net unrealized appreciation						2,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$23,717,037	$—	$23,717,037
Consumer Discretionary	—	17,289,904	—	17,289,904
Consumer Staples	—	7,544,132	—	7,544,132
Energy	—	19,232,144	—	19,232,144
Financials	—	22,843,011	—	22,843,011
Health Care	—	11,521,065	—	11,521,065
Industrials	—	24,741,037	—	24,741,037
Information Technology	—	22,466,236	—	22,466,236
Materials	—	14,394,810	—	14,394,810
Real Estate	—	4,728,395	—	4,728,395
Exchange Traded Funds	20,946,844	—	—	20,946,844
Forward Currency Contracts	—	2,410	—	2,410
Loan Participations
Consumer Discretionary	—	747,470	—	747,470
Financials	—	1,958,672	—	1,958,672
Health Care	—	1,397,614	—	1,397,614
Information Technology	—	2,098,483	—	2,098,483
Real Estate	—	258,732	—	258,732
Short-Term Investments
Investment Companies	2,234,902	—	—	2,234,902
Repurchase Agreements	—	2,547,131	—	2,547,131

Total Assets	$23,181,746	$177,488,283	$—	$200,670,029

Total Liabilities	$—	$—	$—	$—

Total	$23,181,746	$177,488,283	$—	$200,670,029

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,760,446
Aggregate gross unrealized depreciation	(4,457,203)

Net unrealized appreciation	$303,243

Federal income tax cost of investments in securities and derivative instruments, if applicable	$200,366,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	11,606	$23,212
Cincinnati Bell, Inc.*	11,677	175,155
Consolidated Communications Holdings, Inc.*	16,951	96,451
IDT Corp., Class B*	3,659	24,076
Ooma, Inc.*	4,833	63,071
ORBCOMM, Inc.*	17,560	59,704

		441,669

Entertainment (0.2%)
Gaia, Inc.*	2,763	27,160
LiveXLive Media, Inc.(x)*	102,070	264,872
Reading International, Inc., Class A*	3,955	12,735

		304,767

Interactive Media & Services (0.2%)
DHI Group, Inc.*	11,131	25,156
Liberty TripAdvisor Holdings, Inc., Class A*	16,578	28,680
QuinStreet, Inc.*	11,004	174,304
Travelzoo*	1,614	10,378
TrueCar, Inc.*	24,730	123,650

		362,168

Media (1.1%)
A H Belo Corp., Class A	5,288	7,456
Beasley Broadcast Group, Inc., Class A	2,325	2,883
Boston Omaha Corp., Class A*	3,036	48,576
Cardlytics, Inc.*	12,503	882,337
comScore, Inc.*	14,692	29,972
Cumulus Media, Inc., Class A(x)*	3,467	18,618
Daily Journal Corp.(x)*	262	63,404
Emerald Holding, Inc.	6,187	12,621
Entercom Communications Corp., Class A	28,347	45,639
Entravision Communications Corp., Class A	14,409	21,902
Fluent, Inc.*	9,296	23,054
Gannett Co., Inc.(x)	30,359	39,467
Hemisphere Media Group, Inc.*	3,706	32,205
iHeartMedia, Inc., Class A(x)*	13,896	112,835
Marchex, Inc., Class B*	8,062	17,091
MDC Partners, Inc., Class A*	13,147	21,167
National CineMedia, Inc.	14,928	40,529
Saga Communications, Inc., Class A	902	17,932
TechTarget, Inc.*	5,443	239,274
Townsquare Media, Inc., Class A	2,224	10,364
Tribune Publishing Co.	3,566	41,580
Urban One, Inc.(x)*	329	1,885

		1,730,791

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	10,184	103,826
Gogo, Inc.(x)*	12,812	118,383
Spok Holdings, Inc.	4,162	39,580

		261,789

Total Communication Services		3,101,184

Consumer Discretionary (14.7%)
Auto Components (0.7%)
Cooper-Standard Holdings, Inc.*	3,867	51,083
Horizon Global Corp.(x)*	4,053	23,305
Modine Manufacturing Co.*	11,465	71,656
Motorcar Parts of America, Inc.*	4,402	68,495
Stoneridge, Inc.*	6,068	111,469
Strattec Security Corp.	851	16,935
Superior Industries International, Inc.*	6,166	7,708
Unique Fabricating, Inc.*	2,248	7,576
Workhorse Group, Inc.(x)*	21,957	555,073
XPEL, Inc.(m)*	3,893	101,529

		1,014,829

Automobiles (0.0%)
Arcimoto, Inc.(x)*	3,548	23,346

Distributors (0.1%)
AMCON Distributing Co.	37	2,390
Educational Development Corp.	1,480	24,820
Funko, Inc., Class A(x)*	5,945	34,422
Greenlane Holdings, Inc., Class A(x)*	2,268	5,080
Weyco Group, Inc.	1,384	22,379

		89,091

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	3,416	96,297
Aspen Group, Inc.*	4,431	49,494
Carriage Services, Inc.	3,743	83,506
Collectors Universe, Inc.	2,122	105,018
Franchise Group, Inc.	5,081	128,854
Houghton Mifflin Harcourt Co.*	24,464	42,323
Lincoln Educational Services Corp.*	5,418	29,907
Regis Corp.*	5,657	34,734
Select Interior Concepts, Inc., Class A*	4,104	28,318
Universal Technical Institute, Inc.*	6,550	33,274
Zovio, Inc.*	6,525	26,100

		657,825

Hotels, Restaurants & Leisure (1.3%)
Allied Esports Entertainment, Inc.(x)*	1,386	1,746
Ark Restaurants Corp.	616	6,690
BBX Capital Corp.*	2,552	34,171
Biglari Holdings, Inc., Class A*	17	8,293
Biglari Holdings, Inc., Class B*	210	18,692
Canterbury Park Holding Corp.	702	8,550
Carrols Restaurant Group, Inc.*	8,154	52,593
Century Casinos, Inc.*	6,447	35,330
Chuy’s Holdings, Inc.*	4,543	88,952
Del Taco Restaurants, Inc.*	7,176	58,843
Dover Motorsports, Inc.	4,435	6,253
Drive Shack, Inc.*	14,528	16,271
El Pollo Loco Holdings, Inc.*	4,369	70,778
Esports Entertainment Group, Inc.(x)*	1,659	6,420
Everi Holdings, Inc.*	19,100	157,575
FAT Brands, Inc.(x)*	519	2,927
Fiesta Restaurant Group, Inc.*	4,133	38,726
Full House Resorts, Inc.*	6,605	12,814
GAN Ltd.(x)*	1,796	30,352
Golden Entertainment, Inc.*	3,989	55,168
Inspired Entertainment, Inc.*	3,343	9,895
J Alexander’s Holdings, Inc.*	2,952	15,350
Kura Sushi USA, Inc., Class A(x)*	797	10,441
Lindblad Expeditions Holdings, Inc.*	6,164	52,456
Monarch Casino & Resort, Inc.*	2,932	130,767
Nathan’s Famous, Inc.	679	34,799
Noodles & Co.*	7,099	48,770
ONE Group Hospitality, Inc. (The)*	4,113	8,226
Papa John’s International, Inc.	9,610	790,711
PlayAGS, Inc.*	6,403	22,667
Potbelly Corp.(x)*	4,997	18,939
RCI Hospitality Holdings, Inc.	1,965	40,086
Red Lion Hotels Corp.*	6,736	14,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Red Robin Gourmet Burgers, Inc.(x)*	3,573	$47,021
Ruth’s Hospitality Group, Inc.	7,496	82,906
Target Hospitality Corp.*	7,667	9,354

		2,048,014

Household Durables (2.2%)
Bassett Furniture Industries, Inc.	2,325	31,806
Beazer Homes USA, Inc.*	6,647	87,740
Casper Sleep, Inc.(x)*	5,885	42,313
Century Communities, Inc.*	6,807	288,140
Ethan Allen Interiors, Inc.	5,270	71,356
Flexsteel Industries, Inc.(x)	1,841	44,184
Green Brick Partners, Inc.*	5,460	87,906
Hamilton Beach Brands Holding Co., Class A	1,545	30,050
Hooker Furniture Corp.	2,685	69,354
Hovnanian Enterprises, Inc., Class A(x)*	1,211	39,382
Legacy Housing Corp.*	1,943	26,580
LGI Homes, Inc.*	12,031	1,397,641
Lifetime Brands, Inc.	2,855	26,980
Lovesac Co. (The)*	2,339	64,814
M/I Homes, Inc.*	6,488	298,772
Mohawk Group Holdings, Inc.(x)*	1,936	15,972
Nephros, Inc.(x)*	1,165	8,423
New Home Co., Inc. (The)*	2,571	13,986
Purple Innovation, Inc.*	5,170	128,526
Sonos, Inc.*	7,052	107,049
Tupperware Brands Corp.*	11,416	230,147
Turtle Beach Corp.*	3,088	56,202
Universal Electronics, Inc.*	3,148	118,806
VOXX International Corp.*	4,835	37,181
Vuzix Corp.(x)*	6,769	30,867
ZAGG, Inc.(x)*	6,800	19,040

		3,373,217

Internet & Direct Marketing Retail (5.0%)
1-800-Flowers.com, Inc., Class A*	25,903	646,021
Blue Apron Holdings, Inc., Class A(x)*	3,225	23,091
CarParts.com, Inc.(x)*	4,907	53,045
Duluth Holdings, Inc., Class B(x)*	33,654	411,252
Fiverr International Ltd.(x)*	15,144	2,104,713
Lands’ End, Inc.*	2,722	35,468
Leaf Group Ltd.*	4,508	22,630
Liquidity Services, Inc.*	6,345	47,334
Magnite, Inc.*	102,309	710,536
Overstock.com, Inc.*	28,090	2,040,738
PetMed Express, Inc.(x)	4,539	143,523
RealReal, Inc. (The)*	47,893	693,012
Remark Holdings, Inc.*	22,180	25,950
Stamps.com, Inc.*	2,552	614,904
Trxade Group, Inc.*	628	3,925
Waitr Holdings, Inc.(x)*	19,621	63,180

		7,639,322

Leisure Products (1.3%)
American Outdoor Brands, Inc.*	3,282	42,765
Clarus Corp.	5,340	75,401
Escalade, Inc.	2,367	43,292
Johnson Outdoors, Inc., Class A	1,206	98,759
Malibu Boats, Inc., Class A*	28,280	1,401,557
Marine Products Corp.	1,690	26,432
MasterCraft Boat Holdings, Inc.*	4,321	75,574
Nautilus, Inc.*	6,912	118,610
Smith & Wesson Brands, Inc.	12,731	197,585

		2,079,975

Specialty Retail (2.8%)
America’s Car-Mart, Inc.*	1,473	125,028
At Home Group, Inc.*	12,503	185,794
Barnes & Noble Education, Inc.*	10,279	26,520
Blink Charging Co.(x)*	5,205	53,663
Boot Barn Holdings, Inc.*	6,641	186,878
Build-A-Bear Workshop, Inc.*	2,989	7,472
Caleres, Inc.	8,585	82,073
Cato Corp. (The), Class A	4,916	38,443
Chico’s FAS, Inc.	29,185	28,382
Citi Trends, Inc.	2,312	57,754
Conn’s, Inc.*	3,967	41,971
Container Store Group, Inc. (The)*	4,490	27,883
Envela Corp.(x)*	1,645	7,057
Express, Inc.(x)*	16,556	10,099
GameStop Corp., Class A(x)*	13,213	134,773
Genesco, Inc.*	3,289	70,845
GrowGeneration Corp.(x)*	8,337	133,225
Haverty Furniture Cos., Inc.	3,916	82,001
Hibbett Sports, Inc.*	3,840	150,605
Lazydays Holdings, Inc.*	1,297	16,446
LMP Automotive Holdings, Inc.(x)*	1,245	33,789
Lumber Liquidators Holdings, Inc.*	6,654	146,721
MarineMax, Inc.*	4,806	123,370
National Vision Holdings, Inc.*	17,628	674,095
OneWater Marine, Inc., Class A*	1,167	23,912
Shoe Carnival, Inc.	2,128	71,458
Sleep Number Corp.*	24,804	1,213,164
Sportsman’s Warehouse Holdings, Inc.*	9,986	142,900
Tilly’s, Inc., Class A	5,099	30,747
TravelCenters of America, Inc.(x)*	2,655	51,879
Winmark Corp.	704	121,215
Zumiez, Inc.*	4,864	135,316

		4,235,478

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	24,516	1,047,569
Crown Crafts, Inc.	2,158	12,193
Culp, Inc.	2,834	35,198
Delta Apparel, Inc.*	1,345	19,166
Fossil Group, Inc.*	10,907	62,606
Jerash Holdings US, Inc.	733	3,328
Lakeland Industries, Inc.(x)*	1,743	34,511
Movado Group, Inc.	3,571	35,496
Rocky Brands, Inc.	1,551	38,511
Superior Group of Cos., Inc.	2,494	57,936
Unifi, Inc.*	3,095	39,740
Vera Bradley, Inc.*	4,649	28,405
Vince Holding Corp.*	647	3,500

		1,418,159

Total Consumer Discretionary		22,579,256

Consumer Staples (2.6%)
Beverages (0.1%)
Celsius Holdings, Inc.*	8,014	181,998
NewAge, Inc.(x)*	21,869	37,833

		219,831

Food & Staples Retailing (0.3%)
Chefs’ Warehouse, Inc. (The)*	6,992	101,664
HF Foods Group, Inc.(x)*	8,083	53,429
Natural Grocers by Vitamin Cottage, Inc.	2,182	21,515
Rite Aid Corp.(x)*	12,747	120,969
SpartanNash Co.	8,270	135,214
Village Super Market, Inc., Class A	2,007	49,392

		482,183

Food Products (0.7%)
Alico, Inc.	1,179	33,743
Arcadia Biosciences, Inc.*	1,275	3,570
Bridgford Foods Corp.*	344	6,299
Farmer Bros Co.*	3,437	15,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Landec Corp.*	6,022	$58,534
Lifeway Foods, Inc.*	946	4,758
Limoneira Co.	3,704	52,967
RiceBran Technologies*	7,428	3,120
S&W Seed Co.*	2,725	6,758
Seneca Foods Corp., Class A*	1,522	54,381
Vital Farms, Inc.(x)*	21,695	879,298

		1,118,620

Household Products (0.5%)
Central Garden & Pet Co.*	15,686	626,342
Ocean Bio-Chem, Inc.(x)	840	12,037
Oil-Dri Corp. of America	1,234	44,140

		682,519

Personal Products (0.9%)
elf Beauty, Inc.*	66,949	1,229,853
Lifevantage Corp.*	3,133	37,815
Natural Alternatives International, Inc.*	1,343	10,140
Natural Health Trends Corp.	1,479	8,341
Nature’s Sunshine Products, Inc.*	2,037	23,568
United-Guardian, Inc.	677	10,162
Veru, Inc.*	11,753	30,793
Youngevity International, Inc.(x)*	1,767	1,061

		1,351,733

Tobacco (0.1%)
Turning Point Brands, Inc.	2,763	77,088

Total Consumer Staples		3,931,974

Energy (1.3%)
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc.*	4,691	51,366
Bristow Group, Inc.*	1,621	34,446
Dawson Geophysical Co.*	5,465	9,618
DMC Global, Inc.	3,373	111,107
Exterran Corp.*	6,555	27,269
Geospace Technologies Corp.*	3,247	20,066
Gulf Island Fabrication, Inc.*	3,245	10,157
ION Geophysical Corp.(x)*	3,044	4,566
KLX Energy Services Holdings, Inc.(x)*	1,249	5,183
Mammoth Energy Services, Inc.(x)*	3,946	6,314
Matrix Service Co.*	6,282	52,455
Natural Gas Services Group, Inc.*	3,155	26,660
Newpark Resources, Inc.*	21,979	23,078
Nine Energy Service, Inc.(x)*	4,966	5,612
Oil States International, Inc.*	14,484	39,541
Ranger Energy Services, Inc.(x)*	1,416	3,696
SEACOR Holdings, Inc.*	4,555	132,459
SEACOR Marine Holdings, Inc.(x)*	5,161	10,477
Solaris Oilfield Infrastructure, Inc., Class A	7,058	44,748
Tidewater, Inc.*	7,821	52,479
US Silica Holdings, Inc.	17,210	51,630

		722,927

Oil, Gas & Consumable Fuels (0.8%)
Adams Resources & Energy, Inc.	584	11,622
Amplify Energy Corp.(x)	5,008	4,270
Ardmore Shipping Corp.	8,355	29,744
Battalion Oil Corp.*	750	5,925
Berry Corp.	15,655	49,626
Bonanza Creek Energy, Inc.*	4,360	81,968
Centrus Energy Corp., Class A*	1,578	13,208
Clean Energy Fuels Corp.*	30,304	75,154
CONSOL Energy, Inc.*	6,287	27,851
Contango Oil & Gas Co.(x)*	22,326	29,917
Diamond S Shipping, Inc., Class S*	6,267	43,054
Dorian LPG Ltd.*	8,860	70,969
Earthstone Energy, Inc., Class A*	5,954	15,421
Energy Fuels, Inc.(x)*	29,095	48,880
Epsilon Energy Ltd.(x)*	3,350	10,151
Evolution Petroleum Corp.	7,339	16,439
Falcon Minerals Corp.	9,719	23,714
Goodrich Petroleum Corp.*	2,295	17,649
Green Plains, Inc.*	7,961	123,236
International Seaways, Inc.	5,602	81,845
Montage Resources Corp.*	5,276	23,162
NACCO Industries, Inc., Class A	933	16,990
Navios Maritime Acquisition Corp.(x)	2,603	11,011
NextDecade Corp.(x)*	5,077	15,129
Nordic American Tankers Ltd.(x)	33,643	117,414
Overseas Shipholding Group, Inc., Class A*	14,896	31,877
Panhandle Oil and Gas, Inc., Class A	4,072	5,823
Penn Virginia Corp.*	3,366	33,155
PrimeEnergy Resources Corp.*	138	9,136
REX American Resources Corp.*	1,286	84,374
SandRidge Energy, Inc.(x)*	8,417	13,888
SilverBow Resources, Inc.(x)*	2,006	7,884
Uranium Energy Corp.(x)*	42,143	42,008
W&T Offshore, Inc.(x)*	22,683	40,829
Whiting Petroleum Corp.*	258	4,461

		1,237,784

Total Energy		1,960,711

Financials (10.5%)
Banks (5.6%)
1st Constitution Bancorp	2,222	26,442
ACNB Corp.	2,027	42,162
Allegiance Bancshares, Inc.	4,383	102,431
Altabancorp	3,665	73,740
Amalgamated Bank, Class A	3,294	34,851
Amerant Bancorp, Inc.*	5,280	49,157
American National Bankshares, Inc.	2,552	53,388
American River Bankshares(x)	1,176	11,713
AmeriServ Financial, Inc.	3,399	9,551
Ames National Corp.	2,100	35,469
Arrow Financial Corp.	3,097	77,693
Atlantic Capital Bancshares, Inc.*	4,807	54,559
Auburn National BanCorp, Inc.	586	21,248
Bancorp, Inc. (The)*	12,000	103,680
Bank First Corp.(x)	1,469	86,230
Bank of Commerce Holdings	3,667	25,559
Bank of Marin Bancorp	3,063	88,704
Bank of Princeton (The)	1,287	23,385
Bank of South Carolina Corp.	865	13,866
Bank of the James Financial Group, Inc.	829	8,083
Bank7 Corp.	740	6,956
BankFinancial Corp.	3,105	22,418
Bankwell Financial Group, Inc.	1,543	21,833
Bar Harbor Bankshares	3,484	71,596
BayCom Corp.*	2,525	26,007
BCB Bancorp, Inc.	3,478	27,824
Blue Ridge Bankshares, Inc.(x)	819	11,097
Bridge Bancorp, Inc.	3,870	67,454
Bryn Mawr Bank Corp.	4,651	115,670
Business First Bancshares, Inc.	4,452	66,780
Byline Bancorp, Inc.	5,640	63,619
C&F Financial Corp.	851	25,275
California Bancorp, Inc.*	1,656	18,762
Cambridge Bancorp	1,449	77,029
Camden National Corp.	3,428	103,611
Capital Bancorp, Inc.*	1,789	16,924
Capital City Bank Group, Inc.	3,109	58,418
Capstar Financial Holdings, Inc.	3,862	37,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Carter Bank & Trust	5,143	$34,201
CB Financial Services, Inc.	1,078	20,568
CBTX, Inc.	4,061	66,357
Central Valley Community Bancorp	2,558	31,591
Century Bancorp, Inc., Class A	680	44,703
Chemung Financial Corp.	795	22,952
ChoiceOne Financial Services, Inc.	1,729	44,989
Citizens & Northern Corp.	3,021	49,061
Citizens Community Bancorp, Inc.	2,452	16,894
Citizens Holding Co.	1,156	25,918
Civista Bancshares, Inc.	3,585	44,884
CNB Financial Corp.	3,369	50,097
Coastal Financial Corp.*	2,240	27,440
Codorus Valley Bancorp, Inc.	2,053	26,894
Colony Bankcorp, Inc.	1,675	18,006
Community Bankers Trust Corp.	4,996	25,380
Community Financial Corp. (The)	1,185	25,300
Community First Bancshares, Inc.*	777	5,556
Community Trust Bancorp, Inc.	3,601	101,764
Community West Bancshares	1,646	13,217
ConnectOne Bancorp, Inc.	8,598	120,974
Cortland Bancorp(x)	948	13,888
County Bancorp, Inc.	1,082	20,342
CrossFirst Bankshares, Inc.*	11,137	96,781
Customers Bancorp, Inc.*	6,573	73,618
Dime Community Bancshares, Inc.	6,655	75,268
Eagle Bancorp Montana, Inc.(x)	1,384	24,386
Emclaire Financial Corp.(x)	549	13,725
Enterprise Bancorp, Inc.	2,156	45,319
Equity Bancshares, Inc., Class A*	3,321	51,475
Esquire Financial Holdings, Inc.*	1,535	23,025
Evans Bancorp, Inc.	1,101	24,497
Farmers & Merchants Bancorp, Inc.	2,409	48,204
Farmers National Banc Corp.	5,900	64,428
Fidelity D&D Bancorp, Inc.(x)	952	46,372
Financial Institutions, Inc.	3,639	56,041
First Bancorp, Inc. (The)	2,394	50,466
First Bancshares, Inc. (The)	4,808	100,824
First Bank	3,901	24,186
First Business Financial Services, Inc.	1,874	26,779
First Capital, Inc.(x)	730	40,917
First Choice Bancorp	2,527	33,584
First Community Bankshares, Inc.	4,118	74,330
First Community Corp.	1,760	23,989
First Financial Corp.	3,121	97,999
First Financial Northwest, Inc.	1,972	17,985
First Foundation, Inc.	9,241	120,780
First Guaranty Bancshares, Inc.	836	10,124
First Internet Bancorp	2,155	31,743
First Mid Bancshares, Inc.	3,397	84,755
First National Corp.(x)	890	12,567
First Northwest Bancorp	2,026	20,057
First of Long Island Corp. (The)	5,265	77,975
First Savings Financial Group, Inc.	468	25,431
First United Corp.	1,697	19,872
First US Bancshares, Inc.	1,194	7,916
First Western Financial, Inc.*	1,381	17,884
Flushing Financial Corp.	6,416	67,496
FNCB Bancorp, Inc.	3,916	20,833
Franklin Financial Services Corp.	941	20,119
FVCBankcorp, Inc.*	2,824	28,240
German American Bancorp, Inc.	5,749	156,028
Great Southern Bancorp, Inc.	2,530	91,637
Guaranty Bancshares, Inc.	1,599	39,799
Hanmi Financial Corp.	7,244	59,473
HarborOne Bancorp, Inc.	12,585	101,561
Hawthorn Bancshares, Inc.	1,355	25,664
HBT Financial, Inc.	2,209	24,785
Heritage Commerce Corp.	13,259	88,239
HomeTrust Bancshares, Inc.	3,658	49,676
Horizon Bancorp, Inc.	9,898	99,871
Howard Bancorp, Inc.*	3,204	28,772
Independent Bank Corp.	4,862	61,115
Investar Holding Corp.	2,292	29,383
Lakeland Bancorp, Inc.	11,271	112,146
Landmark Bancorp, Inc.	933	19,920
LCNB Corp.	2,926	39,940
Level One Bancorp, Inc.	1,165	18,174
Limestone Bancorp, Inc.*	1,155	12,151
Macatawa Bank Corp.	6,303	41,159
Mackinac Financial Corp.	2,037	19,657
MainStreet Bancshares, Inc.*	1,550	18,972
Malvern Bancorp, Inc.(x)*	1,604	18,927
Mercantile Bank Corp.	3,644	65,665
Meridian Corp.	1,286	20,743
Metrocity Bankshares, Inc.(x)	4,021	52,957
Metropolitan Bank Holding Corp.*	1,673	46,844
Mid Penn Bancorp, Inc.	1,677	29,029
Middlefield Banc Corp.(x)	1,487	28,699
Midland States Bancorp, Inc.	4,931	63,363
MidWestOne Financial Group, Inc.	3,382	60,436
MVB Financial Corp.	2,360	37,689
National Bankshares, Inc.	1,541	39,034
Nicolet Bankshares, Inc.*	2,186	119,377
Northeast Bank	1,845	33,948
Northrim BanCorp, Inc.	1,491	38,006
Norwood Financial Corp.	1,398	33,999
Oak Valley Bancorp	1,497	17,156
Ohio Valley Banc Corp.	973	20,102
Old Point Financial Corp.	898	13,605
Old Second Bancorp, Inc.	6,900	51,716
Origin Bancorp, Inc.	5,120	109,363
Orrstown Financial Services, Inc.	2,444	31,283
Pacific Mercantile Bancorp(x)*	4,205	15,643
Parke Bancorp, Inc.	2,360	28,178
Partners Bancorp	2,482	13,974
Pathfinder Bancorp, Inc.(x)	935	9,911
PCB Bancorp	3,056	26,862
Peapack-Gladstone Financial Corp.	4,215	63,857
Penns Woods Bancorp, Inc.	1,665	33,050
Peoples Bancorp of North Carolina, Inc.	1,061	16,371
Peoples Bancorp, Inc.	4,247	81,075
Peoples Financial Services Corp.	1,584	55,060
Plumas Bancorp(x)	1,076	21,176
Preferred Bank	3,167	101,724
Premier Financial Bancorp, Inc.	2,903	31,352
Professional Holding Corp., Class A*	2,613	35,040
QCR Holdings, Inc.	3,468	95,058
RBB Bancorp	3,726	42,253
Red River Bancshares, Inc.	1,184	50,912
Reliant Bancorp, Inc.	3,489	50,591
Republic Bancorp, Inc., Class A	2,239	63,050
Republic First Bancorp, Inc.*	11,394	22,560
Richmond Mutual BanCorp, Inc.	2,808	29,709
Riverview Financial Corp.(x)	2,106	14,237
Salisbury Bancorp, Inc.	592	18,713
SB Financial Group, Inc.	1,754	23,661
Select Bancorp, Inc.*	3,421	24,597
Shore Bancshares, Inc.	2,830	31,073
Sierra Bancorp	3,189	53,543
Silvergate Capital Corp., Class A*	3,688	53,107
SmartFinancial, Inc.	3,268	44,412
Sound Financial Bancorp, Inc.(x)	491	14,386
South Plains Financial, Inc.	2,445	30,342
Southern First Bancshares, Inc.*	1,624	39,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Southern National Bancorp of Virginia, Inc.	4,453	$38,652
Spirit of Texas Bancshares, Inc.*	3,018	33,681
Stock Yards Bancorp, Inc.	4,771	162,405
Summit Financial Group, Inc.	2,699	39,972
Summit State Bank	1,240	13,826
TriState Capital Holdings, Inc.*	6,410	84,868
Triumph Bancorp, Inc.*	5,253	163,578
Union Bankshares, Inc.(x)	997	20,219
United Bancorp, Inc.	1,169	14,683
United Bancshares, Inc.	671	13,789
United Security Bancshares	3,367	20,572
Unity Bancorp, Inc.	1,677	19,420
Univest Financial Corp.	6,648	95,532
Village Bank and Trust Financial Corp.*	107	3,317
Washington Trust Bancorp, Inc.	3,948	121,046
West BanCorp, Inc.	3,646	57,753

		8,540,109

Capital Markets (1.0%)
B Riley Financial, Inc.	4,435	111,141
Cowen, Inc., Class A	6,161	100,240
Diamond Hill Investment Group, Inc.	717	90,572
Donnelley Financial Solutions, Inc.*	6,997	93,480
Great Elm Capital Group, Inc.*	4,933	11,642
Greenhill & Co., Inc.	3,248	36,865
Hennessy Advisors, Inc.	1,129	9,359
Insurance Acquisition Corp., Class A*	32,319	381,687
Landcadia Holdings II, Inc., Class A*	25,601	367,886
Manning & Napier, Inc.(x)	3,297	14,078
Oppenheimer Holdings, Inc., Class A	2,096	46,783
Pzena Investment Management, Inc., Class A	4,403	23,600
Safeguard Scientifics, Inc.	4,770	26,140
Siebert Financial Corp.*	2,209	7,135
Silvercrest Asset Management Group, Inc., Class A	2,289	23,943
StoneX Group, Inc.*	3,824	195,636
Value Line, Inc.	213	5,261
Westwood Holdings Group, Inc.	1,902	21,188

		1,566,636

Consumer Finance (0.2%)
Atlanticus Holdings Corp.*	1,283	15,268
Consumer Portfolio Services, Inc.*	4,301	14,193
Curo Group Holdings Corp.	4,375	30,844
Elevate Credit, Inc.*	5,071	13,032
Enova International, Inc.*	6,835	112,026
EZCORP, Inc., Class A*	11,094	55,803
Medallion Financial Corp.*	5,116	12,790
Nicholas Financial, Inc.(x)*	1,048	7,619
Oportun Financial Corp.*	4,538	53,503
Regional Management Corp.*	1,905	31,737

		346,815

Diversified Financial Services (0.1%)
Alerus Financial Corp.	3,395	66,542
A-Mark Precious Metals, Inc.	1,145	38,609
GWG Holdings, Inc.(x)*	928	7,981
Marlin Business Services Corp.	2,046	14,424
On Deck Capital, Inc.*	12,378	19,805
SWK Holdings Corp.(x)*	770	10,780

		158,141

Insurance (2.1%)
Atlantic American Corp.*	932	1,864
Citizens, Inc.(x)*	11,361	62,940
Conifer Holdings, Inc.(x)*	963	2,754
Crawford & Co., Class A	3,681	24,074
Donegal Group, Inc., Class A	2,488	35,006
FedNat Holding Co.	3,040	19,213
Goosehead Insurance, Inc., Class A	10,171	880,707
Greenlight Capital Re Ltd., Class A*	6,571	44,223
Hallmark Financial Services, Inc.(x)*	3,448	9,034
HCI Group, Inc.	1,441	71,027
Heritage Insurance Holdings, Inc.	5,807	58,767
Independence Holding Co.	1,113	41,971
Investors Title Co.	313	40,709
Kingstone Cos., Inc.	2,294	13,512
Kingsway Financial Services, Inc.*	3,038	8,962
National Security Group, Inc. (The)	184	2,118
NI Holdings, Inc.*	2,279	38,492
ProSight Global, Inc.*	2,090	23,700
Protective Insurance Corp., Class B	2,038	26,759
Tiptree, Inc.	6,187	30,625
Trupanion, Inc.*	20,380	1,607,982
United Insurance Holdings Corp.	4,593	27,833
Vericity, Inc.(x)	314	3,203
Watford Holdings Ltd.*	3,986	91,439

		3,166,914

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AG Mortgage Investment Trust, Inc. (REIT)(x)	8,436	23,283
Anworth Mortgage Asset Corp. (REIT)	22,500	36,900
Ares Commercial Real Estate Corp. (REIT)	7,152	65,369
Arlington Asset Investment Corp. (REIT), Class A	7,478	21,238
Cherry Hill Mortgage Investment Corp. (REIT)	3,432	30,819
Dynex Capital, Inc. (REIT)(x)	5,222	79,427
Ellington Financial, Inc. (REIT)	9,613	117,855
Ellington Residential Mortgage REIT (REIT)(x)	2,055	22,811
Exantas Capital Corp. (REIT)	7,324	15,307
Granite Point Mortgage Trust, Inc. (REIT)	12,648	89,674
Great Ajax Corp. (REIT)	4,704	38,996
Hunt Cos. Finance Trust, Inc. (REIT)	4,549	12,419
Manhattan Bridge Capital, Inc. (REIT)(x)	1,488	6,488
Nexpoint Real Estate Finance, Inc. (REIT)	1,211	17,778
Orchid Island Capital, Inc. (REIT)	15,427	77,289
Ready Capital Corp. (REIT)	9,772	109,447
Sachem Capital Corp. (REIT)	4,930	19,572
Western Asset Mortgage Capital Corp. (REIT)(x)	12,933	26,383

		811,055

Thrifts & Mortgage Finance (1.0%)
1895 Bancorp of Wisconsin, Inc.*	538	4,907
Bogota Financial Corp.(x)*	1,447	11,026
Bridgewater Bancshares, Inc.*	5,032	47,754
Broadway Financial Corp.(x)*	3,795	6,376
CBM Bancorp, Inc.	750	9,203
CF Bankshares, Inc.*	934	11,283
Elmira Savings Bank(x)	516	5,692
ESSA Bancorp, Inc.	2,133	26,300
Federal Agricultural Mortgage Corp., Class C	2,099	133,622
FFBW, Inc.*	998	9,341
First Seacoast Bancorp(x)*	832	6,032
FS Bancorp, Inc.	881	36,121
Greene County Bancorp, Inc.	660	14,315
Guaranty Federal Bancshares, Inc.	662	9,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hingham Institution For Savings (The)	327	$60,168
HMN Financial, Inc.*	924	12,252
Home Bancorp, Inc.	1,763	42,577
Home Federal Bancorp, Inc. of Louisiana(x)	273	6,279
HomeStreet, Inc.	5,084	130,964
IF Bancorp, Inc.	611	9,452
Impac Mortgage Holdings, Inc.*	3,235	4,109
Kentucky First Federal Bancorp	649	3,940
Lake Shore Bancorp, Inc.	411	5,507
Luther Burbank Corp.	4,395	36,698
Magyar Bancorp, Inc.*	376	3,087
Merchants Bancorp	1,973	38,888
Meridian Bancorp, Inc.	10,862	112,422
Mid-Southern Bancorp, Inc.	631	8,127
MMA Capital Holdings, Inc.*	1,067	24,018
Oconee Federal Financial Corp.(x)	188	4,098
OP Bancorp	2,892	16,542
PCSB Financial Corp.	3,502	42,269
PDL Community Bancorp*	1,848	16,299
Pioneer Bancorp, Inc.*	2,641	23,452
Premier Financial Corp.	8,609	134,085
Provident Bancorp, Inc.	1,954	15,222
Provident Financial Holdings, Inc.	1,551	18,457
Prudential Bancorp, Inc.	1,754	18,487
Randolph Bancorp, Inc.(x)*	965	11,995
Rhinebeck Bancorp, Inc.*	979	6,187
Riverview Bancorp, Inc.	5,261	21,833
Security National Financial Corp., Class A*	2,251	14,406
Severn Bancorp, Inc.(x)	2,178	14,135
Southern Missouri Bancorp, Inc.	1,841	43,411
Standard AVB Financial Corp.(x)	871	28,438
Sterling Bancorp, Inc.	3,973	11,959
Territorial Bancorp, Inc.	1,844	37,304
Timberland Bancorp, Inc.	1,802	32,436
Velocity Financial, Inc.(x)*	2,000	10,040
Waterstone Financial, Inc.	5,214	80,765
Western New England Bancorp, Inc.	5,627	31,680

		1,463,135

Total Financials		16,052,805

Health Care (37.6%)
Biotechnology (18.9%)
89bio, Inc.*	1,510	38,747
Abeona Therapeutics, Inc.*	14,458	14,747
Acorda Therapeutics, Inc.(x)*	11,763	6,058
Adamas Pharmaceuticals, Inc.*	5,594	23,047
Adaptimmune Therapeutics plc (ADR)*	75,695	604,046
ADMA Biologics, Inc.(x)*	14,641	34,992
Aduro Biotech, Inc.*	16,055	39,014
Aeglea BioTherapeutics, Inc.*	9,642	68,362
Affimed NV*	18,880	64,003
Agenus, Inc.*	35,272	141,088
AIM ImmunoTech, Inc.(x)*	9,049	19,455
Akero Therapeutics, Inc.*	3,150	96,989
Albireo Pharma, Inc.*	3,092	103,180
Aldeyra Therapeutics, Inc.*	7,351	54,471
Allena Pharmaceuticals, Inc.(x)*	6,957	10,296
Alpine Immune Sciences, Inc.(x)*	1,302	11,445
Altimmune, Inc.(x)*	6,612	87,278
Anavex Life Sciences Corp.(x)*	12,301	55,970
Anika Therapeutics, Inc.*	3,238	114,593
Anixa Biosciences, Inc.(x)*	4,165	10,121
Applied Genetic Technologies Corp.(x)*	5,875	28,553
Aprea Therapeutics, Inc.*	1,721	41,407
Aptinyx, Inc.*	5,702	19,273
AquaBounty Technologies, Inc.*	5,305	23,766
Aravive, Inc.(x)*	2,798	13,151
Arbutus Biopharma Corp.(x)*	14,311	44,793
Arcturus Therapeutics Holdings, Inc.*	3,725	159,803
Ardelyx, Inc.*	16,840	88,410
Aridis Pharmaceuticals, Inc.(x)*	1,447	10,245
Armata Pharmaceuticals, Inc.*	3,354	10,699
Assembly Biosciences, Inc.*	7,149	117,530
Athersys, Inc.(x)*	41,176	80,293
Atreca, Inc., Class A*	6,524	91,140
aTyr Pharma, Inc.(x)*	2,065	6,670
Aurinia Pharmaceuticals, Inc.*	62,354	918,474
AVEO Pharmaceuticals, Inc.*	4,994	29,664
Avid Bioservices, Inc.*	13,134	100,081
Avrobio, Inc.*	7,264	94,577
Axcella Health, Inc.*	3,430	15,847
Beam Therapeutics, Inc.(x)*	20,247	498,481
Bellicum Pharmaceuticals, Inc.(x)*	1,280	8,410
Beyondspring, Inc.*	3,478	46,292
BioCryst Pharmaceuticals, Inc.*	41,085	141,127
BioSpecifics Technologies Corp.*	1,448	76,498
Bioxcel Therapeutics, Inc.*	2,729	118,329
Black Diamond Therapeutics, Inc.(x)*	17,721	535,706
BrainStorm Cell Therapeutics, Inc.(x)*	6,648	112,484
Cabaletta Bio, Inc.*	2,953	32,011
Calithera Biosciences, Inc.*	15,561	53,685
Calyxt, Inc.(x)*	2,437	13,379
Capricor Therapeutics, Inc.(x)*	2,871	15,073
CareDx, Inc.*	11,971	454,180
CASI Pharmaceuticals, Inc.*	14,345	21,948
Castle Biosciences, Inc.*	22,869	1,176,610
Catabasis Pharmaceuticals, Inc.*	4,491	27,799
Catalyst Biosciences, Inc.*	5,074	21,818
Catalyst Pharmaceuticals, Inc.*	22,255	66,097
Celcuity, Inc.*	1,426	8,271
Celldex Therapeutics, Inc.*	8,964	132,936
Cellular Biomedicine Group, Inc.*	2,955	54,195
CEL-SCI Corp.(x)*	7,866	100,292
Celsion Corp.*	6,085	4,455
Centogene NV*	1,962	18,561
Checkmate Pharmaceuticals, Inc.(x)*	1,160	13,352
Checkpoint Therapeutics, Inc.(x)*	10,442	27,985
ChemoCentryx, Inc.*	7,854	430,399
Chimerix, Inc.*	11,778	29,327
Cidara Therapeutics, Inc.*	7,688	21,911
Cohbar, Inc.(m)(x)*	5,781	5,490
Coherus Biosciences, Inc.*	15,578	285,701
Concert Pharmaceuticals, Inc.*	6,529	64,115
ContraFect Corp.(x)*	5,640	29,779
Corbus Pharmaceuticals Holdings, Inc.(x)*	17,924	32,263
Corvus Pharmaceuticals, Inc.*	3,028	12,142
Crinetics Pharmaceuticals, Inc.*	6,296	98,658
CTI BioPharma Corp.(x)*	13,249	28,485
Cue Biopharma, Inc.*	6,594	99,240
Cyclerion Therapeutics, Inc.*	4,966	30,193
CytomX Therapeutics, Inc.*	10,495	69,792
Deciphera Pharmaceuticals, Inc.*	8,370	429,381
Denali Therapeutics, Inc.*	15,581	558,267
DermTech, Inc.(x)*	1,879	22,454
DiaMedica Therapeutics, Inc.*	4,102	17,392
Dyadic International, Inc.(x)*	4,730	35,806
Dynavax Technologies Corp.(x)*	24,726	106,816
Eidos Therapeutics, Inc.*	15,886	802,720
Eiger BioPharmaceuticals, Inc.*	6,382	51,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Enochian Biosciences, Inc.(x)*	3,184	$11,399
Entasis Therapeutics Holdings, Inc.*	3	6
Equillium, Inc.*	1,407	8,118
Evelo Biosciences, Inc.(x)*	4,583	24,152
Exicure, Inc.*	14,423	25,240
Fennec Pharmaceuticals, Inc.*	4,972	30,130
Five Prime Therapeutics, Inc.*	5,853	27,509
Flexion Therapeutics, Inc.*	10,168	105,849
Fortress Biotech, Inc.*	14,168	57,239
Frequency Therapeutics, Inc.(x)*	5,852	112,417
Galectin Therapeutics, Inc.(x)*	8,705	23,242
Galera Therapeutics, Inc.*	2,192	19,816
Genocea Biosciences, Inc.(x)*	4,043	9,258
Genprex, Inc.(x)*	6,449	21,669
Geron Corp.(x)*	66,740	116,128
GlycoMimetics, Inc.*	8,945	27,461
Gritstone Oncology, Inc.*	7,114	18,852
Harpoon Therapeutics, Inc.*	2,569	43,647
Homology Medicines, Inc.*	7,895	84,477
Hookipa Pharma, Inc.*	3,006	28,467
iBio, Inc.(x)*	13,457	27,318
Ideaya Biosciences, Inc.*	3,689	46,334
Idera Pharmaceuticals, Inc.*	6,481	13,869
ImmuCell Corp.(x)*	1,094	5,940
Immunic, Inc.(x)*	1,291	23,974
ImmunoGen, Inc.*	39,970	143,892
Infinity Pharmaceuticals, Inc.*	10,231	11,970
Inmune Bio, Inc.(x)*	1,361	14,032
Inozyme Pharma, Inc.*	1,881	49,451
Insmed, Inc.*	31,313	1,006,400
Intellia Therapeutics, Inc.(x)*	11,661	231,821
IVERIC bio, Inc.*	18,651	105,192
Jounce Therapeutics, Inc.*	4,006	32,689
Kadmon Holdings, Inc.*	40,120	157,270
KalVista Pharmaceuticals, Inc.*	3,301	41,560
Karuna Therapeutics, Inc.*	7,735	598,070
Keros Therapeutics, Inc.(x)*	1,590	61,326
Kezar Life Sciences, Inc.*	7,232	35,003
Kindred Biosciences, Inc.*	8,978	38,516
Krystal Biotech, Inc.*	13,534	582,639
Kura Oncology, Inc.*	12,347	378,312
La Jolla Pharmaceutical Co.(x)*	3,849	15,511
Lantern Pharma, Inc.*	391	7,366
Leap Therapeutics, Inc.(x)*	8,889	17,600
Lexicon Pharmaceuticals, Inc.(x)*	9,671	13,926
LogicBio Therapeutics, Inc.(x)*	3,021	27,431
Lumos Pharma, Inc.(x)*	1,491	20,606
Magenta Therapeutics, Inc.*	4,758	32,354
MannKind Corp.(x)*	51,530	96,876
Marker Therapeutics, Inc.(x)*	6,696	10,044
MediciNova, Inc.(x)*	10,114	52,997
MEI Pharma, Inc.*	23,781	74,197
MeiraGTx Holdings plc*	4,769	63,142
Merrimack Pharmaceuticals, Inc.(x)	2,922	11,688
Mersana Therapeutics, Inc.*	12,391	230,720
Millendo Therapeutics, Inc.(x)*	4,341	7,076
Minerva Neurosciences, Inc.*	7,942	25,256
Mirum Pharmaceuticals, Inc.(x)*	1,171	22,565
Molecular Templates, Inc.*	6,160	67,267
Monopar Therapeutics, Inc.*	279	1,476
Morphic Holding, Inc.*	3,194	87,324
Mustang Bio, Inc.*	6,643	20,925
Myovant Sciences Ltd.*	65,222	916,369
NanoViricides, Inc.(x)*	1,854	7,119
NantKwest, Inc.(x)*	6,881	47,720
Neoleukin Therapeutics, Inc.*	7,499	89,988
Neubase Therapeutics, Inc.*	3,974	30,163
NeuroBo Pharmaceuticals, Inc.*	1,185	6,660
Neurotrope, Inc.(x)*	4,653	5,165
Nymox Pharmaceutical Corp.*	9,318	22,922
Oncocyte Corp.(x)*	14,518	20,180
OncoSec Medical, Inc.(x)*	2,084	7,044
Oncternal Therapeutics, Inc.*	2,638	4,485
OpGen, Inc.(x)*	2,788	5,911
Organogenesis Holdings, Inc.*	4,398	16,888
Orgenesis, Inc.*	4,457	22,463
Ovid therapeutics, Inc.*	10,244	58,801
Oyster Point Pharma, Inc.(x)*	1,408	29,723
Pandion Therapeutics, Inc.(x)*	1,727	19,791
PDL BioPharma, Inc.*	25,969	81,802
PhaseBio Pharmaceuticals, Inc.(x)*	3,962	13,907
Pieris Pharmaceuticals, Inc.(x)*	12,042	24,927
PolarityTE, Inc.*	7,431	7,728
Precision BioSciences, Inc.*	11,012	67,834
Prevail Therapeutics, Inc.*	3,456	35,182
Protagonist Therapeutics, Inc.*	7,044	137,710
Protara Therapeutics, Inc.*	464	7,809
Proteostasis Therapeutics, Inc.(x)*	12,691	13,960
Prothena Corp. plc*	7,153	71,458
RAPT Therapeutics, Inc.*	2,549	82,078
Replimune Group, Inc.*	4,859	111,854
Rigel Pharmaceuticals, Inc.*	39,158	93,979
Rocket Pharmaceuticals, Inc.*	41,599	950,953
Savara, Inc.*	11,542	12,581
Scholar Rock Holding Corp.*	5,286	93,509
Selecta Biosciences, Inc.(x)*	16,177	40,119
Seres Therapeutics, Inc.*	49,716	1,407,460
Soleno Therapeutics, Inc.(x)*	13,672	34,317
Solid Biosciences, Inc.(x)*	5,093	10,339
Soligenix, Inc.(x)*	7,096	12,702
Sonnet BioTherapeutics Holdings, Inc.(x)*	2,194	5,639
Sorrento Therapeutics, Inc.(x)*	51,534	574,604
Spectrum Pharmaceuticals, Inc.*	33,470	136,558
Spero Therapeutics, Inc.*	3,439	38,379
Stoke Therapeutics, Inc.*	11,791	394,881
Surface Oncology, Inc.*	5,509	38,012
Sutro Biopharma, Inc.(x)*	6,008	60,380
Syndax Pharmaceuticals, Inc.*	6,274	92,604
Synlogic, Inc.(x)*	3,291	6,648
Syros Pharmaceuticals, Inc.*	9,677	85,545
TCR2 Therapeutics, Inc.*	5,898	119,847
TG Therapeutics, Inc.*	61,759	1,652,671
Trillium Therapeutics, Inc.*	43,592	619,442
Turning Point Therapeutics, Inc.*	14,352	1,253,791
Twist Bioscience Corp.*	22,939	1,742,676
Tyme Technologies, Inc.(x)*	16,156	15,833
UNITY Biotechnology, Inc.(x)*	7,980	27,611
Vaccinex, Inc.(x)*	1,532	2,727
Vanda Pharmaceuticals, Inc.*	12,436	120,132
Vaxart, Inc.(x)*	12,196	81,103
VBI Vaccines, Inc.(x)*	40,065	114,586
Veracyte, Inc.*	21,420	695,936
Verastem, Inc.(x)*	39,345	47,607
Vericel Corp.*	10,463	193,879
Viking Therapeutics, Inc.(x)*	15,242	88,708
Voyager Therapeutics, Inc.*	5,933	63,305
vTv Therapeutics, Inc., Class A(x)*	2,109	3,733
X4 Pharmaceuticals, Inc.*	3,905	26,437
XBiotech, Inc.(x)*	3,397	64,849
XOMA Corp.(x)*	1,352	25,472
ZIOPHARM Oncology, Inc.(x)*	49,523	124,798

		28,983,526

Health Care Equipment & Supplies (10.3%)
Accuray, Inc.*	20,637	49,529
Allied Healthcare Products, Inc.(x)*	465	2,567
Alphatec Holdings, Inc.*	10,245	68,027

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
AngioDynamics, Inc.*	8,426	$101,618
Antares Pharma, Inc.*	37,984	102,557
Apollo Endosurgery, Inc.*	2,909	4,916
Apyx Medical Corp.*	7,498	35,316
Aspira Women’s Health, Inc.(x)*	18,519	57,131
Axonics Modulation Technologies, Inc.(x)*	40,190	2,051,298
Bellerophon Therapeutics, Inc.*	1,096	11,157
Beyond Air, Inc.(x)*	3,188	16,546
BioLife Solutions, Inc.*	3,201	92,637
Biomerica, Inc.(x)*	1,772	12,280
BioSig Technologies, Inc.(x)*	5,623	27,721
Chembio Diagnostics, Inc.(x)*	4,319	20,990
ClearPoint Neuro, Inc.*	3,233	17,652
Co-Diagnostics, Inc.(x)*	6,268	85,182
CryoPort, Inc.*	37,104	1,758,730
Cutera, Inc.*	4,083	77,455
CytoSorbents Corp.*	9,591	76,488
Electromed, Inc.*	1,630	16,968
FONAR Corp.*	1,489	31,090
GenMark Diagnostics, Inc.*	84,650	1,202,030
Heska Corp.*	1,623	160,336
Inari Medical, Inc.*	10,313	711,803
IntriCon Corp.*	2,089	25,444
Invacare Corp.	7,743	58,227
iRadimed Corp.*	1,377	29,440
iRhythm Technologies, Inc.*	3,774	898,627
Lantheus Holdings, Inc.*	15,440	195,625
LeMaitre Vascular, Inc.	3,861	125,598
Meridian Bioscience, Inc.*	9,873	167,644
Microbot Medical, Inc.(x)*	1,697	12,965
Milestone Scientific, Inc.(x)*	9,387	13,048
Misonix, Inc.*	2,812	32,985
Motus GI Holdings, Inc.*	4,712	4,605
Nemaura Medical, Inc.(x)*	1,607	5,705
Neuronetics, Inc.(x)*	3,927	19,085
OrthoPediatrics Corp.*	30,047	1,379,758
Outset Medical, Inc.*	8,967	448,350
PAVmed, Inc.(x)*	9,115	16,225
Pro-Dex, Inc.*	571	16,331
Pulse Biosciences, Inc.(x)*	3,314	39,072
Repro-Med Systems, Inc.*	6,342	45,789
Retractable Technologies, Inc.(x)*	3,149	20,972
Rockwell Medical, Inc.(x)*	15,188	16,251
SeaSpine Holdings Corp.*	6,049	86,501
Sensus Healthcare, Inc.(x)*	2,953	7,442
Shockwave Medical, Inc.*	21,922	1,661,688
SI-BONE, Inc.*	25,326	600,733
Sientra, Inc.*	10,445	35,513
Silk Road Medical, Inc.*	34,258	2,302,480
Soliton, Inc.(x)*	1,380	10,543
Stereotaxis, Inc.*	10,699	38,302
Strata Skin Sciences, Inc.*	4,539	6,128
Surgalign Holdings, Inc.*	13,527	24,484
Surmodics, Inc.*	3,067	119,337
Tela Bio, Inc.(x)*	1,642	27,159
ThermoGenesis Holdings, Inc.(x)*	1,359	3,941
TransMedics Group, Inc.*	5,847	80,572
Utah Medical Products, Inc.	781	62,378
Vapotherm, Inc.*	4,586	132,994
Venus Concept, Inc.*	4,685	10,869
ViewRay, Inc.*	25,938	90,783
VolitionRX Ltd.(x)*	5,826	18,701
Zynex, Inc.(x)*	4,348	75,873

		15,760,191

Health Care Providers & Services (1.8%)
American Renal Associates Holdings, Inc.*	3,211	22,156
Apollo Medical Holdings, Inc.*	4,575	82,075
Avalon GloboCare Corp.(x)*	4,288	5,360
Community Health Systems, Inc.*	19,852	83,775
Cross Country Healthcare, Inc.*	8,151	52,900
Enzo Biochem, Inc.*	10,046	21,197
Exagen, Inc.*	1,099	11,913
Five Star Senior Living, Inc.*	4,579	23,215
Fulgent Genetics, Inc.(x)*	2,213	88,608
Hanger, Inc.*	8,602	136,084
InfuSystem Holdings, Inc.*	3,260	41,793
Joint Corp. (The)*	3,179	55,283
Ontrak, Inc.(x)*	14,406	864,360
Owens & Minor, Inc.	14,689	368,841
PetIQ, Inc.*	4,903	161,407
Progenity, Inc.*	788	7,108
Providence Service Corp. (The)*	2,816	261,635
Psychemedics Corp.	1,451	6,399
RadNet, Inc.*	10,039	154,099
Sharps Compliance Corp.(x)*	3,183	19,957
Surgery Partners, Inc.*	5,249	114,953
Triple-S Management Corp., Class B*	5,242	93,675
Viemed Healthcare, Inc.*	8,258	71,349

		2,748,142

Health Care Technology (2.5%)
Computer Programs and Systems, Inc.	2,946	81,339
Health Catalyst, Inc.*	19,040	696,864
HealthStream, Inc.*	6,053	121,484
iCAD, Inc.(x)*	4,836	42,605
Inspire Medical Systems, Inc.*	14,064	1,814,959
MTBC, Inc.*	1,548	13,731
NantHealth, Inc.(x)*	6,474	15,149
OptimizeRx Corp.*	3,489	72,746
Simulations Plus, Inc.	13,771	1,037,782
Streamline Health Solutions, Inc.(x)*	5,011	7,817

		3,904,476

Life Sciences Tools & Services (2.2%)
Berkeley Lights, Inc.(x)*	2,462	187,998
Bioanalytical Systems, Inc.*	2,193	10,483
Champions Oncology, Inc.*	1,654	15,300
ChromaDex Corp.*	9,492	38,063
Fluidigm Corp.*	16,455	122,261
Harvard Bioscience, Inc.*	8,874	26,711
NanoString Technologies, Inc.*	24,882	1,112,225
Pacific Biosciences of California, Inc.*	53,212	525,202
Personalis, Inc.*	5,511	119,423
Quanterix Corp.*	38,327	1,293,153

		3,450,819

Pharmaceuticals (1.9%)
AcelRx Pharmaceuticals, Inc.(x)*	17,396	24,702
Aclaris Therapeutics, Inc.(x)*	9,723	24,988
Adicet Bio, Inc.(x)*	796	9,464
Agile Therapeutics, Inc.(x)*	16,214	49,291
AMAG Pharmaceuticals, Inc.*	7,015	65,941
ANI Pharmaceuticals, Inc.*	2,140	60,369
Aquestive Therapeutics, Inc.(x)*	4,493	21,814
Avenue Therapeutics, Inc.*	1,498	16,223
Aytu BioScience, Inc.(x)*	4,897	5,827
Baudax Bio, Inc.(x)*	3,948	10,936
BioDelivery Sciences International, Inc.*	20,590	76,801
Cara Therapeutics, Inc.*	9,563	121,689
Cassava Sciences, Inc.(x)*	5,334	61,394
Cerecor, Inc.*	8,344	18,983
Chiasma, Inc.*	11,612	49,932
Clearside Biomedical, Inc.*	8,542	13,155

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Collegium Pharmaceutical, Inc.*	7,992	$166,393
CorMedix, Inc.(x)*	7,144	43,078
Cumberland Pharmaceuticals, Inc.*.	1,924	6,176
Cymabay Therapeutics, Inc.*	16,113	116,658
Durect Corp.*	47,167	80,656
Eloxx Pharmaceuticals, Inc.(x)*	6,826	17,952
Eton Pharmaceuticals, Inc.(x)*	3,378	26,686
Evofem Biosciences, Inc.(x)*	17,701	41,774
Evoke Pharma, Inc.(x)*	6,193	29,045
Evolus, Inc.(x)*	5,431	21,235
Eyenovia, Inc.*	2,955	9,220
Fulcrum Therapeutics, Inc.*	3,469	27,509
Harrow Health, Inc.*	5,052	28,241
Hoth Therapeutics, Inc.*	1,591	3,134
IMARA, Inc.(x)*	1,138	23,147
Kala Pharmaceuticals, Inc.(x)*	9,391	70,433
Kaleido Biosciences, Inc.(x)*	2,527	27,974
Lannett Co., Inc.*	7,143	43,644
Liquidia Technologies, Inc.(x)*	6,273	30,863
Lyra Therapeutics, Inc.(x)*	940	10,509
Mallinckrodt plc(x)*	21,262	20,694
Marinus Pharmaceuticals, Inc.(x)*	5,803	74,569
Ocular Therapeutix, Inc.*	14,091	107,233
Opiant Pharmaceuticals, Inc.*	991	7,413
Optinose, Inc.(x)*	8,290	32,331
Oramed Pharmaceuticals, Inc.(x)*	4,760	12,424
Osmotica Pharmaceuticals plc*	2,906	15,721
Otonomy, Inc.*	6,384	25,855
Paratek Pharmaceuticals, Inc.*	10,389	56,204
Pliant Therapeutics, Inc.(x)*	22,325	505,661
Provention Bio, Inc.*	11,072	142,054
Pulmatrix, Inc.(x)*	8,557	10,183
Recro Pharma, Inc.*	5,014	10,529
Satsuma Pharmaceuticals, Inc.*	2,208	8,589
scPharmaceuticals, Inc.*	1,624	12,099
SIGA Technologies, Inc.*	12,134	83,361
Strongbridge Biopharma plc*	8,749	18,373
TFF Pharmaceuticals, Inc.(x)*	2,870	53,009
Trevi Therapeutics, Inc.(x)*	1,291	5,203
Verrica Pharmaceuticals, Inc.(x)*	3,044	23,561
VYNE Therapeutics, Inc.(x)*	33,527	55,655
WaVe Life Sciences Ltd.*	5,684	48,257
Xeris Pharmaceuticals, Inc.(x)*	10,618	62,965
Zynerba Pharmaceuticals, Inc.(x)*	6,965	23,054

		2,870,833

Total Health Care		57,717,987

Industrials (10.7%)
Aerospace & Defense (0.5%)
Air Industries Group(x)*	6,644	8,106
Astronics Corp.*	5,610	43,309
CPI Aerostructures, Inc.(x)*	2,755	7,383
Ducommun, Inc.*	2,507	82,530
Innovative Solutions and Support, Inc.	2,703	18,489
Maxar Technologies, Inc.	14,241	355,171
National Presto Industries, Inc.	1,185	97,004
Park Aerospace Corp.	4,562	49,817
Triumph Group, Inc.	11,922	77,612
Vectrus, Inc.*	2,676	101,688

		841,109

Air Freight & Logistics (0.1%)
Air T, Inc.*	345	3,329
Echo Global Logistics, Inc.*	6,097	157,120
Radiant Logistics, Inc.*	9,011	46,316

		206,765

Airlines (0.0%)
Mesa Air Group, Inc.*	7,067	20,848

Building Products (0.4%)
Alpha Pro Tech Ltd.(x)*	2,941	43,468
Armstrong Flooring, Inc.*	4,994	17,229
Caesarstone Ltd.(x)	5,315	52,087
Insteel Industries, Inc.	4,236	79,213
PGT Innovations, Inc.*	13,284	232,736
Quanex Building Products Corp.	7,646	140,992

		565,725

Commercial Services & Supplies (1.1%)
Acme United Corp.	538	12,389
AMREP Corp.(x)*	802	4,491
CECO Environmental Corp.*	7,405	53,982
Charah Solutions, Inc.(x)*	1,921	5,898
CompX International, Inc.	328	4,904
Ennis, Inc.	5,930	103,419
Heritage-Crystal Clean, Inc.*	3,458	46,164
IBEX Ltd.(x)*	1,144	17,595
Kimball International, Inc., Class B	8,293	87,408
Montrose Environmental Group, Inc.*	40,815	972,213
NL Industries, Inc.	2,340	9,945
Odyssey Marine Exploration, Inc.(x)*	2,232	15,178
Perma-Fix Environmental Services, Inc.*	2,551	17,985
PICO Holdings, Inc.*	3,608	32,328
Quad/Graphics, Inc.	8,130	24,634
RR Donnelley & Sons Co.(x)	17,527	25,589
SP Plus Corp.*	5,339	95,835
Team, Inc.*	7,289	40,090
Virco Mfg. Corp.*	2,568	5,521
VSE Corp.	2,035	62,352

		1,637,920

Construction & Engineering (1.0%)
Aegion Corp.*	7,079	100,026
Ameresco, Inc., Class A*	18,523	618,668
Argan, Inc.	3,440	144,170
Concrete Pumping Holdings, Inc.*	6,090	21,741
Goldfield Corp. (The)*	4,952	20,947
Great Lakes Dredge & Dock Corp.*	14,823	140,967
HC2 Holdings, Inc.(x)*	8,907	21,555
IES Holdings, Inc.*	1,927	61,221
Infrastructure and Energy Alternatives, Inc.*	2,912	17,327
MYR Group, Inc.*	3,809	141,619
Northwest Pipe Co.*	2,254	59,641
NV5 Global, Inc.*	2,550	134,564
Orion Group Holdings, Inc.*	6,835	18,796
Sterling Construction Co., Inc.*	6,427	91,006

		1,592,248

Electrical Equipment (2.1%)
Allied Motion Technologies, Inc.	1,712	70,671
American Superconductor Corp.*	5,125	74,210
Babcock & Wilcox Enterprises, Inc.(x)*	5,507	12,776
Energous Corp.(x)*	8,538	25,187
Espey Mfg. & Electronics Corp.	330	6,269
FuelCell Energy, Inc.(x)*	49,616	106,178
LSI Industries, Inc.	5,753	38,833
Orion Energy Systems, Inc.*	6,531	49,440
Powell Industries, Inc.	2,082	50,239
Preformed Line Products Co.	741	36,102
TPI Composites, Inc.*	7,073	204,834
Ultralife Corp.*	2,308	13,617
Vivint Solar, Inc.*	59,963	2,539,392

		3,227,748

Machinery (4.2%)
Blue Bird Corp.*	3,542	43,071

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chart Industries, Inc.*	22,456	$1,577,983
CIRCOR International, Inc.*	4,643	126,986
Columbus McKinnon Corp.	5,397	178,641
Commercial Vehicle Group, Inc.(x)*	7,516	49,079
Douglas Dynamics, Inc.	5,250	179,550
Eastern Co. (The)	1,326	25,883
Energy Recovery, Inc.*	9,154	75,063
Evoqua Water Technologies Corp.*	49,487	1,050,114
ExOne Co. (The)*	2,603	31,809
Federal Signal Corp.	21,396	625,833
Gencor Industries, Inc.*	2,160	23,825
Graham Corp.	2,165	27,647
Hurco Cos., Inc.	1,507	42,799
L B Foster Co., Class A*	2,411	32,356
Luxfer Holdings plc	6,691	83,972
Lydall, Inc.*	3,990	65,994
Manitex International, Inc.*	3,024	12,610
Manitowoc Co., Inc. (The)*	7,865	66,145
Mayville Engineering Co., Inc.*	1,648	15,145
Miller Industries, Inc.	2,546	77,831
NN, Inc.*	9,775	50,439
Park-Ohio Holdings Corp.	1,954	31,401
Perma-Pipe International Holdings, Inc.*	1,925	10,876
Shyft Group, Inc. (The)	50,370	950,986
SPX Corp.*	19,462	902,647
Taylor Devices, Inc.*	897	8,181
Titan International, Inc.	11,760	33,986
Twin Disc, Inc.*	2,445	12,372

		6,413,224

Marine (0.0%)
Eagle Bulk Shipping, Inc.(x)*	1,620	26,519
Genco Shipping & Trading Ltd.	3,863	26,655
Pangaea Logistics Solutions Ltd.	2,697	6,985
Safe Bulkers, Inc.*	12,470	12,844
Scorpio Bulkers, Inc.	2,037	28,844

		101,847

Professional Services (0.7%)
Acacia Research Corp.*	7,785	27,014
Akerna Corp.(x)*	2,478	9,020
Barrett Business Services, Inc.	1,787	93,710
BG Staffing, Inc.	2,229	18,880
CRA International, Inc.	1,721	64,486
DLH Holdings Corp.*	1,380	10,005
Forrester Research, Inc.*	2,520	82,631
Franklin Covey Co.*	2,833	50,257
GP Strategies Corp.*	3,170	30,559
Heidrick & Struggles International, Inc.	4,448	87,403
Hill International, Inc.*	10,989	14,506
HireQuest, Inc.(x)	1,062	8,082
InnerWorkings, Inc.(x)*	10,383	31,045
Kelly Services, Inc., Class A	7,844	133,662
Kforce, Inc.	4,591	147,692
Mastech Digital, Inc.*	1,023	18,424
Mistras Group, Inc.*	4,660	18,221
Red Violet, Inc.(x)*	1,616	29,831
Rekor Systems, Inc.(x)*	2,762	15,909
Resources Connection, Inc.	6,984	80,665
Willdan Group, Inc.*	2,365	60,331

		1,032,333

Road & Rail (0.2%)
Covenant Logistics Group, Inc., Class A*	2,709	47,380
Daseke, Inc.*	10,636	57,115
HyreCar, Inc.(x)*	3,420	10,773
PAM Transportation Services, Inc.*	441	16,582
Universal Logistics Holdings, Inc.	1,841	38,403
US Xpress Enterprises, Inc., Class A*	5,311	43,869
USA Truck, Inc.*	2,008	18,976
YRC Worldwide, Inc.(x)*	7,905	30,988

		264,086

Trading Companies & Distributors (0.4%)
Alta Equipment Group, Inc.(x)*	3,786	29,644
BlueLinx Holdings, Inc.(x)*	2,057	44,287
CAI International, Inc.	3,808	104,834
DXP Enterprises, Inc.*	3,799	61,278
EVI Industries, Inc.(x)*	1,098	29,218
Foundation Building Materials, Inc.*	4,766	74,922
General Finance Corp.*	2,622	16,597
Houston Wire & Cable Co.*	3,253	8,132
Huttig Building Products, Inc.*	5,321	11,653
Lawson Products, Inc.*	1,015	41,645
Nesco Holdings, Inc.(x)*	3,259	13,525
Titan Machinery, Inc.*	4,444	58,794
Transcat, Inc.*	1,622	47,525
Veritiv Corp.*	2,959	37,461
Willis Lease Finance Corp.*	717	13,229

		592,744

Total Industrials		16,496,597

Information Technology (15.3%)
Communications Equipment (2.1%)
Applied Optoelectronics, Inc.(x)*	5,089	57,251
AudioCodes Ltd.(x)	16,702	525,445
Aviat Networks, Inc.*	1,085	23,827
BK Technologies Corp.	1,691	4,938
CalAmp Corp.*	7,736	55,622
Calix, Inc.*	103,034	1,831,945
Cambium Networks Corp.*	1,282	21,627
Clearfield, Inc.*	2,661	53,672
Communications Systems, Inc.	1,644	6,297
Comtech Telecommunications Corp.	5,634	78,876
DASAN Zhone Solutions, Inc.*	3,076	28,822
Digi International, Inc.*	6,643	103,830
EMCORE Corp.*	6,401	20,803
Genasys, Inc.*	8,032	49,397
Harmonic, Inc.*	22,071	123,156
KVH Industries, Inc.*	3,842	34,616
Lantronix, Inc.*	3,987	19,178
Network-1 Technologies, Inc.	2,706	7,171
PCTEL, Inc.*	4,367	24,717
Resonant, Inc.(x)*	12,330	29,345
Ribbon Communications, Inc.*	15,571	60,260
TESSCO Technologies, Inc.	1,663	8,930

		3,169,725

Electronic Equipment, Instruments & Components (1.4%)
Airgain, Inc.*	2,054	27,400
Akoustis Technologies, Inc.(x)*	7,028	57,348
Applied DNA Sciences, Inc.(x)*	1,159	8,959
Arlo Technologies, Inc.*	18,301	96,263
Bel Fuse, Inc., Class B	2,377	25,386
Coda Octopus Group, Inc.(x)*	1,583	8,754
CTS Corp.	7,395	162,912
Daktronics, Inc.	8,292	32,836
Frequency Electronics, Inc.*	1,363	13,780
Identiv, Inc.*	4,017	25,146
IEC Electronics Corp.*	2,096	18,130
Intellicheck, Inc.*	4,489	29,942
Iteris, Inc.*	9,588	39,311
Key Tronic Corp.*	2,420	23,837
Kimball Electronics, Inc.*	5,530	63,927
LGL Group, Inc. (The)*	854	7,618
LightPath Technologies, Inc., Class A(x)*	5,743	13,841
Luna Innovations, Inc.*	7,022	41,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Napco Security Technologies, Inc.*	2,654	$62,369
nLight, Inc.*	32,433	761,527
PAR Technology Corp.(x)*	3,745	151,710
Perceptron, Inc.*	2,290	15,572
Powerfleet, Inc.*	6,802	38,295
Research Frontiers, Inc.(x)*	6,701	18,093
RF Industries Ltd.	2,387	10,598
Richardson Electronics Ltd.(x)	2,334	9,733
SMTC Corp.*	3,988	14,437
Vishay Precision Group, Inc.*	2,831	71,681
Wayside Technology Group, Inc.	890	20,515
Wrap Technologies, Inc.(x)*	44,233	299,457

		2,171,369

IT Services (2.2%)
American Virtual Cloud Technologies, Inc.(x)*	1,060	4,441
Brightcove, Inc.*	9,091	93,092
Cass Information Systems, Inc.	3,295	132,591
Computer Task Group, Inc.*	3,287	16,336
CSP, Inc.	1,018	8,785
Endava plc (ADR)*	10,375	655,181
Grid Dynamics Holdings, Inc.*	5,300	40,969
Hackett Group, Inc. (The)	5,733	64,095
I3 Verticals, Inc., Class A*	8,623	217,731
Information Services Group, Inc.*	8,227	17,359
International Money Express, Inc.*	5,505	79,079
Limelight Networks, Inc.*	261,387	1,505,589
MoneyGram International, Inc.(x)*	14,317	40,446
Paysign, Inc.(x)*	7,505	42,628
PFSweb, Inc.*	3,639	24,345
PRGX Global, Inc.*	5,246	24,971
Priority Technology Holdings, Inc.*	1,405	4,433
Research Solutions, Inc.*	2,813	6,357
ServiceSource International, Inc.*	21,552	31,682
StarTek, Inc.*	4,098	21,515
Tucows, Inc., Class A(x)*	2,184	150,478
Unisys Corp.*	14,407	153,723
Usio, Inc.*	2,923	4,501

		3,340,327

Semiconductors & Semiconductor Equipment (3.0%)
Aehr Test Systems*	5,143	7,149
Alpha & Omega Semiconductor Ltd.*	4,678	59,972
Amtech Systems, Inc.*	2,781	13,599
Atomera, Inc.(x)*	3,894	40,692
AXT, Inc.*	9,432	57,724
Beam Global(x)*	1,338	16,270
CEVA, Inc.*	35,596	1,401,414
Cohu, Inc.	9,587	164,705
CyberOptics Corp.*	1,713	54,542
DSP Group, Inc.*	5,129	67,600
Everspin Technologies, Inc.*	3,477	19,715
GSI Technology, Inc.*	3,930	22,165
Ichor Holdings Ltd.*	41,249	889,741
Impinj, Inc.*	3,917	103,213
inTEST Corp.*	2,614	11,763
NeoPhotonics Corp.*	11,647	70,930
NVE Corp.	1,084	53,203
PDF Solutions, Inc.*	6,757	126,423
Photronics, Inc.*	14,745	146,860
Pixelworks, Inc.*	9,371	19,211
QuickLogic Corp.*	2,044	6,357
Rambus, Inc.*	53,025	725,912
SiTime Corp.*	2,125	178,564
SMART Global Holdings, Inc.*	3,287	89,867
Ultra Clean Holdings, Inc.*	9,359	200,844

		4,548,435

Software (6.5%)
A10 Networks, Inc.*	14,251	90,779
Agilysys, Inc.*	34,798	840,720
American Software, Inc., Class A	6,993	98,182
Asure Software, Inc.(x)*	2,925	22,084
AudioEye, Inc.(x)*	1,239	18,071
Aware, Inc.*	3,399	9,177
Cerence, Inc.*	38,351	1,874,213
ChannelAdvisor Corp.*	6,348	91,856
Digimarc Corp.(x)*	2,752	61,452
Digital Turbine, Inc.*	70,577	2,310,691
Domo, Inc., Class B*	5,941	227,719
eGain Corp.*	4,779	67,718
GTY Technology Holdings, Inc.*	10,977	29,089
Intelligent Systems Corp.(x)*	1,739	67,786
Issuer Direct Corp.(x)*	585	11,630
Mind CTI Ltd.(x)	4,641	10,767
Mitek Systems, Inc.*	6,069	77,319
MobileIron, Inc.*	22,811	159,905
OneSpan, Inc.*	7,781	163,090
Park City Group, Inc.(x)*	2,973	14,657
Rapid7, Inc.*	8,278	506,945
Rimini Street, Inc.*	5,073	16,335
Riot Blockchain, Inc.(x)*	10,105	27,283
Rosetta Stone, Inc.*	5,461	163,721
SeaChange International, Inc.*	6,711	5,841
SharpSpring, Inc.(x)*	2,152	23,995
ShotSpotter, Inc.*	1,856	57,610
Smith Micro Software, Inc.(x)*	8,247	30,761
Sprout Social, Inc., Class A*	40,434	1,556,709
Sumo Logic, Inc.*	940	20,492
SVMK, Inc.*	17,572	388,517
Synacor, Inc.*	7,249	10,946
Synchronoss Technologies, Inc.*	9,240	27,812
Telenav, Inc.*	8,124	29,246
Upland Software, Inc.*	17,665	665,971
Verb Technology Co., Inc.(x)*	8,403	9,075
Veritone, Inc.(x)*	5,262	48,200
VirnetX Holding Corp.(x)	14,771	77,843
Zix Corp.*	12,724	74,308

		9,988,515

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc.	1,700	13,634
Avid Technology, Inc.*	7,242	61,991
Eastman Kodak Co.(x)*	3,857	34,019
Immersion Corp.*	3,974	28,017
Intevac, Inc.*	5,163	28,448
One Stop Systems, Inc.(x)*	2,763	5,802
Quantum Corp.*	6,785	31,211
TransAct Technologies, Inc.	1,928	9,640

		212,762

Total Information Technology		23,431,133

Materials (1.2%)
Chemicals (0.5%)
Advanced Emissions Solutions, Inc.	4,128	16,760
AgroFresh Solutions, Inc.*	7,910	19,221
American Vanguard Corp.	6,678	87,749
Amyris, Inc.(x)*	24,790	72,387
FutureFuel Corp.	6,015	68,390
Hawkins, Inc.	2,265	104,416
Intrepid Potash, Inc.*	2,051	17,310
Koppers Holdings, Inc.*	4,793	100,222
LSB Industries, Inc.(x)*	4,355	7,055
Marrone Bio Innovations, Inc.*	14,565	17,769
Northern Technologies International Corp.(x)	1,846	15,322
Rayonier Advanced Materials, Inc.*	14,418	46,138
Trecora Resources*	5,899	36,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Tredegar Corp.	5,980	$88,923

		697,882

Construction Materials (0.1%)
Forterra, Inc.*	4,413	52,162
United States Lime & Minerals, Inc.	476	42,888
US Concrete, Inc.*	3,687	107,070

		202,120

Containers & Packaging (0.2%)
Myers Industries, Inc.	8,285	109,610
Ranpak Holdings Corp.*	6,857	65,279
UFP Technologies, Inc.*	1,635	67,722

		242,611

Metals & Mining (0.3%)
Ampco-Pittsburgh Corp.*	2,463	8,103
Caledonia Mining Corp. plc(x)	2,576	43,766
Contura Energy, Inc.*	4,092	29,953
Friedman Industries, Inc.	1,878	10,892
Gold Resource Corp.	15,210	51,866
Haynes International, Inc.	2,946	50,347
Olympic Steel, Inc.	2,044	23,220
Paramount Gold Nevada Corp.(x)*	5,586	6,368
Ramaco Resources, Inc.(x)*	2,642	9,247
Ryerson Holding Corp.*	3,929	22,513
Schnitzer Steel Industries, Inc., Class A	5,994	115,265
SunCoke Energy, Inc.	19,273	65,914
Synalloy Corp.*	1,919	10,593
TimkenSteel Corp.*	10,279	36,491
Universal Stainless & Alloy Products, Inc.(x)*	2,093	11,491

		496,029

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,755	142,464
Verso Corp., Class A	7,292	57,534

		199,998

Total Materials		1,838,640

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alpine Income Property Trust, Inc. (REIT)	1,622	25,222
Bluerock Residential Growth REIT, Inc. (REIT)	5,848	44,328
Braemar Hotels & Resorts, Inc. (REIT)(x)	7,482	18,705
BRT Apartments Corp. (REIT)	2,512	29,591
CatchMark Timber Trust, Inc. (REIT), Class A	11,341	101,275
CIM Commercial Trust Corp. (REIT)	2,772	27,332
City Office REIT, Inc. (REIT)	9,928	74,659
Clipper Realty, Inc. (REIT)	3,666	22,179
Condor Hospitality Trust, Inc. (REIT)	1,521	3,985
CorEnergy Infrastructure Trust, Inc. (REIT)	3,301	19,278
CorePoint Lodging, Inc. (REIT)	9,454	51,524
Farmland Partners, Inc. (REIT)(x)	6,191	41,232
Front Yard Residential Corp. (REIT)	11,654	101,856
Gladstone Commercial Corp. (REIT)	7,786	131,194
Gladstone Land Corp. (REIT)	4,524	67,950
Global Medical REIT, Inc. (REIT)	9,679	130,666
Global Self Storage, Inc. (REIT)	1,956	7,844
Hersha Hospitality Trust (REIT)	7,883	43,672
Jernigan Capital, Inc. (REIT)	5,275	90,414
NETSTREIT Corp. (REIT)(x)	2,769	50,562
New Senior Investment Group, Inc. (REIT)	19,482	77,928
NexPoint Residential Trust, Inc. (REIT)	5,050	223,968
One Liberty Properties, Inc. (REIT)	3,773	61,726
Pennsylvania REIT (REIT)(x)	18,827	10,428
Plymouth Industrial REIT, Inc. (REIT)	3,559	43,918
Postal Realty Trust, Inc. (REIT), Class A	1,853	28,054
Preferred Apartment Communities, Inc. (REIT), Class A	10,989	59,341
Retail Value, Inc. (REIT)	3,832	48,168
Seritage Growth Properties (REIT), Class A(x)*	7,896	106,201
Sotherly Hotels, Inc. (REIT)(x)	3,461	6,230
UMH Properties, Inc. (REIT)	8,518	115,334
Urstadt Biddle Properties, Inc. (REIT), Class A	6,716	61,787
Whitestone REIT (REIT)	9,145	54,870

		1,981,421

Real Estate Management & Development (1.3%)
Altisource Portfolio Solutions SA(x)*	1,121	14,203
American Realty Investors, Inc.*	273	2,476
CTO Realty Growth, Inc.	1,093	48,201
eXp World Holdings, Inc.(x)*	21,770	878,202
Fathom Holdings, Inc.*	1,092	17,188
Forestar Group, Inc.*	3,783	66,959
FRP Holdings, Inc.*	1,523	63,463
Griffin Industrial Realty, Inc.	595	31,803
InterGroup Corp. (The)*	114	3,438
JW Mays, Inc.*	85	1,743
Maui Land & Pineapple Co., Inc.*	1,531	16,566
Rafael Holdings, Inc., Class B*	2,153	33,372
Redfin Corp.*	14,128	705,411
Stratus Properties, Inc.*	1,318	28,416
Tejon Ranch Co.*	4,873	68,953
Transcontinental Realty Investors, Inc.*	326	8,127
Trinity Place Holdings, Inc.(x)*	3,486	4,915

		1,993,436

Total Real Estate		3,974,857

Utilities (0.4%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,110	24,880
Spark Energy, Inc., Class A	2,949	24,536

		49,416

Gas Utilities (0.0%)
RGC Resources, Inc.	1,796	42,116

Independent Power and Renewable Electricity Producers (0.0%)
Atlantic Power Corp.*	20,328	39,843

Multi-Utilities (0.1%)
Unitil Corp.	3,416	131,994

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,875	64,631
Cadiz, Inc.(x)*	4,717	46,840
Consolidated Water Co. Ltd.	3,257	33,906
Global Water Resources, Inc.	3,091	33,321
Pure Cycle Corp.*	4,433	39,941
York Water Co. (The)	3,030	128,078

		346,717

Total Utilities		610,086

Total Common Stocks (98.9%) (Cost $132,999,385)		151,695,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
SRAX, Inc., expiring 12/31/19(r)(x)*	1,616	$—

Total Communication Services		—

Consumer Discretionary (0.0%)
Internet & Direct Marketing Retail (0.0%)
Restorando, Inc., CVR(x)*	5,576	1,577

Total Consumer Discretionary		1,577

Health Care (0.0%)
Biotechnology (0.0%)
OncoMed Pharmaceuticals, Inc., CVR(r)*	8,942	920
Oncternal Therapeutics, Inc., CVR(r)*	131	—

Total Health Care		920

Total Rights (0.0%) (Cost $— )		2,497

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (6.8%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $612,001.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,165,212, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $4,248,509.(xx)	4,165,205	4,165,205
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,100,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,219,537.(xx)	1,100,000	1,100,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $1,000,054, collateralized by various Common Stocks; total market value $1,111,364.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $600,003, collateralized by various Common Stocks; total market value $666,774.(xx)	600,000	600,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $3,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $3,060,000.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		10,465,205

Total Short-Term Investments (7.1%) (Cost $10,965,205)		10,965,205

Total Investments in Securities (106.0%) (Cost $143,964,590)		162,662,932
Other Assets Less Liabilities (-6.0%)		(9,197,779)

Net Assets (100%)		$153,465,153

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $107,019 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $12,783,797. This was collateralized by $2,477,680 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $10,965,205 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini Russell 2000 Equity Index	40	12/2020	USD	300,880	(1,141)

					(1,141)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$3,101,184	$—	$—		$3,101,184
Consumer Discretionary	22,530,515	48,741	—		22,579,256
Consumer Staples	3,931,974	—	—		3,931,974
Energy	1,960,711	—	—		1,960,711
Financials	16,052,805	—	—		16,052,805
Health Care	57,717,987	—	—		57,717,987
Industrials	16,414,067	82,530	—		16,496,597
Information Technology	23,431,133	—	—		23,431,133
Materials	1,729,030	109,610	—		1,838,640
Real Estate	3,974,857	—	—		3,974,857
Utilities	610,086	—	—		610,086
Rights
Communication Services	—	—	—	(a)	— (a)
Consumer Discretionary	—	1,577	—		1,577
Health Care	—	—	920		920
Short-Term Investments
Investment Company	500,000	—	—		500,000
Repurchase Agreements	—	10,465,205	—		10,465,205

Total Assets	$151,954,349	$10,707,663	$920		$162,662,932

Liabilities:
Futures	$(1,141)	$—	$—		$(1,141)

Total Liabilities	$(1,141)	$—	$—		$(1,141)

Total	$151,953,208	$10,707,663	$920		$162,661,791

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,152,671
Aggregate gross unrealized depreciation	(21,859,448)

Net unrealized appreciation	$18,293,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$144,368,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (5.0%)
Fertilizers & Agricultural Chemicals (5.0%)
CF Industries Holdings, Inc.	1,532	$47,048
Corteva, Inc.	5,371	154,738
FMC Corp.	929	98,390
ICL Group Ltd.	4,869	17,189
Mosaic Co. (The)	2,555	46,680
Nutrien Ltd.	4,087	160,251
Yara International ASA	1,284	49,439

Total Chemicals		573,735

Food Products (2.7%)
Agricultural Products (2.7%)
Archer-Daniels-Midland Co.	3,987	185,356
Bunge Ltd.	1,032	47,162
Ingredion, Inc.	487	36,856
Wilmar International Ltd.	13,635	44,170

Total Food Products		313,544

Metals & Mining (41.0%)
Aluminum (0.2%)
Norsk Hydro ASA*	9,546	26,276

Copper (2.3%)
Antofagasta plc	2,796	36,864
First Quantum Minerals Ltd.	4,159	37,075
Freeport-McMoRan, Inc.	10,429	163,110
Lundin Mining Corp.	4,675	26,086

		263,135

Diversified Metals & Mining (18.5%)
Anglo American plc	8,797	212,435
BHP Group Ltd.	21,155	544,377
BHP Group plc	15,167	323,343
Boliden AB	1,984	58,988
Glencore plc*	71,762	148,670
Mitsubishi Materials Corp.	794	15,676
Rio Tinto Ltd.	2,679	181,378
Rio Tinto plc	8,058	486,205
South32 Ltd.	34,801	51,029
Sumitomo Metal Mining Co. Ltd.	1,684	52,130
Teck Resources Ltd., Class B	3,363	46,825

		2,121,056

Gold (14.8%)
Agnico Eagle Mines Ltd.	1,728	137,677
B2Gold Corp.	7,360	47,922
Barrick Gold Corp.	12,732	357,611
Evolution Mining Ltd.	11,493	47,715
Franco-Nevada Corp.	1,364	190,605
Kinross Gold Corp.*	8,915	78,669
Kirkland Lake Gold Ltd.	1,886	92,066
Newcrest Mining Ltd.	5,836	131,538
Newmont Corp. (London Stock Exchange)	3,384	214,715
Newmont Corp. (Toronto Stock Exchange)	2,363	150,736
Northern Star Resources Ltd.	5,262	51,741
Wheaton Precious Metals Corp.	3,221	158,032
Yamana Gold, Inc.	6,755	38,403

		1,697,430

Silver (0.4%)
Pan American Silver Corp.	1,527	49,094

Steel (4.8%)
ArcelorMittal SA*	5,178	69,054
BlueScope Steel Ltd.	3,588	32,754
Evraz plc	3,634	16,204
Fortescue Metals Group Ltd.	12,196	142,764
Hitachi Metals Ltd.	1,522	23,397
JFE Holdings, Inc.	3,489	24,402
Maruichi Steel Tube Ltd.(x)	396	9,904
Nippon Steel Corp.*	5,738	54,196
Nucor Corp.	2,170	97,346
Steel Dynamics, Inc.	1,507	43,145
thyssenkrupp AG*	2,872	14,515
voestalpine AG	824	21,663

		549,344

Total Metals & Mining		4,706,335

Oil, Gas & Consumable Fuels (48.0%)
Coal & Consumable Fuels (0.4%)
Cameco Corp.	2,810	28,384
Washington H Soul Pattinson & Co. Ltd.(x)	755	12,743

		41,127

Integrated Oil & Gas (38.1%)
BP plc	145,489	422,414
Cenovus Energy, Inc.	7,413	28,894
Chevron Corp.	13,369	962,568
Eni SpA	18,268	142,908
Equinor ASA	7,197	101,568
Exxon Mobil Corp.	30,276	1,039,375
Galp Energia SGPS SA	3,558	32,979
Imperial Oil Ltd.	1,837	21,991
Occidental Petroleum Corp.	6,424	64,304
OMV AG*	1,074	29,339
Origin Energy Ltd.	12,501	38,656
Repsol SA	10,575	70,633
Royal Dutch Shell plc, Class B	26,614	321,950
Royal Dutch Shell plc (London Stock Exchange), Class A	29,451	364,521
Suncor Energy, Inc.	10,885	132,920
TOTAL SE(x)	17,751	609,446

		4,384,466

Oil & Gas Exploration & Production (9.5%)
Cabot Oil & Gas Corp.	2,880	49,997
Canadian Natural Resources Ltd.	8,487	136,016
Concho Resources, Inc.	1,410	62,209
ConocoPhillips	7,679	252,178
Diamondback Energy, Inc.	1,150	34,638
EOG Resources, Inc.	4,179	150,193
Hess Corp.	1,997	81,737
Inpex Corp.	7,266	38,871
Lundin Energy AB	1,362	26,977
Oil Search Ltd.	14,006	26,601
Pioneer Natural Resources Co.	1,188	102,156
Santos Ltd.	12,568	44,106
Woodside Petroleum Ltd.	6,849	86,509

		1,092,188

Total Oil, Gas & Consumable Fuels		5,517,781

Paper & Forest Products (3.0%)
Forest Products (0.5%)
Svenska Cellulosa AB SCA, Class B*	4,377	59,998

Paper Products (2.5%)
Mondi plc	3,500	73,659
Oji Holdings Corp.	6,120	28,087
Stora Enso OYJ, Class R	4,199	65,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
UPM-Kymmene OYJ	3,835	$116,722

		284,269

Total Paper & Forest Products		344,267

Total Common Stocks (99.7%) (Cost $17,530,354)		11,455,662

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $8,352, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $8,519.(xx)	$8,352	8,352

Total Short-Term Investment (0.0%) (Cost $8,352)		8,352

Total Investments in Securities (99.7%) (Cost $17,538,706)		11,464,014
Other Assets Less Liabilities (0.3%)		28,951

Net Assets (100%)		$11,492,965

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $13,610. This was collateralized by $5,964 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 10/22/20-5/15/48 and by cash of $8,352 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	20.5%
Austria	0.4
Brazil	1.4
Canada	13.5
Chile	0.5
China	0.4
Finland	1.6
France	5.3
Germany	0.1
Israel	0.2
Italy	1.2
Japan	2.1
Luxembourg	0.6
Netherlands	6.0
Norway	1.5
Portugal	0.3
Russia	0.1
South Africa	1.9
Spain	0.6
Sweden	1.3
United Kingdom	4.3
United States	35.6
Zambia	0.3
Cash and Other	0.3

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$269,374	$44,170	$—	$313,544
Energy	3,147,560	2,370,221	—	5,517,781
Materials	2,436,224	3,188,113	—	5,624,337
Short-Term Investment
Repurchase Agreement	—	8,352	—	8,352

Total Assets	$5,853,158	$5,610,856	$—	$11,464,014

Total Liabilities	$—	$—	$—	$—

Total	$5,853,158	$5,610,856	$—	$11,464,014

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,429,807
Aggregate gross unrealized depreciation	(7,667,687)

Net unrealized depreciation	$(6,237,880)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$17,701,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (78.3%)
Diversified REITs (8.3%)
Activia Properties, Inc. (REIT)	14	$53,240
American Assets Trust, Inc. (REIT)	1,028	24,765
Armada Hoffler Properties, Inc. (REIT)	1,150	10,649
Artis REIT (REIT)	2,397	14,311
BMO Real Estate Investments Ltd. (REIT)	4,939	3,290
Charter Hall Long Wale REIT (REIT)	8,979	32,338
Cofinimmo SA (REIT)	588	88,302
Colony Capital, Inc. (REIT)	9,849	26,888
Cominar REIT (REIT)(x)	3,464	19,095
Custodian Reit plc (REIT)	8,004	9,178
Daiwa House REIT Investment Corp. (REIT)	42	107,551
Empire State Realty Trust, Inc. (REIT), Class A	2,953	18,072
Essential Properties Realty Trust, Inc. (REIT)	1,870	34,258
Gecina SA (REIT)	1,057	139,841
Global Net Lease, Inc. (REIT)	1,826	29,033
Goodman Property Trust (REIT)	22,544	35,133
GPT Group (The) (REIT)	40,405	113,233
H&R REIT (REIT)(x)	5,751	41,765
Hulic Reit, Inc. (REIT)	23	30,473
Icade (REIT)	662	37,160
Kenedix Office Investment Corp. (REIT)	8	48,017
Land Securities Group plc (REIT)	14,749	99,313
Lar Espana Real Estate SOCIMI SA (REIT)	1,259	5,792
Leasinvest Real Estate SCA (REIT)	50	4,747
LondonMetric Property plc (REIT)	18,176	51,976
LXI REIT plc (REIT)(m)	10,776	14,986
Merlin Properties SOCIMI SA (REIT)	6,866	57,178
Mirvac Group (REIT)	81,515	127,667
NIPPON REIT Investment Corp. (REIT)	9	30,713
Nomura Real Estate Master Fund, Inc. (REIT)	92	115,666
Premier Investment Corp. (REIT)	26	30,341
PS Business Parks, Inc. (REIT)	401	49,078
RDI REIT plc (REIT)	5,506	6,256
Schroder REIT Ltd. (REIT)	10,703	4,459
Sekisui House Reit, Inc. (REIT)	83	61,375
Standard Life Investment Property Income Trust Ltd. (REIT)	8,400	5,033
Stockland (REIT)	49,423	134,251
STORE Capital Corp. (REIT)	4,805	131,801
Suntec REIT (REIT)	42,724	45,734
Tokyu REIT, Inc. (REIT)	18	25,241
United Urban Investment Corp. (REIT)	61	68,030
VEREIT, Inc. (REIT)	22,319	145,074
Washington REIT (REIT)	1,650	33,215
WP Carey, Inc. (REIT)	3,544	230,927

		2,395,445

Health Care REITs (7.5%)
Aedifica SA (REIT)	564	68,838
Assura plc (REIT)	54,155	53,806
CareTrust REIT, Inc. (REIT)	1,931	34,362
Community Healthcare Trust, Inc. (REIT)	430	20,107
Diversified Healthcare Trust (REIT)	4,852	17,079
Healthcare Realty Trust, Inc. (REIT)	2,755	82,981
Healthcare Trust of America, Inc. (REIT), Class A	4,480	116,480
Healthpeak Properties, Inc. (REIT)	11,115	301,772
Impact Healthcare Reit plc (REIT)(m)	4,846	6,169
LTC Properties, Inc. (REIT)	753	26,250
Medical Properties Trust, Inc. (REIT)	10,727	189,117
National Health Investors, Inc. (REIT)	892	53,761
NorthWest Healthcare Properties REIT (REIT)	3,081	26,285
Omega Healthcare Investors, Inc. (REIT)	4,635	138,772
Parkway Life REIT (REIT)	8,000	24,322
Physicians Realty Trust (REIT)	4,255	76,207
Primary Health Properties plc (REIT)	26,865	51,381
Sabra Health Care REIT, Inc. (REIT)	4,196	57,842
Target Healthcare REIT plc (REIT)	9,467	12,823
Universal Health Realty Income Trust (REIT)	262	14,931
Ventas, Inc. (REIT)	7,696	322,924
Welltower, Inc. (REIT)	8,640	475,978

		2,172,187

Hotel & Resort REITs (2.0%)
Apple Hospitality REIT, Inc. (REIT)	4,321	41,525
Ascott Residence Trust (REIT)	36,813	24,179
CDL Hospitality Trusts (REIT)	16,320	12,659
DiamondRock Hospitality Co. (REIT)	4,060	20,584
Host Hotels & Resorts, Inc. (REIT)	14,404	155,419
Invincible Investment Corp. (REIT)	101	30,078
Japan Hotel REIT Investment Corp. (REIT)	92	45,426
Park Hotels & Resorts, Inc. (REIT)	4,827	48,222
Pebblebrook Hotel Trust (REIT)	2,625	32,891
RLJ Lodging Trust (REIT)	3,324	28,786
Ryman Hospitality Properties, Inc. (REIT)	998	36,726
Service Properties Trust (REIT)	3,349	26,625
Summit Hotel Properties, Inc. (REIT)	2,113	10,945
Sunstone Hotel Investors, Inc. (REIT)	4,376	34,746
Xenia Hotels & Resorts, Inc. (REIT)	2,313	20,308

		569,119

Industrial REITs (14.4%)
Aberdeen Standard European Logistics Income plc (REIT)(m)	4,777	6,591
Americold Realty Trust (REIT)	4,201	150,186
Ascendas REIT (REIT)	60,942	145,489
Dream Industrial REIT (REIT)	3,130	26,586
Duke Realty Corp. (REIT)	7,596	280,292
EastGroup Properties, Inc. (REIT)	829	107,215
First Industrial Realty Trust, Inc. (REIT)	2,606	103,719
Frasers Logistics & Commercial Trust (REIT)(m)	51,590	52,609
GLP J-REIT (REIT)	78	120,411
Granite REIT (REIT)	1,202	69,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial & Infrastructure Fund Investment Corp. (REIT)	39	$66,829
Industrial Logistics Properties Trust (REIT)	1,320	28,868
Innovative Industrial Properties, Inc. (REIT)	441	54,733
Japan Logistics Fund, Inc. (REIT)	18	51,633
LaSalle Logiport REIT (REIT)	33	55,107
Lexington Realty Trust (REIT)	5,594	58,457
Mapletree Industrial Trust (REIT)	33,920	80,104
Mapletree Logistics Trust (REIT)	52,778	79,283
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	6	24,794
Mitsui Fudosan Logistics Park, Inc. (REIT)(x)	9	43,032
Monmouth Real Estate Investment Corp. (REIT)	1,932	26,758
Montea C.V.A (REIT)	262	31,012
Nippon Prologis REIT, Inc. (REIT)	44	148,569
Prologis, Inc. (REIT)	15,250	1,534,455
Rexford Industrial Realty, Inc. (REIT)	2,543	116,368
Segro plc (REIT)	24,641	296,212
STAG Industrial, Inc. (REIT)	3,055	93,147
Summit Industrial Income REIT (REIT)	2,581	24,888
Terreno Realty Corp. (REIT)	1,366	74,802
Tritax Big Box REIT plc (REIT)	35,360	70,776
Warehouses De Pauw CVA (CVA) (REIT)	2,767	100,698
WPT Industrial REIT (REIT)	1,114	14,148

		4,137,532

Office REITs (10.9%)
Alexandria Real Estate Equities, Inc. (REIT)	2,622	419,520
Allied Properties REIT (REIT)	2,533	68,197
alstria office REIT-AG (REIT)	3,670	51,064
Befimmo SA (REIT)	445	19,893
Boston Properties, Inc. (REIT)	3,205	257,362
Brandywine Realty Trust (REIT)	3,462	35,797
CapitaLand Commercial Trust (REIT)	56,457	68,344
Champion REIT (REIT)	40,826	20,255
Columbia Property Trust, Inc. (REIT)	2,331	25,431
Corporate Office Properties Trust (REIT)	2,306	54,698
Cousins Properties, Inc. (REIT)	3,011	86,085
Covivio (REIT)	1,052	74,258
Cromwell Property Group (REIT)	31,538	19,372
Daiwa Office Investment Corp. (REIT)	6	34,434
Derwent London plc (REIT)	2,110	70,058
Dexus (REIT)	22,643	144,505
Douglas Emmett, Inc. (REIT)	3,409	85,566
Dream Office REIT (REIT)	902	12,295
Easterly Government Properties, Inc. (REIT)	1,605	35,968
Equity Commonwealth (REIT)	2,364	62,953
Franklin Street Properties Corp. (REIT)	2,103	7,697
Global One REIT (REIT)	19	18,340
Great Portland Estates plc (REIT)	5,279	40,738
Hibernia REIT plc (London Stock Exchange) (REIT)	10,301	12,409
Hibernia REIT plc (Turquoise Stock Exchange) (REIT)	3,926	4,589
Highwoods Properties, Inc. (REIT)	2,117	71,068
Hudson Pacific Properties, Inc. (REIT)	3,097	67,917
Ichigo Office REIT Investment Corp. (REIT)	24	17,529
Inmobiliaria Colonial SOCIMI SA (REIT)	6,759	55,848
Intervest Offices & Warehouses NV (REIT)	470	12,431
Invesco Office J-Reit, Inc. (REIT)	180	25,018
Japan Excellent, Inc. (REIT)	25	29,233
Japan Prime Realty Investment Corp. (REIT)	18	55,896
Japan Real Estate Investment Corp. (REIT)	27	138,047
JBG SMITH Properties (REIT)	2,493	66,663
Keppel REIT (REIT)	40,652	32,014
Kilroy Realty Corp. (REIT)	2,353	122,262
Mack-Cali Realty Corp. (REIT)	1,766	22,287
Manulife US REIT (REIT)(m)	29,476	21,896
MCUBS MidCity Investment Corp. (REIT)	34	26,267
Mori Hills REIT Investment Corp. (REIT)	32	41,555
Mori Trust Sogo Reit, Inc. (REIT)	20	25,321
Nippon Building Fund, Inc. (REIT)	27	153,281
NSI NV (REIT)	383	13,470
Office Properties Income Trust (REIT)	944	19,560
Orix JREIT, Inc. (REIT)	54	83,305
Paramount Group, Inc. (REIT)	3,900	27,612
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,586	35,092
Precinct Properties New Zealand Ltd. (REIT)	21,913	24,501
Regional REIT Ltd. (REIT)(m)	7,596	6,414
SL Green Realty Corp. (REIT)	1,485	68,859
Vornado Realty Trust (REIT)	3,593	121,120
Workspace Group plc (REIT)	2,763	19,175

		3,133,469

Residential REITs (12.5%)
Advance Residence Investment Corp. (REIT)	27	79,757
American Campus Communities, Inc. (REIT)	2,819	98,439
American Homes 4 Rent (REIT), Class A	5,360	152,653
Apartment Investment and Management Co. (REIT), Class A	3,040	102,509
AvalonBay Communities, Inc. (REIT)	2,941	439,209
Boardwalk REIT (REIT)	777	16,018
Camden Property Trust (REIT)	1,947	173,244
Canadian Apartment Properties REIT (REIT)	3,535	123,316
Civitas Social Housing plc (REIT)(m)	12,892	17,519
Comforia Residential REIT, Inc. (REIT)	13	38,000
Daiwa Securities Living Investments Corp. (REIT)(x)	38	39,274
Empiric Student Property plc (REIT)	12,115	9,533
Equity LifeStyle Properties, Inc. (REIT)	3,601	220,741
Equity Residential (REIT)	7,580	389,081
Essex Property Trust, Inc. (REIT)	1,370	275,082
GCP Student Living plc (REIT)	9,427	14,992

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Independence Realty Trust, Inc. (REIT)	1,912	$22,160
InterRent REIT (REIT)	2,290	21,669
Investors Real Estate Trust (REIT)	249	16,227
Invitation Homes, Inc. (REIT)	11,568	323,788
Irish Residential Properties REIT plc (REIT)	9,060	14,971
Kenedix Residential Next Investment Corp. (REIT)	19	33,640
Killam Apartment REIT (REIT)	1,992	25,971
Mid-America Apartment Communities, Inc. (REIT)	2,389	277,005
NexPoint Residential Trust, Inc. (REIT)	450	19,958
Nippon Accommodations Fund, Inc. (REIT)	9	51,958
Northview Apartment REIT (REIT)	1,221	33,029
Sun Communities, Inc. (REIT)	2,025	284,735
Triple Point Social Housing REIT plc (REIT)(m)	6,546	9,047
UDR, Inc. (REIT)	6,015	196,149
UNITE Group plc (The) (REIT)	6,599	71,552
Xior Student Housing NV (REIT)(m)	314	20,424

		3,611,650

Retail REITs (12.3%)
Acadia Realty Trust (REIT)	1,710	17,955
AEON REIT Investment Corp. (REIT)	32	36,933
Agree Realty Corp. (REIT)	1,117	71,086
Alexander’s, Inc. (REIT)	44	10,790
American Finance Trust, Inc. (REIT)	2,219	13,913
Ascencio (REIT)	117	5,734
British Land Co. plc (The) (REIT)	19,151	83,261
Brixmor Property Group, Inc. (REIT)	6,087	71,157
Brookfield Property REIT, Inc. (REIT), Class A(x)	937	11,469
BWP Trust (REIT)	10,092	29,257
Capital & Counties Properties plc (REIT)	15,184	21,876
CapitaLand Mall Trust (REIT)	49,712	70,781
Carmila SA (REIT)	790	7,179
Charter Hall Retail REIT (REIT)	9,976	24,071
Choice Properties REIT (REIT)	5,249	50,379
Crombie REIT (REIT)	1,915	18,941
Eurocommercial Properties NV (CVA) (REIT)	982	11,352
Federal Realty Investment Trust (REIT)	1,565	114,934
First Capital Realty, Inc. (REIT)	4,455	43,361
Fortune REIT (REIT)(x)	27,865	23,349
Frasers Centrepoint Trust (REIT)	14,688	25,886
Frontier Real Estate Investment Corp. (REIT)	10	34,093
Fukuoka REIT Corp. (REIT)	14	18,145
Getty Realty Corp. (REIT)	684	17,791
Hamborner REIT AG (REIT)	1,420	14,516
Hammerson plc (REIT)(x)*	71,475	15,020
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,358	4,719
Japan Retail Fund Investment Corp. (REIT)	54	83,621
Kenedix Retail REIT Corp. (REIT)	11	22,099
Kimco Realty Corp. (REIT)	8,496	95,665
Kite Realty Group Trust (REIT)	1,701	19,698
Kiwi Property Group Ltd. (REIT)	32,516	22,890
Klepierre SA (REIT)(x)	3,829	53,717
Link REIT (REIT)	42,643	348,580
Macerich Co. (The) (REIT)(x)	3,046	20,682
Mapletree Commercial Trust (REIT)	45,326	64,867
Mercialys SA (REIT)	1,261	6,952
National Retail Properties, Inc. (REIT)	3,506	120,992
NewRiver REIT plc (REIT)	6,221	3,962
Realty Income Corp. (REIT)	7,135	433,451
Regency Centers Corp. (REIT)	3,476	132,158
Retail Estates NV (REIT)	208	13,559
Retail Opportunity Investments Corp. (REIT)	2,336	24,329
Retail Properties of America, Inc. (REIT), Class A	4,406	25,599
RioCan REIT (REIT)(x)	6,553	69,194
RPT Realty (REIT)	1,617	8,796
Scentre Group (REIT)	107,561	170,194
Shaftesbury plc (REIT)	4,616	29,628
Shopping Centres Australasia Property Group (REIT)	22,199	34,100
Simon Property Group, Inc. (REIT)	6,311	408,195
SITE Centers Corp. (REIT)	3,118	22,450
SmartCentres REIT (REIT)	2,687	40,359
Spirit Realty Capital, Inc. (REIT)	2,114	71,348
Tanger Factory Outlet Centers, Inc. (REIT)(x)	1,843	11,113
Taubman Centers, Inc. (REIT)	1,234	41,080
Unibail-Rodamco-Westfield (REIT)(x)	2,825	104,238
Urban Edge Properties (REIT)	2,351	22,852
Vastned Retail NV (REIT)	353	9,427
Vicinity Centres (REIT)	77,754	76,833
Weingarten Realty Investors (REIT)	2,472	41,925
Wereldhave Belgium Comm VA (REIT)	8	408
Wereldhave NV (REIT)	822	7,514

		3,530,423

Specialized REITs (10.4%)
Big Yellow Group plc (REIT)	3,367	45,133
CubeSmart (REIT)	3,973	128,368
CyrusOne, Inc. (REIT)	2,431	170,243
Digital Realty Trust, Inc. (REIT)	5,543	813,491
EPR Properties (REIT)	1,522	41,855
Extra Space Storage, Inc. (REIT)	2,640	282,453
Four Corners Property Trust, Inc. (REIT)	1,440	36,850
Gaming and Leisure Properties, Inc. (REIT)	4,264	157,469
Keppel DC REIT (REIT)	25,108	53,661
Life Storage, Inc. (REIT)	964	101,480
National Storage Affiliates Trust (REIT)	1,271	41,574
National Storage REIT (REIT)	20,246	26,368
Public Storage (REIT)	3,158	703,350
QTS Realty Trust, Inc. (REIT), Class A	1,257	79,216
Safehold, Inc. (REIT)(x)	350	21,735
Safestore Holdings plc (REIT)	4,259	42,760
VICI Properties, Inc. (REIT)	11,010	257,304

		3,003,310

Total Equity Real Estate Investment Trusts (REITs)		22,553,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care Providers & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	4,404	$33,405

Total Health Care Providers & Services		33,405

Hotels, Restaurants & Leisure (0.1%)
Hotels, Resorts & Cruise Lines (0.1%)
Pandox AB*	1,827	20,972

Total Hotels, Restaurants & Leisure		20,972

Real Estate Management & Development (19.9%)
Diversified Real Estate Activities (6.7%)
Allreal Holding AG (Registered)	292	62,942
CapitaLand Ltd.	51,871	103,642
City Developments Ltd.	9,727	54,707
Hang Lung Properties Ltd.	41,952	106,979
Mitsubishi Estate Co. Ltd.	23,602	356,722
Mitsui Fudosan Co. Ltd.	19,174	333,968
New World Development Co. Ltd.	29,559	143,902
Nomura Real Estate Holdings, Inc.	2,339	44,489
Sumitomo Realty & Development Co. Ltd.(x)	8,180	242,006
Sun Hung Kai Properties Ltd.	29,446	377,495
Tokyo Tatemono Co. Ltd.	4,103	50,217
UOL Group Ltd.	10,222	50,066

		1,927,135

Real Estate Development (1.2%)
CK Asset Holdings Ltd.	55,732	271,921
Helical plc	2,071	7,910
Sino Land Co. Ltd.	68,466	79,680

		359,511

Real Estate Operating Companies (12.0%)
ADO Properties SA(m)*	1,324	36,694
Aeon Mall Co. Ltd.	2,454	34,496
Amot Investments Ltd.	2,800	12,781
Aroundtown SA*	24,764	124,476
Atrium Ljungberg AB, Class B	980	16,030
Azrieli Group Ltd.	761	33,906
CA Immobilien Anlagen AG	1,415	41,884
Castellum AB	5,587	127,068
Catena AB	519	22,940
Citycon OYJ(x)	1,579	12,428
CLS Holdings plc	3,200	8,783
Deutsche EuroShop AG*	1,025	12,737
Deutsche Wohnen SE	7,193	359,914
Dios Fastigheter AB	1,740	12,329
Entra ASA(m)	3,465	48,818
Fabege AB	5,456	75,661
Fastighets AB Balder, Class B*	2,015	102,342
Grainger plc	13,689	52,395
Grand City Properties SA	2,321	56,085
Hiag Immobilien Holding AG*	57	5,532
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	926
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,776	88,547
Hufvudstaden AB, Class A	2,269	31,616
Hulic Co. Ltd.	7,520	70,534
Hysan Development Co. Ltd.	12,698	37,993
Intershop Holding AG	23	14,854
Kennedy-Wilson Holdings, Inc.	2,489	36,140
Klovern AB, Class B	10,498	19,332
Kojamo OYJ	4,059	87,155
Kungsleden AB	3,886	36,881
LEG Immobilien AG	1,462	208,704
Mobimo Holding AG (Registered)*	135	39,648
Nyfosa AB*	3,614	32,078
Phoenix Spree Deutschland Ltd.	1,702	7,202
PSP Swiss Property AG (Registered)	886	107,168
Samhallsbyggnadsbolaget i Norden AB(x)	19,436	58,914
Shurgard Self Storage SA	500	21,807
Sirius Real Estate Ltd.	19,760	18,579
Swire Properties Ltd.	21,826	57,671
Swiss Prime Site AG (Registered)	1,556	141,226
TAG Immobilien AG*	2,610	78,762
TLG Immobilien AG*	247	5,091
Tritax EuroBox plc(m)	8,722	9,880
Vonovia SE	11,724	805,656
Wallenstam AB, Class B	3,409	51,955
Wharf Real Estate Investment Co. Ltd.	34,014	139,240
Wihlborgs Fastigheter AB	2,746	54,389

		3,459,247

Total Real Estate Management & Development		5,745,893

Total Common Stocks (98.4%) (Cost $29,787,375)		28,353,405

CLOSED END FUNDS:
BMO Commercial Property Trust Ltd. (REIT)	10,875	9,071
Picton Property Income Ltd. (The) (REIT)	11,292	9,114
UK Commercial Property REIT Ltd. (REIT)(x)	15,234	13,389

Total Closed End Funds (0.1%) (Cost $45,263)		31,574

EXCHANGE TRADED FUNDS (ETF):
Equity (0.9%)
iShares International Developed Real Estate ETF(x)	5,073	121,397
iShares U.S. Real Estate ETF	1,505	120,159

Total Exchange Traded Funds (0.9%) (Cost $244,072)		241,556

	Number of Rights	Value (Note 1)
RIGHTS:
Equity Real Estate Investment Trusts (REITs) (0.0%)
Residential REITs (0.0%)
Triple Point Social Housing REIT plc, expiring 10/19/20(r)* (Cost $—)	1,091	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (1.2%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $187,126, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $190,868.(xx)	$187,125	187,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $110,867.(xx)	$100,000	$100,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $60,056, collateralized by various Common Stocks; total market value $66,740.(xx)	60,056	60,056

Total Repurchase Agreements		347,181

Total Short-Term Investments (1.2%) (Cost $347,181)		347,181

Total Investments in Securities (100.6%) (Cost $30,423,891)		28,973,716
Other Assets Less Liabilities (-0.6%)		(164,554)

Net Assets (100%)		$28,809,162

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $251,047 or 0.9% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $702,291. This was collateralized by $392,302 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20 - 2/15/50 and by cash of $347,181 which was subsequently invested in joint repurchase agreements.

Glossary:

CVA — Dutch Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	3.2%
Austria	0.1
Belgium	1.3
Canada	2.8
Finland	0.3
France	1.5
Germany	6.2
Guernsey	0.1
Hong Kong	5.9
Ireland	0.1
Israel	0.2
Italy	0.0 #
Japan	11.7
Netherlands	0.1
New Zealand	0.3
Norway	0.2
Singapore	3.5
Spain	0.4
Sweden	2.3
Switzerland	1.3
United Kingdom	4.5
United States	54.6
Cash and Other	(0.6)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$31,574	$—		$31,574
Common Stocks
Consumer Discretionary	—	20,972	—		20,972
Health Care	33,405	—	—		33,405
Real Estate	15,894,047	12,404,981	—		28,299,028
Exchange Traded Funds	241,556	—	—		241,556
Rights
Real Estate	—	—	—	(a)	—	(a)
Short-Term Investments
Repurchase Agreements	—	347,181	—		347,181

Total Assets	$16,169,008	$12,804,708	$—		$28,973,716

Total Liabilities	$—	$—	$—		$—

Total	$16,169,008	$12,804,708	$—		$28,973,716

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,988,570
Aggregate gross unrealized depreciation	(6,311,037)

Net unrealized depreciation	$(2,322,467)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$31,296,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	9,521	$19,042
ATN International, Inc.	1,674	83,934
Cincinnati Bell, Inc.*	5,307	79,605
Consolidated Communications Holdings, Inc.*	10,381	59,068
IDT Corp., Class B*	563	3,704
Iridium Communications, Inc.*	6,736	172,307
Liberty Latin America Ltd., Class A*	7,692	63,459
Liberty Latin America Ltd., Class C*	24,736	201,351
ORBCOMM, Inc.*	9,955	33,847
Vonage Holdings Corp.*	16,260	166,340

		882,657

Entertainment (2.8%)
AMC Entertainment Holdings, Inc., Class A(x)	8,987	42,329
Cinemark Holdings, Inc.	17,164	171,640
Eros STX Global Corp.(x)*	24,253	53,599
Gaia, Inc.*	1,807	17,763
IMAX Corp.*	7,910	94,604
Liberty Media Corp.-Liberty Braves, Class A*	784	16,370
Liberty Media Corp.-Liberty Braves, Class C*	2,236	46,978
Lions Gate Entertainment Corp., Class B*	32,000	279,040
Live Nation Entertainment, Inc.*	127,100	6,848,148
LiveXLive Media, Inc.(x)*	7,036	18,258
Marcus Corp. (The)	3,477	26,877

		7,615,606

Interactive Media & Services (0.5%)
Cars.com, Inc.*	10,816	87,393
COOKPAD, Inc.*	246,000	873,744
DHI Group, Inc.*	7,659	17,309
Liberty TripAdvisor Holdings, Inc., Class A*	11,359	19,651
QuinStreet, Inc.*	5,124	81,164
TrueCar, Inc.*	17,214	86,070
Yelp, Inc.*	9,382	188,485

		1,353,816

Media (0.5%)
AMC Networks, Inc., Class A*	3,860	95,381
Boston Omaha Corp., Class A*	2,090	33,440
Central European Media Enterprises Ltd., Class A*	7,123	29,845
comScore, Inc.*	9,564	19,511
Daily Journal Corp.(x)*	29	7,018
Emerald Holding, Inc.(x)	3,972	8,103
Entercom Communications Corp., Class A	20,169	32,472
Entravision Communications Corp., Class A	9,881	15,019
EW Scripps Co. (The), Class A	9,010	103,075
Fluent, Inc.*	6,561	16,271
Gannett Co., Inc.(x)	22,312	29,006
Gray Television, Inc.*	9,729	133,968
Hemisphere Media Group, Inc.*	2,969	25,801
iHeartMedia, Inc., Class A(x)*	9,853	80,006
Loral Space & Communications, Inc.	1,785	32,666
Meredith Corp.	2,993	39,268
MSG Networks, Inc., Class A*	6,183	59,171
National CineMedia, Inc.	10,614	28,817
Saga Communications, Inc., Class A	718	14,274
Scholastic Corp.	4,577	96,071
Sinclair Broadcast Group, Inc., Class A(x)	7,093	136,398
TEGNA, Inc.	35,243	414,105
Tribune Publishing Co.	2,819	32,870
WideOpenWest, Inc.*	4,564	23,687

		1,506,243

Wireless Telecommunication Services (0.0%)
Gogo, Inc.(x)*	683	6,311
Spok Holdings, Inc.	2,577	24,507

		30,818

Total Communication Services		11,389,140

Consumer Discretionary (14.6%)
Auto Components (1.0%)
Adient plc*	14,131	244,890
American Axle & Manufacturing Holdings, Inc.*	17,971	103,693
Cooper Tire & Rubber Co.	8,098	256,707
Cooper-Standard Holdings, Inc.*	2,862	37,807
Dana, Inc.	23,393	288,202
Dorman Products, Inc.*	8,000	723,040
Goodyear Tire & Rubber Co. (The)	37,094	284,511
Modine Manufacturing Co.*	7,653	47,831
Motorcar Parts of America, Inc.*	2,578	40,114
Standard Motor Products, Inc.	2,870	128,145
Stoneridge, Inc.*	4,323	79,413
Tenneco, Inc., Class A*	8,463	58,733
Workhorse Group, Inc.(x)*	15,146	382,891

		2,675,977

Distributors (0.0%)
Core-Mark Holding Co., Inc.	462	13,366
Funko, Inc., Class A(x)*	3,543	20,514
Weyco Group, Inc.	1,039	16,800

		50,680

Diversified Consumer Services (0.4%)
Adtalem Global Education, Inc.*	8,346	204,811
American Public Education, Inc.*	2,249	63,399
Carriage Services, Inc.	2,556	57,024
Collectors Universe, Inc.	219	10,838
Franchise Group, Inc.	3,109	78,844
Houghton Mifflin Harcourt Co.*	17,381	30,069
K12, Inc.*	6,406	168,734
Laureate Education, Inc., Class A*	17,274	229,399
OneSpaWorld Holdings Ltd.	6,955	45,208
Regis Corp.*	4,067	24,971
Universal Technical Institute, Inc.*	31	158
Vivint Smart Home, Inc.*	9,119	155,753
WW International, Inc.*	5,693	107,427

		1,176,635

Hotels, Restaurants & Leisure (4.0%)
BBX Capital Corp.*	1,911	25,588
Biglari Holdings, Inc., Class A*	9	4,390
Biglari Holdings, Inc., Class B*	188	16,734
BJ’s Restaurants, Inc.	3,554	104,630
Bluegreen Vacations Corp.	1,147	5,620
Boyd Gaming Corp.	13,077	401,333
Brinker International, Inc.	2,390	102,101
Caesars Entertainment, Inc.*	9,233	517,602
Carrols Restaurant Group, Inc.*	5,368	34,624
Century Casinos, Inc.*	4,306	23,597
Cheesecake Factory, Inc. (The)(x)	6,845	189,880
Chuy’s Holdings, Inc.*	3,175	62,167
Cracker Barrel Old Country Store, Inc.	2,192	251,335
Dave & Buster’s Entertainment, Inc.	4,544	68,887
Del Taco Restaurants, Inc.*	4,561	37,400
Denny’s Corp.*	3,493	34,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dine Brands Global, Inc.	2,345	$128,014
El Pollo Loco Holdings, Inc.*	2,912	47,175
Everi Holdings, Inc.*	8,325	68,681
Fiesta Restaurant Group, Inc.*	2,860	26,798
GAN Ltd.(x)*	208	3,515
Golden Entertainment, Inc.*	1,644	22,737
International Game Technology plc(x)	15,992	177,991
Jack in the Box, Inc.	3,235	256,568
Kura Sushi USA, Inc., Class A(x)*	729	9,550
Marriott Vacations Worldwide Corp.	5,660	513,985
Monarch Casino & Resort, Inc.*	550	24,530
Nathan’s Famous, Inc.	425	21,781
Noodles & Co.*	2,553	17,539
Papa John’s International, Inc.	751	61,792
Penn National Gaming, Inc.*	12,163	884,250
PlayAGS, Inc.*	2,747	9,724
RCI Hospitality Holdings, Inc.(x)	1,321	26,948
Red Robin Gourmet Burgers, Inc.(x)*	2,507	32,992
Red Rock Resorts, Inc., Class A	2,601	44,477
Scientific Games Corp., Class A*	2,553	89,125
SeaWorld Entertainment, Inc.*	4,582	90,357
Target Hospitality Corp.(x)*	6,397	7,804
Wendy’s Co. (The)	300,000	6,688,500

		11,135,651

Household Durables (1.7%)
Beazer Homes USA, Inc.*	4,514	59,585
Casper Sleep, Inc.(x)*	3,213	23,101
Century Communities, Inc.*	4,715	199,586
Ethan Allen Interiors, Inc.	3,681	49,841
GoPro, Inc., Class A*	2,295	10,396
Green Brick Partners, Inc.*	4,010	64,561
Hamilton Beach Brands Holding Co., Class A	729	14,179
Hooker Furniture Corp.	1,818	46,959
KB Home	12,099	464,481
La-Z-Boy, Inc.	7,183	227,198
Legacy Housing Corp.*	912	12,476
Lifetime Brands, Inc.	1,891	17,870
M.D.C. Holdings, Inc.	8,166	384,619
M/I Homes, Inc.*	4,509	207,639
Meritage Homes Corp.*	5,653	624,035
Taylor Morrison Home Corp., Class A*	18,252	448,817
TRI Pointe Group, Inc.*	95,299	1,728,724
Tupperware Brands Corp.*	7,985	160,978
Turtle Beach Corp.*	2,116	38,511
Universal Electronics, Inc.*	345	13,020
VOXX International Corp.(x)*	2,952	22,701

		4,819,277

Internet & Direct Marketing Retail (0.1%)
CarParts.com, Inc.(x)*	249	2,692
Duluth Holdings, Inc., Class B(x)*	1,584	19,356
Groupon, Inc.*	3,705	75,582
Lands’ End, Inc.*	1,729	22,529
Liquidity Services, Inc.*	4,497	33,548
Magnite, Inc.(x)*	7,134	49,546
Overstock.com, Inc.*	1,216	88,342
Quotient Technology, Inc.*	5,827	43,003
Stitch Fix, Inc., Class A(x)*	1,531	41,536

		376,134

Leisure Products (0.4%)
Acushnet Holdings Corp.	4,196	141,028
American Outdoor Brands, Inc.*	2,256	29,396
Callaway Golf Co.	15,021	287,502
Clarus Corp.	3,586	50,634
Escalade, Inc.	1,618	29,593
Johnson Outdoors, Inc., Class A	461	37,751
Nautilus, Inc.*	4,784	82,093
Smith & Wesson Brands, Inc.	8,709	135,164
Sturm Ruger & Co., Inc.	368	22,507
Vista Outdoor, Inc.*	9,478	191,266

		1,006,934

Multiline Retail (0.2%)
Big Lots, Inc.	5,819	259,528
Dillard’s, Inc., Class A(x)	1,185	43,276
Macy’s, Inc.(x)	50,220	286,254

		589,058

Specialty Retail (6.3%)
Aaron’s, Inc.	9,459	535,852
Abercrombie & Fitch Co., Class A	9,924	138,241
American Eagle Outfitters, Inc.	24,320	360,179
America’s Car-Mart, Inc.*	224	19,013
Asbury Automotive Group, Inc.*	1,893	184,473
At Home Group, Inc.*	8,654	128,598
AutoNation, Inc.*	123,250	6,523,623
Bed Bath & Beyond, Inc.(x)	20,411	305,757
Boot Barn Holdings, Inc.*	312	8,780
Buckle, Inc. (The)	4,643	94,671
Caleres, Inc.	5,972	57,092
Cato Corp. (The), Class A	3,696	28,903
Chico’s FAS, Inc.	19,296	18,765
Children’s Place, Inc. (The)(x)	753	21,348
Citi Trends, Inc.	1,557	38,894
Conn’s, Inc.*	2,891	30,587
Container Store Group, Inc. (The)*	3,228	20,046
Designer Brands, Inc., Class A	9,720	52,780
Envela Corp.(x)*	849	3,642
Express, Inc.(x)*	11,532	7,035
GameStop Corp., Class A(x)*	9,146	93,289
Genesco, Inc.*	2,163	46,591
Group 1 Automotive, Inc.	2,823	249,525
Guess?, Inc.	6,832	79,388
Haverty Furniture Cos., Inc.	2,673	55,973
Hibbett Sports, Inc.*	2,679	105,070
Hudson Ltd., Class A*	6,203	47,143
Lithia Motors, Inc., Class A	1,830	417,130
Lumber Liquidators Holdings, Inc.*	3,944	86,965
MarineMax, Inc.*	3,338	85,686
Michaels Cos., Inc. (The)(x)*	11,959	115,464
Monro, Inc.	2,651	107,551
National Vision Holdings, Inc.*	2,339	89,443
ODP Corp. (The)	8,364	162,680
Penske Automotive Group, Inc.	127,500	6,076,650
Rent-A-Center, Inc.	991	29,621
Sally Beauty Holdings, Inc.*	18,086	157,167
Shoe Carnival, Inc.(x)	1,582	53,124
Signet Jewelers Ltd.	8,372	156,556
Sleep Number Corp.*	2,678	130,981
Sonic Automotive, Inc., Class A	3,862	155,098
Tilly’s, Inc., Class A	3,370	20,321
Urban Outfitters, Inc.*	11,127	231,553
Winmark Corp.	361	62,157
Zumiez, Inc.*	3,327	92,557

		17,485,962

Textiles, Apparel & Luxury Goods (0.5%)
Fossil Group, Inc.(x)*	7,813	44,847
G-III Apparel Group Ltd.*	6,895	90,393
Kontoor Brands, Inc.	8,278	200,328
Lakeland Industries, Inc.(x)*	1,380	27,324
Movado Group, Inc.	30,714	305,297
Oxford Industries, Inc.	2,622	105,824
Rocky Brands, Inc.	1,088	27,015
Steven Madden Ltd.	7,387	144,046
Superior Group of Cos., Inc.	1,540	35,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Unifi, Inc.*	2,333	$29,956
Vera Bradley, Inc.*	3,315	20,255
Wolverine World Wide, Inc.	12,838	331,734

		1,362,793

Total Consumer Discretionary		40,679,101

Consumer Staples (3.8%)
Beverages (0.5%)
Cott Corp.	25,113	356,605
Crimson Wine Group Ltd.*	215,600	1,067,220
MGP Ingredients, Inc.	606	24,082
NewAge, Inc.(x)*	9,617	16,637

		1,464,544

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	5,001	95,869
Chefs’ Warehouse, Inc. (The)*	4,872	70,839
HF Foods Group, Inc.(x)*	6,119	40,447
Ingles Markets, Inc., Class A	2,254	85,742
Natural Grocers by Vitamin Cottage, Inc.	329	3,244
Performance Food Group Co.*	21,055	728,924
PriceSmart, Inc.	3,445	228,920
Rite Aid Corp.(x)*	8,693	82,497
SpartanNash Co.	5,624	91,952
United Natural Foods, Inc.*	8,838	131,421
Village Super Market, Inc., Class A	1,390	34,208
Weis Markets, Inc.	1,493	71,664

		1,665,727

Food Products (1.0%)
Alico, Inc.	23,203	664,070
B&G Foods, Inc.(x)	1,346	37,378
Bridgford Foods Corp.*	307	5,621
Cal-Maine Foods, Inc.*	3,343	128,271
Darling Ingredients, Inc.*	25,872	932,168
Farmer Bros Co.*	2,947	13,026
Fresh Del Monte Produce, Inc.	4,960	113,683
Hostess Brands, Inc.*	10,753	132,585
J & J Snack Foods Corp.	1,765	230,138
Landec Corp.*	3,934	38,238
Limoneira Co.	1,940	27,742
Sanderson Farms, Inc.	711	83,877
Seneca Foods Corp., Class A*	970	34,658
Simply Good Foods Co. (The)*	13,695	301,975
Tootsie Roll Industries, Inc.	403	12,453
Vital Farms, Inc.(x)*	966	39,152

		2,795,035

Household Products (0.1%)
Central Garden & Pet Co.*	1,014	40,489
Central Garden & Pet Co., Class A*	4,403	159,124
Oil-Dri Corp. of America	763	27,293
WD-40 Co.	125	23,664

		250,570

Personal Products (1.4%)
BellRing Brands, Inc., Class A*	6,324	131,160
Edgewell Personal Care Co.*	8,771	244,535
Inter Parfums, Inc.	93,900	3,507,165
Nature’s Sunshine Products, Inc.*	1,360	15,735
Revlon, Inc., Class A(x)*	1,321	8,349

		3,906,944

Tobacco (0.2%)
Universal Corp.	3,898	163,248
Vector Group Ltd.	19,824	192,095

		355,343

Total Consumer Staples		10,438,163

Energy (14.7%)
Energy Equipment & Services (1.2%)
Archrock, Inc.	20,638	111,032
Aspen Aerogels, Inc.*	2,854	31,251
Bristow Group, Inc.*	1,100	23,375
Cactus, Inc., Class A	3,989	76,549
ChampionX Corp.*	29,775	237,902
DMC Global, Inc.	1,214	39,989
Dril-Quip, Inc.*	5,632	139,448
Exterran Corp.*	3,777	15,712
Frank’s International NV*	24,359	37,513
Helix Energy Solutions Group, Inc.*	22,756	54,842
Liberty Oilfield Services, Inc., Class A	10,521	84,063
Matrix Service Co.*	4,492	37,508
Nabors Industries Ltd.(x)	1,111	27,153
National Energy Services Reunited Corp.*	3,480	22,202
Newpark Resources, Inc.*	14,970	15,719
NexTier Oilfield Solutions, Inc.*	25,590	47,342
Oceaneering International, Inc.*	16,560	58,291
Oil States International, Inc.*	10,353	28,264
Patterson-UTI Energy, Inc.	30,168	85,979
ProPetro Holding Corp.*	12,732	51,692
RPC, Inc.*	8,537	22,538
SEACOR Holdings, Inc.*	3,137	91,224
Select Energy Services, Inc., Class A*	9,131	35,063
Solaris Oilfield Infrastructure, Inc., Class A	5,064	32,106
Subsea 7 SA (ADR)*	200,000	1,416,000
TerraVest Industries, Inc.	16,810	190,754
Tidewater, Inc.*	6,653	44,642
Transocean Ltd.(x)*	91,585	73,900
US Silica Holdings, Inc.	12,697	38,091

		3,170,144

Oil, Gas & Consumable Fuels (13.5%)
Adams Resources & Energy, Inc.(x)	459	9,134
Antero Resources Corp.(x)*	39,049	107,385
Arch Resources, Inc.	2,399	101,910
Ardmore Shipping Corp.	5,213	18,558
Berry Corp.	11,197	35,495
Bonanza Creek Energy, Inc.*	2,994	56,287
Brigham Minerals, Inc., Class A	5,565	49,640
Clean Energy Fuels Corp.*	20,703	51,343
CNX Resources Corp.*	35,729	337,282
Comstock Resources, Inc.(x)*	4,191	18,357
CONSOL Energy, Inc.*	4,240	18,783
Contango Oil & Gas Co.(x)*	12,903	17,290
CVR Energy, Inc.	4,941	61,170
Delek US Holdings, Inc.	9,872	109,875
DHT Holdings, Inc.	17,597	90,801
Diamond S Shipping, Inc., Class S*	4,117	28,284
Dorian LPG Ltd.*	5,177	41,468
Earthstone Energy, Inc., Class A(x)*	4,405	11,409
Energy Fuels, Inc.(x)*	18,950	31,836
Evolution Petroleum Corp.	5,601	12,546
Falcon Minerals Corp.	6,384	15,577
Frontline Ltd.(x)	18,657	121,271
Golar LNG Ltd.*	14,684	88,912
Goodrich Petroleum Corp.*	476	3,660
Green Plains, Inc.*	5,534	85,666
Gulfport Energy Corp.(x)*	22,217	11,711
International Seaways, Inc.	3,865	56,468
Kosmos Energy Ltd.	67,054	65,418
Magnolia Oil & Gas Corp., Class A*	1,325	6,850
Matador Resources Co.*	17,698	146,185
Montage Resources Corp.*	3,383	14,851
NACCO Industries, Inc., Class A	642	11,691
Navigator Holdings Ltd.*	10,000	83,600
NextDecade Corp.(x)*	2,955	8,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nordic American Tankers Ltd.(x)	22,801	$79,576
Overseas Shipholding Group, Inc., Class A*	11,642	24,914
Ovintiv, Inc.	41,962	342,410
Par Pacific Holdings, Inc.*	6,577	44,526
PBF Energy, Inc., Class A	15,925	90,613
PDC Energy, Inc.*	16,117	199,770
Peabody Energy Corp.	9,390	21,597
Penn Virginia Corp.*	2,290	22,557
Permian Basin Royalty Trust	138,600	343,728
PrairieSky Royalty Ltd.(x)	174,300	1,087,780
PrimeEnergy Resources Corp.*	118	7,812
Range Resources Corp.	34,315	227,165
Renewable Energy Group, Inc.*	6,185	330,403
REX American Resources Corp.*	868	56,949
Scorpio Tankers, Inc.(x)	8,154	90,265
SFL Corp. Ltd.	15,388	115,256
SM Energy Co.	19,016	30,235
Southwestern Energy Co.*	95,932	225,440
Talos Energy, Inc.*	2,072	13,364
Tellurian, Inc.(x)*	26,191	20,869
Texas Pacific Land Trust	70,792	31,966,385
Uranium Energy Corp.*	16,168	16,116
W&T Offshore, Inc.(x)*	16,429	29,572
Whiting Petroleum Corp.*	170	2,939
World Fuel Services Corp.	10,018	212,281

		37,532,041

Total Energy		40,702,185

Financials (17.2%)
Banks (7.4%)
1st Constitution Bancorp	1,420	16,898
1st Source Corp.	2,718	83,823
ACNB Corp.	1,266	26,333
Allegiance Bancshares, Inc.	3,189	74,527
Altabancorp	2,576	51,829
Amalgamated Bank, Class A	2,259	23,900
Amerant Bancorp, Inc.*	3,429	31,924
American National Bankshares, Inc.	1,847	38,639
Ameris Bancorp	10,564	240,648
Ames National Corp.	1,533	25,892
Arrow Financial Corp.	2,257	56,621
Atlantic Capital Bancshares, Inc.*	3,056	34,686
Atlantic Union Bankshares Corp.	12,490	266,911
Auburn National BanCorp, Inc.(x)	428	15,519
Banc of California, Inc.	7,079	71,639
BancFirst Corp.	3,003	122,643
Bancorp, Inc. (The)*	8,150	70,416
BancorpSouth Bank	15,877	307,696
Bank First Corp.(x)	97	5,694
Bank of Commerce Holdings	2,829	19,718
Bank of Marin Bancorp	2,070	59,947
Bank of NT Butterfield & Son Ltd. (The)	8,208	182,874
Bank of Princeton (The)	997	18,115
Bank7 Corp.	204	1,918
BankFinancial Corp.	2,298	16,592
BankUnited, Inc.	15,062	330,008
Bankwell Financial Group, Inc.	1,188	16,810
Banner Corp.	4,939	159,332
Bar Harbor Bankshares	2,382	48,950
BayCom Corp.*	1,169	12,041
BCB Bancorp, Inc.	2,421	19,368
Berkshire Hills Bancorp, Inc.	7,523	76,058
Boston Private Financial Holdings, Inc.	13,750	75,900
Bridge Bancorp, Inc.	2,838	49,466
Brookline Bancorp, Inc.	12,521	108,244
Bryn Mawr Bank Corp.	3,309	82,295
Business First Bancshares, Inc.	3,074	46,110
Byline Bancorp, Inc.	3,783	42,672
C&F Financial Corp.	422	12,533
Cadence Bancorp	19,391	166,569
California Bancorp, Inc.(x)*	1,025	11,613
Cambridge Bancorp	770	40,933
Camden National Corp.	2,484	75,079
Capital Bancorp, Inc.*	1,398	13,225
Capital City Bank Group, Inc.	2,320	43,593
Capstar Financial Holdings, Inc.	2,695	26,438
Carter Bank & Trust	3,610	24,007
Cathay General Bancorp	12,117	262,697
CB Financial Services, Inc.	918	17,515
CBTX, Inc.	2,707	44,232
Central Pacific Financial Corp.	3,611	49,001
Central Valley Community Bancorp	1,916	23,663
Century Bancorp, Inc., Class A	441	28,991
Chemung Financial Corp.	487	14,060
ChoiceOne Financial Services, Inc.(x)	1,205	31,354
CIT Group, Inc.	15,914	281,837
Citizens & Northern Corp.	2,285	37,108
Citizens Holding Co.(x)	872	19,550
City Holding Co.	2,608	150,247
Civista Bancshares, Inc.	2,397	30,010
CNB Financial Corp.	2,567	38,171
Coastal Financial Corp.*	1,174	14,382
Codorus Valley Bancorp, Inc.	1,332	17,449
Colony Bankcorp, Inc.	934	10,041
Columbia Banking System, Inc.	11,777	280,881
Community Bank System, Inc.	8,491	462,420
Community Bankers Trust Corp.	2,936	14,915
Community Financial Corp. (The)	739	15,778
Community Trust Bancorp, Inc.	2,438	68,898
ConnectOne Bancorp, Inc.	5,854	82,366
County Bancorp, Inc.(x)	937	17,616
CrossFirst Bankshares, Inc.*	7,791	67,704
Customers Bancorp, Inc.*	4,165	46,648
CVB Financial Corp.	20,741	344,923
Dime Community Bancshares, Inc.	4,465	50,499
Eagle Bancorp Montana, Inc.(x)	1,185	20,880
Eagle Bancorp, Inc.	5,080	136,093
Enterprise Bancorp, Inc.	1,450	30,479
Enterprise Financial Services Corp.	3,821	104,199
Equity Bancshares, Inc., Class A*	2,202	34,131
Esquire Financial Holdings, Inc.*	809	12,135
Evans Bancorp, Inc.	782	17,400
Farmers & Merchants Bancorp, Inc.	1,517	30,355
Farmers National Banc Corp.	4,454	48,638
FB Financial Corp.	4,925	123,716
Fidelity D&D Bancorp, Inc.(x)	588	28,641
Financial Institutions, Inc.	2,444	37,638
First Bancorp (Nasdaq Stock Exchange)	4,550	95,232
First Bancorp (Quotrix Stock Exchange)	34,625	180,743
First Bancorp, Inc. (The)	1,532	32,295
First Bancshares, Inc. (The)	3,350	70,250
First Bank	3,028	18,774
First Busey Corp.	8,349	132,666
First Business Financial Services, Inc.	1,184	16,919
First Capital, Inc.(x)	561	31,444
First Choice Bancorp	1,722	22,885
First Commonwealth Financial Corp.	16,212	125,481
First Community Bankshares, Inc.	2,700	48,735
First Community Corp.(x)	1,341	18,278
First Financial Bancorp	15,523	186,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
First Financial Corp.	2,210	$69,394
First Foundation, Inc.	4,978	65,062
First Guaranty Bancshares, Inc.	639	7,738
First Internet Bancorp	1,376	20,268
First Interstate BancSystem, Inc., Class A	6,746	214,860
First Merchants Corp.	8,651	200,357
First Mid Bancshares, Inc.	2,481	61,901
First Midwest Bancorp, Inc.	18,744	202,060
First Northwest Bancorp	1,572	15,563
First of Long Island Corp. (The)	3,567	52,827
First Savings Financial Group, Inc.(x)	257	13,965
First United Corp.	821	9,614
First Western Financial, Inc.*	845	10,943
Flushing Financial Corp.	4,204	44,226
FNCB Bancorp, Inc.	2,226	11,842
Franklin Financial Services Corp.	689	14,731
Fulton Financial Corp.	25,456	237,504
FVCBankcorp, Inc.*	1,683	16,830
German American Bancorp, Inc.	3,918	106,335
Glacier Bancorp, Inc.	13,756	440,880
Great Southern Bancorp, Inc.	1,724	62,443
Great Western Bancorp, Inc.	8,804	109,610
Guaranty Bancshares, Inc.	1,045	26,010
Hancock Whitney Corp.	13,904	261,534
Hanmi Financial Corp.	3,788	31,099
HarborOne Bancorp, Inc.	8,932	72,081
Hawthorn Bancshares, Inc.	809	15,322
HBT Financial, Inc.	1,612	18,087
Heartland Financial USA, Inc.	5,576	167,252
Heritage Commerce Corp.	9,470	63,023
Heritage Financial Corp.	5,929	109,034
Hilltop Holdings, Inc.	11,580	238,316
Home BancShares, Inc.	24,523	371,769
HomeTrust Bancshares, Inc.	2,371	32,198
Hope Bancorp, Inc.	19,324	146,573
Horizon Bancorp, Inc.	6,911	69,732
Howard Bancorp, Inc.*	2,090	18,768
Independent Bank Corp./MA	5,025	263,210
Independent Bank Corp./MI	3,283	41,267
Independent Bank Group, Inc.	5,946	262,694
International Bancshares Corp.	8,559	223,048
Investar Holding Corp.	1,490	19,102
Investors Bancorp, Inc.	26,584	193,000
Lakeland Bancorp, Inc.	7,719	76,804
Lakeland Financial Corp.	3,777	155,612
Landmark Bancorp, Inc.	710	15,159
LCNB Corp.	2,173	29,661
Level One Bancorp, Inc.	846	13,198
Limestone Bancorp, Inc.*	821	8,637
Live Oak Bancshares, Inc.	4,519	114,466
Macatawa Bank Corp.	4,648	30,351
Mackinac Financial Corp.	1,528	14,745
MainStreet Bancshares, Inc.*	1,257	15,386
Mercantile Bank Corp.	2,698	48,618
Meridian Corp.(x)	883	14,243
Metrocity Bankshares, Inc.(x)	3,006	39,589
Metropolitan Bank Holding Corp.*	1,063	29,764
Mid Penn Bancorp, Inc.	1,209	20,928
Middlefield Banc Corp.(x)	813	15,691
Midland States Bancorp, Inc.	3,570	45,875
MidWestOne Financial Group, Inc.	2,388	42,674
MVB Financial Corp.	1,730	27,628
National Bank Holdings Corp., Class A	3,698	97,073
National Bankshares, Inc.	1,123	28,446
NBT Bancorp, Inc.	6,829	183,154
Nicolet Bankshares, Inc.*	1,482	80,932
Northeast Bank	986	18,142
Northrim BanCorp, Inc.	944	24,063
Norwood Financial Corp.	1,010	24,563
Oak Valley Bancorp	1,174	13,454
OceanFirst Financial Corp.	9,490	129,918
OFG Bancorp	8,066	100,502
Ohio Valley Banc Corp.	732	15,123
Old National Bancorp	26,892	337,764
Old Second Bancorp, Inc.	4,434	33,233
Origin Bancorp, Inc.	3,550	75,828
Orrstown Financial Services, Inc.	1,885	24,128
Pacific Premier Bancorp, Inc.	12,811	258,014
Park National Corp.	2,304	188,836
Parke Bancorp, Inc.	1,768	21,110
Partners Bancorp	1,994	11,226
PCB Bancorp	2,060	18,107
Peapack-Gladstone Financial Corp.	2,828	42,844
Penns Woods Bancorp, Inc.	1,236	24,535
Peoples Bancorp of North Carolina, Inc.	796	12,282
Peoples Bancorp, Inc.	3,136	59,866
Peoples Financial Services Corp.	1,194	41,503
Plumas Bancorp(x)	632	12,438
Preferred Bank	2,179	69,989
Premier Financial Bancorp, Inc.	2,335	25,218
Professional Holding Corp., Class A*	1,806	24,218
QCR Holdings, Inc.	2,339	64,112
RBB Bancorp	2,498	28,327
Red River Bancshares, Inc.	851	36,593
Reliant Bancorp, Inc.	2,540	36,830
Renasant Corp.	8,742	198,618
Republic Bancorp, Inc., Class A	1,669	46,999
Republic First Bancorp, Inc.*	5,958	11,797
Richmond Mutual BanCorp, Inc.	2,160	22,853
S&T Bancorp, Inc.	6,134	108,510
Salisbury Bancorp, Inc.(x)	347	10,969
Sandy Spring Bancorp, Inc.	7,383	170,400
SB Financial Group, Inc.	944	12,735
Seacoast Banking Corp. of Florida*	8,397	151,398
Select Bancorp, Inc.*	2,919	20,988
ServisFirst Bancshares, Inc.	1,970	67,039
Shore Bancshares, Inc.	1,807	19,841
Sierra Bancorp	2,154	36,166
Silvergate Capital Corp., Class A(x)*	2,357	33,941
Simmons First National Corp., Class A	17,764	281,648
SmartFinancial, Inc.	2,269	30,836
South Plains Financial, Inc.	1,568	19,459
South State Corp.	11,232	540,821
Southern First Bancshares, Inc.*	1,087	26,251
Southern National Bancorp of Virginia, Inc.	3,512	30,484
Southside Bancshares, Inc.	5,043	123,200
Spirit of Texas Bancshares, Inc.*	2,023	22,577
Stock Yards Bancorp, Inc.	2,785	94,801
Summit Financial Group, Inc.	1,853	27,443
Texas Capital Bancshares, Inc.*	8,117	252,682
Tompkins Financial Corp.	2,288	129,981
Towne Bank	10,681	175,168
TriCo Bancshares	4,200	102,858
TriState Capital Holdings, Inc.*	4,320	57,197
Triumph Bancorp, Inc.*	3,577	111,388
Trustmark Corp.	10,110	216,455
UMB Financial Corp.	7,013	343,707
United Bankshares, Inc.	19,844	426,051
United Community Banks, Inc.	12,879	218,041
United Security Bancshares	2,553	15,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Unity Bancorp, Inc.	1,343	$15,552
Univest Financial Corp.	4,556	65,470
Valley National Bancorp	63,839	437,297
Veritex Holdings, Inc.	7,531	128,253
Washington Trust Bancorp, Inc.	2,805	86,001
WesBanco, Inc.	10,475	223,746
West BanCorp, Inc.	2,348	37,192
Westamerica Bancorp	3,734	202,943

		20,382,790

Capital Markets (4.0%)
Artisan Partners Asset Management, Inc., Class A	5,111	199,278
Assetmark Financial Holdings, Inc.*	1,635	35,545
Associated Capital Group, Inc., Class A‡	166,284	6,007,841
B Riley Financial, Inc.	3,046	76,333
BGC Partners, Inc., Class A	50,228	120,547
Blucora, Inc.*	8,074	76,057
Calamos Asset Management, Inc.(r)*	2,842	—
Clarke, Inc.*	50,600	220,785
Cohen & Steers, Inc.	13,000	724,620
Cowen, Inc., Class A	2,847	46,321
Diamond Hill Investment Group, Inc.	488	61,644
Donnelley Financial Solutions, Inc.*	4,737	63,286
Federated Hermes, Inc., Class B	37,831	813,745
Galaxy Digital Holdings Ltd.*	12,000	30,370
GAMCO Investors, Inc., Class A	109,242	1,263,930
Oppenheimer Holdings, Inc., Class A	1,467	32,743
Piper Sandler Cos	2,794	203,962
Safeguard Scientifics, Inc.	3,584	19,640
Sculptor Capital Management, Inc.	2,797	32,837
Silvercrest Asset Management Group, Inc., Class A	997	10,429
Stifel Financial Corp.	10,684	540,183
StoneX Group, Inc.*	2,413	123,449
Virtus Investment Partners, Inc.	1,071	148,494
Waddell & Reed Financial, Inc., Class A(x)	10,322	153,282
Westwood Holdings Group, Inc.	1,384	15,418
WisdomTree Investments, Inc.	22,161	70,915

		11,091,654

Consumer Finance (0.6%)
Encore Capital Group, Inc.*	5,039	194,455
Enova International, Inc.*	4,665	76,459
EZCORP, Inc., Class A*	7,416	37,303
Green Dot Corp., Class A*	7,569	383,067
LendingClub Corp.*	11,213	52,813
Navient Corp.	30,921	261,282
Nelnet, Inc., Class A	2,774	167,134
Oportun Financial Corp.*	3,025	35,665
PRA Group, Inc.*	7,242	289,318
Regional Management Corp.*	1,240	20,658
World Acceptance Corp.(x)*	791	83,490

		1,601,644

Diversified Financial Services (0.5%)
Alerus Financial Corp.	2,339	45,844
A-Mark Precious Metals, Inc.	723	24,380
Banco Latinoamericano de Comercio Exterior SA, Class E	5,268	64,006
Cannae Holdings, Inc.*	13,862	516,498
Marlin Business Services Corp.	1,636	11,534
Morgan Group Holding Co.(x)*	4,238	26,191
Onex Corp.	14,300	637,924
SWK Holdings Corp.(x)*	788	11,032

		1,337,409

Insurance (1.6%)
Ambac Financial Group, Inc.*	7,110	90,795
American Equity Investment Life Holding Co.	14,878	327,167
AMERISAFE, Inc.	3,068	175,980
Argo Group International Holdings Ltd.	5,219	179,690
Citizens, Inc.(x)*	7,686	42,580
CNO Financial Group, Inc.	22,750	364,910
Crawford & Co., Class A	2,109	13,793
Donegal Group, Inc., Class A	1,573	22,132
Employers Holdings, Inc.	4,542	137,395
Enstar Group Ltd.*	1,933	312,179
FBL Financial Group, Inc., Class A	1,541	74,276
FedNat Holding Co.	2,150	13,588
Fidelity National Financial, Inc.	1,990	62,307
Genworth Financial, Inc., Class A*	81,111	271,722
Goosehead Insurance, Inc., Class A	1,791	155,083
Greenlight Capital Re Ltd., Class A*	4,779	32,163
HCI Group, Inc.	701	34,552
Heritage Insurance Holdings, Inc.	3,555	35,977
Horace Mann Educators Corp.	6,645	221,943
Independence Holding Co.	788	29,715
Investors Title Co.	162	21,070
James River Group Holdings Ltd.	560	24,937
MBIA, Inc.*	8,572	51,946
National General Holdings Corp.	5,760	194,400
National Western Life Group, Inc., Class A	423	77,312
NI Holdings, Inc.*	1,349	22,785
ProAssurance Corp.	8,591	134,363
ProSight Global, Inc.*	1,802	20,435
Protective Insurance Corp., Class B	1,651	21,678
RLI Corp.	786	65,812
Safety Insurance Group, Inc.	2,351	162,431
Selective Insurance Group, Inc.	9,502	489,258
Selectquote, Inc.(x)*	3,639	73,690
State Auto Financial Corp.	2,892	39,794
Stewart Information Services Corp.	4,234	185,153
Third Point Reinsurance Ltd.*	13,217	91,858
Tiptree, Inc.	3,576	17,701
Trean Insurance Group, Inc.*	1,580	24,095
United Fire Group, Inc.	3,482	70,754
United Insurance Holdings Corp.	3,569	21,628
Universal Insurance Holdings, Inc.	3,454	47,803
Vericity, Inc.(x)	319	3,254
Watford Holdings Ltd.*	2,747	63,016

		4,523,120

Mortgage Real Estate Investment Trusts (REITs) (1.4%)
Anworth Mortgage Asset Corp. (REIT)	14,284	23,426
Apollo Commercial Real Estate Finance, Inc. (REIT)	23,837	214,771
Arbor Realty Trust, Inc. (REIT)	17,062	195,701
Ares Commercial Real Estate Corp. (REIT)	5,310	48,534
Arlington Asset Investment Corp. (REIT), Class A(x)	5,827	16,549
ARMOUR Residential REIT, Inc. (REIT)	10,187	96,878
Blackstone Mortgage Trust, Inc. (REIT), Class A	22,123	486,042
Broadmark Realty Capital, Inc. (REIT)(x)	20,660	203,708
Capstead Mortgage Corp. (REIT)	15,151	85,149
Cherry Hill Mortgage Investment Corp. (REIT)	2,395	21,507
Chimera Investment Corp. (REIT)	30,857	253,027
Colony Credit Real Estate, Inc. (REIT)	13,121	64,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dynex Capital, Inc. (REIT)(x)	3,797	$57,752
Ellington Financial, Inc. (REIT)	6,536	80,131
Ellington Residential Mortgage REIT (REIT)(x)	1,285	14,264
Granite Point Mortgage Trust, Inc. (REIT)	8,455	59,946
Great Ajax Corp. (REIT)	3,125	25,906
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	11,052	467,168
Invesco Mortgage Capital, Inc. (REIT)(x)	29,226	79,203
KKR Real Estate Finance Trust, Inc. (REIT)	4,655	76,947
Ladder Capital Corp. (REIT)	16,861	120,050
MFA Financial, Inc. (REIT)	73,139	196,013
New York Mortgage Trust, Inc. (REIT)	60,837	155,134
Orchid Island Capital, Inc. (REIT)(x)	11,185	56,037
PennyMac Mortgage Investment Trust (REIT)	15,924	255,899
Ready Capital Corp. (REIT)	6,725	75,320
Redwood Trust, Inc. (REIT)	18,447	138,722
TPG RE Finance Trust, Inc. (REIT)	9,513	80,480
Two Harbors Investment Corp. (REIT)	44,548	226,749
Western Asset Mortgage Capital Corp. (REIT)(x)	8,555	17,452

		3,892,889

Thrifts & Mortgage Finance (1.7%)
Axos Financial, Inc.*	8,639	201,375
Bogota Financial Corp.(x)*	565	4,305
Bridgewater Bancshares, Inc.*	3,865	36,679
Capitol Federal Financial, Inc.	21,279	197,150
Columbia Financial, Inc.*	5,458	60,584
ESSA Bancorp, Inc.	1,650	20,344
Essent Group Ltd.	17,709	655,410
Federal Agricultural Mortgage Corp., Class C	1,160	73,846
Flagstar Bancorp, Inc.	6,861	203,291
FS Bancorp, Inc.	549	22,509
Greene County Bancorp, Inc.	337	7,309
Hingham Institution For Savings (The)	235	43,240
Home Bancorp, Inc.	1,161	28,038
HomeStreet, Inc.	3,543	91,268
Kearny Financial Corp.	9,755	70,334
Luther Burbank Corp.	2,632	21,977
Merchants Bancorp	1,325	26,116
Meridian Bancorp, Inc.	7,367	76,248
Meta Financial Group, Inc.	5,419	104,153
MMA Capital Holdings, Inc.*	746	16,792
Mr Cooper Group, Inc.*	12,368	276,054
NMI Holdings, Inc., Class A*	12,479	222,126
Northfield Bancorp, Inc.	7,455	67,990
Northwest Bancshares, Inc.	19,341	177,937
Oconee Federal Financial Corp.(x)	275	5,995
OP Bancorp	2,028	11,600
PCSB Financial Corp.	2,524	30,465
PDL Community Bancorp*	1,331	11,739
PennyMac Financial Services, Inc.	5,993	348,313
Pioneer Bancorp, Inc.*	1,872	16,623
Premier Financial Corp.	5,916	92,142
Provident Bancorp, Inc.	1,521	11,849
Provident Financial Holdings, Inc.	711	8,461
Provident Financial Services, Inc.	11,733	143,143
Prudential Bancorp, Inc.	1,092	11,510
Radian Group, Inc.	30,760	449,404
Riverview Bancorp, Inc.	3,524	14,625
Security National Financial Corp., Class A*	1,956	12,517
Southern Missouri Bancorp, Inc.	1,370	32,305
Standard AVB Financial Corp.(x)	743	24,259
Sterling Bancorp, Inc.	3,036	9,138
Territorial Bancorp, Inc.	1,300	26,299
Timberland Bancorp, Inc.	1,062	19,116
TrustCo Bank Corp.	15,862	82,800
Walker & Dunlop, Inc.	4,146	219,738
Washington Federal, Inc.	12,104	252,489
Waterstone Financial, Inc.	3,341	51,752
Western New England Bancorp, Inc.	3,214	18,095
WSFS Financial Corp.	8,049	217,081

		4,826,533

Total Financials		47,656,039

Health Care (3.5%)
Biotechnology (1.6%)
Abeona Therapeutics, Inc.*	7,467	7,616
ADMA Biologics, Inc.(x)*	1,398	3,341
Aduro Biotech, Inc.*	1,186	2,882
Adverum Biotechnologies, Inc.*	1,760	18,128
Aeglea BioTherapeutics, Inc.*	1,286	9,118
Akcea Therapeutics, Inc.*	1,604	29,097
Akouos, Inc.(x)*	483	11,046
Albireo Pharma, Inc.*	691	23,059
Allovir, Inc.(x)*	573	15,757
ALX Oncology Holdings, Inc.(x)*	312	11,775
AnaptysBio, Inc.*	3,357	49,516
Anika Therapeutics, Inc.*	2,207	78,106
Annexon, Inc.(x)*	490	14,813
Applied Genetic Technologies Corp.(x)*	4,238	20,597
Applied Molecular Transport, Inc.(x)*	415	13,205
Aptinyx, Inc.*	4,679	15,815
Arena Pharmaceuticals, Inc.*	8,555	639,828
Assembly Biosciences, Inc.*	2,263	37,204
Atara Biotherapeutics, Inc.*	2,997	38,841
Atreca, Inc., Class A*	113	1,579
AVEO Pharmaceuticals, Inc.(x)*	1,562	9,278
Avid Bioservices, Inc.*	724	5,517
Avidity Biosciences, Inc.*	558	15,708
Beyondspring, Inc.(x)*	128	1,704
BioCryst Pharmaceuticals, Inc.*	6,527	22,420
Cabaletta Bio, Inc.*	1,906	20,661
CASI Pharmaceuticals, Inc.*	2,253	3,447
Catabasis Pharmaceuticals, Inc.*	1,223	7,570
Catalyst Biosciences, Inc.*	3,279	14,100
Cellular Biomedicine Group, Inc.(x)*	821	15,057
CEL-SCI Corp.(x)*	555	7,076
Chimerix, Inc.*	7,015	17,467
Cidara Therapeutics, Inc.(x)*	1,861	5,304
Concert Pharmaceuticals, Inc.*	4,619	45,359
Cortexyme, Inc.(x)*	171	8,550
Cyclerion Therapeutics, Inc.*	3,447	20,958
Cytokinetics, Inc.*	1,306	28,275
Dyadic International, Inc.(x)*	819	6,200
Dynavax Technologies Corp.(x)*	2,662	11,500
Enanta Pharmaceuticals, Inc.*	2,775	127,039
Enochian Biosciences, Inc.(x)*	2,096	7,504
Epizyme, Inc.*	5,212	62,179
Exicure, Inc.*	1,350	2,362
FibroGen, Inc.*	1,985	81,623
Five Prime Therapeutics, Inc.*	4,795	22,536
Forma Therapeutics Holdings, Inc.*	539	26,864
G1 Therapeutics, Inc.*	3,067	35,424
Generation Bio Co.(x)*	410	12,673
Geron Corp.(x)*	45,965	79,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GlycoMimetics, Inc.*	6,415	$19,694
Gossamer Bio, Inc.*	5,260	65,277
Gritstone Oncology, Inc.*	3,915	10,375
Ideaya Biosciences, Inc.(x)*	2,189	27,494
Immunic, Inc.(x)*	423	7,855
ImmunoGen, Inc.*	15,313	55,127
Inozyme Pharma, Inc.(x)*	260	6,835
iTeos Therapeutics, Inc.*	347	8,560
IVERIC bio, Inc.*	12,835	72,389
Jounce Therapeutics, Inc.*	3,077	25,108
KalVista Pharmaceuticals, Inc.*	1,910	24,047
Keros Therapeutics, Inc.(x)*	148	5,708
Kezar Life Sciences, Inc.*	4,721	22,850
Kindred Biosciences, Inc.*	824	3,535
Kiniksa Pharmaceuticals Ltd., Class A*	313	4,795
MacroGenics, Inc.*	5,446	137,185
Magenta Therapeutics, Inc.*	485	3,298
MEI Pharma, Inc.*	3,192	9,959
MeiraGTx Holdings plc*	252	3,336
Mirum Pharmaceuticals, Inc.(x)*	413	7,959
Momenta Pharmaceuticals, Inc.*	1,117	58,620
Myriad Genetics, Inc.*	11,628	151,629
NantKwest, Inc.(x)*	940	6,519
Natera, Inc.*	716	51,724
NextCure, Inc.*	98	862
Nkarta, Inc.(x)*	542	16,293
Novavax, Inc.(x)*	7,220	782,287
Nurix Therapeutics, Inc.(x)*	371	12,952
Nymox Pharmaceutical Corp.*	989	2,433
OPKO Health, Inc.(x)*	63,612	234,728
Orgenesis, Inc.(x)*	1,963	9,894
ORIC Pharmaceuticals, Inc.(x)*	175	4,377
Pandion Therapeutics, Inc.(x)*	351	4,022
Passage Bio, Inc.*	926	12,140
PDL BioPharma, Inc.*	17,576	55,364
Poseida Therapeutics, Inc.*	523	4,639
Precigen, Inc.(x)*	1,719	6,017
Precision BioSciences, Inc.*	755	4,651
Prothena Corp. plc*	4,739	47,343
Relay Therapeutics, Inc.(x)*	1,066	45,401
Rubius Therapeutics, Inc.(x)*	5,224	26,172
Savara, Inc.(x)*	8,601	9,375
Selecta Biosciences, Inc.(x)*	4,953	12,283
Solid Biosciences, Inc.(x)*	4,375	8,881
Spectrum Pharmaceuticals, Inc.*	23,059	94,081
Spero Therapeutics, Inc.*	211	2,355
Sutro Biopharma, Inc.(x)*	583	5,859
TCR2 Therapeutics, Inc.*	3,801	77,236
TG Therapeutics, Inc.*	2,604	69,683
Turning Point Therapeutics, Inc.*	366	31,974
UroGen Pharma Ltd.(x)*	1,324	25,540
Vanda Pharmaceuticals, Inc.*	8,892	85,897
Vaxart, Inc.(x)*	1,315	8,745
Vaxcyte, Inc.(x)*	603	29,776
VBI Vaccines, Inc.(x)*	4,827	13,805
Verastem, Inc.(x)*	14,148	17,119
Vericel Corp.*	961	17,807
Viking Therapeutics, Inc.(x)*	9,421	54,830
X4 Pharmaceuticals, Inc.*	2,883	19,518
XBiotech, Inc.(x)*	2,130	40,662
Xencor, Inc.*	419	16,253
XOMA Corp.(x)*	159	2,996
Zentalis Pharmaceuticals, Inc.(x)*	167	5,459
ZIOPHARM Oncology, Inc.(x)*	12,127	30,560

		4,505,804

Health Care Equipment & Supplies (0.4%)
Acutus Medical, Inc.(x)*	327	9,745
Alphatec Holdings, Inc.*	1,507	10,007
AngioDynamics, Inc.*	5,671	68,392
Apyx Medical Corp.*	5,285	24,892
Aspira Women’s Health, Inc.(x)*	1,032	3,184
Avanos Medical, Inc.*	7,652	254,200
CryoLife, Inc.*	992	18,322
FONAR Corp.*	936	19,544
Heska Corp.*	702	69,351
Inari Medical, Inc.*	251	17,324
Inogen, Inc.*	910	26,390
Integer Holdings Corp.*	1,925	113,594
IntriCon Corp.*	1,567	19,086
Invacare Corp.	5,743	43,187
LeMaitre Vascular, Inc.	481	15,647
LivaNova plc*	2,280	103,079
Meridian Bioscience, Inc.*	1,031	17,506
Milestone Scientific, Inc.(x)*	1,664	2,313
Misonix, Inc.*	1,115	13,079
Natus Medical, Inc.*	3,587	61,445
OraSure Technologies, Inc.*	4,449	54,144
Orthofix Medical, Inc.*	2,946	91,739
Retractable Technologies, Inc.(x)*	599	3,989
Rockwell Medical, Inc.*	2,563	2,742
SeaSpine Holdings Corp.*	4,098	58,601
Sientra, Inc.*	2,202	7,487
Surgalign Holdings, Inc.*	9,188	16,630
Utah Medical Products, Inc.	115	9,185
Varex Imaging Corp.*	5,926	75,379
Venus Concept, Inc.(x)*	1,794	4,162
ViewRay, Inc.(x)*	10,916	38,206
VolitionRX Ltd.(x)*	903	2,899

		1,275,450

Health Care Providers & Services (0.8%)
American Renal Associates Holdings, Inc.*	1,891	13,048
Brookdale Senior Living, Inc.*	29,129	73,988
Community Health Systems, Inc.*	13,758	58,059
Covetrus, Inc.*	15,757	384,471
Cross Country Healthcare, Inc.*	4,846	31,450
Enzo Biochem, Inc.*	6,008	12,677
Five Star Senior Living, Inc.*	2,786	14,125
Hanger, Inc.*	5,274	83,435
Magellan Health, Inc.*	2,110	159,896
MEDNAX, Inc.*	11,952	194,578
National HealthCare Corp.	1,993	124,184
Option Care Health, Inc.*	619	8,276
Owens & Minor, Inc.	10,132	254,414
Patterson Cos., Inc.	13,617	328,238
Tenet Healthcare Corp.*	15,101	370,125
Tivity Health, Inc.*	3,716	52,098
Triple-S Management Corp., Class B*	3,588	64,118

		2,227,180

Health Care Technology (0.2%)
Accolade, Inc.(x)*	332	12,905
Allscripts Healthcare Solutions, Inc.*	24,631	200,496
Computer Programs and Systems, Inc.	1,966	54,281
Evolent Health, Inc., Class A*	10,269	127,438
HealthStream, Inc.*	4,065	81,585
NextGen Healthcare, Inc.*	8,833	112,533

		589,238

Life Sciences Tools & Services (0.1%)
Fluidigm Corp.*	10,574	78,565
Harvard Bioscience, Inc.*	7,041	21,193
NanoString Technologies, Inc.*	853	38,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Pacific Biosciences of California, Inc.*	3,014	$29,748

		167,635

Pharmaceuticals (0.4%)
AcelRx Pharmaceuticals, Inc.(x)*	10,266	14,578
Agile Therapeutics, Inc.*	1,399	4,253
AMAG Pharmaceuticals, Inc.(x)*	4,667	43,870
ANI Pharmaceuticals, Inc.*	754	21,270
Aytu BioScience, Inc.(x)*	2,310	2,749
Cassava Sciences, Inc.(x)*	2,398	27,601
CorMedix, Inc.(x)*	729	4,396
Cymabay Therapeutics, Inc.*	11,384	82,420
Endo International plc*	20,420	67,386
Evolus, Inc.(x)*	2,536	9,916
Intra-Cellular Therapies, Inc.*	6,506	166,944
Lannett Co., Inc.*	4,799	29,322
Mallinckrodt plc(x)*	14,625	14,235
MyoKardia, Inc.*	1,024	139,602
NGM Biopharmaceuticals, Inc.*	164	2,609
Osmotica Pharmaceuticals plc*	986	5,334
Phibro Animal Health Corp., Class A	142	2,471
Pliant Therapeutics, Inc.(x)*	343	7,769
Prestige Consumer Healthcare, Inc.*	5,224	190,258
Revance Therapeutics, Inc.*	2,339	58,802
Strongbridge Biopharma plc*	1,120	2,352
Supernus Pharmaceuticals, Inc.*	6,042	125,915
TherapeuticsMD, Inc.(x)*	8,084	12,773
Theravance Biopharma, Inc.*	922	13,632
VYNE Therapeutics, Inc.(x)*	19,694	32,692
Xeris Pharmaceuticals, Inc.(x)*	951	5,639

		1,088,788

Total Health Care		9,854,095

Industrials (16.0%)
Aerospace & Defense (0.5%)
AAR Corp.	5,304	99,715
Astronics Corp.*	3,516	27,143
Cubic Corp.	4,468	259,904
Ducommun, Inc.*	1,706	56,162
Kaman Corp.	3,969	154,672
Maxar Technologies, Inc.(x)	9,808	244,612
Moog, Inc., Class A	4,810	305,579
National Presto Industries, Inc.	749	61,313
Park Aerospace Corp.	3,135	34,234
Parsons Corp.*	948	31,796
Triumph Group, Inc.	8,493	55,289
Vectrus, Inc.*	1,221	46,398

		1,376,817

Air Freight & Logistics (0.3%)
Atlas Air Worldwide Holdings, Inc.*	3,871	235,744
Echo Global Logistics, Inc.*	4,200	108,234
Forward Air Corp.	1,705	97,833
Hub Group, Inc., Class A*	5,284	265,230
Radiant Logistics, Inc.*	6,079	31,246

		738,287

Airlines (0.3%)
Allegiant Travel Co.	1,859	222,708
Hawaiian Holdings, Inc.	7,207	92,898
Mesa Air Group, Inc.*	4,247	12,529
SkyWest, Inc.	7,940	237,089
Spirit Airlines, Inc.(x)*	14,320	230,552

		795,776

Building Products (0.6%)
American Woodmark Corp.*	2,718	213,472
Apogee Enterprises, Inc.	3,457	73,876
Builders FirstSource, Inc.*	1,709	55,748
Caesarstone Ltd.(x)	3,346	32,791
Cornerstone Building Brands, Inc.*	4,102	32,734
Gibraltar Industries, Inc.*	4,056	264,208
Griffon Corp.	6,890	134,631
Insteel Industries, Inc.	2,889	54,024
JELD-WEN Holding, Inc.*	11,002	248,645
Patrick Industries, Inc.	168	9,663
PGT Innovations, Inc.*	5,827	102,089
Quanex Building Products Corp.	5,249	96,792
Resideo Technologies, Inc.*	19,912	219,032
UFP Industries, Inc.	1,493	84,369

		1,622,074

Commercial Services & Supplies (3.8%)
ABM Industries, Inc.	10,776	395,048
ACCO Brands Corp.	14,608	84,726
Advanced Disposal Services, Inc.*	895	27,056
Brady Corp., Class A	1,902	76,118
BrightView Holdings, Inc.*	6,543	74,590
Casella Waste Systems, Inc., Class A*	938	52,387
CECO Environmental Corp.*	4,940	36,013
Cimpress plc*	1,923	144,533
Civeo Corp.*	3,608,000	2,435,761
CompX International, Inc.	265	3,962
Covanta Holding Corp.	11,360	88,040
Deluxe Corp.	6,746	173,575
Ennis, Inc.	4,328	75,480
Harsco Corp.*	12,547	174,529
Heritage-Crystal Clean, Inc.*	2,626	35,057
Herman Miller, Inc.	9,460	285,314
HNI Corp.	6,852	215,016
IAA, Inc.*	35,150	1,830,260
IBEX Ltd.(x)*	525	8,075
Interface, Inc.	7,424	45,435
KAR Auction Services, Inc.	115,950	1,669,680
Kimball International, Inc., Class B	6,109	64,389
Knoll, Inc.	7,918	95,491
Matthews International Corp., Class A	4,891	109,363
McGrath RentCorp	1,666	99,277
Montrose Environmental Group, Inc.*	1,102	26,250
NL Industries, Inc.	1,334	5,669
PICO Holdings, Inc.*	2,626	23,529
Pitney Bowes, Inc.	17,359	92,176
Quad/Graphics, Inc.	4,699	14,238
Ritchie Bros Auctioneers, Inc.	18,250	1,081,312
SP Plus Corp.*	3,591	64,458
Steelcase, Inc., Class A	13,749	139,002
Team, Inc.*	4,975	27,362
UniFirst Corp.	2,291	433,847
US Ecology, Inc.	5,143	168,022
Viad Corp.	3,144	65,490
VSE Corp.	1,519	46,542

		10,487,072

Construction & Engineering (1.1%)
Aegion Corp.*	5,118	72,317
API Group Corp.(m)*	22,521	320,474
Arcosa, Inc.	7,811	344,387
Argan, Inc.	2,350	98,488
Comfort Systems USA, Inc.	4,094	210,882
Concrete Pumping Holdings, Inc.*	4,198	14,987
Construction Partners, Inc., Class A*	2,309	42,024
Dycom Industries, Inc.*	1,366	72,152
EMCOR Group, Inc.	7,986	540,732
Fluor Corp.	22,778	200,674
Granite Construction, Inc.	6,683	117,688
Great Lakes Dredge & Dock Corp.*	10,135	96,384
IES Holdings, Inc.*	813	25,829
MasTec, Inc.*	8,487	358,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
MYR Group, Inc.*	931	$34,615
Northwest Pipe Co.*	1,583	41,886
NV5 Global, Inc.*	97	5,119
Primoris Services Corp.	3,268	58,955
Sterling Construction Co., Inc.*	3,720	52,675
Tutor Perini Corp.*	6,495	72,289
WillScot Mobile Mini Holdings Corp.*	16,722	278,923

		3,059,631

Electrical Equipment (0.4%)
Allied Motion Technologies, Inc.	100	4,128
American Superconductor Corp.(x)*	3,557	51,505
AZZ, Inc.	4,168	142,212
Bloom Energy Corp., Class A(x)*	832	14,951
Encore Wire Corp.	3,266	151,608
EnerSys	6,224	417,755
FuelCell Energy, Inc.(x)*	11,292	24,165
LSI Industries, Inc.	3,869	26,116
Powell Industries, Inc.	1,531	36,943
Preformed Line Products Co.	515	25,091
Thermon Group Holdings, Inc.*	5,062	56,846
Ultralife Corp.*	1,097	6,472

		957,792

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,243	112,829

Machinery (4.6%)
Alamo Group, Inc.	332	35,866
Albany International Corp., Class A	830	41,093
Altra Industrial Motion Corp.	10,362	383,083
Astec Industries, Inc.	3,612	195,951
Barnes Group, Inc.	7,536	269,337
Blue Bird Corp.*	1,304	15,857
Chart Industries, Inc.*	5,795	407,215
CIRCOR International, Inc.*	3,201	87,547
Colfax Corp.*	58,000	1,818,880
Columbus McKinnon Corp.	3,727	123,364
Douglas Dynamics, Inc.	224	7,661
Eastern Co. (The)	970	18,934
Enerpac Tool Group Corp.*	5,420	101,950
EnPro Industries, Inc.	3,340	188,409
ESCO Technologies, Inc.	367	29,566
ExOne Co. (The)(x)*	401	4,900
Federal Signal Corp.	854	24,979
Franklin Electric Co., Inc.	500	29,415
Gencor Industries, Inc.*	1,563	17,240
Gorman-Rupp Co. (The)	2,423	71,382
Graham Corp.	1,670	21,326
Greenbrier Cos., Inc. (The)	5,186	152,468
Helios Technologies, Inc.	2,739	99,700
Hillenbrand, Inc.	11,893	337,285
Hurco Cos., Inc.	939	26,668
Hyster-Yale Materials Handling, Inc.	1,568	58,251
Kennametal, Inc.	13,356	386,523
L B Foster Co., Class A*	1,708	22,921
Luxfer Holdings plc	4,599	57,717
Lydall, Inc.*	2,879	47,619
Manitowoc Co., Inc. (The)*	5,268	44,304
Mayville Engineering Co., Inc.*	1,016	9,337
Meritor, Inc.*	2,575	53,921
Miller Industries, Inc.	1,710	52,275
Mueller Industries, Inc.	9,002	243,594
Mueller Water Products, Inc., Class A	23,756	246,825
Navistar International Corp.*	8,018	349,104
NN, Inc.*	6,952	35,872
Oshkosh Corp.	65,100	4,784,850
Park-Ohio Holdings Corp.	1,469	23,607
REV Group, Inc.	4,146	32,712
Rexnord Corp.	18,060	538,910
SPX Corp.*	1,881	87,241
SPX FLOW, Inc.*	6,840	292,889
Standex International Corp.	1,963	116,210
Terex Corp.	10,848	210,017
TriMas Corp.*	6,937	158,164
Wabash National Corp.	8,488	101,516
Watts Water Technologies, Inc., Class A	2,460	246,369
Welbilt, Inc.*	15,028	92,572

		12,803,396

Marine (2.5%)
Clarkson plc	153,059	4,437,614
Costamare, Inc.	8,605	52,232
Eagle Bulk Shipping, Inc.(x)*	840	13,751
Genco Shipping & Trading Ltd.(x)	2,396	16,532
Matson, Inc.	6,882	275,899
Pangaea Logistics Solutions Ltd.	2,843	7,363
Safe Bulkers, Inc.*	8,035	8,276
Scorpio Bulkers, Inc.(x)	1,430	20,249
Stolt-Nielsen Ltd.	247,000	2,164,365

		6,996,281

Professional Services (0.5%)
Acacia Research Corp.*	6,824	23,679
ASGN, Inc.*	1,400	88,984
Barrett Business Services, Inc.	1,179	61,827
BG Staffing, Inc.	1,754	14,856
CBIZ, Inc.*	6,804	155,608
CRA International, Inc.	265	9,930
GP Strategies Corp.*	2,377	22,914
Heidrick & Struggles International, Inc.	3,135	61,603
Huron Consulting Group, Inc.*	3,284	129,160
ICF International, Inc.	1,453	89,403
Insperity, Inc.	2,923	191,427
Kelly Services, Inc., Class A	5,349	91,147
Korn Ferry	9,019	261,551
Mistras Group, Inc.*	3,601	14,080
Resources Connection, Inc.	5,205	60,118
TrueBlue, Inc.*	5,698	88,262
Willdan Group, Inc.*	630	16,071

		1,380,620

Road & Rail (0.2%)
ArcBest Corp.	4,050	125,793
Covenant Logistics Group, Inc., Class A*	1,901	33,249
Heartland Express, Inc.	7,899	146,921
Hertz Global Holdings, Inc.(x)*	25,147	27,913
Marten Transport Ltd.	4,767	77,798
PAM Transportation Services, Inc.*	205	7,708
Universal Logistics Holdings, Inc.	314	6,550
US Xpress Enterprises, Inc., Class A*	3,547	29,298
Werner Enterprises, Inc.	1,063	44,635

		499,865

Trading Companies & Distributors (1.1%)
Alta Equipment Group, Inc.(x)*	2,487	19,473
Applied Industrial Technologies, Inc.	3,752	206,735
Beacon Roofing Supply, Inc.*	8,793	273,199
BMC Stock Holdings, Inc.*	10,817	463,292
CAI International, Inc.	2,127	58,556
DXP Enterprises, Inc.*	2,526	40,744
Foundation Building Materials, Inc.*	2,636	41,438
GATX Corp.	5,601	357,064
General Finance Corp.*	1,377	8,716
GMS, Inc.*	6,672	160,795
H&E Equipment Services, Inc.	5,119	100,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Herc Holdings, Inc.*	3,714	$147,112
Lawson Products, Inc.*	223	9,150
MRC Global, Inc.*	12,380	52,986
Nesco Holdings, Inc.(x)*	1,556	6,457
NOW, Inc.*	17,566	79,750
Rush Enterprises, Inc., Class A	4,438	224,297
Rush Enterprises, Inc., Class B	691	30,611
Systemax, Inc.	576	13,790
Textainer Group Holdings Ltd.*	8,190	115,970
Titan Machinery, Inc.*	3,128	41,383
Triton International Ltd.	8,042	327,068
Veritiv Corp.*	1,977	25,029
WESCO International, Inc.*	7,902	347,846
Willis Lease Finance Corp.*	386	7,122

		3,159,223

Transportation Infrastructure (0.1%)
Braemar Shipping Services plc	190,858	401,469

Total Industrials		44,391,132

Information Technology (5.4%)
Communications Equipment (0.6%)
ADTRAN, Inc.	7,542	77,343
Applied Optoelectronics, Inc.(x)*	3,329	37,451
CalAmp Corp.*	2,225	15,998
Comtech Telecommunications Corp.	3,832	53,648
DASAN Zhone Solutions, Inc.*	1,832	17,166
Digi International, Inc.*	4,571	71,445
EchoStar Corp., Class A*	22,600	562,514
Harmonic, Inc.*	14,879	83,025
Infinera Corp.*	13,121	80,825
InterDigital, Inc.	3,384	193,091
KVH Industries, Inc.*	2,300	20,723
NETGEAR, Inc.*	4,846	149,354
NetScout Systems, Inc.*	11,172	243,885
PCTEL, Inc.*	3,026	17,127
Plantronics, Inc.	3,577	42,351
Ribbon Communications, Inc.*	10,987	42,520

		1,708,466

Electronic Equipment, Instruments & Components (1.0%)
Arlo Technologies, Inc.*	12,928	68,001
Bel Fuse, Inc., Class B	1,477	15,774
Belden, Inc.	7,089	220,610
Benchmark Electronics, Inc.	5,821	117,293
CTS Corp.	5,073	111,758
Daktronics, Inc.	6,104	24,172
ePlus, Inc.*	328	24,010
FARO Technologies, Inc.*	212	12,928
Fitbit, Inc., Class A*	12,258	85,316
II-VI, Inc.*	1,931	78,321
Insight Enterprises, Inc.*	4,062	229,828
Kimball Electronics, Inc.*	3,916	45,269
Knowles Corp.*	14,248	212,295
Methode Electronics, Inc.	4,961	141,388
MTS Systems Corp.	3,102	59,279
PC Connection, Inc.	1,615	66,312
Plexus Corp.*	833	58,835
Powerfleet, Inc.*	4,216	23,736
Rogers Corp.*	2,473	242,502
Sanmina Corp.*	10,797	292,059
ScanSource, Inc.*	4,235	83,980
TTM Technologies, Inc.*	16,050	183,131
Vishay Intertechnology, Inc.	21,414	333,416
Vishay Precision Group, Inc.*	1,931	48,893

		2,779,106

IT Services (2.6%)
CACI International, Inc., Class A*	27,000	5,755,320
Cardtronics plc, Class A*	1,487	29,443
Conduent, Inc.*	26,641	84,718
Hackett Group, Inc. (The)	725	8,106
Information Services Group, Inc.*	5,745	12,122
KBR, Inc.	20,058	448,497
LiveRamp Holdings, Inc.*	1,991	103,074
ManTech International Corp., Class A	2,498	172,062
MoneyGram International, Inc.(x)*	9,529	26,919
Perspecta, Inc.	4,013	78,053
PFSweb, Inc.*	1,031	6,897
Rackspace Technology, Inc.(x)*	943	18,190
ServiceSource International, Inc.(x)*	15,781	23,198
StarTek, Inc.*	2,599	13,645
Sykes Enterprises, Inc.*	5,880	201,155
Unisys Corp.*	9,154	97,673

		7,079,072

Semiconductors & Semiconductor Equipment (0.6%)
Alpha & Omega Semiconductor Ltd.*	3,095	39,678
Ambarella, Inc.*	3,703	193,223
Amkor Technology, Inc.*	13,317	149,150
Axcelis Technologies, Inc.*	526	11,572
AXT, Inc.*	5,760	35,251
Cohu, Inc.	6,116	105,073
Diodes, Inc.*	5,635	318,096
DSP Group, Inc.*	148	1,951
GSI Technology, Inc.*	2,590	14,608
Maxeon Solar Technologies Ltd.(x)*	471	7,988
MaxLinear, Inc.*	4,510	104,812
NeoPhotonics Corp.*	2,087	12,710
NVE Corp.	116	5,693
Onto Innovation, Inc.*	5,712	170,103
PDF Solutions, Inc.*	234	4,378
Photronics, Inc.*	10,434	103,923
Rambus, Inc.*	18,257	249,938
SMART Global Holdings, Inc.*	232	6,343
SunPower Corp.(x)*	3,775	47,225
Synaptics, Inc.*	273	21,955
Veeco Instruments, Inc.*	8,125	94,819

		1,698,489

Software (0.5%)
Asure Software, Inc.*	1,610	12,156
Cerence, Inc.*	5,908	288,724
Cloudera, Inc.*	16,846	183,453
Digimarc Corp.(x)*	32	715
Ebix, Inc.	2,044	42,106
eGain Corp.*	1,861	26,370
GTY Technology Holdings, Inc.(x)*	7,678	20,347
MicroStrategy, Inc., Class A*	462	69,559
Park City Group, Inc.(x)*	2,158	10,639
Rosetta Stone, Inc.*	3,259	97,705
SeaChange International, Inc.*	3,770	3,281
SecureWorks Corp., Class A*	1,394	15,878
Synchronoss Technologies, Inc.*	6,035	18,165
Telenav, Inc.*	2,863	10,307
Verint Systems, Inc.*	5,701	274,674
VirnetX Holding Corp.(x)	4,545	23,952
Xperi Holding Corp.	16,139	185,437

		1,283,468

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	19,224	94,390
Diebold Nixdorf, Inc.*	6,949	53,090
Eastman Kodak Co.(x)*	2,540	22,403
Immersion Corp.*	868	6,119
Intevac, Inc.*	2,572	14,172
Quantum Corp.*	3,546	16,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Super Micro Computer, Inc.*	5,033	$132,871

		339,357

Total Information Technology		14,887,958

Materials (3.9%)
Chemicals (0.9%)
Advanced Emissions Solutions, Inc.	1,999	8,116
AdvanSix, Inc.*	4,337	55,861
AgroFresh Solutions, Inc.(x)*	5,406	13,137
American Vanguard Corp.	4,024	52,875
Amyris, Inc.(x)*	15,382	44,915
Avient Corp.	14,680	388,433
Balchem Corp.	399	38,954
Ferro Corp.*	3,707	45,967
FutureFuel Corp.	3,965	45,082
GCP Applied Technologies, Inc.*	1,663	34,840
Hawkins, Inc.	690	31,809
HB Fuller Co.	2,902	132,854
Innospec, Inc.	721	45,654
Intrepid Potash, Inc.*	1,350	11,394
Koppers Holdings, Inc.*	1,266	26,472
Kraton Corp.*	4,949	88,191
Kronos Worldwide, Inc.	3,925	50,476
Livent Corp.*	23,593	211,629
Marrone Bio Innovations, Inc.*	43	52
Minerals Technologies, Inc.	5,483	280,181
Orion Engineered Carbons SA	4,191	52,429
PQ Group Holdings, Inc.*	5,004	51,341
Rayonier Advanced Materials, Inc.*	9,756	31,219
Sensient Technologies Corp.	4,028	232,577
Stepan Co.	3,184	347,056
Trecora Resources*	3,835	23,547
Tredegar Corp.	4,432	65,904
Trinseo SA	4,200	107,688
Tronox Holdings plc, Class A	9,300	73,191

		2,591,844

Construction Materials (0.2%)
Summit Materials, Inc., Class A*	18,400	304,336
United States Lime & Minerals, Inc.	322	29,012
US Concrete, Inc.*	2,531	73,500

		406,848

Containers & Packaging (0.1%)
Greif, Inc., Class A	4,096	148,316
Greif, Inc., Class B	981	38,730
Myers Industries, Inc.	3,529	46,689
O-I Glass, Inc.	5,650	59,833
Ranpak Holdings Corp.*	4,605	43,840
UFP Technologies, Inc.*	969	40,136

		377,544

Metals & Mining (2.4%)
Alcoa Corp.*	30,068	349,691
Allegheny Technologies, Inc.*	20,340	177,365
Arconic Corp.*	15,985	304,514
Caledonia Mining Corp. plc	1,257	21,356
Carpenter Technology Corp.	7,837	142,320
Century Aluminum Co.*	8,061	57,394
Cleveland-Cliffs, Inc.(x)	63,520	407,798
Coeur Mining, Inc.*	38,799	286,337
Commercial Metals Co.	19,126	382,138
Gold Resource Corp.	9,871	33,660
Haynes International, Inc.	2,055	35,120
Hecla Mining Co.	83,948	426,456
Kaiser Aluminum Corp.	2,506	134,297
Materion Corp.	2,241	116,599
Mesabi Trust(x)	6,200	131,564
Novagold Resources, Inc.*	2,757	32,781
Olympic Steel, Inc.	1,299	14,757
Ryerson Holding Corp.*	2,300	13,179
Sandstorm Gold Ltd.*	316,400	2,670,416
Schnitzer Steel Industries, Inc., Class A	4,101	78,862
SunCoke Energy, Inc.	12,834	43,892
TimkenSteel Corp.*	6,466	22,954
United States Steel Corp.(x)	35,215	258,478
Warrior Met Coal, Inc.	8,234	140,637
Wheaton Precious Metals Corp.	2,400	117,768
Worthington Industries, Inc.	5,878	239,705

		6,640,038

Paper & Forest Products (0.3%)
Boise Cascade Co.	5,212	208,063
Clearwater Paper Corp.*	2,557	97,013
Domtar Corp.	8,823	231,780
Neenah, Inc.	2,784	104,316
P H Glatfelter Co.	6,955	95,770
Schweitzer-Mauduit International, Inc.	4,967	150,947
Verso Corp., Class A	5,067	39,979

		927,868

Total Materials		10,944,142

Real Estate (10.7%)
Equity Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	13,583	142,622
Agree Realty Corp. (REIT)	8,558	544,631
Alexander & Baldwin, Inc. (REIT)	11,496	128,870
Alexander’s, Inc. (REIT)	13	3,188
Alpine Income Property Trust, Inc. (REIT)(x)	932	14,493
American Assets Trust, Inc. (REIT)	8,076	194,551
American Finance Trust, Inc. (REIT)	17,365	108,879
Armada Hoffler Properties, Inc. (REIT)	9,430	87,322
Bluerock Residential Growth REIT, Inc. (REIT)	2,849	21,595
BRT Apartments Corp. (REIT)	1,566	18,447
CareTrust REIT, Inc. (REIT)	13,394	238,346
CatchMark Timber Trust, Inc. (REIT), Class A	6,872	61,367
Chatham Lodging Trust (REIT)	7,342	55,946
City Office REIT, Inc. (REIT)	6,854	51,542
Clipper Realty, Inc. (REIT)	836	5,058
Colony Capital, Inc. (REIT)	77,232	210,843
Columbia Property Trust, Inc. (REIT)	18,381	200,537
CoreCivic, Inc. (REIT)	19,164	153,312
CorEnergy Infrastructure Trust, Inc. (REIT)	2,264	13,222
CorePoint Lodging, Inc. (REIT)	6,648	36,232
DiamondRock Hospitality Co. (REIT)	31,992	162,199
Diversified Healthcare Trust (REIT)	38,023	133,841
EastGroup Properties, Inc. (REIT)	305	39,446
Equity Commonwealth (REIT)	42,000	1,118,460
Equity LifeStyle Properties, Inc. (REIT)	71,500	4,382,950
Essential Properties Realty Trust, Inc. (REIT)	14,734	269,927
Farmland Partners, Inc. (REIT)(x)	3,822	25,455
Franklin Street Properties Corp. (REIT)	16,271	59,552
Front Yard Residential Corp. (REIT)	7,949	69,474
GEO Group, Inc. (The) (REIT)	18,935	214,723
Getty Realty Corp. (REIT)	5,581	145,162
Gladstone Commercial Corp. (REIT)	4,447	74,932
Gladstone Land Corp. (REIT)	1,448	21,749
Global Medical REIT, Inc. (REIT)	6,877	92,840
Global Net Lease, Inc. (REIT)	14,537	231,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Healthcare Realty Trust, Inc. (REIT)	21,710	$653,905
Hersha Hospitality Trust (REIT)	5,905	32,714
Independence Realty Trust, Inc. (REIT)	15,222	176,423
Industrial Logistics Properties Trust (REIT)	10,468	228,935
Innovative Industrial Properties, Inc. (REIT)	2,003	248,592
Investors Real Estate Trust (REIT)	2,020	131,643
iStar, Inc. (REIT)	11,746	138,720
Jernigan Capital, Inc. (REIT)	3,536	60,607
Kite Realty Group Trust (REIT)	13,328	154,338
Lexington Realty Trust (REIT)	43,894	458,692
LTC Properties, Inc. (REIT)	3,874	135,048
Macerich Co. (The) (REIT)(x)	24,043	163,252
Mack-Cali Realty Corp. (REIT)	13,976	176,377
Monmouth Real Estate Investment Corp. (REIT)	1,984	27,478
National Health Investors, Inc. (REIT)	4,650	280,256
NETSTREIT Corp. (REIT)(x)	1,717	31,352
New Senior Investment Group, Inc. (REIT)	12,939	51,756
NexPoint Residential Trust, Inc. (REIT)	2,951	130,877
Office Properties Income Trust (REIT)	7,660	158,715
One Liberty Properties, Inc. (REIT)	2,634	43,092
Pebblebrook Hotel Trust (REIT)	20,930	262,253
Physicians Realty Trust (REIT)	33,514	600,236
Piedmont Office Realty Trust, Inc. (REIT), Class A	20,275	275,132
PotlatchDeltic Corp. (REIT)	10,532	443,397
Preferred Apartment Communities, Inc. (REIT), Class A	8,040	43,416
QTS Realty Trust, Inc. (REIT), Class A	503	31,699
Retail Opportunity Investments Corp. (REIT)	18,815	195,958
Retail Properties of America, Inc. (REIT), Class A	34,457	200,195
Retail Value, Inc. (REIT)	2,791	35,083
RLJ Lodging Trust (REIT)	26,370	228,364
RPT Realty (REIT)	12,730	69,251
Ryman Hospitality Properties, Inc. (REIT)	1,045	38,456
Sabra Health Care REIT, Inc. (REIT)	33,005	454,974
Safehold, Inc. (REIT)(x)	1,236	76,756
Saul Centers, Inc. (REIT)	341	9,064
Seritage Growth Properties (REIT), Class A(x)*	5,322	71,581
Service Properties Trust (REIT)	26,342	209,419
SITE Centers Corp. (REIT)	24,604	177,149
STAG Industrial, Inc. (REIT)	22,132	674,805
Summit Hotel Properties, Inc. (REIT)	16,416	85,035
Sunstone Hotel Investors, Inc. (REIT)	34,556	274,375
Tanger Factory Outlet Centers, Inc. (REIT)(x)	14,299	86,223
Terreno Realty Corp. (REIT)	6,166	337,650
UMH Properties, Inc. (REIT)	1,183	16,018
Universal Health Realty Income Trust (REIT)	258	14,703
Urban Edge Properties (REIT)	18,652	181,297
Urstadt Biddle Properties, Inc. (REIT), Class A	4,967	45,696
Washington REIT (REIT)	13,242	266,561
Whitestone REIT (REIT)	6,596	39,576
Xenia Hotels & Resorts, Inc. (REIT)	18,181	159,629

		18,419,574

Real Estate Management & Development (4.1%)
Altisource Portfolio Solutions SA(x)*	702	8,894
American Realty Investors, Inc.*	330	2,993
CTO Realty Growth, Inc.	771	34,001
Cushman & Wakefield plc*	11,631	122,242
DREAM Unlimited Corp., Class A	388,580	5,656,209
Fathom Holdings, Inc.*	521	8,201
Forestar Group, Inc.*	2,771	49,047
FRP Holdings, Inc.*	1,023	42,628
Griffin Industrial Realty, Inc.	98	5,238
Howard Hughes Corp. (The)*	77,800	4,481,280
Kennedy-Wilson Holdings, Inc.	19,666	285,550
Marcus & Millichap, Inc.*	3,534	97,256
Maui Land & Pineapple Co., Inc.*	348	3,765
Newmark Group, Inc., Class A	22,649	97,844
Rafael Holdings, Inc., Class B*	1,394	21,607
RE/MAX Holdings, Inc., Class A	2,834	92,757
Realogy Holdings Corp.(x)*	18,442	174,093
RMR Group, Inc. (The), Class A	327	8,983
St Joe Co. (The)*	2,565	52,916
Stratus Properties, Inc.*	1,052	22,681
Tejon Ranch Co.*	3,214	45,478
Transcontinental Realty Investors, Inc.*	301	7,504

		11,321,167

Total Real Estate		29,740,741

Utilities (3.1%)
Electric Utilities (0.7%)
ALLETE, Inc.	8,348	431,926
MGE Energy, Inc.	4,282	268,310
Otter Tail Corp.	4,277	154,699
PNM Resources, Inc.	12,721	525,759
Portland General Electric Co.	14,570	517,235

		1,897,929

Gas Utilities (1.4%)
Brookfield Infrastructure Corp.,
Class A	2,621	145,177
Chesapeake Utilities Corp.	123	10,369
New Jersey Resources Corp.	15,413	416,459
Northwest Natural Holding Co.	4,379	198,763
ONE Gas, Inc.	7,443	513,641
RGC Resources, Inc.	515	12,077
Rubis SCA	36,000	1,443,836
South Jersey Industries, Inc.	6,670	128,531
Southwest Gas Holdings, Inc.	8,288	522,973
Spire, Inc.	8,123	432,143

		3,823,969

Independent Power and Renewable Electricity Producers (0.4%)
Atlantic Power Corp.*	12,121	23,757
Brookfield Renewable Corp.	10,076	590,454
Clearway Energy, Inc., Class A	4,418	109,124
Clearway Energy, Inc., Class C	10,483	282,622
Sunnova Energy International, Inc.*	7,489	227,740

		1,233,697

Multi-Utilities (0.5%)
Avista Corp.	10,870	370,884
Black Hills Corp.	10,085	539,447
NorthWestern Corp.	8,206	399,140
Unitil Corp.	2,337	90,302

		1,399,773

Water Utilities (0.1%)
Artesian Resources Corp., Class A	1,151	39,675
Cadiz, Inc.(x)*	1,146	11,380
California Water Service Group	611	26,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consolidated Water Co. Ltd.	2,163	$22,517
SJW Group	1,975	120,198

		220,318

Total Utilities		8,575,686

Total Common Stocks (97.0%) (Cost $262,634,652)		269,258,382

MASTER LIMITED PARTNERSHIP:
Industrials (1.6%)
Industrial Conglomerates (1.6%)
Icahn Enterprises LP (Cost $3,973,754)	87,900	4,335,228

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Whiting Petroleum Corp., expiring 9/1/24(x)*	1,000	2,416

Total Energy		2,416

Total Warrants (0.0%) (Cost $—)		2,416

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $612,001.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,226,945, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,271,480.(xx)	2,226,941	2,226,941
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,800,011, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,995,606. (xx)	1,800,000	1,800,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,626,941

Total Short-Term Investments (2.0%) (Cost $5,626,941)		5,626,941

Total Investments in Securities (100.6%) (Cost $272,235,347)		279,222,967
Other Assets Less Liabilities (-0.6%)		(1,753,119)

Net Assets (100%)		$277,469,848

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $320,474 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $7,037,658. This was collateralized by $1,704,681 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/8/20-2/15/50 and by cash of $5,626,941 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	166,284	7,441,493	5,194	(916,182)	25,669	(548,333)	6,007,841	18,998	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	15,924	279,227	58,589	(42,338)	2,482	(42,061)	255,899	10,455	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.**	5,993	31,861	241,955	(40,850)	11,534	103,813	348,313	1,227	—

Total		7,752,581	305,738	(999,370)	39,685	(486,581)	6,612,053	30,680	—

** Not affiliated at September 30, 2020.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	16	12/2020	USD	1,203,520	(15,909)

					(15,909)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$10,381,428	$1,007,712	$—		$11,389,140
Consumer Discretionary	40,427,766	251,335	—		40,679,101
Consumer Staples	10,438,163	—	—		10,438,163
Energy	39,286,185	1,416,000	—		40,702,185
Financials	46,797,330	858,709	—	(a)	47,656,039
Health Care	9,854,095	—	—		9,854,095
Industrials	36,829,992	7,561,140	—		44,391,132
Information Technology	14,887,958	—	—		14,887,958
Materials	10,749,137	195,005	—		10,944,142
Real Estate	29,740,741	—	—		29,740,741
Utilities	7,131,850	1,443,836	—		8,575,686
Master Limited Partnership
Industrials	4,335,228	—	—		4,335,228
Short-Term Investments
Repurchase Agreements	—	5,626,941	—		5,626,941
Warrants
Energy	2,416	—	—		2,416

Total Assets	$260,862,289	$18,360,678	$—		$279,222,967

Liabilities:
Futures	$(15,909)	$—	$—		$(15,909)

Total Liabilities	$(15,909)	$—	$—		$(15,909)

Total	$260,846,380	$18,360,678	$—		$279,207,058

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,928,266
Aggregate gross unrealized depreciation	(53,619,839)

Net unrealized appreciation	$10,308,427

Federal income tax cost of investments in securities and derivative instruments, if applicable	$268,898,631

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (3.0%)
AT&T, Inc.	75,680	$2,157,637
BCE, Inc.	14,700	609,616
Deutsche Telekom AG (Registered)	73,116	1,224,856
Nippon Telegraph & Telephone Corp.	23,300	476,696
Singapore Telecommunications Ltd.	263,000	410,270
Swisscom AG (Registered)	926	491,198
Telenor ASA	45,336	759,606
Telia Co. AB	174,781	718,765
Verizon Communications, Inc.	46,700	2,778,183

		9,626,827

Entertainment (1.2%)
Activision Blizzard, Inc.	16,100	1,303,295
Netflix, Inc.*	1,500	750,045
Nintendo Co. Ltd.	1,100	625,328
Take-Two Interactive Software, Inc.*	2,900	479,138
Vivendi SA	25,718	716,817

		3,874,623

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A*	2,821	4,134,458
Facebook, Inc., Class A*	14,600	3,823,740

		7,958,198

Media (0.6%)
Comcast Corp., Class A	32,200	1,489,572
Shaw Communications, Inc., Class B	23,100	421,561

		1,911,133

Wireless Telecommunication Services (0.7%)
KDDI Corp.	23,200	586,866
NTT DOCOMO, Inc.	28,000	1,038,367
Rogers Communications, Inc., Class B	20,600	817,162

		2,442,395

Total Communication Services		25,813,176

Consumer Discretionary (6.8%)
Automobiles (0.2%)
Toyota Motor Corp.	9,100	601,870

Hotels, Restaurants & Leisure (0.6%)
Aristocrat Leisure Ltd.	19,722	425,317
Domino’s Pizza, Inc.	1,200	510,336
McDonald’s Corp.	4,900	1,075,501

		2,011,154

Household Durables (0.7%)
DR Horton, Inc.	10,600	801,678
Panasonic Corp.	50,000	423,542
Sekisui House Ltd.	24,200	427,995
Sony Corp.	6,000	458,910

		2,112,125

Internet & Direct Marketing Retail (2.0%)
Amazon.com, Inc.*	1,418	4,464,899
Booking Holdings, Inc.*	500	855,340
eBay, Inc.	21,390	1,114,419

		6,434,658

Multiline Retail (0.2%)
Wesfarmers Ltd.	20,118	641,435

Specialty Retail (2.4%)
AutoZone, Inc.*	500	588,820
Home Depot, Inc. (The)	9,100	2,527,161
Industria de Diseno Textil SA	15,270	424,547
Lowe’s Cos., Inc.	10,200	1,691,772
O’Reilly Automotive, Inc.*	1,600	737,728
Ross Stores, Inc.	4,800	447,936
TJX Cos., Inc. (The)	26,000	1,446,900

		7,864,864

Textiles, Apparel & Luxury Goods (0.7%)
Kering SA	822	546,124
LVMH Moet Hennessy Louis Vuitton SE	1,411	659,637
NIKE, Inc., Class B	9,600	1,205,184

		2,410,945

Total Consumer Discretionary		22,077,051

Consumer Staples (11.5%)
Beverages (2.9%)
Brown-Forman Corp., Class B	9,400	708,008
Coca-Cola Co. (The)	58,200	2,873,334
Diageo plc	33,069	1,132,885
Kirin Holdings Co. Ltd.	15,400	289,243
Monster Beverage Corp.*	9,300	745,860
PepsiCo, Inc.	22,583	3,130,004
Pernod Ricard SA	2,577	411,263

		9,290,597

Food & Staples Retailing (2.3%)
Alimentation Couche-Tard, Inc., Class B	20,700	720,858
Coles Group Ltd.	23,674	288,732
Costco Wholesale Corp.	6,987	2,480,385
George Weston Ltd.	5,500	404,420
Koninklijke Ahold Delhaize NV	10,007	296,163
Loblaw Cos. Ltd.	8,000	418,940
Metro, Inc.	7,900	379,055
Seven & i Holdings Co. Ltd.	11,600	358,591
Tesco plc	133,757	366,707
Walmart, Inc.	11,800	1,650,938

		7,364,789

Food Products (1.9%)
General Mills, Inc.	14,200	875,856
Hershey Co. (The)	3,500	501,690
Kellogg Co.	11,200	723,408
McCormick & Co., Inc. (Non-Voting)	2,600	504,660
Mondelez International, Inc., Class A	32,446	1,864,023
Nestle SA (Registered)	11,591	1,375,146
Orkla ASA	50,133	507,353

		6,352,136

Household Products (2.9%)
Church & Dwight Co., Inc.	10,300	965,213
Clorox Co. (The)	3,900	819,663
Colgate-Palmolive Co.	25,400	1,959,610
Essity AB, Class B	12,459	421,000
Kimberly-Clark Corp.	12,300	1,816,218
Procter & Gamble Co. (The)	24,700	3,433,053

		9,414,757

Personal Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	4,000	873,000
Kao Corp.	6,500	487,761
L’Oreal SA	2,805	912,753
Unilever NV	29,042	1,753,273
Unilever plc	12,730	784,396

		4,811,183

Total Consumer Staples		37,233,462

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Enbridge, Inc.	22,000	642,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Neste OYJ	6,693	$351,943
Royal Dutch Shell plc, Class A(x)	15,978	201,380
TC Energy Corp.	22,200	931,981
TOTAL SE	30,584	1,050,042

Total Energy		3,178,056

Financials (14.3%)
Banks (2.9%)
Bank of Montreal	7,500	438,436
Bank of Nova Scotia (The)	35,900	1,491,486
Canadian Imperial Bank of Commerce	10,300	769,899
Commonwealth Bank of Australia	15,282	698,456
Hang Seng Bank Ltd.	22,000	326,567
JPMorgan Chase & Co.	2,700	259,929
National Bank of Canada	6,600	327,832
Royal Bank of Canada	31,200	2,190,596
Sumitomo Mitsui Trust Holdings, Inc.	12,700	337,941
Svenska Handelsbanken AB, Class A*	45,729	384,062
Toronto-Dominion Bank (The)	41,600	1,926,056
US Bancorp	10,600	380,010

		9,531,270

Capital Markets (4.1%)
ASX Ltd.	10,412	609,858
Bank of New York Mellon Corp. (The)	27,500	944,350
BGP Holdings plc(r)*	177,813	—
BlackRock, Inc.	3,000	1,690,650
Deutsche Boerse AG	2,807	492,963
FactSet Research Systems, Inc.	900	301,392
Hong Kong Exchanges & Clearing Ltd.	12,200	573,454
Intercontinental Exchange, Inc.	16,500	1,650,825
London Stock Exchange Group plc	4,614	527,845
MarketAxess Holdings, Inc.	700	337,113
Moody’s Corp.	3,600	1,043,460
MSCI, Inc.	2,900	1,034,662
Nasdaq, Inc.	4,500	552,195
Northern Trust Corp.	7,500	584,775
S&P Global, Inc.	5,000	1,803,000
T. Rowe Price Group, Inc.	7,400	948,828

		13,095,370

Consumer Finance (0.4%)
American Express Co.	13,100	1,313,275

Diversified Financial Services (0.8%)
Berkshire Hathaway, Inc., Class B*	10,700	2,278,458
ORIX Corp.(x)	29,600	368,503

		2,646,961

Insurance (6.1%)
Aflac, Inc.	21,800	792,430
Allianz SE (Registered)	4,580	878,529
Allstate Corp. (The)	11,300	1,063,782
Aon plc, Class A	7,100	1,464,730
Arthur J Gallagher & Co.	8,600	907,988
Assicurazioni Generali SpA	28,717	404,435
Aviva plc	113,202	416,265
Brown & Brown, Inc.	9,500	430,065
Chubb Ltd.	12,100	1,405,052
Gjensidige Forsikring ASA	24,351	494,331
Hannover Rueck SE	2,335	361,970
Hartford Financial Services Group, Inc. (The)	11,900	438,634
Intact Financial Corp.	5,700	610,346
Legal & General Group plc	254,842	617,614
Manulife Financial Corp.	43,600	606,415
Marsh & McLennan Cos., Inc.	17,200	1,972,840
Medibank Pvt Ltd.	185,639	334,407
MetLife, Inc.	16,500	613,305
MS&AD Insurance Group Holdings, Inc.	13,800	373,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,606	1,169,460
Progressive Corp. (The)	13,700	1,296,979
Sompo Holdings, Inc.	10,700	370,628
Sun Life Financial, Inc.	14,400	586,793
Tokio Marine Holdings, Inc.	15,000	656,883
Travelers Cos., Inc. (The)	4,800	519,312
Zurich Insurance Group AG	2,783	967,609

		19,754,577

Total Financials		46,341,453

Health Care (15.2%)
Biotechnology (1.4%)
AbbVie, Inc.	5,000	437,950
Amgen, Inc.	5,671	1,441,341
CSL Ltd.	3,091	636,876
Gilead Sciences, Inc.	8,600	543,434
Regeneron Pharmaceuticals, Inc.*	1,200	671,736
Vertex Pharmaceuticals, Inc.*	3,000	816,360

		4,547,697

Health Care Equipment & Supplies (4.9%)
Abbott Laboratories	16,600	1,806,578
Coloplast A/S, Class B	2,818	445,661
Danaher Corp.	11,000	2,368,630
Edwards Lifesciences Corp.*	15,700	1,253,174
Hologic, Inc.*	5,000	332,350
Hoya Corp.	4,600	518,510
IDEXX Laboratories, Inc.*	2,400	943,464
Intuitive Surgical, Inc.*	1,100	780,494
Koninklijke Philips NV*	9,062	426,913
Medtronic plc	23,200	2,410,944
ResMed, Inc.	3,300	565,719
Smith & Nephew plc	18,929	368,858
STERIS plc	3,300	581,427
Stryker Corp.	8,200	1,708,634
Terumo Corp.	10,900	434,273
West Pharmaceutical Services, Inc.	2,700	742,230

		15,687,859

Health Care Providers & Services (1.7%)
Anthem, Inc.	3,500	940,065
Cigna Corp.	3,100	525,171
HCA Healthcare, Inc.	2,200	274,296
Humana, Inc.	1,700	703,613
McKesson Corp.	2,100	312,753
Sonic Healthcare Ltd.(x)	18,926	450,257
UnitedHealth Group, Inc.	7,200	2,244,744

		5,450,899

Health Care Technology (0.1%)
Cerner Corp.	5,100	368,679

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	7,000	706,580
Mettler-Toledo International, Inc.*	600	579,450
Thermo Fisher Scientific, Inc.	5,800	2,560,816
Waters Corp.*	2,300	450,064

		4,296,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (5.8%)
Astellas Pharma, Inc.	22,200	$330,481
AstraZeneca plc	4,731	514,927
Chugai Pharmaceutical Co. Ltd.	10,400	466,691
Eli Lilly and Co.	12,900	1,909,458
GlaxoSmithKline plc	48,171	902,334
Johnson & Johnson	22,200	3,305,136
Merck & Co., Inc.	32,500	2,695,875
Merck KGaA	2,159	315,263
Novartis AG (Registered)	7,978	693,298
Novo Nordisk A/S, Class B	10,315	716,498
Ono Pharmaceutical Co. Ltd.	13,000	408,124
Otsuka Holdings Co. Ltd.	7,100	301,116
Pfizer, Inc.	35,100	1,288,170
Roche Holding AG	4,192	1,434,197
Sanofi	7,180	719,932
Shionogi & Co. Ltd.	5,300	283,556
UCB SA	2,485	282,199
Zoetis, Inc.	12,400	2,050,588

		18,617,843

Total Health Care		48,969,887

Industrials (12.9%)
Aerospace & Defense (1.1%)
BAE Systems plc	58,956	364,673
General Dynamics Corp.	4,700	650,621
Lockheed Martin Corp.	4,100	1,571,448
Northrop Grumman Corp.	1,800	567,882
Teledyne Technologies, Inc.*	1,200	372,252

		3,526,876

Air Freight & Logistics (0.6%)
Expeditors International of Washington, Inc.	6,300	570,276
United Parcel Service, Inc., Class B	7,600	1,266,388

		1,836,664

Building Products (0.7%)
Daikin Industries Ltd.	4,000	737,563
Geberit AG (Registered)	974	577,124
Ingersoll-Rand plc	6,100	739,625
Masco Corp.	5,200	286,676

		2,340,988

Commercial Services & Supplies (1.1%)
Cintas Corp.	1,700	565,811
Copart, Inc.*	5,100	536,316
Dai Nippon Printing Co. Ltd.	15,700	318,008
Secom Co. Ltd.(x)	5,100	466,007
Securitas AB, Class B*	29,840	456,676
Waste Management, Inc.	10,500	1,188,285

		3,531,103

Construction & Engineering (0.4%)
Kajima Corp.(x)	35,200	421,600
Obayashi Corp.	44,100	399,681
Vinci SA	4,716	393,366

		1,214,647

Electrical Equipment (0.8%)
Eaton Corp. plc	7,600	775,428
Emerson Electric Co.	4,200	275,394
Mitsubishi Electric Corp.	31,000	418,524
Rockwell Automation, Inc.	2,800	617,904
Schneider Electric SE	5,258	652,597

		2,739,847

Industrial Conglomerates (1.5%)
3M Co.	11,300	1,810,034
Honeywell International, Inc.	11,100	1,827,171
Roper Technologies, Inc.	2,000	790,220
Siemens AG (Registered)	2,355	297,780

		4,725,205

Machinery (2.5%)
Atlas Copco AB, Class A	14,021	667,304
Caterpillar, Inc.	7,800	1,163,370
Cummins, Inc.	5,000	1,055,800
Deere & Co.	4,000	886,520
Illinois Tool Works, Inc.	7,700	1,487,717
Kone OYJ, Class B	8,843	777,406
PACCAR, Inc.	6,700	571,376
Parker-Hannifin Corp.	2,700	546,318
Sandvik AB*	24,712	482,060
Volvo AB, Class B*	27,847	534,846

		8,172,717

Professional Services (1.5%)
CoStar Group, Inc.*	600	509,106
IHS Markit Ltd.	11,400	895,014
Recruit Holdings Co. Ltd.	11,400	452,322
Teleperformance	1,970	606,687
Thomson Reuters Corp.	5,500	438,910
Verisk Analytics, Inc.	5,600	1,037,736
Wolters Kluwer NV	10,351	883,727

		4,823,502

Road & Rail (2.1%)
Canadian National Railway Co.	19,900	2,119,349
Canadian Pacific Railway Ltd.	2,900	882,164
CSX Corp.	9,100	706,797
Hankyu Hanshin Holdings, Inc.	10,500	337,781
Nagoya Railroad Co. Ltd.(x)	12,800	350,745
Norfolk Southern Corp.	3,400	727,566
Tobu Railway Co. Ltd.	10,700	330,497
Union Pacific Corp.	7,000	1,378,090

		6,832,989

Trading Companies & Distributors (0.6%)
Fastenal Co.	11,300	509,517
Ferguson plc	5,602	563,653
Toyota Tsusho Corp.(x)	15,500	432,877
WW Grainger, Inc.	900	321,093

		1,827,140

Total Industrials		41,571,678

Information Technology (17.8%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	40,744	1,604,906
Motorola Solutions, Inc.	2,700	423,387

		2,028,293

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	4,900	530,523
CDW Corp.	3,900	466,167
Corning, Inc.	14,700	476,427
Keyence Corp.	1,000	466,042

		1,939,159

IT Services (4.9%)
Accenture plc, Class A	9,100	2,056,509
Automatic Data Processing, Inc.	12,500	1,743,625
Booz Allen Hamilton Holding Corp.	5,000	414,900
Broadridge Financial Solutions, Inc.	3,500	462,000
CGI, Inc.*	6,700	454,768
Cognizant Technology Solutions Corp., Class A	9,700	673,374
EPAM Systems, Inc.*	900	290,952
International Business Machines Corp.	3,300	401,511
Jack Henry & Associates, Inc.	2,600	422,734
Mastercard, Inc., Class A	6,700	2,265,739
Nomura Research Institute Ltd.	16,600	487,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Paychex, Inc.	8,500	$678,045
PayPal Holdings, Inc.*	7,400	1,458,022
VeriSign, Inc.*	3,000	614,550
Visa, Inc., Class A	16,300	3,259,511

		15,684,115

Semiconductors & Semiconductor Equipment (2.1%)
Applied Materials, Inc.	11,600	689,620
ASML Holding NV	2,489	917,781
Intel Corp.	29,000	1,501,620
KLA Corp.	2,100	406,854
Maxim Integrated Products, Inc.	7,400	500,314
Texas Instruments, Inc.	16,522	2,359,176
Xilinx, Inc.	2,900	302,296

		6,677,661

Software (6.4%)
Adobe, Inc.*	6,200	3,040,666
Cadence Design Systems, Inc.*	5,900	629,117
Citrix Systems, Inc.	3,500	481,985
Fair Isaac Corp.*	700	297,766
Intuit, Inc.	5,000	1,631,050
Microsoft Corp.	45,269	9,521,429
Nice Ltd.*	1,918	434,598
Open Text Corp.	9,300	393,079
Oracle Corp.	38,400	2,292,480
SAP SE	9,396	1,463,177
Synopsys, Inc.*	3,000	641,940

		20,827,287

Technology Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	81,300	9,415,353
Canon, Inc.(x)	19,600	325,318
FUJIFILM Holdings Corp.	7,100	349,857
Seagate Technology plc	7,500	369,525

		10,460,053

Total Information Technology		57,616,568

Materials (3.3%)
Chemicals (2.4%)
Air Liquide SA	2,730	433,206
Air Products and Chemicals, Inc.	4,200	1,251,012
Corteva, Inc.	14,200	409,102
Givaudan SA (Registered)	197	849,075
Koninklijke DSM NV	4,308	709,941
Linde plc	8,200	1,952,666
Sherwin-Williams Co. (The)	1,700	1,184,458
Shin-Etsu Chemical Co. Ltd.	2,800	365,461
Symrise AG	5,479	757,975

		7,912,896

Construction Materials (0.2%)
Vulcan Materials Co.	3,800	515,052

Containers & Packaging (0.2%)
Ball Corp.	6,300	523,656

Metals & Mining (0.5%)
BHP Group Ltd.	12,558	323,153
BHP Group plc	24,398	520,137
Franco-Nevada Corp.	2,400	335,374
Rio Tinto plc	6,776	408,851

		1,587,515

Total Materials		10,539,119

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	4,300	688,000
American Tower Corp. (REIT)	5,100	1,232,823
Daiwa House REIT Investment Corp. (REIT)	209	535,194
Dexus (REIT)	124,613	795,268
Duke Realty Corp. (REIT)	11,200	413,280
Equinix, Inc. (REIT)	400	304,052
Equity Residential (REIT)	9,300	477,369
Essex Property Trust, Inc. (REIT)	1,700	341,343
Goodman Group (REIT)	57,894	745,099
Japan Real Estate Investment Corp. (REIT)(x)	69	352,788
Mid-America Apartment Communities, Inc. (REIT)	3,300	382,635
Nippon Building Fund, Inc. (REIT)	69	391,717
Nippon Prologis REIT, Inc. (REIT)	142	479,474
Nomura Real Estate Master Fund, Inc. (REIT)	310	389,746

		7,528,788

Real Estate Management & Development (0.4%)
CK Asset Holdings Ltd.	59,000	287,866
Mitsubishi Estate Co. Ltd.	28,700	433,774
Swiss Prime Site AG (Registered)	4,939	448,275

		1,169,915

Total Real Estate		8,698,703

Utilities (5.9%)
Electric Utilities (2.4%)
Enel SpA	134,038	1,163,872
Eversource Energy	21,000	1,754,550
Fortis, Inc.	17,300	707,305
Iberdrola SA	155,024	1,908,010
Orsted A/S(m)	4,748	654,915
Red Electrica Corp. SA	31,834	597,316
Siemens Energy AG*	1,178	31,753
Terna Rete Elettrica Nazionale SpA	142,171	996,083

		7,813,804

Gas Utilities (0.6%)
APA Group	58,075	430,619
Atmos Energy Corp.	11,900	1,137,521
Naturgy Energy Group SA	22,794	457,053

		2,025,193

Multi-Utilities (2.2%)
CMS Energy Corp.	13,500	829,035
Consolidated Edison, Inc.	17,600	1,369,280
E.ON SE	65,563	724,384
National Grid plc	90,171	1,038,024
Public Service Enterprise Group, Inc.	13,800	757,758
Sempra Energy	12,600	1,491,336
WEC Energy Group, Inc.	9,800	949,620

		7,159,437

Water Utilities (0.7%)
American Water Works Co., Inc.	11,600	1,680,608
Severn Trent plc	14,842	466,671

		2,147,279

Total Utilities		19,145,713

Total Common Stocks (99.4%) (Cost $291,915,464)		321,184,866

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	10,413	10,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $204,000.(xx)	$200,000	$200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $266,549, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $271,880.(xx)	266,549	266,549
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,108,670.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,466,549

Total Short-Term Investments (0.5%) (Cost $1,476,969)		1,476,969

Total Investments in Securities (99.9%) (Cost $293,392,433)		322,661,835
Other Assets Less Liabilities (0.1%)		282,507

Net Assets (100%)		$322,944,342

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $654,915 or 0.2% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $2,329,192. This was collateralized by $992,359 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $1,466,549 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.3%
Belgium	0.1
Canada	6.1
Denmark	0.6
Finland	0.3
France	2.2
Germany	2.4
Hong Kong	0.4
Israel	0.1
Italy	0.8
Japan	6.2
Malta	0.0 #
Netherlands	1.1
Norway	0.5
Singapore	0.1
Spain	1.0
Sweden	1.1
Switzerland	2.1
United Kingdom	3.5
United States	69.0
Cash and Other	0.1

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$18,764,407	$7,048,769	$—		$25,813,176
Consumer Discretionary	17,467,674	4,609,377	—		22,077,051
Consumer Staples	27,848,196	9,385,266	—		37,233,462
Energy	1,574,691	1,603,365	—		3,178,056
Financials	34,975,898	11,365,555	—	(a)	46,341,453
Health Care	38,319,923	10,649,964	—		48,969,887
Industrials	29,648,174	11,923,504	—		41,571,678
Information Technology	53,171,920	4,444,648	—		57,616,568
Materials	6,171,320	4,367,799	—		10,539,119
Real Estate	3,839,502	4,859,201	—		8,698,703
Utilities	10,677,013	8,468,700	—		19,145,713
Short-Term Investments
Investment Company	10,420	—	—		10,420
Repurchase Agreements	—	1,466,549	—		1,466,549

Total Assets	$242,469,138	$80,192,697	$—		$322,661,835

Total Liabilities	$—	$—	$—		$—

Total	$242,469,138	$80,192,697	$—		$322,661,835

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,215,940
Aggregate gross unrealized depreciation	(3,971,539)

Net unrealized appreciation	$29,244,401

Federal income tax cost of investments in securities and derivative instruments, if applicable	$293,417,434

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.1%)
Diversified Telecommunication Services (1.7%)
CenturyLink, Inc.	10,590	$106,853
Liberty Global plc, Class A*	1,860	39,078
Liberty Global plc, Class C*	4,347	89,266
Verizon Communications, Inc.	46,896	2,789,843

		3,025,040

Entertainment (1.6%)
Electronic Arts, Inc.*	3,244	423,050
Walt Disney Co. (The)	20,468	2,539,669

		2,962,719

Interactive Media & Services (9.6%)
Alphabet, Inc., Class A*	3,401	4,984,506
Alphabet, Inc., Class C*	3,419	5,024,562
Facebook, Inc., Class A*	27,213	7,127,085

		17,136,153

Media (0.2%)
Discovery, Inc., Class A(x)*	1,793	39,033
Discovery, Inc., Class C*	3,793	74,343
John Wiley & Sons, Inc., Class A	510	16,172
New York Times Co. (The), Class A	1,607	68,764
Omnicom Group, Inc.	2,469	122,216
Scholastic Corp.	385	8,081

		328,609

Total Communication Services		23,452,521

Consumer Discretionary (10.2%)
Auto Components (0.2%)
Aptiv plc	2,955	270,914
Autoliv, Inc.(x)	979	71,350
BorgWarner, Inc.	2,326	90,109

		432,373

Automobiles (2.0%)
Harley-Davidson, Inc.	1,679	41,203
Tesla, Inc.*	8,395	3,601,539

		3,642,742

Distributors (0.1%)
LKQ Corp.*	3,346	92,784
Pool Corp.	455	152,216

		245,000

Hotels, Restaurants & Leisure (2.4%)
Aramark	2,600	68,770
Choice Hotels International, Inc.	403	34,642
Darden Restaurants, Inc.	1,452	146,274
Domino’s Pizza, Inc.	442	187,974
Hilton Worldwide Holdings, Inc.	3,102	264,663
Jack in the Box, Inc.	252	19,986
Marriott International, Inc., Class A	3,138	290,516
McDonald’s Corp.	8,430	1,850,301
Royal Caribbean Cruises Ltd.	2,029	131,337
Starbucks Corp.	13,179	1,132,340
Vail Resorts, Inc.	455	97,356

		4,224,159

Household Durables (0.3%)
Ethan Allen Interiors, Inc.	235	3,182
Garmin Ltd.	1,637	155,286
La-Z-Boy, Inc.	547	17,301
Meritage Homes Corp.*	417	46,033
Mohawk Industries, Inc.*	693	67,630
Newell Brands, Inc.	4,431	76,036
Whirlpool Corp.	713	131,113

		496,581

Internet & Direct Marketing Retail (0.5%)
Booking Holdings, Inc.*	463	792,045

Leisure Products (0.1%)
Callaway Golf Co.	903	17,283
Hasbro, Inc.	1,484	122,757
Mattel, Inc.(x)*	4,128	48,298

		188,338

Multiline Retail (0.0%)
Kohl’s Corp.	1,798	33,317
Nordstrom, Inc.(x)	1,271	15,150

		48,467

Specialty Retail (3.3%)
AutoNation, Inc.*	599	31,705
Best Buy Co., Inc.	2,596	288,909
Buckle, Inc. (The)	330	6,729
CarMax, Inc.*	1,866	171,504
Foot Locker, Inc.	1,194	39,438
GameStop Corp., Class A(x)*	604	6,161
Gap, Inc. (The)	2,553	43,478
Home Depot, Inc. (The)	12,182	3,383,063
Lowe’s Cos., Inc.	8,523	1,413,625
ODP Corp. (The)	647	12,584
Signet Jewelers Ltd.	653	12,211
Tiffany & Co.	1,243	144,001
Tractor Supply Co.	1,331	190,785
Ulta Beauty, Inc.*	591	132,372

		5,876,565

Textiles, Apparel & Luxury Goods (1.3%)
Capri Holdings Ltd.*	1,531	27,558
Columbia Sportswear Co.	318	27,660
Deckers Outdoor Corp.*	319	70,183
Hanesbrands, Inc.	3,743	58,952
NIKE, Inc., Class B	14,032	1,761,577
PVH Corp.	788	46,996
Under Armour, Inc., Class A*	2,229	25,032
Under Armour, Inc., Class C*	2,145	21,107
VF Corp.	3,680	258,520
Wolverine World Wide, Inc.	958	24,755

		2,322,340

Total Consumer Discretionary		18,268,610

Consumer Staples (7.9%)
Beverages (2.5%)
Coca-Cola Co. (The)	46,164	2,279,117
PepsiCo, Inc.	15,709	2,177,267

		4,456,384

Food & Staples Retailing (0.4%)
Kroger Co. (The)	8,884	301,257
Sysco Corp.	5,419	337,170
United Natural Foods, Inc.*	591	8,788

		647,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.7%)
Archer-Daniels-Midland Co.	6,195	$288,006
Bunge Ltd.	1,559	71,246
Campbell Soup Co.	2,069	100,078
Darling Ingredients, Inc.*	1,872	67,448
General Mills, Inc.	6,889	424,914
Hain Celestial Group, Inc. (The)*	958	32,859
Hormel Foods Corp.	3,335	163,048
Ingredion, Inc.	696	52,673
J M Smucker Co. (The)	1,306	150,869
Kellogg Co.	2,929	189,184
Kraft Heinz Co. (The)	7,671	229,746
Lamb Weston Holdings, Inc.	1,656	109,743
McCormick & Co., Inc. (Non- Voting)	1,408	273,293
Mondelez International, Inc., Class A	16,099	924,888

		3,077,995

Household Products (3.0%)
Clorox Co. (The)	1,425	299,492
Colgate-Palmolive Co.	9,251	713,715
Kimberly-Clark Corp.	3,850	568,491
Procter & Gamble Co. (The)	28,018	3,894,222

		5,475,920

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	2,538	553,918

Total Consumer Staples		14,211,432

Energy (1.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	7,329	97,402
Core Laboratories NV	556	8,485
National Oilwell Varco, Inc.	4,504	40,806
Schlumberger NV	15,805	245,926
TechnipFMC plc	4,842	30,553

		423,172

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp.	4,299	40,712
Cheniere Energy, Inc.*	2,614	120,950
ConocoPhillips	12,004	394,211
Devon Energy Corp.	4,550	43,043
EQT Corp.	2,850	36,850
Hess Corp.	3,146	128,766
Marathon Oil Corp.	8,730	35,706
Marathon Petroleum Corp.	7,382	216,588
Noble Energy, Inc.	5,666	48,444
Occidental Petroleum Corp.	10,163	101,732
ONEOK, Inc.	4,758	123,613
Phillips 66	4,881	253,031
Pioneer Natural Resources Co.	1,870	160,801
Southwestern Energy Co.*	5,980	14,053
Valero Energy Corp.	4,685	202,954

		1,921,454

Total Energy		2,344,626

Financials (7.4%)
Banks (1.3%)
Bank of Hawaii Corp.	466	23,542
Cathay General Bancorp	850	18,428
CIT Group, Inc.	1,090	19,304
Citizens Financial Group, Inc.	4,907	124,049
Comerica, Inc.	1,585	60,626
First Republic Bank	1,954	213,103
Heartland Financial USA, Inc.	419	12,568
International Bancshares Corp.	656	17,095
KeyCorp	10,319	123,106
M&T Bank Corp.	1,485	136,754
Old National Bancorp	1,687	21,189
People’s United Financial, Inc.	4,879	50,303
PNC Financial Services Group, Inc. (The)‡	4,727	519,545
Regions Financial Corp.	11,006	126,899
Signature Bank	599	49,711
SVB Financial Group*	589	141,725
Truist Financial Corp.	15,288	581,708
Umpqua Holdings Corp.	2,348	24,936
Zions Bancorp NA	1,882	54,992

		2,319,583

Capital Markets (3.4%)
Ameriprise Financial, Inc.	1,402	216,062
Bank of New York Mellon Corp. (The)	9,130	313,524
BlackRock, Inc.‡	1,715	966,488
Charles Schwab Corp. (The)	13,186	477,729
CME Group, Inc.	4,081	682,792
E*TRADE Financial Corp.	2,535	126,877
FactSet Research Systems, Inc.	435	145,673
Franklin Resources, Inc.	3,309	67,338
Intercontinental Exchange, Inc.	6,181	618,409
Invesco Ltd.	4,406	50,272
Moody’s Corp.	1,920	556,512
Northern Trust Corp.	2,270	176,992
S&P Global, Inc.	2,721	981,193
State Street Corp.	3,914	232,218
T. Rowe Price Group, Inc.	2,552	327,217
TD Ameritrade Holding Corp.	3,077	120,465

		6,059,761

Consumer Finance (0.5%)
Ally Financial, Inc.	4,236	106,197
American Express Co.	7,673	769,218

		875,415

Diversified Financial Services (0.1%)
Equitable Holdings, Inc.‡	4,728	86,239
Voya Financial, Inc.	1,496	71,703

		157,942

Insurance (2.1%)
Allstate Corp. (The)	3,510	330,431
Arthur J Gallagher & Co.	2,152	227,208
Chubb Ltd.	5,085	590,470
Hartford Financial Services Group, Inc. (The)	4,090	150,757
Lincoln National Corp.	2,233	69,960
Loews Corp.	2,975	103,381
Marsh & McLennan Cos., Inc.	5,738	658,149
Principal Financial Group, Inc.	3,148	126,770
Progressive Corp. (The)	6,664	630,881
Prudential Financial, Inc.	4,513	286,666
Travelers Cos., Inc. (The)	2,786	301,417
Willis Towers Watson plc	1,464	305,713

		3,781,803

Thrifts & Mortgage Finance (0.0%)
New York Community Bancorp, Inc.	5,150	42,590

Total Financials		13,237,094

Health Care (10.4%)
Biotechnology (3.2%)
AbbVie, Inc.	19,987	1,750,661
Amgen, Inc.	6,670	1,695,247
Biogen, Inc.*	1,848	524,241
BioMarin Pharmaceutical, Inc.*	2,054	156,268
Gilead Sciences, Inc.	14,223	898,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	2,926	$796,223

		5,821,392

Health Care Equipment & Supplies (1.9%)
ABIOMED, Inc.*	513	142,132
Align Technology, Inc.*	855	279,893
Becton Dickinson and Co.	3,281	763,423
Cooper Cos., Inc. (The)	591	199,238
Dentsply Sirona, Inc.	2,536	110,899
Edwards Lifesciences Corp.*	6,988	557,782
Hologic, Inc.*	2,965	197,083
IDEXX Laboratories, Inc.*	952	374,241
ResMed, Inc.	1,648	282,517
Varian Medical Systems, Inc.*	1,042	179,224
West Pharmaceutical Services, Inc.	841	231,191

		3,317,623

Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.	1,759	170,482
Cardinal Health, Inc.	3,282	154,090
Centene Corp.*	6,554	382,295
Cigna Corp.	4,151	703,221
DaVita, Inc.*	926	79,312
HCA Healthcare, Inc.	3,031	377,905
Henry Schein, Inc.*	1,647	96,810
Humana, Inc.	1,503	622,077
Laboratory Corp. of America Holdings*	1,105	208,038
MEDNAX, Inc.*	946	15,401
Patterson Cos., Inc.	1,019	24,563
Quest Diagnostics, Inc.	1,524	174,483
Select Medical Holdings Corp.*	1,227	25,546

		3,034,223

Health Care Technology (0.2%)
Cerner Corp.	3,388	244,919
Teladoc Health, Inc.(x)*	806	176,707

		421,626

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	3,465	349,757
Bio-Techne Corp.	434	107,515
IQVIA Holdings, Inc.*	2,152	339,219
Mettler-Toledo International, Inc.*	268	258,821
Waters Corp.*	710	138,933

		1,194,245

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	25,593	1,543,002
Jazz Pharmaceuticals plc*	629	89,689
Merck & Co., Inc.	28,529	2,366,481
Zoetis, Inc.	5,365	887,210

		4,886,382

Total Health Care		18,675,491

Industrials (8.7%)
Aerospace & Defense (0.0%)
Spirit AeroSystems Holdings, Inc., Class A	1,233	23,316

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	1,544	157,782
Echo Global Logistics, Inc.*	316	8,143
Expeditors International of Washington, Inc.	1,866	168,910
United Parcel Service, Inc., Class B	7,986	1,330,707

		1,665,542

Airlines (0.1%)
Delta Air Lines, Inc.	1,713	52,384
Southwest Airlines Co.	1,697	63,637

		116,021

Building Products (0.8%)
A O Smith Corp.	1,524	80,467
Allegion plc	1,055	104,350
Builders FirstSource, Inc.*	1,372	44,755
Fortune Brands Home & Security, Inc.	1,576	136,356
Ingersoll-Rand plc	2,729	330,891
Johnson Controls International plc	8,332	340,362
Lennox International, Inc.	390	106,318
Masco Corp.	2,921	161,035
Owens Corning	1,214	83,535

		1,388,069

Commercial Services & Supplies (0.2%)
ACCO Brands Corp.	1,073	6,223
Copart, Inc.*	2,401	252,489
Deluxe Corp.	487	12,530
HNI Corp.	507	15,910
Interface, Inc.	734	4,492
Knoll, Inc.	630	7,598
Steelcase, Inc., Class A	888	8,978
Tetra Tech, Inc.	616	58,828

		367,048

Construction & Engineering (0.1%)
EMCOR Group, Inc.	637	43,131
Granite Construction, Inc.	585	10,302
Quanta Services, Inc.	1,487	78,603

		132,036

Electrical Equipment (0.5%)
Acuity Brands, Inc.	430	44,010
Eaton Corp. plc	4,466	455,666
Rockwell Automation, Inc.	1,320	291,298
Sensata Technologies Holding plc*	1,758	75,840

		866,814

Industrial Conglomerates (0.9%)
3M Co.	6,506	1,042,131
Roper Technologies, Inc.	1,179	465,835

		1,507,966

Machinery (2.7%)
AGCO Corp.	742	55,108
Caterpillar, Inc.	6,119	912,649
Cummins, Inc.	1,646	347,569
Deere & Co.	3,350	742,461
Dover Corp.	1,643	178,003
Flowserve Corp.	1,486	40,553
Fortive Corp.	3,453	263,153
Graco, Inc.	1,881	115,399
Illinois Tool Works, Inc.	3,559	687,635
Lincoln Electric Holdings, Inc.	655	60,286
Meritor, Inc.*	833	17,443
Middleby Corp. (The)*	637	57,145
PACCAR, Inc.	3,953	337,112
Parker-Hannifin Corp.	1,461	295,619
Snap-on, Inc.	597	87,837
Stanley Black & Decker, Inc.	1,761	285,634
Tennant Co.	198	11,951
Timken Co. (The)	772	41,858
Westinghouse Air Brake Technologies Corp.	2,073	128,277
Xylem, Inc.	2,061	173,371

		4,839,063

Professional Services (0.4%)
ASGN, Inc.*	608	38,645
Exponent, Inc.	596	42,930
Heidrick & Struggles International, Inc.	257	5,050
ICF International, Inc.	214	13,167
IHS Markit Ltd.	4,326	339,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kelly Services, Inc., Class A	381	$6,492
ManpowerGroup, Inc.	638	46,785
Resources Connection, Inc.	406	4,689
Robert Half International, Inc.	1,286	68,081
TransUnion	2,155	181,300
TrueBlue, Inc.*	492	7,621

		754,394

Road & Rail (1.7%)
AMERCO	104	37,022
ArcBest Corp.	182	5,653
Avis Budget Group, Inc.*	735	19,345
CSX Corp.	8,660	672,622
Kansas City Southern	1,062	192,042
Norfolk Southern Corp.	2,898	620,143
Ryder System, Inc.	609	25,724
Union Pacific Corp.	7,694	1,514,718

		3,087,269

Trading Companies & Distributors (0.4%)
Air Lease Corp.	1,201	35,333
Applied Industrial Technologies, Inc.	442	24,354
Fastenal Co.	6,559	295,745
H&E Equipment Services, Inc.	391	7,687
HD Supply Holdings, Inc.*	1,823	75,181
United Rentals, Inc.*	785	136,983
WW Grainger, Inc.	519	185,164

		760,447

Total Industrials		15,507,985

Information Technology (32.5%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	47,810	1,883,236
CommScope Holding Co., Inc.*	1,957	17,613
F5 Networks, Inc.*	688	84,466
Motorola Solutions, Inc.	1,909	299,350
Plantronics, Inc.(x)	435	5,150

		2,289,815

Electronic Equipment, Instruments & Components (0.8%)
Cognex Corp.	1,952	127,075
Corning, Inc.	8,680	281,319
Flex Ltd.*	5,673	63,197
Itron, Inc.*	415	25,207
Keysight Technologies, Inc.*	2,086	206,055
TE Connectivity Ltd.	3,708	362,420
Trimble, Inc.*	2,842	138,405
Zebra Technologies Corp., Class A*	597	150,719

		1,354,397

IT Services (7.8%)
Accenture plc, Class A	7,219	1,631,422
Automatic Data Processing, Inc.	4,852	676,806
Cognizant Technology Solutions Corp., Class A	6,105	423,809
International Business Machines Corp.	10,033	1,220,715
Mastercard, Inc., Class A	10,111	3,419,237
Okta, Inc.*	1,310	280,144
PayPal Holdings, Inc.*	12,608	2,484,154
Visa, Inc., Class A	19,088	3,817,027
Western Union Co. (The)	4,735	101,471

		14,054,785

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	13,231	1,084,810
Analog Devices, Inc.	4,205	490,892
Applied Materials, Inc.	10,332	614,237
Intel Corp.	47,868	2,478,605
Lam Research Corp.	1,638	543,406
Microchip Technology, Inc.	2,728	280,329
NVIDIA Corp.	6,961	3,767,432
Skyworks Solutions, Inc.	1,887	274,559
Texas Instruments, Inc.	10,424	1,488,443

		11,022,713

Software (16.0%)
Adobe, Inc.*	5,464	2,679,709
ANSYS, Inc.*	978	320,031
Autodesk, Inc.*	2,474	571,519
Cadence Design Systems, Inc.*	3,194	340,576
Citrix Systems, Inc.	1,318	181,502
Fortinet, Inc.*	1,553	182,959
Intuit, Inc.	2,945	960,688
Microsoft Corp.	81,538	17,149,888
NortonLifeLock, Inc.	6,197	129,145
Oracle Corp.	23,258	1,388,503
Paycom Software, Inc.*	573	178,375
salesforce.com, Inc.*	10,171	2,556,176
ServiceNow, Inc.*	2,162	1,048,570
Slack Technologies, Inc., Class A(x)*	4,303	115,579
Splunk, Inc.*	1,777	334,307
Teradata Corp.*	1,249	28,352
VMware, Inc., Class A*	939	134,906
Workday, Inc., Class A*	1,963	422,300

		28,723,085

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C*	2,769	187,434
Hewlett Packard Enterprise Co.	14,676	137,514
HP, Inc.	16,327	310,050
Xerox Holdings Corp.	2,047	38,422

		673,420

Total Information Technology		58,118,215

Materials (3.2%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,514	748,820
Albemarle Corp.	1,204	107,493
Axalta Coating Systems Ltd.*	2,416	53,563
Ecolab, Inc.	2,905	580,535
HB Fuller Co.	514	23,531
International Flavors & Fragrances, Inc.	979	119,879
Linde plc	5,937	1,413,778
Minerals Technologies, Inc.	394	20,133
Mosaic Co. (The)	4,099	74,889
PPG Industries, Inc.	2,643	322,657
Sherwin-Williams Co. (The)	929	647,271

		4,112,549

Containers & Packaging (0.4%)
Amcor plc	17,549	193,917
Avery Dennison Corp.	949	121,320
Ball Corp.	3,711	308,459
Sealed Air Corp.	1,715	66,559
Sonoco Products Co.	1,176	60,058

		750,313

Metals & Mining (0.5%)
Compass Minerals International, Inc.	398	23,621
Newmont Corp.	9,064	575,111
Nucor Corp.	3,438	154,229
Schnitzer Steel Industries, Inc., Class A	317	6,096

		759,057

Paper & Forest Products (0.0%)
Domtar Corp.	678	17,811

Total Materials		5,639,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.1%)
American Tower Corp. (REIT)	5,017	$1,212,759
AvalonBay Communities, Inc. (REIT)	1,606	239,840
Boston Properties, Inc. (REIT)	1,683	135,145
Corporate Office Properties Trust (REIT)	1,259	29,863
Digital Realty Trust, Inc. (REIT)	2,992	439,106
Duke Realty Corp. (REIT)	4,160	153,504
Equinix, Inc. (REIT)	1,001	760,890
Equity Residential (REIT)	4,253	218,306
Federal Realty Investment Trust (REIT)	825	60,588
Healthpeak Properties, Inc. (REIT)	5,771	156,683
Host Hotels & Resorts, Inc. (REIT)	8,094	87,334
Iron Mountain, Inc. (REIT)	3,221	86,291
Macerich Co. (The) (REIT)(x)	1,205	8,182
PotlatchDeltic Corp. (REIT)	737	31,028
Prologis, Inc. (REIT)	8,347	839,875
SBA Communications Corp. (REIT)	1,275	406,062
Simon Property Group, Inc. (REIT)	3,513	227,221
UDR, Inc. (REIT)	3,354	109,374
Vornado Realty Trust (REIT)	1,863	62,802
Weyerhaeuser Co. (REIT)	8,521	243,019

		5,507,872

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	3,841	180,412
Jones Lang LaSalle, Inc.	571	54,622
Realogy Holdings Corp.(x)*	1,355	12,791

		247,825

Total Real Estate		5,755,697

Utilities (1.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	2,802	144,723
Eversource Energy	3,754	313,647
FirstEnergy Corp.	6,174	177,256
OGE Energy Corp.	2,286	68,557
PPL Corp.	8,726	237,434

		941,617

Gas Utilities (0.1%)
Atmos Energy Corp.	1,331	127,230
New Jersey Resources Corp.	1,068	28,858
Northwest Natural Holding Co.	324	14,706
UGI Corp.	2,357	77,734

		248,528

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,516	136,115
Ormat Technologies, Inc.	465	27,486

		163,601

Multi-Utilities (0.9%)
Avista Corp.	736	25,112
CenterPoint Energy, Inc.	5,735	110,972
CMS Energy Corp.	3,210	197,126
Consolidated Edison, Inc.	3,819	297,118
MDU Resources Group, Inc.	2,355	52,988
NiSource, Inc.	4,340	95,480
Sempra Energy	3,329	394,021
WEC Energy Group, Inc.	3,602	349,034

		1,521,851

Water Utilities (0.2%)
American Water Works Co., Inc.	2,067	299,467
Essential Utilities, Inc.	2,557	102,919

		402,386

Total Utilities		3,277,983

Total Common Stocks (99.7%) (Cost $101,263,208)		178,489,384

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $78,702,collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $80,276.(xx)	$78,702	78,702

Total Short-Term Investment (0.0%) (Cost $78,702)		78,702

Total Investments in Securities (99.7%) (Cost $101,341,910)		178,568,086
Other Assets Less Liabilities (0.3%)		543,068

Net Assets (100%)		$179,111,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $263,005. This was collateralized by $190,995 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20 - 2/15/50 and by cash of $78,702 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,727	895,524	—	(111,579)	12,154	(276,554)	519,545	18,006	—
Capital Markets
BlackRock, Inc.	1,715	732,434	216,571	(85,369)	13,366	89,486	966,488	17,500	—
Diversified Financial Services
Equitable Holdings, Inc.(a)	4,728	131,458	—	(12,480)	(1,923)	(30,816)	86,239	—	—

Total		1,759,416	216,571	(209,428)	23,597	(217,884)	1,572,272	35,506	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,452,521	$—	$—	$23,452,521
Consumer Discretionary	18,268,610	—	—	18,268,610
Consumer Staples	14,211,432	—	—	14,211,432
Energy	2,344,626	—	—	2,344,626
Financials	13,237,094	—	—	13,237,094
Health Care	18,675,491	—	—	18,675,491
Industrials	15,507,985	—	—	15,507,985
Information Technology	58,118,215	—	—	58,118,215
Materials	5,639,730	—	—	5,639,730
Real Estate	5,755,697	—	—	5,755,697
Utilities	3,277,983	—	—	3,277,983
Short-Term Investment
Repurchase Agreement	—	78,702	—	78,702

Total Assets	$178,489,384	$78,702	$—	$178,568,086

Total Liabilities	$—	$—	$—	$—

Total	$178,489,384	$78,702	$—	$178,568,086

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,153,432
Aggregate gross unrealized depreciation	(8,866,292)

Net unrealized appreciation	$77,287,140

Federal income tax cost of investments in securities and derivative instruments, if applicable	$101,280,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	686,631	$19,575,850
CenturyLink, Inc.	92,657	934,909
Verizon Communications, Inc.	398,825	23,726,099

		44,236,858

Entertainment (1.8%)
Activision Blizzard, Inc.	74,434	6,025,432
Electronic Arts, Inc.*	27,972	3,647,829
Live Nation Entertainment, Inc.*	13,880	747,854
Netflix, Inc.*	42,541	21,271,776
Take-Two Interactive Software, Inc.*	10,992	1,816,098
Walt Disney Co. (The)	174,147	21,608,160

		55,117,149

Interactive Media & Services (5.0%)
Alphabet, Inc., Class A*	29,003	42,506,797
Alphabet, Inc., Class C*	28,311	41,605,846
Facebook, Inc., Class A*	231,738	60,692,182
Twitter, Inc.*	76,502	3,404,339

		148,209,164

Media (1.2%)
Charter Communications, Inc., Class A*	14,408	8,995,491
Comcast Corp., Class A	439,281	20,321,139
Discovery, Inc., Class A(x)*	13,474	293,329
Discovery, Inc., Class C*	29,647	581,081
DISH Network Corp., Class A*	23,458	680,986
Fox Corp., Class A	33,396	929,410
Fox Corp., Class B	15,238	426,207
Interpublic Group of Cos., Inc. (The)	36,962	616,157
News Corp., Class A	38,992	546,668
News Corp., Class B	13,077	182,816
Omnicom Group, Inc.	20,800	1,029,600
ViacomCBS, Inc.(x)	54,323	1,521,587

		36,124,471

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	56,088	6,414,224

Total Communication Services		290,101,866

Consumer Discretionary (10.4%)
Auto Components (0.1%)
Aptiv plc	25,962	2,380,196
BorgWarner, Inc.	19,876	769,996

		3,150,192

Automobiles (0.2%)
Ford Motor Co.	379,836	2,529,708
General Motors Co.	121,281	3,588,705

		6,118,413

Distributors (0.1%)
Genuine Parts Co.	13,943	1,326,956
LKQ Corp.*	26,892	745,715

		2,072,671

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	49,902	757,512
Chipotle Mexican Grill, Inc.*	2,784	3,462,489
Darden Restaurants, Inc.	12,668	1,276,174
Domino’s Pizza, Inc.	3,777	1,606,283
Hilton Worldwide Holdings, Inc.	26,826	2,288,794
Las Vegas Sands Corp.	31,326	1,461,671
Marriott International, Inc., Class A	25,505	2,361,253
McDonald’s Corp.	71,711	15,739,847
MGM Resorts International	39,384	856,602
Norwegian Cruise Line Holdings Ltd.(x)*	23,636	404,412
Royal Caribbean Cruises Ltd.	17,630	1,141,190
Starbucks Corp.	112,905	9,700,798
Wynn Resorts Ltd.(x)	9,542	685,211
Yum! Brands, Inc.	29,182	2,664,317

		44,406,553

Household Durables (0.4%)
DR Horton, Inc.	31,810	2,405,790
Garmin Ltd.	14,317	1,358,111
Leggett & Platt, Inc.	12,426	511,578
Lennar Corp., Class A	26,448	2,160,273
Mohawk Industries, Inc.*	5,455	532,353
Newell Brands, Inc.	37,223	638,747
NVR, Inc.*	357	1,457,674
PulteGroup, Inc.	26,555	1,229,231
Whirlpool Corp.	5,989	1,101,317

		11,395,074

Internet & Direct Marketing Retail (4.8%)
Amazon.com, Inc.*	41,070	129,318,341
Booking Holdings, Inc.*	4,012	6,863,248
eBay, Inc.	64,446	3,357,637
Etsy, Inc.*	11,439	1,391,326
Expedia Group, Inc.	12,602	1,155,477

		142,086,029

Leisure Products (0.0%)
Hasbro, Inc.	11,793	975,517

Multiline Retail (0.5%)
Dollar General Corp.	23,897	5,009,289
Dollar Tree, Inc.*	22,964	2,097,532
Target Corp.	48,103	7,572,374

		14,679,195

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	6,486	995,601
AutoZone, Inc.*	2,312	2,722,704
Best Buy Co., Inc.	22,105	2,460,065
CarMax, Inc.*	15,689	1,441,976
Gap, Inc. (The)	18,289	311,462
Home Depot, Inc. (The)	103,725	28,805,470
L Brands, Inc.	23,117	735,352
Lowe’s Cos., Inc.	72,854	12,083,564
O’Reilly Automotive, Inc.*	7,147	3,295,339
Ross Stores, Inc.	34,556	3,224,766
Tiffany & Co.	10,187	1,180,164
TJX Cos., Inc. (The)	115,386	6,421,231
Tractor Supply Co.	11,278	1,616,588
Ulta Beauty, Inc.*	5,485	1,228,530

		66,522,812

Textiles, Apparel & Luxury Goods (0.6%)
Hanesbrands, Inc.	32,472	511,434
NIKE, Inc., Class B	119,937	15,056,891
PVH Corp.	6,573	392,014
Ralph Lauren Corp.	4,399	299,000
Tapestry, Inc.	25,909	404,958
Under Armour, Inc., Class A*	19,614	220,265
Under Armour, Inc., Class C*	19,943	196,239
VF Corp.	30,830	2,165,807

		19,246,608

Total Consumer Discretionary		310,653,064

Consumer Staples (6.3%)
Beverages (1.5%)
Brown-Forman Corp., Class B	17,646	1,329,097
Coca-Cola Co. (The)	372,549	18,392,744
Constellation Brands, Inc., Class A	16,313	3,091,477
Molson Coors Beverage Co., Class B	17,700	594,012
Monster Beverage Corp.*	35,551	2,851,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	133,457	$18,497,140

		44,755,660

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	42,577	15,114,835
Kroger Co. (The)	74,521	2,527,007
Sysco Corp.	49,275	3,065,891
Walgreens Boots Alliance, Inc.	69,445	2,494,464
Walmart, Inc.	133,767	18,715,341

		41,917,538

Food Products (1.0%)
Archer-Daniels-Midland Co.	53,764	2,499,488
Campbell Soup Co.	19,442	940,410
Conagra Brands, Inc.	47,210	1,685,869
General Mills, Inc.	59,316	3,658,611
Hershey Co. (The)	14,218	2,038,008
Hormel Foods Corp.	27,232	1,331,373
J M Smucker Co. (The)	10,616	1,226,360
Kellogg Co.	24,447	1,579,032
Kraft Heinz Co. (The)	62,371	1,868,011
Lamb Weston Holdings, Inc.	13,490	893,982
McCormick & Co., Inc. (Non-Voting)	12,019	2,332,888
Mondelez International, Inc., Class A	137,621	7,906,326
Tyson Foods, Inc., Class A	27,762	1,651,284

		29,611,642

Household Products (1.6%)
Church & Dwight Co., Inc.	23,889	2,238,638
Clorox Co. (The)	12,229	2,570,169
Colgate-Palmolive Co.	82,377	6,355,386
Kimberly-Clark Corp.	32,847	4,850,188
Procter & Gamble Co. (The)	239,879	33,340,782

		49,355,163

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	21,889	4,777,274

Tobacco (0.6%)
Altria Group, Inc.	178,720	6,905,741
Philip Morris International, Inc.	150,186	11,262,448

		18,168,189

Total Consumer Staples		188,585,466

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	64,345	855,145
Halliburton Co.	85,366	1,028,660
National Oilwell Varco, Inc.	36,368	329,494
Schlumberger NV	134,672	2,095,497
TechnipFMC plc	35,600	224,636

		4,533,432

Oil, Gas & Consumable Fuels (1.7%)
Apache Corp.	36,182	342,644
Cabot Oil & Gas Corp.	38,944	676,068
Chevron Corp.#	179,907	12,953,304
Concho Resources, Inc.	18,919	834,706
ConocoPhillips	102,823	3,376,707
Devon Energy Corp.	36,579	346,037
Diamondback Energy, Inc.	14,078	424,029
EOG Resources, Inc.	56,474	2,029,676
Exxon Mobil Corp.	407,491	13,989,166
Hess Corp.	25,981	1,063,402
HollyFrontier Corp.	12,548	247,321
Kinder Morgan, Inc.	188,529	2,324,563
Marathon Oil Corp.	76,142	311,421
Marathon Petroleum Corp.	62,872	1,844,665
Noble Energy, Inc.	48,189	412,016
Occidental Petroleum Corp.	80,617	806,976
ONEOK, Inc.	42,811	1,112,230
Phillips 66	42,287	2,192,158
Pioneer Natural Resources Co.	15,883	1,365,779
Valero Energy Corp.	39,404	1,706,981
Williams Cos., Inc. (The)	117,369	2,306,301

		50,666,150

Total Energy		55,199,582

Financials (8.7%)
Banks (3.0%)
Bank of America Corp.	734,810	17,701,573
Citigroup, Inc.	201,205	8,673,948
Citizens Financial Group, Inc.	40,952	1,035,267
Comerica, Inc.	13,473	515,342
Fifth Third Bancorp	68,914	1,469,246
First Republic Bank	16,596	1,809,960
Huntington Bancshares, Inc.	99,484	912,268
JPMorgan Chase & Co.	293,708	28,275,269
KeyCorp	93,947	1,120,788
M&T Bank Corp.	12,045	1,109,224
People’s United Financial, Inc.	37,300	384,563
PNC Financial Services Group, Inc. (The)‡	40,868	4,491,802
Regions Financial Corp.	93,326	1,076,049
SVB Financial Group*	5,068	1,219,462
Truist Financial Corp.	129,883	4,942,048
US Bancorp	132,181	4,738,689
Wells Fargo & Co.	396,996	9,333,376
Zions Bancorp NA	16,352	477,805

		89,286,679

Capital Markets (2.3%)
Ameriprise Financial, Inc.	11,500	1,772,265
Bank of New York Mellon Corp. (The)	78,660	2,701,184
BlackRock, Inc.‡	13,736	7,740,923
Cboe Global Markets, Inc.	10,684	937,414
Charles Schwab Corp. (The)	112,163	4,063,665
CME Group, Inc.	34,547	5,780,059
E*TRADE Financial Corp.	21,363	1,069,218
Franklin Resources, Inc.	27,179	553,093
Goldman Sachs Group, Inc. (The)	33,204	6,673,008
Intercontinental Exchange, Inc.	54,021	5,404,801
Invesco Ltd.	35,350	403,344
MarketAxess Holdings, Inc.	3,665	1,765,027
Moody’s Corp.	15,570	4,512,965
Morgan Stanley	115,364	5,577,849
MSCI, Inc.	8,048	2,871,365
Nasdaq, Inc.	10,835	1,329,563
Northern Trust Corp.	20,146	1,570,784
Raymond James Financial, Inc.	11,186	813,893
S&P Global, Inc.	23,243	8,381,426
State Street Corp.	34,167	2,027,128
T. Rowe Price Group, Inc.	22,117	2,835,842

		68,784,816

Consumer Finance (0.4%)
American Express Co.	62,727	6,288,381
Capital One Financial Corp.	44,329	3,185,482
Discover Financial Services	29,592	1,709,826
Synchrony Financial	52,246	1,367,278

		12,550,967

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	191,067	40,685,807

Insurance (1.6%)
Aflac, Inc.	63,840	2,320,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	30,437	$2,865,339
American International Group, Inc.	81,516	2,244,135
Aon plc, Class A	22,350	4,610,805
Arthur J Gallagher & Co.	18,394	1,942,039
Assurant, Inc.	5,803	703,962
Chubb Ltd.	43,499	5,051,104
Cincinnati Financial Corp.	14,029	1,093,841
Everest Re Group Ltd.	3,883	767,048
Globe Life, Inc.	9,577	765,202
Hartford Financial Services Group, Inc. (The)	34,608	1,275,651
Lincoln National Corp.	17,179	538,218
Loews Corp.	22,430	779,442
Marsh & McLennan Cos., Inc.	48,575	5,571,553
MetLife, Inc.	74,687	2,776,116
Principal Financial Group, Inc.	24,802	998,777
Progressive Corp. (The)	56,352	5,334,844
Prudential Financial, Inc.	38,134	2,422,272
Travelers Cos., Inc. (The)	24,576	2,658,877
Unum Group	18,166	305,734
W R Berkley Corp.	13,480	824,302
Willis Towers Watson plc	12,514	2,613,173

		48,463,018

Total Financials		259,771,287

Health Care (12.8%)
Biotechnology (1.9%)
AbbVie, Inc.	170,025	14,892,490
Alexion Pharmaceuticals, Inc.*	21,354	2,443,538
Amgen, Inc.	56,501	14,360,294
Biogen, Inc.*	15,282	4,335,198
Gilead Sciences, Inc.	120,735	7,629,245
Incyte Corp.*	17,850	1,601,859
Regeneron Pharmaceuticals, Inc.*	10,105	5,656,577
Vertex Pharmaceuticals, Inc.*	25,072	6,822,592

		57,741,793

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	170,608	18,567,269
ABIOMED, Inc.*	4,273	1,183,877
Align Technology, Inc.*	6,964	2,279,735
Baxter International, Inc.	48,856	3,929,000
Becton Dickinson and Co.	27,762	6,459,662
Boston Scientific Corp.*	137,728	5,262,587
Cooper Cos., Inc. (The)	4,735	1,596,263
Danaher Corp.	60,868	13,106,706
Dentsply Sirona, Inc.	20,320	888,594
DexCom, Inc.*	9,226	3,803,234
Edwards Lifesciences Corp.*	59,786	4,772,119
Hologic, Inc.*	24,951	1,658,493
IDEXX Laboratories, Inc.*	8,267	3,249,840
Intuitive Surgical, Inc.*	11,334	8,041,926
Medtronic plc	129,498	13,457,432
ResMed, Inc.	13,985	2,397,449
STERIS plc	8,060	1,420,091
Stryker Corp.	31,445	6,552,195
Teleflex, Inc.	4,575	1,557,421
Varian Medical Systems, Inc.*	8,793	1,512,396
West Pharmaceutical Services, Inc.	7,097	1,950,965
Zimmer Biomet Holdings, Inc.	20,021	2,725,659

		106,372,913

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	13,765	1,334,104
Anthem, Inc.	24,216	6,504,175
Cardinal Health, Inc.	28,402	1,333,474
Centene Corp.*	56,317	3,284,971
Cigna Corp.	35,457	6,006,770
CVS Health Corp.	125,724	7,342,282
DaVita, Inc.*	7,431	636,465
HCA Healthcare, Inc.	25,310	3,155,651
Henry Schein, Inc.*	13,179	774,662
Humana, Inc.	12,814	5,303,586
Laboratory Corp. of America Holdings*	9,468	1,782,540
McKesson Corp.	15,650	2,330,754
Quest Diagnostics, Inc.	12,933	1,480,699
UnitedHealth Group, Inc.	91,589	28,554,703
Universal Health Services, Inc., Class B	7,207	771,293

		70,596,129

Health Care Technology (0.1%)
Cerner Corp.	29,458	2,129,519

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	29,926	3,020,730
Bio-Rad Laboratories, Inc., Class A*	2,107	1,086,074
Illumina, Inc.*	14,007	4,329,284
IQVIA Holdings, Inc.*	18,453	2,908,746
Mettler-Toledo International, Inc.*	2,376	2,294,622
PerkinElmer, Inc.	10,452	1,311,831
Thermo Fisher Scientific, Inc.	38,174	16,854,585
Waters Corp.*	5,775	1,130,052

		32,935,924

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	217,450	13,110,061
Catalent, Inc.*	15,772	1,351,030
Eli Lilly and Co.	76,532	11,328,267
Johnson & Johnson	253,689	37,769,218
Merck & Co., Inc.	243,675	20,212,841
Mylan NV*	50,616	750,635
Perrigo Co. plc	13,039	598,620
Pfizer, Inc.	535,531	19,653,988
Zoetis, Inc.	45,662	7,551,125

		112,325,785

Total Health Care		382,102,063

Industrials (7.5%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	51,027	8,432,722
General Dynamics Corp.	22,316	3,089,204
Howmet Aerospace, Inc.	37,808	632,150
Huntington Ingalls Industries, Inc.	3,872	544,984
L3Harris Technologies, Inc.	20,720	3,519,085
Lockheed Martin Corp.	23,722	9,092,168
Northrop Grumman Corp.	15,015	4,737,082
Raytheon Technologies Corp.	147,207	8,470,291
Teledyne Technologies, Inc.*	3,637	1,128,234
Textron, Inc.	21,630	780,626
TransDigm Group, Inc.	5,290	2,513,385

		42,939,931

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	12,972	1,325,608
Expeditors International of Washington, Inc.	15,615	1,413,470
FedEx Corp.	23,238	5,844,822
United Parcel Service, Inc., Class B	68,081	11,344,337

		19,928,237

Airlines (0.2%)
Alaska Air Group, Inc.	12,240	448,351
American Airlines Group, Inc.(x)	48,969	601,829
Delta Air Lines, Inc.	61,457	1,879,355
Southwest Airlines Co.	56,804	2,130,150
United Airlines Holdings, Inc.*	28,000	973,000

		6,032,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
A O Smith Corp.	12,189	$643,579
Allegion plc(x)	8,928	883,069
Carrier Global Corp.	79,069	2,414,767
Fortune Brands Home & Security, Inc.	12,979	1,122,943
Ingersoll-Rand plc	23,143	2,806,089
Johnson Controls International plc	72,293	2,953,169
Masco Corp.	24,571	1,354,599

		12,178,215

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,376	2,787,784
Copart, Inc.*	19,961	2,099,099
Republic Services, Inc.	20,241	1,889,497
Rollins, Inc.	14,152	766,897
Waste Management, Inc.	37,362	4,228,258

		11,771,535

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	12,389	1,149,328
Quanta Services, Inc.	13,128	693,946

		1,843,274

Electrical Equipment (0.4%)
AMETEK, Inc.	22,287	2,215,328
Eaton Corp. plc	38,474	3,925,502
Emerson Electric Co.	57,576	3,775,258
Rockwell Automation, Inc.	11,288	2,491,036

		12,407,124

Industrial Conglomerates (1.0%)
3M Co.	55,661	8,915,779
General Electric Co.#	843,489	5,254,936
Honeywell International, Inc.	67,770	11,155,620
Roper Technologies, Inc.	10,053	3,972,041

		29,298,376

Machinery (1.5%)
Caterpillar, Inc.	52,048	7,762,959
Cummins, Inc.	14,330	3,025,923
Deere & Co.	30,176	6,687,907
Dover Corp.	13,496	1,462,157
Flowserve Corp.	12,427	339,133
Fortive Corp.	32,467	2,474,310
IDEX Corp.	7,050	1,285,991
Illinois Tool Works, Inc.	27,717	5,355,202
Ingersoll Rand, Inc.*	36,329	1,293,312
Otis Worldwide Corp.	39,527	2,467,275
PACCAR, Inc.	33,650	2,869,672
Parker-Hannifin Corp.	12,518	2,532,892
Pentair plc	15,198	695,612
Snap-on, Inc.	5,302	780,083
Stanley Black & Decker, Inc.	15,331	2,486,688
Westinghouse Air Brake Technologies Corp.#	17,470	1,081,044
Xylem, Inc.	17,408	1,464,361

		44,064,521

Professional Services (0.3%)
Equifax, Inc.	11,776	1,847,654
IHS Markit Ltd.	35,895	2,818,117
Nielsen Holdings plc	35,201	499,150
Robert Half International, Inc.	11,115	588,428
Verisk Analytics, Inc.	15,785	2,925,118

		8,678,467

Road & Rail (0.9%)
CSX Corp.	73,731	5,726,687
JB Hunt Transport Services, Inc.	8,164	1,031,766
Kansas City Southern	9,139	1,652,605
Norfolk Southern Corp.	24,390	5,219,216
Old Dominion Freight Line, Inc.	9,224	1,668,806
Union Pacific Corp.	65,455	12,886,126

		28,185,206

Trading Companies & Distributors (0.2%)
Fastenal Co.	55,618	2,507,816
United Rentals, Inc.*	7,081	1,235,634
WW Grainger, Inc.	4,402	1,570,502

		5,313,952

Total Industrials		222,641,523

Information Technology (25.4%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	5,151	1,065,896
Cisco Systems, Inc.	407,992	16,070,805
F5 Networks, Inc.*	5,976	733,674
Juniper Networks, Inc.	30,462	654,933
Motorola Solutions, Inc.	16,443	2,578,427

		21,103,735

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	28,857	3,124,347
CDW Corp.	13,728	1,640,908
Corning, Inc.(x)	73,704	2,388,747
FLIR Systems, Inc.	12,702	455,367
IPG Photonics Corp.*	3,410	579,598
Keysight Technologies, Inc.*	17,650	1,743,467
TE Connectivity Ltd.	32,071	3,134,619
Zebra Technologies Corp., Class A*	5,200	1,312,792

		14,379,845

IT Services (5.1%)
Accenture plc, Class A	61,333	13,860,645
Akamai Technologies, Inc.*	15,699	1,735,367
Automatic Data Processing, Inc.	41,390	5,773,491
Broadridge Financial Solutions, Inc.	11,139	1,470,348
Cognizant Technology Solutions Corp., Class A	52,621	3,652,950
DXC Technology Co.	25,374	452,926
Fidelity National Information Services, Inc.	59,781	8,800,361
Fiserv, Inc.*	53,395	5,502,355
FleetCor Technologies, Inc.*	8,155	1,941,705
Gartner, Inc.*	8,380	1,047,081
Global Payments, Inc.	28,837	5,120,874
International Business Machines Corp.#	85,809	10,440,381
Jack Henry & Associates, Inc.	7,189	1,168,859
Leidos Holdings, Inc.	12,444	1,109,383
Mastercard, Inc., Class A	85,192	28,809,379
Paychex, Inc.	30,897	2,464,654
PayPal Holdings, Inc.*	113,071	22,278,379
VeriSign, Inc.*	9,769	2,001,180
Visa, Inc., Class A	162,534	32,501,924
Western Union Co. (The)	37,834	810,783

		150,943,025

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	113,069	9,270,527
Analog Devices, Inc.	35,478	4,141,702
Applied Materials, Inc.	87,877	5,224,288
Broadcom, Inc.	38,818	14,142,174
Intel Corp.	409,810	21,219,962
KLA Corp.	15,086	2,922,762
Lam Research Corp.	14,156	4,696,253
Maxim Integrated Products, Inc.	25,830	1,746,366
Microchip Technology, Inc.	24,258	2,492,752
Micron Technology, Inc.*	107,172	5,032,797
NVIDIA Corp.	59,502	32,203,672
Qorvo, Inc.*	10,615	1,369,441
QUALCOMM, Inc.	108,653	12,786,285
Skyworks Solutions, Inc.	16,173	2,353,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	15,955	$1,267,784
Texas Instruments, Inc.	88,296	12,607,786
Xilinx, Inc.	23,594	2,459,439

		135,937,161

Software (8.3%)
Adobe, Inc.*	46,287	22,700,533
ANSYS, Inc.*	8,340	2,729,098
Autodesk, Inc.*	21,152	4,886,324
Cadence Design Systems, Inc.*	27,082	2,887,754
Citrix Systems, Inc.	11,920	1,641,503
Fortinet, Inc.*	13,014	1,533,179
Intuit, Inc.	25,285	8,248,220
Microsoft Corp.	729,413	153,417,436
NortonLifeLock, Inc.	56,892	1,185,629
Oracle Corp.	186,241	11,118,588
Paycom Software, Inc.*	4,584	1,426,999
salesforce.com, Inc.*	87,713	22,044,031
ServiceNow, Inc.*	18,534	8,988,990
Synopsys, Inc.*	14,727	3,151,284
Tyler Technologies, Inc.*	3,811	1,328,362

		247,287,930

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	1,549,438	179,440,415
Hewlett Packard Enterprise Co.	124,977	1,171,035
HP, Inc.	131,425	2,495,761
NetApp, Inc.	21,348	935,896
Seagate Technology plc	21,757	1,071,967
Western Digital Corp.	28,102	1,027,128
Xerox Holdings Corp.	16,568	310,981

		186,453,183

Total Information Technology		756,104,879

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	21,268	6,334,887
Albemarle Corp.	10,273	917,173
Celanese Corp.	11,434	1,228,583
CF Industries Holdings, Inc.	19,111	586,899
Corteva, Inc.	72,279	2,082,358
Dow, Inc.	72,137	3,394,046
DuPont de Nemours, Inc.	70,645	3,919,385
Eastman Chemical Co.	12,687	991,108
Ecolab, Inc.	23,905	4,777,175
FMC Corp.	12,555	1,329,700
International Flavors & Fragrances, Inc.	10,003	1,224,867
Linde plc	50,628	12,056,046
LyondellBasell Industries NV, Class A	24,727	1,743,006
Mosaic Co. (The)	34,296	626,588
PPG Industries, Inc.	22,882	2,793,435
Sherwin-Williams Co. (The)	7,943	5,534,206

		49,539,462

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	5,890	1,386,270
Vulcan Materials Co.	12,802	1,735,183

		3,121,453

Containers & Packaging (0.3%)
Amcor plc	152,184	1,681,633
Avery Dennison Corp.	7,730	988,203
Ball Corp.	31,521	2,620,026
International Paper Co.	37,941	1,538,128
Packaging Corp. of America	9,240	1,007,622
Sealed Air Corp.	15,325	594,763
Westrock Co.	23,914	830,773

		9,261,148

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	140,524	2,197,795
Newmont Corp.	77,874	4,941,105
Nucor Corp.	29,401	1,318,929

		8,457,829

Total Materials		70,379,892

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	11,239	1,798,240
American Tower Corp. (REIT)	42,808	10,347,978
Apartment Investment and Management Co. (REIT), Class A	14,673	494,774
AvalonBay Communities, Inc. (REIT)	13,615	2,033,264
Boston Properties, Inc. (REIT)	13,940	1,119,382
Crown Castle International Corp. (REIT)	40,590	6,758,235
Digital Realty Trust, Inc. (REIT)	26,186	3,843,057
Duke Realty Corp. (REIT)	35,829	1,322,090
Equinix, Inc. (REIT)	8,547	6,496,831
Equity Residential (REIT)	33,620	1,725,715
Essex Property Trust, Inc. (REIT)	6,155	1,235,862
Extra Space Storage, Inc. (REIT)	12,432	1,330,100
Federal Realty Investment Trust (REIT)	6,117	449,233
Healthpeak Properties, Inc. (REIT)	52,104	1,414,624
Host Hotels & Resorts, Inc. (REIT)	68,393	737,960
Iron Mountain, Inc. (REIT)	27,684	741,654
Kimco Realty Corp. (REIT)	39,702	447,045
Mid-America Apartment Communities, Inc. (REIT)	11,098	1,286,813
Prologis, Inc. (REIT)	71,035	7,147,542
Public Storage (REIT)	14,692	3,272,202
Realty Income Corp. (REIT)	33,295	2,022,671
Regency Centers Corp. (REIT)	14,449	549,351
SBA Communications Corp. (REIT)	10,857	3,457,737
Simon Property Group, Inc. (REIT)	29,468	1,905,990
SL Green Realty Corp. (REIT)	6,329	293,476
UDR, Inc. (REIT)	27,486	896,318
Ventas, Inc. (REIT)	36,099	1,514,714
Vornado Realty Trust (REIT)	15,500	522,505
Welltower, Inc. (REIT)	40,505	2,231,420
Weyerhaeuser Co. (REIT)	72,261	2,060,884

		69,457,667

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	32,483	1,525,727

Total Real Estate		70,983,394

Utilities (2.7%)
Electric Utilities (1.7%)
Alliant Energy Corp.	23,316	1,204,271
American Electric Power Co., Inc.	47,623	3,892,228
Duke Energy Corp.	70,770	6,267,391
Edison International	36,477	1,854,491
Entergy Corp.	19,351	1,906,654
Evergy, Inc.	21,272	1,081,043
Eversource Energy	32,947	2,752,722
Exelon Corp.	93,458	3,342,058
FirstEnergy Corp.	52,453	1,505,926
NextEra Energy, Inc.	47,228	13,108,604
NRG Energy, Inc.	23,337	717,379
Pinnacle West Capital Corp.	10,306	768,312
PPL Corp.	74,589	2,029,567
Southern Co. (The)	101,820	5,520,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	50,280	$3,469,823

		49,421,149

Gas Utilities (0.0%)
Atmos Energy Corp.	11,416	1,091,255

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	64,795	1,173,438

Multi-Utilities (0.9%)
Ameren Corp.	23,817	1,883,448
CenterPoint Energy, Inc.	50,800	982,980
CMS Energy Corp.	27,630	1,696,758
Consolidated Edison, Inc.	32,300	2,512,940
Dominion Energy, Inc.	80,832	6,380,070
DTE Energy Co.	18,591	2,138,709
NiSource, Inc.	37,058	815,276
Public Service Enterprise Group, Inc.	49,066	2,694,214
Sempra Energy	27,413	3,244,603
WEC Energy Group, Inc.	30,629	2,967,950

		25,316,948

Water Utilities (0.1%)
American Water Works Co., Inc.	17,569	2,545,397

Total Utilities		79,548,187

Total Common Stocks (90.1%) (Cost $996,653,913)		2,686,071,203

SHORT-TERM INVESTMENTS:
Investment Company (3.1%)
JPMorgan Prime Money Market Fund, IM Shares	92,572,637	92,637,438

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $635,915, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $648,632.(xx)	$635,914	635,914
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $221,734.(xx)	200,000	200,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $60,250, collateralized by various Common Stocks; total market value $66,955.(xx)	60,250	60,250

Total Repurchase Agreements		896,164

Total Short-Term Investments (3.1%) (Cost $93,546,931)		93,533,602

Total Investments in Securities (93.2%) (Cost $1,090,200,844)		2,779,604,805
Other Assets Less Liabilities (6.8%)		202,600,789

Net Assets (100%)		$2,982,205,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,471,043.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $3,012,133. This was collateralized by $2,289,844 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20 - 2/15/50 and by cash of $896,164 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	28,917	5,572,364	109,763	(839,590)	453,781	(2,118,050)	3,178,268	111,093	—
Capital Markets
BlackRock, Inc.	9,667	4,686,169	1,537,688	(1,465,208)	332,831	356,358	5,447,838	113,456	—

Total		10,258,533	1,647,451	(2,304,798)	786,612	(1,761,692)	8,626,106	224,549	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,766	12/2020	USD	295,981,600	2,215,115

					2,215,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$290,101,866	$—	$—	$290,101,866
Consumer Discretionary	310,653,064	—	—	310,653,064
Consumer Staples	188,585,466	—	—	188,585,466
Energy	55,199,582	—	—	55,199,582
Financials	259,771,287	—	—	259,771,287
Health Care	382,102,063	—	—	382,102,063
Industrials	222,641,523	—	—	222,641,523
Information Technology	756,104,879	—	—	756,104,879
Materials	70,379,892	—	—	70,379,892
Real Estate	70,983,394	—	—	70,983,394
Utilities	79,548,187	—	—	79,548,187
Futures	2,215,115	—	—	2,215,115
Short-Term Investments
Investment Company	92,637,438	—	—	92,637,438
Repurchase Agreements	—	896,164	—	896,164

Total Assets	$2,780,923,756	$896,164	$—	$2,781,819,920

Total Liabilities	$—	$—	$—	$—

Total	$2,780,923,756	$896,164	$—	$2,781,819,920

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,789,806,558
Aggregate gross unrealized depreciation	(103,345,441)

Net unrealized appreciation	$1,686,461,117

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,095,358,803

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Entertainment (0.1%)
Cinemark Holdings, Inc.	14,123	$141,230
World Wrestling Entertainment, Inc., Class A	6,194	250,671

		391,901

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	12,656	247,931
Yelp, Inc.*	9,102	182,859

		430,790

Media (1.2%)
AMC Networks, Inc., Class A(x)*	5,371	132,718
Cable One, Inc.	724	1,365,051
John Wiley & Sons, Inc., Class A	5,835	185,028
New York Times Co. (The), Class A	19,137	818,872
TEGNA, Inc.	29,204	343,147

		2,844,816

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	13,101	241,583

Total Communication Services		3,909,090

Consumer Discretionary (14.3%)
Auto Components (1.3%)
Adient plc*	12,408	215,031
Dana, Inc.	19,286	237,603
Delphi Technologies plc*	11,489	191,981
Fox Factory Holding Corp.*	5,520	410,302
Gentex Corp.	32,712	842,334
Goodyear Tire & Rubber Co. (The)	31,084	238,414
Lear Corp.	7,231	788,541
Visteon Corp.*	3,701	256,183

		3,180,389

Automobiles (0.5%)
Harley-Davidson, Inc.	20,440	501,597
Thor Industries, Inc.	7,365	701,590

		1,203,187

Distributors (0.7%)
Pool Corp.	5,362	1,793,803

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	6,896	169,228
Graham Holdings Co., Class B	560	226,302
Grand Canyon Education, Inc.*	6,302	503,782
H&R Block, Inc.	25,624	417,415
Service Corp. International	23,362	985,409
Strategic Education, Inc.	3,228	295,265
WW International, Inc.*	6,169	116,409

		2,713,810

Hotels, Restaurants & Leisure (4.0%)
Boyd Gaming Corp.	10,692	328,138
Caesars Entertainment, Inc.*	26,634	1,493,102
Choice Hotels International, Inc.	3,839	330,000
Churchill Downs, Inc.	4,708	771,265
Cracker Barrel Old Country Store, Inc.	3,171	363,587
Dunkin’ Brands Group, Inc.	10,912	893,802
Jack in the Box, Inc.	3,032	240,468
Marriott Vacations Worldwide Corp.	5,442	494,188
Papa John’s International, Inc.	4,362	358,905
Penn National Gaming, Inc.*	19,133	1,390,969
Scientific Games Corp., Class A*	7,453	260,184
Six Flags Entertainment Corp.	9,930	201,579
Texas Roadhouse, Inc.	8,709	529,420
Wendy’s Co. (The)	23,801	530,643
Wingstop, Inc.	3,926	536,488
Wyndham Destinations, Inc.	11,379	350,018
Wyndham Hotels & Resorts, Inc.	12,434	627,917

		9,700,673

Household Durables (1.6%)
Helen of Troy Ltd.*	3,382	654,485
KB Home	11,639	446,821
Taylor Morrison Home Corp., Class A*	17,287	425,087
Tempur Sealy International, Inc.*	6,365	567,694
Toll Brothers, Inc.	15,234	741,287
TopBuild Corp.*	4,411	752,914
TRI Pointe Group, Inc.*	17,396	315,563

		3,903,851

Internet & Direct Marketing Retail (0.3%)
Grubhub, Inc.*	12,284	888,502

Leisure Products (0.8%)
Brunswick Corp.	10,572	622,796
Mattel, Inc.(x)*	46,311	541,839
Polaris, Inc.	7,684	724,909

		1,889,544

Multiline Retail (0.5%)
Kohl’s Corp.	20,968	388,537
Nordstrom, Inc.(x)	14,450	172,244
Ollie’s Bargain Outlet Holdings, Inc.*	7,559	660,279

		1,221,060

Specialty Retail (2.6%)
Aaron’s, Inc.	8,917	505,148
American Eagle Outfitters, Inc.(x)	19,620	290,572
AutoNation, Inc.*	7,707	407,932
Dick’s Sporting Goods, Inc.	8,690	502,977
Five Below, Inc.*	7,395	939,165
Foot Locker, Inc.	13,899	459,084
Lithia Motors, Inc., Class A	2,990	681,541
Murphy USA, Inc.*	3,604	462,285
RH*	2,059	787,815
Sally Beauty Holdings, Inc.*	15,077	131,019
Urban Outfitters, Inc.*	9,088	189,121
Williams-Sonoma, Inc.	10,325	933,793

		6,290,452

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	5,828	504,588
Columbia Sportswear Co.	4,017	349,399
Deckers Outdoor Corp.*	3,723	819,097
Skechers USA, Inc., Class A*	18,171	549,128

		2,222,212

Total Consumer Discretionary		35,007,483

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	1,220	1,077,699

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	18,307	760,656
Casey’s General Stores, Inc.	4,937	877,058
Grocery Outlet Holding Corp.*	11,078	435,587
Sprouts Farmers Market, Inc.*	15,725	329,124

		2,402,425

Food Products (1.8%)
Darling Ingredients, Inc.*	21,478	773,852
Flowers Foods, Inc.	26,102	635,062
Hain Celestial Group, Inc. (The)*	11,058	379,289
Ingredion, Inc.	8,880	672,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lancaster Colony Corp.	2,612	$467,026
Pilgrim’s Pride Corp.*	6,703	100,310
Post Holdings, Inc.*	8,363	719,218
Sanderson Farms, Inc.	2,643	311,795
Tootsie Roll Industries, Inc.(x)	2,346	72,491
TreeHouse Foods, Inc.*	7,517	304,664

		4,435,746

Household Products (0.1%)
Energizer Holdings, Inc.	7,671	300,243

Personal Products (0.3%)
Coty, Inc., Class A	37,287	100,675
Edgewell Personal Care Co.*	7,254	202,242
Nu Skin Enterprises, Inc., Class A	6,890	345,120

		648,037

Total Consumer Staples		8,864,150

Energy (1.0%)
Energy Equipment & Services (0.1%)
ChampionX Corp.*	24,809	198,224

Oil, Gas & Consumable Fuels (0.9%)
Antero Midstream Corp.	37,730	202,610
Cimarex Energy Co.	13,649	332,080
CNX Resources Corp.*	29,838	281,671
EQT Corp.	34,122	441,197
Equitrans Midstream Corp.	54,271	459,133
Murphy Oil Corp.	19,426	173,280
World Fuel Services Corp.	8,365	177,254
WPX Energy, Inc.*	54,409	266,604

		2,333,829

Total Energy		2,532,053

Financials (12.3%)
Banks (4.8%)
Associated Banc-Corp.	20,577	259,682
BancorpSouth Bank	12,933	250,641
Bank of Hawaii Corp.	5,332	269,373
Bank OZK	16,132	343,934
Cathay General Bancorp	10,068	218,274
CIT Group, Inc.	13,122	232,391
Commerce Bancshares, Inc.	13,330	750,346
Cullen/Frost Bankers, Inc.	7,424	474,765
East West Bancorp, Inc.	18,878	618,066
First Financial Bankshares, Inc.(x)	18,938	528,559
First Horizon National Corp.	73,455	692,681
FNB Corp.	43,205	292,930
Fulton Financial Corp.	21,640	201,901
Glacier Bancorp, Inc.	12,669	406,041
Hancock Whitney Corp.	11,515	216,597
Home BancShares, Inc.	20,444	309,931
International Bancshares Corp.	7,411	193,131
PacWest Bancorp	15,550	265,594
Pinnacle Financial Partners, Inc.	10,024	356,754
Prosperity Bancshares, Inc.	12,367	640,981
Signature Bank	7,136	592,217
Sterling Bancorp	25,988	273,394
Synovus Financial Corp.	19,649	415,969
TCF Financial Corp.	20,309	474,418
Texas Capital Bancshares, Inc.*	6,714	209,007
Trustmark Corp.	8,442	180,743
UMB Financial Corp.	5,663	277,544
Umpqua Holdings Corp.	29,400	312,228
United Bankshares, Inc.	17,236	370,057
Valley National Bancorp	53,610	367,228
Webster Financial Corp.	12,019	317,422
Wintrust Financial Corp.	7,663	306,903

		11,619,702

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	6,191	423,341
Eaton Vance Corp.	15,200	579,880
Evercore, Inc., Class A	5,418	354,662
FactSet Research Systems, Inc.	5,074	1,699,181
Federated Hermes, Inc., Class B	12,754	274,339
Interactive Brokers Group, Inc., Class A	10,472	506,112
Janus Henderson Group plc	20,017	434,769
SEI Investments Co.	16,124	817,809
Stifel Financial Corp.	9,143	462,270

		5,552,363

Consumer Finance (0.5%)
FirstCash, Inc.	5,516	315,570
LendingTree, Inc.(x)*	1,045	320,700
Navient Corp.	25,533	215,754
SLM Corp.	50,086	405,196

		1,257,220

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	28,689	516,402

Insurance (4.0%)
Alleghany Corp.	1,902	989,896
American Financial Group, Inc.	9,521	637,717
Brighthouse Financial, Inc.*	12,483	335,917
Brown & Brown, Inc.	31,184	1,411,700
CNO Financial Group, Inc.	18,807	301,664
First American Financial Corp.	14,795	753,213
Genworth Financial, Inc., Class A*	66,858	223,974
Hanover Insurance Group, Inc. (The)	4,997	465,620
Kemper Corp.	8,189	547,271
Mercury General Corp.	3,570	147,691
Old Republic International Corp.	37,546	553,428
Primerica, Inc.	5,263	595,456
Reinsurance Group of America, Inc.	9,003	856,996
RenaissanceRe Holdings Ltd.	6,785	1,151,686
RLI Corp.	5,261	440,504
Selective Insurance Group, Inc.	7,965	410,118

		9,822,851

Thrifts & Mortgage Finance (0.5%)
Essent Group Ltd.	14,935	552,744
New York Community Bancorp, Inc.	61,944	512,277
Washington Federal, Inc.	10,107	210,832

		1,275,853

Total Financials		30,044,391

Health Care (10.0%)
Biotechnology (1.2%)
Arrowhead Pharmaceuticals, Inc.*	13,599	585,573
Emergent BioSolutions, Inc.*	5,963	616,157
Exelixis, Inc.*	41,029	1,003,159
Ligand Pharmaceuticals, Inc.(x)*	2,147	204,652
United Therapeutics Corp.*	5,903	596,203

		3,005,744

Health Care Equipment & Supplies (3.0%)
Avanos Medical, Inc.*	6,367	211,512
Cantel Medical Corp.	4,954	217,679
Globus Medical, Inc., Class A*	10,072	498,765
Haemonetics Corp.*	6,753	589,199
Hill-Rom Holdings, Inc.	8,884	741,903
ICU Medical, Inc.*	2,585	472,435
Integra LifeSciences Holdings Corp.*	9,395	443,632
LivaNova plc*	6,468	292,418
Masimo Corp.*	6,717	1,585,615
NuVasive, Inc.*	6,838	332,122
Penumbra, Inc.*	4,458	866,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	5,064	$1,110,940

		7,362,766

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	11,851	349,368
Amedisys, Inc.*	4,312	1,019,486
Chemed Corp.	2,122	1,019,303
Encompass Health Corp.	13,177	856,241
HealthEquity, Inc.*	10,156	521,714
LHC Group, Inc.*	4,193	891,264
MEDNAX, Inc.*	11,323	184,338
Molina Healthcare, Inc.*	7,901	1,446,199
Patterson Cos., Inc.	11,516	277,593
Tenet Healthcare Corp.*	13,994	342,993

		6,908,499

Life Sciences Tools & Services (2.3%)
Bio-Techne Corp.	5,130	1,270,855
Charles River Laboratories International, Inc.*	6,623	1,499,778
Medpace Holdings, Inc.*	3,616	404,088
PRA Health Sciences, Inc.*	8,510	863,254
Repligen Corp.*	6,505	959,748
Syneos Health, Inc.*	9,264	492,474

		5,490,197

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	7,361	1,049,605
Nektar Therapeutics*	23,775	394,427
Prestige Consumer Healthcare, Inc.*	6,682	243,359

		1,687,391

Total Health Care		24,454,597

Industrials (15.9%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	8,417	763,422
Curtiss-Wright Corp.	5,560	518,526
Hexcel Corp.	11,129	373,378
Mercury Systems, Inc.*	7,442	576,457

		2,231,783

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	12,102	1,024,555

Airlines (0.2%)
JetBlue Airways Corp.*	36,116	409,194

Building Products (1.6%)
Builders FirstSource, Inc.*	15,537	506,817
Lennox International, Inc.	4,635	1,263,547
Owens Corning	14,329	985,979
Trex Co., Inc.*	15,338	1,098,201

		3,854,544

Commercial Services & Supplies (1.9%)
Brink’s Co. (The)	6,718	276,043
Clean Harbors, Inc.*	6,840	383,245
Healthcare Services Group, Inc.	9,911	213,384
Herman Miller, Inc.	7,832	236,213
HNI Corp.	5,691	178,584
IAA, Inc.*	17,766	925,076
KAR Auction Services, Inc.	17,243	248,299
MSA Safety, Inc.	4,788	642,406
Stericycle, Inc.*	12,150	766,179
Tetra Tech, Inc.	7,143	682,156

		4,551,585

Construction & Engineering (1.0%)
AECOM*	21,259	889,477
Dycom Industries, Inc.*	4,212	222,478
EMCOR Group, Inc.	7,317	495,434
Fluor Corp.	16,429	144,739
MasTec, Inc.*	7,381	311,478
Valmont Industries, Inc.	2,852	354,161

		2,417,767

Electrical Equipment (2.3%)
Acuity Brands, Inc.	5,304	542,865
EnerSys	5,653	379,429
Generac Holdings, Inc.*	8,358	1,618,443
Hubbell, Inc.	7,207	986,206
nVent Electric plc	22,580	399,440
Regal Beloit Corp.	5,405	507,367
Sunrun, Inc.*	16,820	1,296,318

		5,730,068

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	7,238	885,714

Machinery (4.4%)
AGCO Corp.	8,150	605,301
Colfax Corp.*	13,370	419,283
Crane Co.	6,564	329,053
Donaldson Co., Inc.	16,734	776,792
Graco, Inc.	22,151	1,358,964
ITT, Inc.	11,525	680,551
Kennametal, Inc.	11,069	320,337
Lincoln Electric Holdings, Inc.	7,872	724,539
Middleby Corp. (The)*	7,413	665,020
Nordson Corp.	7,166	1,374,582
Oshkosh Corp.	9,083	667,601
Terex Corp.	9,154	177,221
Timken Co. (The)	9,014	488,739
Toro Co. (The)	14,250	1,196,288
Trinity Industries, Inc.	11,697	228,092
Woodward, Inc.	7,703	617,472

		10,629,835

Marine (0.1%)
Kirby Corp.*	8,021	290,119

Professional Services (1.0%)
ASGN, Inc.*	7,018	446,064
CoreLogic, Inc.	10,588	716,490
FTI Consulting, Inc.*	4,876	516,710
Insperity, Inc.	4,837	316,775
ManpowerGroup, Inc.	7,759	568,967

		2,565,006

Road & Rail (0.9%)
Avis Budget Group, Inc.*	6,843	180,108
Knight-Swift Transportation Holdings, Inc.	16,674	678,632
Landstar System, Inc.	5,123	642,885
Ryder System, Inc.	7,181	303,326
Werner Enterprises, Inc.	7,658	321,559

		2,126,510

Trading Companies & Distributors (0.8%)
GATX Corp.	4,650	296,438
MSC Industrial Direct Co., Inc., Class A	6,063	383,667
Univar Solutions, Inc.*	22,471	379,310
Watsco, Inc.	4,361	1,015,633

		2,075,048

Total Industrials		38,791,728

Information Technology (14.2%)
Communications Equipment (0.9%)
Ciena Corp.*	20,375	808,684
InterDigital, Inc.	4,092	233,489
Lumentum Holdings, Inc.*	10,002	751,450
NetScout Systems, Inc.*	9,544	208,346
ViaSat, Inc.*	8,463	291,043

		2,293,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	10,287	$809,175
Avnet, Inc.	13,180	340,571
Belden, Inc.	5,863	182,457
Cognex Corp.	22,959	1,494,631
Coherent, Inc.*	3,245	359,968
II-VI, Inc.*	13,749	557,660
Jabil, Inc.	17,977	615,892
Littelfuse, Inc.	3,244	575,291
National Instruments Corp.	17,454	623,108
SYNNEX Corp.	5,505	771,030
Trimble, Inc.*	33,222	1,617,911
Vishay Intertechnology, Inc.	17,695	275,511

		8,223,205

IT Services (1.8%)
Alliance Data Systems Corp.	6,284	263,802
CACI International, Inc., Class A*	3,352	714,512
KBR, Inc.	18,981	424,415
LiveRamp Holdings, Inc.*	8,741	452,522
MAXIMUS, Inc.	8,170	558,910
Perspecta, Inc.	18,214	354,262
Sabre Corp.	41,585	270,719
Science Applications International Corp.	7,741	607,049
WEX, Inc.*	5,870	815,754

		4,461,945

Semiconductors & Semiconductor Equipment (4.3%)
Cabot Microelectronics Corp.	3,894	556,102
Cirrus Logic, Inc.*	7,797	525,908
Cree, Inc.*	14,573	928,883
Enphase Energy, Inc.*	16,711	1,380,161
First Solar, Inc.*	11,255	745,081
MKS Instruments, Inc.	7,325	800,110
Monolithic Power Systems, Inc.	5,623	1,572,247
Semtech Corp.*	8,701	460,805
Silicon Laboratories, Inc.*	5,846	572,031
SolarEdge Technologies, Inc.*	6,685	1,593,370
Synaptics, Inc.*	4,556	366,394
Universal Display Corp.	5,714	1,032,748

		10,533,840

Software (3.6%)
ACI Worldwide, Inc.*	15,483	404,571
Blackbaud, Inc.	6,629	370,097
CDK Global, Inc.	16,218	706,943
Ceridian HCM Holding, Inc.*	17,250	1,425,712
CommVault Systems, Inc.*	6,127	249,982
Fair Isaac Corp.*	3,866	1,644,519
j2 Global, Inc.*	5,948	411,721
Manhattan Associates, Inc.*	8,418	803,835
Paylocity Holding Corp.*	4,932	796,123
PTC, Inc.*	13,859	1,146,416
Qualys, Inc.*	4,472	438,301
Teradata Corp.*	14,496	329,059

		8,727,279

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	17,081	378,173

Total Information Technology		34,617,454

Materials (5.3%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	7,227	512,539
Avient Corp.	12,198	322,759
Cabot Corp.	7,535	271,486
Chemours Co. (The)	21,902	457,971
Ingevity Corp.*	5,485	271,178
Minerals Technologies, Inc.	4,543	232,147
NewMarket Corp.	984	336,843
Olin Corp.	18,696	231,457
RPM International, Inc.	17,291	1,432,387
Scotts Miracle-Gro Co. (The)	5,429	830,148
Sensient Technologies Corp.	5,646	326,000
Valvoline, Inc.	24,682	469,945

		5,694,860

Construction Materials (0.2%)
Eagle Materials, Inc.	5,574	481,148

Containers & Packaging (1.0%)
AptarGroup, Inc.	8,555	968,426
Greif, Inc., Class A	3,466	125,504
O-I Glass, Inc.	20,905	221,384
Silgan Holdings, Inc.	10,391	382,077
Sonoco Products Co.	13,314	679,946

		2,377,337

Metals & Mining (1.5%)
Commercial Metals Co.	15,906	317,802
Compass Minerals International, Inc.	4,524	268,499
Reliance Steel & Aluminum Co.	8,467	863,973
Royal Gold, Inc.	8,693	1,044,638
Steel Dynamics, Inc.	26,515	759,125
United States Steel Corp.(x)	29,416	215,913
Worthington Industries, Inc.	4,862	198,272

		3,668,222

Paper & Forest Products (0.3%)
Domtar Corp.	7,359	193,321
Louisiana-Pacific Corp.	14,975	441,912

		635,233

Total Materials		12,856,800

Real Estate (8.4%)
Equity Real Estate Investment Trusts (REITs) (8.1%)
American Campus Communities, Inc. (REIT)	18,358	641,061
Brixmor Property Group, Inc. (REIT)	39,612	463,064
Camden Property Trust (REIT)	12,902	1,148,020
CoreSite Realty Corp. (REIT)	5,650	671,672
Corporate Office Properties Trust (REIT)	14,963	354,922
Cousins Properties, Inc. (REIT)	19,823	566,740
CyrusOne, Inc. (REIT)	15,508	1,086,025
Douglas Emmett, Inc. (REIT)	22,026	552,853
EastGroup Properties, Inc. (REIT)	5,241	677,819
EPR Properties (REIT)	9,801	269,528
First Industrial Realty Trust, Inc. (REIT)	16,976	675,645
GEO Group, Inc. (The) (REIT)	16,120	182,801
Healthcare Realty Trust, Inc. (REIT)	18,048	543,606
Highwoods Properties, Inc. (REIT)	13,878	465,885
Hudson Pacific Properties, Inc. (REIT)	20,467	448,841
JBG SMITH Properties (REIT)	14,937	399,415
Kilroy Realty Corp. (REIT)	13,915	723,023
Lamar Advertising Co. (REIT), Class A	11,469	758,904
Life Storage, Inc. (REIT)	6,253	658,253
Macerich Co. (The) (REIT)(x)	15,279	103,744
Medical Properties Trust, Inc. (REIT)	70,288	1,239,178
National Retail Properties, Inc. (REIT)	23,010	794,075
Omega Healthcare Investors, Inc. (REIT)	30,094	901,014
Park Hotels & Resorts, Inc. (REIT)	31,462	314,305
Pebblebrook Hotel Trust (REIT)	17,423	218,310
Physicians Realty Trust (REIT)	27,617	494,621

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	8,924	$375,700
PS Business Parks, Inc. (REIT)	2,675	327,393
Rayonier, Inc. (REIT)	18,119	479,066
Rexford Industrial Realty, Inc. (REIT)	16,416	751,196
Sabra Health Care REIT, Inc. (REIT)	27,458	378,509
Service Properties Trust (REIT)	21,863	173,811
Spirit Realty Capital, Inc. (REIT)	13,733	463,489
STORE Capital Corp. (REIT)	30,300	831,129
Taubman Centers, Inc. (REIT)	8,222	273,710
Urban Edge Properties (REIT)	14,766	143,526
Weingarten Realty Investors (REIT)	16,067	272,496

		19,823,349

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	6,901	660,150

Total Real Estate		20,483,499

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	6,896	356,799
Hawaiian Electric Industries, Inc.	14,552	483,708
IDACORP, Inc.	6,722	537,088
OGE Energy Corp.	26,563	796,624
PNM Resources, Inc.	10,626	439,173

		2,613,392

Gas Utilities (1.2%)
National Fuel Gas Co.	12,059	489,475
New Jersey Resources Corp.	12,776	345,208
ONE Gas, Inc.	7,051	486,589
Southwest Gas Holdings, Inc.	7,395	466,624
Spire, Inc.	6,833	363,516
UGI Corp.	27,625	911,072

		3,062,484

Multi-Utilities (0.6%)
Black Hills Corp.	8,377	448,086
MDU Resources Group, Inc.	26,774	602,415
NorthWestern Corp.	6,732	327,444

		1,377,945

Water Utilities (0.5%)
Essential Utilities, Inc.	29,566	1,190,032

Total Utilities		8,243,853

Total Common Stocks (90.0%) (Cost $182,805,801)		219,805,098

SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	250,000	250,000
JPMorgan Prime Money Market Fund, IM Shares	12,276,492	12,285,085

Total Investment Companies		12,535,085

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $508,091, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $518,252.(xx)	508,091	508,091
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $221,734.(xx)	200,000	200,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,129.(xx)	100,000	100,000

Total Repurchase Agreements		908,091

Total Short-Term Investments (5.5%) (Cost $13,436,485)		13,443,176

Total Investments in Securities (95.5%) (Cost $196,242,286)		233,248,274
Other Assets Less Liabilities (4.5%)		11,038,921

Net Assets (100%)		$244,287,195

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $1,512,484. This was collateralized by $400,111 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 10/8/20 – 2/15/50 and by cash of $1,158,091 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	132	12/2020	USD	24,497,880	73,627

					73,627

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,909,090	$—	$—	$3,909,090
Consumer Discretionary	34,643,896	363,587	—	35,007,483
Consumer Staples	8,864,150	—	—	8,864,150
Energy	2,532,053	—	—	2,532,053
Financials	30,044,391	—	—	30,044,391
Health Care	24,454,597	—	—	24,454,597
Industrials	38,791,728	—	—	38,791,728
Information Technology	34,617,454	—	—	34,617,454
Materials	12,731,296	125,504	—	12,856,800
Real Estate	20,483,499	—	—	20,483,499
Utilities	8,243,853	—	—	8,243,853
Futures	73,627	—	—	73,627
Short-Term Investments
Investment Companies	12,535,085	—	—	12,535,085
Repurchase Agreements	—	908,091	—	908,091

Total Assets	$231,924,719	$1,397,182	$—	$233,321,901

Total Liabilities	$—	$—	$—	$—

Total	$231,924,719	$1,397,182	$—	$233,321,901

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,057,543
Aggregate gross unrealized depreciation	(23,530,845)

Net unrealized appreciation	$36,526,698

Federal income tax cost of investments in securities and derivative instruments, if applicable	$196,795,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	21,566	$43,132
Anterix, Inc.*	5,336	174,541
ATN International, Inc.	6,046	303,146
Bandwidth, Inc., Class A*	10,707	1,869,121
Cincinnati Bell, Inc.*	26,112	391,680
Cogent Communications Holdings, Inc.	23,230	1,394,961
Consolidated Communications Holdings, Inc.*	38,109	216,840
IDT Corp., Class B*	7,906	52,021
Iridium Communications, Inc.*	65,409	1,673,162
Liberty Latin America Ltd., Class A*	21,514	177,491
Liberty Latin America Ltd., Class C*	82,472	671,322
Ooma, Inc.*	11,351	148,131
ORBCOMM, Inc.*	37,964	129,078
Vonage Holdings Corp.*	128,497	1,314,524

		8,559,150

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	19,924	93,842
Cinemark Holdings, Inc.	59,360	593,600
Eros STX Global Corp.(x)*	58,800	129,948
Gaia, Inc.*	5,112	50,251
Glu Mobile, Inc.*	75,271	577,705
IMAX Corp.*	27,777	332,213
Liberty Media Corp.-Liberty Braves, Class A*	6,238	130,249
Liberty Media Corp.-Liberty Braves, Class C*	18,500	388,685
LiveXLive Media, Inc.(x)*	25,531	66,253
Marcus Corp. (The)	15,683	121,230

		2,483,976

Interactive Media & Services (0.3%)
Cargurus, Inc.*	46,359	1,002,745
Cars.com, Inc.*	35,700	288,456
DHI Group, Inc.*	22,520	50,895
Eventbrite, Inc., Class A(x)*	40,670	441,270
EverQuote, Inc., Class A*	7,781	300,658
Liberty TripAdvisor Holdings, Inc., Class A*	26,608	46,032
QuinStreet, Inc.*	26,467	419,237
TrueCar, Inc.*	53,728	268,640
Yelp, Inc.*	38,816	779,813

		3,597,746

Media (0.7%)
AMC Networks, Inc., Class A*	21,647	534,897
Boston Omaha Corp., Class A*	8,550	136,800
Cardlytics, Inc.(x)*	14,592	1,029,758
Central European Media Enterprises Ltd., Class A*	51,360	215,198
comScore, Inc.*	22,699	46,306
Daily Journal Corp.(x)*	633	153,186
Emerald Holding, Inc.	9,489	19,358
Entercom Communications Corp., Class A(x)	58,524	94,224
Entravision Communications Corp., Class A	38,132	57,961
EW Scripps Co. (The), Class A	31,729	362,980
Fluent, Inc.*	29,145	72,280
Gannett Co., Inc.(x)	86,126	111,964
Gray Television, Inc.*	46,784	644,216
Hemisphere Media Group, Inc.*	12,352	107,339
iHeartMedia, Inc., Class A(x)*	33,337	270,696
Loral Space & Communications, Inc.	8,531	156,117
Meredith Corp.	21,382	280,532
MSG Networks, Inc., Class A*	18,941	181,265
National CineMedia, Inc.	30,318	82,313
Saga Communications, Inc., Class A	1,576	31,331
Scholastic Corp.	16,167	339,345
Sinclair Broadcast Group, Inc., Class A	25,918	498,403
TechTarget, Inc.*	14,950	657,202
TEGNA, Inc.	122,201	1,435,862
Tribune Publishing Co.	10,037	117,031
WideOpenWest, Inc.*	35,486	184,172

		7,820,736

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	21,842	222,679
Gogo, Inc.(x)*	28,849	266,565
Shenandoah Telecommunications Co.	26,422	1,174,062
Spok Holdings, Inc.	11,410	108,509

		1,771,815

Total Communication Services		24,233,423

Consumer Discretionary (12.2%)
Auto Components (1.1%)
Adient plc*	46,605	807,665
American Axle & Manufacturing Holdings, Inc.*	58,246	336,079
Cooper Tire & Rubber Co.	26,959	854,600
Cooper-Standard Holdings, Inc.*	6,315	83,421
Dana, Inc.	80,327	989,629
Dorman Products, Inc.*	14,614	1,320,813
Fox Factory Holding Corp.*	22,757	1,691,528
Gentherm, Inc.*	18,102	740,372
Goodyear Tire & Rubber Co. (The)	128,962	989,139
LCI Industries	13,744	1,460,850
Modine Manufacturing Co.*	27,983	174,894
Motorcar Parts of America, Inc.*	10,833	168,562
Standard Motor Products, Inc.	10,908	487,042
Stoneridge, Inc.*	13,121	241,033
Tenneco, Inc., Class A*	33,918	235,391
Visteon Corp.*	15,555	1,076,717
Workhorse Group, Inc.(x)*	51,748	1,308,189
XPEL, Inc.(m)*	8,556	223,140

		13,189,064

Automobiles (0.1%)
Winnebago Industries, Inc.	17,389	898,490

Distributors (0.1%)
Core-Mark Holding Co., Inc.	23,547	681,215
Funko, Inc., Class A(x)*	9,021	52,231
Greenlane Holdings, Inc., Class A(x)*	10,092	22,606
Weyco Group, Inc.	4,439	71,779

		827,831

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	28,660	703,316
American Public Education, Inc.*	8,818	248,579
Aspen Group, Inc.(x)*	7,561	84,456
Carriage Services, Inc.	11,151	248,779
Collectors Universe, Inc.	5,177	256,210
Franchise Group, Inc.	12,039	305,309
Houghton Mifflin Harcourt Co.*	38,983	67,441
K12, Inc.*	21,900	576,846
Laureate Education, Inc., Class A*	57,482	763,361
OneSpaWorld Holdings Ltd.(x)	28,350	184,275
Perdoceo Education Corp.*	38,615	472,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Regis Corp.*	10,144	$62,284
Strategic Education, Inc.	13,031	1,191,946
Universal Technical Institute, Inc.*	11,838	60,137
Vivint Smart Home, Inc.(x)*	39,939	682,158
WW International, Inc.*	24,865	469,202

		6,376,947

Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc.(x)*	23,338	249,950
BBX Capital Corp.*	7,185	96,207
Biglari Holdings, Inc., Class B*	891	79,308
BJ’s Restaurants, Inc.	13,409	394,761
Bloomin’ Brands, Inc.	46,862	715,583
Bluegreen Vacations Corp.	10,756	52,704
Boyd Gaming Corp.	45,271	1,389,367
Brinker International, Inc.	24,656	1,053,304
Caesars Entertainment, Inc.*	77,041	4,318,918
Carrols Restaurant Group, Inc.*	15,978	103,058
Century Casinos, Inc.*	10,751	58,916
Cheesecake Factory, Inc. (The)(x)	22,550	625,537
Churchill Downs, Inc.	21,096	3,455,947
Chuy’s Holdings, Inc.*	7,632	149,435
Cracker Barrel Old Country Store, Inc.	12,863	1,474,872
Dave & Buster’s Entertainment, Inc.(x)	22,275	337,689
Del Taco Restaurants, Inc.*	12,540	102,828
Denny’s Corp.*	33,099	330,990
Dine Brands Global, Inc.	8,820	481,484
El Pollo Loco Holdings, Inc.*	7,205	116,721
Everi Holdings, Inc.*	45,336	374,022
Fiesta Restaurant Group, Inc.*	12,343	115,654
GAN Ltd.(x)*	3,172	53,607
Golden Entertainment, Inc.*	10,842	149,945
Hilton Grand Vacations, Inc.*	47,057	987,256
International Game Technology plc(x)	55,195	614,320
Jack in the Box, Inc.	12,495	990,978
Kura Sushi USA, Inc., Class A(x)*	1,270	16,637
Lindblad Expeditions Holdings, Inc.*	17,230	146,627
Marriott Vacations Worldwide Corp.	22,566	2,049,218
Monarch Casino & Resort, Inc.*	7,772	346,631
Nathan’s Famous, Inc.	2,179	111,674
Noodles & Co.*	21,209	145,706
Papa John’s International, Inc.	18,089	1,488,363
Penn National Gaming, Inc.*	83,703	6,085,208
PlayAGS, Inc.*	11,431	40,466
RCI Hospitality Holdings, Inc.(x)	5,892	120,197
Red Robin Gourmet Burgers, Inc.(x)*	6,103	80,315
Red Rock Resorts, Inc., Class A	34,112	583,315
Ruth’s Hospitality Group, Inc.	20,203	223,445
Scientific Games Corp., Class A*	30,636	1,069,503
SeaWorld Entertainment, Inc.*	26,368	519,977
Shake Shack, Inc., Class A(x)*	19,516	1,258,392
Target Hospitality Corp.(x)*	20,619	25,155
Texas Roadhouse, Inc.	36,289	2,206,008
Twin River Worldwide Holdings, Inc.	11,466	301,212
Wingstop, Inc.	16,483	2,252,402

		37,943,812

Household Durables (2.2%)
Beazer Homes USA, Inc.*	18,137	239,408
Casper Sleep, Inc.(x)*	9,784	70,347
Cavco Industries, Inc.*	4,879	879,732
Century Communities, Inc.*	15,438	653,491
Ethan Allen Interiors, Inc.	15,143	205,036
GoPro, Inc., Class A*	61,661	279,324
Green Brick Partners, Inc.*	14,644	235,768
Hamilton Beach Brands Holding Co., Class A	5,395	104,933
Helen of Troy Ltd.*	14,088	2,726,310
Hooker Furniture Corp.	6,666	172,183
Installed Building Products, Inc.*	12,335	1,255,086
iRobot Corp.(x)*	15,240	1,156,716
KB Home	48,949	1,879,152
La-Z-Boy, Inc.	23,468	742,293
Legacy Housing Corp.*	6,882	94,146
LGI Homes, Inc.*	12,405	1,441,089
Lifetime Brands, Inc.	4,756	44,944
Lovesac Co. (The)(x)*	7,573	209,848
M.D.C. Holdings, Inc.	27,417	1,291,341
M/I Homes, Inc.*	14,876	685,040
Meritage Homes Corp.*	20,623	2,276,573
Purple Innovation, Inc.*	8,709	216,506
Skyline Champion Corp.*	29,588	792,071
Sonos, Inc.*	44,646	677,726
Taylor Morrison Home Corp., Class A*	71,190	1,750,562
TopBuild Corp.*	18,526	3,162,203
TRI Pointe Group, Inc.*	72,425	1,313,789
Tupperware Brands Corp.*	25,281	509,665
Turtle Beach Corp.*	5,277	96,041
Universal Electronics, Inc.*	7,332	276,710
VOXX International Corp.*	7,337	56,422

		25,494,455

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	14,143	352,726
CarParts.com, Inc.(x)*	8,438	91,215
Duluth Holdings, Inc., Class B(x)*	9,864	120,538
Groupon, Inc.*	12,908	263,323
Lands’ End, Inc.*	9,863	128,515
Liquidity Services, Inc.*	17,188	128,222
Magnite, Inc.(x)*	68,314	474,441
Overstock.com, Inc.*	23,278	1,691,147
PetMed Express, Inc.(x)	10,358	327,520
Quotient Technology, Inc.*	47,585	351,177
RealReal, Inc. (The)*	34,425	498,130
Shutterstock, Inc.	11,349	590,602
Stamps.com, Inc.*	9,242	2,226,860
Stitch Fix, Inc., Class A(x)*	31,278	848,572
Waitr Holdings, Inc.(x)*	32,905	105,954

		8,198,942

Leisure Products (0.6%)
Acushnet Holdings Corp.	18,586	624,676
American Outdoor Brands, Inc.*	5,373	70,010
Callaway Golf Co.	50,330	963,316
Clarus Corp.	12,302	173,704
Escalade, Inc.	4,280	78,281
Johnson Outdoors, Inc., Class A	2,479	203,005
Malibu Boats, Inc., Class A*	11,443	567,115
Marine Products Corp.	8,197	128,201
MasterCraft Boat Holdings, Inc.*	9,936	173,781
Nautilus, Inc.*	11,651	199,931
Smith & Wesson Brands, Inc.	30,492	473,236
Sturm Ruger & Co., Inc.	9,146	559,369
Vista Outdoor, Inc.*	32,190	649,594
YETI Holdings, Inc.*	43,939	1,991,316

		6,855,535

Multiline Retail (0.2%)
Big Lots, Inc.	21,754	970,228
Dillard’s, Inc., Class A(x)	2,971	108,501
Macy’s, Inc.(x)	173,331	987,987

		2,066,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Specialty Retail (2.5%)
Aaron’s, Inc.	36,551	$2,070,614
Abercrombie & Fitch Co., Class A	34,050	474,317
American Eagle Outfitters, Inc.	83,507	1,236,739
America’s Car-Mart, Inc.*	3,451	292,921
Asbury Automotive Group, Inc.*	10,225	996,426
At Home Group, Inc.*	34,431	511,645
Bed Bath & Beyond, Inc.(x)	70,699	1,059,071
Boot Barn Holdings, Inc.(x)*	14,362	404,147
Buckle, Inc. (The)	14,564	296,960
Caleres, Inc.	19,063	182,242
Camping World Holdings, Inc., Class A	18,378	546,746
Cato Corp. (The), Class A	14,067	110,004
Chico’s FAS, Inc.	48,855	47,511
Children’s Place, Inc. (The)(x)	8,271	234,483
Citi Trends, Inc.	6,823	170,439
Conn’s, Inc.*	6,425	67,977
Container Store Group, Inc. (The)*	20,035	124,417
Designer Brands, Inc., Class A	35,300	191,679
Envela Corp.(x)*	2,741	11,759
Express, Inc.(x)*	25,952	15,831
GameStop Corp., Class A(x)*	21,908	223,462
Genesco, Inc.*	7,930	170,812
Group 1 Automotive, Inc.	10,057	888,938
GrowGeneration Corp.(x)*	13,957	223,033
Guess?, Inc.	25,061	291,209
Haverty Furniture Cos., Inc.	6,644	139,125
Hibbett Sports, Inc.*	9,078	356,039
Hudson Ltd., Class A*	15,164	115,246
Lithia Motors, Inc., Class A	12,323	2,808,905
Lumber Liquidators Holdings, Inc.*	18,929	417,384
MarineMax, Inc.*	11,228	288,223
Michaels Cos., Inc. (The)(x)*	41,452	400,219
Monro, Inc.	17,683	717,399
Murphy USA, Inc.*	15,387	1,973,690
National Vision Holdings, Inc.*	44,795	1,712,961
ODP Corp. (The)	27,615	537,112
OneWater Marine, Inc., Class A*	2,107	43,172
Rent-A-Center, Inc.	25,846	772,537
RH*	8,592	3,287,471
Sally Beauty Holdings, Inc.*	62,301	541,396
Shoe Carnival, Inc.(x)	6,058	203,428
Signet Jewelers Ltd.	27,450	513,315
Sleep Number Corp.*	14,606	714,379
Sonic Automotive, Inc., Class A	13,676	549,228
Sportsman’s Warehouse Holdings, Inc.*	24,456	349,965
Tilly’s, Inc., Class A	14,734	88,846
Urban Outfitters, Inc.*	38,373	798,542
Winmark Corp.	1,786	307,513
Zumiez, Inc.*	11,788	327,942

		28,807,419

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	37,704	1,611,092
Deckers Outdoor Corp.*	15,434	3,395,634
Fossil Group, Inc.(x)*	18,205	104,497
G-III Apparel Group Ltd.*	23,271	305,083
Kontoor Brands, Inc.	28,333	685,659
Lakeland Industries, Inc.(x)*	3,243	64,211
Movado Group, Inc.	10,893	108,276
Oxford Industries, Inc.	8,788	354,684
Rocky Brands, Inc.	2,840	70,517
Steven Madden Ltd.	45,727	891,677
Superior Group of Cos., Inc.	5,322	123,630
Unifi, Inc.*	9,200	118,128
Vera Bradley, Inc.*	8,126	49,650
Wolverine World Wide, Inc.	43,769	1,130,991

		9,013,729

Total Consumer Discretionary		139,672,940

Consumer Staples (3.1%)
Beverages (0.3%)
Celsius Holdings, Inc.(x)*	18,671	424,019
Coca-Cola Consolidated, Inc.	2,524	607,476
Cott Corp.	86,789	1,232,404
MGP Ingredients, Inc.	7,442	295,745
National Beverage Corp.(x)*	6,582	447,642
NewAge, Inc.(x)*	58,917	101,926

		3,109,212

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	16,668	319,525
BJ’s Wholesale Club Holdings, Inc.*	76,025	3,158,839
Chefs’ Warehouse, Inc. (The)*	11,742	170,729
HF Foods Group, Inc.(x)*	14,054	92,897
Ingles Markets, Inc., Class A	7,123	270,959
Natural Grocers by Vitamin Cottage, Inc.	7,117	70,174
Performance Food Group Co.*	72,569	2,512,339
PriceSmart, Inc.	12,284	816,272
Rite Aid Corp.(x)*	29,809	282,887
SpartanNash Co.	19,850	324,547
United Natural Foods, Inc.*	30,150	448,330
Village Super Market, Inc., Class A	4,847	119,285
Weis Markets, Inc.	5,067	243,216

		8,829,999

Food Products (1.4%)
Alico, Inc.	2,785	79,707
B&G Foods, Inc.(x)	35,553	987,307
Bridgford Foods Corp.*	802	14,685
Calavo Growers, Inc.	8,918	590,996
Cal-Maine Foods, Inc.*	16,660	639,244
Darling Ingredients, Inc.*	89,340	3,218,920
Farmer Bros Co.*	12,226	54,039
Fresh Del Monte Produce, Inc.	16,879	386,867
Freshpet, Inc.*	21,538	2,404,718
Hostess Brands, Inc.*	65,922	812,818
J & J Snack Foods Corp.	8,316	1,084,323
John B Sanfilippo & Son, Inc.	4,706	354,738
Lancaster Colony Corp.	10,295	1,840,746
Landec Corp.*	18,122	176,146
Limoneira Co.	9,349	133,691
Sanderson Farms, Inc.	11,162	1,316,781
Seneca Foods Corp., Class A*	3,458	123,554
Simply Good Foods Co. (The)*	45,601	1,005,502
Tootsie Roll Industries, Inc.(x)	9,910	306,219
Vital Farms, Inc.(x)*	3,978	161,228

		15,692,229

Household Products (0.2%)
Central Garden & Pet Co.*	6,112	244,052
Central Garden & Pet Co., Class A*	21,105	762,735
Oil-Dri Corp. of America	3,125	111,781
WD-40 Co.	7,678	1,453,522

		2,572,090

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	21,365	443,110
Edgewell Personal Care Co.*	29,802	830,880
elf Beauty, Inc.*	23,370	429,307
Inter Parfums, Inc.	9,630	359,681
Lifevantage Corp.*	9,923	119,771
Medifast, Inc.	6,312	1,038,008
Nature’s Sunshine Products, Inc.*	3,975	45,991
Revlon, Inc., Class A(x)*	5,382	34,014
USANA Health Sciences, Inc.*	6,551	482,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Veru, Inc.*	19,197	$50,296

		3,833,539

Tobacco (0.1%)
Turning Point Brands, Inc.	7,005	195,439
Universal Corp.	13,152	550,806
Vector Group Ltd.	77,081	746,915

		1,493,160

Total Consumer Staples		35,530,229

Energy (1.8%)
Energy Equipment & Services (0.5%)
Archrock, Inc.	66,706	358,878
Aspen Aerogels, Inc.*	7,574	82,935
Bristow Group, Inc.*	4,297	91,311
Cactus, Inc., Class A	25,227	484,106
ChampionX Corp.*	103,174	824,360
DMC Global, Inc.	9,463	311,711
Dril-Quip, Inc.*	18,433	456,401
Exterran Corp.*	14,501	60,324
Frank’s International NV*	92,085	141,811
Helix Energy Solutions Group, Inc.*	73,620	177,424
Liberty Oilfield Services, Inc., Class A	42,053	336,004
Matrix Service Co.*	13,144	109,753
Nabors Industries Ltd.(x)	4,049	98,958
National Energy Services Reunited Corp.*	18,240	116,371
Newpark Resources, Inc.*	49,324	51,790
NexTier Oilfield Solutions, Inc.*	85,373	157,940
Oceaneering International, Inc.*	50,795	178,798
Oil States International, Inc.*	22,261	60,773
Patterson-UTI Energy, Inc.	103,272	294,325
ProPetro Holding Corp.*	42,441	172,311
RPC, Inc.*	49,428	130,490
SEACOR Holdings, Inc.*	9,913	288,270
Select Energy Services, Inc., Class A*	36,893	141,669
Solaris Oilfield Infrastructure, Inc., Class A	15,003	95,119
Tidewater, Inc.*	19,898	133,516
Transocean Ltd.(x)*	327,079	263,920
US Silica Holdings, Inc.	37,214	111,642

		5,730,910

Oil, Gas & Consumable Fuels (1.3%)
Adams Resources & Energy, Inc.(x)	846	16,835
Antero Resources Corp.(x)*	134,906	370,992
Arch Resources, Inc.(x)	9,217	391,538
Ardmore Shipping Corp.	19,569	69,666
Berry Corp.	35,892	113,778
Bonanza Creek Energy, Inc.*	9,980	187,624
Brigham Minerals, Inc., Class A	21,913	195,464
Clean Energy Fuels Corp.*	77,288	191,674
CNX Resources Corp.*	118,048	1,114,373
Comstock Resources, Inc.(x)*	37,484	164,180
CONSOL Energy, Inc.(x)*	14,292	63,314
Contango Oil & Gas Co.(x)*	46,210	61,921
CVR Energy, Inc.	15,781	195,369
Delek US Holdings, Inc.	35,245	392,277
DHT Holdings, Inc.	59,012	304,502
Diamond S Shipping, Inc., Class S*	16,598	114,028
Dorian LPG Ltd.*	18,494	148,137
Earthstone Energy, Inc., Class A*	8,632	22,357
Energy Fuels, Inc.(x)*	60,056	100,894
Evolution Petroleum Corp.	19,535	43,758
Falcon Minerals Corp.	23,325	56,913
Frontline Ltd.(x)	65,170	423,605
Golar LNG Ltd.*	47,383	286,904
Goodrich Petroleum Corp.*	3,754	28,868
Green Plains, Inc.*	20,423	316,148
Gulfport Energy Corp.(x)*	81,415	42,914
International Seaways, Inc.	13,113	191,581
Kosmos Energy Ltd.	224,094	218,626
Magnolia Oil & Gas Corp., Class A*	63,075	326,098
Matador Resources Co.(x)*	57,330	473,546
Montage Resources Corp.*	12,153	53,352
NACCO Industries, Inc., Class A	2,599	47,328
NextDecade Corp.(x)*	11,094	33,060
Nordic American Tankers Ltd.(x)	82,714	288,672
Overseas Shipholding Group, Inc., Class A*	28,161	60,265
Ovintiv, Inc.	145,394	1,186,415
Par Pacific Holdings, Inc.*	27,425	185,667
PBF Energy, Inc., Class A	53,977	307,129
PDC Energy, Inc.*	53,244	659,959
Peabody Energy Corp.	34,869	80,199
Penn Virginia Corp.*	6,456	63,592
PrimeEnergy Resources Corp.*	381	25,222
Range Resources Corp.	119,001	787,787
Renewable Energy Group, Inc.*	20,929	1,118,027
REX American Resources Corp.*	2,966	194,599
Scorpio Tankers, Inc.(x)	25,801	285,617
SFL Corp. Ltd.	49,311	369,339
SM Energy Co.	47,197	75,043
Southwestern Energy Co.*	313,639	737,052
Talos Energy, Inc.*	14,931	96,305
Tellurian, Inc.(x)*	77,496	61,749
Uranium Energy Corp.(x)*	100,255	99,934
W&T Offshore, Inc.(x)*	61,620	110,916
Whiting Petroleum Corp.(x)*	635	10,979
World Fuel Services Corp.	33,539	710,691

		14,276,782

Total Energy		20,007,692

Financials (13.4%)
Banks (6.4%)
1st Constitution Bancorp	5,051	60,107
1st Source Corp.	7,130	219,889
ACNB Corp.	5,215	108,472
Allegiance Bancshares, Inc.	8,996	210,237
Altabancorp	9,569	192,528
Amalgamated Bank, Class A	10,007	105,874
Amerant Bancorp, Inc.*	12,160	113,210
American National Bankshares, Inc.	6,074	127,068
Ameris Bancorp	36,941	841,516
Ames National Corp.	5,484	92,625
Arrow Financial Corp.	7,375	185,034
Atlantic Capital Bancshares, Inc.*	13,155	149,309
Atlantic Union Bankshares Corp.	43,158	922,286
Auburn National BanCorp, Inc.(x)	1,043	37,819
Banc of California, Inc.	23,730	240,148
BancFirst Corp.	9,558	390,349
Bancorp, Inc. (The)*	26,994	233,228
BancorpSouth Bank	53,385	1,034,601
Bank First Corp.(x)	3,462	203,219
Bank of Commerce Holdings	9,500	66,215
Bank of Marin Bancorp	6,377	184,678
Bank of NT Butterfield & Son Ltd. (The)	30,112	670,895
Bank of Princeton (The)	3,322	60,361
Bank7 Corp.	3,263	30,672
BankFinancial Corp.	10,082	72,792
BankUnited, Inc.	51,829	1,135,573
Bankwell Financial Group, Inc.	4,728	66,901
Banner Corp.	17,162	553,646
Bar Harbor Bankshares	8,745	179,710

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BayCom Corp.*	4,667	$48,070
BCB Bancorp, Inc.	10,144	81,152
Berkshire Hills Bancorp, Inc.	17,016	172,032
Boston Private Financial Holdings, Inc.	44,064	243,233
Bridge Bancorp, Inc.	9,683	168,775
Brookline Bancorp, Inc.	42,113	364,067
Bryn Mawr Bank Corp.	9,822	244,273
Business First Bancshares, Inc.	10,528	157,920
Byline Bancorp, Inc.	13,598	153,385
C&F Financial Corp.	1,949	57,885
Cadence Bancorp	63,839	548,377
California Bancorp, Inc.(x)*	2,718	30,795
Cambridge Bancorp	3,709	197,170
Camden National Corp.	7,659	231,493
Capital Bancorp, Inc.*	6,904	65,312
Capital City Bank Group, Inc.	8,425	158,306
Capstar Financial Holdings, Inc.	10,568	103,672
Carter Bank & Trust	15,585	103,640
Cathay General Bancorp	41,934	909,129
CB Financial Services, Inc.	1,825	34,821
CBTX, Inc.	8,900	145,426
Central Pacific Financial Corp.	10,884	147,696
Central Valley Community Bancorp	6,663	82,288
Century Bancorp, Inc., Class A	1,804	118,595
Chemung Financial Corp.	2,377	68,624
ChoiceOne Financial Services, Inc.(x)	3,203	83,342
CIT Group, Inc.	54,751	969,640
Citizens & Northern Corp.	7,628	123,879
Citizens Holding Co.(x)	1,720	38,562
City Holding Co.	8,760	504,664
Civista Bancshares, Inc.	10,291	128,843
CNB Financial Corp.	8,464	125,860
Coastal Financial Corp.*	5,742	70,339
Codorus Valley Bancorp, Inc.	5,773	75,626
Colony Bankcorp, Inc.	3,779	40,624
Columbia Banking System, Inc.	39,689	946,583
Community Bank System, Inc.	28,627	1,559,026
Community Bankers Trust Corp.	12,485	63,424
Community Financial Corp. (The)	3,139	67,018
Community Trust Bancorp, Inc.	8,468	239,306
ConnectOne Bancorp, Inc.	18,876	265,585
County Bancorp, Inc.	1,778	33,426
CrossFirst Bankshares, Inc.*	25,636	222,777
Customers Bancorp, Inc.*	15,991	179,099
CVB Financial Corp.	71,201	1,184,073
Dime Community Bancshares, Inc.	12,108	136,941
Eagle Bancorp Montana, Inc.(x)	1,973	34,764
Eagle Bancorp, Inc.	17,821	477,425
Enterprise Bancorp, Inc.	5,801	121,937
Enterprise Financial Services Corp.	11,918	325,004
Equity Bancshares, Inc., Class A*	9,554	148,087
Esquire Financial Holdings, Inc.*	4,407	66,105
Evans Bancorp, Inc.	2,987	66,461
Farmers & Merchants Bancorp, Inc.	6,342	126,903
Farmers National Banc Corp.	14,820	161,834
FB Financial Corp.	18,693	469,568
Fidelity D&D Bancorp, Inc.(x)	2,469	120,265
Financial Institutions, Inc.	8,543	131,562
First Bancorp (Nasdaq Stock Exchange)	15,198	318,094
First Bancorp (Quotrix Stock Exchange)	116,722	609,289
First Bancorp, Inc. (The)	6,520	137,442
First Bancshares, Inc. (The)	10,427	218,654
First Bank	9,830	60,946
First Busey Corp.	26,882	427,155
First Business Financial Services, Inc.	4,672	66,763
First Capital, Inc.(x)	1,946	109,073
First Choice Bancorp	7,052	93,721
First Commonwealth Financial Corp.	47,824	370,158
First Community Bankshares, Inc.	9,091	164,093
First Community Corp.	2,488	33,911
First Financial Bancorp	54,614	655,641
First Financial Bankshares, Inc.(x)	70,899	1,978,791
First Financial Corp.	6,489	203,755
First Foundation, Inc.	15,769	206,101
First Guaranty Bancshares, Inc.	2,598	31,462
First Internet Bancorp	6,705	98,765
First Interstate BancSystem, Inc., Class A	23,447	746,787
First Merchants Corp.	31,129	720,948
First Mid Bancshares, Inc.	7,122	177,694
First Midwest Bancorp, Inc.	63,865	688,465
First Northwest Bancorp	4,559	45,134
First of Long Island Corp. (The)	11,430	169,278
First Savings Financial Group, Inc.(x)	705	38,310
First United Corp.	2,618	30,657
First Western Financial, Inc.*	2,186	28,309
Flushing Financial Corp.	15,661	164,754
FNCB Bancorp, Inc.	8,094	43,060
Franklin Financial Services Corp.	2,534	54,177
Fulton Financial Corp.	88,898	829,418
FVCBankcorp, Inc.*	7,759	77,590
German American Bancorp, Inc.	12,867	349,210
Glacier Bancorp, Inc.	53,315	1,708,746
Great Southern Bancorp, Inc.	5,911	214,096
Great Western Bancorp, Inc.	29,228	363,889
Guaranty Bancshares, Inc.	5,004	124,550
Hancock Whitney Corp.	47,605	895,450
Hanmi Financial Corp.	16,158	132,657
HarborOne Bancorp, Inc.	28,670	231,367
Hawthorn Bancshares, Inc.	3,355	63,544
HBT Financial, Inc.	6,292	70,596
Heartland Financial USA, Inc.	18,244	547,229
Heritage Commerce Corp.	32,117	213,739
Heritage Financial Corp.	19,426	357,244
Hilltop Holdings, Inc.	39,048	803,608
Home BancShares, Inc.	84,489	1,280,853
HomeTrust Bancshares, Inc.	9,664	131,237
Hope Bancorp, Inc.	66,342	503,204
Horizon Bancorp, Inc.	22,462	226,642
Howard Bancorp, Inc.*	9,781	87,833
Independent Bank Corp./MA	17,531	918,274
Independent Bank Corp./MI	13,076	164,365
Independent Bank Group, Inc.	20,585	909,445
International Bancshares Corp.	29,894	779,038
Investar Holding Corp.	6,058	77,664
Investors Bancorp, Inc.	128,749	934,718
Lakeland Bancorp, Inc.	22,830	227,158
Lakeland Financial Corp.	12,877	530,532
Landmark Bancorp, Inc.	1,195	25,513
LCNB Corp.	7,730	105,514
Level One Bancorp, Inc.	3,885	60,606
Limestone Bancorp, Inc.*	1,930	20,304
Live Oak Bancshares, Inc.	15,505	392,742
Macatawa Bank Corp.	18,748	122,424
Mackinac Financial Corp.	4,646	44,834
MainStreet Bancshares, Inc.*	4,149	50,784
Mercantile Bank Corp.	8,687	156,540
Meridian Corp.(x)	1,815	29,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Metrocity Bankshares, Inc.(x)	9,024	$118,846
Metropolitan Bank Holding Corp.*	4,196	117,488
Mid Penn Bancorp, Inc.	4,617	79,920
Middlefield Banc Corp.(x)	2,398	46,281
Midland States Bancorp, Inc.	11,217	144,138
MidWestOne Financial Group, Inc.	9,003	160,884
MVB Financial Corp.	5,366	85,695
National Bank Holdings Corp., Class A	15,780	414,225
National Bankshares, Inc.	4,196	106,285
NBT Bancorp, Inc.	23,236	623,190
Nicolet Bankshares, Inc.*	4,786	261,363
Northeast Bank	4,407	81,089
Northrim BanCorp, Inc.	3,906	99,564
Norwood Financial Corp.	3,253	79,113
Oak Valley Bancorp	3,854	44,167
OceanFirst Financial Corp.	31,608	432,714
OFG Bancorp	27,035	336,856
Ohio Valley Banc Corp.	2,561	52,910
Old National Bancorp	87,978	1,105,004
Old Second Bancorp, Inc.	19,655	147,314
Origin Bancorp, Inc.	11,700	249,912
Orrstown Financial Services, Inc.	6,345	81,216
Pacific Premier Bancorp, Inc.	45,654	919,472
Park National Corp.	7,711	631,994
Parke Bancorp, Inc.	7,043	84,093
Partners Bancorp	2,998	16,879
PCB Bancorp	8,643	75,972
Peapack-Gladstone Financial Corp.	9,816	148,712
Penns Woods Bancorp, Inc.	3,882	77,058
Peoples Bancorp of North Carolina, Inc.	2,884	44,500
Peoples Bancorp, Inc.	10,539	201,190
Peoples Financial Services Corp.	4,169	144,914
Plumas Bancorp(x)	1,882	37,038
Preferred Bank	6,390	205,247
Premier Financial Bancorp, Inc.	9,120	98,496
Professional Holding Corp., Class A*	4,836	64,851
QCR Holdings, Inc.	7,621	208,892
RBB Bancorp	11,059	125,409
Red River Bancshares, Inc.	2,924	125,732
Reliant Bancorp, Inc.	8,318	120,611
Renasant Corp.	29,260	664,787
Republic Bancorp, Inc., Class A	5,403	152,148
Republic First Bancorp, Inc.*	26,307	52,088
Richmond Mutual BanCorp, Inc.	4,847	51,281
S&T Bancorp, Inc.	21,351	377,699
Salisbury Bancorp, Inc.(x)	1,027	32,463
Sandy Spring Bancorp, Inc.	25,354	585,170
SB Financial Group, Inc.	2,709	36,544
Seacoast Banking Corp. of Florida*	27,298	492,183
Select Bancorp, Inc.*	10,490	75,423
ServisFirst Bancshares, Inc.	26,600	905,198
Shore Bancshares, Inc.	6,567	72,106
Sierra Bancorp	8,208	137,812
Silvergate Capital Corp., Class A*	6,385	91,944
Simmons First National Corp., Class A	56,458	895,142
SmartFinancial, Inc.	8,896	120,897
South Plains Financial, Inc.	6,926	85,952
South State Corp.	39,048	1,880,161
Southern First Bancshares, Inc.*	4,906	118,480
Southern National Bancorp of Virginia, Inc.	12,296	106,729
Southside Bancshares, Inc.	18,100	442,183
Spirit of Texas Bancshares, Inc.*	8,631	96,322
Stock Yards Bancorp, Inc.	11,260	383,290
Summit Financial Group, Inc.	7,523	111,416
Texas Capital Bancshares, Inc.*	28,061	873,539
Tompkins Financial Corp.	7,747	440,107
Towne Bank	38,179	626,136
TriCo Bancshares	14,710	360,248
TriState Capital Holdings, Inc.*	13,148	174,080
Triumph Bancorp, Inc.*	12,478	388,565
Trustmark Corp.	34,781	744,661
UMB Financial Corp.	23,741	1,163,546
United Bankshares, Inc.	68,972	1,480,829
United Community Banks, Inc.	40,090	678,724
United Security Bancshares	8,007	48,923
Unity Bancorp, Inc.	5,047	58,444
Univest Financial Corp.	14,130	203,048
Valley National Bancorp	217,413	1,489,279
Veritex Holdings, Inc.	26,106	444,585
Washington Trust Bancorp, Inc.	9,190	281,765
WesBanco, Inc.	36,360	776,650
West BanCorp, Inc.	9,309	147,455
Westamerica Bancorp	14,570	791,879

		73,226,585

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	30,416	1,185,920
Assetmark Financial Holdings, Inc.*	8,895	193,377
Associated Capital Group, Inc., Class A	2,138	77,246
B Riley Financial, Inc.	8,025	201,106
BGC Partners, Inc., Class A	168,397	404,153
Blucora, Inc.*	25,418	239,438
Brightsphere Investment Group, Inc.	33,820	436,278
Calamos Asset Management, Inc.(r)*	6,666	—
Cohen & Steers, Inc.	13,457	750,093
Cowen, Inc., Class A	10,366	168,655
Diamond Hill Investment Group, Inc.	1,909	241,145
Donnelley Financial Solutions, Inc.*	16,389	218,957
Federated Hermes, Inc., Class B	52,356	1,126,178
Focus Financial Partners, Inc., Class A*	17,379	569,857
GAMCO Investors, Inc., Class A	5,736	66,365
Greenhill & Co., Inc.	11,110	126,098
Hamilton Lane, Inc., Class A	16,529	1,067,608
Houlihan Lokey, Inc.	28,035	1,655,467
Moelis & Co., Class A	28,984	1,018,498
Oppenheimer Holdings, Inc., Class A	6,982	155,838
Piper Sandler Cos	9,381	684,813
PJT Partners, Inc., Class A	13,814	837,267
Pzena Investment Management, Inc., Class A	17,961	96,271
Safeguard Scientifics, Inc.	9,044	49,561
Sculptor Capital Management, Inc.	11,830	138,884
Siebert Financial Corp.(x)*	7,217	23,311
Silvercrest Asset Management Group, Inc., Class A	4,769	49,884
Stifel Financial Corp.	36,709	1,856,007
StoneX Group, Inc.*	8,976	459,212
Value Line, Inc.	1,888	46,634
Virtus Investment Partners, Inc.	3,957	548,638
Waddell & Reed Financial, Inc., Class A(x)	35,614	528,868
Westwood Holdings Group, Inc.	5,628	62,696
WisdomTree Investments, Inc.	68,914	220,525

		15,504,848

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	1,858	22,110
Curo Group Holdings Corp.	15,314	107,964
Encore Capital Group, Inc.*	17,424	672,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Enova International, Inc.*	15,338	$251,390
EZCORP, Inc., Class A*	31,122	156,544
FirstCash, Inc.	22,464	1,285,165
Green Dot Corp., Class A*	28,333	1,433,933
LendingClub Corp.*	28,138	132,530
Navient Corp.	106,514	900,043
Nelnet, Inc., Class A	9,054	545,503
Oportun Financial Corp.*	8,969	105,745
PRA Group, Inc.*	24,608	983,090
Regional Management Corp.*	5,757	95,912
World Acceptance Corp.(x)*	2,447	258,281

		6,950,602

Diversified Financial Services (0.2%)
Alerus Financial Corp.	6,745	132,202
A-Mark Precious Metals, Inc.	1,926	64,945
Banco Latinoamericano de Comercio Exterior SA, Class E	17,333	210,596
Cannae Holdings, Inc.*	47,433	1,767,353
GWG Holdings, Inc.(x)*	3,291	28,303
Marlin Business Services Corp.	4,850	34,192
SWK Holdings Corp.(x)*	2,058	28,812

		2,266,403

Insurance (2.1%)
Ambac Financial Group, Inc.*	21,878	279,382
American Equity Investment Life Holding Co.	51,369	1,129,604
AMERISAFE, Inc.	10,499	602,223
Argo Group International Holdings Ltd.	17,195	592,024
BRP Group, Inc., Class A*	17,935	446,761
Citizens, Inc.(x)*	28,504	157,912
CNO Financial Group, Inc.	79,863	1,281,003
Crawford & Co., Class A	10,660	69,716
Donegal Group, Inc., Class A	7,274	102,345
eHealth, Inc.*	13,760	1,087,040
Employers Holdings, Inc.	14,799	447,670
Enstar Group Ltd.*	6,563	1,059,924
FBL Financial Group, Inc., Class A	4,321	208,272
FedNat Holding Co.	8,722	55,123
Genworth Financial, Inc., Class A*	273,660	916,761
Goosehead Insurance, Inc., Class A	6,731	582,837
Greenlight Capital Re Ltd., Class A(x)*	22,362	150,496
HCI Group, Inc.	3,654	180,106
Heritage Insurance Holdings, Inc.	13,208	133,665
Horace Mann Educators Corp.	22,707	758,414
Independence Holding Co.	3,712	139,980
Investors Title Co.	923	120,045
James River Group Holdings Ltd.	15,799	703,529
Kinsale Capital Group, Inc.	11,668	2,219,020
MBIA, Inc.*	32,126	194,684
National General Holdings Corp.	36,436	1,229,715
National Western Life Group, Inc., Class A	1,304	238,332
NI Holdings, Inc.*	6,479	109,430
Palomar Holdings, Inc.*	10,823	1,128,190
ProAssurance Corp.	29,509	461,521
ProSight Global, Inc.*	5,177	58,707
Protective Insurance Corp., Class B	6,686	87,787
RLI Corp.	21,968	1,839,381
Safety Insurance Group, Inc.	7,942	548,713
Selective Insurance Group, Inc.	32,914	1,694,742
Selectquote, Inc.(x)*	17,233	348,968
State Auto Financial Corp.	8,867	122,010
Stewart Information Services Corp.	13,862	606,185
Third Point Reinsurance Ltd.*	42,363	294,423
Tiptree, Inc.	14,407	71,315
Trupanion, Inc.*	16,533	1,304,454
United Fire Group, Inc.	10,029	203,789
United Insurance Holdings Corp.	13,946	84,513
Universal Insurance Holdings, Inc.	14,756	204,223
Vericity, Inc.(x)	100	1,020
Watford Holdings Ltd.*	8,915	204,510

		24,460,464

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Anworth Mortgage Asset Corp. (REIT)	70,396	115,449
Apollo Commercial Real Estate Finance, Inc. (REIT)	79,275	714,268
Arbor Realty Trust, Inc. (REIT)	57,734	662,209
Ares Commercial Real Estate Corp. (REIT)	17,636	161,193
Arlington Asset Investment Corp. (REIT), Class A	24,173	68,651
ARMOUR Residential REIT, Inc. (REIT)	34,643	329,455
Blackstone Mortgage Trust, Inc. (REIT), Class A	75,287	1,654,055
Broadmark Realty Capital, Inc. (REIT)(x)	71,256	702,584
Capstead Mortgage Corp. (REIT)	46,018	258,621
Cherry Hill Mortgage Investment Corp. (REIT)	13,612	122,236
Chimera Investment Corp. (REIT)	106,701	874,948
Colony Credit Real Estate, Inc. (REIT)	48,595	238,601
Dynex Capital, Inc. (REIT)(x)	12,595	191,570
Ellington Financial, Inc. (REIT)	20,389	249,969
Ellington Residential Mortgage REIT (REIT)(x)	3,689	40,948
Granite Point Mortgage Trust, Inc. (REIT)	30,513	216,337
Great Ajax Corp. (REIT)	15,649	129,730
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	39,998	1,690,715
Invesco Mortgage Capital, Inc. (REIT)(x)	97,788	265,006
KKR Real Estate Finance Trust, Inc. (REIT)	14,590	241,173
Ladder Capital Corp. (REIT)	55,685	396,477
MFA Financial, Inc. (REIT)	251,121	673,004
New York Mortgage Trust, Inc. (REIT)	192,825	491,704
Orchid Island Capital, Inc. (REIT)(x)	36,266	181,693
PennyMac Mortgage Investment Trust (REIT)	54,830	881,118
Ready Capital Corp. (REIT)	24,198	271,018
Redwood Trust, Inc. (REIT)	62,028	466,451
TPG RE Finance Trust, Inc. (REIT)	30,114	254,764
Two Harbors Investment Corp. (REIT)	151,172	769,466
Western Asset Mortgage Capital Corp. (REIT)(x)	23,064	47,051

		13,360,464

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	31,198	727,225
Bogota Financial Corp.(x)*	2,992	22,799
Bridgewater Bancshares, Inc.*	12,498	118,606
Capitol Federal Financial, Inc.	72,118	668,173
Columbia Financial, Inc.*	25,104	278,654
ESSA Bancorp, Inc.	4,859	59,911
Essent Group Ltd.	60,748	2,248,284
Federal Agricultural Mortgage Corp., Class C	4,791	304,995

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Flagstar Bancorp, Inc.	23,444	$694,646
FS Bancorp, Inc.	2,557	104,837
Greene County Bancorp, Inc.	2,928	63,508
Hingham Institution For Savings (The)	856	157,504
Home Bancorp, Inc.	4,935	119,180
HomeStreet, Inc.	11,081	285,447
Kearny Financial Corp.	42,717	307,990
Luther Burbank Corp.	13,981	116,741
Merchants Bancorp	6,669	131,446
Meridian Bancorp, Inc.	24,134	249,787
Meta Financial Group, Inc.	18,296	351,649
MMA Capital Holdings, Inc.*	2,542	57,220
Mr Cooper Group, Inc.*	42,159	940,989
NMI Holdings, Inc., Class A*	45,036	801,641
Northfield Bancorp, Inc.	24,279	221,425
Northwest Bancshares, Inc.	65,178	599,638
Oconee Federal Financial Corp.(x)	100	2,180
OP Bancorp	8,186	46,824
PCSB Financial Corp.	10,298	124,297
PDL Community Bancorp*	6,831	60,249
PennyMac Financial Services, Inc.	24,188	1,405,807
Pioneer Bancorp, Inc.*	5,782	51,344
Premier Financial Corp.	18,569	289,212
Provident Bancorp, Inc.	8,292	64,595
Provident Financial Holdings, Inc.	3,348	39,841
Provident Financial Services, Inc.	40,399	492,868
Prudential Bancorp, Inc.	4,208	44,352
Radian Group, Inc.	108,695	1,588,034
Riverview Bancorp, Inc.	13,514	56,083
Security National Financial Corp., Class A*	3,221	20,614
Southern Missouri Bancorp, Inc.	4,978	117,381
Standard AVB Financial Corp.(x)	1,344	43,882
Sterling Bancorp, Inc.	11,586	34,874
Territorial Bancorp, Inc.	4,859	98,298
Timberland Bancorp, Inc.	4,785	86,130
TrustCo Bank Corp.	50,488	263,547
Walker & Dunlop, Inc.	15,766	835,598
Washington Federal, Inc.	41,488	865,440
Waterstone Financial, Inc.	12,964	200,812
Western New England Bancorp, Inc.	15,648	88,098
WSFS Financial Corp.	27,214	733,962

		17,286,617

Total Financials		153,055,983

Health Care (19.3%)
Biotechnology (10.0%)
89bio, Inc.*	5,115	131,251
Abeona Therapeutics, Inc.*	46,022	46,942
ADMA Biologics, Inc.(x)*	47,832	114,318
Aduro Biotech, Inc.*	52,009	126,382
Adverum Biotechnologies, Inc.*	44,511	458,463
Aeglea BioTherapeutics, Inc.*	19,918	141,219
Affimed NV*	48,274	163,649
Agenus, Inc.*	82,824	331,296
Aimmune Therapeutics, Inc.*	24,645	849,020
Akcea Therapeutics, Inc.*	12,341	223,866
Akebia Therapeutics, Inc.*	77,402	194,279
Akero Therapeutics, Inc.*	6,887	212,051
Akouos, Inc.(x)*	5,614	128,392
Albireo Pharma, Inc.*	8,703	290,419
Alector, Inc.*	25,850	272,330
Allakos, Inc.(x)*	13,513	1,100,634
Allogene Therapeutics, Inc.*	29,024	1,094,495
Allovir, Inc.(x)*	6,960	191,400
ALX Oncology Holdings, Inc.(x)*	3,714	140,166
Amicus Therapeutics, Inc.*	142,284	2,009,050
AnaptysBio, Inc.*	11,686	172,368
Anavex Life Sciences Corp.(x)*	29,765	135,431
Anika Therapeutics, Inc.*	7,877	278,767
Annexon, Inc.(x)*	5,707	172,523
Apellis Pharmaceuticals, Inc.*	33,075	997,873
Applied Genetic Technologies Corp.(x)*	10,414	50,612
Applied Molecular Transport, Inc.(x)*	4,822	153,436
Applied Therapeutics, Inc.*	7,346	152,503
Aprea Therapeutics, Inc.*	4,603	110,748
Aptinyx, Inc.*	10,592	35,801
Aravive, Inc.(x)*	5,070	23,829
Arcturus Therapeutics Holdings, Inc.*	8,348	358,129
Arcus Biosciences, Inc.*	22,853	391,700
Arcutis Biotherapeutics, Inc.(x)*	8,714	255,320
Ardelyx, Inc.*	38,593	202,613
Arena Pharmaceuticals, Inc.*	31,902	2,385,951
Arrowhead Pharmaceuticals, Inc.*	55,985	2,410,714
Assembly Biosciences, Inc.*	16,166	265,769
Atara Biotherapeutics, Inc.*	37,711	488,735
Athenex, Inc.*	36,356	439,908
Athersys, Inc.(x)*	111,764	217,940
Atreca, Inc., Class A*	15,012	209,718
AVEO Pharmaceuticals, Inc.(x)*	8,240	48,946
Avid Bioservices, Inc.*	35,097	267,439
Avidity Biosciences, Inc.*	6,497	182,891
Avrobio, Inc.*	16,221	211,197
Axcella Health, Inc.*	5,620	25,964
Beam Therapeutics, Inc.(x)*	19,373	476,963
Beyondspring, Inc.(x)*	9,800	130,438
BioCryst Pharmaceuticals, Inc.*	94,605	324,968
Biohaven Pharmaceutical Holding Co. Ltd.*	26,560	1,726,666
BioSpecifics Technologies Corp.*	4,019	212,324
Bioxcel Therapeutics, Inc.*	6,114	265,103
Black Diamond Therapeutics, Inc.(x)*	9,037	273,189
Blueprint Medicines Corp.*	30,555	2,832,448
BrainStorm Cell Therapeutics, Inc.(x)*	17,821	301,531
Bridgebio Pharma, Inc.(x)*	40,171	1,507,216
Cabaletta Bio, Inc.*	5,536	60,010
Calithera Biosciences, Inc.*	36,534	126,042
Calyxt, Inc.(x)*	8,692	47,719
CareDx, Inc.*	25,696	974,906
CASI Pharmaceuticals, Inc.*	46,313	70,859
Castle Biosciences, Inc.*	6,069	312,250
Catabasis Pharmaceuticals, Inc.*	7,841	48,536
Catalyst Biosciences, Inc.*	7,836	33,695
Catalyst Pharmaceuticals, Inc.*	53,908	160,107
Cellular Biomedicine Group, Inc.(x)*	9,071	166,362
CEL-SCI Corp.(x)*	18,027	229,844
Centogene NV*	3,217	30,433
Checkpoint Therapeutics, Inc.(x)*	17,302	46,369
ChemoCentryx, Inc.*	26,667	1,461,352
Chimerix, Inc.*	19,944	49,661
Cidara Therapeutics, Inc.(x)*	13,929	39,698
Clovis Oncology, Inc.(x)*	44,101	257,109
Cohbar, Inc.(m)(x)*	9,406	8,932
Coherus Biosciences, Inc.(x)*	31,383	575,564
Concert Pharmaceuticals, Inc.*	17,563	172,469
Constellation Pharmaceuticals, Inc.*	15,183	307,608
ContraFect Corp.(x)*	9,334	49,284
Corbus Pharmaceuticals Holdings, Inc.(x)*	45,090	81,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cortexyme, Inc.(x)*	8,247	$412,350
Crinetics Pharmaceuticals, Inc.*	14,022	219,725
Cue Biopharma, Inc.*	16,147	243,012
Cyclerion Therapeutics, Inc.*	9,342	56,799
Cytokinetics, Inc.*	35,212	762,340
CytomX Therapeutics, Inc.*	28,872	191,999
Deciphera Pharmaceuticals, Inc.*	20,821	1,068,117
Denali Therapeutics, Inc.*	34,973	1,253,083
DermTech, Inc.*	3,449	41,216
Dicerna Pharmaceuticals, Inc.*	36,317	653,343
Dyadic International, Inc.(x)*	11,195	84,746
Dynavax Technologies Corp.(x)*	56,158	242,603
Eagle Pharmaceuticals, Inc.*	5,365	227,905
Editas Medicine, Inc.(x)*	34,532	968,968
Eidos Therapeutics, Inc.*	6,341	320,411
Eiger BioPharmaceuticals, Inc.*	14,320	116,565
Emergent BioSolutions, Inc.*	25,097	2,593,273
Enanta Pharmaceuticals, Inc.*	9,912	453,771
Enochian Biosciences, Inc.(x)*	5,790	20,728
Epizyme, Inc.*	49,944	595,832
Esperion Therapeutics, Inc.(x)*	13,929	517,741
Evelo Biosciences, Inc.(x)*	9,245	48,721
Exicure, Inc.*	24,872	43,526
Fate Therapeutics, Inc.*	38,377	1,533,929
Fennec Pharmaceuticals, Inc.(x)*	9,007	54,582
FibroGen, Inc.*	45,667	1,877,827
Five Prime Therapeutics, Inc.*	20,198	94,931
Flexion Therapeutics, Inc.*	23,837	248,143
Forma Therapeutics Holdings, Inc.*	8,862	441,682
Fortress Biotech, Inc.(x)*	23,793	96,124
Frequency Therapeutics, Inc.(x)*	12,764	245,196
G1 Therapeutics, Inc.*	18,042	208,385
Galectin Therapeutics, Inc.(x)*	16,361	43,684
Galera Therapeutics, Inc.(x)*	3,421	30,926
Generation Bio Co.(x)*	4,744	146,637
Genprex, Inc.(x)*	11,896	39,971
Geron Corp.(x)*	158,514	275,814
GlycoMimetics, Inc.*	14,042	43,109
Gossamer Bio, Inc.*	30,274	375,700
Gritstone Oncology, Inc.*	20,423	54,121
Halozyme Therapeutics, Inc.*	75,592	1,986,558
Harpoon Therapeutics, Inc.*	8,169	138,791
Heron Therapeutics, Inc.*	48,465	718,251
Homology Medicines, Inc.*	19,440	208,008
Hookipa Pharma, Inc.*	5,016	47,502
iBio, Inc.(x)*	23,718	48,148
Ideaya Biosciences, Inc.(x)*	11,179	140,408
IGM Biosciences, Inc.(x)*	4,186	308,969
Immunic, Inc.(x)*	2,299	42,692
ImmunoGen, Inc.*	88,901	320,044
Immunovant, Inc.*	19,128	673,114
Inovio Pharmaceuticals, Inc.(x)*	84,914	985,002
Inozyme Pharma, Inc.(x)*	3,172	83,392
Insmed, Inc.*	56,251	1,807,907
Intellia Therapeutics, Inc.(x)*	26,061	518,093
Intercept Pharmaceuticals, Inc.(x)*	14,418	597,770
Invitae Corp.(x)*	64,078	2,777,781
Ironwood Pharmaceuticals, Inc.*	88,133	792,756
iTeos Therapeutics, Inc.*	4,152	102,430
IVERIC bio, Inc.(x)*	47,745	269,282
Jounce Therapeutics, Inc.*	6,825	55,692
Kadmon Holdings, Inc.*	95,215	373,243
KalVista Pharmaceuticals, Inc.*	7,622	95,961
Karuna Therapeutics, Inc.*	8,747	676,318
Karyopharm Therapeutics, Inc.(x)*	39,212	572,495
Keros Therapeutics, Inc.(x)*	3,887	149,922
Kezar Life Sciences, Inc.*	30,057	145,476
Kindred Biosciences, Inc.*	15,351	65,856
Kiniksa Pharmaceuticals Ltd., Class A*	15,123	231,684
Kodiak Sciences, Inc.*	15,539	920,064
Krystal Biotech, Inc.*	7,370	317,278
Kura Oncology, Inc.*	29,429	901,705
La Jolla Pharmaceutical Co.(x)*	6,318	25,462
Lexicon Pharmaceuticals, Inc.(x)*	39,465	56,830
Ligand Pharmaceuticals, Inc.(x)*	8,298	790,965
LogicBio Therapeutics, Inc.(x)*	5,319	48,297
MacroGenics, Inc.*	28,612	720,736
Madrigal Pharmaceuticals, Inc.*	4,625	549,126
Magenta Therapeutics, Inc.*	15,330	104,244
MannKind Corp.(x)*	122,318	229,958
Marker Therapeutics, Inc.(x)*	11,244	16,866
MediciNova, Inc.(x)*	22,844	119,703
MEI Pharma, Inc.*	61,540	192,005
MeiraGTx Holdings plc*	12,227	161,885
Mersana Therapeutics, Inc.*	29,183	543,387
Minerva Neurosciences, Inc.*	12,341	39,244
Mirati Therapeutics, Inc.*	20,722	3,440,888
Mirum Pharmaceuticals, Inc.(x)*	4,854	93,537
Molecular Templates, Inc.*	14,409	157,346
Momenta Pharmaceuticals, Inc.*	64,975	3,409,888
Morphic Holding, Inc.(x)*	9,602	262,519
Mustang Bio, Inc.*	11,499	36,222
Myriad Genetics, Inc.*	37,996	495,468
NantKwest, Inc.(x)*	20,191	140,025
Natera, Inc.*	39,217	2,833,036
Neoleukin Therapeutics, Inc.*	16,419	197,028
Neubase Therapeutics, Inc.*	7,199	54,640
NeuroBo Pharmaceuticals, Inc.(x)*	2,325	13,067
NextCure, Inc.*	8,984	79,059
Nkarta, Inc.(x)*	6,302	189,438
Novavax, Inc.(x)*	33,625	3,643,269
Nurix Therapeutics, Inc.(x)*	4,298	150,043
Nymox Pharmaceutical Corp.*	16,361	40,248
Oncocyte Corp.(x)*	24,550	34,124
OPKO Health, Inc.(x)*	212,543	784,284
Organogenesis Holdings, Inc.*	18,476	70,948
Orgenesis, Inc.(x)*	7,210	36,338
ORIC Pharmaceuticals, Inc.(x)*	5,831	145,833
Ovid therapeutics, Inc.(x)*	28,792	165,266
Oyster Point Pharma, Inc.(x)*	5,265	111,144
Passage Bio, Inc.*	7,556	99,059
PDL BioPharma, Inc.*	68,084	214,465
PhaseBio Pharmaceuticals, Inc.(x)*	6,069	21,302
Pieris Pharmaceuticals, Inc.(x)*	19,925	41,245
Precigen, Inc.(x)*	42,978	150,423
Precision BioSciences, Inc.(x)*	27,651	170,330
Prevail Therapeutics, Inc.*	11,444	116,500
Protagonist Therapeutics, Inc.*	16,603	324,589
Protara Therapeutics, Inc.(x)*	841	14,154
Prothena Corp. plc*	17,035	170,180
PTC Therapeutics, Inc.*	34,220	1,599,785
Puma Biotechnology, Inc.*	17,688	178,472
Radius Health, Inc.*	24,116	273,475
RAPT Therapeutics, Inc.(x)*	6,900	222,180
REGENXBIO, Inc.*	18,965	521,917
Relay Therapeutics, Inc.(x)*	17,619	750,393
Replimune Group, Inc.*	13,248	304,969
Retrophin, Inc.*	25,967	479,351
REVOLUTION Medicines, Inc.*	21,129	735,289
Rhythm Pharmaceuticals, Inc.*	17,115	370,882
Rigel Pharmaceuticals, Inc.*	114,600	275,040
Rocket Pharmaceuticals, Inc.*	17,605	402,450
Rubius Therapeutics, Inc.(x)*	29,041	145,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sangamo Therapeutics, Inc.*	61,511	$581,279
Savara, Inc.(x)*	21,660	23,609
Scholar Rock Holding Corp.*	12,046	213,094
Selecta Biosciences, Inc.(x)*	61,277	151,967
Seres Therapeutics, Inc.*	27,937	790,896
Soleno Therapeutics, Inc.(x)*	22,547	56,593
Solid Biosciences, Inc.(x)*	15,366	31,193
Sorrento Therapeutics, Inc.(x)*	117,273	1,307,594
Spectrum Pharmaceuticals, Inc.*	88,690	361,855
Spero Therapeutics, Inc.*	7,231	80,698
SpringWorks Therapeutics, Inc.*	11,780	561,553
Stoke Therapeutics, Inc.*	9,088	304,357
Sutro Biopharma, Inc.(x)*	13,842	139,112
Syndax Pharmaceuticals, Inc.*	15,473	228,381
Syros Pharmaceuticals, Inc.*	25,544	225,809
TCR2 Therapeutics, Inc.*	12,071	245,283
TG Therapeutics, Inc.*	61,054	1,633,805
Translate Bio, Inc.(x)*	37,403	509,055
Turning Point Therapeutics, Inc.*	18,768	1,639,572
Twist Bioscience Corp.*	17,684	1,343,453
Tyme Technologies, Inc.(x)*	44,358	43,471
Ultragenyx Pharmaceutical, Inc.*	31,638	2,600,327
UNITY Biotechnology, Inc.(x)*	22,422	77,580
UroGen Pharma Ltd.(x)*	10,421	201,021
Vanda Pharmaceuticals, Inc.*	27,067	261,467
Vaxart, Inc.(x)*	20,456	136,032
Vaxcyte, Inc.(x)*	9,985	493,059
VBI Vaccines, Inc.(x)*	105,034	300,397
Veracyte, Inc.*	31,449	1,021,778
Verastem, Inc.(x)*	121,292	146,763
Vericel Corp.*	24,605	455,931
Viela Bio, Inc.*	11,746	329,828
Viking Therapeutics, Inc.(x)*	41,436	241,158
Vir Biotechnology, Inc.*	28,520	979,092
Voyager Therapeutics, Inc.*	14,669	156,518
X4 Pharmaceuticals, Inc.*	6,466	43,775
XBiotech, Inc.(x)*	10,542	201,247
Xencor, Inc.*	29,508	1,144,615
XOMA Corp.(x)*	2,511	47,307
Y-mAbs Therapeutics, Inc.*	15,813	607,061
Zentalis Pharmaceuticals, Inc.(x)*	6,211	203,038
ZIOPHARM Oncology, Inc.(x)*	117,635	296,440

		114,428,765

Health Care Equipment & Supplies (3.4%)
Accelerate Diagnostics, Inc.(x)*	17,707	188,757
Accuray, Inc.*	56,308	135,139
Acutus Medical, Inc.(x)*	3,805	113,389
Alphatec Holdings, Inc.*	36,212	240,448
AngioDynamics, Inc.*	21,485	259,109
Antares Pharma, Inc.*	84,800	228,960
Apyx Medical Corp.*	12,497	58,861
Aspira Women’s Health, Inc.(x)*	46,700	144,069
AtriCure, Inc.*	23,975	956,602
Atrion Corp.	754	472,004
Avanos Medical, Inc.*	26,500	880,330
Axogen, Inc.*	23,140	269,118
Axonics Modulation Technologies, Inc.(x)*	16,831	859,054
Bellerophon Therapeutics, Inc.*	1,685	17,153
Beyond Air, Inc.(x)*	5,036	26,137
BioLife Solutions, Inc.*	9,134	264,338
BioSig Technologies, Inc.(x)*	9,019	44,464
Cantel Medical Corp.	21,011	923,223
Cardiovascular Systems, Inc.*	20,057	789,243
Cerus Corp.*	89,203	558,411
Chembio Diagnostics, Inc.(x)*	7,381	35,872
Co-Diagnostics, Inc.(x)*	16,148	219,451
CONMED Corp.	15,193	1,195,233
CryoLife, Inc.*	20,142	372,023
CryoPort, Inc.(x)*	17,879	847,465
Cutera, Inc.*	6,775	128,522
CytoSorbents Corp.*	25,110	200,252
Electromed, Inc.*	2,866	29,835
FONAR Corp.*	2,652	55,374
GenMark Diagnostics, Inc.*	36,850	523,270
Glaukos Corp.(x)*	22,663	1,122,272
Heska Corp.*	3,468	342,604
Inari Medical, Inc.*	2,974	205,265
Inogen, Inc.*	9,501	275,529
Integer Holdings Corp.*	18,235	1,076,047
IntriCon Corp.*	4,014	48,891
Invacare Corp.	15,235	114,567
iRadimed Corp.*	5,014	107,199
iRhythm Technologies, Inc.*	15,109	3,597,604
Lantheus Holdings, Inc.*	36,597	463,684
LeMaitre Vascular, Inc.	8,083	262,940
LivaNova plc*	27,181	1,228,853
Meridian Bioscience, Inc.*	22,510	382,220
Merit Medical Systems, Inc.*	29,535	1,284,772
Mesa Laboratories, Inc.	2,643	673,331
Milestone Scientific, Inc.(x)*	15,813	21,980
Misonix, Inc.*	4,917	57,676
Natus Medical, Inc.*	17,769	304,383
Nemaura Medical, Inc.(x)*	3,163	11,229
Neogen Corp.*	29,244	2,288,343
Nevro Corp.*	18,616	2,593,209
NuVasive, Inc.*	28,159	1,367,683
OraSure Technologies, Inc.*	38,053	463,105
Orthofix Medical, Inc.*	9,717	302,587
OrthoPediatrics Corp.*	7,119	326,904
PAVmed, Inc.(x)*	13,995	24,911
Pulse Biosciences, Inc.(x)*	11,753	138,568
Quotient Ltd.*	32,993	169,584
Repro-Med Systems, Inc.*	14,325	103,427
Retractable Technologies, Inc.(x)*	5,732	38,175
Rockwell Medical, Inc.(x)*	27,371	29,287
SeaSpine Holdings Corp.*	16,680	238,524
Shockwave Medical, Inc.*	15,620	1,183,996
SI-BONE, Inc.*	16,064	381,038
Sientra, Inc.(x)*	36,857	125,314
Silk Road Medical, Inc.*	15,733	1,057,415
Soliton, Inc.(x)*	2,651	20,254
STAAR Surgical Co.*	25,357	1,434,192
Stereotaxis, Inc.*	16,374	58,619
Surgalign Holdings, Inc.*	23,262	42,104
Surmodics, Inc.*	6,686	260,152
Tactile Systems Technology, Inc.*	9,574	350,313
Tela Bio, Inc.(x)*	2,328	38,505
TransMedics Group, Inc.*	13,552	186,747
Utah Medical Products, Inc.	1,889	150,874
Vapotherm, Inc.*	11,210	325,090
Varex Imaging Corp.*	19,607	249,401
Venus Concept, Inc.(x)*	8,574	19,892
ViewRay, Inc.(x)*	72,200	252,700
VolitionRX Ltd.(x)*	9,468	30,392
Wright Medical Group NV*	71,397	2,180,464
Zynex, Inc.(x)*	7,258	126,652

		39,175,573

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	43,154	1,223,847
AdaptHealth Corp.*	11,124	242,614
Addus HomeCare Corp.*	7,658	723,758
American Renal Associates Holdings, Inc.*	10,692	73,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
AMN Healthcare Services, Inc.*	25,193	$1,472,783
Apollo Medical Holdings, Inc.*	11,617	208,409
Avalon GloboCare Corp.(x)*	7,542	9,427
BioTelemetry, Inc.*	18,703	852,483
Brookdale Senior Living, Inc.*	99,613	253,017
Community Health Systems, Inc.*	51,441	217,081
CorVel Corp.*	4,386	374,696
Covetrus, Inc.*	54,586	1,331,898
Cross Country Healthcare, Inc.*	21,059	136,673
Ensign Group, Inc. (The)	27,595	1,574,571
Enzo Biochem, Inc.*	18,226	38,457
Exagen, Inc.(x)*	1,413	15,317
Five Star Senior Living, Inc.*	8,444	42,811
Fulgent Genetics, Inc.(x)*	3,647	146,026
Hanger, Inc.*	19,462	307,889
HealthEquity, Inc.*	41,624	2,138,225
InfuSystem Holdings, Inc.*	5,724	73,382
Joint Corp. (The)*	4,979	86,585
LHC Group, Inc.*	16,897	3,591,626
Magellan Health, Inc.*	12,862	974,682
MEDNAX, Inc.*	42,888	698,217
National HealthCare Corp.	6,820	424,954
National Research Corp.	7,620	374,980
Ontrak, Inc.(x)*	5,035	302,100
Option Care Health, Inc.*	22,878	305,879
Owens & Minor, Inc.	33,075	830,513
Patterson Cos., Inc.	47,178	1,137,226
Pennant Group, Inc. (The)*	13,781	531,395
PetIQ, Inc.(x)*	11,538	379,831
Progyny, Inc.(x)*	14,737	433,710
Providence Service Corp. (The)*	6,569	610,326
R1 RCM, Inc.*	57,740	990,241
RadNet, Inc.*	26,215	402,400
Select Medical Holdings Corp.*	60,108	1,251,448
Sharps Compliance Corp.(x)*	5,555	34,830
Surgery Partners, Inc.*	9,882	216,416
Tenet Healthcare Corp.*	57,400	1,406,874
Tivity Health, Inc.*	29,383	411,950
Triple-S Management Corp., Class B*	12,921	230,898
US Physical Therapy, Inc.	6,852	595,302
Viemed Healthcare, Inc.*	20,016	172,938

		27,852,460

Health Care Technology (1.0%)
Accolade, Inc.(x)*	4,512	175,381
Allscripts Healthcare Solutions, Inc.*	86,625	705,127
Computer Programs and Systems, Inc.	7,325	202,243
Evolent Health, Inc., Class A*	44,572	553,139
Health Catalyst, Inc.*	18,438	674,831
HealthStream, Inc.*	13,157	264,061
HMS Holdings Corp.*	49,104	1,176,041
iCAD, Inc.(x)*	11,074	97,562
Inovalon Holdings, Inc., Class A*	39,312	1,039,802
Inspire Medical Systems, Inc.*	14,527	1,874,709
NantHealth, Inc.(x)*	21,448	50,188
NextGen Healthcare, Inc.*	31,300	398,762
Omnicell, Inc.*	23,094	1,724,198
OptimizeRx Corp.(x)*	5,772	120,346
Phreesia, Inc.*	15,789	507,301
Schrodinger, Inc.*	16,060	763,011
Simulations Plus, Inc.	8,396	632,723
Tabula Rasa HealthCare, Inc.(x)*	10,958	446,758
Vocera Communications, Inc.*	17,496	508,784

		11,914,967

Life Sciences Tools & Services (0.7%)
Champions Oncology, Inc.*	3,011	27,852
ChromaDex Corp.*	17,041	68,335
Codexis, Inc.*	27,161	318,870
Fluidigm Corp.*	43,298	321,704
Harvard Bioscience, Inc.*	15,581	46,899
Luminex Corp.	22,784	598,080
Medpace Holdings, Inc.*	14,961	1,671,892
NanoString Technologies, Inc.*	20,932	935,660
NeoGenomics, Inc.*	57,580	2,124,126
Pacific Biosciences of California, Inc.*	91,462	902,730
Personalis, Inc.*	14,346	310,878
Quanterix Corp.*	11,564	390,169

		7,717,195

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.(x)*	32,776	46,542
Aerie Pharmaceuticals, Inc.*	19,137	225,243
Agile Therapeutics, Inc.(x)*	47,198	143,482
AMAG Pharmaceuticals, Inc.(x)*	18,631	175,131
Amneal Pharmaceuticals, Inc.*	59,638	231,395
Amphastar Pharmaceuticals, Inc.*	18,509	347,044
ANI Pharmaceuticals, Inc.*	7,099	200,263
Aquestive Therapeutics, Inc.(x)*	7,977	38,728
Arvinas, Inc.*	16,219	382,931
Avenue Therapeutics, Inc.*	2,654	28,743
Axsome Therapeutics, Inc.*	15,032	1,071,030
Aytu BioScience, Inc.(x)*	6,257	7,446
BioDelivery Sciences International, Inc.*	51,017	190,293
Cara Therapeutics, Inc.*	21,700	276,133
Cassava Sciences, Inc.(x)*	9,664	111,233
Cerecor, Inc.(x)*	13,794	31,381
Chiasma, Inc.*	19,383	83,347
Collegium Pharmaceutical, Inc.*	19,293	401,680
Corcept Therapeutics, Inc.*	52,322	910,664
CorMedix, Inc.(x)*	12,712	76,653
Cymabay Therapeutics, Inc.*	41,018	296,970
Durect Corp.*	94,712	161,958
Eloxx Pharmaceuticals, Inc.(x)*	13,545	35,623
Endo International plc*	126,265	416,675
Eton Pharmaceuticals, Inc.(x)*	5,312	41,965
Evofem Biosciences, Inc.(x)*	29,556	69,752
Evolus, Inc.(x)*	7,609	29,751
Fulcrum Therapeutics, Inc.(x)*	9,817	77,849
Harrow Health, Inc.(x)*	8,217	45,933
IMARA, Inc.(x)*	3,462	70,417
Innoviva, Inc.*	33,618	351,308
Intersect ENT, Inc.*	17,437	284,397
Intra-Cellular Therapies, Inc.*	34,611	888,118
Kala Pharmaceuticals, Inc.(x)*	23,831	178,733
Kaleido Biosciences, Inc.(x)*	5,684	62,922
Lannett Co., Inc.*	25,177	153,831
Liquidia Technologies, Inc.(x)*	13,433	66,090
Lyra Therapeutics, Inc.(x)*	2,001	22,371
Mallinckrodt plc(x)*	64,589	62,864
Marinus Pharmaceuticals, Inc.(x)*	13,807	177,414
MyoKardia, Inc.*	28,115	3,832,918
NGM Biopharmaceuticals, Inc.*	13,652	217,203
Ocular Therapeutix, Inc.(x)*	29,798	226,763
Odonate Therapeutics, Inc.*	7,986	107,252
Omeros Corp.(x)*	30,960	312,851
Optinose, Inc.(x)*	18,641	72,700
Osmotica Pharmaceuticals plc*	16,077	86,977
Pacira BioSciences, Inc.*	23,242	1,397,309
Paratek Pharmaceuticals, Inc.(x)*	16,386	88,648
Phathom Pharmaceuticals, Inc.*	6,203	227,464
Phibro Animal Health Corp., Class A	10,457	181,952
Pliant Therapeutics, Inc.(x)*	3,970	89,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Prestige Consumer Healthcare, Inc.*	28,060	$1,021,945
Provention Bio, Inc.(x)*	25,573	328,102
Recro Pharma, Inc.*	8,182	17,182
Relmada Therapeutics, Inc.(x)*	7,895	297,010
Revance Therapeutics, Inc.*	33,173	833,969
Satsuma Pharmaceuticals, Inc.*	5,772	22,453
SIGA Technologies, Inc.*	31,047	213,293
Strongbridge Biopharma plc*	14,991	31,481
Supernus Pharmaceuticals, Inc.*	27,448	572,016
TherapeuticsMD, Inc.(x)*	98,993	156,409
Theravance Biopharma, Inc.(x)*	26,209	387,500
Tricida, Inc.*	15,614	141,463
Verrica Pharmaceuticals, Inc.(x)*	9,798	75,837
VYNE Therapeutics, Inc.(x)*	107,340	178,184
WaVe Life Sciences Ltd.(x)*	14,227	120,787
Xeris Pharmaceuticals, Inc.(x)*	17,801	105,560
Zogenix, Inc.*	31,064	556,978

		20,376,430

Total Health Care		221,465,390

Industrials (13.8%)
Aerospace & Defense (0.8%)
AAR Corp.	17,550	329,940
Aerojet Rocketdyne Holdings, Inc.*	40,912	1,631,980
AeroVironment, Inc.*	11,746	704,878
Astronics Corp.*	15,574	120,231
Cubic Corp.	17,475	1,016,521
Ducommun, Inc.*	6,006	197,718
Kaman Corp.	14,695	572,664
Kratos Defense & Security Solutions, Inc.*	66,485	1,281,831
Maxar Technologies, Inc.(x)	33,964	847,062
Moog, Inc., Class A	16,826	1,068,956
National Presto Industries, Inc.	2,583	211,444
PAE, Inc.*	30,048	255,408
Park Aerospace Corp.	7,899	86,257
Parsons Corp.*	11,371	381,383
Triumph Group, Inc.	19,963	129,959
Vectrus, Inc.*	4,499	170,962

		9,007,194

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	32,164	806,030
Atlas Air Worldwide Holdings, Inc.*	13,562	825,926
Echo Global Logistics, Inc.*	12,933	333,283
Forward Air Corp.	16,232	931,392
Hub Group, Inc., Class A*	17,832	895,077
Radiant Logistics, Inc.*	29,189	150,032

		3,941,740

Airlines (0.3%)
Allegiant Travel Co.	6,975	835,605
Hawaiian Holdings, Inc.	24,906	321,038
Mesa Air Group, Inc.*	29,448	86,872
SkyWest, Inc.	26,663	796,157
Spirit Airlines, Inc.(x)*	48,780	785,358

		2,825,030

Building Products (1.6%)
AAON, Inc.	22,434	1,351,649
Advanced Drainage Systems, Inc.	29,791	1,860,150
Alpha Pro Tech Ltd.(x)*	10,180	150,461
American Woodmark Corp.*	9,090	713,929
Apogee Enterprises, Inc.	14,009	299,372
Builders FirstSource, Inc.*	64,255	2,095,998
Caesarstone Ltd.(x)	13,856	135,789
Cornerstone Building Brands, Inc.*	27,334	218,125
CSW Industrials, Inc.	7,445	575,126
Gibraltar Industries, Inc.*	18,151	1,182,356
Griffon Corp.	23,581	460,773
Insteel Industries, Inc.	10,032	187,598
JELD-WEN Holding, Inc.*	37,384	844,879
Masonite International Corp.*	13,828	1,360,675
Patrick Industries, Inc.	12,462	716,814
PGT Innovations, Inc.*	34,112	597,642
Quanex Building Products Corp.	16,430	302,969
Resideo Technologies, Inc.*	68,842	757,262
Simpson Manufacturing Co., Inc.	24,565	2,386,735
UFP Industries, Inc.	33,363	1,885,343

		18,083,645

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	37,080	1,359,353
ACCO Brands Corp.	47,594	276,045
Advanced Disposal Services, Inc.*	41,714	1,261,014
Brady Corp., Class A	26,496	1,060,370
BrightView Holdings, Inc.*	21,963	250,378
Brink’s Co. (The)	27,829	1,143,494
Casella Waste Systems, Inc., Class A*	25,221	1,408,593
CECO Environmental Corp.*	21,024	153,265
Cimpress plc*	9,949	747,767
CompX International, Inc.	1,101	16,460
Covanta Holding Corp.	63,880	495,070
Deluxe Corp.	23,040	592,819
Ennis, Inc.	13,941	243,131
Harsco Corp.*	41,012	570,477
Healthcare Services Group, Inc.	40,871	879,953
Heritage-Crystal Clean, Inc.*	8,755	116,879
Herman Miller, Inc.	33,043	996,577
HNI Corp.	22,464	704,920
Interface, Inc.	32,589	199,445
KAR Auction Services, Inc.	71,781	1,033,646
Kimball International, Inc., Class B	20,248	213,414
Knoll, Inc.	28,443	343,023
Matthews International Corp., Class A	16,428	367,330
McGrath RentCorp	12,846	765,493
Montrose Environmental Group, Inc.*	4,216	100,425
NL Industries, Inc.	6,956	29,563
PICO Holdings, Inc.*	11,099	99,447
Pitney Bowes, Inc.	93,891	498,561
Quad/Graphics, Inc.	26,731	80,995
SP Plus Corp.*	8,952	160,688
Steelcase, Inc., Class A	44,643	451,341
Team, Inc.*	20,831	114,571
Tetra Tech, Inc.	29,599	2,826,705
UniFirst Corp.	8,255	1,563,249
US Ecology, Inc.	17,257	563,786
Viad Corp.	7,895	164,453
VSE Corp.	5,835	178,784

		22,031,484

Construction & Engineering (1.2%)
Aegion Corp.*	17,168	242,584
Ameresco, Inc., Class A*	13,496	450,766
API Group Corp.(m)*	77,935	1,109,015
Arcosa, Inc.	27,194	1,198,983
Argan, Inc.	7,864	329,580
Comfort Systems USA, Inc.	19,443	1,001,509
Concrete Pumping Holdings, Inc.*	16,600	59,262
Construction Partners, Inc., Class A*	13,233	240,841
Dycom Industries, Inc.*	16,015	845,912
EMCOR Group, Inc.	30,242	2,047,686
Fluor Corp.	78,289	689,726
Granite Construction, Inc.	24,739	435,654
Great Lakes Dredge & Dock Corp.*	31,705	301,515
HC2 Holdings, Inc.(x)*	14,993	36,283

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
IES Holdings, Inc.*	5,009	$159,136
MasTec, Inc.*	31,071	1,311,196
MYR Group, Inc.*	9,306	345,997
Northwest Pipe Co.*	6,329	167,465
NV5 Global, Inc.*	4,306	227,228
Primoris Services Corp.	25,499	460,002
Sterling Construction Co., Inc.*	16,548	234,320
Tutor Perini Corp.*	23,065	256,713
WillScot Mobile Mini Holdings Corp.*	89,101	1,486,205

		13,637,578

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	4,446	183,531
American Superconductor Corp.(x)*	17,261	249,939
Atkore International Group, Inc.*	24,805	563,818
AZZ, Inc.	14,491	494,433
Bloom Energy Corp., Class A(x)*	48,666	874,528
Encore Wire Corp.	10,786	500,686
EnerSys	23,830	1,599,470
FuelCell Energy, Inc.(x)*	81,753	174,951
LSI Industries, Inc.	10,837	73,150
Orion Energy Systems, Inc.*	10,239	77,509
Plug Power, Inc.*	190,882	2,559,728
Powell Industries, Inc.	5,736	138,410
Preformed Line Products Co.	2,359	114,930
Sunrun, Inc.*	65,615	5,056,948
Thermon Group Holdings, Inc.*	18,713	210,147
TPI Composites, Inc.*	16,206	469,326
Ultralife Corp.*	3,035	17,906
Vicor Corp.*	10,526	818,186
Vivint Solar, Inc.*	29,163	1,235,053

		15,412,649

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	19,460	418,779

Machinery (3.3%)
Alamo Group, Inc.	5,134	554,626
Albany International Corp., Class A	17,168	849,988
Altra Industrial Motion Corp.	35,983	1,330,292
Astec Industries, Inc.	11,535	625,774
Barnes Group, Inc.	26,314	940,462
Blue Bird Corp.*	11,498	139,816
Chart Industries, Inc.*	20,104	1,412,708
CIRCOR International, Inc.*	9,890	270,492
Columbus McKinnon Corp.	12,721	421,065
Douglas Dynamics, Inc.	11,785	403,047
Eastern Co. (The)	2,992	58,404
Energy Recovery, Inc.*	19,963	163,697
Enerpac Tool Group Corp.*	28,916	543,910
EnPro Industries, Inc.	11,040	622,766
ESCO Technologies, Inc.	14,042	1,131,224
Evoqua Water Technologies Corp.*	49,201	1,044,045
ExOne Co. (The)(x)*	4,380	53,524
Federal Signal Corp.	32,027	936,790
Franklin Electric Co., Inc.	25,262	1,486,163
Gencor Industries, Inc.*	5,174	57,069
Gorman-Rupp Co. (The)	8,447	248,849
Graham Corp.	7,306	93,298
Greenbrier Cos., Inc. (The)	16,946	498,212
Helios Technologies, Inc.	16,726	608,826
Hillenbrand, Inc.	41,243	1,169,652
Hurco Cos., Inc.	4,624	131,322
Hyster-Yale Materials Handling, Inc.	6,135	227,915
John Bean Technologies Corp.	17,370	1,596,129
Kadant, Inc.	6,005	658,268
Kennametal, Inc.	46,164	1,335,986
L B Foster Co., Class A*	6,089	81,714
Lindsay Corp.	5,730	553,976
Luxfer Holdings plc	12,789	160,502
Lydall, Inc.*	11,069	183,081
Manitowoc Co., Inc. (The)*	19,042	160,143
Mayville Engineering Co., Inc.*	3,594	33,029
Meritor, Inc.*	38,503	806,253
Miller Industries, Inc.	4,572	139,766
Mueller Industries, Inc.	29,992	811,584
Mueller Water Products, Inc., Class A	82,284	854,931
Navistar International Corp.*	27,385	1,192,343
NN, Inc.*	17,681	91,234
Omega Flex, Inc.	1,626	254,827
Park-Ohio Holdings Corp.	6,215	99,875
Proto Labs, Inc.*	14,638	1,895,621
RBC Bearings, Inc.*	13,370	1,620,578
REV Group, Inc.	20,973	165,477
Rexnord Corp.	66,805	1,993,461
Shyft Group, Inc. (The)	19,042	359,513
SPX Corp.*	24,635	1,142,571
SPX FLOW, Inc.*	23,648	1,012,607
Standex International Corp.	6,160	364,672
Tennant Co.	10,037	605,833
Terex Corp.	37,463	725,284
TriMas Corp.*	24,213	552,056
Wabash National Corp.	29,792	356,312
Watts Water Technologies, Inc., Class A	15,354	1,537,703
Welbilt, Inc.*	69,034	425,249

		37,794,514

Marine (0.1%)
Costamare, Inc.	34,060	206,744
Eagle Bulk Shipping, Inc.(x)*	5,804	95,012
Genco Shipping & Trading Ltd.(x)	14,376	99,194
Matson, Inc.	22,529	903,188
Safe Bulkers, Inc.*	46,171	47,556
Scorpio Bulkers, Inc.	3,409	48,271

		1,399,965

Professional Services (1.1%)
Acacia Research Corp.*	23,657	82,090
Akerna Corp.(x)*	4,384	15,958
ASGN, Inc.*	28,409	1,805,676
Barrett Business Services, Inc.	4,636	243,112
BG Staffing, Inc.	6,912	58,544
CBIZ, Inc.*	28,575	653,510
CRA International, Inc.	4,484	168,015
Exponent, Inc.	28,162	2,028,509
Forrester Research, Inc.*	6,036	197,920
Franklin Covey Co.*	8,083	143,392
GP Strategies Corp.*	8,006	77,178
Heidrick & Struggles International, Inc.	10,095	198,367
Huron Consulting Group, Inc.*	12,146	477,702
ICF International, Inc.	9,533	586,565
Insperity, Inc.	20,073	1,314,581
Kelly Services, Inc., Class A	17,308	294,928
Kforce, Inc.	10,422	335,276
Korn Ferry	31,154	903,466
Mastech Digital, Inc.(x)*	2,880	51,869
Mistras Group, Inc.*	10,129	39,604
Red Violet, Inc.(x)*	2,584	47,701
Resources Connection, Inc.	17,225	198,949
TriNet Group, Inc.*	23,174	1,374,682
TrueBlue, Inc.*	20,906	323,834
Upwork, Inc.*	51,495	898,073
Willdan Group, Inc.*	6,533	166,657

		12,686,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Road & Rail (0.6%)
ArcBest Corp.	13,731	$426,485
Avis Budget Group, Inc.*	30,067	791,363
Covenant Logistics Group, Inc., Class A*	9,720	170,003
Daseke, Inc.(x)*	32,349	173,714
Heartland Express, Inc.	27,401	509,659
Hertz Global Holdings, Inc.(x)*	122,056	135,482
Marten Transport Ltd.	30,819	502,966
PAM Transportation Services, Inc.*	1,771	66,590
Saia, Inc.*	14,624	1,844,671
Universal Logistics Holdings, Inc.	6,113	127,517
US Xpress Enterprises, Inc., Class A*	15,822	130,690
Werner Enterprises, Inc.	33,295	1,398,057

		6,277,197

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.(x)*	6,299	49,321
Applied Industrial Technologies, Inc.	21,360	1,176,936
Beacon Roofing Supply, Inc.*	30,752	955,465
BMC Stock Holdings, Inc.*	37,363	1,600,257
CAI International, Inc.	9,566	263,352
DXP Enterprises, Inc.*	7,738	124,814
EVI Industries, Inc.(x)*	4,588	122,087
Foundation Building Materials, Inc.*	8,186	128,684
GATX Corp.	19,916	1,269,645
General Finance Corp.*	7,740	48,994
GMS, Inc.*	22,957	553,264
H&E Equipment Services, Inc.	16,861	331,487
Herc Holdings, Inc.*	12,627	500,155
Lawson Products, Inc.*	3,520	144,426
MRC Global, Inc.*	41,481	177,539
Nesco Holdings, Inc.(x)*	6,054	25,124
NOW, Inc.*	56,950	258,553
Rush Enterprises, Inc., Class A	14,596	737,682
Rush Enterprises, Inc., Class B	3,463	153,411
SiteOne Landscape Supply, Inc.*	24,057	2,933,751
Systemax, Inc.	7,576	181,369
Textainer Group Holdings Ltd.*	27,716	392,459
Titan Machinery, Inc.*	12,580	166,433
Transcat, Inc.*	4,689	137,388
Triton International Ltd.	27,716	1,127,210
Veritiv Corp.*	8,482	107,382
WESCO International, Inc.*	28,421	1,251,092
Willis Lease Finance Corp.*	1,948	35,941

		14,954,221

Total Industrials		158,470,154

Information Technology (12.2%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	21,084	1,421,062
ADTRAN, Inc.	21,765	223,200
Applied Optoelectronics, Inc.(x)*	14,748	165,915
CalAmp Corp.*	23,972	172,359
Calix, Inc.*	28,889	513,646
Cambium Networks Corp.*	2,510	42,344
Casa Systems, Inc.*	20,051	80,806
Clearfield, Inc.*	5,938	119,770
Comtech Telecommunications Corp.	10,543	147,602
DASAN Zhone Solutions, Inc.*	10,755	100,774
Digi International, Inc.*	16,402	256,363
Extreme Networks, Inc.*	63,155	253,883
Genasys, Inc.(x)*	13,935	85,700
Harmonic, Inc.*	52,434	292,582
Infinera Corp.*	97,025	597,674
Inseego Corp.(x)*	33,033	340,901
InterDigital, Inc.	16,835	960,605
KVH Industries, Inc.*	8,533	76,882
NETGEAR, Inc.*	16,076	495,462
NetScout Systems, Inc.*	38,011	829,780
PCTEL, Inc.*	7,685	43,497
Plantronics, Inc.	13,300	157,472
Resonant, Inc.(x)*	21,393	50,915
Ribbon Communications, Inc.*	41,366	160,086
Viavi Solutions, Inc.*	131,946	1,547,727

		9,137,007

Electronic Equipment, Instruments & Components (2.0%)
Akoustis Technologies, Inc.(x)*	19,611	160,026
Arlo Technologies, Inc.*	31,503	165,706
Badger Meter, Inc.	16,040	1,048,535
Bel Fuse, Inc., Class B	7,418	79,224
Belden, Inc.	23,620	735,054
Benchmark Electronics, Inc.	21,803	439,330
CTS Corp.	16,654	366,888
Daktronics, Inc.	22,532	89,227
ePlus, Inc.*	7,334	536,849
Fabrinet*	19,843	1,250,704
FARO Technologies, Inc.*	9,843	600,226
Fitbit, Inc., Class A*	129,821	903,554
II-VI, Inc.*	55,742	2,260,896
Insight Enterprises, Inc.*	19,339	1,094,201
Intellicheck, Inc.*	6,767	45,136
Iteris, Inc.*	26,196	107,404
Itron, Inc.*	22,264	1,352,315
Kimball Electronics, Inc.*	13,032	150,650
Knowles Corp.*	46,501	692,865
Luna Innovations, Inc.(x)*	11,903	71,180
Methode Electronics, Inc.	19,149	545,746
MTS Systems Corp.	7,555	144,376
Napco Security Technologies, Inc.*	5,977	140,459
nLight, Inc.*	20,648	484,815
Novanta, Inc.*	19,063	2,008,096
OSI Systems, Inc.*	9,516	738,537
PAR Technology Corp.(x)*	9,297	376,621
PC Connection, Inc.	6,146	252,355
Plexus Corp.*	16,071	1,135,095
Powerfleet, Inc.*	11,500	64,745
Research Frontiers, Inc.(x)*	11,082	29,921
Rogers Corp.*	10,175	997,761
Sanmina Corp.*	37,742	1,020,921
ScanSource, Inc.*	13,095	259,674
TTM Technologies, Inc.*	54,043	616,631
Vishay Intertechnology, Inc.	71,621	1,115,139
Vishay Precision Group, Inc.*	6,329	160,250
Wrap Technologies, Inc.(x)*	4,173	28,251

		22,269,363

IT Services (1.9%)
Brightcove, Inc.*	23,171	237,271
Cardtronics plc, Class A*	20,112	398,218
Cass Information Systems, Inc.	8,214	330,531
Conduent, Inc.*	88,727	282,152
CSG Systems International, Inc.	18,256	747,583
Endurance International Group Holdings, Inc.*	29,170	167,436
Evertec, Inc.	33,446	1,160,911
Evo Payments, Inc., Class A*	22,763	565,661
ExlService Holdings, Inc.*	18,180	1,199,335
GreenSky, Inc., Class A*	37,492	166,464
Grid Dynamics Holdings, Inc.(x)*	12,567	97,143
GTT Communications, Inc.(x)*	12,271	63,318
Hackett Group, Inc. (The)	16,456	183,978
I3 Verticals, Inc., Class A*	8,810	222,453
Information Services Group, Inc.*	15,057	31,770
International Money Express, Inc.*	14,224	204,328
KBR, Inc.	80,102	1,791,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Limelight Networks, Inc.*	62,429	$359,591
LiveRamp Holdings, Inc.*	35,373	1,831,260
ManTech International Corp., Class A	15,051	1,036,713
MAXIMUS, Inc.	34,501	2,360,213
MoneyGram International, Inc.(x)*	27,202	76,846
NIC, Inc.	36,119	711,544
Paysign, Inc.(x)*	16,648	94,561
Perficient, Inc.*	17,401	743,719
Perspecta, Inc.	77,812	1,513,443
PFSweb, Inc.*	6,012	40,220
Priority Technology Holdings, Inc.(x)*	2,281	7,197
Rackspace Technology, Inc.(x)*	18,490	356,672
Repay Holdings Corp.*	32,635	766,923
ServiceSource International, Inc.*	35,769	52,580
StarTek, Inc.*	8,455	44,389
Sykes Enterprises, Inc.*	22,181	758,812
TTEC Holdings, Inc.	11,148	608,123
Tucows, Inc., Class A(x)*	5,097	351,183
Unisys Corp.*	34,423	367,293
Verra Mobility Corp.*	74,318	717,912
Virtusa Corp.*	15,637	768,715

		21,417,542

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	21,246	1,337,223
Alpha & Omega Semiconductor Ltd.*	14,997	192,261
Ambarella, Inc.*	18,322	956,042
Amkor Technology, Inc.*	52,490	587,888
Atomera, Inc.(x)*	6,171	64,487
Axcelis Technologies, Inc.*	17,027	374,594
AXT, Inc.*	27,474	168,141
Brooks Automation, Inc.	40,542	1,875,473
Cabot Microelectronics Corp.	16,175	2,309,952
CEVA, Inc.*	11,247	442,794
Cohu, Inc.	20,920	359,406
CyberOptics Corp.*	2,660	84,694
Diodes, Inc.*	23,322	1,316,527
DSP Group, Inc.*	14,221	187,433
FormFactor, Inc.*	42,664	1,063,613
GSI Technology, Inc.*	6,810	38,408
Ichor Holdings Ltd.*	11,345	244,712
Impinj, Inc.(x)*	7,893	207,981
Lattice Semiconductor Corp.*	73,728	2,135,163
MACOM Technology Solutions Holdings, Inc.*	27,293	928,235
Maxeon Solar Technologies Ltd.(x)*	3,877	65,754
MaxLinear, Inc.*	35,983	836,245
NeoPhotonics Corp.*	18,723	114,023
NVE Corp.	2,616	128,393
Onto Innovation, Inc.*	25,717	765,852
PDF Solutions, Inc.*	15,093	282,390
Photronics, Inc.*	32,386	322,565
Pixelworks, Inc.*	15,852	32,497
Power Integrations, Inc.	32,786	1,816,344
Rambus, Inc.*	63,106	863,921
Semtech Corp.*	36,190	1,916,622
Silicon Laboratories, Inc.*	24,609	2,407,991
SiTime Corp.*	5,156	433,259
SMART Global Holdings, Inc.*	7,582	207,292
SunPower Corp.(x)*	40,010	500,525
Synaptics, Inc.*	18,725	1,505,864
Ultra Clean Holdings, Inc.*	22,502	482,893
Veeco Instruments, Inc.*	25,028	292,077

		27,849,534

Software (5.0%)
8x8, Inc.*	58,214	905,228
A10 Networks, Inc.*	37,040	235,945
ACI Worldwide, Inc.*	64,073	1,674,227
Agilysys, Inc.*	7,080	171,053
Alarm.com Holdings, Inc.*	26,056	1,439,594
Altair Engineering, Inc., Class A(x)*	23,319	978,932
American Software, Inc., Class A	16,139	226,592
Appfolio, Inc., Class A*	8,985	1,274,163
Appian Corp.(x)*	19,192	1,242,682
Asure Software, Inc.(x)*	4,558	34,413
Avaya Holdings Corp.*	48,871	742,839
Benefitfocus, Inc.*	18,551	207,771
Blackbaud, Inc.	26,733	1,492,503
Blackline, Inc.*	27,917	2,502,201
Bottomline Technologies DE, Inc.*	23,500	990,760
Box, Inc., Class A*	76,857	1,334,238
Cerence, Inc.*	20,468	1,000,271
ChannelAdvisor Corp.*	15,291	221,261
Cloudera, Inc.(x)*	119,904	1,305,755
CommVault Systems, Inc.*	22,786	929,669
Cornerstone OnDemand, Inc.*	33,323	1,211,624
Digimarc Corp.(x)*	9,063	202,377
Digital Turbine, Inc.*	44,304	1,450,513
Domo, Inc., Class B*	12,761	489,129
Ebix, Inc.	14,838	305,663
eGain Corp.*	12,307	174,390
Envestnet, Inc.*	29,564	2,281,158
GTY Technology Holdings, Inc.(x)*	24,713	65,489
Intelligent Systems Corp.(x)*	4,932	192,249
j2 Global, Inc.*	25,011	1,731,261
LivePerson, Inc.*	34,458	1,791,471
MicroStrategy, Inc., Class A*	4,194	631,449
Mimecast Ltd.*	31,530	1,479,388
Mitek Systems, Inc.*	16,120	205,369
MobileIron, Inc.*	52,646	369,048
Model N, Inc.*	18,299	645,589
OneSpan, Inc.*	18,173	380,906
Park City Group, Inc.(x)*	4,981	24,556
Ping Identity Holding Corp.*	20,096	627,196
Progress Software Corp.	24,349	893,121
PROS Holdings, Inc.*	21,810	696,611
Q2 Holdings, Inc.*	27,605	2,519,232
QAD, Inc., Class A	5,284	222,985
Qualys, Inc.*	18,598	1,822,790
Rapid7, Inc.*	27,409	1,678,527
Rimini Street, Inc.*	10,786	34,731
Rosetta Stone, Inc.*	12,474	373,971
SailPoint Technologies Holding, Inc.*	48,711	1,927,494
Sapiens International Corp. NV	14,295	437,141
SeaChange International, Inc.*	10,670	9,287
SecureWorks Corp., Class A*	8,384	95,494
ShotSpotter, Inc.(x)*	3,078	95,541
Smith Micro Software, Inc.(x)*	13,632	50,847
Sprout Social, Inc., Class A*	14,236	548,086
SPS Commerce, Inc.*	19,657	1,530,691
SVMK, Inc.*	66,970	1,480,707
Synchronoss Technologies, Inc.*	22,839	68,745
Telenav, Inc.*	24,326	87,574
Tenable Holdings, Inc.*	37,253	1,406,301
Upland Software, Inc.*	13,271	500,317
Varonis Systems, Inc.*	17,403	2,008,654
Verint Systems, Inc.*	36,139	1,741,177
Veritone, Inc.(x)*	8,698	79,674
VirnetX Holding Corp.(x)	25,698	135,428
Workiva, Inc.*	21,513	1,199,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Xperi Holding Corp.	59,999	$689,389
Yext, Inc.*	55,619	844,296
Zix Corp.*	37,913	221,412
Zuora, Inc., Class A*	55,739	576,341

		57,145,051

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	59,553	292,405
Avid Technology, Inc.*	11,796	100,974
Diebold Nixdorf, Inc.*	31,783	242,822
Eastman Kodak Co.(x)*	6,083	53,652
Immersion Corp.*	17,576	123,911
Intevac, Inc.*	9,535	52,538
Quantum Corp.*	11,087	51,000
Super Micro Computer, Inc.*	24,887	657,017

		1,574,319

Total Information Technology		139,392,816

Materials (3.6%)
Chemicals (1.5%)
Advanced Emissions Solutions, Inc.(x)	6,793	27,580
AdvanSix, Inc.*	16,602	213,834
AgroFresh Solutions, Inc.(x)*	12,489	30,348
American Vanguard Corp.	16,908	222,171
Amyris, Inc.(x)*	41,315	120,640
Avient Corp.	51,039	1,350,492
Balchem Corp.	17,989	1,756,266
Chase Corp.	3,793	361,852
Ferro Corp.*	42,545	527,558
FutureFuel Corp.	16,448	187,014
GCP Applied Technologies, Inc.*	28,405	595,085
Hawkins, Inc.	5,215	240,411
HB Fuller Co.	27,856	1,275,248
Ingevity Corp.*	22,407	1,107,802
Innospec, Inc.	13,357	845,765
Intrepid Potash, Inc.*	3,971	33,515
Koppers Holdings, Inc.*	12,954	270,868
Kraton Corp.*	16,382	291,927
Kronos Worldwide, Inc.	16,611	213,617
Livent Corp.(x)*	77,913	698,880
Marrone Bio Innovations, Inc.*	23,035	28,103
Minerals Technologies, Inc.	18,774	959,351
Orion Engineered Carbons SA	31,884	398,869
PQ Group Holdings, Inc.*	19,698	202,101
Quaker Chemical Corp.	7,203	1,294,451
Rayonier Advanced Materials, Inc.*	51,148	163,674
Sensient Technologies Corp.	23,217	1,340,550
Stepan Co.	11,955	1,303,095
Trecora Resources*	10,822	66,447
Tredegar Corp.	13,831	205,667
Trinseo SA	20,479	525,082
Tronox Holdings plc, Class A	45,722	359,832

		17,218,095

Construction Materials (0.1%)
Forterra, Inc.*	9,851	116,439
Summit Materials, Inc., Class A*	64,266	1,062,959
United States Lime & Minerals, Inc.	1,617	145,692
US Concrete, Inc.*	9,331	270,972

		1,596,062

Containers & Packaging (0.2%)
Greif, Inc., Class A	13,103	474,460
Greif, Inc., Class B	3,961	156,380
Myers Industries, Inc.	20,501	271,228
O-I Glass, Inc.	87,094	922,326
Ranpak Holdings Corp.*	11,405	108,576
UFP Technologies, Inc.*	3,703	153,378

		2,086,348

Metals & Mining (1.4%)
Alcoa Corp.*	103,998	1,209,497
Allegheny Technologies, Inc.*	69,407	605,229
Arconic Corp.*	55,306	1,053,579
Caledonia Mining Corp. plc	4,418	75,062
Carpenter Technology Corp.	24,936	452,838
Century Aluminum Co.*	19,763	140,713
Cleveland-Cliffs, Inc.(x)	213,155	1,368,455
Coeur Mining, Inc.*	133,364	984,226
Commercial Metals Co.	66,241	1,323,495
Compass Minerals International, Inc.	18,475	1,096,491
Gold Resource Corp.	45,160	153,996
Haynes International, Inc.	8,336	142,462
Hecla Mining Co.	289,647	1,471,407
Kaiser Aluminum Corp.	8,522	456,694
Materion Corp.	11,309	588,407
Novagold Resources, Inc.*	129,185	1,536,010
Olympic Steel, Inc.	8,347	94,822
Ryerson Holding Corp.*	16,937	97,049
Schnitzer Steel Industries, Inc., Class A	14,297	274,931
SunCoke Energy, Inc.	54,465	186,270
TimkenSteel Corp.*	27,549	97,799
United States Steel Corp.(x)	121,546	892,148
Warrior Met Coal, Inc.	27,201	464,593
Worthington Industries, Inc.	20,566	838,681

		15,604,854

Paper & Forest Products (0.4%)
Boise Cascade Co.	21,728	867,382
Clearwater Paper Corp.*	6,311	239,440
Domtar Corp.	30,474	800,552
Louisiana-Pacific Corp.	62,775	1,852,490
Neenah, Inc.	9,026	338,204
P H Glatfelter Co.	23,063	317,578
Schweitzer-Mauduit International, Inc.	17,488	531,460
Verso Corp., Class A	13,271	104,708

		5,051,814

Total Materials		41,557,173

Real Estate (6.0%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	50,236	527,478
Agree Realty Corp. (REIT)	29,592	1,883,235
Alexander & Baldwin, Inc. (REIT)	37,458	419,904
Alexander’s, Inc. (REIT)	1,175	288,134
Alpine Income Property Trust, Inc. (REIT)(x)	3,952	61,454
American Assets Trust, Inc. (REIT)	27,904	672,207
American Finance Trust, Inc. (REIT)	58,061	364,042
Armada Hoffler Properties, Inc. (REIT)	25,933	240,140
Bluerock Residential Growth REIT, Inc. (REIT)	15,264	115,701
BRT Apartments Corp. (REIT)	7,206	84,887
CareTrust REIT, Inc. (REIT)	53,356	949,470
CatchMark Timber Trust, Inc. (REIT), Class A	24,495	218,740
Chatham Lodging Trust (REIT)	23,535	179,337
CIM Commercial Trust Corp. (REIT)	8,331	82,144
City Office REIT, Inc. (REIT)	23,456	176,389
Clipper Realty, Inc. (REIT)	10,258	62,061
Colony Capital, Inc. (REIT)	267,685	730,780
Columbia Property Trust, Inc. (REIT)	63,439	692,120
Community Healthcare Trust, Inc. (REIT)	12,313	575,756
CoreCivic, Inc. (REIT)	64,906	519,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
CorEnergy Infrastructure Trust, Inc. (REIT)	12,166	$71,049
CorePoint Lodging, Inc. (REIT)	26,123	142,370
DiamondRock Hospitality Co. (REIT)	113,258	574,218
Diversified Healthcare Trust (REIT)	125,149	440,524
Easterly Government Properties, Inc. (REIT)	43,353	971,541
EastGroup Properties, Inc. (REIT)	21,304	2,755,246
Essential Properties Realty Trust, Inc. (REIT)	51,328	940,329
Farmland Partners, Inc. (REIT)(x)	18,586	123,783
Four Corners Property Trust, Inc. (REIT)	39,363	1,007,299
Franklin Street Properties Corp. (REIT)	53,520	195,883
Front Yard Residential Corp. (REIT)	21,116	184,554
GEO Group, Inc. (The) (REIT)	63,080	715,327
Getty Realty Corp. (REIT)	18,767	488,130
Gladstone Commercial Corp. (REIT)	18,593	313,292
Gladstone Land Corp. (REIT)	10,261	154,120
Global Medical REIT, Inc. (REIT)	19,925	268,988
Global Net Lease, Inc. (REIT)	48,751	775,141
Healthcare Realty Trust, Inc. (REIT)	75,016	2,259,482
Hersha Hospitality Trust (REIT)	21,697	120,201
Independence Realty Trust, Inc. (REIT)	50,045	580,022
Industrial Logistics Properties Trust (REIT)	36,213	791,978
Innovative Industrial Properties, Inc. (REIT)	11,701	1,452,211
Investors Real Estate Trust (REIT)	7,065	460,426
iStar, Inc. (REIT)	37,428	442,025
Jernigan Capital, Inc. (REIT)(x)	10,586	181,444
Kite Realty Group Trust (REIT)	44,121	510,921
Lexington Realty Trust (REIT)	148,851	1,555,493
LTC Properties, Inc. (REIT)	21,008	732,339
Macerich Co. (The) (REIT)(x)	81,811	555,497
Mack-Cali Realty Corp. (REIT)	46,726	589,682
Monmouth Real Estate Investment Corp. (REIT)	54,083	749,050
National Health Investors, Inc. (REIT)	23,633	1,424,361
National Storage Affiliates Trust (REIT)	34,396	1,125,093
NETSTREIT Corp. (REIT)(x)	4,684	85,530
New Senior Investment Group, Inc. (REIT)	39,707	158,828
NexPoint Residential Trust, Inc. (REIT)	11,513	510,602
Office Properties Income Trust (REIT)	26,106	540,916
One Liberty Properties, Inc. (REIT)	9,006	147,338
Pebblebrook Hotel Trust (REIT)	70,338	881,335
Physicians Realty Trust (REIT)	114,693	2,054,152
Piedmont Office Realty Trust, Inc. (REIT), Class A	69,025	936,669
Plymouth Industrial REIT, Inc. (REIT)	7,277	89,798
PotlatchDeltic Corp. (REIT)	35,667	1,501,581
Preferred Apartment Communities, Inc. (REIT), Class A	27,000	145,800
PS Business Parks, Inc. (REIT)	10,981	1,343,965
QTS Realty Trust, Inc. (REIT), Class A	33,281	2,097,369
Retail Opportunity Investments Corp. (REIT)	60,728	632,482
Retail Properties of America, Inc. (REIT), Class A	119,178	692,424
Retail Value, Inc. (REIT)	10,267	129,056
RLJ Lodging Trust (REIT)	92,955	804,990
RPT Realty (REIT)	37,686	205,012
Ryman Hospitality Properties, Inc. (REIT)	27,619	1,016,379
Sabra Health Care REIT, Inc. (REIT)	114,087	1,572,689
Safehold, Inc. (REIT)(x)	9,503	590,136
Saul Centers, Inc. (REIT)	5,998	159,427
Seritage Growth Properties (REIT), Class A(x)*	13,509	181,696
Service Properties Trust (REIT)	91,050	723,848
SITE Centers Corp. (REIT)	84,980	611,856
STAG Industrial, Inc. (REIT)	83,692	2,551,769
Summit Hotel Properties, Inc. (REIT)	53,834	278,860
Sunstone Hotel Investors, Inc. (REIT)	121,310	963,201
Tanger Factory Outlet Centers, Inc. (REIT)(x)	52,433	316,171
Terreno Realty Corp. (REIT)	37,148	2,034,224
UMH Properties, Inc. (REIT)	19,341	261,877
Uniti Group, Inc. (REIT)	106,567	1,122,683
Universal Health Realty Income Trust (REIT)	7,289	415,400
Urban Edge Properties (REIT)	62,197	604,555
Urstadt Biddle Properties, Inc. (REIT), Class A	16,164	148,709
Washington REIT (REIT)	45,216	910,198
Whitestone REIT (REIT)	23,585	141,510
Xenia Hotels & Resorts, Inc. (REIT)	61,139	536,800

		60,595,081

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA(x)*	6,165	78,111
American Realty Investors, Inc.*	1,160	10,521
CTO Realty Growth, Inc.	2,791	123,083
Cushman & Wakefield plc*	59,516	625,513
eXp World Holdings, Inc.(x)*	13,439	542,129
Forestar Group, Inc.*	9,402	166,415
FRP Holdings, Inc.*	3,876	161,513
Griffin Industrial Realty, Inc.	1,836	98,134
Kennedy-Wilson Holdings, Inc.	67,302	977,225
Marcus & Millichap, Inc.*	12,688	349,174
Maui Land & Pineapple Co., Inc.*	5,946	64,336
Newmark Group, Inc., Class A	79,656	344,114
Rafael Holdings, Inc., Class B*	7,228	112,034
RE/MAX Holdings, Inc., Class A	9,401	307,695
Realogy Holdings Corp.(x)*	60,408	570,252
Redfin Corp.*	54,599	2,726,128
RMR Group, Inc. (The), Class A	7,252	199,212
St Joe Co. (The)*	18,091	373,217
Stratus Properties, Inc.*	3,933	84,796
Tejon Ranch Co.*	11,546	163,376
Transcontinental Realty Investors, Inc.*	1,651	41,159

		8,118,137

Total Real Estate		68,713,218

Utilities (2.9%)
Electric Utilities (0.6%)
ALLETE, Inc.	28,986	1,499,736
Genie Energy Ltd., Class B	7,374	58,992
MGE Energy, Inc.	19,843	1,243,362
Otter Tail Corp.	22,426	811,148
PNM Resources, Inc.	43,821	1,811,122
Portland General Electric Co.	50,093	1,778,302

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Spark Energy, Inc., Class A(x)	8,216	$68,357

		7,271,019

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A(x)	18,208	1,008,541
Chesapeake Utilities Corp.	8,630	727,509
New Jersey Resources Corp.	54,454	1,471,347
Northwest Natural Holding Co.	16,548	751,114
ONE Gas, Inc.	29,222	2,016,610
RGC Resources, Inc.	4,156	97,458
South Jersey Industries, Inc.	53,750	1,035,762
Southwest Gas Holdings, Inc.	31,287	1,974,210
Spire, Inc.	27,510	1,463,532

		10,546,083

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.*	54,033	105,905
Brookfield Renewable Corp.	38,057	2,230,140
Clearway Energy, Inc., Class A	19,091	471,548
Clearway Energy, Inc., Class C	42,963	1,158,282
Ormat Technologies, Inc.	22,016	1,301,366
Sunnova Energy International, Inc.*	29,142	886,208

		6,153,449

Multi-Utilities (0.4%)
Avista Corp.	36,745	1,253,740
Black Hills Corp.	34,366	1,838,237
NorthWestern Corp.	28,330	1,377,971
Unitil Corp.	6,692	258,579

		4,728,527

Water Utilities (0.4%)
American States Water Co.	20,258	1,518,337
Artesian Resources Corp., Class A	3,688	127,125
Cadiz, Inc.(x)*	7,797	77,424
California Water Service Group	26,717	1,160,854
Consolidated Water Co. Ltd.	6,216	64,708
Global Water Resources, Inc.	8,279	89,248
Middlesex Water Co.	9,151	568,735
Pure Cycle Corp.*	10,461	94,254
SJW Group	14,788	899,998
York Water Co. (The)	6,153	260,087

		4,860,770

Total Utilities		33,559,848

Total Common Stocks (90.4%) (Cost $902,318,387)		1,035,658,866

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	13,800	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	3,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	19,200	6,624
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	10,200	6,732
Oncternal Therapeutics, Inc., CVR(r)(x)*	369	—

		13,356

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	9,200	3,726
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		3,726

Total Health Care		17,082

Total Rights (0.0%) (Cost $13,109)		17,082

	Number of	Value
	Warrants	(Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Whiting Petroleum Corp., expiring 9/1/24(x)*	2,750	6,646

Total Energy		6,646

Total Warrants (0.0%) (Cost $—)		6,646

	Number of	Value
	Shares	(Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	51,858,192	51,894,493

Total Investment Companies		56,894,493

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (3.1%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $3,060,000.(xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,326,002.(xx)	1,300,000	1,300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,019,923, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39; total market value $2,060,318.(xx)	2,019,919	2,019,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $6,000,035, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $6,652,021.(xx)	$6,000,000	$6,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $6,769,869, collateralized by various Common Stocks; total market value $7,523,376.(xx)	6,769,500	6,769,500
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $6,800,038, collateralized by various Common Stocks; total market value $7,556,771.(xx)	6,800,000	6,800,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $3,500,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $3,570,000.(xx)	3,500,000	3,500,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $3,500,054, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $3,570,000.(xx)	3,500,000	3,500,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $2,600,015, collateralized by various Common Stocks; total market value $2,890,001.(xx)	2,600,000	2,600,000

Total Repurchase Agreements		35,489,419

Total Short-Term Investments (8.1%) (Cost $92,356,573)		92,383,912

Total Investments in Securities (98.5%) (Cost $994,688,069)		1,128,066,506
Other Assets Less Liabilities (1.5%)		16,732,904

Net Assets (100%)		$1,144,799,410

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $1,341,087 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $61,553,437. This was collateralized by $23,889,676 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $40,489,419 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	38,750	737,465	76,842	(42,610)	3,430	(152,415)	622,712	24,370	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.**	16,588	85,372	710,328	(149,746)	32,674	285,467	964,095	3,388	—

Total		822,837	787,170	(192,356)	36,104	133,052	1,586,807	27,758	—

**	Not affiliated at September 30, 2020.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	1,440	12/2020	USD	108,316,800	561,042

					561,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,589,207	$644,216	$—		$24,233,423
Consumer Discretionary	138,198,068	1,474,872	—		139,672,940
Consumer Staples	34,939,233	590,996	—		35,530,229
Energy	20,007,692	—	—		20,007,692
Financials	153,055,983	—	—	(a)	153,055,983
Health Care	221,465,390	—	—		221,465,390
Industrials	156,577,706	1,892,448	—		158,470,154
Information Technology	139,392,816	—	—		139,392,816
Materials	40,811,485	745,688	—		41,557,173
Real Estate	68,713,218	—	—		68,713,218
Utilities	33,559,848	—	—		33,559,848
Futures	561,042	—	—		561,042
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	17,082		17,082
Short-Term Investments
Investment Companies	56,894,493	—	—		56,894,493
Repurchase Agreements	—	35,489,419	—		35,489,419
Warrants
Energy	6,646	—	—		6,646

Total Assets	$1,087,772,827	$40,837,639	$17,082		$1,128,627,548

Total Liabilities	$—	$—	$—		$—

Total	$1,087,772,827	$40,837,639	$17,082		$1,128,627,548

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,035,289
Aggregate gross unrealized depreciation	(160,482,461)

Net unrealized appreciation	$131,552,828

Federal income tax cost of investments in securities and derivative instruments, if applicable	$997,074,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (6.8%)
Afterpay Ltd.*	21,285	$1,243,985
AGL Energy Ltd.	60,474	591,004
AMP Ltd.	341,955	321,822
Ampol Ltd.	25,143	432,442
APA Group	118,417	878,049
Aristocrat Leisure Ltd.	55,493	1,196,739
ASX Ltd.	18,842	1,103,626
Aurizon Holdings Ltd.	183,168	558,931
AusNet Services	184,528	249,778
Australia & New Zealand Banking Group Ltd.	281,857	3,489,470
BHP Group Ltd.	291,112	7,491,128
BHP Group plc	208,098	4,436,406
BlueScope Steel Ltd.	51,250	467,853
Brambles Ltd.	149,817	1,127,833
CIMIC Group Ltd.*	10,109	134,684
Coca-Cola Amatil Ltd.	50,902	347,076
Cochlear Ltd.	6,451	916,923
Coles Group Ltd.	131,964	1,609,452
Commonwealth Bank of Australia	174,937	7,995,408
Computershare Ltd.	46,778	410,702
Crown Resorts Ltd.	37,070	234,117
CSL Ltd.	44,870	9,245,100
Dexus (REIT)	110,554	705,545
Evolution Mining Ltd.	157,166	652,497
Fortescue Metals Group Ltd.	168,323	1,970,362
Glencore plc*	994,884	2,061,115
Goodman Group (REIT)	163,769	2,107,717
GPT Group (The) (REIT)	196,503	550,692
Insurance Australia Group Ltd.	233,280	734,157
Lendlease Corp. Ltd.	66,834	529,374
Macquarie Group Ltd.(x)	33,288	2,859,353
Magellan Financial Group Ltd.	13,172	536,853
Medibank Pvt Ltd.	277,668	500,186
Mirvac Group (REIT)	367,186	575,077
National Australia Bank Ltd.	314,458	4,012,266
Newcrest Mining Ltd.	80,558	1,815,703
Northern Star Resources Ltd.	72,630	714,173
Oil Search Ltd.	184,328	350,079
Orica Ltd.	39,898	442,098
Origin Energy Ltd.	177,821	549,858
Qantas Airways Ltd.	79,772	232,423
QBE Insurance Group Ltd.	145,589	901,033
Ramsay Health Care Ltd.	17,913	849,743
REA Group Ltd.(x)	5,323	420,593
Rio Tinto Ltd.	36,571	2,475,992
Rio Tinto plc	110,876	6,690,050
Santos Ltd.	180,289	632,696
Scentre Group (REIT)	498,196	788,297
SEEK Ltd.	34,122	521,980
Sonic Healthcare Ltd.(x)	43,710	1,039,878
South32 Ltd.	468,548	687,030
Stockland (REIT)	238,842	648,781
Suncorp Group Ltd.	127,436	774,138
Sydney Airport	132,846	559,232
Tabcorp Holdings Ltd.	221,811	532,318
Telstra Corp. Ltd.	398,304	794,559
TPG Telecom Ltd.*	36,581	193,945
Transurban Group	268,762	2,723,753
Treasury Wine Estates Ltd.	71,882	461,220
Vicinity Centres (REIT)	338,625	334,612
Washington H Soul Pattinson & Co. Ltd.(x)	10,724	181,000
Wesfarmers Ltd.	111,329	3,549,572
Westpac Banking Corp.	355,752	4,292,522
WiseTech Global Ltd.	14,820	278,644
Woodside Petroleum Ltd.	92,979	1,174,409
Woolworths Group Ltd.	125,177	3,272,595

		101,160,648

Austria (0.1%)
ANDRITZ AG	7,338	226,062
Erste Group Bank AG	27,513	575,388
OMV AG*	14,964	408,781
Raiffeisen Bank International AG*	14,819	226,541
Verbund AG	6,898	376,605
voestalpine AG	11,794	310,060

		2,123,437

Belgium (0.8%)
Ageas SA/NV	17,952	732,621
Anheuser-Busch InBev SA/NV	75,011	4,048,914
Colruyt SA*	5,421	351,764
Elia Group SA/NV	2,811	280,659
Galapagos NV*	4,223	599,818
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	236,846
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	8,503	766,385
KBC Group NV	24,679	1,235,753
Proximus SADP	15,758	287,655
Sofina SA	1,463	399,140
Solvay SA	7,495	644,527
Telenet Group Holding NV	4,612	178,777
UCB SA	12,560	1,426,327
Umicore SA(x)	19,734	821,690

		12,010,876

Chile (0.0%)
Antofagasta plc	39,726	523,777

China (0.5%)
BeiGene Ltd. (ADR)*	3,872	1,109,096
BOC Hong Kong Holdings Ltd.	356,363	945,342
Budweiser Brewing Co. APAC Ltd.(m)	164,531	480,628
Microport Scientific Corp.(x)	70,357	281,308
Prosus NV*	48,525	4,474,879
Wilmar International Ltd.	184,061	596,256
Yangzijiang Shipbuilding Holdings Ltd.	258,423	188,436

		8,075,945

Denmark (2.3%)
Ambu A/S, Class B	15,855	448,900
AP Moller - Maersk A/S, Class A	332	484,947
AP Moller - Maersk A/S, Class B	637	1,009,906
Carlsberg A/S, Class B	10,150	1,366,699
Chr Hansen Holding A/S	10,679	1,186,865
Coloplast A/S, Class B	11,842	1,872,790
Danske Bank A/S*	67,265	911,140
Demant A/S*	10,585	332,977
DSV Panalpina A/S	20,479	3,341,956
Genmab A/S*	6,486	2,355,147
GN Store Nord A/S	12,643	956,633
H Lundbeck A/S	7,204	237,473
Novo Nordisk A/S, Class B	170,173	11,820,519
Novozymes A/S, Class B	20,746	1,304,903
Orsted A/S(m)	18,615	2,567,658
Pandora A/S	10,114	727,792
Tryg A/S	11,075	349,066
Vestas Wind Systems A/S	19,460	3,148,754

		34,424,125

Finland (1.1%)
Elisa OYJ	14,288	842,164
Fortum OYJ	44,734	905,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kone OYJ, Class B	33,485	$2,943,735
Neste OYJ	42,171	2,217,510
Nokia OYJ*	555,102	2,175,776
Nordea Bank Abp (Aquis Stock Exchange)	4,742	36,018
Nordea Bank Abp (Turquoise Stock Exchange)	312,732	2,382,198
Orion OYJ, Class B	10,631	481,116
Sampo OYJ, Class A	46,817	1,852,168
Stora Enso OYJ, Class R	58,970	924,096
UPM-Kymmene OYJ	52,689	1,603,645
Wartsila OYJ Abp	40,992	322,552

		16,686,392

France (9.4%)
Accor SA*	18,173	508,291
Adevinta ASA*	23,546	403,811
Aeroports de Paris	3,039	302,602
Air Liquide SA	46,782	7,423,523
Airbus SE*	57,919	4,204,037
Alstom SA*	19,370	964,385
Amundi SA(m)*	5,739	404,595
Arkema SA	6,534	693,184
Atos SE*	9,420	758,817
AXA SA‡	190,090	3,509,125
BioMerieux	4,138	647,763
BNP Paribas SA*	110,846	4,015,510
Bollore SA	86,441	322,648
Bouygues SA	22,696	786,841
Bureau Veritas SA*	29,387	660,062
Capgemini SE	16,001	2,049,340
Carrefour SA	58,189	931,386
Cie de Saint-Gobain*	51,579	2,165,586
Cie Generale des Etablissements Michelin SCA	16,883	1,806,562
CNP Assurances*	17,816	222,648
Covivio (REIT)	4,993	352,443
Credit Agricole SA*	111,834	977,513
Danone SA	60,742	3,928,861
Dassault Aviation SA*	273	231,727
Dassault Systemes SE	13,167	2,456,103
Edenred	24,611	1,104,181
Eiffage SA*	8,286	675,339
Electricite de France SA	61,787	653,654
Engie SA*	178,604	2,387,128
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	5,326	727,163
EssilorLuxottica SA (Turquoise Stock Exchange)*	22,631	3,077,487
Eurazeo SE*	3,532	191,156
Faurecia SE*	7,642	330,013
Gecina SA (REIT)	4,634	613,079
Getlink SE*	44,329	601,032
Hermes International	3,120	2,689,389
Icade (REIT)	3,023	169,688
Iliad SA	1,513	278,345
Ingenico Group SA*	6,073	939,707
Ipsen SA	3,829	401,708
JCDecaux SA*	8,153	141,269
Kering SA	7,461	4,956,978
Klepierre SA (REIT)(x)	19,753	277,116
La Francaise des Jeux SAEM(m)	7,701	282,838
Legrand SA	26,609	2,124,293
L’Oreal SA	24,871	8,093,077
LVMH Moet Hennessy Louis Vuitton SE	27,449	12,832,295
Natixis SA*	94,138	211,574
Orange SA	195,424	2,033,492
Orpea*	5,083	577,306
Pernod Ricard SA	21,109	3,368,788
Peugeot SA*	59,038	1,064,475
Publicis Groupe SA	21,976	712,167
Remy Cointreau SA(x)	2,333	425,851
Renault SA*	19,414	501,117
Safran SA*	31,849	3,134,063
Sanofi	111,717	11,201,759
Sartorius Stedim Biotech	2,748	946,449
Schneider Electric SE	54,637	6,781,272
SCOR SE*	14,609	404,769
SEB SA	2,315	376,562
Societe Generale SA*	79,166	1,047,574
Sodexo SA	8,951	637,427
Suez SA	34,009	629,587
Teleperformance	5,820	1,792,345
Thales SA	10,187	762,790
TOTAL SE(x)	244,267	8,386,430
Ubisoft Entertainment SA*	8,931	807,088
Unibail-Rodamco-Westfield (REIT)(x)	14,156	522,336
Valeo SA	22,323	682,265
Veolia Environnement SA	52,490	1,131,996
Vinci SA	50,797	4,237,022
Vivendi SA	82,788	2,307,483
Wendel SE	2,772	251,451
Worldline SA(m)*	13,850	1,135,668

		140,345,404

Germany (8.6%)
adidas AG*	18,794	6,082,928
Allianz SE (Registered)	41,226	7,907,915
Aroundtown SA*	108,105	543,390
BASF SE	90,644	5,519,696
Bayer AG (Registered)	97,085	6,067,879
Bayerische Motoren Werke AG	33,083	2,402,160
Bayerische Motoren Werke AG (Preference)(q)	5,804	318,013
Beiersdorf AG	9,785	1,112,731
Brenntag AG	15,442	982,580
Carl Zeiss Meditec AG	4,070	515,119
Commerzbank AG*	100,731	495,085
Continental AG	10,687	1,158,527
Covestro AG(m)	16,666	827,496
Daimler AG (Registered)	84,143	4,537,030
Delivery Hero SE(m)*	12,604	1,449,841
Deutsche Bank AG (Registered)*	194,621	1,640,911
Deutsche Boerse AG	18,885	3,316,567
Deutsche Lufthansa AG (Registered)*	25,271	217,823
Deutsche Post AG (Registered)	97,403	4,441,688
Deutsche Telekom AG (Registered)	329,102	5,513,193
Deutsche Wohnen SE	33,910	1,696,744
E.ON SE	220,525	2,436,509
Evonik Industries AG	20,436	529,435
Fraport AG Frankfurt Airport Services Worldwide*	4,246	168,138
Fresenius Medical Care AG & Co. KGaA	21,214	1,791,266
Fresenius SE & Co. KGaA	41,739	1,899,942
FUCHS PETROLUB SE (Preference)(q)	6,966	354,256
GEA Group AG	15,480	545,669
Hannover Rueck SE	6,111	947,324
HeidelbergCement AG	15,200	932,390
Henkel AG & Co. KGaA	9,964	933,309
Henkel AG & Co. KGaA (Preference)(q)	17,710	1,854,432
HOCHTIEF AG	2,393	186,289

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Infineon Technologies AG	123,589	$3,495,931
KION Group AG	6,588	565,785
Knorr-Bremse AG	7,167	846,607
LANXESS AG	7,723	443,237
LEG Immobilien AG	6,842	976,710
Merck KGaA	12,811	1,870,698
METRO AG	18,210	181,874
MTU Aero Engines AG	5,355	890,637
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	13,863	3,519,807
Nemetschek SE	5,353	392,068
Porsche Automobil Holding SE (Preference)(q)*	14,725	879,152
Puma SE*	8,434	759,918
RWE AG	63,953	2,397,682
SAP SE	103,198	16,070,345
Sartorius AG (Preference)(q)	3,502	1,438,599
Scout24 AG(m)	10,612	926,253
Siemens AG (Registered)	75,598	9,559,043
Siemens Energy AG*	37,799	1,019,301
Siemens Healthineers AG(m)	26,541	1,191,789
Symrise AG	12,732	1,761,369
TeamViewer AG*	12,666	625,454
Telefonica Deutschland Holding AG	101,026	259,128
thyssenkrupp AG*	40,588	205,137
Uniper SE	20,468	661,316
United Internet AG (Registered)	10,488	401,329
Volkswagen AG	3,282	573,734
Volkswagen AG (Preference)(q)	18,336	2,950,969
Vonovia SE	51,029	3,506,638
Zalando SE(m)*	15,107	1,414,042

		129,110,827

Hong Kong (2.5%)
AIA Group Ltd.	1,194,854	11,770,720
ASM Pacific Technology Ltd.	29,756	304,149
Bank of East Asia Ltd. (The)	134,128	247,276
CK Asset Holdings Ltd.	254,521	1,241,828
CK Infrastructure Holdings Ltd.	64,948	303,938
CLP Holdings Ltd.	161,666	1,506,933
Dairy Farm International Holdings Ltd.	33,662	127,417
Hang Lung Properties Ltd.	203,461	518,832
Hang Seng Bank Ltd.	74,489	1,105,712
Henderson Land Development Co. Ltd.	145,134	535,420
HK Electric Investments & HK Electric Investments Ltd.(m)	272,244	281,178
HKT Trust & HKT Ltd.	369,000	488,875
Hong Kong & China Gas Co. Ltd	1,054,070	1,514,760
Hong Kong Exchanges & Clearing Ltd.	119,503	5,617,164
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	113,400	420,124
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,350	12,476
Jardine Matheson Holdings Ltd. (London Stock Exchange)	20,900	830,984
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	1,253	49,732
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	21,500	431,505
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	649	12,858
Kerry Properties Ltd.	62,663	160,115
Link REIT (REIT)	204,080	1,668,229
Melco Resorts & Entertainment Ltd. (ADR)	21,186	352,747
MTR Corp. Ltd.	153,410	761,335
New World Development Co. Ltd.	144,010	701,083
Pacific Century Premium Developments Ltd.*	45,938	12,085
PCCW Ltd.	425,358	254,219
Power Assets Holdings Ltd.	138,390	727,856
Sino Land Co. Ltd.	307,483	357,847
Sun Hung Kai Properties Ltd.	128,390	1,645,948
Swire Pacific Ltd., Class A	44,101	213,845
Swire Properties Ltd.	120,328	317,942
Techtronic Industries Co. Ltd.	134,703	1,771,298
WH Group Ltd.(m)	950,845	773,917
Wharf Real Estate Investment Co. Ltd.(x)	162,965	667,117

		37,707,464

Ireland (0.7%)
AerCap Holdings NV*	12,609	317,621
CRH plc	77,579	2,801,467
Flutter Entertainment plc	15,122	2,396,150
Kerry Group plc (London Stock Exchange), Class A	9	1,155
Kerry Group plc (Turquoise Stock Exchange), Class A	15,829	2,032,018
Kingspan Group plc	15,084	1,371,937
Smurfit Kappa Group plc	22,828	895,756

		9,816,104

Israel (0.5%)
Azrieli Group Ltd.	4,370	194,704
Bank Hapoalim BM	110,695	590,998
Bank Leumi Le-Israel BM	147,383	648,401
Check Point Software Technologies Ltd.*	11,460	1,379,096
Elbit Systems Ltd.	2,657	322,709
ICL Group Ltd.	70,113	247,516
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	115,953	312,540
Mizrahi Tefahot Bank Ltd.	13,879	245,935
Nice Ltd.*	6,069	1,375,169
Teva Pharmaceutical Industries Ltd. (ADR)*	105,832	953,546
Wix.com Ltd.*	5,040	1,284,444

		7,555,060

Italy (1.8%)
Assicurazioni Generali SpA	109,032	1,535,547
Atlantia SpA*	49,908	782,636
Davide Campari-Milano NV(x)	53,942	589,580
DiaSorin SpA	2,396	482,942
Enel SpA	803,746	6,979,050
Eni SpA	249,020	1,948,046
Ferrari NV	12,601	2,306,554
FinecoBank Banca Fineco SpA*	61,332	843,913
Infrastrutture Wireless Italiane SpA(m)	24,875	275,833
Intesa Sanpaolo SpA	1,597,871	3,000,369
Leonardo SpA	36,524	213,562
Mediobanca Banca di Credito Finanziario SpA	62,361	489,025
Moncler SpA*	18,657	764,160
Nexi SpA(m)*	36,685	735,643
Pirelli & C SpA(m)*	39,423	168,856
Poste Italiane SpA(m)	52,842	468,089
Prysmian SpA	24,403	709,572
Recordati Industria Chimica e Farmaceutica SpA	10,584	541,496
Snam SpA	198,503	1,020,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Telecom Italia SpA (Aquis Stock Exchange)	536,764	$217,438
Telecom Italia SpA (Turquoise Stock Exchange)	777,535	311,129
Terna Rete Elettrica Nazionale SpA	135,781	951,313
UniCredit SpA*	211,325	1,742,733

		27,078,148

Japan (23.4%)
ABC-Mart, Inc.	3,569	185,777
Acom Co. Ltd.	33,832	146,575
Advantest Corp.(x)	20,205	981,375
Aeon Co. Ltd.	64,688	1,738,916
Aeon Mall Co. Ltd.	10,544	148,217
AGC, Inc.	19,043	557,709
Air Water, Inc.	19,679	266,215
Aisin Seiki Co. Ltd.	16,761	535,902
Ajinomoto Co., Inc.	44,871	922,439
Alfresa Holdings Corp.	19,532	427,285
Amada Co. Ltd.	33,094	310,173
ANA Holdings, Inc.(x)*	11,635	269,573
Aozora Bank Ltd.(x)	12,107	201,196
Asahi Group Holdings Ltd.	44,888	1,563,428
Asahi Intecc Co. Ltd.	19,491	612,254
Asahi Kasei Corp.	121,630	1,061,755
Astellas Pharma, Inc.	183,902	2,737,664
Bandai Namco Holdings, Inc.(x)	19,397	1,416,935
Bank of Kyoto Ltd. (The)(x)	5,318	256,915
Benesse Holdings, Inc.	7,304	187,542
Bridgestone Corp.	53,187	1,680,003
Brother Industries Ltd.(x)	22,863	363,130
Calbee, Inc.	8,687	286,381
Canon, Inc.(x)	99,388	1,649,629
Casio Computer Co. Ltd.(x)	19,250	310,807
Central Japan Railway Co.	14,295	2,050,860
Chiba Bank Ltd. (The)(x)	54,670	301,698
Chubu Electric Power Co., Inc.	64,592	785,650
Chugai Pharmaceutical Co. Ltd.	66,367	2,978,160
Chugoku Electric Power Co., Inc. (The)(x)	28,778	360,301
Coca-Cola Bottlers Japan Holdings, Inc.	12,905	216,012
Concordia Financial Group Ltd.(x)	107,824	375,858
Cosmos Pharmaceutical Corp.	2,093	364,074
CyberAgent, Inc.	10,090	624,011
Dai Nippon Printing Co. Ltd.	23,502	476,039
Daicel Corp.(x)	26,140	188,389
Daifuku Co. Ltd.	10,145	1,021,094
Dai-ichi Life Holdings, Inc.	105,811	1,493,343
Daiichi Sankyo Co. Ltd.	167,601	5,150,130
Daikin Industries Ltd.	24,451	4,508,535
Daito Trust Construction Co. Ltd.	6,176	547,572
Daiwa House Industry Co. Ltd.	55,456	1,424,858
Daiwa House REIT Investment Corp. (REIT)	195	499,343
Daiwa Securities Group, Inc.(x)	147,221	617,918
Denso Corp.(x)	42,908	1,879,482
Dentsu Group, Inc.	21,828	644,952
Disco Corp.(x)	2,853	694,206
East Japan Railway Co.	30,060	1,852,234
Eisai Co. Ltd.(x)	25,068	2,287,479
Electric Power Development Co. Ltd.	14,712	227,030
ENEOS Holdings, Inc.	297,128	1,061,027
FamilyMart Co. Ltd.(x)	5,186	117,280
FANUC Corp.	18,797	3,605,964
Fast Retailing Co. Ltd.	5,760	3,614,166
Fuji Electric Co. Ltd.(x)	12,200	385,461
FUJIFILM Holdings Corp.	35,710	1,759,631
Fujitsu Ltd.	19,240	2,634,542
Fukuoka Financial Group, Inc.	17,232	290,118
GLP J-REIT (REIT)	353	544,935
GMO Payment Gateway, Inc.	3,828	411,677
Hakuhodo DY Holdings, Inc.(x)	21,056	272,100
Hamamatsu Photonics KK	14,007	705,778
Hankyu Hanshin Holdings, Inc.	23,024	740,674
Hikari Tsushin, Inc.	2,121	505,438
Hino Motors Ltd.(x)	27,918	180,931
Hirose Electric Co. Ltd.(x)	2,941	378,659
Hisamitsu Pharmaceutical Co., Inc.	5,292	270,174
Hitachi Construction Machinery Co. Ltd.(x)	10,794	390,889
Hitachi Ltd.	95,440	3,224,889
Hitachi Metals Ltd.	19,078	293,276
Honda Motor Co. Ltd.	160,320	3,782,594
Hoshizaki Corp.	4,923	392,609
Hoya Corp.	36,962	4,166,344
Hulic Co. Ltd.	29,362	275,400
Idemitsu Kosan Co. Ltd.(x)	19,469	414,798
Iida Group Holdings Co. Ltd.(x)	13,577	274,504
Inpex Corp.	102,298	547,266
Isetan Mitsukoshi Holdings Ltd.(x)	33,390	177,106
Isuzu Motors Ltd.	55,784	488,703
Ito En Ltd.	5,586	398,531
ITOCHU Corp.(x)	132,969	3,400,121
Itochu Techno-Solutions Corp.(x)	9,555	363,641
Japan Airlines Co. Ltd.	11,607	217,892
Japan Airport Terminal Co. Ltd.(x)	5,031	221,971
Japan Exchange Group, Inc.	49,500	1,385,233
Japan Post Bank Co. Ltd.	42,373	330,949
Japan Post Holdings Co. Ltd.	152,562	1,040,616
Japan Post Insurance Co. Ltd.	22,588	355,404
Japan Prime Realty Investment Corp. (REIT)	85	263,955
Japan Real Estate Investment Corp. (REIT)(x)	134	685,124
Japan Retail Fund Investment Corp. (REIT)	270	418,106
Japan Tobacco, Inc.	119,746	2,186,658
JFE Holdings, Inc.	48,977	342,540
JGC Holdings Corp.	19,612	203,706
JSR Corp.(x)	19,763	468,754
JTEKT Corp.(x)	21,208	166,208
Kajima Corp.(x)	45,411	543,900
Kakaku.com, Inc.	13,562	358,539
Kamigumi Co. Ltd.	10,549	207,692
Kansai Electric Power Co., Inc. (The)	70,366	682,096
Kansai Paint Co. Ltd.	17,948	445,796
Kao Corp.	47,756	3,583,617
Kawasaki Heavy Industries Ltd.	14,518	196,483
KDDI Corp.(x)	159,427	4,032,858
Keihan Holdings Co. Ltd.	9,672	401,124
Keikyu Corp.(x)	22,339	343,126
Keio Corp.(x)	10,353	640,209
Keisei Electric Railway Co. Ltd.(x)	13,441	379,982
Keyence Corp.	17,925	8,353,814
Kikkoman Corp.(x)	13,800	765,816
Kintetsu Group Holdings Co. Ltd.	17,072	728,285
Kirin Holdings Co. Ltd.	81,455	1,529,889
Kobayashi Pharmaceutical Co. Ltd	5,127	496,277
Kobe Bussan Co. Ltd.	6,443	354,255
Koito Manufacturing Co. Ltd.	10,596	540,187
Komatsu Ltd.	87,062	1,916,637
Konami Holdings Corp.(x)	9,651	418,328
Kose Corp.	3,398	415,472
Kubota Corp.	102,638	1,836,075

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kuraray Co. Ltd.	32,549	$316,111
Kurita Water Industries Ltd.	9,982	329,450
Kyocera Corp.	31,877	1,821,387
Kyowa Kirin Co. Ltd.	27,207	772,788
Kyushu Electric Power Co., Inc.(x)	38,109	346,148
Kyushu Railway Co.	13,433	286,962
Lasertec Corp.	7,435	614,901
Lawson, Inc.	5,258	250,493
LINE Corp.(x)*	4,284	218,218
Lion Corp.	22,607	464,928
LIXIL Group Corp.	26,940	541,668
M3, Inc.	43,932	2,727,821
Makita Corp.	21,609	1,030,691
Marubeni Corp.	160,184	908,817
Marui Group Co. Ltd.(x)	19,154	367,431
Maruichi Steel Tube Ltd.(x)	5,764	144,156
Mazda Motor Corp.	56,635	331,170
McDonald’s Holdings Co. Japan Ltd.(x)	6,957	338,427
Mebuki Financial Group, Inc.	84,091	190,793
Medipal Holdings Corp.(x)	17,908	358,586
Meiji Holdings Co. Ltd.	11,529	880,858
Mercari, Inc.*	8,047	371,823
Minebea Mitsumi, Inc.	36,665	691,771
MISUMI Group, Inc.	28,615	799,773
Mitsubishi Chemical Holdings Corp.(x)	128,721	743,195
Mitsubishi Corp.	132,122	3,160,806
Mitsubishi Electric Corp.	178,927	2,415,656
Mitsubishi Estate Co. Ltd.	117,416	1,774,633
Mitsubishi Gas Chemical Co., Inc.	15,597	289,364
Mitsubishi Heavy Industries Ltd.	32,306	717,555
Mitsubishi Materials Corp.	10,560	208,484
Mitsubishi Motors Corp.	65,756	145,147
Mitsubishi UFJ Financial Group, Inc.	1,205,133	4,782,476
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,549	178,293
Mitsui & Co. Ltd.(x)	161,016	2,765,815
Mitsui Chemicals, Inc.	18,616	450,335
Mitsui Fudosan Co. Ltd.	91,957	1,601,685
Miura Co. Ltd.	8,017	392,006
Mizuho Financial Group, Inc.(x)	238,203	2,975,517
MonotaRO Co. Ltd.	12,530	624,052
MS&AD Insurance Group Holdings, Inc.(x)	43,359	1,174,385
Murata Manufacturing Co. Ltd.(x)	57,024	3,679,295
Nabtesco Corp.	11,368	414,201
Nagoya Railroad Co. Ltd.(x)	18,715	512,828
NEC Corp.	24,254	1,419,731
Nexon Co. Ltd.	47,382	1,176,724
NGK Insulators Ltd.	25,676	366,344
NGK Spark Plug Co. Ltd.	14,457	252,211
NH Foods Ltd.	8,260	368,617
Nidec Corp.	44,217	4,112,226
Nihon M&A Center, Inc.(x)	14,528	828,691
Nikon Corp.(x)	31,170	210,603
Nintendo Co. Ltd.	11,064	6,289,667
Nippon Building Fund, Inc. (REIT)	121	686,925
Nippon Electric Glass Co. Ltd.	2	30
Nippon Express Co. Ltd.(x)	6,773	394,276
Nippon Paint Holdings Co. Ltd.	14,260	1,467,496
Nippon Prologis REIT, Inc. (REIT)	210	709,081
Nippon Sanso Holdings Corp.	14,039	217,010
Nippon Shinyaku Co. Ltd.	4,731	390,061
Nippon Steel Corp.*	81,449	769,289
Nippon Telegraph & Telephone Corp.	127,125	2,600,857
Nippon Yusen KK	14,495	251,287
Nissan Chemical Corp.(x)	12,581	671,116
Nissan Motor Co. Ltd.	221,574	787,512
Nisshin Seifun Group, Inc.(x)	20,418	325,562
Nissin Foods Holdings Co. Ltd.(x)	6,124	575,661
Nitori Holdings Co. Ltd.	7,859	1,634,592
Nitto Denko Corp.	15,360	1,001,387
Nomura Holdings, Inc.	309,289	1,410,896
Nomura Real Estate Holdings, Inc.	12,318	234,292
Nomura Real Estate Master Fund, Inc. (REIT)	420	528,042
Nomura Research Institute Ltd.	31,757	933,341
NSK Ltd.	36,641	280,454
NTT Data Corp.	61,949	794,146
NTT DOCOMO, Inc.(x)	111,754	4,144,343
Obayashi Corp.	65,297	591,791
Obic Co. Ltd.	7,037	1,238,195
Odakyu Electric Railway Co. Ltd.(x)	28,216	709,900
Oji Holdings Corp.	79,490	364,805
Olympus Corp.	116,201	2,412,009
Omron Corp.	18,144	1,413,296
Ono Pharmaceutical Co. Ltd.	35,637	1,118,792
Oracle Corp.	3,899	422,720
Oriental Land Co. Ltd.	19,663	2,754,642
ORIX Corp.(x)	130,479	1,624,387
Orix JREIT, Inc. (REIT)	241	371,786
Osaka Gas Co. Ltd.	37,830	737,039
Otsuka Corp.	10,761	550,702
Otsuka Holdings Co. Ltd.	38,641	1,638,794
Pan Pacific International Holdings Corp.	41,239	960,663
Panasonic Corp.	219,790	1,861,804
Park24 Co. Ltd.	11,535	186,210
PeptiDream, Inc.*	9,923	466,249
Persol Holdings Co. Ltd.	17,585	286,021
Pigeon Corp.	10,731	479,434
Pola Orbis Holdings, Inc.	9,298	175,609
Rakuten, Inc.	86,124	930,359
Recruit Holdings Co. Ltd.	125,253	4,969,714
Renesas Electronics Corp.*	78,080	571,881
Resona Holdings, Inc.	212,410	723,905
Ricoh Co. Ltd.(x)	67,433	454,585
Rinnai Corp.	3,622	353,863
Rohm Co. Ltd.	8,457	653,003
Ryohin Keikaku Co. Ltd.	24,906	413,696
Santen Pharmaceutical Co. Ltd.	36,285	744,021
SBI Holdings, Inc.	22,515	582,592
SCSK Corp.(x)	5,531	309,446
Secom Co. Ltd.(x)	20,838	1,904,049
Sega Sammy Holdings, Inc.	17,140	208,476
Seibu Holdings, Inc.(x)	20,215	217,449
Seiko Epson Corp.(x)	28,844	331,581
Sekisui Chemical Co. Ltd.	36,496	583,411
Sekisui House Ltd.	60,261	1,065,762
Seven & i Holdings Co. Ltd.	73,769	2,280,422
Seven Bank Ltd.(x)	59,409	144,045
SG Holdings Co. Ltd.	15,121	785,911
Sharp Corp.	21,514	266,549
Shimadzu Corp.	22,228	678,105
Shimamura Co. Ltd.	2,309	225,713
Shimano, Inc.	7,217	1,420,907
Shimizu Corp.(x)	53,168	398,718
Shin-Etsu Chemical Co. Ltd.	34,738	4,534,071
Shinsei Bank Ltd.	14,543	180,195
Shionogi & Co. Ltd.(x)	25,738	1,377,010
Shiseido Co. Ltd.	39,170	2,247,593
Shizuoka Bank Ltd. (The)(x)	38,431	265,801
Showa Denko KK	13,958	255,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
SMC Corp.	5,655	$3,147,333
SoftBank Corp.(x)	285,123	3,194,765
SoftBank Group Corp.	154,849	9,561,501
Sohgo Security Services Co. Ltd.	6,916	329,552
Sompo Holdings, Inc.	32,619	1,129,863
Sony Corp.	124,635	9,532,697
Square Enix Holdings Co. Ltd.	8,723	579,959
Stanley Electric Co. Ltd.	13,197	378,703
Subaru Corp.(x)	59,981	1,164,387
SUMCO Corp.	27,377	385,047
Sumitomo Chemical Co. Ltd.(x)	150,209	497,365
Sumitomo Corp.	116,828	1,400,866
Sumitomo Dainippon Pharma Co. Ltd.(x)	17,108	225,279
Sumitomo Electric Industries Ltd.	76,387	858,347
Sumitomo Heavy Industries Ltd.	11,529	268,211
Sumitomo Metal Mining Co. Ltd.	23,491	727,188
Sumitomo Mitsui Financial Group, Inc.	129,445	3,601,955
Sumitomo Mitsui Trust Holdings, Inc.	32,388	861,830
Sumitomo Realty & Development Co. Ltd.(x)	30,807	911,429
Sumitomo Rubber Industries Ltd.	17,365	161,080
Sundrug Co. Ltd.	7,391	278,269
Suntory Beverage & Food Ltd.	14,046	527,928
Suzuken Co. Ltd.	6,015	229,259
Suzuki Motor Corp.	35,911	1,538,123
Sysmex Corp.	16,295	1,555,098
T&D Holdings, Inc.	52,557	519,774
Taiheiyo Cement Corp.(x)	12,165	310,471
Taisei Corp.	18,737	631,355
Taisho Pharmaceutical Holdings Co. Ltd.	3,503	231,025
Takeda Pharmaceutical Co. Ltd.	155,634	5,543,991
TDK Corp.	12,661	1,384,529
Teijin Ltd.(x)	17,275	267,845
Terumo Corp.	63,232	2,519,259
THK Co. Ltd.	12,076	302,974
TIS, Inc.	21,309	452,898
Tobu Railway Co. Ltd.(x)	19,201	593,072
Toho Co. Ltd.(x)	11,341	467,469
Toho Gas Co. Ltd.(x)	7,573	375,432
Tohoku Electric Power Co., Inc.	39,699	397,801
Tokio Marine Holdings, Inc.	62,826	2,751,288
Tokyo Century Corp.(x)	4,306	234,326
Tokyo Electric Power Co. Holdings, Inc.*	136,009	373,930
Tokyo Electron Ltd.	14,843	3,884,851
Tokyo Gas Co. Ltd.	37,464	855,919
Tokyu Corp.(x)	50,277	652,563
Tokyu Fudosan Holdings Corp.(x)	58,927	253,692
Toppan Printing Co. Ltd.	27,358	385,332
Toray Industries, Inc.(x)	139,692	638,794
Toshiba Corp.	37,583	956,644
Tosoh Corp.	26,098	424,331
TOTO Ltd.	13,631	625,419
Toyo Suisan Kaisha Ltd.	9,092	480,500
Toyoda Gosei Co. Ltd.(x)	6,434	147,467
Toyota Industries Corp.	14,520	918,135
Toyota Motor Corp.	209,595	13,862,520
Toyota Tsusho Corp.	21,434	598,600
Trend Micro, Inc.	13,564	827,646
Tsuruha Holdings, Inc.	3,673	519,819
Unicharm Corp.	40,146	1,793,482
United Urban Investment Corp. (REIT)	302	336,802
USS Co. Ltd.	22,175	396,661
Welcia Holdings Co. Ltd.	9,422	414,249
West Japan Railway Co.(x)	16,321	806,680
Yakult Honsha Co. Ltd.	12,052	668,684
Yamada Holdings Co. Ltd.	65,652	327,364
Yamaha Corp.(x)	13,011	622,786
Yamaha Motor Co. Ltd.	28,752	418,071
Yamato Holdings Co. Ltd.	29,683	781,340
Yamazaki Baking Co. Ltd.	10,986	191,878
Yaskawa Electric Corp.	24,378	951,993
Yokogawa Electric Corp.	22,889	363,631
Yokohama Rubber Co. Ltd. (The)	12,535	178,409
Z Holdings Corp.	259,022	1,730,565
ZOZO, Inc.	9,851	274,749

		350,993,762

Jordan (0.0%)
Hikma Pharmaceuticals plc	16,025	536,736

Luxembourg (0.2%)
ArcelorMittal SA*	69,153	922,221
Eurofins Scientific SE(x)*	1,316	1,041,794
SES SA (FDR)	38,001	268,845

		2,232,860

Macau (0.2%)
Galaxy Entertainment Group Ltd.	212,216	1,436,355
Sands China Ltd.	244,151	950,063
SJM Holdings Ltd.	202,363	238,985
Wynn Macau Ltd.*	156,456	250,451

		2,875,854

Malta (0.0%)
BGP Holdings plc(r)*	810,676	—

Netherlands (3.7%)
ABN AMRO Bank NV (CVA)(m)	42,160	352,546
Adyen NV(m)*	1,814	3,342,943
Aegon NV	180,875	469,748
Akzo Nobel NV	19,070	1,931,312
Altice Europe NV, Class A*	57,816	276,898
Argenx SE*	4,414	1,134,403
ASML Holding NV	42,058	15,508,240
EXOR NV	10,939	595,272
Heineken Holding NV	11,667	907,982
Heineken NV	25,978	2,308,571
ING Groep NV	384,313	2,721,265
Just Eat Takeaway.com NV(m)(x)*	12,034	1,347,662
Koninklijke Ahold Delhaize NV	107,962	3,195,203
Koninklijke DSM NV	16,961	2,795,103
Koninklijke KPN NV	360,007	846,511
Koninklijke Philips NV*	90,145	4,246,753
Koninklijke Vopak NV	7,117	400,970
NN Group NV	28,055	1,053,796
Randstad NV*	11,227	585,824
Royal Dutch Shell plc, Class B	366,250	4,430,532
Royal Dutch Shell plc (London Stock Exchange), Class A	405,289	5,016,343
Wolters Kluwer NV	27,274	2,328,544

		55,796,421

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	74,470	758,473
Auckland International Airport Ltd.	116,663	565,257
Fisher & Paykel Healthcare Corp. Ltd.	57,784	1,271,931
Mercury NZ Ltd.	61,505	207,531
Meridian Energy Ltd.	117,362	382,825
Ryman Healthcare Ltd.	40,034	374,425
Spark New Zealand Ltd.	184,007	573,861

		4,134,303

Norway (0.5%)
DNB ASA	92,295	1,274,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Equinor ASA	98,976	$1,396,809
Gjensidige Forsikring ASA	18,831	382,274
Mowi ASA	41,881	742,937
Norsk Hydro ASA*	134,201	369,394
Orkla ASA	75,328	762,330
Schibsted ASA, Class B*	10,142	405,214
Telenor ASA	72,832	1,220,302
Yara International ASA	17,757	683,715

		7,237,725

Portugal (0.2%)
Banco Espirito Santo SA (Registered)(r)*	106,365	—
EDP - Energias de Portugal SA	271,949	1,336,647
Galp Energia SGPS SA	50,625	469,248
Jeronimo Martins SGPS SA	25,365	407,520

		2,213,415

Russia (0.0%)
Evraz plc	51,189	228,245

Singapore (0.9%)
Ascendas REIT (REIT)	308,126	735,602
CapitaLand Commercial Trust (REIT)	267,918	324,328
CapitaLand Ltd.	253,620	506,750
CapitaLand Mall Trust (REIT)	237,154	337,666
City Developments Ltd.	46,991	264,291
DBS Group Holdings Ltd.	178,748	2,629,084
Genting Singapore Ltd.	624,933	307,033
Jardine Cycle & Carriage Ltd.	10,093	133,876
Keppel Corp. Ltd.	145,673	477,821
Mapletree Commercial Trust (REIT)	215,347	308,185
Mapletree Logistics Trust (REIT)	244,888	367,870
Oversea-Chinese Banking Corp. Ltd.	329,066	2,044,401
Singapore Airlines Ltd.	140,564	359,281
Singapore Exchange Ltd.	80,867	544,184
Singapore Technologies Engineering Ltd.	152,435	388,477
Singapore Telecommunications Ltd.	792,835	1,236,792
Suntec REIT (REIT)	168,135	179,982
United Overseas Bank Ltd.	116,403	1,634,084
UOL Group Ltd.	49,111	240,539
Venture Corp. Ltd.	25,167	356,842

		13,377,088

South Africa (0.2%)
Anglo American plc	121,320	2,929,710

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA(x)	26,499	600,393
Aena SME SA(m)*	6,770	943,004
Amadeus IT Group SA	43,684	2,424,286
Banco Bilbao Vizcaya Argentaria SA	666,274	1,841,430
Banco Santander SA	1,651,672	3,077,000
Bankinter SA	67,757	291,531
CaixaBank SA	364,930	773,758
Cellnex Telecom SA(m)	31,499	1,914,376
Enagas SA	22,239	512,360
Endesa SA	30,763	822,749
Ferrovial SA	47,600	1,154,745
Grifols SA(x)	29,888	861,362
Iberdrola SA	587,021	7,224,958
Industria de Diseno Textil SA	107,798	2,997,077
Mapfre SA	103,161	161,532
Naturgy Energy Group SA	29,400	589,513
Red Electrica Corp. SA	43,593	817,955
Repsol SA	145,274	970,317
Siemens Gamesa Renewable Energy SA	22,802	614,598
Telefonica SA(x)	484,789	1,662,752

		30,255,696

Sweden (2.8%)
Alfa Laval AB*	30,181	666,111
Assa Abloy AB, Class B	99,790	2,329,204
Atlas Copco AB, Class A	66,474	3,163,710
Atlas Copco AB, Class B	38,540	1,605,698
Boliden AB	27,764	825,479
Electrolux AB(x)	22,859	532,799
Epiroc AB, Class A	63,845	926,669
Epiroc AB, Class B	38,921	541,320
EQT AB	22,802	441,303
Essity AB, Class B	60,462	2,043,061
Evolution Gaming Group AB(m)	12,627	834,647
Hennes & Mauritz AB, Class B(x)	78,207	1,348,960
Hexagon AB, Class B*	28,014	2,117,185
Husqvarna AB, Class B	42,051	463,017
ICA Gruppen AB(x)	9,425	479,124
Industrivarden AB, Class C*	16,571	441,558
Investment AB Latour, Class B	15,542	364,385
Investor AB, Class B	44,893	2,927,378
Kinnevik AB, Class B	24,426	988,753
L E Lundbergforetagen AB, Class B*	7,393	365,695
Lundin Energy AB	18,706	370,506
Nibe Industrier AB, Class B*	30,661	790,249
Sandvik AB*	110,262	2,150,892
Securitas AB, Class B*	32,084	491,019
Skandinaviska Enskilda Banken AB, Class A*	160,201	1,418,082
Skanska AB, Class B(x)	34,209	720,789
SKF AB, Class B	38,659	796,644
Svenska Cellulosa AB SCA, Class B(x)*	59,537	816,103
Svenska Handelsbanken AB, Class A*	153,251	1,287,100
Swedbank AB, Class A*	88,794	1,388,708
Swedish Match AB	16,072	1,311,282
Tele2 AB, Class B(x)	50,181	708,522
Telefonaktiebolaget LM Ericsson, Class B(x)	288,237	3,151,478
Telia Co. AB	238,173	979,456
Volvo AB, Class B*	146,206	2,808,119

		42,595,005

Switzerland (9.5%)
ABB Ltd. (Registered)	181,586	4,602,296
Adecco Group AG (Registered)	15,714	830,406
Alcon, Inc.*	48,553	2,756,550
Baloise Holding AG (Registered)	4,420	650,184
Banque Cantonale Vaudoise (Registered)(x)	3,108	315,067
Barry Callebaut AG (Registered)	305	678,156
Chocoladefabriken Lindt & Spruengli AG	109	919,963
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	889,946
Cie Financiere Richemont SA (Registered)	51,764	3,467,194
Clariant AG (Registered)	19,707	387,452
Coca-Cola HBC AG	20,219	499,798
Credit Suisse Group AG (Registered)	238,537	2,387,460
EMS-Chemie Holding AG (Registered)	828	742,939
Geberit AG (Registered)	3,693	2,188,213
Givaudan SA (Registered)	919	3,960,914
Julius Baer Group Ltd.	21,603	920,963
Kuehne + Nagel International AG (Registered)	5,404	1,047,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
LafargeHolcim Ltd. (Registered)*	51,392	$2,342,626
Logitech International SA (Registered)	15,837	1,225,523
Lonza Group AG (Registered)	7,335	4,527,751
Nestle SA (Registered)	294,107	34,892,588
Novartis AG (Registered)	219,430	19,068,745
Partners Group Holding AG	1,859	1,710,602
Roche Holding AG	69,432	23,754,577
Schindler Holding AG	3,930	1,073,025
Schindler Holding AG (Registered)	2,024	550,641
SGS SA (Registered)	599	1,605,547
Sika AG (Registered)	14,029	3,446,506
Sonova Holding AG (Registered)*	5,360	1,359,228
STMicroelectronics NV	63,419	1,938,547
Straumann Holding AG (Registered)	1,046	1,052,344
Swatch Group AG (The)	2,927	681,812
Swatch Group AG (The) (Registered)	5,501	246,978
Swiss Life Holding AG (Registered)*	3,134	1,184,095
Swiss Prime Site AG (Registered)	7,687	697,691
Swiss Re AG	28,888	2,138,173
Swisscom AG (Registered)	2,554	1,354,774
Temenos AG (Registered)	6,649	895,397
UBS Group AG (Registered)	360,996	4,030,039
Vifor Pharma AG	4,585	624,147
Zurich Insurance Group AG	14,920	5,187,471

		142,834,189

United Arab Emirates (0.0%)
NMC Health plc(r)*	3,282	—

United Kingdom (10.9%)
3i Group plc	94,465	1,212,605
Admiral Group plc	19,065	643,012
Ashtead Group plc	44,513	1,594,860
Associated British Foods plc	34,110	821,671
AstraZeneca plc	129,684	14,114,931
Auto Trader Group plc(m)	94,802	685,749
AVEVA Group plc	6,687	413,474
Aviva plc	384,768	1,414,863
BAE Systems plc	319,110	1,973,856
Barclays plc	1,697,614	2,136,213
Barratt Developments plc	101,769	622,250
Berkeley Group Holdings plc	12,336	671,128
BP plc	2,002,138	5,813,023
British American Tobacco plc	226,716	8,148,848
British Land Co. plc (The) (REIT)	88,555	385,004
BT Group plc	863,475	1,097,318
Bunzl plc	32,726	1,055,855
Burberry Group plc	41,169	824,293
CK Hutchison Holdings Ltd.	267,425	1,621,367
CNH Industrial NV*	103,217	802,162
Coca-Cola European Partners plc	20,390	791,336
Compass Group plc	175,360	2,632,359
Croda International plc	12,924	1,043,435
DCC plc	9,457	728,804
Diageo plc	230,969	7,912,586
Direct Line Insurance Group plc	137,273	477,837
Experian plc	89,942	3,365,705
Fiat Chrysler Automobiles NV*	110,308	1,350,428
GlaxoSmithKline plc	495,795	9,287,178
GVC Holdings plc	58,079	731,016
Halma plc	36,692	1,105,911
Hargreaves Lansdown plc	32,622	653,930
HSBC Holdings plc	2,012,597	7,818,786
Imperial Brands plc	93,828	1,653,892
Informa plc	151,363	733,887
InterContinental Hotels Group plc	16,800	882,017
Intertek Group plc	15,714	1,278,209
J Sainsbury plc	177,662	436,755
JD Sports Fashion plc	45,163	472,650
Johnson Matthey plc	19,547	591,107
Kingfisher plc	211,618	808,765
Land Securities Group plc (REIT)	70,514	474,810
Legal & General Group plc	590,056	1,430,012
Lloyds Banking Group plc	6,913,172	2,346,015
London Stock Exchange Group plc	31,285	3,579,029
M&G plc	259,208	530,515
Melrose Industries plc*	495,580	731,194
Mondi plc	46,660	981,983
National Grid plc	349,269	4,020,687
Natwest Group plc	486,083	663,706
Next plc	12,860	985,565
Ocado Group plc*	45,904	1,622,243
Pearson plc	72,344	511,640
Persimmon plc	32,165	1,021,606
Prudential plc	258,931	3,696,694
Reckitt Benckiser Group plc	70,188	6,842,853
RELX plc (London Stock Exchange)	98,120	2,171,880
RELX plc (Turquoise Stock Exchange)	92,157	2,055,279
Rentokil Initial plc	180,435	1,241,799
Rolls-Royce Holdings plc(x)*	192,116	318,775
RSA Insurance Group plc	103,343	601,167
Sage Group plc (The)	104,576	968,496
Schroders plc	12,175	424,312
Segro plc (REIT)	118,278	1,421,831
Severn Trent plc	23,968	753,617
Smith & Nephew plc	86,942	1,694,185
Smiths Group plc	37,353	656,698
Spirax-Sarco Engineering plc	7,432	1,056,647
SSE plc	102,604	1,597,410
St James’s Place plc	53,799	642,836
Standard Chartered plc	266,338	1,221,048
Standard Life Aberdeen plc	223,470	650,611
Taylor Wimpey plc	339,216	472,021
Tesco plc	963,942	2,642,732
Unilever NV	144,350	8,714,445
Unilever plc	115,476	7,115,393
United Utilities Group plc	67,523	746,666
Vodafone Group plc	2,632,618	3,492,645
Whitbread plc	20,514	559,527
Wm Morrison Supermarkets plc	239,493	525,730
WPP plc	118,952	928,986

		162,922,363

United States (0.3%)
CyberArk Software Ltd.*	3,815	394,547
Ferguson plc	22,410	2,254,813
James Hardie Industries plc (CHDI)	42,901	1,021,845
QIAGEN NV*	23,004	1,194,775
Tenaris SA	48,655	242,531

		5,108,511

Total Common Stocks (90.2%) (Cost $1,154,626,319)		1,352,890,090

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	15,000,000	15,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.2%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $10,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $10,200,002.(xx)	$10,000,000	$10,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $3,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $3,060,003.(xx)	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,696,845, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,750,777.(xx)	2,696,841	2,696,841
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,000,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $11,086,702.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $2,200,620, collateralized by various Common Stocks; total market value $2,445,556.(xx)	2,200,500	2,200,500
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $4,000,022, collateralized by various Common Stocks; total market value $4,445,159.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,300,008, collateralized by various Common Stocks; total market value $1,445,000.(xx)	1,300,000	1,300,000

Total Repurchase Agreements		33,197,341

Total Short-Term Investments (3.2%) (Cost $48,197,341)		48,197,341

Total Investments in Securities (93.4%) (Cost $1,202,823,660)		1,401,087,431
Other Assets Less Liabilities (6.6%)		98,596,032

Net Assets (100%)		$1,499,683,463

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $22,805,251 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $66,511,946. This was collateralized by $21,894,583 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/8/20-2/15/50 and by cash of $48,197,341 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Industrials	$204,872,227	13.7%
Financials	203,752,009	13.6
Health Care	194,343,356	13.0
Consumer Staples	161,155,206	10.7
Consumer Discretionary	160,605,451	10.7
Information Technology	116,764,009	7.8
Materials	103,243,900	6.9
Communication Services	74,106,757	4.9
Utilities	54,606,294	3.6
Real Estate	42,026,260	2.8
Energy	37,414,621	2.5
Repurchase Agreement	33,197,341	2.2
Investment Company	15,000,000	1.0
Cash and Other	98,596,032	6.6

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	190,090	5,725,421	255,519	(655,621)	(18,047)	(1,798,147)	3,509,125	140,048	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

					Value and
					Unrealized
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,500	12/2020	EUR	56,172,080	(2,277,959)
FTSE 100 Index	465	12/2020	GBP	35,049,745	(1,024,931)
MSCI EAFE E-Mini Index	35	12/2020	USD	3,243,100	(66,889)
SPI 200 Index	132	12/2020	AUD	13,713,752	(247,172)
TOPIX Index	225	12/2020	JPY	34,678,566	533,111

					(3,083,840)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
JPY	2,722,716,482	USD	25,640,046	HSBC Bank plc	12/18/2020	205,283
USD	1,277,453	AUD	1,782,454	HSBC Bank plc	12/18/2020	493
USD	48,456,908	EUR	40,978,807	HSBC Bank plc	12/18/2020	323,488

Total unrealized appreciation						529,264

AUD	19,608,310	USD	14,211,064	HSBC Bank plc	12/18/2020	(163,566)
GBP	22,133,138	USD	29,248,898	HSBC Bank plc	12/18/2020	(674,220)

Total unrealized depreciation						(837,786)

Net unrealized depreciation						(308,522)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Australia	$—	$101,160,648	$—		$101,160,648
Austria	—	2,123,437	—		2,123,437
Belgium	—	12,010,876	—		12,010,876
Chile	—	523,777	—		523,777
China	1,109,096	6,966,849	—		8,075,945
Denmark	1,186,865	33,237,260	—		34,424,125
Finland	—	16,686,392	—		16,686,392
France	567,120	139,778,284	—		140,345,404
Germany	—	129,110,827	—		129,110,827
Hong Kong	2,035,360	35,672,104	—		37,707,464
Ireland	317,621	9,498,483	—		9,816,104
Israel	3,617,086	3,937,974	—		7,555,060
Italy	589,580	26,488,568	—		27,078,148
Japan	—	350,993,762	—		350,993,762
Jordan	—	536,736	—		536,736
Luxembourg	—	2,232,860	—		2,232,860
Macau	—	2,875,854	—		2,875,854
Malta	—	—	—	(b)	— (b)
Netherlands	—	55,796,421	—		55,796,421
New Zealand	—	4,134,303	—		4,134,303
Norway	—	7,237,725	—		7,237,725
Portugal	—	2,213,415	—	(b)	2,213,415
Russia	—	228,245	—		228,245
Singapore	—	13,377,088	—		13,377,088
South Africa	—	2,929,710	—		2,929,710
Spain	—	30,255,696	—		30,255,696
Sweden	—	42,595,005	—		42,595,005
Switzerland	—	142,834,189	—		142,834,189
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	2,386,196	160,536,167	—		162,922,363
United States	394,547	4,713,964	—		5,108,511
Forward Currency Contracts	—	529,264	—		529,264
Futures	533,111	—	—		533,111
Short-Term Investments
Investment Company	15,000,000	—	—		15,000,000
Repurchase Agreements	—	33,197,341	—		33,197,341

Total Assets	$27,736,582	$1,374,413,224	$—		$1,402,149,806

Liabilities:
Forward Currency Contracts	$—	$(837,786)	$—		$(837,786)
Futures	(3,616,951)	—	—		(3,616,951)

Total Liabilities	$(3,616,951)	$(837,786)	$—		$(4,454,737)

Total	$24,119,631	$1,373,575,438	$—		$1,397,695,069

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,789,458
Aggregate gross unrealized depreciation	(305,618,942)

Net unrealized appreciation	$181,170,516

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,216,524,553

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	2,041,289	$58,197,149
CenturyLink, Inc.	269,234	2,716,571
Verizon Communications, Inc.	1,185,693	70,536,877

		131,450,597

Entertainment (1.9%)
Activision Blizzard, Inc.	221,783	17,953,334
Electronic Arts, Inc.*	83,134	10,841,505
Live Nation Entertainment, Inc.*	40,536	2,184,080
Netflix, Inc.*	126,570	63,288,797
Take-Two Interactive Software, Inc.*	32,346	5,344,206
Walt Disney Co. (The)	518,124	64,288,826

		163,900,748

Interactive Media & Services (5.0%)
Alphabet, Inc., Class A*	86,194	126,325,926
Alphabet, Inc., Class C*	84,319	123,915,202
Facebook, Inc., Class A*	690,268	180,781,189
Twitter, Inc.*	230,081	10,238,605

		441,260,922

Media (1.2%)
Charter Communications, Inc., Class A*	42,923	26,798,546
Comcast Corp., Class A	1,305,876	60,409,824
Discovery, Inc., Class A(x)*	46,991	1,022,994
Discovery, Inc., Class C*	85,490	1,675,604
DISH Network Corp., Class A*	72,978	2,118,551
Fox Corp., Class A	96,345	2,681,281
Fox Corp., Class B	41,444	1,159,189
Interpublic Group of Cos., Inc. (The)	109,631	1,827,549
News Corp., Class A	115,016	1,612,524
News Corp., Class B	31,926	446,326
Omnicom Group, Inc.	62,491	3,093,304
ViacomCBS, Inc.(x)	164,855	4,617,589

		107,463,281

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	166,468	19,037,280

Total Communication Services		863,112,828

Consumer Discretionary (10.5%)
Auto Components (0.1%)
Aptiv plc	79,199	7,260,964
BorgWarner, Inc.	58,819	2,278,648

		9,539,612

Automobiles (0.2%)
Ford Motor Co.	1,123,577	7,483,023
General Motors Co.	363,169	10,746,171

		18,229,194

Distributors (0.1%)
Genuine Parts Co.	42,152	4,011,606
LKQ Corp.*	79,246	2,197,491

		6,209,097

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.(x)	150,631	2,286,579
Chipotle Mexican Grill, Inc.*	8,025	9,980,773
Darden Restaurants, Inc.	37,122	3,739,670
Domino’s Pizza, Inc.	11,575	4,922,616
Hilton Worldwide Holdings, Inc.	78,355	6,685,249
Las Vegas Sands Corp.	95,595	4,460,463
Marriott International, Inc., Class A	75,541	6,993,586
McDonald’s Corp.	213,168	46,788,244
MGM Resorts International	117,444	2,554,407
Norwegian Cruise Line Holdings Ltd.(x)*	78,388	1,341,219
Royal Caribbean Cruises Ltd.	53,235	3,445,901
Starbucks Corp.	333,943	28,692,382
Wynn Resorts Ltd.(x)	27,016	1,940,019
Yum! Brands, Inc.	86,359	7,884,577

		131,715,685

Household Durables (0.4%)
DR Horton, Inc.	95,327	7,209,581
Garmin Ltd.	42,785	4,058,585
Leggett & Platt, Inc.	36,749	1,512,956
Lennar Corp., Class A	79,771	6,515,695
Mohawk Industries, Inc.*	15,887	1,550,412
Newell Brands, Inc.	105,241	1,805,936
NVR, Inc.*	995	4,062,705
PulteGroup, Inc.	77,355	3,580,763
Whirlpool Corp.	17,112	3,146,726

		33,443,359

Internet & Direct Marketing Retail (4.8%)
Amazon.com, Inc.*	122,141	384,589,031
Booking Holdings, Inc.*	11,785	20,160,364
eBay, Inc.	190,065	9,902,386
Etsy, Inc.*	34,238	4,164,368
Expedia Group, Inc.	37,853	3,470,742

		422,286,891

Leisure Products (0.0%)
Hasbro, Inc.	35,735	2,955,999

Multiline Retail (0.5%)
Dollar General Corp.	71,235	14,932,281
Dollar Tree, Inc.*	67,666	6,180,612
Target Corp.	143,891	22,651,321

		43,764,214

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	18,989	2,914,812
AutoZone, Inc.*	6,835	8,049,169
Best Buy Co., Inc.	67,282	7,487,814
CarMax, Inc.*	46,622	4,285,028
Gap, Inc. (The)	60,072	1,023,026
Home Depot, Inc. (The)	308,783	85,752,127
L Brands, Inc.	71,312	2,268,435
Lowe’s Cos., Inc.	217,485	36,072,062
O’Reilly Automotive, Inc.*	21,363	9,850,052
Ross Stores, Inc.	102,005	9,519,107
Tiffany & Co.	30,089	3,485,811
TJX Cos., Inc. (The)	345,114	19,205,594
Tractor Supply Co.	33,569	4,811,780
Ulta Beauty, Inc.*	16,830	3,769,583

		198,494,400

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	109,805	1,729,429
NIKE, Inc., Class B	356,903	44,805,603
PVH Corp.	22,555	1,345,180
Ralph Lauren Corp.	15,803	1,074,130
Tapestry, Inc.	77,118	1,205,354
Under Armour, Inc., Class A*	53,133	596,684
Under Armour, Inc., Class C*	41,947	412,758
VF Corp.	90,014	6,323,483

		57,492,621

Total Consumer Discretionary		924,131,072

Consumer Staples (6.3%)
Beverages (1.5%)
Brown-Forman Corp., Class B	50,957	3,838,081
Coca-Cola Co. (The)	1,107,673	54,685,816
Constellation Brands, Inc., Class A	48,285	9,150,490
Molson Coors Beverage Co., Class B	55,578	1,865,198
Monster Beverage Corp.*	106,814	8,566,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	397,071	$55,034,040

		133,140,108

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	126,561	44,929,155
Kroger Co. (The)	223,495	7,578,715
Sysco Corp.	146,400	9,109,008
Walgreens Boots Alliance, Inc.	204,042	7,329,189
Walmart, Inc.	398,199	55,712,022

		124,658,089

Food Products (1.0%)
Archer-Daniels-Midland Co.	159,274	7,404,648
Campbell Soup Co.	58,082	2,809,426
Conagra Brands, Inc.	144,775	5,169,915
General Mills, Inc.	174,664	10,773,276
Hershey Co. (The)	42,157	6,042,784
Hormel Foods Corp.	83,008	4,058,261
J M Smucker Co. (The)	31,538	3,643,270
Kellogg Co.	73,960	4,777,077
Kraft Heinz Co. (The)	185,900	5,567,705
Lamb Weston Holdings, Inc.	40,966	2,714,817
McCormick & Co., Inc. (Non- Voting)	35,367	6,864,735
Mondelez International, Inc., Class A	407,415	23,405,992
Tyson Foods, Inc., Class A	83,505	4,966,877

		88,198,783

Household Products (1.7%)
Church & Dwight Co., Inc.	72,714	6,814,029
Clorox Co. (The)	35,956	7,556,873
Colgate-Palmolive Co.	244,194	18,839,567
Kimberly-Clark Corp.	98,341	14,521,032
Procter & Gamble Co. (The)	714,856	99,357,835

		147,089,336

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	64,803	14,143,255

Tobacco (0.6%)
Altria Group, Inc.	534,667	20,659,533
Philip Morris International, Inc.	448,189	33,609,693

		54,269,226

Total Consumer Staples		561,498,797

Energy (1.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	183,454	2,438,104
Halliburton Co.	250,995	3,024,490
National Oilwell Varco, Inc.	106,765	967,291
Schlumberger NV	394,956	6,145,515
TechnipFMC plc	129,378	816,375

		13,391,775

Oil, Gas & Consumable Fuels (1.7%)
Apache Corp.	113,601	1,075,801
Cabot Oil & Gas Corp.	111,754	1,940,049
Chevron Corp.	534,292	38,469,024
Concho Resources, Inc.	55,363	2,442,615
ConocoPhillips	308,250	10,122,930
Devon Energy Corp.	102,447	969,149
Diamondback Energy, Inc.	45,514	1,370,882
EOG Resources, Inc.	166,444	5,981,997
Exxon Mobil Corp.	1,210,743	41,564,807
Hess Corp.	80,359	3,289,094
HollyFrontier Corp.	45,067	888,271
Kinder Morgan, Inc.	559,154	6,894,369
Marathon Oil Corp.	217,998	891,612
Marathon Petroleum Corp.	185,682	5,447,910
Noble Energy, Inc.	121,876	1,042,040
Occidental Petroleum Corp.	240,315	2,405,553
ONEOK, Inc.	128,470	3,337,651
Phillips 66	124,084	6,432,514
Pioneer Natural Resources Co.	45,969	3,952,874
Valero Energy Corp.	116,183	5,033,048
Williams Cos., Inc. (The)	346,561	6,809,924

		150,362,114

Total Energy		163,753,889

Financials (8.7%)
Banks (3.0%)
Bank of America Corp.	2,189,702	52,749,921
Citigroup, Inc.	598,430	25,798,317
Citizens Financial Group, Inc.	117,722	2,976,012
Comerica, Inc.	39,673	1,517,492
Fifth Third Bancorp	198,380	4,229,462
First Republic Bank	49,681	5,418,210
Huntington Bancshares, Inc.	307,550	2,820,234
JPMorgan Chase & Co.	875,680	84,301,714
KeyCorp	285,834	3,410,000
M&T Bank Corp.	36,970	3,404,567
People’s United Financial, Inc.	121,505	1,252,717
PNC Financial Services Group, Inc. (The)‡	121,542	13,358,681
Regions Financial Corp.	267,295	3,081,911
SVB Financial Group*	14,724	3,542,889
Truist Financial Corp.	387,704	14,752,137
US Bancorp	393,411	14,103,784
Wells Fargo & Co.	1,182,611	27,803,185
Zions Bancorp NA	48,743	1,424,270

		265,945,503

Capital Markets (2.3%)
Ameriprise Financial, Inc.	34,667	5,342,531
Bank of New York Mellon Corp. (The)	238,196	8,179,651
BlackRock, Inc.‡	40,691	22,931,413
Cboe Global Markets, Inc.	30,347	2,662,646
Charles Schwab Corp. (The)	336,470	12,190,308
CME Group, Inc.	103,151	17,258,194
E*TRADE Financial Corp.	62,639	3,135,082
Franklin Resources, Inc.	80,305	1,634,207
Goldman Sachs Group, Inc. (The)	98,688	19,833,327
Intercontinental Exchange, Inc.	161,016	16,109,651
Invesco Ltd.	115,093	1,313,211
MarketAxess Holdings, Inc.	10,607	5,108,225
Moody’s Corp.	46,322	13,426,432
Morgan Stanley	344,139	16,639,121
MSCI, Inc.	23,740	8,469,957
Nasdaq, Inc.	33,326	4,089,433
Northern Trust Corp.	59,833	4,665,179
Raymond James Financial, Inc.	33,289	2,422,108
S&P Global, Inc.	69,246	24,970,108
State Street Corp.	100,035	5,935,076
T. Rowe Price Group, Inc.	65,337	8,377,510

		204,693,370

Consumer Finance (0.4%)
American Express Co.	187,327	18,779,532
Capital One Financial Corp.	130,785	9,398,210
Discover Financial Services	88,523	5,114,859
Synchrony Financial	158,709	4,153,414

		37,446,015

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	568,715	121,102,172

Insurance (1.6%)
Aflac, Inc.	190,230	6,914,861
Allstate Corp. (The)	90,255	8,496,606
American International Group, Inc.	248,269	6,834,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Aon plc, Class A	66,461	$13,710,904
Arthur J Gallagher & Co.	55,227	5,830,867
Assurant, Inc.	16,938	2,054,749
Chubb Ltd.	129,860	15,079,343
Cincinnati Financial Corp.	43,670	3,404,950
Everest Re Group Ltd.	10,803	2,134,025
Globe Life, Inc.	26,454	2,113,675
Hartford Financial Services Group, Inc. (The)	99,342	3,661,746
Lincoln National Corp.	49,068	1,537,300
Loews Corp.	69,062	2,399,905
Marsh & McLennan Cos., Inc.	144,726	16,600,072
MetLife, Inc.	221,387	8,228,955
Principal Financial Group, Inc.	77,087	3,104,293
Progressive Corp. (The)	168,285	15,931,541
Prudential Financial, Inc.	115,333	7,325,952
Travelers Cos., Inc. (The)	72,560	7,850,266
Unum Group	50,728	853,752
W R Berkley Corp.	38,836	2,374,821
Willis Towers Watson plc	36,853	7,695,643

		144,139,072

Total Financials		773,326,132

Health Care (12.9%)
Biotechnology (1.9%)
AbbVie, Inc.	507,137	44,420,130
Alexion Pharmaceuticals, Inc.*	63,006	7,209,777
Amgen, Inc.	168,176	42,743,612
Biogen, Inc.*	45,449	12,892,972
Gilead Sciences, Inc.	360,627	22,788,020
Incyte Corp.*	53,577	4,808,000
Regeneron Pharmaceuticals, Inc.*	30,017	16,802,916
Vertex Pharmaceuticals, Inc.*	74,657	20,315,663

		171,981,090

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	506,870	55,162,662
ABIOMED, Inc.*	12,698	3,518,108
Align Technology, Inc.*	20,432	6,688,619
Baxter International, Inc.	143,393	11,531,665
Becton Dickinson and Co.	83,225	19,364,793
Boston Scientific Corp.*	412,325	15,754,938
Cooper Cos., Inc. (The)	13,648	4,601,014
Danaher Corp.	181,131	39,002,938
Dentsply Sirona, Inc.	62,664	2,740,297
DexCom, Inc.*	27,469	11,323,546
Edwards Lifesciences Corp.*	178,827	14,273,971
Hologic, Inc.*	74,397	4,945,169
IDEXX Laboratories, Inc.*	24,527	9,641,809
Intuitive Surgical, Inc.*	33,590	23,833,449
Medtronic plc	386,285	40,142,737
ResMed, Inc.	41,459	7,107,316
STERIS plc	23,743	4,183,279
Stryker Corp.	94,054	19,598,032
Teleflex, Inc.	13,806	4,699,839
Varian Medical Systems, Inc.*	25,687	4,418,164
West Pharmaceutical Services, Inc.	21,745	5,977,700
Zimmer Biomet Holdings, Inc.	59,054	8,039,612

		316,549,657

Health Care Providers & Services (2.4%)
AmerisourceBergen Corp.	41,164	3,989,615
Anthem, Inc.	71,689	19,254,948
Cardinal Health, Inc.	87,300	4,098,735
Centene Corp.*	166,697	9,723,436
Cigna Corp.	104,773	17,749,594
CVS Health Corp.	376,413	21,982,519
DaVita, Inc.*	23,828	2,040,868
HCA Healthcare, Inc.	76,024	9,478,672
Henry Schein, Inc.*	41,609	2,445,777
Humana, Inc.	38,064	15,754,309
Laboratory Corp. of America Holdings*	27,540	5,184,956
McKesson Corp.	46,120	6,868,652
Quest Diagnostics, Inc.	38,136	4,366,191
UnitedHealth Group, Inc.	273,020	85,119,445
Universal Health Services, Inc., Class B	22,692	2,428,498

		210,486,215

Health Care Technology (0.1%)
Cerner Corp.	89,249	6,451,810

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	88,836	8,967,106
Bio-Rad Laboratories, Inc., Class A*	6,029	3,107,708
Illumina, Inc.*	41,583	12,852,474
IQVIA Holdings, Inc.*	54,915	8,656,251
Mettler-Toledo International, Inc.*	6,723	6,492,737
PerkinElmer, Inc.	32,035	4,020,713
Thermo Fisher Scientific, Inc.	113,692	50,197,292
Waters Corp.*	17,951	3,512,652

		97,806,933

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	647,009	39,008,173
Catalent, Inc.*	47,125	4,036,728
Eli Lilly and Co.	227,799	33,718,808
Johnson & Johnson	755,473	112,474,820
Merck & Co., Inc.	726,278	60,244,760
Mylan NV*	144,179	2,138,175
Perrigo Co. plc	36,606	1,680,581
Pfizer, Inc.	1,592,050	58,428,235
Zoetis, Inc.	136,730	22,611,040

		334,341,320

Total Health Care		1,137,617,025

Industrials (7.5%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	152,237	25,158,687
General Dynamics Corp.	66,947	9,267,473
Howmet Aerospace, Inc.	120,856	2,020,712
Huntington Ingalls Industries, Inc.	11,534	1,623,410
L3Harris Technologies, Inc.	62,146	10,554,877
Lockheed Martin Corp.	70,410	26,986,745
Northrop Grumman Corp.	44,615	14,075,586
Raytheon Technologies Corp.	438,238	25,216,215
Teledyne Technologies, Inc.*	10,432	3,236,111
Textron, Inc.	63,609	2,295,649
TransDigm Group, Inc.	15,552	7,389,066

		127,824,531

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	38,999	3,985,308
Expeditors International of Washington, Inc.	49,603	4,490,064
FedEx Corp.	69,227	17,411,975
United Parcel Service, Inc., Class B	202,667	33,770,402

		59,657,749

Airlines (0.2%)
Alaska Air Group, Inc.	32,718	1,198,460
American Airlines Group, Inc.(x)	146,032	1,794,733
Delta Air Lines, Inc.	183,141	5,600,452
Southwest Airlines Co.	169,146	6,342,975
United Airlines Holdings, Inc.*	83,536	2,902,876

		17,839,496

Building Products (0.4%)
A O Smith Corp.	38,334	2,024,035
Allegion plc	26,596	2,630,610

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Carrier Global Corp.	232,896	$7,112,644
Fortune Brands Home & Security, Inc.	39,546	3,421,520
Ingersoll-Rand plc	68,708	8,330,845
Johnson Controls International plc	213,535	8,722,905
Masco Corp.	75,614	4,168,600

		36,411,159

Commercial Services & Supplies (0.4%)
Cintas Corp.	24,957	8,306,438
Copart, Inc.*	58,482	6,149,967
Republic Services, Inc.	61,969	5,784,806
Rollins, Inc.	42,579	2,307,356
Waste Management, Inc.	111,785	12,650,709

		35,199,276

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	37,378	3,467,557
Quanta Services, Inc.	38,770	2,049,382

		5,516,939

Electrical Equipment (0.4%)
AMETEK, Inc.	65,354	6,496,188
Eaton Corp. plc	115,481	11,782,526
Emerson Electric Co.	169,454	11,111,099
Rockwell Automation, Inc.	33,128	7,310,687

		36,700,500

Industrial Conglomerates (1.0%)
3M Co.	165,579	26,522,444
General Electric Co.	2,521,072	15,706,279
Honeywell International, Inc.	200,832	33,058,955
Roper Technologies, Inc.	30,080	11,884,909

		87,172,587

Machinery (1.5%)
Caterpillar, Inc.	155,832	23,242,343
Cummins, Inc.	42,383	8,949,594
Deere & Co.	90,173	19,985,042
Dover Corp.	40,208	4,356,135
Flowserve Corp.	32,221	879,311
Fortive Corp.	96,703	7,369,736
IDEX Corp.	22,512	4,106,414
Illinois Tool Works, Inc.	82,842	16,005,903
Ingersoll Rand, Inc.*	107,267	3,818,705
Otis Worldwide Corp.	116,669	7,282,479
PACCAR, Inc.	99,502	8,485,530
Parker-Hannifin Corp.	36,793	7,444,696
Pentair plc	44,348	2,029,808
Snap-on, Inc.	15,193	2,235,346
Stanley Black & Decker, Inc.	45,838	7,434,923
Westinghouse Air Brake Technologies Corp.	50,817	3,144,556
Xylem, Inc.	53,431	4,494,616

		131,265,137

Professional Services (0.3%)
Equifax, Inc.	34,484	5,410,540
IHS Markit Ltd.	107,035	8,403,318
Nielsen Holdings plc	106,687	1,512,822
Robert Half International, Inc.	35,664	1,888,052
Verisk Analytics, Inc.	46,750	8,663,242

		25,877,974

Road & Rail (0.9%)
CSX Corp.	217,734	16,911,400
JB Hunt Transport Services, Inc.	23,638	2,987,371
Kansas City Southern	26,636	4,816,588
Norfolk Southern Corp.	72,759	15,569,698
Old Dominion Freight Line, Inc.	27,245	4,929,165
Union Pacific Corp.	194,276	38,247,116

		83,461,338

Trading Companies & Distributors (0.2%)
Fastenal Co.	164,367	7,411,308
United Rentals, Inc.*	20,623	3,598,714
WW Grainger, Inc.	13,342	4,760,025

		15,770,047

Total Industrials		662,696,733

Information Technology (25.5%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	16,252	3,363,026
Cisco Systems, Inc.	1,213,545	47,801,537
F5 Networks, Inc.*	17,896	2,197,092
Juniper Networks, Inc.	89,656	1,927,604
Motorola Solutions, Inc.	48,870	7,663,305

		62,952,564

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	85,155	9,219,732
CDW Corp.	40,668	4,861,046
Corning, Inc.	218,679	7,087,386
FLIR Systems, Inc.	39,418	1,413,135
IPG Photonics Corp.*	9,503	1,615,225
Keysight Technologies, Inc.*	52,961	5,231,488
TE Connectivity Ltd.	93,696	9,157,847
Zebra Technologies Corp., Class A*	15,203	3,838,149

		42,424,008

IT Services (5.1%)
Accenture plc, Class A	182,372	41,214,248
Akamai Technologies, Inc.*	48,047	5,311,115
Automatic Data Processing, Inc.	123,633	17,245,567
Broadridge Financial Solutions, Inc.	33,114	4,371,048
Cognizant Technology Solutions Corp., Class A	154,498	10,725,251
DXC Technology Co.	80,448	1,435,997
Fidelity National Information Services, Inc.	177,784	26,171,583
Fiserv, Inc.*	159,527	16,439,257
FleetCor Technologies, Inc.*	23,563	5,610,350
Gartner, Inc.*	25,487	3,184,601
Global Payments, Inc.	86,128	15,294,610
International Business Machines Corp.	255,419	31,076,830
Jack Henry & Associates, Inc.	22,266	3,620,229
Leidos Holdings, Inc.	36,612	3,263,960
Mastercard, Inc., Class A	253,488	85,722,037
Paychex, Inc.	91,150	7,271,036
PayPal Holdings, Inc.*	336,602	66,320,692
VeriSign, Inc.*	29,252	5,992,272
Visa, Inc., Class A	484,010	96,787,480
Western Union Co. (The)	111,047	2,379,737

		449,437,900

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Micro Devices, Inc.*	337,130	27,641,289
Analog Devices, Inc.	106,086	12,384,480
Applied Materials, Inc.	259,879	15,449,806
Broadcom, Inc.	115,787	42,183,520
Intel Corp.	1,223,250	63,339,885
KLA Corp.	44,515	8,624,336
Lam Research Corp.	41,818	13,873,121
Maxim Integrated Products, Inc.	75,824	5,126,461
Microchip Technology, Inc.	72,431	7,443,010
Micron Technology, Inc.*	315,654	14,823,112
NVIDIA Corp.	177,104	95,852,227
Qorvo, Inc.*	31,639	4,081,747
QUALCOMM, Inc.	323,800	38,104,784
Skyworks Solutions, Inc.	49,011	7,131,100
Teradyne, Inc.	47,606	3,782,773
Texas Instruments, Inc.	262,540	37,488,087
Xilinx, Inc.	69,418	7,236,132

		404,565,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (8.3%)
Adobe, Inc.*	137,641	$67,503,276
ANSYS, Inc.*	24,645	8,064,583
Autodesk, Inc.*	63,135	14,584,816
Cadence Design Systems, Inc.*	80,534	8,587,340
Citrix Systems, Inc.	35,442	4,880,718
Fortinet, Inc.*	38,948	4,588,464
Intuit, Inc.	75,095	24,496,740
Microsoft Corp.	2,172,252	456,889,763
NortonLifeLock, Inc.	170,607	3,555,450
Oracle Corp.	554,961	33,131,172
Paycom Software, Inc.*	13,775	4,288,158
salesforce.com, Inc.*	261,216	65,648,805
ServiceNow, Inc.*	54,913	26,632,805
Synopsys, Inc.*	43,396	9,285,876
Tyler Technologies, Inc.*	11,446	3,989,618

		736,127,584

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	4,614,772	534,436,745
Hewlett Packard Enterprise Co.	361,880	3,390,816
HP, Inc.	393,986	7,481,794
NetApp, Inc.	62,003	2,718,212
Seagate Technology plc	61,629	3,036,461
Western Digital Corp.	88,353	3,229,302
Xerox Holdings Corp.	43,664	819,573

		555,112,903

Total Information Technology		2,250,620,829

Materials (2.4%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	63,543	18,926,918
Albemarle Corp.	30,362	2,710,719
Celanese Corp.	35,199	3,782,133
CF Industries Holdings, Inc.	59,095	1,814,807
Corteva, Inc.	212,313	6,116,738
Dow, Inc.	213,566	10,048,280
DuPont de Nemours, Inc.	211,404	11,728,694
Eastman Chemical Co.	39,800	3,109,176
Ecolab, Inc.	71,144	14,217,417
FMC Corp.	36,245	3,838,708
International Flavors & Fragrances, Inc.	29,712	3,638,234
Linde plc	151,137	35,990,254
LyondellBasell Industries NV, Class A	71,882	5,066,962
Mosaic Co. (The)	97,561	1,782,440
PPG Industries, Inc.	67,820	8,279,466
Sherwin-Williams Co. (The)	23,600	16,443,064

		147,494,010

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	18,503	4,354,866
Vulcan Materials Co.	37,468	5,078,413

		9,433,279

Containers & Packaging (0.3%)
Amcor plc	438,659	4,847,182
Avery Dennison Corp.	23,885	3,053,458
Ball Corp.	93,603	7,780,281
International Paper Co.	110,192	4,467,184
Packaging Corp. of America	27,151	2,960,817
Sealed Air Corp.	43,517	1,688,895
Westrock Co.	74,848	2,600,219

		27,398,036

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	413,555	6,468,000
Newmont Corp.	231,161	14,667,166
Nucor Corp.	88,276	3,960,061

		25,095,227

Total Materials		209,420,552

Real Estate (2.4%)
Equity Real Estate Investment Trusts (REITs) (2.3%)
Alexandria Real Estate Equities, Inc. (REIT)	33,691	5,390,560
American Tower Corp. (REIT)	127,561	30,835,321
Apartment Investment and Management Co. (REIT), Class A	42,441	1,431,110
AvalonBay Communities, Inc. (REIT)	41,284	6,165,353
Boston Properties, Inc. (REIT)	39,842	3,199,313
Crown Castle International Corp. (REIT)	121,316	20,199,114
Digital Realty Trust, Inc. (REIT)	77,199	11,329,725
Duke Realty Corp. (REIT)	107,503	3,966,861
Equinix, Inc. (REIT)	25,471	19,361,271
Equity Residential (REIT)	98,680	5,065,244
Essex Property Trust, Inc. (REIT)	18,245	3,663,414
Extra Space Storage, Inc. (REIT)	37,033	3,962,161
Federal Realty Investment Trust (REIT)	18,933	1,390,440
Healthpeak Properties, Inc. (REIT)	155,527	4,222,558
Host Hotels & Resorts, Inc. (REIT)	203,128	2,191,751
Iron Mountain, Inc. (REIT)	77,273	2,070,144
Kimco Realty Corp. (REIT)	116,042	1,306,633
Mid-America Apartment Communities, Inc. (REIT)	31,815	3,688,949
Prologis, Inc. (REIT)	212,589	21,390,705
Public Storage (REIT)	44,330	9,873,178
Realty Income Corp. (REIT)	97,812	5,942,079
Regency Centers Corp. (REIT)	42,684	1,622,846
SBA Communications Corp. (REIT)	32,123	10,230,533
Simon Property Group, Inc. (REIT)	86,949	5,623,861
SL Green Realty Corp. (REIT)	21,525	998,114
UDR, Inc. (REIT)	84,740	2,763,371
Ventas, Inc. (REIT)	104,819	4,398,205
Vornado Realty Trust (REIT)	43,496	1,466,250
Welltower, Inc. (REIT)	119,779	6,598,625
Weyerhaeuser Co. (REIT)	213,741	6,095,893

		206,443,582

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	98,832	4,642,139

Total Real Estate		211,085,721

Utilities (2.7%)
Electric Utilities (1.7%)
Alliant Energy Corp.	71,629	3,699,638
American Electric Power Co., Inc.	142,762	11,667,938
Duke Energy Corp.	211,492	18,729,731
Edison International	106,293	5,403,936
Entergy Corp.	57,054	5,621,531
Evergy, Inc.	68,029	3,457,234
Eversource Energy	99,778	8,336,452
Exelon Corp.	281,024	10,049,418
FirstEnergy Corp.	153,094	4,395,329
NextEra Energy, Inc.	140,054	38,873,388
NRG Energy, Inc.	68,071	2,092,503
Pinnacle West Capital Corp.	31,487	2,347,356
PPL Corp.	219,459	5,971,479
Southern Co. (The)	304,186	16,492,965
Xcel Energy, Inc.	151,127	10,429,274

		147,568,172

Gas Utilities (0.0%)
Atmos Energy Corp.	35,491	3,392,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	190,153	$3,443,671

Multi-Utilities (0.9%)
Ameren Corp.	69,743	5,515,276
CenterPoint Energy, Inc.	155,536	3,009,622
CMS Energy Corp.	80,691	4,955,234
Consolidated Edison, Inc.	95,277	7,412,551
Dominion Energy, Inc.	241,535	19,064,358
DTE Energy Co.	55,229	6,353,544
NiSource, Inc.	109,452	2,407,944
Public Service Enterprise Group, Inc.	145,486	7,988,636
Sempra Energy	82,410	9,754,048
WEC Energy Group, Inc.	90,738	8,792,512

		75,253,725

Water Utilities (0.1%)
American Water Works Co., Inc.	52,038	7,539,265

Total Utilities		237,197,418

Total Common Stocks (90.5%) (Cost $3,872,997,040)		7,994,460,996

SHORT-TERM INVESTMENTS:
Investment Company (3.4%)
JPMorgan Prime Money Market Fund, IM Shares	296,891,123	297,098,946

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,658,954, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,692,130.(xx)	1,658,951	1,658,951
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $400,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $443,468.(xx)	400,000	400,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		3,158,951

Total Short-Term Investments (3.4%) (Cost $300,317,751)		300,257,897

Total Investments in Securities (93.9%) (Cost $4,173,314,791)		8,294,718,893
Other Assets Less Liabilities (6.1%)		542,938,908

Net Assets (100%)		$8,837,657,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)

All or a portion of security is on loan at September 30, 2020. (xx) At September 30, 2020, the Portfolio had loaned securities with a total value of $9,174,902. This was collateralized by $6,569,226 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20 - 2/15/50 and by cash of $3,158,951 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	121,542	22,626,116	251,235	(2,592,078)	566,761	(7,493,353)	13,358,681	461,365	—
Capital Markets
BlackRock, Inc.	40,691	19,017,644	5,962,413	(4,849,206)	686,921	2,113,641	22,931,413	112,570	—

Total		41,643,760	6,213,648	(7,441,284)	1,253,682	(5,379,712)	36,290,094	573,935	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	5,048	12/2020	USD	846,044,800	6,349,967

					6,349,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$863,112,828	$—	$—	$863,112,828
Consumer Discretionary	924,131,072	—	—	924,131,072
Consumer Staples	561,498,797	—	—	561,498,797
Energy	163,753,889	—	—	163,753,889
Financials	773,326,132	—	—	773,326,132
Health Care	1,137,617,025	—	—	1,137,617,025
Industrials	662,696,733	—	—	662,696,733
Information Technology	2,250,620,829	—	—	2,250,620,829
Materials	209,420,552	—	—	209,420,552
Real Estate	211,085,721	—	—	211,085,721
Utilities	237,197,418	—	—	237,197,418
Futures	6,349,967	—	—	6,349,967
Short-Term Investments
Investment Company	297,098,946	—	—	297,098,946
Repurchase Agreements	—	3,158,951	—	3,158,951

Total Assets	$8,297,909,909	$3,158,951	$—	$8,301,068,860

Total Liabilities	$—	$—	$—	$—

Total	$8,297,909,909	$3,158,951	$—	$8,301,068,860

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,592,909,847
Aggregate gross unrealized depreciation	(477,939,202)

Net unrealized appreciation	$4,114,970,645

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,186,098,215

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.6%)
Entertainment (0.2%)
Cinemark Holdings, Inc.	42,260	$422,600
World Wrestling Entertainment, Inc., Class A	18,382	743,920

		1,166,520

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	37,801	740,522
Yelp, Inc.*	27,100	544,439

		1,284,961

Media (1.1%)
AMC Networks, Inc., Class A(x)*	16,025	395,978
Cable One, Inc.	2,132	4,019,737
John Wiley & Sons, Inc., Class A	17,185	544,936
New York Times Co. (The), Class A	56,833	2,431,884
TEGNA, Inc.	86,119	1,011,898

		8,404,433

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	39,283	724,378

Total Communication Services		11,580,292

Consumer Discretionary (14.3%)
Auto Components (1.3%)
Adient plc*	36,948	640,309
Dana, Inc.	56,886	700,835
Delphi Technologies plc*	34,004	568,207
Fox Factory Holding Corp.*	16,316	1,212,768
Gentex Corp.	96,874	2,494,505
Goodyear Tire & Rubber Co. (The)	91,622	702,741
Lear Corp.	21,553	2,350,355
Visteon Corp.*	10,954	758,236

		9,427,956

Automobiles (0.5%)
Harley-Davidson, Inc.	60,316	1,480,155
Thor Industries, Inc.	21,702	2,067,332

		3,547,487

Distributors (0.7%)
Pool Corp.	15,749	5,268,671

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc.*	20,503	503,144
Graham Holdings Co., Class B	1,638	661,932
Grand Canyon Education, Inc.*	18,643	1,490,321
H&R Block, Inc.	76,072	1,239,213
Service Corp. International	69,528	2,932,691
Strategic Education, Inc.	9,589	877,106
WW International, Inc.*	18,473	348,586

		8,052,993

Hotels, Restaurants & Leisure (3.9%)
Boyd Gaming Corp.	31,593	969,589
Caesars Entertainment, Inc.*	78,531	4,402,448
Choice Hotels International, Inc.	11,382	978,397
Churchill Downs, Inc.	13,967	2,288,074
Cracker Barrel Old Country Store, Inc.	9,330	1,069,778
Dunkin’ Brands Group, Inc.	32,426	2,656,014
Jack in the Box, Inc.	8,931	708,317
Marriott Vacations Worldwide Corp.	16,165	1,467,944
Papa John’s International, Inc.	12,934	1,064,209
Penn National Gaming, Inc.*	56,691	4,121,436
Scientific Games Corp., Class A*	22,003	768,125
Six Flags Entertainment Corp.	29,676	602,423
Texas Roadhouse, Inc.	25,719	1,563,458
Wendy’s Co. (The)	70,750	1,577,371
Wingstop, Inc.	11,632	1,589,513
Wyndham Destinations, Inc.	33,556	1,032,182
Wyndham Hotels & Resorts, Inc.	36,547	1,845,623

		28,704,901

Household Durables (1.6%)
Helen of Troy Ltd.*	9,972	1,929,781
KB Home	34,707	1,332,402
Taylor Morrison Home Corp., Class A*	51,037	1,255,000
Tempur Sealy International, Inc.*	18,905	1,686,137
Toll Brothers, Inc.	45,348	2,206,634
TopBuild Corp.*	13,018	2,222,042
TRI Pointe Group, Inc.*	51,242	929,530

		11,561,526

Internet & Direct Marketing Retail (0.4%)
Grubhub, Inc.*	36,394	2,632,378

Leisure Products (0.8%)
Brunswick Corp.	31,167	1,836,048
Mattel, Inc.(x)*	136,477	1,596,781
Polaris, Inc.	22,692	2,140,763

		5,573,592

Multiline Retail (0.5%)
Kohl’s Corp.	62,035	1,149,508
Nordstrom, Inc.(x)	42,640	508,269
Ollie’s Bargain Outlet Holdings, Inc.*	22,385	1,955,330

		3,613,107

Specialty Retail (2.6%)
Aaron’s, Inc.	26,445	1,498,109
American Eagle Outfitters, Inc.(x)	58,611	868,029
AutoNation, Inc.*	23,034	1,219,190
Dick’s Sporting Goods, Inc.	25,711	1,488,153
Five Below, Inc.*	21,975	2,790,825
Foot Locker, Inc.	41,080	1,356,872
Lithia Motors, Inc., Class A	8,826	2,011,798
Murphy USA, Inc.*	10,687	1,370,822
RH*	6,083	2,327,477
Sally Beauty Holdings, Inc.*	44,439	386,175
Urban Outfitters, Inc.*	26,951	560,850
Williams-Sonoma, Inc.	30,636	2,770,720

		18,649,020

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	17,179	1,487,358
Columbia Sportswear Co.	11,964	1,040,629
Deckers Outdoor Corp.*	11,045	2,430,010
Skechers USA, Inc., Class A*	53,817	1,626,350

		6,584,347

Total Consumer Discretionary		103,615,978

Consumer Staples (3.6%)
Beverages (0.4%)
Boston Beer Co., Inc. (The), Class A*	3,591	3,172,146

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club Holdings, Inc.*	54,294	2,255,915
Casey’s General Stores, Inc.	14,543	2,583,564
Grocery Outlet Holding Corp.*	32,823	1,290,600
Sprouts Farmers Market, Inc.*	46,447	972,136

		7,102,215

Food Products (1.8%)
Darling Ingredients, Inc.*	63,576	2,290,643
Flowers Foods, Inc.	77,477	1,885,015
Hain Celestial Group, Inc. (The)*	32,850	1,126,755
Ingredion, Inc.	26,422	1,999,617
Lancaster Colony Corp.	7,689	1,374,793
Pilgrim’s Pride Corp.*	19,237	287,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	24,791	$2,132,026
Sanderson Farms, Inc.	7,809	921,228
Tootsie Roll Industries, Inc.(x)	7,000	216,300
TreeHouse Foods, Inc.*	22,250	901,793

		13,136,052

Household Products (0.1%)
Energizer Holdings, Inc.	22,928	897,402

Personal Products (0.3%)
Coty, Inc., Class A	111,438	300,883
Edgewell Personal Care Co.*	21,414	597,022
Nu Skin Enterprises, Inc., Class A	20,258	1,014,723

		1,912,628

Total Consumer Staples		26,220,443

Energy (1.0%)
Energy Equipment & Services (0.1%)
ChampionX Corp.*	72,968	583,014

Oil, Gas & Consumable Fuels (0.9%)
Antero Midstream Corp.	113,232	608,056
Cimarex Energy Co.	40,209	978,285
CNX Resources Corp.*	88,361	834,128
EQT Corp.	100,959	1,305,400
Equitrans Midstream Corp.	159,612	1,350,318
Murphy Oil Corp.(x)	56,721	505,951
World Fuel Services Corp.	24,946	528,606
WPX Energy, Inc.*	159,655	782,309

		6,893,053

Total Energy		7,476,067

Financials (12.3%)
Banks (4.8%)
Associated Banc-Corp.	60,265	760,544
BancorpSouth Bank	38,073	737,855
Bank of Hawaii Corp.	15,758	796,094
Bank OZK	47,685	1,016,644
Cathay General Bancorp	29,562	640,904
CIT Group, Inc.	38,617	683,907
Commerce Bancshares, Inc.	39,529	2,225,087
Cullen/Frost Bankers, Inc.	22,006	1,407,284
East West Bancorp, Inc.	55,663	1,822,407
First Financial Bankshares, Inc.(x)	55,830	1,558,215
First Horizon National Corp.	217,951	2,055,278
FNB Corp.	127,239	862,680
Fulton Financial Corp.	63,556	592,978
Glacier Bancorp, Inc.	37,569	1,204,086
Hancock Whitney Corp.	34,012	639,766
Home BancShares, Inc.	59,792	906,447
International Bancshares Corp.	21,857	569,593
PacWest Bancorp	45,794	782,162
Pinnacle Financial Partners, Inc.	29,818	1,061,223
Prosperity Bancshares, Inc.	36,487	1,891,121
Signature Bank	21,099	1,751,006
Sterling Bancorp	76,565	805,464
Synovus Financial Corp.	58,045	1,228,813
TCF Financial Corp.	59,916	1,399,638
Texas Capital Bancshares, Inc.*	19,916	619,985
Trustmark Corp.	24,944	534,051
UMB Financial Corp.	17,038	835,032
Umpqua Holdings Corp.	86,583	919,511
United Bankshares, Inc.	51,050	1,096,044
Valley National Bancorp	158,963	1,088,897
Webster Financial Corp.	35,517	938,004
Wintrust Financial Corp.	22,668	907,853

		34,338,573

Capital Markets (2.3%)
Affiliated Managers Group, Inc.	18,331	1,253,474
Eaton Vance Corp.	44,936	1,714,308
Evercore, Inc., Class A	15,993	1,046,902
FactSet Research Systems, Inc.	14,969	5,012,819
Federated Hermes, Inc., Class B	37,596	808,690
Interactive Brokers Group, Inc., Class A	31,124	1,504,223
Janus Henderson Group plc	59,334	1,288,734
SEI Investments Co.	47,755	2,422,134
Stifel Financial Corp.	27,007	1,365,474

		16,416,758

Consumer Finance (0.5%)
FirstCash, Inc.	16,293	932,122
LendingTree, Inc.(x)*	3,114	955,655
Navient Corp.	76,339	645,065
SLM Corp.	147,430	1,192,709

		3,725,551

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	85,317	1,535,706

Insurance (4.0%)
Alleghany Corp.	5,643	2,936,899
American Financial Group, Inc.	28,207	1,889,305
Brighthouse Financial, Inc.*	36,738	988,620
Brown & Brown, Inc.	92,592	4,191,640
CNO Financial Group, Inc.	55,812	895,224
First American Financial Corp.	44,025	2,241,313
Genworth Financial, Inc., Class A*	201,130	673,786
Hanover Insurance Group, Inc. (The)	14,841	1,382,884
Kemper Corp.	24,187	1,616,417
Mercury General Corp.	10,458	432,647
Old Republic International Corp.	111,679	1,646,148
Primerica, Inc.	15,554	1,759,780
Reinsurance Group of America, Inc.	26,736	2,545,000
RenaissanceRe Holdings Ltd.	20,173	3,424,165
RLI Corp.	15,537	1,300,913
Selective Insurance Group, Inc.	23,577	1,213,980

		29,138,721

Thrifts & Mortgage Finance (0.5%)
Essent Group Ltd.	44,577	1,649,795
New York Community Bancorp, Inc.	182,439	1,508,770
Washington Federal, Inc.	29,785	621,315

		3,779,880

Total Financials		88,935,189

Health Care (10.0%)
Biotechnology (1.2%)
Arrowhead Pharmaceuticals, Inc.*	40,229	1,732,261
Emergent BioSolutions, Inc.*	17,712	1,830,181
Exelixis, Inc.*	122,037	2,983,804
Ligand Pharmaceuticals, Inc.(x)*	6,331	603,471
United Therapeutics Corp.*	17,539	1,771,439

		8,921,156

Health Care Equipment & Supplies (3.0%)
Avanos Medical, Inc.*	18,772	623,606
Cantel Medical Corp.	14,768	648,906
Globus Medical, Inc., Class A*	29,726	1,472,031
Haemonetics Corp.*	19,972	1,742,557
Hill-Rom Holdings, Inc.	26,260	2,192,972
ICU Medical, Inc.*	7,664	1,400,673
Integra LifeSciences Holdings Corp.*	27,874	1,316,210
LivaNova plc*	19,142	865,410
Masimo Corp.*	19,898	4,697,122
NuVasive, Inc.*	20,142	978,297
Penumbra, Inc.*	13,218	2,569,315

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	15,037	$3,298,817

		21,805,916

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	35,046	1,033,156
Amedisys, Inc.*	12,739	3,011,882
Chemed Corp.	6,270	3,011,794
Encompass Health Corp.	39,198	2,547,086
HealthEquity, Inc.*	30,265	1,554,713
LHC Group, Inc.*	12,451	2,646,585
MEDNAX, Inc.*	33,659	547,969
Molina Healthcare, Inc.*	23,379	4,279,292
Patterson Cos., Inc.	34,155	823,306
Tenet Healthcare Corp.*	41,416	1,015,106

		20,470,889

Life Sciences Tools & Services (2.3%)
Bio-Techne Corp.	15,188	3,762,523
Charles River Laboratories International, Inc.*	19,572	4,432,079
Medpace Holdings, Inc.*	10,726	1,198,631
PRA Health Sciences, Inc.*	25,232	2,559,534
Repligen Corp.*	19,196	2,832,178
Syneos Health, Inc.*	27,491	1,461,422

		16,246,367

Pharmaceuticals (0.7%)
Jazz Pharmaceuticals plc*	21,746	3,100,762
Nektar Therapeutics*	70,553	1,170,474
Prestige Consumer Healthcare, Inc.*	19,775	720,206

		4,991,442

Total Health Care		72,435,770

Industrials (15.9%)
Aerospace & Defense (0.9%)
Axon Enterprise, Inc.*	24,959	2,263,781
Curtiss-Wright Corp.	16,371	1,526,760
Hexcel Corp.	32,859	1,102,419
Mercury Systems, Inc.*	22,049	1,707,916

		6,600,876

Air Freight & Logistics (0.4%)
XPO Logistics, Inc.*	36,007	3,048,353

Airlines (0.2%)
JetBlue Airways Corp.*	107,398	1,216,819

Building Products (1.6%)
Builders FirstSource, Inc.*	45,899	1,497,225
Lennox International, Inc.	13,697	3,733,939
Owens Corning	42,560	2,928,554
Trex Co., Inc.*	45,586	3,263,958

		11,423,676

Commercial Services & Supplies (1.9%)
Brink’s Co. (The)	19,887	817,157
Clean Harbors, Inc.*	20,141	1,128,500
Healthcare Services Group, Inc.	29,305	630,937
Herman Miller, Inc.	23,217	700,225
HNI Corp.	16,807	527,404
IAA, Inc.*	52,795	2,749,035
KAR Auction Services, Inc.	50,708	730,195
MSA Safety, Inc.	14,254	1,912,459
Stericycle, Inc.*	36,021	2,271,484
Tetra Tech, Inc.	21,202	2,024,791

		13,492,187

Construction & Engineering (1.0%)
AECOM*	63,142	2,641,861
Dycom Industries, Inc.*	12,542	662,468
EMCOR Group, Inc.	21,701	1,469,375
Fluor Corp.	49,144	432,959
MasTec, Inc.*	22,109	933,000
Valmont Industries, Inc.	8,412	1,044,602

		7,184,265

Electrical Equipment (2.3%)
Acuity Brands, Inc.	15,602	1,596,865
EnerSys	16,753	1,124,461
Generac Holdings, Inc.*	24,731	4,788,911
Hubbell, Inc.	21,357	2,922,492
nVent Electric plc	66,880	1,183,107
Regal Beloit Corp.	15,932	1,495,537
Sunrun, Inc.*	49,895	3,845,407

		16,956,780

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	21,521	2,633,525

Machinery (4.3%)
AGCO Corp.	24,198	1,797,185
Colfax Corp.*	39,738	1,246,184
Crane Co.	19,449	974,978
Donaldson Co., Inc.	49,721	2,308,049
Graco, Inc.	65,560	4,022,106
ITT, Inc.	33,903	2,001,972
Kennametal, Inc.	32,607	943,647
Lincoln Electric Holdings, Inc.	23,412	2,154,840
Middleby Corp. (The)*	21,896	1,964,290
Nordson Corp.	21,193	4,065,241
Oshkosh Corp.	26,801	1,969,874
Terex Corp.	27,272	527,986
Timken Co. (The)	26,644	1,444,638
Toro Co. (The)	42,209	3,543,446
Trinity Industries, Inc.	35,083	684,118
Woodward, Inc.	22,877	1,833,820

		31,482,374

Marine (0.1%)
Kirby Corp.*	23,646	855,276

Professional Services (1.0%)
ASGN, Inc.*	20,747	1,318,679
CoreLogic, Inc.	31,204	2,111,575
FTI Consulting, Inc.*	14,386	1,524,484
Insperity, Inc.	14,230	931,923
ManpowerGroup, Inc.	22,865	1,676,691

		7,563,352

Road & Rail (0.9%)
Avis Budget Group, Inc.*	20,375	536,270
Knight-Swift Transportation Holdings, Inc.	49,743	2,024,540
Landstar System, Inc.	15,113	1,896,530
Ryder System, Inc.	21,225	896,544
Werner Enterprises, Inc.	22,860	959,892

		6,313,776

Trading Companies & Distributors (0.9%)
GATX Corp.	13,779	878,411
MSC Industrial Direct Co., Inc., Class A	17,923	1,134,167
Univar Solutions, Inc.*	66,627	1,124,664
Watsco, Inc.	12,911	3,006,843

		6,144,085

Total Industrials		114,915,344

Information Technology (14.1%)
Communications Equipment (0.9%)
Ciena Corp.*	60,498	2,401,166
InterDigital, Inc.	12,128	692,024
Lumentum Holdings, Inc.*	29,606	2,224,299
NetScout Systems, Inc.*	28,428	620,583
ViaSat, Inc.*	25,255	868,519

		6,806,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.4%)
Arrow Electronics, Inc.*	30,447	$2,394,961
Avnet, Inc.	38,890	1,004,918
Belden, Inc.	17,592	547,463
Cognex Corp.	68,368	4,450,757
Coherent, Inc.*	9,545	1,058,827
II-VI, Inc.*	40,781	1,654,077
Jabil, Inc.	53,390	1,829,141
Littelfuse, Inc.	9,613	1,704,770
National Instruments Corp.	51,799	1,849,224
SYNNEX Corp.	16,221	2,271,913
Trimble, Inc.*	98,302	4,787,307
Vishay Intertechnology, Inc.	52,059	810,559

		24,363,917

IT Services (1.8%)
Alliance Data Systems Corp.	18,798	789,140
CACI International, Inc., Class A*	9,880	2,106,021
KBR, Inc.	55,898	1,249,879
LiveRamp Holdings, Inc.*	25,931	1,342,448
MAXIMUS, Inc.	24,145	1,651,759
Perspecta, Inc.	53,607	1,042,656
Sabre Corp.	122,864	799,845
Science Applications International Corp.	22,849	1,791,819
WEX, Inc.*	17,307	2,405,154

		13,178,721

Semiconductors & Semiconductor Equipment (4.3%)
Cabot Microelectronics Corp.	11,431	1,632,461
Cirrus Logic, Inc.*	22,997	1,551,147
Cree, Inc.*	43,259	2,757,329
Enphase Energy, Inc.*	49,574	4,094,317
First Solar, Inc.*	33,354	2,208,035
MKS Instruments, Inc.	21,713	2,371,711
Monolithic Power Systems, Inc.	16,601	4,641,805
Semtech Corp.*	25,555	1,353,393
Silicon Laboratories, Inc.*	17,248	1,687,717
SolarEdge Technologies, Inc.*	19,724	4,701,215
Synaptics, Inc.*	13,457	1,082,212
Universal Display Corp.	16,865	3,048,180

		31,129,522

Software (3.6%)
ACI Worldwide, Inc.*	45,838	1,197,747
Blackbaud, Inc.	19,517	1,089,634
CDK Global, Inc.	47,863	2,086,348
Ceridian HCM Holding, Inc.*	51,281	4,238,375
CommVault Systems, Inc.*	18,280	745,824
Fair Isaac Corp.*	11,424	4,859,541
j2 Global, Inc.*	17,619	1,219,587
Manhattan Associates, Inc.*	25,017	2,388,873
Paylocity Holding Corp.*	14,623	2,360,445
PTC, Inc.*	41,160	3,404,755
Qualys, Inc.*	13,285	1,302,063
Teradata Corp.*	42,798	971,515

		25,864,707

Technology Hardware, Storage & Peripherals (0.1%)
NCR Corp.*	50,382	1,115,457

Total Information Technology		102,458,915

Materials (5.2%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	21,437	1,520,312
Avient Corp.	36,003	952,639
Cabot Corp.	22,257	801,920
Chemours Co. (The)	64,719	1,353,274
Ingevity Corp.*	16,316	806,663
Minerals Technologies, Inc.	13,433	686,426
NewMarket Corp.	2,871	982,801
Olin Corp.	56,146	695,087
RPM International, Inc.	51,159	4,238,012
Scotts Miracle-Gro Co. (The)	16,021	2,449,771
Sensient Technologies Corp.	16,731	966,048
Valvoline, Inc.	72,723	1,384,646

		16,837,599

Construction Materials (0.2%)
Eagle Materials, Inc.	16,427	1,417,979

Containers & Packaging (1.0%)
AptarGroup, Inc.	25,403	2,875,620
Greif, Inc., Class A	10,578	383,029
O-I Glass, Inc.	61,801	654,473
Silgan Holdings, Inc.	30,896	1,136,046
Sonoco Products Co.	39,390	2,011,647

		7,060,815

Metals & Mining (1.5%)
Commercial Metals Co.	46,878	936,622
Compass Minerals International, Inc.	13,366	793,272
Reliance Steel & Aluminum Co.	25,118	2,563,041
Royal Gold, Inc.	25,792	3,099,425
Steel Dynamics, Inc.	78,723	2,253,839
United States Steel Corp.(x)	86,780	636,965
Worthington Industries, Inc.	14,183	578,383

		10,861,547

Paper & Forest Products (0.2%)
Domtar Corp.	21,813	573,028
Louisiana-Pacific Corp.	44,212	1,304,696

		1,877,724

Total Materials		38,055,664

Real Estate (8.4%)
Equity Real Estate Investment Trusts (REITs) (8.1%)
American Campus Communities, Inc. (REIT)	54,080	1,888,473
Brixmor Property Group, Inc. (REIT)	117,068	1,368,525
Camden Property Trust (REIT)	38,447	3,421,014
CoreSite Realty Corp. (REIT)	16,749	1,991,121
Corporate Office Properties Trust (REIT)	44,161	1,047,499
Cousins Properties, Inc. (REIT)	58,483	1,672,029
CyrusOne, Inc. (REIT)	46,100	3,228,383
Douglas Emmett, Inc. (REIT)	64,887	1,628,664
EastGroup Properties, Inc. (REIT)	15,460	1,999,442
EPR Properties (REIT)	29,347	807,042
First Industrial Realty Trust, Inc. (REIT)	50,102	1,994,060
GEO Group, Inc. (The) (REIT)	47,788	541,916
Healthcare Realty Trust, Inc. (REIT)	53,381	1,607,836
Highwoods Properties, Inc. (REIT)	40,873	1,372,107
Hudson Pacific Properties, Inc. (REIT)	60,582	1,328,563
JBG SMITH Properties (REIT)	44,240	1,182,978
Kilroy Realty Corp. (REIT)	41,303	2,146,104
Lamar Advertising Co. (REIT), Class A	33,943	2,246,008
Life Storage, Inc. (REIT)	18,477	1,945,074
Macerich Co. (The) (REIT)(x)	44,087	299,351
Medical Properties Trust, Inc. (REIT)	208,228	3,671,060
National Retail Properties, Inc. (REIT)	68,126	2,351,028
Omega Healthcare Investors, Inc. (REIT)	89,646	2,684,001
Park Hotels & Resorts, Inc. (REIT)	92,837	927,442
Pebblebrook Hotel Trust (REIT)	51,544	645,846
Physicians Realty Trust (REIT)	81,914	1,467,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	26,388	$1,110,935
PS Business Parks, Inc. (REIT)	7,897	966,514
Rayonier, Inc. (REIT)	53,866	1,424,217
Rexford Industrial Realty, Inc. (REIT)	48,690	2,228,054
Sabra Health Care REIT, Inc. (REIT)	81,056	1,117,357
Service Properties Trust (REIT)	64,755	514,802
Spirit Realty Capital, Inc. (REIT)	40,728	1,374,570
STORE Capital Corp. (REIT)	89,756	2,462,007
Taubman Centers, Inc. (REIT)	24,305	809,113
Urban Edge Properties (REIT)	43,235	420,244
Weingarten Realty Investors (REIT)	47,416	804,175

		58,694,634

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	20,378	1,949,360

Total Real Estate		60,643,994

Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	20,450	1,058,083
Hawaiian Electric Industries, Inc.	42,922	1,426,727
IDACORP, Inc.	19,866	1,587,293
OGE Energy Corp.	78,761	2,362,042
PNM Resources, Inc.	31,371	1,296,564

		7,730,709

Gas Utilities (1.2%)
National Fuel Gas Co.	35,834	1,454,502
New Jersey Resources Corp.	37,765	1,020,410
ONE Gas, Inc.	20,792	1,434,856
Southwest Gas Holdings, Inc.	22,017	1,389,273
Spire, Inc.	20,278	1,078,790
UGI Corp.	82,054	2,706,141

		9,083,972

Multi-Utilities (0.6%)
Black Hills Corp.	24,625	1,317,191
MDU Resources Group, Inc.	79,248	1,783,080
NorthWestern Corp.	19,957	970,709

		4,070,980

Water Utilities (0.5%)
Essential Utilities, Inc.	88,056	3,544,254

Total Utilities		24,429,915

Total Common Stocks (89.8%) (Cost $568,840,807)		650,767,571

SHORT-TERM INVESTMENTS:
Investment Company (4.5%)
JPMorgan Prime Money Market Fund, IM Shares	32,685,497	32,708,377

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,728,409, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,762,975.(xx)	1,728,406	1,728,406
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $400,002, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $443,468.(xx)	400,000	400,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $400,022, collateralized by various Common Stocks; total market value $444,545.(xx)	400,000	400,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,258.(xx)	200,000	200,000

Total Repurchase Agreements		3,128,406

Total Short-Term Investments (4.9%) (Cost $35,832,979)		35,836,783

Total Investments in Securities (94.7%) (Cost $604,673,786)		686,604,354
Other Assets Less Liabilities (5.3%)		38,474,591

Net Assets (100%)		$725,078,945

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $5,120,158. This was collateralized by $2,166,361 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $3,128,406 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	403	12/2020	USD	74,792,770	170,938

					170,938

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,580,292	$—	$—	$11,580,292
Consumer Discretionary	102,546,200	1,069,778	—	103,615,978
Consumer Staples	26,220,443	—	—	26,220,443
Energy	7,476,067	—	—	7,476,067
Financials	88,935,189	—	—	88,935,189
Health Care	72,435,770	—	—	72,435,770
Industrials	114,915,344	—	—	114,915,344
Information Technology	102,458,915	—	—	102,458,915
Materials	37,672,635	383,029	—	38,055,664
Real Estate	60,643,994	—	—	60,643,994
Utilities	24,429,915	—	—	24,429,915
Futures	170,938	—	—	170,938
Short-Term Investments
Investment Company	32,708,377	—	—	32,708,377
Repurchase Agreements	—	3,128,406	—	3,128,406

Total Assets	$682,194,079	$4,581,213	$—	$686,775,292

Total Liabilities	$—	$—	$—	$—

Total	$682,194,079	$4,581,213	$—	$686,775,292

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$159,563,991
Aggregate gross unrealized depreciation	(78,242,972)

Net unrealized appreciation	$81,321,019

Federal income tax cost of investments in securities and derivative instruments, if applicable	$605,454,273

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.8%)
Alaska Communications Systems Group, Inc.	93,592	$187,184
Anterix, Inc.*	18,908	618,481
ATN International, Inc.	22,443	1,125,292
Bandwidth, Inc., Class A*	35,909	6,268,634
Cincinnati Bell, Inc.*	80,972	1,214,580
Cogent Communications Holdings, Inc.	76,818	4,612,921
Consolidated Communications Holdings, Inc.*	130,724	743,819
IDT Corp., Class B*	27,939	183,839
Iridium Communications, Inc.*	213,503	5,461,407
Liberty Latin America Ltd., Class A*	86,237	711,455
Liberty Latin America Ltd., Class C(x)*	295,915	2,408,748
Ooma, Inc.*	39,961	521,491
ORBCOMM, Inc.(x)*	152,084	517,085
Vonage Holdings Corp.*	432,952	4,429,099

		29,004,035

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	105,077	494,913
Cinemark Holdings, Inc.(x)	197,459	1,974,590
Eros STX Global Corp.(x)*	257,764	569,658
Gaia, Inc.*	16,882	165,950
Glu Mobile, Inc.*	270,418	2,075,458
IMAX Corp.*	97,663	1,168,050
Liberty Media Corp.-Liberty Braves, Class A*	21,066	439,858
Liberty Media Corp.-Liberty Braves, Class C*	67,129	1,410,380
LiveXLive Media, Inc.(x)*	78,149	202,797
Marcus Corp. (The)	43,904	339,378

		8,841,032

Interactive Media & Services (0.3%)
Cargurus, Inc.*	159,739	3,455,154
Cars.com, Inc.*	129,833	1,049,051
DHI Group, Inc.*	85,481	193,187
Eventbrite, Inc., Class A(x)*	115,125	1,249,106
EverQuote, Inc., Class A*	24,201	935,127
Liberty TripAdvisor Holdings, Inc., Class A*	159,141	275,314
QuinStreet, Inc.*	86,540	1,370,794
TrueCar, Inc.*	208,632	1,043,160
Yelp, Inc.*	127,411	2,559,687

		12,130,580

Media (0.6%)
AMC Networks, Inc., Class A*	67,705	1,672,991
Boston Omaha Corp., Class A*	22,127	354,032
Cardlytics, Inc.(x)*	47,694	3,365,766
Central European Media Enterprises Ltd., Class A*	173,165	725,561
comScore, Inc.*	112,678	229,863
Daily Journal Corp.(x)*	2,157	521,994
Emerald Holding, Inc.	41,121	83,887
Entercom Communications Corp., Class A	259,898	418,436
Entravision Communications Corp., Class A	104,453	158,769
EW Scripps Co. (The), Class A	106,619	1,219,721
Fluent, Inc.*	71,278	176,769
Gannett Co., Inc.(x)	196,803	255,844
Gray Television, Inc.*	150,869	2,077,466
Hemisphere Media Group, Inc.*	29,423	255,686
iHeartMedia, Inc., Class A(x)*	98,270	797,952
Loral Space & Communications, Inc.	25,720	470,676
Meredith Corp.	71,418	937,004
MSG Networks, Inc., Class A*	80,254	768,031
National CineMedia, Inc.	127,034	344,897
Saga Communications, Inc., Class A	5,924	117,769
Scholastic Corp.	53,821	1,129,703
Sinclair Broadcast Group, Inc., Class A(x)	73,316	1,409,867
TechTarget, Inc.*	42,917	1,886,631
TEGNA, Inc.	397,244	4,667,617
Tribune Publishing Co.	23,987	279,688
WideOpenWest, Inc.*	104,288	541,255

		24,867,875

Wireless Telecommunication Services (0.2%)
Boingo Wireless, Inc.*	78,154	796,780
Gogo, Inc.(x)*	107,354	991,951
Shenandoah Telecommunications Co.	90,053	4,001,505
Spok Holdings, Inc.	29,994	285,243

		6,075,479

Total Communication Services		80,919,001

Consumer Discretionary (12.2%)
Auto Components (1.2%)
Adient plc*	163,878	2,840,006
American Axle & Manufacturing Holdings, Inc.*	206,808	1,193,282
Cooper Tire & Rubber Co.	93,661	2,969,054
Cooper-Standard Holdings, Inc.*	33,125	437,581
Dana, Inc.	268,364	3,306,244
Dorman Products, Inc.*	48,329	4,367,975
Fox Factory Holding Corp.*	75,204	5,589,913
Gentherm, Inc.*	62,094	2,539,645
Goodyear Tire & Rubber Co. (The)	433,071	3,321,655
LCI Industries	46,075	4,897,312
Modine Manufacturing Co.*	100,465	627,906
Motorcar Parts of America, Inc.*	37,728	587,048
Standard Motor Products, Inc.	38,618	1,724,294
Stoneridge, Inc.*	48,649	893,682
Tenneco, Inc., Class A*	85,130	590,802
Visteon Corp.*	51,225	3,545,795
Workhorse Group, Inc.(x)*	171,691	4,340,348
XPEL, Inc.(m)*	31,806	829,500

		44,602,042

Automobiles (0.1%)
Winnebago Industries, Inc.	57,118	2,951,287

Distributors (0.1%)
Core-Mark Holding Co., Inc.	83,918	2,427,748
Funko, Inc., Class A(x)*	54,035	312,863
Greenlane Holdings, Inc., Class A(x)*	38,276	85,738
Weyco Group, Inc.	10,215	165,176

		2,991,525

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	98,864	2,426,123
American Public Education, Inc.*	27,958	788,136
Aspen Group, Inc.(x)*	35,558	397,183
Carriage Services, Inc.	34,078	760,280
Collectors Universe, Inc.	17,512	866,669
Franchise Group, Inc.	37,819	959,090
Houghton Mifflin Harcourt Co.*	158,915	274,923
K12, Inc.*	71,364	1,879,728
Laureate Education, Inc., Class A*	199,323	2,647,009
OneSpaWorld Holdings Ltd.(x)	90,401	587,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Perdoceo Education Corp.*	124,214	$1,520,379
Regis Corp.*	46,528	285,682
Strategic Education, Inc.	44,024	4,026,875
Universal Technical Institute, Inc.*	56,114	285,059
Vivint Smart Home, Inc.(x)*	129,876	2,218,282
WW International, Inc.*	90,234	1,702,716

		21,625,740

Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc.(x)*	77,653	831,664
BBX Capital Corp.*	19,704	263,837
Biglari Holdings, Inc., Class B*	1,603	142,683
BJ’s Restaurants, Inc.	40,998	1,206,981
Bloomin’ Brands, Inc.	162,588	2,482,719
Bluegreen Vacations Corp.	10,411	51,014
Boyd Gaming Corp.	151,231	4,641,279
Brinker International, Inc.	83,700	3,575,664
Caesars Entertainment, Inc.*	255,099	14,300,850
Carrols Restaurant Group, Inc.*	62,672	404,234
Century Casinos, Inc.*	42,325	231,941
Cheesecake Factory, Inc. (The)(x)	75,729	2,100,722
Churchill Downs, Inc.	70,010	11,469,038
Chuy’s Holdings, Inc.*	35,773	700,435
Cracker Barrel Old Country Store, Inc.	43,514	4,989,315
Dave & Buster’s Entertainment, Inc.(x)	77,308	1,171,989
Del Taco Restaurants, Inc.*	49,690	407,458
Denny’s Corp.*	108,390	1,083,900
Dine Brands Global, Inc.	29,406	1,605,274
El Pollo Loco Holdings, Inc.*	30,581	495,412
Everi Holdings, Inc.*	150,871	1,244,686
Fiesta Restaurant Group, Inc.*	34,492	323,190
GAN Ltd.(x)*	15,214	257,117
Golden Entertainment, Inc.*	28,524	394,487
Hilton Grand Vacations, Inc.*	150,890	3,165,672
International Game Technologyplc(x)	173,661	1,932,847
Jack in the Box, Inc.	41,875	3,321,106
Kura Sushi USA, Inc., Class A(x)*	5,614	73,543
Lindblad Expeditions Holdings, Inc.*	49,402	420,411
Marriott Vacations Worldwide Corp.	74,085	6,727,659
Monarch Casino & Resort, Inc.*	22,274	993,420
Nathan’s Famous, Inc.	4,778	244,873
Noodles & Co.*	64,380	442,291
Papa John’s International, Inc.	60,508	4,978,598
Penn National Gaming, Inc.*	278,921	20,277,557
PlayAGS, Inc.*	66,249	234,521
RCI Hospitality Holdings, Inc.(x)	14,678	299,431
Red Robin Gourmet Burgers, Inc.(x)*	21,777	286,585
Red Rock Resorts, Inc., Class A	121,670	2,080,557
Ruth’s Hospitality Group, Inc.	60,127	665,005
Scientific Games Corp., Class A*	102,704	3,585,397
SeaWorld Entertainment, Inc.*	95,153	1,876,417
Shake Shack, Inc., Class A(x)*	64,460	4,156,381
Target Hospitality Corp.(x)*	54,694	66,727
Texas Roadhouse, Inc.	120,601	7,331,335
Twin River Worldwide Holdings, Inc.	35,015	919,844
Wingstop, Inc.	54,121	7,395,635

		125,851,701

Household Durables (2.2%)
Beazer Homes USA, Inc.*	48,295	637,494
Casper Sleep, Inc.(x)*	42,611	306,373
Cavco Industries, Inc.*	16,479	2,971,329
Century Communities, Inc.*	53,263	2,254,623
Ethan Allen Interiors, Inc.	36,213	490,324
GoPro, Inc., Class A*	243,818	1,104,496
Green Brick Partners, Inc.*	39,518	636,240
Hamilton Beach Brands Holding Co., Class A	11,274	219,279
Helen of Troy Ltd.*	46,526	9,003,712
Hooker Furniture Corp.	20,515	529,902
Installed Building Products, Inc.*	42,574	4,331,905
iRobot Corp.(x)*	51,077	3,876,744
KB Home	159,934	6,139,866
La-Z-Boy, Inc.	75,077	2,374,686
Legacy Housing Corp.*	15,319	209,564
LGI Homes, Inc.*	41,500	4,821,055
Lifetime Brands, Inc.	20,238	191,249
Lovesac Co. (The)(x)*	18,759	519,812
M.D.C. Holdings, Inc.	94,478	4,449,914
M/I Homes, Inc.*	51,744	2,382,811
Meritage Homes Corp.*	68,029	7,509,721
Purple Innovation, Inc.*	38,861	966,084
Skyline Champion Corp.*	94,485	2,529,363
Sonos, Inc.*	152,764	2,318,958
Taylor Morrison Home Corp., Class A*	228,270	5,613,159
TopBuild Corp.*	60,427	10,314,285
TRI Pointe Group, Inc.*	234,607	4,255,771
Tupperware Brands Corp.*	92,203	1,858,812
Turtle Beach Corp.*	27,396	498,607
Universal Electronics, Inc.*	25,233	952,293
VOXX International Corp.*	39,670	305,062

		84,573,493

Internet & Direct Marketing Retail (0.7%)
1-800-Flowers.com, Inc., Class A*	47,001	1,172,205
CarParts.com, Inc.(x)*	43,693	472,321
Duluth Holdings, Inc., Class B(x)*	17,338	211,871
Groupon, Inc.*	42,530	867,612
Lands’ End, Inc.*	17,923	233,537
Liquidity Services, Inc.*	61,692	460,222
Magnite, Inc.(x)*	199,017	1,382,173
Overstock.com, Inc.*	77,922	5,661,033
PetMed Express, Inc.(x)	34,350	1,086,147
Quotient Technology, Inc.*	155,564	1,148,062
RealReal, Inc. (The)*	115,323	1,668,724
Shutterstock, Inc.	40,596	2,112,616
Stamps.com, Inc.*	30,934	7,453,547
Stitch Fix, Inc., Class A(x)*	101,124	2,743,494
Waitr Holdings, Inc.(x)*	139,166	448,115

		27,121,679

Leisure Products (0.6%)
Acushnet Holdings Corp.	60,623	2,037,539
American Outdoor Brands, Inc.*	26,027	339,132
Callaway Golf Co.	171,810	3,288,443
Clarus Corp.	33,745	476,479
Escalade, Inc.	17,176	314,149
Johnson Outdoors, Inc., Class A	9,990	818,081
Malibu Boats, Inc., Class A*	37,194	1,843,335
Marine Products Corp.	12,209	190,949
MasterCraft Boat Holdings, Inc.*	37,261	651,695
Nautilus, Inc.*	59,522	1,021,398
Smith & Wesson Brands, Inc.	104,110	1,615,787
Sturm Ruger & Co., Inc.	29,816	1,823,547
Vista Outdoor, Inc.*	102,867	2,075,856
YETI Holdings, Inc.*	146,110	6,621,705

		23,118,095

Multiline Retail (0.2%)
Big Lots, Inc.	72,373	3,227,836
Dillard’s, Inc., Class A(x)	15,756	575,409
Macy’s, Inc.(x)	524,794	2,991,326

		6,794,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (2.5%)
Aaron’s, Inc.	122,535	$6,941,608
Abercrombie & Fitch Co., Class A	116,290	1,619,920
American Eagle Outfitters, Inc.(x)	278,674	4,127,162
America’s Car-Mart, Inc.*	11,862	1,006,847
Asbury Automotive Group, Inc.*	35,911	3,499,527
At Home Group, Inc.*	98,722	1,467,009
Bed Bath & Beyond, Inc.(x)	231,699	3,470,851
Boot Barn Holdings, Inc.(x)*	52,546	1,478,644
Buckle, Inc. (The)	53,934	1,099,714
Caleres, Inc.	75,398	720,805
Camping World Holdings, Inc., Class A	62,444	1,857,709
Cato Corp. (The), Class A	44,744	349,898
Chico’s FAS, Inc.	253,555	246,582
Children’s Place, Inc. (The)(x)	23,328	661,349
Citi Trends, Inc.	18,746	468,275
Conn’s, Inc.*	38,416	406,441
Container Store Group, Inc. (The)(x)*	26,235	162,919
Designer Brands, Inc., Class A	115,936	629,532
Envela Corp.(x)*	24,921	106,911
Express, Inc.(x)*	107,647	65,665
GameStop Corp., Class A(x)*	104,455	1,065,441
Genesco, Inc.*	28,740	619,060
Group 1 Automotive, Inc.	32,131	2,840,059
GrowGeneration Corp.(x)*	67,522	1,079,002
Guess?, Inc.	71,608	832,085
Haverty Furniture Cos., Inc.	30,436	637,330
Hibbett Sports, Inc.*	28,266	1,108,592
Hudson Ltd., Class A*	68,650	521,740
Lithia Motors, Inc., Class A	41,356	9,426,687
Lumber Liquidators Holdings, Inc.*	50,007	1,102,654
MarineMax, Inc.*	38,395	985,600
Michaels Cos., Inc. (The)(x)*	139,238	1,344,343
Monro, Inc.	60,144	2,440,042
Murphy USA, Inc.*	50,480	6,475,070
National Vision Holdings, Inc.*	146,152	5,588,852
ODP Corp. (The)	100,240	1,949,668
OneWater Marine, Inc., Class A*	7,671	157,179
Rent-A-Center, Inc.	85,349	2,551,082
RH*	28,445	10,883,626
Sally Beauty Holdings, Inc.*	199,950	1,737,565
Shoe Carnival, Inc.(x)	18,199	611,122
Signet Jewelers Ltd.	97,991	1,832,432
Sleep Number Corp.*	48,659	2,379,912
Sonic Automotive, Inc., Class A	42,013	1,687,242
Sportsman’s Warehouse Holdings, Inc.*	83,097	1,189,118
Tilly’s, Inc., Class A	35,041	211,297
Urban Outfitters, Inc.*	124,895	2,599,065
Winmark Corp.	5,802	998,988
Zumiez, Inc.*	41,399	1,151,720

		96,393,941

Textiles, Apparel & Luxury Goods (0.8%)
Crocs, Inc.*	121,004	5,170,501
Deckers Outdoor Corp.*	51,226	11,270,232
Fossil Group, Inc.(x)*	81,634	468,579
G-III Apparel Group Ltd.*	78,975	1,035,362
Kontoor Brands, Inc.	97,954	2,370,487
Lakeland Industries, Inc.(x)*	14,873	294,485
Movado Group, Inc.	35,114	349,033
Oxford Industries, Inc.	31,344	1,265,044
Rocky Brands, Inc.	11,532	286,340
Steven Madden Ltd.	151,120	2,946,840
Superior Group of Cos., Inc.	17,677	410,637
Unifi, Inc.*	25,214	323,748
Vera Bradley, Inc.*	34,379	210,056
Wolverine World Wide, Inc.	148,491	3,837,007

		30,238,351

Total Consumer Discretionary		466,262,425

Consumer Staples (3.1%)
Beverages (0.3%)
Celsius Holdings, Inc.(x)*	59,504	1,351,336
Coca-Cola Consolidated, Inc.	8,668	2,086,214
Cott Corp.	290,937	4,131,305
MGP Ingredients, Inc.	24,043	955,469
National Beverage Corp.(x)*	22,070	1,500,981
NewAge, Inc.(x)*	186,156	322,050

		10,347,355

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	59,306	1,136,896
BJ’s Wholesale Club Holdings, Inc.*	251,545	10,451,695
Chefs’ Warehouse, Inc. (The)*	57,031	829,231
HF Foods Group, Inc.(x)*	71,595	473,243
Ingles Markets, Inc., Class A	28,775	1,094,601
Natural Grocers by Vitamin Cottage, Inc.	15,268	150,542
Performance Food Group Co.*	239,848	8,303,538
PriceSmart, Inc.	41,719	2,772,227
Rite Aid Corp.(x)*	103,523	982,433
SpartanNash Co.	67,216	1,098,982
United Natural Foods, Inc.*	104,157	1,548,815
Village Super Market, Inc., Class A	18,161	446,942
Weis Markets, Inc.	18,006	864,288

		30,153,433

Food Products (1.4%)
Alico, Inc.	9,802	280,533
B&G Foods, Inc.(x)	119,020	3,305,185
Bridgford Foods Corp.*	2,755	50,444
Calavo Growers, Inc.	31,621	2,095,524
Cal-Maine Foods, Inc.*	55,963	2,147,300
Darling Ingredients, Inc.*	295,089	10,632,057
Farmer Bros Co.*	31,764	140,397
Fresh Del Monte Produce, Inc.	53,819	1,233,531
Freshpet, Inc.*	70,845	7,909,844
Hostess Brands, Inc.*	223,198	2,752,031
J & J Snack Foods Corp.	27,309	3,560,820
John B Sanfilippo & Son, Inc.	17,298	1,303,923
Lancaster Colony Corp.	35,672	6,378,154
Landec Corp.*	48,926	475,561
Limoneira Co.	32,912	470,642
Sanderson Farms, Inc.	36,336	4,286,558
Seneca Foods Corp., Class A*	11,200	400,176
Simply Good Foods Co. (The)*	157,397	3,470,604
Tootsie Roll Industries, Inc.(x)	31,544	974,710
Vital Farms, Inc.(x)*	17,588	712,842

		52,580,836

Household Products (0.2%)
Central Garden & Pet Co.*	18,406	734,952
Central Garden & Pet Co., Class A*	72,604	2,623,908
Oil-Dri Corp. of America	10,915	390,429
WD-40 Co.	25,186	4,767,962

		8,517,251

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	72,074	1,494,815
Edgewell Personal Care Co.*	99,986	2,787,610
elf Beauty, Inc.*	77,659	1,426,596
Inter Parfums, Inc.	32,235	1,203,977
Lifevantage Corp.*	30,322	365,986
Medifast, Inc.	20,972	3,448,845
Nature’s Sunshine Products, Inc.*	14,458	167,279
Revlon, Inc., Class A(x)*	12,560	79,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
USANA Health Sciences, Inc.*	21,755	$1,602,256
Veru, Inc.*	93,887	245,984

		12,822,727

Tobacco (0.1%)
Turning Point Brands, Inc.	18,259	509,426
Universal Corp.	42,987	1,800,296
Vector Group Ltd.	252,949	2,451,076

		4,760,798

Total Consumer Staples		119,182,400

Energy (1.8%)
Energy Equipment & Services (0.5%)
Archrock, Inc.	243,409	1,309,540
Aspen Aerogels, Inc.*	38,443	420,951
Bristow Group, Inc.*	11,367	241,549
Cactus, Inc., Class A	88,553	1,699,332
ChampionX Corp.*	329,612	2,633,600
DMC Global, Inc.	25,966	855,320
Dril-Quip, Inc.*	64,000	1,584,640
Exterran Corp.*	58,528	243,476
Frank’s International NV*	310,698	478,475
Helix Energy Solutions Group, Inc.*	268,869	647,974
Liberty Oilfield Services, Inc., Class A	117,214	936,540
Matrix Service Co.*	53,075	443,176
Nabors Industries Ltd.(x)	11,826	289,027
National Energy Services Reunited Corp.*	39,291	250,677
Newpark Resources, Inc.*	198,888	208,832
NexTier Oilfield Solutions, Inc.*	297,803	550,936
Oceaneering International, Inc.*	176,246	620,386
Oil States International, Inc.*	124,941	341,089
Patterson-UTI Energy, Inc.	324,999	926,247
ProPetro Holding Corp.*	155,761	632,390
RPC, Inc.*	88,495	233,627
SEACOR Holdings, Inc.*	35,652	1,036,760
Select Energy Services, Inc., Class A*	117,944	452,905
Solaris Oilfield Infrastructure, Inc., Class A	45,998	291,627
Tidewater, Inc.*	62,767	421,167
Transocean Ltd.(x)*	1,110,624	896,163
US Silica Holdings, Inc.	152,845	458,535

		19,104,941

Oil, Gas & Consumable Fuels (1.3%)
Adams Resources & Energy, Inc.	3,697	73,570
Antero Resources Corp.(x)*	432,056	1,188,154
Arch Resources, Inc.(x)	28,324	1,203,204
Ardmore Shipping Corp.	74,853	266,477
Berry Corp.	130,502	413,691
Bonanza Creek Energy, Inc.*	36,821	692,235
Brigham Minerals, Inc., Class A	28,783	256,744
Clean Energy Fuels Corp.*	266,854	661,798
CNX Resources Corp.*	408,209	3,853,493
Comstock Resources, Inc.(x)*	47,090	206,254
CONSOL Energy, Inc.*	50,965	225,775
Contango Oil & Gas Co.(x)*	172,983	231,797
CVR Energy, Inc.	56,456	698,925
Delek US Holdings, Inc.	119,242	1,327,163
DHT Holdings, Inc.	207,614	1,071,288
Diamond S Shipping, Inc., Class S*	51,104	351,084
Dorian LPG Ltd.*	59,933	480,063
Earthstone Energy, Inc., Class A(x)*	32,766	84,864
Energy Fuels, Inc.(x)*	198,735	333,875
Evolution Petroleum Corp.	44,044	98,659
Falcon Minerals Corp.	98,704	240,838
Frontline Ltd.(x)	214,220	1,392,430
Golar LNG Ltd.*	164,406	995,478
Goodrich Petroleum Corp.*	14,278	109,798
Green Plains, Inc.*	60,051	929,590
Gulfport Energy Corp.(x)*	268,436	141,493
International Seaways, Inc.	47,192	689,475
Kosmos Energy Ltd.	805,653	785,995
Magnolia Oil & Gas Corp., Class A*	225,719	1,166,967
Matador Resources Co.(x)*	208,356	1,721,021
Montage Resources Corp.*	52,277	229,496
NACCO Industries, Inc., Class A	6,344	115,524
NextDecade Corp.(x)*	18,187	54,197
Nordic American Tankers Ltd.(x)	283,997	991,150
Overseas Shipholding Group, Inc., Class A*	105,776	226,361
Ovintiv, Inc.	488,662	3,987,482
Par Pacific Holdings, Inc.*	79,770	540,043
PBF Energy, Inc., Class A	181,189	1,030,965
PDC Energy, Inc.*	187,520	2,324,310
Peabody Energy Corp.	131,156	301,659
Penn Virginia Corp.*	29,975	295,254
PrimeEnergy Resources Corp.*	827	54,747
Range Resources Corp.	382,602	2,532,825
Renewable Energy Group, Inc.*	68,701	3,670,007
REX American Resources Corp.*	10,924	716,724
Scorpio Tankers, Inc.(x)	87,857	972,577
SFL Corp. Ltd.	168,218	1,259,953
SM Energy Co.	179,470	285,357
Southwestern Energy Co.*	1,082,764	2,544,495
Talos Energy, Inc.*	24,097	155,426
Tellurian, Inc.(x)*	293,618	233,955
Uranium Energy Corp.(x)*	375,259	374,058
W&T Offshore, Inc.(x)*	190,692	343,246
Whiting Petroleum Corp.(x)*	2,068	35,756
World Fuel Services Corp.	109,582	2,322,043

		47,489,808

Total Energy		66,594,749

Financials (13.4%)
Banks (6.4%)
1st Constitution Bancorp	19,974	237,691
1st Source Corp.	20,871	643,662
ACNB Corp.	15,611	324,709
Allegiance Bancshares, Inc.	34,714	811,266
Altabancorp	31,975	643,337
Amalgamated Bank, Class A	23,258	246,070
Amerant Bancorp, Inc.*	45,670	425,188
American National Bankshares, Inc.	21,334	446,307
Ameris Bancorp	110,942	2,527,259
Ames National Corp.	19,353	326,872
Arrow Financial Corp.	26,178	656,818
Atlantic Capital Bancshares, Inc.*	42,301	480,116
Atlantic Union Bankshares Corp.	145,997	3,119,956
Auburn National BanCorp, Inc.(x)	4,623	167,630
Banc of California, Inc.	85,985	870,168
BancFirst Corp.	34,104	1,392,807
Bancorp, Inc. (The)*	97,124	839,151
BancorpSouth Bank	185,725	3,599,351
Bank First Corp.(x)	11,529	676,752
Bank of Commerce Holdings	29,524	205,782
Bank of Marin Bancorp	26,517	767,932
Bank of NT Butterfield & Son Ltd. (The)	96,457	2,149,062
Bank of Princeton (The)	9,530	173,160
Bank7 Corp.	6,346	59,652
BankFinancial Corp.	23,705	171,150
BankUnited, Inc.	164,306	3,599,944
Bankwell Financial Group, Inc.	11,506	162,810
Banner Corp.	55,309	1,784,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	30,900	$634,995
BayCom Corp.*	17,436	179,591
BCB Bancorp, Inc.	32,621	260,968
Berkshire Hills Bancorp, Inc.	84,706	856,378
Boston Private Financial Holdings, Inc.	126,976	700,908
Bridge Bancorp, Inc.	34,436	600,220
Brookline Bancorp, Inc.	120,177	1,038,930
Bryn Mawr Bank Corp.	40,287	1,001,938
Business First Bancshares, Inc.	27,721	415,815
Byline Bancorp, Inc.	46,762	527,475
C&F Financial Corp.	5,705	169,439
Cadence Bancorp	205,581	1,765,941
California Bancorp, Inc.(x)*	14,170	160,546
Cambridge Bancorp	12,739	677,205
Camden National Corp.	28,504	861,533
Capital Bancorp, Inc.*	12,993	122,914
Capital City Bank Group, Inc.	27,325	513,437
Capstar Financial Holdings, Inc.	32,486	318,688
Carter Bank & Trust	47,828	318,056
Cathay General Bancorp	143,020	3,100,674
CB Financial Services, Inc.	9,114	173,895
CBTX, Inc.	38,058	621,868
Central Pacific Financial Corp.	42,329	574,405
Central Valley Community Bancorp	25,978	320,828
Century Bancorp, Inc., Class A	5,979	393,059
Chemung Financial Corp.	6,053	174,750
ChoiceOne Financial Services, Inc.(x)	13,451	349,995
CIT Group, Inc.	183,353	3,247,182
Citizens & Northern Corp.	25,404	412,561
Citizens Holding Co.(x)	8,486	190,256
City Holding Co.	27,387	1,577,765
Civista Bancshares, Inc.	33,067	413,999
CNB Financial Corp.	29,758	442,501
Coastal Financial Corp.*	20,059	245,723
Codorus Valley Bancorp, Inc.	16,157	211,657
Colony Bankcorp, Inc.	12,514	134,526
Columbia Banking System, Inc.	133,552	3,185,215
Community Bank System, Inc.	96,570	5,259,202
Community Bankers Trust Corp.	35,983	182,794
Community Financial Corp. (The)	8,222	175,540
Community Trust Bancorp, Inc.	19,860	561,244
ConnectOne Bancorp, Inc.	68,337	961,502
County Bancorp, Inc.(x)	9,194	172,847
CrossFirst Bankshares, Inc.*	89,162	774,818
Customers Bancorp, Inc.*	56,817	636,350
CVB Financial Corp.	242,256	4,028,717
Dime Community Bancshares, Inc.	57,303	648,097
Eagle Bancorp Montana, Inc.(x)	11,594	204,286
Eagle Bancorp, Inc.	52,957	1,418,718
Enterprise Bancorp, Inc.	15,843	333,020
Enterprise Financial Services Corp.	44,501	1,213,542
Equity Bancshares, Inc., Class A*	30,243	468,767
Esquire Financial Holdings, Inc.*	10,664	159,960
Evans Bancorp, Inc.	11,325	251,981
Farmers & Merchants Bancorp, Inc.	20,670	413,607
Farmers National Banc Corp.	53,937	588,992
FB Financial Corp.	59,982	1,506,748
Fidelity D&D Bancorp, Inc.(x)	7,879	383,786
Financial Institutions, Inc.	19,476	299,930
First Bancorp (Nasdaq Stock Exchange)	50,437	1,055,646
First Bancorp (Quotrix Stock Exchange)	363,212	1,895,967
First Bancorp, Inc. (The)	21,572	454,738
First Bancshares, Inc. (The)	42,551	892,294
First Bank	28,101	174,226
First Busey Corp.	71,732	1,139,821
First Business Financial Services, Inc.	14,135	201,989
First Capital, Inc.(x)	6,894	386,409
First Choice Bancorp	23,963	318,468
First Commonwealth Financial Corp.	153,437	1,187,602
First Community Bankshares, Inc.	35,811	646,389
First Community Corp.(x)	13,435	183,119
First Financial Bancorp	182,459	2,190,420
First Financial Bankshares, Inc.	236,168	6,591,449
First Financial Corp.	25,529	801,611
First Foundation, Inc.	73,748	963,886
First Guaranty Bancshares, Inc.	8,803	106,604
First Internet Bancorp	16,543	243,678
First Interstate BancSystem, Inc., Class A	74,558	2,374,672
First Merchants Corp.	101,939	2,360,907
First Mid Bancshares, Inc.	30,120	751,494
First Midwest Bancorp, Inc.	179,286	1,932,703
First Northwest Bancorp	15,710	155,529
First of Long Island Corp. (The)	48,521	718,596
First Savings Financial Group, Inc.	3,564	193,668
First United Corp.	13,351	156,340
First Western Financial, Inc.*	10,919	141,401
Flushing Financial Corp.	55,785	586,858
FNCB Bancorp, Inc.	28,521	151,732
Franklin Financial Services Corp.	7,183	153,573
Fulton Financial Corp.	298,985	2,789,530
FVCBankcorp, Inc.*	20,409	204,090
German American Bancorp, Inc.	45,342	1,230,582
Glacier Bancorp, Inc.	174,511	5,593,078
Great Southern Bancorp, Inc.	20,018	725,052
Great Western Bancorp, Inc.	87,072	1,084,046
Guaranty Bancshares, Inc.	17,418	433,534
Hancock Whitney Corp.	160,155	3,012,516
Hanmi Financial Corp.	46,513	381,872
HarborOne Bancorp, Inc.	101,047	815,449
Hawthorn Bancshares, Inc.	9,958	188,605
HBT Financial, Inc.	23,146	259,698
Heartland Financial USA, Inc.	55,149	1,654,194
Heritage Commerce Corp.	110,509	735,437
Heritage Financial Corp.	64,238	1,181,337
Hilltop Holdings, Inc.	133,122	2,739,651
Home BancShares, Inc.	267,569	4,056,346
HomeTrust Bancshares, Inc.	34,432	467,587
Hope Bancorp, Inc.	189,823	1,439,807
Horizon Bancorp, Inc.	82,426	831,678
Howard Bancorp, Inc.*	21,474	192,837
Independent Bank Corp./MA	58,985	3,089,634
Independent Bank Corp./MI	44,736	562,332
Independent Bank Group, Inc.	68,937	3,045,637
International Bancshares Corp.	99,328	2,588,488
Investar Holding Corp.	23,430	300,373
Investors Bancorp, Inc.	432,150	3,137,409
Lakeland Bancorp, Inc.	57,075	567,896
Lakeland Financial Corp.	46,605	1,920,126
Landmark Bancorp, Inc.	7,196	153,635
LCNB Corp.	21,076	287,687
Level One Bancorp, Inc.	8,758	136,625
Limestone Bancorp, Inc.(x)*	9,649	101,507
Live Oak Bancshares, Inc.	51,633	1,307,864
Macatawa Bank Corp.	65,625	428,531
Mackinac Financial Corp.	14,669	141,556
MainStreet Bancshares, Inc.*	12,024	147,174
Mercantile Bank Corp.	33,308	600,210
Meridian Corp.(x)	9,696	156,396

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Metrocity Bankshares, Inc.(x)	35,947	$473,422
Metropolitan Bank Holding Corp.*	15,124	423,472
Mid Penn Bancorp, Inc.	11,504	199,134
Middlefield Banc Corp.(x)	11,390	219,827
Midland States Bancorp, Inc.	45,821	588,800
MidWestOne Financial Group, Inc.	14,589	260,705
MVB Financial Corp.	15,768	251,815
National Bank Holdings Corp., Class A	54,691	1,435,639
National Bankshares, Inc.	10,693	270,854
NBT Bancorp, Inc.	78,623	2,108,669
Nicolet Bankshares, Inc.*	17,931	979,212
Northeast Bank	12,589	231,638
Northrim BanCorp, Inc.	9,817	250,235
Norwood Financial Corp.	9,920	241,254
Oak Valley Bancorp	11,649	133,498
OceanFirst Financial Corp.	111,250	1,523,013
OFG Bancorp	100,264	1,249,289
Ohio Valley Banc Corp.	6,898	142,513
Old National Bancorp	289,573	3,637,037
Old Second Bancorp, Inc.	67,720	507,561
Origin Bancorp, Inc.	42,175	900,858
Orrstown Financial Services, Inc.	23,172	296,602
Pacific Premier Bancorp, Inc.	133,666	2,692,033
Park National Corp.	26,518	2,173,415
Parke Bancorp, Inc.	24,502	292,554
Partners Bancorp	16,523	93,025
PCB Bancorp	20,815	182,964
Peapack-Gladstone Financial Corp.	36,893	558,929
Penns Woods Bancorp, Inc.	15,626	310,176
Peoples Bancorp of North Carolina, Inc.	7,844	121,033
Peoples Bancorp, Inc.	34,427	657,211
Peoples Financial Services Corp.	14,145	491,680
Plumas Bancorp(x)	9,160	180,269
Preferred Bank	25,724	826,255
Premier Financial Bancorp, Inc.	30,530	329,724
Professional Holding Corp., Class A*	9,491	127,274
QCR Holdings, Inc.	27,798	761,943
RBB Bancorp	34,270	388,622
Red River Bancshares, Inc.	10,592	455,456
Reliant Bancorp, Inc.	31,076	450,602
Renasant Corp.	101,383	2,303,422
Republic Bancorp, Inc., Class A	19,132	538,757
Republic First Bancorp, Inc.*	72,334	143,221
Richmond Mutual BanCorp, Inc.	21,929	232,009
S&T Bancorp, Inc.	69,699	1,232,975
Salisbury Bancorp, Inc.(x)	5,052	159,694
Sandy Spring Bancorp, Inc.	86,711	2,001,290
SB Financial Group, Inc.	13,500	182,115
Seacoast Banking Corp. of Florida*	98,327	1,772,836
Select Bancorp, Inc.*	27,656	198,847
ServisFirst Bancshares, Inc.	90,746	3,088,086
Shore Bancshares, Inc.	21,603	237,201
Sierra Bancorp	29,446	494,398
Silvergate Capital Corp., Class A*	30,964	445,882
Simmons First National Corp., Class A	203,867	3,232,311
SmartFinancial, Inc.	27,795	377,734
South Plains Financial, Inc.	16,941	210,238
South State Corp.	128,122	6,169,074
Southern First Bancshares, Inc.*	15,749	380,338
Southern National Bancorp of Virginia, Inc.	46,202	401,033
Southside Bancshares, Inc.	59,433	1,451,948
Spirit of Texas Bancshares, Inc.*	28,000	312,480
Stock Yards Bancorp, Inc.	39,338	1,339,066
Summit Financial Group, Inc.	23,799	352,463
Texas Capital Bancshares, Inc.*	93,459	2,909,379
Tompkins Financial Corp.	27,042	1,536,256
Towne Bank	128,814	2,112,550
TriCo Bancshares	51,099	1,251,415
TriState Capital Holdings, Inc.*	48,401	640,829
Triumph Bancorp, Inc.*	42,051	1,309,468
Trustmark Corp.	109,683	2,348,313
UMB Financial Corp.	77,735	3,809,792
United Bankshares, Inc.	224,509	4,820,208
United Community Banks, Inc.	145,716	2,466,972
United Security Bancshares	22,882	139,809
Unity Bancorp, Inc.	13,271	153,678
Univest Financial Corp.	51,998	747,211
Valley National Bancorp	692,995	4,747,016
Veritex Holdings, Inc.	91,733	1,562,213
Washington Trust Bancorp, Inc.	33,899	1,039,343
WesBanco, Inc.	122,363	2,613,674
West BanCorp, Inc.	32,105	508,543
Westamerica Bancorp	47,620	2,588,147

		244,831,395

Capital Markets (1.4%)
Artisan Partners Asset Management, Inc., Class A	101,995	3,976,785
Assetmark Financial Holdings, Inc.*	32,485	706,224
Associated Capital Group, Inc., Class A	3,173	114,641
B Riley Financial, Inc.	38,324	960,399
BGC Partners, Inc., Class A	517,104	1,241,050
Blucora, Inc.*	92,059	867,196
Brightsphere Investment Group, Inc.	116,573	1,503,792
Calamos Asset Management, Inc.(r)*	24,004	—
Cohen & Steers, Inc.	43,625	2,431,658
Cowen, Inc., Class A	50,290	818,218
Diamond Hill Investment Group, Inc.	5,793	731,772
Donnelley Financial Solutions, Inc.*	51,729	691,099
Federated Hermes, Inc., Class B	180,521	3,883,007
Focus Financial Partners, Inc., Class A*	57,075	1,871,489
GAMCO Investors, Inc., Class A	8,906	103,042
Greenhill & Co., Inc.	31,574	358,365
Hamilton Lane, Inc., Class A	53,753	3,471,906
Houlihan Lokey, Inc.	95,247	5,624,335
Moelis & Co., Class A	96,570	3,393,470
Oppenheimer Holdings, Inc., Class A	15,708	350,603
Piper Sandler Cos	31,902	2,328,846
PJT Partners, Inc., Class A	44,697	2,709,085
Pzena Investment Management, Inc., Class A	50,740	271,966
Safeguard Scientifics, Inc.	42,890	235,037
Sculptor Capital Management, Inc.	34,529	405,370
Siebert Financial Corp.*	12,071	38,989
Silvercrest Asset Management Group, Inc., Class A	14,360	150,206
Stifel Financial Corp.	119,173	6,025,387
StoneX Group, Inc.*	28,412	1,453,558
Value Line, Inc.	1,697	41,916
Virtus Investment Partners, Inc.	13,496	1,871,220
Waddell & Reed Financial, Inc., Class A(x)	112,050	1,663,943
Westwood Holdings Group, Inc.	13,681	152,406
WisdomTree Investments, Inc.	257,560	824,192

		51,271,172

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	8,291	98,663
Curo Group Holdings Corp.	43,131	304,074
Encore Capital Group, Inc.*	57,670	2,225,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Enova International, Inc.*	54,478	$892,894
EZCORP, Inc., Class A*	101,866	512,386
FirstCash, Inc.	74,227	4,246,527
Green Dot Corp., Class A*	91,824	4,647,213
LendingClub Corp.*	127,575	600,878
Navient Corp.	357,666	3,022,278
Nelnet, Inc., Class A	30,450	1,834,612
Oportun Financial Corp.*	37,557	442,797
PRA Group, Inc.*	83,807	3,348,090
Regional Management Corp.*	18,065	300,963
World Acceptance Corp.(x)*	9,073	957,655

		23,434,515

Diversified Financial Services (0.2%)
Alerus Financial Corp.	29,609	580,336
A-Mark Precious Metals, Inc.	8,829	297,714
Banco Latinoamericano de Comercio Exterior SA, Class E	59,610	724,262
Cannae Holdings, Inc.*	158,525	5,906,641
GWG Holdings, Inc.(x)*	2,894	24,888
Marlin Business Services Corp.	14,851	104,700
SWK Holdings Corp.(x)*	7,874	110,236

		7,748,777

Insurance (2.1%)
Ambac Financial Group, Inc.*	84,735	1,082,066
American Equity Investment Life Holding Co.	167,147	3,675,563
AMERISAFE, Inc.	34,349	1,970,259
Argo Group International Holdings Ltd.	55,289	1,903,600
BRP Group, Inc., Class A*	61,727	1,537,620
Citizens, Inc.(x)*	100,952	559,274
CNO Financial Group, Inc.	248,795	3,990,672
Crawford & Co., Class A	28,875	188,842
Donegal Group, Inc., Class A	20,799	292,642
eHealth, Inc.*	46,566	3,678,714
Employers Holdings, Inc.	50,908	1,539,967
Enstar Group Ltd.*	22,593	3,648,770
FBL Financial Group, Inc., Class A	16,064	774,285
FedNat Holding Co.	20,719	130,944
Genworth Financial, Inc., Class A*	947,287	3,173,411
Goosehead Insurance, Inc., Class A	24,100	2,086,819
Greenlight Capital Re Ltd., Class A(x)*	65,462	440,559
HCI Group, Inc.	12,752	628,546
Heritage Insurance Holdings, Inc.	53,986	546,338
Horace Mann Educators Corp.	72,798	2,431,453
Independence Holding Co.	7,624	287,501
Investors Title Co.	2,564	333,474
James River Group Holdings Ltd.	53,843	2,397,629
Kinsale Capital Group, Inc.	38,975	7,412,266
MBIA, Inc.*	86,281	522,863
National General Holdings Corp.	127,791	4,312,946
National Western Life Group, Inc., Class A	4,651	850,063
NI Holdings, Inc.*	17,954	303,243
Palomar Holdings, Inc.*	37,271	3,885,129
ProAssurance Corp.	98,818	1,545,514
ProSight Global, Inc.*	15,210	172,481
Protective Insurance Corp., Class B	16,775	220,256
RLI Corp.	74,229	6,215,194
Safety Insurance Group, Inc.	25,563	1,766,148
Selective Insurance Group, Inc.	107,709	5,545,936
Selectquote, Inc.(x)*	56,026	1,134,527
State Auto Financial Corp.	32,669	449,525
Stewart Information Services Corp.	47,911	2,095,148
Third Point Reinsurance Ltd.*	149,065	1,036,002
Tiptree, Inc.	41,831	207,063
Trupanion, Inc.*	54,678	4,314,094
United Fire Group, Inc.	41,219	837,570
United Insurance Holdings Corp.	35,729	216,518
Universal Insurance Holdings, Inc.	55,099	762,570
Watford Holdings Ltd.*	28,893	662,805

		81,766,809

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
Anworth Mortgage Asset Corp. (REIT)	221,976	364,041
Apollo Commercial Real Estate Finance, Inc. (REIT)	254,245	2,290,747
Arbor Realty Trust, Inc. (REIT)(x)	195,583	2,243,337
Ares Commercial Real Estate Corp. (REIT)	59,012	539,370
Arlington Asset Investment Corp. (REIT), Class A	98,235	278,987
ARMOUR Residential REIT, Inc. (REIT)	112,135	1,066,404
Blackstone Mortgage Trust, Inc. (REIT), Class A	256,036	5,625,111
Broadmark Realty Capital, Inc. (REIT)(x)	239,067	2,357,201
Capstead Mortgage Corp. (REIT)	169,171	950,741
Cherry Hill Mortgage Investment Corp. (REIT)	26,823	240,870
Chimera Investment Corp. (REIT)	330,195	2,707,599
Colony Credit Real Estate, Inc. (REIT)	169,450	831,999
Dynex Capital, Inc. (REIT)(x)	40,104	609,982
Ellington Financial, Inc. (REIT)	82,826	1,015,447
Ellington Residential Mortgage REIT (REIT)(x)	17,514	194,405
Granite Point Mortgage Trust, Inc. (REIT)	108,044	766,032
Great Ajax Corp. (REIT)	39,979	331,426
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	132,567	5,603,607
Invesco Mortgage Capital, Inc. (REIT)(x)	309,952	839,970
KKR Real Estate Finance Trust, Inc. (REIT)	55,816	922,638
Ladder Capital Corp. (REIT)	201,357	1,433,662
MFA Financial, Inc. (REIT)	865,241	2,318,846
New York Mortgage Trust, Inc. (REIT)	688,970	1,756,873
Orchid Island Capital, Inc. (REIT)(x)	130,147	652,036
PennyMac Mortgage Investment Trust (REIT)	184,239	2,960,721
Ready Capital Corp. (REIT)	69,323	776,418
Redwood Trust, Inc. (REIT)	209,581	1,576,049
TPG RE Finance Trust, Inc. (REIT)	120,197	1,016,867
Two Harbors Investment Corp. (REIT)	495,342	2,521,291
Western Asset Mortgage Capital Corp. (REIT)(x)	123,946	252,850

		45,045,527

Thrifts & Mortgage Finance (1.5%)
Axos Financial, Inc.*	106,949	2,492,981
Bogota Financial Corp.(x)*	13,501	102,878
Bridgewater Bancshares, Inc.*	49,079	465,760
Capitol Federal Financial, Inc.	247,128	2,289,641
Columbia Financial, Inc.*	87,555	971,861
ESSA Bancorp, Inc.	16,295	200,917
Essent Group Ltd.	203,578	7,534,422
Federal Agricultural Mortgage Corp., Class C	18,302	1,165,105
Flagstar Bancorp, Inc.	75,704	2,243,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
FS Bancorp, Inc.	8,230	$337,430
Greene County Bancorp, Inc.	5,642	122,375
Hingham Institution For Savings (The)	2,957	544,088
Home Bancorp, Inc.	13,455	324,938
HomeStreet, Inc.	35,122	904,743
Kearny Financial Corp.	153,741	1,108,473
Luther Burbank Corp.	43,007	359,109
Merchants Bancorp	14,479	285,381
Meridian Bancorp, Inc.	82,018	848,886
Meta Financial Group, Inc.	62,795	1,206,920
MMA Capital Holdings, Inc.*	8,377	188,566
Mr Cooper Group, Inc.*	142,994	3,191,626
NMI Holdings, Inc., Class A*	148,446	2,642,339
Northfield Bancorp, Inc.	87,033	793,741
Northwest Bancshares, Inc.	222,867	2,050,376
OP Bancorp	21,759	124,462
PCSB Financial Corp.	19,645	237,115
PDL Community Bancorp*	14,808	130,607
PennyMac Financial Services, Inc.	78,245	4,547,599
Pioneer Bancorp, Inc.*	18,430	163,658
Premier Financial Corp.	69,550	1,083,241
Provident Bancorp, Inc.	14,536	113,235
Provident Financial Holdings, Inc.	10,029	119,345
Provident Financial Services, Inc.	138,776	1,693,067
Prudential Bancorp, Inc.	14,649	154,401
Radian Group, Inc.	343,684	5,021,223
Riverview Bancorp, Inc.	36,722	152,396
Security National Financial Corp., Class A*	15,969	102,203
Southern Missouri Bancorp, Inc.	13,302	313,661
Standard AVB Financial Corp.(x)	7,544	246,312
Sterling Bancorp, Inc.	27,924	84,051
Territorial Bancorp, Inc.	13,415	271,385
Timberland Bancorp, Inc.	12,615	227,070
TrustCo Bank Corp.	185,213	966,812
Walker & Dunlop, Inc.	51,316	2,719,748
Washington Federal, Inc.	132,820	2,770,625
Waterstone Financial, Inc.	46,868	725,985
Western New England Bancorp, Inc.	41,251	232,243
WSFS Financial Corp.	92,416	2,492,460

		57,068,570

Total Financials		511,166,765

Health Care (19.5%)
Biotechnology (10.0%)
89bio, Inc.*	11,852	304,122
Abeona Therapeutics, Inc.*	119,723	122,117
ADMA Biologics, Inc.(x)*	105,154	251,318
Aduro Biotech, Inc.*	115,514	280,699
Adverum Biotechnologies, Inc.*	156,988	1,616,976
Aeglea BioTherapeutics, Inc.*	83,483	591,894
Affimed NV*	141,921	481,112
Agenus, Inc.*	274,780	1,099,120
Aimmune Therapeutics, Inc.(x)*	85,684	2,951,814
Akcea Therapeutics, Inc.*	35,120	637,077
Akebia Therapeutics, Inc.*	248,553	623,868
Akero Therapeutics, Inc.*	22,263	685,478
Akouos, Inc.(x)*	26,307	601,641
Albireo Pharma, Inc.(x)*	23,837	795,441
Alector, Inc.*	80,317	846,140
Allakos, Inc.(x)*	45,144	3,676,979
Allogene Therapeutics, Inc.*	99,131	3,738,230
Allovir, Inc.(x)*	31,655	870,512
ALX Oncology Holdings, Inc.(x)*	17,527	661,469
Amicus Therapeutics, Inc.*	472,029	6,665,049
AnaptysBio, Inc.*	42,638	628,910
Anavex Life Sciences Corp.(x)*	98,539	448,352
Anika Therapeutics, Inc.*	27,842	985,328
Annexon, Inc.*	26,830	811,071
Apellis Pharmaceuticals, Inc.*	108,651	3,278,001
Applied Genetic Technologies Corp.(x)*	46,582	226,389
Applied Molecular Transport, Inc.(x)*	22,718	722,887
Applied Therapeutics, Inc.*	26,426	548,604
Aprea Therapeutics, Inc.*	14,242	342,663
Aptinyx, Inc.*	47,418	160,273
Aravive, Inc.(x)*	23,970	112,659
Arcturus Therapeutics Holdings, Inc.*	25,776	1,105,790
Arcus Biosciences, Inc.*	76,108	1,304,491
Arcutis Biotherapeutics, Inc.(x)*	32,658	956,879
Ardelyx, Inc.*	144,691	759,628
Arena Pharmaceuticals, Inc.*	107,467	8,037,457
Arrowhead Pharmaceuticals, Inc.*	182,134	7,842,690
Assembly Biosciences, Inc.*	53,301	876,268
Atara Biotherapeutics, Inc.*	131,985	1,710,526
Athenex, Inc.*	113,172	1,369,381
Athersys, Inc.(x)*	343,378	669,587
Atreca, Inc., Class A*	55,002	768,378
AVEO Pharmaceuticals, Inc.(x)*	27,073	160,814
Avid Bioservices, Inc.*	108,783	828,926
Avidity Biosciences, Inc.*	30,485	858,153
Avrobio, Inc.*	52,923	689,057
Axcella Health, Inc.*	19,645	90,760
Beam Therapeutics, Inc.(x)*	64,585	1,590,083
Beyondspring, Inc.(x)*	27,918	371,589
BioCryst Pharmaceuticals, Inc.*	318,341	1,093,501
Biohaven Pharmaceutical Holding Co. Ltd.*	87,811	5,708,593
BioSpecifics Technologies Corp.*	11,827	624,820
Bioxcel Therapeutics, Inc.*	20,965	909,042
Black Diamond Therapeutics, Inc.(x)*	32,591	985,226
Blueprint Medicines Corp.*	100,857	9,349,444
BrainStorm Cell Therapeutics, Inc.(x)*	51,953	879,045
Bridgebio Pharma, Inc.(x)*	133,924	5,024,828
Cabaletta Bio, Inc.*	24,710	267,856
Calithera Biosciences, Inc.*	131,221	452,712
Calyxt, Inc.(x)*	14,837	81,455
CareDx, Inc.*	88,076	3,341,603
CASI Pharmaceuticals, Inc.*	125,226	191,596
Castle Biosciences, Inc.*	18,102	931,348
Catabasis Pharmaceuticals, Inc.*	35,569	220,172
Catalyst Biosciences, Inc.*	35,585	153,015
Catalyst Pharmaceuticals, Inc.*	180,947	537,413
Cellular Biomedicine Group, Inc.(x)*	26,476	485,570
CEL-SCI Corp.(x)*	60,933	776,896
Centogene NV*	8,305	78,565
Checkpoint Therapeutics, Inc.(x)*	88,692	237,695
ChemoCentryx, Inc.*	91,113	4,992,992
Chimerix, Inc.*	79,189	197,181
Cidara Therapeutics, Inc.(x)*	63,566	181,163
Clovis Oncology, Inc.(x)*	143,238	835,078
Cohbar, Inc.(m)(x)*	44,397	42,159
Coherus Biosciences, Inc.*	108,938	1,997,923
Concert Pharmaceuticals, Inc.*	61,165	600,640
Constellation Pharmaceuticals, Inc.*	55,464	1,123,701
ContraFect Corp.(x)*	27,438	144,873
Corbus Pharmaceuticals Holdings, Inc.(x)*	121,241	218,234
Cortexyme, Inc.(x)*	27,820	1,391,000
Crinetics Pharmaceuticals, Inc.*	53,288	835,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cue Biopharma, Inc.*	54,923	$826,591
Cyclerion Therapeutics, Inc.*	39,284	238,847
Cytokinetics, Inc.*	121,148	2,622,854
CytomX Therapeutics, Inc.*	84,095	559,232
Deciphera Pharmaceuticals, Inc.*	68,455	3,511,742
Denali Therapeutics, Inc.*	115,293	4,130,948
DermTech, Inc.*	15,598	186,396
Dicerna Pharmaceuticals, Inc.*	122,848	2,210,036
Dyadic International, Inc.(x)*	38,046	288,008
Dynavax Technologies Corp.(x)*	177,184	765,435
Eagle Pharmaceuticals, Inc.*	21,319	905,631
Editas Medicine, Inc.(x)*	114,986	3,226,507
Eidos Therapeutics, Inc.*	21,048	1,063,555
Eiger BioPharmaceuticals, Inc.*	48,550	395,197
Emergent BioSolutions, Inc.*	81,762	8,448,467
Enanta Pharmaceuticals, Inc.*	34,373	1,573,596
Enochian Biosciences, Inc.(x)*	33,157	118,702
Epizyme, Inc.*	169,488	2,021,992
Esperion Therapeutics, Inc.(x)*	48,995	1,821,144
Evelo Biosciences, Inc.(x)*	22,411	118,106
Exicure, Inc.*	113,630	198,853
Fate Therapeutics, Inc.*	131,378	5,251,179
Fennec Pharmaceuticals, Inc.(x)*	41,813	253,387
FibroGen, Inc.*	154,563	6,355,631
Five Prime Therapeutics, Inc.*	58,388	274,424
Flexion Therapeutics, Inc.(x)*	79,128	823,722
Forma Therapeutics Holdings, Inc.*	29,294	1,460,013
Fortress Biotech, Inc.(x)*	109,682	443,115
Frequency Therapeutics, Inc.(x)*	46,057	884,755
G1 Therapeutics, Inc.*	60,171	694,975
Galectin Therapeutics, Inc.(x)*	91,298	243,766
Galera Therapeutics, Inc.*	16,205	146,493
Generation Bio Co.(x)*	22,240	687,438
Genprex, Inc.(x)*	56,505	189,857
Geron Corp.(x)*	518,526	902,235
GlycoMimetics, Inc.*	56,410	173,179
Gossamer Bio, Inc.*	102,411	1,270,921
Gritstone Oncology, Inc.*	57,841	153,279
Halozyme Therapeutics, Inc.*	250,711	6,588,685
Harpoon Therapeutics, Inc.*	20,644	350,742
Heron Therapeutics, Inc.*	157,052	2,327,511
Homology Medicines, Inc.*	67,277	719,864
Hookipa Pharma, Inc.*	26,012	246,334
iBio, Inc.(x)*	91,189	185,114
Ideaya Biosciences, Inc.(x)*	24,125	303,010
IGM Biosciences, Inc.(x)*	14,058	1,037,621
Immunic, Inc.(x)*	7,323	135,988
ImmunoGen, Inc.*	302,014	1,087,250
Immunovant, Inc.*	64,093	2,255,433
Inovio Pharmaceuticals, Inc.(x)*	286,591	3,324,456
Insmed, Inc.*	188,656	6,063,404
Intellia Therapeutics, Inc.(x)*	91,149	1,812,042
Intercept Pharmaceuticals, Inc.(x)*	49,055	2,033,820
Invitae Corp.(x)*	210,992	9,146,503
Ironwood Pharmaceuticals, Inc.*	300,978	2,707,297
iTeos Therapeutics, Inc.*	19,397	478,524
IVERIC bio, Inc.*	142,651	804,552
Jounce Therapeutics, Inc.*	28,417	231,883
Kadmon Holdings, Inc.*	299,481	1,173,966
KalVista Pharmaceuticals, Inc.*	28,570	359,696
Karuna Therapeutics, Inc.*	29,496	2,280,631
Karyopharm Therapeutics, Inc.(x)*	132,453	1,933,814
Keros Therapeutics, Inc.(x)*	13,798	532,189
Kezar Life Sciences, Inc.*	45,152	218,536
Kindred Biosciences, Inc.*	61,267	262,835
Kiniksa Pharmaceuticals Ltd., Class A*	48,160	737,811
Kodiak Sciences, Inc.*	51,718	3,062,223
Krystal Biotech, Inc.*	23,659	1,018,520
Kura Oncology, Inc.*	98,096	3,005,661
La Jolla Pharmaceutical Co.(x)*	34,433	138,765
Lexicon Pharmaceuticals, Inc.(x)*	65,744	94,671
Ligand Pharmaceuticals, Inc.(x)*	26,248	2,501,959
LogicBio Therapeutics, Inc.(x)*	26,249	238,341
MacroGenics, Inc.*	97,660	2,460,055
Madrigal Pharmaceuticals, Inc.*	16,582	1,968,781
Magenta Therapeutics, Inc.*	33,599	228,473
MannKind Corp.(x)*	436,852	821,282
Marker Therapeutics, Inc.(x)*	45,142	67,713
MediciNova, Inc.(x)*	87,980	461,015
MEI Pharma, Inc.*	196,254	612,312
MeiraGTx Holdings plc*	40,779	539,914
Mersana Therapeutics, Inc.*	96,894	1,804,166
Minerva Neurosciences, Inc.*	59,420	188,956
Mirati Therapeutics, Inc.*	68,638	11,397,340
Mirum Pharmaceuticals, Inc.(x)*	8,731	168,246
Molecular Templates, Inc.*	48,016	524,335
Momenta Pharmaceuticals, Inc.*	216,908	11,383,332
Morphic Holding, Inc.(x)*	26,904	735,555
Mustang Bio, Inc.*	46,866	147,628
Myriad Genetics, Inc.*	126,234	1,646,091
NantKwest, Inc.(x)*	56,955	394,983
Natera, Inc.*	130,590	9,433,822
Neoleukin Therapeutics, Inc.*	58,410	700,920
Neubase Therapeutics, Inc.*	34,055	258,477
NeuroBo Pharmaceuticals, Inc.(x)*	11,041	62,050
NextCure, Inc.*	32,662	287,426
Nkarta, Inc.(x)*	29,544	888,093
Novavax, Inc.(x)*	113,170	12,261,970
Nurix Therapeutics, Inc.(x)*	20,337	709,965
Nymox Pharmaceutical Corp.*	75,139	184,842
Oncocyte Corp.(x)*	84,142	116,957
OPKO Health, Inc.(x)*	721,126	2,660,955
Organogenesis Holdings, Inc.*	42,784	164,291
Orgenesis, Inc.(x)*	33,266	167,661
ORIC Pharmaceuticals, Inc.(x)*	17,247	431,347
Ovid therapeutics, Inc.(x)*	84,797	486,735
Oyster Point Pharma, Inc.(x)*	9,416	198,772
Passage Bio, Inc.*	26,838	351,846
PDL BioPharma, Inc.*	217,195	684,164
PhaseBio Pharmaceuticals, Inc.(x)*	23,085	81,028
Pieris Pharmaceuticals, Inc.(x)*	110,965	229,698
Precigen, Inc.(x)*	119,035	416,623
Precision BioSciences, Inc.(x)*	91,013	560,640
Prevail Therapeutics, Inc.*	28,405	289,163
Protagonist Therapeutics, Inc.*	55,550	1,086,003
Protara Therapeutics, Inc.*	3,752	63,146
Prothena Corp. plc*	52,785	527,322
PTC Therapeutics, Inc.*	113,614	5,311,455
Puma Biotechnology, Inc.*	60,522	610,667
Radius Health, Inc.*	79,752	904,388
RAPT Therapeutics, Inc.(x)*	21,592	695,262
REGENXBIO, Inc.*	64,131	1,764,885
Relay Therapeutics, Inc.(x)*	58,825	2,505,357
Replimune Group, Inc.*	41,340	951,647
Retrophin, Inc.*	88,644	1,636,368
REVOLUTION Medicines, Inc.*	70,373	2,448,980
Rhythm Pharmaceuticals, Inc.*	61,570	1,334,222
Rigel Pharmaceuticals, Inc.*	329,221	790,130
Rocket Pharmaceuticals, Inc.*	61,497	1,405,821
Rubius Therapeutics, Inc.(x)*	75,073	376,116
Sangamo Therapeutics, Inc.*	210,014	1,984,632
Savara, Inc.(x)*	92,983	101,351
Scholar Rock Holding Corp.*	44,688	790,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Selecta Biosciences, Inc.(x)*	134,315	$333,101
Seres Therapeutics, Inc.*	97,145	2,750,175
Soleno Therapeutics, Inc.(x)*	68,553	172,068
Solid Biosciences, Inc.(x)*	65,005	131,960
Sorrento Therapeutics, Inc.(x)*	401,831	4,480,416
Spectrum Pharmaceuticals, Inc.*	260,872	1,064,358
Spero Therapeutics, Inc.*	26,146	291,789
SpringWorks Therapeutics, Inc.*	38,534	1,836,916
Stoke Therapeutics, Inc.*	24,760	829,212
Sutro Biopharma, Inc.(x)*	47,499	477,365
Syndax Pharmaceuticals, Inc.*	53,678	792,287
Syros Pharmaceuticals, Inc.*	81,938	724,332
TCR2 Therapeutics, Inc.*	45,727	929,173
TG Therapeutics, Inc.*	204,376	5,469,102
Translate Bio, Inc.(x)*	124,314	1,691,914
Turning Point Therapeutics, Inc.*	63,020	5,505,427
Twist Bioscience Corp.*	60,487	4,595,197
Tyme Technologies, Inc.(x)*	99,067	97,086
Ultragenyx Pharmaceutical, Inc.*	105,633	8,681,976
UNITY Biotechnology, Inc.(x)*	69,866	241,736
UroGen Pharma Ltd.(x)*	32,595	628,758
Vanda Pharmaceuticals, Inc.*	92,679	895,279
Vaxart, Inc.(x)*	88,204	586,557
Vaxcyte, Inc.(x)*	33,055	1,632,256
VBI Vaccines, Inc.(x)*	324,093	926,906
Veracyte, Inc.*	104,906	3,408,396
Verastem, Inc.(x)*	320,353	387,627
Vericel Corp.*	84,189	1,560,022
Viela Bio, Inc.*	40,247	1,130,136
Viking Therapeutics, Inc.(x)*	114,887	668,642
Vir Biotechnology, Inc.*	98,601	3,384,972
Voyager Therapeutics, Inc.*	48,895	521,710
X4 Pharmaceuticals, Inc.*	26,272	177,861
XBiotech, Inc.(x)*	24,360	465,032
Xencor, Inc.*	100,932	3,915,152
XOMA Corp.(x)*	11,473	216,151
Y-mAbs Therapeutics, Inc.*	56,559	2,171,300
Zentalis Pharmaceuticals, Inc.(x)*	20,477	669,393
ZIOPHARM Oncology, Inc.(x)*	368,628	928,943

		383,323,459

Health Care Equipment & Supplies (3.5%)
Accelerate Diagnostics, Inc.(x)*	62,884	670,343
Accuray, Inc.*	191,574	459,778
Acutus Medical, Inc.(x)*	17,649	525,940
Alphatec Holdings, Inc.*	83,951	557,435
AngioDynamics, Inc.*	71,026	856,574
Antares Pharma, Inc.*	283,573	765,647
Apyx Medical Corp.*	73,721	347,226
Aspira Women’s Health, Inc.(x)*	163,778	505,255
AtriCure, Inc.*	79,733	3,181,347
Atrion Corp.	2,639	1,652,014
Avanos Medical, Inc.*	88,517	2,940,535
Axogen, Inc.*	67,650	786,770
Axonics Modulation Technologies, Inc.(x)*	53,657	2,738,653
Bellerophon Therapeutics, Inc.*	8,005	81,491
Beyond Air, Inc.(x)*	25,266	131,131
BioLife Solutions, Inc.*	24,032	695,486
BioSig Technologies, Inc.(x)*	47,020	231,809
Cantel Medical Corp.	70,269	3,087,620
Cardiovascular Systems, Inc.*	70,042	2,756,153
Cerus Corp.*	296,673	1,857,173
Chembio Diagnostics, Inc.(x)*	38,273	186,007
Co-Diagnostics, Inc.(x)*	51,457	699,301
CONMED Corp.	50,729	3,990,850
CryoLife, Inc.*	64,393	1,189,339
CryoPort, Inc.(x)*	63,472	3,008,573
Cutera, Inc.*	33,864	642,400
CytoSorbents Corp.*	72,508	578,251
Electromed, Inc.*	13,418	139,681
FONAR Corp.*	11,663	243,523
GenMark Diagnostics, Inc.*	128,244	1,821,065
Glaukos Corp.(x)*	77,911	3,858,153
Heska Corp.*	13,133	1,297,409
Inari Medical, Inc.(x)*	14,014	967,246
Inogen, Inc.*	36,896	1,069,984
Integer Holdings Corp.*	60,508	3,570,577
IntriCon Corp.*	13,670	166,501
Invacare Corp.	68,224	513,044
iRadimed Corp.*	12,031	257,223
iRhythm Technologies, Inc.*	50,698	12,071,701
Lantheus Holdings, Inc.*	120,584	1,527,799
LeMaitre Vascular, Inc.	30,325	986,472
LivaNova plc*	90,709	4,100,954
Meridian Bioscience, Inc.*	83,800	1,422,924
Merit Medical Systems, Inc.*	101,165	4,400,678
Mesa Laboratories, Inc.	8,531	2,173,358
Milestone Scientific, Inc.(x)*	70,951	98,622
Misonix, Inc.*	28,374	332,827
Natus Medical, Inc.*	60,154	1,030,438
Nemaura Medical, Inc.(x)*	13,428	47,669
Neogen Corp.*	96,213	7,528,667
Nevro Corp.*	61,545	8,573,219
NuVasive, Inc.*	95,389	4,633,044
OraSure Technologies, Inc.*	134,020	1,631,023
Orthofix Medical, Inc.*	32,323	1,006,538
OrthoPediatrics Corp.(x)*	23,444	1,076,548
PAVmed, Inc.(x)*	66,990	119,242
Pulse Biosciences, Inc.(x)*	28,672	338,043
Quotient Ltd.(x)*	118,986	611,588
Repro-Med Systems, Inc.*	47,488	342,863
Retractable Technologies, Inc.(x)*	26,534	176,716
Rockwell Medical, Inc.(x)*	114,048	122,031
SeaSpine Holdings Corp.*	52,013	743,786
Shockwave Medical, Inc.*	53,211	4,033,394
SI-BONE, Inc.*	43,859	1,040,335
Sientra, Inc.(x)*	94,665	321,861
Silk Road Medical, Inc.*	49,394	3,319,771
Soliton, Inc.(x)*	8,557	65,375
STAAR Surgical Co.*	83,787	4,738,993
Stereotaxis, Inc.*	86,687	310,339
Surgalign Holdings, Inc.*	130,170	235,608
Surmodics, Inc.*	23,474	913,373
Tactile Systems Technology, Inc.*	32,085	1,173,990
Tela Bio, Inc.(x)*	10,176	168,311
TransMedics Group, Inc.*	38,973	537,048
Utah Medical Products, Inc.	6,840	546,311
Vapotherm, Inc.*	37,853	1,097,737
Varex Imaging Corp.*	76,152	968,653
Venus Concept, Inc.(x)*	32,658	75,767
ViewRay, Inc.(x)*	207,311	725,589
VolitionRX Ltd.(x)*	45,298	145,407
Wright Medical Group NV*	234,684	7,167,249
Zynex, Inc.(x)*	31,220	544,789

		132,254,157

Health Care Providers & Services (2.4%)
1Life Healthcare, Inc.*	144,365	4,094,191
AdaptHealth Corp.*	44,119	962,235
Addus HomeCare Corp.*	26,123	2,468,885
American Renal Associates Holdings, Inc.*	30,801	212,527
AMN Healthcare Services, Inc.*	87,233	5,099,641
Apollo Medical Holdings, Inc.*	32,653	585,795
Avalon GloboCare Corp.(x)*	34,487	43,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BioTelemetry, Inc.*	62,996	$2,871,358
Brookdale Senior Living, Inc.*	323,813	822,485
Community Health Systems, Inc.*	174,318	735,622
CorVel Corp.*	16,605	1,418,565
Covetrus, Inc.*	182,470	4,452,268
Cross Country Healthcare, Inc.*	76,609	497,192
Ensign Group, Inc. (The)	92,601	5,283,813
Enzo Biochem, Inc.*	72,870	153,756
Exagen, Inc.(x)*	4,804	52,075
Five Star Senior Living, Inc.*	35,344	179,194
Fulgent Genetics, Inc.(x)*	19,310	773,172
Hanger, Inc.*	72,725	1,150,510
HealthEquity, Inc.*	139,385	7,160,208
InfuSystem Holdings, Inc.*	27,078	347,140
Joint Corp. (The)*	21,232	369,225
LHC Group, Inc.*	55,971	11,897,196
Magellan Health, Inc.*	42,565	3,225,576
MEDNAX, Inc.*	126,644	2,061,764
National HealthCare Corp.	21,894	1,364,215
National Research Corp.	25,781	1,268,683
Ontrak, Inc.(x)*	13,785	827,100
Option Care Health, Inc.*	67,283	899,574
Owens & Minor, Inc.	120,344	3,021,838
Patterson Cos., Inc.	158,519	3,821,101
Pennant Group, Inc. (The)*	47,130	1,817,333
PetIQ, Inc.(x)*	36,373	1,197,399
Progyny, Inc.(x)*	51,700	1,521,531
Providence Service Corp. (The)*	23,011	2,137,952
R1 RCM, Inc.*	193,314	3,315,335
RadNet, Inc.*	84,197	1,292,424
Select Medical Holdings Corp.*	201,615	4,197,624
Sharps Compliance Corp.(x)*	26,353	165,233
Surgery Partners, Inc.*	40,660	890,454
Tenet Healthcare Corp.*	189,342	4,640,772
Tivity Health, Inc.*	81,917	1,148,476
Triple-S Management Corp., Class B*	44,251	790,765
US Physical Therapy, Inc.	23,187	2,014,487
Viemed Healthcare, Inc.*	66,871	577,765

		93,827,563

Health Care Technology (1.1%)
Accolade, Inc.(x)*	20,931	813,588
Allscripts Healthcare Solutions, Inc.*	300,803	2,448,536
Computer Programs and Systems, Inc.	25,108	693,232
Evolent Health, Inc., Class A*	144,709	1,795,839
Health Catalyst, Inc.*	59,513	2,178,176
HealthStream, Inc.*	48,775	978,914
HMS Holdings Corp.*	164,296	3,934,889
iCAD, Inc.(x)*	39,035	343,898
Inovalon Holdings, Inc., Class A*	136,459	3,609,341
Inspire Medical Systems, Inc.*	47,549	6,136,199
NantHealth, Inc.(x)*	51,195	119,796
NextGen Healthcare, Inc.*	104,639	1,333,101
Omnicell, Inc.*	79,105	5,905,979
OptimizeRx Corp.(x)*	29,866	622,706
Phreesia, Inc.*	54,139	1,739,486
Schrodinger, Inc.(x)*	53,359	2,535,086
Simulations Plus, Inc.	24,682	1,860,036
Tabula Rasa HealthCare, Inc.(x)*	37,653	1,535,113
Vocera Communications, Inc.*	60,615	1,762,684

		40,346,599

Life Sciences Tools & Services (0.7%)
Champions Oncology, Inc.*	12,913	119,445
ChromaDex Corp.*	81,214	325,668
Codexis, Inc.(x)*	95,861	1,125,408
Fluidigm Corp.*	120,621	896,214
Harvard Bioscience, Inc.*	71,441	215,038
Luminex Corp.	82,293	2,160,191
Medpace Holdings, Inc.*	50,770	5,673,548
NanoString Technologies, Inc.*	68,019	3,040,449
NeoGenomics, Inc.*	188,434	6,951,330
Pacific Biosciences of California, Inc.*	303,807	2,998,575
Personalis, Inc.*	44,730	969,299
Quanterix Corp.(x)*	38,367	1,294,503

		25,769,668

Pharmaceuticals (1.8%)
AcelRx Pharmaceuticals, Inc.(x)*	130,385	185,147
Aerie Pharmaceuticals, Inc.(x)*	60,341	710,214
Agile Therapeutics, Inc.(x)*	133,397	405,527
AMAG Pharmaceuticals, Inc.(x)*	56,385	530,019
Amneal Pharmaceuticals, Inc.*	199,011	772,163
Amphastar Pharmaceuticals, Inc.*	68,043	1,275,806
ANI Pharmaceuticals, Inc.*	17,594	496,327
Aquestive Therapeutics, Inc.(x)*	38,622	187,510
Arvinas, Inc.*	52,143	1,231,096
Avenue Therapeutics, Inc.*	12,117	131,227
Axsome Therapeutics, Inc.*	51,132	3,643,155
Aytu BioScience, Inc.(x)*	69,977	83,273
BioDelivery Sciences International, Inc.*	142,864	532,883
Cara Therapeutics, Inc.(x)*	71,230	906,402
Cassava Sciences, Inc.(x)*	45,905	528,366
Cerecor, Inc.*	75,253	171,201
Chiasma, Inc.*	74,847	321,842
Collegium Pharmaceutical, Inc.*	67,803	1,411,658
Corcept Therapeutics, Inc.*	172,061	2,994,722
CorMedix, Inc.(x)*	55,344	333,724
Cymabay Therapeutics, Inc.*	115,611	837,024
Durect Corp.*	385,635	659,436
Eloxx Pharmaceuticals, Inc.(x)*	37,882	99,630
Endo International plc*	401,268	1,324,184
Eton Pharmaceuticals, Inc.(x)*	27,833	219,881
Evofem Biosciences, Inc.(x)*	92,389	218,038
Evolus, Inc.(x)*	46,505	181,834
Fulcrum Therapeutics, Inc.(x)*	26,241	208,091
Harrow Health, Inc.*	43,272	241,890
IMARA, Inc.(x)*	9,796	199,251
Innoviva, Inc.*	111,188	1,161,915
Intersect ENT, Inc.*	61,055	995,807
Intra-Cellular Therapies, Inc.*	104,190	2,673,515
Kala Pharmaceuticals, Inc.(x)*	77,577	581,827
Kaleido Biosciences, Inc.(x)*	19,009	210,430
Lannett Co., Inc.*	62,411	381,331
Liquidia Technologies, Inc.(x)*	40,004	196,820
Lyra Therapeutics, Inc.(x)*	9,502	106,232
Mallinckrodt plc(x)*	163,471	159,106
Marinus Pharmaceuticals, Inc.(x)*	42,415	545,033
MyoKardia, Inc.*	92,935	12,669,829
NGM Biopharmaceuticals, Inc.*	45,926	730,683
Ocular Therapeutix, Inc.*	101,872	775,246
Odonate Therapeutics, Inc.*	25,811	346,642
Omeros Corp.(x)*	102,258	1,033,317
Optinose, Inc.(x)*	61,502	239,858
Osmotica Pharmaceuticals plc*	29,301	158,518
Pacira BioSciences, Inc.*	76,465	4,597,076
Paratek Pharmaceuticals, Inc.(x)*	77,865	421,250
Phathom Pharmaceuticals, Inc.*	20,671	758,006
Phibro Animal Health Corp., Class A	37,340	649,716
Pliant Therapeutics, Inc.(x)*	16,937	383,623
Prestige Consumer Healthcare, Inc.*	94,549	3,443,475
Provention Bio, Inc.(x)*	83,939	1,076,937
Recro Pharma, Inc.*	31,604	66,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Relmada Therapeutics, Inc.(x)*	27,848	$1,047,642
Revance Therapeutics, Inc.*	115,766	2,910,357
Satsuma Pharmaceuticals, Inc.*	18,035	70,156
SIGA Technologies, Inc.*	107,267	736,924
Strongbridge Biopharma plc*	82,332	172,897
Supernus Pharmaceuticals, Inc.*	88,196	1,838,005
TherapeuticsMD, Inc.(x)*	442,783	699,597
Theravance Biopharma, Inc.(x)*	82,867	1,225,189
Tricida, Inc.*	56,038	507,704
Verrica Pharmaceuticals, Inc.(x)*	21,537	166,696
VYNE Therapeutics, Inc.(x)*	217,222	360,588
WaVe Life Sciences Ltd.*	39,670	336,798
Xeris Pharmaceuticals, Inc.(x)*	78,393	464,870
Zogenix, Inc.*	105,169	1,885,680

		67,827,184

Total Health Care		743,348,630

Industrials (13.8%)
Aerospace & Defense (0.8%)
AAR Corp.	61,033	1,147,420
Aerojet Rocketdyne Holdings, Inc.*	133,108	5,309,678
AeroVironment, Inc.*	38,944	2,337,029
Astronics Corp.*	47,229	364,608
Cubic Corp.	58,618	3,409,809
Ducommun, Inc.*	21,311	701,558
Kaman Corp.	44,791	1,745,505
Kratos Defense & Security Solutions, Inc.*	218,852	4,219,467
Maxar Technologies, Inc.(x)	111,815	2,788,666
Moog, Inc., Class A	55,184	3,505,840
National Presto Industries, Inc.	9,572	783,564
PAE, Inc.*	100,472	854,012
Park Aerospace Corp.	37,828	413,082
Parsons Corp.*	39,235	1,315,942
Triumph Group, Inc.	79,332	516,451
Vectrus, Inc.*	23,092	877,496

		30,290,127

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	108,533	2,719,837
Atlas Air Worldwide Holdings, Inc.*	45,997	2,801,217
Echo Global Logistics, Inc.*	50,607	1,304,142
Forward Air Corp.	51,020	2,927,528
Hub Group, Inc., Class A*	60,755	3,049,597
Radiant Logistics, Inc.*	64,825	333,201

		13,135,522

Airlines (0.3%)
Allegiant Travel Co.	24,619	2,949,356
Hawaiian Holdings, Inc.	88,385	1,139,283
Mesa Air Group, Inc.*	55,035	162,353
SkyWest, Inc.	91,478	2,731,533
Spirit Airlines, Inc.(x)*	165,693	2,667,658

		9,650,183

Building Products (1.6%)
AAON, Inc.	76,525	4,610,631
Advanced Drainage Systems, Inc.	101,047	6,309,375
Alpha Pro Tech Ltd.(x)*	24,061	355,622
American Woodmark Corp.*	30,739	2,414,241
Apogee Enterprises, Inc.	48,506	1,036,573
Builders FirstSource, Inc.*	209,341	6,828,703
Caesarstone Ltd.(x)	47,416	464,677
Cornerstone Building Brands, Inc.*	76,020	606,640
CSW Industrials, Inc.	25,489	1,969,025
Gibraltar Industries, Inc.*	60,875	3,965,397
Griffon Corp.	75,828	1,481,679
Insteel Industries, Inc.	35,923	671,760
JELD-WEN Holding, Inc.*	124,235	2,807,711
Masonite International Corp.*	45,392	4,466,573
Patrick Industries, Inc.	42,517	2,445,578
PGT Innovations, Inc.*	105,071	1,840,844
Quanex Building Products Corp.	62,241	1,147,724
Resideo Technologies, Inc.*	222,091	2,443,001
Simpson Manufacturing Co., Inc.	79,463	7,720,625
UFP Industries, Inc.	107,906	6,097,768

		59,684,147

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	125,364	4,595,844
ACCO Brands Corp.	176,060	1,021,148
Advanced Disposal Services, Inc.*	134,633	4,069,956
Brady Corp., Class A	84,705	3,389,894
BrightView Holdings, Inc.*	59,586	679,280
Brink’s Co. (The)	93,624	3,847,010
Casella Waste Systems, Inc., Class A*	85,687	4,785,619
CECO Environmental Corp.*	67,848	494,612
Cimpress plc*	31,887	2,396,627
CompX International, Inc.	2,589	38,706
Covanta Holding Corp.	227,445	1,762,699
Deluxe Corp.	79,634	2,048,983
Ennis, Inc.	45,630	795,787
Harsco Corp.*	143,556	1,996,864
Healthcare Services Group, Inc.(x)	137,813	2,967,114
Heritage-Crystal Clean, Inc.*	30,069	401,421
Herman Miller, Inc.	101,550	3,062,748
HNI Corp.	70,526	2,213,106
Interface, Inc.	100,033	612,202
KAR Auction Services, Inc.	242,377	3,490,229
Kimball International, Inc., Class B	67,286	709,194
Knoll, Inc.	93,940	1,132,916
Matthews International Corp., Class A	57,757	1,291,447
McGrath RentCorp	45,137	2,689,714
Montrose Environmental Group, Inc.*	18,570	442,337
NL Industries, Inc.	13,377	56,852
PICO Holdings, Inc.*	28,690	257,062
Pitney Bowes, Inc.	333,723	1,772,069
Quad/Graphics, Inc.	84,716	256,690
SP Plus Corp.*	40,702	730,601
Steelcase, Inc., Class A	163,734	1,655,351
Team, Inc.*	48,520	266,860
Tetra Tech, Inc.	98,812	9,436,546
UniFirst Corp.	27,441	5,196,502
US Ecology, Inc.	57,241	1,870,063
Viad Corp.	35,611	741,777
VSE Corp.	18,423	564,481

		73,740,311

Construction & Engineering (1.2%)
Aegion Corp.*	57,194	808,151
Ameresco, Inc., Class A*	47,561	1,588,537
API Group Corp.(m)*	260,051	3,700,526
Arcosa, Inc.	90,810	4,003,813
Argan, Inc.	27,675	1,159,859
Comfort Systems USA, Inc.	67,289	3,466,056
Concrete Pumping Holdings, Inc.*	62,993	224,885
Construction Partners, Inc., Class A*	44,338	806,952
Dycom Industries, Inc.*	56,723	2,996,109
EMCOR Group, Inc.	96,916	6,562,182
Fluor Corp.	263,026	2,317,259
Granite Construction, Inc.	85,479	1,505,285
Great Lakes Dredge & Dock Corp.*	124,146	1,180,629
HC2 Holdings, Inc.(x)*	86,085	208,326
IES Holdings, Inc.*	14,551	462,285
MasTec, Inc.*	105,863	4,467,419
MYR Group, Inc.*	31,043	1,154,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*	16,160	$427,594
NV5 Global, Inc.*	18,708	987,221
Primoris Services Corp.	89,852	1,620,930
Sterling Construction Co., Inc.*	54,523	772,046
Tutor Perini Corp.*	79,930	889,621
WillScot Mobile Mini Holdings Corp.*	290,152	4,839,735

		46,149,599

Electrical Equipment (1.3%)
Allied Motion Technologies, Inc.	14,679	605,949
American Superconductor Corp.(x)*	36,944	534,949
Atkore International Group, Inc.*	87,920	1,998,422
AZZ, Inc.	48,538	1,656,117
Bloom Energy Corp., Class A(x)*	161,224	2,897,195
Encore Wire Corp.	37,445	1,738,197
EnerSys	72,949	4,896,337
FuelCell Energy, Inc.(x)*	421,073	901,096
LSI Industries, Inc.	50,159	338,573
Orion Energy Systems, Inc.*	50,400	381,528
Plug Power, Inc.(x)*	624,774	8,378,219
Powell Industries, Inc.	18,931	456,805
Preformed Line Products Co.	5,099	248,423
Sunrun, Inc.*	217,907	16,794,092
Thermon Group Holdings, Inc.*	60,920	684,132
TPI Composites, Inc.*	58,908	1,705,976
Ultralife Corp.*	14,769	87,137
Vicor Corp.*	35,212	2,737,029
Vivint Solar, Inc.*	92,872	3,933,129

		50,973,305

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	67,670	1,456,258

Machinery (3.3%)
Alamo Group, Inc.	18,846	2,035,933
Albany International Corp., Class A	53,055	2,626,753
Altra Industrial Motion Corp.	120,737	4,463,647
Astec Industries, Inc.	39,163	2,124,593
Barnes Group, Inc.	86,045	3,075,248
Blue Bird Corp.*	32,342	393,279
Chart Industries, Inc.*	67,534	4,745,614
CIRCOR International, Inc.*	38,894	1,063,751
Columbus McKinnon Corp.	43,706	1,446,669
Douglas Dynamics, Inc.	41,062	1,404,320
Eastern Co. (The)	8,700	169,824
Energy Recovery, Inc.*	73,099	599,412
Enerpac Tool Group Corp.*	102,483	1,927,705
EnPro Industries, Inc.	38,974	2,198,523
ESCO Technologies, Inc.	47,532	3,829,178
Evoqua Water Technologies Corp.*	166,380	3,530,584
ExOne Co. (The)(x)*	22,282	272,286
Federal Signal Corp.	111,057	3,248,417
Franklin Electric Co., Inc.	83,212	4,895,362
Gencor Industries, Inc.*	14,453	159,417
Gorman-Rupp Co. (The)	32,151	947,168
Graham Corp.	15,818	201,996
Greenbrier Cos., Inc. (The)	61,038	1,794,517
Helios Technologies, Inc.	57,206	2,082,298
Hillenbrand, Inc.	138,572	3,929,902
Hurco Cos., Inc.	10,664	302,858
Hyster-Yale Materials Handling, Inc.	19,334	718,258
John Bean Technologies Corp.	56,379	5,180,666
Kadant, Inc.	19,496	2,137,152
Kennametal, Inc.	148,130	4,286,882
L B Foster Co., Class A*	16,524	221,752
Lindsay Corp.	18,890	1,826,285
Luxfer Holdings plc	59,960	752,498
Lydall, Inc.*	35,391	585,367
Manitowoc Co., Inc. (The)*	69,225	582,182
Mayville Engineering Co., Inc.*	10,033	92,203
Meritor, Inc.*	127,941	2,679,085
Miller Industries, Inc.	21,500	657,255
Mueller Industries, Inc.	104,327	2,823,089
Mueller Water Products, Inc., Class A	291,557	3,029,277
Navistar International Corp.*	92,710	4,036,593
NN, Inc.*	92,752	478,600
Omega Flex, Inc.	5,839	915,088
Park-Ohio Holdings Corp.	21,228	341,134
Proto Labs, Inc.*	49,017	6,347,702
RBC Bearings, Inc.*	44,099	5,345,240
REV Group, Inc.	60,029	473,629
Rexnord Corp.	219,376	6,546,180
Shyft Group, Inc. (The)	63,648	1,201,674
SPX Corp.*	79,430	3,683,963
SPX FLOW, Inc.*	78,824	3,375,244
Standex International Corp.	22,468	1,330,106
Tennant Co.	34,925	2,108,073
Terex Corp.	123,232	2,385,772
TriMas Corp.*	83,046	1,893,449
Wabash National Corp.	102,027	1,220,243
Watts Water Technologies, Inc., Class A	49,080	4,915,362
Welbilt, Inc.*	238,552	1,469,480

		127,108,737

Marine (0.1%)
Costamare, Inc.	101,263	614,666
Eagle Bulk Shipping, Inc.(x)*	10,570	173,031
Genco Shipping & Trading Ltd.(x)	40,542	279,740
Matson, Inc.	79,921	3,204,033
Safe Bulkers, Inc.*	84,566	87,103
Scorpio Bulkers, Inc.	13,916	197,051

		4,555,624

Professional Services (1.1%)
Acacia Research Corp.*	70,128	243,344
Akerna Corp.(x)*	18,294	66,590
ASGN, Inc.*	92,703	5,892,203
Barrett Business Services, Inc.	14,026	735,524
BG Staffing, Inc.	16,566	140,314
CBIZ, Inc.*	94,167	2,153,599
CRA International, Inc.	15,656	586,630
Exponent, Inc.	93,921	6,765,130
Forrester Research, Inc.*	20,676	677,966
Franklin Covey Co.*	25,985	460,974
GP Strategies Corp.*	21,116	203,558
Heidrick & Struggles International, Inc.	35,620	699,933
Huron Consulting Group, Inc.*	41,150	1,618,430
ICF International, Inc.	33,638	2,069,746
Insperity, Inc.	67,827	4,441,990
Kelly Services, Inc., Class A	61,300	1,044,552
Kforce, Inc.	36,942	1,188,424
Korn Ferry	103,549	3,002,921
Mastech Digital, Inc.(x)*	7,719	139,019
Mistras Group, Inc.*	29,882	116,839
Red Violet, Inc.(x)*	12,166	224,584
Resources Connection, Inc.	59,719	689,755
TriNet Group, Inc.*	74,345	4,410,145
TrueBlue, Inc.*	63,666	986,186
Upwork, Inc.*	166,036	2,895,668
Willdan Group, Inc.*	20,578	524,945

		41,978,969

Road & Rail (0.5%)
ArcBest Corp.	48,776	1,514,982
Avis Budget Group, Inc.*	97,213	2,558,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Covenant Logistics Group, Inc., Class A*	22,391	$391,619
Daseke, Inc.(x)*	78,975	424,096
Heartland Express, Inc.	83,783	1,558,364
Hertz Global Holdings, Inc.(x)*	193,707	215,015
Marten Transport Ltd.	107,827	1,759,737
PAM Transportation Services, Inc.*	3,209	120,658
Saia, Inc.*	48,102	6,067,586
Universal Logistics Holdings, Inc	13,910	290,163
US Xpress Enterprises, Inc., Class A*	38,777	320,298
Werner Enterprises, Inc.	110,675	4,647,243

		19,868,407

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc.(x)*	34,347	268,937
Applied Industrial Technologies, Inc.	71,968	3,965,437
Beacon Roofing Supply, Inc.*	102,130	3,173,179
BMC Stock Holdings, Inc.*	122,057	5,227,701
CAI International, Inc.	28,285	778,686
DXP Enterprises, Inc.*	33,073	533,467
EVI Industries, Inc.(x)*	7,441	198,005
Foundation Building Materials, Inc.*	41,429	651,264
GATX Corp.	60,976	3,887,220
General Finance Corp.*	18,551	117,428
GMS, Inc.*	78,657	1,895,634
H&E Equipment Services, Inc.	60,583	1,191,062
Herc Holdings, Inc.*	46,193	1,829,705
Lawson Products, Inc.*	7,013	287,743
MRC Global, Inc.*	145,510	622,783
Nesco Holdings, Inc.(x)*	23,881	99,106
NOW, Inc.*	205,503	932,984
Rush Enterprises, Inc., Class A	50,918	2,573,396
Rush Enterprises, Inc., Class B	7,318	324,187
SiteOne Landscape Supply, Inc.*	80,677	9,838,560
Systemax, Inc.	25,301	605,706
Textainer Group Holdings Ltd.*	98,400	1,393,344
Titan Machinery, Inc.*	31,606	418,147
Transcat, Inc.*	11,297	331,002
Triton International Ltd.	88,425	3,596,245
Veritiv Corp.*	27,706	350,758
WESCO International, Inc.*	91,836	4,042,621
Willis Lease Finance Corp.*	5,016	92,545

		49,226,852

Total Industrials		527,818,041

Information Technology (12.2%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	72,638	4,895,801
ADTRAN, Inc.	90,860	931,769
Applied Optoelectronics, Inc.(x)*	35,921	404,111
CalAmp Corp.*	68,041	489,215
Calix, Inc.*	98,682	1,754,566
Cambium Networks Corp.*	7,239	122,122
Casa Systems, Inc.*	52,827	212,893
Clearfield, Inc.*	18,087	364,815
Comtech Telecommunications Corp.	42,032	588,448
DASAN Zhone Solutions, Inc.*	24,199	226,745
Digi International, Inc.*	54,526	852,241
Extreme Networks, Inc.*	233,838	940,029
Genasys, Inc.*	62,862	386,601
Harmonic, Inc.*	189,605	1,057,996
Infinera Corp.*	298,288	1,837,454
Inseego Corp.(x)*	107,623	1,110,669
InterDigital, Inc.	57,455	3,278,382
KVH Industries, Inc.*	26,580	239,486
NETGEAR, Inc.*	56,565	1,743,333
NetScout Systems, Inc.*	123,258	2,690,722
PCTEL, Inc.*	35,125	198,808
Plantronics, Inc.	64,820	767,469
Resonant, Inc.(x)*	96,918	230,665
Ribbon Communications, Inc.*	123,743	478,885
Viavi Solutions, Inc.*	426,037	4,997,414

		30,800,639

Electronic Equipment, Instruments & Components (2.0%)
Akoustis Technologies, Inc.(x)*	65,122	531,396
Arlo Technologies, Inc.*	156,878	825,178
Badger Meter, Inc.	53,444	3,493,634
Bel Fuse, Inc., Class B	16,105	172,001
Belden, Inc.	72,896	2,268,524
Benchmark Electronics, Inc.	68,790	1,386,118
CTS Corp.	60,151	1,325,127
Daktronics, Inc.	86,223	341,443
ePlus, Inc.*	24,642	1,803,794
Fabrinet*	68,414	4,312,134
FARO Technologies, Inc.*	32,018	1,952,458
Fitbit, Inc., Class A*	458,063	3,188,118
II-VI, Inc.(x)*	185,871	7,538,928
Insight Enterprises, Inc.*	61,458	3,477,294
Intellicheck, Inc.(x)*	31,652	211,119
Iteris, Inc.*	89,693	367,741
Itron, Inc.*	74,588	4,530,475
Kimball Electronics, Inc.*	47,519	549,320
Knowles Corp.*	168,519	2,510,933
Luna Innovations, Inc.*	55,470	331,711
Methode Electronics, Inc.	66,469	1,894,367
MTS Systems Corp.	36,445	696,464
Napco Security Technologies, Inc.*	23,642	555,587
nLight, Inc.*	61,806	1,451,205
Novanta, Inc.*	62,191	6,551,200
OSI Systems, Inc.*	31,527	2,446,810
PAR Technology Corp.(x)*	27,950	1,132,255
PC Connection, Inc.	20,882	857,415
Plexus Corp.*	53,245	3,760,694
Powerfleet, Inc.*	51,751	291,358
Research Frontiers, Inc.(x)*	50,166	135,448
Rogers Corp.*	34,695	3,402,192
Sanmina Corp.*	118,563	3,207,129
ScanSource, Inc.*	47,835	948,568
TTM Technologies, Inc.*	182,759	2,085,280
Vishay Intertechnology, Inc.	248,615	3,870,936
Vishay Precision Group, Inc.*	19,947	505,058
Wrap Technologies, Inc.(x)*	24,539	166,129

		75,075,541

IT Services (1.9%)
Brightcove, Inc.*	78,151	800,266
Cardtronics plc, Class A*	67,742	1,341,292
Cass Information Systems, Inc.	26,592	1,070,062
Conduent, Inc.*	295,551	939,852
CSG Systems International, Inc.	60,946	2,495,739
Endurance International Group Holdings, Inc.*	126,578	726,558
Evertec, Inc.	110,670	3,841,356
Evo Payments, Inc., Class A*	76,074	1,890,439
ExlService Holdings, Inc.*	62,594	4,129,326
GreenSky, Inc., Class A*	122,529	544,029
Grid Dynamics Holdings, Inc.(x)*	42,947	331,980
GTT Communications, Inc.(x)*	63,899	329,719
Hackett Group, Inc. (The)	46,825	523,503
I3 Verticals, Inc., Class A*	28,382	716,645
Information Services Group, Inc.*	58,102	122,595
International Money Express, Inc.*	39,375	565,622
KBR, Inc.	256,579	5,737,106
Limelight Networks, Inc.*	204,756	1,179,395
LiveRamp Holdings, Inc.*	117,584	6,087,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ManTech International Corp., Class A	49,761	$3,427,538
MAXIMUS, Inc.	112,221	7,677,039
MoneyGram International, Inc.(x)*	124,419	351,484
NIC, Inc.	121,125	2,386,162
Paysign, Inc.(x)*	60,575	344,066
Perficient, Inc.*	59,804	2,556,023
Perspecta, Inc.	259,453	5,046,361
PFSweb, Inc.*	27,689	185,239
Priority Technology Holdings, Inc.(x)*	10,429	32,904
Rackspace Technology, Inc.(x)*	59,894	1,155,355
Repay Holdings Corp.*	107,944	2,536,684
ServiceSource International, Inc.*	167,200	245,784
StarTek, Inc.*	27,393	143,813
Sykes Enterprises, Inc.*	71,481	2,445,365
TTEC Holdings, Inc.	34,608	1,887,866
Tucows, Inc., Class A(x)*	17,829	1,228,418
Unisys Corp.*	107,735	1,149,532
Verra Mobility Corp.*	237,675	2,295,941
Virtusa Corp.*	53,200	2,615,312

		71,083,694

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	70,986	4,467,859
Alpha & Omega Semiconductor Ltd.*	40,938	524,825
Ambarella, Inc.*	59,730	3,116,711
Amkor Technology, Inc.*	171,344	1,919,053
Atomera, Inc.(x)*	28,326	296,007
Axcelis Technologies, Inc.*	63,700	1,401,400
AXT, Inc.*	79,065	483,878
Brooks Automation, Inc.	131,290	6,073,475
Cabot Microelectronics Corp.	52,918	7,557,220
CEVA, Inc.*	39,724	1,563,934
Cohu, Inc.	73,015	1,254,398
CyberOptics Corp.*	13,836	440,538
Diodes, Inc.*	78,932	4,455,711
DSP Group, Inc.*	41,664	549,131
FormFactor, Inc.*	141,051	3,516,401
GSI Technology, Inc.*	25,512	143,888
Ichor Holdings Ltd.*	42,401	914,590
Impinj, Inc.(x)*	32,270	850,314
Lattice Semiconductor Corp.*	245,457	7,108,435
MACOM Technology Solutions Holdings, Inc.*	85,568	2,910,168
Maxeon Solar Technologies Ltd.(x)*	19,052	323,122
MaxLinear, Inc.*	122,575	2,848,643
NeoPhotonics Corp.*	95,806	583,459
NVE Corp.	9,583	470,334
Onto Innovation, Inc.*	86,078	2,563,403
PDF Solutions, Inc.*	51,639	966,166
Photronics, Inc.*	103,897	1,034,814
Pixelworks, Inc.*	73,740	151,167
Power Integrations, Inc.	107,351	5,947,245
Rambus, Inc.*	205,743	2,816,622
Semtech Corp.*	117,540	6,224,918
Silicon Laboratories, Inc.*	79,142	7,744,045
SiTime Corp.*	16,374	1,375,907
SMART Global Holdings, Inc.*	26,387	721,421
SunPower Corp.(x)*	139,712	1,747,797
Synaptics, Inc.*	61,625	4,955,882
Ultra Clean Holdings, Inc.*	71,935	1,543,725
Veeco Instruments, Inc.*	86,687	1,011,637

		92,578,243

Software (5.0%)
8x8, Inc.*	186,358	2,897,867
A10 Networks, Inc.*	123,331	785,618
ACI Worldwide, Inc.*	207,790	5,429,553
Agilysys, Inc.*	34,481	833,061
Alarm.com Holdings, Inc.*	87,881	4,855,425
Altair Engineering, Inc., Class A*	80,044	3,360,247
American Software, Inc., Class A	61,530	863,881
Appfolio, Inc., Class A*	29,798	4,225,654
Appian Corp.(x)*	65,536	4,243,456
Asure Software, Inc.(x)*	21,013	158,648
Avaya Holdings Corp.*	148,278	2,253,826
Benefitfocus, Inc.*	58,133	651,090
Blackbaud, Inc.	89,436	4,993,212
Blackline, Inc.*	91,701	8,219,161
Bottomline Technologies DE, Inc.*	80,040	3,374,486
Box, Inc., Class A*	254,475	4,417,686
Cerence, Inc.*	67,120	3,280,154
ChannelAdvisor Corp.*	53,136	768,878
Cloudera, Inc.(x)*	380,416	4,142,730
CommVault Systems, Inc.*	77,967	3,181,054
Cornerstone OnDemand, Inc.*	111,424	4,051,377
Digimarc Corp.(x)*	24,628	549,943
Digital Turbine, Inc.*	152,543	4,994,258
Domo, Inc., Class B*	47,209	1,809,521
Ebix, Inc.	47,300	974,380
eGain Corp.*	45,055	638,429
Envestnet, Inc.*	97,202	7,500,106
GTY Technology Holdings, Inc.(x)*	93,391	247,486
Intelligent Systems Corp.(x)*	14,654	571,213
j2 Global, Inc.*	82,929	5,740,345
LivePerson, Inc.*	114,185	5,936,478
MicroStrategy, Inc., Class A*	14,003	2,108,292
Mimecast Ltd.*	105,482	4,949,215
Mitek Systems, Inc.*	49,503	630,668
MobileIron, Inc.*	186,068	1,304,337
Model N, Inc.*	61,387	2,165,733
OneSpan, Inc.*	57,482	1,204,823
Park City Group, Inc.(x)*	21,564	106,311
Ping Identity Holding Corp.*	65,481	2,043,662
Progress Software Corp.	83,751	3,071,987
PROS Holdings, Inc.*	74,782	2,388,537
Q2 Holdings, Inc.*	90,720	8,279,107
QAD, Inc., Class A	20,723	874,511
Qualys, Inc.*	61,884	6,065,251
Rapid7, Inc.*	94,218	5,769,910
Rimini Street, Inc.*	31,384	101,057
Rosetta Stone, Inc.*	41,877	1,255,472
SailPoint Technologies Holding, Inc.*	160,347	6,344,931
Sapiens International Corp. NV	49,802	1,522,945
SeaChange International, Inc.*	49,190	42,815
SecureWorks Corp., Class A*	14,823	168,834
ShotSpotter, Inc.*	16,080	499,123
Smith Micro Software, Inc.(x)*	63,433	236,605
Sprout Social, Inc., Class A*	49,809	1,917,647
SPS Commerce, Inc.*	65,795	5,123,457
SVMK, Inc.*	222,553	4,920,647
Synchronoss Technologies, Inc.*	90,539	272,522
Telenav, Inc.*	72,482	260,935
Tenable Holdings, Inc.*	128,989	4,869,335
Upland Software, Inc.*	47,490	1,790,373
Varonis Systems, Inc.*	58,321	6,731,410
Verint Systems, Inc.*	115,940	5,585,989
Veritone, Inc.(x)*	46,366	424,713
VirnetX Holding Corp.(x)	117,734	620,458
Workiva, Inc.*	70,861	3,951,209
Xperi Holding Corp.	192,467	2,211,446
Yext, Inc.*	184,504	2,800,771
Zix Corp.*	106,138	619,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zuora, Inc., Class A*	182,798	$1,890,131

		191,074,238

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	203,114	997,290
Avid Technology, Inc.*	61,029	522,408
Diebold Nixdorf, Inc.*	131,838	1,007,242
Eastman Kodak Co.(x)*	30,349	267,678
Immersion Corp.*	27,052	190,716
Intevac, Inc.*	41,527	228,814
Quantum Corp.*	57,908	266,377
Super Micro Computer, Inc.*	84,622	2,234,021

		5,714,546

Total Information Technology		466,326,901

Materials (3.6%)
Chemicals (1.5%)
Advanced Emissions Solutions, Inc.(x)	27,262	110,684
AdvanSix, Inc.*	52,271	673,251
AgroFresh Solutions, Inc.*	54,760	133,067
American Vanguard Corp.	54,641	717,983
Amyris, Inc.(x)*	146,675	428,291
Avient Corp.	170,480	4,510,901
Balchem Corp.	58,448	5,706,278
Chase Corp.	13,101	1,249,835
Ferro Corp.*	150,717	1,868,891
FutureFuel Corp.	50,685	576,288
GCP Applied Technologies, Inc.*	91,405	1,914,935
Hawkins, Inc.	18,788	866,127
HB Fuller Co.	96,026	4,396,070
Ingevity Corp.*	77,620	3,837,533
Innospec, Inc.	45,277	2,866,940
Intrepid Potash, Inc.*	15,884	134,061
Koppers Holdings, Inc.*	38,690	809,008
Kraton Corp.*	57,117	1,017,825
Kronos Worldwide, Inc.	37,952	488,063
Livent Corp.(x)*	270,593	2,427,219
Marrone Bio Innovations, Inc.*	87,097	106,258
Minerals Technologies, Inc.	55,516	2,836,868
Orion Engineered Carbons SA	112,276	1,404,573
PQ Group Holdings, Inc.*	67,325	690,755
Quaker Chemical Corp.	24,857	4,467,051
Rayonier Advanced Materials, Inc.*	130,049	416,157
Sensient Technologies Corp.	75,179	4,340,835
Stepan Co.	40,307	4,393,463
Trecora Resources*	53,710	329,779
Tredegar Corp.	49,228	732,020
Trinseo SA	72,757	1,865,489
Tronox Holdings plc, Class A	170,676	1,343,220

		57,659,718

Construction Materials (0.1%)
Forterra, Inc.*	33,453	395,414
Summit Materials, Inc., Class A*	203,101	3,359,291
United States Lime & Minerals, Inc.	3,361	302,826
US Concrete, Inc.*	31,570	916,793

		4,974,324

Containers & Packaging (0.2%)
Greif, Inc., Class A	45,994	1,665,443
Greif, Inc., Class B	12,118	478,418
Myers Industries, Inc.	64,676	855,663
O-I Glass, Inc.	279,623	2,961,208
Ranpak Holdings Corp.*	52,614	500,885
UFP Technologies, Inc.*	13,418	555,774

		7,017,391

Metals & Mining (1.4%)
Alcoa Corp.*	350,409	4,075,257
Allegheny Technologies, Inc.*	217,259	1,894,498
Arconic Corp.*	179,732	3,423,895
Caledonia Mining Corp. plc(x)	19,657	333,972
Carpenter Technology Corp.	90,990	1,652,378
Century Aluminum Co.*	99,402	707,742
Cleveland-Cliffs, Inc.(x)	738,787	4,743,013
Coeur Mining, Inc.*	449,488	3,317,221
Commercial Metals Co.	222,434	4,444,231
Compass Minerals International, Inc.	63,685	3,779,705
Gold Resource Corp.	118,458	403,942
Haynes International, Inc.	24,748	422,943
Hecla Mining Co.	945,959	4,805,472
Kaiser Aluminum Corp.	30,466	1,632,673
Materion Corp.	36,637	1,906,223
Novagold Resources, Inc.*	444,063	5,279,909
Olympic Steel, Inc.	14,860	168,810
Ryerson Holding Corp.*	27,264	156,223
Schnitzer Steel Industries, Inc., Class A	49,332	948,654
SunCoke Energy, Inc.	175,497	600,200
TimkenSteel Corp.*	89,269	316,905
United States Steel Corp.(x)	402,637	2,955,356
Warrior Met Coal, Inc.	93,430	1,595,784
Worthington Industries, Inc.	68,234	2,782,583

		52,347,589

Paper & Forest Products (0.4%)
Boise Cascade Co.	72,895	2,909,968
Clearwater Paper Corp.*	30,605	1,161,154
Domtar Corp.	97,828	2,569,941
Louisiana-Pacific Corp.	205,843	6,074,427
Neenah, Inc.	29,840	1,118,105
P H Glatfelter Co.	78,147	1,076,084
Schweitzer-Mauduit International, Inc.	59,926	1,821,151
Verso Corp., Class A	61,475	485,038

		17,215,868

Total Materials		139,214,890

Real Estate (6.0%)
Equity Real Estate Investment Trusts (REITs) (5.3%)
Acadia Realty Trust (REIT)	157,562	1,654,401
Agree Realty Corp. (REIT)	99,788	6,350,508
Alexander & Baldwin, Inc. (REIT)	133,532	1,496,894
Alexander’s, Inc. (REIT)	3,796	930,855
Alpine Income Property Trust, Inc. (REIT)(x)	13,221	205,587
American Assets Trust, Inc. (REIT)	94,971	2,287,851
American Finance Trust, Inc. (REIT)	206,451	1,294,448
Armada Hoffler Properties, Inc. (REIT)	105,388	975,893
Bluerock Residential Growth REIT, Inc. (REIT)	51,974	393,963
BRT Apartments Corp. (REIT)	25,787	303,771
CareTrust REIT, Inc. (REIT)	178,556	3,177,404
CatchMark Timber Trust, Inc. (REIT), Class A	93,162	831,937
Chatham Lodging Trust (REIT)	84,745	645,757
CIM Commercial Trust Corp. (REIT)	25,495	251,381
City Office REIT, Inc. (REIT)	80,696	606,834
Clipper Realty, Inc. (REIT)	37,880	229,174
Colony Capital, Inc. (REIT)	910,209	2,484,871
Columbia Property Trust, Inc. (REIT)	217,230	2,369,979
Community Healthcare Trust, Inc. (REIT)	39,696	1,856,185
CoreCivic, Inc. (REIT)	220,466	1,763,728
CorEnergy Infrastructure Trust, Inc. (REIT)	28,108	164,151
CorePoint Lodging, Inc. (REIT)	74,757	407,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
DiamondRock Hospitality Co. (REIT)	372,512	$1,888,636
Diversified Healthcare Trust (REIT)	445,749	1,569,036
Easterly Government Properties, Inc. (REIT)	144,700	3,242,727
EastGroup Properties, Inc. (REIT)	71,230	9,212,176
Essential Properties Realty Trust, Inc. (REIT)	167,948	3,076,807
Farmland Partners, Inc. (REIT)(x)	50,316	335,105
Four Corners Property Trust, Inc. (REIT)	129,405	3,311,474
Franklin Street Properties Corp. (REIT)	195,323	714,882
Front Yard Residential Corp. (REIT)	93,387	816,202
GEO Group, Inc. (The) (REIT)	223,270	2,531,882
Getty Realty Corp. (REIT)	63,929	1,662,793
Gladstone Commercial Corp. (REIT)	61,265	1,032,315
Gladstone Land Corp. (REIT)	32,778	492,326
Global Medical REIT, Inc. (REIT)	72,981	985,243
Global Net Lease, Inc. (REIT)	145,238	2,309,284
Healthcare Realty Trust, Inc. (REIT)	247,866	7,465,724
Hersha Hospitality Trust (REIT)	73,908	409,450
Independence Realty Trust, Inc. (REIT)	179,533	2,080,787
Industrial Logistics Properties Trust (REIT)	119,796	2,619,938
Innovative Industrial Properties, Inc. (REIT)	38,901	4,828,003
Investors Real Estate Trust (REIT)	22,935	1,494,674
iStar, Inc. (REIT)	136,401	1,610,896
Jernigan Capital, Inc. (REIT)(x)	41,978	719,503
Kite Realty Group Trust (REIT)	153,088	1,772,759
Lexington Realty Trust (REIT)	497,929	5,203,358
LTC Properties, Inc. (REIT)	70,842	2,469,552
Macerich Co. (The) (REIT)(x)	270,292	1,835,283
Mack-Cali Realty Corp. (REIT)	151,135	1,907,324
Monmouth Real Estate Investment Corp. (REIT)	175,562	2,431,534
National Health Investors, Inc. (REIT)	77,763	4,686,776
National Storage Affiliates Trust (REIT)	113,235	3,703,917
New Senior Investment Group, Inc. (REIT)	165,612	662,448
NexPoint Residential Trust, Inc. (REIT)	39,162	1,736,835
Office Properties Income Trust (REIT)	83,199	1,723,883
One Liberty Properties, Inc. (REIT)	29,238	478,334
Pebblebrook Hotel Trust (REIT)	229,910	2,880,772
Physicians Realty Trust (REIT)	381,665	6,835,620
Piedmont Office Realty Trust, Inc. (REIT), Class A	232,557	3,155,798
Plymouth Industrial REIT, Inc. (REIT)	26,645	328,799
PotlatchDeltic Corp. (REIT)	118,646	4,994,997
Preferred Apartment Communities, Inc. (REIT), Class A	80,059	432,319
PS Business Parks, Inc. (REIT)	36,273	4,439,452
QTS Realty Trust, Inc. (REIT), Class A	112,583	7,094,981
Retail Opportunity Investments Corp. (REIT)	217,215	2,262,294
Retail Properties of America, Inc. (REIT), Class A	375,828	2,183,561
Retail Value, Inc. (REIT)	37,607	472,720
RLJ Lodging Trust (REIT)	290,677	2,517,263
RPT Realty (REIT)	159,329	866,750
Ryman Hospitality Properties, Inc. (REIT)	93,687	3,447,682
Sabra Health Care REIT, Inc. (REIT)	370,036	5,100,946
Safehold, Inc. (REIT)(x)	31,033	1,927,149
Saul Centers, Inc. (REIT)	22,669	602,542
Seritage Growth Properties (REIT), Class A(x)*	61,065	821,324
Service Properties Trust (REIT)	307,973	2,448,385
SITE Centers Corp. (REIT)	264,891	1,907,215
STAG Industrial, Inc. (REIT)	275,743	8,407,404
Summit Hotel Properties, Inc. (REIT)	191,909	994,089
Sunstone Hotel Investors, Inc. (REIT)	396,408	3,147,480
Tanger Factory Outlet Centers, Inc. (REIT)(x)	156,849	945,799
Terreno Realty Corp. (REIT)	121,902	6,675,354
UMH Properties, Inc. (REIT)	66,073	894,628
Uniti Group, Inc. (REIT)	357,599	3,767,305
Universal Health Realty Income Trust (REIT)	23,179	1,320,971
Urban Edge Properties (REIT)	203,494	1,977,962
Urstadt Biddle Properties, Inc. (REIT), Class A	50,259	462,383
Washington REIT (REIT)	152,184	3,063,464
Whitestone REIT (REIT)	76,742	460,452
Xenia Hotels & Resorts, Inc. (REIT)	216,126	1,897,586

		202,440,310

Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions SA(x)*	9,726	123,228
American Realty Investors, Inc.*	4,332	39,291
CTO Realty Growth, Inc.	8,271	364,751
Cushman & Wakefield plc*	208,491	2,191,240
eXp World Holdings, Inc.(x)*	44,761	1,805,659
Forestar Group, Inc.(x)*	31,163	551,585
FRP Holdings, Inc.*	13,782	574,296
Griffin Industrial Realty, Inc.	4,144	221,497
Kennedy-Wilson Holdings, Inc.	224,905	3,265,621
Marcus & Millichap, Inc.*	40,052	1,102,231
Maui Land & Pineapple Co., Inc.*	10,742	116,228
Newmark Group, Inc., Class A	267,059	1,153,695
Rafael Holdings, Inc., Class B*	17,599	272,784
RE/MAX Holdings, Inc., Class A	33,345	1,091,382
Realogy Holdings Corp.(x)*	218,268	2,060,450
Redfin Corp.*	179,798	8,977,314
RMR Group, Inc. (The), Class A	27,876	765,754
St Joe Co. (The)*	61,798	1,274,893
Stratus Properties, Inc.*	9,341	201,392
Tejon Ranch Co.*	41,172	582,584
Transcontinental Realty Investors, Inc.*	2,233	55,669

		26,791,544

Total Real Estate		229,231,854

Utilities (2.9%)
Electric Utilities (0.6%)
ALLETE, Inc.	93,988	4,862,939
Genie Energy Ltd., Class B	24,242	193,936
MGE Energy, Inc.	65,194	4,085,056
Otter Tail Corp.	76,815	2,778,399
PNM Resources, Inc.	144,809	5,984,956
Portland General Electric Co.	163,329	5,798,179
Spark Energy, Inc., Class A(x)	17,159	142,763

		23,846,228

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A(x)	61,024	$3,380,119
Chesapeake Utilities Corp.	30,876	2,602,847
New Jersey Resources Corp.	172,076	4,649,493
Northwest Natural Holding Co.	54,758	2,485,466
ONE Gas, Inc.	98,779	6,816,739
RGC Resources, Inc.	12,226	286,700
South Jersey Industries, Inc.	180,666	3,481,434
Southwest Gas Holdings, Inc.	103,596	6,536,908
Spire, Inc.	90,762	4,828,538

		35,068,244

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.*	170,992	335,144
Brookfield Renewable Corp.	125,468	7,352,425
Clearway Energy, Inc., Class A	64,862	1,602,091
Clearway Energy, Inc., Class C	150,110	4,046,966
Ormat Technologies, Inc.	74,702	4,415,635
Sunnova Energy International, Inc.*	95,594	2,907,014

		20,659,275

Multi-Utilities (0.4%)
Avista Corp.	126,237	4,307,206
Black Hills Corp.	114,778	6,139,475
NorthWestern Corp.	94,137	4,578,824
Unitil Corp.	29,009	1,120,908

		16,146,413

Water Utilities (0.4%)
American States Water Co.	69,095	5,178,670
Artesian Resources Corp., Class A	15,658	539,731
Cadiz, Inc.(x)*	37,329	370,677
California Water Service Group	90,700	3,940,915
Consolidated Water Co. Ltd.	23,634	246,030
Global Water Resources, Inc.	18,972	204,518
Middlesex Water Co.	30,762	1,911,858
Pure Cycle Corp.*	36,585	329,631
SJW Group	48,266	2,937,469
York Water Co. (The)	24,291	1,026,781

		16,686,280

Total Utilities		112,406,440

Total Common Stocks (90.6%) (Cost $3,168,379,331)		3,462,472,096

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	987	—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	4,193	—

Total Rights (0.0%) (Cost $—)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Whiting Petroleum Corp.,expiring 9/1/24(x)*	12,172	29,416

Total Energy		29,416

Total Warrants (0.0%) (Cost $—)		29,416

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (5.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	25,000,000	25,000,000
JPMorgan Prime Money Market Fund, IM Shares	171,619,150	171,739,283

Total Investment Companies		196,739,283

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,300,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,326,002. (xx)	$1,300,000	1,300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $6,673,233, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39; total market value $6,806,686. (xx)	6,673,222	6,673,222
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,000,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%,maturing 11/15/21-10/31/26; total market value $11,086,702. (xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $38,002,069, collateralized by various Common Stocks; total market value $42,231,817. (xx)	38,000,000	38,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,556,449. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $20,000,311, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $20,400,000. (xx)	20,000,000	20,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $33,000,513, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $33,660,000. (xx)	$33,000,000	$33,000,000

Total Repurchase Agreements		113,973,222

Total Short-Term Investments (8.1%) (Cost $310,624,344)		310,712,505

Total Investments in Securities (98.7%) (Cost $3,479,003,675)		3,773,214,017
Other Assets Less Liabilities (1.3%)		49,268,269

Net Assets (100%)		$3,822,482,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $4,572,185 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $219,290,718. This was collateralized by $90,664,144 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 10/8/20–2/15/50 and by cash of $138,973,222 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	184,239	3,260,269	471,777	(139,822)	6,820	(638,323)	2,960,721	116,466	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.**	78,245	421,926	3,359,771	(777,280)	186,618	1,356,564	4,547,599	16,469	—

Total		3,682,195	3,831,548	(917,102)	193,438	718,241	7,508,320	132,935	—

**	Not affiliated at September 30, 2020.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	4,798	12/2020	USD	360,905,560	1,967,986

					1,967,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$78,841,535	$2,077,466	$—		$80,919,001
Consumer Discretionary	461,273,110	4,989,315	—		466,262,425
Consumer Staples	117,086,876	2,095,524	—		119,182,400
Energy	66,594,749	—	—		66,594,749
Financials	511,166,765	—	—	(a)	511,166,765
Health Care	743,348,630	—	—		743,348,630
Industrials	521,486,050	6,331,991	—		527,818,041
Information Technology	466,326,901	—	—		466,326,901
Materials	136,693,784	2,521,106	—		139,214,890
Real Estate	229,231,854	—	—		229,231,854
Utilities	112,406,440	—	—		112,406,440
Futures	1,967,986	—	—		1,967,986
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	196,739,283	—	—		196,739,283
Repurchase Agreements	—	113,973,222	—		113,973,222
Warrants
Energy	29,416	—	—		29,416

Total Assets	$3,643,193,379	$131,988,624	$—		$3,775,182,003

Total Liabilities	$—	$—	$—		$—

Total	$3,643,193,379	$131,988,624	$—		$3,775,182,003

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,036,246
Aggregate gross unrealized depreciation	(613,429,655)

Net unrealized appreciation	$294,606,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,480,575,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Australia (6.8%)
Afterpay Ltd.*	33,162	$1,938,126
AGL Energy Ltd.	96,597	944,029
AMP Ltd.	519,688	489,090
Ampol Ltd.	37,687	648,191
APA Group	176,633	1,309,714
Aristocrat Leisure Ltd.	85,056	1,834,283
ASX Ltd.	30,098	1,762,919
Aurizon Holdings Ltd.	290,961	887,858
AusNet Services	286,920	388,376
Australia & New Zealand Banking Group Ltd.	424,183	5,251,507
BHP Group Ltd.	441,746	11,367,364
BHP Group plc	316,716	6,752,015
BlueScope Steel Ltd.	74,502	680,117
Brambles Ltd.	229,528	1,727,903
CIMIC Group Ltd.*	14,096	187,804
Coca-Cola Amatil Ltd.	74,020	504,706
Cochlear Ltd.	10,018	1,423,924
Coles Group Ltd.	202,249	2,466,658
Commonwealth Bank of Australia	265,457	12,132,579
Computershare Ltd.	69,632	611,355
Crown Resorts Ltd.	50,451	318,626
CSL Ltd.	68,087	14,028,774
Dexus (REIT)	163,686	1,044,628
Evolution Mining Ltd.	250,489	1,039,940
Fortescue Metals Group Ltd.	251,415	2,943,023
Glencore plc*	1,498,538	3,104,542
Goodman Group (REIT)	251,774	3,240,346
GPT Group (The) (REIT)	316,278	886,356
Insurance Australia Group Ltd.	361,871	1,138,847
Lendlease Corp. Ltd.	96,322	762,940
Macquarie Group Ltd.	50,173	4,309,730
Magellan Financial Group Ltd.	18,595	757,879
Medibank Pvt Ltd.	421,864	759,938
Mirvac Group (REIT)	572,315	896,344
National Australia Bank Ltd.	479,290	6,115,409
Newcrest Mining Ltd.	119,215	2,686,997
Northern Star Resources Ltd.	114,380	1,124,702
Oil Search Ltd.	307,978	584,917
Orica Ltd.	62,086	687,957
Origin Energy Ltd.	274,844	849,873
Qantas Airways Ltd.	105,752	308,118
QBE Insurance Group Ltd.	214,303	1,326,297
Ramsay Health Care Ltd.	27,725	1,315,198
REA Group Ltd.	8,106	640,489
Rio Tinto Ltd.	54,954	3,720,589
Rio Tinto plc	168,253	10,152,070
Santos Ltd.	267,311	938,086
Scentre Group (REIT)	819,893	1,297,320
SEEK Ltd.	47,949	733,498
Sonic Healthcare Ltd.(x)	66,286	1,576,970
South32 Ltd.	755,604	1,107,939
Stockland (REIT)	354,460	962,841
Suncorp Group Ltd.	190,936	1,159,882
Sydney Airport	194,668	819,480
Tabcorp Holdings Ltd.	331,712	796,066
Telstra Corp. Ltd.	635,240	1,267,213
TPG Telecom Ltd.*	57,915	307,053
Transurban Group	410,143	4,156,571
Treasury Wine Estates Ltd.	108,936	698,972
Vicinity Centres (REIT)	475,722	470,084
Washington H Soul Pattinson & Co. Ltd.(x)	15,028	253,643
Wesfarmers Ltd.	169,897	5,416,932
Westpac Banking Corp.	541,591	6,534,866
WiseTech Global Ltd.	20,729	389,744
Woodside Petroleum Ltd.	140,287	1,771,953
Woolworths Group Ltd.	189,305	4,949,140

		153,661,300

Austria (0.1%)
ANDRITZ AG	10,219	314,817
Erste Group Bank AG	43,560	910,983
OMV AG*	21,245	580,364
Raiffeisen Bank International AG*	21,501	328,690
Verbund AG	9,978	544,762
voestalpine AG	17,026	447,607

		3,127,223

Belgium (0.8%)
Ageas SA/NV	26,633	1,086,893
Anheuser-Busch InBev SA/NV	114,260	6,167,481
Colruyt SA*	7,686	498,738
Elia Group SA/NV	4,788	478,048
Galapagos NV*	6,533	927,922
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	585,260
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	10,226	921,681
KBC Group NV	37,103	1,857,861
Proximus SADP	21,281	388,474
Sofina SA	2,394	653,139
Solvay SA	11,021	947,743
Telenet Group Holding NV	6,702	259,793
UCB SA	18,959	2,153,004
Umicore SA(x)	29,977	1,248,191

		18,174,228

Chile (0.0%)
Antofagasta plc	58,835	775,723

China (0.5%)
BeiGene Ltd. (ADR)*	6,104	1,748,430
BOC Hong Kong Holdings Ltd.	545,000	1,445,749
Budweiser Brewing Co. APAC Ltd.(m)	267,900	782,590
Microport Scientific Corp.(x)	110,000	439,812
Prosus NV*	73,088	6,740,031
Wilmar International Ltd.	271,400	879,186
Yangzijiang Shipbuilding Holdings Ltd.	336,527	245,387

		12,281,185

Denmark (2.3%)
Ambu A/S, Class B	25,311	716,627
AP Moller - Maersk A/S, Class A	471	687,982
AP Moller - Maersk A/S, Class B	969	1,536,263
Carlsberg A/S, Class B	15,397	2,073,208
Chr Hansen Holding A/S	15,652	1,739,565
Coloplast A/S, Class B	18,176	2,874,500
Danske Bank A/S*	100,501	1,361,340
Demant A/S*	15,562	489,541
DSV Panalpina A/S	30,906	5,043,531
Genmab A/S*	9,677	3,513,838
GN Store Nord A/S	19,881	1,504,296
H Lundbeck A/S	10,070	331,948
Novo Nordisk A/S, Class B	258,213	17,935,933
Novozymes A/S, Class B	31,706	1,994,277
Orsted A/S(m)	28,697	3,958,317
Pandora A/S	14,942	1,075,210
Tryg A/S	18,861	594,467
Vestas Wind Systems A/S	29,351	4,749,182

		52,180,025

Finland (1.1%)
Elisa OYJ	20,628	1,215,857
Fortum OYJ	67,900	1,374,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kone OYJ, Class B	50,460	$4,436,042
Neste OYJ	62,890	3,306,994
Nokia OYJ*	859,228	3,367,827
Nordea Bank Abp (Aquis Stock Exchange)	6,394	48,565
Nordea Bank Abp (Turquoise Stock Exchange)	472,345	3,598,031
Orion OYJ, Class B	16,367	740,704
Sampo OYJ, Class A	69,419	2,746,345
Stora Enso OYJ, Class R	89,182	1,397,537
UPM-Kymmene OYJ	80,232	2,441,945
Wartsila OYJ Abp	66,007	519,386

		25,193,526

France (9.4%)
Accor SA*	29,423	822,948
Adevinta ASA*	36,641	628,389
Aeroports de Paris	4,202	418,405
Air Liquide SA	70,988	11,264,612
Airbus SE*	88,181	6,400,597
Alstom SA*	29,486	1,468,036
Amundi SA(m)*	9,453	666,430
Arkema SA	10,351	1,098,125
Atos SE*	15,022	1,210,079
AXA SA‡	290,037	5,354,181
BioMerieux	6,191	969,140
BNP Paribas SA*	168,673	6,110,353
Bollore SA	124,405	464,351
Bouygues SA	34,628	1,200,507
Bureau Veritas SA*	45,850	1,029,838
Capgemini SE	23,899	3,060,882
Carrefour SA	90,916	1,455,222
Cie de Saint-Gobain*	76,770	3,223,251
Cie Generale des Etablissements Michelin SCA	25,954	2,777,203
CNP Assurances*	26,843	335,459
Covivio (REIT)	6,969	491,924
Credit Agricole SA*	166,949	1,459,259
Danone SA	92,599	5,989,407
Dassault Aviation SA*	394	334,434
Dassault Systemes SE	19,843	3,701,408
Edenred	36,267	1,627,132
Eiffage SA*	12,903	1,051,641
Electricite de France SA	95,145	1,006,553
Engie SA*	273,888	3,660,644
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	11,323	1,545,937
EssilorLuxottica SA (Turquoise Stock Exchange)*	31,294	4,255,529
Eurazeo SE*	5,700	308,490
Faurecia SE*	11,025	476,104
Gecina SA (REIT)	6,760	894,349
Getlink SE*	66,718	904,592
Hermes International	4,803	4,140,108
Icade (REIT)	4,568	256,412
Iliad SA	2,169	399,029
Ingenico Group SA*	8,896	1,376,525
Ipsen SA	5,530	580,164
JCDecaux SA*	10,432	180,758
Kering SA	11,362	7,548,745
Klepierre SA (REIT)(x)	27,566	386,725
La Francaise des Jeux SAEM(m)	13,236	486,125
Legrand SA	39,934	3,188,077
L’Oreal SA	37,740	12,280,677
LVMH Moet Hennessy Louis Vuitton SE	41,652	19,472,140
Natixis SA*	136,940	307,771
Orange SA	301,367	3,135,885
Orpea*	8,008	909,515
Pernod Ricard SA	31,841	5,081,509
Peugeot SA*	89,922	1,621,324
Publicis Groupe SA	33,154	1,074,407
Remy Cointreau SA(x)	3,572	652,010
Renault SA*	28,865	745,068
Safran SA*	47,866	4,710,197
Sanofi	169,523	16,997,912
Sartorius Stedim Biotech	4,152	1,430,006
Schneider Electric SE	82,908	10,290,127
SCOR SE*	23,671	655,849
SEB SA	3,334	542,315
Societe Generale SA*	121,103	1,602,510
Sodexo SA	13,156	936,878
Suez SA	52,056	963,680
Teleperformance	8,894	2,739,024
Thales SA	15,775	1,181,212
TOTAL SE(x)	370,660	12,725,886
Ubisoft Entertainment SA*	14,113	1,275,381
Unibail-Rodamco- Westfield (REIT)(x)	20,412	753,173
Valeo SA	34,321	1,048,964
Veolia Environnement SA	80,576	1,737,696
Vinci SA	77,269	6,445,075
Vivendi SA	124,442	3,468,471
Wendel SE	3,922	355,769
Worldline SA(m)*	20,311	1,665,455

		213,013,965

Germany (8.7%)
adidas AG*	28,551	9,240,910
Allianz SE (Registered)	62,557	11,999,598
Aroundtown SA*	149,763	752,784
BASF SE	137,731	8,387,022
Bayer AG (Registered)	147,320	9,207,601
Bayerische Motoren Werke AG	49,650	3,605,092
Bayerische Motoren Werke AG (Preference)(q)	8,023	439,597
Beiersdorf AG	15,197	1,728,172
Brenntag AG	22,254	1,416,030
Carl Zeiss Meditec AG	5,929	750,404
Commerzbank AG*	150,666	740,512
Continental AG	16,728	1,813,404
Covestro AG(m)	25,988	1,290,350
Daimler AG (Registered)	128,342	6,920,260
Delivery Hero SE(m)*	19,014	2,187,184
Deutsche Bank AG (Registered)*	289,922	2,444,424
Deutsche Boerse AG	28,492	5,003,741
Deutsche Lufthansa AG (Registered)*	36,165	311,724
Deutsche Post AG (Registered)	148,337	6,764,337
Deutsche Telekom AG (Registered)	499,804	8,372,833
Deutsche Wohnen SE	51,745	2,589,148
E.ON SE	332,112	3,669,397
Evonik Industries AG	31,025	803,765
Fraport AG Frankfurt Airport Services Worldwide*	6,127	242,625
Fresenius Medical Care AG & Co. KGaA	32,573	2,750,396
Fresenius SE & Co. KGaA	62,325	2,837,008
FUCHS PETROLUB SE (Preference)(q)	9,892	503,058
GEA Group AG	23,800	838,948
Hannover Rueck SE	9,187	1,424,164
HeidelbergCement AG	22,676	1,390,979
Henkel AG & Co. KGaA	15,232	1,426,752
Henkel AG & Co. KGaA (Preference)(q)	27,141	2,841,961
HOCHTIEF AG	3,646	283,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Infineon Technologies AG	187,582	$5,306,085
KION Group AG	9,955	854,947
Knorr-Bremse AG	10,874	1,284,499
LANXESS AG	12,386	710,855
LEG Immobilien AG	10,631	1,517,598
Merck KGaA	19,643	2,868,326
METRO AG	28,862	288,262
MTU Aero Engines AG	8,131	1,352,338
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	21,009	5,334,171
Nemetschek SE	8,895	651,493
Porsche Automobil Holding SE (Preference)(q)*	23,500	1,403,061
Puma SE*	12,475	1,124,019
RWE AG	95,628	3,585,219
SAP SE	156,588	24,384,419
Sartorius AG (Preference)(q)	5,334	2,191,173
Scout24 AG(m)	16,529	1,442,709
Siemens AG (Registered)	114,716	14,505,346
Siemens Energy AG*	57,358	1,546,736
Siemens Healthineers AG(m)	38,790	1,741,815
Symrise AG	19,293	2,669,030
TeamViewer AG*	20,012	988,203
Telefonica Deutschland Holding AG	147,959	379,509
thyssenkrupp AG*	59,572	301,085
Uniper SE	30,546	986,934
United Internet AG (Registered)	14,883	569,506
Volkswagen AG	4,920	860,076
Volkswagen AG (Preference)(q)	27,829	4,478,758
Vonovia SE	77,251	5,308,575
Zalando SE(m)*	23,433	2,193,370

		195,806,129

Hong Kong (2.5%)
AIA Group Ltd.	1,813,012	17,860,305
ASM Pacific Technology Ltd.	43,900	448,720
Bank of East Asia Ltd. (The)	206,800	381,253
CK Asset Holdings Ltd.	387,152	1,888,946
CK Infrastructure Holdings Ltd.	104,500	489,030
CLP Holdings Ltd.	247,000	2,302,355
Dairy Farm International Holdings Ltd.	46,300	175,255
Hang Lung Properties Ltd.	315,000	803,260
Hang Seng Bank Ltd.	113,500	1,684,790
Henderson Land Development Co. Ltd.	212,025	782,190
HK Electric Investments & HK Electric Investments Ltd.(m)	430,500	444,627
HKT Trust & HKT Ltd.	591,013	783,011
Hong Kong & China Gas Co. Ltd	1,586,688	2,280,163
Hong Kong Exchanges & Clearing Ltd.	180,658	8,491,717
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	168,400	623,888
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,235
Jardine Matheson Holdings Ltd. (London Stock Exchange)	28,000	1,113,280
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	4,100	162,730
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	29,300	588,051
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	2,800	55,472
Kerry Properties Ltd.	106,000	270,849
Link REIT (REIT)	315,000	2,574,932
Melco Resorts & Entertainment Ltd. (ADR)	31,822	529,836
MTR Corp. Ltd.	226,000	1,121,582
New World Development Co. Ltd.	233,621	1,137,335
Pacific Century Premium Developments Ltd.*	69,012	18,155
PCCW Ltd.	639,000	381,904
Power Assets Holdings Ltd.	206,000	1,083,447
Sino Land Co. Ltd.	483,172	562,312
Sun Hung Kai Properties Ltd.	197,000	2,525,523
Swire Pacific Ltd., Class A	73,000	353,976
Swire Properties Ltd.	174,000	459,759
Techtronic Industries Co. Ltd.	207,000	2,721,979
WH Group Ltd.(m)	1,381,000	1,124,031
Wharf Real Estate Investment Co. Ltd.(x)	245,900	1,006,621

		57,233,519

Ireland (0.7%)
AerCap Holdings NV*	18,363	462,564
CRH plc	117,417	4,240,064
Flutter Entertainment plc	23,144	3,667,272
Kerry Group plc, Class A	24,306	3,120,237
Kingspan Group plc	23,631	2,149,314
Smurfit Kappa Group plc	34,111	1,338,493

		14,977,944

Israel (0.5%)
Azrieli Group Ltd.	6,702	298,605
Bank Hapoalim BM	169,840	906,771
Bank Leumi Le-Israel BM	223,553	983,506
Check Point Software Technologies Ltd.*	17,332	2,085,733
Elbit Systems Ltd.	3,809	462,626
ICL Group Ltd.	96,042	339,052
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	170,994	460,898
Mizrahi Tefahot Bank Ltd.	21,635	383,370
Nice Ltd.*	9,202	2,085,073
Teva Pharmaceutical Industries Ltd. (ADR)*	162,174	1,461,188
Wix.com Ltd.*	7,612	1,939,918

		11,406,742

Italy (1.8%)
Assicurazioni Generali SpA	166,999	2,351,923
Atlantia SpA*	75,410	1,182,547
Davide Campari-Milano NV	87,880	960,519
DiaSorin SpA	3,911	788,308
Enel SpA	1,219,638	10,590,304
Eni SpA	385,085	3,012,461
Ferrari NV	18,902	3,459,923
FinecoBank Banca Fineco SpA*	88,392	1,216,252
Infrastrutture Wireless Italiane SpA(m)	37,216	412,680
Intesa Sanpaolo SpA	2,476,981	4,651,099
Leonardo SpA	57,026	333,440
Mediobanca Banca di Credito Finanziario SpA	92,937	728,798
Moncler SpA*	27,968	1,145,523
Nexi SpA(m)*	58,185	1,166,781
Pirelli & C SpA(m)*	53,445	228,915
Poste Italiane SpA(m)	75,196	666,107
Prysmian SpA	37,660	1,095,049
Recordati Industria Chimica e Farmaceutica SpA	15,694	802,933
Snam SpA	305,445	1,570,536
Telecom Italia SpA (Aquis Stock Exchange)	879,274	356,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Telecom Italia SpA (Turquoise Stock Exchange)	1,320,560	$528,419
Terna Rete Elettrica Nazionale SpA	214,227	1,500,925
UniCredit SpA*	315,511	2,601,923

		41,351,551

Japan (23.5%)
ABC-Mart, Inc.	4,700	244,649
Acom Co. Ltd.	50,400	218,355
Advantest Corp.(x)	30,700	1,491,127
Aeon Co. Ltd.	98,100	2,637,083
Aeon Mall Co. Ltd.	13,230	185,974
AGC, Inc.	28,100	822,959
Air Water, Inc.	31,700	428,834
Aisin Seiki Co. Ltd.	24,000	767,356
Ajinomoto Co., Inc.	72,300	1,486,313
Alfresa Holdings Corp.	27,800	608,157
Amada Co. Ltd.	48,000	449,879
ANA Holdings, Inc.(x)*	16,000	370,706
Aozora Bank Ltd.(x)	16,700	277,523
Asahi Group Holdings Ltd.	68,100	2,371,891
Asahi Intecc Co. Ltd.	29,500	926,659
Asahi Kasei Corp.	184,400	1,609,699
Astellas Pharma, Inc.	278,300	4,142,923
Bandai Namco Holdings, Inc.(x)	29,400	2,147,646
Bank of Kyoto Ltd. (The)(x)	8,600	415,470
Benesse Holdings, Inc.	10,300	264,469
Bridgestone Corp.	81,300	2,568,000
Brother Industries Ltd.(x)	33,400	530,488
Calbee, Inc.	11,600	382,412
Canon, Inc.(x)	153,200	2,542,794
Casio Computer Co. Ltd.(x)	30,200	487,604
Central Japan Railway Co.	21,400	3,070,193
Chiba Bank Ltd. (The)(x)	74,600	411,683
Chubu Electric Power Co., Inc.	92,700	1,127,536
Chugai Pharmaceutical Co. Ltd.	100,500	4,509,848
Chugoku Electric Power Co., Inc. (The)(x)	39,900	499,548
Coca-Cola Bottlers Japan Holdings, Inc.	17,900	299,622
Concordia Financial Group Ltd.	166,700	581,091
Cosmos Pharmaceutical Corp.	3,100	539,240
CyberAgent, Inc.	15,200	940,037
Dai Nippon Printing Co. Ltd.	36,700	743,368
Daicel Corp.(x)	38,200	275,304
Daifuku Co. Ltd.	15,300	1,539,945
Dai-ichi Life Holdings, Inc.	161,600	2,280,711
Daiichi Sankyo Co. Ltd.	255,300	7,844,989
Daikin Industries Ltd.	37,400	6,896,209
Daito Trust Construction Co. Ltd.(x)	10,000	886,613
Daiwa House Industry Co. Ltd.	84,500	2,171,099
Daiwa House REIT Investment Corp. (REIT)	308	788,706
Daiwa Securities Group, Inc.(x)	221,900	931,361
Denso Corp.(x)	65,700	2,877,830
Dentsu Group, Inc.	31,781	939,033
Disco Corp.(x)	4,200	1,021,964
East Japan Railway Co.	44,809	2,761,037
Eisai Co. Ltd.(x)	37,600	3,431,036
Electric Power Development Co. Ltd.	20,000	308,633
ENEOS Holdings, Inc.	450,790	1,609,745
FANUC Corp.	28,700	5,505,727
Fast Retailing Co. Ltd.	8,700	5,458,897
Fuji Electric Co. Ltd.(x)	17,900	565,554
FUJIFILM Holdings Corp.	54,500	2,685,518
Fujitsu Ltd.	29,500	4,039,448
Fukuoka Financial Group, Inc.	24,000	404,064
GLP J-REIT (REIT)	561	866,031
GMO Payment Gateway, Inc.	6,000	645,261
Hakuhodo DY Holdings, Inc.(x)	33,300	430,326
Hamamatsu Photonics KK	21,100	1,063,176
Hankyu Hanshin Holdings, Inc.	33,600	1,080,901
Hikari Tsushin, Inc.	3,100	738,735
Hino Motors Ltd.(x)	37,100	240,437
Hirose Electric Co. Ltd.(x)	4,824	621,098
Hisamitsu Pharmaceutical Co., Inc.	7,600	388,004
Hitachi Construction Machinery Co. Ltd.(x)	15,400	557,689
Hitachi Ltd.	145,000	4,899,507
Hitachi Metals Ltd.	31,200	479,621
Honda Motor Co. Ltd.	244,500	5,768,738
Hoshizaki Corp.	7,900	630,025
Hoya Corp.	56,400	6,357,388
Hulic Co. Ltd.	42,200	395,813
Idemitsu Kosan Co. Ltd.(x)	29,077	619,501
Iida Group Holdings Co. Ltd.	20,800	420,541
Inpex Corp.	149,700	800,854
Isetan Mitsukoshi Holdings Ltd.(x)	46,500	246,643
Isuzu Motors Ltd.	81,300	712,239
Ito En Ltd.	8,200	585,026
ITOCHU Corp.(x)	202,000	5,165,297
Itochu Techno-Solutions Corp.	14,200	540,419
Japan Airlines Co. Ltd.	16,538	310,459
Japan Airport Terminal Co. Ltd.(x)	7,000	308,845
Japan Exchange Group, Inc.	77,400	2,166,000
Japan Post Bank Co. Ltd.	63,200	493,616
Japan Post Holdings Co. Ltd.	233,300	1,591,325
Japan Post Insurance Co. Ltd.	32,300	508,215
Japan Prime Realty Investment Corp. (REIT)	122	378,853
Japan Real Estate Investment Corp. (REIT)	196	1,002,121
Japan Retail Fund Investment Corp. (REIT)	378	585,348
Japan Tobacco, Inc.	179,900	3,285,118
JFE Holdings, Inc.	71,700	501,463
JGC Holdings Corp.	32,500	337,572
JSR Corp.(x)	29,300	694,961
JTEKT Corp.(x)	29,500	231,193
Kajima Corp.(x)	67,400	807,269
Kakaku.com, Inc.	20,200	534,028
Kamigumi Co. Ltd.	17,500	344,545
Kansai Electric Power Co., Inc. (The)	100,900	978,079
Kansai Paint Co. Ltd.	25,400	630,890
Kao Corp.	71,800	5,387,882
Kawasaki Heavy Industries Ltd.	20,600	278,795
KDDI Corp.(x)	241,900	6,119,091
Keihan Holdings Co. Ltd.	14,999	622,049
Keikyu Corp.(x)	34,000	522,239
Keio Corp.	15,100	933,754
Keisei Electric Railway Co. Ltd.(x)	18,500	523,001
Keyence Corp.	27,340	12,741,605
Kikkoman Corp.(x)	22,000	1,220,865
Kintetsu Group Holdings Co. Ltd.	25,700	1,096,352
Kirin Holdings Co. Ltd.	124,900	2,345,874
Kobayashi Pharmaceutical Co. Ltd.	7,100	687,257
Kobe Bussan Co. Ltd.	9,500	522,337
Koito Manufacturing Co. Ltd.	15,400	785,097
Komatsu Ltd.	133,600	2,941,153
Konami Holdings Corp.(x)	13,300	576,495
Kose Corp.	4,700	574,667
Kubota Corp.	157,000	2,808,549
Kuraray Co. Ltd.	47,200	458,399
Kurita Water Industries Ltd.	14,100	465,362
Kyocera Corp.	49,100	2,805,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Kyowa Kirin Co. Ltd.	41,800	$1,187,288
Kyushu Electric Power Co., Inc.(x)	55,200	501,387
Kyushu Railway Co.	23,300	497,746
Lasertec Corp.	11,700	967,631
Lawson, Inc.	7,700	366,831
LINE Corp.*	5,400	275,065
Lion Corp.	34,000	699,232
LIXIL Group Corp.	38,800	780,131
M3, Inc.	65,800	4,085,647
Makita Corp.	34,200	1,631,248
Marubeni Corp.(x)	250,100	1,418,963
Marui Group Co. Ltd.(x)	26,700	512,186
Maruichi Steel Tube Ltd.(x)	8,900	222,586
Mazda Motor Corp.	83,900	490,601
McDonald’s Holdings Co. Japan Ltd.(x)	10,276	499,881
Mebuki Financial Group, Inc.	135,050	306,413
Medipal Holdings Corp.(x)	27,100	542,645
Meiji Holdings Co. Ltd.	16,722	1,277,622
Mercari, Inc.*	11,900	549,856
Minebea Mitsumi, Inc.	56,800	1,071,664
MISUMI Group, Inc.	43,100	1,204,620
Mitsubishi Chemical Holdings Corp.	200,200	1,155,892
Mitsubishi Corp.(x)	200,500	4,796,639
Mitsubishi Electric Corp.	276,300	3,730,269
Mitsubishi Estate Co. Ltd.	174,300	2,634,382
Mitsubishi Gas Chemical Co., Inc.	24,000	445,261
Mitsubishi Heavy Industries Ltd.	47,099	1,046,125
Mitsubishi Materials Corp.	17,400	343,525
Mitsubishi Motors Corp.	95,600	211,023
Mitsubishi UFJ Financial Group, Inc.	1,833,000	7,274,117
Mitsubishi UFJ Lease & Finance Co. Ltd.	59,300	274,269
Mitsui & Co. Ltd.(x)	244,600	4,201,559
Mitsui Chemicals, Inc.	27,900	674,922
Mitsui Fudosan Co. Ltd.	141,200	2,459,388
Miura Co. Ltd.	13,600	664,997
Mizuho Financial Group, Inc.(x)	361,644	4,517,486
MonotaRO Co. Ltd.	18,200	906,444
MS&AD Insurance Group Holdings, Inc.(x)	65,380	1,770,827
Murata Manufacturing Co. Ltd.	85,500	5,516,620
Nabtesco Corp.	17,600	641,269
Nagoya Railroad Co. Ltd.	30,000	822,059
NEC Corp.	37,700	2,206,805
Nexon Co. Ltd.	73,200	1,817,909
NGK Insulators Ltd.	37,200	530,768
NGK Spark Plug Co. Ltd.	21,400	373,336
NH Foods Ltd.	12,100	539,983
Nidec Corp.	67,100	6,240,369
Nihon M&A Center, Inc.(x)	23,200	1,323,351
Nikon Corp.(x)	47,100	318,235
Nintendo Co. Ltd.	16,800	9,550,470
Nippon Building Fund, Inc. (REIT)	191	1,084,319
Nippon Express Co. Ltd.(x)	11,700	681,092
Nippon Paint Holdings Co. Ltd.	22,000	2,264,020
Nippon Prologis REIT, Inc. (REIT)	259	874,534
Nippon Sanso Holdings Corp.	23,500	363,255
Nippon Shinyaku Co. Ltd.	6,600	544,155
Nippon Steel Corp.*	126,308	1,192,984
Nippon Telegraph & Telephone Corp.	192,496	3,938,286
Nippon Yusen KK	24,000	416,067
Nissan Chemical Corp.(x)	19,200	1,024,197
Nissan Motor Co. Ltd.	350,200	1,244,670
Nisshin Seifun Group, Inc.(x)	29,315	467,423
Nissin Foods Holdings Co. Ltd.(x)	9,300	874,208
Nitori Holdings Co. Ltd.	12,000	2,495,878
Nitto Denko Corp.	24,100	1,571,186
Nomura Holdings, Inc.	473,000	2,157,704
Nomura Real Estate Holdings, Inc.	19,300	367,092
Nomura Real Estate Master Fund, Inc. (REIT)	682	857,440
Nomura Research Institute Ltd.	49,998	1,469,445
NSK Ltd.	51,800	396,483
NTT Data Corp.	92,600	1,187,072
NTT DOCOMO, Inc.(x)	168,900	6,263,575
Obayashi Corp.	96,200	871,866
Obic Co. Ltd.	10,200	1,794,741
Odakyu Electric Railway Co. Ltd.(x)	46,100	1,159,852
Oji Holdings Corp.	128,600	590,186
Olympus Corp.	174,700	3,626,285
Omron Corp.	27,600	2,149,856
Ono Pharmaceutical Co. Ltd.	57,100	1,792,605
Oracle Corp.	5,900	639,664
Oriental Land Co. Ltd.	30,300	4,244,808
ORIX Corp.	201,000	2,502,332
Orix JREIT, Inc. (REIT)	429	661,811
Osaka Gas Co. Ltd.	56,600	1,102,733
Otsuka Corp.	15,200	777,870
Otsuka Holdings Co. Ltd.	59,400	2,519,199
Pan Pacific International Holdings Corp.	64,400	1,500,199
Panasonic Corp.	329,100	2,787,751
Park24 Co. Ltd.	17,200	277,660
PeptiDream, Inc.*	13,700	643,717
Persol Holdings Co. Ltd.	24,800	403,374
Pigeon Corp.	17,300	772,920
Pola Orbis Holdings, Inc.	14,900	281,412
Rakuten, Inc.	126,900	1,370,844
Recruit Holdings Co. Ltd.	190,800	7,570,448
Renesas Electronics Corp.*	119,900	878,183
Resona Holdings, Inc.(x)	322,005	1,097,411
Ricoh Co. Ltd.(x)	98,700	665,365
Rinnai Corp.	6,100	595,959
Rohm Co. Ltd.	13,000	1,003,788
Ryohin Keikaku Co. Ltd.	34,000	564,750
Santen Pharmaceutical Co. Ltd.	54,500	1,117,518
SBI Holdings, Inc.	34,120	882,879
SCSK Corp.	8,100	453,175
Secom Co. Ltd.	32,100	2,933,102
Sega Sammy Holdings, Inc.	27,800	338,134
Seibu Holdings, Inc.(x)	29,000	311,947
Seiko Epson Corp.(x)	42,500	488,566
Sekisui Chemical Co. Ltd.	54,000	863,223
Sekisui House Ltd.	93,900	1,660,693
Seven & i Holdings Co. Ltd.	113,000	3,493,170
Seven Bank Ltd.(x)	73,900	179,180
SG Holdings Co. Ltd.	24,900	1,294,173
Sharp Corp.	30,400	376,643
Shimadzu Corp.	33,100	1,009,775
Shimamura Co. Ltd.	3,200	312,811
Shimano, Inc.	11,100	2,185,405
Shimizu Corp.(x)	83,600	626,934
Shin-Etsu Chemical Co. Ltd.	53,100	6,930,714
Shinsei Bank Ltd.	24,200	299,851
Shionogi & Co. Ltd.(x)	40,700	2,177,492
Shiseido Co. Ltd.	60,000	3,442,829
Shizuoka Bank Ltd. (The)(x)	66,000	456,477
Showa Denko KK	17,800	326,263
SMC Corp.	8,500	4,730,740
SoftBank Corp.(x)	430,400	4,822,575
SoftBank Group Corp.	235,000	14,510,605
Sohgo Security Services Co. Ltd.	10,400	495,567
Sompo Holdings, Inc.	50,825	1,760,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sony Corp.	189,100	$14,463,297
Square Enix Holdings Co. Ltd.	13,600	904,213
Stanley Electric Co. Ltd.	20,200	579,662
Subaru Corp.(x)	91,400	1,774,312
SUMCO Corp.	42,200	593,526
Sumitomo Chemical Co. Ltd.(x)	232,200	768,850
Sumitomo Corp.(x)	177,800	2,131,971
Sumitomo Dainippon Pharma Co. Ltd.(x)	24,100	317,349
Sumitomo Electric Industries Ltd.	116,000	1,303,472
Sumitomo Heavy Industries Ltd.	14,900	346,634
Sumitomo Metal Mining Co. Ltd.	35,099	1,086,526
Sumitomo Mitsui Financial Group, Inc.	194,997	5,426,014
Sumitomo Mitsui Trust Holdings, Inc.	51,568	1,372,201
Sumitomo Realty & Development Co. Ltd.(x)	48,100	1,423,045
Sumitomo Rubber Industries Ltd.	24,400	226,337
Sundrug Co. Ltd.	10,800	406,617
Suntory Beverage & Food Ltd.	21,700	815,608
Suzuken Co. Ltd.	10,320	393,343
Suzuki Motor Corp.	55,200	2,364,301
Sysmex Corp.	25,100	2,395,395
T&D Holdings, Inc.	80,100	792,166
Taiheiyo Cement Corp.	17,300	441,525
Taisei Corp.	29,700	1,000,760
Taisho Pharmaceutical Holdings Co. Ltd.	5,000	329,754
Takeda Pharmaceutical Co. Ltd.	236,363	8,419,718
TDK Corp.	19,300	2,110,529
Teijin Ltd.(x)	27,800	431,033
Terumo Corp.	97,900	3,900,485
THK Co. Ltd.	17,100	429,021
TIS, Inc.	34,600	735,383
Tobu Railway Co. Ltd.(x)	28,300	874,118
Toho Co. Ltd.	16,100	663,632
Toho Gas Co. Ltd.	10,800	535,411
Tohoku Electric Power Co., Inc.	63,400	635,295
Tokio Marine Holdings, Inc.(x)	94,700	4,147,120
Tokyo Century Corp.	5,800	315,628
Tokyo Electric Power Co. Holdings, Inc.*	217,700	598,524
Tokyo Electron Ltd.	22,300	5,836,568
Tokyo Gas Co. Ltd.	56,600	1,293,109
Tokyu Corp.(x)	78,600	1,020,177
Tokyu Fudosan Holdings Corp.(x)	81,900	352,595
Toppan Printing Co. Ltd.	38,600	543,673
Toray Industries, Inc.(x)	207,800	950,243
Toshiba Corp.	58,100	1,478,887
Tosoh Corp.	37,700	612,970
TOTO Ltd.	21,000	963,525
Toyo Suisan Kaisha Ltd.	12,900	681,747
Toyoda Gosei Co. Ltd.(x)	8,500	194,819
Toyota Industries Corp.	21,500	1,359,498
Toyota Motor Corp.	318,070	21,037,008
Toyota Tsusho Corp.	31,800	888,097
Trend Micro, Inc.	20,300	1,238,661
Tsuruha Holdings, Inc.	5,800	820,841
Unicharm Corp.	61,400	2,742,983
United Urban Investment Corp. (REIT)	428	477,322
USS Co. Ltd.	31,900	570,620
Welcia Holdings Co. Ltd.	13,200	580,353
West Japan Railway Co.	23,700	1,171,394
Yakult Honsha Co. Ltd.	17,900	993,150
Yamada Holdings Co. Ltd.	113,800	567,448
Yamaha Corp.(x)	20,800	995,616
Yamaha Motor Co. Ltd.	43,000	625,246
Yamato Holdings Co. Ltd.	46,700	1,229,276
Yamazaki Baking Co. Ltd.	17,000	296,917
Yaskawa Electric Corp.	35,700	1,394,132
Yokogawa Electric Corp.	33,900	538,560
Yokohama Rubber Co. Ltd. (The)	16,700	237,690
Z Holdings Corp.	405,800	2,711,211
ZOZO, Inc.(x)	17,700	493,662

		532,175,941

Jordan (0.0%)
Hikma Pharmaceuticals plc	22,414	750,727

Luxembourg (0.2%)
ArcelorMittal SA*	108,530	1,447,352
Eurofins Scientific SE(x)*	2,044	1,618,105
SES SA (FDR)	51,078	361,360

		3,426,817

Macau (0.2%)
Galaxy Entertainment Group Ltd.	326,000	2,206,487
Sands China Ltd.	358,000	1,393,083
SJM Holdings Ltd.	289,000	341,301
Wynn Macau Ltd.*	243,200	389,308

		4,330,179

Netherlands (3.7%)
ABN AMRO Bank NV (CVA)(m)	66,019	552,056
Adyen NV(m)*	2,761	5,088,129
Aegon NV	268,476	697,255
Akzo Nobel NV	28,936	2,930,491
Altice Europe NV, Class A*	96,379	461,587
Argenx SE*	6,826	1,754,289
ASML Holding NV	63,830	23,536,330
EXOR NV	15,976	869,372
Heineken Holding NV	16,850	1,311,347
Heineken NV	39,222	3,485,518
ING Groep NV	581,354	4,116,485
Just Eat Takeaway.com NV(m)(x)*	18,057	2,022,165
Koninklijke Ahold Delhaize NV	165,028	4,884,107
Koninklijke DSM NV	26,159	4,310,895
Koninklijke KPN NV	521,909	1,227,203
Koninklijke Philips NV*	137,227	6,464,797
Koninklijke Vopak NV	10,437	588,018
NN Group NV	42,847	1,609,411
Randstad NV*	18,593	970,182
Royal Dutch Shell plc, Class B	555,557	6,720,582
Royal Dutch Shell plc (London Stock Exchange), Class A	615,003	7,612,015
Wolters Kluwer NV	40,701	3,474,888

		84,687,122

New Zealand (0.3%)
a2 Milk Co. Ltd. (The)*	114,855	1,169,792
Auckland International Airport Ltd.	189,665	918,966
Fisher & Paykel Healthcare Corp. Ltd.	85,713	1,886,699
Mercury NZ Ltd.	88,765	299,512
Meridian Energy Ltd.	194,479	634,375
Ryman Healthcare Ltd.	53,722	502,445
Spark New Zealand Ltd.	289,899	904,105

		6,315,894

Norway (0.5%)
DNB ASA	142,185	1,963,816
Equinor ASA	151,027	2,131,385
Gjensidige Forsikring ASA	29,982	608,641
Mowi ASA	69,643	1,235,414
Norsk Hydro ASA*	197,042	542,367
Orkla ASA	112,890	1,142,463
Schibsted ASA, Class B*	15,126	604,345
Telenor ASA	108,119	1,811,536

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Yara International ASA	26,264	$1,011,268

		11,051,235

Portugal (0.2%)
EDP - Energias de Portugal SA	414,293	2,036,277
Galp Energia SGPS SA	73,354	679,925
Jeronimo Martins SGPS SA	36,167	581,068

		3,297,270

Russia (0.0%)
Evraz plc	74,191	330,807

Singapore (0.9%)
Ascendas REIT (REIT)	461,202	1,101,047
CapitaLand Commercial Trust (REIT)	421,416	510,144
CapitaLand Ltd.	372,500	744,280
CapitaLand Mall Trust (REIT)	394,100	561,130
City Developments Ltd.	65,700	369,516
DBS Group Holdings Ltd.	274,600	4,038,907
Genting Singapore Ltd.	913,941	449,024
Jardine Cycle & Carriage Ltd.	15,533	206,034
Keppel Corp. Ltd.	213,400	699,972
Mapletree Commercial Trust (REIT)	300,400	429,905
Mapletree Logistics Trust (REIT)	413,600	621,308
Oversea-Chinese Banking Corp. Ltd.	505,906	3,143,062
Singapore Airlines Ltd.	197,100	503,787
Singapore Exchange Ltd.	109,200	734,847
Singapore Technologies Engineering Ltd.	244,800	623,867
Singapore Telecommunications Ltd.	1,269,300	1,980,060
Suntec REIT (REIT)	250,000	267,616
United Overseas Bank Ltd.	182,475	2,561,613
UOL Group Ltd.	71,211	348,781
Venture Corp. Ltd.	42,900	608,278

		20,503,178

South Africa (0.2%)
Anglo American plc	183,866	4,440,110

Spain (2.0%)
ACS Actividades de Construccion y Servicios SA(x)	39,841	902,686
Aena SME SA(m)*	10,328	1,438,603
Amadeus IT Group SA	66,938	3,714,790
Banco Bilbao Vizcaya Argentaria SA	998,845	2,760,581
Banco Santander SA	2,491,974	4,642,450
Bankinter SA	105,733	454,926
CaixaBank SA	524,638	1,112,385
Cellnex Telecom SA(m)	48,215	2,930,304
Enagas SA	30,951	713,074
Endesa SA	48,597	1,299,715
Ferrovial SA	74,147	1,798,757
Grifols SA(x)	44,058	1,269,737
Iberdrola SA	890,770	10,963,450
Industria de Diseno Textil SA	165,987	4,614,889
Mapfre SA	159,176	249,241
Naturgy Energy Group SA	46,015	922,667
Red Electrica Corp. SA	60,889	1,142,488
Repsol SA	219,849	1,468,420
Siemens Gamesa Renewable Energy SA	35,692	962,032
Telefonica SA(x)	729,032	2,500,468

		45,861,663

Sweden (2.9%)
Alfa Laval AB*	45,404	1,002,091
Assa Abloy AB, Class B	150,300	3,508,161
Atlas Copco AB, Class A	100,598	4,787,780
Atlas Copco AB, Class B	58,939	2,455,584
Boliden AB	41,223	1,225,641
Electrolux AB(x)	35,154	819,371
Epiroc AB, Class A	100,154	1,453,672
Epiroc AB, Class B	60,783	845,380
EQT AB	36,605	708,443
Essity AB, Class B	90,257	3,049,859
Evolution Gaming Group AB(m)	19,561	1,292,985
Hennes & Mauritz AB, Class B(x)	120,709	2,082,060
Hexagon AB, Class B*	42,969	3,247,424
Husqvarna AB, Class B	61,045	672,157
ICA Gruppen AB(x)	15,263	775,901
Industrivarden AB, Class C*	24,151	643,538
Investment AB Latour, Class B	22,792	534,363
Investor AB, Class B	67,662	4,412,097
Kinnevik AB, Class B	37,359	1,512,274
L E Lundbergforetagen AB, Class B*	11,108	549,457
Lundin Energy AB	27,200	538,745
Nibe Industrier AB, Class B*	48,044	1,238,274
Sandvik AB*	168,843	3,293,637
Securitas AB, Class B*	46,735	715,240
Skandinaviska Enskilda Banken AB, Class A*	245,814	2,175,919
Skanska AB, Class B(x)	50,946	1,073,440
SKF AB, Class B	57,437	1,183,601
Svenska Cellulosa AB SCA, Class B*	86,439	1,184,863
Svenska Handelsbanken AB, Class A*	234,504	1,969,515
Swedbank AB, Class A*	135,561	2,120,127
Swedish Match AB	24,718	2,016,691
Tele2 AB, Class B(x)	74,232	1,048,107
Telefonaktiebolaget LM Ericsson, Class B(x)	437,678	4,785,412
Telia Co. AB	367,957	1,513,177
Volvo AB, Class B*	223,026	4,283,569

		64,718,555

Switzerland (9.6%)
ABB Ltd. (Registered)	276,356	7,004,241
Adecco Group AG (Registered)	23,286	1,230,549
Alcon, Inc.*	73,443	4,169,656
Baloise Holding AG (Registered)	7,211	1,060,741
Banque Cantonale Vaudoise (Registered)(x)	4,543	460,537
Barry Callebaut AG (Registered)	449	998,335
Chocoladefabriken Lindt & Spruengli AG	167	1,409,484
Chocoladefabriken Lindt & Spruengli AG (Registered)	14	1,245,925
Cie Financiere Richemont SA (Registered)	78,277	5,243,055
Clariant AG (Registered)	28,634	562,962
Coca-Cola HBC AG	29,211	722,073
Credit Suisse Group AG (Registered)	364,123	3,644,420
EMS-Chemie Holding AG (Registered)	1,217	1,091,976
Geberit AG (Registered)	5,509	3,264,248
Givaudan SA (Registered)	1,381	5,952,146
Julius Baer Group Ltd.	34,299	1,462,210
Kuehne + Nagel International AG (Registered)	8,192	1,588,467
LafargeHolcim Ltd. (Registered)*	79,294	3,614,497
Logitech International SA (Registered)	24,199	1,872,603
Lonza Group AG (Registered)	11,167	6,893,169
Nestle SA (Registered)	446,267	52,944,712
Novartis AG (Registered)	332,954	28,934,125
Partners Group Holding AG	2,742	2,523,115
Roche Holding AG	105,353	36,044,129
Schindler Holding AG	6,186	1,688,991
Schindler Holding AG (Registered)	3,051	830,043
SGS SA (Registered)	910	2,439,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Sika AG (Registered)	21,261	$5,223,192
Sonova Holding AG (Registered)*	8,311	2,107,564
STMicroelectronics NV	93,944	2,871,614
Straumann Holding AG (Registered)	1,531	1,540,285
Swatch Group AG (The)	4,298	1,001,171
Swatch Group AG (The) (Registered)	7,880	353,788
Swiss Life Holding AG (Registered)*	4,962	1,874,754
Swiss Prime Site AG (Registered)	11,144	1,011,457
Swiss Re AG	44,186	3,270,469
Swisscom AG (Registered)	3,867	2,051,257
Temenos AG (Registered)	10,283	1,384,775
UBS Group AG (Registered)	549,751	6,137,236
Vifor Pharma AG	7,138	971,682
Zurich Insurance Group AG	22,562	7,844,486

		216,539,284

United Arab Emirates (0.0%)
NMC Health plc(r)*	12,466	—

United Kingdom (10.9%)
3i Group plc	148,211	1,902,519
Admiral Group plc	29,754	1,003,524
Ashtead Group plc	68,592	2,457,589
Associated British Foods plc	54,126	1,303,833
AstraZeneca plc	196,778	21,417,506
Auto Trader Group plc(m)	144,921	1,048,285
AVEVA Group plc	9,352	578,257
Aviva plc	585,869	2,154,349
BAE Systems plc	479,370	2,965,145
Barclays plc	2,623,570	3,301,401
Barratt Developments plc	153,588	939,089
Berkeley Group Holdings plc	19,549	1,063,545
BP plc	3,038,126	8,820,918
British American Tobacco plc	344,028	12,365,390
British Land Co. plc (The) (REIT)	125,605	546,083
BT Group plc	1,310,796	1,665,781
Bunzl plc	51,899	1,674,442
Burberry Group plc	62,708	1,255,551
CK Hutchison Holdings Ltd.	412,152	2,498,830
CNH Industrial NV*	147,218	1,144,120
Coca-Cola European Partners plc	31,914	1,238,582
Compass Group plc	264,933	3,976,954
Croda International plc	19,273	1,556,029
DCC plc	14,954	1,152,431
Diageo plc	350,482	12,006,889
Direct Line Insurance Group plc	206,729	719,608
Experian plc	136,205	5,096,906
Fiat Chrysler Automobiles NV*	166,843	2,042,549
GlaxoSmithKline plc	752,339	14,092,732
GVC Holdings plc	86,433	1,087,896
Halma plc	55,781	1,681,261
Hargreaves Lansdown plc	51,527	1,032,894
HSBC Holdings plc	3,053,996	11,864,542
Imperial Brands plc	143,937	2,537,156
Informa plc	223,929	1,085,725
InterContinental Hotels Group plc	26,580	1,395,478
Intertek Group plc	23,815	1,937,161
J Sainsbury plc	265,063	651,617
JD Sports Fashion plc	63,402	663,529
Johnson Matthey plc	28,705	868,047
Kingfisher plc	314,981	1,203,800
Land Securities Group plc (REIT)	101,730	685,005
Legal & General Group plc	906,595	2,197,150
Lloyds Banking Group plc	10,658,744	3,617,091
London Stock Exchange Group plc	47,290	5,410,013
M&G plc	391,113	800,482
Melrose Industries plc*	695,181	1,025,692
Mondi plc	70,554	1,484,844
National Grid plc	526,316	6,058,802
Natwest Group plc	744,836	1,017,012
Next plc	20,444	1,566,787
Ocado Group plc*	68,534	2,421,984
Pearson plc	116,958	827,165
Persimmon plc	46,991	1,492,501
Prudential plc	391,212	5,585,237
Reckitt Benckiser Group plc	106,530	10,385,950
RELX plc (London Stock Exchange)	159,567	3,532,006
RELX plc (Turquoise Stock Exchange)	130,049	2,900,344
Rentokil Initial plc	275,881	1,898,683
Rolls-Royce Holdings plc(x)*	289,151	479,783
RSA Insurance Group plc	153,090	890,556
Sage Group plc (The)	161,130	1,492,252
Schroders plc	18,311	638,158
Segro plc (REIT)	181,038	2,176,275
Severn Trent plc	35,904	1,128,916
Smith & Nephew plc	128,374	2,501,545
Smiths Group plc	58,998	1,037,236
Spirax-Sarco Engineering plc	11,352	1,613,974
SSE plc	156,975	2,443,895
St James’s Place plc	81,382	972,420
Standard Chartered plc	408,108	1,871,004
Standard Life Aberdeen plc	351,680	1,023,882
Taylor Wimpey plc	540,747	752,452
Tesco plc	1,454,521	3,987,698
Unilever NV	219,042	13,223,620
Unilever plc	175,227	10,797,126
United Utilities Group plc	102,444	1,132,821
Vodafone Group plc	4,014,789	5,326,345
Whitbread plc	30,292	826,226
Wm Morrison Supermarkets plc	375,235	823,707
WPP plc	189,033	1,476,302

		247,520,884

United States (0.3%)
CyberArk Software Ltd.*	5,641	583,392
Ferguson plc	33,512	3,371,856
James Hardie Industries plc (CHDI)	64,350	1,532,732
QIAGEN NV*	33,826	1,756,845
Tenaris SA	71,538	356,596

		7,601,421

Total Common Stocks (90.6%)
(Cost $1,868,685,190)		2,052,734,147

SHORT-TERM INVESTMENTS:
Investment Company (0.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (2.1%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20,repurchase price $8,000,013, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%,maturing 12/17/20-2/15/48; total market value $8,160,001. (xx)	$8,000,000	8,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $3,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%- 2.250%, maturing 1/31/22-2/15/27; total market value $3,060,003. (xx)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $6,371,717, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $6,499,141. (xx)	6,371,707	6,371,707
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $15,000,088, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%- 2.500%, maturing 11/15/21- 10/31/26; total market value $16,630,052. (xx)	15,000,000	15,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $2,000,109, collateralized by various Common Stocks; total market value $2,222,727. (xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $10,000,056, collateralized by various Common Stocks; total market value $11,112,898. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $300,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $306,000. (xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $1,500,023, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $1,530,000. (xx)	1,500,000	1,500,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,539. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		47,171,707

Total Short-Term Investments (3.0%)
(Cost $67,171,707)		67,171,707

Total Investments in Securities (93.6%)
(Cost $1,935,856,897)		2,119,905,854
Other Assets Less Liabilities (6.4%)		145,288,963

Net Assets (100%)		$2,265,194,817

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $34,830,013 or 1.5% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $105,448,333. This was collateralized by $43,840,364 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/8/20 – 2/15/50 and by cash of $67,171,707 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Industrials	$310,858,072	13.7%
Financials	309,647,544	13.7
Health Care	294,884,946	13.0
Consumer Staples	244,318,383	10.8
Consumer Discretionary	243,682,466	10.8
Information Technology	177,339,137	7.8
Materials	156,481,861	6.9
Communication Services	112,485,468	5.0
Utilities	82,772,032	3.6
Real Estate	63,645,166	2.8
Energy	56,619,072	2.5
Repurchase Agreement	47,171,707	2.1
Investment Company	20,000,000	0.9
Cash and Other	145,288,963	6.4

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials Insurance
AXA SA	290,037	8,000,577	800,482	(785,237)	(45,135)	(2,616,506)	5,354,181	217,188	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,236	12/2020	EUR	83,733,847	(3,413,839)
FTSE 100 Index	693	12/2020	GBP	52,235,426	(1,531,707)
SPI 200 Index	199	12/2020	AUD	20,674,521	(373,055)
TOPIX Index	337	12/2020	JPY	51,940,786	841,526

					(4,477,075)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation) ($)
JPY	4,906,488,598	USD	46,215,472	HSBC Bank plc	12/18/2020	359,268
USD	75,232,195	EUR	63,630,185	HSBC Bank plc	12/18/2020	492,624
USD	3,322,368	GBP	2,548,612	HSBC Bank plc	12/18/2020	32,018

Total unrealized appreciation						883,910

AUD	24,934,415	USD	18,071,142	HSBC Bank plc	12/18/2020	(207,994)
GBP	36,350,580	USD	48,037,219	HSBC Bank plc	12/18/2020	(1,107,311)
USD	2,242,118	EUR	1,911,495	HSBC Bank plc	12/18/2020	(3,111)

Total unrealized depreciation						(1,318,416)

Net unrealized depreciation						(434,506)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Australia	$—	$153,661,300	$—		$153,661,300
Austria	—	3,127,223	—		3,127,223
Belgium	—	18,174,228	—		18,174,228
Chile	—	775,723	—		775,723
China	1,748,430	10,532,755	—		12,281,185
Denmark	1,739,565	50,440,460	—		52,180,025
Finland	—	25,193,526	—		25,193,526
France	832,768	212,181,197	—		213,013,965
Germany	—	195,806,129	—		195,806,129
Hong Kong	2,855,055	54,378,464	—		57,233,519
Ireland	462,564	14,515,380	—		14,977,944
Israel	5,486,839	5,919,903	—		11,406,742
Italy	960,519	40,391,032	—		41,351,551
Japan	—	532,175,941	—		532,175,941
Jordan	—	750,727	—		750,727
Luxembourg	—	3,426,817	—		3,426,817
Macau	—	4,330,179	—		4,330,179
Netherlands	—	84,687,122	—		84,687,122
New Zealand	—	6,315,894	—		6,315,894
Norway	—	11,051,235	—		11,051,235
Portugal	—	3,297,270	—		3,297,270
Russia	—	330,807	—		330,807
Singapore	—	20,503,178	—		20,503,178
South Africa	—	4,440,110	—		4,440,110
Spain	—	45,861,663	—		45,861,663
Sweden	—	64,718,555	—		64,718,555
Switzerland	—	216,539,284	—		216,539,284
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	3,696,171	243,824,713	—		247,520,884
United States	583,392	7,018,029	—		7,601,421
Forward Currency Contracts	—	883,910	—		883,910
Futures	841,526	—	—		841,526
Short-Term Investments
Investment Company	20,000,000	—	—		20,000,000
Repurchase Agreements	—	47,171,707	—		47,171,707

Total Assets	$39,206,829	$2,082,424,461	$—		$2,121,631,290

Liabilities:
Forward Currency Contracts	$—	$(1,318,416)	$—		$(1,318,416)
Futures	(5,318,601)		—		(5,318,601)

Total Liabilities	$(5,318,601)	$(1,318,416)	$—		$(6,637,017)

Total	$33,888,228	$2,081,106,045	$—		$2,114,994,273

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$541,286,274
Aggregate gross unrealized depreciation	(375,101,309)

Net unrealized appreciation	$166,184,965

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,948,809,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.7%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	16,140	$460,151
CenturyLink, Inc.	2,100	21,189
Verizon Communications, Inc.	9,150	544,334

		1,025,674

Entertainment (0.5%)
Activision Blizzard, Inc.	1,680	135,996
Electronic Arts, Inc.*	660	86,071
Live Nation Entertainment, Inc.*	319	17,188
Netflix, Inc.*	970	485,029
Take-Two Interactive Software, Inc.*	240	39,653
Walt Disney Co. (The)	4,053	502,896

		1,266,833

Interactive Media & Services (1.4%)
Alphabet, Inc., Class A*	670	981,952
Alphabet, Inc., Class C*	690	1,014,024
Facebook, Inc., Class A*	5,300	1,388,070
Twitter, Inc.*	1,610	71,645

		3,455,691

Media (0.3%)
Charter Communications, Inc., Class A*	390	243,493
Comcast Corp., Class A	10,020	463,525
Discovery, Inc., Class A(x)*	330	7,184
Discovery, Inc., Class C*	780	15,288
DISH Network Corp., Class A*	505	14,660
Fox Corp., Class A	770	21,429
Fox Corp., Class B	359	10,041
Interpublic Group of Cos., Inc. (The)	850	14,170
News Corp., Class A	840	11,777
News Corp., Class B	270	3,774
Omnicom Group, Inc.	490	24,255
ViacomCBS, Inc.	1,215	34,032

		863,628

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,341	153,357

Total Communication Services		6,765,183

Consumer Discretionary (3.0%)
Auto Components (0.0%)
Aptiv plc	570	52,257
BorgWarner, Inc.	450	17,433

		69,690

Automobiles (0.1%)
Ford Motor Co.	8,670	57,742
General Motors Co.	2,880	85,219

		142,961

Distributors (0.0%)
Genuine Parts Co.	330	31,406
LKQ Corp.*	690	19,134

		50,540

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	870	13,207
Chipotle Mexican Grill, Inc.*	60	74,622
Darden Restaurants, Inc.	270	27,200
Domino’s Pizza, Inc.	88	37,425
Hilton Worldwide Holdings, Inc.	630	53,752
Las Vegas Sands Corp.	762	35,555
Marriott International, Inc., Class A	630	58,325
McDonald’s Corp.	1,710	375,328
MGM Resorts International	1,110	24,142
Norwegian Cruise Line Holdings Ltd.(x)*	480	8,213
Royal Caribbean Cruises Ltd.	390	25,245
Starbucks Corp.	2,760	237,139
Wynn Resorts Ltd.	220	15,798
Yum! Brands, Inc.	690	62,997

		1,048,948

Household Durables (0.1%)
DR Horton, Inc.	750	56,722
Garmin Ltd.	270	25,612
Leggett & Platt, Inc.	270	11,116
Lennar Corp., Class A	630	51,458
Mohawk Industries, Inc.*	150	14,639
Newell Brands, Inc.	840	14,414
NVR, Inc.*	8	32,665
PulteGroup, Inc.	540	24,997
Whirlpool Corp.	150	27,584

		259,207

Internet & Direct Marketing Retail (1.4%)
Amazon.com, Inc.*	959	3,019,632
Booking Holdings, Inc.*	100	171,068
eBay, Inc.	1,900	98,990
Etsy, Inc.*	274	33,327
Expedia Group, Inc.	270	24,756

		3,347,773

Leisure Products (0.0%)
Hasbro, Inc.	240	19,853

Multiline Retail (0.1%)
Dollar General Corp.	580	121,580
Dollar Tree, Inc.*	530	48,410
Target Corp.	1,160	182,607

		352,597

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	160	24,560
AutoZone, Inc.*	60	70,658
Best Buy Co., Inc.	520	57,871
CarMax, Inc.*	370	34,007
Gap, Inc. (The)	470	8,004
Home Depot, Inc. (The)	2,510	697,052
L Brands, Inc.	500	15,905
Lowe’s Cos., Inc.	1,780	295,231
O’Reilly Automotive, Inc.*	180	82,994
Ross Stores, Inc.	820	76,522
Tiffany & Co.	240	27,804
TJX Cos., Inc. (The)	2,740	152,481
Tractor Supply Co.	270	38,702
Ulta Beauty, Inc.*	120	26,878

		1,608,669

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	780	12,285
NIKE, Inc., Class B	2,790	350,257
PVH Corp.	180	10,735
Ralph Lauren Corp.	120	8,156
Tapestry, Inc.	630	9,847
Under Armour, Inc., Class A*	390	4,380
Under Armour, Inc., Class C*	420	4,133
VF Corp.	720	50,580

		450,373

Total Consumer Discretionary		7,350,611

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	360	27,115
Coca-Cola Co. (The)	8,520	420,633
Constellation Brands, Inc., Class A	360	68,224
Molson Coors Beverage Co., Class B	390	13,088
Monster Beverage Corp.*	860	68,972
PepsiCo, Inc.	3,120	432,432

		1,030,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	980	$347,900
Kroger Co. (The)	1,770	60,021
Sysco Corp.	1,020	63,464
Walgreens Boots Alliance, Inc.	1,770	63,578
Walmart, Inc.	3,160	442,116

		977,079

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,230	57,183
Campbell Soup Co.	420	20,315
Conagra Brands, Inc.	1,050	37,495
General Mills, Inc.	1,320	81,418
Hershey Co. (The)	300	43,002
Hormel Foods Corp.	600	29,334
J M Smucker Co. (The)	240	27,725
Kellogg Co.	540	34,879
Kraft Heinz Co. (The)	1,380	41,331
Lamb Weston Holdings, Inc.	300	19,881
McCormick & Co., Inc. (Non-Voting)	270	52,407
Mondelez International, Inc., Class A	3,180	182,691
Tyson Foods, Inc., Class A	630	37,472

		665,133

Household Products (0.5%)
Church & Dwight Co., Inc.	540	50,603
Clorox Co. (The)	300	63,051
Colgate-Palmolive Co.	1,890	145,813
Kimberly-Clark Corp.	750	110,745
Procter & Gamble Co. (The)	5,550	771,395

		1,141,607

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	480	104,760

Tobacco (0.2%)
Altria Group, Inc.	4,140	159,970
Philip Morris International, Inc.	3,450	258,715

		418,685

Total Consumer Staples		4,337,728

Energy (0.5%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,110	14,752
Halliburton Co.	1,920	23,136
National Oilwell Varco, Inc.	840	7,610
Schlumberger NV	3,060	47,614
TechnipFMC plc	930	5,868

		98,980

Oil, Gas & Consumable Fuels (0.5%)
Apache Corp.	810	7,671
Cabot Oil & Gas Corp.	930	16,145
Chevron Corp.	4,230	304,560
Concho Resources, Inc.	450	19,854
ConocoPhillips	2,490	81,771
Devon Energy Corp.	960	9,082
Diamondback Energy, Inc.	330	9,939
EOG Resources, Inc.	1,290	46,363
Exxon Mobil Corp.	9,390	322,359
Hess Corp.	540	22,102
HollyFrontier Corp.	330	6,504
Kinder Morgan, Inc.	4,320	53,266
Marathon Oil Corp.	1,800	7,362
Marathon Petroleum Corp.	1,470	43,130
Noble Energy, Inc.	1,050	8,977
Occidental Petroleum Corp.	1,966	19,680
ONEOK, Inc.	900	23,382
Phillips 66	930	48,211
Pioneer Natural Resources Co.	390	33,536
Valero Energy Corp.	930	40,288
Williams Cos., Inc. (The)	2,670	52,465

		1,176,647

Total Energy		1,275,627

Financials (2.5%)
Banks (0.9%)
Bank of America Corp.	18,338	441,762
Citigroup, Inc.	5,190	223,741
Citizens Financial Group, Inc.	1,020	25,786
Comerica, Inc.	330	12,622
Fifth Third Bancorp	1,440	30,701
First Republic Bank	360	39,262
Huntington Bancshares, Inc.	2,310	21,183
JPMorgan Chase & Co.	7,260	698,920
KeyCorp	2,220	26,485
M&T Bank Corp.	300	27,627
People’s United Financial, Inc.	870	8,970
PNC Financial Services Group, Inc. (The)	1,020	112,108
Regions Financial Corp.	2,250	25,942
SVB Financial Group*	120	28,874
Truist Financial Corp.	2,923	111,220
US Bancorp	3,330	119,381
Wells Fargo & Co.	9,453	222,240
Zions Bancorp NA	390	11,396

		2,188,220

Capital Markets (0.6%)
Ameriprise Financial, Inc.	300	46,233
Bank of New York Mellon Corp. (The)	1,920	65,933
BlackRock, Inc.	347	195,552
Cboe Global Markets, Inc.	240	21,058
Charles Schwab Corp. (The)	2,610	94,560
CME Group, Inc.	810	135,521
E*TRADE Financial Corp.	540	27,027
Franklin Resources, Inc.	630	12,820
Goldman Sachs Group, Inc. (The)	780	156,757
Intercontinental Exchange, Inc.	1,260	126,063
Invesco Ltd.	870	9,927
MarketAxess Holdings, Inc.	84	40,454
Moody’s Corp.	360	104,346
Morgan Stanley	2,880	139,248
MSCI, Inc.	180	64,220
Nasdaq, Inc.	240	29,450
Northern Trust Corp.	480	37,426
Raymond James Financial, Inc.	270	19,645
S&P Global, Inc.	570	205,542
State Street Corp.	840	49,837
T. Rowe Price Group, Inc.	510	65,392

		1,647,011

Consumer Finance (0.1%)
American Express Co.	1,530	153,382
Capital One Financial Corp.	1,020	73,297
Discover Financial Services	720	41,602
Synchrony Financial	1,440	37,685

		305,966

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	4,320	919,901

Insurance (0.5%)
Aflac, Inc.	1,650	59,977
Allstate Corp. (The)	720	67,781
American International Group, Inc.	1,920	52,858
Aon plc, Class A	540	111,402
Arthur J Gallagher & Co.	390	41,176
Assurant, Inc.	120	14,557
Chubb Ltd.	1,020	118,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	330	$25,730
Everest Re Group Ltd.	90	17,779
Globe Life, Inc.	210	16,779
Hartford Financial Services Group, Inc. (The)	780	28,751
Lincoln National Corp.	450	14,098
Loews Corp.	600	20,850
Marsh & McLennan Cos., Inc.	1,110	127,317
MetLife, Inc.	2,100	78,057
Principal Financial Group, Inc.	570	22,954
Progressive Corp. (The)	1,290	122,124
Prudential Financial, Inc.	900	57,168
Travelers Cos., Inc. (The)	600	64,914
Unum Group	450	7,574
W R Berkley Corp.	326	19,935
Willis Towers Watson plc	300	62,646

		1,152,869

Total Financials		6,213,967

Health Care (3.6%)
Biotechnology (0.5%)
AbbVie, Inc.	3,867	338,710
Alexion Pharmaceuticals, Inc.*	510	58,359
Amgen, Inc.	1,380	350,741
Biogen, Inc.*	450	127,656
Gilead Sciences, Inc.	2,820	178,196
Incyte Corp.*	390	34,999
Regeneron Pharmaceuticals, Inc.*	229	128,190
Vertex Pharmaceuticals, Inc.*	570	155,108

		1,371,959

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	3,900	424,437
ABIOMED, Inc.*	120	33,247
Align Technology, Inc.*	180	58,925
Baxter International, Inc.	1,050	84,441
Becton Dickinson and Co.	600	139,608
Boston Scientific Corp.*	3,060	116,923
Cooper Cos., Inc. (The)	120	40,454
Danaher Corp.	1,380	297,156
Dentsply Sirona, Inc.	480	20,990
DexCom, Inc.*	208	85,744
Edwards Lifesciences Corp.*	1,440	114,941
Hologic, Inc.*	570	37,888
IDEXX Laboratories, Inc.*	210	82,553
Intuitive Surgical, Inc.*	270	191,576
Medtronic plc	2,970	308,642
ResMed, Inc.	300	51,429
STERIS plc	192	33,829
Stryker Corp.	690	143,775
Teleflex, Inc.	120	40,850
Varian Medical Systems, Inc.*	210	36,120
West Pharmaceutical Services, Inc.	168	46,183
Zimmer Biomet Holdings, Inc.	450	61,263

		2,450,974

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	330	31,984
Anthem, Inc.	570	153,096
Cardinal Health, Inc.	660	30,987
Centene Corp.*	1,305	76,121
Cigna Corp.	840	142,304
CVS Health Corp.	2,870	167,608
DaVita, Inc.*	270	23,125
HCA Healthcare, Inc.	600	74,808
Henry Schein, Inc.*	330	19,397
Humana, Inc.	300	124,167
Laboratory Corp. of America Holdings*	210	39,537
McKesson Corp.	420	62,551
Quest Diagnostics, Inc.	300	34,347
UnitedHealth Group, Inc.	2,130	664,070
Universal Health Services, Inc., Class B	180	19,264

		1,663,366

Health Care Technology (0.0%)
Cerner Corp.	710	51,326

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	690	69,649
Bio-Rad Laboratories, Inc., Class A*	49	25,258
Illumina, Inc.*	330	101,996
IQVIA Holdings, Inc.*	360	56,747
Mettler-Toledo International, Inc.*	60	57,945
PerkinElmer, Inc.	240	30,122
Thermo Fisher Scientific, Inc.	900	397,368
Waters Corp.*	180	35,222

		774,307

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	5,160	311,096
Catalent, Inc.*	377	32,294
Eli Lilly and Co.	1,916	283,606
Johnson & Johnson	5,910	879,881
Merck & Co., Inc.	5,730	475,303
Mylan NV*	1,140	16,906
Perrigo Co. plc	270	12,396
Pfizer, Inc.	12,301	451,447
Zoetis, Inc.	1,050	173,639

		2,636,568

Total Health Care		8,948,500

Industrials (2.1%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	1,170	193,354
General Dynamics Corp.	600	83,058
Howmet Aerospace, Inc.	930	15,550
Huntington Ingalls Industries, Inc.	90	12,668
L3Harris Technologies, Inc.	504	85,599
Lockheed Martin Corp.	540	206,971
Northrop Grumman Corp.	390	123,041
Raytheon Technologies Corp.	3,270	188,156
Teledyne Technologies, Inc.*	84	26,058
Textron, Inc.	510	18,406
TransDigm Group, Inc.	120	57,014

		1,009,875

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	300	30,657
Expeditors International of Washington, Inc.	360	32,587
FedEx Corp.	540	135,821
United Parcel Service, Inc., Class B	1,530	254,944

		454,009

Airlines (0.0%)
Alaska Air Group, Inc.	270	9,890
American Airlines Group, Inc.(x)	870	10,692
Delta Air Lines, Inc.	1,350	41,283
Southwest Airlines Co.	1,080	40,500
United Airlines Holdings, Inc.*	480	16,680

		119,045

Building Products (0.1%)
A O Smith Corp.	300	15,840
Allegion plc	210	20,771
Carrier Global Corp.	1,800	54,972
Fortune Brands Home & Security, Inc.	300	25,956
Ingersoll-Rand plc	540	65,475
Johnson Controls International plc	2,010	82,108
Masco Corp.	630	34,732

		299,854

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.1%)
Cintas Corp.	190	$63,238
Copart, Inc.*	440	46,270
Republic Services, Inc.	480	44,808
Rollins, Inc.	300	16,257
Waste Management, Inc.	860	97,326

		267,899

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	260	24,120
Quanta Services, Inc.	300	15,858

		39,978

Electrical Equipment (0.1%)
AMETEK, Inc.	510	50,694
Eaton Corp. plc	930	94,888
Emerson Electric Co.	1,350	88,519
Rockwell Automation, Inc.	270	59,584

		293,685

Industrial Conglomerates (0.3%)
3M Co.	1,280	205,030
General Electric Co.	19,290	120,177
Honeywell International, Inc.	1,620	266,668
Roper Technologies, Inc.	240	94,827

		686,702

Machinery (0.4%)
Caterpillar, Inc.	1,290	192,403
Cummins, Inc.	330	69,683
Deere & Co.	720	159,574
Dover Corp.	330	35,752
Flowserve Corp.	270	7,368
Fortive Corp.	660	50,299
IDEX Corp.	169	30,827
Illinois Tool Works, Inc.	660	127,519
Ingersoll Rand, Inc.*	476	16,946
Otis Worldwide Corp.	900	56,178
PACCAR, Inc.	750	63,960
Parker-Hannifin Corp.	300	60,702
Pentair plc	330	15,104
Snap-on, Inc.	120	17,656
Stanley Black & Decker, Inc.	330	53,526
Westinghouse Air Brake Technologies Corp.	312	19,306
Xylem, Inc.	390	32,807

		1,009,610

Professional Services (0.1%)
Equifax, Inc.	270	42,363
IHS Markit Ltd.	800	62,808
Nielsen Holdings plc	780	11,060
Robert Half International, Inc.	260	13,764
Verisk Analytics, Inc.	360	66,712

		196,707

Road & Rail (0.3%)
CSX Corp.	1,710	132,816
JB Hunt Transport Services, Inc.	180	22,749
Kansas City Southern	210	37,974
Norfolk Southern Corp.	600	128,394
Old Dominion Freight Line, Inc.	216	39,079
Union Pacific Corp.	1,620	318,929

		679,941

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,260	56,814
United Rentals, Inc.*	180	31,410
WW Grainger, Inc.	120	42,812

		131,036

Total Industrials		5,188,341

Information Technology (7.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	120	24,832
Cisco Systems, Inc.	9,750	384,052
F5 Networks, Inc.*	130	15,960
Juniper Networks, Inc.	750	16,125
Motorola Solutions, Inc.	360	56,452

		497,421

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	660	71,458
CDW Corp.	326	38,967
Corning, Inc.	1,740	56,393
FLIR Systems, Inc.	300	10,755
IPG Photonics Corp.*	90	15,297
Keysight Technologies, Inc.*	420	41,488
TE Connectivity Ltd.	750	73,305
Zebra Technologies Corp., Class A*	122	30,800

		338,463

IT Services (1.4%)
Accenture plc, Class A	1,420	320,906
Akamai Technologies, Inc.*	360	39,794
Automatic Data Processing, Inc.	970	135,305
Broadridge Financial Solutions, Inc.	240	31,680
Cognizant Technology Solutions Corp., Class A	1,270	88,163
DXC Technology Co.	590	10,531
Fidelity National Information Services, Inc.	1,370	201,678
Fiserv, Inc.*	1,276	131,492
FleetCor Technologies, Inc.*	210	50,001
Gartner, Inc.*	210	26,240
Global Payments, Inc.	641	113,829
International Business Machines Corp.	1,980	240,907
Jack Henry & Associates, Inc.	170	27,640
Leidos Holdings, Inc.	323	28,795
Mastercard, Inc., Class A	2,010	679,722
Paychex, Inc.	710	56,637
PayPal Holdings, Inc.*	2,600	512,278
VeriSign, Inc.*	240	49,164
Visa, Inc., Class A	3,900	779,883
Western Union Co. (The)	960	20,573

		3,545,218

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	1,950	159,880
Analog Devices, Inc.	810	94,559
Applied Materials, Inc.	2,100	124,845
Broadcom, Inc.	900	327,888
Intel Corp.	9,960	515,729
KLA Corp.	330	63,934
Lam Research Corp.	330	109,477
Maxim Integrated Products, Inc.	600	40,566
Microchip Technology, Inc.	510	52,408
Micron Technology, Inc.*	2,460	115,522
NVIDIA Corp.	1,350	730,647
Qorvo, Inc.*	270	34,833
QUALCOMM, Inc.	2,670	314,206
Skyworks Solutions, Inc.	390	56,745
Teradyne, Inc.	381	30,274
Texas Instruments, Inc.	2,070	295,575
Xilinx, Inc.	570	59,417

		3,126,505

Software (2.3%)
Adobe, Inc.*	1,080	529,665
ANSYS, Inc.*	190	62,174
Autodesk, Inc.*	480	110,885
Cadence Design Systems, Inc.*	600	63,978
Citrix Systems, Inc.	280	38,559
Fortinet, Inc.*	300	35,343
Intuit, Inc.	580	189,202
Microsoft Corp.	17,040	3,584,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	1,410	$29,384
Oracle Corp.	4,436	264,829
Paycom Software, Inc.*	111	34,554
salesforce.com, Inc.*	1,910	480,021
ServiceNow, Inc.*	422	204,670
Synopsys, Inc.*	330	70,613
Tyler Technologies, Inc.*	91	31,719

		5,729,619

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	36,268	4,200,197
Hewlett Packard Enterprise Co.	3,050	28,578
HP, Inc.	3,390	64,376
NetApp, Inc.	540	23,674
Seagate Technology plc	540	26,606
Western Digital Corp.	630	23,027
Xerox Holdings Corp.	420	7,883

		4,374,341

Total Information Technology		17,611,567

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	480	142,973
Albemarle Corp.	240	21,427
Celanese Corp.	270	29,011
CF Industries Holdings, Inc.	480	14,741
Corteva, Inc.	1,680	48,401
Dow, Inc.	1,680	79,044
DuPont de Nemours, Inc.	1,679	93,151
Eastman Chemical Co.	300	23,436
Ecolab, Inc.	570	113,909
FMC Corp.	300	31,773
International Flavors & Fragrances, Inc.	210	25,714
Linde plc	1,230	292,900
LyondellBasell Industries NV, Class A	660	46,523
Mosaic Co. (The)	780	14,251
PPG Industries, Inc.	510	62,261
Sherwin-Williams Co. (The)	180	125,413

		1,164,928

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	150	35,304
Vulcan Materials Co.	300	40,662

		75,966

Containers & Packaging (0.1%)
Amcor plc	3,634	40,156
Avery Dennison Corp.	180	23,011
Ball Corp.	720	59,846
International Paper Co.	870	35,270
Packaging Corp. of America	210	22,901
Sealed Air Corp.	330	12,807
Westrock Co.	540	18,760

		212,751

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,210	50,204
Newmont Corp.	1,815	115,162
Nucor Corp.	660	29,608

		194,974

Total Materials		1,648,619

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	240	38,400
American Tower Corp. (REIT)	990	239,313
Apartment Investment and Management Co. (REIT), Class A	330	11,127
AvalonBay Communities, Inc. (REIT)	300	44,802
Boston Properties, Inc. (REIT)	330	26,499
Crown Castle International Corp. (REIT)	930	154,845
Digital Realty Trust, Inc. (REIT)	597	87,616
Duke Realty Corp. (REIT)	780	28,782
Equinix, Inc. (REIT)	210	159,627
Equity Residential (REIT)	810	41,577
Essex Property Trust, Inc. (REIT)	150	30,118
Extra Space Storage, Inc. (REIT)	270	28,887
Federal Realty Investment Trust (REIT)	180	13,219
Healthpeak Properties, Inc. (REIT)	1,050	28,507
Host Hotels & Resorts, Inc. (REIT)	1,620	17,480
Iron Mountain, Inc. (REIT)	630	16,878
Kimco Realty Corp. (REIT)	930	10,472
Mid-America Apartment Communities, Inc. (REIT)	240	27,828
Prologis, Inc. (REIT)	1,674	168,438
Public Storage (REIT)	330	73,498
Realty Income Corp. (REIT)	660	40,095
Regency Centers Corp. (REIT)	360	13,687
SBA Communications Corp. (REIT)	240	76,435
Simon Property Group, Inc. (REIT)	690	44,629
SL Green Realty Corp. (REIT)	180	8,347
UDR, Inc. (REIT)	600	19,566
Ventas, Inc. (REIT)	780	32,729
Vornado Realty Trust (REIT)	360	12,136
Welltower, Inc. (REIT)	840	46,276
Weyerhaeuser Co. (REIT)	1,650	47,058

		1,588,871

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	690	32,409

Total Real Estate		1,621,280

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	510	26,341
American Electric Power Co., Inc.	1,080	88,268
Duke Energy Corp.	1,620	143,467
Edison International	720	36,605
Entergy Corp.	420	41,383
Evergy, Inc.	540	27,443
Eversource Energy	690	57,649
Exelon Corp.	2,130	76,169
FirstEnergy Corp.	1,110	31,868
NextEra Energy, Inc.	1,080	299,765
NRG Energy, Inc.	600	18,444
Pinnacle West Capital Corp.	240	17,892
PPL Corp.	1,590	43,264
Southern Co. (The)	2,280	123,622
Xcel Energy, Inc.	1,140	78,671

		1,110,851

Gas Utilities (0.0%)
Atmos Energy Corp.	240	22,942

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	1,440	26,078

Multi-Utilities (0.2%)
Ameren Corp.	540	42,703
CenterPoint Energy, Inc.	1,110	21,479
CMS Energy Corp.	600	36,846
Consolidated Edison, Inc.	690	53,682
Dominion Energy, Inc.	1,770	139,706
DTE Energy Co.	390	44,866
NiSource, Inc.	810	17,820
Public Service Enterprise Group, Inc.	1,110	60,950
Sempra Energy	600	71,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	690	$66,861

		555,929

Water Utilities (0.0%)
American Water Works Co., Inc.	390	56,503

Total Utilities		1,772,303

Total Common Stocks (25.4%) (Cost $51,503,097)		62,733,726

EXCHANGE TRADED FUNDS (ETF):
Equity (18.1%)
iShares MSCI EAFE ETF	397,815	25,320,925
iShares Russell 2000 ETF(x)	65,727	9,845,247
SPDR S&P MidCap 400 ETF Trust(x)	28,539	9,669,869

Total Exchange Traded Funds (18.1%) (Cost $46,785,053)		44,836,041

SHORT-TERM INVESTMENTS:
Investment Companies (25.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000
JPMorgan Prime Money Market Fund, IM Shares	60,342,556	60,384,796

Total Investment Companies		62,384,796

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,773,332, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,828,794.(xx)	2,773,328	2,773,328

Total Repurchase Agreements		3,073,328

U.S. Treasury Obligations (30.2%)
U.S. Treasury Bills
0.09%, 12/22/20(p)	74,698,700	74,682,789

Total Short-Term Investments (56.6%) (Cost $140,124,797)		140,140,913

Total Investments in Securities (100.1%) (Cost $238,412,947)		247,710,680
Other Assets Less Liabilities (-0.1%)		(350,711)

Net Assets (100%)		$247,359,969

*	Non-income producing.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $13,490,918. This was collateralized by $8,656,061 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $5,073,328 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	29	12/2020	EUR	1,085,994	(42,843)
FTSE 100 Index	22	12/2020	GBP	1,658,268	(16,922)
MSCI EAFE E-Mini Index	203	12/2020	USD	18,809,980	(516,388)
S&P 500 E-Mini Index	213	12/2020	USD	35,698,800	(466,712)
TOPIX Index	25	12/2020	JPY	3,853,174	18,994
U.S. Treasury 10 Year Note	246	12/2020	USD	34,324,687	42,142

					(981,729)

Short Contracts
SPI 200 Index	(10)	12/2020	AUD	(1,038,921)	2,469

					2,469

					(979,260)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,331,319	USD	953,429	JPMorgan Chase Bank	12/11/2020	310
GBP	318,000	USD	407,266	JPMorgan Chase Bank	12/11/2020	3,244
JPY	129,628,000	USD	1,218,636	Citibank NA	12/11/2020	11,627
JPY	84,036,982	USD	794,333	HSBC Bank plc	12/11/2020	3,239
JPY	54,448,024	USD	513,375	Morgan Stanley	12/11/2020	3,376
NZD	390,000	USD	254,570	JPMorgan Chase Bank	12/11/2020	3,419
USD	1,850,670	AUD	2,565,000	BNP Paribas	12/11/2020	13,138
USD	549,149	CHF	500,000	Citibank NA	12/11/2020	5,130
USD	1,284,017	CHF	1,162,878	Morgan Stanley	12/11/2020	18,763
USD	1,362,700	EUR	1,151,534	JPMorgan Chase Bank	12/11/2020	10,431
USD	690,857	GBP	529,805	JPMorgan Chase Bank	12/11/2020	6,926
USD	1,753,863	GBP	1,355,158	Morgan Stanley	12/11/2020	4,476
USD	414,590	NOK	3,852,000	JPMorgan Chase Bank	12/11/2020	1,548
USD	3,777,457	NZD	5,679,408	JPMorgan Chase Bank	12/11/2020	20,471

Total unrealized appreciation						106,098

AUD	2,015,000	USD	1,467,441	BNP Paribas	12/11/2020	(23,922)
AUD	514,000	USD	372,130	JPMorgan Chase Bank	12/11/2020	(3,908)
EUR	907,000	USD	1,068,666	Citibank NA	12/11/2020	(3,558)
JPY	208,630,000	USD	1,993,760	Morgan Stanley	12/11/2020	(13,711)
NOK	3,852,000	USD	427,693	JPMorgan Chase Bank	12/11/2020	(14,651)
NZD	3,796,000	USD	2,535,546	JPMorgan Chase Bank	12/11/2020	(24,454)
NZD	1,493,408	USD	1,005,273	Natwest Markets plc	12/11/2020	(17,368)
SEK	18,238,000	USD	2,068,764	BNP Paribas	12/11/2020	(30,563)
SEK	54,706,116	USD	6,262,864	HSBC Bank plc	12/11/2020	(149,143)

Total unrealized depreciation						(281,278)

Net unrealized depreciation						(175,180)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,765,183	$—	$—	$6,765,183
Consumer Discretionary	7,350,611	—	—	7,350,611
Consumer Staples	4,337,728	—	—	4,337,728
Energy	1,275,627	—	—	1,275,627
Financials	6,213,967	—	—	6,213,967
Health Care	8,948,500	—	—	8,948,500
Industrials	5,188,341	—	—	5,188,341
Information Technology	17,611,567	—	—	17,611,567
Materials	1,648,619	—	—	1,648,619
Real Estate	1,621,280	—	—	1,621,280
Utilities	1,772,303	—	—	1,772,303
Exchange Traded Funds	44,836,041	—	—	44,836,041
Forward Currency Contracts	—	106,098	—	106,098
Futures	63,605	—	—	63,605
Short-Term Investments
Investment Companies	62,384,796	—	—	62,384,796
Repurchase Agreements	—	3,073,328	—	3,073,328
U.S. Treasury Obligations	—	74,682,789	—	74,682,789

Total Assets	$170,018,168	$77,862,215	$—	$247,880,383

Liabilities:
Forward Currency Contracts	$—	$(281,278)	$—	$(281,278)
Futures	(1,042,865)	—	—	(1,042,865)

Total Liabilities	$(1,042,865)	$(281,278)	$—	$(1,324,143)

Total	$168,975,303	$77,580,937	$—	$246,556,240

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,226,142
Aggregate gross unrealized depreciation	(7,895,824)

Net unrealized appreciation	$7,330,318

Federal income tax cost of investments in securities and derivative instruments, if applicable	$239,225,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.1%)
Diversified Telecommunication Services (1.1%)
Altice Europe NV, Class A*	4,851	$23,233
AT&T, Inc.	91,168	2,599,200
BT Group plc	81,376	103,414
Cellnex Telecom SA(m)	2,880	175,034
CenturyLink, Inc.	11,900	120,071
Deutsche Telekom AG (Registered)	30,387	509,050
Elisa OYJ	1,328	78,275
HKT Trust & HKT Ltd.	32,415	42,945
Iliad SA	136	25,020
Infrastrutture Wireless Italiane SpA(m)	2,196	24,351
Koninklijke KPN NV	32,245	75,820
Nippon Telegraph & Telephone Corp.	11,818	241,785
Orange SA	18,331	190,744
PCCW Ltd.	31,094	18,584
Proximus SADP	1,481	27,035
Singapore Telecommunications Ltd.(Singapore Stock Exchange)	72,285	112,189
Spark New Zealand Ltd.	15,677	48,892
Swisscom AG (Registered)	244	129,430
Telecom Italia SpA (Aquis Stock Exchange)	51,497	20,861
Telecom Italia SpA (Turquoise Stock Exchange)	68,549	27,430
Telefonica Deutschland Holding AG	9,527	24,436
Telefonica SA(x)	43,936	150,694
Telenor ASA	6,659	111,572
Telia Co. AB	22,752	93,565
Telstra Corp. Ltd.	37,906	75,617
TPG Telecom Ltd.*	2,569	13,620
United Internet AG (Registered)	938	35,893
Verizon Communications, Inc.	51,750	3,078,607

		8,177,367

Entertainment (1.1%)
Activision Blizzard, Inc.	9,561	773,963
Bollore SA	7,479	27,916
Electronic Arts, Inc.*	3,750	489,038
Konami Holdings Corp.(x)	905	39,228
Live Nation Entertainment, Inc.*	1,822	98,169
Netflix, Inc.*	5,480	2,740,164
Nexon Co. Ltd.	4,441	110,291
Nintendo Co. Ltd.	1,033	587,240
Square Enix Holdings Co. Ltd.	837	55,649
Take-Two Interactive Software, Inc.*	1,431	236,430
Toho Co. Ltd.	1,107	45,630
Ubisoft Entertainment SA*	864	78,079
Vivendi SA	7,551	210,463
Walt Disney Co. (The)	23,135	2,870,591

		8,362,851

Interactive Media & Services (2.7%)
Adevinta ASA*	2,211	37,918
Alphabet, Inc., Class A*	3,790	5,554,624
Alphabet, Inc., Class C*	3,870	5,687,352
Auto Trader Group plc(m)	8,214	59,416
Facebook, Inc., Class A*	30,090	7,880,571
Kakaku.com, Inc.	1,312	34,685
LINE Corp.*	624	31,785
REA Group Ltd.(x)	540	42,668
Scout24 AG(m)	985	85,974
SEEK Ltd.	3,188	48,768
Twitter, Inc.*	9,031	401,880
Z Holdings Corp.	23,094	154,295

		20,019,936

Media (0.7%)
Charter Communications, Inc., Class A*	2,236	1,396,024
Comcast Corp., Class A	56,850	2,629,881
CyberAgent, Inc.	1,001	61,906
Dentsu Group, Inc.	1,954	57,735
Discovery, Inc., Class A(x)*	1,950	42,452
Discovery, Inc., Class C*	4,490	88,004
DISH Network Corp., Class A*	2,977	86,422
Fox Corp., Class A	4,400	122,452
Fox Corp., Class B	2,033	56,863
Hakuhodo DY Holdings, Inc.	2,066	26,698
Informa plc	13,743	66,633
Interpublic Group of Cos., Inc. (The)	4,770	79,516
JCDecaux SA*	864	14,971
News Corp., Class A	4,800	67,296
News Corp., Class B	1,550	21,669
Omnicom Group, Inc.	2,800	138,600
Pearson plc	6,895	48,764
Publicis Groupe SA	2,044	66,239
Schibsted ASA, Class B*	920	36,758
SES SA (FDR)	3,340	23,630
Telenet Group Holding NV	462	17,909
ViacomCBS, Inc.	6,823	191,112
WPP plc	10,863	84,837

		5,426,371

Wireless Telecommunication Services (0.5%)
KDDI Corp.(x)	15,086	381,615
NTT DOCOMO, Inc.	10,681	396,100
SoftBank Corp.(x)	26,620	298,273
SoftBank Group Corp.	14,387	888,358
Tele2 AB, Class B(x)	4,423	62,450
T-Mobile US, Inc.*	7,650	874,854
Vodafone Group plc	243,759	323,390

		3,225,040

Total Communication Services		45,211,565

Consumer Discretionary (7.7%)
Auto Components (0.2%)
Aisin Seiki Co. Ltd.	1,526	48,791
Aptiv plc	3,300	302,544
BorgWarner, Inc.	2,600	100,724
Bridgestone Corp.	4,898	154,712
Cie Generale des Etablissements Michelin SCA	1,592	170,352
Continental AG	1,030	111,657
Denso Corp.	4,025	176,305
Faurecia SE*	709	30,618
JTEKT Corp.	1,993	15,619
Koito Manufacturing Co. Ltd.	962	49,043
NGK Spark Plug Co. Ltd.	1,383	24,127
Pirelli & C SpA(m)*	3,486	14,931
Stanley Electric Co. Ltd.(x)	1,203	34,521
Sumitomo Electric Industries Ltd.	6,789	76,287
Sumitomo Rubber Industries Ltd.	1,478	13,710
Toyoda Gosei Co. Ltd.	700	16,044
Toyota Industries Corp.	1,374	86,881
Valeo SA	2,085	63,725
Yokohama Rubber Co. Ltd. (The)	1,089	15,500

		1,506,091

Automobiles (0.6%)
Bayerische Motoren Werke AG	3,100	225,092
Bayerische Motoren Werke AG (Preference)(q)	529	28,985
Daimler AG (Registered)	7,831	422,251
Ferrari NV	1,154	211,234
Fiat Chrysler Automobiles NV*	9,730	119,118
Ford Motor Co.	48,950	326,007
General Motors Co.	16,400	485,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Honda Motor Co. Ltd.	14,944	$352,589
Isuzu Motors Ltd.	5,064	44,364
Mazda Motor Corp.	4,757	27,816
Mitsubishi Motors Corp.	5,730	12,648
Nissan Motor Co. Ltd.(x)	20,342	72,299
Peugeot SA*	5,453	98,320
Porsche Automobil Holding SE (Preference)(q)*	1,445	86,273
Renault SA*	1,767	45,610
Subaru Corp.(x)	5,626	109,215
Suzuki Motor Corp.	3,438	147,255
Toyota Motor Corp.(x)	19,406	1,283,504
Volkswagen AG	305	53,318
Volkswagen AG (Preference)(q)	1,706	274,561
Yamaha Motor Co. Ltd.	2,568	37,340

		4,463,075

Distributors (0.1%)
Genuine Parts Co.	1,850	176,065
Jardine Cycle & Carriage Ltd.	925	12,269
LKQ Corp.*	3,950	109,533

		297,867

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	666	17,101

Hotels, Restaurants & Leisure (1.0%)
Accor SA*	1,695	47,408
Aristocrat Leisure Ltd.	5,254	113,306
Carnival Corp.	5,000	75,900
Chipotle Mexican Grill, Inc.*	340	422,861
Compass Group plc	16,321	244,997
Crown Resorts Ltd.	3,266	20,627
Darden Restaurants, Inc.	1,550	156,147
Domino’s Pizza, Inc.	502	213,491
Evolution Gaming Group AB(m)	1,164	76,941
Flutter Entertainment plc	1,279	202,663
Galaxy Entertainment Group Ltd.	19,394	131,266
Genting Singapore Ltd.	51,727	25,414
GVC Holdings plc	5,315	66,898
Hilton Worldwide Holdings, Inc.	3,716	317,049
InterContinental Hotels Group plc	1,616	84,842
La Francaise des Jeux SAEM(m)	787	28,905
Las Vegas Sands Corp.	4,349	202,924
Marriott International, Inc., Class A	3,520	325,882
McDonald’s Corp.	9,650	2,118,078
McDonald’s Holdings Co. Japan Ltd.	601	29,236
Melco Resorts & Entertainment Ltd. (ADR)	2,179	36,280
MGM Resorts International	6,231	135,524
Norwegian Cruise Line Holdings Ltd.(x)*	2,725	46,625
Oriental Land Co. Ltd.	1,837	257,350
Royal Caribbean Cruises Ltd.	2,150	139,169
Sands China Ltd.	21,793	84,803
SJM Holdings Ltd.	16,347	19,305
Sodexo SA	826	58,822
Starbucks Corp.	15,532	1,334,509
Tabcorp Holdings Ltd.	19,847	47,630
Whitbread plc	1,827	49,832
Wynn Macau Ltd.*	13,352	21,374
Wynn Resorts Ltd.	1,200	86,172
Yum! Brands, Inc.	3,900	356,070

		7,578,300

Household Durables (0.4%)
Barratt Developments plc	9,271	56,686
Berkeley Group Holdings plc	1,189	64,686
Casio Computer Co. Ltd.	1,751	28,271
DR Horton, Inc.	4,250	321,428
Electrolux AB(x)	2,036	47,455
Garmin Ltd.	1,500	142,290
Husqvarna AB, Class B	3,561	39,210
Iida Group Holdings Co. Ltd.	1,340	27,093
Leggett & Platt, Inc.	1,600	65,872
Lennar Corp., Class A	3,650	298,132
Mohawk Industries, Inc.*	800	78,072
Newell Brands, Inc.	5,350	91,806
Nikon Corp.(x)	2,390	16,148
NVR, Inc.*	44	179,657
Panasonic Corp.	20,299	171,949
Persimmon plc	2,969	94,300
PulteGroup, Inc.	3,200	148,128
Rinnai Corp.	359	35,074
SEB SA	221	35,948
Sekisui Chemical Co. Ltd.	3,421	54,687
Sekisui House Ltd.	5,726	101,269
Sharp Corp.	1,887	23,379
Sony Corp.	11,661	891,891
Taylor Wimpey plc	27,954	38,898
Whirlpool Corp.	800	147,112

		3,199,441

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	5,445	17,144,835
Booking Holdings, Inc.*	612	1,046,936
Delivery Hero SE(m)*	1,173	134,930
eBay, Inc.	11,340	590,814
Etsy, Inc.*	1,562	189,986
Expedia Group, Inc.	1,500	137,535
Just Eat Takeaway.com NV(m)(x)*	1,111	124,419
Mercari, Inc.*	851	39,322
Ocado Group plc*	4,304	152,103
Prosus NV*	4,501	415,073
Rakuten, Inc.	7,769	83,925
Zalando SE(m)*	1,388	129,919
ZOZO, Inc.	993	27,695

		20,217,492

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	1,826	133,388
Hasbro, Inc.	1,450	119,944
Sega Sammy Holdings, Inc.	1,589	19,327
Shimano, Inc.	701	138,015
Yamaha Corp.	1,312	62,801

		473,475

Multiline Retail (0.4%)
Dollar General Corp.	3,280	687,554
Dollar Tree, Inc.*	2,960	270,366
Isetan Mitsukoshi Holdings Ltd.	2,911	15,440
Marui Group Co. Ltd.	1,716	32,918
Next plc	1,249	95,721
Pan Pacific International Holdings Corp.	3,746	87,263
Ryohin Keikaku Co. Ltd.	2,200	36,543
Target Corp.	6,500	1,023,230
Wesfarmers Ltd.	10,411	331,940

		2,580,975

Specialty Retail (1.4%)
ABC-Mart, Inc.	319	16,605
Advance Auto Parts, Inc.	940	144,290
AutoZone, Inc.*	313	368,601
Best Buy Co., Inc.	2,920	324,967
CarMax, Inc.*	2,160	198,526
Fast Retailing Co. Ltd.	537	336,946
Gap, Inc. (The)	2,650	45,129
Hennes & Mauritz AB, Class B(x)	7,252	125,087
Hikari Tsushin, Inc.	191	45,516
Home Depot, Inc. (The)	14,160	3,932,374
Industria de Diseno Textil SA	10,027	278,778
JD Sports Fashion plc	3,988	41,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kingfisher plc	18,512	$70,749
L Brands, Inc.	2,830	90,022
Lowe’s Cos., Inc.	10,030	1,663,576
Nitori Holdings Co. Ltd.	756	157,240
O’Reilly Automotive, Inc.*	1,020	470,302
Ross Stores, Inc.	4,680	436,738
Shimamura Co. Ltd.	202	19,746
Tiffany & Co.	1,350	156,397
TJX Cos., Inc. (The)	15,480	861,462
Tractor Supply Co.	1,530	219,310
Ulta Beauty, Inc.*	700	156,786
USS Co. Ltd.	2,143	38,333
Yamada Holdings Co. Ltd.	6,632	33,070

		10,232,286

Textiles, Apparel & Luxury Goods (0.8%)
adidas AG*	1,743	564,145
Burberry Group plc	3,866	77,406
Cie Financiere Richemont SA (Registered)	4,778	320,034
EssilorLuxottica SA*	2,623	356,690
Hanesbrands, Inc.	4,500	70,875
Hermes International	296	255,147
Kering SA	703	467,063
LVMH Moet Hennessy Louis Vuitton SE(x)	2,545	1,189,777
Moncler SpA*	1,829	74,913
NIKE, Inc., Class B	15,950	2,002,363
Pandora A/S	981	70,592
Puma SE*	756	68,117
PVH Corp.	950	56,658
Ralph Lauren Corp.	700	47,579
Swatch Group AG (The)	275	64,058
Swatch Group AG (The) (Registered)	533	23,930
Tapestry, Inc.	3,600	56,268
Under Armour, Inc., Class A*	2,350	26,390
Under Armour, Inc., Class C*	2,407	23,685
VF Corp.	4,050	284,513

		6,100,203

Total Consumer Discretionary		56,666,306

Consumer Staples (5.3%)
Beverages (1.1%)
Anheuser-Busch InBev SA/NV	7,050	380,542
Asahi Group Holdings Ltd.	3,540	123,297
Brown-Forman Corp., Class B	2,050	154,406
Budweiser Brewing Co. APAC Ltd.(m)	15,700	45,863
Carlsberg A/S, Class B	997	134,246
Coca-Cola Amatil Ltd.	4,066	27,724
Coca-Cola Bottlers Japan Holdings, Inc.	1,178	19,718
Coca-Cola Co. (The)	48,000	2,369,760
Coca-Cola European Partners plc	1,878	72,885
Coca-Cola HBC AG	1,899	46,942
Constellation Brands, Inc., Class A	2,100	397,971
Davide Campari-Milano NV	5,062	55,327
Diageo plc	21,382	732,509
Heineken Holding NV	1,087	84,596
Heineken NV	2,370	210,613
Ito En Ltd.	490	34,959
Kirin Holdings Co. Ltd.	7,600	142,743
Molson Coors Beverage Co., Class B	2,300	77,188
Monster Beverage Corp.*	4,970	398,594
PepsiCo, Inc.	17,700	2,453,220
Pernod Ricard SA	1,945	310,403
Remy Cointreau SA(x)	239	43,625
Suntory Beverage & Food Ltd.	1,301	48,899
Treasury Wine Estates Ltd.(x)	5,894	37,818

		8,403,848

Food & Staples Retailing (1.0%)
Aeon Co. Ltd.	6,136	164,945
Carrefour SA	5,505	88,114
Coles Group Ltd.	12,205	148,854
Colruyt SA*	533	34,586
Cosmos Pharmaceutical Corp.	183	31,833
Costco Wholesale Corp.	5,500	1,952,500
Dairy Farm International Holdings Ltd.	2,900	10,977
FamilyMart Co. Ltd.(x)	2,376	53,733
ICA Gruppen AB(x)	972	49,412
J Sainsbury plc	15,273	37,546
Jeronimo Martins SGPS SA	2,461	39,539
Kobe Bussan Co. Ltd.	564	31,010
Koninklijke Ahold Delhaize NV	10,071	298,058
Kroger Co. (The)	9,970	338,083
Lawson, Inc.	535	25,488
METRO AG	1,588	15,860
Seven & i Holdings Co. Ltd.	6,958	215,093
Sundrug Co. Ltd.	652	24,548
Sysco Corp.	5,950	370,209
Tesco plc	88,399	242,354
Tsuruha Holdings, Inc.	350	49,533
Walgreens Boots Alliance, Inc.	10,050	360,996
Walmart, Inc.	17,820	2,493,196
Welcia Holdings Co. Ltd.	862	37,899
Wm Morrison Supermarkets plc	21,376	46,924
Woolworths Group Ltd.	11,681	305,385

		7,466,675

Food Products (1.2%)
a2 Milk Co. Ltd. (The)*	6,805	69,309
Ajinomoto Co., Inc.	4,288	88,151
Archer-Daniels-Midland Co.	7,000	325,430
Associated British Foods plc	3,342	80,505
Barry Callebaut AG (Registered)	28	62,257
Calbee, Inc.	915	30,164
Campbell Soup Co.	2,400	116,088
Chocoladefabriken Lindt & Spruengli AG	10	84,400
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	88,995
Conagra Brands, Inc.	6,050	216,045
Danone SA	5,703	368,876
General Mills, Inc.	7,450	459,516
Hershey Co. (The)	1,750	250,845
Hormel Foods Corp.	3,400	166,226
J M Smucker Co. (The)	1,400	161,728
Kellogg Co.	3,150	203,459
Kerry Group plc (London Stock Exchange), Class A	1,404	180,121
Kerry Group plc (Turquoise Stock Exchange), Class A	86	11,040
Kikkoman Corp.	1,390	77,136
Kraft Heinz Co. (The)	7,750	232,113
Lamb Weston Holdings, Inc.	1,814	120,214
McCormick & Co., Inc. (Non- Voting)	1,500	291,150
Meiji Holdings Co. Ltd.	1,108	84,655
Mondelez International, Inc., Class A	18,200	1,045,590
Mowi ASA	3,987	70,726
Nestle SA (Registered)	27,230	3,230,543
NH Foods Ltd.	788	35,166
Nisshin Seifun Group, Inc.	1,920	30,614
Nissin Foods Holdings Co. Ltd.	635	59,691
Orkla ASA	6,964	70,477
Toyo Suisan Kaisha Ltd.	806	42,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	3,650	$217,102
WH Group Ltd.(m)	86,015	70,010
Wilmar International Ltd.	16,661	53,972
Yakult Honsha Co. Ltd.	1,095	60,754
Yamazaki Baking Co. Ltd.	1,222	21,343

		8,777,007

Household Products (1.0%)
Church & Dwight Co., Inc.	3,050	285,815
Clorox Co. (The)	1,600	336,272
Colgate-Palmolive Co.	10,850	837,077
Essity AB, Class B	5,542	187,269
Henkel AG & Co. KGaA	992	92,919
Henkel AG & Co. KGaA (Preference)(q)	1,659	173,716
Kimberly-Clark Corp.	4,350	642,321
Lion Corp.	2,170	44,627
Pigeon Corp.	1,037	46,331
Procter & Gamble Co. (The)	31,197	4,336,071
Reckitt Benckiser Group plc	6,519	635,558
Unicharm Corp.	3,770	168,421

		7,786,397

Personal Products (0.5%)
Beiersdorf AG	950	108,032
Estee Lauder Cos., Inc. (The), Class A	2,750	600,188
Kao Corp.	4,443	333,403
Kobayashi Pharmaceutical Co. Ltd.	496	48,011
Kose Corp.	315	38,515
L’Oreal SA	2,302	749,076
Pola Orbis Holdings, Inc.	967	18,263
Shiseido Co. Ltd.	3,681	211,218
Unilever NV	13,364	806,788
Unilever plc	10,692	658,819

		3,572,313

Tobacco (0.5%)
Altria Group, Inc.	23,500	908,040
British American Tobacco plc	21,014	755,306
Imperial Brands plc	8,654	152,543
Japan Tobacco, Inc.	11,051	201,800
Philip Morris International, Inc.	19,450	1,458,555
Swedish Match AB	1,548	126,298

		3,602,542

Total Consumer Staples		39,608,782

Energy (1.4%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,400	85,056
Halliburton Co.	10,950	131,948
National Oilwell Varco, Inc.	4,800	43,488
Schlumberger NV	17,350	269,966
TechnipFMC plc	5,308	33,493
Tenaris SA	3,543	17,661

		581,612

Oil, Gas & Consumable Fuels (1.3%)
Ampol Ltd.	2,405	41,364
Apache Corp.	4,750	44,982
BP plc	184,227	534,886
Cabot Oil & Gas Corp.	5,400	93,744
Chevron Corp.	23,950	1,724,400
Concho Resources, Inc.	2,500	110,300
ConocoPhillips	14,400	472,896
Devon Energy Corp.	5,850	55,341
Diamondback Energy, Inc.	1,916	57,710
ENEOS Holdings, Inc.	27,108	96,801
Eni SpA	23,287	182,171
EOG Resources, Inc.	7,250	260,565
Equinor ASA	9,041	127,592
Exxon Mobil Corp.	53,058	1,821,481
Galp Energia SGPS SA	4,556	42,230
Hess Corp.	3,100	126,883
HollyFrontier Corp.	1,984	39,105
Idemitsu Kosan Co. Ltd.	1,771	37,732
Inpex Corp.	8,972	47,998
Kinder Morgan, Inc.	23,750	292,837
Koninklijke Vopak NV	715	40,283
Lundin Energy AB	1,756	34,781
Marathon Oil Corp.	10,400	42,536
Marathon Petroleum Corp.	8,646	253,674
Neste OYJ	3,966	208,547
Noble Energy, Inc.	6,000	51,300
Occidental Petroleum Corp.	11,298	113,093
Oil Search Ltd.	18,054	34,288
OMV AG*	1,345	36,742
ONEOK, Inc.	5,112	132,810
Origin Energy Ltd.	16,038	49,593
Phillips 66	5,300	274,752
Pioneer Natural Resources Co.	2,150	184,878
Repsol SA	13,612	90,918
Royal Dutch Shell plc, Class B	34,019	411,528
Royal Dutch Shell plc (London Stock Exchange), Class A	37,659	466,113
Santos Ltd.	15,981	56,083
TOTAL SE(x)	22,616	776,476
Valero Energy Corp.	5,300	229,596
Washington H Soul Pattinson & Co. Ltd.(x)	929	15,680
Williams Cos., Inc. (The)	15,138	297,462
Woodside Petroleum Ltd.	8,667	109,472

		10,121,623

Total Energy		10,703,235

Financials (7.3%)
Banks (2.9%)
ABN AMRO Bank NV (CVA)(m)	3,803	31,801
Aozora Bank Ltd.	1,069	17,765
Australia & New Zealand Banking Group Ltd.(x)	25,789	319,275
Banco Bilbao Vizcaya Argentaria SA	60,187	166,343
Banco Santander SA	151,329	281,920
Bank Hapoalim BM	10,232	54,628
Bank Leumi Le-Israel BM	13,266	58,363
Bank of America Corp.	104,665	2,521,380
Bank of East Asia Ltd. (The)	11,080	20,427
Bank of Kyoto Ltd. (The)	610	29,469
Bankinter SA	5,760	24,783
Banque Cantonale Vaudoise (Registered)(x)	277	28,080
Barclays plc	157,076	197,659
BNP Paribas SA*	10,379	375,990
BOC Hong Kong Holdings Ltd.	33,361	88,498
CaixaBank SA	32,394	68,685
Chiba Bank Ltd. (The)	4,259	23,503
Citigroup, Inc.	30,600	1,319,166
Citizens Financial Group, Inc.	5,850	147,888
Comerica, Inc.	2,000	76,500
Commerzbank AG*	8,627	42,401
Commonwealth Bank of Australia	16,240	742,241
Concordia Financial Group Ltd.	8,494	29,609
Credit Agricole SA*	10,537	92,101
Danske Bank A/S*	6,415	86,895
DBS Group Holdings Ltd.	16,331	240,202
DNB ASA	8,624	119,112
Erste Group Bank AG	2,556	53,454
Fifth Third Bancorp	8,200	174,824
FinecoBank Banca Fineco SpA*	5,545	76,298
First Republic Bank	2,045	223,028
Fukuoka Financial Group, Inc.(x)	1,705	28,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hang Seng Bank Ltd.(x)	7,036	$104,442
HSBC Holdings plc	185,861	722,056
Huntington Bancshares, Inc.	13,300	121,961
ING Groep NV	35,560	251,795
Intesa Sanpaolo SpA	134,341	252,256
Israel Discount Bank Ltd., Class A	10,506	28,318
Japan Post Bank Co. Ltd.(x)	3,569	27,875
JPMorgan Chase & Co.	41,650	4,009,646
KBC Group NV	2,282	114,267
KeyCorp	12,950	154,494
Lloyds Banking Group plc	637,514	216,343
M&T Bank Corp.	1,750	161,158
Mebuki Financial Group, Inc.	7,194	16,322
Mediobanca Banca di Credito Finanziario SpA	4,929	38,653
Mitsubishi UFJ Financial Group, Inc.	110,803	439,713
Mizrahi Tefahot Bank Ltd.	1,409	24,967
Mizuho Financial Group, Inc.(x)	21,774	271,995
National Australia Bank Ltd.	29,244	373,133
Natwest Group plc	42,358	57,836
Nordea Bank Abp (Aquis Stock Exchange)	403	3,061
Nordea Bank Abp (Turquoise Stock Exchange)	29,241	222,740
Oversea-Chinese Banking Corp. Ltd.	29,520	183,400
People’s United Financial, Inc.	4,700	48,457
PNC Financial Services Group, Inc. (The)	5,800	637,478
Raiffeisen Bank International AG*	1,299	19,858
Regions Financial Corp.	12,950	149,314
Resona Holdings, Inc.	17,984	61,290
Seven Bank Ltd.	5,281	12,804
Shinsei Bank Ltd.	1,382	17,124
Shizuoka Bank Ltd. (The)	3,138	21,703
Skandinaviska Enskilda Banken AB, Class A*	14,739	130,468
Societe Generale SA*	7,383	97,696
Standard Chartered plc	24,825	113,812
Sumitomo Mitsui Financial Group, Inc.	11,936	332,133
Sumitomo Mitsui Trust Holdings, Inc.	3,093	82,303
SVB Financial Group*	700	168,434
Svenska Handelsbanken AB, Class A*	13,988	117,480
Swedbank AB, Class A*	8,321	130,138
Truist Financial Corp.	16,902	643,121
UniCredit SpA*	19,412	160,085
United Overseas Bank Ltd.	10,758	151,023
US Bancorp	19,000	681,150
Wells Fargo & Co.	53,919	1,267,636
Westpac Banking Corp.	33,045	398,723
Zions Bancorp NA	2,400	70,128

		21,069,782

Capital Markets (1.7%)
3i Group plc	8,758	112,423
Ameriprise Financial, Inc.	1,750	269,692
Amundi SA(m)*	607	42,793
ASX Ltd.	1,764	103,322
Bank of New York Mellon Corp. (The)	11,350	389,759
BlackRock, Inc.	1,977	1,114,138
Cboe Global Markets, Inc.	1,418	124,415
Charles Schwab Corp. (The)	15,050	545,262
CME Group, Inc.	4,500	752,895
Credit Suisse Group AG (Registered)	22,217	222,365
Daiwa Securities Group, Inc.	12,591	52,847
Deutsche Bank AG (Registered)*	17,879	150,743
Deutsche Boerse AG	1,761	309,265
E*TRADE Financial Corp.	3,150	157,657
EQT AB	2,180	42,191
Franklin Resources, Inc.	3,700	75,295
Goldman Sachs Group, Inc. (The)	4,350	874,219
Hargreaves Lansdown plc	3,038	60,899
Hong Kong Exchanges & Clearing Ltd.	10,987	516,437
Intercontinental Exchange, Inc.	7,100	710,355
Invesco Ltd.	5,150	58,762
Japan Exchange Group, Inc.	4,770	133,486
Julius Baer Group Ltd.	2,122	90,464
London Stock Exchange Group plc	2,905	332,334
Macquarie Group Ltd.	3,081	264,650
Magellan Financial Group Ltd.	1,149	46,830
MarketAxess Holdings, Inc.	482	232,126
Moody’s Corp.	2,100	608,685
Morgan Stanley	16,350	790,523
MSCI, Inc.	1,101	392,815
Nasdaq, Inc.	1,450	177,930
Natixis SA*	8,041	18,072
Nomura Holdings, Inc.	28,768	131,232
Northern Trust Corp.	2,750	214,418
Partners Group Holding AG	176	161,950
Raymond James Financial, Inc.	1,590	115,688
S&P Global, Inc.	3,150	1,135,890
SBI Holdings, Inc.	2,237	57,884
Schroders plc	1,218	42,449
Singapore Exchange Ltd.	7,226	48,626
St James’s Place plc	4,885	58,370
Standard Life Aberdeen plc	21,235	61,824
State Street Corp.	4,750	281,818
T. Rowe Price Group, Inc.	3,000	384,660
UBS Group AG (Registered)	33,543	374,463

		12,842,921

Consumer Finance (0.2%)
Acom Co. Ltd.	3,634	15,744
American Express Co.	8,750	877,187
Capital One Financial Corp.	5,900	423,974
Discover Financial Services	4,200	242,676
Isracard Ltd.	1	2
Synchrony Financial	8,250	215,903

		1,775,486

Diversified Financial Services (0.8%)
AMP Ltd.	30,530	28,732
Berkshire Hathaway, Inc., Class B*	24,383	5,192,116
Eurazeo SE*	363	19,646
EXOR NV	996	54,200
Groupe Bruxelles Lambert SA	737	66,427
Industrivarden AB, Class C*	1,557	41,488
Investor AB, Class B	4,223	275,373
Kinnevik AB, Class B	2,354	95,289
L E Lundbergforetagen AB, Class B*	772	38,187
M&G plc	21,720	44,454
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,513	16,248
ORIX Corp.	11,969	149,007
Sofina SA	141	38,468
Tokyo Century Corp.	377	20,516
Wendel SE	254	23,041

		6,103,192

Insurance (1.7%)
Admiral Group plc	1,767	59,596
Aegon NV	15,219	39,525
Aflac, Inc.	9,500	345,325
Ageas SA/NV	1,626	66,357
AIA Group Ltd.	110,306	1,086,644
Allianz SE (Registered)	3,817	732,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	4,300	$404,802
American International Group, Inc.	11,057	304,399
Aon plc, Class A	3,000	618,900
Arthur J Gallagher & Co.	2,300	242,834
Assicurazioni Generali SpA	10,133	142,708
Assurant, Inc.	650	78,851
Aviva plc	35,668	131,158
Baloise Holding AG (Registered)	451	66,342
Chubb Ltd.	5,750	667,690
Cincinnati Financial Corp.	1,900	148,143
CNP Assurances*	1,583	19,783
Dai-ichi Life Holdings, Inc.	9,820	138,593
Direct Line Insurance Group plc	11,747	40,890
Everest Re Group Ltd.	504	99,560
Gjensidige Forsikring ASA	1,892	38,408
Globe Life, Inc.	1,250	99,875
Hannover Rueck SE	556	86,191
Hartford Financial Services Group, Inc. (The)	4,450	164,027
Insurance Australia Group Ltd.	20,860	65,649
Japan Post Holdings Co. Ltd.	14,347	97,860
Japan Post Insurance Co. Ltd.	2,049	32,239
Legal & General Group plc	54,314	131,631
Lincoln National Corp.	2,650	83,024
Loews Corp.	3,450	119,887
Mapfre SA	8,698	13,620
Marsh & McLennan Cos., Inc.	6,300	722,610
Medibank Pvt Ltd.	23,529	42,385
MetLife, Inc.	12,350	459,049
MS&AD Insurance Group Holdings, Inc.	4,072	110,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,337	339,463
NN Group NV	2,858	107,352
Poste Italiane SpA(m)	4,716	41,776
Principal Financial Group, Inc.	3,250	130,878
Progressive Corp. (The)	7,300	691,091
Prudential Financial, Inc.	5,150	327,128
Prudential plc	23,706	338,445
QBE Insurance Group Ltd.	13,274	82,151
RSA Insurance Group plc	8,738	50,831
Sampo OYJ, Class A	4,310	170,512
SCOR SE*	1,477	40,923
Sompo Holdings, Inc.	3,142	108,833
Suncorp Group Ltd.	11,249	68,334
Swiss Life Holding AG (Registered)*	292	110,324
Swiss Re AG	2,756	203,988
T&D Holdings, Inc.	4,853	47,995
Tokio Marine Holdings, Inc.	5,847	256,053
Travelers Cos., Inc. (The)	3,300	357,027
Tryg A/S	1,210	38,137
Unum Group	2,700	45,441
W R Berkley Corp.	1,862	113,861
Willis Towers Watson plc	1,650	344,553
Zurich Insurance Group AG	1,369	475,982

		12,192,096

Total Financials		53,983,477

Health Care (9.3%)
Biotechnology (1.3%)
AbbVie, Inc.	22,301	1,953,345
Alexion Pharmaceuticals, Inc.*	2,800	320,404
Amgen, Inc.	8,016	2,037,347
Argenx SE*	412	105,884
BeiGene Ltd. (ADR)*	362	103,691
Biogen, Inc.*	2,550	723,384
CSL Ltd.	4,155	856,104
Galapagos NV*	395	56,104
Genmab A/S*	612	222,225
Gilead Sciences, Inc.	16,200	1,023,678
Grifols SA(x)	2,717	78,303
Incyte Corp.*	2,182	195,813
PeptiDream, Inc.*	953	44,778
Regeneron Pharmaceuticals, Inc.*	1,309	732,752
Vertex Pharmaceuticals, Inc.*	3,200	870,784

		9,324,596

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	21,998	2,394,042
ABIOMED, Inc.*	598	165,682
Alcon, Inc.*	4,499	255,426
Align Technology, Inc.*	909	297,570
Ambu A/S, Class B	1,494	42,299
Asahi Intecc Co. Ltd.	1,906	59,872
Baxter International, Inc.	6,200	498,604
Becton Dickinson and Co.	3,355	780,641
BioMerieux	379	59,329
Boston Scientific Corp.*	17,300	661,033
Carl Zeiss Meditec AG	417	52,778
Cochlear Ltd.	587	83,434
Coloplast A/S, Class B	1,114	176,177
Cooper Cos., Inc. (The)	619	208,677
Danaher Corp.	7,700	1,658,041
Demant A/S*	973	30,608
Dentsply Sirona, Inc.	2,750	120,258
DexCom, Inc.*	1,185	488,493
DiaSorin SpA	231	46,561
Edwards Lifesciences Corp.*	7,950	634,569
Fisher & Paykel Healthcare Corp. Ltd.	5,370	118,204
GN Store Nord A/S	1,172	88,679
Hologic, Inc.*	3,350	222,675
Hoya Corp.	3,506	395,195
IDEXX Laboratories, Inc.*	1,071	421,021
Intuitive Surgical, Inc.*	1,450	1,028,833
Koninklijke Philips NV*	8,411	396,244
Medtronic plc	16,800	1,745,856
Microport Scientific Corp.(x)	6,665	26,649
Olympus Corp.	10,811	224,406
ResMed, Inc.	1,752	300,345
Sartorius AG (Preference)(q)	326	133,919
Siemens Healthineers AG(m)	2,479	111,316
Smith & Nephew plc	7,986	155,618
Sonova Holding AG (Registered)*	519	131,612
STERIS plc	1,096	193,104
Straumann Holding AG (Registered)	97	97,588
Stryker Corp.	3,900	812,643
Sysmex Corp.	1,586	151,358
Teleflex, Inc.	598	203,571
Terumo Corp.	5,971	237,894
Varian Medical Systems, Inc.*	1,150	197,800
West Pharmaceutical Services, Inc.	960	263,904
Zimmer Biomet Holdings, Inc.	2,550	347,157

		16,719,685

Health Care Providers & Services (1.4%)
Alfresa Holdings Corp.	1,799	39,355
AmerisourceBergen Corp.	1,950	188,994
Anthem, Inc.	3,250	872,917
Cardinal Health, Inc.	3,700	173,715
Centene Corp.*	6,102	355,930
Cigna Corp.	4,790	811,474
CVS Health Corp.	16,187	945,321
DaVita, Inc.*	1,550	132,757
Fresenius Medical Care AG & Co. KGaA	2,007	169,467
Fresenius SE & Co. KGaA	3,878	176,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HCA Healthcare, Inc.	3,350	$417,678
Henry Schein, Inc.*	1,450	85,231
Humana, Inc.	1,750	724,308
Laboratory Corp. of America Holdings*	1,250	235,337
McKesson Corp.	2,450	364,879
Medipal Holdings Corp.	1,723	34,501
NMC Health plc(r)*	907	—
Orpea*	473	53,721
Quest Diagnostics, Inc.	1,700	194,633
Ramsay Health Care Ltd.	1,636	77,607
Ryman Healthcare Ltd.	3,711	34,708
Sonic Healthcare Ltd.(x)	4,063	96,660
Suzuken Co. Ltd.	653	24,889
UnitedHealth Group, Inc.	12,050	3,756,829
Universal Health Services, Inc., Class B	1,050	112,371

		10,079,807

Health Care Technology (0.1%)
Cerner Corp.	4,090	295,666
M3, Inc.	4,024	249,858

		545,524

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	4,000	403,760
Bio-Rad Laboratories, Inc., Class A*	280	144,329
Eurofins Scientific SE*	121	95,788
Illumina, Inc.*	1,850	571,798
IQVIA Holdings, Inc.*	1,976	311,477
Lonza Group AG (Registered)	687	424,071
Mettler-Toledo International, Inc.*	347	335,115
PerkinElmer, Inc.	1,400	175,714
QIAGEN NV*	2,142	111,251
Sartorius Stedim Biotech	253	87,137
Thermo Fisher Scientific, Inc.	5,050	2,229,676
Waters Corp.*	950	185,896

		5,076,012

Pharmaceuticals (3.6%)
Astellas Pharma, Inc.	16,976	252,714
AstraZeneca plc	12,006	1,306,745
Bayer AG (Registered)	8,989	561,819
Bristol-Myers Squibb Co.	29,200	1,760,468
Catalent, Inc.*	2,148	183,998
Chugai Pharmaceutical Co. Ltd.	6,246	280,284
Daiichi Sankyo Co. Ltd.	15,642	480,655
Eisai Co. Ltd.	2,337	213,254
Eli Lilly and Co.	10,937	1,618,895
GlaxoSmithKline plc	45,898	859,756
H Lundbeck A/S	671	22,119
Hikma Pharmaceuticals plc	1,331	44,580
Hisamitsu Pharmaceutical Co., Inc.	529	27,007
Ipsen SA	354	37,139
Johnson & Johnson	33,600	5,002,368
Kyowa Kirin Co. Ltd.	2,471	70,186
Merck & Co., Inc.	32,550	2,700,022
Merck KGaA	1,204	175,811
Mylan NV*	6,450	95,654
Nippon Shinyaku Co. Ltd.	416	34,298
Novartis AG (Registered)	20,478	1,779,564
Novo Nordisk A/S, Class B	16,195	1,124,933
Ono Pharmaceutical Co. Ltd.	3,464	108,749
Orion OYJ, Class B	1,048	47,428
Otsuka Holdings Co. Ltd.	3,664	155,393
Perrigo Co. plc	1,550	71,161
Pfizer, Inc.	70,193	2,576,083
Recordati Industria Chimica e Farmaceutica SpA	1,031	52,748
Roche Holding AG	6,429	2,199,536
Sanofi	10,325	1,035,278
Santen Pharmaceutical Co. Ltd.	3,418	70,086
Shionogi & Co. Ltd.	2,519	134,769
Sumitomo Dainippon Pharma Co. Ltd.(x)	1,479	19,476
Taisho Pharmaceutical Holdings Co. Ltd.	330	21,764
Takeda Pharmaceutical Co. Ltd.	14,423	513,776
Teva Pharmaceutical Industries Ltd. (ADR)*	9,835	88,613
UCB SA	1,155	131,163
Vifor Pharma AG	417	56,765
Zoetis, Inc.	6,000	992,220

		26,907,277

Total Health Care		68,652,901

Industrials (6.6%)
Aerospace & Defense (0.9%)
Airbus SE*	5,390	391,232
BAE Systems plc	28,853	178,470
Boeing Co. (The)	6,650	1,098,979
Dassault Aviation SA*	26	22,069
Elbit Systems Ltd.	245	29,757
General Dynamics Corp.	3,500	484,505
Howmet Aerospace, Inc.	5,366	89,719
Huntington Ingalls Industries, Inc.	527	74,175
L3Harris Technologies, Inc.	2,800	475,552
Leonardo SpA	3,458	20,219
Lockheed Martin Corp.	3,100	1,188,168
MTU Aero Engines AG	492	81,829
Northrop Grumman Corp.	2,200	694,078
Raytheon Technologies Corp.	18,438	1,060,923
Rolls-Royce Holdings plc(x)*	17,667	29,315
Safran SA*	2,932	288,520
Singapore Technologies Engineering Ltd.	13,370	34,073
Teledyne Technologies, Inc.*	480	148,901
Textron, Inc.	3,000	108,270
Thales SA	991	74,205
TransDigm Group, Inc.	600	285,072

		6,858,031

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	1,700	173,723
Deutsche Post AG (Registered)	9,063	413,283
DSV Panalpina A/S	1,936	315,935
Expeditors International of Washington, Inc.	2,150	194,618
FedEx Corp.	3,050	767,136
SG Holdings Co. Ltd.	1,465	76,143
United Parcel Service, Inc., Class B	8,700	1,449,681
Yamato Holdings Co. Ltd.(x)	2,931	77,152

		3,467,671

Airlines (0.1%)
Alaska Air Group, Inc.	1,500	54,945
American Airlines Group, Inc.(x)	5,100	62,679
ANA Holdings, Inc.*	1,133	26,251
Delta Air Lines, Inc.	7,800	238,524
Deutsche Lufthansa AG (Registered)*	2,220	19,135
Japan Airlines Co. Ltd.	1,155	21,682
Qantas Airways Ltd.	6,652	19,381
Singapore Airlines Ltd.	4,666	11,926
Southwest Airlines Co.	6,300	236,250
United Airlines Holdings, Inc.*	2,850	99,038

		789,811

Building Products (0.4%)
A O Smith Corp.	1,792	94,618
AGC, Inc.	1,873	54,854
Allegion plc	1,200	118,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Assa Abloy AB, Class B	9,259	$216,115
Carrier Global Corp.	10,150	309,981
Cie de Saint-Gobain*	4,735	198,803
Daikin Industries Ltd.	2,289	422,070
Fortune Brands Home & Security, Inc.	1,739	150,458
Geberit AG (Registered)	341	202,053
Ingersoll-Rand plc	3,050	369,812
Johnson Controls International plc	11,570	472,634
Kingspan Group plc	1,457	132,519
LIXIL Group Corp.	2,551	51,292
Masco Corp.	3,800	209,494
Nibe Industrier AB, Class B*	2,853	73,533
TOTO Ltd.	1,306	59,922

		3,136,850

Commercial Services & Supplies (0.3%)
Brambles Ltd.	13,710	103,210
Cintas Corp.	1,100	366,113
Copart, Inc.*	2,531	266,160
Dai Nippon Printing Co. Ltd.	2,217	44,906
Park24 Co. Ltd.	952	15,368
Rentokil Initial plc	16,692	114,879
Republic Services, Inc.	2,730	254,845
Rollins, Inc.	1,819	98,572
Secom Co. Ltd.	1,920	175,438
Securitas AB, Class B*	2,972	45,484
Sohgo Security Services Co. Ltd.	740	35,261
Toppan Printing Co. Ltd.(x)	2,548	35,888
Waste Management, Inc.	4,930	557,928

		2,114,052

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,579	58,433
Bouygues SA	2,097	72,700
CIMIC Group Ltd.*	854	11,378
Eiffage SA*	788	64,225
Ferrovial SA	4,499	109,143
HOCHTIEF AG	246	19,150
Jacobs Engineering Group, Inc.	1,470	136,372
JGC Holdings Corp.	2,156	22,394
Kajima Corp.	4,203	50,341
Obayashi Corp.	6,011	54,478
Quanta Services, Inc.	1,800	95,148
Shimizu Corp.	4,747	35,599
Skanska AB, Class B(x)	3,211	67,656
Taisei Corp.	1,824	61,461
Vinci SA	4,715	393,282

		1,251,760

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	16,865	427,443
AMETEK, Inc.	2,900	288,260
Eaton Corp. plc	5,400	550,962
Emerson Electric Co.	7,800	511,446
Fuji Electric Co. Ltd.	1,251	39,526
Legrand SA	2,389	190,723
Melrose Industries plc*	44,240	65,273
Mitsubishi Electric Corp.	16,683	225,234
Nidec Corp.	4,124	383,536
Prysmian SpA	2,207	64,173
Rockwell Automation, Inc.	1,500	331,020
Schneider Electric SE	5,087	631,373
Siemens Gamesa Renewable Energy SA	2,063	55,605
Vestas Wind Systems A/S	1,820	294,488

		4,059,062

Industrial Conglomerates (0.7%)
3M Co.	7,330	1,174,120
CK Hutchison Holdings Ltd.	24,339	147,565
DCC plc	935	72,056
General Electric Co.	108,953	678,777
Honeywell International, Inc.	9,300	1,530,873
Investment AB Latour, Class B	1,355	31,768
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	51,688
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	793	31,474
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	1,300	26,091
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	827	16,384
Keihan Holdings Co. Ltd.	867	35,957
Keppel Corp. Ltd.	12,485	40,952
Roper Technologies, Inc.	1,300	513,643
Siemens AG (Registered)	7,014	886,890
Smiths Group plc	3,592	63,151
Toshiba Corp.	3,539	90,082

		5,391,471

Machinery (1.3%)
Alfa Laval AB*	2,947	65,042
Alstom SA*	1,853	92,256
Amada Co. Ltd.	2,908	27,255
ANDRITZ AG	715	22,027
Atlas Copco AB, Class A	6,195	294,840
Atlas Copco AB, Class B	3,674	153,070
Caterpillar, Inc.	7,400	1,103,710
CNH Industrial NV*	9,305	72,315
Cummins, Inc.	1,850	390,646
Daifuku Co. Ltd.	942	94,812
Deere & Co.	4,050	897,601
Dover Corp.	1,800	195,012
Epiroc AB, Class A	5,862	85,083
Epiroc AB, Class B	3,472	48,289
FANUC Corp.	1,777	340,895
Flowserve Corp.	1,600	43,664
Fortive Corp.	3,650	278,166
GEA Group AG	1,382	48,715
Hino Motors Ltd.	2,283	14,796
Hitachi Construction Machinery Co. Ltd.	1,118	40,487
Hoshizaki Corp.	515	41,071
IDEX Corp.	966	176,208
Illinois Tool Works, Inc.	3,850	743,858
Ingersoll Rand, Inc.*	2,691	95,800
Kawasaki Heavy Industries Ltd.	1,285	17,391
KION Group AG	657	56,424
Knorr-Bremse AG	486	57,409
Komatsu Ltd.	8,009	176,315
Kone OYJ, Class B	3,162	277,978
Kubota Corp.	9,457	169,175
Kurita Water Industries Ltd.	879	29,011
Makita Corp.	2,027	96,682
Minebea Mitsumi, Inc.	3,284	61,960
MISUMI Group, Inc.	2,596	72,557
Mitsubishi Heavy Industries Ltd.	3,020	67,078
Miura Co. Ltd.	803	39,264
Nabtesco Corp.	998	36,363
NGK Insulators Ltd.	2,542	36,269
NSK Ltd.	3,297	25,236
Otis Worldwide Corp.	5,075	316,781
PACCAR, Inc.	4,350	370,968
Parker-Hannifin Corp.	1,650	333,861
Pentair plc	2,000	91,540
Sandvik AB*	10,246	199,870
Schindler Holding AG	372	101,569
Schindler Holding AG (Registered)	197	53,595
SKF AB, Class B	3,514	72,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SMC Corp.	531	$295,532
Snap-on, Inc.	700	102,991
Spirax-Sarco Engineering plc	711	101,087
Stanley Black & Decker, Inc.	1,900	308,180
Sumitomo Heavy Industries Ltd.	998	23,217
Techtronic Industries Co. Ltd.	12,506	164,450
THK Co. Ltd.	1,088	27,297
Volvo AB, Class B*	13,760	264,283
Wartsila OYJ Abp	4,022	31,648
Westinghouse Air Brake Technologies Corp.	585	36,200
Xylem, Inc.	2,250	189,270
Yangzijiang Shipbuilding Holdings Ltd.	21,114	15,396
Yaskawa Electric Corp.	2,302	89,896

		9,774,774

Marine (0.0%)
AP Moller - Maersk A/S, Class A	30	43,820
AP Moller - Maersk A/S, Class B	60	95,125
Kuehne + Nagel International AG (Registered)	495	95,983
Nippon Yusen KK	1,431	24,808

		259,736

Professional Services (0.5%)
Adecco Group AG (Registered)	1,472	77,788
Bureau Veritas SA*	2,700	60,645
Equifax, Inc.	1,520	238,488
Experian plc	8,410	314,709
IHS Markit Ltd.	4,489	352,431
Intertek Group plc	1,522	123,803
Nielsen Holdings plc	4,430	62,817
Nihon M&A Center, Inc.	1,368	78,032
Persol Holdings Co. Ltd.(x)	1,746	28,399
Randstad NV*	1,101	57,450
Recruit Holdings Co. Ltd.	11,638	461,766
RELX plc (London Stock Exchange)	9,246	204,660
RELX plc (Turquoise Stock Exchange)	8,483	189,187
Robert Half International, Inc.	1,520	80,469
SGS SA (Registered)	56	150,101
Teleperformance	548	168,764
Verisk Analytics, Inc.	2,050	379,885
Wolters Kluwer NV	2,498	213,269

		3,242,663

Road & Rail (0.7%)
Aurizon Holdings Ltd.	17,210	52,516
Central Japan Railway Co.	1,331	190,955
CSX Corp.	10,050	780,583
East Japan Railway Co.	2,800	172,530
Hankyu Hanshin Holdings, Inc.	2,179	70,098
JB Hunt Transport Services, Inc.	1,100	139,018
Kansas City Southern	1,250	226,038
Keikyu Corp.	2,012	30,904
Keio Corp.(x)	973	60,168
Keisei Electric Railway Co. Ltd.	1,179	33,331
Kintetsu Group Holdings Co. Ltd.	1,635	69,748
Kyushu Railway Co.	1,365	29,160
MTR Corp. Ltd.	13,824	68,605
Nagoya Railroad Co. Ltd.(x)	1,755	48,090
Nippon Express Co. Ltd.	673	39,177
Norfolk Southern Corp.	3,400	727,566
Odakyu Electric Railway Co. Ltd.	2,738	68,887
Old Dominion Freight Line, Inc.	1,234	223,255
Seibu Holdings, Inc.	1,922	20,675
Tobu Railway Co. Ltd.	1,826	56,401
Tokyu Corp.	4,545	58,991
Union Pacific Corp.	9,250	1,821,048
West Japan Railway Co.(x)	1,554	76,808

		5,064,552

Trading Companies & Distributors (0.3%)
AerCap Holdings NV*	1,265	31,865
Ashtead Group plc	4,225	151,378
Brenntag AG	1,406	89,464
Bunzl plc	3,033	97,855
Fastenal Co.	7,100	320,139
Ferguson plc	2,086	209,886
ITOCHU Corp.(x)	12,385	316,694
Marubeni Corp.	14,243	80,809
Mitsubishi Corp.	12,392	296,459
Mitsui & Co. Ltd.	15,222	261,472
MonotaRO Co. Ltd.	1,242	61,857
Sumitomo Corp.(x)	10,726	128,614
Toyota Tsusho Corp.	1,961	54,766
United Rentals, Inc.*	1,000	174,500
WW Grainger, Inc.	600	214,062

		2,489,820

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	631	87,893
Aeroports de Paris	278	27,681
Atlantia SpA*	4,517	70,834
Auckland International Airport Ltd.	11,118	53,869
Fraport AG Frankfurt Airport Services Worldwide*	410	16,236
Getlink SE*	3,994	54,152
Japan Airport Terminal Co. Ltd.	475	20,957
Kamigumi Co. Ltd.	816	16,066
Sydney Airport	11,256	47,384
Transurban Group	24,689	250,209

		645,281

Total Industrials		48,545,534

Information Technology (15.0%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	655	135,539
Cisco Systems, Inc.	56,300	2,217,657
F5 Networks, Inc.*	740	90,850
Juniper Networks, Inc.	4,300	92,450
Motorola Solutions, Inc.	2,050	321,460
Nokia OYJ*	50,872	199,398
Telefonaktiebolaget LM Ericsson, Class B(x)	26,705	291,983

		3,349,337

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	3,750	406,012
CDW Corp.	1,859	222,206
Corning, Inc.	10,000	324,100
FLIR Systems, Inc.	1,700	60,945
Halma plc	3,612	108,867
Hamamatsu Photonics KK	1,336	67,318
Hexagon AB, Class B*	2,575	194,608
Hirose Electric Co. Ltd.	333	42,874
Hitachi Ltd.	8,865	299,546
Ingenico Group SA*	570	88,199
IPG Photonics Corp.*	453	76,996
Keyence Corp.	1,676	781,087
Keysight Technologies, Inc.*	2,305	227,688
Kyocera Corp.	3,016	172,328
Murata Manufacturing Co. Ltd.	5,275	340,353
Omron Corp.	1,699	132,341
Shimadzu Corp.	2,134	65,101
TDK Corp.	1,214	132,756
TE Connectivity Ltd.	4,300	420,282
Venture Corp. Ltd.	2,400	34,030
Yokogawa Electric Corp.(x)	2,208	35,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zebra Technologies Corp., Class A*	697	$175,965

		4,408,680

IT Services (3.0%)
Accenture plc, Class A	7,970	1,801,140
Adyen NV(m)*	166	305,914
Afterpay Ltd.*	1,954	114,200
Akamai Technologies, Inc.*	2,000	221,080
Amadeus IT Group SA	3,961	219,820
Atos SE*	910	73,304
Automatic Data Processing, Inc.	5,500	767,195
Broadridge Financial Solutions, Inc.	1,474	194,568
Capgemini SE	1,505	192,754
Cognizant Technology Solutions Corp., Class A	7,210	500,518
Computershare Ltd.	4,411	38,728
DXC Technology Co.	3,508	62,618
Edenred	2,317	103,953
Fidelity National Information Services, Inc.	7,822	1,151,477
Fiserv, Inc.*	7,283	750,513
FleetCor Technologies, Inc.*	1,106	263,339
Fujitsu Ltd.	1,829	250,446
Gartner, Inc.*	1,162	145,192
Global Payments, Inc.	3,671	651,896
GMO Payment Gateway, Inc.	415	44,631
International Business Machines Corp.	11,395	1,386,430
Itochu Techno-Solutions Corp.	867	32,996
Jack Henry & Associates, Inc.	993	161,452
Leidos Holdings, Inc.	1,841	164,125
Mastercard, Inc., Class A	11,400	3,855,138
NEC Corp.	2,345	137,267
Nexi SpA(m)*	3,446	69,102
Nomura Research Institute Ltd.	3,043	89,434
NTT Data Corp.	5,808	74,455
Obic Co. Ltd.	643	113,139
Otsuka Corp.	1,043	53,376
Paychex, Inc.	3,980	317,485
PayPal Holdings, Inc.*	14,750	2,906,192
SCSK Corp.	477	26,687
TIS, Inc.	2,048	43,528
VeriSign, Inc.*	1,350	276,547
Visa, Inc., Class A	22,000	4,399,340
Western Union Co. (The)	5,530	118,508
Wix.com Ltd.*	491	125,131
Worldline SA(m)*	1,255	102,907

		22,306,525

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Micro Devices, Inc.*	10,972	899,594
Advantest Corp.	1,905	92,528
Analog Devices, Inc.	4,606	537,704
Applied Materials, Inc.	12,300	731,235
ASM Pacific Technology Ltd.	2,649	27,077
ASML Holding NV	3,895	1,436,221
Broadcom, Inc.	5,209	1,897,743
Disco Corp.	268	65,211
Infineon Technologies AG	11,385	322,045
Intel Corp.	57,150	2,959,227
KLA Corp.	1,900	368,106
Lam Research Corp.	1,950	646,912
Lasertec Corp.	691	57,148
Maxim Integrated Products, Inc.	3,435	232,240
Microchip Technology, Inc.	2,950	303,142
Micron Technology, Inc.*	14,000	657,440
NVIDIA Corp.	7,650	4,140,333
Qorvo, Inc.*	1,550	199,965
QUALCOMM, Inc.	15,187	1,787,206
Renesas Electronics Corp.*	6,977	51,102
Rohm Co. Ltd.	862	66,559
Skyworks Solutions, Inc.	2,200	320,100
STMicroelectronics NV	5,836	178,391
SUMCO Corp.	2,443	34,360
Teradyne, Inc.	2,173	172,667
Texas Instruments, Inc.	12,050	1,720,620
Tokyo Electron Ltd.	1,367	357,784
Xilinx, Inc.	3,150	328,356

		20,591,016

Software (4.7%)
Adobe, Inc.*	6,150	3,016,145
ANSYS, Inc.*	1,043	341,301
Autodesk, Inc.*	2,750	635,277
AVEVA Group plc	589	36,419
Cadence Design Systems, Inc.*	3,534	376,830
Check Point Software Technologies Ltd.*	1,063	127,921
Citrix Systems, Inc.	1,590	218,959
CyberArk Software Ltd.*	378	39,093
Dassault Systemes SE	1,216	226,826
Fortinet, Inc.*	1,786	210,409
Intuit, Inc.	3,270	1,066,707
Microsoft Corp.	96,851	20,370,671
Nemetschek SE	529	38,745
Nice Ltd.*	568	128,703
NortonLifeLock, Inc.	7,980	166,303
Oracle Corp. (London Stock Exchange)	25,300	1,510,410
Oracle Corp. (Tokyo Stock Exchange)	352	38,163
Paycom Software, Inc.*	635	197,676
Sage Group plc (The)	9,800	90,759
salesforce.com, Inc.*	10,899	2,739,137
SAP SE	9,555	1,487,937
ServiceNow, Inc.*	2,411	1,169,335
Synopsys, Inc.*	1,849	395,649
TeamViewer AG*	1,190	58,763
Temenos AG (Registered)	626	84,301
Trend Micro, Inc.	1,221	74,503
Tyler Technologies, Inc.*	520	181,251
WiseTech Global Ltd.	1,304	24,518

		35,052,711

Technology Hardware, Storage & Peripherals (3.4%)
Apple, Inc.	205,881	23,843,079
Brother Industries Ltd.	2,017	32,036
Canon, Inc.	9,242	153,398
FUJIFILM Holdings Corp.	3,360	165,566
Hewlett Packard Enterprise Co.	17,830	167,067
HP, Inc.	19,800	376,002
Logitech International SA (Registered)	1,505	116,462
NetApp, Inc.	3,150	138,096
Ricoh Co. Ltd.	5,960	40,178
Seagate Technology plc	3,250	160,127
Seiko Epson Corp.	2,452	28,187
Western Digital Corp.	3,600	131,580
Xerox Holdings Corp.	2,550	47,863

		25,399,641

Total Information Technology		111,107,910

Materials (2.6%)
Chemicals (1.6%)
Air Liquide SA	4,342	689,003
Air Products and Chemicals, Inc.	2,750	819,115
Air Water, Inc.	1,701	23,011
Akzo Nobel NV	1,827	185,029
Albemarle Corp.	1,314	117,314
Arkema SA	683	72,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Kasei Corp.	10,968	$95,744
BASF SE	8,456	514,922
Celanese Corp.	1,652	177,507
CF Industries Holdings, Inc.	2,850	87,523
Chr Hansen Holding A/S	966	107,361
Clariant AG (Registered)	1,735	34,111
Corteva, Inc.	9,568	275,654
Covestro AG(m)	1,570	77,953
Croda International plc	1,174	94,784
Daicel Corp.	1,987	14,320
Dow, Inc.	9,568	450,174
DuPont de Nemours, Inc.	9,568	530,833
Eastman Chemical Co.	1,750	136,710
Ecolab, Inc.	3,200	639,488
EMS-Chemie Holding AG (Registered)	78	69,987
Evonik Industries AG	1,919	49,716
FMC Corp.	1,650	174,751
FUCHS PETROLUB SE (Preference)(q)	693	35,243
Givaudan SA (Registered)	86	370,662
ICL Group Ltd.	6,007	21,206
International Flavors & Fragrances, Inc.	1,250	153,062
Johnson Matthey plc	1,757	53,132
JSR Corp.	1,904	45,161
Kansai Paint Co. Ltd.	1,576	39,145
Koninklijke DSM NV	1,577	259,883
Kuraray Co. Ltd.	2,704	26,261
LANXESS AG	782	44,880
Linde plc	6,904	1,644,050
LyondellBasell Industries NV, Class A	3,950	278,436
Mitsubishi Chemical Holdings Corp.(x)	11,160	64,434
Mitsubishi Gas Chemical Co., Inc.	1,541	28,589
Mitsui Chemicals, Inc.	1,771	42,842
Mosaic Co. (The)	4,400	80,388
Nippon Paint Holdings Co. Ltd.	1,396	143,662
Nippon Sanso Holdings Corp.	1,291	19,956
Nissan Chemical Corp.	1,141	60,865
Nitto Denko Corp.(x)	1,474	96,097
Novozymes A/S, Class B	2,033	127,874
Orica Ltd.	3,568	39,536
PPG Industries, Inc.	3,000	366,240
Sherwin-Williams Co. (The)	1,050	731,577
Shin-Etsu Chemical Co. Ltd.	3,241	423,022
Showa Denko KK	1,200	21,995
Sika AG (Registered)	1,298	318,880
Solvay SA	715	61,486
Sumitomo Chemical Co. Ltd.	12,600	41,721
Symrise AG	1,216	168,224
Teijin Ltd.	1,635	25,350
Toray Industries, Inc.	11,937	54,586
Tosoh Corp.	2,213	35,982
Umicore SA(x)	1,877	78,155
Yara International ASA	1,637	63,031

		11,503,082

Construction Materials (0.1%)
CRH plc	7,163	258,664
HeidelbergCement AG	1,395	85,571
James Hardie Industries plc (CHDI)	4,163	99,157
LafargeHolcim Ltd. (Registered)*	4,444	202,573
Martin Marietta Materials, Inc.	800	188,288
Taiheiyo Cement Corp.	1,180	30,116
Vulcan Materials Co.	1,650	223,641

		1,088,010

Containers & Packaging (0.2%)
Amcor plc	20,738	229,155
Avery Dennison Corp.	1,100	140,624
Ball Corp.	4,250	353,260
International Paper Co.	5,050	204,727
Packaging Corp. of America	1,149	125,298
Sealed Air Corp.	1,950	75,680
Smurfit Kappa Group plc	2,142	84,051
Westrock Co.	3,150	109,431

		1,322,226

Metals & Mining (0.6%)
Anglo American plc	11,238	271,382
Antofagasta plc	3,369	44,419
ArcelorMittal SA*	6,663	88,858
BHP Group Ltd.	27,047	695,995
BHP Group plc	19,293	411,304
BlueScope Steel Ltd.	4,109	37,510
Boliden AB	2,477	73,646
Evolution Mining Ltd.	14,814	61,502
Evraz plc	4,560	20,332
Fortescue Metals Group Ltd.	15,494	181,370
Freeport-McMoRan, Inc.	18,150	283,866
Glencore plc*	91,434	189,425
Hitachi Metals Ltd.	1,990	30,591
JFE Holdings, Inc.	4,445	31,088
Maruichi Steel Tube Ltd.	583	14,581
Mitsubishi Materials Corp.	983	19,407
Newcrest Mining Ltd.	7,392	166,609
Newmont Corp.	10,360	657,342
Nippon Steel Corp.*	7,291	68,864
Norsk Hydro ASA*	11,490	31,627
Northern Star Resources Ltd.	6,771	66,580
Nucor Corp.	3,900	174,954
Rio Tinto Ltd.	3,437	232,698
Rio Tinto plc	10,290	620,879
South32 Ltd.	44,331	65,002
Sumitomo Metal Mining Co. Ltd.	2,112	65,379
thyssenkrupp AG*	3,539	17,887
voestalpine AG	1,076	28,288

		4,651,385

Paper & Forest Products (0.1%)
Mondi plc	4,422	93,063
Oji Holdings Corp.(x)	7,367	33,809
Stora Enso OYJ, Class R	5,416	84,872
Svenska Cellulosa AB SCA, Class B(x)*	5,543	75,981
UPM-Kymmene OYJ	4,893	148,924

		436,649

Total Materials		19,001,352

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,353	216,480
American Tower Corp. (REIT)	5,550	1,341,601
Apartment Investment and Management Co. (REIT), Class A	1,950	65,754
Ascendas REIT (REIT)	28,080	67,037
AvalonBay Communities, Inc. (REIT)	1,750	261,345
Boston Properties, Inc. (REIT)	1,950	156,585
British Land Co. plc (The) (REIT)	7,446	32,372
CapitaLand Commercial Trust (REIT)	23,015	27,861
CapitaLand Mall Trust (REIT)	21,435	30,520
Covivio (REIT)	457	32,258
Crown Castle International Corp. (REIT)	5,200	865,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Daiwa House REIT Investment Corp. (REIT)	19	$48,654
Dexus (REIT)	9,853	62,881
Digital Realty Trust, Inc. (REIT)	3,406	499,865
Duke Realty Corp. (REIT)	4,487	165,570
Equinix, Inc. (REIT)	1,000	760,130
Equity Residential (REIT)	4,600	236,118
Essex Property Trust, Inc. (REIT)	850	170,671
Extra Space Storage, Inc. (REIT)	1,600	171,184
Federal Realty Investment Trust (REIT)	950	69,768
Gecina SA (REIT)	418	55,301
GLP J-REIT (REIT)	34	52,487
Goodman Group (REIT)	14,735	189,640
GPT Group (The) (REIT)	17,738	49,710
Healthpeak Properties, Inc. (REIT)	5,950	161,543
Host Hotels & Resorts, Inc. (REIT)	9,250	99,808
Icade (REIT)	296	16,615
Iron Mountain, Inc. (REIT)	3,560	95,372
Japan Prime Realty Investment Corp. (REIT)	8	24,843
Japan Real Estate Investment Corp. (REIT)	13	66,467
Japan Retail Fund Investment Corp. (REIT)	26	40,262
Kimco Realty Corp. (REIT)	5,250	59,115
Klepierre SA (REIT)(x)	1,880	26,375
Land Securities Group plc (REIT)	6,334	42,650
Link REIT (REIT)	18,890	154,414
Mapletree Commercial Trust (REIT)	18,300	26,189
Mapletree Logistics Trust (REIT)	24,300	36,503
Mid-America Apartment Communities, Inc. (REIT)	1,432	166,040
Mirvac Group (REIT)	35,823	56,105
Nippon Building Fund, Inc. (REIT)	12	68,125
Nippon Prologis REIT, Inc. (REIT)	21	70,908
Nomura Real Estate Master Fund, Inc. (REIT)	40	50,290
Orix JREIT, Inc. (REIT)	24	37,024
Prologis, Inc. (REIT)	9,550	960,921
Public Storage (REIT)	1,900	423,168
Realty Income Corp. (REIT)	3,700	224,775
Regency Centers Corp. (REIT)	2,119	80,564
SBA Communications Corp. (REIT)	1,450	461,796
Scentre Group (REIT)	44,915	71,069
Segro plc (REIT)	9,789	117,674
Simon Property Group, Inc. (REIT)	3,900	252,252
SL Green Realty Corp. (REIT)	1,050	48,689
Stockland (REIT)	20,799	56,498
Suntec REIT (REIT)	14,191	15,191
UDR, Inc. (REIT)	3,450	112,505
Unibail-Rodamco-Westfield (REIT)(x)	1,282	47,304
United Urban Investment Corp. (REIT)	32	35,688
Ventas, Inc. (REIT)	4,450	186,722
Vicinity Centres (REIT)	28,115	27,782
Vornado Realty Trust (REIT)	2,150	72,477
Welltower, Inc. (REIT)	4,700	258,923
Weyerhaeuser Co. (REIT)	9,350	266,662

		10,648,900

Real Estate Management & Development (0.3%)
Aeon Mall Co. Ltd.	823	11,569
Aroundtown SA*	10,542	52,989
Azrieli Group Ltd.	414	18,446
CapitaLand Ltd.	21,942	43,842
CBRE Group, Inc., Class A*	3,950	185,531
City Developments Ltd.	3,206	18,031
CK Asset Holdings Ltd.	22,916	111,809
Daito Trust Construction Co. Ltd.	589	52,222
Daiwa House Industry Co. Ltd.	5,135	131,936
Deutsche Wohnen SE	3,127	156,465
Hang Lung Properties Ltd.	17,369	44,292
Henderson Land Development Co. Ltd.	12,485	46,059
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	25,563
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	3,243	12,078
Hulic Co. Ltd.	2,761	25,897
Kerry Properties Ltd.	4,971	12,702
LEG Immobilien AG	632	90,219
Lendlease Corp. Ltd.	6,051	47,928
Mitsubishi Estate Co. Ltd.	10,887	164,547
Mitsui Fudosan Co. Ltd.	8,512	148,260
New World Development Co. Ltd.	13,819	67,275
Nomura Real Estate Holdings, Inc.	1,126	21,417
Pacific Century Premium Developments Ltd.*	3,358	883
Sino Land Co. Ltd.	27,000	31,422
Sumitomo Realty & Development Co. Ltd.	2,827	83,637
Sun Hung Kai Properties Ltd.	11,939	153,057
Swire Pacific Ltd., Class A	4,257	20,642
Swire Properties Ltd.	9,996	26,412
Swiss Prime Site AG (Registered)	728	66,075
Tokyu Fudosan Holdings Corp.	5,361	23,080
UOL Group Ltd.	4,185	20,498
Vonovia SE	4,783	328,681
Wharf Real Estate Investment Co. Ltd.	15,212	62,272

		2,305,736

Total Real Estate		12,954,636

Utilities (2.0%)
Electric Utilities (1.2%)
Alliant Energy Corp.	2,942	151,954
American Electric Power Co., Inc.	6,150	502,639
AusNet Services	12,928	17,499
Chubu Electric Power Co., Inc.	5,860	71,277
Chugoku Electric Power Co., Inc. (The)(x)	2,820	35,306
CK Infrastructure Holdings Ltd.	5,668	26,525
CLP Holdings Ltd.	15,065	140,425
Duke Energy Corp.	8,900	788,184
Edison International	4,050	205,902
EDP - Energias de Portugal SA	25,410	124,892
Electricite de France SA	5,603	59,275
Elia Group SA/NV	283	28,256
Endesa SA	2,955	79,031
Enel SpA	74,087	643,309
Entergy Corp.	2,250	221,693
Evergy, Inc.	3,270	166,181
Eversource Energy	3,950	330,023
Exelon Corp.	12,100	432,696
FirstEnergy Corp.	6,050	173,696
Fortum OYJ	4,008	81,122
HK Electric Investments & HK Electric Investments Ltd.(m)	19,376	20,012
Iberdrola SA	54,350	668,931
Kansai Electric Power Co., Inc. (The)	6,346	61,515
Kyushu Electric Power Co., Inc.	3,207	29,129
Mercury NZ Ltd.	6,202	20,927
NextEra Energy, Inc.	6,000	1,665,360
NRG Energy, Inc.	3,600	110,664
Orsted A/S(m)	1,762	243,041
Pinnacle West Capital Corp.	1,400	104,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Power Assets Holdings Ltd.	11,892	$62,545
PPL Corp.	9,000	244,890
Red Electrica Corp. SA	3,939	73,909
Siemens Energy AG*	3,507	94,571
Southern Co. (The)	12,850	696,727
SSE plc	9,338	145,380
Terna Rete Elettrica Nazionale SpA	12,812	89,764
Tohoku Electric Power Co., Inc.	3,867	38,749
Tokyo Electric Power Co. Holdings, Inc.*	12,334	33,910
Verbund AG	705	38,490
Xcel Energy, Inc.	6,400	441,664

		9,164,433

Gas Utilities (0.1%)
APA Group	10,284	76,255
Atmos Energy Corp.	1,465	140,039
Enagas SA	2,346	54,049
Hong Kong & China Gas Co. Ltd.	94,404	135,664
Naturgy Energy Group SA	2,710	54,339
Osaka Gas Co. Ltd.	3,467	67,547
Snam SpA	18,472	94,979
Toho Gas Co. Ltd.	714	35,397
Tokyo Gas Co. Ltd.	3,513	80,260

		738,529

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	8,250	149,407
Electric Power Development Co. Ltd.	1,271	19,614
Meridian Energy Ltd.	11,567	37,731
Uniper SE	1,894	61,195

		267,947

Multi-Utilities (0.6%)
AGL Energy Ltd.	5,973	58,373
Ameren Corp.	3,050	241,194
CenterPoint Energy, Inc.	6,250	120,937
CMS Energy Corp.	3,550	218,005
Consolidated Edison, Inc.	3,900	303,420
Dominion Energy, Inc.	9,569	755,281
DTE Energy Co.	2,300	264,592
E.ON SE	20,444	225,879
Engie SA*	16,630	222,268
National Grid plc	32,148	370,079
NiSource, Inc.	4,550	100,100
Public Service Enterprise Group, Inc.	6,300	345,933
RWE AG	5,318	199,379
Sempra Energy	3,450	408,342
Suez SA	3,085	57,111
Veolia Environnement SA	4,901	105,695
WEC Energy Group, Inc.	3,950	382,755

		4,379,343

Water Utilities (0.1%)
American Water Works Co., Inc.	2,250	325,980
Severn Trent plc	2,224	69,928
United Utilities Group plc	6,322	69,909

		465,817

Total Utilities		15,016,069

Total Common Stocks (65.0%) (Cost $373,287,943)		481,451,767

EXCHANGE TRADED FUNDS (ETF):
Equity (6.9%)
iShares Russell 2000 ETF(x)	170,374	25,520,322
SPDR S&P MidCap 400 ETF Trust(x)	76,034	25,762,600

Total Exchange Traded Funds (6.9%) (Cost $50,421,096)		51,282,922

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (0.6%)
FHLB
2.500%, 2/13/24	$140,000	$150,625
3.250%, 11/16/28	350,000	419,801
FHLMC
2.375%, 1/13/22	1,380,000	1,419,100
2.750%, 6/19/23	701,000	748,731
FNMA
2.875%, 10/30/20	352,000	352,786
2.875%, 9/12/23	799,000	860,859
1.875%, 9/24/26	612,000	661,505

Total U.S. Government Agency Securities		4,613,407

U.S. Treasury Obligations (10.1%)
U.S. Treasury Bonds
8.000%, 11/15/21	1,180,000	1,283,915
6.125%, 11/15/27	238,000	332,821
U.S. Treasury Notes
1.375%, 5/31/21	396,800	400,098
1.250%, 10/31/21#	2,923,500	2,958,705
1.875%, 11/30/21	3,500,000	3,570,811
0.125%, 7/31/22	4,005,800	4,005,501
1.875%, 7/31/22#	1,055,000	1,088,599
2.000%, 7/31/22	2,453,000	2,536,643
1.875%, 8/31/22	605,500	625,622
1.875%, 10/31/22	748,000	774,996
1.625%, 11/15/22	2,361,000	2,435,426
2.000%, 11/30/22	898,000	934,132
2.125%, 12/31/22	895,000	934,921
2.000%, 2/15/23	751,000	784,013
1.750%, 5/15/23	2,762,000	2,878,272
1.625%, 5/31/23	157,000	163,183
1.375%, 8/31/23	786,000	813,954
1.375%, 9/30/23	284,400	294,753
2.750%, 11/15/23	485,600	524,690
2.125%, 11/30/23#	997,000	1,058,588
2.250%, 12/31/23#	3,466,000	3,699,372
2.500%, 1/31/24	466,100	502,114
2.125%, 3/31/24	775,000	827,473
2.250%, 4/30/24	620,000	665,657
2.000%, 5/31/24	1,575,000	1,678,949
1.750%, 7/31/24	158,000	167,344
2.375%, 8/15/24#	2,585,000	2,801,529
2.250%, 11/15/24	3,349,000	3,627,045
1.500%, 11/30/24	483,000	508,570
2.000%, 2/15/25#	5,610,500	6,040,504
0.500%, 3/31/25	1,462,000	1,478,967
2.125%, 5/15/25	2,135,000	2,318,617
0.250%, 7/31/25	2,746,700	2,744,678
0.250%, 8/31/25	818,000	817,365
2.250%, 11/15/25	877,000	964,227
1.625%, 2/15/26	2,980,000	3,188,423
2.000%, 11/15/26	725,000	796,025
2.250%, 2/15/27	404,000	451,042
2.375%, 5/15/27	1,502,800	1,694,497
2.250%, 8/15/27#	1,152,500	1,293,110
2.250%, 11/15/27	769,000	864,890
2.750%, 2/15/28	502,000	584,182
2.875%, 5/15/28	560,000	659,199
3.125%, 11/15/28	547,900	660,227
2.625%, 2/15/29	748,100	874,359
2.375%, 5/15/29	1,989,300	2,290,222
1.625%, 8/15/29	1,015,000	1,105,436
1.750%, 11/15/29	902,800	994,463
1.500%, 2/15/30	624,900	674,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.625%, 5/15/30	$1,214,800	$1,211,432
0.625%, 8/15/30	249,000	247,764

Total U.S. Treasury Obligations		74,831,835

Total Long-Term Debt Securities (10.7%) (Cost $74,740,383)		79,445,242

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (7.3%)
JPMorgan Prime Money Market Fund, IM Shares	53,601,654	53,639,175

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,600,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,632,002.(xx)	$1,600,000	1,600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,473,891, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,503,366.(xx)	1,473,889	1,473,889
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $4,000,023, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $4,434,681.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $15,000,083, collateralized by various Common Stocks; total market value $16,669,347.(xx)	15,000,000	15,000,000

Total Repurchase Agreements		22,073,889

U.S. Treasury Obligations (7.6%)
U.S. Treasury Bills
0.10%, 11/27/20(p)	6,000,000	5,999,074
0.09%, 12/22/20(p)	50,608,000	50,597,221

Total U.S. Treasury Obligations		56,596,295

Total Short-Term Investments (17.9%) (Cost $132,285,972)		132,309,359

Total Investments in Securities (100.5%) (Cost $630,735,394)		744,489,290
Other Assets Less Liabilities (-0.5%)		(4,064,760)

Net Assets (100%)		$740,424,530

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,705,434.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $2,105,201 or 0.3% of net assets.

(p)	Yield to maturity.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $33,183,963. This was collateralized by $11,914,478 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.875%, maturing 10/8/20 - 2/15/50 and by cash of $22,073,889 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.1
Denmark	0.4
Finland	0.2
France	1.7
Germany	1.6
Hong Kong	0.5
Ireland	0.1
Israel	0.1
Italy	0.3
Japan	4.4
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	0.7
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.0	#
Spain	0.4
Sweden	0.5
Switzerland	1.8
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	83.5
Cash and Other	(0.5)

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
FTSE 100 Index	47	12/2020	GBP	3,542,662	(45,333)
MSCI EAFE E-Mini Index	13	12/2020	USD	1,204,580	(33,127)
TOPIX Index	46	12/2020	JPY	7,089,840	(3,828)
U.S. Treasury 10 Year Note	708	12/2020	USD	98,788,125	120,262

					37,974

Short Contracts
EURO STOXX 50 Index	(77)	12/2020	EUR	(2,883,500)	(33,493)
S&P 500 E-Mini Index	(577)	12/2020	USD	(96,705,200)	(1,287,096)
SPI 200 Index	(41)	12/2020	AUD	(4,259,574)	18,356

					(1,302,233)

					(1,264,259)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,640,421	USD	2,607,102	JPMorgan Chase Bank	12/11/2020	847
JPY	299,579,000	USD	2,816,349	Citibank NA	12/11/2020	26,871
JPY	198,070,818	USD	1,872,201	HSBC Bank plc	12/11/2020	7,634
USD	5,481,302	AUD	7,597,000	BNP Paribas	12/11/2020	38,913
USD	4,534,985	CHF	4,102,660	Bank of America	12/11/2020	71,138
USD	1,485,997	CHF	1,353,000	Citibank NA	12/11/2020	13,883
USD	5,556,706	EUR	4,695,630	JPMorgan Chase Bank	12/11/2020	42,533
USD	963,318	GBP	735,821	Barclays Bank plc	12/11/2020	13,440
USD	1,046,385	GBP	805,000	Citibank NA	12/11/2020	7,202
USD	4,882,685	GBP	3,772,706	Morgan Stanley	12/11/2020	12,461
USD	1,030,956	NOK	9,580,000	Credit Suisse	12/11/2020	3,712
USD	9,897,134	NZD	14,880,302	JPMorgan Chase Bank	12/11/2020	53,666

Total unrealized appreciation						292,300

AUD	5,279,000	USD	3,844,477	BNP Paribas	12/11/2020	(62,671)
AUD	1,130,000	USD	817,863	Morgan Stanley	12/11/2020	(8,347)
EUR	1,151,000	USD	1,356,158	Citibank NA	12/11/2020	(4,515)
JPY	491,134,000	USD	4,693,493	Morgan Stanley	12/11/2020	(32,278)
NOK	9,580,000	USD	1,063,767	Morgan Stanley	12/11/2020	(36,523)
NZD	9,955,000	USD	6,649,462	JPMorgan Chase Bank	12/11/2020	(64,131)
NZD	4,925,302	USD	3,315,418	Natwest Markets plc	12/11/2020	(57,281)
SEK	120,669,597	USD	13,761,909	BNP Paribas	12/11/2020	(276,392)
SEK	37,920,403	USD	4,341,234	Credit Suisse	12/11/2020	(103,413)
SEK	30,114,014	USD	3,457,996	HSBC Bank plc	12/11/2020	(92,583)

Total unrealized depreciation						(738,134)

Net unrealized depreciation						(445,834)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Common Stocks
Communication Services	$38,340,776	$6,870,789	$—		$45,211,565
Consumer Discretionary	41,787,338	14,878,968	—		56,666,306
Consumer Staples	24,747,805	14,860,977	—		39,608,782
Energy	7,244,296	3,458,939	—		10,703,235
Financials	35,503,576	18,479,901	—		53,983,477
Health Care	50,721,004	17,931,897	—	(b)	68,652,901
Industrials	29,740,641	18,804,893	—		48,545,534
Information Technology	100,521,512	10,586,398	—		111,107,910
Materials	9,536,449	9,464,903	—		19,001,352
Real Estate	9,123,297	3,831,339	—		12,954,636
Utilities	9,992,628	5,023,441	—		15,016,069
Exchange Traded Funds	51,282,922	—	—		51,282,922
Forward Currency Contracts	—	292,300	—		292,300
Futures	138,618	—	—		138,618
Short-Term Investments
Investment Company	53,639,175	—	—		53,639,175
Repurchase Agreements	—	22,073,889	—		22,073,889
U.S. Treasury Obligations	—	56,596,295	—		56,596,295
U.S. Government Agency Securities	—	4,613,407	—		4,613,407
U.S. Treasury Obligations	—	74,831,835	—		74,831,835

Total Assets	$462,320,037	$282,600,171	$—		$744,920,208

Liabilities:
Forward Currency Contracts	$—	$(738,134)	$—		$(738,134)
Futures	(1,402,877)	—	—		(1,402,877)

Total Liabilities	$(1,402,877)	$(738,134)	$—		$(2,141,011)

Total	$460,917,160	$281,862,037	$—		$742,779,197

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,266,314
Aggregate gross unrealized depreciation	(48,772,201)

Net unrealized appreciation	$113,494,113

Federal income tax cost of investments in securities and derivative instruments, if applicable	$629,285,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (1.0%)
Altice Europe NV, Class A*	25,259	$120,973
AT&T, Inc.	160,563	4,577,651
BT Group plc	360,722	458,412
Cellnex Telecom SA(m)	12,823	779,328
CenturyLink, Inc.	21,492	216,854
Deutsche Telekom AG (Registered)	135,180	2,264,567
Elisa OYJ	5,769	340,037
HKT Trust & HKT Ltd.	153,168	202,927
Iliad SA	600	110,381
Infrastrutture Wireless Italiane SpA(m)	9,733	107,927
Koninklijke KPN NV	144,890	340,690
Nippon Telegraph & Telephone Corp.	52,180	1,067,553
Orange SA	80,914	841,954
PCCW Ltd.	171,776	102,663
Proximus SADP	6,169	112,612
Singapore Telecommunications Ltd.	330,323	514,616
Spark New Zealand Ltd.	74,506	232,361
Swisscom AG (Registered)	1,050	556,974
Telecom Italia SpA (Aquis Stock Exchange)	244,475	99,035
Telecom Italia SpA (Turquoise Stock Exchange)	339,134	135,704
Telefonica Deutschland Holding AG	42,231	108,321
Telefonica SA(x)	197,419	677,117
Telenor ASA	29,251	490,101
Telia Co. AB	102,438	421,263
Telstra Corp. Ltd.	168,828	336,788
TPG Telecom Ltd.*	15,052	79,803
United Internet AG (Registered)	4,157	159,070
Verizon Communications, Inc.	90,825	5,403,179

		20,858,861

Entertainment (0.8%)
Activision Blizzard, Inc.	16,824	1,361,903
Bollore SA	35,790	133,589
Electronic Arts, Inc.*	6,415	836,580
Konami Holdings Corp.(x)	3,774	163,586
Live Nation Entertainment, Inc.*	3,056	164,657
Netflix, Inc.*	9,646	4,823,289
Nexon Co. Ltd.	19,646	487,905
Nintendo Co. Ltd.	4,528	2,574,079
Square Enix Holdings Co. Ltd.	3,718	247,196
Take-Two Interactive Software, Inc.*	2,439	402,972
Toho Co. Ltd.	4,488	184,992
Ubisoft Entertainment SA*	3,670	331,655
Vivendi SA	33,630	937,342
Walt Disney Co. (The)	39,553	4,907,736

		17,557,481

Interactive Media & Services (1.6%)
Adevinta ASA*	9,810	168,240
Alphabet, Inc., Class A*	6,604	9,678,822
Alphabet, Inc., Class C*	6,628	9,740,509
Auto Trader Group plc(m)	39,182	283,423
Facebook, Inc., Class A*	52,936	13,863,938
Kakaku.com, Inc.	5,409	142,998
LINE Corp.(x)*	2,437	124,136
REA Group Ltd.	2,137	168,853
Scout24 AG(m)	4,364	380,905
SEEK Ltd.	13,564	207,495
Twitter, Inc.*	17,019	757,346
Z Holdings Corp.	107,573	718,712

		36,235,377

Media (0.5%)
Charter Communications, Inc., Class A*	3,470	2,166,460
Comcast Corp., Class A	99,704	4,612,307
CyberAgent, Inc.	4,092	253,068
Dentsu Group, Inc.	8,751	258,566
Discovery, Inc., Class A(x)*	3,455	75,215
Discovery, Inc., Class C*	7,353	144,119
DISH Network Corp., Class A*	5,568	161,639
Fox Corp., Class A	7,743	215,488
Fox Corp., Class B	3,560	99,573
Hakuhodo DY Holdings, Inc.	9,446	122,068
Informa plc	60,922	295,382
Interpublic Group of Cos., Inc. (The)	8,435	140,611
JCDecaux SA*	3,452	59,814
News Corp., Class A	8,536	119,675
News Corp., Class B	2,620	36,627
Omnicom Group, Inc.	4,730	234,135
Pearson plc	31,137	220,211
Publicis Groupe SA	8,776	284,400
Schibsted ASA, Class B*	3,975	158,817
SES SA (FDR)	15,552	110,025
Telenet Group Holding NV	1,858	72,023
ViacomCBS, Inc.(x)	11,865	332,339
WPP plc	50,186	391,940

		10,564,502

Wireless Telecommunication Services (0.5%)
KDDI Corp.(x)	66,870	1,691,540
NTT DOCOMO, Inc.(x)	47,274	1,753,134
SoftBank Corp.(x)	117,887	1,320,908
SoftBank Group Corp.	63,512	3,921,692
Tele2 AB, Class B(x)	20,254	285,973
T-Mobile US, Inc.*	13,137	1,502,347
Vodafone Group plc	1,085,786	1,440,492

		11,916,086

Total Communication Services		97,132,307

Consumer Discretionary (6.3%)
Auto Components (0.3%)
Aisin Seiki Co. Ltd.	6,557	209,648
Aptiv plc	5,583	511,849
BorgWarner, Inc.	4,460	172,780
Bridgestone Corp.	21,707	685,653
Cie Generale des Etablissements Michelin SCA	6,882	736,407
Continental AG	4,462	483,704
Denso Corp.(x)	17,533	767,991
Faurecia SE*	3,079	132,964
JTEKT Corp.(x)	8,333	65,306
Koito Manufacturing Co. Ltd.	4,228	215,545
NGK Spark Plug Co. Ltd.	6,339	110,588
Pirelli & C SpA(m)*	16,223	69,486
Stanley Electric Co. Ltd.	5,204	149,335
Sumitomo Electric Industries Ltd.	30,515	342,892
Sumitomo Rubber Industries Ltd.	6,917	64,163
Toyoda Gosei Co. Ltd.(x)	2,629	60,257
Toyota Industries Corp.	5,932	375,095
Valeo SA	9,287	283,841
Yokohama Rubber Co. Ltd. (The)	4,801	68,332

		5,505,836

Automobiles (0.8%)
Bayerische Motoren Werke AG	13,428	975,009
Bayerische Motoren Werke AG (Preference)(q)	2,306	126,351
Daimler AG (Registered)	34,712	1,871,687
Ferrari NV	5,113	935,911
Fiat Chrysler Automobiles NV*	44,502	544,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ford Motor Co.	85,590	$570,029
General Motors Co.	27,550	815,204
Honda Motor Co. Ltd.	66,058	1,558,574
Isuzu Motors Ltd.	22,311	195,458
Mazda Motor Corp.	23,005	134,520
Mitsubishi Motors Corp.	27,132	59,890
Nissan Motor Co. Ltd.	94,119	334,515
Peugeot SA*	23,853	430,078
Porsche Automobil Holding SE (Preference)(q)*	6,210	370,766
Renault SA*	7,796	201,232
Subaru Corp.	24,895	483,277
Suzuki Motor Corp.	14,900	638,190
Toyota Motor Corp.	86,010	5,688,663
Volkswagen AG	1,317	230,228
Volkswagen AG (Preference)(q)	7,527	1,211,384
Yamaha Motor Co. Ltd.	11,328	164,716

		17,540,491

Distributors (0.0%)
Genuine Parts Co.	3,135	298,358
Jardine Cycle & Carriage Ltd.	3,997	53,017
LKQ Corp.*	6,696	185,680

		537,055

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	2,903	74,539

Hotels, Restaurants & Leisure (0.8%)
Accor SA*	7,684	214,918
Aristocrat Leisure Ltd.	23,308	502,651
Carnival Corp.	10,155	154,153
Chipotle Mexican Grill, Inc.*	611	759,907
Compass Group plc	72,344	1,085,968
Crown Resorts Ltd.	15,105	95,396
Darden Restaurants, Inc.	2,665	268,472
Domino’s Pizza, Inc.	858	364,890
Evolution Gaming Group AB(m)	5,157	340,878
Flutter Entertainment plc	5,568	882,275
Galaxy Entertainment Group Ltd.	87,644	593,207
Genting Singapore Ltd.	244,650	120,198
GVC Holdings plc	23,634	297,471
Hilton Worldwide Holdings, Inc.	6,130	523,012
InterContinental Hotels Group plc	7,014	368,242
La Francaise des Jeux SAEM(m)	3,485	127,995
Las Vegas Sands Corp.	7,413	345,891
Marriott International, Inc., Class A	5,930	548,999
McDonald’s Corp.	16,545	3,631,462
McDonald’s Holdings Co. Japan Ltd.(x)	2,689	130,808
Melco Resorts & Entertainment Ltd. (ADR)	8,861	147,536
MGM Resorts International	11,270	245,122
Norwegian Cruise Line Holdings Ltd.(x)*	4,603	78,757
Oriental Land Co. Ltd.	8,093	1,133,770
Royal Caribbean Cruises Ltd.	3,766	243,773
Sands China Ltd.	98,153	381,942
SJM Holdings Ltd.	80,205	94,720
Sodexo SA	3,588	255,512
Starbucks Corp.	25,893	2,224,727
Tabcorp Holdings Ltd.	89,608	215,048
Whitbread plc	8,112	221,258
Wynn Macau Ltd.*	63,077	100,972
Wynn Resorts Ltd.	2,095	150,442
Yum! Brands, Inc.	6,580	600,754

		17,451,126

Household Durables (0.5%)
Barratt Developments plc	41,299	252,516
Berkeley Group Holdings plc	5,106	277,787
Casio Computer Co. Ltd.(x)	7,859	126,890
DR Horton, Inc.	7,335	554,746
Electrolux AB(x)	9,147	213,199
Garmin Ltd.	3,130	296,912
Husqvarna AB, Class B	16,948	186,612
Iida Group Holdings Co. Ltd.	5,956	120,420
Leggett & Platt, Inc.	2,855	117,540
Lennar Corp., Class A	6,125	500,290
Mohawk Industries, Inc.*	1,300	126,867
Newell Brands, Inc.	8,347	143,235
Nikon Corp.(x)	12,175	82,261
NVR, Inc.*	164	669,632
Panasonic Corp.	89,521	758,317
Persimmon plc	12,935	410,834
PulteGroup, Inc.	5,585	258,530
Rinnai Corp.	1,457	142,346
SEB SA	918	149,324
Sekisui Chemical Co. Ltd.	14,701	235,005
Sekisui House Ltd.	25,149	444,779
Sharp Corp.	8,616	106,748
Sony Corp.	51,552	3,942,950
Taylor Wimpey plc	133,173	185,311
Whirlpool Corp.	1,365	251,010

		10,554,061

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	9,520	29,975,909
Booking Holdings, Inc.*	979	1,674,756
Delivery Hero SE(m)*	5,192	597,237
eBay, Inc.	16,735	871,893
Etsy, Inc.*	2,668	324,509
Expedia Group, Inc.	3,027	277,546
Just Eat Takeaway.com NV(m)(x)*	4,922	551,204
Mercari, Inc.*	3,377	156,039
Ocado Group plc*	18,746	662,482
Prosus NV*	19,767	1,822,874
Rakuten, Inc.	34,824	376,188
Zalando SE(m)*	6,153	575,931
ZOZO, Inc.(x)	4,412	123,053

		37,989,621

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,083	590,457
Hasbro, Inc.	2,725	225,412
Sega Sammy Holdings, Inc.	7,001	85,154
Shimano, Inc.	3,001	590,847
Yamaha Corp.(x)	5,412	259,051

		1,750,921

Multiline Retail (0.3%)
Dollar General Corp.	5,610	1,175,968
Dollar Tree, Inc.*	5,144	469,853
Isetan Mitsukoshi Holdings Ltd.(x)	13,610	72,190
Marui Group Co. Ltd.(x)	7,691	147,536
Next plc	5,392	413,232
Pan Pacific International Holdings Corp.	16,635	387,513
Ryohin Keikaku Co. Ltd.	9,655	160,373
Target Corp.	11,100	1,747,362
Wesfarmers Ltd.	45,986	1,466,200

		6,040,227

Specialty Retail (0.9%)
ABC-Mart, Inc.	1,335	69,491
Advance Auto Parts, Inc.	1,466	225,031
AutoZone, Inc.*	605	712,472
Best Buy Co., Inc.	4,935	549,216
CarMax, Inc.*	3,610	331,795
Fast Retailing Co. Ltd.	2,361	1,481,432
Gap, Inc. (The)	4,645	79,104
Hennes & Mauritz AB, Class B	32,583	562,011
Hikari Tsushin, Inc.	848	202,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc. (The)	23,985	$6,660,874
Industria de Diseno Textil SA	44,241	1,230,020
JD Sports Fashion plc	17,762	185,887
Kingfisher plc	85,582	327,079
L Brands, Inc.	5,055	160,800
Lowe’s Cos., Inc.	16,815	2,788,936
Nitori Holdings Co. Ltd.	3,241	674,095
O’Reilly Automotive, Inc.*	1,665	767,698
Ross Stores, Inc.	7,880	735,362
Shimamura Co. Ltd.	896	87,587
Tiffany & Co.	2,400	278,040
TJX Cos., Inc. (The)	26,640	1,482,516
Tractor Supply Co.	2,504	358,923
Ulta Beauty, Inc.*	1,242	278,183
USS Co. Ltd.	8,871	158,682
Yamada Holdings Co. Ltd.	29,316	146,180

		20,533,494

Textiles, Apparel & Luxury Goods (0.9%)
adidas AG*	7,722	2,499,328
Burberry Group plc	16,412	328,604
Cie Financiere Richemont SA (Registered)	21,171	1,418,050
EssilorLuxottica SA*	11,535	1,568,592
Hanesbrands, Inc.	7,900	124,425
Hermes International	1,285	1,107,649
Kering SA	3,073	2,041,656
LVMH Moet Hennessy Louis Vuitton SE	11,266	5,266,809
Moncler SpA*	7,857	321,810
NIKE, Inc., Class B	27,370	3,436,030
Pandora A/S	4,055	291,793
Puma SE*	3,364	303,102
PVH Corp.	1,552	92,561
Ralph Lauren Corp.	1,079	73,340
Swatch Group AG (The)	1,173	273,237
Swatch Group AG (The) (Registered)	2,133	95,765
Tapestry, Inc.	6,050	94,562
Under Armour, Inc., Class A*	4,092	45,953
Under Armour, Inc., Class C*	4,250	41,820
VF Corp.	7,120	500,180

		19,925,266

Total Consumer Discretionary		137,902,637

Consumer Staples (5.0%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	30,903	1,668,070
Asahi Group Holdings Ltd.	15,673	545,883
Brown-Forman Corp., Class B	3,980	299,774
Budweiser Brewing Co. APAC Ltd.(m)	69,580	203,257
Carlsberg A/S, Class B	4,338	584,112
Coca-Cola Amatil Ltd.	20,554	140,148
Coca-Cola Bottlers Japan Holdings, Inc.	5,007	83,810
Coca-Cola Co. (The)	84,730	4,183,120
Coca-Cola European Partners plc	8,324	323,054
Coca-Cola HBC AG	8,106	200,374
Constellation Brands, Inc., Class A	3,650	691,712
Davide Campari-Milano NV	23,498	256,831
Diageo plc	94,782	3,247,062
Heineken Holding NV	4,672	363,597
Heineken NV	10,512	934,164
Ito En Ltd.	2,100	149,824
Kirin Holdings Co. Ltd.	33,280	625,066
Molson Coors Beverage Co., Class B	4,105	137,764
Monster Beverage Corp.*	8,340	668,868
PepsiCo, Inc.	30,600	4,241,160
Pernod Ricard SA	8,612	1,374,390
Remy Cointreau SA(x)	915	167,018
Suntory Beverage & Food Ltd.	5,625	211,419
Treasury Wine Estates Ltd.	29,199	187,351

		21,487,828

Food & Staples Retailing (0.8%)
Aeon Co. Ltd.	26,457	711,206
Carrefour SA	24,555	393,033
Coles Group Ltd.	54,101	659,824
Colruyt SA*	2,246	145,741
Cosmos Pharmaceutical Corp.	800	139,159
Costco Wholesale Corp.	9,725	3,452,375
Dairy Farm International Holdings Ltd.	13,681	51,785
FamilyMart Co. Ltd.(x)	10,253	231,869
ICA Gruppen AB(x)	4,079	207,358
J Sainsbury plc	71,799	176,507
Jeronimo Martins SGPS SA	10,209	164,020
Kobe Bussan Co. Ltd.	2,400	131,959
Koninklijke Ahold Delhaize NV	44,643	1,321,238
Kroger Co. (The)	17,560	595,460
Lawson, Inc.	2,028	96,615
METRO AG	7,302	72,929
Seven & i Holdings Co. Ltd.	30,484	942,352
Sundrug Co. Ltd.	2,896	109,034
Sysco Corp.	11,200	696,864
Tesco plc	397,204	1,088,970
Tsuruha Holdings, Inc.	1,494	211,437
Walgreens Boots Alliance, Inc.	16,455	591,064
Walmart, Inc.	31,201	4,365,332
Welcia Holdings Co. Ltd.	3,816	167,775
Wm Morrison Supermarkets plc	97,540	214,117
Woolworths Group Ltd.	51,152	1,337,304

		18,275,327

Food Products (1.3%)
a2 Milk Co. Ltd. (The)*	29,846	303,980
Ajinomoto Co., Inc.	18,874	388,004
Archer-Daniels-Midland Co.	12,175	566,016
Associated British Foods plc	14,449	348,060
Barry Callebaut AG (Registered)	122	271,262
Calbee, Inc.	3,451	113,768
Campbell Soup Co.	3,690	178,485
Chocoladefabriken Lindt & Spruengli AG	44	371,361
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	444,973
Conagra Brands, Inc.	10,615	379,062
Danone SA	25,044	1,619,874
General Mills, Inc.	13,285	819,419
Hershey Co. (The)	3,275	469,438
Hormel Foods Corp.	6,040	295,296
J M Smucker Co. (The)	2,460	284,179
Kellogg Co.	5,430	350,724
Kerry Group plc (London Stock Exchange), Class A	1,182	151,641
Kerry Group plc (Turquoise Stock Exchange), Class A	5,261	675,371
Kikkoman Corp.(x)	5,883	326,470
Kraft Heinz Co. (The)	13,685	409,866
Lamb Weston Holdings, Inc.	3,146	208,485
McCormick & Co., Inc. (Non-Voting)	2,750	533,775
Meiji Holdings Co. Ltd.	4,632	353,902
Mondelez International, Inc., Class A	31,605	1,815,707
Mowi ASA	17,827	316,237
Nestle SA (Registered)	120,700	14,319,739
NH Foods Ltd.	3,332	148,696
Nisshin Seifun Group, Inc.(x)	8,003	127,607
Nissin Foods Holdings Co. Ltd.	2,565	241,112
Orkla ASA	30,462	308,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Suisan Kaisha Ltd.	3,588	$189,621
Tyson Foods, Inc., Class A	6,480	385,430
WH Group Ltd.(m)	387,856	315,686
Wilmar International Ltd.	77,720	251,770
Yakult Honsha Co. Ltd.	4,844	268,761
Yamazaki Baking Co. Ltd.	4,901	85,599

		28,637,656

Household Products (0.8%)
Church & Dwight Co., Inc.	5,380	504,160
Clorox Co. (The)	2,745	576,917
Colgate-Palmolive Co.	18,810	1,451,191
Essity AB, Class B	24,598	831,187
Henkel AG & Co. KGaA	4,215	394,811
Henkel AG & Co. KGaA (Preference)(q)	7,226	756,641
Kimberly-Clark Corp.	7,520	1,110,403
Lion Corp.	9,076	186,654
Pigeon Corp.	4,675	208,867
Procter & Gamble Co. (The)	54,830	7,620,822
Reckitt Benckiser Group plc	28,786	2,806,439
Unicharm Corp.	16,326	729,348

		17,177,440

Personal Products (0.7%)
Beiersdorf AG	4,088	464,879
Estee Lauder Cos., Inc. (The), Class A	4,840	1,056,330
Kao Corp.	19,500	1,463,283
Kobayashi Pharmaceutical Co. Ltd.	1,991	192,722
Kose Corp.	1,348	164,819
L’Oreal SA	10,186	3,314,546
Pola Orbis Holdings, Inc.	3,708	70,032
Shiseido Co. Ltd.	16,183	928,588
Unilever NV	59,243	3,576,515
Unilever plc	47,393	2,920,259

		14,151,973

Tobacco (0.4%)
Altria Group, Inc.	40,995	1,584,047
British American Tobacco plc	93,036	3,343,991
Imperial Brands plc	38,384	676,589
Japan Tobacco, Inc.	48,649	888,369
Philip Morris International, Inc.	34,155	2,561,283
Swedish Match AB	6,893	562,386

		9,616,665

Total Consumer Staples		109,346,889

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	14,205	188,784
Halliburton Co.	19,215	231,541
National Oilwell Varco, Inc.	8,460	76,648
Schlumberger NV	30,343	472,137
TechnipFMC plc	9,226	58,216
Tenaris SA	19,152	95,467

		1,122,793

Oil, Gas & Consumable Fuels (1.2%)
Ampol Ltd.	10,127	174,178
Apache Corp.	8,185	77,512
BP plc	821,432	2,384,952
Cabot Oil & Gas Corp.	8,940	155,198
Chevron Corp.	41,480	2,986,560
Concho Resources, Inc.	4,403	194,260
ConocoPhillips	24,070	790,459
Devon Energy Corp.	8,410	79,559
Diamondback Energy, Inc.	3,511	105,751
ENEOS Holdings, Inc.	124,399	444,222
Eni SpA	103,176	807,130
EOG Resources, Inc.	12,710	456,797
Equinor ASA	40,623	573,296
Exxon Mobil Corp.	92,914	3,189,738
Galp Energia SGPS SA	20,330	188,441
Hess Corp.	5,670	232,073
HollyFrontier Corp.	3,227	63,604
Idemitsu Kosan Co. Ltd.(x)	7,940	169,166
Inpex Corp.	41,513	222,083
Kinder Morgan, Inc.	42,723	526,775
Koninklijke Vopak NV	2,851	160,625
Lundin Energy AB	7,538	149,304
Marathon Oil Corp.	17,520	71,657
Marathon Petroleum Corp.	14,212	416,980
Neste OYJ	17,159	902,285
Noble Energy, Inc.	10,500	89,775
Occidental Petroleum Corp.	19,601	196,206
Oil Search Ltd.	80,030	151,994
OMV AG*	5,973	163,168
ONEOK, Inc.	9,047	235,041
Origin Energy Ltd.	71,431	220,879
Phillips 66	9,760	505,958
Pioneer Natural Resources Co.	3,580	307,844
Repsol SA	60,339	403,017
Royal Dutch Shell plc, Class B	151,041	1,827,145
Royal Dutch Shell plc (London Stock Exchange), Class A	166,934	2,066,175
Santos Ltd.	71,813	252,017
TOTAL SE(x)	100,250	3,441,888
Valero Energy Corp.	8,985	389,230
Washington H Soul Pattinson & Co. Ltd.(x)	4,369	73,740
Williams Cos., Inc. (The)	26,607	522,828
Woodside Petroleum Ltd.	38,217	482,716

		26,852,226

Total Energy		27,975,019

Financials (6.5%)
Banks (2.7%)
ABN AMRO Bank NV (CVA)(m)	17,113	143,100
Aozora Bank Ltd.(x)	4,785	79,518
Australia & New Zealand Banking Group Ltd.	115,029	1,424,092
Banco Bilbao Vizcaya Argentaria SA	270,436	747,424
Banco Espirito Santo SA (Registered)(r)*	26,714	—
Banco Santander SA	673,997	1,255,630
Bank Hapoalim BM	46,028	245,742
Bank Leumi Le-Israel BM	59,473	261,647
Bank of America Corp.	177,943	4,286,647
Bank of East Asia Ltd. (The)	52,738	97,227
Bank of Kyoto Ltd. (The)(x)	2,247	108,554
Bankinter SA	27,342	117,641
Banque Cantonale Vaudoise (Registered)(x)	1,230	124,689
Barclays plc	702,680	884,226
BNP Paribas SA*	49,963	1,809,961
BOC Hong Kong Holdings Ltd.	149,713	397,151
CaixaBank SA	145,557	308,623
Chiba Bank Ltd. (The)	21,403	118,113
Citigroup, Inc.	47,930	2,066,262
Citizens Financial Group, Inc.	9,508	240,362
Comerica, Inc.	3,070	117,428
Commerzbank AG*	40,634	199,713
Commonwealth Bank of Australia	71,797	3,281,446
Concordia Financial Group Ltd.	42,935	149,665
Credit Agricole SA*	65,127	569,259
Danske Bank A/S*	27,974	378,923
DBS Group Holdings Ltd.	73,612	1,082,709
DNB ASA	38,456	531,142
Erste Group Bank AG	11,330	236,948
Fifth Third Bancorp	15,575	332,059

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
FinecoBank Banca Fineco SpA*	24,713	$340,045
First Republic Bank	3,672	400,468
Fukuoka Financial Group, Inc.	6,959	117,162
Hang Seng Bank Ltd.	30,939	459,257
HSBC Holdings plc	823,882	3,200,719
Huntington Bancshares, Inc.	22,605	207,288
ING Groep NV	158,046	1,119,101
Intesa Sanpaolo SpA	603,635	1,133,463
Israel Discount Bank Ltd., Class A	47,210	127,250
Japan Post Bank Co. Ltd.	16,385	127,973
JPMorgan Chase & Co.	68,880	6,631,078
KBC Group NV	10,133	507,390
KeyCorp	21,600	257,688
Lloyds Banking Group plc	2,850,634	967,375
M&T Bank Corp.	2,890	266,140
Mebuki Financial Group, Inc.	38,176	86,617
Mediobanca Banca di Credito Finanziario SpA	25,188	197,520
Mitsubishi UFJ Financial Group, Inc.	495,674	1,967,044
Mizrahi Tefahot Bank Ltd.	5,718	101,322
Mizuho Financial Group, Inc.(x)	97,836	1,222,128
National Australia Bank Ltd.	129,629	1,653,976
Natwest Group plc	196,201	267,896
Nordea Bank Abp (Aquis Stock Exchange)	1,774	13,474
Nordea Bank Abp (Turquoise Stock Exchange)	129,632	987,456
Oversea-Chinese Banking Corp. Ltd.	134,150	833,439
People’s United Financial, Inc.	9,760	100,626
PNC Financial Services Group, Inc. (The)	9,600	1,055,136
Raiffeisen Bank International AG*	6,003	91,769
Regions Financial Corp.	21,160	243,975
Resona Holdings, Inc.(x)	84,826	289,092
Seven Bank Ltd.(x)	23,852	57,832
Shinsei Bank Ltd.	6,260	77,565
Shizuoka Bank Ltd. (The)(x)	17,161	118,691
Skandinaviska Enskilda Banken AB, Class A*	66,008	584,296
Societe Generale SA*	43,123	570,630
Standard Chartered plc	110,187	505,161
Sumitomo Mitsui Financial Group, Inc.	52,896	1,471,892
Sumitomo Mitsui Trust Holdings, Inc.	13,623	362,502
SVB Financial Group*	1,160	279,119
Svenska Handelsbanken AB, Class A*	63,101	529,963
Swedbank AB, Class A*	36,729	574,429
Truist Financial Corp.	29,417	1,119,317
UniCredit SpA*	86,052	709,645
United Overseas Bank Ltd.	47,993	673,733
US Bancorp	31,145	1,116,548
Wells Fargo & Co.	92,124	2,165,835
Westpac Banking Corp.	146,482	1,767,460
Zions Bancorp NA	3,720	108,698

		59,363,084

Capital Markets (1.4%)
3i Group plc	39,465	506,595
Ameriprise Financial, Inc.	2,730	420,720
Amundi SA(m)*	4,628	326,271
ASX Ltd.	7,852	459,912
Bank of New York Mellon Corp. (The)	18,360	630,482
BlackRock, Inc.	3,378	1,903,672
Cboe Global Markets, Inc.	2,388	209,523
Charles Schwab Corp. (The)	25,110	909,735
CME Group, Inc.	7,880	1,318,403
Credit Suisse Group AG (Registered)	98,483	985,693
Daiwa Securities Group, Inc.(x)	58,578	245,864
Deutsche Bank AG (Registered)*	79,632	671,402
Deutsche Boerse AG	7,706	1,353,321
E*TRADE Financial Corp.	4,875	243,994
EQT AB	9,662	186,996
Franklin Resources, Inc.	6,035	122,812
Goldman Sachs Group, Inc. (The)	6,970	1,400,761
Hargreaves Lansdown plc	13,466	269,935
Hong Kong Exchanges & Clearing Ltd.	49,355	2,319,901
Intercontinental Exchange, Inc.	12,200	1,220,610
Invesco Ltd.	8,090	92,307
Japan Exchange Group, Inc.	20,614	576,873
Julius Baer Group Ltd.	9,077	386,964
London Stock Exchange Group plc	12,767	1,460,555
Macquarie Group Ltd.	13,655	1,172,929
Magellan Financial Group Ltd.	5,175	210,918
MarketAxess Holdings, Inc.	895	431,023
Moody’s Corp.	3,565	1,033,315
Morgan Stanley	25,540	1,234,859
MSCI, Inc.	1,858	662,897
Nasdaq, Inc.	2,445	300,026
Natixis SA*	106,354	239,029
Nomura Holdings, Inc.	127,475	581,508
Northern Trust Corp.	4,650	362,560
Partners Group Holding AG	758	697,491
Raymond James Financial, Inc.	2,634	191,650
S&P Global, Inc.	5,410	1,950,846
SBI Holdings, Inc.	9,570	247,631
Schroders plc	5,042	175,719
Singapore Exchange Ltd.	32,517	218,819
St James’s Place plc	21,698	259,266
Standard Life Aberdeen plc	94,441	274,956
State Street Corp.	7,975	473,157
T. Rowe Price Group, Inc.	5,145	659,692
UBS Group AG (Registered)	148,689	1,659,914

		31,261,506

Consumer Finance (0.1%)
Acom Co. Ltd.	16,145	69,947
American Express Co.	14,735	1,477,184
Capital One Financial Corp.	10,222	734,553
Discover Financial Services	6,890	398,104
Isracard Ltd.	1	3
Synchrony Financial	12,318	322,362

		3,002,153

Diversified Financial Services (0.6%)
AMP Ltd.	139,381	131,175
Berkshire Hathaway, Inc., Class B*	42,956	9,147,051
Eurazeo SE*	4,850	262,487
EXOR NV	4,399	239,382
Groupe Bruxelles Lambert SA	3,264	294,188
Industrivarden AB, Class C*	6,435	171,470
Investor AB, Class B	18,474	1,204,651
Kinnevik AB, Class B	9,811	397,144
L E Lundbergforetagen AB, Class B*	3,083	152,501
M&G plc	105,447	215,816
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,309	75,431
ORIX Corp.	53,691	668,421
Sofina SA	625	170,514
Tokyo Century Corp.	1,725	93,872
Wendel SE	2,767	250,998

		13,475,101

Insurance (1.7%)
Admiral Group plc	7,742	261,117
Aegon NV	72,573	188,478
Aflac, Inc.	16,040	583,054

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ageas SA/NV	7,241	$295,505
AIA Group Ltd.	490,082	4,827,885
Allianz SE (Registered)	16,920	3,245,571
Allstate Corp. (The)	7,090	667,453
American International Group, Inc.	19,054	524,557
Aon plc, Class A	5,155	1,063,476
Arthur J Gallagher & Co.	4,061	428,760
Assicurazioni Generali SpA	44,566	627,643
Assurant, Inc.	1,265	153,457
Aviva plc	159,057	584,882
Baloise Holding AG (Registered)	1,880	276,549
Chubb Ltd.	9,981	1,158,994
Cincinnati Financial Corp.	3,265	254,572
CNP Assurances*	21,284	265,988
Dai-ichi Life Holdings, Inc.	43,738	617,288
Direct Line Insurance Group plc	55,767	194,121
Everest Re Group Ltd.	850	167,909
Gjensidige Forsikring ASA	8,112	164,675
Globe Life, Inc.	2,143	171,226
Hannover Rueck SE	2,446	379,177
Hartford Financial Services Group, Inc. (The)	7,915	291,747
Insurance Australia Group Ltd.	93,731	294,981
Japan Post Holdings Co. Ltd.	63,821	435,319
Japan Post Insurance Co. Ltd.	9,104	143,244
Legal & General Group plc	241,946	586,361
Lincoln National Corp.	4,275	133,936
Loews Corp.	5,525	191,994
Mapfre SA	43,715	68,450
Marsh & McLennan Cos., Inc.	11,090	1,272,023
Medibank Pvt Ltd.	111,696	201,207
MetLife, Inc.	17,120	636,350
MS&AD Insurance Group Holdings, Inc.(x)	18,002	487,587
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	5,854	1,486,327
NN Group NV	12,380	465,015
Poste Italiane SpA(m)	21,189	187,698
Principal Financial Group, Inc.	5,675	228,532
Progressive Corp. (The)	12,800	1,211,776
Prudential Financial, Inc.	8,780	557,706
Prudential plc	105,504	1,506,255
QBE Insurance Group Ltd.	58,843	364,173
RSA Insurance Group plc	41,841	243,398
Sampo OYJ, Class A	19,104	755,790
SCOR SE*	12,305	340,933
Sompo Holdings, Inc.	13,593	470,837
Suncorp Group Ltd.	51,141	310,667
Swiss Life Holding AG (Registered)*	1,294	488,902
Swiss Re AG	11,950	884,491
T&D Holdings, Inc.	21,725	214,854
Tokio Marine Holdings, Inc.(x)	25,852	1,132,115
Travelers Cos., Inc. (The)	5,595	605,323
Tryg A/S	4,901	154,471
Unum Group	4,490	75,567
W R Berkley Corp.	3,095	189,259
Willis Towers Watson plc	2,834	591,796
Zurich Insurance Group AG	6,067	2,109,409

		36,420,830

Total Financials		143,522,674

Health Care (7.6%)
Biotechnology (0.9%)
AbbVie, Inc.	38,724	3,391,835
Alexion Pharmaceuticals, Inc.*	4,800	549,264
Amgen, Inc.	13,064	3,320,346
Argenx SE*	1,827	469,541
BeiGene Ltd. (ADR)*	1,565	$448,279
Biogen, Inc.*	4,010	1,137,557
CSL Ltd.	18,409	3,793,025
Galapagos NV*	1,704	242,030
Genmab A/S*	2,639	958,253
Gilead Sciences, Inc.	27,798	1,756,556
Grifols SA(x)	12,098	348,660
Incyte Corp.*	3,930	352,678
PeptiDream, Inc.*	3,802	178,643
Regeneron Pharmaceuticals, Inc.*	2,235	1,251,108
Vertex Pharmaceuticals, Inc.*	5,673	1,543,737

		19,741,512

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	38,822	4,224,998
ABIOMED, Inc.*	942	260,991
Alcon, Inc.*	19,942	1,132,188
Align Technology, Inc.*	1,586	519,193
Ambu A/S, Class B	6,621	187,459
Asahi Intecc Co. Ltd.	7,897	248,062
Baxter International, Inc.	11,130	895,075
Becton Dickinson and Co.	5,916	1,376,535
BioMerieux	1,680	262,987
Boston Scientific Corp.*	30,615	1,169,799
Carl Zeiss Meditec AG	1,632	206,554
Cochlear Ltd.	2,601	369,697
Coloplast A/S, Class B	4,818	761,957
Cooper Cos., Inc. (The)	1,059	357,010
Danaher Corp.	14,040	3,023,233
Demant A/S*	4,476	140,804
Dentsply Sirona, Inc.	4,809	210,298
DexCom, Inc.*	2,023	833,941
DiaSorin SpA	1,021	205,794
Edwards Lifesciences Corp.*	13,794	1,101,037
Fisher & Paykel Healthcare Corp. Ltd.	23,303	512,941
GN Store Nord A/S	5,193	392,928
Hologic, Inc.*	5,850	388,850
Hoya Corp.	15,332	1,728,218
IDEXX Laboratories, Inc.*	1,901	747,302
Intuitive Surgical, Inc.*	2,581	1,831,323
Koninklijke Philips NV*	37,106	1,748,073
Medtronic plc	29,383	3,053,481
Microport Scientific Corp.(x)	29,573	118,241
Olympus Corp.	47,244	980,654
ResMed, Inc.	3,147	539,490
Sartorius AG (Preference)(q)	1,443	592,775
Siemens Healthineers AG(m)	10,999	493,896
Smith & Nephew plc	35,472	691,221
Sonova Holding AG (Registered)*	2,234	566,514
STERIS plc	1,824	321,371
Straumann Holding AG (Registered)	418	420,535
Stryker Corp.	7,035	1,465,883
Sysmex Corp.	6,770	646,089
Teleflex, Inc.	995	338,718
Terumo Corp.	26,119	1,040,621
Varian Medical Systems, Inc.*	1,970	338,840
West Pharmaceutical Services, Inc.	1,640	450,836
Zimmer Biomet Holdings, Inc.	4,470	608,546

		37,504,958

Health Care Providers & Services (0.9%)
Alfresa Holdings Corp.	7,606	166,390
AmerisourceBergen Corp.	3,235	313,536
Anthem, Inc.	5,535	1,486,646
Cardinal Health, Inc.	6,370	299,071
Centene Corp.*	12,784	745,691
Cigna Corp.	8,214	1,391,534
CVS Health Corp.	28,519	1,665,510
DaVita, Inc.*	1,960	167,874

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fresenius Medical Care AG & Co.
KGaA	8,643	$729,797
Fresenius SE & Co. KGaA	16,954	771,739
HCA Healthcare, Inc.	5,768	719,154
Henry Schein, Inc.*	3,192	187,626
Humana, Inc.	2,970	1,229,253
Laboratory Corp. of America Holdings*	2,165	407,604
McKesson Corp.	3,545	527,957
Medipal Holdings Corp.	7,419	148,556
NMC Health plc(r)*	3,800	—
Orpea*	2,096	238,055
Quest Diagnostics, Inc.	2,935	336,028
Ramsay Health Care Ltd.	7,252	344,015
Ryman Healthcare Ltd.	16,223	151,729
Sonic Healthcare Ltd.(x)	18,303	435,436
Suzuken Co. Ltd.	2,626	100,089
UnitedHealth Group, Inc.	20,885	6,511,316
Universal Health Services, Inc., Class B	1,750	187,285

		19,261,891

Health Care Technology (0.1%)
Cerner Corp.	6,900	498,801
M3, Inc.	17,842	1,107,844

		1,606,645

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	6,780	684,373
Bio-Rad Laboratories, Inc., Class A*	477	245,875
Eurofins Scientific SE*	535	423,526
Illumina, Inc.*	3,225	996,783
IQVIA Holdings, Inc.*	3,946	622,008
Lonza Group AG (Registered)	3,020	1,864,186
Mettler-Toledo International, Inc.*	534	515,711
PerkinElmer, Inc.	2,420	303,734
QIAGEN NV*	9,361	486,189
Sartorius Stedim Biotech	1,122	386,432
Thermo Fisher Scientific, Inc.	8,815	3,891,999
Waters Corp.*	1,415	276,887

		10,697,703

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	75,418	1,122,713
AstraZeneca plc	53,220	5,792,516
Bayer AG (Registered)	39,845	2,490,340
Bristol-Myers Squibb Co.	51,465	3,102,825
Catalent, Inc.*	3,670	314,372
Chugai Pharmaceutical Co. Ltd.	27,171	1,219,275
Daiichi Sankyo Co. Ltd.	68,844	2,115,474
Eisai Co. Ltd.	10,198	930,577
Eli Lilly and Co.	18,568	2,748,435
GlaxoSmithKline plc	203,455	3,811,097
H Lundbeck A/S	2,826	93,156
Hikma Pharmaceuticals plc	5,897	197,512
Hisamitsu Pharmaceutical Co., Inc.	2,017	102,974
Ipsen SA	1,529	160,411
Johnson & Johnson	57,840	8,611,219
Kyowa Kirin Co. Ltd.	10,931	310,484
Merck & Co., Inc.	55,960	4,641,882
Merck KGaA	5,242	765,452
Mylan NV*	11,315	167,802
Nippon Shinyaku Co. Ltd.	1,847	152,281
Novartis AG (Registered)	90,860	7,895,849
Novo Nordisk A/S, Class B	71,764	4,984,855
Ono Pharmaceutical Co. Ltd.	14,987	470,504
Orion OYJ, Class B	4,265	193,017
Otsuka Holdings Co. Ltd.	15,798	670,005
Perrigo Co. plc	2,980	136,812
Pfizer, Inc.	121,656	4,464,775
Recordati Industria Chimica e Farmaceutica SpA	4,241	216,977
Roche Holding AG	28,494	9,748,573
Sanofi	45,768	4,589,115
Santen Pharmaceutical Co. Ltd.	14,559	298,531
Shionogi & Co. Ltd.	10,894	582,840
Sumitomo Dainippon Pharma Co. Ltd.(x)	7,239	95,323
Taisho Pharmaceutical Holdings Co. Ltd.	1,377	90,814
Takeda Pharmaceutical Co. Ltd.	63,887	2,275,781
Teva Pharmaceutical Industries Ltd. (ADR)*	44,326	399,377
UCB SA	5,128	582,341
Vifor Pharma AG	1,845	251,156
Zoetis, Inc.	10,488	1,734,401

		78,531,843

Total Health Care		167,344,552

Industrials (6.1%)
Aerospace & Defense (0.7%)
Airbus SE*	23,822	1,729,114
BAE Systems plc	130,027	804,283
Boeing Co. (The)	11,785	1,947,589
Dassault Aviation SA*	102	86,580
Elbit Systems Ltd.	1,075	130,565
General Dynamics Corp.	5,175	716,375
Howmet Aerospace, Inc.	11,236	187,866
Huntington Ingalls Industries, Inc.	888	124,986
L3Harris Technologies, Inc.	4,874	827,800
Leonardo SpA	16,197	94,706
Lockheed Martin Corp.	5,440	2,085,043
MTU Aero Engines AG	2,154	358,251
Northrop Grumman Corp.	3,460	1,091,595
Raytheon Technologies Corp.	32,212	1,853,478
Rolls-Royce Holdings plc(x)*	78,317	129,950
Safran SA*	12,996	1,278,856
Singapore Technologies Engineering Ltd.	63,165	160,975
Teledyne Technologies, Inc.*	819	254,062
Textron, Inc.	4,995	180,270
Thales SA	4,321	323,551
TransDigm Group, Inc.	1,064	505,528

		14,871,423

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,960	302,482
Deutsche Post AG (Registered)	40,120	1,829,518
DSV Panalpina A/S	8,578	1,399,839
Expeditors International of Washington, Inc.	3,695	334,471
FedEx Corp.	5,245	1,319,222
SG Holdings Co. Ltd.	6,429	334,146
United Parcel Service, Inc., Class B	15,355	2,558,604
Yamato Holdings Co. Ltd.	12,481	328,535

		8,406,817

Airlines (0.1%)
Alaska Air Group, Inc.	2,672	97,875
American Airlines Group, Inc.(x)	8,545	105,018
ANA Holdings, Inc.(x)*	4,652	107,783
Delta Air Lines, Inc.	12,588	384,941
Deutsche Lufthansa AG (Registered)*	9,697	83,583
Japan Airlines Co. Ltd.	4,559	85,584
Qantas Airways Ltd.	29,627	86,321
Singapore Airlines Ltd.	21,844	55,833
Southwest Airlines Co.	10,325	387,187
United Airlines Holdings, Inc.*	4,773	165,862

		1,559,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.4%)
A O Smith Corp.	3,007	$158,770
AGC, Inc.	7,761	227,295
Allegion plc	1,988	196,633
Assa Abloy AB, Class B	40,651	948,837
Carrier Global Corp.	20,837	636,362
Cie de Saint-Gobain*	20,986	881,114
Daikin Industries Ltd.	10,079	1,858,473
Fortune Brands Home & Security, Inc.	3,054	264,232
Geberit AG (Registered)	1,502	889,980
Ingersoll-Rand plc	5,215	632,319
Johnson Controls International plc	16,930	691,590
Kingspan Group plc	6,240	567,548
LIXIL Group Corp.	10,774	216,627
Masco Corp.	6,220	342,909
Nibe Industrier AB, Class B*	12,647	325,961
TOTO Ltd.	5,728	262,813

		9,101,463

Commercial Services & Supplies (0.2%)
Brambles Ltd.	62,591	471,189
Cintas Corp.	1,820	605,751
Copart, Inc.*	4,496	472,799
Dai Nippon Printing Co. Ltd.	9,838	199,271
Park24 Co. Ltd.	4,302	69,447
Rentokil Initial plc	75,005	516,204
Republic Services, Inc.	4,560	425,676
Rollins, Inc.	3,075	166,634
Secom Co. Ltd.	8,494	776,130
Securitas AB, Class B*	12,699	194,348
Sohgo Security Services Co. Ltd.	2,889	137,663
Toppan Printing Co. Ltd.	10,618	149,552
Waste Management, Inc.	8,510	963,077

		5,147,741

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	11,008	249,410
Bouygues SA	9,243	320,443
CIMIC Group Ltd.*	3,938	52,467
Eiffage SA*	3,378	275,319
Ferrovial SA	19,939	483,707
HOCHTIEF AG	1,003	78,081
Jacobs Engineering Group, Inc.	2,890	268,105
JGC Holdings Corp.	8,910	92,547
Kajima Corp.(x)	18,180	217,747
Obayashi Corp.	26,271	238,096
Quanta Services, Inc.	3,085	163,073
Shimizu Corp.	22,326	167,427
Skanska AB, Class B(x)	13,796	290,684
Taisei Corp.	7,676	258,648
Vinci SA	20,899	1,743,204

		4,898,958

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	74,745	1,894,411
AMETEK, Inc.	4,937	490,738
Eaton Corp. plc	9,055	923,882
Emerson Electric Co.	13,385	877,654
Fuji Electric Co. Ltd.(x)	5,134	162,210
Legrand SA	10,586	845,119
Melrose Industries plc*	197,041	290,720
Mitsubishi Electric Corp.	73,940	998,249
Nidec Corp.	18,092	1,682,575
Prysmian SpA	9,787	284,579
Rockwell Automation, Inc.	2,535	559,424
Schneider Electric SE	22,424	2,783,155
Siemens Gamesa Renewable Energy SA	9,669	260,615
Vestas Wind Systems A/S	8,067	1,305,293

		13,358,624

Industrial Conglomerates (0.6%)
3M Co.	12,660	2,027,879
CK Hutchison Holdings Ltd.	109,211	662,134
DCC plc	3,991	307,566
General Electric Co.	191,939	1,195,780
Honeywell International, Inc.	15,650	2,576,146
Investment AB Latour, Class B	6,004	140,765
Jardine Matheson Holdings Ltd. (London Stock Exchange)	8,056	320,306
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	905	35,920
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	8,327	167,123
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	639	12,659
Keihan Holdings Co. Ltd.	3,892	161,412
Keppel Corp. Ltd.	58,854	193,047
Roper Technologies, Inc.	2,315	914,680
Siemens AG (Registered)	31,027	3,923,231
Smiths Group plc	16,069	282,507
Toshiba Corp.	15,627	397,772

		13,318,927

Machinery (1.3%)
Alfa Laval AB*	12,759	281,598
Alstom SA*	7,790	387,845
Amada Co. Ltd.	13,403	125,619
ANDRITZ AG	2,953	90,973
Atlas Copco AB, Class A	27,235	1,296,200
Atlas Copco AB, Class B	15,827	659,403
Caterpillar, Inc.	12,120	1,807,698
CNH Industrial NV(x)*	41,503	322,545
Cummins, Inc.	3,335	704,219
Daifuku Co. Ltd.	4,097	412,363
Deere & Co.	6,880	1,524,814
Dover Corp.	3,170	343,438
Epiroc AB, Class A	26,728	387,940
Epiroc AB, Class B	15,816	219,971
FANUC Corp.	7,841	1,504,195
Flowserve Corp.	2,810	76,685
Fortive Corp.	6,470	493,079
GEA Group AG	6,222	219,325
Hino Motors Ltd.(x)	11,623	75,326
Hitachi Construction Machinery Co. Ltd.(x)	4,351	157,565
Hoshizaki Corp.	1,997	159,261
IDEX Corp.	1,703	310,644
Illinois Tool Works, Inc.	6,445	1,245,238
Ingersoll Rand, Inc.*	7,543	268,531
Kawasaki Heavy Industries Ltd.	5,745	77,751
KION Group AG	2,634	226,211
Knorr-Bremse AG	1,961	231,645
Komatsu Ltd.	35,468	780,814
Kone OYJ, Class B	13,785	1,211,867
Kubota Corp.	41,986	751,081
Kurita Water Industries Ltd.	3,996	131,886
Makita Corp.	9,063	432,281
Minebea Mitsumi, Inc.	14,687	277,104
MISUMI Group, Inc.	11,481	320,887
Mitsubishi Heavy Industries Ltd.	12,966	287,990
Miura Co. Ltd.	3,500	171,139
Nabtesco Corp.	4,556	166,001
NGK Insulators Ltd.	10,601	151,255
NSK Ltd.	14,497	110,962
Otis Worldwide Corp.	10,418	650,292
PACCAR, Inc.	7,540	643,011
Parker-Hannifin Corp.	2,855	577,681

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair plc	3,623	$165,825
Sandvik AB*	45,788	893,191
Schindler Holding AG	1,651	450,780
Schindler Holding AG (Registered)	816	221,998
SKF AB, Class B	15,439	318,151
SMC Corp.	2,317	1,289,544
Snap-on, Inc.	1,170	172,142
Spirax-Sarco Engineering plc	2,988	424,820
Stanley Black & Decker, Inc.	3,270	530,394
Sumitomo Heavy Industries Ltd.	4,475	104,107
Techtronic Industries Co. Ltd.	55,515	730,003
THK Co. Ltd.	4,874	122,284
Volvo AB, Class B*	60,301	1,158,177
Wartsila OYJ Abp	17,999	141,628
Westinghouse Air Brake Technologies Corp.	3,977	246,097
Xylem, Inc.	3,950	332,274
Yangzijiang Shipbuilding Holdings Ltd.	104,470	76,177
Yaskawa Electric Corp.	9,710	379,188

		28,031,113

Marine (0.1%)
AP Moller - Maersk A/S, Class A	131	191,350
AP Moller - Maersk A/S, Class B	266	421,719
Kuehne + Nagel International AG (Registered)	2,190	424,651
Nippon Yusen KK	6,192	107,345

		1,145,065

Professional Services (0.5%)
Adecco Group AG (Registered)	6,293	332,554
Bureau Veritas SA*	11,914	267,601
Equifax, Inc.	2,610	409,509
Experian plc	36,837	1,378,471
IHS Markit Ltd.	8,808	691,516
Intertek Group plc	6,546	532,465
Nielsen Holdings plc	7,801	110,618
Nihon M&A Center, Inc.	6,000	342,246
Persol Holdings Co. Ltd.	7,182	116,816
Randstad NV*	4,832	252,133
Recruit Holdings Co. Ltd.	51,492	2,043,069
RELX plc (London Stock Exchange)	41,111	909,989
RELX plc (Turquoise Stock Exchange)	37,306	831,996
Robert Half International, Inc.	2,565	135,791
SGS SA (Registered)	246	659,373
Teleperformance	2,382	733,568
Verisk Analytics, Inc.	3,554	658,592
Wolters Kluwer NV	11,072	945,283

		11,351,590

Road & Rail (0.5%)
Aurizon Holdings Ltd.	79,208	241,701
Central Japan Railway Co.	5,834	836,986
CSX Corp.	17,090	1,327,380
East Japan Railway Co.	12,232	753,710
Hankyu Hanshin Holdings, Inc.	9,258	297,827
JB Hunt Transport Services, Inc.	1,841	232,666
Kansas City Southern	2,150	388,785
Keikyu Corp.(x)	8,925	137,088
Keio Corp.	4,160	257,246
Keisei Electric Railway Co. Ltd.(x)	5,231	147,882
Kintetsu Group Holdings Co. Ltd.	6,942	296,143
Kyushu Railway Co.	5,973	127,598
MTR Corp. Ltd.	62,264	309,001
Nagoya Railroad Co. Ltd.(x)	7,555	207,022
Nippon Express Co. Ltd.	2,971	172,951
Norfolk Southern Corp.	5,750	1,230,443
Odakyu Electric Railway Co. Ltd.(x)	11,926	300,052
Old Dominion Freight Line, Inc.	2,108	381,379
Seibu Holdings, Inc.(x)	8,670	93,261
Tobu Railway Co. Ltd.	7,730	238,761
Tokyu Corp.(x)	20,224	262,494
Union Pacific Corp.	15,290	3,010,142
West Japan Railway Co.	6,579	325,173

		11,575,691

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	5,339	134,489
Ashtead Group plc	18,284	655,099
Brenntag AG	6,266	398,708
Bunzl plc	13,659	440,687
Fastenal Co.	12,600	568,134
Ferguson plc	9,142	919,835
ITOCHU Corp.(x)	54,603	1,396,241
Marubeni Corp.(x)	66,882	379,460
Mitsubishi Corp.	54,781	1,310,547
Mitsui & Co. Ltd.	67,080	1,152,251
MonotaRO Co. Ltd.	5,068	252,410
Sumitomo Corp.(x)	48,181	577,731
Toyota Tsusho Corp.	8,594	240,010
United Rentals, Inc.*	1,650	287,925
WW Grainger, Inc.	1,016	362,478

		9,076,005

Transportation Infrastructure (0.1%)
Aena SME SA(m)*	2,738	381,380
Aeroports de Paris	1,204	119,886
Atlantia SpA*	20,095	315,121
Auckland International Airport Ltd.	49,285	238,796
Fraport AG Frankfurt Airport Services Worldwide*	1,687	66,804
Getlink SE*	17,845	241,950
Japan Airport Terminal Co. Ltd.	2,050	90,448
Kamigumi Co. Ltd.	3,949	77,749
Sydney Airport	53,630	225,762
Transurban Group	110,927	1,124,184

		2,882,080

Total Industrials		134,725,484

Information Technology (10.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,234	255,352
Cisco Systems, Inc.	93,220	3,671,936
F5 Networks, Inc.*	1,335	163,898
Juniper Networks, Inc.	7,350	158,025
Motorola Solutions, Inc.	3,755	588,821
Nokia OYJ*	229,310	898,803
Telefonaktiebolaget LM Ericsson, Class B	118,379	1,294,313

		7,031,148

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	6,440	697,259
CDW Corp.	3,129	374,009
Corning, Inc.	16,845	545,946
FLIR Systems, Inc.	2,945	105,578
Halma plc	15,398	464,102
Hamamatsu Photonics KK	5,674	285,899
Hexagon AB, Class B*	11,415	862,700
Hirose Electric Co. Ltd.	1,320	169,952
Hitachi Ltd.	39,134	1,322,326
Ingenico Group SA*	2,455	379,875
IPG Photonics Corp.*	712	121,019
Keyence Corp.	7,380	3,439,394
Keysight Technologies, Inc.*	4,051	400,158
Kyocera Corp.	12,986	741,994
Murata Manufacturing Co. Ltd.	23,240	1,499,488
Nippon Electric Glass Co. Ltd.	1	11
Omron Corp.	7,490	583,421
Shimadzu Corp.	8,983	274,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
TDK Corp.	5,243	$573,342
TE Connectivity Ltd.	7,290	712,525
Venture Corp. Ltd.	11,130	157,812
Yokogawa Electric Corp.	9,237	146,746
Zebra Technologies Corp., Class A*	1,232	311,031

		14,168,629

IT Services (2.0%)
Accenture plc, Class A	13,910	3,143,521
Adyen NV(m)*	733	1,350,814
Afterpay Ltd.*	8,662	506,244
Akamai Technologies, Inc.*	3,480	384,679
Amadeus IT Group SA	17,492	970,736
Atos SE*	3,985	321,007
Automatic Data Processing, Inc.	9,525	1,328,642
Broadridge Financial Solutions, Inc.	2,462	324,984
Capgemini SE	6,525	835,694
Cognizant Technology Solutions Corp., Class A	11,950	829,569
Computershare Ltd.	19,743	173,340
DXC Technology Co.	5,599	99,942
Edenred	9,879	443,225
Fidelity National Information Services, Inc.	13,463	1,981,888
Fiserv, Inc.*	12,555	1,293,793
FleetCor Technologies, Inc.*	1,885	448,818
Fujitsu Ltd.	7,956	1,089,419
Gartner, Inc.*	1,948	243,403
Global Payments, Inc.	6,547	1,162,616
GMO Payment Gateway, Inc.	1,653	177,770
International Business Machines Corp.	19,469	2,368,793
Itochu Techno-Solutions Corp.	3,883	147,778
Jack Henry & Associates, Inc.	1,709	277,866
Leidos Holdings, Inc.	2,863	255,236
Mastercard, Inc., Class A	19,510	6,597,697
NEC Corp.	10,011	586,003
Nexi SpA(m)*	15,276	306,329
Nomura Research Institute Ltd.	12,938	380,249
NTT Data Corp.	25,534	327,329
Obic Co. Ltd.	2,819	496,017
Otsuka Corp.	4,227	216,320
Paychex, Inc.	6,955	554,800
PayPal Holdings, Inc.*	25,735	5,070,567
SCSK Corp.	2,100	117,490
TIS, Inc.	9,000	191,285
VeriSign, Inc.*	2,290	469,106
Visa, Inc., Class A	37,640	7,526,871
Western Union Co. (The)	9,200	197,156
Wix.com Ltd.*	2,075	528,814
Worldline SA(m)*	5,561	455,989

		44,181,799

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	25,700	2,107,143
Advantest Corp.(x)	8,074	392,162
Analog Devices, Inc.	8,076	942,792
Applied Materials, Inc.	20,265	1,204,754
ASM Pacific Technology Ltd.	12,339	126,122
ASML Holding NV	17,264	6,365,834
Broadcom, Inc.	8,715	3,175,049
Disco Corp.	1,191	289,800
Infineon Technologies AG	50,734	1,435,100
Intel Corp.	95,555	4,947,838
KLA Corp.	3,430	664,528
Lam Research Corp.	3,179	1,054,633
Lasertec Corp.	3,000	248,111
Maxim Integrated Products, Inc.	5,858	396,059
Microchip Technology, Inc.	5,160	530,242
Micron Technology, Inc.*	24,295	1,140,893
NVIDIA Corp.	13,440	7,273,997
Qorvo, Inc.*	2,465	318,010
QUALCOMM, Inc.	25,087	2,952,238
Renesas Electronics Corp.*	31,200	228,518
Rohm Co. Ltd.	3,483	268,938
Skyworks Solutions, Inc.	3,742	544,461
STMicroelectronics NV	25,869	790,745
SUMCO Corp.	10,685	150,280
Teradyne, Inc.	3,712	294,956
Texas Instruments, Inc.	20,560	2,935,762
Tokyo Electron Ltd.	6,050	1,583,463
Xilinx, Inc.	5,445	567,587

		42,930,015

Software (3.1%)
Adobe, Inc.*	10,685	5,240,245
ANSYS, Inc.*	1,860	608,648
Autodesk, Inc.*	4,860	1,122,709
AVEVA Group plc	2,620	162,001
Cadence Design Systems, Inc.*	6,072	647,457
Check Point Software Technologies Ltd.*	4,721	568,125
Citrix Systems, Inc.	2,530	348,406
CyberArk Software Ltd.*	1,536	158,853
Dassault Systemes SE	5,332	994,603
Fortinet, Inc.*	3,101	365,329
Intuit, Inc.	5,765	1,880,601
Microsoft Corp.	167,680	35,268,134
Nemetschek SE	2,342	171,534
Nice Ltd.*	2,520	571,005
NortonLifeLock, Inc.	12,540	261,334
Oracle Corp. (London Stock Exchange)	43,228	2,580,712
Oracle Corp. (Tokyo Stock Exchange)	1,555	168,589
Paycom Software, Inc.*	1,115	347,099
Sage Group plc (The)	44,271	410,001
salesforce.com, Inc.*	19,437	4,884,907
SAP SE	42,352	6,595,198
ServiceNow, Inc.*	4,211	2,042,335
Synopsys, Inc.*	3,319	710,200
TeamViewer AG*	5,272	260,334
Temenos AG (Registered)	2,655	357,539
Trend Micro, Inc.	5,315	324,310
Tyler Technologies, Inc.*	888	309,521
WiseTech Global Ltd.	5,810	109,239

		67,468,968

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	359,466	41,629,757
Brother Industries Ltd.(x)	9,017	143,216
Canon, Inc.	40,571	673,392
FUJIFILM Holdings Corp.	14,574	718,142
Hewlett Packard Enterprise Co.	28,375	265,874
HP, Inc.	32,525	617,650
Logitech International SA (Registered)	6,669	516,071
NetApp, Inc.	4,990	218,762
Ricoh Co. Ltd.(x)	27,123	182,844
Seagate Technology plc	5,040	248,321
Seiko Epson Corp.(x)	11,317	130,096
Western Digital Corp.	6,525	238,489
Xerox Holdings Corp.	4,076	76,506

		45,659,120

Total Information Technology		221,439,679

Materials (2.7%)
Chemicals (1.5%)
Air Liquide SA	19,188	3,044,816
Air Products and Chemicals, Inc.	4,895	1,458,025
Air Water, Inc.	7,430	100,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Akzo Nobel NV	8,095	$819,820
Albemarle Corp.	2,264	202,130
Arkema SA	2,797	296,730
Asahi Kasei Corp.	50,873	444,090
BASF SE	37,251	2,268,371
Celanese Corp.	2,573	276,469
CF Industries Holdings, Inc.	4,730	145,258
Chr Hansen Holding A/S	4,278	475,457
Clariant AG (Registered)	8,077	158,799
Corteva, Inc.	16,415	472,916
Covestro AG(m)	7,051	350,095
Croda International plc	5,228	422,089
Daicel Corp.(x)	10,073	72,595
Dow, Inc.	16,215	762,916
DuPont de Nemours, Inc.	16,215	899,608
Eastman Chemical Co.	2,970	232,016
Ecolab, Inc.	5,470	1,093,125
EMS-Chemie Holding AG (Registered)	332	297,893
Evonik Industries AG	8,505	220,339
FMC Corp.	2,800	296,548
FUCHS PETROLUB SE (Preference)(q)	2,818	143,309
Givaudan SA (Registered)	375	1,616,260
ICL Group Ltd.	28,562	100,831
International Flavors & Fragrances, Inc.	2,345	287,145
Johnson Matthey plc	7,849	237,356
JSR Corp.	8,177	193,949
Kansai Paint Co. Ltd.	7,170	178,090
Koninklijke DSM NV	6,990	1,151,923
Kuraray Co. Ltd.	12,922	125,496
LANXESS AG	3,369	193,353
Linde plc	11,779	2,804,933
LyondellBasell Industries NV, Class A	5,616	395,872
Mitsubishi Chemical Holdings Corp.	51,901	299,660
Mitsubishi Gas Chemical Co., Inc.	6,387	118,495
Mitsui Chemicals, Inc.	7,450	180,221
Mosaic Co. (The)	7,675	140,222
Nippon Paint Holdings Co. Ltd.	5,925	609,742
Nippon Sanso Holdings Corp.	6,057	93,627
Nissan Chemical Corp.(x)	4,956	264,371
Nitto Denko Corp.	6,424	418,809
Novozymes A/S, Class B	8,660	544,706
Orica Ltd.	16,407	181,801
PPG Industries, Inc.	5,110	623,829
Sherwin-Williams Co. (The)	1,815	1,264,583
Shin-Etsu Chemical Co. Ltd.	14,306	1,867,247
Showa Denko KK	5,452	99,932
Sika AG (Registered)	5,750	1,412,603
Solvay SA	3,006	258,499
Sumitomo Chemical Co. Ltd.	60,379	199,924
Symrise AG	5,218	721,868
Teijin Ltd.(x)	7,208	111,759
Toray Industries, Inc.	56,206	257,023
Tosoh Corp.	10,522	171,079
Umicore SA(x)	7,995	332,898
Yara International ASA	7,182	276,535

		32,688,567

Construction Materials (0.2%)
CRH plc	31,848	1,150,068
HeidelbergCement AG	6,035	370,196
James Hardie Industries plc (CHDI)	17,967	427,950
LafargeHolcim Ltd. (Registered)*	19,431	885,733
Martin Marietta Materials, Inc.	1,347	317,030
Taiheiyo Cement Corp.	4,887	124,725
Vulcan Materials Co.	2,910	394,421

		3,670,123

Containers & Packaging (0.1%)
Amcor plc	35,524	392,540
Avery Dennison Corp.	1,780	227,555
Ball Corp.	7,180	596,802
International Paper Co.	8,595	348,441
Packaging Corp. of America	1,982	216,137
Sealed Air Corp.	3,335	129,431
Smurfit Kappa Group plc	9,166	359,668
Westrock Co.	5,570	193,502

		2,464,076

Metals & Mining (0.8%)
Anglo American plc	49,815	1,202,964
Antofagasta plc	15,993	210,863
ArcelorMittal SA*	29,073	387,716
BHP Group Ltd.	119,478	3,074,504
BHP Group plc	85,661	1,826,192
BlueScope Steel Ltd.	20,503	187,169
Boliden AB	11,093	329,817
Evolution Mining Ltd.	65,670	272,638
Evraz plc	20,610	91,897
Fortescue Metals Group Ltd.	68,682	803,980
Freeport-McMoRan, Inc.	31,820	497,665
Glencore plc*	405,305	839,676
Hitachi Metals Ltd.	8,677	133,387
JFE Holdings, Inc.	19,888	139,095
Maruichi Steel Tube Ltd.(x)	2,282	57,072
Mitsubishi Materials Corp.	4,522	89,277
Newcrest Mining Ltd.	32,767	738,538
Newmont Corp.	18,020	1,143,369
Nippon Steel Corp.*	32,681	308,673
Norsk Hydro ASA*	54,544	150,135
Northern Star Resources Ltd.	30,014	295,129
Nucor Corp.	6,615	296,749
Rio Tinto Ltd.	15,056	1,019,347
Rio Tinto plc	45,493	2,744,962
South32 Ltd.	198,723	291,387
Sumitomo Metal Mining Co. Ltd.	9,413	291,389
thyssenkrupp AG*	16,411	82,943
voestalpine AG	4,707	123,745

		17,630,278

Paper & Forest Products (0.1%)
Mondi plc	19,693	414,449
Oji Holdings Corp.	34,884	160,094
Stora Enso OYJ, Class R	23,594	369,732
Svenska Cellulosa AB SCA, Class B(x)*	24,572	336,821
UPM-Kymmene OYJ	21,647	658,849

		1,939,945

Total Materials		58,392,989

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	2,694	431,040
American Tower Corp. (REIT)	9,755	2,358,076
Apartment Investment and Management Co. (REIT), Class A	3,252	109,657
Ascendas REIT (REIT)	124,509	297,246
AvalonBay Communities, Inc. (REIT)	3,065	457,727
Boston Properties, Inc. (REIT)	3,145	252,543
British Land Co. plc (The) (REIT)	35,704	155,228
CapitaLand Commercial Trust (REIT)	109,185	132,174
CapitaLand Mall Trust (REIT)	104,464	148,739
Covivio (REIT)	1,946	137,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Crown Castle International Corp. (REIT)	9,150	$1,523,475
Daiwa House REIT Investment Corp. (REIT)	175	448,129
Dexus (REIT)	44,467	283,784
Digital Realty Trust, Inc. (REIT)	5,731	841,082
Duke Realty Corp. (REIT)	8,018	295,864
Equinix, Inc. (REIT)	1,959	1,489,095
Equity Residential (REIT)	7,660	393,188
Essex Property Trust, Inc. (REIT)	1,503	301,787
Extra Space Storage, Inc. (REIT)	2,813	300,963
Federal Realty Investment Trust (REIT)	1,513	111,115
Gecina SA (REIT)	1,859	245,946
GLP J-REIT (REIT)	200	308,745
Goodman Group (REIT)	66,741	858,961
GPT Group (The) (REIT)	79,004	221,405
Healthpeak Properties, Inc. (REIT)	10,850	294,577
Host Hotels & Resorts, Inc. (REIT)	15,745	169,889
Icade (REIT)	1,209	67,864
Iron Mountain, Inc. (REIT)	6,288	168,456
Japan Prime Realty Investment Corp. (REIT)	32	99,371
Japan Real Estate Investment Corp. (REIT)	53	270,982
Japan Retail Fund Investment Corp. (REIT)	106	164,145
Kimco Realty Corp. (REIT)	9,200	103,592
Klepierre SA (REIT)(x)	7,979	111,938
Land Securities Group plc (REIT)	28,568	192,364
Link REIT (REIT)	83,718	684,343
Mapletree Commercial Trust (REIT)	86,555	123,870
Mapletree Logistics Trust (REIT)	107,000	160,735
Mid-America Apartment Communities, Inc. (REIT)	2,485	288,136
Mirvac Group (REIT)	159,552	249,886
Nippon Building Fund, Inc. (REIT)	55	312,238
Nippon Prologis REIT, Inc. (REIT)	81	273,503
Nomura Real Estate Master Fund, Inc. (REIT)	165	207,445
Orix JREIT, Inc. (REIT)	106	163,524
Prologis, Inc. (REIT)	16,136	1,623,604
Public Storage (REIT)	3,355	747,226
Realty Income Corp. (REIT)	7,434	451,616
Regency Centers Corp. (REIT)	3,658	139,077
SBA Communications Corp. (REIT)	2,475	788,238
Scentre Group (REIT)	212,473	336,197
Segro plc (REIT)	44,477	534,662
Simon Property Group, Inc. (REIT)	6,740	435,943
SL Green Realty Corp. (REIT)	1,777	82,399
Stockland (REIT)	96,704	262,683
Suntec REIT (REIT)	79,235	84,818
UDR, Inc. (REIT)	6,395	208,541
Unibail-Rodamco-Westfield (REIT)(x)	5,612	207,075
United Urban Investment Corp. (REIT)	119	132,713
Ventas, Inc. (REIT)	8,139	341,512
Vicinity Centres (REIT)	129,528	127,993
Vornado Realty Trust (REIT)	3,410	114,951
Welltower, Inc. (REIT)	8,840	486,996
Weyerhaeuser Co. (REIT)	16,306	465,047

		23,781,481

Real Estate Management & Development (0.4%)
Aeon Mall Co. Ltd.	4,142	58,224
Aroundtown SA*	46,730	234,888
Azrieli Group Ltd.	1,721	76,678
CapitaLand Ltd.	103,909	207,617
CBRE Group, Inc., Class A*	7,290	342,411
City Developments Ltd.	18,394	103,453
CK Asset Holdings Ltd.	104,599	510,347
Daito Trust Construction Co. Ltd.(x)	2,606	231,051
Daiwa House Industry Co. Ltd.	22,911	588,663
Deutsche Wohnen SE	13,859	693,458
Hang Lung Properties Ltd.	81,886	208,812
Henderson Land Development Co. Ltd.	58,761	216,778
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	44,219	163,823
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	2,994	11,150
Hulic Co. Ltd.	12,269	115,077
Kerry Properties Ltd.	26,517	67,756
LEG Immobilien AG	2,799	399,563
Lendlease Corp. Ltd.	26,825	212,473
Mitsubishi Estate Co. Ltd.	47,941	724,584
Mitsui Fudosan Co. Ltd.	37,700	656,650
New World Development Co. Ltd.	62,055	302,102
Nomura Real Estate Holdings, Inc.	4,662	88,673
Pacific Century Premium Developments Ltd.*	18,551	4,880
Sino Land Co. Ltd.	126,110	146,766
Sumitomo Realty & Development Co. Ltd.(x)	12,483	369,311
Sun Hung Kai Properties Ltd.	52,481	672,802
Swire Pacific Ltd., Class A	20,142	97,668
Swire Properties Ltd.	47,335	125,073
Swiss Prime Site AG (Registered)	3,081	279,639
Tokyu Fudosan Holdings Corp.	24,754	106,571
UOL Group Ltd.	18,763	91,899
Vonovia SE	20,893	1,435,736
Wharf Real Estate Investment Co. Ltd.	71,287	291,822

		9,836,398

Total Real Estate		33,617,879

Utilities (1.8%)
Electric Utilities (1.1%)
Alliant Energy Corp.	5,244	270,853
American Electric Power Co., Inc.	10,850	886,771
AusNet Services	75,576	102,300
Chubu Electric Power Co., Inc.	26,067	317,060
Chugoku Electric Power Co., Inc. (The)(x)	11,759	147,223
CK Infrastructure Holdings Ltd.	26,810	125,463
CLP Holdings Ltd.	66,439	619,296
Duke Energy Corp.	15,939	1,411,558
Edison International	7,795	396,298
EDP - Energias de Portugal SA	112,638	553,623
Electricite de France SA	25,175	266,330
Elia Group SA/NV	1,253	125,103
Endesa SA	12,882	344,526
Enel SpA	329,872	2,864,329
Entergy Corp.	4,370	430,576
Evergy, Inc.	4,968	252,474
Eversource Energy	7,070	590,699
Exelon Corp.	21,350	763,476
FirstEnergy Corp.	11,830	339,639
Fortum OYJ	18,013	364,582
HK Electric Investments & HK Electric Investments Ltd.(m)	107,248	110,767
Iberdrola SA	240,922	2,965,228
Kansai Electric Power Co., Inc. (The)	28,484	276,111
Kyushu Electric Power Co., Inc.(x)	15,347	139,398
Mercury NZ Ltd.	27,626	93,216
NextEra Energy, Inc.	10,740	2,980,994
NRG Energy, Inc.	5,470	168,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Orsted A/S(m)	7,672	$1,058,236
Pinnacle West Capital Corp.	2,390	178,175
Power Assets Holdings Ltd.	56,126	295,192
PPL Corp.	16,800	457,128
Red Electrica Corp. SA	17,556	329,411
Siemens Energy AG*	15,514	418,343
Southern Co. (The)	23,005	1,247,331
SSE plc	41,772	650,335
Terna Rete Elettrica Nazionale SpA	57,064	399,804
Tohoku Electric Power Co., Inc.	17,293	173,283
Tokyo Electric Power Co. Holdings, Inc.*	58,565	161,013
Verbund AG	2,762	150,795
Xcel Energy, Inc.	11,490	792,925

		24,218,012

Gas Utilities (0.1%)
APA Group	47,854	354,832
Atmos Energy Corp.	2,559	244,615
Enagas SA	10,094	232,554
Hong Kong & China Gas Co. Ltd.	432,444	621,447
Naturgy Energy Group SA	11,966	239,935
Osaka Gas Co. Ltd.	15,172	295,595
Snam SpA	82,612	424,774
Toho Gas Co. Ltd.	2,912	144,363
Tokyo Gas Co. Ltd.	15,215	347,609

		2,905,724

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	14,530	263,138
Electric Power Development Co. Ltd.	5,525	85,260
Meridian Energy Ltd.	51,975	169,538
Uniper SE	8,163	263,745

		781,681

Multi-Utilities (0.5%)
AGL Energy Ltd.	25,916	253,273
Ameren Corp.	5,370	424,660
CenterPoint Energy, Inc.	11,040	213,624
CMS Energy Corp.	6,225	382,277
Consolidated Edison, Inc.	7,230	562,494
Dominion Energy, Inc.	18,002	1,420,898
DTE Energy Co.	4,210	484,318
E.ON SE	91,057	1,006,059
Engie SA*	74,077	990,075
National Grid plc	142,288	1,637,980
NiSource, Inc.	8,195	180,290
Public Service Enterprise Group, Inc.	11,025	605,383
RWE AG	23,686	888,019
Sempra Energy	6,170	730,281
Suez SA	14,016	259,469
Veolia Environnement SA	21,856	471,345
WEC Energy Group, Inc.	6,910	669,579

		11,180,024

Water Utilities (0.1%)
American Water Works Co., Inc.	3,928	569,088
Severn Trent plc	9,651	303,453
United Utilities Group plc	27,656	305,819

		1,178,360

Total Utilities		40,263,801

Total Common Stocks (53.3%) (Cost $839,611,437)		1,171,663,910

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.9%)
FHLB
2.500%, 2/13/24	$1,505,000	1,619,218
3.250%, 11/16/28	3,900,000	4,677,783
FHLMC
2.375%, 1/13/22	4,363,000	4,486,618
2.750%, 6/19/23(x)	7,682,000	8,205,070
FNMA
2.875%, 10/30/20	3,861,000	3,869,618
2.875%, 9/12/23	10,515,000	11,329,077
1.875%, 9/24/26	6,945,000	7,506,791

Total U.S. Government Agency Securities		41,694,175

U.S. Treasury Obligations (22.9%)
U.S. Treasury Bonds
8.000%, 11/15/21#	18,320,000	19,933,325
7.125%, 2/15/23	4,247,000	4,950,405
6.000%, 2/15/26	5,790,000	7,537,897
6.125%, 11/15/27	7,066,000	9,881,164
5.250%, 11/15/28	4,491,000	6,176,058
U.S. Treasury Notes
2.000%, 11/15/21	10,738,400	10,962,432
1.875%, 11/30/21	7,642,600	7,797,224
2.000%, 2/15/22	10,682,600	10,956,232
1.750%, 3/31/22	11,505,000	11,783,178
1.750%, 5/15/22	6,491,600	6,661,011
1.750%, 5/31/22	9,923,000	10,189,610
1.750%, 6/30/22	5,818,000	5,982,076
1.875%, 7/31/22	6,338,100	6,539,949
2.000%, 7/31/22	5,292,900	5,473,379
1.625%, 8/15/22	4,960,000	5,098,893
0.125%, 8/31/22	4,119,500	4,119,348
1.875%, 8/31/22	6,639,500	6,860,146
1.875%, 10/31/22	13,116,000	13,589,363
1.625%, 11/15/22	10,639,000	10,974,374
2.000%, 11/30/22	9,843,000	10,239,040
2.125%, 12/31/22	6,550,000	6,842,161
2.000%, 2/15/23	7,019,400	7,327,964
1.500%, 3/31/23	1,675,000	1,731,526
1.750%, 5/15/23	7,072,400	7,370,126
1.625%, 5/31/23	1,217,000	1,264,927
2.500%, 8/15/23	8,760,000	9,349,251
1.375%, 8/31/23	8,622,000	8,928,637
1.375%, 9/30/23	2,254,000	2,336,051
2.750%, 11/15/23#	15,218,000	16,443,016
2.125%, 11/30/23	10,761,000	11,425,746
2.250%, 12/31/23	10,241,200	10,930,759
2.500%, 1/31/24	6,753,500	7,275,316
2.750%, 2/15/24	17,216,000	18,707,625
2.125%, 3/31/24	6,873,000	7,338,347
2.250%, 11/15/24	5,005,000	5,420,532
1.500%, 11/30/24	7,588,600	7,990,341
2.000%, 2/15/25	5,092,700	5,483,018
0.500%, 3/31/25	4,248,000	4,297,299
2.125%, 5/15/25	7,579,000	8,230,821
0.250%, 6/30/25#	17,772,000	17,764,770
2.000%, 8/15/25#	19,170,000	20,772,587
0.250%, 8/31/25	3,818,000	3,815,037
2.250%, 11/15/25	5,019,000	5,518,192
1.625%, 2/15/26	9,575,000	10,244,681
1.500%, 8/15/26	14,770,200	15,748,374
2.000%, 11/15/26	13,253,700	14,552,108
2.250%, 2/15/27	7,918,000	8,839,975
2.375%, 5/15/27	8,771,500	9,890,394
2.250%, 8/15/27	8,059,500	9,042,794
2.250%, 11/15/27	9,306,000	10,466,406
2.750%, 2/15/28	5,049,000	5,875,566
2.875%, 5/15/28	5,952,000	7,006,341
2.875%, 8/15/28	922,000	1,089,120
3.125%, 11/15/28	6,260,300	7,543,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.625%, 2/15/29	$4,695,000	$5,487,386
2.375%, 5/15/29	4,742,200	5,459,554
1.625%, 8/15/29	3,528,900	3,843,324
1.500%, 2/15/30	3,261,000	3,519,888
0.625%, 5/15/30	8,832,400	8,807,910
0.625%, 8/15/30	3,424,000	3,407,009

Total U.S. Treasury Obligations		503,093,734

Total Long-Term Debt Securities (24.8%) (Cost $508,428,938)		544,787,909

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (15.8%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	344,418,531	344,659,624

Total Investment Companies		349,659,624

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,227,762, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $3,292,312.(xx)	3,227,757	3,227,757
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $4,400,026, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $4,878,149.(xx)	4,400,000	4,400,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $400,022, collateralized by various Common Stocks; total market value $444,545.(xx)	400,000	400,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		10,027,757

Total Short-Term Investments (16.3%) (Cost $359,724,217)		359,687,381

Total Investments in Securities (94.4%) (Cost $1,707,764,592)		2,076,139,200
Other Assets Less Liabilities (5.6%)		122,182,544

Net Assets (100%)		$2,198,321,744

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $51,222,028.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $9,497,832 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $23,130,461. This was collateralized by $9,239,873 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.375%, maturing 10/8/20-2/15/50 and by cash of $15,027,757 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar
CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.9%
Austria	0.0	#
Belgium	0.2
Chile	0.0	#
China	0.1
Denmark	0.7
Finland	0.3
France	2.6
Germany	2.4
Hong Kong	0.7
Ireland	0.2
Israel	0.1
Italy	0.5
Japan	6.6
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.1
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Russia	0.0	#
Singapore	0.2
South Africa	0.1
Spain	0.6
Sweden	0.8
Switzerland	2.7
United Arab Emirates	0.0	#
United Kingdom	3.2
United States	69.2
Cash and Other	5.6

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	63	12/2020	USD	5,837,580	(160,432)
Russell 2000 E-Mini Index	1,021	12/2020	USD	76,799,620	(1,043,637)
S&P 500 E-Mini Index	168	12/2020	USD	28,156,800	(435,481)
S&P Midcap 400 E-Mini Index	417	12/2020	USD	77,391,030	(909,955)
U.S. Treasury 10 Year Note	1,736	12/2020	USD	242,226,250	401,877

					(2,147,628)

Short Contracts
EURO STOXX 50 Index	(3,346)	12/2020	EUR	(125,301,186)	2,878,651
FTSE 100 Index	(295)	12/2020	GBP	(22,235,860)	738,387
SPI 200 Index	(337)	12/2020	AUD	(35,011,625)	390,714
TOPIX Index	(282)	12/2020	JPY	(43,463,803)	(565,930)

					3,441,822

					1,294,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	13,730,312	AUD	19,030,000	BNP Paribas	12/11/2020	97,474
USD	37,022,703	CHF	33,493,292	Bank of America	12/11/2020	580,759
USD	3,527,732	CHF	3,212,000	Citibank NA	12/11/2020	32,957
USD	17,435,306	EUR	14,664,815	Citibank NA	12/11/2020	214,119
USD	47,572,986	EUR	40,201,000	JPMorgan Chase Bank	12/11/2020	364,147
USD	11,040,246	EUR	9,362,992	Morgan Stanley	12/11/2020	45,097
USD	17,016,014	EUR	14,312,498	Natwest Markets plc	12/11/2020	208,562
USD	2,746,598	GBP	2,113,000	Citibank NA	12/11/2020	18,905
USD	46,597,473	GBP	36,004,485	Morgan Stanley	12/11/2020	118,923
USD	3,517,840	NOK	32,689,000	Credit Suisse	12/11/2020	12,665
USD	24,960,484	NZD	37,530,689	JPMorgan Chase Bank	12/11/2020	133,558

Total unrealized appreciation						1,827,166

AUD	3,200,571	USD	2,330,843	BNP Paribas	12/11/2020	(37,997)
EUR	2,309,000	USD	2,720,563	Citibank NA	12/11/2020	(9,058)
JPY	1,099,935,000	USD	10,511,464	Morgan Stanley	12/11/2020	(72,289)
NOK	13,026,789	USD	1,446,499	Morgan Stanley	12/11/2020	(49,664)
NZD	26,085,000	USD	17,423,528	JPMorgan Chase Bank	12/11/2020	(168,040)
NZD	11,445,689	USD	7,704,551	Natwest Markets plc	12/11/2020	(133,113)
SEK	315,437,071	USD	35,976,759	BNP Paribas	12/11/2020	(724,867)
SEK	98,446,929	USD	11,270,481	Credit Suisse	12/11/2020	(268,475)
USD	17,903,107	JPY	1,905,238,997	BNP Paribas	12/11/2020	(178,983)
USD	30,202,691	JPY	3,203,266,639	Morgan Stanley	12/11/2020	(198,615)

Total unrealized depreciation						(1,841,101)

Net unrealized depreciation						(13,935)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$66,635,785	$30,496,522	$—		$97,132,307
Consumer Discretionary	72,321,588	65,581,049	—		137,902,637
Consumer Staples	43,831,431	65,515,458	—		109,346,889
Energy	12,621,131	15,353,888	—		27,975,019
Financials	60,006,439	83,516,235	—	(b)	143,522,674
Health Care	88,342,266	79,002,286	—	(b)	167,344,552
Industrials	52,148,804	82,576,680	—		134,725,484
Information Technology	174,885,234	46,554,445	—		221,439,679
Materials	16,584,694	41,808,295	—		58,392,989
Real Estate	16,281,646	17,336,233	—		33,617,879
Utilities	17,917,690	22,346,111	—		40,263,801
Forward Currency Contracts	—	1,827,166	—		1,827,166
Futures	4,409,629	—	—		4,409,629
Short-Term Investments
Investment Companies	349,659,624	—	—		349,659,624
Repurchase Agreements	—	10,027,757	—		10,027,757
U.S. Government Agency Securities	—	41,694,175	—		41,694,175
U.S. Treasury Obligations	—	503,093,734	—		503,093,734

Total Assets	$975,645,961	$1,106,730,034	$—		$2,082,375,995

Liabilities:
Forward Currency Contracts	$—	$(1,841,101)	$—		$(1,841,101)
Futures	(3,115,435)	—	—		(3,115,435)

Total Liabilities	$(3,115,435)	$(1,841,101)	$—		$(4,956,536)

Total	$972,530,526	$1,104,888,933	$—		$2,077,419,459

(a)	A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,269,955
Aggregate gross unrealized depreciation	(161,822,797)

Net unrealized appreciation	$373,447,158

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,703,972,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.9%)
Affirm Asset Securitization Trust,
Series 2020-A A
2.950%, 2/18/25§	$626,000	$627,177
AmeriCredit Automobile Receivables Trust,
Series 2019-1 A2A
2.930%, 6/20/22	458,728	459,503
Series 2020-1 A2A
1.100%, 3/20/23	5,197,497	5,214,446
Chase Auto Credit Linked Notes,
Series 2020-1 C
1.389%, 1/25/28§	1,157,000	1,156,634
CPS Auto Receivables Trust,
Series 2020-C B
1.010%, 1/15/25§	3,801,000	3,797,107
Dryden 77 CLO Ltd.,
Series 2020-77A A
2.374%, 5/20/31(l)§	1,500,000	1,505,534
Dryden 78 CLO Ltd.,
Series 2020-78A C
3.217%, 4/17/33(l)§	2,120,000	2,079,143
Series 2020-78A D
4.267%, 4/17/33(l)§	850,000	802,139
Elevation CLO Ltd.,
Series 2020-11A C
3.523%, 4/15/33(l)§	1,870,000	1,769,925
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§	3,180,000	3,204,911
Series 2020-3A C
1.320%, 7/15/25	3,009,000	3,015,347
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§	1,662,032	1,667,646
Flagship Credit Auto Trust,
Series 2019-4 B
2.530%, 11/17/25§	3,600,000	3,729,533
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A A
2.308%, 4/20/31(l)§	2,400,000	2,409,353
Hertz Vehicle Financing II LP,
Series 2015-3A A
2.670%, 9/25/21§	1,757,737	1,756,923
Series 2017-1A A
2.960%, 10/25/21§	787,814	787,741
Series 2019-1A A
3.710%, 3/25/23§	1,123,997	1,125,603
Kayne CLO 7 Ltd.,
Series 2020-7A C
3.407%, 4/17/33(l)§	970,000	958,465
Magnetite XXVI Ltd.,
Series 2020-26A A
1.949%, 7/15/30(l)§	4,063,790	4,075,055
Marlette Funding Trust,
Series 2018-4A A
3.710%, 12/15/28§	348,030	350,605
OCP CLO Ltd.,
Series 2020-18A A
2.053%, 4/20/30(l)§	2,541,200	2,547,843
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	81,517	81,479
Series 2017-5 A2
2.780%, 9/25/26§	899,641	908,589
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	1,142,942	1,149,729
Series 2019-1 A
3.240%, 2/25/28§	702,781	707,233
Series 2019-3 A
2.900%, 5/25/28§	1,151,018	1,164,512
Voya CLO Ltd.,
Series 2019-1A DR
3.125%, 4/15/31(l)§	800,000	717,029
World Financial Network Credit Card Master Trust,
Series 2017-C A
2.310%, 8/15/24	2,325,000	2,326,752
Series 2018-A A
3.070%, 12/16/24	4,400,000	4,438,628
Series 2018-B M
3.810%, 7/15/25	2,180,000	2,158,699
Series 2019-B M
3.040%, 4/15/26	2,700,000	2,786,376

Total Asset-Backed Securities		59,479,659

Collateralized Mortgage Obligations (4.1%)
Bellemeade Re Ltd.,
Series 2018-2A M1B
1.498%, 8/25/28(l)§	198,674	198,497
Series 2019-1A M1B
1.898%, 3/25/29(l)§	2,374,800	2,372,017
Series 2019-3A M1B
1.748%, 7/25/29(l)§	1,577,484	1,542,556
Chase Mortgage Reference Notes,
Series 2019-CL1 M3
2.248%, 4/25/47(l)§	609,987	609,986
Eagle RE Ltd.,
Series 2020-1 M1A
1.048%, 1/25/30(l)§	2,700,000	2,679,371
FHLMC,
Series 3017 CF
0.452%, 8/15/25(l)	6,435	6,423
Series 3305 FT
0.552%, 7/15/34(l)	82,225	82,736
Series 3349 FE
0.642%, 7/15/37(l)	1,502,488	1,518,020
Series 3807 FM
0.652%, 2/15/41(l)	50,444	49,889
Series 3927 FH
0.602%, 9/15/41(l)	51,838	52,341
Series 4029 LD
1.750%, 1/15/27	2,931,542	2,995,150
Series 4087 FB
0.622%, 7/15/42(l)	1,448,748	1,459,334
Series 4286 VF
0.602%, 12/15/43(l)	1,253,394	1,261,739
Series 4350 KF
0.506%, 1/15/39(l)	582,497	578,080
Series 4457 BA
3.000%, 7/15/39	5,205,821	5,641,758
Series 4459 CA
5.000%, 12/15/34	1,006,714	1,108,735
Series 4483 A
3.000%, 12/15/29	1,478,653	1,514,548
Series 4486 JN
2.000%, 11/15/24	3,626,797	3,692,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 4941
4.000%, 12/15/47IO IO	$14,221,775	$1,738,700
Series 4976 MI
4.500%, 5/25/50IO IO	12,557,121	2,024,689
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-HQA3 M2
2.498%, 4/25/30(l)	3,140,651	3,158,321
FNMA,
Series 2006-42 CF
0.598%, 6/25/36(l)	75,028	75,610
Series 2007-109 GF
0.828%, 12/25/37(l)	115,508	118,005
Series 2010-39 FT
1.098%, 10/25/35(l)	2,799,191	2,865,634
Series 2011-53 FT
0.728%, 6/25/41(l)	256,763	260,150
Series 2011-86 KF
0.698%, 9/25/41(l)	236,758	240,448
Series 2011-86 NF
0.698%, 9/25/41(l)	115,248	116,605
Series 2012-65 FA
0.598%, 6/25/42(l)	54,843	55,202
Series 2013-121 FA
0.548%, 12/25/43(l)	866,618	872,360
Series 2014-49 AF
0.476%, 8/25/44(l)	2,835,264	2,832,969
Series 2014-54 LA
3.000%, 2/25/44	826,944	843,831
Series 2014-C04 1M2
5.048%, 11/25/24(l)	1,726,756	1,790,442
Series 2014-C04 2M2
5.148%, 11/25/24(l)	1,104,970	1,129,377
Series 2015-72 PC
3.000%, 10/25/43	1,001,853	1,005,224
Series 2015-C01 1M2
4.448%, 2/25/25(l)	844,340	858,087
Series 2015-C02 1M2
4.148%, 5/25/25(l)	179,125	181,203
Series 2016-C02 1M2
6.148%, 9/25/28(l)	1,031,077	1,091,132
Series 2016-C03 2M2
6.048%, 10/25/28(l)	1,805,159	1,907,003
Series 2016-C06 1M2
4.398%, 4/25/29(l)	1,086,770	1,111,340
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.048%, 11/26/29(l)§	2,017,372	1,975,797
NCUA Guaranteed Notes Trust,
Series 2010-R3 1A
0.715%, 12/8/20(l)	3,495,132	3,495,970
Series 2010-R3 2A
0.715%, 12/8/20(l)	391,465	391,465
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.146%, 3/27/24(l)§	753,262	677,936
Series 2019-2R A
2.896%, 5/27/23(l)§	1,440,680	1,353,417
Series 2019-3R A
2.846%, 10/27/22(l)§	405,898	390,219
Radnor RE Ltd.,
Series 2019-1 M1B
2.098%, 2/25/29(l)§	1,277,057	1,257,060
Series 2019-2 M1B
1.898%, 6/25/29(l)§	1,957,825	1,942,264
Series 2020-1 M1A
1.098%, 2/25/30(l)§	889,957	886,669

Total Collateralized Mortgage Obligations		64,010,330

Commercial Mortgage-Backed Securities (4.8%)
Ashford Hospitality Trust,
Series 2018-KEYS A
1.152%, 6/15/35(l)§	3,000,000	2,863,372
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§	1,250,000	1,075,792
Series 2017-SCH AF
1.152%, 11/15/33(l)§	3,005,000	2,855,233
BFLD Trust,
Series 2019-DPLO D
1.992%, 10/15/34(l)§	1,107,000	1,008,827
BHMS Mortgage Trust,
Series 2018-ATLS A
1.402%, 7/15/35(l)§	2,305,875	2,205,030
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§	2,000,000	2,086,131
Citigroup Commercial Mortgage Trust,
Series 2012-GC8 AS
3.683%, 9/10/45§	1,910,000	1,971,910
Series 2013-GC11 B
3.732%, 4/10/46(l)	2,000,000	2,032,932
CLNY Trust,
Series 2019-IKPR D
2.177%, 11/15/38(l)§	2,400,000	2,100,157
DBWF Mortgage Trust,
Series 2018-GLKS A
1.186%, 12/19/30(l)§	2,537,354	2,461,265
Great Wolf Trust,
Series 2019-WOLF A
1.186%, 12/15/36(l)§	3,950,000	3,816,989
GS Mortgage Securities Corp. Trust,
Series 2019-BOCA A
1.352%, 6/15/38(l)§	3,195,119	3,109,289
Series 2019-SMP A
1.302%, 8/15/32(l)§	1,550,000	1,493,835
GS Mortgage Securities Trust,
Series 2011-GC5 AS
5.209%, 8/10/44(l)§	4,500,000	4,591,317
Series 2011-GC5 D
5.555%, 8/10/44(l)§	260,000	207,768
Series 2012-GC6 B
5.839%, 1/10/45(l)§	2,600,000	2,649,438
Series 2012-GCJ7 AS
4.085%, 5/10/45	3,230,000	3,334,795
Series 2012-GCJ9 AS
3.124%, 11/10/45	3,133,190	3,241,768
Series 2014-GC22 A5
3.862%, 6/10/47	2,579,377	2,814,922
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8 C
4.778%, 10/15/45(l)§	3,752,000	3,027,210
Series 2020-NNN EFL
2.002%, 1/16/37(l)§	377,000	350,209
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C27 AS
3.634%, 2/15/48	1,453,948	1,565,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2011-C1 D
5.675%, 9/15/47(l)§	$2,180,000	$2,186,116
Series 2011-C3 C
5.419%, 7/15/49(l)§	1,700,000	1,541,251
Series 2015-XLF2 SNMA
2.102%, 11/15/26(l)§	1,155,083	928,557
Series 2019-BPR C
3.202%, 5/15/36(l)§	2,220,000	1,513,132
Natixis Commercial Mortgage Securities Trust,
Series 2018-850T A
0.936%, 7/15/33(l)§	1,450,000	1,424,926
Series 2019-MILE A
1.652%, 7/15/36(l)§	1,199,586	1,189,363
Starwood Retail Property Trust,
Series 2014-STAR A
1.622%, 11/15/27(l)§	4,557,485	3,151,785
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A3
2.533%, 12/10/45	3,762,420	3,785,216
Series 2013-C5 B
3.649%, 3/10/46(l)§	2,414,356	2,423,912
WFRBS Commercial Mortgage Trust,
Series 2011-C2 C
5.392%, 2/15/44(l)§	1,985,000	1,944,369
Series 2011-C3 C
5.335%, 3/15/44(l)§	1,700,000	1,618,141
Series 2013-C14 C
4.106%, 6/15/46(l)	2,247,689	1,958,782

Total Commercial Mortgage-Backed Securities		74,529,015

Corporate Bonds (7.1%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.125%, 2/17/26	2,943,000	3,386,774

Total Communication Services		3,386,774

Consumer Discretionary (0.5%)
Automobiles (0.1%)
Volkswagen Group of America Finance LLC
2.900%, 5/13/22§	1,709,000	1,766,367

Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,466,792
2.900%, 6/25/25	2,462,000	2,454,380

		3,921,172

Textiles, Apparel & Luxury Goods (0.2%)
Ralph Lauren Corp.
1.700%, 6/15/22	2,457,000	2,503,839

Total Consumer Discretionary		8,191,378

Consumer Staples (0.3%)
Tobacco (0.3%)
BAT International Finance plc
1.668%, 3/25/26	4,662,000	4,677,563

Total Consumer Staples		4,677,563

Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
BP Capital Markets America, Inc.
2.937%, 4/6/23	$2,808,000	$2,967,476
Marathon Petroleum Corp.
4.500%, 5/1/23	2,268,000	2,447,721
Sinopec Group Overseas Development 2018 Ltd.
2.500%, 8/8/24§	3,000,000	3,119,062
Valero Energy Corp.
2.700%, 4/15/23	1,570,000	1,627,690

		10,161,949

Total Energy		10,161,949

Financials (4.0%)
Banks (2.7%)
Australia & New Zealand Banking Group Ltd.
4.500%, 3/19/24§	2,000,000	2,200,477
Banco Santander SA
3.500%, 4/11/22	1,600,000	1,659,295
2.746%, 5/28/25	2,800,000	2,930,551
Bank of Nova Scotia (The)
2.500%, 1/8/21	3,055,000	3,073,060
Citigroup, Inc. (SOFR + 2.75%), 3.106%, 4/8/26(k)	2,107,000	2,273,902
Danske Bank A/S (ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§	1,582,000	1,679,705
Lloyds Banking Group plc
4.050%, 8/16/23	1,505,000	1,629,748
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	2,500,000	2,513,389
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/7/22	2,500,000	2,593,041
NatWest Markets plc
3.625%, 9/29/22§	4,775,000	5,010,522
Royal Bank of Canada
1.600%, 4/17/23	3,459,000	3,549,659
US Bank NA
2.650%, 5/23/22	4,000,000	4,141,901
Wells Fargo & Co.
3.069%, 1/24/23	3,081,000	3,177,281
Westpac Banking Corp.
2.650%, 1/25/21	5,197,000	5,233,707

		41,666,238

Capital Markets (0.3%)
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24	2,200,000	2,406,381
ING Bank NV
5.800%, 9/25/23§	275,000	307,522
UBS AG
1.750%, 4/21/22§	762,000	776,005

		3,489,908

Consumer Finance (0.6%)
Capital One Financial Corp.
2.600%, 5/11/23	1,368,000	1,430,764
General Motors Financial Co., Inc.
5.200%, 3/20/23	1,670,000	1,810,570
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25§	3,675,000	3,840,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
John Deere Capital Corp.
3.200%, 1/10/22	$1,989,000	$2,060,876

		9,142,224

Insurance (0.2%)
Metropolitan Life Global Funding I
2.400%, 6/17/22§	3,350,000	3,460,302

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 1/11/23§	3,034,000	3,171,919

Total Financials		60,930,591

Health Care (0.3%)
Pharmaceuticals (0.3%)
Royalty Pharma plc
0.750%, 9/2/23§	4,630,000	4,621,977

Total Health Care		4,621,977

Industrials (0.2%)
Aerospace & Defense (0.1%)
Leidos, Inc.
2.950%, 5/15/23§	813,000	852,496

Airlines (0.1%)
Southwest Airlines Co.
4.750%, 5/4/23	762,000	813,466
5.250%, 5/4/25	912,000	1,004,504

		1,817,970

Trading Companies & Distributors (0.0%)
Aviation Capital Group LLC
3.875%, 5/1/23§	314,000	310,742
5.500%, 12/15/24§	388,000	400,294

		711,036

Total Industrials		3,381,502

Information Technology (0.3%)
IT Services (0.3%)
International Business Machines Corp.
2.850%, 5/13/22	4,000,000	4,157,887

Software (0.0%)
Infor, Inc.
1.450%, 7/15/23§	933,000	946,062

Total Information Technology		5,103,949

Materials (0.3%)
Metals & Mining (0.3%)
Anglo American Capital plc
5.375%, 4/1/25§	3,363,000	3,862,774

Total Materials		3,862,774

Real Estate (0.3%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
WP Carey, Inc. (REIT)
4.600%, 4/1/24	4,100,000	4,550,267

Total Real Estate		4,550,267

Utilities (0.0%)
Electric Utilities (0.0%)
NextEra Energy Capital Holdings, Inc.
2.750%, 5/1/25	564,000	609,905

Total Utilities		609,905

Total Corporate Bonds		109,478,629

Foreign Government Security (0.2%)
United Arab Emirates Government Bond
0.750%, 9/2/23§	2,478,000	2,471,805

Total Foreign Government Security		2,471,805

Mortgage-Backed Securities (0.6%)
FHLMC UMBS
3.500%, 10/1/49	1,853,503	2,001,345
3.500%, 11/1/49	6,186,157	6,678,771

Total Mortgage-Backed Securities		8,680,116

Municipal Bonds (0.0%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	18,000	25,305
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491%, 11/1/39	6,000	8,799
City & County of Denver, General Obligation Bonds, Series 2010B
5.650%, 8/1/30	6,000	6,025
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000%, 11/1/40	8,000	11,784
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	8,000	8,032
6.395%, 1/1/40	6,000	8,935
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	6,000	9,496
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	8,000	12,649
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	7,000	9,774
City of New York, General Obligation Bonds, Series 2009-A1
5.206%, 10/1/31	6,000	7,485
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456%, 12/1/39	7,000	9,872
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	31,000	52,598
6.750%, 8/1/49	6,000	10,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	$6,000	$7,746
5.750%, 7/1/34	7,000	9,773
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	6,000	9,071
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138%, 5/1/49	6,000	9,619
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	37,000	55,096
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192%, 8/1/40	45,000	55,030
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	8,000	10,135
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	7,168
6.648%, 11/15/39	6,000	7,512
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462%, 10/1/46	9,000	15,972
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561%, 12/15/40	31,000	40,226
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718%, 1/1/49	8,000	13,780
Ohio State University, Revenue Bonds, Series 2010C
4.910%, 6/1/40	6,000	8,357
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	13,692
5.561%, 12/1/49	7,000	11,168
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	6,000	7,516
6.918%, 4/1/40	6,000	9,264
7.043%, 4/1/50	6,000	10,762
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263%, 4/1/49	7,000	11,926
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350%, 11/1/39	6,000	9,915
State of Georgia, General Obligation Bonds, Series 2009H
4.503%, 11/1/25	6,000	6,614
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	7,493
5.600%, 3/15/40	6,000	8,635
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	8,000	10,137
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481%, 8/1/39	6,000	8,801
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	7,917
5.140%, 8/1/40	6,000	8,802

Total Municipal Bonds		563,599

U.S. Government Agency Securities (32.7%)
FFCB
2.550%, 3/11/21	65,000,000	65,697,144
2.230%, 4/5/21	6,000,000	6,064,667
FHLB
2.625%, 10/1/20	48,010,000	48,010,000
3.000%, 10/12/21	35,635,000	36,670,649
2.625%, 12/10/21	15,000,000	15,441,273
2.875%, 12/10/21	25,000,000	25,809,860
1.625%, 12/20/21	5,000,000	5,092,800
1.375%, 2/17/23	14,835,000	15,238,429
5.500%, 7/15/36	12,000	18,783
FHLMC
2.750%, 6/19/23	2,717,000	2,902,001
0.250%, 8/24/23	13,000,000	13,001,394
1.500%, 2/12/25	25,500,000	26,731,377
FNMA
2.875%, 10/30/20	39,000,000	39,087,048
2.500%, 4/13/21	54,814,000	55,500,671
2.750%, 6/22/21	54,575,000	55,610,424
2.625%, 1/11/22	57,380,000	59,200,822
2.500%, 2/5/24	5,000,000	5,371,196
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	5,000,000	5,195,610
Iraq Government AID Bonds
2.149%, 1/18/22	10,289,000	10,543,505
Ukraine Government AID Bonds
1.471%, 9/29/21	14,700,000	14,861,966

Total U.S. Government Agency Securities		506,049,619

U.S. Treasury Obligations (28.1%)
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/24 TIPS	29,347,113	31,114,859
U.S. Treasury Notes
1.625%, 10/15/20	25,955,200	25,971,274
1.750%, 10/31/20	26,354,000	26,389,726
2.625%, 11/15/20	25,151,000	25,230,112
2.000%, 11/30/20	7,594,000	7,617,541
1.125%, 6/30/21	11,653,000	11,739,488
1.625%, 6/30/21	15,840,000	16,017,571
1.125%, 9/30/21	7,223,000	7,293,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.875%, 10/15/21	$19,524,200	$20,078,389
1.625%, 12/31/21	38,215,000	38,923,250
1.375%, 1/31/22	36,663,300	37,270,862
1.125%, 2/28/22	42,010,400	42,600,125
0.125%, 6/30/22	113,000,000	112,991,649
0.125%, 8/31/22	31,677,000	31,675,828

Total U.S. Treasury Obligations		434,914,619

Total Long-Term Debt Securities (81.5%) (Cost $1,250,956,920)		1,260,177,391

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (17.0%)
U.S. Treasury Bills
0.10%, 11/12/20(p)	37,790,000	37,785,696
0.10%, 12/10/20(p)	224,500,000	224,455,526

Total U.S. Treasury Obligations		262,241,222

Total Short-Term Investments (17.0%) (Cost $262,239,269)		262,241,222

Total Investments in Securities (98.5%) (Cost $1,513,196,189)		1,522,418,613
Other Assets Less Liabilities (1.5%)		23,220,555

Net Assets (100%)		$1,545,639,168

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $149,559,066 or 9.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020. (l) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(p)	Yield to maturity.

Glossary:

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	98	12/2020	USD	21,654,172	(1,632)
U.S. Treasury 10 Year Ultra Note	41	12/2020	USD	6,556,797	26,836

					25,204

Short Contracts
U.S. Treasury 5 Year Note	(538)	12/2020	USD	(67,804,813)	(65,590)

					(65,590)

					(40,386)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$59,479,659	$—	$59,479,659
Collateralized Mortgage Obligations	—	64,010,330	—	64,010,330
Commercial Mortgage-Backed Securities	—	74,529,015	—	74,529,015
Corporate Bonds
Communication Services	—	3,386,774	—	3,386,774
Consumer Discretionary	—	8,191,378	—	8,191,378
Consumer Staples	—	4,677,563	—	4,677,563
Energy	—	10,161,949	—	10,161,949
Financials	—	60,930,591	—	60,930,591
Health Care	—	4,621,977	—	4,621,977
Industrials	—	3,381,502	—	3,381,502
Information Technology	—	5,103,949	—	5,103,949
Materials	—	3,862,774	—	3,862,774
Real Estate	—	4,550,267	—	4,550,267
Utilities	—	609,905	—	609,905
Foreign Government Security	—	2,471,805	—	2,471,805
Futures	26,836	—	—	26,836
Mortgage-Backed Security	—	8,680,116	—	8,680,116
Municipal Bonds	—	563,599	—	563,599
Short-Term Investments
U.S. Treasury Obligations	—	262,241,222	—	262,241,222
U.S. Government Agency Securities	—	506,049,619	—	506,049,619
U.S. Treasury Obligations	—	434,914,619	—	434,914,619

Total Assets	$26,836	$1,522,418,613	$—	$1,522,445,449

Liabilities:
Futures	$(67,222)	$—	$—	$(67,222)

Total Liabilities	$(67,222)	$—	$—	$(67,222)

Total	$(40,386)	$1,522,418,613	$—	$1,522,378,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,912,926
Aggregate gross unrealized depreciation	(6,969,321)

Net unrealized appreciation	$8,943,605

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,513,434,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	1,100	$2,200
Anterix, Inc.*	9,100	297,661
ATN International, Inc.	5,700	285,798
Bandwidth, Inc., Class A*	9,600	1,675,872
Cincinnati Bell, Inc.*	22,552	338,280
Cogent Communications Holdings, Inc.	20,900	1,255,045
Consolidated Communications Holdings, Inc.*	41,422	235,691
IDT Corp., Class B*	500	3,290
Iridium Communications, Inc.*	58,600	1,498,988
Liberty Latin America Ltd., Class A*	20,500	169,125
Liberty Latin America Ltd., Class C(x)*	73,533	598,559
Ooma, Inc.*	5,300	69,165
ORBCOMM, Inc.(x)*	45,000	153,000
Vonage Holdings Corp.*	118,900	1,216,347

		7,799,021

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	26,162	123,223
Cinemark Holdings, Inc.	53,300	533,000
Eros STX Global Corp.(x)*	33,800	74,698
Gaia, Inc.*	100	983
Glu Mobile, Inc.*	66,500	510,387
IMAX Corp.*	33,100	395,876
Liberty Media Corp.-Liberty Braves, Class A*	7,500	156,600
Liberty Media Corp.-Liberty Braves, Class C*	16,500	346,665
Marcus Corp. (The)	6,600	51,018

		2,192,450

Interactive Media & Services (0.2%)
Cargurus, Inc.*	43,000	930,090
Cars.com, Inc.*	35,000	282,800
DHI Group, Inc.*	1,500	3,390
Eventbrite, Inc., Class A(x)*	32,100	348,285
EverQuote, Inc., Class A*	8,400	324,576
Liberty TripAdvisor Holdings, Inc., Class A*	88,600	153,278
QuinStreet, Inc.*	20,300	321,552
TrueCar, Inc.*	61,700	308,500
Yelp, Inc.*	37,800	759,402

		3,431,873

Media (0.3%)
AMC Networks, Inc., Class A*	19,300	476,903
Boston Omaha Corp., Class A*	6,700	107,200
Cardlytics, Inc.(x)*	12,900	910,353
Central European Media Enterprises Ltd., Class A*	39,700	166,343
comScore, Inc.*	5,600	11,424
Daily Journal Corp.(x)*	400	96,800
Emerald Holding, Inc.	17,100	34,884
Entercom Communications Corp., Class A	53,000	85,330
Entravision Communications Corp., Class A	13,900	21,128
EW Scripps Co. (The), Class A	21,965	251,280
Fluent, Inc.*	13,400	33,232
Gannett Co., Inc.(x)	41,521	53,977
Gray Television, Inc.*	41,800	575,586
Hemisphere Media Group, Inc.*	4,000	34,760
iHeartMedia, Inc., Class A*	19,300	156,716
Loral Space & Communications, Inc.	10,300	188,490
Meredith Corp.	20,100	263,712
MSG Networks, Inc., Class A*	31,100	297,627
National CineMedia, Inc.	31,200	84,708
Saga Communications, Inc., Class A	200	3,976
Scholastic Corp.	13,300	279,167
Sinclair Broadcast Group, Inc., Class A	25,900	498,057
TechTarget, Inc.*	12,000	527,520
TEGNA, Inc.	102,200	1,200,850
Tribune Publishing Co.	13,100	152,746
WideOpenWest, Inc.*	27,200	141,168

		6,653,937

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	13,800	140,691
Gogo, Inc.(x)*	28,100	259,644
Shenandoah Telecommunications Co.	24,728	1,098,789
Spok Holdings, Inc.	9,543	90,754

		1,589,878

Total Communication Services		21,667,159

Consumer Discretionary (13.9%)
Auto Components (0.6%)
Adient plc*	40,700	705,331
American Axle & Manufacturing Holdings, Inc.*	47,100	271,767
Cooper Tire & Rubber Co.	23,800	754,460
Cooper-Standard Holdings, Inc.*	9,900	130,779
Dana, Inc.	69,100	851,312
Dorman Products, Inc.*	14,000	1,265,320
Fox Factory Holding Corp.*	19,200	1,427,136
Gentherm, Inc.*	19,800	809,820
Goodyear Tire & Rubber Co. (The)	115,200	883,584
LCI Industries	12,700	1,349,883
Modine Manufacturing Co.*	6,200	38,750
Motorcar Parts of America, Inc.*	10,500	163,380
Standard Motor Products, Inc.	10,800	482,220
Stoneridge, Inc.*	12,500	229,625
Tenneco, Inc., Class A*	25,900	179,746
Visteon Corp.*	13,100	906,782
Workhorse Group, Inc.(x)*	46,200	1,167,936
XPEL, Inc.(m)*	200	5,216

		11,623,047

Automobiles (0.0%)
Winnebago Industries, Inc.	16,200	837,054

Distributors (0.8%)
Core-Mark Holding Co., Inc.	27,600	798,468
Funko, Inc., Class A(x)*	36,900	213,651
Greenlane Holdings, Inc., Class A(x)*	5,500	12,320
Pool Corp.	42,340	14,164,424
Weyco Group, Inc.	1,900	30,723

		15,219,586

Diversified Consumer Services (1.4%)
Adtalem Global Education, Inc.*	28,000	687,120
American Public Education, Inc.*	6,950	195,920
Carriage Services, Inc.	7,500	167,325
Chegg, Inc.*	225,931	16,140,511
Collectors Universe, Inc.	2,600	128,674
Franchise Group, Inc.	6,400	162,304
Houghton Mifflin Harcourt Co.*	18,300	31,659
K12, Inc.*	17,700	466,218
Laureate Education, Inc., Class A*	48,800	648,064
OneSpaWorld Holdings Ltd.(x)	44,300	287,950
Perdoceo Education Corp.*	34,500	422,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Regis Corp.*	25,610	$157,245
Strategic Education, Inc.	89,791	8,213,183
Vivint Smart Home, Inc.(x)*	34,800	594,384
WW International, Inc.*	21,700	409,479

		28,712,316

Hotels, Restaurants & Leisure (2.8%)
Accel Entertainment, Inc.(x)*	18,200	194,922
Biglari Holdings, Inc., Class B*	470	41,835
BJ’s Restaurants, Inc.	10,700	315,008
Bloomin’ Brands, Inc.	51,100	780,297
Bluegreen Vacations Corp.(x)	9,400	46,060
Boyd Gaming Corp.	39,200	1,203,048
Brinker International, Inc.	22,200	948,384
Caesars Entertainment, Inc.*	70,463	3,950,156
Carrols Restaurant Group, Inc.*	30,300	195,435
Cheesecake Factory, Inc. (The)(x)	22,000	610,280
Churchill Downs, Inc.	18,900	3,096,198
Chuy’s Holdings, Inc.*	12,500	244,750
Cracker Barrel Old Country Store, Inc.	11,185	1,282,472
Dave & Buster’s Entertainment, Inc.	19,800	300,168
Del Taco Restaurants, Inc.*	20,100	164,820
Denny’s Corp.*	29,712	297,120
Dine Brands Global, Inc.	8,000	436,720
El Pollo Loco Holdings, Inc.*	15,900	257,580
Everi Holdings, Inc.*	26,600	219,450
Golden Entertainment, Inc.*	20,000	276,600
Hilton Grand Vacations, Inc.*	42,400	889,552
International Game Technologyplc(x)	49,500	550,935
Jack in the Box, Inc.	13,700	1,086,547
Lindblad Expeditions Holdings, Inc.*	26,400	224,664
Marriott Vacations Worldwide Corp.	20,018	1,817,835
Monarch Casino & Resort, Inc.*	6,900	307,740
Nathan’s Famous, Inc.	200	10,250
Noodles & Co.*	26,500	182,055
Papa John’s International, Inc.	16,166	1,330,138
Penn National Gaming, Inc.*	197,011	14,322,700
Planet Fitness, Inc., Class A*	182,094	11,220,632
Red Rock Resorts, Inc., Class A	33,000	564,300
Ruth’s Hospitality Group, Inc.	13,700	151,522
Scientific Games Corp., Class A*	25,700	897,187
SeaWorld Entertainment, Inc.*	26,000	512,720
Shake Shack, Inc., Class A(x)*	17,500	1,128,400
Target Hospitality Corp.*	500	610
Texas Roadhouse, Inc.	33,700	2,048,623
Twin River Worldwide Holdings, Inc.	11,700	307,359
Wingstop, Inc.	15,200	2,077,080

		54,492,152

Household Durables (2.8%)
Beazer Homes USA, Inc.*	24,600	324,720
Casper Sleep, Inc.(x)*	8,600	61,834
Cavco Industries, Inc.*	4,800	865,488
Century Communities, Inc.*	12,500	529,125
Ethan Allen Interiors, Inc.	16,800	227,472
GoPro, Inc., Class A*	33,800	153,114
Green Brick Partners, Inc.*	7,800	125,580
Helen of Troy Ltd.*	12,500	2,419,000
Installed Building Products, Inc.*	10,400	1,058,200
iRobot Corp.(x)*	14,119	1,071,632
KB Home	45,300	1,739,067
La-Z-Boy, Inc.	25,600	809,728
Legacy Housing Corp.*	400	5,472
LGI Homes, Inc.*	11,400	1,324,338
Lifetime Brands, Inc.	500	4,725
Lovesac Co. (The)(x)*	10,600	293,726
M.D.C. Holdings, Inc.	23,613	1,112,172
M/I Homes, Inc.*	12,800	589,440
Meritage Homes Corp.*	17,900	1,975,981
NVR, Inc.*	2,730	11,146,918
Skyline Champion Corp.*	23,400	626,418
Sonos, Inc.*	32,400	491,832
Taylor Morrison Home Corp., Class A*	60,340	1,483,761
Tempur Sealy International, Inc.*	123,169	10,985,443
TopBuild Corp.*	74,450	12,707,870
TRI Pointe Group, Inc.*	71,275	1,292,929
Tupperware Brands Corp.*	24,900	501,984
Turtle Beach Corp.*	10,600	192,920
Universal Electronics, Inc.*	6,400	241,536

		54,362,425

Internet & Direct Marketing Retail (0.4%)
1-800-Flowers.com, Inc., Class A*	12,700	316,738
CarParts.com, Inc.(x)*	10,700	115,667
Duluth Holdings, Inc., Class B(x)*	12,200	149,084
Groupon, Inc.*	11,550	235,620
Lands’ End, Inc.*	20,600	268,418
Magnite, Inc.(x)*	48,238	335,013
Overstock.com, Inc.*	20,600	1,496,590
PetMed Express, Inc.(x)	9,700	306,714
Quotient Technology, Inc.*	33,500	247,230
RealReal, Inc. (The)*	32,000	463,040
Shutterstock, Inc.	9,700	504,788
Stamps.com, Inc.*	8,200	1,975,790
Stitch Fix, Inc., Class A(x)*	28,000	759,640
Waitr Holdings, Inc.(x)*	6,400	20,608

		7,194,940

Leisure Products (0.3%)
Acushnet Holdings Corp.	14,600	490,706
American Outdoor Brands, Inc.*	900	11,727
Callaway Golf Co.	47,000	899,580
Clarus Corp.	8,734	123,324
Johnson Outdoors, Inc., Class A	2,100	171,969
Malibu Boats, Inc., Class A*	9,700	480,732
MasterCraft Boat Holdings, Inc.*	7,600	132,924
Nautilus, Inc.*	15,400	264,264
Smith & Wesson Brands, Inc.	24,800	384,896
Sturm Ruger & Co., Inc.	8,300	507,628
Vista Outdoor, Inc.*	29,900	603,382
YETI Holdings, Inc.*	39,200	1,776,544

		5,847,676

Multiline Retail (0.1%)
Big Lots, Inc.	23,200	1,034,720
Dillard’s, Inc., Class A(x)	4,700	171,644
Macy’s, Inc.(x)	155,600	886,920

		2,093,284

Specialty Retail (4.3%)
Aaron’s, Inc.	34,300	1,943,095
Abercrombie & Fitch Co., Class A	38,100	530,733
American Eagle Outfitters, Inc.	87,000	1,288,470
America’s Car-Mart, Inc.*	3,300	280,104
Asbury Automotive Group, Inc.*	8,900	867,305
At Home Group, Inc.*	22,700	337,322
Bed Bath & Beyond, Inc.(x)	63,400	949,732
Boot Barn Holdings, Inc.(x)*	13,000	365,820
Buckle, Inc. (The)	11,600	236,524
Burlington Stores, Inc.*	24,840	5,119,276
Caleres, Inc.	19,600	187,376
Camping World Holdings, Inc., Class A	16,900	502,775
Cato Corp. (The), Class A	14,500	113,390
Conn’s, Inc.*	16,200	171,396
Designer Brands, Inc., Class A	28,300	153,669
Five Below, Inc.*	87,381	11,097,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Floor & Decor Holdings, Inc., Class A*	194,490	$14,547,852
Genesco, Inc.*	8,800	189,552
Group 1 Automotive, Inc.	8,500	751,315
Guess?, Inc.	23,700	275,394
Haverty Furniture Cos., Inc.	6,500	136,110
Hibbett Sports, Inc.*	4,600	180,412
Hudson Ltd., Class A*	40,400	307,040
Lithia Motors, Inc., Class A	50,740	11,565,676
Lumber Liquidators Holdings, Inc.*	19,400	427,770
MarineMax, Inc.*	13,000	333,710
Michaels Cos., Inc. (The)(x)*	47,600	459,578
Monro, Inc.	14,850	602,464
Murphy USA, Inc.*	14,700	1,885,569
National Vision Holdings, Inc.*	529,173	20,235,576
ODP Corp. (The)	28,890	561,910
OneWater Marine, Inc., Class A*	400	8,196
Rent-A-Center, Inc.	22,700	678,503
RH*	7,608	2,910,973
Sally Beauty Holdings, Inc.*	57,800	502,282
Shoe Carnival, Inc.	7,100	238,418
Signet Jewelers Ltd.	27,800	519,860
Sleep Number Corp.*	14,900	728,759
Sonic Automotive, Inc., Class A	12,200	489,952
Sportsman’s Warehouse Holdings, Inc.*	21,800	311,958
Urban Outfitters, Inc.*	34,400	715,864
Winmark Corp.	1,200	206,616
Zumiez, Inc.*	10,600	294,892

		84,210,575

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	35,900	1,534,007
Deckers Outdoor Corp.*	14,100	3,102,141
G-III Apparel Group Ltd.*	24,000	314,640
Kontoor Brands, Inc.	20,500	496,100
Lakeland Industries, Inc.(x)*	12,300	243,540
Movado Group, Inc.	12,000	119,280
Oxford Industries, Inc.	7,600	306,736
Steven Madden Ltd.	43,893	855,913
Vera Bradley, Inc.*	1,300	7,943
Wolverine World Wide, Inc.	42,700	1,103,368

		8,083,668

Total Consumer Discretionary		272,676,723

Consumer Staples (3.5%)
Beverages (0.1%)
Celsius Holdings, Inc.*	20,800	472,368
Coca-Cola Consolidated, Inc.	2,600	625,768
Cott Corp.	77,900	1,106,180
MGP Ingredients, Inc.	4,700	186,778
National Beverage Corp.(x)*	5,400	367,254
NewAge, Inc.(x)*	13,100	22,663

		2,781,011

Food & Staples Retailing (1.5%)
Andersons, Inc. (The)	13,900	266,463
BJ’s Wholesale Club Holdings, Inc.*	68,240	2,835,372
Casey’s General Stores, Inc.	51,810	9,204,046
Chefs’ Warehouse, Inc. (The)*	11,900	173,026
Grocery Outlet Holding Corp.*	309,985	12,188,610
HF Foods Group, Inc.(x)*	15,400	101,794
Ingles Markets, Inc., Class A	5,200	197,808
Natural Grocers by Vitamin Cottage, Inc.	5,700	56,202
Performance Food Group Co.*	64,400	2,229,528
PriceSmart, Inc.	12,700	843,915
Rite Aid Corp.(x)*	24,810	235,447
SpartanNash Co.	24,920	407,442
United Natural Foods, Inc.*	24,500	364,315
Village Super Market, Inc., Class A	3,200	78,752
Weis Markets, Inc.	4,800	230,400

		29,413,120

Food Products (1.5%)
Alico, Inc.	1,200	34,344
B&G Foods, Inc.(x)	36,100	1,002,497
Bridgford Foods Corp.*	400	7,324
Calavo Growers, Inc.	8,400	556,668
Cal-Maine Foods, Inc.*	18,200	698,334
Darling Ingredients, Inc.*	80,922	2,915,620
Farmer Bros Co.*	4,500	19,890
Fresh Del Monte Produce, Inc.	17,800	407,976
Freshpet, Inc.*	153,716	17,162,391
Hostess Brands, Inc.*	57,800	712,674
J & J Snack Foods Corp.	9,100	1,186,549
John B Sanfilippo & Son, Inc.	3,900	293,982
Lancaster Colony Corp.	9,700	1,734,360
Landec Corp.*	11,600	112,752
Limoneira Co.	5,700	81,510
Sanderson Farms, Inc.	9,800	1,156,106
Seneca Foods Corp., Class A*	1,800	64,314
Simply Good Foods Co. (The)*	40,700	897,435
Tootsie Roll Industries, Inc.(x)	5,872	181,445

		29,226,171

Household Products (0.1%)
Central Garden & Pet Co.*	3,600	143,748
Central Garden & Pet Co., Class A*	19,300	697,502
Oil-Dri Corp. of America	1,700	60,809
WD-40 Co.	7,000	1,325,170

		2,227,229

Personal Products (0.2%)
BellRing Brands, Inc., Class A*	18,505	383,794
Edgewell Personal Care Co.*	25,400	708,152
elf Beauty, Inc.*	15,200	279,224
Inter Parfums, Inc.	8,400	313,740
Lifevantage Corp.*	4,600	55,522
Medifast, Inc.	5,100	838,695
Nature’s Sunshine Products, Inc.*	8,200	94,874
Revlon, Inc., Class A(x)*	8,100	51,192
USANA Health Sciences, Inc.*	7,400	545,010
Veru, Inc.*	5,000	13,100

		3,283,303

Tobacco (0.1%)
Turning Point Brands, Inc.	4,100	114,390
Universal Corp.	12,000	502,560
Vector Group Ltd.	60,794	589,094

		1,206,044

Total Consumer Staples		68,136,878

Energy (0.9%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	62,200	334,636
Aspen Aerogels, Inc.*	2,500	27,375
Bristow Group, Inc.*	1,533	32,576
Cactus, Inc., Class A	24,400	468,236
ChampionX Corp.*	92,600	739,874
DMC Global, Inc.	6,500	214,110
Dril-Quip, Inc.*	18,400	455,584
Exterran Corp.*	16,100	66,976
Frank’s International NV*	66,200	101,948
Helix Energy Solutions Group, Inc.*	75,800	182,678
Liberty Oilfield Services, Inc., Class A	30,100	240,499
Matrix Service Co.*	15,100	126,085
National Energy Services Reunited Corp.*	19,700	125,686
Newpark Resources, Inc.*	53,500	56,175
NexTier Oilfield Solutions, Inc.*	65,892	121,900
Oceaneering International, Inc.*	46,600	164,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Oil States International, Inc.*	41,500	$113,295
Patterson-UTI Energy, Inc.	91,300	260,205
ProPetro Holding Corp.*	32,600	132,356
RPC, Inc.*	64,000	168,960
SEACOR Holdings, Inc.*	9,500	276,260
Select Energy Services, Inc., Class A*	33,400	128,256
Solaris Oilfield Infrastructure, Inc., Class A	25,300	160,402
Tidewater, Inc.*	25,450	170,770
Transocean Ltd.(x)*	291,400	235,131
US Silica Holdings, Inc.	61,700	185,100

		5,289,105

Oil, Gas & Consumable Fuels (0.6%)
Antero Resources Corp.(x)*	120,900	332,475
Arch Resources, Inc.(x)	10,700	454,536
Ardmore Shipping Corp.	6,700	23,852
Berry Corp.	14,000	44,380
Bonanza Creek Energy, Inc.*	11,500	216,200
Brigham Minerals, Inc., Class A	15,200	135,584
Clean Energy Fuels Corp.*	76,500	189,720
CNX Resources Corp.*	90,200	851,488
Comstock Resources, Inc.(x)*	38,400	168,192
CONSOL Energy, Inc.*	9,200	40,756
Contango Oil & Gas Co.(x)*	25,000	33,500
CVR Energy, Inc.	13,900	172,082
Delek US Holdings, Inc.	36,623	407,614
DHT Holdings, Inc.	41,900	216,204
Diamond S Shipping, Inc., Class S*	22,000	151,140
Dorian LPG Ltd.*	21,115	169,131
Energy Fuels, Inc.(x)*	13,500	22,680
Evolution Petroleum Corp.	8,100	18,144
Falcon Minerals Corp.	3,900	9,516
Frontline Ltd.(x)	58,800	382,200
Golar LNG Ltd.*	46,400	280,952
Goodrich Petroleum Corp.*	100	769
Green Plains, Inc.*	17,900	277,092
Gulfport Energy Corp.(x)*	37,900	19,977
International Seaways, Inc.	3,000	43,830
Kosmos Energy Ltd.	200,900	195,998
Magnolia Oil & Gas Corp., Class A*	46,900	242,473
Matador Resources Co.(x)*	49,800	411,348
Montage Resources Corp.*	639	2,805
NACCO Industries, Inc., Class A	500	9,105
NextDecade Corp.(x)*	3,900	11,622
Nordic American Tankers Ltd.(x)	65,800	229,642
Overseas Shipholding Group, Inc., Class A*	13,100	28,034
Ovintiv, Inc.	130,400	1,064,064
Par Pacific Holdings, Inc.*	19,700	133,369
PBF Energy, Inc., Class A	48,100	273,689
PDC Energy, Inc.*	48,211	597,576
Peabody Energy Corp.	65,300	150,190
PrimeEnergy Resources Corp.*	100	6,620
Range Resources Corp.	106,700	706,354
Renewable Energy Group, Inc.*	19,500	1,041,690
REX American Resources Corp.*	2,600	170,586
Scorpio Tankers, Inc.	21,976	243,274
SFL Corp. Ltd.	37,200	278,628
SM Energy Co.	52,000	82,680
Southwestern Energy Co.*	278,000	653,300
Talos Energy, Inc.*	21,600	139,320
Tellurian, Inc.(x)*	187,200	149,161
Uranium Energy Corp.*	1,800	1,794
W&T Offshore, Inc.(x)*	128,200	230,760
World Fuel Services Corp.	31,600	669,604

		12,385,700

Total Energy		17,674,805

Financials (10.1%)
Banks (3.8%)
1st Constitution Bancorp	1,100	13,090
1st Source Corp.	7,635	235,463
ACNB Corp.	2,500	52,000
Allegiance Bancshares, Inc.	6,700	156,579
Altabancorp	5,200	104,624
Amalgamated Bank, Class A	10,800	114,264
Amerant Bancorp, Inc.*	8,100	75,411
American National Bankshares, Inc.	6,400	133,888
Ameris Bancorp	39,920	909,378
Ames National Corp.	8,360	141,200
Arrow Financial Corp.	5,581	140,016
Atlantic Capital Bancshares, Inc.*	9,400	106,690
Atlantic Union Bankshares Corp.	41,744	892,069
Auburn National BanCorp, Inc.	300	10,878
Banc of California, Inc.	17,800	180,136
BancFirst Corp.	8,200	334,888
Bancorp, Inc. (The)*	18,800	162,432
BancorpSouth Bank	57,400	1,112,412
Bank First Corp.(x)	2,400	140,880
Bank of Commerce Holdings	7,500	52,275
Bank of Marin Bancorp	4,480	129,741
Bank of NT Butterfield & Son Ltd. (The)	26,100	581,508
Bank of Princeton (The)	1,300	23,621
Bank7 Corp.	1,800	16,920
BankFinancial Corp.	13,800	99,636
BankUnited, Inc.	45,700	1,001,287
Bankwell Financial Group, Inc.	2,700	38,205
Banner Corp.	19,900	641,974
Bar Harbor Bankshares	5,000	102,750
BayCom Corp.*	3,700	38,110
BCB Bancorp, Inc.	6,600	52,800
Berkshire Hills Bancorp, Inc.	17,900	180,969
Boston Private Financial Holdings, Inc.	44,810	247,351
Bridge Bancorp, Inc.	7,100	123,753
Brookline Bancorp, Inc.	33,856	292,685
Bryn Mawr Bank Corp.	4,500	111,915
Business First Bancshares, Inc.	5,100	76,500
Byline Bancorp, Inc.	11,400	128,592
C&F Financial Corp.	1,500	44,550
Cadence Bancorp	63,051	541,608
California Bancorp, Inc.*	1,900	21,527
Cambridge Bancorp	2,400	127,584
Camden National Corp.	9,125	275,803
Capital Bancorp, Inc.*	1,800	17,028
Capital City Bank Group, Inc.	8,800	165,352
Capstar Financial Holdings, Inc.	7,600	74,556
Carter Bank & Trust	9,500	63,175
Cathay General Bancorp	37,801	819,526
CB Financial Services, Inc.	600	11,448
CBTX, Inc.	8,200	133,988
Central Pacific Financial Corp.	18,000	244,260
Central Valley Community Bancorp	5,000	61,750
Century Bancorp, Inc., Class A	1,700	111,758
Chemung Financial Corp.	1,300	37,531
ChoiceOne Financial Services, Inc.	1,100	28,622
CIT Group, Inc.	49,200	871,332
Citizens & Northern Corp.	7,300	118,552
Citizens Holding Co.	700	15,694
City Holding Co.	7,300	420,553
Civista Bancshares, Inc.	7,000	87,640
CNB Financial Corp.	7,140	106,172
Coastal Financial Corp.*	2,400	29,400
Codorus Valley Bancorp, Inc.	2,628	34,427
Colony Bankcorp, Inc.	2,200	23,650
Columbia Banking System, Inc.	33,075	788,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Community Bank System, Inc.	27,296	$1,486,540
Community Bankers Trust Corp.	9,700	49,276
Community Financial Corp. (The)	1,500	32,025
Community Trust Bancorp, Inc.	6,900	194,994
ConnectOne Bancorp, Inc.	13,700	192,759
County Bancorp, Inc.	700	13,160
CrossFirst Bankshares, Inc.*	20,100	174,669
Customers Bancorp, Inc.*	17,000	190,400
CVB Financial Corp.	62,000	1,031,060
Dime Community Bancshares, Inc.	13,600	153,816
Eagle Bancorp Montana, Inc.(x)	700	12,334
Eagle Bancorp, Inc.	17,930	480,345
Enterprise Bancorp, Inc.	2,600	54,652
Enterprise Financial Services Corp.	15,490	422,412
Equity Bancshares, Inc., Class A*	6,600	102,300
Esquire Financial Holdings, Inc.*	1,800	27,000
Evans Bancorp, Inc.	1,600	35,600
Farmers & Merchants Bancorp, Inc.	2,600	52,026
Farmers National Banc Corp.	11,700	127,764
FB Financial Corp.	16,444	413,073
Fidelity D&D Bancorp, Inc.(x)	1,300	63,323
Financial Institutions, Inc.	6,000	92,400
First Bancorp (Nasdaq Stock Exchange)	17,188	359,745
First Bancorp (Quotrix Stock Exchange)	100,800	526,176
First Bancorp, Inc. (The)	5,340	112,567
First Bancshares, Inc. (The)	6,800	142,596
First Bank	3,700	22,940
First Busey Corp.	26,331	418,400
First Business Financial Services, Inc.	2,700	38,583
First Capital, Inc.(x)	1,100	61,655
First Choice Bancorp	3,200	42,528
First Commonwealth Financial Corp.	59,700	462,078
First Community Bankshares, Inc.	7,600	137,180
First Community Corp.	800	10,904
First Financial Bancorp	48,365	580,622
First Financial Bankshares, Inc.(x)	62,200	1,736,002
First Financial Corp.	4,300	135,020
First Foundation, Inc.	12,800	167,296
First Guaranty Bancshares, Inc.	1,360	16,470
First Internet Bancorp	4,700	69,231
First Interstate BancSystem, Inc., Class A	21,189	674,870
First Merchants Corp.	28,627	663,001
First Mid Bancshares, Inc.	5,400	134,730
First Midwest Bancorp, Inc.	70,400	758,912
First Northwest Bancorp	1,700	16,830
First of Long Island Corp. (The)	9,200	136,252
First Savings Financial Group, Inc.	100	5,434
First United Corp.	900	10,539
First Western Financial, Inc.*	900	11,655
Flushing Financial Corp.	18,450	194,094
FNCB Bancorp, Inc.	3,600	19,152
Franklin Financial Services Corp.	1,600	34,208
Fulton Financial Corp.	81,500	760,395
FVCBankcorp, Inc.*	4,400	44,000
German American Bancorp, Inc.	16,050	435,597
Glacier Bancorp, Inc.	47,730	1,529,746
Great Southern Bancorp, Inc.	3,900	141,258
Great Western Bancorp, Inc.	30,800	383,460
Guaranty Bancshares, Inc.	3,800	94,582
Hancock Whitney Corp.	44,002	827,678
Hanmi Financial Corp.	21,138	173,543
HarborOne Bancorp, Inc.	14,815	119,557
Hawthorn Bancshares, Inc.	1,452	27,501
HBT Financial, Inc.	4,300	48,246
Heartland Financial USA, Inc.	17,055	511,565
Heritage Commerce Corp.	20,900	139,089
Heritage Financial Corp.	17,866	328,556
Hilltop Holdings, Inc.	34,099	701,757
Home BancShares, Inc.	75,875	1,150,265
HomeTrust Bancshares, Inc.	9,100	123,578
Hope Bancorp, Inc.	66,285	502,772
Horizon Bancorp, Inc.	14,700	148,323
Howard Bancorp, Inc.*	7,000	62,860
Independent Bank Corp./MA	18,323	959,759
Independent Bank Corp./MI	9,300	116,901
Independent Bank Group, Inc.	18,230	805,401
International Bancshares Corp.	28,700	747,922
Investar Holding Corp.	3,900	49,998
Investors Bancorp, Inc.	135,172	981,349
Lakeland Bancorp, Inc.	18,810	187,159
Lakeland Financial Corp.	15,855	653,226
Landmark Bancorp, Inc.	700	14,945
LCNB Corp.	4,900	66,885
Level One Bancorp, Inc.	1,000	15,600
Limestone Bancorp, Inc.*	700	7,364
Live Oak Bancshares, Inc.	12,400	314,092
Macatawa Bank Corp.	12,200	79,666
Mackinac Financial Corp.	2,300	22,195
MainStreet Bancshares, Inc.*	2,200	26,928
Mercantile Bank Corp.	6,900	124,338
Meridian Corp.	800	12,904
Metrocity Bankshares, Inc.(x)	5,100	67,167
Metropolitan Bank Holding Corp.*	3,700	103,600
Mid Penn Bancorp, Inc.	2,100	36,351
Middlefield Banc Corp.(x)	600	11,580
Midland States Bancorp, Inc.	8,500	109,225
MidWestOne Financial Group, Inc.	5,200	92,924
MVB Financial Corp.	2,400	38,328
National Bank Holdings Corp., Class A	19,800	519,750
National Bankshares, Inc.	3,800	96,254
NBT Bancorp, Inc.	24,195	648,910
Nicolet Bankshares, Inc.*	3,200	174,752
Northeast Bank	3,800	69,920
Northrim BanCorp, Inc.	3,400	86,666
Norwood Financial Corp.	1,300	31,616
Oak Valley Bancorp	400	4,584
OceanFirst Financial Corp.	24,343	333,256
OFG Bancorp	26,100	325,206
Ohio Valley Banc Corp.	1,000	20,660
Old National Bancorp	80,280	1,008,317
Old Second Bancorp, Inc.	16,200	121,419
Origin Bancorp, Inc.	13,000	277,680
Orrstown Financial Services, Inc.	3,200	40,960
Pacific Premier Bancorp, Inc.	49,850	1,003,979
Park National Corp.	6,450	528,642
Parke Bancorp, Inc.	4,531	54,100
Partners Bancorp	1,700	9,571
PCB Bancorp	3,800	33,402
Peapack-Gladstone Financial Corp.	8,200	124,230
Penns Woods Bancorp, Inc.	3,210	63,718
Peoples Bancorp of North Carolina, Inc.	830	12,807
Peoples Bancorp, Inc.	6,900	131,721
Peoples Financial Services Corp.	2,200	76,472
Plumas Bancorp(x)	600	11,808
Preferred Bank	4,200	134,904
Premier Financial Bancorp, Inc.	5,400	58,320
Professional Holding Corp., Class A*	2,900	38,889
QCR Holdings, Inc.	5,000	137,050
RBB Bancorp	7,200	81,648
Red River Bancshares, Inc.	1,800	77,400
Reliant Bancorp, Inc.	3,700	53,650
Renasant Corp.	26,500	602,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Republic Bancorp, Inc., Class A	4,500	$126,720
Republic First Bancorp, Inc.*	18,400	36,432
Richmond Mutual BanCorp, Inc.	1,900	20,102
S&T Bancorp, Inc.	21,059	372,534
Salisbury Bancorp, Inc.	400	12,644
Sandy Spring Bancorp, Inc.	22,941	529,478
SB Financial Group, Inc.	1,000	13,490
Seacoast Banking Corp. of Florida*	27,000	486,810
Select Bancorp, Inc.*	6,100	43,859
ServisFirst Bancshares, Inc.	24,400	830,332
Shore Bancshares, Inc.	3,000	32,940
Sierra Bancorp	6,500	109,135
Silvergate Capital Corp., Class A*	3,500	50,400
Simmons First National Corp., Class A	48,718	772,424
SmartFinancial, Inc.	4,200	57,078
South Plains Financial, Inc.	3,200	39,712
South State Corp.	39,050	1,880,257
Southern First Bancshares, Inc.*	3,900	94,185
Southern National Bancorp of Virginia, Inc.	9,900	85,932
Southside Bancshares, Inc.	14,736	360,000
Spirit of Texas Bancshares, Inc.*	6,100	68,076
Stock Yards Bancorp, Inc.	12,150	413,586
Summit Financial Group, Inc.	3,600	53,316
SVB Financial Group*	42,406	10,203,732
Texas Capital Bancshares, Inc.*	25,200	784,476
Tompkins Financial Corp.	7,351	417,610
Towne Bank	29,009	475,748
TriCo Bancshares	10,782	264,051
TriState Capital Holdings, Inc.*	9,900	131,076
Triumph Bancorp, Inc.*	12,700	395,478
Trustmark Corp.	34,720	743,355
UMB Financial Corp.	23,460	1,149,775
United Bankshares, Inc.	61,102	1,311,860
United Community Banks, Inc.	36,600	619,638
United Security Bancshares	3,500	21,385
Unity Bancorp, Inc.	1,500	17,370
Univest Financial Corp.	9,538	137,061
Valley National Bancorp	204,577	1,401,352
Veritex Holdings, Inc.	24,420	415,873
Washington Trust Bancorp, Inc.	9,100	279,006
WesBanco, Inc.	31,975	682,986
West BanCorp, Inc.	8,300	131,472
Westamerica Bancorp	13,500	733,725

		75,035,760

Capital Markets (1.9%)
Ares Management Corp.	300,431	12,143,421
Artisan Partners Asset Management, Inc., Class A	27,100	1,056,629
Assetmark Financial Holdings, Inc.*	5,300	115,222
Associated Capital Group, Inc., Class A	3,830	138,378
B Riley Financial, Inc.	6,900	172,914
BGC Partners, Inc., Class A	151,900	364,560
Blucora, Inc.*	16,400	154,488
Brightsphere Investment Group, Inc.	40,100	517,290
Cohen & Steers, Inc.	11,366	633,541
Cowen, Inc., Class A	1,800	29,286
Diamond Hill Investment Group, Inc.	1,200	151,584
Donnelley Financial Solutions, Inc.*	15,400	205,744
Federated Hermes, Inc., Class B	45,700	983,007
Focus Financial Partners, Inc., Class A*	21,027	689,475
GAMCO Investors, Inc., Class A	6,530	75,552
Greenhill & Co., Inc.	12,700	144,145
Hamilton Lane, Inc., Class A	14,800	955,932
Houlihan Lokey, Inc.	25,100	1,482,155
Moelis & Co., Class A	25,500	896,070
Oppenheimer Holdings, Inc., Class A	5,400	120,528
Piper Sandler Cos	8,000	584,000
PJT Partners, Inc., Class A	170,506	10,334,369
Pzena Investment Management, Inc., Class A	14,200	76,112
Safeguard Scientifics, Inc.	10,830	59,348
Sculptor Capital Management, Inc.	11,000	129,140
Siebert Financial Corp.*	3,300	10,659
Silvercrest Asset Management Group, Inc., Class A	1,900	19,874
Stifel Financial Corp.	33,125	1,674,800
StoneX Group, Inc.*	10,900	557,644
Value Line, Inc.	300	7,410
Virtus Investment Partners, Inc.	4,995	692,557
Waddell & Reed Financial, Inc., Class A(x)	41,500	616,275
Westwood Holdings Group, Inc.	5,500	61,270
WisdomTree Investments, Inc.	44,300	141,760

		35,995,139

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	500	5,950
Curo Group Holdings Corp.	26,900	189,645
Encore Capital Group, Inc.*	17,050	657,959
Enova International, Inc.*	300	4,917
EZCORP, Inc., Class A*	27,600	138,828
FirstCash, Inc.	20,304	1,161,592
Green Dot Corp., Class A*	25,200	1,275,372
LendingClub Corp.*	39,540	186,233
Navient Corp.	95,400	806,130
Nelnet, Inc., Class A	10,450	629,613
Oportun Financial Corp.*	9,800	115,542
PRA Group, Inc.*	26,460	1,057,077
Regional Management Corp.*	7,000	116,620
World Acceptance Corp.*	1,920	202,656

		6,548,134

Diversified Financial Services (0.1%)
Alerus Financial Corp.	2,700	52,920
A-Mark Precious Metals, Inc.	600	20,232
Banco Latinoamericano de Comercio Exterior SA, Class E	10,920	132,678
Cannae Holdings, Inc.*	42,200	1,572,372
GWG Holdings, Inc.(x)*	1,700	14,620
Marlin Business Services Corp.	12,000	84,600
SWK Holdings Corp.(x)*	900	12,600

		1,890,022

Insurance (2.6%)
Ambac Financial Group, Inc.*	26,700	340,959
American Equity Investment Life Holding Co.	47,380	1,041,886
AMERISAFE, Inc.	8,790	504,194
Argo Group International Holdings Ltd.	16,910	582,211
BRP Group, Inc., Class A*	16,500	411,015
Citizens, Inc.(x)*	24,400	135,176
CNO Financial Group, Inc.	69,400	1,113,176
Crawford & Co., Class A	5,900	38,586
Donegal Group, Inc., Class A	9,400	132,258
eHealth, Inc.*	12,700	1,003,300
Employers Holdings, Inc.	18,300	553,575
Enstar Group Ltd.*	5,950	960,925
FBL Financial Group, Inc., Class A	2,900	139,780
FedNat Holding Co.	8,400	53,088
Genworth Financial, Inc., Class A*	262,800	880,380
GoHealth, Inc., Class A(x)*	541,370	7,051,344
Goosehead Insurance, Inc., Class A	132,176	11,445,120
Greenlight Capital Re Ltd., Class A(x)*	22,116	148,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
HCI Group, Inc.	3,400	$167,586
Heritage Insurance Holdings, Inc.	11,700	118,404
Horace Mann Educators Corp.	18,310	611,554
Independence Holding Co.	1,900	71,649
Investors Title Co.	800	104,048
James River Group Holdings Ltd.	14,500	645,685
Kinsale Capital Group, Inc.	67,344	12,807,482
MBIA, Inc.*	18,300	110,898
National General Holdings Corp.	33,400	1,127,250
National Western Life Group, Inc., Class A	1,130	206,530
NI Holdings, Inc.*	5,400	91,206
Palomar Holdings, Inc.*	11,600	1,209,184
ProAssurance Corp.	25,000	391,000
ProSight Global, Inc.*	3,200	36,288
Protective Insurance Corp., Class B	6,287	82,548
RLI Corp.	19,700	1,649,481
Safety Insurance Group, Inc.	8,350	576,902
Selective Insurance Group, Inc.	28,840	1,484,972
Selectquote, Inc.(x)*	15,600	315,900
State Auto Financial Corp.	6,800	93,568
Stewart Information Services Corp.	12,600	550,998
Third Point Reinsurance Ltd.*	30,200	209,890
Tiptree, Inc.	5,600	27,720
Trupanion, Inc.*	15,000	1,183,500
United Fire Group, Inc.	8,400	170,688
United Insurance Holdings Corp.	14,700	89,082
Universal Insurance Holdings, Inc.	12,500	173,000
Watford Holdings Ltd.*	6,200	142,228

		50,985,055

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Anworth Mortgage Asset Corp. (REIT)	75,400	123,656
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	635,638
Arbor Realty Trust, Inc. (REIT)	51,400	589,558
Ares Commercial Real Estate Corp. (REIT)	22,900	209,306
Arlington Asset Investment Corp. (REIT), Class A	48,900	138,876
ARMOUR Residential REIT, Inc. (REIT)	37,416	355,826
Blackstone Mortgage Trust, Inc. (REIT), Class A	68,700	1,509,339
Broadmark Realty Capital, Inc. (REIT)(x)	64,100	632,026
Capstead Mortgage Corp. (REIT)	34,510	193,946
Cherry Hill Mortgage Investment Corp. (REIT)	14,793	132,841
Chimera Investment Corp. (REIT)	95,600	783,920
Colony Credit Real Estate, Inc. (REIT)	32,400	159,084
Dynex Capital, Inc. (REIT)(x)	9,633	146,518
Ellington Financial, Inc. (REIT)	16,700	204,742
Ellington Residential Mortgage REIT (REIT)(x)	3,200	35,520
Granite Point Mortgage Trust, Inc. (REIT)	35,300	250,277
Great Ajax Corp. (REIT)	16,855	139,728
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	34,100	1,441,407
KKR Real Estate Finance Trust, Inc. (REIT)	6,400	105,792
Ladder Capital Corp. (REIT)	54,887	390,795
MFA Financial, Inc. (REIT)	226,100	605,948
New York Mortgage Trust, Inc. (REIT)	170,600	435,030
Orchid Island Capital, Inc. (REIT)	37,000	185,370
PennyMac Mortgage Investment Trust (REIT)	58,563	941,107
Ready Capital Corp. (REIT)	22,533	252,370
Redwood Trust, Inc. (REIT)	57,300	430,896
TPG RE Finance Trust, Inc. (REIT)	21,500	181,890
Two Harbors Investment Corp. (REIT)	136,500	694,785
Western Asset Mortgage Capital Corp. (REIT)(x)	69,000	140,760

		12,046,951

Thrifts & Mortgage Finance (0.8%)
Axos Financial, Inc.*	27,000	629,370
Bogota Financial Corp.(x)*	700	5,334
Bridgewater Bancshares, Inc.*	7,500	71,175
Capitol Federal Financial, Inc.	60,600	561,459
Columbia Financial, Inc.*	21,300	236,430
ESSA Bancorp, Inc.	3,400	41,922
Essent Group Ltd.	53,300	1,972,633
Federal Agricultural Mortgage Corp., Class C	3,700	235,542
Flagstar Bancorp, Inc.	18,900	560,007
FS Bancorp, Inc.	2,200	90,200
Greene County Bancorp, Inc.	300	6,507
Hingham Institution For Savings (The)	800	147,200
Home Bancorp, Inc.	3,200	77,280
HomeStreet, Inc.	10,800	278,208
Kearny Financial Corp.	53,184	383,457
Luther Burbank Corp.	14,500	121,075
Merchants Bancorp	6,900	135,999
Meridian Bancorp, Inc.	26,900	278,415
Meta Financial Group, Inc.	17,100	328,662
MMA Capital Holdings, Inc.*	1,600	36,016
Mr Cooper Group, Inc.*	35,361	789,258
NMI Holdings, Inc., Class A*	40,300	717,340
Northfield Bancorp, Inc.	19,358	176,545
Northwest Bancshares, Inc.	55,870	514,004
Oconee Federal Financial Corp.(x)	100	2,180
OP Bancorp	3,100	17,732
PCSB Financial Corp.	7,300	88,111
PDL Community Bancorp*	1,800	15,876
PennyMac Financial Services, Inc.	23,100	1,342,572
Pioneer Bancorp, Inc.*	1,100	9,768
Premier Financial Corp.	14,994	233,532
Provident Bancorp, Inc.	4,608	35,896
Provident Financial Holdings, Inc.	1,400	16,660
Provident Financial Services, Inc.	36,756	448,423
Prudential Bancorp, Inc.	2,900	30,566
Radian Group, Inc.	98,666	1,441,510
Riverview Bancorp, Inc.	8,000	33,200
Security National Financial Corp., Class A*	840	5,376
Southern Missouri Bancorp, Inc.	3,300	77,814
Standard AVB Financial Corp.(x)	600	19,590
Sterling Bancorp, Inc.	10,700	32,207
Territorial Bancorp, Inc.	5,700	115,311
Timberland Bancorp, Inc.	2,600	46,800
TrustCo Bank Corp.	47,300	246,906
Walker & Dunlop, Inc.	14,500	768,500
Washington Federal, Inc.	34,900	728,014
Waterstone Financial, Inc.	10,300	159,547
Western New England Bancorp, Inc.	9,600	54,048
WSFS Financial Corp.	23,171	624,922

		14,989,099

Total Financials		197,490,160

Health Care (23.6%)
Biotechnology (10.7%)
89bio, Inc.*	6,000	153,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Abeona Therapeutics, Inc.*	47,900	$48,858
ADC Therapeutics SA(x)*	106,146	3,501,757
Aduro Biotech, Inc.*	53,200	129,276
Adverum Biotechnologies, Inc.*	36,400	374,920
Aeglea BioTherapeutics, Inc.*	14,100	99,969
Affimed NV*	42,400	143,736
Agenus, Inc.*	71,700	286,800
Aimmune Therapeutics, Inc.*	27,200	937,040
Akcea Therapeutics, Inc.*	12,400	224,936
Akebia Therapeutics, Inc.*	59,423	149,152
Akero Therapeutics, Inc.*	7,900	243,241
Albireo Pharma, Inc.*	6,900	230,253
Alector, Inc.*	23,100	243,359
Allakos, Inc.(x)*	12,100	985,545
Allogene Therapeutics, Inc.*	170,521	6,430,347
Amicus Therapeutics, Inc.*	130,500	1,842,660
AnaptysBio, Inc.*	7,900	116,525
Anavex Life Sciences Corp.(x)*	38,200	173,810
Anika Therapeutics, Inc.*	6,600	233,574
Apellis Pharmaceuticals, Inc.*	28,500	859,845
Applied Genetic Technologies Corp.(x)*	4,200	20,412
Applied Therapeutics, Inc.*	5,400	112,104
Aprea Therapeutics, Inc.*	7,000	168,420
Aptinyx, Inc.*	3,200	10,816
Aravive, Inc.(x)*	1,200	5,640
Arcturus Therapeutics Holdings, Inc.*	6,500	278,850
Arcus Biosciences, Inc.*	14,700	251,958
Arcutis Biotherapeutics, Inc.(x)*	3,900	114,270
Ardelyx, Inc.*	27,700	145,425
Arena Pharmaceuticals, Inc.*	102,804	7,688,711
Arrowhead Pharmaceuticals, Inc.*	51,500	2,217,590
Ascendis Pharma A/S (ADR)*	40,242	6,210,145
Assembly Biosciences, Inc.*	11,200	184,128
Atara Biotherapeutics, Inc.*	29,500	382,320
Athenex, Inc.*	37,800	457,380
Athersys, Inc.(x)*	43,000	83,850
Atreca, Inc., Class A*	12,800	178,816
AVEO Pharmaceuticals, Inc.*	12,500	74,250
Avid Bioservices, Inc.*	31,900	243,078
Avrobio, Inc.*	11,100	144,522
Axcella Health, Inc.*	3,300	15,246
Beam Therapeutics, Inc.(x)*	17,300	425,926
BeiGene Ltd. (ADR)*	19,773	5,663,778
Beyondspring, Inc.*	12,200	162,382
BioCryst Pharmaceuticals, Inc.*	77,400	265,869
Biohaven Pharmaceutical Holding Co. Ltd.*	130,465	8,481,530
BioSpecifics Technologies Corp.*	3,200	169,056
Bioxcel Therapeutics, Inc.*	5,300	229,808
Black Diamond Therapeutics, Inc.(x)*	5,100	154,173
Blueprint Medicines Corp.*	120,516	11,171,833
BrainStorm Cell Therapeutics, Inc.(x)*	16,300	275,796
Bridgebio Pharma, Inc.(x)*	34,291	1,286,598
Cabaletta Bio, Inc.*	3,300	35,772
Calithera Biosciences, Inc.*	32,600	112,470
Calyxt, Inc.(x)*	10,900	59,841
CareDx, Inc.*	23,500	891,590
CASI Pharmaceuticals, Inc.*	15,200	23,256
Castle Biosciences, Inc.*	5,900	303,555
Catabasis Pharmaceuticals, Inc.*	2,000	12,380
Catalyst Biosciences, Inc.*	4,800	20,640
Catalyst Pharmaceuticals, Inc.*	57,600	171,072
Cellular Biomedicine Group, Inc.*	4,300	78,862
CEL-SCI Corp.(x)*	17,800	226,950
Centogene NV*	2,000	18,920
Checkpoint Therapeutics, Inc.(x)*	4,800	12,864
ChemoCentryx, Inc.*	22,200	1,216,560
Chimerix, Inc.*	57,100	142,179
Cidara Therapeutics, Inc.(x)*	2,000	5,700
Clovis Oncology, Inc.(x)*	28,400	165,572
Coherus Biosciences, Inc.(x)*	376,567	6,906,239
Concert Pharmaceuticals, Inc.*	15,800	155,156
Constellation Pharmaceuticals, Inc.*	13,500	273,510
ContraFect Corp.(x)*	5,200	27,456
Corbus Pharmaceuticals Holdings, Inc.(x)*	27,400	49,320
Cortexyme, Inc.(x)*	7,800	390,000
Crinetics Pharmaceuticals, Inc.*	11,600	181,772
Cue Biopharma, Inc.*	11,300	170,065
Cyclerion Therapeutics, Inc.*	17,980	109,318
Cytokinetics, Inc.*	32,500	703,625
CytomX Therapeutics, Inc.*	21,200	140,980
Deciphera Pharmaceuticals, Inc.*	137,307	7,043,849
Denali Therapeutics, Inc.*	31,300	1,121,479
DermTech, Inc.(x)*	1,400	16,730
Dicerna Pharmaceuticals, Inc.*	32,400	582,876
Dyadic International, Inc.(x)*	7,500	56,775
Dynavax Technologies Corp.(x)*	44,600	192,672
Eagle Pharmaceuticals, Inc.*	5,200	220,896
Editas Medicine, Inc.(x)*	27,600	774,456
Eidos Therapeutics, Inc.*	6,100	308,233
Eiger BioPharmaceuticals, Inc.*	18,500	150,590
Emergent BioSolutions, Inc.*	24,400	2,521,252
Enanta Pharmaceuticals, Inc.*	7,900	361,662
Enochian Biosciences, Inc.(x)*	14,300	51,194
Epizyme, Inc.*	54,200	646,606
Esperion Therapeutics, Inc.(x)*	13,300	494,361
Evelo Biosciences, Inc.(x)*	5,500	28,985
Exicure, Inc.*	10,800	18,900
Fate Therapeutics, Inc.*	32,200	1,287,034
Fennec Pharmaceuticals, Inc.*	2,200	13,332
FibroGen, Inc.*	42,600	1,751,712
Five Prime Therapeutics, Inc.*	27,400	128,780
Flexion Therapeutics, Inc.(x)*	17,900	186,339
Forma Therapeutics Holdings, Inc.*	7,900	393,736
Fortress Biotech, Inc.*	18,800	75,952
Frequency Therapeutics, Inc.(x)*	14,000	268,940
G1 Therapeutics, Inc.*	15,700	181,335
Galectin Therapeutics, Inc.(x)*	11,600	30,972
Galera Therapeutics, Inc.*	1,800	16,272
Genprex, Inc.(x)*	20,500	68,880
Geron Corp.(x)*	75,300	131,022
GlycoMimetics, Inc.*	35,700	109,599
Gossamer Bio, Inc.*	203,621	2,526,937
Gritstone Oncology, Inc.(x)*	15,400	40,810
Halozyme Therapeutics, Inc.*	67,700	1,779,156
Harpoon Therapeutics, Inc.*	9,700	164,803
Heron Therapeutics, Inc.*	43,700	647,634
Homology Medicines, Inc.*	11,500	123,050
Hookipa Pharma, Inc.*	4,100	38,827
iBio, Inc.(x)*	88,100	178,843
Ideaya Biosciences, Inc.(x)*	9,400	118,064
IGM Biosciences, Inc.*	3,500	258,335
ImmunoGen, Inc.*	106,300	382,680
Immunovant, Inc.*	17,100	601,749
Inovio Pharmaceuticals, Inc.(x)*	71,700	831,720
Insmed, Inc.*	50,400	1,619,856
Intellia Therapeutics, Inc.(x)*	22,500	447,300
Intercept Pharmaceuticals, Inc.(x)*	11,700	485,082
Invitae Corp.(x)*	57,500	2,492,625
Ironwood Pharmaceuticals, Inc.*	72,800	654,836
IVERIC bio, Inc.*	40,600	228,984
Jounce Therapeutics, Inc.*	29,300	239,088
Kadmon Holdings, Inc.*	105,500	413,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
KalVista Pharmaceuticals, Inc.*	12,100	$152,339
Karuna Therapeutics, Inc.*	7,700	595,364
Karyopharm Therapeutics, Inc.(x)*	43,400	633,640
Keros Therapeutics, Inc.(x)*	3,700	142,709
Kezar Life Sciences, Inc.*	34,100	165,044
Kindred Biosciences, Inc.*	21,600	92,664
Kiniksa Pharmaceuticals Ltd., Class A*	9,900	151,668
Kodiak Sciences, Inc.*	13,200	781,572
Krystal Biotech, Inc.*	4,900	210,945
Kura Oncology, Inc.*	26,400	808,896
La Jolla Pharmaceutical Co.(x)*	35,200	141,856
Legend Biotech Corp. (ADR)(x)*	120,110	3,707,796
Lexicon Pharmaceuticals, Inc.(x)*	27,742	39,948
Ligand Pharmaceuticals, Inc.(x)*	9,450	900,774
LogicBio Therapeutics, Inc.(x)*	2,400	21,792
MacroGenics, Inc.*	24,700	622,193
Madrigal Pharmaceuticals, Inc.*	48,703	5,782,507
Magenta Therapeutics, Inc.*	20,400	138,720
MannKind Corp.(x)*	29,300	55,084
Marker Therapeutics, Inc.(x)*	22,200	33,300
MediciNova, Inc.(x)*	18,500	96,940
MEI Pharma, Inc.*	49,300	153,816
MeiraGTx Holdings plc*	12,300	162,852
Mersana Therapeutics, Inc.*	22,900	426,398
Minerva Neurosciences, Inc.*	92,000	292,560
Mirati Therapeutics, Inc.*	18,300	3,038,715
Mirum Pharmaceuticals, Inc.(x)*	5,700	109,839
Molecular Templates, Inc.*	13,200	144,144
Momenta Pharmaceuticals, Inc.*	60,500	3,175,040
Morphic Holding, Inc.(x)*	7,300	199,582
Mustang Bio, Inc.*	18,000	56,700
Myriad Genetics, Inc.*	38,100	496,824
NantKwest, Inc.(x)*	18,700	129,685
Natera, Inc.*	34,800	2,513,952
Neoleukin Therapeutics, Inc.*	16,300	195,600
Neubase Therapeutics, Inc.*	4,300	32,637
NeuroBo Pharmaceuticals, Inc.*	500	2,810
Neurocrine Biosciences, Inc.*	89,390	8,595,742
NextCure, Inc.*	11,249	98,991
Novavax, Inc.(x)*	29,000	3,142,150
Nymox Pharmaceutical Corp.*	5,800	14,268
OPKO Health, Inc.(x)*	204,200	753,498
Organogenesis Holdings, Inc.*	12,800	49,152
Orgenesis, Inc.*	1,700	8,568
ORIC Pharmaceuticals, Inc.(x)*	7,000	175,070
Ovid therapeutics, Inc.*	21,800	125,132
Oyster Point Pharma, Inc.(x)*	6,100	128,771
Passage Bio, Inc.*	7,600	99,636
PDL BioPharma, Inc.*	82,900	261,135
PhaseBio Pharmaceuticals, Inc.(x)*	28,100	98,631
Pieris Pharmaceuticals, Inc.(x)*	30,900	63,963
Precigen, Inc.(x)*	41,100	143,850
Precision BioSciences, Inc.(x)*	24,200	149,072
Prevail Therapeutics, Inc.*	11,400	116,052
Protagonist Therapeutics, Inc.*	11,200	218,960
Protara Therapeutics, Inc.*	400	6,732
Prothena Corp. plc*	19,800	197,802
PTC Therapeutics, Inc.*	153,260	7,164,905
Puma Biotechnology, Inc.*	25,700	259,313
Radius Health, Inc.*	21,800	247,212
RAPT Therapeutics, Inc.*	6,400	206,080
REGENXBIO, Inc.*	18,700	514,624
Relay Therapeutics, Inc.(x)*	15,800	672,922
Replimune Group, Inc.*	8,200	188,764
Retrophin, Inc.*	24,000	443,040
REVOLUTION Medicines, Inc.*	18,900	657,720
Rhythm Pharmaceuticals, Inc.*	16,700	361,889
Rocket Pharmaceuticals, Inc.*	15,900	363,474
Rubius Therapeutics, Inc.(x)*	30,500	152,805
Sangamo Therapeutics, Inc.*	47,800	451,710
Sarepta Therapeutics, Inc.*	70,340	9,877,846
Savara, Inc.(x)*	20,100	21,909
Scholar Rock Holding Corp.*	10,400	183,976
Selecta Biosciences, Inc.(x)*	85,500	212,040
Seres Therapeutics, Inc.*	22,300	631,313
Soleno Therapeutics, Inc.*	12,300	30,873
Solid Biosciences, Inc.(x)*	23,700	48,111
Sorrento Therapeutics, Inc.(x)*	108,400	1,208,660
Spectrum Pharmaceuticals, Inc.*	56,000	228,480
Spero Therapeutics, Inc.*	7,206	80,419
SpringWorks Therapeutics, Inc.*	10,600	505,302
Stoke Therapeutics, Inc.*	8,600	288,014
Sutro Biopharma, Inc.(x)*	5,900	59,295
Syndax Pharmaceuticals, Inc.*	11,500	169,740
Syros Pharmaceuticals, Inc.*	18,500	163,540
TCR2 Therapeutics, Inc.*	7,600	154,432
TG Therapeutics, Inc.*	54,400	1,455,744
Translate Bio, Inc.(x)*	25,200	342,972
Turning Point Therapeutics, Inc.*	97,143	8,486,412
Twist Bioscience Corp.*	14,900	1,131,953
Ultragenyx Pharmaceutical, Inc.*	125,962	10,352,817
UroGen Pharma Ltd.(x)*	8,700	167,823
Vanda Pharmaceuticals, Inc.*	21,603	208,685
Vaxcyte, Inc.(x)*	8,900	439,482
VBI Vaccines, Inc.(x)*	138,700	396,682
Veracyte, Inc.*	28,100	912,969
Vericel Corp.*	28,200	522,546
Viela Bio, Inc.*	10,000	280,800
Viking Therapeutics, Inc.(x)*	30,200	175,764
Vir Biotechnology, Inc.*	183,272	6,291,728
Voyager Therapeutics, Inc.*	14,400	153,648
vTv Therapeutics, Inc., Class A(x)*	4,300	7,611
X4 Pharmaceuticals, Inc.*	4,100	27,757
XBiotech, Inc.(x)*	14,500	276,805
Xencor, Inc.*	27,600	1,070,604
XOMA Corp.(x)*	1,400	26,376
Y-mAbs Therapeutics, Inc.*	14,900	572,011
Zentalis Pharmaceuticals, Inc.(x)*	6,000	196,140
ZIOPHARM Oncology, Inc.(x)*	54,565	137,504

		210,836,548

Health Care Equipment & Supplies (4.8%)
Accelerate Diagnostics, Inc.(x)*	11,300	120,458
Accuray, Inc.*	74,267	178,241
Alphatec Holdings, Inc.*	36,000	239,040
AngioDynamics, Inc.*	27,300	329,238
Antares Pharma, Inc.*	41,700	112,590
Apyx Medical Corp.*	5,600	26,376
Aspira Women’s Health, Inc.(x)*	34,500	106,432
AtriCure, Inc.*	20,900	833,910
Atrion Corp.	700	438,200
Avanos Medical, Inc.*	25,500	847,110
Axogen, Inc.*	21,100	245,393
Axonics Modulation Technologies, Inc.(x)*	15,200	775,808
Bellerophon Therapeutics, Inc.*	2,300	23,414
Beyond Air, Inc.(x)*	2,600	13,494
BioLife Solutions, Inc.*	10,800	312,552
BioSig Technologies, Inc.(x)*	25,600	126,208
Cantel Medical Corp.	18,900	830,466
Cardiovascular Systems, Inc.*	15,100	594,185
Cerus Corp.*	72,400	453,224
Chembio Diagnostics, Inc.(x)*	38,300	186,138
Co-Diagnostics, Inc.(x)*	16,400	222,876
CONMED Corp.	12,800	1,006,976
CryoLife, Inc.*	16,300	301,061
CryoPort, Inc.(x)*	16,700	791,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cutera, Inc.*	15,300	$290,241
CytoSorbents Corp.*	20,100	160,297
Electromed, Inc.*	1,200	12,492
FONAR Corp.*	500	10,440
GenMark Diagnostics, Inc.*	34,400	488,480
Glaukos Corp.(x)*	21,076	1,043,684
Heska Corp.*	3,300	326,007
Inari Medical, Inc.(x)*	121,478	8,384,412
Inogen, Inc.*	8,600	249,400
Insulet Corp.*	43,305	10,245,530
Integer Holdings Corp.*	15,100	891,051
IntriCon Corp.*	10,000	121,800
Invacare Corp.	28,300	212,816
iRadimed Corp.*	4,700	100,486
iRhythm Technologies, Inc.*	84,800	20,191,728
Lantheus Holdings, Inc.*	33,100	419,377
LeMaitre Vascular, Inc.	7,600	247,228
LivaNova plc*	23,600	1,066,956
Meridian Bioscience, Inc.*	24,400	414,312
Merit Medical Systems, Inc.*	27,375	1,190,813
Mesa Laboratories, Inc.	2,300	585,948
Milestone Scientific, Inc.(x)*	2,800	3,892
Misonix, Inc.*	7,500	87,975
Natus Medical, Inc.*	16,700	286,071
Nemaura Medical, Inc.(x)*	800	2,840
Neogen Corp.*	25,533	1,997,957
Nevro Corp.*	16,700	2,326,310
NuVasive, Inc.*	26,800	1,301,676
OraSure Technologies, Inc.*	32,300	393,091
Orthofix Medical, Inc.*	11,400	354,996
OrthoPediatrics Corp.*	4,600	211,232
PAVmed, Inc.(x)*	4,600	8,188
Penumbra, Inc.*	55,969	10,879,254
Pulse Biosciences, Inc.(x)*	5,970	70,386
Quotient Ltd.*	25,100	129,014
Repro-Med Systems, Inc.*	14,300	103,246
Retractable Technologies, Inc.(x)*	10,600	70,596
Rockwell Medical, Inc.(x)*	43,300	46,331
SeaSpine Holdings Corp.*	17,300	247,390
Shockwave Medical, Inc.*	13,956	1,057,865
SI-BONE, Inc.*	11,700	277,524
Sientra, Inc.(x)*	62,100	211,140
Silk Road Medical, Inc.*	198,260	13,325,055
Soliton, Inc.(x)*	15,800	120,712
STAAR Surgical Co.*	22,500	1,272,600
Stereotaxis, Inc.*	9,800	35,084
Surgalign Holdings, Inc.*	42,200	76,382
Surmodics, Inc.*	5,400	210,114
Tactile Systems Technology, Inc.*	8,200	300,038
Tela Bio, Inc.*	500	8,270
TransMedics Group, Inc.*	11,200	154,336
Utah Medical Products, Inc.	1,500	119,805
Vapotherm, Inc.*	7,200	208,800
Varex Imaging Corp.*	18,300	232,776
ViewRay, Inc.*	57,300	200,550
VolitionRX Ltd.(x)*	4,200	13,482
Wright Medical Group NV*	68,345	2,087,256
Zynex, Inc.(x)*	2,000	34,900

		94,235,602

Health Care Providers & Services (3.1%)
1Life Healthcare, Inc.*	38,500	1,091,860
AdaptHealth Corp.*	7,400	161,394
Addus HomeCare Corp.*	6,900	652,119
Amedisys, Inc.*	60,340	14,266,186
American Renal Associates Holdings, Inc.*	18,100	124,890
AMN Healthcare Services, Inc.*	24,000	1,403,040
Apollo Medical Holdings, Inc.*	10,600	190,164
BioTelemetry, Inc.*	19,000	866,020
Brookdale Senior Living, Inc.*	88,100	223,774
Community Health Systems, Inc.*	46,300	195,386
CorVel Corp.*	6,000	512,580
Covetrus, Inc.*	48,900	1,193,160
Cross Country Healthcare, Inc.*	26,100	169,389
Ensign Group, Inc. (The)	26,100	1,489,266
Enzo Biochem, Inc.*	50,200	105,922
Exagen, Inc.*	2,100	22,764
Five Star Senior Living, Inc.*	1,100	5,577
Guardant Health, Inc.*	152,354	17,030,130
Hanger, Inc.*	16,800	265,776
HealthEquity, Inc.*	121,010	6,216,284
InfuSystem Holdings, Inc.*	2,900	37,178
Joint Corp. (The)*	10,400	180,856
LHC Group, Inc.*	14,973	3,182,661
Magellan Health, Inc.*	11,900	901,782
MEDNAX, Inc.*	41,300	672,364
National HealthCare Corp.	6,100	380,091
National Research Corp.	5,600	275,576
Ontrak, Inc.(x)*	7,300	438,000
Option Care Health, Inc.*	14,150	189,185
Owens & Minor, Inc.	32,050	804,776
Patterson Cos., Inc.	38,700	932,863
Pennant Group, Inc. (The)*	11,700	451,152
PetIQ, Inc.(x)*	8,700	286,404
Progyny, Inc.(x)*	13,100	385,533
Providence Service Corp. (The)*	4,900	455,259
R1 RCM, Inc.*	47,200	809,480
RadNet, Inc.*	18,500	283,975
Select Medical Holdings Corp.*	50,019	1,041,396
Sharps Compliance Corp.(x)*	1,600	10,032
Surgery Partners, Inc.*	11,700	256,230
Tenet Healthcare Corp.*	53,600	1,313,736
Tivity Health, Inc.*	20,732	290,663
Triple-S Management Corp., Class B*	11,013	196,802
US Physical Therapy, Inc.	6,200	538,656
Viemed Healthcare, Inc.*	14,200	122,688

		60,623,019

Health Care Technology (1.1%)
Allscripts Healthcare Solutions, Inc.*	88,300	718,762
American Well Corp., Class A*	112,080	3,322,051
Computer Programs and Systems, Inc.	8,300	229,163
Evolent Health, Inc., Class A*	27,900	346,239
GoodRx Holdings, Inc., Class A(x)*	53,334	2,965,370
Health Catalyst, Inc.*	16,100	589,260
HealthStream, Inc.*	9,900	198,693
HMS Holdings Corp.*	47,400	1,135,230
iCAD, Inc.(x)*	7,200	63,432
Inovalon Holdings, Inc., Class A*	37,900	1,002,455
Inspire Medical Systems, Inc.*	13,000	1,677,650
NantHealth, Inc.(x)*	29,300	68,562
NextGen Healthcare, Inc.*	27,800	354,172
Omnicell, Inc.*	20,900	1,560,394
OptimizeRx Corp.(x)*	5,600	116,760
Phreesia, Inc.*	12,300	395,199
Schrodinger, Inc.*	14,310	679,868
Simulations Plus, Inc.	6,300	474,768
Tabula Rasa HealthCare, Inc.(x)*	8,200	334,314
Teladoc Health, Inc.(x)*	20,606	4,517,660
Vocera Communications, Inc.*	12,100	351,868

		21,101,870

Life Sciences Tools & Services (2.7%)
10X Genomics, Inc., Class A*	126,098	15,721,898
Berkeley Lights, Inc.(x)*	38,244	2,920,312
Champions Oncology, Inc.*	500	4,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ChromaDex Corp.*	29,700	$119,097
Codexis, Inc.(x)*	24,000	281,760
Harvard Bioscience, Inc.*	3,100	9,331
ICON plc*	62,030	11,853,313
Luminex Corp.	19,100	501,375
Medpace Holdings, Inc.*	12,800	1,430,400
NanoString Technologies, Inc.*	19,200	858,240
NeoGenomics, Inc.*	51,600	1,903,524
Pacific Biosciences of California, Inc.*	81,700	806,379
Personalis, Inc.*	7,700	166,859
Quanterix Corp.(x)*	7,300	246,302
Repligen Corp.*	109,999	16,229,252

		53,052,667

Pharmaceuticals (1.2%)
AcelRx Pharmaceuticals, Inc.(x)*	13,400	19,028
Aerie Pharmaceuticals, Inc.*	17,700	208,329
Agile Therapeutics, Inc.(x)*	20,600	62,624
AMAG Pharmaceuticals, Inc.(x)*	25,253	237,378
Amneal Pharmaceuticals, Inc.*	50,300	195,164
Amphastar Pharmaceuticals, Inc.*	18,600	348,750
ANI Pharmaceuticals, Inc.*	6,100	172,081
Aquestive Therapeutics, Inc.(x)*	7,900	38,354
Arvinas, Inc.*	14,600	344,706
Avenue Therapeutics, Inc.*	500	5,415
Axsome Therapeutics, Inc.*	12,500	890,625
BioDelivery Sciences International, Inc.*	46,300	172,699
Cara Therapeutics, Inc.*	30,400	386,840
Cassava Sciences, Inc.(x)*	62,700	721,677
Cerecor, Inc.*	8,200	18,655
Chiasma, Inc.*	18,200	78,260
Collegium Pharmaceutical, Inc.*	15,400	320,628
Corcept Therapeutics, Inc.*	56,200	978,161
CorMedix, Inc.(x)*	14,400	86,832
Cymabay Therapeutics, Inc.*	35,100	254,124
Durect Corp.*	12,700	21,717
Eloxx Pharmaceuticals, Inc.(x)*	10,400	27,352
Endo International plc*	105,600	348,480
Eton Pharmaceuticals, Inc.(x)*	1,000	7,900
Evofem Biosciences, Inc.(x)*	75,109	177,257
Evolus, Inc.(x)*	32,100	125,511
Fulcrum Therapeutics, Inc.*	8,200	65,026
Harrow Health, Inc.*	1,900	10,621
IMARA, Inc.(x)*	2,800	56,952
Innoviva, Inc.*	33,200	346,940
Intersect ENT, Inc.*	19,300	314,783
Intra-Cellular Therapies, Inc.*	32,000	821,120
Kala Pharmaceuticals, Inc.(x)*	16,200	121,500
Kaleido Biosciences, Inc.(x)*	9,100	100,737
Lannett Co., Inc.*	26,400	161,304
Liquidia Technologies, Inc.(x)*	9,300	45,756
Lyra Therapeutics, Inc.(x)*	1,700	19,006
Mallinckrodt plc(x)*	41,000	39,905
Marinus Pharmaceuticals, Inc.(x)*	1,625	20,875
MyoKardia, Inc.*	25,138	3,427,064
NGM Biopharmaceuticals, Inc.*	9,500	151,145
Ocular Therapeutix, Inc.*	31,000	235,910
Omeros Corp.(x)*	25,900	261,720
Optinose, Inc.(x)*	25,000	97,500
Osmotica Pharmaceuticals plc*	13,700	74,117
Pacira BioSciences, Inc.*	21,300	1,280,556
Paratek Pharmaceuticals, Inc.(x)*	37,800	204,498
Phathom Pharmaceuticals, Inc.*	4,600	168,682
Phibro Animal Health Corp., Class A	8,000	139,200
Prestige Consumer Healthcare, Inc.*	22,700	826,734
Provention Bio, Inc.(x)*	21,100	270,713
Recro Pharma, Inc.*	25,700	53,970
Relmada Therapeutics, Inc.(x)*	7,000	263,340
Revance Therapeutics, Inc.*	222,485	5,593,273
Satsuma Pharmaceuticals, Inc.*	3,400	13,226
scPharmaceuticals, Inc.*	1,700	12,665
SIGA Technologies, Inc.*	28,500	195,795
Strongbridge Biopharma plc*	15,100	31,710
Supernus Pharmaceuticals, Inc.*	24,500	510,580
TherapeuticsMD, Inc.(x)*	106,800	168,744
Theravance Biopharma, Inc.(x)*	26,200	387,367
Tricida, Inc.*	20,300	183,918
Verrica Pharmaceuticals, Inc.(x)*	7,600	58,824
VYNE Therapeutics, Inc.(x)*	31,600	52,456
WaVe Life Sciences Ltd.*	16,200	137,538
Xeris Pharmaceuticals, Inc.(x)*	20,700	122,751
Zogenix, Inc.*	27,700	496,661

		23,793,729

Total Health Care		463,643,435

Industrials (14.6%)
Aerospace & Defense (1.1%)
AAR Corp.	17,100	321,480
Aerojet Rocketdyne Holdings, Inc.*	35,500	1,416,095
AeroVironment, Inc.*	10,000	600,100
Astronics Corp.*	19,000	146,680
Axon Enterprise, Inc.*	158,570	14,382,299
Cubic Corp.	14,800	860,916
Ducommun, Inc.*	4,600	151,432
Kaman Corp.	14,300	557,271
Kratos Defense & Security Solutions, Inc.*	59,500	1,147,160
Maxar Technologies, Inc.	38,500	960,190
Moog, Inc., Class A	15,100	959,303
National Presto Industries, Inc.	2,100	171,906
PAE, Inc.*	24,300	206,550
Park Aerospace Corp.	9,000	98,280
Parsons Corp.*	8,700	291,798
Triumph Group, Inc.	12,900	83,979
Vectrus, Inc.*	5,200	197,600

		22,553,039

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	27,700	694,162
Atlas Air Worldwide Holdings, Inc.*	16,600	1,010,940
Echo Global Logistics, Inc.*	12,300	316,971
Forward Air Corp.	16,700	958,246
Hub Group, Inc., Class A*	15,000	752,925
Radiant Logistics, Inc.*	5,800	29,812

		3,763,056

Airlines (0.1%)
Allegiant Travel Co.	6,490	777,502
Hawaiian Holdings, Inc.	25,400	327,406
Mesa Air Group, Inc.*	25,100	74,045
SkyWest, Inc.	23,800	710,668
Spirit Airlines, Inc.(x)*	43,100	693,910

		2,583,531

Building Products (1.9%)
AAON, Inc.	20,562	1,238,861
Advanced Drainage Systems, Inc.	25,100	1,567,244
Alpha Pro Tech Ltd.(x)*	4,500	66,510
American Woodmark Corp.*	7,200	565,488
Apogee Enterprises, Inc.	12,300	262,851
Armstrong World Industries, Inc.	89,861	6,183,335
Builders FirstSource, Inc.*	59,400	1,937,628
Caesarstone Ltd.(x)	9,800	96,040
Cornerstone Building Brands, Inc.*	12,900	102,942
CSW Industrials, Inc.	6,700	517,575
Gibraltar Industries, Inc.*	17,700	1,152,978
Griffon Corp.	15,100	295,054
Insteel Industries, Inc.	5,400	100,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
JELD-WEN Holding, Inc.*	31,717	$716,804
Masonite International Corp.*	14,400	1,416,960
Patrick Industries, Inc.	9,900	569,448
PGT Innovations, Inc.*	22,700	397,704
Quanex Building Products Corp.	13,900	256,316
Resideo Technologies, Inc.*	61,700	678,700
Simpson Manufacturing Co., Inc.	21,200	2,059,792
Trex Co., Inc.*	218,920	15,674,672
UFP Industries, Inc.	33,100	1,870,481

		37,728,363

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	35,200	1,290,432
ACCO Brands Corp.	38,700	224,460
Advanced Disposal Services, Inc.*	39,900	1,206,177
Brady Corp., Class A	24,900	996,498
BrightView Holdings, Inc.*	16,000	182,400
Brink’s Co. (The)	27,100	1,113,539
Casella Waste Systems, Inc., Class A*	21,700	1,211,945
CECO Environmental Corp.*	8,000	58,320
Cimpress plc*	11,200	841,792
CompX International, Inc.	100	1,495
Copart, Inc.*	100,112	10,527,778
Covanta Holding Corp.	57,000	441,750
Deluxe Corp.	24,800	638,104
Ennis, Inc.	10,600	184,864
Harsco Corp.*	41,400	575,874
Healthcare Services Group, Inc.	34,500	742,785
Heritage-Crystal Clean, Inc.*	3,100	41,385
Herman Miller, Inc.	31,000	934,960
HNI Corp.	22,100	693,498
Interface, Inc.	22,500	137,700
KAR Auction Services, Inc.	64,400	927,360
Kimball International, Inc., Class B	13,800	145,452
Knoll, Inc.	29,700	358,182
Matthews International Corp., Class A	17,344	387,812
McGrath RentCorp	10,300	613,777
NL Industries, Inc.	500	2,125
PICO Holdings, Inc.*	6,100	54,656
Pitney Bowes, Inc.	88,500	469,935
Quad/Graphics, Inc.	22,700	68,781
SP Plus Corp.*	2,000	35,900
Steelcase, Inc., Class A	44,100	445,851
Tetra Tech, Inc.	26,300	2,511,650
UniFirst Corp.	7,300	1,382,401
US Ecology, Inc.	14,290	466,854
Viad Corp.	8,000	166,640
VSE Corp.	1,800	55,152

		30,138,284

Construction & Engineering (1.0%)
Aegion Corp.*	8,200	115,866
Ameresco, Inc., Class A*	10,200	340,680
API Group Corp.(m)*	69,800	993,254
Arcosa, Inc.	22,600	996,434
Argan, Inc.	6,700	280,797
Comfort Systems USA, Inc.	20,900	1,076,559
Concrete Pumping Holdings, Inc.*	7,500	26,775
Construction Partners, Inc., Class A*	9,300	169,260
Dycom Industries, Inc.*	15,000	792,300
EMCOR Group, Inc.	29,800	2,017,758
Fluor Corp.	70,200	618,462
Granite Construction, Inc.	21,421	377,224
Great Lakes Dredge & Dock Corp.*	26,100	248,211
HC2 Holdings, Inc.(x)*	1,300	3,146
IES Holdings, Inc.*	1,400	44,478
Jacobs Engineering Group, Inc.	90,040	8,353,010
MasTec, Inc.*	27,500	1,160,500
MYR Group, Inc.*	5,600	208,208
Northwest Pipe Co.*	2,200	58,212
NV5 Global, Inc.*	3,900	205,803
Primoris Services Corp.	22,900	413,116
Sterling Construction Co., Inc.*	14,400	203,904
Tutor Perini Corp.*	15,000	166,950
WillScot Mobile Mini Holdings Corp.*	83,163	1,387,159

		20,258,066

Electrical Equipment (1.2%)
Allied Motion Technologies, Inc.	2,400	99,072
American Superconductor Corp.(x)*	6,600	95,568
AMETEK, Inc.	93,785	9,322,229
Atkore International Group, Inc.*	28,300	643,259
AZZ, Inc.	13,300	453,796
Bloom Energy Corp., Class A(x)*	42,400	761,928
Encore Wire Corp.	12,200	566,324
EnerSys	21,400	1,436,368
LSI Industries, Inc.	1,400	9,450
Orion Energy Systems, Inc.*	2,500	18,925
Plug Power, Inc.*	180,100	2,415,141
Powell Industries, Inc.	1,600	38,608
Preformed Line Products Co.	800	38,976
Sunrun, Inc.*	59,700	4,601,079
Thermon Group Holdings, Inc.*	6,100	68,503
TPI Composites, Inc.*	13,200	382,272
Ultralife Corp.*	700	4,130
Vicor Corp.*	11,500	893,895
Vivint Solar, Inc.*	29,700	1,257,795

		23,107,318

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	17,600	378,752

Machinery (3.5%)
Alamo Group, Inc.	5,100	550,953
Albany International Corp., Class A	17,900	886,229
Altra Industrial Motion Corp.	33,093	1,223,448
Astec Industries, Inc.	11,400	618,450
Barnes Group, Inc.	24,610	879,562
Blue Bird Corp.*	4,300	52,288
Chart Industries, Inc.*	18,500	1,299,995
CIRCOR International, Inc.*	10,700	292,645
Columbus McKinnon Corp.	9,300	307,830
Douglas Dynamics, Inc.	9,400	321,480
Eastern Co. (The)	1,600	31,232
Energy Recovery, Inc.*	15,600	127,920
Enerpac Tool Group Corp.*	31,200	586,872
EnPro Industries, Inc.	9,700	547,177
ESCO Technologies, Inc.	13,600	1,095,616
Evoqua Water Technologies Corp.*	44,027	934,253
Federal Signal Corp.	27,900	816,075
Franklin Electric Co., Inc.	26,400	1,553,112
Gencor Industries, Inc.*	3,500	38,605
Gorman-Rupp Co. (The)	6,143	180,973
Graham Corp.	2,800	35,756
Greenbrier Cos., Inc. (The)	17,400	511,560
Helios Technologies, Inc.	12,000	436,800
Hillenbrand, Inc.	34,026	964,977
Hurco Cos., Inc.	1,500	42,600
Hyster-Yale Materials Handling, Inc.	2,600	96,590
IDEX Corp.	54,835	10,002,452
Ingersoll Rand, Inc.*	289,034	10,289,611
John Bean Technologies Corp.	15,100	1,387,539
Kadant, Inc.	5,700	624,834
Kennametal, Inc.	41,200	1,192,328
L B Foster Co., Class A*	3,000	40,260
Lindsay Corp.	5,100	493,068
Luxfer Holdings plc	12,100	151,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lydall, Inc.*	11,600	$191,864
Manitowoc Co., Inc. (The)*	13,300	111,853
Mayville Engineering Co., Inc.*	2,500	22,975
Meritor, Inc.*	42,500	889,950
Miller Industries, Inc.	3,100	94,767
Mueller Industries, Inc.	31,800	860,508
Mueller Water Products, Inc., Class A	75,800	787,562
Navistar International Corp.*	26,600	1,158,164
NN, Inc.*	18,400	94,944
Nordson Corp.	72,720	13,949,150
Omega Flex, Inc.	700	109,704
Park-Ohio Holdings Corp.	2,500	40,175
Proto Labs, Inc.*	13,100	1,696,450
RBC Bearings, Inc.*	12,500	1,515,125
REV Group, Inc.	13,200	104,148
Rexnord Corp.	59,700	1,781,448
Shyft Group, Inc. (The)	13,300	251,104
SPX Corp.*	21,700	1,006,446
SPX FLOW, Inc.*	25,800	1,104,756
Standex International Corp.	6,600	390,720
Tennant Co.	9,200	555,312
Terex Corp.	29,400	569,184
TriMas Corp.*	21,100	481,080
Wabash National Corp.	29,000	346,840
Watts Water Technologies, Inc., Class A	13,492	1,351,224
Welbilt, Inc.*	60,300	371,448

		68,451,846

Marine (0.1%)
Costamare, Inc.	8,500	51,595
Eagle Bulk Shipping, Inc.(x)*	2,856	46,753
Genco Shipping & Trading Ltd.	9,500	65,550
Matson, Inc.	23,300	934,097
Safe Bulkers, Inc.*	6,000	6,180
Scorpio Bulkers, Inc.	2,910	41,205

		1,145,380

Professional Services (0.9%)
Acacia Research Corp.*	21,200	73,564
Akerna Corp.(x)*	2,300	8,372
ASGN, Inc.*	28,500	1,811,460
Barrett Business Services, Inc.	3,300	173,052
BG Staffing, Inc.	4,800	40,656
CBIZ, Inc.*	25,100	574,037
CoStar Group, Inc.*	7,161	6,076,180
CRA International, Inc.	1,200	44,964
Exponent, Inc.	25,500	1,836,765
Forrester Research, Inc.*	2,800	91,812
Franklin Covey Co.*	5,100	90,474
GP Strategies Corp.*	3,800	36,632
Heidrick & Struggles International, Inc.	2,700	53,055
Huron Consulting Group, Inc.*	13,569	533,669
ICF International, Inc.	8,000	492,240
Insperity, Inc.	18,500	1,211,565
Kelly Services, Inc., Class A	13,600	231,744
Kforce, Inc.	9,700	312,049
Korn Ferry	26,600	771,400
Mastech Digital, Inc.(x)*	1,900	34,219
Mistras Group, Inc.*	6,200	24,242
Red Violet, Inc.(x)*	1,000	18,460
Resources Connection, Inc.	6,900	79,695
TriNet Group, Inc.*	22,600	1,340,632
TrueBlue, Inc.*	20,200	312,898
Upwork, Inc.*	46,200	805,728
Willdan Group, Inc.*	4,000	102,040

		17,181,604

Road & Rail (1.3%)
ArcBest Corp.	12,900	400,674
Avis Budget Group, Inc.*	27,500	723,800
Covenant Logistics Group, Inc., Class A*	9,700	169,653
Daseke, Inc.*	8,400	45,108
Heartland Express, Inc.	23,400	435,240
Kansas City Southern	50,690	9,166,273
Knight-Swift Transportation
Holdings, Inc.	258,406	10,517,124
Marten Transport Ltd.	26,949	439,808
PAM Transportation Services, Inc.*	400	15,040
Saia, Inc.*	12,700	1,601,978
Universal Logistics Holdings, Inc.	3,000	62,580
Werner Enterprises, Inc.	30,400	1,276,496

		24,853,774

Trading Companies & Distributors (1.8%)
Alta Equipment Group, Inc.(x)*	3,200	25,056
Applied Industrial Technologies, Inc.	19,000	1,046,900
Beacon Roofing Supply, Inc.*	31,200	969,384
BMC Stock Holdings, Inc.*	34,500	1,477,635
CAI International, Inc.	4,100	112,873
DXP Enterprises, Inc.*	10,400	167,752
EVI Industries, Inc.(x)*	1,800	47,898
Foundation Building Materials, Inc.*	13,400	210,648
GATX Corp.	17,800	1,134,750
General Finance Corp.*	4,600	29,118
GMS, Inc.*	28,100	677,210
H&E Equipment Services, Inc.	15,100	296,866
Herc Holdings, Inc.*	11,800	467,398
Lawson Products, Inc.*	1,100	45,133
MRC Global, Inc.*	27,300	116,844
Nesco Holdings, Inc.(x)*	1,700	7,055
NOW, Inc.*	55,900	253,786
Rush Enterprises, Inc., Class A	13,300	672,182
Rush Enterprises, Inc., Class B	1,200	53,160
SiteOne Landscape Supply, Inc.*	131,731	16,064,595
Systemax, Inc.	4,500	107,730
Textainer Group Holdings Ltd.*	24,200	342,672
Titan Machinery, Inc.*	8,500	112,455
Transcat, Inc.*	1,300	38,090
Triton International Ltd.	25,100	1,020,817
United Rentals, Inc.*	44,890	7,833,305
Veritiv Corp.*	6,100	77,226
WESCO International, Inc.*	27,903	1,228,290
Willis Lease Finance Corp.*	1,900	35,055

		34,671,883

Total Industrials		286,814,896

Information Technology (23.8%)
Communications Equipment (0.7%)
Acacia Communications, Inc.*	21,800	1,469,320
ADTRAN, Inc.	20,000	205,100
CalAmp Corp.*	19,600	140,924
Calix, Inc.*	18,600	330,708
Cambium Networks Corp.*	1,200	20,244
Casa Systems, Inc.*	23,100	93,093
Ciena Corp.*	143,261	5,686,029
Clearfield, Inc.*	700	14,119
Comtech Telecommunications Corp.	7,600	106,400
DASAN Zhone Solutions, Inc.*	4,400	41,228
Digi International, Inc.*	5,450	85,184
Extreme Networks, Inc.*	1,400	5,628
Genasys, Inc.*	4,300	26,445
Harmonic, Inc.*	36,000	200,880
Infinera Corp.*	75,000	462,000
Inseego Corp.(x)*	25,800	266,256
InterDigital, Inc.	16,900	964,314
KVH Industries, Inc.*	8,800	79,288

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NETGEAR, Inc.*	17,100	$527,022
NetScout Systems, Inc.*	32,000	698,560
PCTEL, Inc.*	4,500	25,470
Plantronics, Inc.	3,700	43,808
Ribbon Communications, Inc.*	12,800	49,536
Viavi Solutions, Inc.*	123,500	1,448,655

		12,990,211

Electronic Equipment, Instruments & Components (3.3%)
Akoustis Technologies, Inc.(x)*	19,800	161,568
Arlo Technologies, Inc.*	28,000	147,280
Badger Meter, Inc.	15,000	980,550
Bel Fuse, Inc., Class B	2,500	26,700
Belden, Inc.	22,200	690,864
Benchmark Electronics, Inc.	24,300	489,645
Cognex Corp.	221,230	14,402,073
CTS Corp.	21,400	471,442
Daktronics, Inc.	9,500	37,620
ePlus, Inc.*	6,600	483,120
Fabrinet*	18,800	1,184,964
FARO Technologies, Inc.*	11,695	713,161
Fitbit, Inc., Class A*	144,700	1,007,112
II-VI, Inc.*	50,465	2,046,861
Insight Enterprises, Inc.*	16,000	905,280
Intellicheck, Inc.*	7,200	48,024
IPG Photonics Corp.*	45,760	7,777,827
Iteris, Inc.*	5,100	20,910
Itron, Inc.*	20,000	1,214,800
Kimball Electronics, Inc.*	5,200	60,112
Knowles Corp.*	46,700	695,830
Littelfuse, Inc.	63,280	11,222,075
Luna Innovations, Inc.*	6,000	35,880
Methode Electronics, Inc.	18,800	535,800
MTS Systems Corp.	10,100	193,011
Napco Security Technologies, Inc.*	6,700	157,450
nLight, Inc.*	15,100	354,548
Novanta, Inc.*	129,830	13,676,292
OSI Systems, Inc.*	7,700	597,597
PAR Technology Corp.(x)*	8,700	352,437
PC Connection, Inc.	1,800	73,908
Plexus Corp.*	13,795	974,341
Powerfleet, Inc.*	4,900	27,587
Rogers Corp.*	8,700	853,122
Sanmina Corp.*	31,700	857,485
ScanSource, Inc.*	12,600	249,858
TTM Technologies, Inc.*	53,300	608,153
Vishay Intertechnology, Inc.	61,200	952,884
Vishay Precision Group, Inc.*	5,600	141,792
Wrap Technologies, Inc.(x)*	19,700	133,369

		65,563,332

IT Services (2.2%)
Brightcove, Inc.*	4,700	48,128
Cardtronics plc, Class A*	23,500	465,300
Cass Information Systems, Inc.	6,333	254,840
Conduent, Inc.*	74,400	236,592
CSG Systems International, Inc.	16,300	667,485
Endurance International Group Holdings, Inc.*	43,100	247,394
Evertec, Inc.	29,400	1,020,474
Evo Payments, Inc., Class A*	27,300	678,405
ExlService Holdings, Inc.*	17,500	1,154,475
GreenSky, Inc., Class A*	19,800	87,912
Grid Dynamics Holdings, Inc.*	5,100	39,423
GTT Communications, Inc.(x)*	11,400	58,824
Hackett Group, Inc. (The)	6,900	77,142
I3 Verticals, Inc., Class A*	5,100	128,775
Information Services Group, Inc.*	3,400	7,174
International Money Express, Inc.*	8,400	120,666
Jack Henry & Associates, Inc.	47,449	7,714,733
KBR, Inc.	70,000	1,565,200
Limelight Networks, Inc.*	51,700	297,792
LiveRamp Holdings, Inc.*	30,976	1,603,628
ManTech International Corp., Class A	14,700	1,012,536
MAXIMUS, Inc.	30,520	2,087,873
MongoDB, Inc.*	71,720	16,603,897
NIC, Inc.	33,195	653,941
Paysign, Inc.(x)*	13,200	74,976
Perficient, Inc.*	19,700	841,978
Perspecta, Inc.	67,700	1,316,765
PFSweb, Inc.*	3,500	23,415
Rackspace Technology, Inc.(x)*	16,600	320,214
Repay Holdings Corp.*	29,100	683,850
StarTek, Inc.*	4,200	22,050
Sykes Enterprises, Inc.*	24,228	828,840
TTEC Holdings, Inc.	9,300	507,315
Tucows, Inc., Class A(x)*	3,200	220,480
Unisys Corp.*	29,900	319,033
Verra Mobility Corp.*	58,600	566,076
Virtusa Corp.*	15,800	776,728

		43,334,329

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Energy Industries, Inc.*	19,400	1,221,036
Alpha & Omega Semiconductor Ltd.*	5,300	67,946
Ambarella, Inc.*	17,500	913,150
Amkor Technology, Inc.*	51,700	579,040
Axcelis Technologies, Inc.*	14,600	321,200
AXT, Inc.*	8,900	54,468
Brooks Automation, Inc.	35,700	1,651,482
Cabot Microelectronics Corp.	15,420	2,202,130
CEVA, Inc.*	7,800	307,086
Cohu, Inc.	15,777	271,049
Cree, Inc.*	165,983	10,579,756
CyberOptics Corp.*	2,000	63,680
Diodes, Inc.*	21,300	1,202,385
DSP Group, Inc.*	5,400	71,172
Entegris, Inc.	285,497	21,223,847
FormFactor, Inc.*	35,661	889,029
GSI Technology, Inc.*	2,800	15,792
Ichor Holdings Ltd.*	7,200	155,304
Impinj, Inc.*	6,400	168,640
Inphi Corp.*	115,620	12,978,345
Lattice Semiconductor Corp.*	589,052	17,058,946
MACOM Technology Solutions Holdings, Inc.*	28,593	972,448
MaxLinear, Inc.*	35,756	830,969
MKS Instruments, Inc.	137,790	15,050,802
NVE Corp.	1,650	80,982
Onto Innovation, Inc.*	21,075	627,614
PDF Solutions, Inc.*	9,000	168,390
Photronics, Inc.*	27,700	275,892
Power Integrations, Inc.	28,600	1,584,440
Rambus, Inc.*	67,700	926,813
Semtech Corp.*	32,500	1,721,200
Silicon Laboratories, Inc.*	21,200	2,074,420
SiTime Corp.*	3,100	260,493
SMART Global Holdings, Inc.*	1,200	32,808
SunPower Corp.(x)*	38,800	485,388
Synaptics, Inc.*	19,000	1,527,980
Ultra Clean Holdings, Inc.*	18,200	390,572
Universal Display Corp.	82,029	14,825,921
Veeco Instruments, Inc.*	17,049	198,962

		114,031,577

Software (11.7%)
8x8, Inc.*	61,300	953,215
A10 Networks, Inc.*	10,200	64,974

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ACI Worldwide, Inc.*	58,781	$1,535,948
Agilysys, Inc.*	10,250	247,640
Alarm.com Holdings, Inc.*	25,400	1,403,350
Altair Engineering, Inc., Class A(x)*	25,600	1,074,688
American Software, Inc., Class A	7,100	99,684
Anaplan, Inc.*	225,000	14,080,500
ANSYS, Inc.*	32,456	10,620,577
Appfolio, Inc., Class A*	7,900	1,120,299
Appian Corp.(x)*	20,100	1,301,475
Asure Software, Inc.(x)*	5,800	43,790
Avalara, Inc.*	135,928	17,309,071
Avaya Holdings Corp.*	49,400	750,880
Benefitfocus, Inc.*	17,500	196,000
Blackbaud, Inc.	25,400	1,418,082
Blackline, Inc.*	24,300	2,178,009
Bottomline Technologies DE, Inc.*	25,600	1,079,296
Box, Inc., Class A*	75,500	1,310,680
Cerence, Inc.*	18,300	894,321
ChannelAdvisor Corp.*	1,300	18,811
Cloudera, Inc.(x)*	102,013	1,110,922
CommVault Systems, Inc.*	20,200	824,160
Cornerstone OnDemand, Inc.*	34,300	1,247,148
Coupa Software, Inc.*	30,170	8,273,821
Crowdstrike Holdings, Inc., Class A*	88,770	12,189,896
Datadog, Inc., Class A*	114,190	11,665,650
Digimarc Corp.(x)*	5,700	127,281
Digital Turbine, Inc.*	42,300	1,384,902
Domo, Inc., Class B*	12,800	490,624
Dynatrace, Inc.*	366,166	15,020,129
Ebix, Inc.	6,800	140,080
eGain Corp.*	1,000	14,170
Envestnet, Inc.*	26,500	2,044,740
Fair Isaac Corp.*	39,350	16,738,703
GTY Technology Holdings, Inc.*	6,300	16,695
HubSpot, Inc.*	64,104	18,733,112
Intelligent Systems Corp.(x)*	3,500	136,430
j2 Global, Inc.*	23,000	1,592,060
LivePerson, Inc.*	31,300	1,627,287
Manhattan Associates, Inc.*	171,096	16,337,957
MicroStrategy, Inc., Class A*	4,000	602,240
Mimecast Ltd.*	28,100	1,318,452
Mitek Systems, Inc.*	17,300	220,402
MobileIron, Inc.*	37,200	260,772
Model N, Inc.*	15,100	532,728
OneSpan, Inc.*	12,600	264,096
Park City Group, Inc.*	2,700	13,311
Ping Identity Holding Corp.*	17,900	558,659
Progress Software Corp.	22,850	838,138
PROS Holdings, Inc.*	19,550	624,427
Q2 Holdings, Inc.*	25,500	2,327,130
QAD, Inc., Class A	6,200	261,640
Qualys, Inc.*	16,600	1,626,966
Rapid7, Inc.*	28,300	1,733,092
Rimini Street, Inc.*	4,200	13,524
RingCentral, Inc., Class A*	47,920	13,159,311
Rosetta Stone, Inc.*	6,900	206,862
SailPoint Technologies Holding, Inc.*	47,000	1,859,790
Sapiens International Corp. NV	12,800	391,424
SeaChange International, Inc.*	5,300	4,613
SecureWorks Corp., Class A*	9,400	107,066
ShotSpotter, Inc.*	1,700	52,768
Smartsheet, Inc., Class A*	206,165	10,188,674
Smith Micro Software, Inc.(x)*	2,400	8,952
Sprout Social, Inc., Class A*	13,300	512,050
SPS Commerce, Inc.*	17,400	1,354,938
SVMK, Inc.*	59,400	1,313,334
Synchronoss Technologies, Inc.*	17,700	53,277
Telenav, Inc.*	9,000	32,400
Tenable Holdings, Inc.*	35,200	1,328,800
Trade Desk, Inc. (The), Class A*	23,018	11,941,278
Upland Software, Inc.*	10,400	392,080
Varonis Systems, Inc.*	16,600	1,915,972
Verint Systems, Inc.*	35,821	1,725,856
Veritone, Inc.(x)*	700	6,412
VirnetX Holding Corp.(x)	15,900	83,793
Workiva, Inc.*	22,000	1,226,720
Xperi Holding Corp.	56,893	653,701
Yext, Inc.*	56,900	863,742
Zix Corp.*	7,700	44,968
Zuora, Inc., Class A*	61,000	630,740

		228,672,155

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	56,000	274,960
Avid Technology, Inc.*	9,400	80,464
Diebold Nixdorf, Inc.*	21,000	160,440
Immersion Corp.*	20,200	142,410
Intevac, Inc.*	3,400	18,734
Quantum Corp.*	5,500	25,300
Super Micro Computer, Inc.*	22,200	586,080

		1,288,388

Total Information Technology		465,879,992

Materials (2.5%)
Chemicals (1.4%)
Advanced Emissions Solutions, Inc.(x)	6,800	27,608
AdvanSix, Inc.*	13,900	179,032
AgroFresh Solutions, Inc.*	3,000	7,290
American Vanguard Corp.	12,700	166,878
Avient Corp.	52,784	1,396,665
Balchem Corp.	17,200	1,679,236
Chase Corp.	3,600	343,440
Ferro Corp.*	44,554	552,469
FMC Corp.	108,310	11,471,112
FutureFuel Corp.	14,600	166,002
GCP Applied Technologies, Inc.*	24,600	515,370
Hawkins, Inc.	1,900	87,590
HB Fuller Co.	26,900	1,231,482
Ingevity Corp.*	19,600	969,024
Innospec, Inc.	12,300	778,836
Intrepid Potash, Inc.*	1,050	8,862
Koppers Holdings, Inc.*	10,100	211,191
Kraton Corp.*	14,800	263,736
Kronos Worldwide, Inc.	18,600	239,196
Livent Corp.(x)*	69,100	619,827
Marrone Bio Innovations, Inc.*	3,500	4,270
Minerals Technologies, Inc.	16,000	817,600
Orion Engineered Carbons SA	27,600	345,276
PQ Group Holdings, Inc.*	13,000	133,380
Quaker Chemical Corp.	7,000	1,257,970
Rayonier Advanced Materials, Inc.*	33,000	105,600
Sensient Technologies Corp.	21,900	1,264,506
Stepan Co.	11,100	1,209,900
Trecora Resources*	4,300	26,402
Tredegar Corp.	11,500	171,005
Trinseo SA	21,600	553,824
Tronox Holdings plc, Class A	41,000	322,670

		27,127,249

Construction Materials (0.1%)
Forterra, Inc.*	12,000	141,840
Summit Materials, Inc., Class A*	69,746	1,153,599
United States Lime & Minerals, Inc.	1,000	90,100
US Concrete, Inc.*	2,900	84,216

		1,469,755

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	416,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Greif, Inc., Class B	2,300	$90,804
Myers Industries, Inc.	12,900	170,667
O-I Glass, Inc.	78,100	827,079
Ranpak Holdings Corp.*	2,500	23,800
UFP Technologies, Inc.*	1,900	78,698

		1,607,463

Metals & Mining (0.7%)
Alcoa Corp.*	93,300	1,085,079
Allegheny Technologies, Inc.*	57,400	500,528
Arconic Corp.*	49,600	944,880
Caledonia Mining Corp. plc(x)	1,300	22,087
Carpenter Technology Corp.	21,800	395,888
Century Aluminum Co.*	16,200	115,344
Cleveland-Cliffs, Inc.(x)	203,903	1,309,057
Coeur Mining, Inc.*	122,870	906,781
Commercial Metals Co.	64,900	1,296,702
Compass Minerals International, Inc.	16,500	979,275
Gold Resource Corp.	19,200	65,472
Haynes International, Inc.	3,400	58,106
Hecla Mining Co.	267,621	1,359,515
Kaiser Aluminum Corp.	8,100	434,079
Materion Corp.	12,600	655,578
Novagold Resources, Inc.*	125,900	1,496,951
Olympic Steel, Inc.	3,400	38,624
Ryerson Holding Corp.*	7,100	40,683
Schnitzer Steel Industries, Inc., Class A	8,400	161,532
SunCoke Energy, Inc.	34,730	118,777
TimkenSteel Corp.*	23,200	82,360
United States Steel Corp.(x)	109,200	801,528
Warrior Met Coal, Inc.	26,300	449,204
Worthington Industries, Inc.	17,699	721,765

		14,039,795

Paper & Forest Products (0.2%)
Boise Cascade Co.	17,900	714,568
Clearwater Paper Corp.*	6,228	236,290
Domtar Corp.	27,400	719,798
Louisiana-Pacific Corp.	57,600	1,699,776
Neenah, Inc.	10,100	378,447
P H Glatfelter Co.	19,800	272,646
Schweitzer-Mauduit International, Inc.	16,000	486,240
Verso Corp., Class A	11,100	87,579

		4,595,344

Total Materials		48,839,606

Real Estate (3.1%)
Equity Real Estate Investment Trusts (REITs) (2.8%)
Acadia Realty Trust (REIT)	38,586	405,153
Agree Realty Corp. (REIT)	26,500	1,686,460
Alexander & Baldwin, Inc. (REIT)	38,251	428,794
Alexander’s, Inc. (REIT)	800	196,176
Alpine Income Property Trust, Inc. (REIT)	2,000	31,100
American Assets Trust, Inc. (REIT)	31,096	749,103
American Finance Trust, Inc. (REIT)	49,600	310,992
Armada Hoffler Properties, Inc. (REIT)	27,100	250,946
Bluerock Residential Growth REIT, Inc. (REIT)	14,400	109,152
BRT Apartments Corp. (REIT)	3,700	43,586
CareTrust REIT, Inc. (REIT)	44,300	788,318
CatchMark Timber Trust, Inc. (REIT), Class A	11,100	99,123
Chatham Lodging Trust (REIT)	20,400	155,448
CIM Commercial Trust Corp. (REIT)	3,400	33,524
City Office REIT, Inc. (REIT)	6,100	45,872
Clipper Realty, Inc. (REIT)	6,400	38,720
Colony Capital, Inc. (REIT)	241,900	660,387
Columbia Property Trust, Inc. (REIT)	57,100	622,961
Community Healthcare Trust, Inc. (REIT)	8,200	383,432
CoreCivic, Inc. (REIT)	56,000	448,000
CorEnergy Infrastructure Trust, Inc. (REIT)	18,500	108,040
CorePoint Lodging, Inc. (REIT)	14,200	77,390
DiamondRock Hospitality Co. (REIT)	94,508	479,156
Diversified Healthcare Trust (REIT)	109,900	386,848
Easterly Government Properties, Inc. (REIT)	36,600	820,206
EastGroup Properties, Inc. (REIT)	20,980	2,713,343
Essential Properties Realty Trust, Inc. (REIT)	46,900	859,208
Farmland Partners, Inc. (REIT)(x)	13,100	87,246
Four Corners Property Trust, Inc. (REIT)	31,500	806,085
Franklin Street Properties Corp. (REIT)	49,780	182,195
Front Yard Residential Corp. (REIT)	15,200	132,848
GEO Group, Inc. (The) (REIT)	59,371	673,267
Getty Realty Corp. (REIT)	13,664	355,401
Gladstone Commercial Corp. (REIT)	17,600	296,560
Gladstone Land Corp. (REIT)	6,400	96,128
Global Medical REIT, Inc. (REIT)	9,000	121,500
Global Net Lease, Inc. (REIT)	39,200	623,280
Healthcare Realty Trust, Inc. (REIT)	65,300	1,966,836
Hersha Hospitality Trust (REIT)	20,000	110,800
Independence Realty Trust, Inc. (REIT)	57,200	662,948
Industrial Logistics Properties Trust (REIT)	32,606	713,093
Innovative Industrial Properties, Inc. (REIT)	10,300	1,278,333
Investors Real Estate Trust (REIT)	5,632	367,037
iStar, Inc. (REIT)	32,000	377,920
Jernigan Capital, Inc. (REIT)(x)	6,600	113,124
Kite Realty Group Trust (REIT)	45,782	530,156
Lexington Realty Trust (REIT)	143,045	1,494,820
LTC Properties, Inc. (REIT)	21,800	759,948
Macerich Co. (The) (REIT)(x)	70,700	480,053
Mack-Cali Realty Corp. (REIT)	46,100	581,782
Monmouth Real Estate Investment Corp. (REIT)	53,513	741,155
National Health Investors, Inc. (REIT)	20,200	1,217,454
National Storage Affiliates Trust (REIT)	31,900	1,043,449
New Senior Investment Group, Inc. (REIT)	48,600	194,400
NexPoint Residential Trust, Inc. (REIT)	8,700	385,845
Office Properties Income Trust (REIT)	26,912	557,617
One Liberty Properties, Inc. (REIT)	5,167	84,532
Pebblebrook Hotel Trust (REIT)	67,228	842,367
Physicians Realty Trust (REIT)	110,600	1,980,846
Piedmont Office Realty Trust, Inc. (REIT), Class A	60,400	819,628
Plymouth Industrial REIT, Inc. (REIT)	3,500	43,190
PotlatchDeltic Corp. (REIT)	33,736	1,420,286
Preferred Apartment Communities, Inc. (REIT), Class A	12,900	69,660
PS Business Parks, Inc. (REIT)	10,220	1,250,826
QTS Realty Trust, Inc. (REIT), Class A	30,800	1,941,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Opportunity Investments Corp. (REIT)	51,500	$536,372
Retail Properties of America, Inc. (REIT), Class A	106,900	621,089
Retail Value, Inc. (REIT)	8,514	107,021
RLJ Lodging Trust (REIT)	80,687	698,749
RPT Realty (REIT)	37,160	202,150
Ryman Hospitality Properties, Inc. (REIT)	28,316	1,042,029
Sabra Health Care REIT, Inc. (REIT)	105,443	1,453,532
Safehold, Inc. (REIT)	8,600	534,060
Saul Centers, Inc. (REIT)	3,400	90,372
Seritage Growth Properties (REIT), Class A(x)*	4,500	60,525
Service Properties Trust (REIT)	81,700	649,515
SITE Centers Corp. (REIT)	76,300	549,360
STAG Industrial, Inc. (REIT)	73,800	2,250,162
Summit Hotel Properties, Inc. (REIT)	77,200	399,896
Sunstone Hotel Investors, Inc. (REIT)	110,114	874,305
Tanger Factory Outlet Centers, Inc. (REIT)(x)	43,300	261,099
Terreno Realty Corp. (REIT)	34,200	1,872,792
UMH Properties, Inc. (REIT)	5,700	77,178
Uniti Group, Inc. (REIT)	115,800	1,219,953
Universal Health Realty Income Trust (REIT)	7,650	435,973
Urban Edge Properties (REIT)	71,500	694,980
Urstadt Biddle Properties, Inc. (REIT), Class A	5,370	49,404
Washington REIT (REIT)	45,900	923,967
Whitestone REIT (REIT)	18,500	111,000
Xenia Hotels & Resorts, Inc. (REIT)	59,700	524,166

		54,574,718

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	5,200	65,884
American Realty Investors, Inc.*	100	907
CTO Realty Growth, Inc.	2,300	101,430
Cushman & Wakefield plc*	66,900	703,119
eXp World Holdings, Inc.(x)*	13,400	540,556
Forestar Group, Inc.*	5,449	96,447
FRP Holdings, Inc.*	3,300	137,511
Griffin Industrial Realty, Inc.	700	37,415
Kennedy-Wilson Holdings, Inc.	58,103	843,656
Marcus & Millichap, Inc.*	9,200	253,184
Maui Land & Pineapple Co., Inc.*	3,800	41,116
Newmark Group, Inc., Class A	72,640	313,805
Rafael Holdings, Inc., Class B*	2,600	40,300
RE/MAX Holdings, Inc., Class A	8,000	261,840
Realogy Holdings Corp.*	52,800	498,432
Redfin Corp.*	47,773	2,385,306
RMR Group, Inc. (The), Class A	3,335	91,612
St Joe Co. (The)*	16,000	330,080
Stratus Properties, Inc.*	1,000	21,560
Tejon Ranch Co.*	8,500	120,275

		6,884,435

Total Real Estate		61,459,153

Utilities (1.6%)
Electric Utilities (0.4%)
ALLETE, Inc.	27,900	1,443,546
Genie Energy Ltd., Class B	3,200	25,600
MGE Energy, Inc.	17,800	1,115,348
Otter Tail Corp.	18,200	658,294
PNM Resources, Inc.	40,300	1,665,599
Portland General Electric Co.	46,200	1,640,100

		6,548,487

Gas Utilities (0.5%)
Brookfield Infrastructure Corp.,
Class A(x)	16,582	$918,477
Chesapeake Utilities Corp.	8,040	677,772
New Jersey Resources Corp.	50,700	1,369,914
Northwest Natural Holding Co.	17,100	776,169
ONE Gas, Inc.	26,100	1,801,161
RGC Resources, Inc.	300	7,035
South Jersey Industries, Inc.	53,200	1,025,164
Southwest Gas Holdings, Inc.	28,400	1,792,040
Spire, Inc.	25,300	1,345,960

		9,713,692

Independent Power and Renewable Electricity Producers (0.3%)
Atlantic Power Corp.*	18,900	37,044
Brookfield Renewable Corp.	35,447	2,077,194
Clearway Energy, Inc., Class A	16,500	407,550
Clearway Energy, Inc., Class C	46,192	1,245,337
Ormat Technologies, Inc.	19,200	1,134,912
Sunnova Energy International, Inc.*	26,000	790,660

		5,692,697

Multi-Utilities (0.2%)
Avista Corp.	32,500	1,108,900
Black Hills Corp.	30,000	1,604,700
NorthWestern Corp.	26,291	1,278,794
Unitil Corp.	5,400	208,656

		4,201,050

Water Utilities (0.2%)
American States Water Co.	21,000	1,573,950
Artesian Resources Corp., Class A	500	17,235
California Water Service Group	23,000	999,350
Consolidated Water Co. Ltd.	600	6,246
Global Water Resources, Inc.	2,000	21,560
Middlesex Water Co.	10,100	627,715
Pure Cycle Corp.*	1,600	14,416
SJW Group	11,900	724,234
York Water Co. (The)	5,100	215,577

		4,200,283

Total Utilities		30,356,209

Total Common Stocks (98.7%) (Cost $1,362,194,432)		1,934,639,016

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	56,900	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	8,400	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	22,529
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	30,100	19,865

		42,394

Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)(x)*	16,700	6,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	$—

		6,764

Total Health Care		49,158

Total Rights (0.0%) (Cost $42,814)		49,158

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.4%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $510,001.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,022,627, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,043,077.(xx)	1,022,625	1,022,625
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $12,300,072, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $13,636,643.(xx)	12,300,000	12,300,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $8,000,436, collateralized by various Common Stocks; total market value $8,890,909.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,556,449.(xx)	5,000,000	5,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $9,300,145, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $9,486,000.(xx)	9,300,000	9,300,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $8,000,124, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $8,160,000.(xx)	8,000,000	8,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $3,000,018, collateralized by various Common Stocks; total market value $3,334,616.(xx)	3,000,000	3,000,000

Total Repurchase Agreements		47,122,625

Total Short-Term Investments (2.4%) (Cost $47,122,625)		47,122,625

Total Investments in Securities (101.1%) (Cost $1,409,359,871)		1,981,810,799

Other Assets Less Liabilities (-1.1%)		(21,047,079)

Net Assets (100%)		$1,960,763,720

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $998,470 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $72,551,877. This was collateralized by $29,214,231 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 10/8/20 – 2/15/50 and by cash of $47,122,625 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	89	12/2020	USD	6,694,580	(98,087)

					(98,087)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,091,573	$575,586	$—		$21,667,159
Consumer Discretionary	271,394,251	1,282,472	—		272,676,723
Consumer Staples	67,580,210	556,668	—		68,136,878
Energy	17,674,805	—	—		17,674,805
Financials	197,490,160	—	—		197,490,160
Health Care	463,643,435	—	—		463,643,435
Industrials	285,085,711	1,729,185	—		286,814,896
Information Technology	465,879,992	—	—		465,879,992
Materials	48,252,524	587,082	—		48,839,606
Real Estate	61,459,153	—	—		61,459,153
Utilities	30,356,209	—	—		30,356,209
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	49,158		49,158
Short-Term Investments
Repurchase Agreements	—	47,122,625	—		47,122,625

Total Assets	$1,929,908,023	$51,853,618	$49,158		$1,981,810,799

Liabilities:
Futures	$(98,087)	$—	$—		$(98,087)

Total Liabilities	$(98,087)	$—	$—		$(98,087)

Total	$1,929,809,936	$51,853,618	$49,158		$1,981,712,712

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$703,411,371
Aggregate gross unrealized depreciation	(137,232,789)

Net unrealized appreciation	$566,178,582

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,415,534,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Media (1.2%)
Fox Corp., Class B	189,237	$5,292,959

Wireless Telecommunication Services (1.0%)
Rogers Communications, Inc., Class B	121,474	4,818,637

Total Communication Services		10,111,596

Consumer Discretionary (6.9%)
Auto Components (1.5%)
Aptiv plc	40,993	3,758,238
BorgWarner, Inc.	80,946	3,135,848

		6,894,086

Automobiles (0.9%)
Honda Motor Co. Ltd. (ADR)(x)	177,567	4,208,338

Distributors (1.4%)
Genuine Parts Co.	64,712	6,158,641

Hotels, Restaurants & Leisure (1.0%)
Sodexo SA	65,874	4,691,081

Household Durables (0.5%)
Mohawk Industries, Inc.*	24,002	2,342,355

Specialty Retail (1.6%)
Advance Auto Parts, Inc.	47,487	7,289,255

Total Consumer Discretionary		31,583,756

Consumer Staples (8.8%)
Food & Staples Retailing (2.7%)
Koninklijke Ahold Delhaize NV	250,573	7,415,866
Sysco Corp.	83,025	5,165,815

		12,581,681

Food Products (5.6%)
Conagra Brands, Inc.	194,142	6,932,811
J M Smucker Co. (The)	60,583	6,998,548
Kellogg Co.	73,701	4,760,348
Mondelez International, Inc., Class A	48,360	2,778,282
Orkla ASA	430,753	4,359,283

		25,829,272

Household Products (0.5%)
Kimberly-Clark Corp.	13,861	2,046,716

Total Consumer Staples		40,457,669

Energy (2.3%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	80,655	1,071,905

Oil, Gas & Consumable Fuels (2.1%)
Cimarex Energy Co.	45,539	1,107,964
ConocoPhillips	146,019	4,795,264
Noble Energy, Inc.	404,537	3,458,791

		9,362,019

Total Energy		10,433,924

Financials (15.8%)
Banks (2.8%)
Commerce Bancshares, Inc.	92,794	5,223,374
Truist Financial Corp.	112,820	4,292,801
Westamerica Bancorp	62,571	3,400,734

		12,916,909

Capital Markets (7.1%)
Ameriprise Financial, Inc.	38,017	5,858,800
Bank of New York Mellon Corp. (The)	101,739	3,493,717
Calamos Asset Management, Inc.(r)*	819	—
Charles Schwab Corp. (The)	100,455	3,639,485
Northern Trust Corp.	169,766	13,236,655
State Street Corp.	44,101	2,616,512
T. Rowe Price Group, Inc.	30,281	3,882,630

		32,727,799

Insurance (5.2%)
Aflac, Inc.	120,015	4,362,545
Arthur J Gallagher & Co.	36,281	3,830,548
Brown & Brown, Inc.	21,638	979,552
Chubb Ltd.	92,502	10,741,332
Reinsurance Group of America, Inc.	42,888	4,082,509

		23,996,486

Thrifts & Mortgage Finance (0.7%)
Capitol Federal Financial, Inc.	348,893	3,232,494

Total Financials		72,873,688

Health Care (14.5%)
Health Care Equipment & Supplies (6.0%)
Becton Dickinson and Co.	14,897	3,466,234
Envista Holdings Corp.*	288,959	7,131,508
Hologic, Inc.*	50,029	3,325,427
Zimmer Biomet Holdings, Inc.	100,477	13,678,939

		27,602,108

Health Care Providers & Services (7.1%)
Cardinal Health, Inc.	114,228	5,363,005
Henry Schein, Inc.*	88,897	5,225,366
McKesson Corp.	44,470	6,622,917
Quest Diagnostics, Inc.	66,153	7,573,857
Universal Health Services, Inc., Class B	75,368	8,065,883

		32,851,028

Health Care Technology (1.4%)
Cerner Corp.	88,678	6,410,533

Total Health Care		66,863,669

Industrials (20.8%)
Aerospace & Defense (2.8%)
BAE Systems plc	694,180	4,293,854
General Dynamics Corp.	32,644	4,518,909
Textron, Inc.	110,159	3,975,638

		12,788,401

Airlines (1.4%)
Southwest Airlines Co.	176,420	6,615,750

Building Products (1.8%)
Johnson Controls International plc	205,648	8,400,721

Commercial Services & Supplies (1.7%)
Republic Services, Inc.	83,430	7,788,190

Electrical Equipment (5.7%)
Emerson Electric Co.	160,292	10,510,346
Hubbell, Inc.	62,989	8,619,415
nVent Electric plc	409,329	7,241,030

		26,370,791

Machinery (4.2%)
Cummins, Inc.	15,776	3,331,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IMI plc	340,080	$4,582,232
Lincoln Electric Holdings, Inc.	22,209	2,044,116
Oshkosh Corp.	52,921	3,889,694
PACCAR, Inc.	62,668	5,344,327

		19,191,629

Road & Rail (1.8%)
Heartland Express, Inc.	208,148	3,871,553
Norfolk Southern Corp.	19,962	4,271,668

		8,143,221

Trading Companies & Distributors (1.4%)
MSC Industrial Direct Co., Inc., Class A	100,333	6,349,072

Total Industrials		95,647,775

Information Technology (7.4%)
Communications Equipment (1.4%)
F5 Networks, Inc.*	52,386	6,431,429

Electronic Equipment, Instruments & Components (1.3%)
TE Connectivity Ltd.	61,300	5,991,462

IT Services (0.4%)
Euronet Worldwide, Inc.*	19,478	1,774,446

Semiconductors & Semiconductor Equipment (2.7%)
Applied Materials, Inc.	111,712	6,641,279
Maxim Integrated Products, Inc.	54,284	3,670,141
Microchip Technology, Inc.	18,632	1,914,624

		12,226,044

Software (0.5%)
Open Text Corp.	50,790	2,145,370

Technology Hardware, Storage & Peripherals (1.1%)
HP, Inc.	279,997	5,317,143

Total Information Technology		33,885,894

Materials (4.7%)
Containers & Packaging (3.4%)
Graphic Packaging Holding Co.	212,560	2,994,971
Packaging Corp. of America	56,426	6,153,255
Sonoco Products Co.	131,790	6,730,515

		15,878,741

Paper & Forest Products (1.3%)
Mondi plc	277,289	5,835,684

Total Materials		21,714,425

Real Estate (3.2%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Healthpeak Properties, Inc. (REIT)	95,986	2,606,020
MGM Growth Properties LLC (REIT), Class A	134,540	3,764,429
Piedmont Office Realty Trust, Inc. (REIT), Class A	85,856	1,165,066
Welltower, Inc. (REIT)	43,529	2,398,013
Weyerhaeuser Co. (REIT)	163,844	4,672,831

Total Real Estate		14,606,359

Utilities (8.3%)
Electric Utilities (4.8%)
Edison International	121,994	6,202,175
Evergy, Inc.	64,148	3,260,001
Eversource Energy	14,620	1,221,501
Pinnacle West Capital Corp.	102,533	7,643,835
Xcel Energy, Inc.	55,605	3,837,301

		22,164,813

Gas Utilities (1.7%)
Atmos Energy Corp.	45,270	4,327,359
Spire, Inc.	63,594	3,383,201

		7,710,560

Multi-Utilities (1.8%)
Ameren Corp.	33,105	2,617,944
NorthWestern Corp.	114,813	5,584,504

		8,202,448

Total Utilities		38,077,821

Total Common Stocks (94.9%) (Cost $432,967,510)		436,256,576

EXCHANGE TRADED FUND (ETF):
Equity (2.1%)
iShares Russell Mid-Cap Value ETF(x)	121,766	9,843,563

Total Exchange Traded Fund (2.1%) (Cost $8,381,429)		9,843,563

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	3,678,283	3,680,858

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.2%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $2,040,000.(xx)	$2,000,000	2,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $2,040,002.(xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,446,755, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,475,688.(xx)	1,446,753	1,446,753

Total Repurchase Agreements		5,446,753

Total Short-Term Investments (2.0%) (Cost $9,128,014)		9,127,611

Total Investments in Securities (99.0%) (Cost $450,476,953)		455,227,750
Other Assets Less Liabilities (1.0%)		4,383,155

Net Assets (100%)		$459,610,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $5,370,687. This was collateralized by cash of $5,446,753 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,575,792	JPY	270,232,772	Bank of America	12/30/2020	9,798

Total unrealized appreciation						9,798

USD	3,661,972	NOK	34,241,417	Goldman Sachs	12/30/2020	(10,259)
USD	4,105,048	CAD	5,472,404	Morgan Stanley	12/31/2020	(6,913)
USD	10,380,897	EUR	8,843,838	Credit Suisse	12/31/2020	(11,497)
USD	12,391,523	GBP	9,727,042	JPMorgan Chase Bank	12/31/2020	(168,716)

Total unrealized depreciation						(197,385)

Net unrealized depreciation						(187,587)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$10,111,596	$—	$—		$10,111,596
Consumer Discretionary	26,892,675	4,691,081	—		31,583,756
Consumer Staples	28,682,520	11,775,149	—		40,457,669
Energy	10,433,924	—	—		10,433,924
Financials	72,873,688	—	—	(a)	72,873,688
Health Care	66,863,669	—	—		66,863,669
Industrials	86,771,689	8,876,086	—		95,647,775
Information Technology	33,885,894	—	—		33,885,894
Materials	15,878,741	5,835,684	—		21,714,425
Real Estate	14,606,359	—	—		14,606,359
Utilities	38,077,821	—	—		38,077,821
Exchange Traded Funds	9,843,563	—	—		9,843,563
Forward Currency Contracts	—	9,798	—		9,798
Short-Term Investments
Investment Company	3,680,858	—	—		3,680,858
Repurchase Agreements	—	5,446,753	—		5,446,753

Total Assets	$418,602,997	$36,634,551	$—		$455,237,548

Liabilities:
Forward Currency Contracts	$—	$(197,385)	$—		$(197,385)

Total Liabilities	$—	$(197,385)	$—		$(197,385)

Total	$418,602,997	$36,437,166	$—		$455,040,163

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,322,385
Aggregate gross unrealized depreciation	(29,903,864)

Net unrealized appreciation	$4,418,521

Federal income tax cost of investments in securities and derivative instruments, if applicable	$450,621,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (45.8%)
iShares Core MSCI EAFE ETF	95,200	$5,738,656
iShares Core S&P 500 ETF	16,000	5,376,960
iShares Core S&P Mid-Cap ETF	10,100	1,871,631
iShares Russell 2000 ETF(x)	19,300	2,890,947
SPDR Portfolio S&P 500 ETF(x)	137,200	5,398,820
Vanguard S&P 500 ETF	17,500	5,383,875

Total Equity		26,660,889

Fixed Income (54.0%)
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(x)	57,100	5,225,792
Vanguard Intermediate-Term Corporate Bond ETF	273,101	26,162,981

Total Fixed Income		31,388,773

Total Exchange Traded Funds (99.8%)
(Cost $55,485,033)		58,049,662

SHORT-TERM INVESTMENTS:
Investment Company (6.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	4,000,000	4,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (9.8%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,000,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,020,001.(xx)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,743,313, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $4,838,171.(xx)	4,743,305	4,743,305

Total Repurchase Agreements		5,743,305

Total Short-Term Investments (16.7%)
(Cost $9,743,305)		9,743,305

Total Investments in Securities (116.5%)
(Cost $65,228,338)		67,792,967
Other Assets Less Liabilities (-16.5%)		(9,615,166)

Net Assets (100%)		$58,177,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $12,054,826. This was collateralized by $2,543,233 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $9,743,305 which was subsequently invested in an investment company and joint repurchase agreements.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$58,049,662	$—	$—	$58,049,662
Short-Term Investments
Investment Company	4,000,000	—	—	4,000,000
Repurchase Agreements	—	5,743,305	—	5,743,305

Total Assets	$62,049,662	$5,743,305	$—	$67,792,967

Total Liabilities	$—	$—	$—	$—

Total	$62,049,662	$5,743,305	$—	$67,792,967

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,594,094
Aggregate gross unrealized depreciation	(36,361)

Net unrealized appreciation	$2,557,733

Federal income tax cost of investments in securities and derivative instruments, if applicable	$65,235,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (54.6%)
iShares Core MSCI EAFE ETF	61,484	$3,706,256
iShares Core S&P 500 ETF	14,255	4,790,535
iShares Russell 2000 ETF	7,133	1,068,452
SPDR S&P 500 ETF Trust	14,305	4,790,601
SPDR S&P MidCap 400 ETF Trust	4,699	1,592,162

Total Equity		15,948,006

Fixed Income (44.8%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	48,719	6,562,937
Vanguard Intermediate-Term Corporate Bond ETF	68,401	6,552,816

Total Fixed Income		13,115,753

Total Exchange Traded Funds (99.4%)
(Cost $27,869,772)		29,063,759

Total Investments in Securities (99.4%)
(Cost $27,869,772)		29,063,759
Other Assets Less Liabilities (0.6%)		166,475

Net Assets (100%)		$29,230,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$29,063,759	$—	$—	$29,063,759

Total Assets	$29,063,759	$—	$—	$29,063,759

Total Liabilities	$—	$—	$—	$—

Total	$29,063,759	$—	$—	$29,063,759

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,314,139
Aggregate gross unrealized depreciation	(121,863)

Net unrealized appreciation	$1,192,276

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,871,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (11.2%)
Diversified Telecommunication Services (3.5%)
Verizon Communications, Inc.	796,445	$47,380,513

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	16,037	23,503,827

Media (4.3%)
Comcast Corp., Class A	917,618	42,449,009
Fox Corp., Class A	533,720	14,853,427

		57,302,436

Wireless Telecommunication Services (1.7%)
Telephone and Data Systems, Inc.	1,207,003	22,257,136

Total Communication Services		150,443,912

Consumer Discretionary (9.3%)
Automobiles (2.6%)
General Motors Co.	1,184,934	35,062,197

Household Durables (0.4%)
Newell Brands, Inc.	310,760	5,332,642

Multiline Retail (2.7%)
Dollar Tree, Inc.*	398,068	36,359,531

Specialty Retail (1.6%)
Lowe’s Cos., Inc.	24,585	4,077,668
Ross Stores, Inc.	143,700	13,410,084
TJX Cos., Inc. (The)	73,040	4,064,676

		21,552,428

Textiles, Apparel & Luxury Goods (2.0%)
Gildan Activewear, Inc.	759,518	14,939,719
Ralph Lauren Corp.	164,688	11,193,843

		26,133,562

Total Consumer Discretionary		124,440,360

Consumer Staples (8.2%)
Beverages (1.6%)
Coca-Cola Co. (The)	426,370	21,049,887

Food Products (1.1%)
Danone SA (ADR)	1,193,470	15,383,828

Personal Products (2.8%)
Unilever NV (NYRS)	624,774	37,736,350

Tobacco (2.7%)
Altria Group, Inc.	632,588	24,443,200
British American Tobacco plc (ADR)(x)	327,620	11,843,463

		36,286,663

Total Consumer Staples		110,456,728

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
BP plc (ADR)	707,835	12,358,799
ConocoPhillips	454,478	14,925,058
Equinor ASA (ADR)(x)	301,170	4,234,450
Marathon Petroleum Corp.	749,889	22,001,743
Pioneer Natural Resources Co.	176,318	15,161,585
Williams Cos., Inc. (The)	414,785	8,150,525

Total Energy		76,832,160

Financials (20.1%)
Banks (8.6%)
Bank of America Corp.	648,969	15,633,663
Citigroup, Inc.	967,757	41,720,004
JPMorgan Chase & Co.	221,806	21,353,264
Wells Fargo & Co.	1,562,580	36,736,256

		115,443,187

Capital Markets (1.2%)
E*TRADE Financial Corp.	335,950	16,814,298

Consumer Finance (2.8%)
Ally Financial, Inc.	689,374	17,282,606
Capital One Financial Corp.	286,001	20,552,032

		37,834,638

Diversified Financial Services (1.7%)
Berkshire Hathaway, Inc., Class B*	106,210	22,616,357

Insurance (5.8%)
American International Group, Inc.	1,080,132	29,736,034
Arthur J Gallagher & Co.	136,360	14,396,889
Fidelity National Financial, Inc.	440,260	13,784,540
Lincoln National Corp.	225,808	7,074,565
MetLife, Inc.	342,171	12,718,496

		77,710,524

Total Financials		270,419,004

Health Care (17.5%)
Biotechnology (1.1%)
Biogen, Inc.*	52,588	14,918,164

Health Care Equipment & Supplies (4.0%)
Dentsply Sirona, Inc.	345,490	15,108,278
Koninklijke Philips NV (NYRS)*	540,693	25,493,675
Medtronic plc	124,931	12,982,829

		53,584,782

Health Care Providers & Services (7.2%)
Anthem, Inc.	114,700	30,807,273
Cigna Corp.	128,339	21,741,910
CVS Health Corp.	338,260	19,754,384
Laboratory Corp. of America Holdings*	76,812	14,461,395
McKesson Corp.	68,660	10,225,534

		96,990,496

Pharmaceuticals (5.2%)
Bayer AG (ADR)	1,784,940	26,684,853
Elanco Animal Health, Inc.*	387,680	10,827,903
Mylan NV*	408,683	6,060,769
Sanofi (ADR)	533,200	26,750,644

		70,324,169

Total Health Care		235,817,611

Industrials (8.3%)
Aerospace & Defense (3.5%)
Airbus SE (ADR)(x)*	800,067	14,505,215
BAE Systems plc (ADR)	1,307,974	32,764,748

		47,269,963

Construction & Engineering (0.8%)
Quanta Services, Inc.	209,730	11,086,328

Electrical Equipment (0.6%)
Hubbell, Inc.	59,709	8,170,580

Industrial Conglomerates (2.2%)
General Electric Co.	2,520,168	15,700,646
Siemens AG (ADR)	200,638	13,974,437

		29,675,083

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Professional Services (1.2%)
Robert Half International, Inc.	288,541	$15,275,361

Total Industrials		111,477,315

Information Technology (10.1%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	592,849	23,352,322

Electronic Equipment, Instruments & Components (1.0%)
Flex Ltd.*	1,227,482	13,674,150

IT Services (3.6%)
Cognizant Technology Solutions Corp., Class A	458,297	31,814,978
FleetCor Technologies, Inc.*	67,200	16,000,320

		47,815,298

Semiconductors & Semiconductor Equipment (1.5%)
Applied Materials, Inc.	99,530	5,917,058
NXP Semiconductors NV	112,080	13,988,705

		19,905,763

Software (2.3%)
CDK Global, Inc.	462,380	20,155,144
Open Text Corp.	271,300	11,459,712

		31,614,856

Total Information Technology		136,362,389

Materials (3.3%)
Chemicals (3.3%)
Axalta Coating Systems Ltd.*	810,660	17,972,332
Corteva, Inc.	892,148	25,702,784

Total Materials		43,675,116

Real Estate (0.8%)
Real Estate Management & Development (0.8%)
Howard Hughes Corp. (The)*	196,870	11,339,712

Total Real Estate		11,339,712

Utilities (4.2%)
Electric Utilities (2.7%)
Edison International	194,813	9,904,293
Exelon Corp.	381,006	13,624,774
PPL Corp.	453,400	12,337,014

		35,866,081

Multi-Utilities (1.5%)
NiSource, Inc.	313,300	6,892,600
Public Service Enterprise Group, Inc.	256,280	14,072,335

		20,964,935

Total Utilities		56,831,016

Total Common Stocks (98.7%)
(Cost $1,348,590,096)		1,328,095,323

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal	Value
	Amount	(Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $812,065, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $828,305.(xx)	812,064	812,064
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,108,670.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,912,064

Total Short-Term Investments (0.3%)
(Cost $3,912,064)		3,912,064

Total Investments in Securities (99.0%)
(Cost $1,352,502,160)		1,332,007,387
Other Assets Less Liabilities (1.0%)		12,830,344

Net Assets (100%)		$1,344,837,731

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $11,300,877. This was collateralized by $7,649,875 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $3,912,064 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

Country Diversification

As a Percentage of Total Net Assets

Canada	2.0%
France	4.2
Germany	3.0
Netherlands	2.9
Norway	0.3
United Kingdom	7.0
United States	79.6
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$150,443,912	$—	$—	$150,443,912
Consumer Discretionary	124,440,360	—	—	124,440,360
Consumer Staples	110,456,728	—	—	110,456,728
Energy	76,832,160	—	—	76,832,160
Financials	270,419,004	—	—	270,419,004
Health Care	235,817,611	—	—	235,817,611
Industrials	111,477,315	—	—	111,477,315
Information Technology	136,362,389	—	—	136,362,389
Materials	43,675,116	—	—	43,675,116
Real Estate	11,339,712	—	—	11,339,712
Utilities	56,831,016	—	—	56,831,016
Short-Term Investments
Investment Company	2,000,000	—	—	2,000,000
Repurchase Agreements	—	1,912,064	—	1,912,064

Total Assets	$1,330,095,323	$1,912,064	$—	$1,332,007,387

Total Liabilities	$—	$—	$—	$—

Total	$1,330,095,323	$1,912,064	$—	$1,332,007,387

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,998,136
Aggregate gross unrealized depreciation	(143,115,073)

Net unrealized depreciation	$(32,116,937)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,364,124,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (13.3%)
Entertainment (2.5%)
Activision Blizzard, Inc.	43,137	$3,491,940
Netflix, Inc.*	18,977	9,489,069

		12,981,009

Interactive Media & Services (5.4%)
Alphabet, Inc., Class C*	8,671	12,742,902
Facebook, Inc., Class A*	58,017	15,194,652

		27,937,554

Media (5.4%)
Cable One, Inc.	2,665	5,024,671
Charter Communications, Inc., Class A*	23,849	14,889,885
Comcast Corp., Class A	165,029	7,634,241

		27,548,797

Total Communication Services		68,467,360

Consumer Discretionary (9.4%)
Hotels, Restaurants & Leisure (4.9%)
Chipotle Mexican Grill, Inc.*	7,668	9,536,768
Hilton Grand Vacations, Inc.*	210,105	4,408,003
Royal Caribbean Cruises Ltd.	64,823	4,195,993
Wynn Resorts Ltd.	38,628	2,773,876
Yum! Brands, Inc.	48,030	4,385,139

		25,299,779

Internet & Direct Marketing Retail (2.7%)
Amazon.com, Inc.*	3,790	11,933,687
Booking Holdings, Inc.*	1,209	2,068,212

		14,001,899

Specialty Retail (0.9%)
Burlington Stores, Inc.*	21,064	4,341,080

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	37,411	4,696,577

Total Consumer Discretionary		48,339,335

Consumer Staples (6.2%)
Beverages (1.2%)
Constellation Brands, Inc., Class A	14,321	2,713,973
Molson Coors Beverage Co., Class B	112,716	3,782,749

		6,496,722

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	14,188	5,036,740

Food Products (0.7%)
Kraft Heinz Co. (The)	116,495	3,489,025

Household Products (1.2%)
Church & Dwight Co., Inc.	67,339	6,310,338

Personal Products (0.9%)
Estee Lauder Cos., Inc. (The), Class A	20,621	4,500,533

Tobacco (1.2%)
Philip Morris International, Inc.	80,073	6,004,674

Total Consumer Staples		31,838,032

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Chevron Corp.	37,262	2,682,864
Concho Resources, Inc.	47,453	2,093,626
ConocoPhillips	76,170	2,501,423
EOG Resources, Inc.	78,257	2,812,557
Equitrans Midstream Corp.	185,635	1,570,472

Total Energy		11,660,942

Financials (11.2%)
Banks (2.2%)
JPMorgan Chase & Co.	74,919	7,212,452
SVB Financial Group*	16,480	3,965,418

		11,177,870

Capital Markets (4.7%)
CME Group, Inc.	11,574	1,936,446
Intercontinental Exchange, Inc.	62,200	6,223,110
Moody’s Corp.	21,435	6,212,934
MSCI, Inc.	15,892	5,669,948
Nasdaq, Inc.	33,700	4,135,327

		24,177,765

Insurance (4.3%)
Aon plc, Class A	39,558	8,160,815
Chubb Ltd.	33,689	3,911,967
Marsh & McLennan Cos., Inc.	49,768	5,708,390
RenaissanceRe Holdings Ltd.	27,180	4,613,533

		22,394,705

Total Financials		57,750,340

Health Care (12.4%)
Biotechnology (6.1%)
Allakos, Inc.(x)*	17,800	1,449,810
Allogene Therapeutics, Inc.*	52,217	1,969,103
Biohaven Pharmaceutical Holding Co. Ltd.*	67,127	4,363,926
Karuna Therapeutics, Inc.*	27,318	2,112,228
Neurocrine Biosciences, Inc.*	44,897	4,317,295
Seattle Genetics, Inc.*	56,195	10,996,800
Ultragenyx Pharmaceutical, Inc.*	38,203	3,139,905
Vertex Pharmaceuticals, Inc.*	11,694	3,182,171

		31,531,238

Health Care Equipment & Supplies (3.3%)
Abbott Laboratories	44,008	4,789,391
Danaher Corp.	32,115	6,915,323
Edwards Lifesciences Corp.*	64,714	5,165,471

		16,870,185

Health Care Providers & Services (3.0%)
Anthem, Inc.	14,036	3,769,929
Centene Corp.*	88,230	5,146,456
UnitedHealth Group, Inc.	21,062	6,566,500

		15,482,885

Total Health Care		63,884,308

Industrials (11.0%)
Aerospace & Defense (2.9%)
HEICO Corp. (Frankfurt Stock Exchange), Class A	27,871	2,471,043
HEICO Corp. (New York Stock Exchange)	12,200	1,276,852
L3Harris Technologies, Inc.	32,366	5,497,042
TransDigm Group, Inc.	12,170	5,782,210

		15,027,147

Building Products (1.2%)
Carrier Global Corp.	199,967	6,106,992

Commercial Services & Supplies (1.2%)
Waste Connections, Inc.	61,350	6,368,130

Construction & Engineering (1.8%)
Arcosa, Inc.	211,757	9,336,366

Electrical Equipment (0.9%)
AMETEK, Inc.	45,362	4,508,983

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Machinery (1.1%)
Caterpillar, Inc.	14,664	$2,187,136
Westinghouse Air Brake Technologies Corp.	52,806	3,267,635

		5,454,771

Professional Services (1.1%)
Equifax, Inc.	35,522	5,573,402

Road & Rail (0.8%)
CSX Corp.	55,275	4,293,209

Total Industrials		56,669,000

Information Technology (23.0%)
Electronic Equipment, Instruments & Components (1.2%)
Trimble, Inc.*	123,199	5,999,791

IT Services (7.0%)
FleetCor Technologies, Inc.*	18,155	4,322,706
GoDaddy, Inc., Class A*	53,665	4,076,930
Mastercard, Inc., Class A	33,710	11,399,711
PayPal Holdings, Inc.*	27,210	5,361,186
VeriSign, Inc.*	10,879	2,228,563
Visa, Inc., Class A	45,133	9,025,246

		36,414,342

Semiconductors & Semiconductor Equipment (7.0%)
ASML Holding NV (Registered) (NYRS)	32,840	12,126,827
Broadcom, Inc.	24,859	9,056,631
Intel Corp.	67,056	3,472,160
Micron Technology, Inc.*	150,939	7,088,095
ON Semiconductor Corp.*	193,892	4,205,517

		35,949,230

Software (6.6%)
Adobe, Inc.*	15,173	7,441,294
CDK Global, Inc.	89,595	3,905,446
Microsoft Corp.	76,942	16,183,211
ServiceNow, Inc.*	13,125	6,365,625
SVMK, Inc.*	11,840	261,783

		34,157,359

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	55,620	6,441,352

Total Information Technology		118,962,074

Materials (2.3%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	20,928	6,233,614
Sherwin-Williams Co. (The)	4,328	3,015,491

		9,249,105

Metals & Mining (0.5%)
Allegheny Technologies, Inc.*	317,612	2,769,576

Total Materials		12,018,681

Real Estate (4.0%)
Equity Real Estate Investment Trusts (REITs) (4.0%)
American Tower Corp. (REIT)	21,028	5,083,099
Crown Castle International Corp. (REIT)	24,575	4,091,738
Equinix, Inc. (REIT)	9,833	7,474,358
Park Hotels & Resorts, Inc. (REIT)	400,061	3,996,609

Total Real Estate		20,645,804

Utilities (2.1%)
Independent Power and Renewable Electricity Producers (1.3%)
AES Corp. (The)	352,763	6,388,538

Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	222,316	4,301,815

Total Utilities		10,690,353

Total Common Stocks (97.1%)
(Cost $341,695,184)		500,926,229

SHORT-TERM INVESTMENTS:
Investment Company (1.7%)
JPMorgan Prime Money Market Fund, IM Shares	8,180,567	8,186,293

	Principal	Value
	Amount	(Note 1)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,281,264, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,306,887.(xx)	$1,281,262	1,281,262

Total Short-Term Investments (1.9%)
(Cost $9,468,708)		9,467,555

Total Investments in Securities (99.0%)
(Cost $351,163,892)		510,393,784
Other Assets Less Liabilities (1.0%)		5,338,811

Net Assets (100%)		$515,732,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $1,304,829. This was collateralized by $24,429 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $1,281,262 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$68,467,360	$—	$—	$68,467,360
Consumer Discretionary	48,339,335	—	—	48,339,335
Consumer Staples	31,838,032	—	—	31,838,032
Energy	11,660,942	—	—	11,660,942
Financials	57,750,340	—	—	57,750,340
Health Care	63,884,308	—	—	63,884,308
Industrials	56,669,000	—	—	56,669,000
Information Technology	118,962,074	—	—	118,962,074
Materials	12,018,681	—	—	12,018,681
Real Estate	20,645,804	—	—	20,645,804
Utilities	10,690,353	—	—	10,690,353
Short-Term Investments
Investment Company	8,186,293	—	—	8,186,293
Repurchase Agreement	—	1,281,262	—	1,281,262

Total Assets	$509,112,522	$1,281,262	$—	$510,393,784

Total Liabilities	$—	$—	$—	$—

Total	$509,112,522	$1,281,262	$—	$510,393,784

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$186,121,415
Aggregate gross unrealized depreciation	(26,815,002)

Net unrealized appreciation	$159,306,413

Federal income tax cost of investments in securities and derivative instruments, if applicable	$351,087,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Entertainment (1.5%)
Walt Disney Co. (The)	49,152	$6,098,780

Interactive Media & Services (5.9%)
Facebook, Inc., Class A*	92,903	24,331,296

Media (1.9%)
Comcast Corp., Class A	167,872	7,765,759

Total Communication Services		38,195,835

Consumer Discretionary (18.9%)
Auto Components (1.2%)
Aptiv plc	52,309	4,795,689

Internet & Direct Marketing Retail (12.7%)
Alibaba Group Holding Ltd. (ADR)*	30,880	9,078,102
Amazon.com, Inc.*	12,168	38,310,599
Booking Holdings, Inc.*	2,757	4,716,345

		52,105,046

Specialty Retail (5.0%)
Advance Auto Parts, Inc.	38,590	5,923,565
Home Depot, Inc. (The)	29,525	8,199,388
Ulta Beauty, Inc.*	28,084	6,290,254

		20,413,207

Total Consumer Discretionary		77,313,942

Consumer Staples (4.0%)
Beverages (2.3%)
Anheuser-Busch InBev SA/NV (ADR)(x)	62,944	3,391,423
Monster Beverage Corp.*	75,890	6,086,378

		9,477,801

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	19,427	6,896,585

Total Consumer Staples		16,374,386

Financials (1.3%)
Consumer Finance (1.3%)
American Express Co.	53,732	5,386,633

Total Financials		5,386,633

Health Care (14.9%)
Biotechnology (4.8%)
Alexion Pharmaceuticals, Inc.*	48,187	5,514,038
Amgen, Inc.	41,580	10,567,973
BioMarin Pharmaceutical, Inc.*	46,460	3,534,677

		19,616,688

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.*	82,080	4,674,456

Health Care Providers & Services (3.3%)
UnitedHealth Group, Inc.	42,975	13,398,316

Life Sciences Tools & Services (3.0%)
Thermo Fisher Scientific, Inc.	27,447	12,118,399

Pharmaceuticals (2.7%)
Zoetis, Inc.	68,127	11,266,162

Total Health Care		61,074,021

Industrials (10.0%)
Aerospace & Defense (1.3%)
Raytheon Technologies Corp.	88,710	5,104,373

Air Freight & Logistics (3.9%)
CH Robinson Worldwide, Inc.	41,013	4,191,119
United Parcel Service, Inc., Class B	70,348	11,722,087

		15,913,206

Professional Services (1.8%)
IHS Markit Ltd.	94,063	7,384,886

Road & Rail (1.4%)
Uber Technologies, Inc.*	153,900	5,614,272

Trading Companies & Distributors (1.6%)
WW Grainger, Inc.	18,690	6,668,031

Total Industrials		40,684,768

Information Technology (37.6%)
IT Services (7.9%)
Akamai Technologies, Inc.*	72,830	8,050,628
Fidelity National Information Services, Inc.	46,650	6,867,347
Visa, Inc., Class A	86,251	17,247,612

		32,165,587

Semiconductors & Semiconductor Equipment (7.5%)
NVIDIA Corp.	22,190	12,009,672
NXP Semiconductors NV	29,610	3,695,624
QUALCOMM, Inc.	84,140	9,901,595
Texas Instruments, Inc.	36,236	5,174,139

		30,781,030

Software (17.2%)
Adobe, Inc.*	29,259	14,349,491
Microsoft Corp.	102,177	21,490,889
Nutanix, Inc., Class A*	101,930	2,260,807
Palo Alto Networks, Inc.*	24,490	5,993,928
salesforce.com, Inc.*	52,610	13,221,945
Splunk, Inc.*	39,375	7,407,619
VMware, Inc., Class A*	40,291	5,788,608

		70,513,287

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	177,304	20,533,576

Total Information Technology		153,993,480

Materials (1.4%)
Chemicals (1.4%)
Ecolab, Inc.	28,928	5,780,971

Total Materials		5,780,971

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.9%)
Equinix, Inc. (REIT)	10,180	7,738,123

Total Real Estate		7,738,123

Total Investments in Securities (99.3%)
(Cost $211,547,423)		406,542,159
Other Assets Less Liabilities (0.7%)		3,071,443

Net Assets (100%)		$409,613,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(x)

All or a portion of security is on loan at September 30, 2020, the Portfolio had loaned securities with a total value of $3,049,608. This was collateralized by $3,142,332 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$38,195,835	$—	$—	$38,195,835
Consumer Discretionary	77,313,942	—	—	77,313,942
Consumer Staples	16,374,386	—	—	16,374,386
Financials	5,386,633	—	—	5,386,633
Health Care	61,074,021	—	—	61,074,021
Industrials	40,684,768	—	—	40,684,768
Information Technology	153,993,480	—	—	153,993,480
Materials	5,780,971	—	—	5,780,971
Real Estate	7,738,123	—	—	7,738,123

Total Assets	$406,542,159	$—	$—	$406,542,159

Total Liabilities	$—	$—	$—	$—

Total	$406,542,159	$—	$—	$406,542,159

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,753,031
Aggregate gross unrealized depreciation	(8,298,535)

Net unrealized appreciation	$193,454,496

Federal income tax cost of investments in securities and derivative instruments, if applicable	$213,087,663

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	22,852	$651,511
CenturyLink, Inc.	3,266	32,954
Verizon Communications, Inc.	13,272	789,551

		1,474,016

Entertainment (1.6%)
Activision Blizzard, Inc.	2,477	200,513
Electronic Arts, Inc.*	930	121,281
Live Nation Entertainment, Inc.*	487	26,240
Netflix, Inc.*	1,411	705,542
Take-Two Interactive Software, Inc.*	364	60,140
Walt Disney Co. (The)	5,793	718,796
Zynga, Inc., Class A*	213,440	1,946,573

		3,779,085

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	962	1,409,907
Alphabet, Inc., Class C*	938	1,378,484
Facebook, Inc., Class A*	7,712	2,019,773
Pinterest, Inc., Class A*	18,680	775,407
Twitter, Inc.*	2,598	115,611

		5,699,182

Media (0.5%)
Charter Communications, Inc., Class A*	483	301,556
Comcast Corp., Class A	14,608	675,766
comScore, Inc.*	38,370	78,275
Discovery, Inc., Class A(x)*	448	9,753
Discovery, Inc., Class C*	1,117	21,893
DISH Network Corp., Class A*	739	21,453
Fox Corp., Class A	1,148	31,949
Fox Corp., Class B	435	12,167
Interpublic Group of Cos., Inc. (The)	1,172	19,537
News Corp., Class A	1,068	14,973
News Corp., Class B	412	5,760
Omnicom Group, Inc.	713	35,294
Tribune Co. Litigation Interests, Class 1C(r)*	24,151	—
ViacomCBS, Inc.(x)	1,799	50,390

		1,278,766

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	1,867	213,510

Total Communication Services		12,444,559

Consumer Discretionary (13.0%)
Auto Components (0.6%)
Aptiv plc	901	82,604
BorgWarner, Inc.	634	24,561
Fox Factory Holding Corp.*	17,370	1,291,112

		1,398,277

Automobiles (0.1%)
Ford Motor Co.	12,286	81,825
General Motors Co.	4,148	122,739

		204,564

Distributors (0.0%)
Genuine Parts Co.	474	45,110
LKQ Corp.*	890	24,680

		69,790

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	1,785	27,096
Chipotle Mexican Grill, Inc.*	90	111,934
Darden Restaurants, Inc.	418	42,109
Domino’s Pizza, Inc.	125	53,160
Hilton Worldwide Holdings, Inc.	866	73,887
Las Vegas Sands Corp.	1,096	51,139
Marriott International, Inc., Class A	856	79,249
McDonald’s Corp.	2,385	523,484
MGM Resorts International	1,313	28,558
Norwegian Cruise Line Holdings Ltd.(x)*	758	12,969
Royal Caribbean Cruises Ltd.	605	39,162
Starbucks Corp.	3,746	321,856
Wynn Resorts Ltd.(x)	279	20,035
Yum! Brands, Inc.	1,001	91,391

		1,476,029

Household Durables (0.4%)
DR Horton, Inc.	1,068	80,773
Garmin Ltd.	470	44,584
Leggett & Platt, Inc.	380	15,645
Lennar Corp., Class A	896	73,185
Mohawk Industries, Inc.*	169	16,493
Newell Brands, Inc.	1,304	22,377
NVR, Inc.*	11	44,914
PulteGroup, Inc.	874	40,458
Purple Innovation, Inc.*	22,220	552,389
Whirlpool Corp.	206	37,881

		928,699

Internet & Direct Marketing Retail (5.2%)
Alibaba Group Holding Ltd. (ADR)*	7,740	2,275,405
Amazon.com, Inc.*	1,365	4,298,017
Booking Holdings, Inc.*	131	224,099
Chewy, Inc., Class A*	18,510	1,014,903
eBay, Inc.	2,142	111,598
Etsy, Inc.*	383	46,584
Expedia Group, Inc.	16,907	1,550,203
MercadoLibre, Inc.*	3,047	3,298,317

		12,819,126

Leisure Products (0.0%)
Hasbro, Inc.	371	30,689

Multiline Retail (0.2%)
Dollar General Corp.	818	171,469
Dollar Tree, Inc.*	747	68,231
Target Corp.	1,604	252,502

		492,202

Specialty Retail (4.9%)
Advance Auto Parts, Inc.	229	35,151
American Eagle Outfitters, Inc.	101,720	1,506,473
AutoZone, Inc.*	73	85,968
Best Buy Co., Inc.	719	80,018
CarMax, Inc.*	521	47,885
Carvana Co.*	14,670	3,272,290
Gap, Inc. (The)	633	10,780
Home Depot, Inc. (The)	3,450	958,100
L Brands, Inc.	855	27,198
Lowe’s Cos., Inc.	17,662	2,929,419
O’Reilly Automotive, Inc.*	240	110,659
Ross Stores, Inc.	26,193	2,444,331
Tiffany & Co.	351	40,663
TJX Cos., Inc. (The)	3,842	213,807
Tractor Supply Co.	373	53,466
Ulta Beauty, Inc.*	192	43,004

		11,859,212

Textiles, Apparel & Luxury Goods (1.0%)
Crocs, Inc.*	42,170	1,801,924
Hanesbrands, Inc.	1,013	15,955
NIKE, Inc., Class B	3,977	499,273
PVH Corp.	302	18,011
Ralph Lauren Corp.	142	9,652
Tapestry, Inc.	735	11,488
Under Armour, Inc., Class A*	523	5,873
Under Armour, Inc., Class C*	527	5,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
VF Corp.	1,005	$70,601

		2,437,963

Total Consumer Discretionary		31,716,551

Consumer Staples (6.4%)
Beverages (1.7%)
Brown-Forman Corp., Class B	594	44,740
Coca-Cola Co. (The)	12,397	612,040
Constellation Brands, Inc., Class A	7,037	1,333,582
Molson Coors Beverage Co., Class B	520	17,451
Monster Beverage Corp.*	18,990	1,522,998
PepsiCo, Inc.	4,450	616,770

		4,147,581

Food & Staples Retailing (2.9%)
BJ’s Wholesale Club Holdings, Inc.*	58,160	2,416,548
Casey’s General Stores, Inc.	7,620	1,353,693
Costco Wholesale Corp.	1,416	502,680
Kroger Co. (The)	2,578	87,420
Performance Food Group Co.*	55,160	1,909,639
Sysco Corp.	1,681	104,592
Walgreens Boots Alliance, Inc.	2,304	82,760
Walmart, Inc.	4,452	622,879

		7,080,211

Food Products (0.8%)
Archer-Daniels-Midland Co.	1,747	81,218
Campbell Soup Co.	599	28,974
Conagra Brands, Inc.	1,550	55,350
General Mills, Inc.	1,982	122,250
Hershey Co. (The)	486	69,663
Hormel Foods Corp.	838	40,970
J M Smucker Co. (The)	369	42,627
Kellogg Co.	760	49,088
Kraft Heinz Co. (The)	2,152	64,452
Lamb Weston Holdings, Inc.	481	31,876
McCormick & Co., Inc. (Non- Voting)	406	78,805
Mondelez International, Inc., Class A	4,578	263,006
Tyson Foods, Inc., Class A	925	55,019
Vital Farms, Inc.(x)*	26,420	1,070,803

		2,054,101

Household Products (0.7%)
Church & Dwight Co., Inc.	770	72,157
Clorox Co. (The)	407	85,539
Colgate-Palmolive Co.	2,747	211,931
Kimberly-Clark Corp.	1,106	163,312
Procter & Gamble Co. (The)	7,986	1,109,974

		1,642,913

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	721	157,358

Tobacco (0.2%)
Altria Group, Inc.	5,960	230,295
Philip Morris International, Inc.	4,994	374,500

		604,795

Total Consumer Staples		15,686,959

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,151	28,587
Halliburton Co.	2,992	36,054
National Oilwell Varco, Inc.	1,179	10,682
Schlumberger NV	4,354	67,748
TechnipFMC plc	1,310	8,266

		151,337

Oil, Gas & Consumable Fuels (1.0%)
Apache Corp.	1,045	9,896
Cabot Oil & Gas Corp.	1,172	20,346
Chevron Corp.	5,988	431,136
Concho Resources, Inc.	599	26,428
ConocoPhillips	3,452	113,364
Devon Energy Corp.	1,175	11,115
Diamondback Energy, Inc.	536	16,144
EOG Resources, Inc.	1,840	66,130
Exxon Mobil Corp.	13,561	465,549
Hess Corp.	859	35,159
HollyFrontier Corp.	453	8,929
Kinder Morgan, Inc.	6,540	80,638
Marathon Oil Corp.	2,794	11,427
Marathon Petroleum Corp.	2,049	60,118
Noble Energy, Inc.	1,920	16,416
Occidental Petroleum Corp.	2,656	26,586
ONEOK, Inc.	1,346	34,969
Phillips 66	1,442	74,753
Pioneer Natural Resources Co.	10,233	879,936
Valero Energy Corp.	1,278	55,363
Williams Cos., Inc. (The)	3,815	74,965

		2,519,367

Total Energy		2,670,704

Financials (6.6%)
Banks (2.2%)
Bank of America Corp.	24,448	588,952
Citigroup, Inc.	6,677	287,845
Citizens Financial Group, Inc.	1,260	31,853
Comerica, Inc.	501	19,163
Fifth Third Bancorp	2,279	48,588
First Republic Bank	10,027	1,093,545
Huntington Bancshares, Inc.	2,991	27,427
JPMorgan Chase & Co.	9,773	940,847
KeyCorp	3,388	40,419
M&T Bank Corp.	387	35,639
People’s United Financial, Inc.	1,200	12,372
PNC Financial Services Group, Inc. (The)‡	1,335	146,730
Regions Financial Corp.	3,185	36,723
SVB Financial Group*	165	39,702
Truist Financial Corp.	38,796	1,476,188
US Bancorp	4,463	159,999
Wells Fargo & Co.	13,211	310,591
Zions Bancorp NA	483	14,113

		5,310,696

Capital Markets (3.0%)
Ameriprise Financial, Inc.	407	62,723
Bank of New York Mellon Corp. (The)	2,507	86,090
BlackRock, Inc.‡	455	256,415
Cboe Global Markets, Inc.	322	28,252
Charles Schwab Corp. (The)	3,736	135,355
CME Group, Inc.	1,150	192,406
Dragoneer Growth Opportunities Corp.*	84,590	1,036,227
E*TRADE Financial Corp.	652	32,633
Franklin Resources, Inc.	774	15,751
Goldman Sachs Group, Inc. (The)	1,103	221,670
GS Acquisition Holdings Corp. II*	47,920	538,142
Insurance Acquisition Corp.(r)*	52,630	526,300
Intercontinental Exchange, Inc.	9,030	903,452
Invesco Ltd.	1,039	11,855
KKR & Co., Inc., Class A	62,600	2,149,684
MarketAxess Holdings, Inc.	120	57,791
Moody’s Corp.	517	149,852
Morgan Stanley	3,849	186,099
MSCI, Inc.	279	99,542
Nasdaq, Inc.	389	47,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Northern Trust Corp.	673	$52,474
Raymond James Financial, Inc.	413	30,050
S&P Global, Inc.	773	278,744
State Street Corp.	1,175	69,713
T. Rowe Price Group, Inc.	742	95,139

		7,264,093

Consumer Finance (0.2%)
American Express Co.	2,118	212,330
Capital One Financial Corp.	1,490	107,071
Discover Financial Services	993	57,376
Synchrony Financial	1,744	45,640

		422,417

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	6,356	1,353,447

Insurance (0.7%)
Aflac, Inc.	2,242	81,497
Allstate Corp. (The)	1,046	98,470
American International Group, Inc.	2,679	73,753
Aon plc, Class A	756	155,963
Arthur J Gallagher & Co.	585	61,764
Assurant, Inc.	221	26,810
Chubb Ltd.	1,454	168,838
Cincinnati Financial Corp.	485	37,815
Everest Re Group Ltd.	118	23,310
Globe Life, Inc.	289	23,091
Hartford Financial Services Group, Inc. (The)	1,156	42,610
Lincoln National Corp.	549	17,200
Loews Corp.	714	24,812
Marsh & McLennan Cos., Inc.	1,647	188,911
MetLife, Inc.	2,561	95,192
Principal Financial Group, Inc.	841	33,867
Progressive Corp. (The)	1,877	177,696
Prudential Financial, Inc.	1,267	80,480
Travelers Cos., Inc. (The)	835	90,339
Unum Group	780	13,127
W R Berkley Corp.	409	25,010
Willis Towers Watson plc	402	83,946

		1,624,501

Total Financials		15,975,154

Health Care (11.9%)
Biotechnology (1.6%)
AbbVie, Inc.	5,652	495,059
Alexion Pharmaceuticals, Inc.*	703	80,444
Amgen, Inc.	1,887	479,600
Biogen, Inc.*	537	152,336
BioMarin Pharmaceutical, Inc.*	14,870	1,131,310
Gilead Sciences, Inc.	4,022	254,150
Incyte Corp.*	548	49,177
Regeneron Pharmaceuticals, Inc.*	324	181,369
Ultragenyx Pharmaceutical, Inc.*	11,270	926,281
Vertex Pharmaceuticals, Inc.*	832	226,404

		3,976,130

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	5,673	617,393
ABIOMED, Inc.*	144	39,897
Align Technology, Inc.*	226	73,983
Baxter International, Inc.	1,599	128,592
Becton Dickinson and Co.	946	220,115
Boston Scientific Corp.*	4,630	176,912
Cooper Cos., Inc. (The)	160	53,939
Danaher Corp.	2,018	434,536
Dentsply Sirona, Inc.	779	34,066
DexCom, Inc.*	302	124,493
Edwards Lifesciences Corp.*	1,987	158,602
Hologic, Inc.*	823	54,705
IDEXX Laboratories, Inc.*	267	104,960
Insulet Corp.*	11,250	2,661,637
Intuitive Surgical, Inc.*	374	265,368
Medtronic plc	4,301	446,960
ResMed, Inc.	456	78,172
SmileDirectClub, Inc.(x)*	44,670	521,746
STERIS plc	291	51,271
Stryker Corp.	1,036	215,871
Teleflex, Inc.	149	50,723
Varian Medical Systems, Inc.*	304	52,288
West Pharmaceutical Services, Inc.	235	64,602
Zimmer Biomet Holdings, Inc.	655	89,172

		6,720,003

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	507	49,138
Anthem, Inc.	808	217,021
Cardinal Health, Inc.	936	43,945
Centene Corp.*	1,883	109,835
Cigna Corp.	1,183	200,412
CVS Health Corp.	4,192	244,813
DaVita, Inc.*	311	26,637
HCA Healthcare, Inc.	866	107,973
Henry Schein, Inc.*	476	27,979
Humana, Inc.	428	177,145
Laboratory Corp. of America Holdings*	310	58,364
McKesson Corp.	506	75,359
Quest Diagnostics, Inc.	407	46,597
Surgery Partners, Inc.*	102,500	2,244,750
UnitedHealth Group, Inc.	3,042	948,404
Universal Health Services, Inc., Class B	229	24,508

		4,602,880

Health Care Technology (0.9%)
Cerner Corp.	949	68,603
Livongo Health, Inc.*	15,300	2,142,765

		2,211,368

Life Sciences Tools & Services (3.2%)
Agilent Technologies, Inc.	1,020	102,959
Bio-Rad Laboratories, Inc., Class A*	4,243	2,187,097
Illumina, Inc.*	471	145,577
IQVIA Holdings, Inc.*	613	96,627
Mettler-Toledo International, Inc.*	79	76,294
PerkinElmer, Inc.	12,617	1,583,560
PPD, Inc.*	20,080	742,759
Syneos Health, Inc.*	41,530	2,207,735
Thermo Fisher Scientific, Inc.	1,267	559,406
Waters Corp.*	183	35,809

		7,737,823

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	7,257	437,525
Catalent, Inc.*	526	45,057
Eli Lilly and Co.	2,546	376,859
Johnson & Johnson	8,450	1,258,036
Merck & Co., Inc.	8,096	671,563
Mylan NV*	1,474	21,859
Perrigo Co. plc	502	23,047
Pfizer, Inc.	17,816	653,847
Zoetis, Inc.	1,523	251,859

		3,739,652

Total Health Care		28,987,856

Industrials (8.4%)
Aerospace & Defense (1.1%)
Boeing Co. (The)	1,719	284,082
General Dynamics Corp.	740	102,438

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Howmet Aerospace, Inc.	1,059	$17,707
Huntington Ingalls Industries, Inc.	123	17,312
L3Harris Technologies, Inc.	7,616	1,293,501
Lockheed Martin Corp.	792	303,558
Northrop Grumman Corp.	503	158,691
Raytheon Technologies Corp.	4,899	281,888
Teledyne Technologies, Inc.*	129	40,017
Textron, Inc.	672	24,253
TransDigm Group, Inc.	174	82,671

		2,606,118

Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	469	47,927
Expeditors International of Washington, Inc.	510	46,165
FedEx Corp.	776	195,179
United Parcel Service, Inc., Class B	2,258	376,251
XPO Logistics, Inc.*	21,450	1,815,957

		2,481,479

Airlines (0.1%)
Alaska Air Group, Inc.	372	13,626
American Airlines Group, Inc.(x)	1,513	18,595
Delta Air Lines, Inc.	2,045	62,536
Southwest Airlines Co.	1,903	71,362
United Airlines Holdings, Inc.*	885	30,754

		196,873

Building Products (1.3%)
A O Smith Corp.	387	20,434
Allegion plc	330	32,640
Carrier Global Corp.	2,578	78,732
Fortune Brands Home & Security, Inc.	423	36,598
Ingersoll-Rand plc	770	93,363
Johnson Controls International plc	2,437	99,551
Masco Corp.	854	47,081
Trex Co., Inc.*	37,720	2,700,752

		3,109,151

Commercial Services & Supplies (1.2%)
Cintas Corp.	284	94,524
Copart, Inc.*	25,840	2,717,334
Republic Services, Inc.	680	63,478
Rollins, Inc.	423	22,922
Waste Management, Inc.	1,245	140,897

		3,039,155

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	388	35,995
Quanta Services, Inc.	473	25,003

		60,998

Electrical Equipment (0.9%)
AMETEK, Inc.	725	72,065
Eaton Corp. plc	1,289	131,517
Emerson Electric Co.	1,928	126,419
Rockwell Automation, Inc.	360	79,445
Vertiv Holdings Co., Class A*	102,680	1,778,417

		2,187,863

Industrial Conglomerates (0.4%)
3M Co.	1,845	295,532
General Electric Co.	28,256	176,035
Honeywell International, Inc.	2,251	370,537
Roper Technologies, Inc.	340	134,338

		976,442

Machinery (1.0%)
Brain Corp.(r)*	52,300	230,643
Caterpillar, Inc.	1,736	258,924
Cummins, Inc.	486	102,624
Deere & Co.	1,008	223,403
Dover Corp.	431	46,695
Flowserve Corp.	362	9,879
Fortive Corp.	1,081	82,383
IDEX Corp.	246	44,873
Illinois Tool Works, Inc.	927	179,106
Ingersoll Rand, Inc.*	1,188	42,293
Otis Worldwide Corp.	1,284	80,147
PACCAR, Inc.	1,076	91,761
Parker-Hannifin Corp.	397	80,329
Pentair plc	489	22,382
Snap-on, Inc.	183	26,925
Stanley Black & Decker, Inc.	518	84,020
Tennant Co.	10,640	642,230
Westinghouse Air Brake Technologies Corp.	596	36,880
Xylem, Inc.	611	51,397

		2,336,894

Professional Services (0.1%)
Equifax, Inc.	397	62,289
IHS Markit Ltd.	1,304	102,377
Nielsen Holdings plc	1,090	15,456
Robert Half International, Inc.	404	21,388
Verisk Analytics, Inc.	502	93,026

		294,536

Road & Rail (0.9%)
CSX Corp.	2,480	192,621
JB Hunt Transport Services, Inc.	294	37,156
Kansas City Southern	316	57,142
Norfolk Southern Corp.	804	172,048
Old Dominion Freight Line, Inc.	303	54,819
Uber Technologies, Inc.*	33,220	1,211,866
Union Pacific Corp.	2,176	428,389

		2,154,041

Trading Companies & Distributors (0.4%)
Fastenal Co.	1,782	80,351
H&E Equipment Services, Inc.	38,120	749,439
United Rentals, Inc.*	250	43,625
WW Grainger, Inc.	139	49,591

		923,006

Total Industrials		20,366,556

Information Technology (29.2%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	190	39,316
Cisco Systems, Inc.	13,602	535,783
F5 Networks, Inc.*	201	24,677
Juniper Networks, Inc.	980	21,070
Motorola Solutions, Inc.	532	83,423

		704,269

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	927	100,366
CDW Corp.	463	55,342
Corning, Inc.	2,470	80,053
FLIR Systems, Inc.	359	12,870
IPG Photonics Corp.*	105	17,847
Keysight Technologies, Inc.*	592	58,478
nLight, Inc.*	34,580	811,938
TE Connectivity Ltd.	1,092	106,732
Zebra Technologies Corp., Class A*	173	43,676

		1,287,302

IT Services (6.6%)
Accenture plc, Class A	2,043	461,698
Akamai Technologies, Inc.*	514	56,818
Automatic Data Processing, Inc.	1,380	192,496
Broadridge Financial Solutions, Inc.	389	51,348
Cardtronics plc, Class A*	39,940	790,812
Cognizant Technology Solutions Corp., Class A	1,774	123,151
DXC Technology Co.	785	14,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fidelity National Information Services, Inc.	1,982	$291,770
Fiserv, Inc.*	1,819	187,448
FleetCor Technologies, Inc.*	259	61,668
Gartner, Inc.*	269	33,611
Global Payments, Inc.	973	172,785
International Business Machines Corp.	2,848	346,516
Jack Henry & Associates, Inc.	225	36,583
Leidos Holdings, Inc.	465	41,455
Mastercard, Inc., Class A	2,835	958,712
Paychex, Inc.	1,006	80,249
PayPal Holdings, Inc.*	3,766	742,015
Shopify, Inc., Class A*	4,306	4,404,909
VeriSign, Inc.*	319	65,347
Visa, Inc., Class A	17,011	3,401,690
Western Union Co. (The)	1,216	26,059
Wix.com Ltd.*	13,340	3,399,699

		15,940,851

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	3,756	307,954
Analog Devices, Inc.	1,182	137,987
Applied Materials, Inc.	2,939	174,724
Broadcom, Inc.	1,282	467,058
Intel Corp.	13,580	703,172
KLA Corp.	482	93,383
Lam Research Corp.	472	156,586
Maxim Integrated Products, Inc.	855	57,807
Microchip Technology, Inc.	823	84,571
Micron Technology, Inc.*	3,612	169,620
NVIDIA Corp.	4,933	2,669,838
Qorvo, Inc.*	375	48,379
QUALCOMM, Inc.	3,608	424,589
Skyworks Solutions, Inc.	526	76,533
Teradyne, Inc.	532	42,273
Texas Instruments, Inc.	2,944	420,374
Xilinx, Inc.	764	79,639

		6,114,487

Software (15.4%)
Adobe, Inc.*	9,155	4,489,887
Agora, Inc. (ADR)(x)*	10,920	469,342
Alteryx, Inc., Class A*	2,870	325,888
ANSYS, Inc.*	267	87,370
Autodesk, Inc.*	712	164,479
Avaya Holdings Corp.*	131	1,991
Cadence Design Systems, Inc.*	866	92,342
Citrix Systems, Inc.	365	50,264
Cloudflare, Inc., Class A*	10,420	427,845
Cornerstone OnDemand, Inc.*	26,690	970,448
Datadog, Inc., Class A*	13,470	1,376,095
DocuSign, Inc.*	22,600	4,864,424
Dynatrace, Inc.*	18,280	749,846
Fortinet, Inc.*	18,605	2,191,855
HubSpot, Inc.*	4,600	1,344,258
Intuit, Inc.	836	272,712
JFrog Ltd.*	11,840	1,002,256
Microsoft Corp.	24,266	5,103,868
New Relic, Inc.*	18,860	1,062,950
NortonLifeLock, Inc.	1,868	38,929
Oracle Corp.	6,199	370,080
Paycom Software, Inc.*	158	49,185
Qualys, Inc.*	10,699	1,048,609
salesforce.com, Inc.*	2,918	733,352
ServiceNow, Inc.*	10,152	4,923,720
Splunk, Inc.*	4,250	799,552
Sprout Social, Inc., Class A*	49,878	1,920,303
Synopsys, Inc.*	477	102,068
Tyler Technologies, Inc.*	137	47,753
Unity Software, Inc.(x)*	1,490	130,047
Varonis Systems, Inc.*	10,980	1,267,312
Yext, Inc.*	62,181	943,908

		37,422,938

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	79,510	9,208,053
Hewlett Packard Enterprise Co.	4,133	38,726
HP, Inc.	4,736	89,937
NetApp, Inc.	653	28,628
Seagate Technology plc	668	32,912
Western Digital Corp.	1,068	39,035
Xerox Holdings Corp.	479	8,991

		9,446,282

Total Information Technology		70,916,129

Materials (1.5%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	708	210,885
Albemarle Corp.	355	31,694
Celanese Corp.	349	37,500
CF Industries Holdings, Inc.	736	22,602
Corteva, Inc.	2,363	68,078
Dow, Inc.	2,416	113,673
DuPont de Nemours, Inc.	2,363	131,099
Eastman Chemical Co.	409	31,951
Ecolab, Inc.	801	160,072
FMC Corp.	383	40,563
International Flavors & Fragrances, Inc.	348	42,613
Linde plc	1,684	401,011
LyondellBasell Industries NV, Class A	822	57,943
Mosaic Co. (The)	1,233	22,527
PPG Industries, Inc.	733	89,485
Sherwin-Williams Co. (The)	262	182,546

		1,644,242

Construction Materials (0.6%)
Martin Marietta Materials, Inc.	184	43,306
Summit Materials, Inc., Class A*	77,700	1,285,158
Vulcan Materials Co.	447	60,586

		1,389,050

Containers & Packaging (0.1%)
Amcor plc	5,066	55,979
Avery Dennison Corp.	248	31,704
Ball Corp.	1,013	84,201
International Paper Co.	1,272	51,567
Packaging Corp. of America	310	33,805
Sealed Air Corp.	476	18,474
Westrock Co.	786	27,306

		303,036

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,613	72,148
Newmont Corp.	2,574	163,320
Nucor Corp.	971	43,559

		279,027

Total Materials		3,615,355

Real Estate (4.1%)
Equity Real Estate Investment Trusts (REITs) (3.5%)
Alexandria Real Estate Equities, Inc. (REIT)	415	66,400
American Tower Corp. (REIT)	1,422	343,740
Apartment Investment and Management Co. (REIT), Class A	524	17,669
AvalonBay Communities, Inc. (REIT)	451	67,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Boston Properties, Inc. (REIT)	476	$38,223
Crown Castle International Corp. (REIT)	1,337	222,610
Digital Realty Trust, Inc. (REIT)	14,760	2,166,178
Duke Realty Corp. (REIT)	1,102	40,664
Equinix, Inc. (REIT)	284	215,877
Equity Residential (REIT)	1,155	59,286
Essex Property Trust, Inc. (REIT)	208	41,764
Extra Space Storage, Inc. (REIT)	387	41,405
Federal Realty Investment Trust (REIT)	204	14,982
Healthpeak Properties, Inc. (REIT)	1,602	43,494
Host Hotels & Resorts, Inc. (REIT)	2,038	21,990
Iron Mountain, Inc. (REIT)	962	25,772
Kimco Realty Corp. (REIT)	1,263	14,221
Mid-America Apartment Communities, Inc. (REIT)	366	42,438
Prologis, Inc. (REIT)	2,369	238,369
Public Storage (REIT)	498	110,915
Realty Income Corp. (REIT)	1,174	71,321
Regency Centers Corp. (REIT)	516	19,618
SBA Communications Corp. (REIT)	13,484	4,294,384
Simon Property Group, Inc. (REIT)	977	63,192
SL Green Realty Corp. (REIT)	219	10,155
UDR, Inc. (REIT)	954	31,110
Ventas, Inc. (REIT)	1,256	52,702
Vornado Realty Trust (REIT)	541	18,237
Welltower, Inc. (REIT)	1,308	72,058
Weyerhaeuser Co. (REIT)	2,365	67,450

		8,533,576

Real Estate Management & Development (0.6%)
CBRE Group, Inc., Class A*	30,066	1,412,200

Total Real Estate		9,945,776

Utilities (1.1%)
Electric Utilities (0.7%)
Alliant Energy Corp.	833	43,025
American Electric Power Co., Inc.	1,550	126,682
Duke Energy Corp.	2,365	209,444
Edison International	1,244	63,245
Entergy Corp.	632	62,271
Evergy, Inc.	671	34,100
Eversource Energy	1,047	87,477
Exelon Corp.	3,091	110,534
FirstEnergy Corp.	1,844	52,941
NextEra Energy, Inc.	1,570	435,769
NRG Energy, Inc.	718	22,071
Pinnacle West Capital Corp.	370	27,584
PPL Corp.	2,523	68,651
Southern Co. (The)	3,405	184,619
Xcel Energy, Inc.	1,729	119,318

		1,647,731

Gas Utilities (0.0%)
Atmos Energy Corp.	390	37,280

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,166	39,226

Multi-Utilities (0.4%)
Ameren Corp.	825	65,241
CenterPoint Energy, Inc.	1,608	31,115
CMS Energy Corp.	921	56,559
Consolidated Edison, Inc.	1,101	85,658
Dominion Energy, Inc.	2,692	212,479
DTE Energy Co.	608	69,944
NiSource, Inc.	1,288	28,336
Public Service Enterprise Group, Inc.	1,587	87,142
Sempra Energy	949	112,324
WEC Energy Group, Inc.	1,012	98,063

		846,861

Water Utilities (0.0%)
American Water Works Co., Inc.	566	82,002

Total Utilities		2,653,100

Total Common Stocks (88.4%)
(Cost $134,892,859)		214,978,699

	Principal	Value
	Amount	(Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.8%)
Energy (0.2%)
Energy Equipment & Services (0.2%)
Newpark Resources, Inc.
4.000%, 12/1/21	$618,000	535,838

Total Energy		535,838

Industrials (0.6%)
Electrical Equipment (0.6%)
Bloom Energy Corp.
2.500%, 8/15/25§	1,030,000	1,308,707

Total Industrials		1,308,707

Total Convertible Bonds		1,844,545

Corporate Bond (0.0%)
Utilities (0.0%)
Electric Utilities (0.0%)
Texas Competitive Electric Holdings Co. LLC
8.500%, 10/20/20(r)	5,264,099	—

Total Utilities		—

Total Long-Term Debt Securities (0.8%)
(Cost $1,562,763)		1,844,545

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (8.1%)
JPMorgan Prime Money Market Fund, IM Shares	19,615,020	19,628,751

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $408,000.(xx)	$400,000	400,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $607,775, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $619,930.(xx)	$607,774	$607,774
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $500,003, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $554,335.(xx)	500,000	500,000

Total Repurchase Agreements		1,507,774

Total Short-Term Investments (8.7%)
(Cost $21,131,381)		21,136,525

Total Investments in Securities (97.9%)
(Cost $157,587,003)		237,959,769
Other Assets Less Liabilities (2.1%)		5,140,254

Net Assets (100%)		$243,100,023

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $1,308,707 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $1,565,469. This was collateralized by $146,923 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $1,507,774 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,335	217,735	8,559	(11,586)	(2,255)	(65,723)	146,730	4,623	—
Capital Markets
BlackRock, Inc.	455	184,491	76,811	(31,402)	182	26,333	256,415	4,752	—

Total		402,226	85,370	(42,988)	(2,073)	(39,390)	403,145	9,375	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

					Value and
					Unrealized
	Number of	Expiration	Trading	Notional	Appreciation
Description	Contracts	Date	Currency	Amount ($)	(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	147	12/2020	USD	24,637,200	182,754

					182,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Written Call Options Contracts as of September 30, 2020 (Note 1):

		Number of	Notional		Expiration
Description	Counterparty	Contracts	Amount	Exercise Price	Date	Value ($)
Alteryx, Inc.	Exchange Traded	28	USD 317,940	USD 115.00	10/16/2020	(11,760)

Total Written Options Contracts (Premiums Received ($12,812))						(11,760)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$12,444,559	$—	$—	(a)	$12,444,559
Consumer Discretionary	31,716,551	—	—		31,716,551
Consumer Staples	15,686,959	—	—		15,686,959
Energy	2,670,704	—	—		2,670,704
Financials	15,448,854	—	526,300		15,975,154
Health Care	28,987,856	—	—		28,987,856
Industrials	20,135,913	—	230,643		20,366,556
Information Technology	70,916,129	—	—		70,916,129
Materials	3,615,355	—	—		3,615,355
Real Estate	9,945,776	—	—		9,945,776
Utilities	2,653,100	—	—		2,653,100
Convertible Bonds
Energy	—	535,838	—		535,838
Industrials	—	1,308,707	—		1,308,707
Corporate Bond
Utilities	—	—	—	(a)	— (a)
Futures	182,754	—	—		182,754
Short-Term Investments
Investment Company	19,628,751	—	—		19,628,751
Repurchase Agreements	—	1,507,774	—		1,507,774

Total Assets	$234,033,261	$3,352,319	$756,943		$238,142,523

Liabilities:
Options Written
Call Options	$(11,760)	$—	$—		$(11,760)

Total Liabilities	$(11,760)	$—	$—		$(11,760)

Total	$234,021,501	$3,352,319	$756,943		$238,130,763

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,034,652
Aggregate gross unrealized depreciation	(7,673,827)

Net unrealized appreciation	$79,360,825

Federal income tax cost of investments in securities and derivative instruments, if applicable	$158,769,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	1,283,378	$36,589,107
Bandwidth, Inc., Class A*	3,500	610,995
CenturyLink, Inc.	194,275	1,960,235
Cogent Communications Holdings, Inc.	1,600	96,080
GCI Liberty, Inc., Class A*	21,686	1,777,384
Iridium Communications, Inc.*	18,800	480,904
Liberty Latin America Ltd., Class C*	3,934	32,023
Verizon Communications, Inc.	745,694	44,361,336
Vonage Holdings Corp.*	16,700	170,841

		86,078,905

Entertainment (1.9%)
Activision Blizzard, Inc.	140,800	11,397,760
Electronic Arts, Inc.*	54,300	7,081,263
Liberty Media Corp.-Liberty Formula One, Class A*	2,600	87,126
Liberty Media Corp.-Liberty Formula One, Class C*	40,748	1,477,930
Lions Gate Entertainment Corp., Class B*	4,500	39,240
Live Nation Entertainment, Inc.*	25,200	1,357,776
Madison Square Garden Entertainment Corp.*	1,029	70,476
Madison Square Garden Sports Corp., Class A*	3,929	591,236
Netflix, Inc.*	76,500	38,252,295
Roku, Inc.*	18,500	3,492,800
Spotify Technology SA*	23,000	5,579,110
Take-Two Interactive Software, Inc.*	21,800	3,601,796
Walt Disney Co. (The)	325,239	40,355,655
Zynga, Inc., Class A*	165,300	1,507,536

		114,891,999

Interactive Media & Services (4.8%)
Alphabet, Inc., Class A*	53,625	78,592,800
Alphabet, Inc., Class C*	52,919	77,769,762
Cargurus, Inc.*	400	8,652
Facebook, Inc., Class A*	429,200	112,407,480
IAC/InterActiveCorp*	14,850	1,778,733
Match Group, Inc.*	42,698	4,724,534
Pinterest, Inc., Class A*	73,200	3,038,532
TripAdvisor, Inc.	2,200	43,098
Twitter, Inc.*	147,100	6,545,950
Zillow Group, Inc., Class A*	10,600	1,076,324
Zillow Group, Inc., Class C*	23,524	2,389,803

		288,375,668

Media (1.4%)
Altice USA, Inc., Class A*	64,100	1,666,600
AMC Networks, Inc., Class A(x)*	812	20,065
Cable One, Inc.	900	1,696,887
Charter Communications, Inc., Class A*	27,175	16,966,440
Comcast Corp., Class A	815,548	37,727,250
Discovery, Inc., Class A(x)*	37,900	825,083
Discovery, Inc., Class C*	79,909	1,566,216
DISH Network Corp., Class A*	47,529	1,379,767
Fox Corp., Class A	72,608	2,020,681
Fox Corp., Class B	32,333	904,354
Interpublic Group of Cos., Inc. (The)	77,600	1,293,592
John Wiley & Sons, Inc., Class A	1,800	57,078
Liberty Broadband Corp., Class A*	5,100	723,231
Liberty Broadband Corp., Class C*	20,248	2,892,832
Liberty Media Corp.-Liberty SiriusXM, Class A*	24,697	819,200
Liberty Media Corp.-Liberty SiriusXM, Class C*	34,365	1,136,794
New York Times Co. (The), Class A	31,600	1,352,164
News Corp., Class A	93,361	1,308,921
News Corp., Class B	6,200	86,676
Nexstar Media Group, Inc., Class A	9,772	878,796
Omnicom Group, Inc.	42,600	2,108,700
Sirius XM Holdings, Inc.	276,240	1,480,646
TEGNA, Inc.	26,400	310,200
ViacomCBS, Inc.(x)	110,616	3,098,354

		82,320,527

Wireless Telecommunication Services (0.2%)
Shenandoah Telecommunications Co.	2,000	88,870
Telephone and Data Systems, Inc.	986	18,182
T-Mobile US, Inc.*	101,403	11,596,447
United States Cellular Corp.*	1,900	56,107

		11,759,606

Total Communication Services		583,426,705

Consumer Discretionary (12.2%)
Auto Components (0.2%)
Adient plc*	3,653	63,307
Aptiv plc	52,800	4,840,704
BorgWarner, Inc.	46,560	1,803,734
Cooper-Standard Holdings, Inc.*	3,600	47,556
Dana, Inc.	19,100	235,312
Dorman Products, Inc.*	1,200	108,456
Fox Factory Holding Corp.*	6,900	512,877
Gentex Corp.	56,600	1,457,450
Gentherm, Inc.*	4,200	171,780
Goodyear Tire & Rubber Co. (The)	5,000	38,350
LCI Industries	3,100	329,499
Lear Corp.	14,500	1,581,225
Visteon Corp.*	1,000	69,220

		11,259,470

Automobiles (1.2%)
Ford Motor Co.	755,536	5,031,870
General Motors Co.	224,700	6,648,873
Harley-Davidson, Inc.	35,950	882,213
Tesla, Inc.*	132,100	56,672,221
Thor Industries, Inc.	10,700	1,019,282

		70,254,459

Distributors (0.1%)
Core-Mark Holding Co., Inc.	3,700	107,041
Genuine Parts Co.	25,600	2,436,352
LKQ Corp.*	59,300	1,644,389
Pool Corp.	7,700	2,575,958

		6,763,740

Diversified Consumer Services (0.1%)
Adtalem Global Education, Inc.*	1,100	26,994
Bright Horizons Family Solutions, Inc.*	12,000	1,824,480
Chegg, Inc.*	20,100	1,435,944
frontdoor, Inc.*	15,900	618,669
Graham Holdings Co., Class B	900	363,699
Grand Canyon Education, Inc.*	9,300	743,442
H&R Block, Inc.	39,750	647,527
Houghton Mifflin Harcourt Co.*	7,700	13,321
Laureate Education, Inc., Class A*	9,300	123,504
Service Corp. International	31,400	1,324,452
ServiceMaster Global Holdings, Inc.*	31,800	1,268,184
Strategic Education, Inc.	4,200	384,174
Vivint Smart Home, Inc.(x)*	4,800	81,984

		8,856,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (1.8%)
Aramark	46,200	$1,221,990
Bloomin’ Brands, Inc.	7,200	109,944
Boyd Gaming Corp.	15,000	460,350
Caesars Entertainment, Inc.*	24,300	1,362,258
Carnival Corp.	76,860	1,166,735
Cheesecake Factory, Inc. (The)(x)	2,400	66,576
Chipotle Mexican Grill, Inc.*	5,100	6,342,921
Choice Hotels International, Inc.	7,400	636,104
Churchill Downs, Inc.	6,600	1,081,212
Cracker Barrel Old Country Store, Inc.	5,800	665,028
Darden Restaurants, Inc.	26,850	2,704,869
Domino’s Pizza, Inc.	7,600	3,232,128
Dunkin’ Brands Group, Inc.	14,700	1,204,077
Extended Stay America, Inc.	36,500	436,175
Hilton Grand Vacations, Inc.*	11,340	237,913
Hilton Worldwide Holdings, Inc.	52,633	4,490,648
Hyatt Hotels Corp., Class A	8,800	469,656
International Game Technology plc(x)	3,700	41,181
Las Vegas Sands Corp.	66,500	3,102,890
Marriott International, Inc., Class A	52,705	4,879,429
Marriott Vacations Worldwide Corp.	8,171	742,009
McDonald’s Corp.	133,021	29,196,779
MGM Resorts International	96,400	2,096,700
Norwegian Cruise Line Holdings Ltd.(x)*	42,200	722,042
Papa John’s International, Inc.	5,200	427,856
Penn National Gaming, Inc.*	24,000	1,744,800
Planet Fitness, Inc., Class A*	18,400	1,133,808
Red Rock Resorts, Inc., Class A	7,700	131,670
Royal Caribbean Cruises Ltd.	33,350	2,158,745
Scientific Games Corp., Class A*	13,500	471,285
SeaWorld Entertainment, Inc.*	2,700	53,244
Shake Shack, Inc., Class A(x)*	5,700	367,536
Six Flags Entertainment Corp.	16,884	342,745
Starbucks Corp.	213,400	18,335,328
Texas Roadhouse, Inc.	18,200	1,106,378
Vail Resorts, Inc.	8,300	1,775,951
Wendy’s Co. (The)	47,800	1,065,701
Wingstop, Inc.	5,500	751,575
Wyndham Destinations, Inc.	16,470	506,617
Wyndham Hotels & Resorts, Inc.	21,270	1,074,135
Wynn Resorts Ltd.	21,200	1,522,372
Yum China Holdings, Inc.	67,740	3,586,833
Yum! Brands, Inc.	55,840	5,098,192

		108,324,385

Household Durables (0.5%)
DR Horton, Inc.	59,000	4,462,170
Garmin Ltd.	26,100	2,475,846
Helen of Troy Ltd.*	6,000	1,161,120
Installed Building Products, Inc.*	2,700	274,725
KB Home	16,700	641,113
Leggett & Platt, Inc.	33,200	1,366,844
Lennar Corp., Class A	51,689	4,221,957
M.D.C. Holdings, Inc.	700	32,970
Meritage Homes Corp.*	7,000	772,730
Mohawk Industries, Inc.*	11,400	1,112,526
Newell Brands, Inc.	88,190	1,513,340
NVR, Inc.*	600	2,449,872
PulteGroup, Inc.	48,900	2,263,581
Taylor Morrison Home Corp., Class A*	24,400	599,996
Tempur Sealy International, Inc.*	10,100	900,819
Toll Brothers, Inc.	20,800	1,012,128
TopBuild Corp.*	7,011	1,196,708
Whirlpool Corp.	11,020	2,026,468

		28,484,913

Internet & Direct Marketing Retail (4.5%)
Amazon.com, Inc.*	75,810	238,705,221
Booking Holdings, Inc.*	7,480	12,795,886
eBay, Inc.	121,770	6,344,217
Etsy, Inc.*	24,700	3,004,261
Expedia Group, Inc.	27,887	2,556,959
Grubhub, Inc.*	18,300	1,323,639
Overstock.com, Inc.(x)*	7,200	523,080
Qurate Retail, Inc., Class A	71,520	513,514
Stamps.com, Inc.*	3,100	746,945
Stitch Fix, Inc., Class A(x)*	14,900	404,237
Wayfair, Inc., Class A*	11,600	3,375,716

		270,293,675

Leisure Products (0.1%)
Acushnet Holdings Corp.(x)	4,300	144,523
Brunswick Corp.	14,900	877,759
Hasbro, Inc.	22,600	1,869,472
Mattel, Inc.(x)*	79,800	933,660
Peloton Interactive, Inc., Class A*	17,800	1,766,472
Polaris, Inc.	12,300	1,160,382
YETI Holdings, Inc.*	12,900	584,628

		7,336,896

Multiline Retail (0.5%)
Dillard’s, Inc., Class A(x)	2,200	80,344
Dollar General Corp.	45,000	9,432,900
Dollar Tree, Inc.*	45,623	4,167,205
Kohl’s Corp.	36,010	667,265
Macy’s, Inc.(x)	74,400	424,080
Nordstrom, Inc.(x)	24,390	290,729
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	882,235
Target Corp.	91,660	14,429,117

		30,373,875

Specialty Retail (2.4%)
Aaron’s, Inc.	14,600	827,090
Advance Auto Parts, Inc.	14,550	2,233,425
AutoNation, Inc.*	10,800	571,644
AutoZone, Inc.*	4,390	5,169,840
Best Buy Co., Inc.	41,110	4,575,132
Burlington Stores, Inc.*	12,300	2,534,907
CarMax, Inc.*	31,750	2,918,142
Carvana Co.*	9,100	2,029,846
Dick’s Sporting Goods, Inc.	13,200	764,016
Five Below, Inc.*	10,700	1,358,900
Floor & Decor Holdings, Inc., Class A*	16,700	1,249,160
Foot Locker, Inc.	24,200	799,326
Gap, Inc. (The)	51,790	881,984
Home Depot, Inc. (The)	191,960	53,309,212
L Brands, Inc.	41,190	1,310,254
Lithia Motors, Inc., Class A	4,300	980,142
Lowe’s Cos., Inc.	137,940	22,878,728
Michaels Cos., Inc. (The)(x)*	16,200	156,411
Monro, Inc.	5,300	215,021
Murphy USA, Inc.*	3,855	494,481
National Vision Holdings, Inc.*	14,700	562,128
O’Reilly Automotive, Inc.*	13,850	6,385,958
Penske Automotive Group, Inc.	4,700	224,002
RH*	3,500	1,339,170
Ross Stores, Inc.	66,920	6,244,974
Sally Beauty Holdings, Inc.*	8,800	76,472
Tiffany & Co.	25,500	2,954,175
TJX Cos., Inc. (The)	218,700	12,170,655
Tractor Supply Co.	22,300	3,196,482
Ulta Beauty, Inc.*	9,700	2,172,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	14,600	$303,826
Vroom, Inc.*	9,100	471,198
Williams-Sonoma, Inc.	18,000	1,627,920

		142,987,227

Textiles, Apparel & Luxury Goods (0.8%)
Carter’s, Inc.	10,480	907,358
Columbia Sportswear Co.	5,200	452,296
Crocs, Inc.*	13,000	555,490
Deckers Outdoor Corp.*	5,000	1,100,050
Hanesbrands, Inc.	80,200	1,263,150
Kontoor Brands, Inc.	4,242	102,656
Lululemon Athletica, Inc.*	20,700	6,817,959
NIKE, Inc., Class B	216,520	27,181,921
PVH Corp.	17,081	1,018,711
Ralph Lauren Corp.	11,370	772,819
Skechers USA, Inc., Class A*	30,600	924,732
Steven Madden Ltd.	13,803	269,159
Tapestry, Inc.	65,220	1,019,389
Under Armour, Inc., Class A*	44,900	504,227
Under Armour, Inc., Class C*	45,218	444,945
VF Corp.	60,000	4,215,000
Wolverine World Wide, Inc.	11,700	302,328

		47,852,190

Total Consumer Discretionary		732,787,204

Consumer Staples (6.3%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	1,600	1,413,376
Brown-Forman Corp., Class A	13,400	920,312
Brown-Forman Corp., Class B	33,475	2,521,337
Coca-Cola Co. (The)	695,740	34,348,684
Constellation Brands, Inc., Class A	29,100	5,514,741
Keurig Dr Pepper, Inc.	62,210	1,716,996
Molson Coors Beverage Co., Class B	40,350	1,354,146
Monster Beverage Corp.*	67,000	5,373,400
PepsiCo, Inc.	249,790	34,620,894

		87,783,886

Food & Staples Retailing (1.4%)
BJ’s Wholesale Club Holdings, Inc.*	20,700	860,085
Casey’s General Stores, Inc.	7,100	1,261,315
Costco Wholesale Corp.	78,850	27,991,750
Grocery Outlet Holding Corp.*	12,600	495,432
Kroger Co. (The)	147,620	5,005,794
Performance Food Group Co.*	18,500	640,470
Sprouts Farmers Market, Inc.*	21,900	458,367
Sysco Corp.	93,250	5,802,015
US Foods Holding Corp.*	43,800	973,236
Walgreens Boots Alliance, Inc.	141,080	5,067,594
Walmart, Inc.	250,820	35,092,226

		83,648,284

Food Products (1.1%)
Archer-Daniels-Midland Co.	104,060	4,837,749
Beyond Meat, Inc.*	9,000	1,494,540
Bunge Ltd.	28,780	1,315,246
Campbell Soup Co.	31,300	1,513,981
Conagra Brands, Inc.	95,092	3,395,735
Darling Ingredients, Inc.*	28,800	1,037,664
Flowers Foods, Inc.	47,400	1,153,242
Freshpet, Inc.*	6,400	714,560
General Mills, Inc.	110,200	6,797,136
Hain Celestial Group, Inc. (The)*	15,500	531,650
Hershey Co. (The)	27,550	3,949,017
Hormel Foods Corp.	54,400	2,659,616
Ingredion, Inc.	12,200	923,296
J & J Snack Foods Corp.	1,100	143,429
J M Smucker Co. (The)	21,927	2,533,007
Kellogg Co.	46,000	2,971,140
Kraft Heinz Co. (The)	122,236	3,660,968
Lamb Weston Holdings, Inc.	28,150	1,865,501
Lancaster Colony Corp.	3,200	572,160
McCormick & Co., Inc. (Non-Voting)	22,950	4,454,595
Mondelez International, Inc., Class A	254,110	14,598,620
Pilgrim’s Pride Corp.*	18,800	281,342
Post Holdings, Inc.*	14,800	1,272,800
Sanderson Farms, Inc.	1,000	117,970
TreeHouse Foods, Inc.*	5,500	222,915
Tyson Foods, Inc., Class A	56,100	3,336,828

		66,354,707

Household Products (1.5%)
Church & Dwight Co., Inc.	44,800	4,198,208
Clorox Co. (The)	23,750	4,991,537
Colgate-Palmolive Co.	150,620	11,620,333
Energizer Holdings, Inc.	16,450	643,853
Kimberly-Clark Corp.	62,000	9,154,920
Procter & Gamble Co. (The)	435,545	60,536,400
Reynolds Consumer Products, Inc.	9,543	292,207
WD-40 Co.	2,700	511,137

		91,948,595

Personal Products (0.2%)
Coty, Inc., Class A	101,000	272,700
Estee Lauder Cos., Inc. (The), Class A	41,100	8,970,075
Herbalife Nutrition Ltd.*	23,700	1,105,605

		10,348,380

Tobacco (0.6%)
Altria Group, Inc.	339,490	13,117,893
Philip Morris International, Inc.	280,030	20,999,450

		34,117,343

Total Consumer Staples		374,201,195

Energy (1.9%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	121,884	1,619,838
Cactus, Inc., Class A	10,400	199,576
ChampionX Corp.*	4,795	38,312
Dril-Quip, Inc.*	5,800	143,608
Exterran Corp.*	7,850	32,656
Frank’s International NV*	30,100	46,354
Halliburton Co.	164,730	1,984,997
Nabors Industries Ltd.(x)	1,210	29,572
National Oilwell Varco, Inc.	85,380	773,543
NexTier Oilfield Solutions, Inc.*	21,924	40,559
Oceaneering International, Inc.*	20,400	71,808
Oil States International, Inc.*	14,600	39,858
Patterson-UTI Energy, Inc.	3,000	8,550
ProPetro Holding Corp.*	12,700	51,562
RPC, Inc.*	16,700	44,088
Schlumberger NV	267,655	4,164,712
Transocean Ltd.(x)*	90,838	73,297
US Silica Holdings, Inc.	14,900	44,700

		9,407,590

Oil, Gas & Consumable Fuels (1.7%)
Antero Resources Corp.(x)*	51,000	140,250
Apache Corp.	81,080	767,828
Cabot Oil & Gas Corp.	88,500	1,536,360
Cheniere Energy, Inc.*	46,900	2,170,063
Chevron Corp.	334,100	24,055,200
Cimarex Energy Co.	20,260	492,926
CNX Resources Corp.*	24,800	234,112
Concho Resources, Inc.	41,532	1,832,392
ConocoPhillips	194,176	6,376,740
Continental Resources, Inc.	33,300	408,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CVR Energy, Inc.	7,000	$86,660
Delek US Holdings, Inc.	6,624	73,725
Devon Energy Corp.	72,330	684,242
Diamondback Energy, Inc.	34,841	1,049,411
EOG Resources, Inc.	110,300	3,964,182
EQT Corp.	47,500	614,175
Equitrans Midstream Corp.	74,301	628,586
Exxon Mobil Corp.#	756,365	25,966,010
Green Plains, Inc.*	600	9,288
Gulfport Energy Corp.(x)*	29,500	15,549
Hess Corp.	51,520	2,108,714
HollyFrontier Corp.	37,332	735,814
Kinder Morgan, Inc.	376,971	4,648,052
Kosmos Energy Ltd.	6,800	6,634
Magnolia Oil & Gas Corp., Class A(x)*	28,400	146,828
Marathon Oil Corp.	176,590	722,253
Marathon Petroleum Corp.	126,533	3,712,478
Matador Resources Co.*	18,100	149,506
Noble Energy, Inc.	110,554	945,237
Occidental Petroleum Corp.	147,988	1,481,360
ONEOK, Inc.	76,913	1,998,200
Ovintiv, Inc.(x)	15,000	122,400
Parsley Energy, Inc., Class A	60,482	566,112
PBF Energy, Inc., Class A	22,900	130,301
PDC Energy, Inc.*	3,879	48,080
Peabody Energy Corp.	14,200	32,660
Phillips 66	81,988	4,250,258
Pioneer Natural Resources Co.	31,150	2,678,588
SFL Corp. Ltd.	19,100	143,059
SM Energy Co.	15,700	24,963
Targa Resources Corp.	46,300	649,589
Tellurian, Inc.(x)*	20,700	16,494
Valero Energy Corp.	81,330	3,523,216
Whiting Petroleum Corp.*	252	4,357
Williams Cos., Inc. (The)	235,679	4,631,092
World Fuel Services Corp.	5,600	118,664

		104,701,532

Total Energy		114,109,122

Financials (9.8%)
Banks (3.2%)
Ameris Bancorp	9,600	218,688
Associated Banc-Corp.	35,306	445,562
Atlantic Union Bankshares Corp.	13,400	286,358
BancorpSouth Bank	17,650	342,057
Bank of America Corp.	1,392,092	33,535,496
Bank of Hawaii Corp.	7,400	373,848
Bank of NT Butterfield & Son Ltd. (The)	4,500	100,260
Bank OZK	17,300	368,836
BankUnited, Inc.	15,200	333,032
Banner Corp.	2,800	90,328
Berkshire Hills Bancorp, Inc.	5,200	52,572
BOK Financial Corp.	4,050	208,615
Boston Private Financial Holdings, Inc.	7,700	42,504
Brookline Bancorp, Inc.	18,000	155,610
Cathay General Bancorp	14,930	323,682
Citigroup, Inc.	380,084	16,385,421
Citizens Financial Group, Inc.	86,300	2,181,664
City Holding Co.	2,530	145,753
Columbia Banking System, Inc.	14,000	333,900
Comerica, Inc.	32,000	1,224,000
Commerce Bancshares, Inc.	21,549	1,212,993
Community Bank System, Inc.	8,900	484,694
Cullen/Frost Bankers, Inc.	12,200	780,190
CVB Financial Corp.	25,800	429,054
Dime Community Bancshares, Inc.	16,800	190,008
East West Bancorp, Inc.	31,600	1,034,584
Fifth Third Bancorp	143,045	3,049,719
First Bancorp(x)	15,000	78,300
First Busey Corp.	5,933	94,275
First Citizens BancShares, Inc., Class A	1,500	478,170
First Commonwealth Financial Corp.	11,300	87,462
First Financial Bancorp	10,000	120,050
First Financial Bankshares, Inc.(x)	37,600	1,049,416
First Financial Corp.	8,000	251,200
First Hawaiian, Inc.	21,800	315,446
First Horizon National Corp.	123,950	1,168,848
First Interstate BancSystem, Inc., Class A	4,700	149,695
First Merchants Corp.	8,300	192,228
First Midwest Bancorp, Inc.	5,500	59,290
First Republic Bank	34,500	3,762,570
FNB Corp.	46,456	314,972
Fulton Financial Corp.	35,900	334,947
Glacier Bancorp, Inc.	20,100	644,205
Great Western Bancorp, Inc.	5,100	63,495
Hancock Whitney Corp.	12,024	226,171
Heartland Financial USA, Inc.	2,100	62,990
Hilltop Holdings, Inc.	2,300	47,334
Home BancShares, Inc.	27,800	421,448
Hope Bancorp, Inc.	15,183	115,163
Huntington Bancshares, Inc.	220,191	2,019,151
Independent Bank Corp.	5,400	282,852
Independent Bank Group, Inc.	1,700	75,106
International Bancshares Corp.	7,500	195,450
Investors Bancorp, Inc.	35,165	255,298
JPMorgan Chase & Co.	541,325	52,113,358
KeyCorp	201,402	2,402,726
M&T Bank Corp.	25,257	2,325,917
NBT Bancorp, Inc.	7,400	198,468
OceanFirst Financial Corp.	5,300	72,557
Old National Bancorp	23,600	296,416
Pacific Premier Bancorp, Inc.	100	2,014
PacWest Bancorp	11,396	194,644
Park National Corp.	900	73,764
People’s United Financial, Inc.	74,200	765,002
Pinnacle Financial Partners, Inc.	16,056	571,433
PNC Financial Services Group, Inc. (The)	75,718	8,322,165
Popular, Inc.	24,050	872,294
Prosperity Bancshares, Inc.	19,912	1,032,039
Regions Financial Corp.	207,100	2,387,863
Renasant Corp.	3,200	72,704
S&T Bancorp, Inc.	7,200	127,368
Sandy Spring Bancorp, Inc.	2,400	55,392
Seacoast Banking Corp. of Florida*	4,000	72,120
ServisFirst Bancshares, Inc.	4,100	139,523
Signature Bank	12,100	1,004,179
Simmons First National Corp., Class A	13,600	215,628
South State Corp.	12,771	614,924
Sterling Bancorp	23,537	247,609
SVB Financial Group*	9,300	2,237,766
Synovus Financial Corp.	35,013	741,225
TCF Financial Corp.	32,514	759,527
Texas Capital Bancshares, Inc.*	8,300	258,379
Tompkins Financial Corp.	3,839	218,094
Towne Bank	8,779	143,976
Truist Financial Corp.	253,364	9,640,500
Trustmark Corp.	6,250	133,813
UMB Financial Corp.	3,900	191,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Umpqua Holdings Corp.	44,690	$474,608
United Bankshares, Inc.	20,400	437,988
United Community Banks, Inc.	500	8,465
US Bancorp	247,990	8,890,442
Valley National Bancorp	75,029	513,949
Webster Financial Corp.	18,400	485,944
Wells Fargo & Co.	675,719	15,886,154
WesBanco, Inc.	7,000	149,520
Westamerica Bancorp	5,000	271,750
Western Alliance Bancorp	20,800	657,696
Wintrust Financial Corp.	11,500	460,575
Zions Bancorp NA	40,900	1,195,098

		195,131,675

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	13,740	939,541
Ameriprise Financial, Inc.	22,460	3,461,311
Ares Management Corp.	17,900	723,518
Associated Capital Group, Inc., Class A	6,800	245,684
Bank of New York Mellon Corp. (The)	155,050	5,324,417
BGC Partners, Inc., Class A	31,800	76,320
BlackRock, Inc.	26,763	15,082,289
Brightsphere Investment Group, Inc.	9,800	126,420
Carlyle Group, Inc. (The)	21,200	523,004
Cboe Global Markets, Inc.	22,800	2,000,472
Charles Schwab Corp. (The)	214,834	7,783,436
CME Group, Inc.	63,465	10,618,329
Cohen & Steers, Inc.	4,400	245,256
E*TRADE Financial Corp.	40,110	2,007,505
Eaton Vance Corp.	24,640	940,016
Evercore, Inc., Class A	4,000	261,840
FactSet Research Systems, Inc.	7,800	2,612,064
Federated Hermes, Inc., Class B	16,800	361,368
Focus Financial Partners, Inc., Class A*	2,700	88,533
Franklin Resources, Inc.	54,890	1,117,011
GAMCO Investors, Inc., Class A	6,300	72,891
Goldman Sachs Group, Inc. (The)	60,100	12,078,297
Hamilton Lane, Inc., Class A	4,700	303,573
Houlihan Lokey, Inc.	6,600	389,730
Interactive Brokers Group, Inc., Class A	14,040	678,553
Intercontinental Exchange, Inc.	98,490	9,853,924
Invesco Ltd.	96,600	1,102,206
KKR & Co., Inc., Class A	97,100	3,334,414
Lazard Ltd., Class A	25,200	832,860
LPL Financial Holdings, Inc.	16,700	1,280,389
MarketAxess Holdings, Inc.	7,160	3,448,184
Moody’s Corp.	29,450	8,536,082
Morgan Stanley	201,273	9,731,550
Morningstar, Inc.	3,200	513,952
MSCI, Inc.	14,534	5,185,441
Nasdaq, Inc.	24,000	2,945,040
Northern Trust Corp.	38,850	3,029,135
Piper Sandler Cos	2,500	182,500
PJT Partners, Inc., Class A	1,900	115,159
Raymond James Financial, Inc.	24,000	1,746,240
S&P Global, Inc.	43,930	15,841,158
Sculptor Capital Management, Inc.	200	2,348
SEI Investments Co.	25,150	1,275,608
State Street Corp.	63,550	3,770,422
Stifel Financial Corp.	15,339	775,540
T. Rowe Price Group, Inc.	43,080	5,523,718
TD Ameritrade Holding Corp.	52,636	2,060,699
Tradeweb Markets, Inc., Class A	15,000	870,000
Virtu Financial, Inc., Class A	19,200	441,792
Virtus Investment Partners, Inc.	700	97,055
Waddell & Reed Financial, Inc., Class A(x)	9,720	144,342
WisdomTree Investments, Inc.	18,800	60,160

		150,761,296

Consumer Finance (0.5%)
Ally Financial, Inc.	80,500	2,018,135
American Express Co.	118,856	11,915,314
Capital One Financial Corp.	80,870	5,811,318
Credit Acceptance Corp.(x)*	1,900	643,416
Discover Financial Services	59,070	3,413,065
Encore Capital Group, Inc.*	2,300	88,757
FirstCash, Inc.	10,972	627,708
Green Dot Corp., Class A*	9,200	465,612
LendingClub Corp.*	8,780	41,354
LendingTree, Inc.(x)*	1,400	429,646
Navient Corp.	40,984	346,315
Nelnet, Inc., Class A	3,800	228,950
OneMain Holdings, Inc.	4,300	134,375
Santander Consumer USA Holdings, Inc.	13,000	236,470
SLM Corp.	117,584	951,254
Synchrony Financial	113,100	2,959,827

		30,311,516

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	342,485	72,928,756
Cannae Holdings, Inc.*	13,760	512,698
Jefferies Financial Group, Inc.	49,888	897,984
Voya Financial, Inc.	22,900	1,097,597

		75,437,035

Insurance (2.1%)
Aflac, Inc.	137,300	4,990,855
Alleghany Corp.	3,054	1,589,454
Allstate Corp. (The)	60,940	5,736,892
Ambac Financial Group, Inc.*	3,600	45,972
American Equity Investment Life Holding Co.	12,700	279,273
American Financial Group, Inc.	16,830	1,127,274
American International Group, Inc.	169,236	4,659,067
American National Group, Inc.	2,000	135,060
AMERISAFE, Inc.	1,500	86,040
Aon plc, Class A	41,878	8,639,431
Arch Capital Group Ltd.*	76,000	2,223,000
Argo Group International Holdings Ltd.	2,875	98,986
Arthur J Gallagher & Co.	34,600	3,653,068
Assurant, Inc.	12,900	1,564,899
Assured Guaranty Ltd.	21,700	466,116
Athene Holding Ltd., Class A*	32,754	1,116,256
Axis Capital Holdings Ltd.	17,270	760,571
Brighthouse Financial, Inc.*	16,532	444,876
Brown & Brown, Inc.	51,200	2,317,824
Chubb Ltd.	81,644	9,480,501
Cincinnati Financial Corp.	29,720	2,317,268
CNA Financial Corp.	6,900	206,931
CNO Financial Group, Inc.	29,600	474,784
eHealth, Inc.*	4,200	331,800
Employers Holdings, Inc.	2,600	78,650
Enstar Group Ltd.*	1,000	161,500
Erie Indemnity Co., Class A	5,900	1,240,652
Everest Re Group Ltd.	7,900	1,560,566
FBL Financial Group, Inc., Class A	1,900	91,580
Fidelity National Financial, Inc.	52,889	1,655,955
First American Financial Corp.	26,400	1,344,024
Genworth Financial, Inc., Class A*	84,200	282,070
Globe Life, Inc.	21,405	1,710,260
Hanover Insurance Group, Inc. (The)	10,690	996,094

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	73,710	$2,716,951
Horace Mann Educators Corp.	1,300	43,420
James River Group Holdings Ltd.	1,700	75,701
Kemper Corp.	13,682	914,368
Kinsale Capital Group, Inc.	3,800	722,684
Lincoln National Corp.	39,350	1,232,836
Loews Corp.	43,192	1,500,922
Markel Corp.*	2,560	2,492,672
Marsh & McLennan Cos., Inc.	92,350	10,592,545
MBIA, Inc.*	7,600	46,056
MetLife, Inc.	147,060	5,466,220
National General Holdings Corp.	10,800	364,500
Old Republic International Corp.	71,894	1,059,718
Primerica, Inc.	9,800	1,108,772
Principal Financial Group, Inc.	54,300	2,186,661
ProAssurance Corp.	5,300	82,892
Progressive Corp. (The)	109,000	10,319,030
Prudential Financial, Inc.	71,831	4,562,705
Reinsurance Group of America, Inc.	12,610	1,200,346
RenaissanceRe Holdings Ltd.	9,760	1,656,662
RLI Corp.	8,880	743,522
Selective Insurance Group, Inc.	13,700	705,413
Third Point Reinsurance Ltd.*	12,900	89,655
Travelers Cos., Inc. (The)	47,070	5,092,503
Trupanion, Inc.(x)*	2,300	181,470
Unum Group	50,300	846,549
W R Berkley Corp.	30,300	1,852,845
White Mountains Insurance Group Ltd.	600	467,400
Willis Towers Watson plc	23,100	4,823,742

		125,016,309

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,445,249
Annaly Capital Management, Inc. (REIT)	277,153	1,973,329
Apollo Commercial Real Estate Finance, Inc. (REIT)	29,500	265,795
Blackstone Mortgage Trust, Inc. (REIT), Class A	21,000	461,370
Chimera Investment Corp. (REIT)	44,040	361,128
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)(x)	12,700	536,829
Invesco Mortgage Capital, Inc. (REIT)(x)	33,152	89,842
New Residential Investment Corp. (REIT)	66,550	529,073
Starwood Property Trust, Inc. (REIT)	57,200	863,148

		6,525,763

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	4,800	111,888
Capitol Federal Financial, Inc.	13,886	128,654
Columbia Financial, Inc.*	6,300	69,930
Essent Group Ltd.	17,600	651,376
Flagstar Bancorp, Inc.	2,100	62,223
HomeStreet, Inc.	2,000	51,520
Kearny Financial Corp.	21,432	154,525
MGIC Investment Corp.	75,800	671,588
Mr Cooper Group, Inc.*	10,400	232,128
New York Community Bancorp, Inc.	108,550	897,708
NMI Holdings, Inc., Class A*	4,000	71,200
PennyMac Financial Services, Inc.	2,400	139,488
Provident Financial Services, Inc.	4,000	48,800
Radian Group, Inc.	50,400	736,344
TFS Financial Corp.	15,800	232,102
Walker & Dunlop, Inc.	1,100	58,300
Washington Federal, Inc.	13,800	287,868
WSFS Financial Corp.	1,890	50,973

		4,656,615

Total Financials		587,840,209

Health Care (14.4%)
Biotechnology (2.8%)
AbbVie, Inc.	314,830	27,575,960
ACADIA Pharmaceuticals, Inc.*	22,300	919,875
Acceleron Pharma, Inc.*	9,100	1,024,023
Adverum Biotechnologies, Inc.*	11,200	115,360
Agios Pharmaceuticals, Inc.*	8,400	294,000
Aimmune Therapeutics, Inc.*	12,800	440,960
Akcea Therapeutics, Inc.*	6,300	114,282
Akebia Therapeutics, Inc.*	26,291	65,990
Alector, Inc.*	5,700	60,049
Alexion Pharmaceuticals, Inc.*	39,753	4,548,936
Alkermes plc*	27,800	460,646
Allakos, Inc.(x)*	6,100	496,845
Allogene Therapeutics, Inc.*	10,400	392,184
Alnylam Pharmaceuticals, Inc.*	20,100	2,926,560
Amgen, Inc.	105,239	26,747,544
Amicus Therapeutics, Inc.*	47,200	666,464
AnaptysBio, Inc.*	6,600	97,350
Apellis Pharmaceuticals, Inc.*	8,700	262,479
Arcus Biosciences, Inc.*	5,200	89,128
Arena Pharmaceuticals, Inc.*	10,300	770,337
Arrowhead Pharmaceuticals, Inc.*	18,200	783,692
Atara Biotherapeutics, Inc.*	5,800	75,168
Athenex, Inc.*	300	3,630
Beam Therapeutics, Inc.(x)*	3,700	91,094
Biogen, Inc.*	29,660	8,413,949
Biohaven Pharmaceutical Holding Co. Ltd.*	7,800	507,078
BioMarin Pharmaceutical, Inc.*	33,800	2,571,504
Black Diamond Therapeutics, Inc.(x)*	1,600	48,368
Bluebird Bio, Inc.*	9,900	534,105
Blueprint Medicines Corp.*	9,100	843,570
Bridgebio Pharma, Inc.(x)*	9,500	356,440
CareDx, Inc.*	14,000	531,160
ChemoCentryx, Inc.*	7,500	411,000
Clovis Oncology, Inc.(x)*	9,800	57,134
Constellation Pharmaceuticals, Inc.*	4,500	91,170
Cortexyme, Inc.(x)*	3,000	150,000
Cyclerion Therapeutics, Inc.*	2,220	13,498
Cytokinetics, Inc.*	6,700	145,055
Deciphera Pharmaceuticals, Inc.*	10,400	533,520
Denali Therapeutics, Inc.*	14,300	512,369
Dicerna Pharmaceuticals, Inc.*	5,600	100,744
Eagle Pharmaceuticals, Inc.*	1,800	76,464
Editas Medicine, Inc.(x)*	11,500	322,690
Eidos Therapeutics, Inc.*	3,700	186,961
Emergent BioSolutions, Inc.*	8,400	867,972
Enanta Pharmaceuticals, Inc.*	2,800	128,184
Epizyme, Inc.*	23,000	274,390
Exact Sciences Corp.*	26,700	2,722,065
Exelixis, Inc.*	63,800	1,559,910
Fate Therapeutics, Inc.*	7,800	311,766
FibroGen, Inc.*	14,700	604,464
Five Prime Therapeutics, Inc.*	5,900	27,730
Forma Therapeutics Holdings, Inc.*	3,600	179,424
G1 Therapeutics, Inc.*	4,600	53,130
Gilead Sciences, Inc.	229,191	14,482,579
Global Blood Therapeutics, Inc.*	9,000	496,260
Gossamer Bio, Inc.*	1,800	22,338
Halozyme Therapeutics, Inc.*	17,900	470,412
Heron Therapeutics, Inc.*	8,400	124,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IGM Biosciences, Inc.(x)*	4,800	$354,288
ImmunoGen, Inc.*	32,100	115,560
Immunomedics, Inc.*	36,700	3,120,601
Immunovant, Inc.*	8,000	281,520
Incyte Corp.*	33,400	2,997,316
Inovio Pharmaceuticals, Inc.(x)*	26,100	302,760
Insmed, Inc.*	16,100	517,454
Intellia Therapeutics, Inc.(x)*	5,900	117,292
Intercept Pharmaceuticals, Inc.(x)*	3,200	132,672
Invitae Corp.(x)*	20,900	906,015
Ionis Pharmaceuticals, Inc.*	24,800	1,176,760
Iovance Biotherapeutics, Inc.*	21,800	717,656
Ironwood Pharmaceuticals, Inc.*	50,900	457,846
Karuna Therapeutics, Inc.*	3,400	262,888
Karyopharm Therapeutics, Inc.(x)*	32,000	467,200
Kiniksa Pharmaceuticals Ltd., Class A*	2,400	36,768
Kodiak Sciences, Inc.(x)*	5,700	337,497
Lexicon Pharmaceuticals, Inc.(x)*	15,300	22,032
Ligand Pharmaceuticals, Inc.(x)*	3,500	333,620
MacroGenics, Inc.*	15,200	382,888
Madrigal Pharmaceuticals, Inc.*	3,500	415,555
Mersana Therapeutics, Inc.*	20,500	381,710
Mirati Therapeutics, Inc.*	6,700	1,112,535
Moderna, Inc.*	49,000	3,466,750
Momenta Pharmaceuticals, Inc.*	20,900	1,096,832
Myriad Genetics, Inc.*	11,500	149,960
Natera, Inc.*	12,600	910,224
Neurocrine Biosciences, Inc.*	18,900	1,817,424
Novavax, Inc.(x)*	10,400	1,126,840
OPKO Health, Inc.*	104,600	385,974
Passage Bio, Inc.*	2,400	31,464
PDL BioPharma, Inc.*	46,000	144,900
Prothena Corp. plc*	3,600	35,964
PTC Therapeutics, Inc.*	10,900	509,575
Radius Health, Inc.*	9,800	111,132
Regeneron Pharmaceuticals, Inc.*	17,300	9,684,194
REGENXBIO, Inc.*	4,100	112,832
Relay Therapeutics, Inc.*	6,300	268,317
Retrophin, Inc.*	4,300	79,378
REVOLUTION Medicines, Inc.*	9,200	320,160
Rubius Therapeutics, Inc.(x)*	2,900	14,529
Sage Therapeutics, Inc.*	8,600	525,632
Sangamo Therapeutics, Inc.*	1,500	14,175
Sarepta Therapeutics, Inc.*	12,700	1,783,461
Seattle Genetics, Inc.*	23,100	4,520,439
Seres Therapeutics, Inc.(x)*	8,600	243,466
Solid Biosciences, Inc.(x)*	7,000	14,210
Sorrento Therapeutics, Inc.*	40,700	453,805
Spectrum Pharmaceuticals, Inc.*	27,100	110,568
SpringWorks Therapeutics, Inc.*	3,300	157,311
TG Therapeutics, Inc.*	20,700	553,932
Translate Bio, Inc.(x)*	5,600	76,216
Turning Point Therapeutics, Inc.*	6,100	532,896
Twist Bioscience Corp.*	6,900	524,193
Ultragenyx Pharmaceutical, Inc.*	8,700	715,053
United Therapeutics Corp.*	10,000	1,010,000
Vaxcyte, Inc.*	4,400	217,272
Veracyte, Inc.(x)*	7,600	246,924
Vertex Pharmaceuticals, Inc.*	48,000	13,061,760
Viela Bio, Inc.*	8,100	227,448
Vir Biotechnology, Inc.*	10,700	367,331
Xencor, Inc.*	8,900	345,231
Y-mAbs Therapeutics, Inc.*	2,500	95,975
Zentalis Pharmaceuticals, Inc.(x)*	2,700	88,263
ZIOPHARM Oncology, Inc.(x)*	25,968	65,439

		168,922,329

Health Care Equipment & Supplies (3.8%)
Abbott Laboratories	312,612	34,021,564
ABIOMED, Inc.*	8,500	2,355,010
Accelerate Diagnostics, Inc.(x)*	7,400	78,884
Align Technology, Inc.*	15,100	4,943,136
AtriCure, Inc.*	2,400	95,760
Atrion Corp.	200	125,200
Avanos Medical, Inc.*	7,975	264,929
Axogen, Inc.*	3,700	43,031
Axonics Modulation Technologies, Inc.(x)*	8,900	454,256
Baxter International, Inc.	94,180	7,573,956
Becton Dickinson and Co.	48,813	11,357,809
Boston Scientific Corp.*	260,800	9,965,168
Cantel Medical Corp.	7,500	329,550
CONMED Corp.(x)	5,200	409,084
Cooper Cos., Inc. (The)	9,900	3,337,488
CryoLife, Inc.*	2,000	36,940
Danaher Corp.	113,760	24,495,941
Dentsply Sirona, Inc.	48,980	2,141,895
DexCom, Inc.*	17,500	7,214,025
Edwards Lifesciences Corp.*	115,800	9,243,156
Envista Holdings Corp.*	21,763	537,111
Glaukos Corp.(x)*	6,800	336,736
Globus Medical, Inc., Class A*	14,100	698,232
Haemonetics Corp.*	12,100	1,055,725
Hill-Rom Holdings, Inc.	14,830	1,238,453
Hologic, Inc.*	52,800	3,509,616
ICU Medical, Inc.*	3,200	584,832
IDEXX Laboratories, Inc.*	15,900	6,250,449
Inari Medical, Inc.*	3,400	234,668
Inogen, Inc.*	3,600	104,400
Insulet Corp.*	11,300	2,673,467
Integer Holdings Corp.*	6,500	383,565
Integra LifeSciences Holdings Corp.*	14,600	689,412
Intuitive Surgical, Inc.*	21,200	15,042,248
iRhythm Technologies, Inc.*	4,900	1,166,739
Lantheus Holdings, Inc.(x)*	4,200	53,214
LivaNova plc*	10,700	483,747
Masimo Corp.*	9,200	2,171,752
Medtronic plc	239,685	24,908,065
Meridian Bioscience, Inc.*	7,500	127,350
Merit Medical Systems, Inc.*	7,800	339,300
Natus Medical, Inc.*	6,700	114,771
Neogen Corp.*	13,200	1,032,900
Nevro Corp.*	5,600	780,080
Novocure Ltd.*	17,900	1,992,449
NuVasive, Inc.*	7,650	371,561
OraSure Technologies, Inc.*	6,200	75,454
Orthofix Medical, Inc.*	1,100	34,254
Penumbra, Inc.*	6,300	1,224,594
Quidel Corp.*	6,600	1,447,908
ResMed, Inc.	26,700	4,577,181
Shockwave Medical, Inc.*	4,600	348,680
Silk Road Medical, Inc.*	6,800	457,028
STAAR Surgical Co.*	8,000	452,480
STERIS plc	15,700	2,766,183
Stryker Corp.	62,670	13,058,548
Tactile Systems Technology, Inc.*	1,600	58,544
Tandem Diabetes Care, Inc.*	10,300	1,169,050
Teleflex, Inc.	9,200	3,131,864
Varex Imaging Corp.*	8,924	113,513
Varian Medical Systems, Inc.*	18,410	3,166,520
West Pharmaceutical Services, Inc.	13,800	3,793,620
Wright Medical Group NV*	21,955	670,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Biomet Holdings, Inc.	40,500	$5,513,670

		227,427,221

Health Care Providers & Services (2.5%)
1Life Healthcare, Inc.*	10,800	306,288
Acadia Healthcare Co., Inc.*	14,500	427,460
Addus HomeCare Corp.(x)*	1,300	122,863
Amedisys, Inc.*	5,800	1,371,294
AmerisourceBergen Corp.	26,600	2,578,072
AMN Healthcare Services, Inc.*	5,600	327,376
Anthem, Inc.	45,580	12,242,332
BioTelemetry, Inc.*	8,100	369,198
Brookdale Senior Living, Inc.*	36,435	92,545
Cardinal Health, Inc.	57,200	2,685,540
Centene Corp.*	108,000	6,299,640
Chemed Corp.	3,000	1,441,050
Cigna Corp.	66,024	11,185,126
Community Health Systems, Inc.*	19,367	81,729
CorVel Corp.*	1,100	93,973
Covetrus, Inc.*	13,120	320,128
CVS Health Corp.	241,334	14,093,906
DaVita, Inc.*	18,700	1,601,655
Encompass Health Corp.	18,500	1,202,130
Ensign Group, Inc. (The)	5,800	330,948
Guardant Health, Inc.*	13,500	1,509,030
HCA Healthcare, Inc.	48,200	6,009,576
HealthEquity, Inc.*	13,100	672,947
Henry Schein, Inc.*	25,900	1,522,402
Humana, Inc.	23,800	9,850,582
Laboratory Corp. of America Holdings*	18,935	3,564,892
LHC Group, Inc.*	6,300	1,339,128
Magellan Health, Inc.*	4,800	363,744
McKesson Corp.	30,180	4,494,707
MEDNAX, Inc.*	15,240	248,107
Molina Healthcare, Inc.*	12,900	2,361,216
National HealthCare Corp.	400	24,924
National Research Corp.	800	39,368
Oak Street Health, Inc.*	4,700	251,168
Option Care Health, Inc.*	16,525	220,939
Patterson Cos., Inc.	14,700	354,343
Pennant Group, Inc. (The)*	2,800	107,968
Premier, Inc., Class A	8,200	269,206
Progyny, Inc.*	8,900	261,927
Quest Diagnostics, Inc.	24,630	2,819,889
R1 RCM, Inc.*	37,300	639,695
Select Medical Holdings Corp.*	19,500	405,990
Tenet Healthcare Corp.*	19,600	480,396
UnitedHealth Group, Inc.	168,757	52,613,370
Universal Health Services, Inc., Class B	15,780	1,688,776
US Physical Therapy, Inc.	300	26,064

		149,313,607

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	33,250	270,655
Cerner Corp.	55,500	4,012,095
Change Healthcare, Inc.*	41,941	608,564
Evolent Health, Inc., Class A*	9,900	122,859
HMS Holdings Corp.*	16,000	383,200
Inovalon Holdings, Inc., Class A*	17,700	468,165
Inspire Medical Systems, Inc.*	3,300	425,865
Livongo Health, Inc.*	9,900	1,386,495
NextGen Healthcare, Inc.*	11,200	142,688
Omnicell, Inc.*	7,900	589,814
Schrodinger, Inc.*	10,200	484,602
Tabula Rasa HealthCare, Inc.(x)*	5,000	203,850
Teladoc Health, Inc.(x)*	13,600	2,981,664
Veeva Systems, Inc., Class A*	24,800	6,973,512

		19,054,028

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	9,900	1,234,332
Adaptive Biotechnologies Corp.*	8,707	423,421
Agilent Technologies, Inc.	58,030	5,857,548
Avantor, Inc.*	74,994	1,686,615
Berkeley Lights, Inc.*	1,900	145,084
Bio-Rad Laboratories, Inc., Class A*	4,000	2,061,840
Bio-Techne Corp.	7,850	1,944,681
Bruker Corp.	27,900	1,109,025
Charles River Laboratories International, Inc.*	9,050	2,049,373
Codexis, Inc.(x)*	4,000	46,960
Illumina, Inc.*	26,700	8,252,436
IQVIA Holdings, Inc.*	34,180	5,387,793
Luminex Corp.	1,600	42,000
Medpace Holdings, Inc.*	4,500	502,875
Mettler-Toledo International, Inc.*	4,600	4,442,450
NeoGenomics, Inc.*	17,900	660,331
PerkinElmer, Inc.	22,400	2,811,424
PPD, Inc.*	28,546	1,055,917
PRA Health Sciences, Inc.*	10,600	1,075,264
QIAGEN NV*	44,407	2,320,710
Repligen Corp.*	9,700	1,431,138
Syneos Health, Inc.*	9,500	505,020
Thermo Fisher Scientific, Inc.	70,550	31,149,236
Waters Corp.*	11,100	2,172,048

		78,367,521

Pharmaceuticals (3.7%)
Aerie Pharmaceuticals, Inc.(x)*	14,000	164,780
AMAG Pharmaceuticals, Inc.(x)*	5,400	50,760
Amneal Pharmaceuticals, Inc.*	35,500	137,740
Arvinas, Inc.*	4,100	96,801
Axsome Therapeutics, Inc.*	5,400	384,750
Bristol-Myers Squibb Co.	404,668	24,397,434
Catalent, Inc.*	27,600	2,364,216
Corcept Therapeutics, Inc.*	16,500	287,182
Elanco Animal Health, Inc.*	74,632	2,084,472
Eli Lilly and Co.	150,510	22,278,490
Endo International plc*	50,254	165,838
Evofem Biosciences, Inc.(x)*	6,781	16,003
Horizon Therapeutics plc*	35,600	2,765,408
Innoviva, Inc.*	23,000	240,350
Intra-Cellular Therapies, Inc.*	17,200	441,352
Jazz Pharmaceuticals plc*	12,100	1,725,339
Johnson & Johnson	471,260	70,161,189
Mallinckrodt plc(x)*	16,400	15,962
Merck & Co., Inc.	454,690	37,716,535
Mylan NV*	105,050	1,557,892
MyoKardia, Inc.*	8,000	1,090,640
Nektar Therapeutics*	31,600	524,244
NGM Biopharmaceuticals, Inc.(x)*	4,600	73,186
Omeros Corp.(x)*	12,900	130,354
Pacira BioSciences, Inc.*	7,500	450,900
Perrigo Co. plc	28,300	1,299,253
Pfizer, Inc.	993,917	36,476,754
Phibro Animal Health Corp., Class A	4,200	73,080
Prestige Consumer Healthcare, Inc.*	8,500	309,570
Reata Pharmaceuticals, Inc., Class A*	3,400	331,228
Revance Therapeutics, Inc.*	5,300	133,242
Royalty Pharma plc, Class A	15,200	639,464
TherapeuticsMD, Inc.(x)*	47,600	75,208
Theravance Biopharma, Inc.(x)*	13,700	202,555
Tricida, Inc.*	2,300	20,838
Zoetis, Inc.	86,800	14,354,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zogenix, Inc.*	14,700	$263,571

		223,500,696

Total Health Care		866,585,402

Industrials (8.9%)
Aerospace & Defense (1.5%)
Aerojet Rocketdyne Holdings, Inc.*	14,000	558,460
AeroVironment, Inc.*	2,100	126,021
Axon Enterprise, Inc.*	11,900	1,079,330
Boeing Co. (The)	96,100	15,881,486
BWX Technologies, Inc.	17,800	1,002,318
Curtiss-Wright Corp.	9,200	857,992
General Dynamics Corp.	46,270	6,405,156
HEICO Corp. (Frankfurt Stock Exchange), Class A	14,845	1,316,158
HEICO Corp. (New York Stock Exchange)	10,141	1,061,357
Hexcel Corp.	21,200	711,260
Howmet Aerospace, Inc.	77,716	1,299,411
Huntington Ingalls Industries, Inc.	8,600	1,210,450
Kaman Corp.	100	3,897
L3Harris Technologies, Inc.	39,278	6,670,976
Lockheed Martin Corp.	44,960	17,232,269
Mercury Systems, Inc.*	10,200	790,092
Moog, Inc., Class A	6,600	419,298
Northrop Grumman Corp.	29,250	9,228,082
Parsons Corp.*	6,900	231,426
Raytheon Technologies Corp.	260,237	14,974,037
Spirit AeroSystems Holdings, Inc., Class A	19,000	359,290
Teledyne Technologies, Inc.*	7,000	2,171,470
Textron, Inc.	52,900	1,909,161
TransDigm Group, Inc.	9,850	4,679,932

		90,179,329

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	24,100	2,462,779
Expeditors International of Washington, Inc.	34,500	3,122,940
FedEx Corp.	43,850	11,029,152
Forward Air Corp.	2,000	114,760
Hub Group, Inc., Class A*	3,000	150,585
United Parcel Service, Inc., Class B	127,550	21,253,656
XPO Logistics, Inc.*	17,800	1,506,948

		39,640,820

Airlines (0.2%)
Alaska Air Group, Inc.	26,900	985,347
Allegiant Travel Co.	1,000	119,800
American Airlines Group, Inc.(x)	86,600	1,064,314
Delta Air Lines, Inc.	113,750	3,478,475
JetBlue Airways Corp.*	69,900	791,967
SkyWest, Inc.	7,700	229,922
Southwest Airlines Co.	107,400	4,027,500
Spirit Airlines, Inc.(x)*	13,100	210,910
United Airlines Holdings, Inc.*	52,840	1,836,190

		12,744,425

Building Products (0.6%)
A O Smith Corp.	30,600	1,615,680
AAON, Inc.	4,300	259,075
Advanced Drainage Systems, Inc.	9,900	618,156
Allegion plc	17,966	1,777,017
Armstrong World Industries, Inc.	10,400	715,624
AZEK Co., Inc. (The)*	13,600	473,416
Builders FirstSource, Inc.*	20,900	681,758
Carrier Global Corp.	155,148	4,738,220
Fortune Brands Home & Security, Inc.	28,950	2,504,754
Ingersoll-Rand plc	46,200	5,601,750
JELD-WEN Holding, Inc.*	5,500	124,300
Johnson Controls International plc	141,137	5,765,446
Lennox International, Inc.	6,910	1,883,735
Masco Corp.	51,100	2,817,143
Owens Corning	19,270	1,325,969
Resideo Technologies, Inc.*	10,350	113,850
Simpson Manufacturing Co., Inc.	6,100	592,676
Trex Co., Inc.*	27,200	1,947,520
UFP Industries, Inc.	11,500	649,865

		34,205,954

Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	7,500	274,950
ADT, Inc.	35,800	292,486
Advanced Disposal Services, Inc.*	9,100	275,093
Brady Corp., Class A	7,200	288,144
Cintas Corp.	16,800	5,591,544
Clean Harbors, Inc.*	10,000	560,300
Copart, Inc.*	36,700	3,859,372
Covanta Holding Corp.	14,300	110,825
Deluxe Corp.	6,100	156,953
Healthcare Services Group, Inc.	10,700	230,371
HNI Corp.	7,200	225,936
IAA, Inc.*	27,700	1,442,339
KAR Auction Services, Inc.	27,700	398,880
Matthews International Corp., Class A	7,100	158,756
MSA Safety, Inc.	5,900	791,603
Republic Services, Inc.	41,535	3,877,292
Rollins, Inc.	31,500	1,706,985
Stericycle, Inc.*	21,800	1,374,708
Tetra Tech, Inc.	13,600	1,298,800
UniFirst Corp.	3,000	568,110
Waste Management, Inc.	75,450	8,538,677

		32,022,124

Construction & Engineering (0.1%)
AECOM*	32,802	1,372,436
Arcosa, Inc.	4,080	179,887
Dycom Industries, Inc.*	2,000	105,640
EMCOR Group, Inc.	15,300	1,035,963
Granite Construction, Inc.	1,300	22,893
Jacobs Engineering Group, Inc.	22,800	2,115,156
MasTec, Inc.*	11,000	464,200
Quanta Services, Inc.	24,350	1,287,141
Valmont Industries, Inc.	3,100	384,958
WillScot Mobile Mini Holdings Corp.*	28,803	480,434

		7,448,708

Electrical Equipment (0.6%)
Acuity Brands, Inc.	10,300	1,054,205
AMETEK, Inc.	42,975	4,271,715
Eaton Corp. plc	72,997	7,447,884
Emerson Electric Co.	107,510	7,049,431
EnerSys	13,300	892,696
Generac Holdings, Inc.*	11,100	2,149,404
Hubbell, Inc.	11,700	1,601,028
nVent Electric plc	35,987	636,610
Plug Power, Inc.(x)*	58,700	787,167
Regal Beloit Corp.	8,600	807,282
Rockwell Automation, Inc.	22,300	4,921,164
Sensata Technologies Holding plc*	37,400	1,613,436
Sunrun, Inc.*	20,900	1,610,763
Vertiv Holdings Co., Class A*	36,300	628,716
Vicor Corp.*	3,100	240,963

		35,712,464

Industrial Conglomerates (0.9%)
3M Co.	101,630	16,279,093
Carlisle Cos., Inc.	13,000	1,590,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
General Electric Co.	1,552,967	$9,674,984
Honeywell International, Inc.	128,200	21,103,002
Roper Technologies, Inc.	18,950	7,487,335

		56,135,224

Machinery (1.8%)
AGCO Corp.	12,400	920,948
Albany International Corp., Class A	2,300	113,873
Allison Transmission Holdings, Inc.	23,000	808,220
Altra Industrial Motion Corp.	11,600	428,852
Barnes Group, Inc.	11,600	414,584
Caterpillar, Inc.	97,910	14,603,276
Chart Industries, Inc.(x)*	6,500	456,755
Colfax Corp.*	18,100	567,616
Crane Co.	11,400	571,482
Cummins, Inc.	27,460	5,798,454
Deere & Co.	50,340	11,156,854
Donaldson Co., Inc.	26,500	1,230,130
Dover Corp.	29,490	3,194,947
Enerpac Tool Group Corp.*	4,900	92,169
Evoqua Water Technologies Corp.*	9,300	197,346
Flowserve Corp.	26,640	727,006
Fortive Corp.	58,630	4,468,192
Franklin Electric Co., Inc.	7,500	441,225
Gates Industrial Corp. plc*	19,900	221,288
Graco, Inc.	29,480	1,808,598
IDEX Corp.	15,040	2,743,446
Illinois Tool Works, Inc.	57,410	11,092,186
Ingersoll Rand, Inc.*	61,666	2,195,310
ITT, Inc.	19,525	1,152,951
John Bean Technologies Corp.	4,400	404,316
Kennametal, Inc.	5,990	173,351
Lincoln Electric Holdings, Inc.	14,260	1,312,490
Manitowoc Co., Inc. (The)*	4,825	40,578
Middleby Corp. (The)*	14,000	1,255,940
Mueller Industries, Inc.	8,500	230,010
Mueller Water Products, Inc., Class A	20,800	216,112
Navistar International Corp.*	8,000	348,320
Nordson Corp.	10,660	2,044,801
Oshkosh Corp.	16,900	1,242,150
Otis Worldwide Corp.	77,574	4,842,169
PACCAR, Inc.	65,030	5,545,758
Parker-Hannifin Corp.	25,010	5,060,523
Pentair plc	35,987	1,647,125
Proto Labs, Inc.*	5,000	647,500
RBC Bearings, Inc.*	3,900	472,719
Rexnord Corp.	14,900	444,616
Snap-on, Inc.	12,100	1,780,273
SPX FLOW, Inc.*	3,900	166,998
Stanley Black & Decker, Inc.	30,035	4,871,677
Terex Corp.	7,030	136,101
Timken Co. (The)	12,640	685,341
Toro Co. (The)	20,380	1,710,901
Trinity Industries, Inc.	10,440	203,580
Watts Water Technologies, Inc., Class A	5,400	540,810
Westinghouse Air Brake Technologies Corp.	34,787	2,152,620
Woodward, Inc.	10,430	836,069
Xylem, Inc.	33,550	2,822,226

		107,240,782

Marine (0.0%)
Kirby Corp.*	7,450	269,467

Professional Services (0.6%)
ASGN, Inc.*	13,500	858,060
CBIZ, Inc.*	12,220	279,472
CoreLogic, Inc.	17,100	1,157,157
CoStar Group, Inc.*	6,735	5,714,715
Dun & Bradstreet Holdings, Inc.*	15,700	402,862
Equifax, Inc.	23,320	3,658,908
Exponent, Inc.	10,600	763,518
FTI Consulting, Inc.*	7,200	762,984
Huron Consulting Group, Inc.*	3,300	129,789
IHS Markit Ltd.	70,800	5,558,508
Insperity, Inc.	1,800	117,882
Korn Ferry	5,600	162,400
ManpowerGroup, Inc.	15,180	1,113,149
Nielsen Holdings plc	78,000	1,106,040
Resources Connection, Inc.	16,950	195,773
Robert Half International, Inc.	27,260	1,443,144
TransUnion	37,800	3,180,114
TriNet Group, Inc.*	6,200	367,784
Verisk Analytics, Inc.	28,900	5,355,459

		32,327,718

Road & Rail (1.1%)
AMERCO	1,400	498,372
CSX Corp.	140,550	10,916,518
Heartland Express, Inc.	11,700	217,620
JB Hunt Transport Services, Inc.	15,250	1,927,295
Kansas City Southern	17,150	3,101,234
Knight-Swift Transportation Holdings, Inc.	30,935	1,259,055
Landstar System, Inc.	9,750	1,223,528
Lyft, Inc., Class A*	43,400	1,195,670
Norfolk Southern Corp.	46,470	9,944,115
Old Dominion Freight Line, Inc.	19,125	3,460,095
Saia, Inc.*	4,800	605,472
Schneider National, Inc., Class B	14,700	363,531
Uber Technologies, Inc.*	248,889	9,079,471
Union Pacific Corp.	121,320	23,884,268
Werner Enterprises, Inc.	10,700	449,293

		68,125,537

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	617,820
Applied Industrial Technologies, Inc.	4,300	236,930
Beacon Roofing Supply, Inc.*	7,600	236,132
BMC Stock Holdings, Inc.*	11,900	509,677
Fastenal Co.	109,600	4,941,864
GATX Corp.	7,200	459,000
HD Supply Holdings, Inc.*	29,000	1,195,960
Herc Holdings, Inc.*	700	27,727
MSC Industrial Direct Co., Inc., Class A	12,200	772,016
SiteOne Landscape Supply, Inc.*	6,700	817,065
Triton International Ltd.	7,200	292,824
United Rentals, Inc.*	14,722	2,568,989
Univar Solutions, Inc.*	22,900	386,552
Watsco, Inc.	7,310	1,702,426
WESCO International, Inc.*	3,286	144,650
WW Grainger, Inc.	7,950	2,836,321

		17,745,953

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	5,600	150,584

Total Industrials		533,949,089

Information Technology (26.9%)
Communications Equipment (0.8%)
Acacia Communications, Inc.*	4,400	296,560
Arista Networks, Inc.*	11,700	2,421,081
Ciena Corp.*	31,400	1,246,266
Cisco Systems, Inc.	758,970	29,895,828
CommScope Holding Co., Inc.*	35,800	322,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EchoStar Corp., Class A*	3,000	$74,670
F5 Networks, Inc.*	13,700	1,681,949
InterDigital, Inc.	1,800	102,708
Juniper Networks, Inc.	68,900	1,481,350
Lumentum Holdings, Inc.*	14,146	1,062,789
Motorola Solutions, Inc.	33,021	5,178,023
NetScout Systems, Inc.*	5,400	117,882
Ubiquiti, Inc.	2,600	433,316
Viavi Solutions, Inc.*	33,650	394,715

		44,709,337

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	51,540	5,580,236
Arrow Electronics, Inc.*	19,500	1,533,870
Avnet, Inc.	17,920	463,053
Belden, Inc.	7,600	236,512
CDW Corp.	27,900	3,334,887
Cognex Corp.	30,400	1,979,040
Coherent, Inc.*	3,700	410,441
Corning, Inc.	135,390	4,387,990
Dolby Laboratories, Inc., Class A	12,700	841,756
Fabrinet*	6,800	428,604
FLIR Systems, Inc.	29,900	1,071,915
II-VI, Inc.(x)*	18,490	749,954
IPG Photonics Corp.*	6,400	1,087,808
Itron, Inc.*	2,010	122,087
Jabil, Inc.	31,400	1,075,764
Keysight Technologies, Inc.*	37,215	3,676,098
Littelfuse, Inc.	6,500	1,152,710
National Instruments Corp.	23,000	821,100
Novanta, Inc.*	4,100	431,894
Rogers Corp.*	2,300	225,538
Sanmina Corp.*	9,400	254,270
SYNNEX Corp.	8,766	1,227,766
Trimble, Inc.*	49,500	2,410,650
Vishay Intertechnology, Inc.	23,600	367,452
Zebra Technologies Corp., Class A*	10,200	2,575,092

		36,446,487

IT Services (5.5%)
Accenture plc, Class A	115,800	26,169,642
Akamai Technologies, Inc.*	31,700	3,504,118
Amdocs Ltd.	30,310	1,740,097
Automatic Data Processing, Inc.	76,750	10,705,857
Black Knight, Inc.*	27,142	2,362,711
Booz Allen Hamilton Holding Corp.	26,700	2,215,566
Broadridge Financial Solutions, Inc.	21,210	2,799,720
CACI International, Inc., Class A*	6,000	1,278,960
Cognizant Technology Solutions Corp., Class A	98,100	6,810,102
Conduent, Inc.*	19,786	62,919
DXC Technology Co.	53,196	949,549
EPAM Systems, Inc.*	9,800	3,168,144
Euronet Worldwide, Inc.*	10,000	911,000
ExlService Holdings, Inc.*	6,200	409,014
Fastly, Inc., Class A*	13,300	1,245,944
Fidelity National Information Services, Inc.	111,069	16,350,467
Fiserv, Inc.*	100,402	10,346,426
FleetCor Technologies, Inc.*	15,000	3,571,500
Gartner, Inc.*	18,678	2,333,816
Genpact Ltd.	41,700	1,624,215
Global Payments, Inc.	53,176	9,442,994
GoDaddy, Inc., Class A*	34,300	2,605,771
International Business Machines Corp.	162,231	19,738,646
Jack Henry & Associates, Inc.	14,830	2,411,210
KBR, Inc.	27,600	617,136
Leidos Holdings, Inc.	25,237	2,249,879
LiveRamp Holdings, Inc.*	12,500	647,125
ManTech International Corp., Class A	3,000	206,640
Mastercard, Inc., Class A	157,700	53,329,409
MAXIMUS, Inc.	16,800	1,149,288
MongoDB, Inc.*	8,100	1,875,231
Okta, Inc.*	19,900	4,255,615
Paychex, Inc.	63,210	5,042,262
PayPal Holdings, Inc.*	211,370	41,646,231
Perspecta, Inc.	30,548	594,159
Sabre Corp.	48,600	316,386
Science Applications International Corp.	12,021	942,687
Square, Inc., Class A*	64,900	10,549,495
StoneCo Ltd., Class A*	28,300	1,496,787
Switch, Inc., Class A	16,500	257,565
TTEC Holdings, Inc.	6,850	373,667
Twilio, Inc., Class A*	24,100	5,954,869
VeriSign, Inc.*	19,350	3,963,848
Visa, Inc., Class A	301,800	60,350,946
Western Union Co. (The)	90,360	1,936,415
WEX, Inc.*	10,100	1,403,597

		331,917,625

Semiconductors & Semiconductor Equipment (4.7%)
Advanced Energy Industries, Inc.*	5,400	339,876
Advanced Micro Devices, Inc.*	212,800	17,447,472
Amkor Technology, Inc.*	15,600	174,720
Analog Devices, Inc.	67,927	7,929,798
Applied Materials, Inc.	163,720	9,733,154
Broadcom, Inc.	70,580	25,713,706
Brooks Automation, Inc.	13,600	629,136
Cabot Microelectronics Corp.	5,400	771,174
Cirrus Logic, Inc.*	12,300	829,635
Cree, Inc.*	20,400	1,300,296
Diodes, Inc.(x)*	400	22,580
Enphase Energy, Inc.*	17,200	1,420,548
Entegris, Inc.	24,940	1,854,040
First Solar, Inc.*	17,400	1,151,880
Inphi Corp.*	8,700	976,575
Intel Corp.	762,890	39,502,444
KLA Corp.	28,280	5,478,967
Lam Research Corp.	26,375	8,749,906
Lattice Semiconductor Corp.*	23,300	674,768
MACOM Technology Solutions Holdings, Inc.*	5,900	200,659
Marvell Technology Group Ltd.	127,893	5,077,352
Maxim Integrated Products, Inc.	51,350	3,471,774
Microchip Technology, Inc.	45,920	4,718,739
Micron Technology, Inc.*	206,850	9,713,676
MKS Instruments, Inc.	13,200	1,441,836
Monolithic Power Systems, Inc.	7,900	2,208,919
NVIDIA Corp.	106,260	57,510,037
ON Semiconductor Corp.*	90,600	1,965,114
Power Integrations, Inc.	11,000	609,400
Qorvo, Inc.*	22,517	2,904,918
QUALCOMM, Inc.	201,105	23,666,036
Semtech Corp.*	13,600	720,256
Silicon Laboratories, Inc.*	8,740	855,209
Skyworks Solutions, Inc.	30,100	4,379,550
SolarEdge Technologies, Inc.*	8,900	2,121,315
Synaptics, Inc.*	6,100	490,562
Teradyne, Inc.	30,010	2,384,595
Texas Instruments, Inc.	164,090	23,430,411
Universal Display Corp.	10,000	1,807,400
Xilinx, Inc.	44,500	4,638,680

		279,017,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Software (9.5%)
2U, Inc.*	9,600	$325,056
ACI Worldwide, Inc.*	22,700	593,151
Adobe, Inc.*	86,620	42,481,047
Alarm.com Holdings, Inc.*	1,800	99,450
Altair Engineering, Inc., Class A(x)*	9,000	377,820
Alteryx, Inc., Class A(x)*	8,900	1,010,595
Anaplan, Inc.*	23,700	1,483,146
ANSYS, Inc.*	16,700	5,464,741
Appfolio, Inc., Class A*	2,800	397,068
Appian Corp.(x)*	6,600	427,350
Aspen Technology, Inc.*	15,200	1,924,168
Atlassian Corp. plc, Class A*	22,400	4,072,096
Autodesk, Inc.*	39,850	9,205,748
Avalara, Inc.*	14,000	1,782,760
Bill.com Holdings, Inc.*	9,700	973,007
Blackbaud, Inc.	13,000	725,790
Blackline, Inc.*	9,100	815,633
Bottomline Technologies DE, Inc.*	5,100	215,016
Box, Inc., Class A*	24,600	427,056
Cadence Design Systems, Inc.*	51,630	5,505,307
CDK Global, Inc.	27,450	1,196,545
Ceridian HCM Holding, Inc.*	17,400	1,438,110
Citrix Systems, Inc.	23,450	3,229,299
Cloudera, Inc.*	12,300	133,947
Cloudflare, Inc., Class A*	19,900	817,094
Coupa Software, Inc.*	12,100	3,318,304
Crowdstrike Holdings, Inc., Class A*	27,100	3,721,372
Datadog, Inc., Class A*	27,800	2,840,048
Digital Turbine, Inc.*	14,600	478,004
DocuSign, Inc.*	32,100	6,909,204
Dropbox, Inc., Class A*	41,200	793,512
Dynatrace, Inc.*	31,400	1,288,028
Elastic NV*	10,000	1,078,900
Envestnet, Inc.*	8,800	679,008
Everbridge, Inc.*	5,100	641,223
Fair Isaac Corp.*	5,800	2,467,204
FireEye, Inc.*	33,600	414,792
Five9, Inc.*	11,500	1,491,320
Fortinet, Inc.*	26,700	3,145,527
Globant SA*	6,600	1,182,852
Guidewire Software, Inc.*	17,000	1,772,590
HubSpot, Inc.*	7,400	2,162,502
Intuit, Inc.	45,050	14,695,760
j2 Global, Inc.*	9,200	636,824
LivePerson, Inc.*	7,000	363,930
Manhattan Associates, Inc.*	12,400	1,184,076
Medallia, Inc.*	10,900	298,878
Microsoft Corp.	1,338,350	281,495,155
MicroStrategy, Inc., Class A*	700	105,392
Mimecast Ltd.*	5,300	248,676
nCino, Inc.*	5,200	414,336
New Relic, Inc.*	9,100	512,876
NortonLifeLock, Inc.	104,390	2,175,488
Nuance Communications, Inc.*	60,290	2,001,025
Nutanix, Inc., Class A*	28,000	621,040
Oracle Corp.	343,221	20,490,294
Palo Alto Networks, Inc.*	18,100	4,429,975
Paycom Software, Inc.*	10,000	3,113,000
Paylocity Holding Corp.*	5,700	920,094
Pegasystems, Inc.	7,100	859,384
Ping Identity Holding Corp.*	4,000	124,840
Pluralsight, Inc., Class A*	2,500	42,825
Proofpoint, Inc.*	9,200	971,060
PTC, Inc.*	20,250	1,675,080
Q2 Holdings, Inc.*	7,400	675,324
Qualys, Inc.*	6,700	656,667
Rapid7, Inc.*	7,100	434,804
RealPage, Inc.*	16,000	922,240
RingCentral, Inc., Class A*	14,000	3,844,540
SailPoint Technologies Holding, Inc.*	15,900	629,163
salesforce.com, Inc.*	155,902	39,181,291
ServiceNow, Inc.*	34,600	16,781,000
Slack Technologies, Inc., Class A*	68,300	1,834,538
Smartsheet, Inc., Class A*	16,600	820,372
SolarWinds Corp.*	13,088	266,210
Splunk, Inc.*	29,100	5,474,583
SPS Commerce, Inc.*	6,400	498,368
SS&C Technologies Holdings, Inc.	39,200	2,372,384
SVMK, Inc.*	21,300	470,943
Synopsys, Inc.*	28,920	6,188,302
Tenable Holdings, Inc.*	9,500	358,625
Teradata Corp.*	8,760	198,852
Trade Desk, Inc. (The), Class A*	7,400	3,838,972
Tyler Technologies, Inc.*	7,300	2,544,488
Varonis Systems, Inc.*	3,700	427,054
Verint Systems, Inc.*	14,800	713,064
VMware, Inc., Class A*	14,200	2,040,114
Workday, Inc., Class A*	31,100	6,690,543
Workiva, Inc.*	1,700	94,792
Yext, Inc.*	15,000	227,700
Zendesk, Inc.*	21,000	2,161,320
Zoom Video Communications, Inc., Class A*	30,500	14,338,355
Zscaler, Inc.*	12,100	1,702,349

		573,272,355

Technology Hardware, Storage & Peripherals (5.8%)
Apple, Inc.	2,884,316	334,032,636
Dell Technologies, Inc., Class C*	44,879	3,037,859
Diebold Nixdorf, Inc.*	550	4,202
Hewlett Packard Enterprise Co.	258,832	2,425,256
HP, Inc.	280,132	5,319,707
NCR Corp.*	22,700	502,578
NetApp, Inc.	45,650	2,001,296
Pure Storage, Inc., Class A*	33,900	521,721
Western Digital Corp.	62,378	2,279,916
Xerox Holdings Corp.	41,657	781,902

		350,907,073

Total Information Technology		1,616,269,990

Materials (2.7%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	39,480	11,759,513
Albemarle Corp.	21,676	1,935,233
Ashland Global Holdings, Inc.	10,264	727,923
Avient Corp.	7,200	190,512
Axalta Coating Systems Ltd.*	47,000	1,041,990
Balchem Corp.	5,700	556,491
Cabot Corp.	5,000	180,150
Celanese Corp.	21,400	2,299,430
CF Industries Holdings, Inc.	47,210	1,449,819
Chemours Co. (The)	31,328	655,069
Corteva, Inc.	133,877	3,856,996
Dow, Inc.	138,377	6,510,638
DuPont de Nemours, Inc.	133,476	7,405,248
Eastman Chemical Co.	28,128	2,197,359
Ecolab, Inc.	45,288	9,050,354
Element Solutions, Inc.*	24,200	254,342
FMC Corp.	25,400	2,690,114
HB Fuller Co.	6,400	292,992
Huntsman Corp.	40,900	908,389
Ingevity Corp.*	455	22,495
Innospec, Inc.	100	6,332

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	20,800	$2,546,960
Linde plc	93,877	22,354,930
LyondellBasell Industries NV, Class A	51,400	3,623,186
Mosaic Co. (The)	70,630	1,290,410
NewMarket Corp.	1,700	581,944
PPG Industries, Inc.	46,000	5,615,680
Quaker Chemical Corp.	2,400	431,304
RPM International, Inc.	23,050	1,909,462
Scotts Miracle-Gro Co. (The)	7,700	1,177,407
Sensient Technologies Corp.	4,300	248,282
Sherwin-Williams Co. (The)	15,300	10,660,122
Stepan Co.	800	87,200
Valvoline, Inc.	47,788	909,884
W R Grace & Co.	11,100	447,219
Westlake Chemical Corp.	7,100	448,862

		106,324,241

Construction Materials (0.1%)
Eagle Materials, Inc.	10,100	871,832
Martin Marietta Materials, Inc.	12,430	2,925,525
Summit Materials, Inc., Class A*	10,600	175,324
Vulcan Materials Co.	25,800	3,496,932

		7,469,613

Containers & Packaging (0.4%)
Amcor plc	292,400	3,231,020
AptarGroup, Inc.	14,600	1,652,720
Avery Dennison Corp.	16,850	2,154,104
Ball Corp.	61,000	5,070,320
Berry Global Group, Inc.*	28,100	1,357,792
Crown Holdings, Inc.*	28,950	2,225,097
Graphic Packaging Holding Co.	56,100	790,449
International Paper Co.	77,450	3,139,823
O-I Glass, Inc.	4,050	42,889
Packaging Corp. of America	16,700	1,821,135
Sealed Air Corp.	36,160	1,403,370
Silgan Holdings, Inc.	9,500	349,315
Sonoco Products Co.	23,760	1,213,423
Westrock Co.	54,932	1,908,338

		26,359,795

Metals & Mining (0.4%)
Allegheny Technologies, Inc.*	11,000	95,920
Arconic Corp.*	1,429	27,223
Carpenter Technology Corp.	9,000	163,440
Cleveland-Cliffs, Inc.(x)	72,400	464,808
Commercial Metals Co.	21,300	425,574
Freeport-McMoRan, Inc.	258,694	4,045,974
Hecla Mining Co.	94,100	478,028
Newmont Corp.	145,111	9,207,293
Novagold Resources, Inc.*	43,000	511,270
Nucor Corp.	62,720	2,813,619
Reliance Steel & Aluminum Co.	12,300	1,255,092
Royal Gold, Inc.	12,900	1,550,193
Southern Copper Corp.	19,344	875,703
Steel Dynamics, Inc.	40,200	1,150,926

		23,065,063

Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	24,100	711,191

Total Materials		163,929,903

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (3.2%)
Acadia Realty Trust (REIT)	15,100	158,550
Agree Realty Corp. (REIT)	9,600	610,944
Alexander’s, Inc. (REIT)	100	24,522
Alexandria Real Estate Equities, Inc. (REIT)	22,680	3,628,800
American Assets Trust, Inc. (REIT)	5,600	134,904
American Campus Communities, Inc. (REIT)	28,300	988,236
American Homes 4 Rent (REIT), Class A	47,500	1,352,800
American Tower Corp. (REIT)	80,500	19,459,265
Americold Realty Trust (REIT)	37,100	1,326,325
Apartment Investment and Management Co. (REIT), Class A	32,003	1,079,141
Apple Hospitality REIT, Inc. (REIT)	26,500	254,665
AvalonBay Communities, Inc. (REIT)	26,149	3,905,092
Boston Properties, Inc. (REIT)	28,870	2,318,261
Brandywine Realty Trust (REIT)	31,400	324,676
Brixmor Property Group, Inc. (REIT)	67,400	787,906
Brookfield Property REIT, Inc. (REIT), Class A(x)	14,947	182,951
Camden Property Trust (REIT)	20,180	1,795,616
CareTrust REIT, Inc. (REIT)	16,900	300,735
Columbia Property Trust, Inc. (REIT)	20,100	219,291
CoreCivic, Inc. (REIT)	26,900	215,200
CoreSite Realty Corp. (REIT)	7,800	927,264
Corporate Office Properties Trust (REIT)	24,809	588,469
Cousins Properties, Inc. (REIT)	28,351	810,555
Crown Castle International Corp. (REIT)	74,250	12,362,625
CubeSmart (REIT)	39,700	1,282,707
CyrusOne, Inc. (REIT)	20,200	1,414,606
DiamondRock Hospitality Co. (REIT)	28,700	145,509
Digital Realty Trust, Inc. (REIT)	48,772	7,157,779
Diversified Healthcare Trust (REIT)	54,290	191,101
Douglas Emmett, Inc. (REIT)	37,000	928,700
Duke Realty Corp. (REIT)	70,000	2,583,000
Easterly Government Properties, Inc. (REIT)	13,800	309,258
EastGroup Properties, Inc. (REIT)	10,300	1,332,099
Empire State Realty Trust, Inc. (REIT), Class A	700	4,284
EPR Properties (REIT)	4,240	116,600
Equinix, Inc. (REIT)	15,938	12,114,952
Equity Commonwealth (REIT)	33,000	878,790
Equity LifeStyle Properties, Inc. (REIT)	34,200	2,096,460
Equity Residential (REIT)	73,487	3,772,088
Essential Properties Realty Trust, Inc. (REIT)	12,300	225,336
Essex Property Trust, Inc. (REIT)	12,677	2,545,415
Extra Space Storage, Inc. (REIT)	23,900	2,557,061
Federal Realty Investment Trust (REIT)	17,380	1,276,387
First Industrial Realty Trust, Inc. (REIT)	29,500	1,174,100
Four Corners Property Trust, Inc. (REIT)	1,600	40,944
Gaming and Leisure Properties, Inc. (REIT)	43,754	1,615,835
GEO Group, Inc. (The) (REIT)	13,300	150,822
Healthcare Realty Trust, Inc. (REIT)	23,600	710,832
Healthcare Trust of America, Inc. (REIT), Class A	43,400	1,128,400
Healthpeak Properties, Inc. (REIT)	96,297	2,614,464
Highwoods Properties, Inc. (REIT)	19,530	655,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Host Hotels & Resorts, Inc. (REIT)	149,413	$1,612,166
Hudson Pacific Properties, Inc. (REIT)	34,500	756,585
Invitation Homes, Inc. (REIT)	101,516	2,841,433
Iron Mountain, Inc. (REIT)	56,801	1,521,699
JBG SMITH Properties (REIT)	20,173	539,426
Kilroy Realty Corp. (REIT)	21,800	1,132,728
Kimco Realty Corp. (REIT)	77,822	876,276
Lamar Advertising Co. (REIT), Class A	16,000	1,058,720
Lexington Realty Trust (REIT)	34,200	357,390
Life Storage, Inc. (REIT)	9,300	979,011
Macerich Co. (The) (REIT)(x)	35,422	240,515
Medical Properties Trust, Inc. (REIT)	96,900	1,708,347
Mid-America Apartment Communities, Inc. (REIT)	21,938	2,543,711
National Health Investors, Inc. (REIT)	7,000	421,890
National Retail Properties, Inc. (REIT)	38,290	1,321,388
Omega Healthcare Investors, Inc. (REIT)	44,440	1,330,534
Outfront Media, Inc. (REIT)	1,670	24,298
Paramount Group, Inc. (REIT)	37,600	266,208
Park Hotels & Resorts, Inc. (REIT)	41,635	415,934
Pebblebrook Hotel Trust (REIT)(x)	30,580	383,167
Physicians Realty Trust (REIT)	38,100	682,371
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	340,607
PotlatchDeltic Corp. (REIT)	13,451	566,287
Prologis, Inc. (REIT)	135,348	13,618,716
PS Business Parks, Inc. (REIT)	3,300	403,887
Public Storage (REIT)	27,702	6,169,789
QTS Realty Trust, Inc. (REIT), Class A	8,400	529,368
Rayonier, Inc. (REIT)	27,025	714,541
Realty Income Corp. (REIT)	60,028	3,646,701
Regency Centers Corp. (REIT)	33,306	1,266,294
Retail Opportunity Investments Corp. (REIT)	6,800	70,822
Retail Properties of America, Inc. (REIT), Class A	61,600	357,896
Retail Value, Inc. (REIT)	2,783	34,982
Rexford Industrial Realty, Inc. (REIT)	18,400	841,984
RLJ Lodging Trust (REIT)	20,500	177,530
Ryman Hospitality Properties, Inc. (REIT)	10,751	395,637
Sabra Health Care REIT, Inc. (REIT)	34,657	477,747
SBA Communications Corp. (REIT)	21,200	6,751,776
Service Properties Trust (REIT)	43,400	345,030
Simon Property Group, Inc. (REIT)	58,759	3,800,532
SL Green Realty Corp. (REIT)	19,000	881,030
Spirit Realty Capital, Inc. (REIT)	20,933	706,489
STAG Industrial, Inc. (REIT)	27,800	847,622
STORE Capital Corp. (REIT)	35,400	971,022
Sun Communities, Inc. (REIT)	17,100	2,404,431
Sunstone Hotel Investors, Inc. (REIT)	25,058	198,961
Taubman Centers, Inc. (REIT)	900	29,961
Terreno Realty Corp. (REIT)	11,600	635,216
UDR, Inc. (REIT)	52,936	1,726,243
Uniti Group, Inc. (REIT)	19,002	200,186
Urban Edge Properties (REIT)	20,723	201,428
Ventas, Inc. (REIT)	71,279	2,990,867
VEREIT, Inc. (REIT)	189,100	1,229,150
VICI Properties, Inc. (REIT)	86,700	2,026,179
Vornado Realty Trust (REIT)	33,847	1,140,982
Washington REIT (REIT)	12,470	251,021
Weingarten Realty Investors (REIT)	23,186	393,235
Welltower, Inc. (REIT)	79,017	4,353,047
Weyerhaeuser Co. (REIT)	144,235	4,113,582
WP Carey, Inc. (REIT)	31,800	2,072,088
Xenia Hotels & Resorts, Inc. (REIT)	9,600	84,288

		191,760,895

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	64,950	3,050,702
Cushman & Wakefield plc*	17,000	178,670
Howard Hughes Corp. (The)*	4,700	270,720
Jones Lang LaSalle, Inc.	9,500	908,770
Kennedy-Wilson Holdings, Inc.	25,100	364,452
Newmark Group, Inc., Class A	32,119	138,754
Redfin Corp.*	16,700	833,831
RMR Group, Inc. (The), Class A	1,771	48,649

		5,794,548

Total Real Estate		197,555,443

Utilities (2.8%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	543,270
Alliant Energy Corp.	43,900	2,267,435
American Electric Power Co., Inc.	91,170	7,451,324
Avangrid, Inc.	8,900	449,094
Duke Energy Corp.	136,185	12,060,544
Edison International	67,160	3,414,414
Entergy Corp.	39,100	3,852,523
Evergy, Inc.	40,177	2,041,795
Eversource Energy	60,709	5,072,237
Exelon Corp.	184,856	6,610,451
FirstEnergy Corp.	99,804	2,865,373
Hawaiian Electric Industries, Inc.	20,500	681,420
IDACORP, Inc.	11,450	914,855
MGE Energy, Inc.	2,100	131,586
NextEra Energy, Inc.	87,450	24,272,622
NRG Energy, Inc.	40,921	1,257,911
OGE Energy Corp.	36,900	1,106,631
Pinnacle West Capital Corp.	21,300	1,587,915
PNM Resources, Inc.	15,200	628,216
Portland General Electric Co.	21,000	745,500
PPL Corp.	144,950	3,944,089
Southern Co. (The)	196,450	10,651,519
Xcel Energy, Inc.	94,680	6,533,867

		99,084,591

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,016,949
National Fuel Gas Co.	21,100	856,449
New Jersey Resources Corp.	19,600	529,592
ONE Gas, Inc.	9,125	629,716
Southwest Gas Holdings, Inc.	9,900	624,690
Spire, Inc.	11,200	595,840
UGI Corp.	39,575	1,305,184

		6,558,420

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	126,595	2,292,635
Brookfield Renewable Corp.	12,300	720,780
Clearway Energy, Inc., Class C	2,300	62,008
Ormat Technologies, Inc.	500	29,555
Vistra Corp.	84,500	1,593,670

		4,698,648

Multi-Utilities (0.9%)
Ameren Corp.	47,700	3,772,116
Avista Corp.	2,000	68,240
Black Hills Corp.	15,600	834,444
CenterPoint Energy, Inc.	99,950	1,934,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	54,000	$3,316,140
Consolidated Edison, Inc.	61,700	4,800,260
Dominion Energy, Inc.	155,454	12,269,984
DTE Energy Co.	34,400	3,957,376
MDU Resources Group, Inc.	48,250	1,085,625
NiSource, Inc.	79,300	1,744,600
NorthWestern Corp.	6,000	291,840
Public Service Enterprise Group, Inc.	93,900	5,156,049
Sempra Energy	54,290	6,425,764
WEC Energy Group, Inc.	58,198	5,639,386

		51,295,857

Water Utilities (0.1%)
American States Water Co.	7,300	547,135
American Water Works Co., Inc.	34,800	5,041,824
California Water Service Group	900	39,105
Essential Utilities, Inc.	42,062	1,692,996

		7,321,060

Total Utilities		168,958,576

Total Common Stocks (98.9%) (Cost $2,127,186,579)		5,939,612,838

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $1,437,992)	31,100	1,391,725

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	25,400	—

Total Communication Services		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	23,600	8,142
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	16,600	10,956

Total Health Care		19,098

Total Rights (0.0%) (Cost $14,048)		19,098

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $204,000.(xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,062,659, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,083,911.(xx)	1,062,658	1,062,658
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,108,670.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $4,000,218, collateralized by various Common Stocks; total market value $4,445,454.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $4,000,022, collateralized by various Common Stocks; total market value $4,445,159.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		10,762,658

Total Short-Term Investments (0.2%) (Cost $10,762,658)		10,762,658

Total Investments in Securities (99.1%) (Cost $2,139,401,277)		5,951,786,319
Other Assets Less Liabilities (0.9%)		55,161,839

Net Assets (100%)		$6,006,948,158

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,504,980.

(r)	Value determined using significant unobservable inputs. (x) All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $21,123,584. This was collateralized by $11,609,234 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.250%, maturing 10/8/20 - 2/15/50 and by cash of $10,762,658 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	102	12/2020	USD	7,672,440	(56,453)
S&P 500 E-Mini Index	322	12/2020	USD	53,967,200	(404,068)

					(460,521)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$582,547,909	$878,796	$—		$583,426,705
Consumer Discretionary	732,122,176	665,028	—		732,787,204
Consumer Staples	374,201,195	—	—		374,201,195
Energy	114,109,122	—	—		114,109,122
Financials	587,840,209	—	—		587,840,209
Health Care	866,585,402	—	—		866,585,402
Industrials	533,529,791	419,298	—		533,949,089
Information Technology	1,616,269,990	—	—		1,616,269,990
Materials	163,929,903	—	—		163,929,903
Real Estate	197,555,443	—	—		197,555,443
Utilities	168,958,576	—	—		168,958,576
Master Limited Partnership
Financials	1,391,725	—	—		1,391,725
Rights
Communication Services	—	—	—	(a)	— (a)
Health Care	—	—	19,098		19,098
Short-Term Investments
Repurchase Agreements	—	10,762,658	—		10,762,658

Total Assets	$5,939,041,441	$12,725,780	$19,098		$5,951,786,319

Liabilities:
Futures	$(460,521)	$—	$—		$(460,521)

Total Liabilities	$(460,521)	$—	$—		$(460,521)

Total	$5,938,580,920	$12,725,780	$19,098		$5,951,325,798

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,154,975,869
Aggregate gross unrealized depreciation	(368,341,982)

Net unrealized appreciation	$3,786,633,887

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,164,691,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)
American Airlines Pass-Through Trust,
Series 2015-1 A
3.375%, 5/1/27	$2,257,134	$1,845,207
Series 2017-2 AA
3.350%, 10/15/29	312,114	290,266
Delta Air Lines Pass-Through Trust,
Series 2019-1 AA
3.204%, 4/25/24	150,000	145,500
Series 2020-1 AA
2.000%, 6/10/28	500,000	480,000

Total Asset-Backed Securities		2,760,973

Corporate Bonds (34.3%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.050%, 12/15/23(e)	1,250,000	1,382,258
4.450%, 4/1/24	1,500,000	1,685,004
3.400%, 5/15/25(x)	4,000,000	4,426,083
4.125%, 2/17/26	2,750,000	3,164,672
3.800%, 2/15/27	1,000,000	1,124,000
4.250%, 3/1/27	2,500,000	2,880,958
2.300%, 6/1/27	500,000	525,301
1.650%, 2/1/28	185,000	185,132
4.100%, 2/15/28	453,000	522,905
4.350%, 3/1/29	1,665,000	1,952,459
4.300%, 2/15/30	8,159,000	9,648,784
British Telecommunications plc
4.500%, 12/4/23	500,000	553,451
5.125%, 12/4/28	500,000	607,245
Deutsche Telekom International Finance BV
8.750%, 6/15/30(e)	2,500,000	3,862,188
Telefonica Emisiones SA
4.570%, 4/27/23	500,000	547,030
4.103%, 3/8/27	440,000	500,215
TELUS Corp.
2.800%, 2/16/27	400,000	429,719
Verizon Communications, Inc.
3.500%, 11/1/24	1,750,000	1,930,456
3.376%, 2/15/25	1,000,000	1,114,963
2.625%, 8/15/26	2,265,000	2,475,268
4.125%, 3/16/27	2,250,000	2,657,270
3.000%, 3/22/27	375,000	416,806
4.329%, 9/21/28	9,238,000	11,195,885
3.875%, 2/8/29	140,000	165,774
3.150%, 3/22/30	375,000	422,989
1.500%, 9/18/30	600,000	597,812

		54,974,627

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 9/15/26	600,000	683,253
3.400%, 6/15/27	310,000	350,378
1.350%, 9/15/30	180,000	175,470
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	712,856
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	199,016
2.000%, 9/3/30	215,000	210,113
TWDC Enterprises 18 Corp.
2.550%, 2/15/22	1,000,000	1,029,876
2.450%, 3/4/22	535,000	550,915
2.350%, 12/1/22	650,000	674,574
3.150%, 9/17/25	500,000	554,736
1.850%, 7/30/26	465,000	486,473
2.950%, 6/15/27	1,000,000	1,099,719
Walt Disney Co. (The)
1.650%, 9/1/22	260,000	267,432
3.000%, 9/15/22	1,000,000	1,050,000
1.750%, 8/30/24	750,000	779,250
3.700%, 10/15/25	1,040,000	1,183,611
1.750%, 1/13/26	1,070,000	1,113,573
3.375%, 11/15/26	300,000	339,518
2.200%, 1/13/28	700,000	735,776
2.000%, 9/1/29	500,000	515,286

		12,711,825

Interactive Media & Services (0.1%)
Alphabet, Inc.
3.375%, 2/25/24	500,000	547,882
0.450%, 8/15/25	435,000	433,525
1.998%, 8/15/26	2,000,000	2,134,935
0.800%, 8/15/27	1,000,000	991,655
1.100%, 8/15/30	650,000	642,312
Baidu, Inc.
3.500%, 11/28/22	500,000	524,235
3.875%, 9/29/23	1,250,000	1,341,350
4.375%, 5/14/24	1,250,000	1,372,218
4.125%, 6/30/25	695,000	771,884
4.375%, 3/29/28	290,000	332,418
4.875%, 11/14/28	315,000	375,336
Weibo Corp.
3.375%, 7/8/30	500,000	507,969

		9,975,719

Media (0.6%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,850,000	1,958,096
4.908%, 7/23/25	3,850,000	4,431,427
Series USD
4.500%, 2/1/24	1,000,000	1,109,030
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	73,845
Comcast Corp.
3.000%, 2/1/24	750,000	808,156
3.600%, 3/1/24	2,000,000	2,194,921
3.700%, 4/15/24	1,110,000	1,225,534
3.950%, 10/15/25	1,750,000	2,008,495
3.150%, 3/1/26	2,000,000	2,222,767
4.150%, 10/15/28	1,525,000	1,830,990
3.400%, 4/1/30	6,000,000	6,959,050
Discovery Communications LLC
2.950%, 3/20/23	460,000	484,482
3.900%, 11/15/24	800,000	887,948
3.950%, 6/15/25	500,000	559,689
4.900%, 3/11/26	500,000	588,400
4.125%, 5/15/29	455,000	522,305
3.625%, 5/15/30	1,310,000	1,448,358
Fox Corp.
3.666%, 1/25/22	185,000	192,884
4.030%, 1/25/24	575,000	636,177
4.709%, 1/25/29	730,000	875,433
3.500%, 4/8/30	2,000,000	2,259,069
Interpublic Group of Cos., Inc. (The)
3.750%, 10/1/21	250,000	257,895
4.650%, 10/1/28	250,000	295,575
Omnicom Group, Inc.
3.625%, 5/1/22	1,281,000	1,341,406
3.650%, 11/1/24	750,000	825,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
ViacomCBS, Inc.
4.750%, 5/15/25	$5,000,000	$5,744,200
3.375%, 2/15/28	570,000	619,300
WPP Finance 2010
3.750%, 9/19/24	1,000,000	1,095,989

		43,456,719

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.125%, 7/16/22	1,200,000	1,248,000
3.625%, 4/22/29	500,000	564,687
2.875%, 5/7/30	1,450,000	1,568,712
Rogers Communications, Inc.
3.000%, 3/15/23	750,000	794,377
3.625%, 12/15/25	500,000	567,448
2.900%, 11/15/26	500,000	554,991
T-Mobile USA, Inc.
3.500%, 4/15/25§	2,500,000	2,733,875
1.500%, 2/15/26§	1,000,000	1,007,720
3.750%, 4/15/27§	2,500,000	2,795,350
2.050%, 2/15/28§	700,000	716,674
3.875%, 4/15/30§	5,000,000	5,660,600
Vodafone Group plc
3.750%, 1/16/24	700,000	763,602
4.125%, 5/30/25	500,000	569,005
4.375%, 5/30/28	2,875,000	3,388,224

		22,933,265

Total Communication Services		144,052,155

Consumer Discretionary (1.5%)
Auto Components (0.1%)
Aptiv Corp.
4.150%, 3/15/24	865,000	952,905
Aptiv plc
4.350%, 3/15/29	105,000	118,542
BorgWarner, Inc.
3.375%, 3/15/25	800,000	864,429
2.650%, 7/1/27	300,000	315,725
Lear Corp.
4.250%, 5/15/29	125,000	132,627
Magna International, Inc.
3.625%, 6/15/24	1,200,000	1,314,992
4.150%, 10/1/25	250,000	285,276
2.450%, 6/15/30	300,000	314,391

		4,298,887

Automobiles (0.1%)
General Motors Co.
5.400%, 10/2/23	135,000	148,617
6.125%, 10/1/25	750,000	869,839
6.800%, 10/1/27	405,000	491,487
5.000%, 10/1/28	750,000	839,201
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	421,032
Toyota Motor Corp.
2.157%, 7/2/22	185,000	190,391
2.358%, 7/2/24	250,000	264,956
3.669%, 7/20/28	355,000	415,405
2.760%, 7/2/29	250,000	278,647

		3,919,575

Diversified Consumer Services (0.0%)
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	35,395
Yale University
Series 2020
0.873%, 4/15/25	500,000	501,109
1.482%, 4/15/30	500,000	502,147

		1,038,651

Hotels, Restaurants & Leisure (0.3%)
Hyatt Hotels Corp.
4.850%, 3/15/26	250,000	268,543
4.375%, 9/15/28	950,000	976,264
Las Vegas Sands Corp.
3.200%, 8/8/24	435,000	439,129
2.900%, 6/25/25	935,000	932,106
3.500%, 8/18/26	415,000	419,979
3.900%, 8/8/29	415,000	412,842
Marriott International, Inc.
3.600%, 4/15/24	350,000	364,360
4.625%, 6/15/30	2,225,000	2,388,452
Series AA
4.650%, 12/1/28(x)	500,000	539,914
Series R
3.125%, 6/15/26	500,000	497,013
Series X
4.000%, 4/15/28	500,000	514,558
Series Z
4.150%, 12/1/23	500,000	527,540
McDonald’s Corp.
2.625%, 1/15/22	750,000	773,343
3.350%, 4/1/23(x)	735,000	786,190
3.250%, 6/10/24	1,000,000	1,090,632
3.375%, 5/26/25	750,000	833,997
1.450%, 9/1/25	200,000	204,738
3.700%, 1/30/26	1,500,000	1,707,139
3.500%, 3/1/27	775,000	876,609
3.800%, 4/1/28	1,100,000	1,281,339
2.625%, 9/1/29	290,000	314,851
2.125%, 3/1/30(x)	220,000	227,417
Sands China Ltd.
4.600%, 8/8/23	555,000	592,385
5.125%, 8/8/25	500,000	545,485
3.800%, 1/8/26§	475,000	492,961
5.400%, 8/8/28	620,000	691,790
4.375%, 6/18/30§	585,000	614,358
Starbucks Corp.
1.300%, 5/7/22	85,000	86,116
2.700%, 6/15/22	400,000	413,212
3.100%, 3/1/23	750,000	793,861
3.850%, 10/1/23	850,000	925,227
3.800%, 8/15/25	700,000	791,747
2.450%, 6/15/26	500,000	539,821
2.000%, 3/12/27	350,000	367,728
3.500%, 3/1/28	750,000	847,785
4.000%, 11/15/28	800,000	948,681
2.250%, 3/12/30	350,000	363,127

		25,391,239

Household Durables (0.1%)
DR Horton, Inc.
2.500%, 10/15/24	1,250,000	1,324,301
2.600%, 10/15/25	350,000	375,048
1.400%, 10/15/27	750,000	744,362
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	257,233
3.800%, 11/15/24	300,000	320,766
3.500%, 11/15/27	500,000	528,581
4.400%, 3/15/29	350,000	386,990
Mohawk Industries, Inc.
3.850%, 2/1/23	1,200,000	1,272,198
3.625%, 5/15/30	350,000	381,687
NVR, Inc.
3.950%, 9/15/22	150,000	158,884
3.000%, 5/15/30	1,320,000	1,424,163
Whirlpool Corp.
3.700%, 5/1/25	500,000	553,425
4.750%, 2/26/29	150,000	181,823

		7,909,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Internet & Direct Marketing Retail (0.4%)
Alibaba Group Holding Ltd.
3.125%, 11/28/21	$1,300,000	$1,330,355
2.800%, 6/6/23	535,000	561,643
3.600%, 11/28/24	2,500,000	2,739,350
3.400%, 12/6/27	1,780,000	1,991,678
Amazon.com, Inc.
3.300%, 12/5/21	1,050,000	1,079,326
2.500%, 11/29/22	1,200,000	1,251,166
2.400%, 2/22/23	680,000	712,012
0.400%, 6/3/23	400,000	399,751
2.800%, 8/22/24	375,000	406,428
3.800%, 12/5/24	1,000,000	1,129,440
0.800%, 6/3/25	500,000	505,306
5.200%, 12/3/25	500,000	611,822
1.200%, 6/3/27	340,000	343,653
3.150%, 8/22/27	4,000,000	4,543,686
1.500%, 6/3/30	625,000	634,408
Booking Holdings, Inc.
2.750%, 3/15/23	650,000	682,933
3.650%, 3/15/25	600,000	663,274
3.600%, 6/1/26	500,000	553,832
4.500%, 4/13/27	1,000,000	1,165,639
4.625%, 4/13/30	1,500,000	1,804,620
eBay, Inc.
3.800%, 3/9/22	1,250,000	1,304,458
2.600%, 7/15/22	1,100,000	1,136,196
2.750%, 1/30/23	500,000	524,755
1.900%, 3/11/25	525,000	545,527
3.600%, 6/5/27	750,000	847,444
2.700%, 3/11/30	700,000	740,891
Expedia Group, Inc.
3.600%, 12/15/23§	685,000	693,413
4.625%, 8/1/27§	840,000	878,341
3.250%, 2/15/30	1,500,000	1,436,804
JD.com, Inc.
3.875%, 4/29/26	500,000	555,410
3.375%, 1/14/30	320,000	346,014

		32,119,575

Leisure Products (0.0%)
Hasbro, Inc.
2.600%, 11/19/22	85,000	87,827
3.000%, 11/19/24	350,000	367,360
3.550%, 11/19/26	250,000	263,647
3.500%, 9/15/27	290,000	304,782
3.900%, 11/19/29	500,000	525,842

		1,549,458

Multiline Retail (0.1%)
Dollar General Corp.
3.250%, 4/15/23	1,150,000	1,217,918
4.150%, 11/1/25	125,000	143,595
3.875%, 4/15/27	500,000	574,013
Dollar Tree, Inc.
3.700%, 5/15/23	875,000	938,420
4.000%, 5/15/25	2,000,000	2,257,626
Kohl’s Corp.
4.250%, 7/17/25	750,000	728,226
Target Corp.
2.500%, 4/15/26	2,000,000	2,181,188
3.375%, 4/15/29	750,000	873,156

		8,914,142

Specialty Retail (0.3%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	75,000	74,778
AutoNation, Inc.
3.500%, 11/15/24	400,000	422,159
4.500%, 10/1/25	215,000	238,065
3.800%, 11/15/27	500,000	552,647
AutoZone, Inc.
3.700%, 4/15/22	350,000	364,024
3.125%, 4/18/24(x)	500,000	536,995
3.250%, 4/15/25	333,000	364,082
3.125%, 4/21/26	125,000	136,308
3.750%, 4/18/29	500,000	580,158
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,185,591
1.950%, 10/1/30	375,000	372,419
Home Depot, Inc. (The)
3.250%, 3/1/22	155,000	161,370
2.625%, 6/1/22	1,750,000	1,814,172
2.700%, 4/1/23	800,000	841,405
3.750%, 2/15/24	1,000,000	1,101,200
3.350%, 9/15/25	490,000	551,886
3.000%, 4/1/26	750,000	839,477
2.125%, 9/15/26	625,000	672,910
2.800%, 9/14/27	750,000	835,555
3.900%, 12/6/28	290,000	346,854
2.950%, 6/15/29	455,000	513,972
Lowe’s Cos., Inc.
3.120%, 4/15/22	750,000	770,684
3.875%, 9/15/23	1,000,000	1,088,272
3.125%, 9/15/24	500,000	542,107
3.375%, 9/15/25	510,000	568,446
2.500%, 4/15/26	750,000	814,974
3.100%, 5/3/27	750,000	834,190
3.650%, 4/5/29	680,000	782,233
O’Reilly Automotive, Inc.
3.800%, 9/1/22(x)	300,000	314,483
3.850%, 6/15/23	250,000	268,432
3.550%, 3/15/26	500,000	562,827
4.350%, 6/1/28	800,000	946,921
TJX Cos., Inc. (The)
2.500%, 5/15/23	450,000	470,124
2.250%, 9/15/26	500,000	533,233
3.875%, 4/15/30	2,500,000	2,956,606

		23,959,559

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.250%, 5/1/23	450,000	470,012
2.375%, 11/1/26	1,000,000	1,091,035
2.850%, 3/27/30	1,000,000	1,122,292
PVH Corp.
4.625%, 7/10/25§	145,000	151,262
Ralph Lauren Corp.
1.700%, 6/15/22	60,000	61,144
3.750%, 9/15/25	350,000	392,610
2.950%, 6/15/30	130,000	135,854
Tapestry, Inc.
3.000%, 7/15/22	500,000	504,644
4.250%, 4/1/25	500,000	521,189
VF Corp.
2.400%, 4/23/25	1,000,000	1,060,654
2.950%, 4/23/30	2,000,000	2,174,322

		7,685,018

Total Consumer Discretionary		116,785,565

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	8,935,000	10,094,807
4.000%, 4/13/28	1,345,000	1,552,073
4.750%, 1/23/29	3,470,000	4,218,485
Beam Suntory, Inc.
3.250%, 5/15/22	250,000	256,997

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Brown-Forman Corp.
3.500%, 4/15/25	$210,000	$232,899
Coca-Cola Co. (The)
2.500%, 4/1/23	1,000,000	1,051,400
3.200%, 11/1/23	650,000	705,421
1.750%, 9/6/24	750,000	784,780
2.875%, 10/27/25	850,000	940,938
2.550%, 6/1/26	500,000	547,329
2.250%, 9/1/26	1,000,000	1,079,395
2.900%, 5/25/27	500,000	559,206
1.450%, 6/1/27	300,000	307,245
1.000%, 3/15/28	440,000	439,508
2.125%, 9/6/29	750,000	800,591
1.650%, 6/1/30	2,010,000	2,077,116
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	277,329
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,388,888
Constellation Brands, Inc.
2.700%, 5/9/22	225,000	231,852
2.650%, 11/7/22	500,000	518,802
3.200%, 2/15/23	1,000,000	1,057,086
4.250%, 5/1/23	1,470,000	1,600,815
4.400%, 11/15/25	335,000	389,516
3.700%, 12/6/26	750,000	848,175
3.500%, 5/9/27	300,000	335,259
3.600%, 2/15/28	1,000,000	1,133,162
4.650%, 11/15/28	310,000	376,079
3.150%, 8/1/29	750,000	826,229
Diageo Capital plc
2.625%, 4/29/23(x)	1,500,000	1,574,310
3.500%, 9/18/23	465,000	502,347
2.125%, 10/24/24	500,000	527,744
1.375%, 9/29/25	245,000	250,383
3.875%, 5/18/28	400,000	468,561
2.375%, 10/24/29	410,000	436,170
2.000%, 4/29/30	245,000	251,907
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	1,040,028
Fomento Economico Mexicano SAB de CV
2.875%, 5/10/23	150,000	155,953
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	750,000	816,455
3.130%, 12/15/23	500,000	536,017
4.417%, 5/25/25	1,100,000	1,274,050
3.400%, 11/15/25	1,250,000	1,385,965
2.550%, 9/15/26	200,000	216,950
4.597%, 5/25/28	1,000,000	1,202,176
Molson Coors Beverage Co.
3.500%, 5/1/22	500,000	520,258
3.000%, 7/15/26	680,000	720,521
PepsiCo, Inc.
1.700%, 10/6/21	1,250,000	1,265,139
2.750%, 3/5/22	1,750,000	1,808,610
2.250%, 5/2/22	750,000	770,671
3.100%, 7/17/22	750,000	782,589
2.750%, 3/1/23	1,000,000	1,055,250
0.750%, 5/1/23	285,000	287,185
3.600%, 3/1/24	1,000,000	1,105,604
2.250%, 3/19/25	350,000	373,726
3.500%, 7/17/25	750,000	845,820
2.850%, 2/24/26	300,000	331,920
2.375%, 10/6/26(x)	670,000	728,952
2.625%, 3/19/27	350,000	384,050
3.000%, 10/15/27	750,000	843,638
2.625%, 7/29/29	375,000	414,337
2.750%, 3/19/30	350,000	393,768
1.625%, 5/1/30	190,000	194,902

		58,097,338

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
2.300%, 5/18/22	1,750,000	1,799,621
3.000%, 5/18/27	2,500,000	2,801,278
Kroger Co. (The)
2.950%, 11/1/21	960,000	982,984
3.400%, 4/15/22	350,000	363,678
3.850%, 8/1/23(x)	1,250,000	1,354,342
4.000%, 2/1/24	190,000	209,065
2.650%, 10/15/26	600,000	650,823
4.500%, 1/15/29	350,000	431,937
Sysco Corp.
3.550%, 3/15/25	500,000	542,674
3.300%, 7/15/26	1,000,000	1,086,244
3.250%, 7/15/27	1,150,000	1,248,804
2.400%, 2/15/30	115,000	115,553
Walgreen Co.
3.100%, 9/15/22	1,281,000	1,340,424
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	940,000	964,028
3.800%, 11/18/24	2,000,000	2,198,766
3.450%, 6/1/26	1,500,000	1,628,016
Walmart, Inc.
2.350%, 12/15/22	1,000,000	1,043,171
2.550%, 4/11/23	1,650,000	1,734,220
3.400%, 6/26/23	1,750,000	1,887,892
3.300%, 4/22/24	2,000,000	2,178,520
2.850%, 7/8/24	585,000	635,544
2.650%, 12/15/24	975,000	1,054,777
3.550%, 6/26/25	1,200,000	1,356,959
3.050%, 7/8/26	415,000	467,221
3.700%, 6/26/28	2,000,000	2,358,240
2.375%, 9/24/29	160,000	175,313

		30,610,094

Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	541,268
Bunge Ltd. Finance Corp.
3.000%, 9/25/22	230,000	238,888
4.350%, 3/15/24	750,000	825,653
1.630%, 8/17/25	500,000	503,615
3.250%, 8/15/26	215,000	230,850
3.750%, 9/25/27	225,000	244,354
Campbell Soup Co.
2.500%, 8/2/22	363,000	374,522
3.650%, 3/15/23	286,000	305,199
3.950%, 3/15/25	750,000	836,713
3.300%, 3/19/25	450,000	489,316
4.150%, 3/15/28	1,000,000	1,157,364
Conagra Brands, Inc.
3.800%, 10/22/21	290,000	299,868
3.200%, 1/25/23	1,805,000	1,900,140
4.300%, 5/1/24	300,000	334,075
4.600%, 11/1/25	535,000	620,665
4.850%, 11/1/28	885,000	1,080,107
Flowers Foods, Inc.
3.500%, 10/1/26(x)	535,000	575,123
General Mills, Inc.
3.150%, 12/15/21	1,000,000	1,025,700
2.600%, 10/12/22	500,000	519,662
3.700%, 10/17/23	480,000	522,423
4.000%, 4/17/25	500,000	566,588
4.200%, 4/17/28	375,000	442,305
Hershey Co. (The)
3.375%, 5/15/23	475,000	509,308
2.050%, 11/15/24	200,000	211,454
0.900%, 6/1/25	215,000	215,778

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.200%, 8/21/25(x)	$300,000	$333,007
2.300%, 8/15/26	500,000	540,055
2.450%, 11/15/29	200,000	218,550
1.700%, 6/1/30	390,000	400,795
Hormel Foods Corp.
1.800%, 6/11/30	415,000	426,212
Ingredion, Inc.
3.200%, 10/1/26	200,000	220,692
J M Smucker Co. (The)
3.500%, 10/15/21	750,000	772,873
3.500%, 3/15/25	720,000	803,584
3.375%, 12/15/27	850,000	945,525
2.375%, 3/15/30	185,000	193,256
Kellogg Co.
3.125%, 5/17/22(x)	500,000	520,614
2.650%, 12/1/23	917,000	970,395
3.400%, 11/15/27	650,000	737,596
4.300%, 5/15/28	500,000	599,301
McCormick & Co., Inc.
2.700%, 8/15/22	500,000	518,311
3.150%, 8/15/24	500,000	543,619
3.400%, 8/15/27	750,000	841,246
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	703,248
Mondelez International, Inc.
0.625%, 7/1/22	675,000	677,053
3.625%, 5/7/23	750,000	807,340
1.500%, 5/4/25	290,000	298,125
3.625%, 2/13/26	750,000	847,281
4.125%, 5/7/28	750,000	892,207
2.750%, 4/13/30	335,000	363,257
Tyson Foods, Inc.
4.500%, 6/15/22	1,375,000	1,442,594
3.900%, 9/28/23	280,000	304,951
4.000%, 3/1/26	250,000	285,561
3.550%, 6/2/27	975,000	1,100,493
4.350%, 3/1/29	325,000	394,173
Unilever Capital Corp.
3.000%, 3/7/22	500,000	517,932
2.200%, 5/5/22	1,000,000	1,024,880
3.125%, 3/22/23	750,000	798,487
0.375%, 9/14/23	115,000	115,199
3.250%, 3/7/24	585,000	636,543
2.600%, 5/5/24	930,000	992,970
3.375%, 3/22/25(x)	500,000	557,394
3.100%, 7/30/25	300,000	333,212
2.000%, 7/28/26	250,000	265,550
2.900%, 5/5/27	1,000,000	1,113,738
3.500%, 3/22/28	1,000,000	1,160,129
2.125%, 9/6/29	500,000	531,990
1.375%, 9/14/30	210,000	211,663

		40,532,539

Household Products (0.2%)
Clorox Co. (The)
3.800%, 11/15/21	500,000	518,224
3.050%, 9/15/22	610,000	634,007
3.500%, 12/15/24	500,000	553,192
3.100%, 10/1/27	500,000	559,832
3.900%, 5/15/28	500,000	587,326
1.800%, 5/15/30	140,000	144,151
Colgate-Palmolive Co.
2.300%, 5/3/22	1,000,000	1,029,816
2.250%, 11/15/22	300,000	311,651
2.100%, 5/1/23	1,000,000	1,042,526
3.250%, 3/15/24	500,000	547,011
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	331,068
2.750%, 2/15/26	250,000	273,679
1.050%, 9/15/27	250,000	251,752
3.950%, 11/1/28	375,000	451,574
3.200%, 4/25/29	750,000	860,844
Procter & Gamble Co. (The)
1.700%, 11/3/21	500,000	507,861
2.150%, 8/11/22	1,000,000	1,034,148
3.100%, 8/15/23	2,625,000	2,827,061
2.450%, 11/3/26	500,000	550,238
2.850%, 8/11/27	1,000,000	1,122,935

		14,138,896

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24	150,000	157,789
3.150%, 3/15/27	500,000	559,627

		717,416

Tobacco (0.4%)
Altria Group, Inc.
3.490%, 2/14/22	185,000	192,201
2.850%, 8/9/22	1,700,000	1,768,012
2.950%, 5/2/23	156,000	164,430
3.800%, 2/14/24	415,000	453,585
2.350%, 5/6/25	385,000	405,405
4.400%, 2/14/26	375,000	431,495
2.625%, 9/16/26	430,000	461,178
4.800%, 2/14/29	3,625,000	4,279,016
3.400%, 5/6/30	2,240,000	2,439,222
BAT Capital Corp.
2.764%, 8/15/22	1,250,000	1,295,778
3.222%, 8/15/24	1,250,000	1,334,757
2.789%, 9/6/24	525,000	554,505
3.215%, 9/6/26	750,000	803,659
3.557%, 8/15/27	2,250,000	2,421,010
2.259%, 3/25/28	350,000	351,658
3.462%, 9/6/29	750,000	802,349
BAT International Finance plc
1.668%, 3/25/26	350,000	351,168
Philip Morris International, Inc.
2.625%, 2/18/22	375,000	385,287
2.375%, 8/17/22	1,000,000	1,033,282
2.500%, 8/22/22	1,000,000	1,038,417
2.500%, 11/2/22	600,000	624,499
2.625%, 3/6/23	1,150,000	1,206,711
1.125%, 5/1/23	150,000	152,065
2.125%, 5/10/23	625,000	649,575
3.600%, 11/15/23	600,000	653,971
2.875%, 5/1/24	500,000	536,777
3.250%, 11/10/24	500,000	547,508
1.500%, 5/1/25	205,000	211,358
3.375%, 8/11/25	250,000	278,812
3.125%, 8/17/27	1,000,000	1,107,606
2.100%, 5/1/30	120,000	123,078
Reynolds American, Inc.
4.000%, 6/12/22	600,000	633,054
4.850%, 9/15/23	1,500,000	1,670,776
4.450%, 6/12/25	2,035,000	2,289,130

		31,651,334

Total Consumer Staples		175,747,617

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22	1,000,000	1,044,407
3.337%, 12/15/27	1,250,000	1,322,265
3.138%, 11/7/29	215,000	222,963
4.486%, 5/1/30	145,000	164,685
Halliburton Co.
3.250%, 11/15/21	350,000	359,877
3.500%, 8/1/23	43,000	45,509
3.800%, 11/15/25	96,000	104,026
2.920%, 3/1/30	1,000,000	980,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Helmerich & Payne, Inc.
4.650%, 3/15/25	$300,000	$328,475
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	126,132
Schlumberger Investment SA
3.650%, 12/1/23	1,500,000	1,617,967
2.650%, 6/26/30	1,350,000	1,362,063
TechnipFMC plc
3.450%, 10/1/22	400,000	415,982

		8,095,244

Oil, Gas & Consumable Fuels (2.4%)
Boardwalk Pipelines LP
4.950%, 12/15/24	500,000	548,147
5.950%, 6/1/26	250,000	290,544
4.800%, 5/3/29	415,000	451,617
BP Capital Markets America, Inc.
3.245%, 5/6/22	375,000	391,175
2.520%, 9/19/22	500,000	517,877
2.750%, 5/10/23	1,000,000	1,052,802
3.216%, 11/28/23	500,000	537,029
3.790%, 2/6/24	415,000	453,517
3.224%, 4/14/24	1,500,000	1,613,358
3.410%, 2/11/26	750,000	834,525
3.119%, 5/4/26	500,000	550,059
4.234%, 11/6/28	1,250,000	1,476,339
1.749%, 8/10/30	1,300,000	1,284,039
BP Capital Markets plc
3.561%, 11/1/21	1,500,000	1,549,844
2.500%, 11/6/22	1,500,000	1,558,460
3.994%, 9/26/23	500,000	547,561
3.814%, 2/10/24	1,150,000	1,260,392
3.535%, 11/4/24	1,150,000	1,268,451
3.279%, 9/19/27	3,250,000	3,604,835
Canadian Natural Resources Ltd.
2.950%, 1/15/23	1,425,000	1,481,908
3.800%, 4/15/24	64,000	68,571
2.050%, 7/15/25	350,000	356,250
3.850%, 6/1/27	1,300,000	1,402,057
2.950%, 7/15/30	350,000	352,429
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,783,575
3.700%, 11/15/29§	3,645,000	3,795,356
Chevron Corp.
2.411%, 3/3/22	500,000	514,333
2.355%, 12/5/22	800,000	829,337
1.141%, 5/11/23	95,000	96,715
2.566%, 5/16/23	1,250,000	1,314,708
3.191%, 6/24/23	1,425,000	1,522,150
1.554%, 5/11/25	1,935,000	2,005,146
3.326%, 11/17/25	1,000,000	1,122,692
2.954%, 5/16/26	1,500,000	1,665,638
1.995%, 5/11/27	250,000	263,977
2.236%, 5/11/30	1,325,000	1,399,170
Chevron USA, Inc.
0.333%, 8/12/22	490,000	490,508
0.426%, 8/11/23	230,000	230,222
0.687%, 8/12/25	665,000	661,404
1.018%, 8/12/27	310,000	312,841
Cimarex Energy Co.
4.375%, 6/1/24	1,000,000	1,075,659
4.375%, 3/15/29	350,000	360,190
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	2,450,000	2,563,313
2.875%, 9/30/29	600,000	638,250
CNOOC Finance 2014 ULC
4.250%, 4/30/24	1,100,000	1,210,110
CNOOC Finance 2015 USA LLC
3.750%, 5/2/23	200,000	212,990
3.500%, 5/5/25	1,600,000	1,760,768
4.375%, 5/2/28	200,000	233,625
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	460,871
Concho Resources, Inc.
3.750%, 10/1/27	750,000	805,550
ConocoPhillips Co.
4.950%, 3/15/26	750,000	896,165
Devon Energy Corp.
5.850%, 12/15/25	500,000	558,320
Diamondback Energy, Inc.
2.875%, 12/1/24	935,000	943,836
4.750%, 5/31/25	335,000	360,627
3.250%, 12/1/26	765,000	765,701
Ecopetrol SA
5.875%, 9/18/23	1,000,000	1,098,750
4.125%, 1/16/25	1,000,000	1,050,625
Enable Midstream Partners LP
3.900%, 5/15/24(e)	750,000	738,707
4.950%, 5/15/28	300,000	291,755
4.150%, 9/15/29	750,000	693,371
Enbridge, Inc.
2.900%, 7/15/22(x)	500,000	518,272
3.500%, 6/10/24	1,000,000	1,086,025
2.500%, 1/15/25	350,000	366,107
4.250%, 12/1/26	500,000	573,445
3.700%, 7/15/27	1,250,000	1,384,942
3.125%, 11/15/29	750,000	793,749
Energy Transfer Operating LP
5.200%, 2/1/22	1,000,000	1,035,611
3.600%, 2/1/23	1,150,000	1,184,927
4.200%, 9/15/23	250,000	265,374
4.500%, 4/15/24	250,000	264,609
4.050%, 3/15/25	2,000,000	2,111,681
2.900%, 5/15/25	770,000	772,968
4.750%, 1/15/26	1,250,000	1,340,967
4.950%, 6/15/28	375,000	397,476
3.750%, 5/15/30	1,000,000	967,270
Enterprise Products Operating LLC
3.500%, 2/1/22	400,000	415,000
4.050%, 2/15/22	500,000	522,828
3.350%, 3/15/23	1,356,000	1,436,928
3.750%, 2/15/25	1,415,000	1,571,966
4.150%, 10/16/28	600,000	700,896
3.125%, 7/31/29	750,000	810,956
2.800%, 1/31/30	755,000	799,662
(ICE LIBOR USD 3 Month + 2.57%), 5.375%, 2/15/78(k)	500,000	442,500
Series D
(ICE LIBOR USD 3 Month + 2.99%), 4.875%, 8/16/77(k)	750,000	652,500
Series E
(ICE LIBOR USD 3 Month + 3.03%), 5.250%, 8/16/77(k)	750,000	712,500
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	2,184,943
4.150%, 1/15/26	500,000	571,736
Equinor ASA
2.750%, 11/10/21	1,000,000	1,025,065
3.150%, 1/23/22	1,000,000	1,034,857
2.450%, 1/17/23	500,000	522,140
2.650%, 1/15/24	500,000	532,239
3.700%, 3/1/24	1,000,000	1,102,700
3.250%, 11/10/24	600,000	658,741
1.750%, 1/22/26	415,000	430,125
3.625%, 9/10/28	600,000	704,601
2.375%, 5/22/30	375,000	396,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Exxon Mobil Corp.
2.397%, 3/6/22	$250,000	$257,013
1.902%, 8/16/22	300,000	308,430
2.726%, 3/1/23	1,680,000	1,766,819
1.571%, 4/15/23	1,000,000	1,028,620
3.176%, 3/15/24	2,000,000	2,157,740
2.019%, 8/16/24	500,000	523,720
2.709%, 3/6/25	1,000,000	1,077,894
3.043%, 3/1/26	2,025,000	2,239,865
2.275%, 8/16/26	500,000	533,317
2.440%, 8/16/29	750,000	802,166
3.482%, 3/19/30	5,000,000	5,735,343
HollyFrontier Corp.
2.625%, 10/1/23	340,000	341,679
5.875%, 4/1/26	250,000	273,286
Husky Energy, Inc.
3.950%, 4/15/22	2,000,000	2,058,573
4.000%, 4/15/24	125,000	132,819
Kinder Morgan Energy Partners LP
4.150%, 3/1/22	500,000	523,326
3.950%, 9/1/22	1,750,000	1,841,318
3.450%, 2/15/23	500,000	524,830
3.500%, 9/1/23	100,000	107,388
4.250%, 9/1/24	750,000	828,620
Kinder Morgan, Inc.
3.150%, 1/15/23	750,000	785,756
4.300%, 3/1/28	1,250,000	1,421,683
Magellan Midstream Partners LP
5.000%, 3/1/26	250,000	289,829
3.250%, 6/1/30	250,000	267,422
Marathon Oil Corp.
2.800%, 11/1/22	875,000	890,013
3.850%, 6/1/25	750,000	769,303
4.400%, 7/15/27	750,000	746,085
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	1,128,455
5.125%, 12/15/26	2,000,000	2,322,291
3.800%, 4/1/28	300,000	324,039
MPLX LP
3.500%, 12/1/22	865,000	907,855
3.375%, 3/15/23	500,000	525,907
4.875%, 12/1/24	1,000,000	1,118,110
4.000%, 2/15/25	300,000	326,554
4.875%, 6/1/25	1,500,000	1,695,370
1.750%, 3/1/26	350,000	350,430
4.125%, 3/1/27	2,085,000	2,273,490
2.650%, 8/15/30	455,000	443,531
Noble Energy, Inc.
3.900%, 11/15/24	1,500,000	1,638,242
ONEOK Partners LP
3.375%, 10/1/22	150,000	155,862
5.000%, 9/15/23	1,000,000	1,084,904
ONEOK, Inc.
2.750%, 9/1/24	350,000	359,126
2.200%, 9/15/25	350,000	345,219
5.850%, 1/15/26	160,000	183,731
4.000%, 7/13/27	225,000	234,129
4.550%, 7/15/28	2,000,000	2,113,242
4.350%, 3/15/29	500,000	520,596
3.400%, 9/1/29	500,000	487,351
3.100%, 3/15/30	350,000	334,002
Phillips 66
4.300%, 4/1/22	2,250,000	2,373,266
3.850%, 4/9/25	500,000	553,122
3.900%, 3/15/28(x)	500,000	562,456
Phillips 66 Partners LP
2.450%, 12/15/24(x)	250,000	257,263
3.605%, 2/15/25	1,000,000	1,074,632
3.550%, 10/1/26	300,000	316,928
Pioneer Natural Resources Co.
4.450%, 1/15/26	1,250,000	1,445,944
1.900%, 8/15/30	1,000,000	934,704
Plains All American Pipeline LP
3.850%, 10/15/23	250,000	260,715
3.600%, 11/1/24	1,250,000	1,288,188
4.500%, 12/15/26	500,000	531,075
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	2,215,000	2,500,758
5.625%, 3/1/25	1,215,000	1,386,144
5.000%, 3/15/27	3,000,000	3,368,215
4.500%, 5/15/30§	225,000	252,293
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	1,089,438
3.375%, 10/15/26	315,000	345,905
Suncor Energy, Inc.
2.800%, 5/15/23	325,000	340,483
3.100%, 5/15/25	190,000	204,486
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	767,835
4.250%, 4/1/24	1,000,000	1,049,689
5.950%, 12/1/25(x)	250,000	286,442
3.900%, 7/15/26	500,000	518,871
TC PipeLines LP
4.375%, 3/13/25(x)	1,000,000	1,085,466
3.900%, 5/25/27	200,000	216,077
Total Capital Canada Ltd.
2.750%, 7/15/23	1,000,000	1,060,911
Total Capital International SA
2.875%, 2/17/22	250,000	258,286
2.700%, 1/25/23	1,187,000	1,247,167
3.750%, 4/10/24	2,000,000	2,209,772
2.434%, 1/10/25	500,000	531,206
3.455%, 2/19/29	750,000	861,361
Total Capital SA
4.250%, 12/15/21	500,000	522,592
3.883%, 10/11/28	250,000	294,347
TransCanada PipeLines Ltd.
2.500%, 8/1/22	850,000	876,611
4.875%, 1/15/26	550,000	645,206
4.250%, 5/15/28	1,750,000	2,012,814
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	562,794
3.250%, 5/15/30§	250,000	269,111
Valero Energy Corp.
1.200%, 3/15/24	750,000	748,433
3.650%, 3/15/25	600,000	649,430
2.850%, 4/15/25	750,000	785,537
3.400%, 9/15/26	350,000	376,083
2.150%, 9/15/27	750,000	746,699
4.350%, 6/1/28	350,000	393,959
4.000%, 4/1/29	765,000	833,435
Valero Energy Partners LP
4.375%, 12/15/26	215,000	241,439
4.500%, 3/15/28	500,000	561,963
Williams Cos., Inc. (The)
4.000%, 11/15/21	750,000	771,032
3.600%, 3/15/22	1,500,000	1,552,260
3.350%, 8/15/22	1,200,000	1,245,639
3.700%, 1/15/23	325,000	345,893
4.500%, 11/15/23	1,000,000	1,093,867
4.550%, 6/24/24	1,270,000	1,403,909
4.000%, 9/15/25	2,500,000	2,761,978
3.750%, 6/15/27	500,000	548,587

		185,999,599

Total Energy		194,094,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (13.4%)
Banks (8.4%)
Australia & New Zealand Banking Group Ltd.
2.550%, 11/23/21	$1,250,000	$1,282,628
2.625%, 5/19/22	750,000	777,315
2.625%, 11/9/22	500,000	523,194
2.050%, 11/21/22	750,000	775,913
3.700%, 11/16/25	1,000,000	1,142,943
Banco Bilbao Vizcaya Argentaria SA
0.875%, 9/18/23	800,000	799,576
1.125%, 9/18/25	800,000	795,168
Banco Santander SA
3.500%, 4/11/22	1,000,000	1,037,059
3.125%, 2/23/23	570,000	597,229
3.848%, 4/12/23	1,200,000	1,279,830
2.706%, 6/27/24	800,000	846,545
2.746%, 5/28/25	200,000	209,325
5.179%, 11/19/25	1,000,000	1,129,759
4.250%, 4/11/27	1,000,000	1,128,765
4.379%, 4/12/28	1,200,000	1,362,453
3.306%, 6/27/29	800,000	869,467
3.490%, 5/28/30	200,000	217,378
Bank of America Corp.
2.503%, 10/21/22	4,250,000	4,339,641
3.300%, 1/11/23	4,300,000	4,556,671
4.100%, 7/24/23	2,000,000	2,186,157
4.125%, 1/22/24	1,200,000	1,328,971
(ICE LIBOR USD 3 Month + 0.78%), 3.550%, 3/5/24(k)	2,000,000	2,127,629
4.000%, 4/1/24	5,000,000	5,530,214
(SOFR + 1.46%), 1.486%, 5/19/24(k)	750,000	762,048
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)	2,000,000	2,166,720
4.200%, 8/26/24	625,000	695,303
4.000%, 1/22/25	1,000,000	1,113,948
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)	1,500,000	1,624,346
3.875%, 8/1/25	2,000,000	2,273,039
(SOFR + 0.91%), 0.981%, 9/25/25(k)	750,000	749,785
(ICE LIBOR USD 3 Month + 1.09%), 3.093%, 10/1/25(k)	1,150,000	1,240,082
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)	1,000,000	1,052,867
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	4,750,000	5,186,154
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)	1,000,000	1,035,024
4.450%, 3/3/26	655,000	754,435
3.500%, 4/19/26	3,000,000	3,358,319
(SOFR + 1.15%), 1.319%, 6/19/26(k)	1,750,000	1,758,644
(ICE LIBOR USD 3 Month + 1.06%), 3.559%, 4/23/27(k)	1,500,000	1,670,134
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	1,000,000	1,132,355
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)	1,500,000	1,688,854
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)	5,000,000	5,589,917
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	4,450,000	4,950,008
(ICE LIBOR USD 3 Month + 1.07%), 3.970%, 3/5/29(k)	2,000,000	2,286,374
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	2,250,000	2,638,225
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)	1,300,000	1,426,329
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	1,000,000	1,039,661
(SOFR + 1.53%), 1.898%, 7/23/31(k)	1,000,000	995,092
Series L
3.950%, 4/21/25	2,450,000	2,722,981
Bank of Montreal
2.900%, 3/26/22	1,250,000	1,297,231
2.350%, 9/11/22	500,000	519,403
2.050%, 11/1/22	600,000	619,900
2.550%, 11/6/22	1,300,000	1,358,175
2.500%, 6/28/24	500,000	531,880
Series E
3.300%, 2/5/24	1,000,000	1,082,139
Bank of Nova Scotia (The)
2.700%, 3/7/22	250,000	258,370
2.450%, 9/19/22	3,050,000	3,167,679
2.000%, 11/15/22	750,000	773,722
2.375%, 1/18/23	350,000	364,602
1.950%, 2/1/23	750,000	771,382
0.550%, 9/15/23	300,000	299,810
3.400%, 2/11/24	750,000	815,666
2.200%, 2/3/25	750,000	791,677
1.300%, 6/11/25	750,000	764,382
2.700%, 8/3/26	750,000	820,231
BankUnited, Inc.
5.125%, 6/11/30	750,000	821,866
Barclays Bank plc
1.700%, 5/12/22	785,000	797,711
Barclays plc
3.684%, 1/10/23	560,000	576,873
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)	1,310,000	1,369,105
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)	1,000,000	1,072,581
3.650%, 3/16/25	1,750,000	1,885,160
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	750,000	802,475
4.375%, 1/12/26	1,500,000	1,684,580
(ICE LIBOR USD 3 Month + 2.45%), 2.852%, 5/7/26(k)	4,485,000	4,646,207
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29(k)	1,000,000	1,167,138
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30(k)	5,000,000	5,615,185
BBVA USA
2.875%, 6/29/22	750,000	771,324
2.500%, 8/27/24	500,000	518,631
3.875%, 4/10/25	1,000,000	1,073,060
BNP Paribas SA
3.250%, 3/3/23	650,000	693,888
4.250%, 10/15/24	1,000,000	1,105,491
Canadian Imperial Bank of Commerce
2.550%, 6/16/22	1,000,000	1,038,977
0.950%, 6/23/23	575,000	580,200
(ICE LIBOR USD 3 Month + 0.79%), 2.606%, 7/22/23(k)	650,000	672,981
3.500%, 9/13/23	500,000	542,998
3.100%, 4/2/24	750,000	808,804
2.250%, 1/28/25	750,000	787,565
Capital One Bank USA NA
3.375%, 2/15/23	1,000,000	1,055,855
Citigroup, Inc.
2.900%, 12/8/21	2,000,000	2,054,584
4.500%, 1/14/22	200,000	210,151
2.750%, 4/25/22	1,275,000	1,318,167
4.050%, 7/30/22	150,000	159,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.700%, 10/27/22	$2,500,000	$2,609,180
(SOFR + 0.87%), 2.312%, 11/4/22(k)	700,000	712,255
3.375%, 3/1/23	1,150,000	1,222,184
3.500%, 5/15/23	1,000,000	1,066,028
3.875%, 10/25/23	1,550,000	1,694,109
(SOFR + 1.67%), 1.678%, 5/15/24(k)	500,000	512,122
(ICE LIBOR USD 3 Month + 1.02%), 4.044%, 6/1/24(k)	1,150,000	1,244,608
3.750%, 6/16/24	500,000	550,764
4.000%, 8/5/24	2,500,000	2,742,967
3.875%, 3/26/25	500,000	552,297
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	1,500,000	1,614,204
3.300%, 4/27/25	1,000,000	1,096,612
4.400%, 6/10/25	650,000	729,620
3.700%, 1/12/26	3,000,000	3,369,608
4.600%, 3/9/26	595,000	679,449
(SOFR + 2.75%), 3.106%, 4/8/26(k)	2,500,000	2,698,033
3.400%, 5/1/26	2,500,000	2,770,188
3.200%, 10/21/26	3,250,000	3,577,759
4.450%, 9/29/27	1,250,000	1,449,664
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)	3,000,000	3,365,769
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	2,500,000	2,767,444
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)	2,000,000	2,291,986
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	1,750,000	2,011,903
(SOFR + 1.42%), 2.976%, 11/5/30(k)	1,250,000	1,347,082
(SOFR + 1.15%), 2.666%, 1/29/31(k)	1,500,000	1,582,509
(SOFR + 2.11%), 2.572%, 6/3/31(k)	2,000,000	2,095,428
Citizens Bank NA
3.250%, 2/14/22	250,000	258,877
2.650%, 5/26/22	505,000	521,904
3.700%, 3/29/23	500,000	538,041
2.250%, 4/28/25	400,000	425,637
3.750%, 2/18/26	500,000	572,432
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	550,972
2.500%, 2/6/30	150,000	159,447
3.250%, 4/30/30	470,000	515,992
Comerica Bank
2.500%, 7/23/24	300,000	319,086
4.000%, 7/27/25	250,000	275,640
Comerica, Inc.
3.700%, 7/31/23	375,000	406,231
4.000%, 2/1/29	450,000	510,632
Cooperatieve Rabobank UA
2.750%, 1/10/22	595,000	612,918
3.875%, 2/8/22	2,812,000	2,943,792
3.950%, 11/9/22	1,000,000	1,062,364
2.750%, 1/10/23	1,750,000	1,839,371
4.625%, 12/1/23	1,000,000	1,110,155
3.375%, 5/21/25	1,000,000	1,118,462
4.375%, 8/4/25	500,000	562,333
3.750%, 7/21/26	815,000	908,149
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22	2,500,000	2,640,829
3.800%, 6/9/23	1,000,000	1,074,459
3.750%, 3/26/25	750,000	825,981
4.550%, 4/17/26	2,000,000	2,329,879
Discover Bank
3.350%, 2/6/23	250,000	264,571
4.200%, 8/8/23	550,000	601,049
2.450%, 9/12/24	750,000	791,296
3.450%, 7/27/26	840,000	920,621
4.650%, 9/13/28	625,000	735,783
2.700%, 2/6/30	250,000	259,837
Fifth Third Bancorp
2.600%, 6/15/22	800,000	826,006
4.300%, 1/16/24	700,000	772,628
3.650%, 1/25/24	750,000	819,457
2.375%, 1/28/25	250,000	264,604
3.950%, 3/14/28	750,000	872,970
Fifth Third Bank
1.800%, 1/30/23	250,000	256,955
3.950%, 7/28/25	645,000	739,267
3.850%, 3/15/26	600,000	683,678
2.250%, 2/1/27	300,000	320,960
First Horizon National Corp.
3.550%, 5/26/23	500,000	527,140
4.000%, 5/26/25	500,000	543,255
First Republic Bank
2.500%, 6/6/22	500,000	515,714
(SOFR + 0.62%), 1.912%, 2/12/24(k)	250,000	256,761
FNB Corp.
2.200%, 2/24/23	90,000	90,831
HSBC Holdings plc
4.000%, 3/30/22	1,650,000	1,730,165
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	1,500,000	1,551,434
3.600%, 5/25/23	1,500,000	1,595,823
(ICE LIBOR USD 3 Month + 0.92%), 3.033%, 11/22/23(k)	300,000	311,931
4.250%, 3/14/24	1,700,000	1,821,569
(ICE LIBOR USD 3 Month + 0.99%), 3.950%, 5/18/24(k)	970,000	1,037,116
(ICE LIBOR USD 3 Month + 1.21%), 3.803%, 3/11/25(k)	875,000	941,006
4.250%, 8/18/25	1,600,000	1,726,263
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25(k)	830,000	858,551
(SOFR + 1.54%), 1.645%, 4/18/26(k)	2,125,000	2,117,038
3.900%, 5/25/26	1,140,000	1,259,590
(SOFR + 1.93%), 2.099%, 6/4/26(k)	825,000	832,708
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)	3,500,000	3,902,266
4.375%, 11/23/26	1,815,000	2,000,965
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)	1,250,000	1,379,619
(SOFR + 1.73%), 2.013%, 9/22/28(k)	3,950,000	3,914,414
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)	1,120,000	1,286,458
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)	1,165,000	1,292,229
(SOFR + 2.39%), 2.848%, 6/4/31(k)	715,000	737,196
HSBC USA, Inc.
3.500%, 6/23/24	900,000	978,072
Huntington Bancshares, Inc.
2.300%, 1/14/22	2,800,000	2,865,402
2.625%, 8/6/24	500,000	532,463
4.000%, 5/15/25	350,000	396,642
2.550%, 2/4/30	500,000	521,998
Huntington National Bank (The)
3.125%, 4/1/22	430,000	446,710
2.500%, 8/7/22	750,000	776,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.800%, 2/3/23	$350,000	$359,941
3.550%, 10/6/23	500,000	542,945
Industrial & Commercial Bank of China Ltd.
2.452%, 10/20/21	1,150,000	1,165,094
2.957%, 11/8/22	500,000	519,687
3.538%, 11/8/27	500,000	553,125
ING Groep NV
3.150%, 3/29/22	1,250,000	1,296,612
4.100%, 10/2/23	1,500,000	1,641,788
3.550%, 4/9/24	750,000	815,867
3.950%, 3/29/27	1,250,000	1,432,989
4.050%, 4/9/29	560,000	654,643
JPMorgan Chase & Co.
3.250%, 9/23/22	2,849,000	3,011,165
2.972%, 1/15/23	3,250,000	3,354,019
3.200%, 1/25/23	4,369,000	4,639,222
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)	2,062,000	2,131,897
3.375%, 5/1/23	2,075,000	2,208,397
2.700%, 5/18/23	2,000,000	2,105,356
3.875%, 2/1/24	3,000,000	3,308,508
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)	1,125,000	1,203,683
3.625%, 5/13/24	3,000,000	3,304,570
(SOFR + 1.46%), 1.514%, 6/1/24(k)	2,000,000	2,040,062
(SOFR + 0.60%), 0.653%, 9/16/24(k)	3,330,000	3,331,117
(ICE LIBOR USD 3 Month + 1.00%), 4.023%, 12/5/24(k)	1,250,000	1,371,600
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)	2,365,000	2,543,813
3.900%, 7/15/25	3,000,000	3,381,922
(SOFR + 1.16%), 2.301%, 10/15/25(k)	1,500,000	1,578,237
(SOFR + 1.59%), 2.005%, 3/13/26(k)	555,000	575,079
3.300%, 4/1/26	2,000,000	2,222,927
3.200%, 6/15/26	1,750,000	1,939,331
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)	2,750,000	3,074,422
(SOFR + 1.89%), 2.182%, 6/1/28(k)	1,750,000	1,825,055
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	7,000,000	7,848,389
(ICE LIBOR USD 3 Month + 1.12%), 4.005%, 4/23/29(k)	1,500,000	1,732,802
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	1,500,000	1,767,517
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	1,000,000	1,197,903
(ICE LIBOR USD 3 Month + 1.16%), 3.702%, 5/6/30(k)	625,000	714,671
(SOFR + 1.51%), 2.739%, 10/15/30(k)	1,735,000	1,857,277
(SOFR + 2.52%), 2.956%, 5/13/31(k)	815,000	874,061
KeyBank NA
2.500%, 11/22/21	250,000	255,989
3.300%, 2/1/22	250,000	259,574
2.400%, 6/9/22	635,000	655,747
2.300%, 9/14/22	1,500,000	1,552,809
3.375%, 3/7/23	500,000	534,351
1.250%, 3/10/23	415,000	422,263
3.300%, 6/1/25	250,000	278,546
3.400%, 5/20/26	1,000,000	1,117,744
KeyCorp
4.150%, 10/29/25	310,000	356,414
2.250%, 4/6/27	750,000	794,381
Korea Development Bank (The)
4.625%, 11/16/21	250,000	261,563
2.625%, 2/27/22	2,000,000	2,058,750
3.000%, 3/19/22	250,000	258,281
3.000%, 9/14/22	1,000,000	1,046,250
3.375%, 3/12/23	500,000	532,595
2.750%, 3/19/23	500,000	525,312
3.750%, 1/22/24	500,000	547,969
3.250%, 2/19/24	350,000	378,547
2.125%, 10/1/24	390,000	408,076
1.750%, 2/18/25	250,000	258,546
Kreditanstalt fuer Wiederaufbau
2.000%, 11/30/21	2,000,000	2,041,496
2.625%, 1/25/22	3,000,000	3,094,982
2.500%, 2/15/22	2,250,000	2,320,392
2.125%, 3/7/22(x)	3,500,000	3,595,628
2.125%, 6/15/22	3,000,000	3,097,461
2.000%, 10/4/22	2,312,000	2,394,106
2.375%, 12/29/22	4,015,000	4,207,325
2.125%, 1/17/23	3,350,000	3,494,797
1.625%, 2/15/23	1,750,000	1,807,441
0.250%, 10/19/23	2,000,000	2,000,247
2.625%, 2/28/24	2,125,000	2,294,755
1.375%, 8/5/24	2,250,000	2,342,954
2.500%, 11/20/24	5,000,000	5,440,807
2.000%, 5/2/25(x)	3,000,000	3,208,442
0.375%, 7/18/25	920,000	913,765
2.875%, 4/3/28(x)	1,750,000	2,027,611
1.750%, 9/14/29(x)	525,000	562,220
0.750%, 9/30/30	400,000	396,896
Landwirtschaftliche Rentenbank
3.125%, 11/14/23	1,500,000	1,629,397
2.000%, 1/13/25	3,000,000	3,186,594
1.750%, 7/27/26	500,000	534,318
0.875%, 9/3/30	750,000	750,075
Series 36
2.000%, 12/6/21	1,000,000	1,020,926
Series 37
2.500%, 11/15/27(x)	2,000,000	2,256,386
Series 40
0.500%, 5/27/25	730,000	732,348
Lloyds Banking Group plc
3.000%, 1/11/22	1,365,000	1,403,290
(ICE LIBOR USD 3 Month + 1.25%), 2.858%, 3/17/23(k)	750,000	769,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.326%, 6/15/23(k)	200,000	200,945
4.050%, 8/16/23	750,000	812,167
(ICE LIBOR USD 3 Month + 0.81%), 2.907%, 11/7/23(k)	1,750,000	1,814,076
3.900%, 3/12/24	400,000	434,006
4.450%, 5/8/25	575,000	648,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	1,000,000	1,088,019
4.582%, 12/10/25	1,000,000	1,096,129
4.650%, 3/24/26	1,750,000	1,935,626
3.750%, 1/11/27	1,385,000	1,529,301
4.375%, 3/22/28	1,350,000	1,560,946
4.550%, 8/16/28	850,000	997,673
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	1,750,000	1,917,555
M&T Bank Corp.
3.550%, 7/26/23	500,000	541,019
Manufacturers & Traders Trust Co.
2.500%, 5/18/22	500,000	516,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.900%, 2/6/25	$1,000,000	$1,089,817
3.400%, 8/17/27	330,000	369,069
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22	1,250,000	1,291,551
3.218%, 3/7/22	500,000	518,608
2.623%, 7/18/22	750,000	777,283
3.455%, 3/2/23	1,000,000	1,064,753
3.761%, 7/26/23	1,750,000	1,895,666
2.527%, 9/13/23	760,000	798,801
3.407%, 3/7/24	750,000	814,468
2.801%, 7/18/24	1,000,000	1,069,597
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.848%, 9/15/24(k)	750,000	750,470
2.193%, 2/25/25	1,000,000	1,048,305
3.777%, 3/2/25	1,000,000	1,116,648
1.412%, 7/17/25	430,000	435,069
3.850%, 3/1/26	216,000	245,297
2.757%, 9/13/26	1,250,000	1,352,411
3.677%, 2/22/27	1,000,000	1,133,026
3.287%, 7/25/27	1,000,000	1,106,611
3.961%, 3/2/28	1,500,000	1,731,467
4.050%, 9/11/28	1,000,000	1,165,655
3.741%, 3/7/29	750,000	857,946
3.195%, 7/18/29	1,000,000	1,100,015
2.559%, 2/25/30	1,000,000	1,051,655
2.048%, 7/17/30	460,000	464,674
Mizuho Financial Group, Inc.
2.953%, 2/28/22	1,150,000	1,189,112
2.601%, 9/11/22	1,000,000	1,038,099
3.549%, 3/5/23	1,000,000	1,066,060
(ICE LIBOR USD 3 Month + 0.84%), 2.721%, 7/16/23(k)	235,000	242,979
(ICE LIBOR USD 3 Month + 0.99%), 1.241%, 7/10/24(k)	320,000	321,874
(ICE LIBOR USD 3 Month + 0.61%), 0.849%, 9/8/24(k)	200,000	199,324
(ICE LIBOR USD 3 Month + 0.98%), 2.839%, 7/16/25(k)	750,000	794,850
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)	500,000	525,272
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)	300,000	311,533
2.839%, 9/13/26	850,000	912,384
3.663%, 2/28/27	1,000,000	1,123,333
3.170%, 9/11/27	1,250,000	1,364,675
(ICE LIBOR USD 3 Month + 1.27%), 4.254%, 9/11/29(k)	1,000,000	1,162,687
(ICE LIBOR USD 3 Month + 1.13%), 3.153%, 7/16/30(k)	750,000	814,585
(ICE LIBOR USD 3 Month + 1.51%), 2.201%, 7/10/31(k)	500,000	504,619
(ICE LIBOR USD 3 Month + 1.27%), 1.979%, 9/8/31(k)	300,000	297,777
MUFG Americas Holdings Corp.
3.500%, 6/18/22	1,800,000	1,893,339
3.000%, 2/10/25	80,000	86,198
MUFG Union Bank NA
3.150%, 4/1/22	750,000	780,137
2.100%, 12/9/22	500,000	516,772
National Australia Bank Ltd.
3.700%, 11/4/21	650,000	674,102
1.875%, 12/13/22	750,000	773,008
3.000%, 1/20/23	1,350,000	1,427,622
2.875%, 4/12/23	750,000	794,309
3.625%, 6/20/23	500,000	541,330
3.375%, 1/14/26	750,000	845,218
2.500%, 7/12/26	1,500,000	1,630,527
National Bank of Canada
2.100%, 2/1/23	750,000	775,354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.900%, 8/15/23(k)	250,000	250,810
Natwest Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.498%, 5/15/23(k)	2,000,000	2,071,373
3.875%, 9/12/23	800,000	857,760
6.000%, 12/19/23	1,740,000	1,951,375
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.359%, 5/22/24(k)	200,000	205,086
5.125%, 5/28/24	1,890,000	2,062,922
(ICE LIBOR USD 3 Month + 1.55%), 4.519%, 6/25/24(k)	2,000,000	2,153,220
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25(k)	1,000,000	1,086,377
4.800%, 4/5/26	1,750,000	2,018,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28(k)	295,000	310,195
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	550,000	641,008
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30(k)	750,000	859,378
Oesterreichische Kontrollbank AG
2.375%, 10/1/21	1,500,000	1,531,742
2.625%, 1/31/22(x)	750,000	773,583
2.875%, 3/13/23	750,000	797,298
3.125%, 11/7/23	2,750,000	2,986,751
1.500%, 2/12/25	375,000	393,262
0.375%, 9/17/25	910,000	907,180
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	317,990
PNC Bank NA
2.550%, 12/9/21	1,050,000	1,075,613
(ICE LIBOR USD 3 Month + 0.42%), 2.028%, 12/9/22(k)	400,000	407,194
2.950%, 1/30/23	250,000	263,352
(ICE LIBOR USD 3 Month + 0.00%), 1.743%, 2/24/23(k)	1,165,000	1,187,240
3.500%, 6/8/23	335,000	360,130
3.800%, 7/25/23	1,000,000	1,088,386
3.300%, 10/30/24	1,000,000	1,100,659
2.950%, 2/23/25	250,000	273,045
3.250%, 6/1/25	500,000	554,253
3.100%, 10/25/27	500,000	557,693
3.250%, 1/22/28	1,000,000	1,127,529
2.700%, 10/22/29	395,000	423,692
PNC Financial Services Group, Inc. (The)
2.854%, 11/9/22(e)	2,000,000	2,097,614
3.500%, 1/23/24	175,000	190,985
3.900%, 4/29/24	500,000	551,351
2.200%, 11/1/24	500,000	527,220
2.600%, 7/23/26	350,000	382,235
3.150%, 5/19/27	750,000	834,535
3.450%, 4/23/29	750,000	862,953
2.550%, 1/22/30	750,000	807,561
Regions Financial Corp.
2.750%, 8/14/22	650,000	675,571
3.800%, 8/14/23	750,000	813,652
2.250%, 5/18/25	300,000	316,915
Royal Bank of Canada
2.750%, 2/1/22	750,000	774,271
2.800%, 4/29/22	750,000	778,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.950%, 1/17/23	$625,000	$645,002
3.700%, 10/5/23	1,500,000	1,636,205
2.550%, 7/16/24	750,000	800,786
2.250%, 11/1/24	750,000	795,013
1.150%, 6/10/25	530,000	537,533
4.650%, 1/27/26	2,000,000	2,361,017
Santander Holdings USA, Inc.
4.450%, 12/3/21	145,000	150,078
3.700%, 3/28/22	1,590,000	1,645,195
3.400%, 1/18/23	750,000	786,304
3.500%, 6/7/24	350,000	375,968
3.450%, 6/2/25	500,000	533,275
4.500%, 7/17/25	1,500,000	1,658,919
4.400%, 7/13/27	485,000	528,425
Santander UK Group Holdings plc
3.571%, 1/10/23	520,000	535,774
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)	750,000	822,428
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)	1,000,000	984,687
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28(k)	750,000	830,192
Santander UK plc
3.750%, 11/15/21	500,000	517,626
2.100%, 1/13/23	750,000	772,461
4.000%, 3/13/24	1,000,000	1,102,141
2.875%, 6/18/24	750,000	799,301
Skandinaviska Enskilda Banken AB
2.800%, 3/11/22	750,000	775,501
Sumitomo Mitsui Banking Corp.
3.200%, 7/18/22	750,000	784,569
3.000%, 1/18/23	1,000,000	1,052,425
3.950%, 1/10/24	2,250,000	2,463,129
3.400%, 7/11/24	1,000,000	1,089,125
3.650%, 7/23/25	750,000	840,112
Sumitomo Mitsui Financial Group, Inc.
2.442%, 10/19/21	1,000,000	1,020,265
2.846%, 1/11/22	1,500,000	1,542,846
2.778%, 10/18/22	750,000	782,753
3.102%, 1/17/23	1,000,000	1,055,453
3.936%, 10/16/23	750,000	819,871
2.696%, 7/16/24	1,000,000	1,061,371
2.448%, 9/27/24	350,000	369,853
2.348%, 1/15/25	400,000	420,342
1.474%, 7/8/25	925,000	941,960
3.010%, 10/19/26	1,000,000	1,099,201
3.446%, 1/11/27	1,700,000	1,894,789
3.364%, 7/12/27	750,000	829,890
3.352%, 10/18/27	750,000	828,330
3.544%, 1/17/28	2,000,000	2,239,332
4.306%, 10/16/28	750,000	886,456
3.040%, 7/16/29	1,000,000	1,085,028
3.202%, 9/17/29	350,000	382,662
2.724%, 9/27/29	350,000	371,192
2.750%, 1/15/30	400,000	424,572
2.130%, 7/8/30	750,000	761,717
2.142%, 9/23/30	1,500,000	1,481,481
SVB Financial Group
3.125%, 6/5/30	300,000	333,756
Svenska Handelsbanken AB
3.900%, 11/20/23	500,000	552,483
Synovus Financial Corp.
3.125%, 11/1/22	300,000	309,860
Toronto-Dominion Bank (The)
1.900%, 12/1/22	1,250,000	1,290,141
0.750%, 6/12/23	625,000	627,702
3.500%, 7/19/23	750,000	811,825
0.450%, 9/11/23	1,000,000	998,130
3.250%, 3/11/24	750,000	814,709
2.650%, 6/12/24	750,000	800,861
1.150%, 6/12/25	750,000	760,593
0.750%, 9/11/25	1,000,000	997,183
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31(k)	1,000,000	1,127,937
Truist Bank
2.625%, 1/15/22	1,250,000	1,283,372
2.800%, 5/17/22	750,000	777,938
3.000%, 2/2/23	1,000,000	1,057,343
1.250%, 3/9/23	350,000	356,033
3.200%, 4/1/24	750,000	811,319
(ICE LIBOR USD 3 Month + 0.74%), 3.689%, 8/2/24(k)	500,000	542,673
2.150%, 12/6/24	600,000	634,416
1.500%, 3/10/25	750,000	773,938
3.625%, 9/16/25	1,000,000	1,124,153
4.050%, 11/3/25	185,000	214,609
3.300%, 5/15/26	1,000,000	1,121,650
3.800%, 10/30/26	300,000	347,481
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.636%, 9/17/29(k)	350,000	363,321
2.250%, 3/11/30	535,000	548,335
Truist Financial Corp.
2.700%, 1/27/22	1,000,000	1,029,272
3.950%, 3/22/22	250,000	261,902
3.050%, 6/20/22	750,000	782,118
2.200%, 3/16/23	750,000	778,588
3.750%, 12/6/23	750,000	820,717
2.500%, 8/1/24	750,000	800,283
2.850%, 10/26/24	500,000	542,186
4.000%, 5/1/25	600,000	684,148
3.700%, 6/5/25	750,000	849,602
1.200%, 8/5/25	500,000	509,686
1.125%, 8/3/27	1,000,000	996,920
3.875%, 3/19/29	750,000	860,166
1.950%, 6/5/30	335,000	343,844
US Bancorp
3.000%, 3/15/22	750,000	777,398
2.950%, 7/15/22	1,600,000	1,668,755
3.700%, 1/30/24	500,000	549,199
2.400%, 7/30/24	750,000	798,024
3.600%, 9/11/24	1,000,000	1,109,662
1.450%, 5/12/25	600,000	618,415
3.950%, 11/17/25	500,000	576,752
3.100%, 4/27/26	1,415,000	1,574,763
3.900%, 4/26/28	650,000	775,277
3.000%, 7/30/29	750,000	832,823
1.375%, 7/22/30	600,000	594,945
Series V
2.375%, 7/22/26	2,000,000	2,178,334
US Bank NA
3.450%, 11/16/21	750,000	774,333
1.800%, 1/21/22	1,000,000	1,017,913
2.650%, 5/23/22	750,000	776,606
1.950%, 1/9/23	300,000	310,134
2.850%, 1/23/23	750,000	791,228
3.400%, 7/24/23	500,000	540,168
2.050%, 1/21/25	1,000,000	1,056,262
2.800%, 1/27/25	1,000,000	1,088,299
Webster Financial Corp.
4.100%, 3/25/29	500,000	547,735
Wells Fargo & Co.
3.500%, 3/8/22	1,844,000	1,923,677
3.069%, 1/24/23	1,000,000	1,031,250
4.125%, 8/15/23	3,000,000	3,265,466

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 1/24/24	$1,250,000	$1,357,330
(SOFR + 1.60%), 1.654%, 6/2/24(k)	815,000	830,629
3.300%, 9/9/24	2,000,000	2,178,477
3.000%, 2/19/25	2,500,000	2,699,872
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	1,105,000	1,153,877
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	1,250,000	1,296,158
3.000%, 4/22/26	4,000,000	4,351,680
4.100%, 6/3/26	2,000,000	2,247,258
3.000%, 10/23/26	1,500,000	1,629,923
(ICE LIBOR USD 3 Month + 1.17%), 3.196%, 6/17/27(k)	1,110,000	1,207,642
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	8,035,000	8,951,622
(SOFR + 2.10%), 2.393%, 6/2/28(k)	1,010,000	1,052,842
4.150%, 1/24/29	1,350,000	1,584,065
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	1,250,000	1,336,028
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	6,125,000	6,414,149
Series M
3.450%, 2/13/23	1,806,000	1,914,547
Wells Fargo Bank NA
3.625%, 10/22/21	1,500,000	1,546,620
3.550%, 8/14/23	1,950,000	2,108,270
Westpac Banking Corp.
2.500%, 6/28/22	1,250,000	1,296,537
2.750%, 1/11/23	750,000	788,435
2.000%, 1/13/23	145,000	149,984
3.650%, 5/15/23	750,000	811,377
3.300%, 2/26/24	1,250,000	1,358,694
2.350%, 2/19/25	1,000,000	1,064,869
2.850%, 5/13/26	750,000	829,832
2.700%, 8/19/26	1,750,000	1,919,818
3.350%, 3/8/27	1,250,000	1,422,516
2.650%, 1/16/30	350,000	385,836
(USD ICE Swap Rate 5 Year + 2.24%), 4.322%, 11/23/31(k)	1,000,000	1,120,110
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	269,879
Zions Bancorp NA
3.250%, 10/29/29	500,000	497,036

		650,163,740

Capital Markets (2.1%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	350,000	384,534
3.300%, 6/15/30	210,000	225,025
Ameriprise Financial, Inc.
3.000%, 3/22/22	165,000	171,209
4.000%, 10/15/23	150,000	165,343
3.700%, 10/15/24	750,000	836,724
2.875%, 9/15/26	500,000	549,559
Ares Capital Corp.
3.625%, 1/19/22	600,000	617,297
3.500%, 2/10/23	750,000	768,872
4.200%, 6/10/24	560,000	581,077
4.250%, 3/1/25	500,000	516,235
3.250%, 7/15/25	500,000	495,980
3.875%, 1/15/26	1,000,000	1,018,382
Bank of New York Mellon Corp. (The)
1.950%, 8/23/22	625,000	643,951
1.850%, 1/27/23	575,000	593,774
2.950%, 1/29/23	500,000	526,107
3.500%, 4/28/23	750,000	808,016
(ICE LIBOR USD 3 Month + 0.63%), 2.661%, 5/16/23(k)	700,000	723,633
3.450%, 8/11/23	750,000	813,067
2.200%, 8/16/23	425,000	445,278
2.100%, 10/24/24	675,000	713,171
2.800%, 5/4/26	750,000	829,169
2.450%, 8/17/26	1,000,000	1,093,554
3.250%, 5/16/27	700,000	796,053
3.400%, 1/29/28	500,000	577,363
3.850%, 4/28/28	850,000	1,023,775
Series 0012
3.650%, 2/4/24(x)	2,100,000	2,304,079
Series G
3.000%, 2/24/25	1,500,000	1,650,030
BGC Partners, Inc.
5.375%, 7/24/23	350,000	372,194
3.750%, 10/1/24	200,000	201,182
4.375%, 12/15/25§	150,000	152,897
BlackRock, Inc.
3.375%, 6/1/22	500,000	524,109
3.500%, 3/18/24	1,400,000	1,543,732
3.200%, 3/15/27	347,000	393,935
3.250%, 4/30/29	445,000	514,880
Brookfield Asset Management, Inc.
4.000%, 1/15/25	600,000	673,742
Brookfield Finance, Inc.
4.000%, 4/1/24	750,000	831,236
3.900%, 1/25/28	500,000	559,363
4.350%, 4/15/30	2,000,000	2,329,962
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	741,957
Charles Schwab Corp. (The)
2.650%, 1/25/23	500,000	525,243
3.550%, 2/1/24	650,000	711,937
3.000%, 3/10/25	150,000	164,519
3.850%, 5/21/25	750,000	854,634
3.200%, 3/2/27	500,000	562,616
3.250%, 5/22/29	500,000	571,935
CME Group, Inc.
3.000%, 9/15/22	500,000	524,520
3.000%, 3/15/25	1,000,000	1,089,625
3.750%, 6/15/28	350,000	411,644
Credit Suisse AG
3.000%, 10/29/21	850,000	873,927
2.100%, 11/12/21	720,000	733,360
1.000%, 5/5/23	2,415,000	2,435,472
2.950%, 4/9/25	1,000,000	1,089,661
Deutsche Bank AG
4.250%, 10/14/21	3,500,000	3,599,514
3.300%, 11/16/22	1,150,000	1,188,813
3.950%, 2/27/23	850,000	891,053
3.700%, 5/30/24	1,500,000	1,583,412
(SOFR + 2.16%), 2.222%, 9/18/24(k)	265,000	266,831
(SOFR + 2.58%), 3.961%, 11/26/25(k)	750,000	797,219
4.100%, 1/13/26	1,000,000	1,068,437
(SOFR + 3.04%), 3.547%, 9/18/31(k)	355,000	357,780
E*TRADE Financial Corp.
2.950%, 8/24/22	500,000	521,674
3.800%, 8/24/27	250,000	278,511
4.500%, 6/20/28	350,000	412,381
Eaton Vance Corp.
3.625%, 6/15/23	500,000	534,713
3.500%, 4/6/27	250,000	277,691
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,364,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FS KKR Capital Corp.
4.625%, 7/15/24	$250,000	$252,161
4.125%, 2/1/25	500,000	494,219
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	260,817
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	900,000	902,096
5.750%, 1/24/22	1,400,000	1,494,896
3.000%, 4/26/22	2,085,000	2,115,307
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	2,500,000	2,560,030
3.625%, 1/22/23	244,000	260,391
3.200%, 2/23/23	2,855,000	3,023,586
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	1,500,000	1,551,859
3.625%, 2/20/24	1,080,000	1,172,725
4.000%, 3/3/24	3,045,000	3,349,703
3.850%, 7/8/24	2,000,000	2,187,619
3.500%, 1/23/25	3,250,000	3,554,280
3.750%, 5/22/25	2,400,000	2,671,988
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,830,000	1,978,180
3.750%, 2/25/26	580,000	650,290
3.500%, 11/16/26	1,815,000	2,003,664
3.850%, 1/26/27	2,240,000	2,507,292
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	1,000,000	1,117,234
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	2,000,000	2,324,117
2.600%, 2/7/30	6,515,000	6,863,186
Golub Capital BDC, Inc.
3.375%, 4/15/24	250,000	249,727
Intercontinental Exchange, Inc.
2.350%, 9/15/22	1,750,000	1,811,999
0.700%, 6/15/23	440,000	441,131
3.450%, 9/21/23(x)	300,000	325,283
4.000%, 10/15/23	850,000	934,575
3.750%, 12/1/25	610,000	689,942
3.750%, 9/21/28	535,000	617,128
Invesco Finance plc
3.125%, 11/30/22	1,000,000	1,055,263
Jefferies Group LLC
5.125%, 1/20/23	117,000	127,600
4.850%, 1/15/27	665,000	748,931
Lazard Group LLC
4.500%, 9/19/28	350,000	402,825
4.375%, 3/11/29	500,000	572,705
Legg Mason, Inc.
4.750%, 3/15/26	250,000	296,127
Moody’s Corp.
4.500%, 9/1/22	31,000	33,146
2.625%, 1/15/23(x)	650,000	681,015
4.875%, 2/15/24	500,000	567,683
Morgan Stanley
2.625%, 11/17/21	2,205,000	2,260,081
2.750%, 5/19/22	2,065,000	2,138,562
4.875%, 11/1/22	312,000	337,055
3.125%, 1/23/23	800,000	844,258
3.750%, 2/25/23	394,000	422,302
4.100%, 5/22/23	2,000,000	2,159,281
(ICE LIBOR USD 3 Month + 0.85%), 3.737%, 4/24/24(k)	900,000	970,112
3.700%, 10/23/24	2,000,000	2,218,780
(SOFR + 1.15%), 2.720%, 7/22/25(k)	500,000	529,965
4.000%, 7/23/25	505,000	571,148
5.000%, 11/24/25	3,000,000	3,517,177
3.875%, 1/27/26	3,000,000	3,393,748
3.125%, 7/27/26	3,000,000	3,307,643
3.625%, 1/20/27	4,000,000	4,499,424
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	4,300,000	4,877,143
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	950,000	1,130,934
(SOFR + 1.14%), 2.699%, 1/22/31(k)	6,640,000	7,068,642
Series F
3.875%, 4/29/24	2,500,000	2,755,260
Nasdaq, Inc.
3.850%, 6/30/26	145,000	166,526
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	400,174
1.851%, 7/16/25	1,500,000	1,526,453
3.103%, 1/16/30	750,000	796,430
2.679%, 7/16/30	1,000,000	1,023,135
Northern Trust Corp.
2.375%, 8/2/22	500,000	518,261
3.650%, 8/3/28	500,000	590,682
3.150%, 5/3/29	500,000	570,690
1.950%, 5/1/30	560,000	577,846
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32(k)	468,000	509,402
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	80,095
Owl Rock Capital Corp.
5.250%, 4/15/24	300,000	310,839
4.000%, 3/30/25	250,000	251,854
3.750%, 7/22/25	350,000	348,900
4.250%, 1/15/26	250,000	253,243
Prospect Capital Corp.
5.875%, 3/15/23	250,000	259,555
S&P Global, Inc.
4.000%, 6/15/25	250,000	287,060
1.250%, 8/15/30	975,000	960,572
Sixth Street Specialty Lending, Inc.
3.875%, 11/1/24	500,000	507,632
Stifel Financial Corp.
4.250%, 7/18/24	700,000	787,192
4.000%, 5/15/30	500,000	548,687
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	258,152
3.750%, 4/1/24	750,000	828,830
3.625%, 4/1/25	1,000,000	1,126,396
3.300%, 4/1/27	455,000	511,634

		162,254,074

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
4.450%, 12/16/21	155,000	158,363
3.950%, 2/1/22	700,000	708,094
3.500%, 5/26/22	1,030,000	1,039,462
3.300%, 1/23/23	500,000	500,061
4.125%, 7/3/23	500,000	507,796
4.500%, 9/15/23	955,000	983,909
4.875%, 1/16/24	445,000	458,537
3.150%, 2/15/24	700,000	693,303
2.875%, 8/14/24	350,000	335,613
3.500%, 1/15/25	600,000	583,655
6.500%, 7/15/25	290,000	312,215
4.450%, 10/1/25	350,000	347,977
4.450%, 4/3/26	500,000	497,349
3.650%, 7/21/27	1,000,000	915,312
4.625%, 10/15/27	500,000	484,116
3.875%, 1/23/28	500,000	462,817
Ally Financial, Inc.
3.050%, 6/5/23	1,165,000	1,209,485
1.450%, 10/2/23(x)	335,000	334,655
5.800%, 5/1/25	1,000,000	1,155,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Co.
3.700%, 11/5/21	$785,000	$811,172
2.750%, 5/20/22	500,000	516,798
2.500%, 8/1/22	1,000,000	1,034,124
2.650%, 12/2/22	1,487,000	1,556,470
3.400%, 2/27/23	2,000,000	2,126,158
3.700%, 8/3/23	1,000,000	1,082,163
3.400%, 2/22/24	750,000	816,210
2.500%, 7/30/24	500,000	531,625
3.000%, 10/30/24	750,000	812,325
3.625%, 12/5/24	1,070,000	1,184,097
4.200%, 11/6/25	1,075,000	1,251,848
3.125%, 5/20/26	500,000	560,025
American Express Credit Corp.
3.300%, 5/3/27	1,150,000	1,297,429
American Honda Finance Corp.
3.375%, 12/10/21	400,000	413,769
1.950%, 5/20/22	220,000	225,174
2.200%, 6/27/22	500,000	514,550
2.600%, 11/16/22	650,000	677,824
2.050%, 1/10/23	200,000	206,524
1.950%, 5/10/23	500,000	517,811
0.875%, 7/7/23	500,000	502,578
3.450%, 7/14/23	500,000	537,875
0.650%, 9/8/23	375,000	373,793
3.625%, 10/10/23	500,000	542,958
3.550%, 1/12/24	500,000	544,223
2.900%, 2/16/24	500,000	534,255
2.400%, 6/27/24	500,000	528,380
2.150%, 9/10/24	350,000	367,492
1.200%, 7/8/25	750,000	754,014
1.000%, 9/10/25	500,000	499,906
2.300%, 9/9/26	720,000	761,355
2.350%, 1/8/27	500,000	531,033
3.500%, 2/15/28	500,000	565,350
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	300,135
Capital One Financial Corp.
3.050%, 3/9/22	600,000	619,901
3.200%, 1/30/23	1,000,000	1,057,979
2.600%, 5/11/23	250,000	261,470
3.900%, 1/29/24	750,000	818,311
3.750%, 4/24/24	1,000,000	1,088,520
3.300%, 10/30/24	350,000	378,478
4.250%, 4/30/25	850,000	962,700
4.200%, 10/29/25	750,000	832,303
3.750%, 7/28/26	2,000,000	2,173,057
3.750%, 3/9/27	1,150,000	1,275,331
3.650%, 5/11/27	500,000	550,408
3.800%, 1/31/28	1,000,000	1,114,385
Caterpillar Financial Services Corp.
1.931%, 10/1/21	1,000,000	1,016,529
0.950%, 5/13/22	750,000	757,266
2.850%, 6/1/22	500,000	520,188
1.900%, 9/6/22	430,000	442,310
1.950%, 11/18/22	500,000	515,776
2.550%, 11/29/22	500,000	522,428
2.625%, 3/1/23	1,000,000	1,050,160
3.450%, 5/15/23	500,000	538,308
0.650%, 7/7/23	750,000	752,747
0.450%, 9/14/23	535,000	534,797
3.650%, 12/7/23	250,000	274,200
2.850%, 5/17/24	350,000	377,542
3.300%, 6/9/24(x)	1,250,000	1,369,810
2.150%, 11/8/24	850,000	898,383
3.250%, 12/1/24	500,000	551,332
1.450%, 5/15/25	750,000	772,141
2.400%, 8/9/26	250,000	272,768
1.100%, 9/14/27	750,000	750,339
Discover Financial Services
5.200%, 4/27/22	100,000	106,580
3.850%, 11/21/22	1,144,000	1,220,202
3.950%, 11/6/24	250,000	274,129
3.750%, 3/4/25	350,000	382,784
4.500%, 1/30/26	500,000	570,738
4.100%, 2/9/27	565,000	628,450
General Motors Financial Co., Inc.
4.200%, 11/6/21	955,000	986,219
3.450%, 1/14/22	1,000,000	1,026,751
3.450%, 4/10/22	2,000,000	2,051,702
3.150%, 6/30/22	225,000	230,763
3.550%, 7/8/22	700,000	721,294
3.250%, 1/5/23	750,000	774,066
5.200%, 3/20/23	215,000	233,097
3.700%, 5/9/23	875,000	915,619
4.150%, 6/19/23	500,000	530,786
1.700%, 8/18/23	845,000	847,009
5.100%, 1/17/24	500,000	546,399
3.950%, 4/13/24	1,000,000	1,055,920
2.900%, 2/26/25	2,000,000	2,060,080
4.350%, 4/9/25	575,000	624,033
2.750%, 6/20/25	1,250,000	1,278,926
4.300%, 7/13/25	1,250,000	1,334,114
5.250%, 3/1/26	700,000	789,706
4.000%, 10/6/26	750,000	805,056
4.350%, 1/17/27	835,000	903,844
2.700%, 8/20/27	1,000,000	990,359
3.850%, 1/5/28	500,000	523,131
5.650%, 1/17/29	350,000	408,301
3.600%, 6/21/30	2,000,000	2,066,850
John Deere Capital Corp.
3.150%, 10/15/21	500,000	514,709
2.650%, 1/6/22	500,000	514,175
2.750%, 3/15/22	1,000,000	1,034,727
1.950%, 6/13/22	250,000	256,752
0.550%, 7/5/22	280,000	280,961
2.150%, 9/8/22	650,000	672,217
2.700%, 1/6/23	500,000	525,475
2.800%, 3/6/23	500,000	528,913
1.200%, 4/6/23	80,000	81,571
3.450%, 6/7/23	250,000	269,932
0.700%, 7/5/23	250,000	252,165
3.650%, 10/12/23(x)	500,000	547,194
2.600%, 3/7/24	335,000	358,439
3.350%, 6/12/24	650,000	715,136
2.650%, 6/24/24	660,000	709,724
2.050%, 1/9/25(x)	350,000	370,631
3.450%, 3/13/25	1,250,000	1,402,008
3.400%, 9/11/25	350,000	394,730
2.650%, 6/10/26	500,000	549,078
2.250%, 9/14/26	500,000	540,221
1.750%, 3/9/27	175,000	182,599
2.800%, 9/8/27	400,000	450,827
3.050%, 1/6/28	500,000	559,846
3.450%, 3/7/29	270,000	314,188
2.800%, 7/18/29	325,000	361,001
2.450%, 1/9/30	290,000	314,662
PACCAR Financial Corp.
2.650%, 5/10/22	500,000	518,215
2.300%, 8/10/22	1,000,000	1,034,648
1.900%, 2/7/23	155,000	160,188
0.800%, 6/8/23	140,000	141,140
3.400%, 8/9/23(x)	350,000	378,724
0.350%, 8/11/23	225,000	224,713
2.150%, 8/15/24	250,000	264,360
1.800%, 2/6/25	175,000	182,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Synchrony Financial
2.850%, 7/25/22	$105,000	$108,186
4.375%, 3/19/24	165,000	178,417
4.250%, 8/15/24	750,000	813,367
4.500%, 7/23/25	500,000	550,590
3.700%, 8/4/26	500,000	533,834
3.950%, 12/1/27	1,500,000	1,608,509
5.150%, 3/19/29	250,000	289,742
Toyota Motor Credit Corp.
1.800%, 10/7/21	500,000	506,519
2.600%, 1/11/22	1,000,000	1,026,647
3.300%, 1/12/22	156,000	161,555
2.650%, 4/12/22	750,000	774,608
1.150%, 5/26/22	500,000	506,361
2.800%, 7/13/22	750,000	780,906
0.450%, 7/22/22	1,250,000	1,252,747
2.150%, 9/8/22	850,000	877,388
2.625%, 1/10/23(x)	1,150,000	1,205,084
2.700%, 1/11/23	500,000	524,825
0.500%, 8/14/23	770,000	771,292
1.350%, 8/25/23	500,000	512,704
3.350%, 1/8/24	500,000	543,921
2.900%, 4/17/24	500,000	538,733
2.000%, 10/7/24	500,000	524,005
1.800%, 2/13/25	1,000,000	1,043,084
3.400%, 4/14/25	750,000	833,702
1.150%, 8/13/27	590,000	589,145
3.050%, 1/11/28	500,000	560,372
3.650%, 1/8/29	500,000	586,457
2.150%, 2/13/30	500,000	524,890

		117,439,030

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc.
3.400%, 1/31/22	500,000	520,173
3.000%, 2/11/23	500,000	529,332
2.750%, 3/15/23	1,000,000	1,051,911
3.125%, 3/15/26	1,395,000	1,554,687
Blackstone
3.650%, 7/14/23§	250,000	251,942
Block Financial LLC
5.250%, 10/1/25	500,000	562,715
3.875%, 8/15/30	230,000	231,097
GE Capital Funding LLC
3.450%, 5/15/25§	750,000	800,931
4.050%, 5/15/27§	750,000	806,035
4.400%, 5/15/30§	1,065,000	1,142,140
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25	5,000,000	5,328,477
Jefferies Financial Group, Inc.
5.500%, 10/18/23	800,000	879,386
National Rural Utilities Cooperative Finance Corp.
1.750%, 1/21/22	115,000	116,979
2.400%, 4/25/22	300,000	308,469
2.300%, 9/15/22	250,000	258,515
2.700%, 2/15/23	500,000	523,408
3.400%, 11/15/23	1,000,000	1,081,452
2.950%, 2/7/24	210,000	225,076
3.250%, 11/1/25	250,000	279,400
3.050%, 4/25/27	350,000	387,810
3.400%, 2/7/28	500,000	581,487
3.900%, 11/1/28	250,000	297,676
(ICE LIBOR USD 3 Month + 2.91%), 4.750%, 4/30/43(k)	350,000	358,750
ORIX Corp.
2.900%, 7/18/22	330,000	342,056
4.050%, 1/16/24	500,000	548,138
3.250%, 12/4/24	750,000	813,654
3.700%, 7/18/27	400,000	451,505
Private Export Funding Corp.
Series II
2.050%, 11/15/22	1,125,000	1,167,135
Series KK
3.550%, 1/15/24	729,000	805,147
Shell International Finance BV
2.375%, 8/21/22	1,175,000	1,218,695
3.400%, 8/12/23	900,000	973,673
0.375%, 9/15/23	1,000,000	996,340
3.500%, 11/13/23	525,000	571,335
2.000%, 11/7/24	750,000	788,066
3.250%, 5/11/25	2,500,000	2,756,048
2.875%, 5/10/26	1,250,000	1,378,886
2.500%, 9/12/26	1,000,000	1,086,959
3.875%, 11/13/28	750,000	875,240
2.375%, 11/7/29	750,000	784,475
2.750%, 4/6/30	415,000	453,737
Synchrony Bank
3.000%, 6/15/22	770,000	794,569
Voya Financial, Inc.
3.125%, 7/15/24	700,000	756,503
3.650%, 6/15/26	625,000	708,441

		36,348,450

Insurance (0.9%)
Aflac, Inc.
3.625%, 6/15/23	1,150,000	1,244,909
3.625%, 11/15/24	1,000,000	1,115,147
Alleghany Corp.
3.625%, 5/15/30	500,000	560,075
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	271,180
Allstate Corp. (The)
3.150%, 6/15/23	156,000	167,151
3.280%, 12/15/26	500,000	567,711
Series B
(ICE LIBOR USD 3 Month + 2.94%), 5.750%, 8/15/53(k)	500,000	530,000
American Financial Group, Inc.
3.500%, 8/15/26	635,000	686,028
American International Group, Inc.
4.875%, 6/1/22	750,000	803,466
2.500%, 6/30/25	750,000	799,997
3.750%, 7/10/25	1,380,000	1,541,362
3.900%, 4/1/26	2,000,000	2,283,149
4.200%, 4/1/28	375,000	436,138
4.250%, 3/15/29	500,000	585,066
3.400%, 6/30/30	750,000	830,299
Aon Corp.
2.200%, 11/15/22	220,000	227,507
4.500%, 12/15/28	650,000	784,696
3.750%, 5/2/29	350,000	404,147
2.800%, 5/15/30	500,000	541,232
Aon plc
3.500%, 6/14/24	350,000	383,246
3.875%, 12/15/25	600,000	683,621
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	580,164
Assurant, Inc.
4.000%, 3/15/23	300,000	319,285
4.200%, 9/27/23	250,000	269,542
4.900%, 3/27/28	250,000	281,468
Assured Guaranty US Holdings, Inc.
5.000%, 7/1/24(x)	500,000	561,521
Athene Holding Ltd.
4.125%, 1/12/28	750,000	816,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
AXIS Specialty Finance LLC
3.900%, 7/15/29	$250,000	$274,838
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40(k)	200,000	198,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	552,239
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	656,000	684,019
1.850%, 3/12/30	165,000	170,993
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	2,069,222
5.625%, 5/15/30	145,000	167,206
Brown & Brown, Inc.
4.200%, 9/15/24	350,000	385,709
4.500%, 3/15/29	300,000	342,610
Chubb INA Holdings, Inc.
3.350%, 5/15/24	600,000	656,967
3.150%, 3/15/25	1,000,000	1,101,708
3.350%, 5/3/26	410,000	464,850
1.375%, 9/15/30	1,665,000	1,645,463
CNA Financial Corp.
4.500%, 3/1/26	500,000	585,921
3.450%, 8/15/27	500,000	559,170
3.900%, 5/1/29	210,000	241,549
2.050%, 8/15/30	170,000	168,905
Enstar Group Ltd.
4.500%, 3/10/22	250,000	260,219
4.950%, 6/1/29	350,000	384,160
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	274,469
4.625%, 4/29/30§	750,000	813,900
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	541,806
4.500%, 8/15/28	475,000	550,709
3.400%, 6/15/30	300,000	321,897
First American Financial Corp.
4.600%, 11/15/24	500,000	552,612
4.000%, 5/15/30	180,000	199,606
Globe Life, Inc.
3.800%, 9/15/22	250,000	265,891
4.550%, 9/15/28	500,000	597,264
2.150%, 8/15/30	500,000	499,220
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	853,585
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	535,000	577,446
Kemper Corp.
4.350%, 2/15/25	355,000	392,023
2.400%, 9/30/30	500,000	494,535
Lincoln National Corp.
4.000%, 9/1/23	215,000	235,162
3.625%, 12/12/26	500,000	567,769
Loews Corp.
2.625%, 5/15/23	900,000	944,839
3.750%, 4/1/26	300,000	340,088
3.200%, 5/15/30	60,000	66,849
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	1,173,872
2.484%, 5/19/27	350,000	374,178
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32(k)	750,000	810,671
Markel Corp.
3.500%, 11/1/27	350,000	392,072
3.350%, 9/17/29	90,000	98,499
Marsh & McLennan Cos., Inc.
2.750%, 1/30/22	915,000	940,068
3.875%, 3/15/24	500,000	553,100
3.500%, 6/3/24	1,000,000	1,095,806
4.375%, 3/15/29	700,000	846,989
Mercury General Corp.
4.400%, 3/15/27	300,000	327,671
MetLife, Inc.
3.048%, 12/15/22(e)	1,000,000	1,057,048
3.000%, 3/1/25	500,000	550,584
3.600%, 11/13/25	1,300,000	1,477,129
Series D
4.368%, 9/15/23(e)	667,000	740,632
Old Republic International Corp.
4.875%, 10/1/24	400,000	453,519
3.875%, 8/26/26	500,000	567,714
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	393,171
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	388,901
3.700%, 5/15/29	375,000	434,370
2.125%, 6/15/30	750,000	776,621
Prudential Financial, Inc.
4.500%, 11/16/21	1,000,000	1,047,317
1.500%, 3/10/26	250,000	260,454
3.878%, 3/27/28	1,000,000	1,175,573
2.100%, 3/10/30	235,000	245,536
(ICE LIBOR USD 3 Month + 3.92%), 5.625%, 6/15/43(k)	1,000,000	1,066,250
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	1,075,000	1,139,500
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	1,500,000	1,695,000
Prudential plc
3.125%, 4/14/30	1,500,000	1,654,572
Reinsurance Group of America, Inc.
4.700%, 9/15/23	1,000,000	1,107,020
3.900%, 5/15/29	175,000	200,027
3.150%, 6/15/30	175,000	191,121
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	271,438
3.450%, 7/1/27	195,000	214,044
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	562,656
Sompo International Holdings Ltd.
4.700%, 10/15/22	250,000	265,184
Trinity Acquisition plc
4.400%, 3/15/26	250,000	288,036
Unum Group
4.000%, 3/15/24	300,000	324,407
4.500%, 3/15/25	225,000	250,693
4.000%, 6/15/29	180,000	197,216
W R Berkley Corp.
4.625%, 3/15/22	750,000	792,346
Willis North America, Inc.
3.600%, 5/15/24	550,000	601,335
4.500%, 9/15/28	500,000	595,834
2.950%, 9/15/29	540,000	579,355

		66,455,285

Thrifts & Mortgage Finance (0.0%)
BPCE SA
2.750%, 12/2/21	500,000	514,056
4.000%, 4/15/24	1,250,000	1,383,893
3.375%, 12/2/26	500,000	559,268

		2,457,217

Total Financials		1,035,117,796

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care (3.3%)
Biotechnology (0.6%)
AbbVie, Inc.
3.375%, 11/14/21	$415,000	$427,519
2.150%, 11/19/21§	950,000	966,747
3.450%, 3/15/22§	2,440,000	2,528,879
3.250%, 10/1/22§	1,300,000	1,358,864
2.900%, 11/6/22	2,519,000	2,641,325
3.200%, 11/6/22	1,000,000	1,052,099
2.300%, 11/21/22§	965,000	998,205
2.850%, 5/14/23	1,000,000	1,052,388
3.750%, 11/14/23	700,000	762,608
3.850%, 6/15/24§	1,250,000	1,368,347
2.600%, 11/21/24§	2,790,000	2,957,840
3.800%, 3/15/25§	1,125,000	1,252,568
3.600%, 5/14/25	3,000,000	3,320,859
3.200%, 5/14/26	1,500,000	1,646,531
2.950%, 11/21/26§	1,430,000	1,550,850
3.200%, 11/21/29§	3,790,000	4,158,690
Amgen, Inc.
2.700%, 5/1/22	500,000	517,022
2.650%, 5/11/22	600,000	618,867
3.625%, 5/15/22	1,094,000	1,138,376
2.250%, 8/19/23	1,150,000	1,205,460
3.625%, 5/22/24	750,000	828,309
1.900%, 2/21/25	265,000	276,314
3.125%, 5/1/25	250,000	274,244
2.600%, 8/19/26	1,150,000	1,248,356
2.200%, 2/21/27	705,000	745,557
3.200%, 11/2/27	1,250,000	1,401,992
2.450%, 2/21/30	950,000	1,006,946
Baxalta, Inc.
4.000%, 6/23/25	239,000	272,194
Biogen, Inc.
3.625%, 9/15/22	570,000	603,724
4.050%, 9/15/25	570,000	651,199
2.250%, 5/1/30	735,000	753,066
Gilead Sciences, Inc.
4.400%, 12/1/21	2,187,000	2,258,121
1.950%, 3/1/22	255,000	259,918
3.250%, 9/1/22	835,000	874,600
2.500%, 9/1/23	755,000	795,010
0.750%, 9/29/23	465,000	465,977
3.700%, 4/1/24	1,000,000	1,095,165
3.650%, 3/1/26	2,500,000	2,822,780
1.200%, 10/1/27	235,000	236,001
1.650%, 10/1/30	290,000	289,259
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	350,000	342,461

		49,025,237

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
2.550%, 3/15/22	750,000	773,652
3.400%, 11/30/23	1,224,000	1,329,439
2.950%, 3/15/25	1,000,000	1,095,243
3.875%, 9/15/25	490,000	560,517
3.750%, 11/30/26	978,000	1,133,871
1.150%, 1/30/28	170,000	171,311
1.400%, 6/30/30	160,000	160,786
Baxter International, Inc.
2.600%, 8/15/26	500,000	545,915
Becton Dickinson and Co.
2.894%, 6/6/22	1,000,000	1,030,370
3.363%, 6/6/24	1,000,000	1,078,050
3.734%, 12/15/24	1,857,000	2,051,223
3.700%, 6/6/27	1,467,000	1,657,798
2.823%, 5/20/30	355,000	383,173
Boston Scientific Corp.
3.375%, 5/15/22	250,000	260,866
3.450%, 3/1/24	625,000	676,991
3.850%, 5/15/25	382,000	431,804
1.900%, 6/1/25	310,000	323,248
3.750%, 3/1/26	1,000,000	1,133,779
4.000%, 3/1/29	700,000	814,692
Danaher Corp.
3.350%, 9/15/25	310,000	346,115
DH Europe Finance II SARL
2.050%, 11/15/22(x)	500,000	515,202
2.200%, 11/15/24	500,000	527,891
2.600%, 11/15/29(x)	315,000	342,856
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	902,453
Medtronic, Inc.
3.150%, 3/15/22	786,000	815,747
2.750%, 4/1/23	769,000	808,153
3.500%, 3/15/25	1,335,000	1,504,688
Stryker Corp.
1.150%, 6/15/25	500,000	504,286
3.375%, 11/1/25	2,000,000	2,234,846
3.500%, 3/15/26	375,000	423,462
3.650%, 3/7/28	600,000	696,516
1.950%, 6/15/30	500,000	507,734
Zimmer Biomet Holdings, Inc.
3.375%, 11/30/21	500,000	511,859
3.150%, 4/1/22	750,000	774,391
3.700%, 3/19/23	575,000	615,747
3.550%, 4/1/25	1,075,000	1,188,261

		28,832,935

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	261,309
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	117,258
Series 2020
2.211%, 6/15/30	150,000	156,471
Aetna, Inc.
2.750%, 11/15/22	1,000,000	1,043,178
2.800%, 6/15/23	675,000	709,668
3.500%, 11/15/24	500,000	549,276
AmerisourceBergen Corp.
3.400%, 5/15/24	600,000	655,782
3.450%, 12/15/27	400,000	451,655
2.800%, 5/15/30	750,000	797,572
Anthem, Inc.
3.125%, 5/15/22	500,000	520,860
2.950%, 12/1/22	800,000	839,575
3.300%, 1/15/23	150,000	158,890
3.500%, 8/15/24	1,000,000	1,097,268
3.350%, 12/1/24	500,000	548,658
2.375%, 1/15/25	555,000	586,239
3.650%, 12/1/27	715,000	809,211
4.101%, 3/1/28	3,000,000	3,480,455
2.875%, 9/15/29	200,000	216,052
2.250%, 5/15/30	165,000	169,965
Banner Health
2.338%, 1/1/30	190,000	199,067
Cardinal Health, Inc.
2.616%, 6/15/22	800,000	824,516
3.200%, 3/15/23	1,000,000	1,058,479
3.079%, 6/15/24	500,000	538,740
3.410%, 6/15/27	1,250,000	1,389,311
Cigna Corp.
3.050%, 11/30/22	775,000	813,328
3.750%, 7/15/23	997,000	1,078,881
3.250%, 4/15/25	2,000,000	2,187,612
4.125%, 11/15/25	525,000	600,698
4.500%, 2/25/26	1,000,000	1,167,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 10/15/28	$1,340,000	$1,583,048
2.400%, 3/15/30	4,350,000	4,504,525
CommonSpirit Health
2.760%, 10/1/24	150,000	157,664
3.347%, 10/1/29	185,000	196,128
CVS Health Corp.
3.500%, 7/20/22	1,650,000	1,729,201
2.750%, 12/1/22	2,000,000	2,083,470
3.700%, 3/9/23	565,000	604,417
2.625%, 8/15/24	235,000	250,542
4.100%, 3/25/25	961,000	1,084,434
3.875%, 7/20/25	2,400,000	2,705,958
2.875%, 6/1/26	1,500,000	1,628,128
3.000%, 8/15/26	250,000	273,557
1.300%, 8/21/27	1,000,000	983,640
4.300%, 3/25/28	6,665,000	7,772,885
3.250%, 8/15/29	335,000	368,573
1.750%, 8/21/30	1,500,000	1,467,081
HCA, Inc.
4.750%, 5/1/23	845,000	922,562
5.000%, 3/15/24	1,360,000	1,517,651
5.250%, 4/15/25	945,000	1,088,678
5.250%, 6/15/26	1,000,000	1,162,570
4.500%, 2/15/27	820,000	918,736
4.125%, 6/15/29	525,000	593,308
Humana, Inc.
2.900%, 12/15/22	350,000	367,193
3.950%, 3/15/27	375,000	425,713
3.125%, 8/15/29	625,000	690,655
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	365,366
3.150%, 5/1/27	375,000	421,791
Laboratory Corp. of America Holdings
3.750%, 8/23/22	56,000	59,156
4.000%, 11/1/23	500,000	547,306
3.250%, 9/1/24	750,000	817,825
2.300%, 12/1/24	250,000	264,256
McKesson Corp.
2.850%, 3/15/23	1,200,000	1,260,528
3.796%, 3/15/24	1,000,000	1,101,106
3.950%, 2/16/28	305,000	354,612
4.750%, 5/30/29	350,000	425,178
Mercy Health
Series 2018
4.302%, 7/1/28	125,000	143,657
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	439,086
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	443,629
3.450%, 6/1/26	775,000	876,767
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23	750,000	806,316
Toledo Hospital (The)
Series B
5.325%, 11/15/28	300,000	337,806
UnitedHealth Group, Inc.
2.875%, 3/15/22	500,000	513,144
3.350%, 7/15/22	1,000,000	1,051,821
2.375%, 10/15/22(x)	750,000	778,527
2.750%, 2/15/23	1,000,000	1,052,564
2.875%, 3/15/23	600,000	634,432
3.500%, 6/15/23	650,000	702,573
3.500%, 2/15/24	200,000	219,421
2.375%, 8/15/24	250,000	266,605
3.750%, 7/15/25	1,000,000	1,141,443
3.700%, 12/15/25	200,000	228,520
1.250%, 1/15/26	265,000	270,889
3.100%, 3/15/26	500,000	556,010
3.450%, 1/15/27	750,000	851,754
2.950%, 10/15/27	1,000,000	1,110,043
3.850%, 6/15/28	1,000,000	1,171,755
3.875%, 12/15/28	250,000	296,083
2.875%, 8/15/29	770,000	856,020
2.000%, 5/15/30	395,000	412,742

		78,886,987

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.875%, 7/15/23	1,094,000	1,186,594
2.750%, 9/15/29	175,000	188,899
2.100%, 6/4/30	290,000	297,013
PerkinElmer, Inc.
3.300%, 9/15/29	625,000	691,511
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	355,000	376,323
4.150%, 2/1/24	1,000,000	1,104,723
3.650%, 12/15/25	500,000	566,462
2.950%, 9/19/26	245,000	272,523
3.200%, 8/15/27	1,000,000	1,128,511

		5,812,559

Pharmaceuticals (1.2%)
AstraZeneca plc
2.375%, 6/12/22	1,000,000	1,029,976
3.500%, 8/17/23	350,000	378,057
3.375%, 11/16/25	1,500,000	1,678,024
0.700%, 4/8/26	1,000,000	984,973
3.125%, 6/12/27	1,150,000	1,281,004
1.375%, 8/6/30	1,000,000	974,304
Bristol-Myers Squibb Co.
2.600%, 5/16/22	875,000	907,802
2.000%, 8/1/22	656,000	674,354
3.250%, 8/15/22	850,000	894,035
3.550%, 8/15/22	1,000,000	1,058,847
2.750%, 2/15/23	500,000	526,646
3.250%, 2/20/23	1,250,000	1,331,787
4.000%, 8/15/23	850,000	934,411
3.625%, 5/15/24	500,000	549,872
2.900%, 7/26/24	1,110,000	1,201,989
3.875%, 8/15/25	1,000,000	1,141,397
3.200%, 6/15/26	600,000	675,858
3.250%, 2/27/27	750,000	852,533
3.450%, 11/15/27	750,000	866,253
3.900%, 2/20/28	3,750,000	4,459,691
3.400%, 7/26/29	2,500,000	2,892,368
Eli Lilly and Co.
2.350%, 5/15/22	250,000	257,605
2.750%, 6/1/25	707,000	770,302
3.375%, 3/15/29	635,000	736,418
GlaxoSmithKline Capital plc
2.850%, 5/8/22	2,000,000	2,077,977
2.875%, 6/1/22	1,250,000	1,296,797
0.534%, 10/1/23	550,000	550,846
3.000%, 6/1/24	875,000	949,916
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	1,156,000	1,220,739
3.375%, 5/15/23	500,000	537,062
3.625%, 5/15/25	280,000	315,559
3.875%, 5/15/28	500,000	592,092
Johnson & Johnson
2.450%, 12/5/21	1,250,000	1,281,585
2.050%, 3/1/23	750,000	779,513
3.375%, 12/5/23	500,000	547,546
2.625%, 1/15/25	750,000	814,198
0.550%, 9/1/25	500,000	499,668
2.450%, 3/1/26	750,000	818,312
2.950%, 3/3/27	2,000,000	2,247,401

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.950%, 9/1/27	$625,000	$627,472
1.300%, 9/1/30	705,000	709,979
Merck & Co., Inc.
2.350%, 2/10/22	1,000,000	1,027,010
2.400%, 9/15/22	1,200,000	1,241,415
2.800%, 5/18/23	1,700,000	1,808,868
2.900%, 3/7/24	340,000	366,248
2.750%, 2/10/25	1,000,000	1,086,481
0.750%, 2/24/26	440,000	439,998
3.400%, 3/7/29	750,000	871,066
1.450%, 6/24/30	895,000	907,382
Mylan NV
3.950%, 6/15/26	1,750,000	1,960,669
Mylan, Inc.
4.550%, 4/15/28	500,000	582,846
Novartis Capital Corp.
2.400%, 5/17/22	750,000	773,273
2.400%, 9/21/22	1,200,000	1,250,435
3.400%, 5/6/24	1,000,000	1,102,118
1.750%, 2/14/25	750,000	785,668
3.000%, 11/20/25	1,500,000	1,668,545
2.000%, 2/14/27	750,000	795,474
3.100%, 5/17/27(x)	1,000,000	1,121,396
Perrigo Finance Unlimited Co.
4.375%, 3/15/26	700,000	782,290
3.150%, 6/15/30	350,000	360,777
Pfizer, Inc.
2.200%, 12/15/21	750,000	766,637
2.800%, 3/11/22	235,000	243,130
3.000%, 6/15/23	1,000,000	1,062,576
3.200%, 9/15/23(x)	750,000	809,900
2.950%, 3/15/24	750,000	808,002
3.400%, 5/15/24	1,500,000	1,648,278
0.800%, 5/28/25	315,000	317,042
2.750%, 6/3/26	1,000,000	1,106,327
3.000%, 12/15/26	1,500,000	1,687,872
3.600%, 9/15/28	1,350,000	1,586,933
3.450%, 3/15/29	1,000,000	1,169,160
1.700%, 5/28/30	250,000	257,223
Royalty Pharma plc
0.750%, 9/2/23§	535,000	534,073
1.200%, 9/2/25§	715,000	713,903
1.750%, 9/2/27§	455,000	456,021
2.200%, 9/2/30§	415,000	413,941
Sanofi
3.375%, 6/19/23	750,000	803,313
3.625%, 6/19/28	750,000	880,248
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,250,000	2,383,481
3.200%, 9/23/26	2,450,000	2,715,709
Takeda Pharmaceutical Co. Ltd.
4.000%, 11/26/21	515,000	534,537
4.400%, 11/26/23	1,000,000	1,112,999
5.000%, 11/26/28	1,000,000	1,238,889
2.050%, 3/31/30	470,000	474,063
Upjohn, Inc.
1.125%, 6/22/22§	220,000	221,684
1.650%, 6/22/25§	535,000	546,415
2.300%, 6/22/27§	375,000	388,062
2.700%, 6/22/30§	885,000	916,548
Zoetis, Inc.
3.250%, 2/1/23	1,185,000	1,255,182
4.500%, 11/13/25	750,000	880,540
3.000%, 9/12/27	500,000	554,156
3.900%, 8/20/28	350,000	410,877
2.000%, 5/15/30	500,000	513,573

		91,268,421

Total Health Care		253,826,139

Industrials (2.2%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.125%, 3/1/22	250,000	251,742
2.700%, 5/1/22	210,000	213,510
2.800%, 3/1/23	1,000,000	1,016,051
4.508%, 5/1/23	1,500,000	1,580,233
1.875%, 6/15/23	300,000	298,983
2.800%, 3/1/24(x)	500,000	508,768
2.850%, 10/30/24	300,000	302,047
4.875%, 5/1/25	1,430,000	1,556,934
2.600%, 10/30/25	650,000	641,400
3.100%, 5/1/26	500,000	499,292
2.250%, 6/15/26	300,000	285,698
2.700%, 2/1/27	365,000	354,406
5.040%, 5/1/27	1,500,000	1,654,449
3.450%, 11/1/28	300,000	301,644
3.200%, 3/1/29	500,000	490,396
2.950%, 2/1/30	750,000	723,978
5.150%, 5/1/30	3,000,000	3,371,197
General Dynamics Corp.
2.250%, 11/15/22	1,094,000	1,132,008
3.375%, 5/15/23	625,000	671,294
1.875%, 8/15/23	650,000	675,823
2.375%, 11/15/24	500,000	535,423
3.500%, 5/15/25	750,000	837,672
2.125%, 8/15/26	750,000	805,267
3.750%, 5/15/28	805,000	940,242
Hexcel Corp.
4.700%, 8/15/25	150,000	167,444
3.950%, 2/15/27	350,000	369,013
L3Harris Technologies, Inc.
3.850%, 6/15/23	535,000	578,743
3.950%, 5/28/24	206,000	227,110
3.832%, 4/27/25	200,000	223,507
3.850%, 12/15/26	245,000	282,269
4.400%, 6/15/28	1,750,000	2,081,757
Leidos, Inc.
2.950%, 5/15/23§	110,000	115,344
3.625%, 5/15/25§	120,000	133,098
4.375%, 5/15/30§	95,000	111,177
Lockheed Martin Corp.
3.100%, 1/15/23	500,000	528,778
2.900%, 3/1/25	250,000	272,268
3.550%, 1/15/26	1,250,000	1,420,338
Northrop Grumman Corp.
2.550%, 10/15/22	1,250,000	1,301,481
3.250%, 8/1/23	2,100,000	2,264,054
2.930%, 1/15/25	1,000,000	1,086,853
3.250%, 1/15/28	1,500,000	1,695,403
Precision Castparts Corp.
2.500%, 1/15/23	562,000	586,305
3.250%, 6/15/25	750,000	829,766
Raytheon Technologies Corp.
2.800%, 3/15/22§	1,000,000	1,030,977
2.500%, 12/15/22§	500,000	518,584
3.200%, 3/15/24§	1,000,000	1,072,510
3.950%, 8/16/25	375,000	426,133
3.500%, 3/15/27§	715,000	804,273
3.125%, 5/4/27	1,250,000	1,385,589
4.125%, 11/16/28	2,000,000	2,362,135
Textron, Inc.
3.875%, 3/1/25	285,000	306,340
4.000%, 3/15/26	175,000	192,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.650%, 3/15/27	$250,000	$269,880

		42,291,726

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	582,832
FedEx Corp.
3.400%, 1/14/22	350,000	362,640
2.625%, 8/1/22	276,000	286,194
4.000%, 1/15/24	450,000	496,917
3.200%, 2/1/25	750,000	821,423
3.250%, 4/1/26	500,000	554,933
3.300%, 3/15/27	500,000	553,454
3.400%, 2/15/28	500,000	559,307
4.200%, 10/17/28	500,000	591,681
3.100%, 8/5/29	750,000	833,505
United Parcel Service, Inc.
2.350%, 5/16/22	600,000	618,332
2.450%, 10/1/22	1,000,000	1,044,440
2.500%, 4/1/23	750,000	786,443
2.200%, 9/1/24	150,000	158,810
2.800%, 11/15/24	500,000	541,712
3.050%, 11/15/27	750,000	845,714
3.400%, 3/15/29	310,000	359,591
2.500%, 9/1/29	150,000	163,386

		10,161,314

Airlines (0.0%)
Southwest Airlines Co.
2.750%, 11/16/22	250,000	256,688
4.750%, 5/4/23	465,000	496,406
5.250%, 5/4/25	765,000	842,594
3.000%, 11/15/26	250,000	250,390
5.125%, 6/15/27	850,000	928,557
3.450%, 11/16/27	250,000	253,674
2.625%, 2/10/30	350,000	329,788

		3,358,097

Building Products (0.1%)
Carrier Global Corp.
1.923%, 2/15/23§	320,000	328,768
2.242%, 2/15/25§	750,000	781,861
2.493%, 2/15/27§	830,000	865,733
2.722%, 2/15/30§	1,570,000	1,636,719
Fortune Brands Home & Security, Inc.
4.000%, 9/21/23	500,000	546,066
4.000%, 6/15/25	350,000	395,532
3.250%, 9/15/29	350,000	386,815
Johnson Controls International plc
3.625%, 7/2/24(e)	200,000	219,250
1.750%, 9/15/30	265,000	266,097
Lennox International, Inc.
3.000%, 11/15/23	175,000	184,103
1.350%, 8/1/25	135,000	135,947
1.700%, 8/1/27	100,000	101,163
Masco Corp.
4.375%, 4/1/26	810,000	940,186
2.000%, 10/1/30	500,000	498,376
Owens Corning
4.200%, 12/1/24	300,000	330,911
3.400%, 8/15/26	285,000	306,497
3.950%, 8/15/29	250,000	283,865

		8,207,889

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
2.900%, 4/1/22	600,000	621,044
3.700%, 4/1/27	600,000	690,083
RELX Capital, Inc.
3.500%, 3/16/23	925,000	990,194
4.000%, 3/18/29	750,000	876,008
3.000%, 5/22/30	250,000	274,517
Republic Services, Inc.
3.550%, 6/1/22	1,000,000	1,042,743
4.750%, 5/15/23(x)	1,000,000	1,098,782
2.500%, 8/15/24	235,000	249,871
3.375%, 11/15/27	275,000	311,957
3.950%, 5/15/28	750,000	883,245
Steelcase, Inc.
5.125%, 1/18/29	350,000	383,857
Waste Connections, Inc.
3.500%, 5/1/29	750,000	851,750
Waste Management, Inc.
2.900%, 9/15/22	500,000	518,298
3.500%, 5/15/24	500,000	548,454
3.125%, 3/1/25	1,000,000	1,092,611
3.150%, 11/15/27	750,000	829,052

		11,262,466

Electrical Equipment (0.1%)
ABB Finance USA, Inc.
2.875%, 5/8/22	1,306,000	1,356,986
3.375%, 4/3/23(x)	500,000	533,399
3.800%, 4/3/28	500,000	592,990
Eaton Corp.
2.750%, 11/2/22	1,531,000	1,602,085
3.103%, 9/15/27	500,000	563,960
Emerson Electric Co.
2.625%, 12/1/21	450,000	459,902
2.625%, 2/15/23	256,000	267,528
3.150%, 6/1/25	350,000	385,549
0.875%, 10/15/26	665,000	661,333
1.800%, 10/15/27	235,000	244,244
Hubbell, Inc.
3.350%, 3/1/26	750,000	805,652
3.150%, 8/15/27	150,000	160,995
3.500%, 2/15/28	500,000	546,776
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	540,242
3.500%, 3/1/29	300,000	346,109

		9,067,750

Industrial Conglomerates (0.3%)
3M Co.
2.750%, 3/1/22	235,000	242,318
2.000%, 6/26/22	1,000,000	1,028,439
1.750%, 2/14/23(x)	350,000	360,740
2.250%, 3/15/23	355,000	370,415
3.250%, 2/14/24	850,000	924,506
2.000%, 2/14/25	500,000	529,884
3.000%, 8/7/25	750,000	830,553
2.250%, 9/19/26	500,000	537,462
2.875%, 10/15/27	500,000	561,451
3.625%, 9/14/28	500,000	586,191
2.375%, 8/26/29(x)	750,000	812,991
Carlisle Cos., Inc.
3.500%, 12/1/24	530,000	580,122
General Electric Co.
3.450%, 5/1/27	2,000,000	2,110,409
Honeywell International, Inc.
1.850%, 11/1/21	1,000,000	1,015,143
2.150%, 8/8/22	235,000	242,599
0.483%, 8/19/22	715,000	716,201
2.300%, 8/15/24	500,000	533,393
1.350%, 6/1/25	500,000	513,727
2.500%, 11/1/26	1,000,000	1,103,433
2.700%, 8/15/29	295,000	326,464
1.950%, 6/1/30	1,000,000	1,051,861
Pentair Finance SARL
4.500%, 7/1/29	250,000	280,370
Roper Technologies, Inc.
2.800%, 12/15/21	250,000	255,977
0.450%, 8/15/22	150,000	149,933

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 11/15/22	$625,000	$654,695
3.650%, 9/15/23	1,000,000	1,086,320
2.350%, 9/15/24(x)	165,000	174,473
1.000%, 9/15/25	310,000	310,595
3.850%, 12/15/25	125,000	141,860
3.800%, 12/15/26	285,000	325,898
1.400%, 9/15/27	375,000	378,107
2.950%, 9/15/29	210,000	232,213
2.000%, 6/30/30	440,000	449,476
Trane Technologies Luxembourg Finance SA
3.500%, 3/21/26	500,000	558,658
3.800%, 3/21/29	500,000	582,994

		20,559,871

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 6/26/22	844,000	866,464
3.400%, 5/15/24	715,000	780,937
2.600%, 9/19/29	350,000	383,917
CNH Industrial Capital LLC
3.875%, 10/15/21	310,000	318,922
4.375%, 4/5/22	385,000	403,420
1.950%, 7/2/23	160,000	162,719
4.200%, 1/15/24	700,000	755,219
1.875%, 1/15/26	875,000	873,809
CNH Industrial NV
3.850%, 11/15/27(x)	655,000	709,837
Crane Co.
4.450%, 12/15/23	400,000	435,668
Cummins, Inc.
3.650%, 10/1/23	500,000	544,561
0.750%, 9/1/25	165,000	165,397
Deere & Co.
2.600%, 6/8/22	312,000	322,147
Dover Corp.
3.150%, 11/15/25	250,000	274,656
2.950%, 11/4/29	105,000	114,382
Flowserve Corp.
4.000%, 11/15/23	700,000	729,315
Fortive Corp.
3.150%, 6/15/26	1,500,000	1,648,565
IDEX Corp.
4.200%, 12/15/21	300,000	311,983
3.000%, 5/1/30	250,000	274,303
Illinois Tool Works, Inc.
3.500%, 3/1/24	1,000,000	1,094,730
2.650%, 11/15/26	950,000	1,051,143
Kennametal, Inc.
3.875%, 2/15/22	560,000	578,697
4.625%, 6/15/28	250,000	260,661
nVent Finance SARL
3.950%, 4/15/23	500,000	520,660
Oshkosh Corp.
4.600%, 5/15/28	250,000	283,872
Otis Worldwide Corp.
2.056%, 4/5/25	1,030,000	1,083,915
2.293%, 4/5/27	800,000	844,037
2.565%, 2/15/30	925,000	993,863
Parker-Hannifin Corp.
2.700%, 6/14/24	165,000	176,762
3.300%, 11/21/24	600,000	655,255
3.250%, 6/14/29	270,000	301,254
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	1,041,269
3.400%, 3/1/26	355,000	396,806
4.250%, 11/15/28	350,000	424,146
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	306,351
Westinghouse Air Brake Technologies Corp.
4.400%, 3/15/24(e)	750,000	815,092
3.200%, 6/15/25	180,000	189,947
3.450%, 11/15/26(x)	500,000	530,000
4.950%, 9/15/28(e)	750,000	871,562
Xylem, Inc.
3.250%, 11/1/26	570,000	635,071
1.950%, 1/30/28	350,000	359,249

		23,490,563

Professional Services (0.1%)
Equifax, Inc.
3.300%, 12/15/22	461,000	485,280
3.950%, 6/15/23	100,000	108,151
2.600%, 12/1/24	250,000	265,956
IHS Markit Ltd.
4.125%, 8/1/23	350,000	380,625
3.625%, 5/1/24	335,000	361,475
4.250%, 5/1/29	955,000	1,106,090
Thomson Reuters Corp.
4.300%, 11/23/23(x)	500,000	548,752
3.350%, 5/15/26	570,000	628,546
Verisk Analytics, Inc.
4.000%, 6/15/25(x)	400,000	456,709
4.125%, 3/15/29	500,000	589,444

		4,931,028

Road & Rail (0.4%)
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	2,156,000	2,225,796
3.850%, 9/1/23	750,000	817,779
3.750%, 4/1/24	250,000	275,728
3.400%, 9/1/24	500,000	550,056
3.000%, 4/1/25	750,000	822,367
3.650%, 9/1/25	500,000	567,873
3.250%, 6/15/27	400,000	451,873
Canadian National Railway Co.
2.950%, 11/21/24	250,000	269,383
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	1,079,816
2.050%, 3/5/30	180,000	187,607
CSX Corp.
3.700%, 11/1/23	1,000,000	1,089,399
3.350%, 11/1/25	500,000	560,203
2.600%, 11/1/26	750,000	816,880
3.250%, 6/1/27	550,000	619,834
JB Hunt Transport Services, Inc.
3.300%, 8/15/22	300,000	313,750
3.875%, 3/1/26	500,000	574,145
Kansas City Southern
3.000%, 5/15/23	121,000	123,623
2.875%, 11/15/29(x)	310,000	323,679
Norfolk Southern Corp.
2.903%, 2/15/23	1,150,000	1,208,201
3.650%, 8/1/25	1,000,000	1,127,645
2.900%, 6/15/26	500,000	550,076
3.150%, 6/1/27	365,000	419,202
3.800%, 8/1/28	850,000	994,471
2.550%, 11/1/29	500,000	546,991
Ryder System, Inc.
3.450%, 11/15/21	250,000	257,101
2.800%, 3/1/22	150,000	154,337
2.875%, 6/1/22	135,000	139,755
2.500%, 9/1/22	190,000	196,227
3.400%, 3/1/23	650,000	688,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 6/9/23	$500,000	$537,259
3.875%, 12/1/23	250,000	272,221
3.650%, 3/18/24	350,000	381,218
2.500%, 9/1/24	385,000	406,398
3.350%, 9/1/25(x)	500,000	546,007
2.900%, 12/1/26	220,000	237,338
Union Pacific Corp.
2.950%, 3/1/22	270,000	279,829
2.950%, 1/15/23	500,000	523,691
2.750%, 4/15/23	1,000,000	1,050,820
3.500%, 6/8/23	750,000	806,263
3.646%, 2/15/24	500,000	544,328
3.150%, 3/1/24	200,000	216,550
3.750%, 7/15/25	625,000	707,625
3.250%, 8/15/25	250,000	276,793
2.750%, 3/1/26	250,000	273,889
2.150%, 2/5/27	500,000	531,411
3.000%, 4/15/27	1,000,000	1,109,493
3.700%, 3/1/29	530,000	615,656
2.400%, 2/5/30	430,000	461,270

		27,730,826

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.500%, 1/15/22	290,000	296,518
2.625%, 7/1/22	750,000	752,933
2.250%, 1/15/23	235,000	235,607
2.750%, 1/15/23	400,000	405,382
3.875%, 7/3/23	500,000	520,601
4.250%, 9/15/24	1,000,000	1,042,081
2.300%, 2/1/25	350,000	341,366
3.250%, 3/1/25	3,000,000	3,049,393
3.375%, 7/1/25	235,000	239,595
2.875%, 1/15/26	440,000	433,726
3.750%, 6/1/26	375,000	381,562
3.000%, 2/1/30	250,000	231,495
Aircastle Ltd.
5.500%, 2/15/22	470,000	479,444
5.000%, 4/1/23	465,000	466,117
4.400%, 9/25/23	500,000	494,644
4.125%, 5/1/24	465,000	458,184
4.250%, 6/15/26	235,000	217,186
BOC Aviation Ltd.
3.000%, 5/23/22(m)	500,000	509,370
GATX Corp.
4.350%, 2/15/24	1,000,000	1,096,218
3.250%, 3/30/25	400,000	429,019
WW Grainger, Inc.
1.850%, 2/15/25	350,000	365,748

		12,446,189

Total Industrials		173,507,719

Information Technology (3.1%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.000%, 6/15/22	450,000	470,049
2.600%, 2/28/23	500,000	526,111
2.200%, 9/20/23	750,000	788,587
3.625%, 3/4/24	1,000,000	1,105,967
3.500%, 6/15/25	425,000	480,944
2.950%, 2/28/26	750,000	838,472
2.500%, 9/20/26	1,150,000	1,265,479
Juniper Networks, Inc.
4.500%, 3/15/24	175,000	195,357
4.350%, 6/15/25	350,000	394,393
3.750%, 8/15/29(x)	500,000	574,408
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	641,907
4.600%, 5/23/29	350,000	413,323

		7,694,997

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.200%, 10/1/24	500,000	528,789
3.550%, 10/1/27	500,000	540,551
Amphenol Corp.
3.200%, 4/1/24	250,000	269,732
2.050%, 3/1/25	1,000,000	1,046,282
Arrow Electronics, Inc.
3.500%, 4/1/22	1,500,000	1,532,919
3.250%, 9/8/24	300,000	324,544
Avnet, Inc.
3.750%, 12/1/21	125,000	127,413
4.625%, 4/15/26	500,000	555,904
Corning, Inc.
2.900%, 5/15/22	650,000	667,834
Flex Ltd.
4.750%, 6/15/25	800,000	901,250
3.750%, 2/1/26	500,000	546,110
4.875%, 6/15/29	350,000	400,094
4.875%, 5/12/30	665,000	755,398
FLIR Systems, Inc.
2.500%, 8/1/30	250,000	255,570
Jabil, Inc.
4.700%, 9/15/22	1,000,000	1,071,951
3.950%, 1/12/28	270,000	296,159
3.600%, 1/15/30	150,000	160,432
Keysight Technologies, Inc.
4.550%, 10/30/24	600,000	673,356
4.600%, 4/6/27	465,000	543,536
3.000%, 10/30/29	250,000	273,338
Trimble, Inc.
4.150%, 6/15/23(x)	350,000	378,892
4.750%, 12/1/24	350,000	386,491
4.900%, 6/15/28	450,000	530,892
Tyco Electronics Group SA
3.450%, 8/1/24	335,000	359,963
3.700%, 2/15/26	250,000	279,680
3.125%, 8/15/27	365,000	398,526

		13,805,606

IT Services (0.7%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	516,245
Automatic Data Processing, Inc.
3.375%, 9/15/25	500,000	562,051
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	350,000	389,474
2.900%, 12/1/29	500,000	539,624
DXC Technology Co.
4.250%, 4/15/24	500,000	540,300
Fidelity National Information Services, Inc.
3.500%, 4/15/23	264,000	280,873
3.875%, 6/5/24	271,000	298,806
3.000%, 8/15/26	1,250,000	1,388,703
4.250%, 5/15/28	1,050,000	1,250,825
3.750%, 5/21/29	100,000	117,930
Fiserv, Inc.
3.500%, 10/1/22(x)	500,000	527,575
3.800%, 10/1/23	375,000	408,054
2.750%, 7/1/24	1,350,000	1,447,344
3.850%, 6/1/25	1,500,000	1,695,726
3.200%, 7/1/26	250,000	277,031
2.250%, 6/1/27	1,000,000	1,056,707
4.200%, 10/1/28	465,000	552,116
3.500%, 7/1/29	890,000	1,014,558
2.650%, 6/1/30	1,500,000	1,607,821
Genpact Luxembourg Sarl
3.375%, 12/1/24	250,000	261,797

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Genpact Luxembourg SARL
3.700%, 4/1/22(e)	$250,000	$255,962
Global Payments, Inc.
3.750%, 6/1/23	450,000	481,711
4.000%, 6/1/23	500,000	541,070
2.650%, 2/15/25	750,000	796,812
4.800%, 4/1/26	1,000,000	1,168,401
4.450%, 6/1/28	500,000	582,684
3.200%, 8/15/29	750,000	814,787
2.900%, 5/15/30	235,000	251,418
IBM Credit LLC
3.600%, 11/30/21	500,000	518,337
2.200%, 9/8/22(x)	400,000	414,057
3.000%, 2/6/23	750,000	794,187
International Business Machines Corp.
2.850%, 5/13/22	1,750,000	1,819,076
2.875%, 11/9/22	1,000,000	1,051,401
3.375%, 8/1/23	1,000,000	1,079,279
3.625%, 2/12/24	1,000,000	1,098,581
3.000%, 5/15/24	2,750,000	2,974,698
3.450%, 2/19/26	1,000,000	1,130,487
3.300%, 5/15/26	1,500,000	1,685,395
3.300%, 1/27/27(x)	1,095,000	1,237,400
1.700%, 5/15/27	405,000	416,894
3.500%, 5/15/29	2,965,000	3,411,978
1.950%, 5/15/30	220,000	226,463
Mastercard, Inc.
2.000%, 11/21/21	500,000	508,692
3.375%, 4/1/24	1,000,000	1,100,680
2.000%, 3/3/25	500,000	529,672
2.950%, 11/21/26	1,150,000	1,290,339
3.500%, 2/26/28	140,000	163,317
2.950%, 6/1/29	700,000	790,313
PayPal Holdings, Inc.
2.200%, 9/26/22	290,000	299,793
1.350%, 6/1/23	555,000	567,010
2.400%, 10/1/24	535,000	568,391
1.650%, 6/1/25	1,000,000	1,035,862
2.650%, 10/1/26	335,000	365,871
2.300%, 6/1/30	1,000,000	1,060,959
Visa, Inc.
2.150%, 9/15/22	1,195,000	1,234,595
2.800%, 12/14/22	1,750,000	1,842,685
3.150%, 12/14/25	3,450,000	3,856,413
0.750%, 8/15/27	465,000	460,090
2.750%, 9/15/27	300,000	335,153
Western Union Co. (The)
3.600%, 3/15/22	300,000	310,594
4.250%, 6/9/23	250,000	270,410
2.850%, 1/10/25	125,000	131,615

		54,207,092

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.
4.100%, 11/15/23	600,000	665,182
Analog Devices, Inc.
2.500%, 12/5/21	300,000	306,136
2.875%, 6/1/23	250,000	264,574
3.125%, 12/5/23	500,000	537,945
3.900%, 12/15/25	450,000	516,475
3.500%, 12/5/26	500,000	568,401
Applied Materials, Inc.
1.750%, 6/1/30	585,000	602,471
Broadcom Corp.
2.650%, 1/15/23	750,000	778,026
3.125%, 1/15/25	715,000	763,076
Broadcom, Inc.
2.250%, 11/15/23	535,000	556,278
4.700%, 4/15/25	3,500,000	3,969,131
3.150%, 11/15/25	790,000	847,035
4.250%, 4/15/26	2,025,000	2,288,428
3.459%, 9/15/26	260,000	284,778
4.110%, 9/15/28	3,692,000	4,103,470
4.750%, 4/15/29	2,500,000	2,894,674
5.000%, 4/15/30	2,500,000	2,942,086
Intel Corp.
3.300%, 10/1/21	1,257,000	1,294,533
2.350%, 5/11/22	800,000	824,517
3.100%, 7/29/22	600,000	630,291
2.700%, 12/15/22	875,000	919,681
3.700%, 7/29/25	1,795,000	2,046,363
2.600%, 5/19/26	500,000	551,152
3.150%, 5/11/27	2,000,000	2,259,261
2.450%, 11/15/29	1,605,000	1,739,458
3.900%, 3/25/30	1,000,000	1,210,709
KLA Corp.
4.100%, 3/15/29	625,000	749,162
Lam Research Corp.
3.800%, 3/15/25	350,000	395,702
3.750%, 3/15/26	750,000	861,554
4.000%, 3/15/29	530,000	635,051
Marvell Technology Group Ltd.
4.200%, 6/22/23	350,000	377,798
4.875%, 6/22/28	350,000	421,494
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	425,067
3.450%, 6/15/27	500,000	562,626
Micron Technology, Inc.
2.497%, 4/24/23	1,000,000	1,036,593
4.640%, 2/6/24	105,000	116,536
4.975%, 2/6/26	350,000	405,780
4.185%, 2/15/27	375,000	426,290
5.327%, 2/6/29	350,000	422,454
NVIDIA Corp.
3.200%, 9/16/26	850,000	962,398
NXP BV
4.875%, 3/1/24§	500,000	562,779
2.700%, 5/1/25§	100,000	105,439
5.350%, 3/1/26§	500,000	589,930
3.875%, 6/18/26§	500,000	561,258
3.150%, 5/1/27§	165,000	178,005
5.550%, 12/1/28§	335,000	412,810
4.300%, 6/18/29§	750,000	868,674
3.400%, 5/1/30§	1,215,000	1,333,973
QUALCOMM, Inc.
3.000%, 5/20/22	2,500,000	2,603,945
2.600%, 1/30/23	1,850,000	1,937,180
2.900%, 5/20/24	1,000,000	1,076,537
3.250%, 5/20/27	1,500,000	1,683,473
2.150%, 5/20/30	500,000	523,968
Texas Instruments, Inc.
1.850%, 5/15/22	500,000	512,148
2.250%, 5/1/23	750,000	784,777
2.625%, 5/15/24	216,000	231,220
1.375%, 3/12/25	105,000	108,682
2.900%, 11/3/27	355,000	399,183
2.250%, 9/4/29	320,000	343,216
Xilinx, Inc.
2.950%, 6/1/24	650,000	698,111

		57,677,944

Software (0.6%)
Adobe, Inc.
1.700%, 2/1/23	290,000	298,573
1.900%, 2/1/25	470,000	495,740
2.150%, 2/1/27	465,000	501,283
Autodesk, Inc.
4.375%, 6/15/25	600,000	687,051
3.500%, 6/15/27	1,000,000	1,135,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.850%, 1/15/30	$195,000	$213,378
CA, Inc.
4.700%, 3/15/27	250,000	278,641
Cadence Design Systems, Inc.
4.375%, 10/15/24	175,000	196,532
Intuit, Inc.
0.650%, 7/15/23	160,000	160,689
0.950%, 7/15/25	250,000	252,375
1.350%, 7/15/27	165,000	167,353
Microsoft Corp.
2.400%, 2/6/22	1,000,000	1,027,723
2.375%, 2/12/22	1,000,000	1,026,530
2.650%, 11/3/22	1,000,000	1,045,908
2.125%, 11/15/22	500,000	518,964
2.375%, 5/1/23	1,250,000	1,310,704
2.000%, 8/8/23	1,350,000	1,410,796
3.625%, 12/15/23	2,000,000	2,201,327
2.875%, 2/6/24	335,000	361,546
2.700%, 2/12/25	1,500,000	1,633,820
3.125%, 11/3/25	2,600,000	2,907,347
2.400%, 8/8/26	3,260,000	3,561,063
3.300%, 2/6/27	1,000,000	1,142,509
Oracle Corp.
2.500%, 5/15/22	2,000,000	2,061,674
2.500%, 10/15/22	1,875,000	1,952,615
2.625%, 2/15/23	805,000	845,728
3.625%, 7/15/23	1,000,000	1,086,439
2.400%, 9/15/23	1,000,000	1,055,263
3.400%, 7/8/24	2,000,000	2,204,463
2.950%, 11/15/24	750,000	816,514
2.950%, 5/15/25	3,000,000	3,269,423
2.650%, 7/15/26	2,805,000	3,063,900
3.250%, 11/15/27	1,000,000	1,128,775
2.950%, 4/1/30	5,000,000	5,590,828
salesforce.com, Inc.
3.250%, 4/11/23	375,000	401,823
3.700%, 4/11/28	375,000	443,564
VMware, Inc.
2.950%, 8/21/22	515,000	535,716
3.900%, 8/21/27	2,050,000	2,286,193

		49,278,035

Technology Hardware, Storage & Peripherals (0.7%)
Apple, Inc.
2.150%, 2/9/22	1,000,000	1,025,587
2.500%, 2/9/22	750,000	771,253
2.300%, 5/11/22	1,000,000	1,031,462
2.700%, 5/13/22	1,000,000	1,038,244
1.700%, 9/11/22	440,000	451,431
2.100%, 9/12/22	750,000	774,934
2.400%, 1/13/23	1,000,000	1,045,532
2.850%, 2/23/23	1,250,000	1,322,648
2.400%, 5/3/23	4,707,000	4,944,513
0.750%, 5/11/23	585,000	591,023
3.000%, 2/9/24	495,000	535,161
3.450%, 5/6/24	1,500,000	1,653,104
2.850%, 5/11/24	750,000	810,461
1.800%, 9/11/24	750,000	783,852
2.750%, 1/13/25	750,000	811,831
2.500%, 2/9/25	1,000,000	1,078,704
1.125%, 5/11/25	500,000	509,378
0.550%, 8/20/25	1,000,000	999,971
3.250%, 2/23/26	2,255,000	2,547,361
2.450%, 8/4/26	1,675,000	1,825,600
2.050%, 9/11/26	750,000	801,896
3.350%, 2/9/27	1,500,000	1,719,161
3.200%, 5/11/27	923,000	1,050,190
3.000%, 6/20/27	2,060,000	2,318,740
3.000%, 11/13/27	2,250,000	2,536,244
2.200%, 9/11/29	750,000	802,076
1.650%, 5/11/30	440,000	453,244
1.250%, 8/20/30(x)	1,000,000	994,379
Dell International LLC
5.450%, 6/15/23§	3,075,000	3,369,960
4.000%, 7/15/24§	500,000	540,471
6.020%, 6/15/26§	2,445,000	2,871,406
4.900%, 10/1/26§	1,300,000	1,469,283
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	375,000	384,973
4.400%, 10/15/22(e)	1,500,000	1,600,799
2.250%, 4/1/23	750,000	772,268
1.450%, 4/1/24	600,000	606,954
4.900%, 10/15/25(e)	3,000,000	3,451,453
1.750%, 4/1/26	600,000	603,932
HP, Inc.
4.050%, 9/15/22	1,000,000	1,064,576
2.200%, 6/17/25	750,000	784,748
3.000%, 6/17/27	750,000	810,108
3.400%, 6/17/30	750,000	806,104
NetApp, Inc.
3.300%, 9/29/24	500,000	544,875
1.875%, 6/22/25	215,000	221,964
2.375%, 6/22/27	300,000	312,614
2.700%, 6/22/30	300,000	308,395
Seagate HDD Cayman
4.875%, 3/1/24	300,000	326,590

		56,079,453

Total Information Technology		238,743,127

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
2.750%, 2/3/23	1,000,000	1,051,132
3.350%, 7/31/24	750,000	820,057
1.500%, 10/15/25	130,000	134,690
1.850%, 5/15/27	195,000	203,992
2.050%, 5/15/30(x)	125,000	131,757
Airgas, Inc.
3.650%, 7/15/24	450,000	495,551
Albemarle Corp.
4.150%, 12/1/24	250,000	270,726
Cabot Corp.
3.700%, 7/15/22	500,000	520,082
4.000%, 7/1/29	500,000	530,054
Celanese US Holdings LLC
4.625%, 11/15/22	450,000	483,875
3.500%, 5/8/24	300,000	323,433
Dow Chemical Co. (The)
4.550%, 11/30/25	250,000	289,255
3.625%, 5/15/26	500,000	555,041
4.800%, 11/30/28	500,000	602,584
DuPont de Nemours, Inc.
2.169%, 5/1/23	730,000	735,847
4.205%, 11/15/23	1,500,000	1,648,058
4.493%, 11/15/25	1,150,000	1,318,986
4.725%, 11/15/28	2,000,000	2,389,001
Eastman Chemical Co.
3.500%, 12/1/21	160,000	164,853
3.600%, 8/15/22	1,125,000	1,175,005
3.800%, 3/15/25	1,000,000	1,100,974
Ecolab, Inc.
3.250%, 1/14/23	500,000	530,442
2.700%, 11/1/26	215,000	239,382
EI du Pont de Nemours & Co.
1.700%, 7/15/25	145,000	150,697
FMC Corp.
4.100%, 2/1/24	1,500,000	1,636,288
3.200%, 10/1/26	350,000	386,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	$385,000	$451,612
Linde, Inc.
2.200%, 8/15/22	450,000	463,074
2.700%, 2/21/23	500,000	523,309
3.200%, 1/30/26	350,000	392,691
1.100%, 8/10/30	500,000	483,488
LYB International Finance BV
4.000%, 7/15/23	1,100,000	1,192,210
LyondellBasell Industries NV
6.000%, 11/15/21	1,800,000	1,886,578
Mosaic Co. (The)
3.250%, 11/15/22	500,000	520,978
4.250%, 11/15/23	1,000,000	1,079,581
4.050%, 11/15/27	750,000	843,898
NewMarket Corp.
4.100%, 12/15/22	167,000	177,555
Nutrien Ltd.
3.150%, 10/1/22	131,000	136,731
1.900%, 5/13/23	175,000	180,462
3.500%, 6/1/23	1,000,000	1,065,999
3.625%, 3/15/24	500,000	543,368
4.000%, 12/15/26	500,000	576,070
4.200%, 4/1/29	280,000	332,960
2.950%, 5/13/30	500,000	545,500
PPG Industries, Inc.
3.200%, 3/15/23	650,000	689,490
2.400%, 8/15/24	250,000	266,250
2.800%, 8/15/29	250,000	271,107
RPM International, Inc.
3.750%, 3/15/27	350,000	383,961
4.550%, 3/1/29	500,000	578,364
Sherwin-Williams Co. (The)
4.200%, 1/15/22	200,000	207,569
3.125%, 6/1/24	575,000	619,985
3.950%, 1/15/26	500,000	567,216
3.450%, 6/1/27	750,000	839,233
2.950%, 8/15/29	500,000	550,471
Westlake Chemical Corp.
3.600%, 8/15/26	500,000	543,632
3.375%, 6/15/30	280,000	297,122

		35,098,610

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
4.250%, 7/2/24	285,000	314,992
3.450%, 6/1/27	321,000	355,331
3.500%, 12/15/27	500,000	561,664
Series CB
2.500%, 3/15/30	235,000	244,702
Vulcan Materials Co.
4.500%, 4/1/25(x)	1,250,000	1,426,533
3.900%, 4/1/27	130,000	146,244

		3,049,466

Containers & Packaging (0.1%)
Avery Dennison Corp.
4.875%, 12/6/28	300,000	372,979
Bemis Co., Inc.
3.100%, 9/15/26	500,000	543,608
2.630%, 6/19/30	220,000	233,171
Packaging Corp. of America
4.500%, 11/1/23	200,000	220,679
3.650%, 9/15/24	1,000,000	1,095,960
3.400%, 12/15/27	360,000	402,439
Westrock Co.
3.750%, 3/15/25	500,000	557,571
WestRock RKT LLC
4.900%, 3/1/22	1,500,000	1,588,385
WRKCo. Inc.
3.000%, 9/15/24	500,000	535,369
4.650%, 3/15/26(x)	550,000	647,000
4.000%, 3/15/28	500,000	570,551
3.900%, 6/1/28	175,000	199,635

		6,967,347

Metals & Mining (0.1%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	200,000	204,250
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	682,000	703,984
Newmont Corp.
3.700%, 3/15/23	79,000	83,456
Nucor Corp.
2.000%, 6/1/25	100,000	104,542
3.950%, 5/1/28	1,350,000	1,572,842
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	500,000	540,182
1.300%, 8/15/25	310,000	308,936
2.150%, 8/15/30	275,000	267,943
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25	1,000,000	1,126,847
Southern Copper Corp.
3.500%, 11/8/22	244,000	255,514
3.875%, 4/23/25	300,000	331,401
Steel Dynamics, Inc.
2.800%, 12/15/24	500,000	527,629
2.400%, 6/15/25	465,000	485,438
Vale Overseas Ltd.
6.250%, 8/10/26	1,250,000	1,478,125
3.750%, 7/8/30	1,190,000	1,222,427

		9,213,516

Paper & Forest Products (0.0%)
Domtar Corp.
4.400%, 4/1/22	2,000,000	2,044,413
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	625,000	706,836
Suzano Austria GmbH
6.000%, 1/15/29	1,000,000	1,140,000

		3,891,249

Total Materials		58,220,188

Real Estate (1.5%)
Equity Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)
4.000%, 1/15/24	805,000	889,759
3.450%, 4/30/25	750,000	834,671
3.800%, 4/15/26	250,000	285,684
American Campus Communities Operating Partnership LP (REIT)
3.750%, 4/15/23	500,000	525,467
3.300%, 7/15/26	300,000	320,914
3.625%, 11/15/27	200,000	211,294
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	566,968
American Tower Corp. (REIT)
2.250%, 1/15/22	1,250,000	1,277,151
4.700%, 3/15/22	500,000	529,923
3.500%, 1/31/23	1,150,000	1,221,599
3.000%, 6/15/23	500,000	528,798
5.000%, 2/15/24	1,000,000	1,132,365
3.375%, 5/15/24	500,000	540,249
2.950%, 1/15/25	750,000	808,581
2.400%, 3/15/25	500,000	524,862
1.300%, 9/15/25	350,000	353,284
2.750%, 1/15/27	350,000	377,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.950%, 3/15/29	$500,000	$578,519
2.900%, 1/15/30	240,000	257,865
2.100%, 6/15/30	250,000	251,187
1.875%, 10/15/30	2,500,000	2,467,903
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	500,000	519,341
4.200%, 12/15/23	100,000	110,143
3.500%, 11/15/25	250,000	281,078
2.950%, 5/11/26(x)	1,000,000	1,108,426
2.900%, 10/15/26	250,000	277,579
3.350%, 5/15/27	175,000	196,642
Boston Properties LP (REIT)
3.850%, 2/1/23	500,000	531,469
3.125%, 9/1/23	1,000,000	1,054,640
3.200%, 1/15/25	1,750,000	1,890,510
3.400%, 6/21/29	750,000	814,457
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23	250,000	259,132
4.100%, 10/1/24	250,000	261,996
3.950%, 11/15/27	300,000	306,833
4.550%, 10/1/29	250,000	265,036
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23	750,000	776,025
3.650%, 6/15/24	300,000	311,226
3.850%, 2/1/25	355,000	379,516
4.125%, 6/15/26	275,000	299,063
3.900%, 3/15/27	250,000	264,976
4.125%, 5/15/29	375,000	405,166
4.050%, 7/1/30	375,000	401,944
Camden Property Trust (REIT)
2.950%, 12/15/22	1,150,000	1,194,883
4.100%, 10/15/28	215,000	250,826
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23	500,000	537,546
Columbia Property Trust Operating Partnership LP (REIT)
4.150%, 4/1/25	250,000	262,441
3.650%, 8/15/26	250,000	256,041
Corporate Office Properties LP (REIT)
3.600%, 5/15/23	200,000	209,158
5.000%, 7/1/25	100,000	112,719
2.250%, 3/15/26	270,000	273,116
Crown Castle International Corp. (REIT)
5.250%, 1/15/23	1,000,000	1,100,203
3.150%, 7/15/23	1,970,000	2,093,528
3.200%, 9/1/24	500,000	541,377
1.350%, 7/15/25	100,000	100,519
4.450%, 2/15/26	2,165,000	2,485,733
3.700%, 6/15/26	165,000	183,512
3.650%, 9/1/27	750,000	841,514
CubeSmart LP (REIT)
4.375%, 12/15/23(x)	485,000	533,149
3.125%, 9/1/26	250,000	270,551
4.375%, 2/15/29	150,000	176,541
CyrusOne LP (REIT)
2.900%, 11/15/24	375,000	397,054
3.450%, 11/15/29	435,000	470,644
Digital Realty Trust LP (REIT)
2.750%, 2/1/23	175,000	182,805
3.700%, 8/15/27	1,500,000	1,686,870
Duke Realty LP (REIT)
3.250%, 6/30/26	750,000	825,309
3.375%, 12/15/27	680,000	770,716
4.000%, 9/15/28	300,000	354,485
2.875%, 11/15/29	185,000	200,797
1.750%, 7/1/30	200,000	199,491
EPR Properties (REIT)
4.500%, 4/1/25	350,000	340,277
4.750%, 12/15/26	250,000	238,092
4.500%, 6/1/27	450,000	420,070
4.950%, 4/15/28	500,000	480,438
3.750%, 8/15/29	250,000	219,005
Equinix, Inc. (REIT)
2.625%, 11/18/24	635,000	673,335
1.250%, 7/15/25	265,000	265,663
1.000%, 9/15/25	750,000	744,690
2.900%, 11/18/26	455,000	491,427
5.375%, 5/15/27	825,000	896,008
1.800%, 7/15/27	215,000	216,920
1.550%, 3/15/28	375,000	375,629
3.200%, 11/18/29	455,000	499,135
2.150%, 7/15/30	1,000,000	1,010,121
ERP Operating LP (REIT)
3.000%, 4/15/23	1,000,000	1,053,061
3.375%, 6/1/25	1,000,000	1,100,233
3.250%, 8/1/27	355,000	404,085
4.150%, 12/1/28	300,000	358,392
Essex Portfolio LP (REIT)
3.250%, 5/1/23	1,000,000	1,052,955
3.500%, 4/1/25	650,000	712,546
3.375%, 4/15/26	250,000	277,161
4.000%, 3/1/29	500,000	574,789
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24	250,000	271,493
3.250%, 7/15/27	500,000	532,769
3.200%, 6/15/29	500,000	529,007
GLP Capital LP (REIT)
5.375%, 11/1/23(x)	380,000	405,301
3.350%, 9/1/24	570,000	576,823
5.250%, 6/1/25	505,000	549,011
5.375%, 4/15/26	750,000	831,675
5.750%, 6/1/28	385,000	435,743
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	425,000	470,227
Healthpeak Properties, Inc. (REIT)
4.250%, 11/15/23	25,000	27,311
3.875%, 8/15/24	1,000,000	1,103,452
3.400%, 2/1/25	500,000	546,027
4.000%, 6/1/25	350,000	394,286
3.250%, 7/15/26	175,000	195,336
3.500%, 7/15/29	200,000	222,848
Host Hotels & Resorts LP (REIT)
3.875%, 4/1/24	1,000,000	1,040,920
Series E
4.000%, 6/15/25	310,000	321,920
Kilroy Realty LP (REIT)
3.800%, 1/15/23	450,000	465,829
3.450%, 12/15/24	350,000	370,008
4.375%, 10/1/25	400,000	441,956
4.750%, 12/15/28	350,000	406,935
Kimco Realty Corp. (REIT)
3.400%, 11/1/22	500,000	527,791
3.125%, 6/1/23	1,000,000	1,057,506
2.700%, 3/1/24	250,000	261,755
3.300%, 2/1/25	610,000	660,631
1.900%, 3/1/28	200,000	195,987
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	241,707
Life Storage LP (REIT)
3.875%, 12/15/27	400,000	444,789
4.000%, 6/15/29	500,000	568,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LifeStorage LP (REIT)
3.500%, 7/1/26	$500,000	$550,223
Mid-America Apartments LP (REIT)
4.300%, 10/15/23	175,000	191,097
3.750%, 6/15/24	450,000	487,776
4.000%, 11/15/25	350,000	394,936
3.600%, 6/1/27	500,000	554,518
3.950%, 3/15/29	750,000	870,952
National Retail Properties, Inc. (REIT)
3.300%, 4/15/23	700,000	733,386
3.900%, 6/15/24	500,000	541,654
4.000%, 11/15/25	200,000	220,161
3.600%, 12/15/26	250,000	268,562
4.300%, 10/15/28	665,000	756,937
Office Properties Income Trust (REIT)
4.250%, 5/15/24	1,100,000	1,108,660
4.500%, 2/1/25	250,000	252,928
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	1,075,000	1,152,669
4.500%, 1/15/25	450,000	479,179
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	267,269
Piedmont Operating Partnership LP (REIT)
4.450%, 3/15/24	500,000	530,811
3.150%, 8/15/30	500,000	486,466
Prologis LP (REIT)
3.750%, 11/1/25	445,000	505,973
3.250%, 10/1/26	300,000	337,009
2.125%, 4/15/27	500,000	531,579
4.375%, 2/1/29	155,000	190,327
Public Storage (REIT)
2.370%, 9/15/22	250,000	257,940
3.094%, 9/15/27	300,000	336,067
3.385%, 5/1/29	320,000	369,290
Realty Income Corp. (REIT)
3.250%, 10/15/22	844,000	885,431
4.650%, 8/1/23	1,000,000	1,102,834
3.875%, 4/15/25	750,000	845,990
4.125%, 10/15/26	725,000	839,421
3.250%, 6/15/29	350,000	387,574
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	392,501
4.125%, 3/15/28	500,000	561,897
2.950%, 9/15/29	250,000	260,753
Sabra Health Care LP (REIT)
4.800%, 6/1/24	250,000	262,932
3.900%, 10/15/29	750,000	734,556
Simon Property Group LP (REIT)
2.350%, 1/30/22	500,000	507,579
2.625%, 6/15/22(x)	500,000	511,936
2.750%, 6/1/23	600,000	625,054
3.750%, 2/1/24	1,000,000	1,082,900
2.000%, 9/13/24	500,000	514,414
3.500%, 9/1/25	820,000	895,151
3.250%, 11/30/26	500,000	541,665
3.375%, 6/15/27	1,750,000	1,881,220
3.375%, 12/1/27	750,000	801,576
2.450%, 9/13/29	750,000	744,531
2.650%, 7/15/30	500,000	499,935
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	220,808
4.700%, 6/1/27	165,000	176,237
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22	300,000	305,492
SL Green Realty Corp. (REIT)
4.500%, 12/1/22	150,000	156,328
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	504,389
4.000%, 7/15/29	225,000	233,333
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	291,676
4.625%, 3/15/29	250,000	267,287
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	477,913
UDR, Inc. (REIT)
4.000%, 10/1/25	250,000	280,495
2.950%, 9/1/26	125,000	135,517
3.500%, 7/1/27	350,000	389,270
3.200%, 1/15/30	1,000,000	1,105,226
Ventas Realty LP (REIT)
3.100%, 1/15/23	500,000	519,006
3.125%, 6/15/23	600,000	628,090
3.500%, 4/15/24	750,000	801,346
3.750%, 5/1/24	50,000	53,720
2.650%, 1/15/25	1,000,000	1,042,933
3.250%, 10/15/26	800,000	841,612
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24	400,000	428,861
4.625%, 11/1/25	500,000	550,670
4.875%, 6/1/26	485,000	539,360
3.950%, 8/15/27	320,000	341,600
Vornado Realty LP (REIT)
3.500%, 1/15/25(x)	550,000	570,619
Washington REIT (REIT)
3.950%, 10/15/22	150,000	155,125
Welltower, Inc. (REIT)
4.500%, 1/15/24	1,000,000	1,103,279
3.625%, 3/15/24	565,000	609,411
2.700%, 2/15/27	250,000	263,939
4.250%, 4/15/28	1,225,000	1,395,224
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23	1,000,000	1,112,856
WP Carey, Inc. (REIT)
4.600%, 4/1/24	300,000	332,946
4.000%, 2/1/25	300,000	327,241
4.250%, 10/1/26	400,000	447,505
3.850%, 7/15/29	250,000	266,377

		112,345,023

Real Estate Management & Development (0.0%)
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,757,171
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	528,906

		2,286,077

Total Real Estate		114,631,100

Utilities (1.9%)
Electric Utilities (1.3%)
AEP Texas, Inc.
2.400%, 10/1/22	350,000	361,328
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	280,033
Alabama Power Co.
Series 17A
2.450%, 3/30/22	500,000	514,181
Series 20-A
1.450%, 9/15/30	500,000	503,304
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	437,962
2.300%, 3/1/30	150,000	154,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series F
2.950%, 12/15/22	$150,000	$156,898
Series I
3.650%, 12/1/21	335,000	346,895
Series J
4.300%, 12/1/28	500,000	587,271
Appalachian Power Co.
3.400%, 6/1/25	350,000	381,824
Arizona Public Service Co.
3.150%, 5/15/25	200,000	218,728
2.950%, 9/15/27	350,000	388,886
2.600%, 8/15/29(x)	250,000	267,682
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	415,252
Avangrid, Inc.
3.150%, 12/1/24	500,000	543,304
3.800%, 6/1/29	750,000	864,231
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	755,726
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	257,340
Series Z
2.400%, 9/1/26	250,000	267,668
Cleco Corporate Holdings LLC
3.743%, 5/1/26(e)	750,000	798,266
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	255,336
Series 122
2.950%, 8/15/27	500,000	557,178
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	156,000	162,886
Connecticut Light and Power Co. (The)
Series A
3.200%, 3/15/27	250,000	280,362
DTE Electric Co.
3.650%, 3/15/24	245,000	268,003
Duke Energy Carolinas LLC
3.350%, 5/15/22(x)	500,000	523,585
2.500%, 3/15/23	500,000	522,796
2.950%, 12/1/26	1,000,000	1,115,009
3.950%, 11/15/28	500,000	598,545
2.450%, 8/15/29	300,000	324,985
Duke Energy Corp.
2.400%, 8/15/22	300,000	309,545
3.050%, 8/15/22	1,100,000	1,143,237
3.750%, 4/15/24	350,000	383,575
0.900%, 9/15/25	310,000	309,957
3.150%, 8/15/27	750,000	820,932
3.400%, 6/15/29	310,000	348,295
2.450%, 6/1/30	250,000	263,503
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	729,485
3.800%, 7/15/28	750,000	879,869
1.750%, 6/15/30	215,000	217,963
Duke Energy Ohio, Inc.
3.800%, 9/1/23	1,000,000	1,086,109
Duke Energy Progress LLC
3.375%, 9/1/23	435,000	470,157
3.700%, 9/1/28	1,000,000	1,162,286
3.450%, 3/15/29	350,000	404,713
Edison International
2.400%, 9/15/22	400,000	405,014
3.125%, 11/15/22	90,000	92,669
2.950%, 3/15/23	300,000	306,643
3.550%, 11/15/24	200,000	211,790
5.750%, 6/15/27	40,000	43,916
4.125%, 3/15/28	500,000	511,889
Emera US Finance LP
3.550%, 6/15/26	665,000	742,261
Enel Americas SA
4.000%, 10/25/26	165,000	179,644
Enel Chile SA
4.875%, 6/12/28	750,000	881,878
Entergy Arkansas LLC
3.700%, 6/1/24	1,000,000	1,100,951
3.500%, 4/1/26	300,000	339,161
Entergy Corp.
4.000%, 7/15/22	1,000,000	1,054,720
0.900%, 9/15/25	950,000	946,439
2.950%, 9/1/26	300,000	331,510
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	536,119
Evergy Kansas Central, Inc.
2.550%, 7/1/26(x)	350,000	378,593
Evergy Metro, Inc.
3.150%, 3/15/23	250,000	263,652
3.650%, 8/15/25	500,000	562,817
Evergy, Inc.
2.450%, 9/15/24	335,000	354,737
2.900%, 9/15/29	500,000	539,869
Eversource Energy
Series H
3.150%, 1/15/25	150,000	163,299
Series K
2.750%, 3/15/22	1,000,000	1,030,988
Series L
2.900%, 10/1/24	500,000	538,766
Series M
3.300%, 1/15/28	500,000	557,283
Series N
3.800%, 12/1/23	210,000	229,759
Series Q
0.800%, 8/15/25	150,000	149,429
Series R
1.650%, 8/15/30	250,000	248,056
Exelon Corp.
3.497%, 6/1/22(e)	1,000,000	1,043,735
3.950%, 6/15/25	750,000	846,959
3.400%, 4/15/26	500,000	557,043
FirstEnergy Corp.
2.050%, 3/1/25	170,000	172,509
Series A
2.850%, 7/15/22	450,000	460,629
1.600%, 1/15/26	180,000	177,472
Series B
4.250%, 3/15/23	675,000	718,120
3.900%, 7/15/27	625,000	683,349
Florida Power & Light Co.
2.750%, 6/1/23	250,000	262,254
Fortis, Inc.
3.055%, 10/4/26	750,000	815,838
Georgia Power Co.
2.850%, 5/15/22(x)	750,000	776,485
3.250%, 4/1/26	350,000	386,292
3.250%, 3/30/27	500,000	549,505
Series A
2.100%, 7/30/23	350,000	365,413
2.200%, 9/15/24	350,000	368,048
Series B
2.650%, 9/15/29	350,000	372,824
Gulf Power Co.
Series A
3.300%, 5/30/27	250,000	280,682
Hydro-Quebec
Series HY
8.400%, 1/15/22	125,000	137,162

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Indiana Michigan Power Co.
3.850%, 5/15/28(x)	$1,250,000	$1,421,557
Interstate Power & Light Co.
3.250%, 12/1/24	500,000	547,697
4.100%, 9/26/28	450,000	538,718
3.600%, 4/1/29	500,000	574,186
Interstate Power and Light Co.
2.300%, 6/1/30	125,000	131,702
ITC Holdings Corp.
2.700%, 11/15/22	400,000	417,204
3.650%, 6/15/24	325,000	355,941
3.250%, 6/30/26	300,000	333,155
3.350%, 11/15/27	400,000	445,324
MidAmerican Energy Co.
3.500%, 10/15/24	300,000	331,602
3.100%, 5/1/27	1,000,000	1,116,780
3.650%, 4/15/29	850,000	1,002,170
Mississippi Power Co.
3.950%, 3/30/28	250,000	288,725
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22	375,000	388,294
2.800%, 1/15/23	400,000	419,444
3.150%, 4/1/24	1,000,000	1,081,607
2.750%, 5/1/25	1,000,000	1,081,391
3.250%, 4/1/26	355,000	397,418
3.550%, 5/1/27	1,500,000	1,688,382
3.500%, 4/1/29	500,000	566,023
2.250%, 6/1/30	2,500,000	2,591,230
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79(k)	500,000	567,500
Northern States Power Co.
2.150%, 8/15/22	700,000	716,786
NSTAR Electric Co.
2.375%, 10/15/22	1,000,000	1,032,897
3.200%, 5/15/27	500,000	557,565
3.250%, 5/15/29	500,000	568,934
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	399,873
Oncor Electric Delivery Co. LLC
2.750%, 6/1/24	500,000	536,578
0.550%, 10/1/25§	525,000	521,898
3.700%, 11/15/28	1,250,000	1,463,012
Pacific Gas and Electric Co.
1.750%, 6/16/22	1,770,000	1,776,101
3.450%, 7/1/25	500,000	522,952
2.100%, 8/1/27(x)	750,000	726,021
4.550%, 7/1/30	3,500,000	3,796,305
PacifiCorp
2.950%, 2/1/22	500,000	516,738
3.600%, 4/1/24	600,000	659,353
PECO Energy Co.
2.375%, 9/15/22	500,000	516,273
3.150%, 10/15/25	700,000	778,107
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	304,422
Potomac Electric Power Co.
3.600%, 3/15/24	300,000	327,229
PPL Capital Funding, Inc.
4.200%, 6/15/22	1,078,000	1,131,883
3.500%, 12/1/22	1,000,000	1,053,948
3.400%, 6/1/23	250,000	267,275
3.100%, 5/15/26	500,000	552,044
Progress Energy, Inc.
3.150%, 4/1/22	1,250,000	1,290,711
Public Service Co. of Colorado
2.250%, 9/15/22	500,000	512,899
3.700%, 6/15/28	350,000	408,136
Public Service Electric & Gas Co.
2.375%, 5/15/23	500,000	524,178
3.250%, 9/1/23	300,000	323,255
2.250%, 9/15/26	450,000	483,238
3.700%, 5/1/28	500,000	583,763
3.650%, 9/1/28	300,000	350,250
3.200%, 5/15/29	250,000	284,978
2.450%, 1/15/30	165,000	178,461
Southern California Edison Co.
2.850%, 8/1/29	660,000	691,758
2.250%, 6/1/30	355,000	358,506
Series 20C
1.200%, 2/1/26	440,000	437,651
Series A
4.200%, 3/1/29	500,000	571,631
Series B
2.400%, 2/1/22	200,000	204,456
3.650%, 3/1/28	750,000	821,535
Series C
3.500%, 10/1/23	200,000	214,346
Series D
3.400%, 6/1/23	350,000	373,131
Series E
3.700%, 8/1/25	300,000	332,764
Southern Co. (The)
2.950%, 7/1/23	575,000	609,588
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26	500,000	538,699
Series M
4.100%, 9/15/28	750,000	873,897
Southwestern Public Service Co.
3.300%, 6/15/24	300,000	324,528
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	651,249
1.500%, 8/1/30	225,000	221,827
Union Electric Co.
3.500%, 4/15/24	500,000	544,725
2.950%, 6/15/27	500,000	550,220
3.500%, 3/15/29	500,000	575,423
Virginia Electric and Power Co.
3.450%, 2/15/24	1,000,000	1,085,028
Series A
3.150%, 1/15/26	715,000	794,731
3.500%, 3/15/27	750,000	847,541
3.800%, 4/1/28(x)	500,000	586,833
2.875%, 7/15/29	175,000	196,016
Series B
2.950%, 11/15/26	500,000	557,732
Series C
2.750%, 3/15/23	1,400,000	1,464,639
Wisconsin Electric Power Co.
2.050%, 12/15/24	200,000	210,651
Wisconsin Power and Light Co.
3.050%, 10/15/27	350,000	389,933
Wisconsin Public Service Corp.
3.350%, 11/21/21	245,000	253,002
Xcel Energy, Inc.
2.600%, 3/15/22	500,000	513,677
0.500%, 10/15/23	300,000	299,874
3.300%, 6/1/25	500,000	550,110
3.350%, 12/1/26	500,000	562,414
4.000%, 6/15/28	500,000	584,813
2.600%, 12/1/29	350,000	376,129

		101,436,847

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	350,096
2.625%, 9/15/29(x)	300,000	331,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23	$750,000	$800,066
4.000%, 4/1/28	500,000	577,735
Dominion Energy Gas Holdings LLC
Series A
2.500%, 11/15/24	290,000	308,479
Series B
3.000%, 11/15/29	355,000	390,487
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	1,034,669
5.200%, 7/15/25	1,000,000	1,099,232
3.950%, 9/15/27	300,000	302,795
4.750%, 9/1/28	300,000	316,041
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	567,211
Southern California Gas Co.
3.150%, 9/15/24	550,000	596,608
Series TT
2.600%, 6/15/26	500,000	541,342
Southwest Gas Corp.
2.200%, 6/15/30	500,000	522,908

		7,738,853

Independent Power and Renewable Electricity Producers (0.0%)
Enel Generacion Chile SA
4.250%, 4/15/24	400,000	432,250
Exelon Generation Co. LLC
3.250%, 6/1/25	205,000	224,394
PSEG Power LLC
3.850%, 6/1/23	500,000	538,267
Southern Power Co.
4.150%, 12/1/25	500,000	571,747
Series E
2.500%, 12/15/21	500,000	511,281

		2,277,939

Multi-Utilities (0.4%)
Ameren Corp.
2.500%, 9/15/24	160,000	169,727
Ameren Illinois Co.
2.700%, 9/1/22(x)	500,000	519,035
3.800%, 5/15/28	350,000	402,153
Berkshire Hathaway Energy Co.
2.800%, 1/15/23	415,000	436,240
3.750%, 11/15/23	1,100,000	1,197,883
Black Hills Corp.
4.250%, 11/30/23	600,000	657,315
3.950%, 1/15/26	350,000	385,915
3.050%, 10/15/29	250,000	270,396
2.500%, 6/15/30	315,000	326,397
CenterPoint Energy, Inc.
3.600%, 11/1/21	155,000	159,959
3.850%, 2/1/24	400,000	437,937
2.500%, 9/1/24	250,000	265,285
4.250%, 11/1/28	400,000	472,531
CMS Energy Corp.
5.050%, 3/15/22	1,000,000	1,050,760
3.000%, 5/15/26	210,000	230,001
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	634,503
Series B
3.125%, 11/15/27	300,000	334,602
Series D
4.000%, 12/1/28	500,000	592,075
Consumers Energy Co.
3.800%, 11/15/28	750,000	887,938
Delmarva Power & Light Co.
3.500%, 11/15/23	750,000	813,397
Dominion Energy, Inc.
3.071%, 8/15/24(e)	180,000	193,799
4.250%, 6/1/28	500,000	584,744
Series B
2.750%, 1/15/22	500,000	511,513
Series D
2.850%, 8/15/26(x)	450,000	491,689
DTE Energy Co.
2.250%, 11/1/22	250,000	257,968
2.850%, 10/1/26	750,000	814,600
3.800%, 3/15/27	500,000	560,466
2.950%, 3/1/30	250,000	269,483
Series B
2.600%, 6/15/22(x)	175,000	180,424
3.300%, 6/15/22	300,000	311,649
Series C
3.500%, 6/1/24	1,000,000	1,084,462
2.529%, 10/1/24(e)	375,000	397,261
3.400%, 6/15/29	175,000	193,865
Series D
3.700%, 8/1/23	500,000	539,854
Series F
1.050%, 6/1/25	525,000	525,000
Series H
0.550%, 11/1/22	430,000	429,886
NiSource, Inc.
0.950%, 8/15/25	580,000	577,252
3.490%, 5/15/27	1,250,000	1,388,497
2.950%, 9/1/29	350,000	376,762
Public Service Enterprise Group, Inc.
2.650%, 11/15/22	1,000,000	1,041,293
2.875%, 6/15/24	700,000	747,772
0.800%, 8/15/25	500,000	497,148
1.600%, 8/15/30	500,000	493,854
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	540,028
Series NNN
3.600%, 9/1/23	1,650,000	1,772,692
Series VVV
1.700%, 10/1/30	235,000	233,841
Sempra Energy
2.875%, 10/1/22	563,000	586,512
2.900%, 2/1/23	165,000	172,577
3.550%, 6/15/24	250,000	272,038
3.750%, 11/15/25	300,000	336,602
3.250%, 6/15/27	500,000	548,227
Southern Co. Gas Capital Corp.
2.450%, 10/1/23	650,000	681,443
3.250%, 6/15/26	530,000	581,113
WEC Energy Group, Inc.
3.100%, 3/8/22	115,000	119,057
0.550%, 9/15/23	500,000	500,965
3.550%, 6/15/25	250,000	278,968

		29,337,353

Water Utilities (0.1%)
American Water Capital Corp.
3.850%, 3/1/24	800,000	875,963
3.400%, 3/1/25	400,000	442,136
3.750%, 9/1/28	750,000	873,285
3.450%, 6/1/29	500,000	570,916
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	339,498

		3,101,798

Total Utilities		143,892,790

Total Corporate Bonds		2,648,619,039

Foreign Government Securities (2.5%)
Canada Government Bond
2.625%, 1/25/22	$1,110,000	1,146,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 11/15/22	$3,170,000	$3,289,865
1.625%, 1/22/25	2,000,000	2,107,991
Export Development Canada
1.375%, 10/21/21	1,000,000	1,010,557
2.000%, 5/17/22	500,000	513,833
1.750%, 7/18/22	750,000	769,815
2.500%, 1/24/23	2,000,000	2,103,952
1.375%, 2/24/23	1,250,000	1,283,683
2.750%, 3/15/23(x)	1,000,000	1,061,160
2.625%, 2/21/24	1,000,000	1,079,472
Export-Import Bank of Korea
3.500%, 11/27/21	320,000	330,241
2.750%, 1/25/22	1,000,000	1,028,438
5.000%, 4/11/22	500,000	533,281
3.000%, 11/1/22	950,000	996,065
3.625%, 11/27/23	1,000,000	1,089,176
4.000%, 1/14/24	500,000	551,094
2.375%, 6/25/24	350,000	368,885
2.875%, 1/21/25	1,500,000	1,630,312
1.875%, 2/12/25	200,000	207,616
3.250%, 11/10/25	1,000,000	1,117,812
2.625%, 5/26/26	2,000,000	2,186,875
2.375%, 4/21/27	1,500,000	1,596,094
FMS Wertmanagement AoeR
2.750%, 3/6/23	1,100,000	1,166,065
2.750%, 1/30/24	1,000,000	1,071,677
Hungary Government Bond
5.375%, 2/21/23	1,000,000	1,104,687
5.375%, 3/25/24	3,000,000	3,437,813
Italian Republic Government Bond
6.875%, 9/27/23	2,000,000	2,333,032
2.375%, 10/17/24	1,000,000	1,040,584
2.875%, 10/17/29	1,000,000	1,036,250
Japan Bank for International Cooperation
2.000%, 11/4/21	665,000	676,844
2.500%, 6/1/22	770,000	797,278
2.375%, 7/21/22	250,000	259,029
1.625%, 10/17/22	335,000	343,506
2.375%, 11/16/22	945,000	984,855
1.750%, 1/23/23	200,000	206,182
0.625%, 5/22/23	525,000	527,648
3.250%, 7/20/23	890,000	959,329
3.375%, 7/31/23(x)	2,000,000	2,164,271
0.375%, 9/15/23	690,000	688,245
3.375%, 10/31/23	1,500,000	1,633,052
2.500%, 5/23/24	780,000	835,608
1.750%, 10/17/24	440,000	460,996
2.125%, 2/10/25	1,500,000	1,599,986
0.625%, 7/15/25	1,130,000	1,131,451
2.750%, 1/21/26	1,000,000	1,109,821
2.375%, 4/20/26	2,000,000	2,184,945
1.875%, 7/21/26	1,500,000	1,600,137
2.250%, 11/4/26	1,000,000	1,089,908
2.875%, 6/1/27	3,000,000	3,402,569
2.750%, 11/16/27	475,000	537,095
3.250%, 7/20/28	1,500,000	1,762,221
3.500%, 10/31/28	2,000,000	2,395,292
2.000%, 10/17/29	430,000	465,953
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	770,781
3.375%, 6/12/28	500,000	592,364
Oriental Republic of Uruguay
4.500%, 8/14/24	500,000	545,781
4.375%, 10/27/27	2,500,000	2,887,500
Province of Alberta
2.200%, 7/26/22	1,500,000	1,551,760
3.350%, 11/1/23	1,150,000	1,252,910
2.950%, 1/23/24	1,000,000	1,082,241
1.875%, 11/13/24	1,500,000	1,580,105
3.300%, 3/15/28	1,250,000	1,453,442
1.300%, 7/22/30	1,100,000	1,107,623
Province of British Columbia
2.000%, 10/23/22	1,300,000	1,348,431
1.750%, 9/27/24	300,000	316,600
2.250%, 6/2/26	1,000,000	1,097,339
Province of Manitoba
2.125%, 5/4/22	2,000,000	2,057,748
2.100%, 9/6/22	1,468,000	1,518,647
2.600%, 4/16/24	500,000	537,239
3.050%, 5/14/24	1,000,000	1,091,684
2.125%, 6/22/26	1,000,000	1,075,637
Province of New Brunswick
2.500%, 12/12/22	250,000	261,684
3.625%, 2/24/28	600,000	708,090
Province of Ontario
2.400%, 2/8/22	2,500,000	2,572,020
2.550%, 4/25/22	645,000	668,018
2.450%, 6/29/22	1,700,000	1,764,265
1.750%, 1/24/23	730,000	754,131
3.050%, 1/29/24	1,350,000	1,467,934
3.200%, 5/16/24	2,500,000	2,747,688
2.500%, 4/27/26	2,000,000	2,192,214
2.300%, 6/15/26	1,750,000	1,899,177
2.000%, 10/2/29	1,250,000	1,343,216
1.125%, 10/7/30	1,000,000	994,981
Province of Quebec
2.625%, 2/13/23	2,531,000	2,671,676
2.500%, 4/9/24	500,000	536,222
2.875%, 10/16/24	1,000,000	1,094,657
1.500%, 2/11/25	2,000,000	2,081,432
0.600%, 7/23/25	1,400,000	1,398,086
2.500%, 4/20/26	1,000,000	1,093,551
2.750%, 4/12/27	1,750,000	1,963,162
1.350%, 5/28/30	1,000,000	1,027,846
Republic of Chile
2.250%, 10/30/22	245,000	252,962
3.125%, 1/21/26	3,512,000	3,889,540
3.240%, 2/6/28	1,500,000	1,666,875
Republic of Colombia
2.625%, 3/15/23	1,200,000	1,228,500
4.000%, 2/26/24	2,000,000	2,135,625
4.500%, 1/28/26	1,000,000	1,105,312
3.875%, 4/25/27	2,250,000	2,430,000
3.000%, 1/30/30	300,000	305,813
Republic of Indonesia
2.950%, 1/11/23	1,250,000	1,301,013
4.450%, 2/11/24	340,000	376,125
3.500%, 1/11/28	1,000,000	1,093,125
4.100%, 4/24/28	800,000	909,000
Republic of Korea
3.875%, 9/11/23	250,000	273,984
2.000%, 6/19/24	350,000	366,377
2.750%, 1/19/27	1,750,000	1,928,281
3.500%, 9/20/28	1,000,000	1,178,438
2.500%, 6/19/29	505,000	561,023
Republic of Panama
4.000%, 9/22/24	890,000	974,550
3.750%, 3/16/25	3,000,000	3,277,500
3.160%, 1/23/30	1,500,000	1,629,375
Republic of Peru
4.125%, 8/25/27	1,000,000	1,165,313
2.844%, 6/20/30	1,000,000	1,087,500
Republic of Philippines
4.200%, 1/21/24	2,400,000	2,663,250
3.000%, 2/1/28	1,150,000	1,265,506
3.750%, 1/14/29	975,000	1,138,008
2.457%, 5/5/30(x)	3,360,000	3,599,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of Poland
5.000%, 3/23/22	$2,062,000	$2,208,273
3.000%, 3/17/23	1,750,000	1,855,547
4.000%, 1/22/24	2,250,000	2,497,815
3.250%, 4/6/26	1,500,000	1,692,656
State of Israel Government Bond
4.000%, 6/30/22	1,000,000	1,062,188
3.150%, 6/30/23	500,000	535,781
2.875%, 3/16/26(x)	1,500,000	1,652,344
3.250%, 1/17/28	750,000	853,359
2.500%, 1/15/30	515,000	556,200
Svensk Exportkredit AB
3.125%, 11/8/21	1,250,000	1,288,054
2.375%, 3/9/22	1,000,000	1,028,819
2.000%, 8/30/22	250,000	257,714
1.625%, 11/14/22	1,070,000	1,097,885
2.875%, 3/14/23	1,500,000	1,591,289
0.250%, 9/29/23	255,000	254,268
1.750%, 12/12/23	600,000	625,787
0.375%, 7/30/24	1,500,000	1,493,378
0.500%, 8/26/25	1,000,000	996,875
United Mexican States
3.600%, 1/30/25	2,000,000	2,156,875
4.125%, 1/21/26	1,865,000	2,072,015
4.150%, 3/28/27	2,745,000	3,051,067
3.750%, 1/11/28	855,000	919,659
4.500%, 4/22/29	455,000	510,027
3.250%, 4/16/30(x)	5,000,000	5,130,000

Total Foreign Government Securities		189,306,982

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	2,000	2,812
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T 5.491%, 11/1/39	4,000	5,866
City & County of Denver, General Obligation Bonds, Series 2010B 5.650%, 8/1/30	4,000	4,016
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845%, 1/1/38	2,000	2,008
6.395%, 1/1/40	4,000	5,957
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	4,000	6,331
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	2,000	3,162
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	8,000	11,170
City of New York, General Obligation Bonds, Series 2009- A1 5.206%, 10/1/31	4,000	4,990
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	4,000	7,145
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	204,000	308,424
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B 6.138%, 5/1/49	4,000	6,413
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	507,675
1.705%, 7/1/27	500,000	507,305
2.154%, 7/1/30	500,000	506,440
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 7.055%, 4/1/57	3,000	4,414
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B 4.053%, 7/1/26	1,000,000	1,132,180
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE 7.425%, 2/15/29	1,000,000	1,244,310
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B, AGM (Zero Coupon), 2/15/23	1,000,000	975,520
Ohio State University, Revenue Bonds, Series 2010C 4.910%, 6/1/40	4,000	5,571
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,522
5.561%, 12/1/49	3,000	4,786
Port Authority of New York and New Jersey Consolidated Notes, Series AAA 1.086%, 7/1/23	665,000	674,529
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	5,010
7.043%, 4/1/50	4,000	7,175
State of California Department of Water Resources, Revenue Bonds, Series P 2.000%, 5/1/22	350,000	359,398
State of California Federally Taxable General Obligation Bonds Various Purpose 3.375%, 4/1/25	190,000	211,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/1/28	$250,000	$290,032
State of California, California St Taxable, General Obligation Bonds 2.367%, 4/1/22	1,000,000	1,028,940
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,534
State of Wisconsin, Revenue Bonds
3.154%, 5/1/27	1,300,000	1,460,251
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	165,000	166,441
1.316%, 5/15/27	250,000	252,665
1.614%, 5/15/30	125,000	125,265
University of California
3.063%, 7/1/25	500,000	552,530

Total Municipal Bonds		10,394,639

Supranational (2.9%)
African Development Bank
3.000%, 12/6/21	295,000	304,179
1.625%, 9/16/22	1,040,000	1,061,842
2.125%, 11/16/22	250,000	258,577
3.000%, 9/20/23	3,000,000	3,242,565
African Export-Import Bank (The)
0.750%, 4/3/23	5,000,000	5,044,939
Asian Development Bank
2.125%, 11/24/21(x)	1,500,000	1,532,647
2.000%, 2/16/22	3,000,000	3,073,084
1.875%, 2/18/22	3,000,000	3,068,224
1.875%, 7/19/22	2,250,000	2,316,629
1.625%, 1/24/23	1,000,000	1,031,589
2.750%, 3/17/23	2,125,000	2,254,719
0.250%, 7/14/23	2,365,000	2,363,236
0.250%, 10/6/23	1,000,000	998,363
1.500%, 10/18/24	2,000,000	2,090,275
2.000%, 1/22/25	3,000,000	3,206,064
0.625%, 4/29/25	5,000,000	5,047,434
0.375%, 9/3/25	2,250,000	2,242,244
2.000%, 4/24/26	1,000,000	1,081,273
1.750%, 8/14/26	1,000,000	1,069,490
2.625%, 1/12/27	2,500,000	2,815,414
2.500%, 11/2/27	2,500,000	2,812,036
2.750%, 1/19/28	1,000,000	1,140,530
3.125%, 9/26/28	400,000	466,579
1.750%, 9/19/29	500,000	539,947
1.875%, 1/24/30	1,000,000	1,091,739
0.750%, 10/8/30	1,000,000	980,375
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	1,335,000	1,331,462
2.250%, 5/16/24	1,350,000	1,442,089
0.500%, 5/28/25	2,000,000	2,001,031
Corp. Andina de Fomento
3.250%, 2/11/22	750,000	772,969
4.375%, 6/15/22	1,500,000	1,579,275
2.375%, 5/12/23	750,000	777,780
3.750%, 11/23/23	1,310,000	1,414,390
1.625%, 9/23/25	750,000	750,705
Council of Europe Development Bank
1.750%, 9/26/22	1,350,000	1,389,658
2.625%, 2/13/23	450,000	474,683
2.500%, 2/27/24	825,000	883,872
1.375%, 2/27/25	750,000	779,358
European Bank for Reconstruction & Development
1.875%, 2/23/22	1,000,000	1,022,786
2.125%, 3/7/22	5,500,000	5,637,265
2.750%, 3/7/23	750,000	795,095
0.250%, 7/10/23(x)	1,000,000	999,541
1.625%, 9/27/24	350,000	367,641
1.500%, 2/13/25	290,000	303,996
European Investment Bank
2.875%, 12/15/21	1,875,000	1,934,990
2.250%, 3/15/22	2,500,000	2,573,521
2.250%, 8/15/22(x)	3,000,000	3,112,780
1.375%, 9/6/22	1,365,000	1,394,947
2.500%, 3/15/23	6,355,000	6,704,845
2.875%, 8/15/23	2,000,000	2,150,427
0.250%, 9/15/23	6,840,000	6,839,630
3.125%, 12/14/23	2,250,000	2,454,887
3.250%, 1/29/24	3,100,000	3,405,327
2.625%, 3/15/24	1,665,000	1,798,474
2.250%, 6/24/24	2,000,000	2,144,022
2.500%, 10/15/24	1,000,000	1,086,770
1.875%, 2/10/25	3,000,000	3,194,894
1.625%, 3/14/25	1,300,000	1,372,069
0.375%, 12/15/25	2,000,000	1,994,298
2.125%, 4/13/26(x)	2,000,000	2,179,921
2.375%, 5/24/27	1,000,000	1,114,064
1.625%, 10/9/29	410,000	439,829
0.750%, 9/23/30	750,000	743,030
Inter-American Development Bank
2.125%, 1/18/22	1,000,000	1,024,471
1.750%, 9/14/22(x)	2,500,000	2,571,713
3.000%, 9/26/22	350,000	369,002
2.500%, 1/18/23	3,500,000	3,678,178
0.250%, 11/15/23	2,000,000	1,995,619
2.625%, 1/16/24	2,150,000	2,311,227
3.000%, 2/21/24	2,000,000	2,179,249
2.125%, 1/15/25	2,000,000	2,145,660
1.750%, 3/14/25(x)	10,000,000	10,582,180
0.625%, 7/15/25	5,000,000	5,041,919
2.000%, 6/2/26	1,050,000	1,135,723
2.000%, 7/23/26	1,000,000	1,082,836
0.625%, 9/16/27	1,000,000	996,195
3.125%, 9/18/28(x)	750,000	887,200
2.250%, 6/18/29	1,000,000	1,121,235
International Bank for Reconstruction & Development
2.125%, 12/13/21	5,000,000	5,110,780
2.000%, 1/26/22	3,500,000	3,579,028
1.625%, 2/10/22	3,000,000	3,054,516
2.125%, 7/1/22	2,000,000	2,063,457
1.875%, 10/7/22	1,000,000	1,031,505
7.625%, 1/19/23	1,000,000	1,167,990
2.125%, 2/13/23(x)	1,319,000	1,376,463
1.750%, 4/19/23	1,000,000	1,037,804
1.875%, 6/19/23	750,000	783,048
3.000%, 9/27/23	2,250,000	2,435,176
1.500%, 8/28/24	2,000,000	2,091,823
2.500%, 11/25/24	3,500,000	3,809,416
1.625%, 1/15/25	2,500,000	2,633,393
2.125%, 3/3/25	450,000	484,256
0.750%, 3/11/25	2,000,000	2,031,867
0.625%, 4/22/25	10,000,000	10,099,532
0.375%, 7/28/25(x)	3,000,000	2,990,698
2.500%, 7/29/25	3,000,000	3,294,705
3.125%, 11/20/25	350,000	397,005
1.875%, 10/27/26	2,000,000	2,155,482
1.750%, 10/23/29	1,350,000	1,461,108
0.750%, 8/26/30	1,685,000	1,665,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
International Finance Corp.
2.000%, 10/24/22	$750,000	$776,870
0.500%, 3/20/23	250,000	251,427
2.875%, 7/31/23	805,000	863,835
1.375%, 10/16/24	1,125,000	1,168,698
0.375%, 7/16/25	735,000	731,083
2.125%, 4/7/26	2,000,000	2,176,536
0.750%, 8/27/30	750,000	742,815
Nordic Investment Bank
2.125%, 2/1/22	1,000,000	1,025,015
1.375%, 10/17/22	750,000	767,243
0.375%, 5/19/23	600,000	601,772
2.875%, 7/19/23	750,000	804,467
2.250%, 5/21/24	585,000	625,992
0.375%, 9/11/25	1,100,000	1,101,504
North American Development Bank
2.400%, 10/26/22	303,000	312,954

Total Supranational		224,323,895

U.S. Government Agency Securities (3.5%)
FFCB
2.350%, 2/12/21	500,000	504,054
1.950%, 11/2/21	1,000,000	1,019,507
0.590%, 3/25/24	25,000,000	25,002,093
0.390%, 6/17/24	10,000,000	9,988,403
FHLB
1.625%, 11/19/21	20,385,000	20,726,646
1.875%, 11/29/21	5,000,000	5,098,549
1.500%, 8/15/24(x)	3,785,000	3,969,361
2.875%, 9/13/24	2,000,000	2,201,345
0.375%, 9/4/25	6,000,000	5,993,296
3.250%, 11/16/28(x)	5,000,000	5,997,158
5.500%, 7/15/36	3,000	4,696
FHLMC
2.375%, 1/13/22	7,947,000	8,172,164
0.125%, 7/25/22	6,060,000	6,057,460
0.250%, 6/26/23	8,960,000	8,962,807
0.250%, 8/24/23	8,570,000	8,570,919
0.250%, 9/8/23	10,950,000	10,946,458
0.750%, 7/8/25	5,000,000	5,004,414
0.800%, 7/21/25	5,000,000	5,001,332
0.375%, 9/23/25	9,245,000	9,218,018
FNMA
1.375%, 10/7/21	2,000,000	2,024,802
2.000%, 1/5/22	5,000,000	5,117,421
2.625%, 1/11/22	3,180,000	3,280,910
1.875%, 4/5/22	1,000,000	1,026,134
0.250%, 5/22/23	10,000,000	10,010,312
1.750%, 7/2/24(x)	10,000,000	10,553,126
2.625%, 9/6/24	2,500,000	2,729,325
0.625%, 4/22/25	17,105,000	17,304,775
0.500%, 6/17/25	10,000,000	10,033,633
0.375%, 8/25/25	9,500,000	9,461,694
2.125%, 4/24/26	8,165,000	8,921,754
1.875%, 9/24/26	7,000,000	7,566,240
0.875%, 8/5/30	20,000,000	19,687,498
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	5,566,216
Iraq Government AID Bonds
2.149%, 1/18/22	665,000	681,449
Tennessee Valley Authority
3.875%, 2/15/21	2,830,000	2,869,446
1.875%, 8/15/22	1,000,000	1,031,317
2.875%, 9/15/24	2,400,000	2,634,262
0.750%, 5/15/25	5,000,000	5,078,182
2.875%, 2/1/27	1,000,000	1,135,602
Ukraine Government AID Bonds
1.471%, 9/29/21	1,000,000	1,011,018

Total U.S. Government Agency Securities		270,163,796

U.S. Treasury Obligations (48.2%)
U.S. Treasury Bonds
7.125%, 2/15/23	4,312,000	5,026,171
U.S. Treasury Notes
1.250%, 10/31/21	15,000,000	15,180,630
1.500%, 10/31/21	35,000,000	35,515,333
2.000%, 11/15/21	62,978,000	64,291,891
1.750%, 11/30/21	37,500,000	38,202,296
1.500%, 1/31/22	12,000,000	12,217,510
1.875%, 1/31/22	15,000,000	15,347,775
2.000%, 2/15/22	35,162,000	36,062,664
2.500%, 2/15/22	7,500,000	7,743,436
1.750%, 2/28/22	25,000,000	25,569,285
1.875%, 2/28/22	15,000,000	15,368,824
2.375%, 3/15/22	43,000,000	44,400,781
1.750%, 3/31/22	25,000,000	25,604,472
1.875%, 3/31/22	16,500,000	16,928,860
1.750%, 4/30/22	5,000,000	5,127,553
1.875%, 4/30/22	25,000,000	25,686,912
1.750%, 5/15/22	72,936,000	74,839,403
1.750%, 5/31/22	39,000,000	40,047,848
1.875%, 5/31/22	15,000,000	15,433,947
1.750%, 6/30/22	17,500,000	17,993,525
1.875%, 7/31/22	20,000,000	20,636,940
2.000%, 7/31/22	22,000,000	22,750,165
1.625%, 8/15/22	6,428,800	6,608,823
0.125%, 8/31/22	45,000,000	44,998,335
1.625%, 8/31/22	22,000,000	22,628,219
1.875%, 8/31/22	35,000,000	36,163,130
1.625%, 11/15/22	65,304,700	67,363,307
2.000%, 11/30/22	15,000,000	15,603,535
2.125%, 12/31/22	2,000,000	2,089,210
1.750%, 1/31/23	31,000,000	32,160,101
2.375%, 1/31/23	27,000,000	28,404,853
2.000%, 2/15/23	35,530,900	37,092,792
1.500%, 2/28/23	35,000,000	36,148,508
2.625%, 2/28/23	24,000,000	25,436,258
1.500%, 3/31/23	27,500,000	28,428,037
2.500%, 3/31/23	15,000,000	15,882,439
1.625%, 4/30/23	27,500,000	28,548,567
1.750%, 5/15/23	64,514,600	67,230,465
1.625%, 5/31/23	37,000,000	38,457,093
2.750%, 5/31/23	35,000,000	37,422,567
1.375%, 6/30/23	30,000,000	31,009,593
2.625%, 6/30/23	9,500,000	10,144,957
1.250%, 7/31/23	35,500,000	36,600,997
2.500%, 8/15/23	24,250,000	25,881,203
1.375%, 8/31/23	22,000,000	22,782,419
1.375%, 9/30/23	40,000,000	41,456,088
1.625%, 10/31/23	38,000,000	39,713,219
2.750%, 11/15/23	37,000,000	39,978,419
2.125%, 11/30/23	29,000,000	30,791,434
2.250%, 12/31/23	15,000,000	16,009,978
2.250%, 1/31/24	30,000,000	32,066,166
2.500%, 1/31/24	17,500,000	18,852,155
2.750%, 2/15/24	39,500,000	42,922,351
2.125%, 2/29/24	42,000,000	44,782,760
2.375%, 2/29/24	6,500,000	6,985,844
2.125%, 3/31/24	21,000,000	22,421,839
2.000%, 4/30/24	30,000,000	31,940,592
2.500%, 5/15/24	30,000,000	32,501,583
2.000%, 5/31/24	23,000,000	24,517,993
1.750%, 6/30/24	14,000,000	14,813,644
2.000%, 6/30/24	27,500,000	29,351,704
1.750%, 7/31/24	40,000,000	42,365,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 7/31/24	$35,000,000	$37,567,488
2.375%, 8/15/24	100,000,000	108,376,370
1.250%, 8/31/24	17,000,000	17,690,414
1.875%, 8/31/24	30,000,000	31,949,829
1.500%, 9/30/24	10,000,000	10,513,308
2.125%, 9/30/24	35,000,000	37,665,691
1.500%, 10/31/24	31,000,000	32,615,063
2.250%, 10/31/24	25,000,000	27,062,155
2.250%, 11/15/24	36,000,000	38,988,842
1.500%, 11/30/24	16,000,000	16,847,040
2.250%, 12/31/24	20,000,000	21,709,398
1.375%, 1/31/25	13,000,000	13,639,124
2.500%, 1/31/25	8,000,000	8,781,896
2.000%, 2/15/25	35,000,000	37,682,494
1.125%, 2/28/25	26,000,000	27,018,358
2.625%, 3/31/25	23,000,000	25,449,820
2.125%, 5/15/25	12,000,000	13,032,042
2.000%, 8/15/25	20,000,000	21,671,974
2.250%, 11/15/25	97,000,000	106,647,659
1.625%, 2/15/26	78,000,000	83,455,367
2.375%, 4/30/26	20,000,000	22,261,722
1.625%, 5/15/26	104,000,000	111,451,818
1.875%, 6/30/26	5,000,000	5,434,097
1.875%, 7/31/26	25,000,000	27,190,925
1.500%, 8/15/26	148,000,000	157,801,478
2.000%, 11/15/26	98,000,000	107,600,639
2.250%, 2/15/27	39,000,000	43,541,176
2.375%, 5/15/27	32,000,000	36,081,926
2.250%, 8/15/27	48,000,000	53,856,211
2.250%, 11/15/27	45,000,000	50,611,248
2.750%, 2/15/28	39,500,000	45,966,498
2.875%, 5/15/28	37,000,000	43,554,202
2.875%, 8/15/28	49,000,000	57,881,647
3.125%, 11/15/28	77,500,000	93,388,608
2.625%, 2/15/29	49,000,000	57,269,848
2.375%, 5/15/29	64,000,000	73,681,293
1.625%, 8/15/29	24,000,000	26,138,390
1.750%, 11/15/29	31,500,000	34,698,255
1.500%, 2/15/30	82,500,000	89,049,609
0.625%, 5/15/30	25,000,000	24,930,683
0.625%, 8/15/30	47,000,000	46,766,772

Total U.S. Treasury Obligations		3,716,054,319

Total Long-Term Debt Securities (91.5%) (Cost $6,632,527,260)		7,061,623,643

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
FHLMC,
Series Z
(ICE LIBOR USD 3 Month + 4.16%, 7.88% Floor), 8.375%(k)(x)*	17,000	151,300
FNMA,
Series S
(ICE LIBOR USD 3 Month + 4.23%, 7.75% Floor), 8.250%(k)(x)*	22,000	195,360

Total Preferred Stocks (0.0%) (Cost $18,166)		346,660

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.4%)
iShares 1-3 Year Treasury Bond ETF(x)	580,000	50,175,800
iShares 3-7 Year Treasury Bond ETF(x)	203,449	27,178,752
iShares 7-10 Year Treasury Bond ETF	25,971	3,163,787
Schwab Intermediate-Term U.S. Treasury ETF(x)	500,000	29,340,000
Schwab Short-Term U.S. Treasury ETF(x)	600,000	30,900,000
Vanguard Intermediate-Term Treasury ETF(x)	2,900,000	204,392,000
Vanguard Short-Term Treasury ETF(x)	3,600,000	223,524,000

Total Exchange Traded Funds (7.4%) (Cost $529,035,191)		568,674,339

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $10,000,017, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20 - 2/15/48; total market value $10,200,002.(xx)	$10,000,000	10,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $4,000,011, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22 - 2/15/27; total market value $4,080,005.(xx)	4,000,000	4,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $10,778,197, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27 - 11/15/39; total market value $10,993,743.(xx)	10,778,180	10,778,180
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $24,200,141, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%- 2.500%, maturing 11/15/21 - 10/31/26; total market value $26,829,818.(xx)	24,200,000	24,200,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $10,000,544, collateralized by various Common Stocks; total market value $11,113,636.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,556,449.(xx)	5,000,000	5,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $9,200,143, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $9,384,000.(xx)	$9,200,000	$9,200,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $6,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $6,120,000.(xx)	6,000,000	6,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $4,000,023, collateralized by various Common Stocks; total market value $4,446,155.(xx)	4,000,000	4,000,000

Total Repurchase Agreements		83,178,180

Total Short-Term Investments (1.2%) (Cost $93,178,180)		93,178,180

Total Investments in Securities (100.1%) (Cost $7,254,758,797)		7,723,822,822

Other Assets Less Liabilities (-0.1%)		(10,766,753)

Net Assets (100%)		$7,713,056,069

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $66,145,726 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $509,370 or 0.0% of net assets.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $92,259,934. This was collateralized by $1,055,988 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $93,178,180 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,760,973	$—	$2,760,973
Corporate Bonds
Communication Services	—	144,052,155	—	144,052,155
Consumer Discretionary	—	116,785,565	—	116,785,565
Consumer Staples	—	175,747,617	—	175,747,617
Energy	—	194,094,843	—	194,094,843
Financials	—	1,035,117,796	—	1,035,117,796
Health Care	—	253,826,139	—	253,826,139
Industrials	—	173,507,719	—	173,507,719
Information Technology	—	238,743,127	—	238,743,127
Materials	—	58,220,188	—	58,220,188
Real Estate	—	114,631,100	—	114,631,100
Utilities	—	143,892,790	—	143,892,790
Exchange Traded Funds	568,674,339	—	—	568,674,339
Foreign Government Securities	—	189,306,982	—	189,306,982
Municipal Bonds	—	10,394,639	—	10,394,639
Preferred Stocks
Financials	346,660	—	—	346,660
Short-Term Investments
Investment Company	10,000,000	—	—	10,000,000
Repurchase Agreements	—	83,178,180	—	83,178,180
Supranational	—	224,323,895	—	224,323,895
U.S. Government Agency Securities	—	270,163,796	—	270,163,796
U.S. Treasury Obligations	—	3,716,054,319	—	3,716,054,319

Total Assets	$579,020,999	$7,144,801,823	$—	$7,723,822,822

Total Liabilities	$—	$—	$—	$—

Total	$579,020,999	$7,144,801,823	$—	$7,723,822,822

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,870,299
Aggregate gross unrealized depreciation	(2,673,579)

Net unrealized appreciation	$468,196,720

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,255,626,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (2.2%)
Ambev SA*	153,300	$343,403
Banco Bradesco SA (ADR)	114,958	394,306
Itau Unibanco Holding SA (ADR)	69,238	275,567
Petroleo Brasileiro SA (ADR)	57,808	411,593

		1,424,869

Chile (0.8%)
Aguas Andinas SA, Class A	759,396	212,807
Sociedad Quimica y Minera de Chile SA (ADR)	8,216	266,363

		479,170

China (8.1%)
Baidu, Inc. (ADR)*	2,437	308,500
BYD Co. Ltd., Class H(x)	57,000	904,189
China BlueChemical Ltd., Class H	1,428,000	206,977
China Oilfield Services Ltd., Class H	535,000	375,414
China Petroleum & Chemical Corp., Class H	434,400	175,118
CNOOC Ltd.	411,000	397,835
Industrial & Commercial Bank of China Ltd., Class H	390,000	203,320
Jiangxi Copper Co. Ltd., Class H	284,000	319,419
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	135,500	569,071
Shenzhou International Group Holdings Ltd.	33,200	563,746
Sinopharm Group Co. Ltd., Class H	111,600	236,874
TravelSky Technology Ltd., Class H	303,000	647,753
Weichai Power Co. Ltd., Class H	112,000	225,803

		5,134,019

Colombia (1.2%)
Bancolombia SA (ADR)	14,157	361,711
Ecopetrol SA	859,051	425,373

		787,084

Czech Republic (0.5%)
Komercni banka A/S(x)*	14,413	302,922

India (1.7%)
HDFC Bank Ltd. (ADR)*	10,643	531,724
ICICI Bank Ltd. (ADR)*	52,556	516,626

		1,048,350

Indonesia (1.2%)
Bank Rakyat Indonesia Persero Tbk. PT	2,296,700	471,146
Indofood Sukses Makmur Tbk. PT	550,400	265,189

		736,335

Mexico (0.6%)
Grupo Financiero Banorte SAB de CV, Class O*	118,200	408,353

Singapore (0.6%)
BOC Aviation Ltd.(m)	55,100	375,352

South Africa (1.8%)
FirstRand Ltd.	93,738	230,339
Naspers Ltd., Class N*	3,528	622,256
Ninety One Ltd.*	109,590	287,560

		1,140,155

South Korea (2.4%)
CJ Corp.	2,837	195,996
Cosmax, Inc.	3,691	365,758
Samsung Electronics Co. Ltd.	18,805	947,502

		1,509,256

Taiwan (5.2%)
ASE Technology Holding Co. Ltd.	228,512	469,549
Feng TAY Enterprise Co. Ltd.	48,000	289,066
Hon Hai Precision Industry Co. Ltd.	116,800	312,688
Micro-Star International Co. Ltd.	142,000	656,083
Taiwan Semiconductor Manufacturing Co. Ltd.	76,000	1,141,412
Uni-President Enterprises Corp.	205,750	444,844

		3,313,642

Thailand (1.2%)
Kasikornbank PCL	73,600	178,743
PTT Exploration & Production PCL	188,100	473,815
PTT Global Chemical PCL	104,700	131,114

		783,672

Total Common Stocks (27.5%) (Cost $18,115,820)		17,443,179

EXCHANGE TRADED FUNDS (ETF):
Equity (49.8%)
iShares Core MSCI Emerging Markets ETF	399,347	21,085,522
Vanguard FTSE Emerging Markets ETF	243,396	10,524,443

Total Exchange Traded Funds (49.8%) (Cost $29,546,332)		31,609,965

SHORT-TERM INVESTMENT:
Investment Company (18.0%)
JPMorgan Prime Money Market Fund, IM Shares	11,403,500	11,411,482

Total Short-Term Investment (18.0%) (Cost $11,408,538)		11,411,482

Total Investments in Securities (95.3%) (Cost $59,070,690)		60,464,626
Other Assets Less Liabilities (4.7%)		2,975,458

Net Assets (100%)		$63,440,084

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $375,352 or 0.6% of net assets.

(x)

All or a portion of security is on loan at September 30, 2020, the Portfolio had loaned securities with a total value of $996,961. This was collateralized by $1,081,357 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/8/20 – 2/15/50.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Exchange Traded Funds	$31,609,965	49.8%
Investment Company	11,411,482	18.0
Information Technology	4,174,987	6.6
Financials	4,162,317	6.6
Consumer Discretionary	2,379,257	3.7
Energy	2,259,148	3.6
Consumer Staples	1,419,194	2.2
Materials	923,873	1.4
Health Care	805,945	1.3
Industrials	797,151	1.3
Communication Services	308,500	0.5
Utilities	212,807	0.3
Cash and Other	2,975,458	4.7

		100.0%

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	260	12/2020	USD	14,150,500	154,047

					154,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$1,424,869	$—	$—	$1,424,869
Chile	479,170	—	—	479,170
China	308,500	4,825,519	—	5,134,019
Colombia	787,084	—	—	787,084
Czech Republic	—	302,922	—	302,922
India	1,048,350	—	—	1,048,350
Indonesia	—	736,335	—	736,335
Mexico	408,353	—	—	408,353
Singapore	—	375,352	—	375,352
South Africa	—	1,140,155	—	1,140,155
South Korea	—	1,509,256	—	1,509,256
Taiwan	—	3,313,642	—	3,313,642
Thailand	—	783,672	—	783,672
Exchange Traded Funds	31,609,965	—	—	31,609,965
Futures	154,047	—	—	154,047
Short-Term Investment
Investment Company	11,411,482	—	—	11,411,482

Total Assets	$47,631,820	$12,986,853	$—	$60,618,673

Total Liabilities	$—	$—	$—	$—

Total	$47,631,820	$12,986,853	$—	$60,618,673

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,086,392
Aggregate gross unrealized depreciation	(4,181,703)

Net unrealized appreciation	$904,689

Federal income tax cost of investments in securities and derivative instruments, if applicable	$59,713,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	1,653,204	$47,132,846
CenturyLink, Inc.	229,133	2,311,952
Verizon Communications, Inc.	960,136	57,118,491

		106,563,289

Entertainment (2.0%)
Activision Blizzard, Inc.	179,068	14,495,554
Electronic Arts, Inc.*	66,980	8,734,862
Live Nation Entertainment, Inc.*	32,910	1,773,191
Netflix, Inc.*	102,320	51,163,069
Take-Two Interactive Software, Inc.*	26,544	4,385,600
Walt Disney Co. (The)(x)	419,312	52,028,233

		132,580,509

Interactive Media & Services (5.5%)
Alphabet, Inc., Class A*	69,799	102,297,414
Alphabet, Inc., Class C*	68,193	100,216,433
Facebook, Inc., Class A*	557,852	146,101,439
Twitter, Inc.*	183,474	8,164,593

		356,779,879

Media (1.3%)
Charter Communications, Inc., Class A*	34,701	21,665,222
Comcast Corp., Class A	1,057,754	48,931,700
Discovery, Inc., Class A(x)*	37,166	809,104
Discovery, Inc., Class C*	71,797	1,407,221
DISH Network Corp., Class A*	57,210	1,660,806
Fox Corp., Class A	79,678	2,217,439
Fox Corp., Class B	36,281	1,014,779
Interpublic Group of Cos., Inc. (The)	90,426	1,507,402
News Corp., Class A	90,250	1,265,305
News Corp., Class B	28,211	394,390
Omnicom Group, Inc.	49,850	2,467,575
ViacomCBS, Inc.(x)	130,785	3,663,288

		87,004,231

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.*	134,927	15,430,252

Total Communication Services		698,358,160

Consumer Discretionary (11.4%)
Auto Components (0.1%)
Aptiv plc	62,636	5,742,468
BorgWarner, Inc.	48,070	1,862,232

		7,604,700

Automobiles (0.2%)
Ford Motor Co.	906,598	6,037,943
General Motors Co.	292,194	8,646,020

		14,683,963

Distributors (0.1%)
Genuine Parts Co.	33,410	3,179,630
LKQ Corp.*	64,937	1,800,703

		4,980,333

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	120,100	1,823,118
Chipotle Mexican Grill, Inc.*	6,501	8,085,359
Darden Restaurants, Inc.	30,150	3,037,311
Domino’s Pizza, Inc.	9,158	3,894,714
Hilton Worldwide Holdings, Inc.	64,315	5,487,356
Las Vegas Sands Corp.	76,112	3,551,386
Marriott International, Inc., Class A	61,617	5,704,502
McDonald’s Corp.	172,650	37,894,949
MGM Resorts International	94,926	2,064,641
Norwegian Cruise Line Holdings Ltd.(x)*	63,931	1,093,859
Royal Caribbean Cruises Ltd.	41,273	2,671,601
Starbucks Corp.	271,208	23,302,191
Wynn Resorts Ltd.(x)	22,429	1,610,626
Yum! Brands, Inc.	69,930	6,384,609

		106,606,222

Household Durables (0.4%)
DR Horton, Inc.(x)	76,700	5,800,821
Garmin Ltd.	34,560	3,278,362
Leggett & Platt, Inc.	30,700	1,263,919
Lennar Corp., Class A	63,650	5,198,932
Mohawk Industries, Inc.*	13,800	1,346,742
Newell Brands, Inc.	87,580	1,502,873
NVR, Inc.*	830	3,388,989
PulteGroup, Inc.	62,207	2,879,562
Whirlpool Corp.	14,416	2,650,958

		27,311,158

Internet & Direct Marketing Retail (5.2%)
Amazon.com, Inc.*	98,831	311,192,134
Booking Holdings, Inc.*	9,556	16,347,258
eBay, Inc.	154,250	8,036,425
Etsy, Inc.*	27,608	3,357,961
Expedia Group, Inc.	31,439	2,882,642

		341,816,420

Leisure Products (0.0%)
Hasbro, Inc.	29,508	2,440,902

Multiline Retail (0.6%)
Dollar General Corp.	57,750	12,105,555
Dollar Tree, Inc.*	54,995	5,023,243
Target Corp.	116,170	18,287,482

		35,416,280

Specialty Retail (2.5%)
Advance Auto Parts, Inc.	16,037	2,461,679
AutoZone, Inc.*	5,430	6,394,585
Best Buy Co., Inc.	53,375	5,940,104
CarMax, Inc.*	37,806	3,474,749
Gap, Inc. (The)	47,655	811,565
Home Depot, Inc. (The)	249,818	69,376,957
L Brands, Inc.	54,117	1,721,462
Lowe’s Cos., Inc.	175,380	29,088,527
O’Reilly Automotive, Inc.*	17,184	7,923,199
Ross Stores, Inc.	82,540	7,702,633
Tiffany & Co.	25,060	2,903,201
TJX Cos., Inc. (The)	278,200	15,481,830
Tractor Supply Co.	26,915	3,857,996
Ulta Beauty, Inc.*	13,041	2,920,923

		160,059,410

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	80,703	1,271,072
NIKE, Inc., Class B	288,800	36,255,952
PVH Corp.	16,456	981,436
Ralph Lauren Corp.	11,100	754,467
Tapestry, Inc.	64,000	1,000,320
Under Armour, Inc., Class A*	43,716	490,930
Under Armour, Inc., Class C*	45,027	443,066
VF Corp.	74,050	5,202,013

		46,399,256

Total Consumer Discretionary		747,318,644

Consumer Staples (6.9%)
Beverages (1.6%)
Brown-Forman Corp., Class B	42,312	3,186,940
Coca-Cola Co. (The)	896,916	44,280,743
Constellation Brands, Inc., Class A .	38,950	7,381,414
Molson Coors Beverage Co., Class B	43,550	1,461,538
Monster Beverage Corp.*	85,570	6,862,714
PepsiCo, Inc.	321,303	44,532,596

		107,705,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	102,450	$36,369,750
Kroger Co. (The)	180,500	6,120,755
Sysco Corp.	117,900	7,335,738
Walgreens Boots Alliance, Inc.	166,850	5,993,252
Walmart, Inc.	322,118	45,067,529

		100,887,024

Food Products (1.1%)
Archer-Daniels-Midland Co.	128,866	5,990,980
Campbell Soup Co.	46,900	2,268,553
Conagra Brands, Inc.	113,250	4,044,158
General Mills, Inc.	141,700	8,740,056
Hershey Co. (The)	34,200	4,902,228
Hormel Foods Corp.	65,016	3,178,632
J M Smucker Co. (The)	26,447	3,055,158
Kellogg Co.	58,800	3,797,892
Kraft Heinz Co. (The)	150,327	4,502,294
Lamb Weston Holdings, Inc.	33,709	2,233,895
McCormick & Co., Inc. (Non-Voting)	28,750	5,580,375
Mondelez International, Inc., Class A	331,331	19,034,966
Tyson Foods, Inc., Class A	68,250	4,059,510

		71,388,697

Household Products (1.8%)
Church & Dwight Co., Inc.	57,298	5,369,396
Clorox Co. (The)	29,250	6,147,472
Colgate-Palmolive Co.	198,850	15,341,278
Kimberly-Clark Corp.	79,094	11,679,020
Procter & Gamble Co. (The)	577,691	80,293,272

		118,830,438

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A(x)	52,350	11,425,388

Tobacco (0.7%)
Altria Group, Inc.	431,200	16,661,568
Philip Morris International, Inc.	361,250	27,090,137

		43,751,705

Total Consumer Staples		453,989,197

Energy (2.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	152,257	2,023,496
Halliburton Co.	203,750	2,455,187
National Oilwell Varco, Inc.	89,997	815,373
Schlumberger NV	322,034	5,010,849
TechnipFMC plc	97,991	618,323

		10,923,228

Oil, Gas & Consumable Fuels (1.8%)
Apache Corp.	87,580	829,383
Cabot Oil & Gas Corp.	92,436	1,604,689
Chevron Corp.	433,184	31,189,248
Concho Resources, Inc.	45,578	2,010,901
ConocoPhillips	248,784	8,170,067
Devon Energy Corp.	88,800	840,048
Diamondback Energy, Inc.	36,602	1,102,452
EOG Resources, Inc.	135,000	4,851,900
Exxon Mobil Corp.#	981,033	33,678,863
Hess Corp.	63,350	2,592,916
HollyFrontier Corp.	34,539	680,764
Kinder Morgan, Inc.	451,616	5,568,425
Marathon Oil Corp.	183,114	748,936
Marathon Petroleum Corp.	150,957	4,429,078
Noble Energy, Inc.	112,406	961,071
Occidental Petroleum Corp.	194,144	1,943,382
ONEOK, Inc.(x)	103,041	2,677,005
Phillips 66	101,242	5,248,385
Pioneer Natural Resources Co.	38,029	3,270,114
Valero Energy Corp.	94,585	4,097,422
Williams Cos., Inc. (The)	281,571	5,532,870

		122,027,919

Total Energy		132,951,147

Financials (9.6%)
Banks (3.3%)
Bank of America Corp.	1,769,108	42,617,812
Citigroup, Inc.	483,000	20,822,130
Citizens Financial Group, Inc.	99,021	2,503,251
Comerica, Inc.	32,250	1,233,563
Fifth Third Bancorp	165,217	3,522,426
First Republic Bank	39,874	4,348,658
Huntington Bancshares, Inc.	235,988	2,164,010
JPMorgan Chase & Co.	707,091	68,071,651
KeyCorp	226,400	2,700,952
M&T Bank Corp.	29,700	2,735,073
People’s United Financial, Inc.	98,543	1,015,978
PNC Financial Services Group, Inc. (The)	98,479	10,823,827
Regions Financial Corp.	222,752	2,568,331
SVB Financial Group*	12,062	2,902,358
Truist Financial Corp.	312,593	11,894,164
US Bancorp	318,045	11,401,913
Wells Fargo & Co.	955,937	22,474,079
Zions Bancorp NA	37,950	1,108,899

		214,909,075

Capital Markets (2.5%)
Ameriprise Financial, Inc.	27,907	4,300,748
Bank of New York Mellon Corp. (The)	189,019	6,490,912
BlackRock, Inc.	32,912	18,547,557
Cboe Global Markets, Inc.	25,162	2,207,714
Charles Schwab Corp. (The)	269,055	9,747,863
CME Group, Inc.	83,215	13,922,702
E*TRADE Financial Corp.	51,240	2,564,562
Franklin Resources, Inc.	62,001	1,261,720
Goldman Sachs Group, Inc. (The)	79,792	16,035,798
Intercontinental Exchange, Inc.	130,180	13,024,509
Invesco Ltd.	87,301	996,104
MarketAxess Holdings, Inc.	8,820	4,247,624
Moody’s Corp.	37,476	10,862,419
Morgan Stanley	278,013	13,441,928
MSCI, Inc.	19,428	6,931,522
Nasdaq, Inc.	26,673	3,273,044
Northern Trust Corp.	48,200	3,758,154
Raymond James Financial, Inc.	28,314	2,060,127
S&P Global, Inc.	55,950	20,175,570
State Street Corp.	81,720	4,848,448
T. Rowe Price Group, Inc.	52,686	6,755,399

		165,454,424

Consumer Finance (0.5%)
American Express Co.	151,310	15,168,827
Capital One Financial Corp.	105,894	7,609,543
Discover Financial Services	71,021	4,103,593
Synchrony Financial	125,962	3,296,426

		30,178,389

Diversified Financial Services (1.5%)
Berkshire Hathaway, Inc., Class B* .	459,926	97,936,642

Insurance (1.8%)
Aflac, Inc.	153,800	5,590,630
Allstate Corp. (The)	72,376	6,813,477
American International Group, Inc.	199,848	5,501,815
Aon plc, Class A	53,775	11,093,782
Arthur J Gallagher & Co.	44,416	4,689,441
Assurant, Inc.	13,830	1,677,717
Chubb Ltd.	104,750	12,163,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Financial Corp.	34,613	$2,698,776
Everest Re Group Ltd.	9,245	1,826,257
Globe Life, Inc.	22,662	1,810,694
Hartford Financial Services Group, Inc. (The)	83,050	3,061,223
Lincoln National Corp.	42,078	1,318,304
Loews Corp.	55,297	1,921,571
Marsh & McLennan Cos., Inc.	117,550	13,482,985
MetLife, Inc.	178,999	6,653,393
Principal Financial Group, Inc.	59,200	2,383,984
Progressive Corp. (The)	135,800	12,856,186
Prudential Financial, Inc.	91,600	5,818,432
Travelers Cos., Inc. (The)	58,674	6,347,940
Unum Group	47,220	794,713
W R Berkley Corp.	32,596	1,993,245
Willis Towers Watson plc	29,901	6,243,927

		116,742,062

Total Financials		625,220,592

Health Care (14.1%)
Biotechnology (2.1%)
AbbVie, Inc.	409,474	35,865,828
Alexion Pharmaceuticals, Inc.*	50,800	5,813,044
Amgen, Inc.	135,868	34,532,211
Biogen, Inc.*	36,739	10,422,120
Gilead Sciences, Inc.	290,858	18,379,317
Incyte Corp.*	43,106	3,868,332
Regeneron Pharmaceuticals, Inc.*	24,325	13,616,648
Vertex Pharmaceuticals, Inc.*	60,433	16,445,028

		138,942,528

Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	410,820	44,709,541
ABIOMED, Inc.*	10,461	2,898,325
Align Technology, Inc.*	16,637	5,446,288
Baxter International, Inc.	117,450	9,445,329
Becton Dickinson and Co.	67,315	15,662,854
Boston Scientific Corp.*	331,956	12,684,039
Cooper Cos., Inc. (The)	11,428	3,852,607
Danaher Corp.	146,550	31,556,612
Dentsply Sirona, Inc.	50,678	2,216,149
DexCom, Inc.*	22,231	9,164,285
Edwards Lifesciences Corp.*	144,174	11,507,969
Hologic, Inc.*	60,039	3,990,792
IDEXX Laboratories, Inc.*	19,754	7,765,495
Intuitive Surgical, Inc.(x)*	27,189	19,291,683
Medtronic plc	311,902	32,412,856
ResMed, Inc.	33,658	5,769,991
STERIS plc	19,702	3,471,295
Stryker Corp.	75,800	15,794,446
Teleflex, Inc.	10,767	3,665,302
Varian Medical Systems, Inc.*	21,188	3,644,336
West Pharmaceutical Services, Inc.	17,146	4,713,435
Zimmer Biomet Holdings, Inc.	48,050	6,541,527

		256,205,156

Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	34,050	3,300,126
Anthem, Inc.	58,350	15,672,226
Cardinal Health, Inc.	67,825	3,184,384
Centene Corp.*	134,431	7,841,360
Cigna Corp.	85,149	14,425,092
CVS Health Corp.	303,610	17,730,824
DaVita, Inc.*	18,638	1,596,345
HCA Healthcare, Inc.	61,180	7,627,922
Henry Schein, Inc.*	33,032	1,941,621
Humana, Inc.	30,700	12,706,423
Laboratory Corp. of America Holdings*	22,550	4,245,489
McKesson Corp.	37,631	5,604,385
Quest Diagnostics, Inc.	31,150	3,566,364
UnitedHealth Group, Inc.	220,500	68,745,285
Universal Health Services, Inc., Class B	17,950	1,921,009

		170,108,855

Health Care Technology (0.1%)
Cerner Corp.	70,842	5,121,168

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	71,473	7,214,485
Bio-Rad Laboratories, Inc., Class A*	5,010	2,582,455
Illumina, Inc.*	33,928	10,486,466
IQVIA Holdings, Inc.*	44,419	7,001,767
Mettler-Toledo International, Inc.* .	5,574	5,383,090
PerkinElmer, Inc.	25,950	3,256,985
Thermo Fisher Scientific, Inc.	91,800	40,531,536
Waters Corp.*	14,400	2,817,792

		79,274,576

Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	522,923	31,527,028
Catalent, Inc.*	38,026	3,257,307
Eli Lilly and Co.	184,148	27,257,587
Johnson & Johnson	610,860	90,944,837
Merck & Co., Inc.	586,817	48,676,470
Mylan NV*	119,850	1,777,375
Perrigo Co. plc	31,639	1,452,546
Pfizer, Inc.	1,289,311	47,317,714
Zoetis, Inc.	110,224	18,227,743

		270,438,607

Total Health Care		920,090,890

Industrials (8.2%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	123,124	20,347,472
General Dynamics Corp.	53,900	7,461,377
Howmet Aerospace, Inc.	91,032	1,522,055
Huntington Ingalls Industries, Inc.	9,406	1,323,895
L3Harris Technologies, Inc.	50,199	8,525,798
Lockheed Martin Corp.	57,108	21,888,354
Northrop Grumman Corp.	36,020	11,363,950
Raytheon Technologies Corp.	354,379	20,390,968
Teledyne Technologies, Inc.*	8,566	2,657,259
Textron, Inc.	52,900	1,909,161
TransDigm Group, Inc.	12,651	6,010,743

		103,401,032

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	31,202	3,188,532
Expeditors International of
Washington, Inc.	38,848	3,516,521
FedEx Corp.	55,960	14,075,059
United Parcel Service, Inc., Class B .	164,100	27,343,983

		48,124,095

Airlines (0.2%)
Alaska Air Group, Inc.	28,644	1,049,230
American Airlines Group, Inc.(x)	117,963	1,449,765
Delta Air Lines, Inc.	147,973	4,525,014
Southwest Airlines Co.	136,818	5,130,675
United Airlines Holdings, Inc.*	67,424	2,342,984

		14,497,668

Building Products (0.5%)
A O Smith Corp.	31,315	1,653,432
Allegion plc	21,338	2,110,541
Carrier Global Corp.	188,916	5,769,495
Fortune Brands Home & Security, Inc.	32,046	2,772,620
Ingersoll-Rand plc	55,515	6,731,194
Johnson Controls International plc	172,567	7,049,362
Masco Corp.	60,600	3,340,878

		29,427,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.4%)
Cintas Corp.	20,200	$6,723,166
Copart, Inc.*	47,942	5,041,581
Republic Services, Inc.	48,751	4,550,906
Rollins, Inc.	34,200	1,853,298
Waste Management, Inc.	90,156	10,202,954

		28,371,905

Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	30,114	2,793,676
Quanta Services, Inc.	32,000	1,691,520

		4,485,196

Electrical Equipment (0.5%)
AMETEK, Inc.	53,248	5,292,851
Eaton Corp. plc	92,825	9,470,935
Emerson Electric Co.	138,600	9,088,002
Rockwell Automation, Inc.	26,900	5,936,292

		29,788,080

Industrial Conglomerates (1.1%)
3M Co.	133,650	21,408,057
General Electric Co.	2,031,015	12,653,223
Honeywell International, Inc.	162,862	26,808,714
Roper Technologies, Inc.	24,305	9,603,149

		70,473,143

Machinery (1.6%)
Caterpillar, Inc.	125,600	18,733,240
Cummins, Inc.	34,250	7,232,230
Deere & Co.	72,700	16,112,501
Dover Corp.	33,400	3,618,556
Flowserve Corp.	30,141	822,548
Fortive Corp.	78,125	5,953,906
IDEX Corp.	17,493	3,190,898
Illinois Tool Works, Inc.	66,795	12,905,462
Ingersoll Rand, Inc.*	86,121	3,065,908
Otis Worldwide Corp.	94,458	5,896,068
PACCAR, Inc.	80,300	6,847,984
Parker-Hannifin Corp.	29,800	6,029,732
Pentair plc	38,458	1,760,223
Snap-on, Inc.	12,600	1,853,838
Stanley Black & Decker, Inc.	37,046	6,008,861
Westinghouse Air Brake Technologies Corp.	41,412	2,562,575
Xylem, Inc.	41,700	3,507,804

		106,102,334

Professional Services (0.3%)
Equifax, Inc.	28,150	4,416,735
IHS Markit Ltd.	86,526	6,793,156
Nielsen Holdings plc	82,721	1,172,984
Robert Half International, Inc.(x)	26,500	1,402,910
Verisk Analytics, Inc.	37,629	6,973,030

		20,758,815

Road & Rail (1.0%)
CSX Corp.	177,500	13,786,425
JB Hunt Transport Services, Inc.	19,340	2,444,189
Kansas City Southern	21,890	3,958,369
Norfolk Southern Corp.	59,200	12,668,208
Old Dominion Freight Line, Inc.	22,302	4,034,878
Union Pacific Corp.	157,500	31,007,025

		67,899,094

Trading Companies & Distributors (0.2%)
Fastenal Co.	133,032	5,998,413
United Rentals, Inc.*	16,750	2,922,875
WW Grainger, Inc.	10,450	3,728,246

		12,649,534

Total Industrials		535,978,418

Information Technology (27.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	12,656	2,618,906
Cisco Systems, Inc.	982,250	38,690,827
F5 Networks, Inc.*	14,150	1,737,196
Juniper Networks, Inc.	76,890	1,653,135
Motorola Solutions, Inc.	39,424	6,182,077

		50,882,141

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	69,232	7,495,749
CDW Corp.	33,071	3,952,976
Corning, Inc.	176,542	5,721,726
FLIR Systems, Inc	30,407	1,090,091
IPG Photonics Corp.*	8,279	1,407,182
Keysight Technologies, Inc.*	43,401	4,287,151
TE Connectivity Ltd.	76,520	7,479,065
Zebra Technologies Corp., Class A*	12,375	3,124,192

		34,558,132

IT Services (5.5%)
Accenture plc, Class A	147,600	33,356,124
Akamai Technologies, Inc.*	37,698	4,167,137
Automatic Data Processing, Inc.	99,760	13,915,522
Broadridge Financial Solutions, Inc.	26,681	3,521,892
Cognizant Technology Solutions Corp., Class A	125,750	8,729,565
DXC Technology Co.	58,941	1,052,097
Fidelity National Information Services, Inc.	143,781	21,166,001
Fiserv, Inc.*	128,963	13,289,637
FleetCor Technologies, Inc.*	19,473	4,636,521
Gartner, Inc.*	20,707	2,587,340
Global Payments, Inc	69,388	12,321,921
International Business Machines Corp.	206,597	25,136,657
Jack Henry & Associates, Inc.	17,762	2,887,924
Leidos Holdings, Inc.	30,946	2,758,836
Mastercard, Inc., Class A	205,000	69,324,850
Paychex, Inc.	74,285	5,925,714
PayPal Holdings, Inc.*	272,200	53,631,566
VeriSign, Inc.*	23,450	4,803,733
Visa, Inc., Class A	391,222	78,232,663
Western Union Co. (The)	95,279	2,041,829

		363,487,529

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc.*	272,412	22,335,060
Analog Devices, Inc.	85,712	10,006,019
Applied Materials, Inc.	211,900	12,597,455
Broadcom, Inc.	93,390	34,023,845
Intel Corp.	986,830	51,098,057
KLA Corp.	36,100	6,994,014
Lam Research Corp.	33,838	11,225,757
Maxim Integrated Products, Inc.	61,932	4,187,223
Microchip Technology, Inc.	58,486	6,010,021
Micron Technology, Inc.*	257,700	12,101,592
NVIDIA Corp.	143,150	77,475,643
Qorvo, Inc.*	26,525	3,421,990
QUALCOMM, Inc.	261,797	30,808,271
Skyworks Solutions, Inc.	38,747	5,637,689
Teradyne, Inc.	38,470	3,056,826
Texas Instruments, Inc.	212,531	30,347,301
Xilinx, Inc.	56,650	5,905,196

		327,231,959

Software (9.1%)
Adobe, Inc.*	111,280	54,575,050
ANSYS, Inc.*	19,928	6,521,039
Autodesk, Inc.*	50,880	11,753,789
Cadence Design Systems, Inc.*	64,635	6,892,030
Citrix Systems, Inc.	28,650	3,945,392
Fortinet, Inc.*	31,096	3,663,420
Intuit, Inc.	60,800	19,833,568
Microsoft Corp.	1,755,966	369,332,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	137,100	$2,857,164
Oracle Corp.	448,567	26,779,450
Paycom Software, Inc.*	11,418	3,554,423
salesforce.com, Inc.*	211,116	53,057,673
ServiceNow, Inc.*	44,535	21,599,475
Synopsys, Inc.*	35,170	7,525,677
Tyler Technologies, Inc.*	9,407	3,278,904

		595,169,383

Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	3,730,169	431,990,872
Hewlett Packard Enterprise Co.	298,419	2,796,186
HP, Inc.	318,619	6,050,575
NetApp, Inc.	51,480	2,256,883
Seagate Technology plc	51,690	2,546,766
Western Digital Corp.	70,142	2,563,690
Xerox Holdings Corp.	41,454	778,092

		448,983,064

Total Information Technology .		1,820,312,208

Materials (2.6%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	51,250	15,265,325
Albemarle Corp.	24,584	2,194,860
Celanese Corp.	27,430	2,947,353
CF Industries Holdings, Inc.	49,575	1,522,448
Corteva, Inc.	173,651	5,002,885
Dow, Inc.	171,951	8,090,295
DuPont de Nemours, Inc.	170,250	9,445,470
Eastman Chemical Co.	31,350	2,449,062
Ecolab, Inc.	57,641	11,518,977
FMC Corp.	30,060	3,183,655
International Flavors & Fragrances, Inc.	24,750	3,030,638
Linde plc	121,949	29,039,715
LyondellBasell Industries NV, Class A	59,627	4,203,107
Mosaic Co. (The)	80,010	1,461,783
PPG Industries, Inc.	54,700	6,677,776
Sherwin-Williams Co. (The)	19,100	13,307,734

		119,341,083

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	14,423	3,394,597
Vulcan Materials Co.	30,750	4,167,855

		7,562,452

Containers & Packaging (0.4%)
Amcor plc	363,926	4,021,382
Avery Dennison Corp.	19,300	2,467,312
Ball Corp.(x)	75,700	6,292,184
International Paper Co.	91,135	3,694,613
Packaging Corp. of America	21,921	2,390,485
Sealed Air Corp.	36,034	1,398,480
Westrock Co.	60,156	2,089,819

		22,354,275

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.(x)	336,888	5,268,928
Newmont Corp.	186,272	11,818,959
Nucor Corp.	70,000	3,140,200

		20,228,087

Total Materials		169,485,897

Real Estate (2.6%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	27,210	4,353,600
American Tower Corp. (REIT)	102,942	24,884,170
Apartment Investment and Management Co. (REIT), Class A	34,450	1,161,654
AvalonBay Communities, Inc. (REIT)	32,614	4,870,575
Boston Properties, Inc. (REIT)	32,830	2,636,249
Crown Castle International Corp. (REIT)	97,360	16,210,440
Digital Realty Trust, Inc. (REIT)	62,423	9,161,200
Duke Realty Corp. (REIT)	85,905	3,169,895
Equinix, Inc. (REIT)	20,595	15,654,877
Equity Residential (REIT)	79,380	4,074,575
Essex Property Trust, Inc. (REIT)	15,157	3,043,374
Extra Space Storage, Inc. (REIT)	29,893	3,198,252
Federal Realty Investment Trust (REIT)	15,931	1,169,973
Healthpeak Properties, Inc. (REIT) .	124,858	3,389,895
Host Hotels & Resorts, Inc. (REIT) .	163,589	1,765,125
Iron Mountain, Inc. (REIT)	66,784	1,789,143
Kimco Realty Corp. (REIT)	100,330	1,129,716
Mid-America Apartment Communities, Inc. (REIT)	26,492	3,071,747
Prologis, Inc. (REIT)	171,325	17,238,722
Public Storage (REIT)	35,310	7,864,243
Realty Income Corp. (REIT)	80,031	4,861,883
Regency Centers Corp. (REIT)	36,550	1,389,631
SBA Communications Corp. (REIT)	26,002	8,281,117
Simon Property Group, Inc. (REIT) .	70,925	4,587,429
SL Green Realty Corp. (REIT)	16,940	785,508
UDR, Inc. (REIT)	68,374	2,229,676
Ventas, Inc. (REIT)	86,566	3,632,309
Vornado Realty Trust (REIT)	36,305	1,223,842
Welltower, Inc. (REIT)	96,733	5,329,021
Weyerhaeuser Co. (REIT)	173,141	4,937,981

		167,095,822

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	77,730	3,650,978

Total Real Estate		170,746,800

Utilities (2.9%)
Electric Utilities (1.8%)
Alliant Energy Corp.	57,892	2,990,122
American Electric Power Co., Inc.	115,080	9,405,488
Duke Energy Corp.	170,600	15,108,336
Edison International	87,750	4,461,210
Entergy Corp.	46,400	4,571,792
Evergy, Inc.	52,615	2,673,894
Eversource Energy	79,494	6,641,724
Exelon Corp.	226,020	8,082,475
FirstEnergy Corp.	125,732	3,609,766
NextEra Energy, Inc.	113,650	31,544,694
NRG Energy, Inc.	56,568	1,738,900
Pinnacle West Capital Corp.	26,050	1,942,028
PPL Corp.	178,338	4,852,577
Southern Co. (The)	245,050	13,286,611
Xcel Energy, Inc.	121,895	8,411,974

		119,321,591

Gas Utilities (0.0%)
Atmos Energy Corp.	28,523	2,726,514

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	154,250	2,793,467

Multi-Utilities (0.9%)
Ameren Corp.	57,300	4,531,284
CenterPoint Energy, Inc.	126,400	2,445,840
CMS Energy Corp.	66,400	4,077,624
Consolidated Edison, Inc.	77,550	6,033,390
Dominion Energy, Inc.	194,899	15,383,378
DTE Energy Co.	44,650	5,136,536
NiSource, Inc.	88,859	1,954,898
Public Service Enterprise Group, Inc.	117,350	6,443,688
Sempra Energy	67,122	7,944,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
WEC Energy Group, Inc.	73,182	$7,091,336

		61,042,534

Water Utilities (0.1%)
American Water Works Co., Inc.	42,031	6,089,451

Total Utilities		191,973,557

Total Common Stocks (98.8%) (Cost $2,423,877,876)		6,466,425,510

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $612,001. (xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,259,473, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $4,344,656. (xx)	4,259,466	4,259,466
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $110,867. (xx)	100,000	100,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,959,466

Total Short-Term Investments (0.1%) (Cost $5,959,466)		5,959,466

Total Investments in Securities (98.9%) (Cost $2,429,837,342)		6,472,384,976
Other Assets Less Liabilities (1.1%)		69,260,410

Net Assets (100%)		$6,541,645,386

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,822,810.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $10,376,239. This was collateralized by $4,864,023 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $5,959,466 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	387	12/2020	USD	64,861,200	224,443

					224,443

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$698,358,160	$—	$—	$698,358,160
Consumer Discretionary	747,318,644	—	—	747,318,644
Consumer Staples	453,989,197	—	—	453,989,197
Energy	132,951,147	—	—	132,951,147
Financials	625,220,592	—	—	625,220,592
Health Care	920,090,890	—	—	920,090,890
Industrials	535,978,418	—	—	535,978,418
Information Technology	1,820,312,208	—	—	1,820,312,208
Materials	169,485,897	—	—	169,485,897
Real Estate	170,746,800	—	—	170,746,800
Utilities	191,973,557	—	—	191,973,557
Futures	224,443	—	—	224,443
Short-Term Investments
Repurchase Agreements	—	5,959,466	—	5,959,466

Total Assets	$6,466,649,953	$5,959,466	$—	$6,472,609,419

Total Liabilities	$—	$—	$—	$—

Total	$6,466,649,953	$5,959,466	$—	$6,472,609,419

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,323,014,833
Aggregate gross unrealized depreciation	(297,757,259)

Net unrealized appreciation	$4,025,257,574

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,447,351,845

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	36,678	$1,045,690
Vonage Holdings Corp.*	82,625	845,254

		1,890,944

Entertainment (2.3%)
Activision Blizzard, Inc.	41,029	3,321,298
Bilibili, Inc. (ADR)*	12,800	532,480
Electronic Arts, Inc.*	9,673	1,261,456
Liberty Media Corp.-Liberty Formula One, Class C*	10,294	373,363
Live Nation Entertainment, Inc.*	2,532	136,424
Netflix, Inc.*	10,969	5,484,829
Walt Disney Co. (The)	62,492	7,754,007

		18,863,857

Interactive Media & Services (6.1%)
Alphabet, Inc., Class A*	3,809	5,582,470
Alphabet, Inc., Class C*	14,150	20,794,840
ANGI Homeservices, Inc., Class A*	17,600	195,272
Cargurus, Inc.*	18,200	393,666
Eventbrite, Inc., Class A(x)*	18,203	197,503
Facebook, Inc., Class A*	82,244	21,539,704
Kakao Corp.	590	183,662
Tongdao Liepin Group(m)*	371,265	933,822
Z Holdings Corp.	158,000	1,055,622
ZoomInfo Technologies, Inc., Class A(x)*	15,600	670,644

		51,547,205

Media (0.3%)
Altice USA, Inc., Class A*	34,060	885,560
Comcast Corp., Class A	13,616	629,876
Discovery, Inc., Class A(x)*	7,211	156,984
Interpublic Group of Cos., Inc. (The)	5,783	96,403
Nexstar Media Group, Inc., Class A	5,809	522,403
ViacomCBS, Inc.	18,806	526,756

		2,817,982

Wireless Telecommunication Services (1.1%)
Boingo Wireless, Inc.*	125,988	1,284,448
SoftBank Group Corp.	31,100	1,920,339
T-Mobile US, Inc.*	49,463	5,656,589

		8,861,376

Total Communication Services		83,981,364

Consumer Discretionary (12.2%)
Auto Components (0.4%)
Aptiv plc	36,000	3,300,480

Automobiles (0.0%)
XPeng, Inc. (ADR)(x)*	19,000	381,330

Diversified Consumer Services (0.1%)
Afya Ltd., Class A*	27,080	737,659

Hotels, Restaurants & Leisure (1.4%)
Las Vegas Sands Corp.	59,500	2,776,270
McDonald’s Corp.	40,000	8,779,600
Starbucks Corp.	2,800	240,576

		11,796,446

Household Durables (0.3%)
Lennar Corp., Class A	33,759	2,757,435

Internet & Direct Marketing Retail (5.7%)
Alibaba Group Holding Ltd. (ADR)*	20,164	5,927,813
Amazon.com, Inc.*	10,710	33,722,899
Booking Holdings, Inc.*	2,700	4,618,836
Chewy, Inc., Class A(x)*	4,400	241,252
Expedia Group, Inc.	35,300	3,236,657
Ocado Group plc*	7,100	250,913

		47,998,370

Leisure Products (0.2%)
Hasbro, Inc.	15,500	1,282,160

Multiline Retail (0.4%)
Dollar Tree, Inc.*	33,100	3,023,354

Specialty Retail (2.3%)
Burlington Stores, Inc.*	13,100	2,699,779
Home Depot, Inc. (The)	33,100	9,192,201
TJX Cos., Inc. (The)	79,100	4,401,915
Ulta Beauty, Inc.*	15,100	3,382,098

		19,675,993

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	19,300	1,678,714
LVMH Moet Hennessy Louis Vuitton SE	1,900	888,242
NIKE, Inc., Class B	47,200	5,925,488
VF Corp.	50,900	3,575,725

		12,068,169

Total Consumer Discretionary .		103,021,396

Consumer Staples (6.7%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	900	795,024
Coca-Cola Co. (The)	128,700	6,353,919
Keurig Dr Pepper, Inc.	32,000	883,200
Monster Beverage Corp.*	30,100	2,414,020
PepsiCo, Inc.	46,800	6,486,480
Pernod Ricard SA	5,300	845,828

		17,778,471

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	16,800	5,964,000
Kroger Co. (The)	35,300	1,197,023
Performance Food Group Co.*	14,200	491,604
Sysco Corp.	20,500	1,275,510
Walmart, Inc.	46,300	6,477,833

		15,405,970

Food Products (0.8%)
Beyond Meat, Inc.(x)*	1,500	249,090
Darling Ingredients, Inc.*	4,300	154,929
Freshpet, Inc.*	7,900	882,035
JDE Peet’s BV*	7,800	317,314
Lamb Weston Holdings, Inc.	16,600	1,100,082
Mondelez International, Inc., Class A	64,400	3,699,780

		6,403,230

Household Products (1.7%)
Church & Dwight Co., Inc.	12,500	1,171,375
Clorox Co. (The)	3,600	756,612
Procter & Gamble Co. (The)	84,900	11,800,251
Reckitt Benckiser Group plc	4,300	419,221

		14,147,459

Personal Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	11,600	2,531,700

Tobacco (0.0%)
Altria Group, Inc.	11,000	425,040

Total Consumer Staples		56,691,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.2%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	22,200	$295,038
Oceaneering International, Inc.*	80,800	284,416
SBM Offshore NV	23,800	381,033
Subsea 7 SA*	105,000	753,099
TechnipFMC plc	20,000	126,200

		1,839,786

Oil, Gas & Consumable Fuels (2.0%)
Africa Oil Corp.(x)*	219,600	158,324
Aker BP ASA	11,200	174,704
Apache Corp.	95,900	908,173
Canadian Natural Resources Ltd.	70,100	1,123,453
Cheniere Energy, Inc.*	5,100	235,977
Chevron Corp.	15,400	1,108,800
Comstock Resources, Inc.(x)*	10,200	44,676
Enbridge, Inc.	6,200	181,040
Equinor ASA (ADR)(x)	61,200	860,472
Exxon Mobil Corp.	131,700	4,521,261
Gibson Energy, Inc.(x)	7,400	119,930
Hess Corp.	43,000	1,759,990
Kosmos Energy Ltd.	181,300	176,876
Marathon Petroleum Corp.	3,200	93,888
MEG Energy Corp.(x)*	261,600	544,202
Phillips 66	19,555	1,013,731
Reliance Industries Ltd. (GDR)§	11,800	717,011
Renewable Energy Group, Inc.*	1,100	58,762
Royal Dutch Shell plc (ADR), Class B	26,300	636,986
TOTAL SE (ADR)(x)	27,900	956,970
Valero Energy Corp.	16,500	714,780
Williams Cos., Inc. (The)	13,200	259,380

		16,369,386

Total Energy		18,209,172

Financials (9.5%)
Banks (2.8%)
Bank of America Corp.	232,700	5,605,743
Citigroup, Inc.	104,200	4,492,062
Comerica, Inc.	15,300	585,225
Eurobank Ergasias Services and Holdings SA*	1,056,200	466,650
First Horizon National Corp.	57,900	545,997
Huntington Bancshares, Inc.	65,400	599,718
JPMorgan Chase & Co.	34,100	3,282,807
KeyCorp	62,400	744,432
M&T Bank Corp.	7,200	663,048
Signature Bank	3,900	323,661
Societe Generale SA*	14,300	189,226
Synovus Financial Corp.	11,700	247,689
Truist Financial Corp.	33,254	1,265,315
Wells Fargo & Co.	193,500	4,549,185

		23,560,758

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)	167,400	5,748,516
BlackRock, Inc.	5,600	3,155,880
Cboe Global Markets, Inc.	13,200	1,158,168
Intercontinental Exchange, Inc.	29,700	2,971,485
Morgan Stanley	84,800	4,100,080
StepStone Group, Inc., Class A*	13,100	348,591
Virtu Financial, Inc., Class A	77,800	1,790,178

		19,272,898

Consumer Finance (1.4%)
360 DigiTech, Inc. (ADR)*	21,800	260,292
Ally Financial, Inc.	27,300	684,411
Capital One Financial Corp.	98,300	7,063,838
Discover Financial Services	20,500	1,184,490
OneMain Holdings, Inc.	61,388	1,918,375
SLM Corp.	117,400	949,766

		12,061,172

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class A* .	4	1,280,004
Berkshire Hathaway, Inc., Class B* .	43,500	9,262,890

		10,542,894

Insurance (1.7%)
American International Group, Inc.	39,100	1,076,423
Chubb Ltd.	3,500	406,420
Fairfax Financial Holdings Ltd.	1,900	559,491
Hartford Financial Services Group, Inc. (The)	39,500	1,455,970
Marsh & McLennan Cos., Inc.	19,737	2,263,834
Travelers Cos., Inc. (The)	50,400	5,452,776
Willis Towers Watson plc	14,100	2,944,362

		14,159,276

Total Financials		79,596,998

Health Care (14.1%)
Biotechnology (3.0%)
Acceleron Pharma, Inc.*	4,145	466,437
Alexion Pharmaceuticals, Inc.*	19,347	2,213,877
Amgen, Inc.	30,196	7,674,615
Argenx SE (ADR)*	2,700	708,804
Biogen, Inc.*	2,600	737,568
Immunomedics, Inc.*	31,100	2,644,433
PTC Therapeutics, Inc.*	24,236	1,133,033
Regeneron Pharmaceuticals, Inc.*	8,600	4,814,108
Vertex Pharmaceuticals, Inc.*	17,791	4,841,287

		25,234,162

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	31,937	3,475,704
Becton Dickinson and Co	14,058	3,271,015
Boston Scientific Corp.*	107,800	4,119,038
DexCom, Inc.*	4,300	1,772,589
Hologic, Inc.*	8,500	564,995
Intuitive Surgical, Inc.*	7,400	5,250,596
Masimo Corp.*	3,600	849,816
Nevro Corp.*	7,400	1,030,820

		20,334,573

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp	11,700	1,133,964
Centene Corp.*	30,100	1,755,733
Cigna Corp.	17,600	2,981,616
HCA Healthcare, Inc.	24,031	2,996,185
Humana, Inc.	14,900	6,166,961
UnitedHealth Group, Inc.	43,100	13,437,287

		28,471,746

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc.	21,120	9,324,903

Pharmaceuticals (4.2%)
AstraZeneca plc (ADR)	98,900	5,419,720
Bristol-Myers Squibb Co.	126,566	7,630,664
Eli Lilly and Co.	41,100	6,083,622
Horizon Therapeutics plc*	51,900	4,031,592
Roche Holding AG	15,068	5,155,173
UCB SA	19,100	2,169,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	31,815	$5,261,247

		35,751,034

Total Health Care		119,116,418

Industrials (9.9%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	18,900	1,714,230
Boeing Co. (The)	16,000	2,644,160
General Dynamics Corp.	23,723	3,283,975
Northrop Grumman Corp.	10,400	3,281,096
Raytheon Technologies Corp.	95,000	5,466,300
Rolls-Royce Holdings plc(x)*	174,400	289,379

		16,679,140

Air Freight & Logistics (0.7%)
FedEx Corp.	23,800	5,986,176

Commercial Services & Supplies (0.0%)
Cairo Mezz plc*	88,017	7,420

Construction & Engineering (0.9%)
AECOM*	149,900	6,271,816
Granite Construction, Inc.	59,243	1,043,269

		7,315,085

Electrical Equipment (1.8%)
Sensata Technologies Holding plc* .	153,600	6,626,304
Sunrun, Inc.*	51,200	3,945,984
Vivint Solar, Inc.*	110,993	4,700,554

		15,272,842

Industrial Conglomerates (0.6%)
3M Co.	6,800	1,089,224
General Electric Co.	585,179	3,645,665
Honeywell International, Inc.	4,200	691,362

		5,426,251

Machinery (0.8%)
Allison Transmission Holdings, Inc.	113,200	3,977,848
Caterpillar, Inc.	16,000	2,386,400

		6,364,248

Marine (0.4%)
AP Moller - Maersk A/S, Class B	2,103	3,334,118

Professional Services (0.6%)
Dun & Bradstreet Holdings, Inc.(x)*	17,900	459,314
Nielsen Holdings plc	301,381	4,273,583

		4,732,897

Road & Rail (1.5%)
Lyft, Inc., Class A*	26,301	724,592
Norfolk Southern Corp.	21,800	4,664,982
Uber Technologies, Inc.*	175,002	6,384,073
Union Pacific Corp.	4,400	866,228

		12,639,875

Trading Companies & Distributors (0.6%)
HD Supply Holdings, Inc.*	128,672	5,306,433

Total Industrials		83,064,485

Information Technology (25.6%)
Communications Equipment (0.1%)
Lumentum Holdings, Inc.*	700	52,591
Telefonaktiebolaget LM Ericsson (ADR)(x)	89,800	977,922

		1,030,513

Electronic Equipment, Instruments & Components (1.7%)
Corning, Inc.	20,300	657,923
Flex Ltd.*	390,313	4,348,087
II-VI, Inc.*	16,378	664,292
Insight Enterprises, Inc.*	12,800	724,224
Jabil, Inc.	228,206	7,818,337

		14,212,863

IT Services (4.2%)
Capgemini SE	17,300	2,215,710
Cognizant Technology Solutions Corp., Class A	24,200	1,679,964
DXC Technology Co.	7,100	126,735
Fidelity National Information Services, Inc.	37,600	5,535,096
Fiserv, Inc.*	4,400	453,420
Genpact Ltd.	95,200	3,708,040
Global Payments, Inc	6,600	1,172,028
GoDaddy, Inc., Class A*	14,100	1,071,177
Mastercard, Inc., Class A	24,900	8,420,433
MongoDB, Inc.*	1,200	277,812
PayPal Holdings, Inc.*	35,000	6,896,050
Sabre Corp.	46,010	299,525
Twilio, Inc., Class A*	2,250	555,953
Visa, Inc., Class A	13,800	2,759,586

		35,171,529

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	34,000	2,787,660
Applied Materials, Inc.	9,700	576,665
Cirrus Logic, Inc.*	24,800	1,672,760
Lam Research Corp.	1,324	439,237
Marvell Technology Group Ltd.	81,600	3,239,520
MediaTek, Inc.	23,000	484,999
Micron Technology, Inc.*	59,900	2,812,904
NVIDIA Corp.	18,600	10,066,692
NXP Semiconductors NV	36,300	4,530,603
ON Semiconductor Corp.*	74,830	1,623,063
QUALCOMM, Inc.	21,400	2,518,352
Sanken Electric Co. Ltd.	10,200	238,587
Semtech Corp.*	8,900	471,344
STMicroelectronics NV	4,700	143,666
Universal Display Corp.	212	38,317
Xilinx, Inc.	6,383	665,364

		32,309,733

Software (12.1%)
Adobe, Inc.*	8,900	4,364,827
Autodesk, Inc.*	14,000	3,234,140
Citrix Systems, Inc.	4,400	605,924
Cloudflare, Inc., Class A*	41,170	1,690,440
Digital Turbine, Inc.*	4,700	153,878
Elastic NV*	23,300	2,513,837
FireEye, Inc.*	37,600	464,172
Five9, Inc.*	3,200	414,976
LivePerson, Inc.*	45,300	2,355,147
Microsoft Corp.	252,600	53,129,358
NortonLifeLock, Inc.	177,500	3,699,100
Nuance Communications, Inc.*	81,000	2,688,390
Oracle Corp.	57,300	3,420,810
Pluralsight, Inc., Class A*	43,500	745,155
Rapid7, Inc.*	25,000	1,531,000
RealPage, Inc.*	20,500	1,181,620
RingCentral, Inc., Class A*	1,400	384,454
salesforce.com, Inc.*	28,400	7,137,488
Slack Technologies, Inc., Class A* .	13,900	373,354
SS&C Technologies Holdings, Inc.	17,900	1,083,308
SVMK, Inc.*	109,500	2,421,045
Talend SA (ADR)*	1,300	50,752
Tenable Holdings, Inc.*	48,800	1,842,200
Verint Systems, Inc.*	19,700	949,146
Workday, Inc., Class A*	8,600	1,850,118

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Workiva, Inc.*	8,600	$479,536
Yext, Inc.*	65,600	995,808
Zendesk, Inc.*	22,800	2,346,576

		102,106,559

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	250,200	28,975,662
HP, Inc.	53,800	1,021,662
Western Digital Corp.	12,400	453,220
Xerox Holdings Corp.	4,700	88,219

		30,538,763

Total Information Technology .		215,369,960

Materials (2.5%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	5,432	1,617,975
Albemarle Corp.	6,200	553,536
Amyris, Inc.(x)*	152,200	444,424
Balchem Corp.	4,500	439,335
Ecolab, Inc.	7,401	1,479,016
FMC Corp.	7,900	836,689
Innospec, Inc.	8,300	525,556
Linde plc	7,628	1,816,456
Livent Corp.*	281,439	2,524,508
LyondellBasell Industries NV, Class A	9,700	683,753
Olin Corp.	14,000	173,320
Sherwin-Williams Co. (The)	1,407	980,313

		12,074,881

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	4,543	1,069,240
Summit Materials, Inc., Class A*	41,109	679,943
Vulcan Materials Co.	7,500	1,016,550

		2,765,733

Containers & Packaging (0.2%)
Crown Holdings, Inc.*	19,159	1,472,561

Metals & Mining (0.6%)
Commercial Metals Co.	29,700	593,406
First Quantum Minerals Ltd.	102,200	911,054
Freeport-McMoRan, Inc.	74,854	1,170,717
Newmont Corp.	36,852	2,338,259

		5,013,436

Total Materials		21,326,611

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
Alexandria Real Estate Equities, Inc. (REIT)	4,191	670,560
American Homes 4 Rent (REIT), Class A	13,193	375,737
American Tower Corp. (REIT)	17,453	4,218,914
Corporate Office Properties Trust (REIT)	41,478	983,858
CubeSmart (REIT)	20,967	677,444
Digital Realty Trust, Inc. (REIT)	10,674	1,566,516
Douglas Emmett, Inc. (REIT)	12,532	314,553
Equinix, Inc. (REIT)	2,887	2,194,495
Equity LifeStyle Properties, Inc. (REIT)	10,768	660,078
Highwoods Properties, Inc. (REIT) .	12,257	411,468
Lexington Realty Trust (REIT)	8,880	92,796
PotlatchDeltic Corp. (REIT)	14,313	602,577
Prologis, Inc. (REIT)	29,366	2,954,807
SBA Communications Corp. (REIT)	6,404	2,039,546
Ventas, Inc. (REIT)	8,415	353,093
VICI Properties, Inc. (REIT)	14,652	342,417
Weyerhaeuser Co. (REIT)	86,372	2,463,330

		20,922,189

Real Estate Management & Development (0.2%)
Cushman & Wakefield plc*	105,900	1,113,009
KE Holdings, Inc. (ADR)(x)*	18,000	1,103,400

		2,216,409

Total Real Estate		23,138,598

Utilities (2.8%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	2,900	237,017
Duke Energy Corp.	2,900	256,824
Edison International	37,000	1,881,080
Entergy Corp.	17,300	1,704,569
Evergy, Inc.	23,400	1,189,188
Exelon Corp.	59,400	2,124,144
FirstEnergy Corp.	40,700	1,168,497
NextEra Energy, Inc.	19,500	5,412,420
NRG Energy, Inc.	10,800	331,992
PG&E Corp.*	122,400	1,149,336
Southern Co. (The)	32,900	1,783,838

		17,238,905

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	39,400	713,534

Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	19,900	385,065
Dominion Energy, Inc.	41,087	3,242,997
Sempra Energy	14,300	1,692,548

		5,320,610

Total Utilities		23,273,049

Total Common Stocks (98.2%) (Cost $678,400,244)		826,789,921

EXCHANGE TRADED FUND (ETF):
Equity (0.6%)
iShares Core S&P 500 ETF	15,000	5,040,900

Total Exchange Traded Fund (0.6%) (Cost $5,136,562)		5,040,900

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $102,000. (xx)	$100,000	100,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $510,001. (xx)	500,000	500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,882,885, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,920,540. (xx)	$1,882,882	$1,882,882
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $510,000. (xx)	500,000	500,000

Total Repurchase Agreements		2,982,882

Total Short-Term Investments (0.4%) (Cost $2,982,882)		2,982,882

Total Investments in Securities (99.2%) (Cost $686,519,688)		834,813,703
Other Assets Less Liabilities (0.8%)		6,889,106

Net Assets (100%)		$841,702,809

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $717,011 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $933,822 or 0.1% of net assets.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $3,897,229. This was collateralized by $1,059,035 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/8/20 – 2/15/50 and by cash of $2,982,882 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

USD — United States Dollar

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	41,151	HKD	318,924	HSBC Bank plc	10/6/2020	—

Net unrealized depreciation						—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$79,365,516	$4,615,848	$—	$83,981,364
Consumer Discretionary	101,882,241	1,139,155	—	103,021,396
Consumer Staples	55,109,507	1,582,363	—	56,691,870
Energy	16,183,325	2,025,847	—	18,209,172
Financials	78,941,122	655,876	—	79,596,998
Health Care	111,792,229	7,324,189	—	119,116,418
Industrials	79,433,568	3,630,917	—	83,064,485
Information Technology	212,286,998	3,082,962	—	215,369,960
Materials	21,326,611	—	—	21,326,611
Real Estate	23,138,598	—	—	23,138,598
Utilities	23,273,049	—	—	23,273,049
Exchange Traded Funds	5,040,900	—	—	5,040,900
Forward Currency Contracts	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	2,982,882	—	2,982,882

Total Assets	$807,773,664	$27,040,039	$—	$834,813,703

Total Liabilities	$—	$—	$—	$—

Total	$807,773,664	$27,040,039	$—	$834,813,703

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,520,498
Aggregate gross unrealized depreciation	(41,370,217)

Net unrealized appreciation	$147,150,281

Federal income tax cost of investments in securities and derivative instruments, if applicable	$687,663,422

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.2%)
iShares Core MSCI EAFE ETF	111,240	$6,705,547
iShares Core S&P Mid-Cap ETF	36,319	6,730,274
iShares Russell 2000 ETF(x)	44,986	6,738,453
SPDR S&P 500 ETF Trust	4,247	1,422,278
Vanguard S&P 500 ETF	37,413	11,510,109

Total Equity		33,106,661

Fixed Income (39.7%)
Vanguard Intermediate-Term Corporate Bond ETF	240,066	22,998,323

Total Exchange Traded Funds (96.9%) (Cost $52,121,627)		56,104,984

SHORT-TERM INVESTMENTS:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares	869,265	869,873

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $75,552, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $77,063. (xx)	$75,552	75,552

Total Short-Term Investments (1.7%) (Cost $945,297)		945,425

Total Investments in Securities (98.6%) (Cost $53,066,924)		57,050,409
Other Assets Less Liabilities (1.4%)		837,194

Net Assets (100%)		$57,887,603

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $6,027,100. This was collateralized by $6,070,766 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $75,552 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(14)	12/2020	USD	(2,346,400)	(24,543)

					(24,543)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$56,104,984	$—	$—	$56,104,984
Short-Term Investments
Investment Company	869,873	—	—	869,873
Repurchase Agreement	—	75,552	—	75,552

Total Assets	$56,974,857	$75,552	$—	$57,050,409

Liabilities:
Futures	$(24,543)	$—	$—	$(24,543)

Total Liabilities	$(24,543)	$—	$—	$(24,543)

Total	$56,950,314	$75,552	$—	$57,025,866

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,952,949
Aggregate gross unrealized depreciation	(24,543)

Net unrealized appreciation	$3,928,406

Federal income tax cost of investments in securities and derivative instruments, if applicable	$53,097,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Security (0.0%)
American Airlines Pass-Through Trust,
Series 2017-1 AA
3.650%, 2/15/29	$41,438	$38,951

Total Asset-Backed Security		38,951

Convertible Bond (0.1%)
Industrials (0.1%)
Airlines (0.1%)
Southwest Airlines Co.
1.250%, 5/1/25	500,000	652,500

Total Industrials		652,500

Total Convertible Bond		652,500

Corporate Bonds (22.2%)
Communication Services (2.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
4.450%, 4/1/24	150,000	168,500
3.950%, 1/15/25	100,000	112,171
4.350%, 3/1/29	150,000	175,897
CCO Holdings LLC
5.500%, 5/1/26§	900,000	936,000
Telefonica Emisiones SA
4.570%, 4/27/23	150,000	164,109
Verizon Communications, Inc.
3.376%, 2/15/25	249,000	277,626
4.125%, 3/16/27	250,000	295,252

		2,129,555

Entertainment (0.3%)
Netflix, Inc.
4.375%, 11/15/26	1,000,000	1,087,700
4.875%, 4/15/28	500,000	561,020
Walt Disney Co. (The)
3.000%, 9/15/22	150,000	157,500
3.350%, 3/24/25	50,000	55,530
2.000%, 9/1/29	50,000	51,529
3.800%, 3/22/30	100,000	117,351

		2,030,630

Media (1.1%)
Charter Communications Operating LLC
4.908%, 7/23/25	100,000	115,102
5.050%, 3/30/29	50,000	59,572
Comcast Corp.
3.300%, 2/1/27	150,000	169,530
4.150%, 10/15/28	150,000	180,098
Diamond Sports Group LLC
5.375%, 8/15/26§	1,250,000	884,375
Discovery Communications LLC
2.950%, 3/20/23	132,000	139,026
3.900%, 11/15/24	150,000	166,490
DISH DBS Corp.
5.000%, 3/15/23	4,000,000	4,064,600
Fox Corp.
4.709%, 1/25/29	50,000	59,961
Interpublic Group of Cos., Inc. (The)
4.200%, 4/15/24	150,000	166,168
Omnicom Group, Inc.
3.600%, 4/15/26	150,000	169,117
Univision Communications, Inc.
6.625%, 6/1/27§	1,000,000	978,550
ViacomCBS, Inc.
4.750%, 5/15/25	100,000	114,884
WPP Finance 2010
3.750%, 9/19/24	100,000	109,599

		7,377,072

Wireless Telecommunication Services (0.8%)
Sprint Communications, Inc.
11.500%, 11/15/21	2,500,000	2,740,625
Sprint Corp.
7.875%, 9/15/23	1,200,000	1,378,500
7.625%, 3/1/26	1,000,000	1,206,150
T-Mobile USA, Inc.
3.875%, 4/15/30§	200,000	226,424

		5,551,699

Total Communication Services		17,088,956

Consumer Discretionary (1.0%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	75,000	82,622
Lear Corp.
4.250%, 5/15/29	50,000	53,051

		135,673

Automobiles (0.2%)
General Motors Co.
6.125%, 10/1/25	200,000	231,957
5.150%, 4/1/38	1,000,000	1,066,606

		1,298,563

Hotels, Restaurants & Leisure (0.6%)
Hyatt Hotels Corp.
5.750%, 4/23/30	50,000	57,467
Las Vegas Sands Corp.
3.900%, 8/8/29	50,000	49,740
Marriott International, Inc.
4.625%, 6/15/30	50,000	53,673
McDonald’s Corp.
3.700%, 1/30/26	200,000	227,619
Sands China Ltd.
4.600%, 8/8/23	200,000	213,472
Starbucks Corp.
4.000%, 11/15/28	100,000	118,585
Vail Resorts, Inc.
6.250%, 5/15/25§	1,000,000	1,058,750
Wynn Las Vegas LLC
5.500%, 3/1/25§	2,000,000	1,885,000

		3,664,306

Household Durables (0.0%)
Leggett & Platt, Inc.
4.400%, 3/15/29	50,000	55,284

Internet & Direct Marketing Retail (0.1%)
Alibaba Group Holding Ltd.
3.600%, 11/28/24	200,000	219,148
Amazon.com, Inc.
1.500%, 6/3/30	50,000	50,753
Booking Holdings, Inc.
4.625%, 4/13/30	50,000	60,154
eBay, Inc.
2.600%, 7/15/22	100,000	103,290
2.700%, 3/11/30	50,000	52,921
Expedia Group, Inc.
3.250%, 2/15/30	75,000	71,840

		558,106

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Leisure Products (0.0%)
Hasbro, Inc.
3.900%, 11/19/29	$50,000	$52,584

Multiline Retail (0.0%)
Target Corp.
2.250%, 4/15/25	100,000	106,787

Specialty Retail (0.1%)
Home Depot, Inc. (The)
2.800%, 9/14/27	150,000	167,111
2.700%, 4/15/30	50,000	55,530
Lowe’s Cos., Inc.
3.100%, 5/3/27	200,000	222,451
TJX Cos., Inc. (The)
3.875%, 4/15/30	100,000	118,264

		563,356

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.850%, 3/27/30	100,000	112,229

Total Consumer Discretionary		6,546,888

Consumer Staples (1.3%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	182,355
Coca-Cola Co. (The)
3.200%, 11/1/23	100,000	108,526
3.450%, 3/25/30	100,000	117,986
Constellation Brands, Inc.
3.700%, 12/6/26	150,000	169,635
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	120,217
PepsiCo, Inc.
2.750%, 3/5/22	150,000	155,024
3.600%, 3/1/24	250,000	276,401

		1,130,144

Food & Staples Retailing (0.0%)
Sysco Corp.
5.950%, 4/1/30	50,000	63,162
Walgreen Co.
3.100%, 9/15/22	150,000	156,959
Walmart, Inc.
3.300%, 4/22/24	100,000	108,926

		329,047

Food Products (0.5%)
Campbell Soup Co.
4.150%, 3/15/28	75,000	86,802
Conagra Brands, Inc.
4.850%, 11/1/28	75,000	91,534
General Mills, Inc.
4.200%, 4/17/28	100,000	117,948
J M Smucker Co. (The)
3.000%, 3/15/22	180,000	186,156
Kellogg Co.
3.250%, 4/1/26	150,000	165,648
Kraft Heinz Foods Co.
4.625%, 1/30/29	1,200,000	1,334,667
Mead Johnson Nutrition Co.
4.125%, 11/15/25	100,000	115,287
Mondelez International, Inc.
1.500%, 5/4/25	60,000	61,681
Post Holdings, Inc.
5.000%, 8/15/26§	1,000,000	1,030,000
Tyson Foods, Inc.
4.500%, 6/15/22	100,000	104,916
Unilever Capital Corp.
2.000%, 7/28/26	150,000	159,330

		3,453,969

Household Products (0.1%)
Clorox Co. (The)
3.050%, 9/15/22	150,000	155,903
3.500%, 12/15/24	100,000	110,639
Procter & Gamble Co. (The)
2.450%, 11/3/26	150,000	165,071

		431,613

Tobacco (0.5%)
Altria Group, Inc.
2.850%, 8/9/22	200,000	208,001
4.000%, 1/31/24	100,000	109,844
4.800%, 2/14/29	75,000	88,531
BAT Capital Corp.
3.222%, 8/15/24	250,000	266,952
3.557%, 8/15/27	2,000,000	2,152,009
Philip Morris International, Inc.
2.500%, 8/22/22	100,000	103,842
3.600%, 11/15/23	50,000	54,497
Reynolds American, Inc.
4.450%, 6/12/25	150,000	168,732

		3,152,408

Total Consumer Staples		8,497,181

Energy (2.0%)
Energy Equipment & Services (0.5%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	90,000	95,203
Halliburton Co.
3.250%, 11/15/21	100,000	102,822
3.800%, 11/15/25	15,000	16,254
Weatherford International Ltd.
8.750%, 9/1/24§	2,850,000	2,899,020

		3,113,299

Oil, Gas & Consumable Fuels (1.5%)
Boardwalk Pipelines LP
4.800%, 5/3/29	75,000	81,618
BP Capital Markets America, Inc.
4.234%, 11/6/28	150,000	177,161
BP Capital Markets plc
3.535%, 11/4/24	150,000	165,450
Calumet Specialty Products Partners LP
7.625%, 1/15/22	704,000	696,960
9.250%, 7/15/24(x)§	1,296,000	1,401,300
11.000%, 4/15/25(x)§	1,000,000	895,000
Canadian Natural Resources Ltd.
2.950%, 1/15/23	100,000	103,994
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	50,000	55,671
3.700%, 11/15/29§	50,000	52,063
Chevron Corp.
2.954%, 5/16/26	100,000	111,043
Concho Resources, Inc.
4.300%, 8/15/28	50,000	54,979
ConocoPhillips Co.
6.950%, 4/15/29	50,000	69,477
Diamondback Energy, Inc.
3.500%, 12/1/29	50,000	48,174
Ecopetrol SA
5.375%, 6/26/26	50,000	55,039

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Enbridge, Inc.
3.700%, 7/15/27	$150,000	$166,193
Energy Transfer Operating LP
3.600%, 2/1/23	100,000	103,037
3.750%, 5/15/30	50,000	48,364
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	175,224
EOG Resources, Inc.
4.150%, 1/15/26	75,000	85,760
Equinor ASA
2.750%, 11/10/21	150,000	153,760
3.125%, 4/6/30	100,000	110,974
Exxon Mobil Corp.
2.019%, 8/16/24(x)	250,000	261,860
2.992%, 3/19/25	50,000	54,768
3.294%, 3/19/27	50,000	56,551
HighPoint Operating Corp.
7.000%, 10/15/22	500,000	130,000
8.750%, 6/15/25	3,500,000	875,000
Husky Energy, Inc.
4.000%, 4/15/24	50,000	53,128
Kinder Morgan Energy Partners LP
4.300%, 5/1/24	150,000	165,275
Kinder Morgan, Inc.
4.300%, 3/1/28	50,000	56,867
7.750%, 1/15/32	900,000	1,254,685
Marathon Oil Corp.
2.800%, 11/1/22	100,000	101,716
Marathon Petroleum Corp.
3.625%, 9/15/24	150,000	160,339
MPLX LP
4.875%, 6/1/25	100,000	113,025
1.750%, 3/1/26	100,000	100,123
Occidental Petroleum Corp.
8.000%, 7/15/25(x)	500,000	502,500
6.625%, 9/1/30	500,000	461,250
ONEOK, Inc.
4.000%, 7/13/27	100,000	104,057
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	104,286
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	250,000	285,215
Sunoco Logistics Partners Operations LP
4.250%, 4/1/24	150,000	157,453
Total Capital International SA
2.700%, 1/25/23	100,000	105,069
3.455%, 2/19/29	50,000	57,424
TransCanada PipeLines Ltd.
4.875%, 1/15/26	120,000	140,772
4.250%, 5/15/28	50,000	57,509
Williams Cos., Inc. (The)
4.300%, 3/4/24	150,000	163,577
3.750%, 6/15/27	75,000	82,288

		10,415,978

Total Energy		13,529,277

Financials (5.2%)
Banks (3.4%)
Banco Santander SA
2.746%, 5/28/25	200,000	209,325
Bank of America Corp.
3.300%, 1/11/23	150,000	158,954
4.125%, 1/22/24	100,000	110,748
4.000%, 1/22/25	250,000	278,487
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)	250,000	272,955
3.500%, 4/19/26	200,000	223,888
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	113,235
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	2,112,000	2,349,307
Series AA
(ICE LIBOR USD 3 Month + 3.90%), 6.100%, 3/17/25(k)(y)	1,000,000	1,089,550
Series L 4.183%, 11/25/27	250,000	285,972
Series U
(ICE LIBOR USD 3 Month + 3.14%), 5.200%, 6/1/23(k)(y)	300,000	301,977
Series X
(ICE LIBOR USD 3 Month + 3.71%), 6.250%, 9/5/24(k)(y)	500,000	533,000
Bank of Montreal
2.350%, 9/11/22	150,000	155,821
Bank of Nova Scotia (The)
2.700%, 3/7/22	200,000	206,696
4.500%, 12/16/25	100,000	115,415
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)	200,000	213,993
4.375%, 1/12/26	200,000	224,611
BNP Paribas SA
4.250%, 10/15/24	200,000	221,098
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.352%, 4/24/25(k)	250,000	269,034
3.400%, 5/1/26	200,000	221,615
4.450%, 9/29/27	250,000	289,933
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	150,000	169,844
4.125%, 7/25/28	2,000,000	2,294,817
(ICE LIBOR USD 3 Month + 1.15%), 3.520%, 10/27/28(k)	100,000	110,698
Comerica, Inc.
4.000%, 2/1/29	25,000	28,368
Cooperatieve Rabobank UA
3.875%, 2/8/22	75,000	78,515
Fifth Third Bank
3.850%, 3/15/26	200,000	227,893
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)	200,000	206,858
4.250%, 3/14/24	200,000	214,302
4.300%, 3/8/26	250,000	281,067
(SOFR + 1.54%), 1.645%, 4/18/26(k)	200,000	199,251
Huntington Bancshares, Inc.
2.625%, 8/6/24	200,000	212,985
JPMorgan Chase & Co.
3.250%, 9/23/22	100,000	105,692
3.625%, 5/13/24	250,000	275,381
3.125%, 1/23/25	150,000	163,538
(SOFR + 1.59%), 2.005%, 3/13/26(k)	200,000	207,236
(SOFR + 1.85%), 2.083%, 4/22/26(k)	100,000	104,166
2.950%, 10/1/26	250,000	275,129
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)	100,000	117,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.51%), 2.739%, 10/15/30(k)	$200,000	$214,095
(SOFR + 2.04%), 2.522%, 4/22/31(k)	100,000	105,874
Series Q
(ICE LIBOR USD 3 Month + 3.25%), 5.150%, 5/1/23(k)(y)	1,800,000	1,800,000
KeyBank NA
1.250%, 3/10/23	250,000	254,376
KeyCorp
2.550%, 10/1/29	100,000	105,487
Kreditanstalt fuer Wiederaufbau
2.625%, 1/25/22	300,000	309,498
2.125%, 1/17/23	250,000	260,806
2.875%, 4/3/28	250,000	289,659
Landwirtschaftliche Rentenbank
Series 36
2.000%, 12/6/21	250,000	255,231
Lloyds Banking Group plc 3.900%, 3/12/24	200,000	217,003
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)	200,000	219,149
Mitsubishi UFJ Financial Group, Inc.
2.801%, 7/18/24	200,000	213,919
3.850%, 3/1/26	200,000	227,127
4.050%, 9/11/28	100,000	116,565
Mizuho Financial Group, Inc.
3.170%, 9/11/27	250,000	272,935
MUFG Americas Holdings Corp.
3.000%, 2/10/25	40,000	43,099
Natwest Group plc
3.875%, 9/12/23	200,000	214,440
(ICE LIBOR USD 3 Month + 1.75%), 4.892%, 5/18/29(k)	200,000	233,094
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	250,000	275,675
2.550%, 1/22/30‡	100,000	107,675
Royal Bank of Canada
2.250%, 11/1/24	250,000	265,004
Santander Holdings USA, Inc.
3.700%, 3/28/22	200,000	206,943
Sumitomo Mitsui Financial Group, Inc.
3.102%, 1/17/23	250,000	263,863
2.696%, 7/16/24	250,000	265,343
2.130%, 7/8/30	200,000	203,125
Truist Financial Corp.
2.200%, 3/16/23	250,000	259,529
US Bancorp
2.950%, 7/15/22	150,000	156,446
3.375%, 2/5/24	100,000	108,946
Series V
2.375%, 7/22/26	150,000	163,375
Wells Fargo & Co.
3.069%, 1/24/23	250,000	257,813
4.125%, 8/15/23	100,000	108,849
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	250,000	261,058
3.000%, 10/23/26	150,000	162,992
4.150%, 1/24/29	150,000	176,007
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	100,000	104,721
Series S
(ICE LIBOR USD 3 Month + 3.11%), 5.900%, 6/15/24(k)(y)	900,000	916,875
Westpac Banking Corp. 3.300%, 2/26/24	250,000	271,739
2.700%, 8/19/26	100,000	109,704

		23,117,227

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)	.
2.800%, 5/4/26	200,000	221,112
Brookfield Finance, Inc.
4.250%, 6/2/26	100,000	115,205
Charles Schwab Corp. (The)
4.000%, 2/1/29	100,000	119,774
Credit Suisse AG
3.625%, 9/9/24	250,000	276,093
Deutsche Bank AG
3.700%, 5/30/24	250,000	264,362
Goldman Sachs Group, Inc. (The)
5.750%, 1/24/22	250,000	266,946
3.625%, 1/22/23	150,000	160,077
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	1,700,000	1,837,653
4.250%, 10/21/25	200,000	226,396
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	250,000	290,515
Intercontinental Exchange, Inc.
4.000%, 10/15/23	100,000	109,950
Invesco Finance plc
3.750%, 1/15/26	100,000	112,479
Moody’s Corp.
4.500%, 9/1/22	50,000	53,461
Morgan Stanley
4.875%, 11/1/22	100,000	108,030
3.125%, 1/23/23	100,000	105,532
3.750%, 2/25/23	100,000	107,183
4.100%, 5/22/23	100,000	107,964
(SOFR + 1.99%), 2.188%, 4/28/26(k)	100,000	104,524
3.125%, 7/27/26	150,000	165,382
4.350%, 9/8/26	100,000	115,506
3.625%, 1/20/27	100,000	112,486
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	112,019
Series F 3.875%, 4/29/24	100,000	110,211
Nasdaq, Inc.
3.850%, 6/30/26	150,000	172,269
Nomura Holdings, Inc.
2.648%, 1/16/25	200,000	210,618
State Street Corp.
3.300%, 12/16/24	95,000	104,678
TD Ameritrade Holding Corp.
2.950%, 4/1/22	250,000	258,152

		5,948,577

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
3.300%, 1/23/23	250,000	250,031
American Express Co.
2.650%, 12/2/22	212,000	221,904
3.625%, 12/5/24	150,000	165,995
American Honda Finance Corp.
2.200%, 6/27/22	250,000	257,275
Capital One Financial Corp.
3.500%, 6/15/23	200,000	213,660
4.200%, 10/29/25	1,500,000	1,664,607
3.750%, 7/28/26	50,000	54,326
3.800%, 1/31/28	100,000	111,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Caterpillar Financial Services Corp.
2.150%, 11/8/24	$100,000	$105,692
Discover Financial Services
3.850%, 11/21/22	100,000	106,661
General Motors Financial Co., Inc.
4.000%, 1/15/25	150,000	160,094
5.250%, 3/1/26	150,000	169,223
4.350%, 1/17/27	100,000	108,245
John Deere Capital Corp.
1.750%, 3/9/27	100,000	104,343
Synchrony Financial
4.250%, 8/15/24	100,000	108,449
Toyota Motor Credit Corp.
2.150%, 9/8/22	150,000	154,833
3.000%, 4/1/25	200,000	218,741

		4,175,518

Diversified Financial Services (0.1%)
Berkshire Hathaway, Inc.
2.750%, 3/15/23	95,000	99,932
Jefferies Financial Group, Inc.
5.500%, 10/18/23	100,000	109,923
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	150,000	174,446
Shell International Finance BV
3.400%, 8/12/23	100,000	108,186
2.375%, 11/7/29	100,000	104,597

		597,084

Insurance (0.2%)
Aflac, Inc.
3.250%, 3/17/25	50,000	55,312
Allstate Corp. (The)
3.150%, 6/15/23	100,000	107,148
American International Group, Inc.
3.900%, 4/1/26	100,000	114,157
4.250%, 3/15/29	50,000	58,507
Aon plc
3.875%, 12/15/25	150,000	170,905
Athene Holding Ltd.
4.125%, 1/12/28	50,000	54,415
CNA Financial Corp.
3.900%, 5/1/29	50,000	57,512
CNO Financial Group, Inc.
5.250%, 5/30/29(x)	50,000	57,734
Loews Corp.
3.750%, 4/1/26	50,000	56,681
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24	150,000	164,371
MetLife, Inc.
3.600%, 4/10/24	100,000	109,999
Prudential Financial, Inc.
3.878%, 3/27/28	50,000	58,779
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	50,000	56,500
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	110,702

		1,232,722

Total Financials		35,071,128

Health Care (6.5%)
Biotechnology (0.5%)
AbbVie, Inc.
3.250%, 10/1/22§	150,000	156,792
2.600%, 11/21/24§	100,000	106,016
3.800%, 3/15/25§	1,400,000	1,558,751
3.600%, 5/14/25	185,000	204,786
2.950%, 11/21/26§	100,000	108,451
Amgen, Inc.
2.700%, 5/1/22	110,000	113,745
3.625%, 5/22/24	250,000	276,103
Biogen, Inc.
3.625%, 9/15/22	100,000	105,916
4.050%, 9/15/25	40,000	45,698
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	103,252
3.250%, 9/1/22	40,000	41,897
3.700%, 4/1/24	100,000	109,517
3.650%, 3/1/26	100,000	112,911

		3,043,835

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
2.550%, 3/15/22	175,000	180,519
Becton Dickinson and Co.
3.734%, 12/15/24	25,000	27,615
3.700%, 6/6/27	98,000	110,746
Boston Scientific Corp.
3.850%, 5/15/25	77,000	87,039
Medtronic, Inc.
3.150%, 3/15/22	80,000	83,027
3.500%, 3/15/25	109,000	122,855
Stryker Corp.
3.375%, 5/15/24	150,000	163,419
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	200,000	206,504

		981,724

Health Care Providers & Services (4.3%)
Aetna, Inc.
2.750%, 11/15/22	150,000	156,477
AmerisourceBergen Corp.
3.400%, 5/15/24	150,000	163,946
Anthem, Inc.
2.875%, 9/15/29	50,000	54,013
2.250%, 5/15/30	70,000	72,106
Cigna Corp.
3.750%, 7/15/23	1,000,000	1,082,127
4.375%, 10/15/28	150,000	177,207
Community Health Systems, Inc.
8.000%, 3/15/26§	13,900,000	13,622,000
CVS Health Corp.
3.700%, 3/9/23	100,000	106,976
4.100%, 3/25/25	61,000	68,835
4.300%, 3/25/28	1,100,000	1,282,847
3.750%, 4/1/30	150,000	170,871
HCA, Inc.
5.875%, 5/1/23	1,500,000	1,631,550
4.125%, 6/15/29	50,000	56,505
Humana, Inc.
3.125%, 8/15/29	100,000	110,505
Laboratory Corp. of America Holdings
3.200%, 2/1/22	75,000	77,539
McKesson Corp.
3.796%, 3/15/24	100,000	110,111
Tenet Healthcare Corp.
8.125%, 4/1/22	5,000,000	5,559,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 5/1/25	$4,000,000	$4,037,200
UnitedHealth Group, Inc.
2.875%, 12/15/21	65,000	66,945
3.350%, 7/15/22	250,000	262,955
3.750%, 7/15/25	50,000	57,072
2.875%, 8/15/29	100,000	111,172

		29,038,459

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	108,464
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	100,000	122,673

		231,137

Pharmaceuticals (1.5%)
AstraZeneca plc
3.375%, 11/16/25	200,000	223,737
Bausch Health Cos., Inc.
7.000%, 3/15/24§	900,000	931,500
5.500%, 11/1/25§	3,000,000	3,071,250
Bristol-Myers Squibb Co.
3.400%, 7/26/29	150,000	173,542
Endo Dac
9.500%, 7/31/27§	343,000	356,720
6.000%, 6/30/28§	526,000	387,268
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23	100,000	105,600
3.875%, 5/15/28	50,000	59,209
Johnson & Johnson
2.450%, 12/5/21	150,000	153,791
2.050%, 3/1/23	35,000	36,377
3.375%, 12/5/23	100,000	109,509
Merck & Co., Inc.
2.350%, 2/10/22	45,000	46,215
2.400%, 9/15/22	150,000	155,177
Mylan NV
3.950%, 6/15/26	1,100,000	1,232,420
Novartis Capital Corp.
3.400%, 5/6/24	100,000	110,212
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	2,129,000	2,225,444
Pfizer, Inc.
3.400%, 5/15/24	100,000	109,885
3.000%, 12/15/26	150,000	168,787
Royalty Pharma plc
0.750%, 9/2/23§	100,000	99,827
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	215,000	238,317
Upjohn, Inc.
1.650%, 6/22/25§	200,000	204,267
Zoetis, Inc.
3.250%, 2/1/23	150,000	158,884

		10,357,938

Total Health Care		43,653,093

Industrials (1.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
3.200%, 3/1/29	100,000	98,079
5.150%, 5/1/30	100,000	112,373
General Dynamics Corp.
3.750%, 5/15/28	150,000	175,200
L3Harris Technologies, Inc.
4.400%, 6/15/28	100,000	118,890
Lockheed Martin Corp.
3.550%, 1/15/26	150,000	170,441
Northrop Grumman Corp.
3.250%, 1/15/28	150,000	169,540
Precision Castparts Corp.
2.500%, 1/15/23	75,000	78,244
Raytheon Technologies Corp.
3.950%, 8/16/25	1,750,000	1,988,620
4.125%, 11/16/28	150,000	177,160
Textron, Inc.
4.300%, 3/1/24	100,000	108,299

		3,196,846

Air Freight & Logistics (0.0%)
FedEx Corp.
3.400%, 2/15/28	150,000	167,792
United Parcel Service, Inc.
3.400%, 3/15/29	100,000	115,997

		283,789

Airlines (0.0%)
Southwest Airlines Co.
2.625%, 2/10/30	50,000	47,112

Building Products (0.0%)
Carrier Global Corp.
2.493%, 2/15/27§	100,000	104,305
Masco Corp.
4.450%, 4/1/25	100,000	114,231

		218,536

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	155,856

Industrial Conglomerates (0.1%)
3M Co.
3.375%, 3/1/29	100,000	116,098
General Electric Co.
3.150%, 9/7/22	100,000	104,328
3.100%, 1/9/23	150,000	157,250
3.625%, 5/1/30	100,000	103,254
Roper Technologies, Inc.
3.125%, 11/15/22	100,000	104,751
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	100,000	116,599

		702,280

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	102,662
Deere & Co.
2.600%, 6/8/22	100,000	103,252
Flowserve Corp.
4.000%, 11/15/23	100,000	104,188
Otis Worldwide Corp.
2.293%, 4/5/27	100,000	105,505
Parker-Hannifin Corp.
3.250%, 6/14/29	50,000	55,788
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	104,755
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28(e)	75,000	87,156

		663,306

Road & Rail (0.3%)
Ashtead Capital, Inc.
4.250%, 11/1/29§	1,250,000	1,307,051
Burlington Northern Santa Fe LLC
3.750%, 4/1/24	25,000	27,573

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
CSX Corp.
3.350%, 11/1/25	$250,000	$280,102
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	54,699
Ryder System, Inc.
2.900%, 12/1/26	45,000	48,546
Union Pacific Corp.
3.700%, 3/1/29	100,000	116,161

		1,834,132

Trading Companies & Distributors (0.3%)
Air Lease Corp.
3.250%, 3/1/25	150,000	152,470
3.000%, 2/1/30	50,000	46,299
Aircastle Ltd.
4.125%, 5/1/24	100,000	98,534
United Rentals North America, Inc.
4.875%, 1/15/28	750,000	790,312
WESCO Distribution, Inc.
7.125%, 6/15/25§	900,000	977,427

		2,065,042

Total Industrials		9,166,899

Information Technology (0.8%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
3.625%, 3/4/24	150,000	165,895
Motorola Solutions, Inc.
4.600%, 5/23/29	50,000	59,046

		224,941

Electronic Equipment, Instruments & Components (0.0%)
Flex Ltd.
4.875%, 6/15/29	50,000	57,156

IT Services (0.2%)
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	55,000	61,203
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	106,391
Fiserv, Inc.
3.500%, 7/1/29	100,000	113,995
Global Payments, Inc.
3.200%, 8/15/29	100,000	108,638
IBM Credit LLC
3.000%, 2/6/23	250,000	264,729
International Business Machines Corp.
3.450%, 2/19/26	150,000	169,573
1.950%, 5/15/30	100,000	102,938
Mastercard, Inc.
3.350%, 3/26/30	200,000	234,208
PayPal Holdings, Inc.
2.850%, 10/1/29	100,000	109,361
Visa, Inc.
2.750%, 9/15/27	150,000	167,577

		1,438,613

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom Corp.
3.875%, 1/15/27	350,000	386,979
Intel Corp.
2.700%, 12/15/22	150,000	157,660
3.900%, 3/25/30	150,000	181,606
Lam Research Corp.
3.800%, 3/15/25	60,000	67,835
1.900%, 6/15/30	30,000	31,082
Micron Technology, Inc.
5.327%, 2/6/29	50,000	60,350
NXP BV
4.300%, 6/18/29§	75,000	86,867
QUALCOMM, Inc.
1.300%, 5/20/28§	264,000	258,526

		1,230,905

Software (0.2%)
Microsoft Corp.
3.300%, 2/6/27	250,000	285,627
Oracle Corp.
2.500%, 5/15/22	150,000	154,626
2.400%, 9/15/23	150,000	158,289
2.500%, 4/1/25	100,000	107,167
2.650%, 7/15/26	250,000	273,075
VMware, Inc.
2.950%, 8/21/22	150,000	156,034

		1,134,818

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
3.000%, 2/9/24	150,000	162,170
3.200%, 5/13/25	115,000	128,098
3.350%, 2/9/27	250,000	286,527
3.000%, 11/13/27	200,000	225,444
Dell International LLC
5.450%, 6/15/23§	200,000	219,184
6.020%, 6/15/26§	95,000	111,568
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)	150,000	172,573
HP, Inc.
3.400%, 6/17/30	50,000	53,740
Seagate HDD Cayman
4.750%, 6/1/23	26,000	28,252

		1,387,556

Total Information Technology		5,473,989

Materials (0.6%)
Chemicals (0.1%)
Dow Chemical Co. (The)
4.800%, 11/30/28	50,000	60,259
DuPont de Nemours, Inc.
4.725%, 11/15/28	150,000	179,175
Eastman Chemical Co.
3.600%, 8/15/22	100,000	104,445
LyondellBasell Industries NV
6.000%, 11/15/21	200,000	209,620
Nutrien Ltd.
3.150%, 10/1/22	50,000	52,187
3.375%, 3/15/25	150,000	165,270
PPG Industries, Inc.
2.800%, 8/15/29	50,000	54,221

		825,177

Containers & Packaging (0.4%)
International Paper Co.
3.650%, 6/15/24	150,000	164,559
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	500,000	500,625
7.250%, 4/15/25§	1,700,000	1,595,875
WRKCo. Inc.
3.900%, 6/1/28	150,000	171,115

		2,432,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.1%)
FMG Resources August 2006 Pty. Ltd.
5.125%, 5/15/24§	$1,000,000	$1,057,500

Total Materials		4,314,851

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Tower Corp. (REIT)
3.500%, 1/31/23	150,000	159,339
3.550%, 7/15/27	150,000	167,359
AvalonBay Communities, Inc. (REIT)
2.950%, 9/15/22	100,000	103,868
Boston Properties LP (REIT)
3.850%, 2/1/23	100,000	106,294
3.200%, 1/15/25	250,000	270,073
Brixmor Operating Partnership LP (REIT)
3.650%, 6/15/24	150,000	155,613
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	250,000	287,036
EPR Properties (REIT)
3.750%, 8/15/29	50,000	43,801
Equinix, Inc. (REIT)
5.375%, 5/15/27	1,000,000	1,086,070
3.200%, 11/18/29	35,000	38,395
ERP Operating LP (REIT)
4.625%, 12/15/21	150,000	155,941
3.000%, 7/1/29	50,000	55,270
Essex Portfolio LP (REIT)
3.875%, 5/1/24	250,000	272,838
GLP Capital LP (REIT)
5.300%, 1/15/29	100,000	111,448
Healthpeak Properties, Inc. (REIT)
3.875%, 8/15/24	150,000	165,518
3.500%, 7/15/29(x)	50,000	55,712
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	150,000	160,838
Realty Income Corp. (REIT)
3.250%, 10/15/22	150,000	157,364
Regency Centers LP (REIT)
2.950%, 9/15/29	50,000	52,151
Simon Property Group LP (REIT)
2.450%, 9/13/29	150,000	148,906
SITE Centers Corp. (REIT)
4.250%, 2/1/26(x)	100,000	105,289
Spirit Realty LP (REIT)
4.000%, 7/15/29	50,000	51,852
Ventas Realty LP (REIT)
3.000%, 1/15/30	100,000	101,322
Welltower, Inc. (REIT)
4.000%, 6/1/25	150,000	167,685
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	100,000	117,447
WP Carey, Inc. (REIT)
4.250%, 10/1/26	100,000	111,876

		4,409,305

Total Real Estate		4,409,305

Utilities (0.4%)
Electric Utilities (0.3%)
Arizona Public Service Co.
2.600%, 8/15/29(x)	25,000	26,768
Commonwealth Edison Co.
2.550%, 6/15/26	150,000	162,509
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	150,000	156,621
Duke Energy Carolinas LLC
2.450%, 8/15/29	50,000	54,164
Duke Energy Corp.
3.150%, 8/15/27	200,000	218,915
Entergy Louisiana LLC
2.400%, 10/1/26	150,000	160,836
Evergy, Inc.
2.900%, 9/15/29	50,000	53,987
FirstEnergy Corp. Series B
3.900%, 7/15/27	75,000	82,002
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	200,000	207,298
Northern States Power Co.
2.150%, 8/15/22	100,000	102,398
Pacific Gas and Electric Co.
4.550%, 7/1/30	100,000	108,466
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	78,749
Public Service Electric & Gas Co.
3.650%, 9/1/28	50,000	58,375
Southern California Edison Co.
2.850%, 8/1/29	50,000	52,406
Southern Co. (The)
3.250%, 7/1/26	250,000	277,935
Xcel Energy, Inc.
4.000%, 6/15/28	25,000	29,241

		1,830,670

Gas Utilities (0.0%)
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	75,000	82,647

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	250,000	272,246
Consumers Energy Co.
3.375%, 8/15/23	100,000	107,426
Dominion Energy, Inc. Series C
3.375%, 4/1/30	100,000	112,679
DTE Energy Co. Series C
3.400%, 6/15/29	75,000	83,085
NiSource, Inc.
2.950%, 9/1/29	50,000	53,823
San Diego Gas & Electric Co. Series NNN
3.600%, 9/1/23	150,000	161,154

		790,413

Total Utilities		2,703,730

Total Corporate Bonds		150,455,297

Foreign Government Securities (0.5%)
Canada Government Bond
1.625%, 1/22/25	$200,000	210,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Italian Republic Government Bond
6.875%, 9/27/23	$100,000	$116,652
Japan Bank for International Cooperation
3.375%, 10/31/23	200,000	217,740
2.500%, 5/23/24	200,000	214,259
Province of Alberta
3.300%, 3/15/28	100,000	116,275
Province of Manitoba
2.125%, 6/22/26	100,000	107,564
Province of Ontario
2.450%, 6/29/22	150,000	155,671
2.000%, 10/2/29	100,000	107,457
Province of Quebec
2.875%, 10/16/24	100,000	109,466
1.500%, 2/11/25	200,000	208,143
Republic of Colombia
3.875%, 4/25/27	250,000	270,000
Republic of Indonesia
4.100%, 4/24/28	200,000	227,250
Republic of Korea
2.500%, 6/19/29	200,000	222,187
Republic of Panama
4.000%, 9/22/24	200,000	219,000
Republic of Philippines
10.625%, 3/16/25	150,000	213,000
Republic of Poland
5.000%, 3/23/22	150,000	160,641
4.000%, 1/22/24	100,000	111,014
United Mexican States
4.500%, 4/22/29	200,000	224,187

Total Foreign Government Securities		3,211,305

Mortgage-Backed Securities (1.7%)
FNMA UMBS
4.000%, 8/1/49	491,737	539,451
3.000%, 8/1/50	1,755,830	1,847,068
GNMA
3.500%, 1/20/50	1,067,973	1,119,821
3.500%, 6/20/50	4,972,570	5,277,299
3.000%, 7/20/50	2,356,168	2,485,511

Total Mortgage-Backed Securities		11,269,150

Municipal Bonds (0.1%)
New Jersey Economic Development Authority, St Pension Funding Revenue, NATL-RE
7.425%, 2/15/29	100,000	124,431
Oregon School Boards Association, Taxable-Pension- Series 2002B, NATL-RE
5.550%, 6/30/28	150,000	184,812
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	75,000	83,626

Total Municipal Bonds		392,869

Supranational (0.5%)
African Export-Import Bank (The)
0.750%, 4/3/23	200,000	201,798
Asian Development Bank
2.375%, 8/10/27	150,000	167,627
2.500%, 11/2/27	200,000	224,963
2.750%, 1/19/28	100,000	114,053
Council of Europe Development Bank
1.375%, 2/27/25	200,000	207,829
European Investment Bank
2.875%, 12/15/21	250,000	257,999
1.375%, 5/15/23	200,000	205,913
2.125%, 4/13/26	500,000	544,980
2.375%, 5/24/27	200,000	222,813
Inter-American Development Bank
3.000%, 10/4/23	250,000	270,075
2.375%, 7/7/27	150,000	167,095
2.250%, 6/18/29	100,000	112,123
International Bank for Reconstruction & Development
0.625%, 4/22/25	200,000	201,991
1.875%, 10/27/26	150,000	161,661
1.750%, 10/23/29	100,000	108,230
Nordic Investment Bank
2.250%, 5/21/24	200,000	214,014

Total Supranational		3,383,164

U.S. Government Agency Securities (0.5%)
FFCB
2.850%, 9/20/21	945,000	969,504
FHLB
3.000%, 12/9/22	385,000	408,367
5.375%, 8/15/24	300,000	358,381
3.125%, 6/13/25	375,000	422,324
FHLMC
0.125%, 7/25/22	20,000	19,992
0.375%, 7/21/25	20,000	19,940
FNMA
2.625%, 1/11/22	325,000	335,313
2.375%, 1/19/23	125,000	131,264
0.250%, 7/10/23	200,000	200,076
2.625%, 9/6/24	500,000	545,865
0.500%, 6/17/25	100,000	100,336
0.875%, 8/5/30	90,000	88,594

Total U.S. Government Agency Securities		3,599,956

U.S. Treasury Obligations (17.0%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,800,000	2,098,123
7.625%, 2/15/25	1,600,000	2,114,518
6.500%, 11/15/26	1,000,000	1,370,824
6.375%, 8/15/27	1,000,000	1,402,552
6.125%, 11/15/27	950,000	1,328,489
5.500%, 8/15/28	1,250,000	1,731,066
5.250%, 11/15/28	1,700,000	2,337,853
U.S. Treasury Notes
2.375%, 3/15/21	5,000,000	5,051,411
1.250%, 10/31/21	700,000	708,429
1.500%, 10/31/21	1,000,000	1,014,724
2.000%, 11/15/21	2,000,000	2,041,725
1.750%, 11/30/21	1,500,000	1,528,092
1.875%, 11/30/21	1,850,000	1,887,429
2.000%, 12/31/21	1,000,000	1,023,207
2.125%, 12/31/21	750,000	768,540
1.500%, 1/31/22	600,000	610,875
2.000%, 2/15/22	1,000,000	1,025,615
1.750%, 2/28/22	400,000	409,109
1.875%, 2/28/22	2,200,000	2,254,094
1.875%, 4/30/22	700,000	719,234
1.750%, 5/15/22	800,000	820,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
1.750%, 5/31/22	$750,000	$770,151
1.750%, 6/30/22	300,000	308,461
2.125%, 6/30/22	1,350,000	1,396,881
1.750%, 7/15/22	650,000	668,795
1.875%, 7/31/22	1,637,900	1,690,062
2.000%, 7/31/22	1,100,000	1,137,508
1.500%, 8/15/22	500,000	512,834
1.625%, 8/31/22	1,800,000	1,851,400
1.875%, 8/31/22	700,000	723,262
2.000%, 11/30/22	4,000,000	4,160,943
2.125%, 12/31/22	1,000,000	1,044,605
1.750%, 1/31/23	200,000	207,484
2.375%, 1/31/23	1,000,000	1,052,032
1.500%, 2/28/23	800,000	826,252
2.500%, 3/31/23	750,000	794,122
1.625%, 5/31/23	600,000	623,629
2.750%, 5/31/23	5,000,000	5,346,081
2.500%, 8/15/23	500,000	533,633
1.375%, 8/31/23	500,000	517,782
2.750%, 11/15/23	400,000	432,199
2.125%, 11/30/23	800,000	849,419
2.625%, 12/31/23	2,000,000	2,158,896
2.250%, 1/31/24	2,000,000	2,137,744
2.750%, 2/15/24	1,200,000	1,303,970
1.750%, 6/30/24	3,500,000	3,703,411
2.000%, 6/30/24	800,000	853,868
2.125%, 7/31/24	1,000,000	1,073,357
2.375%, 8/15/24	2,500,000	2,709,409
1.500%, 9/30/24	1,000,000	1,051,331
2.125%, 9/30/24	4,750,000	5,111,772
1.500%, 10/31/24	1,300,000	1,367,728
2.250%, 11/15/24	1,800,000	1,949,442
2.250%, 12/31/24	1,000,000	1,085,470
2.000%, 2/15/25	1,790,000	1,927,190
2.750%, 2/28/25	1,000,000	1,110,283
2.125%, 5/15/25	1,000,000	1,086,004
2.875%, 5/31/25	5,000,000	5,607,731
0.250%, 6/30/25	350,000	349,858
0.250%, 7/31/25	1,700,000	1,698,748
2.000%, 8/15/25	800,000	866,879
0.250%, 9/30/25	1,300,000	1,298,665
3.000%, 10/31/25	1,400,000	1,591,598
1.625%, 5/15/26	1,950,000	2,089,722
1.500%, 8/15/26	750,000	799,670
2.250%, 8/15/27	1,100,000	1,234,205
2.250%, 11/15/27	950,000	1,068,460
2.750%, 2/15/28	1,325,000	1,541,914
2.875%, 5/15/28	700,000	823,998
2.875%, 8/15/28	1,300,000	1,535,636
2.625%, 2/15/29	2,050,000	2,395,983
2.375%, 5/15/29	1,300,000	1,496,651
1.625%, 8/15/29	1,115,000	1,214,346
1.500%, 2/15/30	1,300,000	1,403,206
0.625%, 5/15/30	400,000	398,891
0.625%, 8/15/30	1,250,000	1,243,797

Total U.S. Treasury Obligations		114,984,155

Total Long-Term Debt Securities (42.6%) (Cost $273,427,648)		287,987,347

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Information Technology (0.6%)
Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc.,
Series A
8.000%	3,000	$3,740,250

Total Information Technology		3,740,250

Utilities (0.7%)
Electric Utilities (0.5%)
American Electric Power Co., Inc.,
6.125%	30,000	1,455,300
NextEra Energy, Inc.,
5.279%	40,000	1,867,200

		3,322,500
Multi-Utilities (0.2%)
DTE Energy Co.,
6.250%	35,000	1,580,600

Total Utilities		4,903,100

Total Convertible Preferred Stocks (1.3%) (Cost $7,976,386)		8,643,350

PREFERRED STOCKS:
Financials (0.2%)
Banks (0.2%)
JPMorgan Chase & Co.,
Series EE
6.000%(x)	40,000	1,097,600

Capital Markets (0.0%)
KKR & Co., Inc.,
Series C
6.000%	6,000	312,000

Total Preferred Stocks (0.2%) (Cost $1,300,000)		1,409,600

COMMON STOCKS:
Communication Services (3.5%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	30,461	868,443
BCE, Inc.	35,000	1,451,466
CenturyLink, Inc.	4,055	40,915
Verizon Communications, Inc.	117,700	7,001,973

		9,362,797

Entertainment (0.4%)
Activision Blizzard, Inc.	3,303	267,378
Electronic Arts, Inc.*	1,237	161,317
Live Nation Entertainment, Inc.*	636	34,268
Netflix, Inc.*	1,885	942,556
Take-Two Interactive Software, Inc.*	508	83,932
Walt Disney Co. (The)	7,724	958,394

		2,447,845

Interactive Media & Services (1.0%)
Alphabet, Inc., Class A*	1,285	1,883,296
Alphabet, Inc., Class C*	1,255	1,844,348
Facebook, Inc., Class A*	10,312	2,700,713
Twitter, Inc.*	3,382	150,499

		6,578,856

Media (0.7%)
Charter Communications, Inc., Class A*	640	399,578
Comcast Corp., Class A	89,488	4,139,715
Discovery, Inc., Class A(x)*	683	14,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Discovery, Inc., Class C*	1,333	$26,127
DISH Network Corp., Class A*	1,148	33,326
Fox Corp., Class A	1,394	38,795
Fox Corp., Class B	756	21,145
Interpublic Group of Cos., Inc. (The)	1,739	28,989
News Corp., Class A	1,717	24,072
News Corp., Class B	357	4,991
Omnicom Group, Inc.	887	43,907
ViacomCBS, Inc.	2,427	67,980

		4,843,494

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	2,490	284,756

Total Communication Services		23,517,748

Consumer Discretionary (3.6%)
Auto Components (0.0%)
Aptiv plc	1,149	105,340
BorgWarner, Inc.	920	35,641

		140,981

Automobiles (0.3%)
Ford Motor Co.	16,688	111,142
General Motors Co.	55,374	1,638,517

		1,749,659

Distributors (0.0%)
Genuine Parts Co.	646	61,480
LKQ Corp.*	1,200	33,276

		94,756

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	2,107	31,984
Chipotle Mexican Grill, Inc.*	116	144,270
Darden Restaurants, Inc.	547	55,105
Domino’s Pizza, Inc.	173	73,574
Hilton Worldwide Holdings, Inc.	1,188	101,360
Las Vegas Sands Corp.	1,396	65,137
Marriott International, Inc., Class A	1,138	105,356
McDonald’s Corp.	3,181	698,198
MGM Resorts International	1,740	37,845
Norwegian Cruise Line Holdings Ltd.(x)*	1,121	19,180
Royal Caribbean Cruises Ltd.	775	50,166
Starbucks Corp.	4,997	429,342
Wynn Resorts Ltd.(x)	440	31,597
Yum! Brands, Inc.	1,288	117,594

		1,960,708

Household Durables (0.1%)
DR Horton, Inc.	1,416	107,092
Garmin Ltd.	642	60,900
Leggett & Platt, Inc.	586	24,126
Lennar Corp., Class A	1,175	95,974
Mohawk Industries, Inc.*	264	25,764
Newell Brands, Inc.	1,701	29,189
NVR, Inc.*	15	61,247
PulteGroup, Inc.	1,147	53,095
Whirlpool Corp.	277	50,937

		508,324

Internet & Direct Marketing Retail (1.0%)
Amazon.com, Inc.*	1,825	5,746,432
Booking Holdings, Inc.*	175	299,369
eBay, Inc.	2,844	148,173
Etsy, Inc.*	510	62,031
Expedia Group, Inc.	580	53,180

		6,309,185

Leisure Products (0.0%)
Hasbro, Inc.	519	42,932

Multiline Retail (0.9%)
Dollar General Corp.	1,065	223,245
Dollar Tree, Inc.*	1,014	92,619
Target Corp.	37,140	5,846,579

		6,162,443

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	284	43,594
AutoZone, Inc.*	100	117,764
Best Buy Co., Inc.	985	109,621
CarMax, Inc.*	697	64,061
Gap, Inc. (The)	996	16,962
Home Depot, Inc. (The)	16,002	4,443,915
L Brands, Inc.	1,045	33,241
Lowe’s Cos., Inc.	3,231	535,894
O’Reilly Automotive, Inc.*	317	146,162
Ross Stores, Inc.	1,522	142,033
Tiffany & Co.	450	52,133
TJX Cos., Inc. (The)	5,126	285,262
Tractor Supply Co.	497	71,240
Ulta Beauty, Inc.*	240	53,755

		6,115,637

Textiles, Apparel & Luxury Goods (0.1%)
Hanesbrands, Inc.	1,578	24,853
NIKE, Inc., Class B	5,318	667,622
PVH Corp.	332	19,800
Ralph Lauren Corp.	216	14,682
Tapestry, Inc.	1,230	19,225
Under Armour, Inc., Class A*	869	9,759
Under Armour, Inc., Class C*	904	8,895
VF Corp.	1,363	95,751

		860,587

Total Consumer Discretionary		23,945,212

Consumer Staples (3.7%)
Beverages (1.6%)
Brown-Forman Corp., Class B	819	61,687
Coca-Cola Co. (The)	91,527	4,518,688
Constellation Brands, Inc., Class A	718	136,068
Molson Coors Beverage Co., Class B	840	28,191
Monster Beverage Corp.*	1,582	126,876
PepsiCo, Inc.	40,920	5,671,512

		10,543,022

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	1,889	670,595
Kroger Co. (The)	3,329	112,886
Sysco Corp.	2,174	135,266
Walgreens Boots Alliance, Inc.	3,075	110,454
Walmart, Inc.	5,937	830,646

		1,859,847

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,376	110,460
Campbell Soup Co.	863	41,743
Conagra Brands, Inc.	2,068	73,848
General Mills, Inc.	2,614	161,232
Hershey Co. (The)	631	90,448
Hormel Foods Corp.	1,172	57,299
J M Smucker Co. (The)	473	54,641
Kellogg Co.	1,111	71,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kraft Heinz Co. (The)	2,791	$83,590
Lamb Weston Holdings, Inc.	599	39,696
McCormick & Co., Inc. (Non-Voting)	531	103,067
Mondelez International, Inc., Class A	6,109	350,962
Tyson Foods, Inc., Class A	1,257	74,766

		1,313,512

Household Products (1.0%)
Church & Dwight Co., Inc.	1,099	102,987
Clorox Co. (The)	540	113,492
Colgate-Palmolive Co.	3,670	283,140
Kimberly-Clark Corp.	1,460	215,584
Procter & Gamble Co. (The)	45,645	6,344,199

		7,059,402

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	965	210,611
Unilever plc	20,000	1,232,359

		1,442,970

Tobacco (0.4%)
Altria Group, Inc.	7,941	306,840
Philip Morris International, Inc.	36,657	2,748,909

		3,055,749

Total Consumer Staples		25,274,502

Energy (2.0%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	2,915	38,740
Halliburton Co.	3,674	44,272
National Oilwell Varco, Inc.	1,740	15,764
Schlumberger NV	5,845	90,948
TechnipFMC plc	1,909	12,046

		201,770

Oil, Gas & Consumable Fuels (2.0%)
Apache Corp.	1,686	15,966
BP plc (ADR)	40,000	698,400
Cabot Oil & Gas Corp.	1,621	28,141
Chevron Corp.	59,981	4,318,632
Concho Resources, Inc.	816	36,002
ConocoPhillips	4,571	150,112
Devon Energy Corp.	1,728	16,347
Diamondback Energy, Inc.	723	21,777
EOG Resources, Inc.	2,476	88,987
Exxon Mobil Corp.	168,070	5,769,843
Hess Corp.	1,162	47,561
HollyFrontier Corp.	681	13,423
Kinder Morgan, Inc.	8,334	102,758
Marathon Oil Corp.	3,562	14,569
Marathon Petroleum Corp.	2,780	81,565
Noble Energy, Inc.	2,147	18,357
Occidental Petroleum Corp.	3,567	35,706
ONEOK, Inc.	1,853	48,141
Phillips 66	1,866	96,733
Pioneer Natural Resources Co.	699	60,107
Royal Dutch Shell plc (ADR), Class A(x)	50,000	1,258,500
Valero Energy Corp.	1,742	75,463
Williams Cos., Inc. (The)	5,190	101,983

		13,099,073

Total Energy		13,300,843

Financials (5.4%)
Banks (3.2%)
Bank of America Corp.	207,602	5,001,132
Barclays plc	1,400,000	1,761,707
Citigroup, Inc.	23,897	1,030,200
Citizens Financial Group, Inc.	1,819	45,984
Comerica, Inc.	642	24,557
Fifth Third Bancorp	3,016	64,301
First Republic Bank	720	78,523
Huntington Bancshares, Inc.	4,344	39,835
JPMorgan Chase & Co.	73,025	7,030,117
KeyCorp	4,179	49,855
M&T Bank Corp.	548	50,465
People’s United Financial, Inc.	1,990	20,517
PNC Financial Services Group, Inc. (The)‡	1,814	199,377
Regions Financial Corp.	4,057	46,777
SVB Financial Group*	216	51,974
Truist Financial Corp.	50,761	1,931,456
US Bancorp	55,860	2,002,581
Wells Fargo & Co.	87,576	2,058,912
Zions Bancorp NA	756	22,090

		21,510,360

Capital Markets (0.9%)
Ameriprise Financial, Inc.	515	79,367
Bank of New York Mellon Corp. (The)	3,489	119,812
BlackRock, Inc.‡	607	342,075
Cboe Global Markets, Inc.	497	43,607
Charles Schwab Corp. (The)	4,962	179,773
CME Group, Inc.	1,534	256,653
E*TRADE Financial Corp.	1,012	50,651
Franklin Resources, Inc.	1,238	25,193
Goldman Sachs Group, Inc. (The)	1,470	295,426
Intercontinental Exchange, Inc.	2,402	240,320
Invesco Ltd.	1,648	18,804
MarketAxess Holdings, Inc.	162	78,018
Moody’s Corp.	692	200,576
Morgan Stanley	65,127	3,148,890
MSCI, Inc.	358	127,727
Nasdaq, Inc.	514	63,073
Northern Trust Corp.	891	69,471
Raymond James Financial, Inc.	497	36,162
S&P Global, Inc.	1,033	372,500
State Street Corp.	1,508	89,470
T. Rowe Price Group, Inc.	974	124,886

		5,962,454

Consumer Finance (0.1%)
American Express Co.	2,789	279,597
Capital One Financial Corp.	1,952	140,271
Discover Financial Services	1,310	75,692
Synchrony Financial	2,273	59,484

		555,044

Diversified Financial Services (0.2%)
Berkshire Hathaway, Inc., Class B*	8,475	1,804,667

Insurance (1.0%)
Aflac, Inc.	2,847	103,488
Allstate Corp. (The)	1,337	125,865
American International Group, Inc.	3,683	101,393
Aon plc, Class A	992	204,650
Arthur J Gallagher & Co.	822	86,787
Assurant, Inc.	272	32,996
Chubb Ltd.	1,931	224,228
Cincinnati Financial Corp.	632	49,277
Everest Re Group Ltd.	182	35,952
Globe Life, Inc.	398	31,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hartford Financial Services Group, Inc. (The)	1,511	$55,695
Lincoln National Corp.	775	24,281
Loews Corp.	1,024	35,584
Marsh & McLennan Cos., Inc.	2,168	248,670
MetLife, Inc.	121,057	4,499,689
Principal Financial Group, Inc.	1,051	42,324
Progressive Corp. (The)	2,505	237,148
Prudential Financial, Inc.	1,688	107,222
Travelers Cos., Inc. (The)	1,084	117,278
Unum Group	916	15,416
W R Berkley Corp.	650	39,747
Willis Towers Watson plc	552	115,269

		6,534,759

Total Financials		36,367,284

Health Care (6.1%)
Biotechnology (0.4%)
AbbVie, Inc.	7,543	660,691
Alexion Pharmaceuticals, Inc.*	936	107,106
Amgen, Inc.	2,503	636,162
Biogen, Inc.*	677	192,051
Gilead Sciences, Inc.	5,356	338,446
Incyte Corp.*	809	72,600
Regeneron Pharmaceuticals, Inc.*	447	250,222
Vertex Pharmaceuticals, Inc.*	1,113	302,870

		2,560,148

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	7,572	824,061
ABIOMED, Inc.*	188	52,087
Align Technology, Inc.*	307	100,500
Baxter International, Inc.	2,166	174,190
Becton Dickinson and Co.	1,240	288,523
Boston Scientific Corp.*	6,124	233,998
Cooper Cos., Inc. (The)	210	70,795
Danaher Corp.	2,701	581,606
Dentsply Sirona, Inc.	995	43,511
DexCom, Inc.*	418	172,312
Edwards Lifesciences Corp.*	2,662	212,481
Hologic, Inc.*	1,086	72,186
IDEXX Laboratories, Inc.*	365	143,485
Intuitive Surgical, Inc.*	501	355,480
Medtronic plc	5,748	597,332
ResMed, Inc.	620	106,287
STERIS plc	356	62,724
Stryker Corp.	1,398	291,301
Teleflex, Inc.	209	71,148
Varian Medical Systems, Inc.*	407	70,004
West Pharmaceutical Services, Inc.	317	87,143
Zimmer Biomet Holdings, Inc.	886	120,620

		4,731,774

Health Care Providers & Services (1.0%)
AmerisourceBergen Corp.	629	60,963
Anthem, Inc.	1,075	288,734
Cardinal Health, Inc.	1,234	57,936
Centene Corp.*	2,478	144,542
Cigna Corp.	1,570	265,974
CVS Health Corp.	70,598	4,122,923
DaVita, Inc.*	346	29,635
HCA Healthcare, Inc.	1,128	140,639
Henry Schein, Inc.*	651	38,266
Humana, Inc.	566	234,262
Laboratory Corp. of America Holdings*	414	77,944
McKesson Corp.	693	103,208
Quest Diagnostics, Inc.	568	65,030
UnitedHealth Group, Inc.	4,063	1,266,721
Universal Health Services, Inc., Class B	328	35,103

		6,931,880

Health Care Technology (0.0%)
Cerner Corp.	1,310	94,700

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,317	132,938
Bio-Rad Laboratories, Inc., Class A*	96	49,484
Illumina, Inc.*	624	192,866
IQVIA Holdings, Inc.*	827	130,360
Mettler-Toledo International, Inc.*	103	99,472
PerkinElmer, Inc.	502	63,006
Thermo Fisher Scientific, Inc.	1,692	747,052
Waters Corp.*	265	51,855

		1,467,033

Pharmaceuticals (3.8%)
AstraZeneca plc	40,000	4,353,638
Bristol-Myers Squibb Co.	89,633	5,403,974
Catalent, Inc.*	699	59,876
Eli Lilly and Co.	3,393	502,232
Johnson & Johnson	36,250	5,396,900
Merck & Co., Inc.	60,808	5,044,024
Mylan NV*	2,319	34,391
Perrigo Co. plc	616	28,281
Pfizer, Inc.	123,752	4,541,698
Zoetis, Inc.	2,031	335,866

		25,700,880

Total Health Care		41,486,415

Industrials (3.2%)
Aerospace & Defense (0.7%)
Boeing Co. (The)	2,267	374,644
General Dynamics Corp.	991	137,184
Howmet Aerospace, Inc.	1,737	29,043
Huntington Ingalls Industries, Inc.	183	25,757
L3Harris Technologies, Inc.	924	156,932
Lockheed Martin Corp.	1,051	402,827
Northrop Grumman Corp.	663	209,170
Raytheon Technologies Corp.	56,523	3,252,334
Teledyne Technologies, Inc.*	166	51,495
Textron, Inc.	1,008	36,379
TransDigm Group, Inc.	232	110,228

		4,785,993

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	563	57,533
Expeditors International of Washington, Inc.	718	64,993
FedEx Corp.	1,030	259,066
United Parcel Service, Inc., Class B	3,023	503,722

		885,314

Airlines (0.0%)
Alaska Air Group, Inc.	543	19,890
American Airlines Group, Inc.(x)	2,166	26,620
Delta Air Lines, Inc.	2,713	82,964
Southwest Airlines Co.	2,523	94,612
United Airlines Holdings, Inc.*	1,237	42,986

		267,072

Building Products (0.1%)
A O Smith Corp.	598	31,574

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Allegion plc	375	$37,091
Carrier Global Corp.	3,470	105,974
Fortune Brands Home & Security, Inc.	569	49,230
Ingersoll-Rand plc	1,023	124,039
Johnson Controls International plc	3,180	129,903
Masco Corp.	1,101	60,698

		538,509

Commercial Services & Supplies (0.1%)
Cintas Corp.	376	125,144
Copart, Inc.*	885	93,067
Republic Services, Inc.	899	83,922
Rollins, Inc.	632	34,248
Waste Management, Inc.	1,662	188,088

		524,469

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	559	51,859
Quanta Services, Inc.	613	32,403

		84,262

Electrical Equipment (0.1%)
AMETEK, Inc.	1,000	99,400
Eaton Corp. plc	1,708	174,267
Emerson Electric Co.	2,552	167,335
Rockwell Automation, Inc.	496	109,457

		550,459

Industrial Conglomerates (0.7%)
3M Co.	2,461	394,203
General Electric Co.	37,422	233,139
Honeywell International, Inc.	22,999	3,785,866
Roper Technologies, Inc.	448	177,009

		4,590,217

Machinery (0.7%)
Caterpillar, Inc.	2,314	345,133
Cummins, Inc.	13,631	2,878,322
Deere & Co.	1,339	296,763
Dover Corp.	628	68,037
Flowserve Corp.	574	15,664
Fortive Corp.	1,437	109,514
IDEX Corp.	333	60,743
Illinois Tool Works, Inc.	1,229	237,455
Ingersoll Rand, Inc.*	1,548	55,109
Otis Worldwide Corp.	1,738	108,486
PACCAR, Inc.	1,480	126,214
Parker-Hannifin Corp.	549	111,085
Pentair plc	732	33,504
Snap-on, Inc.	234	34,428
Stanley Black & Decker, Inc.	697	113,053
Westinghouse Air Brake Technologies Corp.	741	45,853
Xylem, Inc.	793	66,707

		4,706,070

Professional Services (0.1%)
Equifax, Inc.	542	85,040
IHS Markit Ltd.	1,596	125,302
Nielsen Holdings plc	1,587	22,504
Robert Half International, Inc.	524	27,740
Verisk Analytics, Inc.	696	128,976

		389,562

Road & Rail (0.6%)
CSX Corp.	3,273	254,214
JB Hunt Transport Services, Inc.	380	48,024
Kansas City Southern	425	76,853
Norfolk Southern Corp.	1,091	233,463
Old Dominion Freight Line, Inc.	413	74,720
Union Pacific Corp.	17,903	3,524,564

		4,211,838

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,454	110,651
United Rentals, Inc.*	297	51,826
WW Grainger, Inc.	192	68,500

		230,977

Total Industrials		21,764,742

Information Technology (8.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	245	50,698
Cisco Systems, Inc.	48,094	1,894,423
F5 Networks, Inc.*	273	33,516
Juniper Networks, Inc.	1,470	31,605
Motorola Solutions, Inc.	726	113,844

		2,124,086

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,275	138,044
CDW Corp.	642	76,738
Corning, Inc.	3,252	105,397
FLIR Systems, Inc.	600	21,510
IPG Photonics Corp.*	159	27,025
Keysight Technologies, Inc.*	800	79,024
TE Connectivity Ltd.	1,410	137,814
Zebra Technologies Corp., Class A*	227	57,309

		642,861

IT Services (1.2%)
Accenture plc, Class A	2,722	615,145
Akamai Technologies, Inc.*	725	80,142
Automatic Data Processing, Inc.	1,839	256,522
Broadridge Financial Solutions, Inc.	484	63,888
Cognizant Technology Solutions Corp., Class A	2,320	161,054
DXC Technology Co.	1,159	20,688
Fidelity National Information Services, Inc.	2,651	390,254
Fiserv, Inc.*	2,380	245,259
FleetCor Technologies, Inc.*	360	85,716
Gartner, Inc.*	399	49,855
Global Payments, Inc.	1,281	227,480
International Business Machines Corp.	16,408	1,996,361
Jack Henry & Associates, Inc.	319	51,866
Leidos Holdings, Inc.	555	49,478
Mastercard, Inc., Class A	3,779	1,277,945
Paychex, Inc.	1,420	113,273
PayPal Holdings, Inc.*	5,017	988,500
VeriSign, Inc.*	434	88,905
Visa, Inc., Class A	7,212	1,442,184
Western Union Co. (The)	1,687	36,152

		8,240,667

Semiconductors & Semiconductor Equipment (3.2%)
Advanced Micro Devices, Inc.*	5,020	411,590
Analog Devices, Inc.	31,580	3,686,649
Applied Materials, Inc.	3,906	232,212
Broadcom, Inc.	1,719	626,266
Intel Corp.	138,182	7,155,064
KLA Corp.	665	128,837
Lam Research Corp.	623	206,680
Maxim Integrated Products, Inc.	1,132	76,534
Microchip Technology, Inc.	1,072	110,159
Micron Technology, Inc.*	4,751	223,107

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NVIDIA Corp.	2,638	$1,427,738
Qorvo, Inc.*	489	63,086
QUALCOMM, Inc.	4,823	567,571
Skyworks Solutions, Inc.	715	104,032
Teradyne, Inc.	709	56,337
Texas Instruments, Inc.	43,916	6,270,766
Xilinx, Inc.	1,045	108,931

		21,455,559

Software (2.6%)
Adobe, Inc.*	2,052	1,006,362
ANSYS, Inc.*	368	120,421
Autodesk, Inc.*	939	216,918
Cadence Design Systems, Inc.*	1,197	127,636
Citrix Systems, Inc.	517	71,196
Fortinet, Inc.*	607	71,511
Intuit, Inc.	1,120	365,355
Microsoft Corp.	52,416	11,024,657
NortonLifeLock, Inc.	2,444	50,933
Oracle Corp.	48,267	2,881,540
Paycom Software, Inc.*	222	69,109
salesforce.com, Inc.*	3,891	977,886
ServiceNow, Inc.*	821	398,185
Synopsys, Inc.*	651	139,301
Tyler Technologies, Inc.*	180	62,741

		17,583,751

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	68,870	7,975,835
Hewlett Packard Enterprise Co.	5,323	49,876
HP, Inc.	5,876	111,585
NetApp, Inc.	925	40,552
Seagate Technology plc	952	46,905
Western Digital Corp.	1,336	48,831
Xerox Holdings Corp.	823	15,448

		8,289,032

Total Information Technology		58,335,956

Materials (1.4%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	946	281,775
Albemarle Corp.	474	42,319
BASF SE	35,000	2,131,298
Celanese Corp.	542	58,238
CF Industries Holdings, Inc.	859	26,380
Corteva, Inc.	3,201	92,221
Dow, Inc.	3,168	149,054
DuPont de Nemours, Inc.	3,137	174,041
Eastman Chemical Co.	607	47,419
Ecolab, Inc.	1,063	212,430
FMC Corp.	588	62,275
International Flavors & Fragrances, Inc.	479	58,653
Linde plc	2,249	535,554
LyondellBasell Industries NV, Class A	1,096	77,257
Mosaic Co. (The)	1,374	25,103
PPG Industries, Inc.	1,011	123,423
Sherwin-Williams Co. (The)	351	244,556

		4,341,996

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	262	61,664
Vulcan Materials Co.	564	76,445

		138,109

Containers & Packaging (0.1%)
Amcor plc	6,704	74,079
Avery Dennison Corp.	372	47,557
Ball Corp.	1,393	115,786
International Paper Co.	1,726	69,972
Packaging Corp. of America	420	45,801
Sealed Air Corp.	683	26,507
Westrock Co.	1,154	40,090

		419,792

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	6,214	97,187
Newmont Corp.	3,436	218,014
Nucor Corp.	1,260	56,524
Rio Tinto plc (ADR)	71,000	4,287,690

		4,659,415

Total Materials		9,559,312

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	502	80,320
American Tower Corp. (REIT)	1,897	458,562
Apartment Investment and Management Co. (REIT), Class A	660	22,255
AvalonBay Communities, Inc. (REIT)	602	89,903
Boston Properties, Inc. (REIT)	643	51,633
Crown Castle International Corp. (REIT)	1,795	298,868
Digital Realty Trust, Inc. (REIT)	1,150	168,774
Duke Realty Corp. (REIT)	1,649	60,848
Equinix, Inc. (REIT)	379	288,089
Equity Residential (REIT)	1,465	75,198
Essex Property Trust, Inc. (REIT)	297	59,635
Extra Space Storage, Inc. (REIT)	542	57,989
Federal Realty Investment Trust (REIT)	313	22,987
Healthpeak Properties, Inc. (REIT)	2,307	62,635
Host Hotels & Resorts, Inc. (REIT)	72,886	786,440
Iron Mountain, Inc. (REIT)	1,277	34,211
Kimco Realty Corp. (REIT)	1,898	21,371
Mid-America Apartment Communities, Inc. (REIT)	476	55,192
Prologis, Inc. (REIT)	3,160	317,959
Public Storage (REIT)	651	144,991
Realty Income Corp. (REIT)	1,476	89,667
Regency Centers Corp. (REIT)	653	24,827
SBA Communications Corp. (REIT)	479	152,552
Simon Property Group, Inc. (REIT)	1,307	84,537
SL Green Realty Corp. (REIT)	287	13,308
UDR, Inc. (REIT)	1,297	42,295
Ventas, Inc. (REIT)	1,677	70,367
Vornado Realty Trust (REIT)	707	23,833
Welltower, Inc. (REIT)	1,783	98,225
Weyerhaeuser Co. (REIT)	3,192	91,036

		3,848,507

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,427	67,026

Total Real Estate		3,915,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.3%)
Electric Utilities (2.0%)
Alliant Energy Corp.	1,152	$59,501
American Electric Power Co., Inc.	19,623	1,603,788
Duke Energy Corp.	43,144	3,820,833
Edison International	1,617	82,208
Entergy Corp.	893	87,987
Evergy, Inc.	945	48,025
Eversource Energy	1,469	122,735
Exelon Corp.	4,167	149,012
FirstEnergy Corp.	2,418	69,421
NextEra Energy, Inc.	2,094	581,211
NRG Energy, Inc.	1,133	34,828
Pinnacle West Capital Corp.	502	37,424
PPL Corp.	3,287	89,439
Southern Co. (The)	114,518	6,209,166
Xcel Energy, Inc.	2,251	155,341

		13,150,919

Gas Utilities (0.0%)
Atmos Energy Corp.	516	49,324

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,774	50,237

Multi-Utilities (1.3%)
Ameren Corp.	1,065	84,220
CenterPoint Energy, Inc.	2,285	44,215
CMS Energy Corp.	1,233	75,719
Consolidated Edison, Inc.	1,430	111,254
Dominion Energy, Inc.	73,592	5,808,617
DTE Energy Co.	824	94,793
NiSource, Inc.	1,674	36,828
Public Service Enterprise Group, Inc.	2,164	118,825
Sempra Energy	21,237	2,513,611
WEC Energy Group, Inc.	1,351	130,912

		9,018,994

Water Utilities (0.0%)
American Water Works Co., Inc.	778	112,717

Total Utilities		22,382,191

Total Common Stocks (41.4%) (Cost $164,938,485)		279,849,738

SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	800,000	800,000
JPMorgan Prime Money Market Fund, IM Shares	31,965,294	31,987,670

Total Investment Companies		32,787,670

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254% - 2.250%, maturing 1/31/22 - 2/15/27; total market value $102,000.(xx)	$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $129,407, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27 - 11/15/39; total market value $131,995.(xx)	129,407	129,407
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $500,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.000% - 8.125%, maturing 10/15/20 - 2/15/49; total market value $510,000.(xx)	500,000	500,000

Total Repurchase Agreements		729,407

Total Short-Term Investments (5.0%) (Cost $33,499,809)		33,517,077

Total Investments in Securities (90.5%) (Cost $481,142,328)		611,407,112
Other Assets Less Liabilities (9.5%)		64,252,021

Net Assets (100%)		$675,659,133

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $41,293,696 or 6.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $1,481,063. This was collateralized by $29,191 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20 - 2/15/50 and by cash of $1,529,407 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL-RE — Insured by National Public Finance Guarantee Corp.

SOFR — Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	1,814	478,251	—	(134,257)	85,442	(230,059)	199,377	9,087	—
Capital Markets
BlackRock, Inc.	607	405,679	122,134	(237,166)	74,545	(23,117)	342,075	7,932	—
CORPORATE BONDS:
Financials
Banks
PNC Bank NA, 3.250%, 1/22/28	—	262,068	382	(276,813)	34,884	(20,521)	—	3,385	—
PNC Financial Services Group, Inc. (The), 3.900%, 4/29/24	250,000	266,574	—	(283)	—	9,384	275,675	7,313	—
2.550%, 1/22/30	100,000	—	107,901	(189)	—	(37)	107,675	630	—

Total		1,412,572	230,417	(648,708)	194,871	(264,350)	924,802	28,347	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	466	12/2020	USD	78,101,600	620,966

					620,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Security	$—	$38,951	$—	$38,951
Common Stocks
Communication Services	23,517,748	—	—	23,517,748
Consumer Discretionary	23,945,212	—	—	23,945,212
Consumer Staples	24,042,143	1,232,359	—	25,274,502
Energy	13,300,843	—	—	13,300,843
Financials	34,605,577	1,761,707	—	36,367,284
Health Care	37,132,777	4,353,638	—	41,486,415
Industrials	21,764,742	—	—	21,764,742
Information Technology	58,335,956	—	—	58,335,956
Materials	7,428,014	2,131,298	—	9,559,312
Real Estate	3,915,533	—	—	3,915,533
Utilities	22,382,191	—	—	22,382,191
Convertible Bonds
Industrials	—	652,500	—	652,500
Convertible Preferred Stocks
Information Technology	3,740,250	—	—	3,740,250
Utilities	4,903,100	—	—	4,903,100
Corporate Bonds
Communication Services	—	17,088,956	—	17,088,956
Consumer Discretionary	—	6,546,888	—	6,546,888
Consumer Staples	—	8,497,181	—	8,497,181
Energy	—	13,529,277	—	13,529,277
Financials	—	35,071,128	—	35,071,128
Health Care	—	43,653,093	—	43,653,093
Industrials	—	9,166,899	—	9,166,899
Information Technology	—	5,473,989	—	5,473,989
Materials	—	4,314,851	—	4,314,851
Real Estate	—	4,409,305	—	4,409,305
Utilities	—	2,703,730	—	2,703,730
Foreign Government Securities	—	3,211,305	—	3,211,305
Futures	620,966	—	—	620,966
Mortgage-Backed Securities	—	11,269,150	—	11,269,150
Municipal Bonds	—	392,869	—	392,869
Preferred Stocks
Financials	1,409,600	—	—	1,409,600
Short-Term Investments
Investment Companies	32,787,670	—	—	32,787,670
Repurchase Agreements	—	729,407	—	729,407
Supranational	—	3,383,164	—	3,383,164
U.S. Government Agency Securities	—	3,599,956	—	3,599,956
U.S. Treasury Obligations	—	114,984,155	—	114,984,155

Total Assets	$313,832,322	$298,195,756	$—	$612,028,078

Total Liabilities	$—	$—	$—	$—

Total	$313,832,322	$298,195,756	$—	$612,028,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN BALANCED MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,716,453
Aggregate gross unrealized depreciation	(19,218,913)

Net unrealized appreciation	$128,497,540

Federal income tax cost of investments in securities and derivative instruments, if applicable	$483,530,538

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Hotels, Restaurants & Leisure (1.9%)
McDonald’s Corp.	16,533	$3,628,828

Multiline Retail (2.4%)
Target Corp.	29,483	4,641,214

Specialty Retail (3.7%)
Lowe’s Cos., Inc.	24,800	4,113,328
Ross Stores, Inc.	32,428	3,026,181

		7,139,509

Textiles, Apparel & Luxury Goods (2.4%)
NIKE, Inc., Class B	37,601	4,720,430

Total Consumer Discretionary		20,129,981

Consumer Staples (8.0%)
Beverages (1.8%)
PepsiCo, Inc.	24,600	3,409,560

Food & Staples Retailing (1.5%)
Walmart, Inc.	21,412	2,995,753

Food Products (1.7%)
McCormick & Co., Inc. (Non- Voting)	17,301	3,358,124

Household Products (3.0%)
Colgate-Palmolive Co.	30,038	2,317,432
Procter & Gamble Co. (The)	24,735	3,437,917

		5,755,349

Total Consumer Staples		15,518,786

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Chevron Corp.	20,648	1,486,656
EOG Resources, Inc.	19,342	695,152
Exxon Mobil Corp.	17,883	613,923

Total Energy		2,795,731

Financials (2.6%)
Capital Markets (0.9%)
Nasdaq, Inc.	10,355	1,270,662
State Street Corp.	8,416	499,321

		1,769,983

Insurance (1.7%)
Aflac, Inc.	37,829	1,375,084
Erie Indemnity Co., Class A	8,698	1,829,016

		3,204,100

Total Financials		4,974,083

Health Care (21.2%)
Biotechnology (0.8%)
AbbVie, Inc.	17,479	1,530,986

Health Care Equipment & Supplies (15.1%)
Abbott Laboratories	44,621	4,856,103
Becton Dickinson and Co.	22,497	5,234,602
Dentsply Sirona, Inc.	13,538	592,017
Medtronic plc	50,339	5,231,229
Stryker Corp.	33,719	7,026,028
West Pharmaceutical Services, Inc.	23,016	6,327,098

		29,267,077

Health Care Providers & Services (2.2%)
CVS Health Corp.	20,145	1,176,468
UnitedHealth Group, Inc.	9,750	3,039,758

		4,216,226

Pharmaceuticals (3.1%)
Johnson & Johnson	24,669	3,672,721
Perrigo Co. plc	14,186	651,279
Pfizer, Inc.	45,399	1,666,143

		5,990,143

Total Health Care		41,004,432

Industrials (22.3%)
Aerospace & Defense (3.1%)
General Dynamics Corp.	15,811	2,188,717
Raytheon Technologies Corp.	66,101	3,803,451

		5,992,168

Air Freight & Logistics (2.1%)
United Parcel Service, Inc., Class B	24,220	4,035,779

Building Products (1.4%)
Johnson Controls International plc	66,101	2,700,226

Commercial Services & Supplies (2.0%)
Cintas Corp.	11,176	3,719,708

Electrical Equipment (0.4%)
nVent Electric plc	44,987	795,820

Industrial Conglomerates (8.1%)
Carlisle Cos., Inc.	9,044	1,106,714
Honeywell International, Inc.	29,113	4,792,291
Roper Technologies, Inc.	24,594	9,717,336

		15,616,341

Machinery (3.0%)
Donaldson Co., Inc.	24,421	1,133,623
Dover Corp.	25,927	2,808,931
Pentair plc	40,250	1,842,242

		5,784,796

Road & Rail (1.3%)
Norfolk Southern Corp.	11,800	2,525,082

Trading Companies & Distributors (0.9%)
WW Grainger, Inc.	5,004	1,785,277

Total Industrials		42,955,197

Information Technology (21.0%)
IT Services (6.1%)
Accenture plc, Class A	32,880	7,430,551
Visa, Inc., Class A	21,257	4,250,762

		11,681,313

Semiconductors & Semiconductor Equipment (6.2%)
Analog Devices, Inc.	48,533	5,665,742
Texas Instruments, Inc.	44,511	6,355,726

		12,021,468

Software (8.7%)
Microsoft Corp.	80,060	16,839,020

Total Information Technology		40,541,801

Materials (11.5%)
Chemicals (11.5%)
Air Products and Chemicals, Inc.	25,536	7,606,153
Albemarle Corp.	43,840	3,914,035
Ecolab, Inc.	16,790	3,355,314
Linde plc	30,932	7,365,837

Total Materials		22,241,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Total Investments in Securities (98.5%) (Cost $148,274,529)		$190,161,350
Other Assets Less Liabilities (1.5%)		2,958,169

Net Assets (100%)		$193,119,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,129,981	$—	$—	$20,129,981
Consumer Staples	15,518,786	—	—	15,518,786
Energy	2,795,731	—	—	2,795,731
Financials	4,974,083	—	—	4,974,083
Health Care	41,004,432	—	—	41,004,432
Industrials	42,955,197	—	—	42,955,197
Information Technology	40,541,801	—	—	40,541,801
Materials	22,241,339	—	—	22,241,339

Total Assets	$190,161,350	$—	$—	$190,161,350

Total Liabilities	$—	$—	$—	$—

Total	$190,161,350	$—	$—	$190,161,350

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,342,466
Aggregate gross unrealized depreciation	(7,455,645)

Net unrealized appreciation	$41,886,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$148,274,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.4%)
Alaska Communications Systems Group, Inc.	3,669	$7,338
Anterix, Inc.*	679	22,210
ATN International, Inc.	765	38,357
Bandwidth, Inc., Class A*	1,215	212,103
Cincinnati Bell, Inc.*	2,995	44,925
Cogent Communications Holdings, Inc.	2,765	166,038
Consolidated Communications Holdings, Inc.*	4,391	24,985
IDT Corp., Class B*	956	6,291
Iridium Communications, Inc.*	7,635	195,303
Liberty Latin America Ltd., Class A*	2,817	23,240
Liberty Latin America Ltd., Class C*	10,186	82,914
Ooma, Inc.*	1,519	19,823
ORBCOMM, Inc.*	5,282	17,959
Vonage Holdings Corp.*	15,062	154,084

		1,015,570

Entertainment (0.1%)
AMC Entertainment Holdings, Inc., Class A(x)	2,951	13,899
Cinemark Holdings, Inc.	6,940	69,400
Eros STX Global Corp.(x)*	9,863	21,797
Gaia, Inc.*	619	6,085
Glu Mobile, Inc.*	9,419	72,291
IMAX Corp.*	3,085	36,897
Liberty Media Corp.-Liberty Braves, Class A*	573	11,964
Liberty Media Corp.-Liberty Braves, Class C*	2,380	50,004
LiveXLive Media, Inc.(x)*	2,612	6,778
Marcus Corp. (The)	1,349	10,428

		299,543

Interactive Media & Services (0.1%)
Cargurus, Inc.*	5,638	121,950
Cars.com, Inc.*	4,333	35,011
DHI Group, Inc.*	2,937	6,638
Eventbrite, Inc., Class A(x)*	4,285	46,492
EverQuote, Inc., Class A*	852	32,921
Liberty TripAdvisor Holdings, Inc., Class A*	3,696	6,394
QuinStreet, Inc.*	2,919	46,237
TrueCar, Inc.*	6,518	32,590
Yelp, Inc.*	4,525	90,907

		419,140

Media (0.3%)
AMC Networks, Inc., Class A*	2,477	61,207
Boston Omaha Corp., Class A*	809	12,944
Cardlytics, Inc.*	1,683	118,769
Central European Media Enterprises Ltd., Class A*	5,349	22,412
comScore, Inc.*	4,160	8,486
Daily Journal Corp.(x)*	71	17,182
Emerald Holding, Inc.	1,399	2,854
Entercom Communications Corp., Class A	5,889	9,481
Entravision Communications Corp., Class A	3,610	5,487
EW Scripps Co. (The), Class A	3,545	40,555
Fluent, Inc.*	2,449	6,074
Gannett Co., Inc.(x)	7,118	9,253
Gray Television, Inc.*	5,433	74,813
Hemisphere Media Group, Inc.*	983	8,542
iHeartMedia, Inc., Class A(x)*	3,857	31,319
Loral Space & Communications, Inc.	728	13,322
Meredith Corp.	2,715	35,621
MSG Networks, Inc., Class A*	2,657	25,428
National CineMedia, Inc.	3,498	9,497
Saga Communications, Inc., Class A	239	4,751
Scholastic Corp.	1,819	38,181
Sinclair Broadcast Group, Inc., Class A	2,854	54,883
TechTarget, Inc.*	1,478	64,973
TEGNA, Inc.	13,972	164,171
Tribune Publishing Co.	823	9,596
WideOpenWest, Inc.*	3,691	19,156

		868,957

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	2,608	26,588
Gogo, Inc.(x)*	3,561	32,904
Shenandoah Telecommunications Co.	3,138	139,437
Spok Holdings, Inc.	1,165	11,079

		210,008

Total Communication Services		2,813,218

Consumer Discretionary (13.0%)
Auto Components (0.5%)
Adient plc*	5,712	98,989
American Axle & Manufacturing Holdings, Inc.*	7,163	41,331
Cooper Tire & Rubber Co.	3,320	105,244
Cooper-Standard Holdings, Inc.*	930	12,285
Dana, Inc.	9,401	115,820
Dorman Products, Inc.*	1,683	152,110
Fox Factory Holding Corp.*	2,660	197,718
Gentherm, Inc.*	2,066	84,499
Goodyear Tire & Rubber Co. (The)	15,037	115,334
LCI Industries	2,237	237,771
Modine Manufacturing Co.*	2,822	17,637
Motorcar Parts of America, Inc.*	1,182	18,392
Standard Motor Products, Inc.	1,337	59,697
Stoneridge, Inc.*	1,601	29,410
Tenneco, Inc., Class A*	3,208	22,264
Visteon Corp.*	1,801	124,665
Workhorse Group, Inc.(x)*	6,082	153,753
XPEL, Inc.(m)*	1,161	30,279

		1,617,198

Automobiles (0.6%)
Thor Industries, Inc.	16,791	1,599,511
Winnebago Industries, Inc.	2,035	105,148

		1,704,659

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,933	84,852
Funko, Inc., Class A(x)*	1,934	11,198
Greenlane Holdings, Inc., Class A(x)*	1,358	3,042
Weyco Group, Inc.	403	6,516

		105,608

Diversified Consumer Services (0.2%)
Adtalem Global Education, Inc.*	3,364	82,553
American Public Education, Inc.*	1,000	28,190
Aspen Group, Inc.*	1,279	14,286
Carriage Services, Inc.	947	21,128
Collectors Universe, Inc.	546	27,021
Franchise Group, Inc.	1,409	35,732
Houghton Mifflin Harcourt Co.*	5,893	10,195
K12, Inc.*	2,574	67,799
Laureate Education, Inc., Class A*	7,040	93,491
OneSpaWorld Holdings Ltd.(x)	2,707	17,595

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Perdoceo Education Corp.*	4,362	$53,391
Regis Corp.*	1,162	7,135
Strategic Education, Inc.	1,546	141,413
Universal Technical Institute, Inc.*	2,011	10,216
Vivint Smart Home, Inc.(x)*	4,559	77,868
WW International, Inc.*	3,052	57,591

		745,604

Hotels, Restaurants & Leisure (4.4%)
Accel Entertainment, Inc.*	2,921	31,284
BBX Capital Corp.*	735	9,842
Biglari Holdings, Inc., Class B*	56	4,985
BJ’s Restaurants, Inc.	1,383	40,715
Bloomin’ Brands, Inc.	5,561	84,916
Bluegreen Vacations Corp.	414	2,029
Boyd Gaming Corp.	5,140	157,747
Brinker International, Inc.	2,874	122,777
Caesars Entertainment, Inc.*	8,906	499,270
Carrols Restaurant Group, Inc.*	2,588	16,693
Century Casinos, Inc.*	1,599	8,762
Cheesecake Factory, Inc. (The)(x)	2,781	77,145
Churchill Downs, Inc.	2,437	399,229
Chuy’s Holdings, Inc.*	1,260	24,671
Cracker Barrel Old Country Store, Inc.	1,519	174,169
Dalata Hotel Group plc	128,851	373,625
Dave & Buster’s Entertainment, Inc.	2,871	43,524
Del Taco Restaurants, Inc.*	1,764	14,465
Denny’s Corp.*	69,509	695,090
Dine Brands Global, Inc.	1,005	54,863
El Pollo Loco Holdings, Inc.*	1,228	19,894
Everi Holdings, Inc.*	5,119	42,232
Fiesta Restaurant Group, Inc.*	1,345	12,603
GAN Ltd.(x)*	529	8,940
Golden Entertainment, Inc.*	989	13,678
Hilton Grand Vacations, Inc.*	5,473	114,824
International Game Technology plc(x)	6,492	72,256
Jack in the Box, Inc.	44,926	3,563,081
Kura Sushi USA, Inc., Class A(x)*	202	2,646
Lindblad Expeditions Holdings, Inc.*	1,862	15,846
Marriott Vacations Worldwide Corp.	2,600	236,106
Monarch Casino & Resort, Inc.*	847	37,776
Nathan’s Famous, Inc.	161	8,251
Noodles & Co.*	2,242	15,403
Papa John’s International, Inc.	2,121	174,516
Penn National Gaming, Inc.*	9,754	709,116
PlayAGS, Inc.*	1,666	5,898
RCI Hospitality Holdings, Inc.	548	11,179
Red Robin Gourmet Burgers, Inc.(x)*	1,095	14,410
Red Rock Resorts, Inc., Class A	4,235	72,418
Ruth’s Hospitality Group, Inc.	2,175	24,055
Scientific Games Corp., Class A*	3,735	130,389
SeaWorld Entertainment, Inc.*	3,253	64,149
Shake Shack, Inc., Class A(x)*	2,274	146,627
Target Hospitality Corp.(x)*	1,897	2,314
Texas Roadhouse, Inc.	4,207	255,744
Twin River Worldwide Holdings, Inc.	1,252	32,890
Wingstop, Inc.	1,899	259,498
Wyndham Hotels & Resorts, Inc.	80,367	4,058,533

		12,961,073

Household Durables (1.4%)
Beazer Homes USA, Inc.*	1,767	23,324
Casper Sleep, Inc.(x)*	1,598	11,490
Cavco Industries, Inc.*	598	107,825
Century Communities, Inc.*	1,856	78,564
Ethan Allen Interiors, Inc.	1,341	18,157
GoPro, Inc., Class A*	7,950	36,013
Green Brick Partners, Inc.*	1,435	23,104
Hamilton Beach Brands Holding Co., Class A	367	7,138
Helen of Troy Ltd.*	1,628	315,051
Hooker Furniture Corp.	671	17,332
Installed Building Products, Inc.*	1,489	151,506
iRobot Corp.(x)*	1,741	132,142
KB Home	5,655	217,095
La-Z-Boy, Inc.	2,937	92,897
Legacy Housing Corp.*	553	7,565
LGI Homes, Inc.*	1,408	163,567
Lifetime Brands, Inc.	653	6,171
Lovesac Co. (The)(x)*	629	17,430
M.D.C. Holdings, Inc.	3,238	152,510
M/I Homes, Inc.*	28,018	1,290,229
Meritage Homes Corp.*	2,405	265,488
Purple Innovation, Inc.*	1,431	35,575
Skyline Champion Corp.*	3,352	89,733
Sonos, Inc.*	5,133	77,919
Taylor Morrison Home Corp., Class A*	8,063	198,269
TopBuild Corp.*	2,138	364,935
TRI Pointe Group, Inc.*	8,469	153,628
Tupperware Brands Corp.*	3,230	65,117
Turtle Beach Corp.*	962	17,508
Universal Electronics, Inc.*	800	30,192
VOXX International Corp.*	1,456	11,197

		4,178,671

Internet & Direct Marketing Retail (0.3%)
1-800-Flowers.com, Inc., Class A*	1,596	39,804
CarParts.com, Inc.(x)*	1,532	16,561
Duluth Holdings, Inc., Class B(x)*	786	9,605
Groupon, Inc.*	1,425	29,070
Lands’ End, Inc.*	640	8,339
Liquidity Services, Inc.*	1,796	13,398
Magnite, Inc.(x)*	6,559	45,552
Overstock.com, Inc.*	2,744	199,352
PetMed Express, Inc.(x)	1,234	39,019
Quotient Technology, Inc.*	5,389	39,771
RealReal, Inc. (The)*	4,035	58,387
Shutterstock, Inc.	1,432	74,521
Stamps.com, Inc.*	1,084	261,190
Stitch Fix, Inc., Class A(x)*	3,650	99,025
Waitr Holdings, Inc.(x)*	5,378	17,317

		950,911

Leisure Products (1.4%)
Acushnet Holdings Corp.	2,239	75,253
American Outdoor Brands, Inc.*	892	11,623
BRP, Inc.	7,901	417,435
Brunswick Corp.	34,667	2,042,233
Callaway Golf Co.	44,772	856,936
Clarus Corp.	1,308	18,469
Escalade, Inc.	792	14,486
Johnson Outdoors, Inc., Class A	318	26,041
Malibu Boats, Inc., Class A*	1,308	64,824
Marine Products Corp.	412	6,444
MasterCraft Boat Holdings, Inc.*	1,297	22,684
Nautilus, Inc.*	1,770	30,373
Smith & Wesson Brands, Inc.	3,571	55,422
Sturm Ruger & Co., Inc.	1,107	67,704
Vista Outdoor, Inc.*	3,813	76,946
YETI Holdings, Inc.*	5,155	233,625

		4,020,498

Multiline Retail (0.1%)
Big Lots, Inc.	2,476	110,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Dillard’s, Inc., Class A(x)	499	$18,223
Macy’s, Inc.(x)	18,896	107,707

		236,360

Specialty Retail (2.3%)
Aaron’s, Inc.	4,336	245,634
Abercrombie & Fitch Co., Class A	3,846	53,575
American Eagle Outfitters, Inc.(x)	9,577	141,835
America’s Car-Mart, Inc.*	429	36,414
Asbury Automotive Group, Inc.*	1,219	118,792
At Home Group, Inc.*	3,461	51,431
Bed Bath & Beyond, Inc.(x)	8,337	124,888
Boot Barn Holdings, Inc.(x)*	73,435	2,066,461
Buckle, Inc. (The)	1,839	37,497
Caleres, Inc.	2,389	22,839
Camping World Holdings, Inc., Class A	2,149	63,933
Cato Corp. (The), Class A	1,510	11,808
Chico’s FAS, Inc.	5,802	5,642
Children’s Place, Inc. (The)(x)	845	23,956
Citi Trends, Inc.	731	18,260
Conn’s, Inc.*	1,259	13,320
Container Store Group, Inc. (The)*	895	5,558
Designer Brands, Inc., Class A	3,717	20,183
Envela Corp.(x)*	879	3,771
Express, Inc.(x)*	4,082	2,490
GameStop Corp., Class A(x)*	3,927	40,055
Genesco, Inc.*	853	18,374
Group 1 Automotive, Inc.	17,708	1,565,210
GrowGeneration Corp.(x)*	2,339	37,377
Guess?, Inc.	2,805	32,594
Haverty Furniture Cos., Inc.	982	20,563
Hibbett Sports, Inc.*	1,009	39,573
Hudson Ltd., Class A*	2,668	20,277
Lithia Motors, Inc., Class A	1,430	325,954
Lumber Liquidators Holdings, Inc.*	1,820	40,131
MarineMax, Inc.*	1,354	34,757
Michaels Cos., Inc. (The)(x)*	4,603	44,442
Monro, Inc.	2,150	87,226
Murphy USA, Inc.*	1,778	228,064
National Vision Holdings, Inc.*	5,142	196,630
ODP Corp. (The)	3,424	66,597
OneWater Marine, Inc., Class A*	225	4,610
Rent-A-Center, Inc.	3,184	95,170
RH*	1,001	383,003
Sally Beauty Holdings, Inc.*	7,369	64,037
Shoe Carnival, Inc.(x)	642	21,558
Signet Jewelers Ltd.	3,226	60,326
Sleep Number Corp.*	1,767	86,424
Sonic Automotive, Inc., Class A	1,549	62,208
Sportsman’s Warehouse Holdings, Inc.*	2,716	38,866
Tilly’s, Inc., Class A	1,147	6,916
Urban Outfitters, Inc.*	4,534	94,353
Winmark Corp.	200	34,436
Zumiez, Inc.*	1,335	37,140

		6,855,158

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.	40,599	3,515,061
Crocs, Inc.*	4,257	181,902
Deckers Outdoor Corp.*	1,799	395,798
Fossil Group, Inc.(x)*	3,184	18,276
G-III Apparel Group Ltd.*	2,835	37,167
Kontoor Brands, Inc.	3,351	81,094
Lakeland Industries, Inc.(x)*	519	10,276
Movado Group, Inc.	1,136	11,292
Oxford Industries, Inc.	1,060	42,782
Rocky Brands, Inc.	489	12,142
Steven Madden Ltd.	5,370	104,715
Superior Group of Cos., Inc.	664	15,425
Unifi, Inc.*	942	12,095
Vera Bradley, Inc.*	1,302	7,955
Wolverine World Wide, Inc.	29,249	755,794

		5,201,774

Total Consumer Discretionary		38,577,514

Consumer Staples (2.8%)
Beverages (0.1%)
Celsius Holdings, Inc.(x)*	2,166	49,190
Coca-Cola Consolidated, Inc.	302	72,685
Cott Corp.	10,176	144,499
MGP Ingredients, Inc.	797	31,673
National Beverage Corp.(x)*	763	51,892
NewAge, Inc.(x)*	6,455	11,167

		361,106

Food & Staples Retailing (0.6%)
Andersons, Inc. (The)	1,929	36,979
BJ’s Wholesale Club Holdings, Inc.*	28,912	1,201,294
Chefs’ Warehouse, Inc. (The)*	1,824	26,521
HF Foods Group, Inc.(x)*	2,520	16,657
Ingles Markets, Inc., Class A	965	36,709
Natural Grocers by Vitamin Cottage, Inc.	543	5,354
Performance Food Group Co.*	8,402	290,877
PriceSmart, Inc.	1,493	99,210
Rite Aid Corp.(x)*	3,417	32,427
SpartanNash Co.	2,167	35,430
United Natural Foods, Inc.*	3,379	50,246
Village Super Market, Inc., Class A	649	15,972
Weis Markets, Inc.	635	30,480

		1,878,156

Food Products (1.7%)
Alico, Inc.	371	10,618
B&G Foods, Inc.(x)	4,181	116,106
Bridgford Foods Corp.*	99	1,813
Calavo Growers, Inc.	1,058	70,114
Cal-Maine Foods, Inc.*	1,986	76,203
Darling Ingredients, Inc.*	10,346	372,766
Farmer Bros Co.*	1,163	5,140
Fresh Del Monte Produce, Inc.	1,898	43,502
Freshpet, Inc.*	2,479	276,780
Glanbia plc (London Stock Exchange)	31,500	316,214
Glanbia plc (Turquoise Stock Exchange)	210,827	2,174,635
Hostess Brands, Inc.*	7,710	95,064
J & J Snack Foods Corp.	969	126,348
John B Sanfilippo & Son, Inc.	559	42,137
Lancaster Colony Corp.	1,217	217,600
Landec Corp.*	1,852	18,001
Limoneira Co.	1,176	16,817
Maple Leaf Foods, Inc.	41,547	847,134
Sanderson Farms, Inc.	1,274	150,294
Seneca Foods Corp., Class A*	393	14,042
Simply Good Foods Co. (The)*	5,539	122,135
Tootsie Roll Industries, Inc.(x)	1,086	33,557
Vital Farms, Inc.(x)*	640	25,939

		5,172,959

Household Products (0.1%)
Central Garden & Pet Co.*	653	26,075
Central Garden & Pet Co., Class A*	2,552	92,229
Oil-Dri Corp. of America	298	10,659
WD-40 Co.	865	163,753

		292,716

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Personal Products (0.2%)
BellRing Brands, Inc., Class A*	2,493	$51,705
Edgewell Personal Care Co.*	3,544	98,807
elf Beauty, Inc.*	2,902	53,310
Inter Parfums, Inc.	1,105	41,272
Lifevantage Corp.*	803	9,692
Medifast, Inc.	738	121,364
Nature’s Sunshine Products, Inc.*	420	4,859
Revlon, Inc., Class A(x)*	477	3,015
USANA Health Sciences, Inc.*	734	54,059
Veru, Inc.*	3,452	9,044

		447,127

Tobacco (0.1%)
Turning Point Brands, Inc.	782	21,818
Universal Corp.	1,574	65,919
Vector Group Ltd.	8,812	85,388

		173,125

Total Consumer Staples		8,325,189

Energy (1.4%)
Energy Equipment & Services (0.4%)
Archrock, Inc.	8,356	44,955
Aspen Aerogels, Inc.*	1,446	15,834
Bristow Group, Inc.*	390	8,287
Cactus, Inc., Class A	3,016	57,877
ChampionX Corp.*	12,098	96,663
DMC Global, Inc.	875	28,823
Dril-Quip, Inc.*	2,210	54,720
Exterran Corp.*	1,815	7,550
Frank’s International NV*	11,039	17,000
Helix Energy Solutions Group, Inc.*	9,071	21,861
Hunting plc	185,277	307,864
Liberty Oilfield Services, Inc., Class A	4,335	34,637
Matrix Service Co.*	1,662	13,878
Nabors Industries Ltd.(x)	426	10,411
National Energy Services Reunited Corp.*	1,362	8,690
Natural Gas Services Group, Inc.*	30,184	255,055
Newpark Resources, Inc.*	7,239	7,601
NexTier Oilfield Solutions, Inc.*	9,588	17,738
Oceaneering International, Inc.*	6,160	21,683
Oil States International, Inc.*	4,390	11,985
Patterson-UTI Energy, Inc.	11,357	32,367
ProPetro Holding Corp.*	5,052	20,511
RPC, Inc.*	4,508	11,901
SEACOR Holdings, Inc.*	1,208	35,129
Select Energy Services, Inc., Class A*	3,441	13,213
Solaris Oilfield Infrastructure, Inc., Class A	2,216	14,049
Tidewater, Inc.*	2,316	15,540
Transocean Ltd.*	38,028	30,685
US Silica Holdings, Inc.	5,333	15,999

		1,232,506

Oil, Gas & Consumable Fuels (1.0%)
Adams Resources & Energy, Inc.	163	3,244
Antero Resources Corp.(x)*	15,428	42,427
Arch Resources, Inc.(x)	965	40,993
Ardmore Shipping Corp.	2,009	7,152
Berry Corp.	4,919	15,593
Bonanza Creek Energy, Inc.*	1,136	21,357
Brigham Minerals, Inc., Class A	2,172	19,374
Clean Energy Fuels Corp.*	8,412	20,862
CNX Resources Corp.*	14,276	134,765
Comstock Resources, Inc.(x)*	1,680	7,358
CONSOL Energy, Inc.(x)*	1,958	8,674
Contango Oil & Gas Co.(x)*	6,323	8,473
Crescent Point Energy Corp.(x)	1,032,365	1,248,250
CVR Energy, Inc.	1,888	23,373
Delek US Holdings, Inc.	4,014	44,676
DHT Holdings, Inc.	6,754	34,851
Diamond S Shipping, Inc., Class S*	1,925	13,225
Dorian LPG Ltd.*	2,429	19,456
Earthstone Energy, Inc., Class A*	1,120	2,901
Energy Fuels, Inc.(x)*	7,900	13,272
Evolution Petroleum Corp.	1,561	3,497
Falcon Minerals Corp.	3,438	8,389
Frontline Ltd.(x)	7,551	49,081
Golar LNG Ltd.*	5,844	35,385
Goodrich Petroleum Corp.*	431	3,314
Green Plains, Inc.*	2,077	32,152
Gulfport Energy Corp.(x)*	9,867	5,201
International Seaways, Inc.	1,427	20,848
Kosmos Energy Ltd.	25,143	24,530
Magnolia Oil & Gas Corp., Class A*	7,857	40,621
Matador Resources Co.*	7,142	58,993
Montage Resources Corp.*	1,229	5,395
NACCO Industries, Inc., Class A	221	4,024
NextDecade Corp.(x)*	656	1,955
Nordic American Tankers Ltd.(x)	9,759	34,059
Overseas Shipholding Group, Inc., Class A*	4,918	10,525
Ovintiv, Inc.	16,579	135,285
Par Pacific Holdings, Inc.*	2,664	18,035
PBF Energy, Inc., Class A	6,196	35,255
PDC Energy, Inc.*	6,412	79,477
Peabody Energy Corp.	4,163	9,575
Penn Virginia Corp.*	856	8,432
PrimeEnergy Resources Corp.*	30	1,986
Range Resources Corp.	13,976	92,521
Renewable Energy Group, Inc.*	2,686	143,486
REX American Resources Corp.*	316	20,733
Scorpio Tankers, Inc.(x)	3,114	34,472
SFL Corp. Ltd.	6,432	48,176
SM Energy Co.	8,130	12,927
Southwestern Energy Co.*	38,229	89,838
Talos Energy, Inc.*	860	5,547
Tellurian, Inc.(x)*	10,551	8,407
Uranium Energy Corp.(x)*	10,862	10,827
W&T Offshore, Inc.(x)*	7,286	13,115
Whiting Petroleum Corp.*	73	1,262
World Fuel Services Corp.	4,075	86,349

		2,923,950

Total Energy		4,156,456

Financials (19.0%)
Banks (8.9%)
1st Constitution Bancorp	366	4,355
1st Source Corp.	1,014	31,272
ACNB Corp.	594	12,355
Allegiance Bancshares, Inc.	1,083	25,310
Altabancorp	999	20,100
Amalgamated Bank, Class A	717	7,586
Amerant Bancorp, Inc.*	1,269	11,814
American National Bankshares, Inc.	694	14,518
Ameris Bancorp	4,324	98,501
Ames National Corp.	559	9,441
Arrow Financial Corp.	1,022	25,636
Atlantic Capital Bancshares, Inc.*	1,498	17,002
Atlantic Union Bankshares Corp.	56,679	1,211,230
Auburn National BanCorp, Inc.(x)	168	6,092
Banc of California, Inc.	2,728	27,607
BancFirst Corp.	1,226	50,070
Bancorp, Inc. (The)*	3,162	27,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
BancorpSouth Bank	6,278	$121,668
Bank First Corp.(x)	430	25,241
Bank of Commerce Holdings	1,070	7,458
Bank of Marin Bancorp	792	22,936
Bank of NT Butterfield & Son Ltd. (The)	3,233	72,031
Bank of Princeton (The)	312	5,669
Bank7 Corp.	212	1,993
BankFinancial Corp.	801	5,783
BankUnited, Inc.	6,051	132,577
Bankwell Financial Group, Inc.	446	6,311
Banner Corp.	2,041	65,843
Bar Harbor Bankshares	955	19,625
BayCom Corp.*	865	8,909
BCB Bancorp, Inc.	881	7,048
Berkshire Hills Bancorp, Inc.	2,578	26,064
Boston Private Financial Holdings, Inc.	4,719	26,049
Bridge Bancorp, Inc.	1,069	18,633
Brookline Bancorp, Inc.	4,472	38,660
Bryn Mawr Bank Corp.	59,519	1,480,238
Business First Bancshares, Inc.	1,297	19,455
Byline Bancorp, Inc.	1,810	20,417
C&F Financial Corp.	197	5,851
Cadence Bancorp	7,638	65,610
California Bancorp, Inc.(x)*	530	6,005
Cambridge Bancorp	372	19,775
Camden National Corp.	934	28,230
Capital Bancorp, Inc.*	398	3,765
Capital City Bank Group, Inc.	847	15,915
Capstar Financial Holdings, Inc.	1,302	12,773
Carter Bank & Trust	1,429	9,503
Cathay General Bancorp	4,827	104,649
CB Financial Services, Inc.	353	6,735
CBTX, Inc.	998	16,307
Central Pacific Financial Corp.	1,489	20,206
Central Valley Community Bancorp	767	9,472
Century Bancorp, Inc., Class A	179	11,767
Chemung Financial Corp.	243	7,015
ChoiceOne Financial Services, Inc.(x)	484	12,594
CIT Group, Inc.	6,469	114,566
Citizens & Northern Corp.	969	15,737
Citizens Holding Co.(x)	320	7,174
City Holding Co.	1,079	62,161
Civista Bancshares, Inc.	1,086	13,597
CNB Financial Corp.	1,118	16,625
Coastal Financial Corp.*	693	8,489
Codorus Valley Bancorp, Inc.	562	7,362
Colony Bankcorp, Inc.	427	4,590
Columbia Banking System, Inc.	109,475	2,610,979
Community Bank System, Inc.	3,372	183,639
Community Bankers Trust Corp.	1,280	6,502
Community Financial Corp. (The)	281	5,999
Community Trust Bancorp, Inc.	974	27,525
ConnectOne Bancorp, Inc.	2,329	32,769
County Bancorp, Inc.	359	6,749
CrossFirst Bankshares, Inc.*	3,342	29,042
Customers Bancorp, Inc.*	2,003	22,434
CVB Financial Corp.	8,195	136,283
Dime Community Bancshares, Inc.	1,954	22,100
Eagle Bancorp Montana, Inc.(x)	466	8,211
Eagle Bancorp, Inc.	1,984	53,151
Enterprise Bancorp, Inc.	546	11,477
Enterprise Financial Services Corp.	1,516	41,341
Equity Bancshares, Inc., Class A*	943	14,616
Esquire Financial Holdings, Inc.*	366	5,490
Evans Bancorp, Inc.	295	6,564
Farmers & Merchants Bancorp, Inc.	547	10,945
Farmers National Banc Corp.	1,943	21,218
FB Financial Corp.	2,072	52,049
Fidelity D&D Bancorp, Inc.(x)	278	13,541
Financial Institutions, Inc.	991	15,261
First Bancorp (Nasdaq Stock Exchange)	1,722	36,041
First Bancorp (Quotrix Stock Exchange)	14,692	76,692
First Bancorp, Inc. (The)	677	14,271
First Bancshares, Inc. (The)	1,381	28,960
First Bank	927	5,747
First Busey Corp.	3,194	50,753
First Business Financial Services, Inc.	599	8,560
First Capital, Inc.(x)	236	13,228
First Choice Bancorp	809	10,752
First Commonwealth Financial Corp.	5,664	43,839
First Community Bankshares, Inc.	1,040	18,772
First Community Corp.	518	7,060
First Financial Bancorp	6,137	73,675
First Financial Bankshares, Inc.(x)	8,301	231,681
First Financial Corp.	807	25,340
First Foundation, Inc.	2,421	31,642
First Guaranty Bancshares, Inc.	278	3,367
First Horizon National Corp.	364,338	3,435,707
First Internet Bancorp	484	7,129
First Interstate BancSystem, Inc., Class A	2,646	84,275
First Merchants Corp.	3,476	80,504
First Mid Bancshares, Inc.	904	22,555
First Midwest Bancorp, Inc.	7,777	83,836
First Northwest Bancorp	672	6,653
First of Long Island Corp. (The)	75,072	1,111,816
First Savings Financial Group, Inc.	133	7,227
First United Corp.	497	5,820
First Western Financial, Inc.*	431	5,581
Flushing Financial Corp.	1,686	17,737
FNCB Bancorp, Inc.	983	5,230
Franklin Financial Services Corp.	241	5,153
Fulton Financial Corp.	10,038	93,655
FVCBankcorp, Inc.*	697	6,970
German American Bancorp, Inc.	40,394	1,096,293
Glacier Bancorp, Inc.	29,755	953,648
Great Southern Bancorp, Inc.	672	24,340
Great Western Bancorp, Inc.	3,498	43,550
Guaranty Bancshares, Inc.	507	12,619
Hancock Whitney Corp.	5,672	106,690
Hanmi Financial Corp.	1,613	13,243
HarborOne Bancorp, Inc.	3,677	29,673
Hawthorn Bancshares, Inc.	338	6,402
HBT Financial, Inc.	834	9,357
Heartland Financial USA, Inc.	2,252	67,549
Heritage Commerce Corp.	4,301	28,623
Heritage Financial Corp.	2,390	43,952
Hilltop Holdings, Inc.	4,747	97,693
Home BancShares, Inc.	9,830	149,023
HomeTrust Bancshares, Inc.	860	11,679
Hope Bancorp, Inc.	7,294	55,325
Horizon Bancorp, Inc.	2,764	27,889
Howard Bancorp, Inc.*	723	6,493
Independent Bank Corp./MA	2,293	120,107
Independent Bank Corp./MI	1,296	16,291
Independent Bank Group, Inc.	2,427	107,225
International Bancshares Corp.	3,505	91,340
Investar Holding Corp.	604	7,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Investors Bancorp, Inc.	15,185	$110,243
Lakeland Bancorp, Inc.	3,036	30,208
Lakeland Financial Corp.(x)	52,720	2,172,064
Landmark Bancorp, Inc.	269	5,743
LCNB Corp.	914	12,476
Level One Bancorp, Inc.	291	4,540
Limestone Bancorp, Inc.*	352	3,703
Live Oak Bancshares, Inc.	1,723	43,644
Macatawa Bank Corp.	1,333	8,704
Mackinac Financial Corp.	529	5,105
MainStreet Bancshares, Inc.*	408	4,994
Mercantile Bank Corp.	940	16,939
Meridian Corp.(x)	376	6,065
Metrocity Bankshares, Inc.(x)	1,245	16,397
Metropolitan Bank Holding Corp.*	530	14,840
Mid Penn Bancorp, Inc.	396	6,855
Middlefield Banc Corp.(x)	427	8,241
Midland States Bancorp, Inc.	1,402	18,016
MidWestOne Financial Group, Inc.	1,067	19,067
MVB Financial Corp.	542	8,656
National Bank Holdings Corp., Class A	1,809	47,486
National Bankshares, Inc.	503	12,741
NBT Bancorp, Inc.	2,728	73,165
Nicolet Bankshares, Inc.*	551	30,090
Northeast Bank	384	7,066
Northrim BanCorp, Inc.	398	10,145
Norwood Financial Corp.	351	8,536
Oak Valley Bancorp	404	4,630
OceanFirst Financial Corp.	3,765	51,543
OFG Bancorp	3,535	44,046
Ohio Valley Banc Corp.	244	5,041
Old National Bancorp	11,440	143,686
Old Second Bancorp, Inc.	1,603	12,014
Origin Bancorp, Inc.	1,379	29,455
Orrstown Financial Services, Inc.	916	11,725
Pacific Premier Bancorp, Inc.	5,046	101,626
Park National Corp.	946	77,534
Parke Bancorp, Inc.	868	10,364
Partners Bancorp	656	3,693
PCB Bancorp	711	6,250
Peapack-Gladstone Financial Corp.	1,327	20,104
Penns Woods Bancorp, Inc.	474	9,409
Peoples Bancorp of North Carolina, Inc.	278	4,290
Peoples Bancorp, Inc.	32,790	625,961
Peoples Financial Services Corp.	389	13,522
Plumas Bancorp(x)	343	6,750
Preferred Bank	823	26,435
Premier Financial Bancorp, Inc.	855	9,234
Professional Holding Corp., Class A*	741	9,937
QCR Holdings, Inc.	883	24,203
RBB Bancorp	909	10,308
Red River Bancshares, Inc.	296	12,728
Reliant Bancorp, Inc.	1,103	15,993
Renasant Corp.	3,593	81,633
Republic Bancorp, Inc., Class A	597	16,811
Republic First Bancorp, Inc.*	2,438	4,827
Richmond Mutual BanCorp, Inc.	789	8,348
S&T Bancorp, Inc.	2,601	46,012
Salisbury Bancorp, Inc.(x)	182	5,753
Sandy Spring Bancorp, Inc.	2,924	67,486
SB Financial Group, Inc.	508	6,853
Seacoast Banking Corp. of Florida*	3,455	62,294
Select Bancorp, Inc.*	873	6,277
ServisFirst Bancshares, Inc.	3,179	108,181
Shore Bancshares, Inc.	986	10,826
Sierra Bancorp	891	14,960
Silvergate Capital Corp., Class A*	1,099	15,826
Simmons First National Corp., Class A	7,278	115,393
SmartFinancial, Inc.	1,108	15,058
South Plains Financial, Inc.	609	7,558
South State Corp.	54,202	2,609,826
Southern First Bancshares, Inc.*	477	11,520
Southern National Bancorp of Virginia, Inc.	1,557	13,515
Southside Bancshares, Inc.	1,999	48,836
Spirit of Texas Bancshares, Inc.*	818	9,129
Stock Yards Bancorp, Inc.	1,314	44,729
Summit Financial Group, Inc.	906	13,418
Texas Capital Bancshares, Inc.*	3,315	103,196
Tompkins Financial Corp.	897	50,959
Towne Bank	4,332	71,045
TriCo Bancshares	10,189	249,529
TriState Capital Holdings, Inc.*	1,898	25,130
Triumph Bancorp, Inc.*	1,414	44,032
Trustmark Corp.	4,136	88,552
UMB Financial Corp.	2,795	136,983
United Bankshares, Inc.	7,956	170,815
United Community Banks, Inc.	4,856	82,212
United Security Bancshares	771	4,711
Unity Bancorp, Inc.	453	5,246
Univest Financial Corp.	1,911	27,461
Valley National Bancorp	25,891	177,353
Veritex Holdings, Inc.	3,200	54,496
Washington Trust Bancorp, Inc.	30,650	939,729
WesBanco, Inc.	4,287	91,570
West BanCorp, Inc.	926	14,668
Westamerica Bancorp	1,782	96,852

		26,239,968

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	3,582	139,662
Assetmark Financial Holdings, Inc.*	956	20,783
Associated Capital Group, Inc., Class A	145	5,239
B Riley Financial, Inc.	1,145	28,694
BGC Partners, Inc., Class A	18,486	44,366
Blucora, Inc.*	2,981	28,081
Brightsphere Investment Group, Inc.	3,829	49,394
Calamos Asset Management, Inc.(r)*	1,249	—
Cohen & Steers, Inc.	1,588	88,515
Cowen, Inc., Class A	1,763	28,684
Diamond Hill Investment Group, Inc.	212	26,780
Donnelley Financial Solutions, Inc.*	1,864	24,903
Federated Hermes, Inc., Class B	6,116	131,555
Focus Financial Partners, Inc., Class A*	1,999	65,547
GAMCO Investors, Inc., Class A	302	3,494
Greenhill & Co., Inc.	734	8,331
Hamilton Lane, Inc., Class A	1,927	124,465
Houlihan Lokey, Inc.	53,243	3,143,999
Moelis & Co., Class A	3,454	121,374
Oppenheimer Holdings, Inc., Class A	616	13,749
Piper Sandler Cos	1,126	82,198
PJT Partners, Inc., Class A	1,533	92,915
Pzena Investment Management, Inc., Class A	1,070	5,735
Safeguard Scientifics, Inc.	1,130	6,192
Sculptor Capital Management, Inc.	1,309	15,368
Siebert Financial Corp.*	369	1,192
Silvercrest Asset Management Group, Inc., Class A	787	8,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Stifel Financial Corp.	4,280	$216,397
StoneX Group, Inc.*	1,062	54,332
Value Line, Inc.	76	1,877
Virtus Investment Partners, Inc.	470	65,166
Waddell & Reed Financial, Inc., Class A(x)	4,203	62,415
Westwood Holdings Group, Inc.	484	5,392
WisdomTree Investments, Inc.	8,371	26,787

		4,741,813

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	363	4,320
Curo Group Holdings Corp.	1,447	10,201
Encore Capital Group, Inc.*	2,007	77,450
Enova International, Inc.*	1,757	28,797
EZCORP, Inc., Class A*	3,157	15,880
FirstCash, Inc.	2,637	150,863
Green Dot Corp., Class A*	3,331	168,582
LendingClub Corp.*	4,855	22,867
Navient Corp.	12,027	101,628
Nelnet, Inc., Class A	1,124	67,721
Oportun Financial Corp.*	1,359	16,023
PRA Group, Inc.*	2,949	117,812
Regional Management Corp.*	516	8,596
World Acceptance Corp.(x)*	283	29,871

		820,611

Diversified Financial Services (0.1%)
Alerus Financial Corp.	1,066	20,894
A-Mark Precious Metals, Inc.	329	11,094
Banco Latinoamericano de Comercio Exterior SA, Class E	1,929	23,437
Cannae Holdings, Inc.*	5,536	206,272
GWG Holdings, Inc.(x)*	317	2,726
Marlin Business Services Corp.	581	4,096
SWK Holdings Corp.*	278	3,892

		272,411

Insurance (6.7%)
Ambac Financial Group, Inc.*	2,794	35,679
American Equity Investment Life Holding Co.	6,171	135,700
AMERISAFE, Inc.	1,227	70,381
Argo Group International Holdings Ltd.	2,116	72,854
BRP Group, Inc., Class A*	2,166	53,955
Citizens, Inc.(x)*	3,175	17,589
CNO Financial Group, Inc.	223,620	3,586,865
Crawford & Co., Class A	950	6,213
Donegal Group, Inc., Class A	839	11,805
eHealth, Inc.*	1,662	131,298
Employers Holdings, Inc.	1,826	55,236
Enstar Group Ltd.*	760	122,740
FBL Financial Group, Inc., Class A	625	30,125
FedNat Holding Co.	985	6,225
Genworth Financial, Inc., Class A*	32,530	108,975
Goosehead Insurance, Inc., Class A	840	72,736
Greenlight Capital Re Ltd., Class A(x)*	2,135	14,369
Hanover Insurance Group, Inc. (The)	43,299	4,034,601
HCI Group, Inc.	433	21,343
Heritage Insurance Holdings, Inc.	1,472	14,897
Horace Mann Educators Corp.	113,077	3,776,772
Independence Holding Co.	336	12,671
Investors Title Co.	94	12,226
James River Group Holdings Ltd.	1,919	85,453
Kinsale Capital Group, Inc.	1,367	259,976
MBIA, Inc.*	3,366	20,398
National General Holdings Corp.	4,322	145,868
National Western Life Group, Inc., Class A	164	29,974
NI Holdings, Inc.*	634	10,708
Old Republic International Corp.	271,795	4,006,258
Palomar Holdings, Inc.*	1,320	137,597
ProAssurance Corp.	3,649	57,070
ProSight Global, Inc.*	547	6,203
Protective Insurance Corp., Class B	553	7,261
RLI Corp.	2,544	213,009
Safety Insurance Group, Inc.	927	64,046
Selective Insurance Group, Inc.	39,427	2,030,096
Selectquote, Inc.(x)*	2,002	40,541
State Auto Financial Corp.	1,208	16,622
Stewart Information Services Corp.	1,706	74,603
Third Point Reinsurance Ltd.*	4,998	34,736
Tiptree, Inc.	1,537	7,608
Trupanion, Inc.*	1,941	153,145
United Fire Group, Inc.	1,353	27,493
United Insurance Holdings Corp.	1,251	7,581
Universal Insurance Holdings, Inc.	1,857	25,701
Watford Holdings Ltd.*	1,153	26,450

		19,893,652

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
Anworth Mortgage Asset Corp. (REIT)	5,024	8,239
Apollo Commercial Real Estate Finance, Inc. (REIT)	9,376	84,478
Arbor Realty Trust, Inc. (REIT)	6,693	76,769
Ares Commercial Real Estate Corp. (REIT)	1,728	15,794
Arlington Asset Investment Corp. (REIT), Class A	3,073	8,727
ARMOUR Residential REIT, Inc. (REIT)	3,820	36,328
Blackstone Mortgage Trust, Inc. (REIT), Class A	8,758	192,413
Broadmark Realty Capital, Inc. (REIT)(x)	8,286	81,700
Capstead Mortgage Corp. (REIT)	5,839	32,815
Cherry Hill Mortgage Investment Corp. (REIT)	919	8,253
Chimera Investment Corp. (REIT)	12,367	101,409
Colony Credit Real Estate, Inc. (REIT)	5,046	24,776
Dynex Capital, Inc. (REIT)(x)	1,377	20,944
Ellington Financial, Inc. (REIT)	2,490	30,527
Ellington Residential Mortgage REIT (REIT)(x)	638	7,082
Granite Point Mortgage Trust, Inc. (REIT)	3,867	27,417
Great Ajax Corp. (REIT)	1,495	12,394
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,637	196,006
Invesco Mortgage Capital, Inc. (REIT)(x)	12,549	34,008
KKR Real Estate Finance Trust, Inc. (REIT)	1,714	28,332
Ladder Capital Corp. (REIT)	6,798	48,402
MFA Financial, Inc. (REIT)	29,508	79,081
New York Mortgage Trust, Inc. (REIT)	24,229	61,784
Orchid Island Capital, Inc. (REIT)	4,753	23,813
PennyMac Mortgage Investment Trust (REIT)	6,427	103,282
Ready Capital Corp. (REIT)	2,803	31,394
Redwood Trust, Inc. (REIT)	7,304	54,926
TPG RE Finance Trust, Inc. (REIT)	3,679	31,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Two Harbors Investment Corp. (REIT)	17,653	$89,854
Western Asset Mortgage Capital Corp. (REIT)(x)	3,158	6,442

		1,558,513

Thrifts & Mortgage Finance (0.9%)
Axos Financial, Inc.*	3,709	86,457
Bogota Financial Corp.(x)*	461	3,513
Bridgewater Bancshares, Inc.*	1,480	14,045
Capitol Federal Financial, Inc.	8,453	78,317
Columbia Financial, Inc.*	2,962	32,878
ESSA Bancorp, Inc.	543	6,695
Essent Group Ltd.	7,122	263,585
Federal Agricultural Mortgage Corp., Class C	552	35,140
Flagstar Bancorp, Inc.	2,737	81,097
FS Bancorp, Inc.	251	10,291
Greene County Bancorp, Inc.	158	3,427
Hingham Institution For Savings (The)	90	16,560
Home Bancorp, Inc.	501	12,099
HomeStreet, Inc.	1,269	32,690
Kearny Financial Corp.	5,344	38,530
Luther Burbank Corp.	1,210	10,104
Merchants Bancorp	495	9,757
Meridian Bancorp, Inc.	3,228	33,410
Meta Financial Group, Inc.	2,145	41,227
MMA Capital Holdings, Inc.*	281	6,325
Mr Cooper Group, Inc.*	4,918	109,770
NMI Holdings, Inc., Class A*	5,264	93,699
Northfield Bancorp, Inc.	3,130	28,546
Northwest Bancshares, Inc.	7,831	72,045
Oconee Federal Financial Corp.(x)	135	2,943
OP Bancorp	745	4,261
PCSB Financial Corp.	814	9,825
PDL Community Bancorp*	441	3,890
PennyMac Financial Services, Inc.	2,730	158,668
Pioneer Bancorp, Inc.*	663	5,888
Premier Financial Corp.	2,313	36,025
Provident Bancorp, Inc.	511	3,981
Provident Financial Holdings, Inc.	336	3,998
Provident Financial Services, Inc.	4,677	57,059
Prudential Bancorp, Inc.	482	5,080
Radian Group, Inc.	12,246	178,914
Riverview Bancorp, Inc.	1,856	7,703
Security National Financial Corp., Class A*	639	4,087
Southern Missouri Bancorp, Inc.	452	10,658
Standard AVB Financial Corp.(x)	282	9,207
Sterling Bancorp, Inc.	1,005	3,025
Territorial Bancorp, Inc.	519	10,499
Timberland Bancorp, Inc.	426	7,668
TrustCo Bank Corp.	111,619	582,651
Walker & Dunlop, Inc.	1,851	98,103
Washington Federal, Inc.	4,949	103,236
Waterstone Financial, Inc.	1,407	21,795
Western New England Bancorp, Inc.	1,448	8,152
WSFS Financial Corp.	3,272	88,246

		2,545,769

Total Financials		56,072,737

Health Care (10.5%)
Biotechnology (4.5%)
89bio, Inc.*	403	10,341
Abeona Therapeutics, Inc.*	4,726	4,821
ADMA Biologics, Inc.(x)*	3,798	9,077
Aduro Biotech, Inc.*	5,190	12,612
Adverum Biotechnologies, Inc.*	5,521	56,866
Aeglea BioTherapeutics, Inc.*	2,924	20,731
Affimed NV*	4,865	16,492
Agenus, Inc.*	9,619	38,476
Aimmune Therapeutics, Inc.*	3,013	103,798
Akcea Therapeutics, Inc.*	1,170	21,224
Akebia Therapeutics, Inc.*	8,385	21,046
Akero Therapeutics, Inc.*	918	28,265
Akouos, Inc.(x)*	913	20,880
Albireo Pharma, Inc.*	801	26,729
Alector, Inc.*	2,875	30,288
Allakos, Inc.(x)*	1,588	129,343
Allogene Therapeutics, Inc.*	3,445	129,911
Allovir, Inc.(x)*	1,115	30,663
ALX Oncology Holdings, Inc.(x)*	598	22,569
Amicus Therapeutics, Inc.*	16,166	228,264
AnaptysBio, Inc.*	1,507	22,228
Anavex Life Sciences Corp.(x)*	3,910	17,791
Anika Therapeutics, Inc.*	967	34,222
Annexon, Inc.*	928	28,053
Apellis Pharmaceuticals, Inc.*	3,873	116,848
Applied Genetic Technologies Corp.(x)*	1,632	7,932
Applied Molecular Transport, Inc.(x)*	784	24,947
Applied Therapeutics, Inc.*	932	19,348
Aprea Therapeutics, Inc.*	502	12,078
Aptinyx, Inc.*	1,691	5,716
Aravive, Inc.(x)*	849	3,990
Arcturus Therapeutics Holdings, Inc.*	911	39,082
Arcus Biosciences, Inc.*	2,681	45,952
Arcutis Biotherapeutics, Inc.(x)*	1,134	33,226
Ardelyx, Inc.*	5,102	26,786
Arena Pharmaceuticals, Inc.*	3,722	278,368
Arrowhead Pharmaceuticals, Inc.*	6,412	276,101
Assembly Biosciences, Inc.*	1,866	30,677
Atara Biotherapeutics, Inc.*	4,597	59,577
Athenex, Inc.*	3,928	47,529
Athersys, Inc.(x)*	12,063	23,523
Atreca, Inc., Class A*	1,850	25,845
AVEO Pharmaceuticals, Inc.(x)*	961	5,708
Avid Bioservices, Inc.*	3,393	25,855
Avidity Biosciences, Inc.*	1,060	29,839
Avrobio, Inc.*	2,159	28,110
Axcella Health, Inc.*	691	3,192
Beam Therapeutics, Inc.(x)*	2,248	55,346
Beyondspring, Inc.(x)*	891	11,859
BioCryst Pharmaceuticals, Inc.*	10,713	36,799
Biohaven Pharmaceutical Holding Co. Ltd.*	3,071	199,646
BioSpecifics Technologies Corp.*	440	23,245
Bioxcel Therapeutics, Inc.*	739	32,043
Black Diamond Therapeutics, Inc.(x)*	1,135	34,311
Blueprint Medicines Corp.*	3,527	326,953
BrainStorm Cell Therapeutics, Inc.(x)*	1,833	31,014
Bridgebio Pharma, Inc.(x)*	4,731	177,507
Cabaletta Bio, Inc.*	899	9,745
Calithera Biosciences, Inc.*	4,638	16,001
Calyxt, Inc.(x)*	536	2,943
CareDx, Inc.*	3,051	115,755
CASI Pharmaceuticals, Inc.*	4,275	6,541
Castle Biosciences, Inc.*	699	35,964
Catabasis Pharmaceuticals, Inc.*	1,258	7,787
Catalyst Biosciences, Inc.*	1,233	5,302
Catalyst Pharmaceuticals, Inc.*	5,504	16,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Cellular Biomedicine Group, Inc.(x)*	916	$16,799
CEL-SCI Corp.(x)*	2,254	28,739
Centogene NV*	312	2,952
Checkpoint Therapeutics, Inc.(x)*	3,124	8,372
ChemoCentryx, Inc.*	3,176	174,045
Chimerix, Inc.*	3,961	9,863
Cidara Therapeutics, Inc.(x)*	2,297	6,546
Clovis Oncology, Inc.(x)*	5,053	29,459
Cohbar, Inc.(m)(x)*	1,651	1,568
Coherus Biosciences, Inc.(x)*	3,712	68,078
Concert Pharmaceuticals, Inc.*	2,037	20,003
Constellation Pharmaceuticals, Inc.*	1,888	38,251
ContraFect Corp.*	1,844	9,736
Corbus Pharmaceuticals Holdings, Inc.(x)*	4,610	8,298
Cortexyme, Inc.(x)*	1,003	50,150
Crinetics Pharmaceuticals, Inc.*	1,885	29,538
Cue Biopharma, Inc.*	1,655	24,908
Cyclerion Therapeutics, Inc.*	1,356	8,245
Cytokinetics, Inc.*	4,238	91,753
CytomX Therapeutics, Inc.*	2,567	17,071
Deciphera Pharmaceuticals, Inc.*	2,420	124,146
Denali Therapeutics, Inc.*	4,096	146,760
DermTech, Inc.*	563	6,728
Dicerna Pharmaceuticals, Inc.*	4,120	74,119
Dyadic International, Inc.(x)*	1,338	10,129
Dynavax Technologies Corp.(x)*	7,173	30,987
Eagle Pharmaceuticals, Inc.*	757	32,157
Editas Medicine, Inc.(x)*	3,986	111,847
Eidos Therapeutics, Inc.*	740	37,392
Eiger BioPharmaceuticals, Inc.*	1,700	13,838
Emergent BioSolutions, Inc.*	2,861	295,627
Enanta Pharmaceuticals, Inc.*	1,190	54,478
Enochian Biosciences, Inc.(x)*	830	2,971
Epizyme, Inc.*	5,698	67,977
Esperion Therapeutics, Inc.(x)*	1,645	61,145
Evelo Biosciences, Inc.(x)*	1,701	8,964
Exicure, Inc.*	4,125	7,219
Fate Therapeutics, Inc.*	4,579	183,023
Fennec Pharmaceuticals, Inc.*	1,486	9,005
FibroGen, Inc.*	5,407	222,336
Five Prime Therapeutics, Inc.*	1,864	8,761
Flexion Therapeutics, Inc.(x)*	2,792	29,065
Forma Therapeutics Holdings, Inc.*	1,023	50,986
Fortress Biotech, Inc.*	3,970	16,039
Frequency Therapeutics, Inc.(x)*	1,592	30,582
G1 Therapeutics, Inc.*	2,062	23,816
Galectin Therapeutics, Inc.(x)*	2,873	7,671
Galera Therapeutics, Inc.*	608	5,496
Generation Bio Co.(x)*	773	23,893
Genprex, Inc.(x)*	1,992	6,693
Geron Corp.(x)*	18,144	31,571
GlycoMimetics, Inc.*	2,173	6,671
Gossamer Bio, Inc.*	3,560	44,180
Gritstone Oncology, Inc.*	2,077	5,504
Halozyme Therapeutics, Inc.*	8,782	230,791
Harpoon Therapeutics, Inc.*	727	12,352
Heron Therapeutics, Inc.*	5,609	83,125
Homology Medicines, Inc.*	2,368	25,338
Hookipa Pharma, Inc.*	930	8,807
iBio, Inc.(x)*	3,364	6,829
Ideaya Biosciences, Inc.(x)*	841	10,563
IGM Biosciences, Inc.(x)*	420	31,000
Immunic, Inc.(x)*	253	4,698
ImmunoGen, Inc.*	10,577	38,077
Immunovant, Inc.*	2,240	78,826
Inovio Pharmaceuticals, Inc.(x)*	10,027	116,313
Insmed, Inc.*	6,446	207,174
Intellia Therapeutics, Inc.*	3,175	63,119
Intercept Pharmaceuticals, Inc.(x)*	1,675	69,446
Invitae Corp.(x)*	7,397	320,660
Ironwood Pharmaceuticals, Inc.*	10,256	92,253
iTeos Therapeutics, Inc.*	666	16,430
IVERIC bio, Inc.(x)*	5,077	28,634
Jounce Therapeutics, Inc.*	1,321	10,779
Kadmon Holdings, Inc.*	10,978	43,034
KalVista Pharmaceuticals, Inc.*	967	12,175
Karuna Therapeutics, Inc.*	999	77,243
Karyopharm Therapeutics, Inc.(x)*	4,490	65,554
Keros Therapeutics, Inc.(x)*	486	18,745
Kezar Life Sciences, Inc.*	1,953	9,453
Kindred Biosciences, Inc.*	2,962	12,707
Kiniksa Pharmaceuticals Ltd., Class A*	1,673	25,630
Kodiak Sciences, Inc.*	1,863	110,308
Krystal Biotech, Inc.*	855	36,808
Kura Oncology, Inc.*	3,404	104,299
La Jolla Pharmaceutical Co.(x)*	1,213	4,888
Lexicon Pharmaceuticals, Inc.*	2,455	3,535
Ligand Pharmaceuticals, Inc.(x)*	926	88,266
LogicBio Therapeutics, Inc.(x)*	1,030	9,352
MacroGenics, Inc.*	3,368	84,840
Madrigal Pharmaceuticals, Inc.*	558	66,251
Magenta Therapeutics, Inc.*	1,118	7,602
MannKind Corp.(x)*	14,765	27,758
Marker Therapeutics, Inc.(x)*	1,556	2,334
MediciNova, Inc.(x)*	3,048	15,972
MEI Pharma, Inc.*	7,059	22,024
MeiraGTx Holdings plc*	1,146	15,173
Mersana Therapeutics, Inc.*	3,399	63,289
Minerva Neurosciences, Inc.*	1,844	5,864
Mirati Therapeutics, Inc.*	2,401	398,686
Mirum Pharmaceuticals, Inc.(x)*	320	6,166
Molecular Templates, Inc.*	1,693	18,488
Momenta Pharmaceuticals, Inc.*	7,565	397,011
Morphic Holding, Inc.(x)*	955	26,110
Mustang Bio, Inc.*	1,599	5,037
Myriad Genetics, Inc.*	4,499	58,667
NantKwest, Inc.(x)*	2,008	13,925
Natera, Inc.*	4,558	329,270
Neoleukin Therapeutics, Inc.*	2,071	24,852
Neubase Therapeutics, Inc.*	1,190	9,032
NeuroBo Pharmaceuticals, Inc.(x)*	389	2,186
NextCure, Inc.*	1,157	10,182
Nkarta, Inc.(x)*	1,023	30,751
Novavax, Inc.(x)*	3,954	428,416
Nurix Therapeutics, Inc.(x)*	698	24,367
Nymox Pharmaceutical Corp.*	2,707	6,659
Oncocyte Corp.(x)*	3,014	4,189
OPKO Health, Inc.(x)*	25,933	95,693
Organogenesis Holdings, Inc.*	1,575	6,048
Orgenesis, Inc.(x)*	1,225	6,174
ORIC Pharmaceuticals, Inc.(x)*	608	15,206
Ovid therapeutics, Inc.*	2,979	17,099
Oyster Point Pharma, Inc.(x)*	339	7,156
Passage Bio, Inc.*	947	12,415
PDL BioPharma, Inc.*	6,667	21,001
PhaseBio Pharmaceuticals, Inc.(x)*	788	2,766
Pieris Pharmaceuticals, Inc.(x)*	2,929	6,063
Precigen, Inc.(x)*	4,688	16,408
Precision BioSciences, Inc.(x)*	3,190	19,650
Prevail Therapeutics, Inc.*	1,012	10,302
Protagonist Therapeutics, Inc.*	1,922	37,575
Protara Therapeutics, Inc.*	137	2,306

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Prothena Corp. plc*	2,177	$21,748
PTC Therapeutics, Inc.*	3,962	185,224
Puma Biotechnology, Inc.*	1,709	17,244
Radius Health, Inc.*	3,071	34,825
RAPT Therapeutics, Inc.(x)*	763	24,569
REGENXBIO, Inc.*	2,147	59,085
Relay Therapeutics, Inc.(x)*	2,045	87,097
Replimune Group, Inc.*	1,421	32,711
Retrophin, Inc.*	3,095	57,134
REVOLUTION Medicines, Inc.*	2,454	85,399
Rhythm Pharmaceuticals, Inc.*	2,143	46,439
Rigel Pharmaceuticals, Inc.*	10,003	24,007
Rocket Pharmaceuticals, Inc.*	2,165	49,492
Rubius Therapeutics, Inc.(x)*	2,578	12,916
Sangamo Therapeutics, Inc.*	7,428	70,195
Savara, Inc.(x)*	3,282	3,577
Scholar Rock Holding Corp.*	1,586	28,056
Selecta Biosciences, Inc.(x)*	4,736	11,745
Seres Therapeutics, Inc.*	3,401	96,282
Soleno Therapeutics, Inc.(x)*	4,780	11,998
Solid Biosciences, Inc.(x)*	2,218	4,503
Sorrento Therapeutics, Inc.(x)*	14,107	157,293
Spectrum Pharmaceuticals, Inc.*	9,308	37,977
Spero Therapeutics, Inc.*	992	11,071
SpringWorks Therapeutics, Inc.*	1,345	64,116
Stoke Therapeutics, Inc.*	860	28,801
Sutro Biopharma, Inc.(x)*	1,615	16,231
Syndax Pharmaceuticals, Inc.*	1,601	23,631
Syros Pharmaceuticals, Inc.*	2,445	21,614
TCR2 Therapeutics, Inc.*	1,595	32,410
TG Therapeutics, Inc.*	7,125	190,665
Translate Bio, Inc.(x)*	4,330	58,931
Turning Point Therapeutics, Inc.*	2,188	191,144
Twist Bioscience Corp.*	2,098	159,385
Tyme Technologies, Inc.(x)*	5,758	5,643
Ultragenyx Pharmaceutical, Inc.*	3,698	303,939
UNITY Biotechnology, Inc.(x)*	2,303	7,968
UroGen Pharma Ltd.(x)*	1,156	22,299
Vanda Pharmaceuticals, Inc.*	3,610	34,873
Vaxart, Inc.(x)*	3,110	20,682
Vaxcyte, Inc.(x)*	1,154	56,985
VBI Vaccines, Inc.(x)*	10,582	30,265
Veracyte, Inc.*	3,641	118,296
Verastem, Inc.(x)*	11,376	13,765
Vericel Corp.*	2,818	52,218
Viela Bio, Inc.*	1,371	38,498
Viking Therapeutics, Inc.(x)*	4,614	26,853
Vir Biotechnology, Inc.*	3,427	117,649
Voyager Therapeutics, Inc.*	1,820	19,419
X4 Pharmaceuticals, Inc.*	1,260	8,530
XBiotech, Inc.(x)*	944	18,021
Xencor, Inc.*	3,557	137,976
XOMA Corp.(x)*	417	7,856
Y-mAbs Therapeutics, Inc.*	1,926	73,939
Zentalis Pharmaceuticals, Inc.(x)*	722	23,602
ZIOPHARM Oncology, Inc.(x)*	12,853	32,390

		13,403,532

Health Care Equipment & Supplies (3.3%)
Accelerate Diagnostics, Inc.(x)*	2,131	22,716
Accuray, Inc.*	6,802	16,325
Acutus Medical, Inc.(x)*	622	18,536
Alphatec Holdings, Inc.*	3,153	20,936
AngioDynamics, Inc.*	2,245	27,075
Antares Pharma, Inc.*	11,357	30,664
Apyx Medical Corp.*	2,551	12,015
Aspira Women’s Health, Inc.(x)*	5,202	16,048
AtriCure, Inc.*	2,794	111,481
Atrion Corp.	89	55,714
Avanos Medical, Inc.*	3,094	102,783
Axogen, Inc.*	2,552	29,680
Axonics Modulation Technologies, Inc.(x)*	1,975	100,804
Bellerophon Therapeutics, Inc.*	282	2,871
Beyond Air, Inc.(x)*	931	4,832
BioLife Solutions, Inc.*	868	25,120
BioSig Technologies, Inc.(x)*	1,494	7,365
Cantel Medical Corp.	2,477	108,839
Cardiovascular Systems, Inc.*	2,510	98,768
Cerus Corp.*	10,344	64,753
Chembio Diagnostics, Inc.(x)*	1,357	6,595
Co-Diagnostics, Inc.(x)*	1,828	24,843
CONMED Corp.	1,715	134,919
CryoLife, Inc.*	2,500	46,175
CryoPort, Inc.(x)*	2,147	101,768
Cutera, Inc.*	1,187	22,517
CytoSorbents Corp.*	2,404	19,172
Electromed, Inc.*	485	5,049
Envista Holdings Corp.*	95,989	2,369,009
FONAR Corp.*	439	9,166
GenMark Diagnostics, Inc.*	4,352	61,798
Glaukos Corp.(x)*	2,734	135,388
Heska Corp.*	444	43,863
Inari Medical, Inc.*	490	33,820
Inogen, Inc.*	1,260	36,540
Integer Holdings Corp.*	49,162	2,901,050
IntriCon Corp.*	471	5,737
Invacare Corp.	2,511	18,883
iRadimed Corp.*	412	8,809
iRhythm Technologies, Inc.*	1,750	416,692
Lantheus Holdings, Inc.*	4,168	52,809
LeMaitre Vascular, Inc.	1,119	36,401
LivaNova plc*	3,179	143,723
Meridian Bioscience, Inc.*	2,687	45,625
Merit Medical Systems, Inc.*	3,528	153,468
Mesa Laboratories, Inc.	310	78,976
Milestone Scientific, Inc.(x)*	2,480	3,447
Misonix, Inc.*	607	7,120
Natus Medical, Inc.*	2,019	34,585
Nemaura Medical, Inc.(x)*	473	1,679
Neogen Corp.*	3,373	263,937
Nevro Corp.*	2,155	300,191
NuVasive, Inc.*	3,326	161,544
OraSure Technologies, Inc.*	4,635	56,408
Orthofix Medical, Inc.*	1,117	34,783
OrthoPediatrics Corp.*	830	38,114
PAVmed, Inc.*	2,463	4,384
Pulse Biosciences, Inc.(x)*	681	8,029
Quotient Ltd.*	3,224	16,571
Repro-Med Systems, Inc.*	1,698	12,260
Retractable Technologies, Inc.(x)*	932	6,207
Rockwell Medical, Inc.(x)*	5,131	5,490
SeaSpine Holdings Corp.*	1,839	26,298
Shockwave Medical, Inc.*	1,825	138,335
SI-BONE, Inc.*	1,581	37,501
Sientra, Inc.(x)*	3,304	11,234
Silk Road Medical, Inc.*	1,726	116,004
Soliton, Inc.(x)*	418	3,194
STAAR Surgical Co.*	2,932	165,834
Stereotaxis, Inc.*	3,092	11,069
Surgalign Holdings, Inc.*	4,488	8,123
Surmodics, Inc.*	803	31,245
Tactile Systems Technology, Inc.*	1,252	45,811
Tela Bio, Inc.*	373	6,169
TransMedics Group, Inc.*	1,670	23,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Utah Medical Products, Inc.	242	$19,329
Vapotherm, Inc.*	1,335	38,715
Varex Imaging Corp.*	2,577	32,779
Venus Concept, Inc.(x)*	1,291	2,995
ViewRay, Inc.(x)*	6,403	22,410
VolitionRX Ltd.(x)*	1,668	5,354
Wright Medical Group NV*	8,245	251,802
Zynex, Inc.(x)*	1,177	20,539

		9,762,622

Health Care Providers & Services (1.1%)
1Life Healthcare, Inc.*	5,042	142,991
AdaptHealth Corp.*	1,597	34,831
Addus HomeCare Corp.*	893	84,397
American Renal Associates Holdings, Inc.*	1,053	7,266
AMN Healthcare Services, Inc.*	2,963	173,217
Apollo Medical Holdings, Inc.*	1,224	21,959
Avalon GloboCare Corp.(x)*	1,245	1,556
BioTelemetry, Inc.*	2,142	97,632
Brookdale Senior Living, Inc.*	12,385	31,458
Community Health Systems, Inc.*	5,061	21,357
CorVel Corp.*	567	48,439
Covetrus, Inc.*	6,407	156,331
Cross Country Healthcare, Inc.*	2,552	16,563
Ensign Group, Inc. (The)	3,263	186,187
Enzo Biochem, Inc.*	2,476	5,224
Exagen, Inc.*	187	2,027
Five Star Senior Living, Inc.*	1,317	6,677
Fulgent Genetics, Inc.(x)*	685	27,427
Hanger, Inc.*	2,500	39,550
HealthEquity, Inc.*	4,867	250,018
InfuSystem Holdings, Inc.*	999	12,807
Joint Corp. (The)*	956	16,625
LHC Group, Inc.*	1,950	414,492
Magellan Health, Inc.*	1,502	113,822
MEDNAX, Inc.*	4,718	76,809
National HealthCare Corp.	800	49,848
National Research Corp.	836	41,140
Ontrak, Inc.(x)*	500	30,000
Option Care Health, Inc.*	2,879	38,492
Owens & Minor, Inc.	3,920	98,431
Patterson Cos., Inc.	5,350	128,962
Pennant Group, Inc. (The)*	1,630	62,853
PetIQ, Inc.(x)*	1,280	42,138
Progyny, Inc.(x)*	1,649	48,530
Providence Service Corp. (The)*	787	73,120
R1 RCM, Inc.*	6,931	118,867
RadNet, Inc.*	2,938	45,098
Select Medical Holdings Corp.*	6,867	142,971
Sharps Compliance Corp.*	976	6,120
Surgery Partners, Inc.*	1,487	32,565
Tenet Healthcare Corp.*	6,681	163,751
Tivity Health, Inc.*	2,711	38,008
Triple-S Management Corp., Class B*	1,335	23,856
US Physical Therapy, Inc.	821	71,329
Viemed Healthcare, Inc.*	2,371	20,485

		3,266,226

Health Care Technology (0.5%)
Accolade, Inc.(x)*	732	28,453
Allscripts Healthcare Solutions, Inc.*	10,568	86,024
Computer Programs and Systems, Inc.	750	20,707
Evolent Health, Inc., Class A*	4,799	59,556
Health Catalyst, Inc.*	2,209	80,849
HealthStream, Inc.*	1,572	31,550
HMS Holdings Corp.*	5,744	137,569
iCAD, Inc.(x)*	1,403	12,360
Inovalon Holdings, Inc., Class A*	4,665	123,389
Inspire Medical Systems, Inc.*	1,668	215,255
NantHealth, Inc.(x)*	1,859	4,350
NextGen Healthcare, Inc.*	3,475	44,272
Omnicell, Inc.*	2,701	201,657
OptimizeRx Corp.(x)*	998	20,808
Phreesia, Inc.*	1,815	58,316
Schrodinger, Inc.*	1,879	89,271
Simulations Plus, Inc.	927	69,859
Tabula Rasa HealthCare, Inc.(x)*	1,304	53,164
Vocera Communications, Inc.*	2,021	58,771

		1,396,180

Life Sciences Tools & Services (0.3%)
Champions Oncology, Inc.*	484	4,477
ChromaDex Corp.*	3,151	12,635
Codexis, Inc.(x)*	3,306	38,812
Fluidigm Corp.*	4,532	33,673
Harvard Bioscience, Inc.*	2,628	7,910
Luminex Corp.	2,744	72,030
Medpace Holdings, Inc.*	1,745	195,004
NanoString Technologies, Inc.*	2,442	109,157
NeoGenomics, Inc.*	6,622	244,286
Pacific Biosciences of California, Inc.*	10,670	105,313
Personalis, Inc.*	1,625	35,214
Quanterix Corp.*	1,327	44,773

		903,284

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc.(x)*	4,500	6,390
Aerie Pharmaceuticals, Inc.*	2,570	30,249
Agile Therapeutics, Inc.(x)*	4,771	14,504
AMAG Pharmaceuticals, Inc.(x)*	2,025	19,035
Amneal Pharmaceuticals, Inc.*	6,849	26,574
Amphastar Pharmaceuticals, Inc.*	2,401	45,019
ANI Pharmaceuticals, Inc.*	693	19,550
Aquestive Therapeutics, Inc.(x)*	1,410	6,846
Arvinas, Inc.*	1,852	43,726
Avenue Therapeutics, Inc.*	443	4,798
Axsome Therapeutics, Inc.*	1,801	128,321
Aytu BioScience, Inc.(x)*	2,467	2,936
BioDelivery Sciences International, Inc.*	5,908	22,037
Cara Therapeutics, Inc.*	2,496	31,762
Cassava Sciences, Inc.(x)*	1,619	18,635
Cerecor, Inc.*	2,682	6,102
Chiasma, Inc.*	3,564	15,325
Collegium Pharmaceutical, Inc.*	2,117	44,076
Corcept Therapeutics, Inc.*	6,174	107,458
CorMedix, Inc.(x)*	1,922	11,590
Cymabay Therapeutics, Inc.*	4,139	29,966
Durect Corp.*	13,782	23,567
Eloxx Pharmaceuticals, Inc.(x)*	2,376	6,249
Endo International plc*	13,994	46,180
Eton Pharmaceuticals, Inc.(x)*	1,008	7,963
Evofem Biosciences, Inc.(x)*	5,584	13,178
Evolus, Inc.(x)*	1,552	6,068
Fulcrum Therapeutics, Inc.(x)*	899	7,129
Harrow Health, Inc.*	1,551	8,670
IMARA, Inc.(x)*	345	7,017
Innoviva, Inc.*	3,840	40,128
Intersect ENT, Inc.*	2,029	33,093
Intra-Cellular Therapies, Inc.*	3,520	90,323
Kala Pharmaceuticals, Inc.(x)*	2,758	20,685
Kaleido Biosciences, Inc.(x)*	543	6,011
Lannett Co., Inc.*	2,091	12,776
Liquidia Technologies, Inc.(x)*	1,427	7,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lyra Therapeutics, Inc.(x)*	335	$3,745
Mallinckrodt plc(x)*	7,114	6,924
Marinus Pharmaceuticals, Inc.(x)*	1,642	21,103
MyoKardia, Inc.*	3,249	442,936
NGM Biopharmaceuticals, Inc.*	1,575	25,058
Ocular Therapeutix, Inc.*	3,579	27,236
Odonate Therapeutics, Inc.*	913	12,262
Omeros Corp.(x)*	3,720	37,591
Optinose, Inc.(x)*	2,150	8,385
Osmotica Pharmaceuticals plc*	627	3,392
Pacira BioSciences, Inc.*	2,682	161,242
Paratek Pharmaceuticals, Inc.(x)*	2,784	15,061
Phathom Pharmaceuticals, Inc.*	714	26,182
Phibro Animal Health Corp., Class A	1,438	25,021
Pliant Therapeutics, Inc.(x)*	631	14,292
Prestige Consumer Healthcare, Inc.*	3,217	117,163
Provention Bio, Inc.(x)*	3,009	38,605
Recro Pharma, Inc.*	1,105	2,321
Relmada Therapeutics, Inc.*	982	36,943
Revance Therapeutics, Inc.*	4,023	101,138
Satsuma Pharmaceuticals, Inc.*	638	2,482
SIGA Technologies, Inc.*	3,204	22,012
Strongbridge Biopharma plc*	2,078	4,364
Supernus Pharmaceuticals, Inc.*	3,097	64,541
TherapeuticsMD, Inc.(x)*	16,523	26,106
Theravance Biopharma, Inc.(x)*	2,843	42,034
Tricida, Inc.*	1,977	17,912
Verrica Pharmaceuticals, Inc.(x)*	870	6,734
VYNE Therapeutics, Inc.(x)*	10,420	17,297
WaVe Life Sciences Ltd.(x)*	1,423	12,081
Xeris Pharmaceuticals, Inc.(x)*	2,608	15,465
Zogenix, Inc.*	3,544	63,544

		2,392,129

Total Health Care		31,123,973

Industrials (20.0%)
Aerospace & Defense (0.4%)
AAR Corp.	2,096	39,405
Aerojet Rocketdyne Holdings, Inc.*	4,697	187,363
AeroVironment, Inc.*	1,412	84,734
Astronics Corp.*	1,478	11,410
Cubic Corp.	2,029	118,027
Ducommun, Inc.*	628	20,674
Kaman Corp.	1,789	69,717
Kratos Defense & Security Solutions, Inc.*	7,819	150,750
Maxar Technologies, Inc.(x)	3,962	98,812
Moog, Inc., Class A	1,943	123,439
National Presto Industries, Inc.	306	25,049
PAE, Inc.*	3,675	31,238
Park Aerospace Corp.	1,221	13,333
Parsons Corp.*	1,423	47,728
Triumph Group, Inc.	3,006	19,569
Vectrus, Inc.*	770	29,260

		1,070,508

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,775	94,602
Atlas Air Worldwide Holdings, Inc.*	1,686	102,677
Echo Global Logistics, Inc.*	1,602	41,284
Forward Air Corp.	1,793	102,882
Hub Group, Inc., Class A*	2,134	107,116
Radiant Logistics, Inc.*	2,238	11,503

		460,064

Airlines (0.1%)
Allegiant Travel Co.	829	99,314
Hawaiian Holdings, Inc.	2,900	37,381
Mesa Air Group, Inc.*	2,295	6,770
SkyWest, Inc.	3,239	96,717
Spirit Airlines, Inc.(x)*	5,667	91,239

		331,421

Building Products (3.1%)
AAON, Inc.	2,670	160,868
Advanced Drainage Systems, Inc.	3,600	224,784
Alpha Pro Tech Ltd.(x)*	852	12,593
American Woodmark Corp.*	1,104	86,708
Apogee Enterprises, Inc.	1,629	34,812
Builders FirstSource, Inc.*	7,433	242,464
Caesarstone Ltd.(x)	1,650	16,170
Cornerstone Building Brands, Inc.*	2,880	22,982
CSW Industrials, Inc.	875	67,594
Gibraltar Industries, Inc.*	34,022	2,216,193
Griffon Corp.	2,800	54,712
Insteel Industries, Inc.	82,638	1,545,331
JELD-WEN Holding, Inc.*	4,432	100,163
Masonite International Corp.*	15,881	1,562,690
Patrick Industries, Inc.	1,454	83,634
PGT Innovations, Inc.*	3,696	64,754
Quanex Building Products Corp.	2,042	37,655
Resideo Technologies, Inc.*	8,092	89,012
Simpson Manufacturing Co., Inc.	2,815	273,505
UFP Industries, Inc.	42,649	2,410,095

		9,306,719

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	4,268	156,465
ACCO Brands Corp.	5,755	33,379
Advanced Disposal Services, Inc.*	4,657	140,781
Brady Corp., Class A	3,044	121,821
BrightView Holdings, Inc.*	2,724	31,054
Brink’s Co. (The)	3,178	130,584
Casella Waste Systems, Inc., Class A*	2,983	166,601
CECO Environmental Corp.*	1,773	12,925
Cimpress plc*	1,165	87,561
Covanta Holding Corp.	7,748	60,047
Deluxe Corp.	2,739	70,474
Ennis, Inc.	1,550	27,032
Harsco Corp.*	4,999	69,536
Healthcare Services Group, Inc.	4,876	104,980
Heritage-Crystal Clean, Inc.*	1,110	14,819
Herman Miller, Inc.	3,841	115,845
HNI Corp.	2,780	87,236
Interface, Inc.	4,081	24,976
KAR Auction Services, Inc.	8,168	117,619
Kimball International, Inc., Class B	2,132	22,471
Knoll, Inc.	3,093	37,302
Matthews International Corp., Class A	1,925	43,043
McGrath RentCorp	49,665	2,959,537
Montrose Environmental Group, Inc.*	719	17,127
NL Industries, Inc.	460	1,955
PICO Holdings, Inc.*	676	6,057
Pitney Bowes, Inc.	11,728	62,276
Quad/Graphics, Inc.	1,372	4,157
SP Plus Corp.*	1,346	24,161
Steelcase, Inc., Class A	5,594	56,555
Team, Inc.*	1,829	10,060
Tetra Tech, Inc.	3,482	332,531
UniFirst Corp.	971	183,878
US Ecology, Inc.	1,981	64,719
Viad Corp.	1,209	25,183
VSE Corp.	636	19,487

		5,444,234

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Construction & Engineering (0.7%)
Aegion Corp.*	1,796	$25,377
Ameresco, Inc., Class A*	1,536	51,302
API Group Corp.(m)*	9,151	130,219
Arcosa, Inc.	3,170	139,765
Argan, Inc.	6,596	276,438
Comfort Systems USA, Inc.	2,261	116,464
Concrete Pumping Holdings, Inc.*	1,745	6,230
Construction Partners, Inc., Class A*	1,715	31,213
Dycom Industries, Inc.*	2,006	105,957
EMCOR Group, Inc.	3,519	238,271
Fluor Corp.	9,195	81,008
Granite Construction, Inc.	2,950	51,950
Great Lakes Dredge & Dock Corp.*	4,290	40,798
HC2 Holdings, Inc.(x)*	3,138	7,594
IES Holdings, Inc.*	494	15,694
MasTec, Inc.*	3,603	152,047
MYR Group, Inc.*	1,003	37,292
Northwest Pipe Co.*	714	18,892
NV5 Global, Inc.*	725	38,258
Primoris Services Corp.	3,088	55,708
Sterling Construction Co., Inc.*	1,624	22,996
Tutor Perini Corp.*	2,486	27,669
WillScot Mobile Mini Holdings Corp.*	27,438	457,666

		2,128,808

Electrical Equipment (1.5%)
Allied Motion Technologies, Inc.	452	18,659
American Superconductor Corp.(x)*	1,229	17,796
Atkore International Group, Inc.*	3,072	69,827
AZZ, Inc.	1,661	56,673
Bloom Energy Corp., Class A(x)*	5,519	99,177
Encore Wire Corp.	8,021	372,335
EnerSys	2,698	181,090
FuelCell Energy, Inc.(x)*	12,998	27,816
LSI Industries, Inc.	1,836	12,393
Orion Energy Systems, Inc.*	1,920	14,534
Plug Power, Inc.*	21,935	294,148
Powell Industries, Inc.	494	11,920
Preformed Line Products Co.	172	8,380
Regal Beloit Corp.	24,378	2,288,363
Sunrun, Inc.*	7,617	587,042
Thermon Group Holdings, Inc.*	1,881	21,124
TPI Composites, Inc.*	1,865	54,010
Ultralife Corp.*	646	3,811
Vicor Corp.*	1,217	94,597
Vivint Solar, Inc.*	3,145	133,191

		4,366,886

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	2,232	48,033

Machinery (10.4%)
Alamo Group, Inc.	626	67,627
Albany International Corp., Class A	1,990	98,525
Altra Industrial Motion Corp.	4,088	151,133
Astec Industries, Inc.	39,506	2,143,200
Barnes Group, Inc.	3,027	108,185
Blue Bird Corp.*	1,198	14,568
Chart Industries, Inc.*	2,293	161,129
CIRCOR International, Inc.*	1,230	33,640
Columbus McKinnon Corp.	52,888	1,750,593
Douglas Dynamics, Inc.	1,444	49,385
Eastern Co. (The)	334	6,520
Energy Recovery, Inc.*	2,819	23,116
Enerpac Tool Group Corp.*	3,428	64,481
EnPro Industries, Inc.	1,344	75,815
ESCO Technologies, Inc.	1,653	133,166
Evoqua Water Technologies Corp.*	5,880	124,774
ExOne Co. (The)(x)*	816	9,972
Federal Signal Corp.	3,878	113,431
Franklin Electric Co., Inc.	2,932	172,490
Gencor Industries, Inc.*	453	4,997
Gorman-Rupp Co. (The)	1,053	31,021
Graham Corp.	466	5,951
Greenbrier Cos., Inc. (The)(x)	61,530	1,808,982
Helios Technologies, Inc.	2,004	72,946
Hillenbrand, Inc.	87,362	2,477,586
Hurco Cos., Inc.	412	11,701
Hyster-Yale Materials Handling, Inc.	591	21,956
John Bean Technologies Corp.	12,701	1,167,095
Kadant, Inc.	733	80,351
Kennametal, Inc.	5,266	152,398
L B Foster Co., Class A*	527	7,072
Lindsay Corp.	679	65,646
Luxfer Holdings plc	1,956	24,548
Lydall, Inc.*	964	15,945
Manitowoc Co., Inc. (The)*	1,912	16,080
Mayville Engineering Co., Inc.*	362	3,327
Meritor, Inc.*	25,663	537,383
Miller Industries, Inc.	639	19,534
Mueller Industries, Inc.	52,822	1,429,363
Mueller Water Products, Inc., Class A	310,792	3,229,129
Navistar International Corp.*	3,155	137,369
NN, Inc.*	2,314	11,940
Omega Flex, Inc.	188	29,463
Oshkosh Corp.	42,339	3,111,916
Park-Ohio Holdings Corp.	419	6,733
Proto Labs, Inc.*	1,719	222,610
RBC Bearings, Inc.*	1,566	189,815
REV Group, Inc.	4,648	36,673
Rexnord Corp.	148,390	4,427,958
Shyft Group, Inc. (The)	2,131	40,233
SPX Corp.*	2,785	129,168
SPX FLOW, Inc.*	70,211	3,006,435
Standex International Corp.	740	43,808
Tennant Co.	1,165	70,319
Terex Corp.	4,369	84,584
Timken Co. (The)	14,579	790,473
TriMas Corp.*	2,766	63,065
Wabash National Corp.	144,966	1,733,793
Watts Water Technologies, Inc., Class A	1,745	174,762
Welbilt, Inc.*	8,320	51,251

		30,847,129

Marine (0.1%)
Costamare, Inc.	2,849	17,294
Eagle Bulk Shipping, Inc.(x)*	395	6,466
Genco Shipping & Trading Ltd.(x)	1,409	9,722
Matson, Inc.	2,796	112,092
Safe Bulkers, Inc.*	2,881	2,967
Scorpio Bulkers, Inc.	725	10,266

		158,807

Professional Services (0.8%)
Acacia Research Corp.*	3,153	10,941
Akerna Corp.*	651	2,370
ASGN, Inc.*	3,266	207,587
Barrett Business Services, Inc.	448	23,493
BG Staffing, Inc.	570	4,828
CBIZ, Inc.*	3,243	74,167
CRA International, Inc.	486	18,210
Exponent, Inc.	3,307	238,203
Forrester Research, Inc.*	650	21,313
Franklin Covey Co.*	875	15,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GP Strategies Corp.*	652	$6,285
Heidrick & Struggles International, Inc.	1,332	26,174
Huron Consulting Group, Inc.*	6,672	262,410
ICF International, Inc.	1,158	71,252
Insperity, Inc.	2,303	150,823
Kelly Services, Inc., Class A	2,030	34,591
Kforce, Inc.	25,752	828,442
Korn Ferry	3,542	102,718
Mastech Digital, Inc.(x)*	274	4,935
Mistras Group, Inc.*	1,136	4,442
Red Violet, Inc.(x)*	446	8,233
Resources Connection, Inc.	1,774	20,490
TriNet Group, Inc.*	2,620	155,418
TrueBlue, Inc.*	2,215	34,310
Upwork, Inc.*	6,025	105,076
Willdan Group, Inc.*	625	15,944

		2,448,178

Road & Rail (0.3%)
ArcBest Corp.	1,611	50,038
Avis Budget Group, Inc.*	3,440	90,541
Covenant Logistics Group, Inc., Class A*	670	11,718
Daseke, Inc.(x)*	2,969	15,944
Heartland Express, Inc.	16,950	315,270
Hertz Global Holdings, Inc.(x)*	11,171	12,400
Marten Transport Ltd.	3,720	60,710
PAM Transportation Services, Inc.*	112	4,211
Saia, Inc.*	1,682	212,167
Universal Logistics Holdings, Inc.	479	9,992
US Xpress Enterprises, Inc., Class A*	1,187	9,805
Werner Enterprises, Inc.	3,876	162,753

		955,549

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.(x)*	1,235	9,670
Applied Industrial Technologies, Inc.	2,502	137,860
Beacon Roofing Supply, Inc.*	3,556	110,485
BMC Stock Holdings, Inc.*	4,296	183,998
CAI International, Inc.	1,024	28,191
DXP Enterprises, Inc.*	1,208	19,485
EVI Industries, Inc.(x)*	411	10,937
Foundation Building Materials, Inc.*	1,478	23,234
GATX Corp.	2,198	140,122
General Finance Corp.*	703	4,450
GMS, Inc.*	2,689	64,805
H&E Equipment Services, Inc.	2,048	40,264
Herc Holdings, Inc.*	1,559	61,752
Lawson Products, Inc.*	252	10,339
MRC Global, Inc.*	4,700	20,116
Nesco Holdings, Inc.(x)*	954	3,959
NOW, Inc.*	6,942	31,517
Rush Enterprises, Inc., Class A	1,763	89,102
Rush Enterprises, Inc., Class B	293	12,980
SiteOne Landscape Supply, Inc.*	2,819	343,777
Systemax, Inc.	782	18,721
Textainer Group Holdings Ltd.*	3,257	46,119
Titan Machinery, Inc.*	1,175	15,545
Transcat, Inc.*	392	11,485
Triton International Ltd.	3,203	130,266
Veritiv Corp.*	980	12,407
WESCO International, Inc.*	3,093	136,154
Willis Lease Finance Corp.*	168	3,100

		1,720,840

Total Industrials		59,287,176

Information Technology (8.1%)
Communications Equipment (0.9%)
Acacia Communications, Inc.*	2,477	166,950
ADTRAN, Inc.	2,964	30,396
Applied Optoelectronics, Inc.(x)*	1,468	16,515
CalAmp Corp.*	2,399	17,249
Calix, Inc.*	3,441	61,181
Cambium Networks Corp.*	260	4,386
Casa Systems, Inc.*	1,818	7,327
Clearfield, Inc.*	765	15,430
Comtech Telecommunications Corp.	1,698	23,772
DASAN Zhone Solutions, Inc.*	866	8,114
Digi International, Inc.*	1,951	30,494
Extreme Networks, Inc.*	6,918	27,810
Genasys, Inc.*	2,289	14,077
Harmonic, Inc.*	6,341	35,383
Infinera Corp.*	10,196	62,807
Inseego Corp.(x)*	4,006	41,342
InterDigital, Inc.	1,943	110,868
KVH Industries, Inc.*	1,099	9,902
NETGEAR, Inc.*	1,898	58,496
NetScout Systems, Inc.*	82,787	1,807,240
PCTEL, Inc.*	1,269	7,183
Plantronics, Inc.	2,058	24,367
Resonant, Inc.(x)*	3,471	8,261
Ribbon Communications, Inc.*	4,801	18,580
Viavi Solutions, Inc.*	14,652	171,868

		2,779,998

Electronic Equipment, Instruments & Components (2.0%)
Akoustis Technologies, Inc.(x)*	2,128	17,364
Arlo Technologies, Inc.*	5,005	26,326
Badger Meter, Inc.	1,886	123,288
Bel Fuse, Inc., Class B	595	6,355
Belden, Inc.	2,850	88,692
Benchmark Electronics, Inc.	22,882	461,072
Coherent, Inc.*	851	94,401
CTS Corp.	2,056	45,294
Daktronics, Inc.	2,911	11,528
ePlus, Inc.*	847	62,000
Fabrinet*	2,317	146,040
FARO Technologies, Inc.*	2,750	167,695
Fitbit, Inc., Class A*	15,501	107,887
II-VI, Inc.*	33,851	1,372,997
Insight Enterprises, Inc.*	2,189	123,854
Intellicheck, Inc.(x)*	1,130	7,537
Iteris, Inc.*	2,023	8,294
Itron, Inc.*	2,609	158,471
Kimball Electronics, Inc.*	1,556	17,987
Knowles Corp.*	5,682	84,662
Luna Innovations, Inc.*	2,030	12,139
Methode Electronics, Inc.	2,309	65,806
MTS Systems Corp.	1,146	21,900
Napco Security Technologies, Inc.*	643	15,110
nLight, Inc.*	2,344	55,037
Novanta, Inc.*	2,187	230,379
OSI Systems, Inc.*	1,103	85,604
PAR Technology Corp.(x)*	1,016	41,158
PC Connection, Inc.	737	30,261
Plexus Corp.*	24,620	1,738,911
Powerfleet, Inc.*	1,912	10,765
Research Frontiers, Inc.(x)*	1,832	4,946
Rogers Corp.*	1,213	118,947
Sanmina Corp.*	4,231	114,449
ScanSource, Inc.*	1,526	30,261
TTM Technologies, Inc.*	6,388	72,887
Vishay Intertechnology, Inc.	8,676	135,085
Vishay Precision Group, Inc.*	718	18,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Wrap Technologies, Inc.(x)*	828	$5,606

		5,939,175

IT Services (0.9%)
Brightcove, Inc.*	2,537	25,979
Cardtronics plc, Class A*	2,289	45,322
Cass Information Systems, Inc.	877	35,291
Conduent, Inc.*	10,114	32,163
CSG Systems International, Inc.	2,092	85,667
Endurance International Group Holdings, Inc.*	4,443	25,503
Evertec, Inc.	3,882	134,744
Evo Payments, Inc., Class A*	2,585	64,237
ExlService Holdings, Inc.*	2,184	144,079
GreenSky, Inc., Class A*	4,367	19,390
Grid Dynamics Holdings, Inc.(x)*	1,539	11,896
GTT Communications, Inc.(x)*	2,367	12,214
Hackett Group, Inc. (The)	1,741	19,464
I3 Verticals, Inc., Class A*	972	24,543
Information Services Group, Inc.*	1,996	4,212
International Money Express, Inc.*	1,539	22,108
KBR, Inc.	9,123	203,990
Limelight Networks, Inc.*	8,026	46,230
LiveRamp Holdings, Inc.*	4,135	214,069
ManTech International Corp., Class A	1,727	118,956
MAXIMUS, Inc.	3,945	269,877
MoneyGram International, Inc.(x)*	4,375	12,359
NIC, Inc.	4,243	83,587
Paysign, Inc.(x)*	2,300	13,064
Perficient, Inc.*	2,120	90,609
Perspecta, Inc.	8,890	172,911
PFSweb, Inc.*	996	6,663
Priority Technology Holdings, Inc.(x)*	376	1,186
Rackspace Technology, Inc.(x)*	2,220	42,824
Repay Holdings Corp.*	3,844	90,334
ServiceSource International, Inc.*	6,133	9,016
StarTek, Inc.*	933	4,898
Sykes Enterprises, Inc.*	2,483	84,943
TTEC Holdings, Inc.	1,180	64,369
Tucows, Inc., Class A(x)*	619	42,649
Unisys Corp.*	3,845	41,026
Verra Mobility Corp.*	8,738	84,409
Virtusa Corp.*	1,852	91,044

		2,495,825

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	19,420	1,222,295
Alpha & Omega Semiconductor Ltd.*	1,524	19,538
Ambarella, Inc.*	2,135	111,404
Amkor Technology, Inc.*	6,539	73,237
Atomera, Inc.*	1,021	10,669
Axcelis Technologies, Inc.*	2,228	49,016
AXT, Inc.*	2,151	13,164
Brooks Automation, Inc.	4,650	215,109
Cabot Microelectronics Corp.	1,871	267,198
CEVA, Inc.*	1,381	54,370
Cohu, Inc.	2,503	43,002
CyberOptics Corp.*	494	15,729
Diodes, Inc.*	2,756	155,576
DSP Group, Inc.*	1,541	20,310
FormFactor, Inc.*	4,921	122,681
GSI Technology, Inc.*	877	4,946
Ichor Holdings Ltd.*	1,363	29,400
Impinj, Inc.(x)*	993	26,166
Lattice Semiconductor Corp.*	8,618	249,577
MACOM Technology Solutions Holdings, Inc.*	3,038	103,322
Maxeon Solar Technologies Ltd.(x)*	641	10,871
MaxLinear, Inc.*	4,339	100,838
MKS Instruments, Inc.	6,273	685,200
NeoPhotonics Corp.*	3,397	20,688
NVE Corp.	255	12,515
Onto Innovation, Inc.*	3,045	90,680
PDF Solutions, Inc.*	1,744	32,630
Photronics, Inc.*	3,934	39,183
Pixelworks, Inc.*	2,730	5,597
Power Integrations, Inc.	3,820	211,628
Rambus, Inc.*	7,279	99,650
Semtech Corp.*	4,145	219,519
Silicon Laboratories, Inc.*	2,785	272,512
SiTime Corp.*	594	49,914
SMART Global Holdings, Inc.*	953	26,055
SunPower Corp.(x)*	5,130	64,176
Synaptics, Inc.*	3,324	267,316
Ultra Clean Holdings, Inc.*	2,464	52,877
Veeco Instruments, Inc.*	2,979	34,765

		5,103,323

Software (2.5%)
8x8, Inc.*	6,608	102,754
A10 Networks, Inc.*	3,621	23,066
ACI Worldwide, Inc.*	38,761	1,012,825
Agilysys, Inc.*	1,092	26,383
Alarm.com Holdings, Inc.*	3,060	169,065
Altair Engineering, Inc., Class A(x)*	2,725	114,395
American Software, Inc., Class A	2,030	28,501
Appfolio, Inc., Class A*	1,048	148,617
Appian Corp.(x)*	2,293	148,472
Asure Software, Inc.(x)*	827	6,244
Avaya Holdings Corp.*	5,348	81,290
Benefitfocus, Inc.*	1,943	21,762
Blackbaud, Inc.	3,153	176,032
Blackline, Inc.*	3,211	287,802
Bottomline Technologies DE, Inc.*	2,829	119,271
Box, Inc., Class A*	8,947	155,320
Cerence, Inc.*	2,324	113,574
ChannelAdvisor Corp.*	1,673	24,208
Cloudera, Inc.*	13,369	145,588
CommVault Systems, Inc.*	2,737	111,670
Cornerstone OnDemand, Inc.*	3,932	142,967
Digimarc Corp.(x)*	670	14,961
Digital Turbine, Inc.*	5,222	170,968
Domo, Inc., Class B*	1,619	62,056
Ebix, Inc.	1,646	33,908
eGain Corp.*	1,392	19,725
Envestnet, Inc.*	3,426	264,350
GTY Technology Holdings, Inc.*	3,341	8,854
Intelligent Systems Corp.(x)*	497	19,373
j2 Global, Inc.*	2,919	202,053
LivePerson, Inc.*	3,993	207,596
MicroStrategy, Inc., Class A*	498	74,979
Mimecast Ltd.*	3,678	172,572
Mitek Systems, Inc.*	1,879	23,938
MobileIron, Inc.*	6,028	42,256
Model N, Inc.*	2,193	77,369
OneSpan, Inc.*	2,068	43,345
Park City Group, Inc.*	806	3,974
Ping Identity Holding Corp.*	2,364	73,780
Progress Software Corp.	2,928	107,399
PROS Holdings, Inc.*	2,538	81,064
Q2 Holdings, Inc.*	3,192	291,302
QAD, Inc., Class A	694	29,287
Qualys, Inc.*	2,181	213,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Rapid7, Inc.*	3,204	$196,213
Rimini Street, Inc.*	1,133	3,648
Rosetta Stone, Inc.*	1,585	47,518
SailPoint Technologies Holding, Inc.*	5,635	222,977
Sapiens International Corp. NV	1,619	49,509
SeaChange International, Inc.*	1,936	1,685
SecureWorks Corp., Class A*	567	6,458
ShotSpotter, Inc.*	440	13,658
Smith Micro Software, Inc.(x)*	2,307	8,605
Sprout Social, Inc., Class A*	1,759	67,721
SPS Commerce, Inc.*	2,236	174,117
SVMK, Inc.*	7,760	171,574
Synchronoss Technologies, Inc.*	3,129	9,418
Telenav, Inc.*	1,511	5,440
Tenable Holdings, Inc.*	4,485	169,309
Upland Software, Inc.*	1,729	65,183
Varonis Systems, Inc.*	1,994	230,147
Verint Systems, Inc.*	4,081	196,623
Veritone, Inc.(x)*	1,615	14,793
VirnetX Holding Corp.(x)	4,054	21,365
Workiva, Inc.*	2,486	138,619
Xperi Holding Corp.	7,647	87,864
Yext, Inc.*	6,515	98,898
Zix Corp.*	3,824	22,332
Zuora, Inc., Class A*	6,318	65,328

		7,487,677

Technology Hardware, Storage & Peripherals (0.1%)
3D Systems Corp.(x)*	7,937	38,971
Avid Technology, Inc.*	2,184	18,695
Diebold Nixdorf, Inc.*	4,345	33,196
Eastman Kodak Co.(x)*	960	8,467
Immersion Corp.*	1,177	8,298
Intevac, Inc.*	1,645	9,064
Quantum Corp.*	2,110	9,706
Super Micro Computer, Inc.*	2,873	75,847

		202,244

Total Information Technology		24,008,242

Materials (6.4%)
Chemicals (3.5%)
Advanced Emissions Solutions, Inc.(x)	945	3,837
AdvanSix, Inc.*	1,622	20,891
AgroFresh Solutions, Inc.*	2,076	5,045
American Vanguard Corp.	1,736	22,811
Amyris, Inc.(x)*	6,838	19,967
Avient Corp.	126,406	3,344,703
Balchem Corp.	2,054	200,532
Cabot Corp.	61,211	2,205,432
Chase Corp.	497	47,414
Ferro Corp.*	5,277	65,435
FutureFuel Corp.	1,604	18,237
GCP Applied Technologies, Inc.*	3,164	66,286
Hawkins, Inc.	615	28,351
HB Fuller Co.	3,257	149,105
Ingevity Corp.*	2,705	133,735
Innospec, Inc.	1,571	99,476
Intrepid Potash, Inc.*	584	4,929
Koppers Holdings, Inc.*	1,243	25,991
Kraton Corp.*	1,931	34,410
Kronos Worldwide, Inc.	1,339	17,219
Livent Corp.(x)*	9,401	84,327
Marrone Bio Innovations, Inc.*	2,971	3,625
Minerals Technologies, Inc.	60,817	3,107,749
Orion Engineered Carbons SA	3,780	47,288
PQ Group Holdings, Inc.*	2,339	23,998
Quaker Chemical Corp.	842	151,316
Rayonier Advanced Materials, Inc.*	4,559	14,589
Sensient Technologies Corp.	2,750	158,785
Stepan Co.	1,369	149,221
Trecora Resources*	1,797	11,034
Tredegar Corp.	1,596	23,732
Trinseo SA	2,478	63,536
Tronox Holdings plc, Class A	5,718	45,001

		10,398,007

Construction Materials (0.9%)
Eagle Materials, Inc.	27,871	2,405,825
Forterra, Inc.*	1,063	12,565
Summit Materials, Inc., Class A*	7,321	121,089
United States Lime & Minerals, Inc.	151	13,605
US Concrete, Inc.*	952	27,646

		2,580,730

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,624	58,805
Greif, Inc., Class B	439	17,332
Myers Industries, Inc.	2,252	29,794
O-I Glass, Inc.	10,239	108,431
Ranpak Holdings Corp.*	1,927	18,345
UFP Technologies, Inc.*	418	17,313

		250,020

Metals & Mining (1.3%)
Alcoa Corp.*	11,865	137,990
Allegheny Technologies, Inc.*	8,125	70,850
Arconic Corp.*	6,273	119,501
Caledonia Mining Corp. plc(x)	776	13,184
Carpenter Technology Corp.	3,016	54,771
Century Aluminum Co.*	3,012	21,445
Cleveland-Cliffs, Inc.(x)	25,544	163,992
Coeur Mining, Inc.*	15,778	116,442
Commercial Metals Co.	7,530	150,449
Compass Minerals International, Inc.	2,219	131,698
Gold Resource Corp.	4,770	16,266
Haynes International, Inc.	780	13,330
Hecla Mining Co.	33,260	168,961
Kaiser Aluminum Corp.	997	53,429
Materion Corp.	1,281	66,650
Novagold Resources, Inc.*	15,456	183,772
OceanaGold Corp.*	120,039	184,807
Olympic Steel, Inc.	512	5,816
Reliance Steel & Aluminum Co.	18,299	1,867,230
Ryerson Holding Corp.*	929	5,323
Schnitzer Steel Industries, Inc., Class A	1,644	31,614
SunCoke Energy, Inc.	5,906	20,199
TimkenSteel Corp.*	3,225	11,449
United States Steel Corp.(x)	14,193	104,177
Warrior Met Coal, Inc.	3,279	56,005
Worthington Industries, Inc.	2,283	93,101

		3,862,451

Paper & Forest Products (0.6%)
Boise Cascade Co.	2,541	101,437
Clearwater Paper Corp.*	976	37,029
Domtar Corp.	3,617	95,019
Louisiana-Pacific Corp.	7,707	227,433
Neenah, Inc.	1,030	38,594
P H Glatfelter Co.	95,936	1,321,039
Schweitzer-Mauduit International, Inc.	1,995	60,628
Verso Corp., Class A	2,092	16,506

		1,897,685

Total Materials		18,988,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Real Estate (3.9%)
Equity Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	5,476	$57,498
Agree Realty Corp. (REIT)	3,409	216,949
Alexander & Baldwin, Inc. (REIT)	4,521	50,680
Alexander’s, Inc. (REIT)	128	31,388
Alpine Income Property Trust, Inc. (REIT)(x)	478	7,433
American Assets Trust, Inc. (REIT)	3,236	77,955
American Finance Trust, Inc. (REIT)	6,954	43,602
Armada Hoffler Properties, Inc. (REIT)	3,544	32,817
Bluerock Residential Growth REIT, Inc. (REIT)	1,722	13,053
BRT Apartments Corp. (REIT)	500	5,890
CareTrust REIT, Inc. (REIT)	6,221	110,703
CatchMark Timber Trust, Inc. (REIT), Class A	3,114	27,808
Chatham Lodging Trust (REIT)	2,834	21,595
CIM Commercial Trust Corp. (REIT)	656	6,468
City Office REIT, Inc. (REIT)	2,687	20,206
Clipper Realty, Inc. (REIT)	979	5,923
Colony Capital, Inc. (REIT)	31,732	86,628
Columbia Property Trust, Inc. (REIT)	7,414	80,887
Community Healthcare Trust, Inc. (REIT)	1,352	63,220
CoreCivic, Inc. (REIT)	7,839	62,712
CorEnergy Infrastructure Trust, Inc. (REIT)	1,158	6,763
CorePoint Lodging, Inc. (REIT)	2,428	13,233
DiamondRock Hospitality Co. (REIT)	12,779	64,790
Diversified Healthcare Trust (REIT)	15,343	54,007
Easterly Government Properties, Inc. (REIT)	5,141	115,210
EastGroup Properties, Inc. (REIT)	2,479	320,609
Essential Properties Realty Trust, Inc. (REIT)	5,957	109,132
Farmland Partners, Inc. (REIT)(x)	1,753	11,675
Four Corners Property Trust, Inc. (REIT)	4,562	116,742
Franklin Street Properties Corp. (REIT)	6,233	22,813
Front Yard Residential Corp. (REIT)	3,425	29,935
GEO Group, Inc. (The) (REIT)	7,727	87,624
Getty Realty Corp. (REIT)	2,119	55,115
Gladstone Commercial Corp. (REIT)	2,146	36,160
Gladstone Land Corp. (REIT)	1,310	19,676
Global Medical REIT, Inc. (REIT)	2,849	38,462
Global Net Lease, Inc. (REIT)	5,783	91,950
Healthcare Realty Trust, Inc. (REIT)	37,475	1,128,747
Hersha Hospitality Trust (REIT)	1,875	10,387
Highwoods Properties, Inc. (REIT)	45,721	1,534,854
Independence Realty Trust, Inc. (REIT)	6,116	70,884
Industrial Logistics Properties Trust (REIT)	4,085	89,339
Innovative Industrial Properties, Inc. (REIT)	1,364	169,286
Investors Real Estate Trust (REIT)	848	55,264
iStar, Inc. (REIT)	4,735	55,920
Jernigan Capital, Inc. (REIT)(x)	1,576	27,013
Kite Realty Group Trust (REIT)	5,333	61,756
Lexington Realty Trust (REIT)	17,550	183,398
LTC Properties, Inc. (REIT)	2,492	86,871
Macerich Co. (The) (REIT)(x)	9,886	67,126
Mack-Cali Realty Corp. (REIT)	5,500	69,410
Monmouth Real Estate Investment Corp. (REIT)	6,107	84,582
National Health Investors, Inc. (REIT)	2,743	165,321
National Storage Affiliates Trust (REIT)	4,051	132,508
New Senior Investment Group, Inc. (REIT)	4,799	19,196
NexPoint Residential Trust, Inc. (REIT)	1,393	61,780
Office Properties Income Trust (REIT)	3,021	62,595
One Liberty Properties, Inc. (REIT)	944	15,444
Pebblebrook Hotel Trust (REIT)	8,476	106,204
Physicians Realty Trust (REIT)	13,376	239,564
Piedmont Office Realty Trust, Inc. (REIT), Class A	8,205	111,342
Plymouth Industrial REIT, Inc. (REIT)	1,013	12,500
PotlatchDeltic Corp. (REIT)	4,176	175,810
Preferred Apartment Communities, Inc. (REIT), Class A	3,337	18,020
PS Business Parks, Inc. (REIT)	1,275	156,047
QTS Realty Trust, Inc. (REIT), Class A	3,946	248,677
Retail Opportunity Investments Corp. (REIT)	7,440	77,488
Retail Properties of America, Inc. (REIT), Class A	13,957	81,090
Retail Value, Inc. (REIT)	1,254	15,763
RLJ Lodging Trust (REIT)	10,730	92,922
RPT Realty (REIT)	5,060	27,526
Ryman Hospitality Properties, Inc. (REIT)	3,179	116,987
Sabra Health Care REIT, Inc. (REIT)	13,138	181,107
Safehold, Inc. (REIT)(x)	1,084	67,316
Saul Centers, Inc. (REIT)	679	18,048
Seritage Growth Properties (REIT), Class A(x)*	2,038	27,411
Service Properties Trust (REIT)	10,688	84,970
SITE Centers Corp. (REIT)	9,982	71,870
STAG Industrial, Inc. (REIT)	9,633	293,710
Summit Hotel Properties, Inc. (REIT)	6,389	33,095
Sunstone Hotel Investors, Inc. (REIT)	148,359	1,177,970
Tanger Factory Outlet Centers, Inc. (REIT)(x)	5,763	34,751
Terreno Realty Corp. (REIT)	4,282	234,482
UMH Properties, Inc. (REIT)	2,533	34,297
Uniti Group, Inc. (REIT)	12,654	133,310
Universal Health Realty Income Trust (REIT)	797	45,421
Urban Edge Properties (REIT)	7,561	73,493
Urstadt Biddle Properties, Inc. (REIT), Class A	2,168	19,946
Washington REIT (REIT)	5,373	108,158
Whitestone REIT (REIT)	2,897	17,382
Xenia Hotels & Resorts, Inc. (REIT)	7,346	64,498

		10,570,167

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions SA(x)*	350	4,434
American Realty Investors, Inc.*	164	1,487
CTO Realty Growth, Inc.	287	12,657
Cushman & Wakefield plc*	7,156	75,210
eXp World Holdings, Inc.(x)*	1,541	62,164

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Forestar Group, Inc.*	1,164	$20,603
FRP Holdings, Inc.*	421	17,543
Griffin Industrial Realty, Inc.	165	8,819
Kennedy-Wilson Holdings, Inc.	7,889	114,548
Marcus & Millichap, Inc.*	1,578	43,427
Maui Land & Pineapple Co., Inc.*	397	4,296
Newmark Group, Inc., Class A	9,036	39,035
Rafael Holdings, Inc., Class B*	605	9,377
RE/MAX Holdings, Inc., Class A	1,122	36,723
Realogy Holdings Corp.(x)*	7,527	71,055
Redfin Corp.*	6,186	308,867
RMR Group, Inc. (The), Class A	1,048	28,789
St Joe Co. (The)*	2,073	42,766
Stratus Properties, Inc.*	391	8,430
Tejon Ranch Co.*	1,151	16,287
Transcontinental Realty Investors, Inc.*	124	3,091

		929,608

Total Real Estate		11,499,775

Utilities (2.7%)
Electric Utilities (1.1%)
ALLETE, Inc.	3,315	171,518
Genie Energy Ltd., Class B	826	6,608
IDACORP, Inc.	28,294	2,260,691
MGE Energy, Inc.	2,342	146,750
Otter Tail Corp.	2,597	93,933
PNM Resources, Inc.	5,082	210,039
Portland General Electric Co.	5,792	205,616
Spark Energy, Inc., Class A(x)	571	4,751

		3,099,906

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A(x)	2,121	117,482
Chesapeake Utilities Corp.	1,026	86,492
New Jersey Resources Corp.	6,059	163,714
Northwest Natural Holding Co.	1,985	90,099
ONE Gas, Inc.	3,369	232,495
RGC Resources, Inc.	432	10,131
South Jersey Industries, Inc.	6,405	123,424
Southwest Gas Holdings, Inc.	3,633	229,242
Spire, Inc.	4,761	253,285

		1,306,364

Independent Power and Renewable Electricity Producers (0.2%)
Atlantic Power Corp.*	6,072	11,901
Brookfield Renewable Corp.	4,412	258,543
Clearway Energy, Inc., Class A	2,392	59,083
Clearway Energy, Inc., Class C	4,973	134,072
Ormat Technologies, Inc.	2,529	149,489
Sunnova Energy International, Inc.*	3,424	104,124

		717,212

Multi-Utilities (0.8%)
Avista Corp.	4,388	149,718
Black Hills Corp.	36,580	1,956,664
NorthWestern Corp.	3,287	159,880
Unitil Corp.	984	38,022

		2,304,284

Water Utilities (0.2%)
American States Water Co.	2,344	175,683
Artesian Resources Corp., Class A	515	17,752
Cadiz, Inc.(x)*	1,359	13,495
California Water Service Group	3,178	138,084
Consolidated Water Co. Ltd.	839	8,734
Global Water Resources, Inc.	677	7,298
Middlesex Water Co.	1,079	67,060
Pure Cycle Corp.*	1,083	9,758
SJW Group	1,700	103,462
York Water Co. (The)	799	33,773

		575,099

Total Utilities		8,002,865

Total Common Stocks (88.8%) (Cost $238,761,930)		262,856,038

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.1%)
Industrials (0.1%)
Machinery (0.1%)
Mueller Industries, Inc.
6.000%, 3/1/27(x)	$246,000	248,460

Total Industrials		248,460

Total Long-Term Debt Securities (0.1%) (Cost $246,000)		248,460

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	36	—

Total Health Care		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Whiting Petroleum Corp.,expiring 9/1/24(x)*	434	1,049

Total Energy		1,049

Total Warrants (0.0%) (Cost $—)		1,049

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares	20,418,283	20,432,576

Total Investment Companies		21,432,576

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.5%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	$300,000	300,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,567,527, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,598,875.(xx)	$1,567,524	$1,567,524
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $2,000,012, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $2,217,340.(xx)	2,000,000	2,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $700,004, collateralized by various Common Stocks; total market value $777,903.(xx)	700,000	700,000

Total Repurchase Agreements		4,567,524

Total Short-Term Investments (8.8%) (Cost $25,990,624)		26,000,100

Total Investments in Securities (97.7%) (Cost $264,998,554)		289,105,647
Other Assets Less Liabilities (2.3%)		6,745,795

Net Assets (100%)		$295,851,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $162,066 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $9,793,026. This was collateralized by $4,640,753 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $5,567,524 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	6,427	117,290	13,546	(5,914)	(674)	(20,966)	103,282	4,154	—
Thrifts & Mortgage Finance
PennyMac Financial Services, Inc.**	2,730	34,823	93,744	(28,449)	6,575	51,975	158,668	733	—

Total		152,113	107,290	(34,363)	5,901	31,009	261,950	4,887	—

**	Not affiliated at September 30, 2020.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	403	12/2020	USD	30,313,660	170,792

					170,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,738,405	$74,813	$—		$2,813,218
Consumer Discretionary	38,029,720	547,794	—		38,577,514
Consumer Staples	5,764,226	2,560,963	—		8,325,189
Energy	3,848,592	307,864	—		4,156,456
Financials	56,072,737	—	—	(a)	56,072,737
Health Care	31,123,973	—	—		31,123,973
Industrials	56,999,863	2,287,313	—		59,287,176
Information Technology	24,008,242	—	—		24,008,242
Materials	18,900,294	88,599	—		18,988,893
Real Estate	11,499,775	—	—		11,499,775
Utilities	8,002,865	—	—		8,002,865
Corporate Bond
Industrials	—	248,460	—		248,460
Futures	170,792	—	—		170,792
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	21,432,576	—	—		21,432,576
Repurchase Agreements	—	4,567,524	—		4,567,524
Warrants
Energy	1,049	—	—		1,049

Total Assets	$278,593,109	$10,683,330	$—		$289,276,439

Total Liabilities	$—	$—	$—		$—

Total	$278,593,109	$10,683,330	$—		$289,276,439

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,264,981
Aggregate gross unrealized depreciation	(34,531,446)

Net unrealized appreciation	$23,733,535

Federal income tax cost of investments in securities and derivative instruments, if applicable	$265,542,904

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.9%)
AMMC CLO 15 Ltd.,
Series 2014-15A BRR
2.075%, 1/15/32(l)§		$250,000	$246,471
Antares CLO Ltd.,
Series 2018-1A B
1.922%, 4/20/31(l)§		345,000	315,704
ARES L CLO Ltd.,
Series 2018-50A B
1.975%, 1/15/32(l)§		400,000	397,471
ARES LII CLO Ltd.,
Series 2019-52A A2
1.908%, 4/22/31(l)§		250,000	249,999
Atrium XV,
Series 15A A1
1.425%, 1/23/31(l)§		300,000	297,854
Series 15A B
2.005%, 1/23/31(l)§		300,000	296,232
Series 15A D
3.256%, 1/23/31(l)§		250,000	232,449
BlueMountain Fuji Eur CLO V DAC,
Series 5A A
0.910%, 1/15/33(l)§	EUR	500,000	585,592
Series 5A B
1.550%, 1/15/33(l)§		250,000	288,050
Burnham Park CLO Ltd.,
Series 2016-1A BR
1.772%, 10/20/29(l)§		$250,000	247,183
Buttermilk Park CLO Ltd.,
Series 2018-1A C
2.375%, 10/15/31(l)§		334,000	326,363
Carlyle GMS Finance MM CLO LLC,
Series 2015-1A A2R
2.475%, 10/15/31(l)§		287,000	272,833
Carlyle US CLO Ltd.,
Series 2017-2A A2A
1.972%, 7/20/31(l)§		300,000	297,488
Catamaran CLO Ltd.,
Series 2014-2A BR
3.222%, 10/18/26(l)§		297,000	295,387
CF Hippolyta LLC,
Series 2020-1 A1
1.690%, 7/15/60§		100,000	101,130
Citibank Credit Card Issuance Trust,
Series 2017-A7 A7
0.524%, 8/8/24(l)		353,000	354,322
CWABS Asset-Backed Certificates Trust,
Series 2005-11 AF4
5.210%, 3/25/34(l)		64,659	63,874
Dryden 42 Senior Loan Fund,
Series 2016-42A CR
2.325%, 7/15/30(l)§		500,000	489,547
Series 2016-42A DR
3.205%, 7/15/30(l)§		306,000	285,184
Harbor Park CLO Ltd.,
Series 2018-1A A2
1.672%, 1/20/31(l)§		250,000	247,500
Series 2018-1A B1
1.972%, 1/20/31(l)§		250,000	249,213
Series 2018-1A D
3.172%, 1/20/31(l)§		250,000	236,281
LCM XVI LP,
Series 16A BR2
2.025%, 10/15/31(l)§		263,490	259,352
Madison Park Euro Funding VIII DAC,
Series 8A BRN
1.700%, 4/15/32(l)§	EUR	250,000	286,497
Mill City Mortgage Loan Trust,
Series 2018-4 A1B
3.500%, 4/25/66(l)§		$333,770	354,852
NZCG Funding Ltd.,
Series 2015-1A A2R
1.784%, 2/26/31(l)§		518,000	510,058
Octagon Investment Partners 28 Ltd.,
Series 2016-1A A2R
1.713%, 10/24/30(l)§		300,000	295,466
Series 2016-1A BR
2.063%, 10/24/30(l)§		250,000	249,381
Octagon Loan Funding Ltd.,
Series 2014-1A DRR
3.170%, 11/18/31(l)§		200,000	181,280
Voya CLO Ltd.,
Series 2013-2A A2AR
1.645%, 4/25/31(l)§		300,000	291,218

Total Asset-Backed Securities			8,804,231

Collateralized Mortgage Obligations (9.7%)
BRAVO Residential Funding Trust,
Series 2019-1 A1C
3.500%, 3/25/58§		176,285	182,032
Series 2019-2 A3
3.500%, 10/25/44(l)§		226,523	240,081
CIM Trust,
Series 2019-INV1 A1
4.000%, 2/25/49(l)§		188,224	194,076
Series 2019-INV2 A3
4.000%, 5/25/49(l)§		289,330	299,050
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN2 M2
4.398%, 11/25/23(l)		325,825	297,577
Series 2014-DN2 M3
3.748%, 4/25/24(l)		271,854	250,767
Series 2014-DN4 M3
4.698%, 10/25/24(l)		144,263	144,988
Series 2015-DNA3 M3
4.848%, 4/25/28(l)		406,293	422,584
Series 2015-HQA1 M3
4.848%, 3/25/28(l)		321,668	332,420
Series 2016-DNA1 M3
5.725%, 7/25/28(l)		289,278	306,598
Series 2016-DNA2 M3
4.798%, 10/25/28(l)		279,514	290,364
Series 2017-DNA1 M2
3.398%, 7/25/29(l)		281,521	288,301
Series 2017-DNA2 M2
3.598%, 10/25/29(l)		290,000	298,395
Series 2017-DNA3 M2
2.648%, 3/25/30(l)		870,000	877,693
Series 2017-HQA1 M2
3.698%, 8/25/29(l)		214,803	221,039
FNMA,
Series 2013-C01 M2
5.398%, 10/25/23(l)		389,385	379,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-C01 M2
4.548%, 1/25/24(l)	$477,875	$446,656
Series 2014-C02 1M2
2.748%, 5/25/24(l)	255,285	223,448
Series 2014-C02 2M2
2.748%, 5/25/24(l)	477,905	469,512
Series 2014-C03 1M2
3.148%, 7/25/24(l)	400,109	349,619
Series 2014-C03 2M2
3.048%, 7/25/24(l)	285,766	280,754
Series 2015-C01 1M2
4.448%, 2/25/25(l)	93,995	95,525
Series 2015-C01 2M2
4.698%, 2/25/25(l)	80,493	81,301
Series 2015-C02 1M2
4.148%, 5/25/25(l)	321,397	325,125
Series 2015-C02 2M2
4.148%, 5/25/25(l)	111,063	112,419
Series 2015-C03 1M2
5.148%, 7/25/25(l)	465,310	475,775
Series 2015-C03 2M2
5.148%, 7/25/25(l)	163,827	167,701
Series 2016-C02 1M2
6.148%, 9/25/28(l)	187,943	198,890
Series 2016-C05 2M2
4.598%, 1/25/29(l)	279,641	288,488
Series 2016-C06 1M2
4.398%, 4/25/29(l)	165,377	169,116
Series 2016-C07 2M2
4.498%, 5/25/29(l)	315,111	325,584
Series 2017-C01 1M2
3.698%, 7/25/29(l)	312,683	321,659
Series 2017-C03 1M2
3.148%, 10/25/29(l)	624,589	621,452
Series 2017-C04 2M2
2.998%, 11/25/29(l)	34,818	34,555
Series 2017-C05 1M2
2.348%, 1/25/30(l)	419,765	413,964
Provident Funding Mortgage Trust,
Series 2019-1 A2
3.000%, 12/25/49(l)§	168,381	174,011
Series 2020-1 A3
3.000%, 2/25/50(l)§	167,464	170,505

Total Collateralized Mortgage Obligations		10,771,377

Commercial Mortgage-Backed Security (0.0%)
Commercial Mortgage Trust,
Series 2006-GG7 AJ
5.655%, 7/10/38(l)	55,421	49,879

Total Commercial Mortgage-Backed Security		49,879

Corporate Bonds (48.0%)
Communication Services (6.1%)
Diversified Telecommunication Services (1.3%)
Altice France Holding SA
6.000%, 2/15/28§	200,000	190,500
AT&T, Inc.
2.300%, 6/1/27	100,000	105,060
Bell Canada, Inc.
4.464%, 4/1/48	50,000	61,899
CCO Holdings LLC
5.375%, 5/1/25§	172,000	177,074
4.500%, 8/15/30§	100,000	104,755
Telefonica Emisiones SA
4.103%, 3/8/27	150,000	170,528
Verizon Communications, Inc.
5.150%, 9/15/23	383,000	433,521
Virgin Media Secured Finance plc
4.500%, 8/15/30§	200,000	204,938

		1,448,275

Entertainment (0.7%)
AMC Entertainment Holdings, Inc.
10.500%, 4/24/26§	8,000	5,760
12.000%, 6/15/26 PIK§	73,000	18,292
Live Nation Entertainment, Inc.
4.750%, 10/15/27§	200,000	187,000
Netflix, Inc.
5.875%, 2/15/25	300,000	337,869
Walt Disney Co. (The)
2.200%, 1/13/28	200,000	210,222

		759,143

Interactive Media & Services (0.4%)
Tencent Holdings Ltd.
2.390%, 6/3/30§	400,000	407,644

Media (2.7%)
Altice Financing SA
7.500%, 5/15/26§	300,000	317,559
Charter Communications Operating LLC
2.800%, 4/1/31	500,000	517,635
Clear Channel International BV
6.625%, 8/1/25§	100,000	102,280
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	85,000	82,293
5.125%, 8/15/27§	100,000	95,775
CSC Holdings LLC
5.500%, 5/15/26§	422,000	438,880
Diamond Sports Group LLC
5.375%, 8/15/26§	200,000	141,500
6.625%, 8/15/27(x)§	100,000	51,812
DISH DBS Corp.
6.750%, 6/1/21	95,000	97,375
5.875%, 7/15/22	57,000	59,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 11/15/24	$130,000	$133,169
7.375%, 7/1/28§	100,000	103,000
Fox Corp.
3.500%, 4/8/30	100,000	112,953
iHeartCommunications, Inc.
6.375%, 5/1/26	11,382	11,836
8.375%, 5/1/27	20,630	20,295
Nexstar Broadcasting, Inc.
4.750%, 11/1/28§	300,000	304,185
Sinclair Television Group, Inc.
5.500%, 3/1/30§	100,000	92,375
Univision Communications, Inc.
5.125%, 2/15/25§	379,000	356,734

		3,038,793

Wireless Telecommunication Services (1.0%)
Hughes Satellite Systems Corp.
6.625%, 8/1/26	200,000	216,440
Sprint Communications, Inc.
6.000%, 11/15/22	95,000	102,363
Sprint Corp.
7.875%, 9/15/23	95,000	109,131
T-Mobile USA, Inc.
3.875%, 4/15/30§	400,000	452,848
3.300%, 2/15/51§	200,000	197,770

		1,078,552

Total Communication Services		6,732,407

Consumer Discretionary (4.3%)
Auto Components (0.6%)
Allison Transmission, Inc.
5.875%, 6/1/29§	200,000	215,846
Dana, Inc.
5.625%, 6/15/28	200,000	206,280
Goodyear Tire & Rubber Co. (The)
4.875%, 3/15/27	200,000	187,500

		609,626

Distributors (0.2%)
Resideo Funding, Inc.
6.125%, 11/1/26§	200,000	197,000

Hotels, Restaurants & Leisure (1.6%)
1011778 BC ULC
4.250%, 5/15/24§	172,000	175,010
5.000%, 10/15/25§	230,000	235,463
4.000%, 10/15/30§	300,000	302,313
Caesars Entertainment, Inc.
6.250%, 7/1/25§	200,000	208,646
Golden Nugget, Inc.
6.750%, 10/15/24§	268,000	223,780
International Game Technology plc
5.250%, 1/15/29§	200,000	202,000
KFC Holding Co.
5.250%, 6/1/26§	249,000	258,723
Wynn Las Vegas LLC
5.500%, 3/1/25§	230,000	216,775

		1,822,710

Household Durables (0.9%)
KB Home
7.000%, 12/15/21	230,000	240,637
Mohawk Industries, Inc.
3.625%, 5/15/30	400,000	436,214
Williams Scotsman International, Inc.
4.625%, 8/15/28§	300,000	300,837

		977,688

Internet & Direct Marketing Retail (0.3%)
JD.com, Inc.
3.375%, 1/14/30	300,000	324,388

Multiline Retail (0.1%)
Dollar Tree, Inc.
4.200%, 5/15/28	100,000	117,572
K2016470219 South Africa Ltd.
3.000%, 12/31/22 PIK§	231,377	—

		117,572

Specialty Retail (0.3%)
AutoNation, Inc.
4.750%, 6/1/30	50,000	59,025
L Brands, Inc.
5.250%, 2/1/28	100,000	96,750
6.625%, 10/1/30§	100,000	102,000
Lithia Motors, Inc.
4.375%, 1/15/31§	100,000	100,000
Party City Holdings, Inc.
(ICE LIBOR USD 6 Month + 5.00%, 5.75% Floor), 5.750%, 7/15/25(k)§	25,029	18,678

		376,453

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.
4.875%, 5/15/26§	318,000	338,670

Total Consumer Discretionary		4,764,107

Consumer Staples (2.3%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 6/1/30	500,000	569,175

Food & Staples Retailing (0.4%)
Cencosud SA
4.375%, 7/17/27§	400,000	435,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Kroger Co. (The)
4.450%, 2/1/47		$50,000	$61,455

			496,975

Food Products (0.7%)
Kraft Heinz Foods Co.
3.875%, 5/15/27§		300,000	317,340
MHP Lux SA
6.950%, 4/3/26§		200,000	200,875
Post Holdings, Inc.
4.625%, 4/15/30§		200,000	205,750

			723,965

Household Products (0.5%)
Energizer Holdings, Inc.
4.375%, 3/31/29(x)§		200,000	201,410
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§		200,000	204,500
Spectrum Brands, Inc.
5.500%, 7/15/30§		100,000	105,500

			511,410

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		150,000	163,341
BAT Capital Corp.
4.540%, 8/15/47		50,000	53,205

			216,546

Total Consumer Staples			2,518,071

Energy (4.6%)
Energy Equipment & Services (0.2%)
Baker Hughes a GE Co. LLC
4.486%, 5/1/30		50,000	56,788
Nabors Industries Ltd.
7.250%, 1/15/26§		200,000	99,500
Weatherford International Ltd.
11.000%, 12/1/24§		97,000	58,685

			214,973

Oil, Gas & Consumable Fuels (4.4%)
Aker BP ASA
4.750%, 6/15/24§		200,000	205,250
4.000%, 1/15/31§		150,000	146,968
Apache Corp.
4.625%, 11/15/25		200,000	190,374
Canadian Natural Resources Ltd.
2.950%, 7/15/30		100,000	100,694
Cenovus Energy, Inc.
5.375%, 7/15/25		200,000	192,750
Cheniere Energy Partners LP
5.250%, 10/1/25		230,000	234,600
Cheniere Energy, Inc.
4.625%, 10/15/28§		100,000	102,479
CNX Resources Corp.
5.875%, 4/15/22(x)		139,000	139,000
Comstock Resources, Inc.
9.750%, 8/15/26		200,000	202,124
Ecopetrol SA
4.125%, 1/16/25		200,000	210,125
Energy Transfer Operating LP
5.200%, 2/1/22		191,000	197,802
EnLink Midstream LLC
5.375%, 6/1/29		200,000	162,000
EnQuest plc
7.000%, 4/15/22 PIK(m)		146,970	74,534
Enterprise Products Operating LLC
4.800%, 2/1/49		50,000	56,539
EOG Resources, Inc.
4.375%, 4/15/30		50,000	58,935
Exxon Mobil Corp.
2.610%, 10/15/30		100,000	107,731
Martin Midstream Partners LP
10.000%, 2/29/24§		72,740	74,922
11.500%, 2/28/25(x)§		330,330	298,949
MPLX LP
2.650%, 8/15/30		500,000	487,397
Occidental Petroleum Corp.
8.875%, 7/15/30		100,000	102,500
6.450%, 9/15/36		100,000	85,125
Rattler Midstream LP
5.625%, 7/15/25§		200,000	201,000
Sabine Pass Liquefaction LLC
4.500%, 5/15/30§		400,000	448,521
Sunoco LP
4.875%, 1/15/23		115,000	114,137
6.000%, 4/15/27		100,000	102,000
Williams Cos., Inc. (The)
3.500%, 11/15/30		500,000	543,238

			4,839,694

Total Energy			5,054,667

Financials (8.9%)
Banks (4.6%)
Akbank T.A.S.
5.125%, 3/31/25§		400,000	370,000
Bank of America Corp.
3.248%, 10/21/27		153,000	169,243
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(m)	EUR	500,000	529,984
BDO Unibank, Inc.
2.950%, 3/6/23(m)		$200,000	206,438
BNP Paribas SA
(SOFR + 2.07%), 2.219%, 6/9/26(k)§		200,000	206,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
China Construction Bank Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.250%, 2/27/29(k)(m)	$200,000	$213,687
Citigroup, Inc.
3.300%, 4/27/25	57,000	62,507
3.400%, 5/1/26	194,000	214,966
Comerica, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.29%), 5.625%, 7/1/25(k)(y)	100,000	106,500
Fifth Third Bancorp
2.550%, 5/5/27	100,000	107,439
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31(k)	300,000	309,313
(SOFR + 1.95%), 2.357%, 8/18/31(k)	200,000	197,515
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	250,000	276,562
JPMorgan Chase & Co.
3.375%, 5/1/23	191,000	203,279
3.875%, 9/10/24	191,000	211,574
3.200%, 6/15/26	287,000	318,050
(SOFR + 2.04%), 2.522%, 4/22/31(k)	300,000	317,621
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)	200,000	217,604
SVB Financial Group
3.125%, 6/5/30	100,000	111,252
Wells Fargo & Co.
3.000%, 4/22/26	479,000	521,114
(SOFR + 2.00%), 2.188%, 4/30/26(k)	200,000	208,161

		5,078,934

Capital Markets (2.0%)
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25	375,000	410,109
3.750%, 2/25/26	287,000	321,781
Israel Electric Corp. Ltd.
4.250%, 8/14/28(m)	300,000	341,344
Morgan Stanley
3.875%, 1/27/26	605,000	684,406
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	191,000	213,956
MSCI, Inc.
4.000%, 11/15/29§	200,000	209,250
Sanchez Energy Corp.
6.125%, 1/15/23(h)	57,000	285

		2,181,131

Consumer Finance (0.5%)
Capital One Financial Corp.
3.200%, 2/5/25	183,000	197,372
FirstCash, Inc.
4.625%, 9/1/28§	100,000	101,750
OneMain Finance Corp.
6.625%, 1/15/28	100,000	110,980
5.375%, 11/15/29	100,000	103,938

		514,040

Diversified Financial Services (0.3%)
MPH Acquisition Holdings LLC
7.125%, 6/1/24§	322,000	330,807

Insurance (1.1%)
Aflac, Inc.
3.600%, 4/1/30	400,000	467,891
Arch Capital Group Ltd.
3.635%, 6/30/50	300,000	323,449
Five Corners Funding Trust II
2.850%, 5/15/30§	300,000	322,047
Willis North America, Inc.
2.950%, 9/15/29	100,000	107,288

		1,220,675

Thrifts & Mortgage Finance (0.4%)
MGIC Investment Corp.
5.250%, 8/15/28	200,000	206,000
PennyMac Financial Services, Inc.
5.375%, 10/15/25§	200,000	202,000
Quicken Loans LLC
3.875%, 3/1/31§	100,000	98,750

		506,750

Total Financials		9,832,337

Health Care (3.8%)
Biotechnology (0.6%)
AbbVie, Inc.
2.950%, 11/21/26§	200,000	216,902
3.200%, 11/21/29§	300,000	329,184
Biogen, Inc.
2.250%, 5/1/30	100,000	102,458

		648,544

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.750%, 11/30/36	200,000	267,039
Stryker Corp.
3.500%, 3/15/26	95,000	107,277

		374,316

Health Care Providers & Services (1.8%)
Anthem, Inc.
2.250%, 5/15/30	120,000	123,611
3.700%, 9/15/49	50,000	55,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Centene Corp.
4.750%, 5/15/22	$250,000	$253,125
5.375%, 6/1/26§	76,000	79,895
4.250%, 12/15/27	200,000	209,286
3.375%, 2/15/30	200,000	207,000
Cigna Corp.
4.900%, 12/15/48	50,000	64,543
Community Health Systems, Inc.
6.875%, 2/1/22	66,000	57,420
6.250%, 3/31/23	95,000	92,862
6.625%, 2/15/25§	100,000	96,750
CVS Health Corp.
4.300%, 3/25/28	100,000	116,622
HCA, Inc.
5.375%, 9/1/26	287,000	316,418
Orlando Health Obligated Group
3.777%, 10/1/28	75,000	84,769
Quest Diagnostics, Inc.
2.800%, 6/30/31	50,000	54,116
Tenet Healthcare Corp.
8.125%, 4/1/22	191,000	212,373

		2,024,475

Pharmaceuticals (1.1%)
Bausch Health Americas, Inc.
8.500%, 1/31/27§	191,000	209,861
Bausch Health Cos., Inc.
6.125%, 4/15/25§	157,000	160,729
Bayer US Finance II LLC
4.375%, 12/15/28§	211,000	247,468
Endo Dac
9.500%, 7/31/27§	148,000	153,920
6.000%, 6/30/28§	226,000	166,392
Par Pharmaceutical, Inc.
7.500%, 4/1/27§	55,000	57,491
Perrigo Finance Unlimited Co.
3.150%, 6/15/30	100,000	103,079
Royalty Pharma plc
3.300%, 9/2/40§	100,000	99,061

		1,198,001

Total Health Care		4,245,336

Industrials (5.4%)
Aerospace & Defense (0.3%)
TransDigm, Inc.
6.250%, 3/15/26§	300,000	312,540

Air Freight & Logistics (0.0%)
FedEx Corp.
4.050%, 2/15/48	50,000	56,982

Airlines (0.3%)
Delta Air Lines, Inc.
4.500%, 10/20/25§	300,000	306,465

Building Products (0.6%)
Carrier Global Corp.
2.722%, 2/15/30§	400,000	416,998
Cornerstone Building Brands, Inc.
8.000%, 4/15/26§	200,000	209,500

		626,498

Commercial Services & Supplies (0.2%)
Prime Security Services Borrower LLC
3.375%, 8/31/27§	150,000	143,897
RELX Capital, Inc.
3.000%, 5/22/30	50,000	54,903

		198,800

Construction & Engineering (0.1%)
Rutas 2 and 7 Finance Ltd.
(Zero Coupon), 9/30/36§	200,000	140,500

Electrical Equipment (0.1%)
Emerson Electric Co.
2.750%, 10/15/50	100,000	102,860

Machinery (0.9%)
CNH Industrial NV
3.850%, 11/15/27	134,000	145,218
Navistar International Corp.
6.625%, 11/1/25§	300,000	306,375
Vertical US Newco, Inc.
5.250%, 7/15/27§	400,000	414,956
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	100,000	105,526

		972,075

Marine (0.4%)
ICTSI Treasury BV
4.625%, 1/16/23(m)	400,000	416,720

Professional Services (0.2%)
IHS Markit Ltd.
4.000%, 3/1/26§	230,000	257,312

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC
4.150%, 4/1/45	100,000	123,574
DAE Funding LLC
4.500%, 8/1/22§	76,000	75,145
5.000%, 8/1/24§	306,000	308,326
Kazakhstan Temir Zholy Finance BV
6.950%, 7/10/42§	500,000	670,156
Russian Railways
5.700%, 4/5/22(m)	400,000	423,750

		1,600,951

Trading Companies & Distributors (0.9%)
Aircastle Ltd.
4.125%, 5/1/24	383,000	377,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Beacon Roofing Supply, Inc.
4.875%, 11/1/25§	$306,000	$299,115
Herc Holdings, Inc.
5.500%, 7/15/27§	200,000	206,173
WESCO Distribution, Inc.
7.125%, 6/15/25§	100,000	108,603

		991,277

Total Industrials		5,982,980

Information Technology (1.8%)
Communications Equipment (0.3%)
CommScope Technologies LLC
5.000%, 3/15/27§	326,000	312,960

Electronic Equipment, Instruments & Components (0.6%)
Flex Ltd.
3.750%, 2/1/26	300,000	327,666
4.875%, 5/12/30	200,000	227,187
FLIR Systems, Inc.
2.500%, 8/1/30	100,000	102,228

		657,081

IT Services (0.5%)
Fiserv, Inc.
2.650%, 6/1/30	200,000	214,376
Gartner, Inc.
4.500%, 7/1/28§	200,000	209,750
Presidio Holdings, Inc.
4.875%, 2/1/27§	200,000	202,000

		626,126

Semiconductors & Semiconductor Equipment (0.3%)
ON Semiconductor Corp.
3.875%, 9/1/28§	300,000	303,660

Software (0.1%)
Blackboard, Inc.
10.375%, 11/15/24§	100,000	100,000

Total Information Technology		1,999,827

Materials (5.4%)
Chemicals (2.3%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	196,688
Anagram International, Inc.
10.000%, 8/15/26 PIK§	13,529	11,323
Braskem Netherlands Finance BV
4.500%, 1/31/30§	500,000	465,228
CNAC HK Finbridge Co. Ltd.
4.875%, 3/14/25(m)	200,000	220,875
Element Solutions, Inc.
3.875%, 9/1/28§	200,000	196,000
Gates Global LLC
6.250%, 1/15/26§	100,000	102,875
LYB International Finance BV
4.000%, 7/15/23	200,000	216,765
Olin Corp.
5.125%, 9/15/27	300,000	297,000
SABIC Capital II BV
4.500%, 10/10/28§	200,000	233,125
Syngenta Finance NV
4.892%, 4/24/25§	200,000	216,926
TPC Group, Inc.
10.500%, 8/1/24§	200,000	168,000
Westlake Chemical Corp.
3.375%, 6/15/30	100,000	106,115
Yara International ASA
3.148%, 6/4/30§	100,000	106,123

		2,537,043

Construction Materials (0.2%)
Cemex SAB de CV
5.700%, 1/11/25§	287,000	292,333

Containers & Packaging (1.8%)
Bemis Co., Inc.
2.630%, 6/19/30	50,000	52,993
CCL Industries, Inc.
3.050%, 6/1/30§	200,000	213,357
Crown Americas LLC
4.750%, 2/1/26	334,000	346,525
Mauser Packaging Solutions Holding Co.
7.250%, 4/15/25§	372,000	349,215
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	134,000	140,700
Reynolds Group Issuer, Inc.
5.125%, 7/15/23§	134,000	135,059
7.000%, 7/15/24§	77,000	78,309
4.000%, 10/15/27§	100,000	100,500
Sealed Air Corp.
4.875%, 12/1/22§	115,000	119,888
5.125%, 12/1/24§	191,000	206,041
5.500%, 9/15/25§	76,000	84,360
WRKCo, Inc.
3.000%, 6/15/33	120,000	130,363

		1,957,310

Metals & Mining (1.0%)
CSN Islands XI Corp.
6.750%, 1/28/28§	200,000	193,420
FMG Resources August 2006 Pty. Ltd.
5.125%, 3/15/23§	76,000	79,258
5.125%, 5/15/24§	253,000	267,548
Glencore Funding LLC
4.125%, 5/30/23§	115,000	122,959
Novelis Corp.
5.875%, 9/30/26§	341,000	349,525

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
SunCoke Energy Partners LP
7.500%, 6/15/25§		$100,000	$89,750

			1,102,460

Paper & Forest Products (0.1%)
Suzano Austria GmbH
3.750%, 1/15/31		100,000	99,900

Total Materials			5,989,046

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
AvalonBay Communities, Inc. (REIT)
2.450%, 1/15/31		100,000	106,921
MPT Operating Partnership LP (REIT)
5.250%, 8/1/26		53,000	54,855
5.000%, 10/15/27		211,000	219,704
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		200,000	199,500
SBA Communications Corp. (REIT)
3.875%, 2/15/27§		200,000	202,875
VICI Properties LP (REIT)
3.750%, 2/15/27§		500,000	490,865

			1,274,720

Real Estate Management & Development (0.6%)
China Overseas Finance Cayman VI Ltd.
5.950%, 5/8/24(m)		200,000	229,125
Five Point Operating Co. LP
7.875%, 11/15/25§		200,000	199,900
Howard Hughes Corp. (The)
5.375%, 8/1/28§		200,000	199,648

			628,673

Total Real Estate			1,903,393

Utilities (3.7%)
Electric Utilities (2.2%)
Electricite de France SA
(USD Swap Semi 10 Year + 3.71%), 5.250%, 1/29/23(k)(y)§		575,000	598,676
Exelon Corp.
4.050%, 4/15/30		400,000	466,547
Southern Co. (The)
3.250%, 7/1/26		390,000	433,579
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27§		449,000	499,793
Three Gorges Finance I Cayman Islands Ltd.
3.150%, 6/2/26§		249,000	270,529
TNB Global Ventures Capital Bhd.
3.244%, 10/19/26(m)		200,000	214,937

			2,484,061

Independent Power and Renewable Electricity Producers (1.2%)
Calpine Corp.
5.125%, 3/15/28§		100,000	103,500
5.000%, 2/1/31§		200,000	203,206
Clearway Energy Operating LLC
5.750%, 10/15/25		268,000	282,070
Colbun SA
3.950%, 10/11/27§		200,000	225,000
3.150%, 3/6/30§		200,000	215,375
Talen Energy Supply LLC
7.250%, 5/15/27§		300,000	298,500

			1,327,651

Multi-Utilities (0.3%)
Dominion Energy, Inc.
Series C
3.375%, 4/1/30		300,000	338,038

Total Utilities			4,149,750

Total Corporate Bonds			53,171,921

Foreign Government Securities (9.7%)
Argentine Republic
1.000%, 7/9/29		20,596	9,340
0.125%, 7/9/30(e)		171,252	71,070
0.125%, 7/9/35(e)		313,747	117,184
Dominican Republic Government Bond
8.900%, 2/15/23§	DOP	15,100,000	257,937
Export-Import Bank of India
3.875%, 2/1/28§		$545,000	569,214
Gabonese Republic
6.625%, 2/6/31(x)§		400,000	356,375
Mex Bonos Desarr Fix Rt
6.500%, 6/10/21	MXN	6,900,000	316,541
Notas del Tesoro
3.750%, 4/17/26§		$100,000	107,063
Oriental Republic of Uruguay
3.700%, 6/26/37 TIPS	UYU	20,979,930	549,857
Republic of Angola
7.625%, 6/29/27§		$400,000	389,875
8.250%, 5/9/28§		800,000	634,500
6.200%, 2/28/30§		300,000	279,656
Republic of Colombia
3.875%, 4/25/27		200,000	216,000
9.850%, 6/28/27	COP	1,255,000,000	423,740
4.500%, 3/15/29		$200,000	224,063
5.000%, 6/15/45		500,000	583,437
Republic of Indonesia
4.350%, 1/8/27§		700,000	801,719
3.850%, 7/18/27§		200,000	225,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Iraq
5.800%, 1/15/28§		$656,250	$582,832
Republic of Kazakhstan
4.875%, 10/14/44§		500,000	652,969
Republic of Peru
6.550%, 3/14/37		200,000	302,562
Republic of South Africa
7.000%, 2/28/31	ZAR	8,700,000	422,198
Russian Federation
4.875%, 9/16/23§		$600,000	659,438
Ukraine Government Bond
7.375%, 9/25/32§		500,000	469,688
0.000%, 5/31/40§		174,000	157,361
United Mexican States
4.150%, 3/28/27		1,000,000	1,111,500
3.750%, 1/11/28		200,000	215,125

Total Foreign Government Securities			10,706,369

Loan Participations (6.9%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Aventiv Technologies LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.50%), 5.500%, 11/1/24(k)		467,122	383,040
Radiate HoldCo LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 4.250%, 9/25/26(k)		10,133	9,941
Zayo Group Holdings, Inc., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 3.147%, 3/9/27(k)		129,674	125,560

			518,541

Media (1.0%)
Banijay Entertainment SAS, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.907%, 3/1/25(k)		102,415	100,110
Clear Channel Outdoor Holdings, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 3.761%, 8/21/26(k)		59,849	54,420
CSC Holdings LLC, Refinancing Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 2.402%, 7/17/25(k)		118,338	114,255
Diamond Sports Group LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.400%, 8/24/26(k)		84,480	65,050
Gray Television, Inc., Term Loan C
(ICE LIBOR USD 1 Month + 2.50%), 2.655%, 1/2/26(k)		77,375	75,870
Nexstar Broadcasting, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 2.25%), 2.395%, 1/17/24(k)		198,009	192,316
Sinclair Television Group, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.400%, 1/3/24(k)		391,858	380,428
Vertical Midco GmbH., Term Loan
(ICE LIBOR USD 6 Month + 4.25%), 4.570%, 6/30/27(k)		94,725	93,863
Virgin Media Bristol LLC, Term Loan Q
(ICE LIBOR USD 3 Month + 3.25%), 0.000%, 1/31/29(k)		6,084	5,976

			1,082,288

Total Communication Services			1,600,829

Consumer Discretionary (1.4%)
Auto Components (0.3%)
Adient US LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.492%, 5/6/24(k)		217,250	214,651
Clarios Global LP, Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.647%, 4/30/26(k)		49,624	48,321
First Brands Group LLC, 1st Lien Term Loan B3
(ICE LIBOR USD 2 Month + 7.50%), 8.500%, 2/2/24(k)		59,618	58,053

			321,025

Automobiles (0.2%)
Thor Industries, Inc., Initial USD Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.938%, 2/1/26(k)		196,038	194,322

Diversified consumer services (0.0%)
LegalZoom.com, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 4.647%, 11/21/24(k)		49,621	48,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.5%)
24 Hour Fitness Worldwide, Inc. DIP New Money Term Loan
(ICE LIBOR USD 3 Month + 10.00%), 11.000%, 6/17/21(k)	$110,044	$92,437
24 Hour Fitness Worldwide, Inc. DIP Roll-Up Term Loan
(ICE LIBOR USD 3 Month + 10.00%), 11.000%, 6/17/21(k)	100,878	84,737
24 Hour Fitness Worldwide, Inc. Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.647%, 5/30/25(k)	268,483	15,773
Boyd Gaming Corp., Term Loan B
(1 Week LIBOR + 2.25%), 2.356%, 9/15/23(k)	249,056	241,709
Caesars Resort Collection LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 2.897%, 12/23/24(k) .	98,981	92,492
Caesars Resort Collection LLC, Term Loan B1
(ICE LIBOR USD 3 Month + 4.50%), 4.772%, 7/21/25(k)	5,222	5,045

		532,193

Household Durables (0.0%)
Milano Acquisition Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.00%), 4.750%, 8/17/27(k)	57,516	56,797

Internet & Direct Marketing Retail (0.1%)
Go Daddy Operating Company LLC, Term Loan B2
(ICE LIBOR USD 1 Month + 1.75%), 1.897%, 2/15/24(k)	58,731	57,336

Media (0.1%)
Univision Communications, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.750%, 3/15/26(k)	59,604	57,875

Specialty Retail (0.1%)
Harbor Freight Tools USA, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 3.250%, 8/18/23(k)	49,617	48,862
NASCAR Holdings LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.895%, 10/19/26(k) .	64,623	63,153
Staples, Inc., New Term Loan B1
(ICE LIBOR USD 3 Month + 5.00%), 5.251%, 4/16/26(k)	24,206	22,279

		134,294

Textiles, Apparel & Luxury Goods (0.1%)
Bass Pro Group LLC, Initial Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.750%, 9/25/24(k)	79,082	78,321
Champ Acquisition Corp., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 5.720%, 12/19/25(k) .	29,237	27,154

		105,475

Total Consumer Discretionary		1,508,194

Consumer Staples (0.3%)
Food Products (0.2%)
JBS USA Lux SA, Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.147%, 5/1/26(k)	154,794	150,779

Household products (0.0%)
Knowlton Development Corp., Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.897%, 12/22/25(k) .	22,699	22,245

Personal Products (0.1%)
Coty Inc., Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.409%, 4/7/25(k)	119,389	106,256

Total Consumer Staples		279,280

Energy (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Illuminate Buyer LLC, Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.308%, 6/30/27(k)	32,588	32,289
Oxbow Carbon LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 3.897%, 1/4/23(k)	170,231	166,826

		199,115

Total Energy		199,115

Financials (0.4%)
Capital Markets (0.2%)
First Eagle Holdings, Inc., Refinancing Term Loan
(ICE LIBOR USD 3 Month + 2.50%), 2.720%, 2/1/27(k)	79,799	79,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Russell Investments US Institutional Holdco, Inc., Initial Term Loan
(ICE LIBOR USD 6 Month + 2.75%), 3.750%, 6/1/23(k)	$123,981	$122,973

		202,897

Diversified Financial Services (0.0%)
Jefferies Finance LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 4.500%, 9/30/27(k)	16,029	15,869
Verscend Holding Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 4.647%, 8/27/25(k)	19,848	19,658

		35,527

Insurance (0.2%)
Alliant Holdings Intermediate LLC, Initial Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.897%, 5/9/25(k)	116,129	112,500
AssuredPartners, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.647%, 2/12/27(k)	99,499	96,465

		208,965

Thrifts & Mortgage Finance (0.0%)
Cushman & Wakefield US Borrower LLC, Replacement Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 2.897%, 8/21/25(k)	49,750	47,822

Total Financials		495,211

Health Care (0.4%)
Health Care Providers & Services (0.1%)
eResearchTechnology, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 5.500%, 2/4/27(k)	18,136	18,051
Pathway Vet Alliance LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.147%, 3/31/27(k)	79,027	77,693
Phoenix Guarantor Inc., 1st Lien Term Loan B1
(ICE LIBOR USD 1 Month + 3.25%), 3.401%, 3/5/26(k)	49,625	48,302

		144,046

Pharmaceuticals (0.3%)
Grifols Worldwide Operations Ltd., Dollar Term Loan B
(1 Week LIBOR + 2.00%), 2.100%, 11/15/27(k)	140,319	137,272
Horizon Therapeutics USA, Inc., Refinancing Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.188%, 5/22/26(k)	191,632	189,476

		326,748

Total Health Care		470,794

Industrials (1.2%)
Aerospace & Defense (0.1%)
Dynasty Acquisition Co., Inc., Term Loan B1
(ICE LIBOR USD 3 Month + 3.50%), 3.720%, 4/6/26(k)	52,456	46,142
Dynasty Acquisition Co., Inc., Term Loan B2
(ICE LIBOR USD 3 Month + 3.50%), 3.720%, 4/6/26(k)	28,202	24,808

		70,950

Airlines (0.2%)
Allegiant Travel Co., Replacement Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 3.254%, 2/5/24(k)	140,309	129,318
JetBlue Airways Corp., Term Loan
(ICE LIBOR USD 3 Month + 5.25%), 6.250%, 6/17/24(k)	20,059	19,889
SkyMiles IP Ltd., Initial Term Loan
(ICE LIBOR USD 6 Month + 3.75%), 4.750%, 10/20/27(k) .	27,591	27,798

		177,005

Commercial Services & Supplies (0.1%)
Pitney Bowes, Inc. Term Loan B
(ICE LIBOR USD 1 Month + 5.50%), 5.650%, 1/7/25(k)	97,500	94,575
Prime Security Services Borrower LLC, 1st Lien Term Loan B1
(ICE LIBOR USD 3 Month + 3.25%), 4.250%, 9/23/26(k)	61,875	61,223

		155,798

Construction & Engineering (0.1%)
Kestrel Bidco, Inc., Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 4.000%, 12/11/26(k) .	49,625	42,848
Ventia Midco Pty. Ltd., Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.000%, 5/21/26(k)	89,014	87,901

		130,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.5%)
Altra Industrial Motion Corp., Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 2.147%, 10/1/25(k)	$77,203	$75,176
Harsco Corp., Term Loan B2
(ICE LIBOR USD 1 Month + 2.25%), 3.250%, 12/6/24(k)	128,792	127,558
Navistar, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 3.660%, 11/6/24(k)	369,318	365,625

		568,359

Road & Rail (0.2%)
Avis Budget Car Rental, LLC, Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 2.400%, 8/6/27(k)	154,876	136,485
Kenan Advantage Group Holdings Corp., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.000%, 7/29/22(k)	119,372	114,672

		251,157

Total Industrials		1,354,018

Information Technology (1.3%)
Communications Equipment (0.4%)
Commscope, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 3.397%, 4/6/26(k)	99,248	96,498
Global Tel*Link Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.406%, 11/29/25(k) .	368,438	318,146

		414,644

IT Services (0.1%)
LogMeIn, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 4.910%, 8/31/27(k)	65,732	63,405
Perforce Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.897%, 7/1/26(k)	26,959	26,150

		89,555

Semiconductors & Semiconductor Equipment (0.1%)
ON Semiconductor Corp., Term Loan B4
(ICE LIBOR USD 1 Month + 2.00%), 2.147%, 9/19/26(k)	111,905	110,058

Software (0.7%)
athenahealth, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.50%), 4.750%, 2/11/26(k)	79,596	78,336
Blackboard, Inc. 1st Lien Term Loan B5
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 6/30/24(k)	89,986	86,696
Ceridian HCM Holding, Inc., Initial Term Loan
(1 Week LIBOR + 2.50%), 2.600%, 4/30/25(k)	99,746	96,254
Epicor Software Corp. Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 5.250%, 7/30/27(k)	7,172	7,129
Hyland Software, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 4.000%, 7/1/24(k)	14,924	14,826
Mitchell International, Inc,. 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 4.750%, 11/29/24(k)	100,000	97,500
Navicure, Inc. 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 4.147%, 10/22/26(k)	49,750	48,600
Playtika Holding Corp., Term Loan B
(ICE LIBOR USD 3 Month + 6.00%), 7.000%, 12/10/24(k)	19,250	19,257
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 4.511%, 5/16/25(k)	100,000	97,667
Surf Holdings Sarl, 1st Lien Dollar Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.750%, 3/5/27(k)	95,850	93,471
TIBCO Software, Inc., Term Loan B3
(ICE LIBOR USD 1 Month + 3.75%), 3.900%, 6/30/26(k)	99,750	97,007
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 4.750%, 5/4/26(k)	21,014	20,925

		757,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.0%)
Cardtronics USA, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.000%, 6/29/27(k)	$68,927	$68,689

Total Information Technology		1,440,614

Materials (0.3%)
Chemicals (0.1%)
Cyanco Intermediate 2 Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 3.647%, 3/16/25(k)	51,936	51,287

Containers & Packaging (0.2%)
Berry Global, Inc., Term Loan Y
(ICE LIBOR USD 1 Month + 2.00%), 2.156%, 7/1/26(k)	148,869	144,134
BWAY Holding Co., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 3.523%, 4/3/24(k)	109,511	103,169

		247,303

Total Materials		298,590

Total Loan Participations		7,646,645

Mortgage-Backed Securities (7.2%)
FNMA UMBS
2.500%, 6/1/27	30,443	31,811
4.500%, 5/1/48	571,315	631,818
3.500%, 6/1/48	146,890	155,163
3.000%, 9/1/48	279,127	293,173
3.000%, 11/1/48	687,887	721,429
3.000%, 9/1/50	278,841	293,331
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 10/25/35 TBA	490,000	509,370
2.500%, 10/25/35 TBA	499,000	521,143
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 10/25/50 TBA	1,161,000	1,218,052
3.000%, 10/25/50 TBA	2,035,000	2,131,663
GNMA
3.500%, 6/20/50	1,416,489	1,503,294

Total Mortgage-Backed Securities		8,010,247

Municipal Bonds (3.3%)
Broward County, Florida Airport System Revenue Refunding Bonds, Series 2019C
3.477%, 10/1/43	100,000	101,892
California Health Facilities Financing Authourity Revenue Bonds, Series 2019
2.934%, 6/1/32	90,000	96,208
2.984%, 6/1/33	75,000	79,723
3.034%, 6/1/34	55,000	58,189
City & County of Honolulu Wastewater System, Revenue Bonds, Series 2019B
2.585%, 7/1/28	35,000	37,671
City & County of San Francisco Water Revenue Bonds, Series 2019
3.473%, 11/1/43	60,000	65,044
City of Austin, Electricity Utility System Revenue Bonds, Series 2008, AGC
6.262%, 11/15/32	175,000	226,991
City of San Jose Redevelopment Agency Senior Taxable Tax Allocation Refunding Bonds, Series A-T 2017
3.250%, 8/1/29	100,000	112,310
Foothill Eastern Transportation Corridor Agency Toll Road Refunding Revenue Bonds, Series 2019A
4.094%, 1/15/49	40,000	42,470
Gilroy Unified School District General Obligation Refunding Bonds, Series 2019
3.364%, 8/1/47	195,000	204,656
Greenville City School District County Darke, Ohio School Improvement Refunding Bonds, Series 2019
3.541%, 1/1/51	215,000	218,773
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B
3.395%, 10/15/40	85,000	91,417
Metro Wastewater Reclamation District, Colorado Federally Taxable Sewer Refunding Bonds, Series 2019B
3.158%, 4/1/41	145,000	154,496
Metropolitan St. Louis Sewer District Taxable Wastewater System Refunding Revenue Bonds, Series 2019C
3.259%, 5/1/45	415,000	450,126

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Transportation Trust Fund Authority Transportation System Bonds, Series 2019B
4.131%, 6/15/42	$105,000	$100,071
New York State Urban Development Corporation State Sales Tax Revenue Bonds, Series 2019B
3.142%, 7/1/43	95,000	101,228
Salt Lake City, Utah Federally Taxable Sales and Excise Tax Revenue Refunding Bonds Series 2019B
3.102%, 4/1/38	80,000	86,482
San Bernardino Community College District Election of 2018 General Obligation Bonds, Series A-1
3.271%, 8/1/39	65,000	70,453
San Diego County Regional Transportation Commission Sales Tax Revenue Bonds, 2019 Series 2019A
3.248%, 4/1/48	70,000	74,638
State of Ohio Taxable Hospital Refunding Revenue Bonds, Series 2019G
3.276%, 1/1/42	60,000	66,586
State of Oregon Department of Transportation Highway Refunding Bonds, Series 2019B
3.168%, 11/15/38	115,000	125,763
State of Oregon General Obligation Bonds, Series 2020G
1.972%, 5/1/33	400,000	412,916
Texas State University System Revenue Financing System Refunding Bonds, Taxable Series 2019B
2.938%, 3/15/33	70,000	76,627
3.289%, 3/15/40	55,000	59,928
Texas Transportation Commission State of Texas Highway Improvement General Obligation Refunding Bonds, Series 2019
3.211%, 4/1/44	175,000	188,981
University of Pittsburgh - of The Commonwealth System of Higher Education Taxable University Refunding Bonds, Series 2017C
3.005%, 9/15/41	160,000	175,822
Utah Transit Authority Federally Taxable Sales Tax Revenue Refunding Bonds, Series 2019B
3.443%, 12/15/42	115,000	121,144

Total Municipal Bonds		3,600,605

Supranational (0.8%)
African Export-Import Bank (The)
3.994%, 9/21/29§	600,000	618,000
Banque Ouest Africaine de Developpement
5.000%, 7/27/27§	200,000	216,914

Total Supranational		834,914

U.S. Treasury Obligations (6.9%)
U.S. Treasury Bonds
1.125%, 8/15/40	500,000	491,636
1.375%, 8/15/50	450,000	441,614
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/24 TIPS	725,679	770,703
0.125%, 7/15/24 TIPS	2,110,599	2,231,153
0.375%, 7/15/25 TIPS	1,092,590	1,184,514
0.375%, 7/15/27 TIPS	688,480	764,672
U.S. Treasury Notes
2.750%, 2/15/24	191,000	207,549
0.250%, 6/30/25	1,100,000	1,099,552
1.500%, 2/15/30	400,000	431,756

Total U.S. Treasury Obligations		7,623,149

Total Long-Term Debt Securities (100.4%) (Cost $110,374,373)		111,219,337

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.0%)
Media (0.0%)
Clear Channel Outdoor Holdings, Inc.*	4,912	4,912
iHeartMedia, Inc.(r)*	33	228
iHeartMedia, Inc., Class A(x)*	1,980	16,077

		21,217

Total Communication Services		21,217

Energy (0.1%)
Energy Equipment & Services (0.0%)
Weatherford International plc*	3,258	6,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (0.1%)
Amplify Energy Corp.	97	$83
Birch Permian Holdings, Inc.(r)*	9,349	51,420
Riviera Resources, Inc.	1,571	2,749

		54,252

Total Energy		60,605

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., Class A	1,334	10,525

Total Materials		10,525

Total Common Stocks (0.1%) (Cost $321,092)		92,347

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Battalion Oil Corp., expiring 10/8/22(x)*	802	—

Total Energy		—

Materials (0.0%)
Paper & Forest Products (0.0%)
Verso Corp., expiring 7/25/23*	140	63

Total Materials		63

Total Warrants (0.0%) (Cost $1,015)		63

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.4%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $482,030, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $491,670. (xx)	$482,030	482,030

Total Short-Term Investment (0.4%) (Cost $482,030)		482,030

Total Investments in Securities (100.9%) (Cost $111,178,510)		111,793,777
Other Assets Less Liabilities (-0.9%)		(956,608)

Net Assets (100%)		$110,837,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $44,166,737 or 39.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $2,871,394 or 2.6% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $469,881. This was collateralized by cash of $482,030 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

DOP — Dominican Peso

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

PIK — Payment-in Kind Security

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

TRY — Turkish Lira

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Angola	0.6%
Argentina	0.2
Australia	0.5
Belarus	0.6
Belgium	0.5
Brazil	0.7
Canada	1.2
Cayman Islands	5.9
Chile	0.8
China	2.2
Colombia	1.5
Dominican Republic	0.2
France	0.7
Gabon	0.3
Germany	0.6
India	0.5
Indonesia	0.9
Iraq	0.5
Ireland	1.0
Israel	0.3
Kazakhstan	1.2
Luxembourg	0.5
Malaysia	0.2
Mexico	2.1
Norway	0.4
Panama	0.1
Peru	0.3
Philippines	0.6
Russia	1.0
Saudi Arabia	0.2
South Africa	0.4
Spain	0.2
Supranational	0.8
Switzerland	0.2
Tunisia	0.5
Turkey	0.3
Ukraine	0.7
United Arab Emirates	0.3
United Kingdom	1.1
United States	69.6
Uruguay	0.5
Cash and Other	(0.9)

100.0%

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	15	12/2020	AUD	1,605,039	19,722
Australia 3 Year Bond	31	12/2020	AUD	2,604,641	7,083
Canada 10 Year Bond	14	12/2020	CAD	1,596,140	(1,128)
U.S. Treasury 10 Year Ultra Note	4	12/2020	USD	639,687	26
U.S. Treasury Ultra Bond	3	12/2020	USD	665,437	(3,098)

					22,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	150,000	USD	112,307	JPMorgan Chase Bank	10/13/2020	348
JPY	338,100,000	USD	3,156,863	JPMorgan Chase Bank	10/26/2020	49,809
USD	481,123	JPY	50,500,000	JPMorgan Chase Bank	10/26/2020	2,162
USD	2,152,496	EUR	1,820,000	JPMorgan Chase Bank	12/14/2020	15,020

Total unrealized appreciation						67,339

TRY	1,450,000	USD	203,866	JPMorgan Chase Bank	10/13/2020	(16,487)
USD	626,163	CAD	850,000	JPMorgan Chase Bank	10/13/2020	(12,214)
MXN	2,000,000	USD	91,827	JPMorgan Chase Bank	10/19/2020	(1,563)
USD	1,191,207	AUD	1,700,000	JPMorgan Chase Bank	10/26/2020	(26,485)
USD	406,545	CAD	550,000	JPMorgan Chase Bank	10/26/2020	(6,540)
USD	646,683	JPY	69,000,000	JPMorgan Chase Bank	10/26/2020	(7,740)
USD	946,770	SGD	1,300,000	JPMorgan Chase Bank	11/12/2020	(5,620)
IDR	8,100,000,000	USD	541,661	JPMorgan Chase Bank**	11/27/2020	(160)
EUR	250,000	USD	296,371	JPMorgan Chase Bank	12/14/2020	(2,762)

Total unrealized depreciation						(79,571)

Net unrealized depreciation						(12,232)

**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 34-V9	5.00	Quarterly	6/20/2025	3.83	USD 600,000	29,763	(2,060)	27,703
CDX North American Emerging Markets Index Series 33-V2	1.00	Quarterly	6/20/2025	1.88	USD 1,050,000	(38,209)	(703)	(38,912)

Total Centrally Cleared Credit default swap contracts outstanding						(8,446)	(2,763)	(11,209)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$8,804,231	$—	$8,804,231
Collateralized Mortgage Obligations	—	10,771,377	—	10,771,377
Commercial Mortgage-Backed Security	—	49,879	—	49,879
Common Stocks
Communication Services	20,989	—	228	21,217
Energy	9,185	—	51,420	60,605
Materials	10,525	—	—	10,525
Corporate Bonds
Communication Services	—	6,732,407	—	6,732,407
Consumer Discretionary	—	4,764,107	—	4,764,107
Consumer Staples	—	2,518,071	—	2,518,071
Energy	—	5,054,667	—	5,054,667
Financials	—	9,832,337	—	9,832,337
Health Care	—	4,245,336	—	4,245,336
Industrials	—	5,982,980	—	5,982,980
Information Technology	—	1,999,827	—	1,999,827
Materials	—	5,989,046	—	5,989,046
Real Estate	—	1,903,393	—	1,903,393
Utilities	—	4,149,750	—	4,149,750
Foreign Government Securities	—	10,706,369	—	10,706,369
Forward Currency Contracts	—	67,339	—	67,339
Futures	26,831	—	—	26,831
Loan Participations
Communication Services	—	1,600,829	—	1,600,829
Consumer Discretionary	—	1,508,194	—	1,508,194
Consumer Staples	—	279,280	—	279,280
Energy	—	199,115	—	199,115
Financials	—	495,211	—	495,211
Health Care	—	470,794	—	470,794
Industrials	—	1,354,018	—	1,354,018
Information Technology	—	1,440,614	—	1,440,614
Materials	—	298,590	—	298,590
Mortgage-Backed Securities	—	8,010,247	—	8,010,247
Municipal Bonds	—	3,600,605	—	3,600,605
Short-Term Investment
Repurchase Agreement	—	482,030	—	482,030
Supranational	—	834,914	—	834,914
U.S. Treasury Obligations	—	7,623,149	—	7,623,149
Warrants
Energy	—	— (a)	—	— (a)
Materials	63	—	—	63

Total Assets	$67,593	$111,768,706	$51,648	$111,887,947

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(2,763)	$—	$(2,763)
Forward Currency Contracts	—	(79,571)	—	(79,571)
Futures	(4,226)	—	—	(4,226)

Total Liabilities	$(4,226)	$(82,334)	$—	$(86,560)

Total	$63,367	$111,686,372	$51,648	$111,801,387

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,078,451
Aggregate gross unrealized depreciation	(3,349,129)

Net unrealized appreciation	$729,322

Federal income tax cost of investments in securities and derivative instruments, if applicable	$111,063,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (2.2%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22		$50,000	$51,612
New South Wales Treasury Corp.
5.000%, 8/20/24	AUD	1,300,000	1,097,461
3.000%, 5/20/27(m)		1,900,000	1,557,494
Queensland Treasury Corp.
4.750%, 7/21/25(m)		2,000,000	1,720,304
2.750%, 8/20/27(m)		1,050,000	850,680
Rio Tinto Finance USA Ltd.
3.750%, 6/15/25		$50,000	56,342
Westpac Banking Corp.
2.350%, 2/19/25		200,000	212,974
2.700%, 8/19/26		150,000	164,556

Total Australia			5,711,423

Austria (0.1%)
Oesterreichische Kontrollbank AG
1.625%, 9/17/22		250,000	256,741

Belgium (0.2%)
Anheuser-Busch Cos. LLC
3.650%, 2/1/26		125,000	140,010
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29		100,000	121,570
3.500%, 6/1/30		200,000	227,670

Total Belgium			489,250

Brazil (1.0%)
Notas do Tesouro Nacional
10.000%, 1/1/25	BRL	13,250,000	2,669,841

Canada (2.9%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27(m)		$600,000	662,601
Bank of Montreal
2.350%, 9/11/22		250,000	259,702
Bank of Nova Scotia (The)
2.000%, 11/15/22		250,000	257,907
Brookfield Finance, Inc.
4.850%, 3/29/29		50,000	59,824
Canada Housing Trust
2.550%, 3/15/25§	CAD	5,800,000	4,741,044
Canadian Natural Resources Ltd.
3.850%, 6/1/27		$25,000	26,963
Enbridge, Inc.
3.500%, 6/10/24		50,000	54,301
3.700%, 7/15/27		100,000	110,796
Export Development Canada
2.625%, 2/21/24		150,000	161,921
Husky Energy, Inc.
4.000%, 4/15/24		50,000	53,128
Hydro-Quebec
8.400%, 1/15/22		75,000	82,297
Nutrien Ltd.
3.150%, 10/1/22		19,000	19,831
4.200%, 4/1/29		50,000	59,457
Province of Manitoba
2.125%, 5/4/22		100,000	102,887
Province of Ontario
2.250%, 5/18/22		250,000	258,066
3.050%, 1/29/24		100,000	108,736
Province of Quebec
2.375%, 1/31/22		250,000	256,999
2.625%, 2/13/23		94,000	99,225
Royal Bank of Canada
2.800%, 4/29/22		150,000	155,709
Toronto-Dominion Bank (The)
3.250%, 3/11/24		150,000	162,942
TransCanada PipeLines Ltd.
4.875%, 1/15/26		80,000	93,848

Total Canada			7,788,184

China (0.4%)
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	220,096
State Grid Overseas Investment 2016 Ltd.
3.500%, 5/4/27(m)		300,000	333,938
Tencent Holdings Ltd.
3.595%, 1/19/28(m)		500,000	549,055

Total China			1,103,089

Colombia (0.1%)
Ecopetrol SA
4.125%, 1/16/25		100,000	105,063
Republic of Colombia
4.000%, 2/26/24		200,000	213,563

Total Colombia			318,626

Denmark (4.1%)
Nordea Kredit Realkreditaktieselskab
1.000%, 10/1/50(m)	DKK	14,542,641	2,297,921
Nykredit Realkredit A/S
1.000%, 10/1/50(m)		29,059,081	4,586,304
Realkredit Danmark A/S
1.000%, 10/1/50(m)		25,619,558	4,048,206

Total Denmark			10,932,431

France (0.9%)
Altice France SA
4.125%, 1/15/29§	EUR	125,000	146,450
Banijay Entertainment SASU
3.500%, 3/1/25(m)		250,000	285,407
Danone SA
2.947%, 11/2/26(m)		$780,000	864,239
Electricite de France SA
4.500%, 9/21/28(m)		500,000	592,630
Rubis Terminal Infra SAS
5.625%, 5/15/25(m)	EUR	100,000	120,881
SPCM SA
2.000%, 2/1/26§		250,000	292,668
Total Capital International SA
2.700%, 1/25/23		$113,000	118,728

Total France			2,421,003

Germany (0.5%)
Deutsche Bank AG
4.100%, 1/13/26		50,000	53,198
Kreditanstalt fuer Wiederaufbau
2.500%, 2/15/22		250,000	257,821
1.750%, 8/22/22		250,000	257,237
2.000%, 10/4/22		188,000	194,677
2.000%, 5/2/25(x)		100,000	106,948
Landwirtschaftliche Rentenbank
2.375%, 6/10/25		100,000	109,056
Rebecca Bidco GmbH
5.750%, 7/15/25§	EUR	200,000	234,615

Total Germany			1,213,552

Indonesia (1.2%)
Republic of Indonesia
8.250%, 5/15/29	IDR	18,645,000,000	1,363,917
2.850%, 2/14/30		$200,000	210,313
7.500%, 8/15/32	IDR	24,475,000,000	1,658,806

Total Indonesia			3,233,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Ireland (0.1%)
AerCap Ireland Capital DAC
3.950%, 2/1/22		$200,000	$202,313

Italy (2.9%)
Buoni Poliennali del Tesoro
0.350%, 2/1/25(m)	EUR	2,625,000	3,101,256
0.950%, 8/1/30(m)		3,450,000	4,091,308
Gamma Bidco SpA
6.250%, 7/15/25(m)		250,000	290,010
Italian Republic Government Bond
2.375%, 10/17/24		$200,000	208,117

Total Italy			7,690,691

Japan (7.2%)
Japan Bank for International Cooperation
3.375%, 10/31/23		200,000	217,740
2.000%, 10/17/29		200,000	216,722
Japan Government Bond
0.100%, 3/20/27	JPY	150,000,000	1,441,018
0.100%, 6/20/30		1,605,000,000	15,340,038
Mitsubishi UFJ Financial Group, Inc.
2.623%, 7/18/22		$200,000	207,276
3.677%, 2/22/27		200,000	226,605
Mizuho Financial Group, Inc.
3.170%, 9/11/27		200,000	218,348
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		250,000	259,581
3.784%, 3/9/26		100,000	113,542
3.010%, 10/19/26		50,000	54,960
3.202%, 9/17/29		50,000	54,666
2.130%, 7/8/30		200,000	203,125
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30		200,000	201,729
Toyota Motor Corp.
2.760%, 7/2/29		100,000	111,459

Total Japan			18,866,809

Luxembourg (0.1%)
PLT VII Finance Sarl
4.625%, 1/5/26§	EUR	125,000	148,846

Mexico (2.0%)
Mex Bonos Desarr Fix Rt
8.500%, 5/31/29	MXN	90,430,000	4,830,990
United Mexican States
4.000%, 10/2/23		$150,000	162,703
3.600%, 1/30/25		200,000	215,688
4.125%, 1/21/26		200,000	222,200

Total Mexico			5,431,581

Netherlands (0.7%)
Cooperatieve Rabobank UA
4.625%, 12/1/23		250,000	277,539
ING Groep NV
4.100%, 10/2/23		200,000	218,905
Maxeda DIY Holding BV
5.875%, 10/1/26§	EUR	125,000	146,363
NXP BV
4.300%, 6/18/29§		$50,000	57,912
Shell International Finance BV
3.400%, 8/12/23		50,000	54,093
2.375%, 4/6/25		400,000	425,842
3.250%, 5/11/25		95,000	104,730
2.375%, 11/7/29		50,000	52,298
Sigma Holdco BV
5.750%, 5/15/26(m)	EUR	175,000	201,827
United Group BV
3.125%, 2/15/26(m)		150,000	165,400
Ziggo Bond Co. BV
3.375%, 2/28/30(m)	EUR	125,000	139,126

Total Netherlands			1,844,035

Norway (0.2%)
Equinor ASA
3.700%, 3/1/24		$100,000	110,270
1.750%, 1/22/26		400,000	414,578
3.125%, 4/6/30		50,000	55,487

Total Norway			580,335

Panama (0.1%)
Republic of Panama
3.750%, 3/16/25		200,000	218,500

Philippines (0.1%)
Republic of Philippines
10.625%, 3/16/25		100,000	142,000
2.457%, 5/5/30		200,000	214,250

Total Philippines			356,250

Poland (0.1%)
Republic of Poland
5.000%, 3/23/22		38,000	40,696
4.000%, 1/22/24		100,000	111,014

Total Poland			151,710

Romania (1.2%)
Romania Government Bond
3.250%, 4/29/24	RON	3,725,000	897,928
4.850%, 4/22/26		3,600,000	932,290
5.000%, 2/12/29		4,550,000	1,215,395

Total Romania			3,045,613

Russia (1.1%)
Russian Federation
4.500%, 7/16/25	RUB	232,500,000	2,890,355

South Africa (1.1%)
Republic of South Africa
10.500%, 12/21/26	ZAR	30,300,000	2,102,752
8.750%, 2/28/48		19,445,000	891,614

Total South Africa			2,994,366

South Korea (1.1%)
Export-Import Bank of Korea
2.375%, 6/25/24		$200,000	210,791
Republic of Korea
2.375%, 3/10/23	KRW	1,470,000,000	1,303,416
1.875%, 6/10/29		1,450,000,000	1,287,501

Total South Korea			2,801,708

Spain (2.6%)
Banco Santander SA
3.500%, 4/11/22		$200,000	207,412
Bonos and Obligaciones del Estado
0.000%, 1/31/25	EUR	1,050,000	1,246,843
0.600%, 10/31/29(m)		3,845,000	4,696,147
Telefonica Emisiones SA
4.103%, 3/8/27		$500,000	568,426

Total Spain			6,718,828

Supranational (2.7%)
African Development Bank
3.000%, 9/20/23		100,000	108,086
Asian Development Bank
1.750%, 9/13/22		150,000	154,446
5.900%, 12/20/22	INR	57,000,000	781,741
2.625%, 1/30/24		$350,000	376,775
2.125%, 3/19/25		100,000	107,583
1.875%, 1/24/30		200,000	218,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
European Bank for Reconstruction & Development
2.125%, 3/7/22		$150,000	$153,744
6.500%, 6/19/23	INR	72,000,000	1,009,559
European Investment Bank
2.625%, 5/20/22		$500,000	519,575
1.375%, 9/6/22		350,000	357,679
3.125%, 12/14/23		50,000	54,553
2.125%, 4/13/26		150,000	163,494
Inter-American Development Bank
2.500%, 1/18/23		250,000	262,727
2.125%, 1/15/25		250,000	268,208
3.125%, 9/18/28(x)		100,000	118,293
International Bank for Reconstruction & Development
2.000%, 1/26/22		250,000	255,645
2.125%, 2/13/23		131,000	136,707
3.000%, 9/27/23		250,000	270,575
0.625%, 4/22/25		200,000	201,990
2.500%, 7/29/25		250,000	274,559
International Finance Corp.
2.875%, 7/31/23		150,000	160,963
6.300%, 11/25/24	INR	75,000,000	1,044,190
Nordic Investment Bank
1.375%, 10/17/22		$200,000	204,598

Total Supranational			7,204,038

Sweden (1.3%)
Kingdom of Sweden
0.125%, 5/12/31(m)	SEK	27,850,000	3,162,242
Svensk Exportkredit AB
1.625%, 11/14/22		$200,000	205,212
Verisure Holding AB
3.875%, 7/15/26§	EUR	100,000	117,422

Total Sweden			3,484,876

Switzerland (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22		$94,000	97,670
Credit Suisse AG
2.950%, 4/9/25		250,000	272,415
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		150,000	158,450
Novartis Capital Corp.
3.000%, 11/20/25		150,000	166,854

Total Switzerland			695,389

United Kingdom (4.3%)
AstraZeneca plc
3.375%, 11/16/25		100,000	111,868
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25(k)		200,000	213,993
4.337%, 1/10/28(x)		200,000	222,513
BAT Capital Corp.
3.557%, 8/15/27		75,000	80,700
4.906%, 4/2/30		100,000	117,339
BP Capital Markets plc
3.062%, 3/17/22		130,000	134,864
FCE Bank plc
1.660%, 2/11/21(m)	EUR	275,000	319,668
Galaxy Bidco Ltd.
6.500%, 7/31/26(m)	GBP	200,000	263,264
GlaxoSmithKline Capital plc
3.375%, 6/1/29		$50,000	57,550
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		94,000	99,264
HSBC Holdings plc
4.000%, 3/30/22		100,000	104,859
4.375%, 11/23/26		200,000	220,492
(ICE LIBOR USD 3 Month + 1.61%), 3.973%, 5/22/30(k)		200,000	221,842
Imperial Brands Finance plc
3.875%, 7/26/29§		500,000	545,272
Lloyds Banking Group plc
(ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28(k)		200,000	219,149
Natwest Group plc
4.800%, 4/5/26		200,000	230,653
Pinewood Finance Co. Ltd.
3.250%, 9/30/25(m)	GBP	100,000	128,390
Playtech plc
3.750%, 10/12/23(m)	EUR	225,000	262,453
Reynolds American, Inc.
4.850%, 9/15/23		$150,000	167,078
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.796%, 11/15/24(k)		200,000	219,314
Sky Ltd.
3.750%, 9/16/24(m)		500,000	557,541
Synthomer plc
3.875%, 7/1/25§	EUR	100,000	119,190
Tesco plc
6.125%, 2/24/22	GBP	75,000	103,445
U.K. Treasury Bonds
0.750%, 7/22/23(m)		825,000	1,089,396
0.625%, 6/7/25(m)		2,850,000	3,795,876
Unilever Capital Corp.
2.000%, 7/28/26		$100,000	106,220
1.375%, 9/14/30		200,000	201,584
Victoria plc
5.250%, 7/15/24(m)	EUR	100,000	116,434
Virgin Media Secured Finance plc
4.250%, 1/15/30(m)	GBP	250,000	317,789
Vodafone Group plc
4.125%, 5/30/25		$100,000	113,801
4.375%, 5/30/28		725,000	854,422
WPP Finance 2010
3.750%, 9/19/24		50,000	54,799

Total United Kingdom			11,371,022

United States (55.8%)
3M Co.
3.000%, 8/7/25		100,000	110,740
Abbott Laboratories
2.550%, 3/15/22		90,000	92,838
3.400%, 11/30/23		70,000	76,030
AbbVie, Inc.
3.250%, 10/1/22§		75,000	78,396
2.900%, 11/6/22		131,000	137,361
2.600%, 11/21/24(m)		250,000	265,039
3.800%, 3/15/25§		50,000	55,670
3.600%, 5/14/25		150,000	166,043
2.950%, 11/21/26§		250,000	271,128
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	60,740
Air Lease Corp.
4.250%, 2/1/24		200,000	208,100
Aircastle Ltd.
5.000%, 4/1/23		50,000	50,120
Alexandria Real Estate Equities, Inc. (REIT)
2.750%, 12/15/29		100,000	108,509

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Allstate Corp. (The)
3.150%, 6/15/23	$94,000	$100,719
Ally Financial, Inc.
5.800%, 5/1/25	100,000	115,574
Altria Group, Inc.
2.950%, 5/2/23	94,000	99,080
4.800%, 2/14/29	50,000	59,021
Amazon.com, Inc.
3.300%, 12/5/21	100,000	102,793
3.150%, 8/22/27	100,000	113,592
American Campus Communities Operating Partnership LP (REIT)
2.850%, 2/1/30	50,000	50,082
American Electric Power Co., Inc.
2.300%, 3/1/30	150,000	154,416
American Express Co.
2.650%, 12/2/22	203,000	212,484
2.500%, 7/30/24	250,000	265,812
American Honda Finance Corp.
2.900%, 2/16/24	150,000	160,277
American International Group, Inc.
4.875%, 6/1/22	150,000	160,693
2.500%, 6/30/25	225,000	239,999
4.200%, 4/1/28	100,000	116,304
American Tower Corp. (REIT)
5.000%, 2/15/24	100,000	113,236
3.375%, 10/15/26	100,000	110,895
3.800%, 8/15/29	50,000	57,211
Ameriprise Financial, Inc.
4.000%, 10/15/23	100,000	110,229
Amgen, Inc.
3.625%, 5/15/22	56,000	58,272
2.450%, 2/21/30	100,000	105,994
Anthem, Inc.
3.350%, 12/1/24	50,000	54,866
2.375%, 1/15/25	100,000	105,628
2.875%, 9/15/29	50,000	54,013
2.250%, 5/15/30	325,000	334,780
Aon plc
3.875%, 12/15/25	100,000	113,937
Apple, Inc.
2.150%, 2/9/22	100,000	102,559
1.700%, 9/11/22	130,000	133,377
2.850%, 2/23/23	75,000	79,359
3.200%, 5/13/25	75,000	83,542
2.450%, 8/4/26	100,000	108,991
3.350%, 2/9/27	100,000	114,611
2.900%, 9/12/27	550,000	616,580
Aptiv Corp.
4.150%, 3/15/24	25,000	27,541
Ares Capital Corp.
3.875%, 1/15/26	100,000	101,838
Arizona Public Service Co.
3.150%, 5/15/25	100,000	109,364
AT&T, Inc.
3.000%, 6/30/22	50,000	51,998
2.625%, 12/1/22	94,000	98,150
4.450%, 4/1/24	100,000	112,334
3.950%, 1/15/25	100,000	112,171
4.350%, 3/1/29	150,000	175,897
Athene Holding Ltd.
6.150%, 4/3/30	50,000	59,495
AutoZone, Inc.
3.750%, 4/18/29	50,000	58,016
AvalonBay Communities, Inc. (REIT)
3.300%, 6/1/29	50,000	56,927
Baker Hughes a GE Co. LLC
3.337%, 12/15/27	60,000	63,469
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)	233,000	244,508
4.125%, 1/22/24	100,000	110,748
4.200%, 8/26/24	100,000	111,248
4.000%, 1/22/25	100,000	111,395
4.450%, 3/3/26	100,000	115,181
3.500%, 4/19/26	100,000	111,944
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)	100,000	113,235
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	100,000	111,236
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)	200,000	234,509
(ICE LIBOR USD 3 Month + 1.21%), 3.974%, 2/7/30(k)	300,000	346,165
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)	100,000	107,410
Bank of New York Mellon Corp. (The)
3.000%, 2/24/25	65,000	71,501
3.850%, 4/28/28	150,000	180,666
Becton Dickinson and Co.
3.363%, 6/6/24	150,000	161,708
Berkshire Hathaway Energy Co.
4.050%, 4/15/25§	100,000	113,998
Berkshire Hathaway Finance Corp.
3.000%, 5/15/22	94,000	98,015
Berkshire Hathaway, Inc.
2.750%, 3/15/23	65,000	68,374
Biogen, Inc.
4.050%, 9/15/25	100,000	114,245
Boardwalk Pipelines LP
4.800%, 5/3/29	25,000	27,206
Boeing Co. (The)
3.200%, 3/1/29	75,000	73,559
5.150%, 5/1/30	125,000	140,467
Booking Holdings, Inc.
4.500%, 4/13/27	50,000	58,282
Boston Properties LP (REIT)
3.650%, 2/1/26	100,000	111,282
Boston Scientific Corp.
3.850%, 5/15/25	26,000	29,390
2.650%, 6/1/30	50,000	53,116
BP Capital Markets America, Inc.
3.245%, 5/6/22	75,000	78,235
3.224%, 4/14/24	475,000	510,897
4.234%, 11/6/28	100,000	118,107
Brighthouse Financial, Inc.
5.625%, 5/15/30	50,000	57,657
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	96,630
3.875%, 8/15/25	150,000	171,210
3.400%, 7/26/29	50,000	57,847
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	100,000	105,990
Broadcom Corp.
3.875%, 1/15/27	100,000	110,565
Broadcom, Inc.
3.625%, 10/15/24	150,000	162,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 4/15/25	$100,000	$113,404
3.150%, 11/15/25	225,000	241,244
5.000%, 4/15/30	100,000	117,684
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26	30,000	33,384
Burlington Northern Santa Fe LLC
3.050%, 3/15/22	94,000	97,043
3.850%, 9/1/23	100,000	109,037
3.750%, 4/1/24	25,000	27,573
Campbell Soup Co.
4.150%, 3/15/28	50,000	57,868
Capital One Financial Corp.
3.300%, 10/30/24	100,000	108,137
3.800%, 1/31/28	100,000	111,438
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	83,359
Carrier Global Corp.
2.722%, 2/15/30§	100,000	104,250
Caterpillar Financial Services Corp.
1.900%, 9/6/22	150,000	154,294
Caterpillar, Inc.
2.600%, 6/26/22	56,000	57,490
CenterPoint Energy, Inc.
2.500%, 9/1/24	50,000	53,057
Charles Schwab Corp. (The)
3.200%, 1/25/28	100,000	113,009
Charter Communications Operating LLC
4.908%, 7/23/25	170,000	195,673
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	25,000	27,836
3.700%, 11/15/29§	50,000	52,062
Chevron Corp.
3.191%, 6/24/23	75,000	80,113
2.954%, 5/16/26	150,000	166,564
1.995%, 5/11/27	225,000	237,579
Chevron USA, Inc.
0.687%, 8/12/25	500,000	497,297
Chubb INA Holdings, Inc.
3.350%, 5/15/24	100,000	109,495
Cigna Corp.
3.900%, 2/15/22	94,000	98,276
4.125%, 11/15/25	50,000	57,209
3.400%, 3/1/27	100,000	111,457
2.400%, 3/15/30	25,000	25,888
Cisco Systems, Inc.
2.200%, 9/20/23	200,000	210,290
Citigroup, Inc.
4.500%, 1/14/22	100,000	105,075
3.875%, 10/25/23	100,000	109,297
3.750%, 6/16/24	150,000	165,229
3.300%, 4/27/25	65,000	71,280
(SOFR + 2.75%), 3.106%, 4/8/26(k)	50,000	53,961
3.200%, 10/21/26	500,000	550,424
(ICE LIBOR USD 3 Month + 1.56%), 3.887%, 1/10/28(k)	100,000	113,230
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)	100,000	114,966
(SOFR + 1.42%), 2.976%, 11/5/30(k)	50,000	53,883
(SOFR + 1.15%), 2.666%, 1/29/31(k)	100,000	105,501
(SOFR + 3.91%), 4.412%, 3/31/31(k)	50,000	59,924
Citizens Financial Group, Inc.
3.250%, 4/30/30	100,000	109,786
Clorox Co. (The)
3.500%, 12/15/24	100,000	110,638
Coca-Cola Co. (The)
3.200%, 11/1/23	100,000	108,526
2.125%, 9/6/29	100,000	106,746
3.450%, 3/25/30	50,000	58,993
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	45,260
Comcast Corp.
3.375%, 8/15/25	100,000	111,417
3.300%, 2/1/27	100,000	113,020
4.150%, 10/15/28	100,000	120,065
3.400%, 4/1/30	50,000	57,992
Comerica, Inc.
4.000%, 2/1/29	25,000	28,368
Commonwealth Edison Co.
2.550%, 6/15/26	100,000	108,339
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	70,000	71,945
Conagra Brands, Inc.
3.200%, 1/25/23	54,000	56,846
4.850%, 11/1/28(x)	50,000	61,023
Connecticut Light & Power Co. (The)
2.500%, 1/15/23	94,000	98,149
ConocoPhillips Co.
4.950%, 3/15/26	100,000	119,489
Constellation Brands, Inc.
4.750%, 12/1/25	100,000	118,217
Crown Castle International Corp. (REIT)
4.450%, 2/15/26	100,000	114,814
CSX Corp.
3.350%, 11/1/25	100,000	112,041
CVS Health Corp.
3.700%, 3/9/23	44,000	47,070
3.875%, 7/20/25	133,000	149,955
2.875%, 6/1/26	50,000	54,271
1.300%, 8/21/27	500,000	491,820
4.300%, 3/25/28	125,000	145,778
3.250%, 8/15/29	50,000	55,011
3.750%, 4/1/30	50,000	56,957
Deere & Co.
2.600%, 6/8/22	38,000	39,236
Dell International LLC
5.450%, 6/15/23§	100,000	109,592
6.020%, 6/15/26§	150,000	176,160
Diamondback Energy, Inc.
3.250%, 12/1/26	50,000	50,046
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	50,000	57,122
Discover Financial Services
3.950%, 11/6/24	100,000	109,651
Discovery Communications LLC
3.800%, 3/13/24	100,000	109,182
3.900%, 11/15/24	100,000	110,993
Dollar Tree, Inc.
4.200%, 5/15/28	50,000	58,786
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	50,000	55,098
Dominion Energy, Inc.
3.375%, 4/1/30	50,000	56,340
Dow Chemical Co. (The)
4.800%, 11/30/28	100,000	120,517
DTE Energy Co.
2.529%, 10/1/24(e)	50,000	52,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp.
3.950%, 10/15/23	$100,000	$108,948
Duke Energy Progress LLC
3.450%, 3/15/29	100,000	115,632
DuPont de Nemours, Inc.
4.725%, 11/15/28	50,000	59,725
Eastman Chemical Co.
3.600%, 8/15/22	75,000	78,334
Eaton Corp.
2.750%, 11/2/22	94,000	98,365
eBay, Inc.
3.600%, 6/5/27	100,000	112,993
Emerson Electric Co.
2.625%, 2/15/23	94,000	98,233
Enable Midstream Partners LP
4.150%, 9/15/29	25,000	23,112
Energy Transfer Operating LP
4.050%, 3/15/25	100,000	105,584
5.250%, 4/15/29	50,000	53,771
3.750%, 5/15/30	50,000	48,363
Entergy Corp.
2.950%, 9/1/26	150,000	165,755
Enterprise Products Operating LLC
3.350%, 3/15/23	94,000	99,610
3.900%, 2/15/24	50,000	54,426
4.150%, 10/16/28	25,000	29,204
3.125%, 7/31/29	75,000	81,096
2.800%, 1/31/30	100,000	105,915
EPR Properties (REIT)
3.750%, 8/15/29	25,000	21,901
Equinix, Inc. (REIT)
3.200%, 11/18/29	50,000	54,850
ERP Operating LP (REIT)
3.000%, 7/1/29	50,000	55,270
Essex Portfolio LP (REIT)
3.875%, 5/1/24	100,000	109,135
Exelon Corp.
4.050%, 4/15/30	50,000	58,318
Expedia Group, Inc.
3.800%, 2/15/28	100,000	100,440
Exxon Mobil Corp.
2.397%, 3/6/22	100,000	102,805
1.571%, 4/15/23	50,000	51,431
3.176%, 3/15/24	100,000	107,887
2.992%, 3/19/25	50,000	54,768
3.294%, 3/19/27	50,000	56,552
3.482%, 3/19/30	50,000	57,353
FedEx Corp.
2.625%, 8/1/22	19,000	19,702
3.100%, 8/5/29	50,000	55,567
4.250%, 5/15/30	50,000	59,832
FFCB
2.850%, 9/20/21	475,000	487,317
0.580%, 6/3/24	300,000	300,379
1.090%, 6/4/27	300,000	300,249
FHLB
2.750%, 12/13/24	200,000	219,984
3.125%, 6/13/25	270,000	304,073
FHLMC
0.125%, 7/25/22	20,000	19,992
0.250%, 8/24/23	225,000	225,024
0.375%, 7/21/25	20,000	19,940
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	79,793
Fifth Third Bancorp
2.375%, 1/28/25	100,000	105,842
Fiserv, Inc.
3.200%, 7/1/26	50,000	55,406
3.500%, 7/1/29	50,000	56,998
Flex Ltd.
4.875%, 6/15/29	50,000	57,156
Florida Power & Light Co.
3.250%, 6/1/24	100,000	108,364
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	50,000	50,768
Flowserve Corp.
4.000%, 11/15/23	50,000	52,094
FNMA
2.625%, 1/11/22	285,000	294,044
0.250%, 7/10/23	300,000	300,114
2.625%, 9/6/24	600,000	655,038
0.500%, 6/17/25	500,000	501,682
7.250%, 5/15/30	100,000	156,961
0.875%, 8/5/30	180,000	177,187
Ford Motor Co.
8.500%, 4/21/23	100,000	108,875
Fox Corp.
4.709%, 1/25/29	50,000	59,961
GATX Corp.
4.000%, 6/30/30	50,000	57,434
General Dynamics Corp.
2.250%, 11/15/22	56,000	57,946
3.500%, 4/1/27	50,000	57,213
General Electric Co.
2.700%, 10/9/22	40,000	41,442
3.100%, 1/9/23	75,000	78,625
3.625%, 5/1/30	100,000	103,254
General Mills, Inc.
4.200%, 4/17/28	75,000	88,461
General Motors Co.
5.400%, 10/2/23	50,000	55,044
General Motors Financial Co., Inc.
4.000%, 1/15/25	100,000	106,730
4.300%, 7/13/25	100,000	106,729
5.250%, 3/1/26	50,000	56,408
3.850%, 1/5/28	50,000	52,313
3.600%, 6/21/30	50,000	51,671
Georgia Power Co.
3.250%, 4/1/26	100,000	110,369
Gilead Sciences, Inc.
4.400%, 12/1/21	113,000	116,675
3.250%, 9/1/22	30,000	31,423
3.650%, 3/1/26	100,000	112,911
Global Payments, Inc.
3.200%, 8/15/29	450,000	488,872
GLP Capital LP (REIT)
5.300%, 1/15/29	75,000	83,586
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	250,000	256,003
3.625%, 1/22/23	56,000	59,762
3.850%, 7/8/24	150,000	164,071
4.250%, 10/21/25	75,000	84,899
3.750%, 2/25/26	30,000	33,636
3.500%, 11/16/26	150,000	165,592
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	100,000	111,723
3.800%, 3/15/30	50,000	57,735
Halliburton Co.
3.800%, 11/15/25	80,000	86,689

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Hasbro, Inc.
3.550%, 11/19/26		$50,000	$52,729
HCA, Inc.
5.250%, 6/15/26		100,000	116,257
Healthpeak Properties, Inc. (REIT)
3.400%, 2/1/25		100,000	109,205
Hewlett Packard Enterprise Co.
4.900%, 10/15/25(e)		100,000	115,048
Home Depot, Inc. (The)
2.625%, 6/1/22		75,000	77,750
2.125%, 9/15/26		25,000	26,916
2.950%, 6/15/29		50,000	56,481
2.700%, 4/15/30		50,000	55,530
Honeywell International, Inc.
2.700%, 8/15/29		50,000	55,333
HP, Inc.
4.050%, 9/15/22		100,000	106,458
Humana, Inc.
3.950%, 3/15/27		100,000	113,524
Huntsman International LLC
4.500%, 5/1/29		50,000	56,500
Hyatt Hotels Corp.
4.850%, 3/15/26		50,000	53,709
IHS Markit Ltd.
4.250%, 5/1/29		50,000	57,911
Illinois Tool Works, Inc.
3.500%, 3/1/24		100,000	109,473
Intel Corp.
2.700%, 12/15/22		75,000	78,830
3.150%, 5/11/27		100,000	112,963
3.900%, 3/25/30		50,000	60,535
Intercontinental Exchange, Inc.
2.100%, 6/15/30		50,000	51,604
International Business Machines Corp.
3.300%, 5/15/26		400,000	449,439
3.500%, 5/15/29		100,000	115,075
1.950%, 5/15/30		200,000	205,875
International Paper Co.
3.650%, 6/15/24		100,000	109,706
IQVIA, Inc.
2.875%, 6/15/28§	EUR	325,000	384,556
J M Smucker Co. (The)
3.000%, 3/15/22		$135,000	139,617
Jefferies Financial Group, Inc.
5.500%, 10/18/23		50,000	54,962
Jefferies Group LLC
4.150%, 1/23/30		50,000	56,034
John Deere Capital Corp.
2.600%, 3/7/24		100,000	106,997
3.050%, 1/6/28		100,000	111,969
Johnson & Johnson
2.450%, 12/5/21		100,000	102,527
2.050%, 3/1/23		25,000	25,984
3.375%, 12/5/23		50,000	54,754
JPMorgan Chase & Co.
3.200%, 1/25/23		131,000	139,102
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		250,000	259,574
3.625%, 5/13/24		100,000	110,152
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		100,000	107,561
3.300%, 4/1/26		500,000	555,732
(SOFR + 1.85%), 2.083%, 4/22/26(k)		50,000	52,083
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		100,000	112,752
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)		150,000	168,180
(ICE LIBOR USD 3 Month + 1.26%), 4.203%, 7/23/29(k)		100,000	117,834
(SOFR + 1.51%), 2.739%, 10/15/30(k)		100,000	107,048
(SOFR + 2.04%), 2.522%, 4/22/31(k)		50,000	52,937
(SOFR + 2.52%), 2.956%, 5/13/31(k)		100,000	107,247
Kellogg Co.
2.100%, 6/1/30		50,000	51,156
Keurig Dr Pepper, Inc.
4.597%, 5/25/28(x)		100,000	120,218
KeyCorp
2.550%, 10/1/29		50,000	52,744
Kinder Morgan, Inc.
4.300%, 3/1/28		100,000	113,735
Kohl’s Corp.
9.500%, 5/15/25		50,000	58,973
Kroger Co. (The)
4.500%, 1/15/29		25,000	30,853
L3Harris Technologies, Inc.
4.400%, 6/15/28		50,000	59,445
Laboratory Corp. of America Holdings
3.200%, 2/1/22		50,000	51,692
Lam Research Corp.
3.800%, 3/15/25		30,000	33,917
1.900%, 6/15/30		30,000	31,082
Las Vegas Sands Corp.
3.900%, 8/8/29		50,000	49,740
Lazard Group LLC
4.375%, 3/11/29(x)		50,000	57,270
Lear Corp.
4.250%, 5/15/29		50,000	53,051
Lincoln National Corp.
3.800%, 3/1/28		100,000	115,142
Lockheed Martin Corp.
3.550%, 1/15/26		100,000	113,627
Lowe’s Cos., Inc.
4.000%, 4/15/25		100,000	113,704
3.375%, 9/15/25		100,000	111,460
2.500%, 4/15/26		50,000	54,332
Marathon Oil Corp.
2.800%, 11/1/22		75,000	76,287
Marathon Petroleum Corp.
5.125%, 12/15/26		50,000	58,057
Marriott International, Inc.
4.625%, 6/15/30		50,000	53,673
Marsh & McLennan Cos., Inc.
3.500%, 6/3/24		100,000	109,581
Mastercard, Inc.
2.950%, 6/1/29		50,000	56,451
McDonald’s Corp.
3.250%, 6/10/24		150,000	163,595
2.125%, 3/1/30(x)		50,000	51,685
Medtronic, Inc.
3.150%, 3/15/22		55,000	57,081
3.500%, 3/15/25		73,000	82,279
Merck & Co., Inc.
2.350%, 2/10/22		30,000	30,810
2.750%, 2/10/25		150,000	162,972

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
MetLife, Inc.
4.368%, 9/15/23(e)	$150,000	$166,559
Micron Technology, Inc.
5.327%, 2/6/29	50,000	60,350
Microsoft Corp.
2.375%, 2/12/22	60,000	61,592
2.650%, 11/3/22	75,000	78,443
2.000%, 8/8/23	90,000	94,053
2.400%, 8/8/26	250,000	273,088
3.300%, 2/6/27	250,000	285,627
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	58,063
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	105,959
Mondelez International, Inc.
1.500%, 5/4/25	60,000	61,681
Moody’s Corp.
4.500%, 9/1/22	19,000	20,315
Morgan Stanley
3.750%, 2/25/23	56,000	60,022
4.100%, 5/22/23	100,000	107,964
4.000%, 7/23/25	100,000	113,098
(SOFR + 1.99%), 2.188%, 4/28/26(k)	50,000	52,262
3.125%, 7/27/26	100,000	110,255
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	100,000	112,019
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	100,000	113,422
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	50,000	59,523
(SOFR + 3.12%), 3.622%, 4/1/31(k)	50,000	57,143
Mosaic Co. (The)
4.250%, 11/15/23(x)	100,000	107,958
Motorola Solutions, Inc.
4.600%, 5/23/29	50,000	59,046
MPLX LP
4.500%, 7/15/23	50,000	53,943
4.875%, 6/1/25	50,000	56,513
4.800%, 2/15/29	50,000	57,349
MUFG Americas Holdings Corp.
3.000%, 2/10/25	120,000	129,298
Mylan NV
3.950%, 6/15/26	50,000	56,019
National Fuel Gas Co.
3.950%, 9/15/27	50,000	50,466
National Retail Properties, Inc. (REIT)
3.900%, 6/15/24	100,000	108,331
National Rural Utilities Cooperative Finance Corp.
3.400%, 2/7/28	100,000	116,297
NextEra Energy Capital Holdings, Inc.
3.500%, 4/1/29	100,000	113,205
2.250%, 6/1/30	100,000	103,649
NIKE, Inc.
2.750%, 3/27/27	100,000	111,030
NiSource, Inc.
2.950%, 9/1/29	50,000	53,823
Norfolk Southern Corp.
2.550%, 11/1/29	50,000	54,699
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	113,027
NVIDIA Corp.
2.850%, 4/1/30	50,000	56,143
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23	100,000	107,225
Omnicom Group, Inc.
3.625%, 5/1/22	19,000	19,896
4.200%, 6/1/30	50,000	58,364
ONEOK, Inc.
4.350%, 3/15/29	50,000	52,060
Oracle Corp.
2.500%, 5/15/22	100,000	103,084
2.500%, 10/15/22	75,000	78,105
2.400%, 9/15/23	100,000	105,526
2.500%, 4/1/25	50,000	53,583
2.650%, 7/15/26	100,000	109,230
2.800%, 4/1/27	300,000	328,758
3.250%, 11/15/27	150,000	169,316
2.950%, 4/1/30	50,000	55,908
O’Reilly Automotive, Inc.
3.900%, 6/1/29	75,000	87,893
Otis Worldwide Corp.
2.565%, 2/15/30	50,000	53,722
Pacific Gas and Electric Co.
4.550%, 7/1/30	100,000	108,466
Parker-Hannifin Corp.
3.300%, 11/21/24	100,000	109,209
PayPal Holdings, Inc.
1.650%, 6/1/25	225,000	233,069
2.850%, 10/1/29	50,000	54,680
PepsiCo, Inc.
3.000%, 10/15/27	100,000	112,485
2.750%, 3/19/30	50,000	56,252
1.625%, 5/1/30	350,000	359,030
Pfizer, Inc.
2.200%, 12/15/21	100,000	102,218
3.000%, 12/15/26	150,000	168,788
1.700%, 5/28/30	250,000	257,223
Philip Morris International, Inc.
3.600%, 11/15/23	50,000	54,498
3.125%, 3/2/28	100,000	110,886
Plains All American Pipeline LP
3.850%, 10/15/23	100,000	104,286
PNC Bank NA
2.625%, 2/17/22‡	250,000	257,332
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24‡	150,000	165,405
PPG Industries, Inc.
2.800%, 8/15/29	50,000	54,221
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	49,349
Precision Castparts Corp.
2.500%, 1/15/23	38,000	39,643
Procter & Gamble Co. (The)
3.000%, 3/25/30	350,000	405,701
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)	100,000	106,000
(ICE LIBOR USD 3 Month + 2.67%), 5.700%, 9/15/48(k)	50,000	56,500
PSEG Power LLC
3.850%, 6/1/23	100,000	107,653
Puget Energy, Inc.
3.650%, 5/15/25	50,000	53,212
QUALCOMM, Inc.
2.150%, 5/20/30	225,000	235,786
1.650%, 5/20/32§	113,000	111,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Technologies Corp.
3.950%, 8/16/25	$150,000	$170,453
3.500%, 3/15/27§	50,000	56,243
Realty Income Corp. (REIT)
3.250%, 10/15/22	56,000	58,749
3.250%, 6/15/29(x)	50,000	55,368
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	26,075
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	55,351
Republic Services, Inc.
3.950%, 5/15/28	50,000	58,883
Roper Technologies, Inc.
3.125%, 11/15/22	75,000	78,563
Royalty Pharma plc
2.200%, 9/2/30§	100,000	99,745
Ryder System, Inc.
2.900%, 12/1/26(x)	50,000	53,940
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	150,000	177,377
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	107,436
Santander Holdings USA, Inc.
4.400%, 7/13/27	100,000	108,954
Seagate HDD Cayman
4.750%, 6/1/23	9,000	9,779
4.091%, 6/1/29§	27,000	29,363
Sempra Energy
3.400%, 2/1/28	100,000	110,174
Sherwin-Williams Co. (The)
2.950%, 8/15/29	50,000	55,047
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	100,000	110,845
Simon Property Group LP (REIT)
3.300%, 1/15/26	100,000	108,586
2.450%, 9/13/29	100,000	99,271
SITE Centers Corp. (REIT)
3.625%, 2/1/25	100,000	102,226
Southern California Edison Co.
4.200%, 3/1/29	50,000	57,163
Southwest Airlines Co.
2.625%, 2/10/30	50,000	47,113
Southwestern Electric Power Co.
4.100%, 9/15/28	25,000	29,130
Spirit Realty LP (REIT)
3.200%, 1/15/27	25,000	25,219
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	58,663
2.300%, 3/15/30	50,000	53,431
Starbucks Corp.
3.850%, 10/1/23	50,000	54,425
3.550%, 8/15/29	50,000	57,464
State of California
5.700%, 11/1/21	100,000	105,760
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	50,000	55,750
State Street Corp.
3.300%, 12/16/24	65,000	71,621
2.400%, 1/24/30	50,000	54,275
Steel Dynamics, Inc.
3.450%, 4/15/30	50,000	54,815
Stryker Corp.
3.500%, 3/15/26	100,000	112,923
Synchrony Financial
4.500%, 7/23/25	100,000	110,118
Sysco Corp.
3.750%, 10/1/25	100,000	109,731
Tapestry, Inc.
4.125%, 7/15/27	50,000	49,083
Target Corp.
2.250%, 4/15/25	100,000	106,787
TD Ameritrade Holding Corp.
2.950%, 4/1/22	100,000	103,261
Textron, Inc.
4.300%, 3/1/24	100,000	108,299
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23	100,000	106,006
4.497%, 3/25/30	50,000	61,337
TJX Cos., Inc. (The)
2.250%, 9/15/26	50,000	53,323
T-Mobile USA, Inc.
3.750%, 4/15/27§	100,000	111,814
3.875%, 4/15/30§	100,000	113,212
Toyota Motor Credit Corp.
3.300%, 1/12/22	94,000	97,347
2.900%, 3/30/23	200,000	212,213
Trane Technologies Luxembourg Finance SA
3.800%, 3/21/29	50,000	58,299
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26	50,000	64,659
Truist Financial Corp.
2.750%, 4/1/22	250,000	258,244
3.050%, 6/20/22	200,000	208,565
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	100,000	110,661
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	78,687
4.350%, 3/1/29	50,000	60,642
U.S. Treasury Bonds
8.125%, 5/15/21	300,000	314,959
7.125%, 2/15/23	788,000	918,512
7.500%, 11/15/24	500,000	649,835
6.000%, 2/15/26	990,000	1,288,863
6.500%, 11/15/26	75,000	102,812
6.375%, 8/15/27	300,000	420,766
6.125%, 11/15/27	250,000	349,602
5.500%, 8/15/28	300,000	415,456
5.250%, 11/15/28	1,050,000	1,443,968
5.250%, 2/15/29	800,000	1,107,690
U.S. Treasury Notes
2.125%, 9/30/21	850,000	866,802
1.500%, 10/31/21	1,750,000	1,775,767
2.000%, 10/31/21	300,000	306,024
2.000%, 11/15/21	922,000	941,235
1.750%, 11/30/21	800,000	814,982
2.000%, 12/31/21	1,300,000	1,330,169
1.750%, 2/28/22	688,000	703,667
1.875%, 2/28/22	800,000	819,671
1.750%, 3/31/22	600,000	614,507
1.750%, 4/30/22	700,000	717,857
1.875%, 4/30/22	400,000	410,991
1.750%, 5/15/22	364,000	373,499
0.125%, 5/31/22	1,000,000	999,886
1.750%, 5/31/22	500,000	513,434
1.750%, 6/30/22	400,000	411,281
2.125%, 6/30/22	900,000	931,254
1.875%, 7/31/22	1,400,000	1,444,586
2.000%, 7/31/22	400,000	413,639
1.625%, 8/15/22	1,003,000	1,031,087
0.125%, 8/31/22	1,500,000	1,499,944
1.625%, 8/31/22	900,000	925,700
1.875%, 8/31/22	1,000,000	1,033,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 9/30/22	$1,600,000	$1,599,999
1.750%, 9/30/22	450,000	464,519
1.875%, 10/31/22	700,000	725,263
1.625%, 11/15/22	376,000	387,853
2.000%, 11/30/22	500,000	520,118
2.125%, 12/31/22	350,000	365,612
1.750%, 1/31/23	900,000	933,680
2.000%, 2/15/23	500,000	521,979
2.625%, 2/28/23	450,000	476,930
1.500%, 3/31/23	500,000	516,873
2.500%, 3/31/23	700,000	741,180
1.750%, 5/15/23	700,000	729,468
2.750%, 5/31/23	800,000	855,373
1.375%, 6/30/23	500,000	516,827
2.750%, 7/31/23	1,200,000	1,288,033
2.500%, 8/15/23	350,000	373,543
1.375%, 8/31/23	300,000	310,669
2.750%, 8/31/23	600,000	645,233
1.375%, 9/30/23	1,400,000	1,450,963
2.875%, 10/31/23	1,435,500	1,555,011
2.125%, 11/30/23	400,000	424,709
2.250%, 1/31/24	750,000	801,654
2.750%, 2/15/24	2,450,000	2,662,272
2.125%, 3/31/24	300,000	320,312
2.500%, 5/15/24	2,300,000	2,491,788
1.750%, 6/30/24	1,800,000	1,904,611
2.000%, 6/30/24	1,050,000	1,120,701
1.750%, 7/31/24	750,000	794,354
2.375%, 8/15/24	1,750,000	1,896,586
1.500%, 9/30/24	1,000,000	1,051,331
2.125%, 9/30/24	2,500,000	2,690,406
1.500%, 10/31/24	650,000	683,864
2.250%, 11/15/24	710,000	768,947
2.500%, 1/31/25	1,500,000	1,646,605
2.000%, 2/15/25	500,000	538,321
2.750%, 2/28/25	300,000	333,085
0.500%, 3/31/25	750,000	758,704
0.250%, 5/31/25	1,000,000	1,000,037
0.250%, 7/31/25	1,200,000	1,199,117
2.875%, 7/31/25	600,000	675,118
2.000%, 8/15/25	600,000	650,159
0.250%, 8/31/25	1,800,000	1,798,603
0.250%, 9/30/25	350,000	349,641
2.250%, 11/15/25	1,150,000	1,264,379
2.875%, 11/30/25	600,000	679,361
2.625%, 12/31/25	500,000	560,503
1.625%, 2/15/26	1,400,000	1,497,917
2.375%, 4/30/26	380,000	422,973
1.625%, 5/15/26	130,000	139,315
1.500%, 8/15/26	900,000	959,604
1.625%, 10/31/26	1,250,000	1,343,770
2.000%, 11/15/26	800,000	878,373
1.750%, 12/31/26	750,000	813,055
2.250%, 2/15/27	500,000	558,220
2.375%, 5/15/27	800,000	902,048
2.250%, 8/15/27	1,050,000	1,178,105
0.500%, 8/31/27	200,000	200,562
2.250%, 11/15/27	2,160,000	2,429,340
2.750%, 2/15/28	800,000	930,967
2.875%, 5/15/28	1,100,000	1,294,855
2.875%, 8/15/28	975,000	1,151,727
3.125%, 11/15/28	400,000	482,006
2.625%, 2/15/29	634,000	741,002
2.375%, 5/15/29	550,000	633,199
1.625%, 8/15/29	1,340,000	1,459,393
1.500%, 2/15/30	950,000	1,025,420
0.625%, 5/15/30	545,000	543,489
0.625%, 8/15/30	600,000	597,023
UDR, Inc. (REIT)
3.200%, 1/15/30	50,000	55,261
Union Pacific Corp.
3.700%, 3/1/29	100,000	116,161
United Parcel Service, Inc.
3.400%, 3/15/29	50,000	57,999
UnitedHealth Group, Inc.
2.875%, 12/15/21	45,000	46,347
3.750%, 7/15/25	100,000	114,144
1.250%, 1/15/26	100,000	102,222
2.875%, 8/15/29	75,000	83,379
Unum Group
4.500%, 3/15/25	100,000	111,419
Upjohn, Inc.
1.650%, 6/22/25§	100,000	102,134
2.700%, 6/22/30§	50,000	51,782
US Bancorp
3.600%, 9/11/24	150,000	166,449
3.900%, 4/26/28	100,000	119,274
Valero Energy Corp.
4.000%, 4/1/29	100,000	108,946
Ventas Realty LP (REIT)
3.750%, 5/1/24	150,000	161,162
VEREIT Operating Partnership LP (REIT)
3.100%, 12/15/29	50,000	50,156
Verizon Communications, Inc.
2.946%, 3/15/22	102,000	105,680
3.376%, 2/15/25	148,000	165,015
4.329%, 9/21/28	250,000	302,985
3.875%, 2/8/29	75,000	88,808
4.016%, 12/3/29	75,000	89,717
3.150%, 3/22/30	50,000	56,398
ViacomCBS, Inc.
2.900%, 1/15/27	100,000	107,806
Virginia Electric and Power Co.
2.950%, 11/15/26	100,000	111,546
Visa, Inc.
2.800%, 12/14/22	175,000	184,269
3.150%, 12/14/25	100,000	111,780
1.900%, 4/15/27	100,000	105,644
VMware, Inc.
4.700%, 5/15/30	50,000	59,261
Voya Financial, Inc.
3.650%, 6/15/26	100,000	113,351
Walgreen Co.
3.100%, 9/15/22	19,000	19,881
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	50,000	54,267
Walmart, Inc.
3.400%, 6/26/23	100,000	107,880
2.650%, 12/15/24	100,000	108,182
3.700%, 6/26/28	400,000	471,648
2.375%, 9/24/29	50,000	54,785
Walt Disney Co. (The)
3.700%, 10/15/25	100,000	113,809
3.800%, 3/22/30	275,000	322,715
Wells Fargo & Co.
3.500%, 3/8/22	56,000	58,420
3.450%, 2/13/23	94,000	99,650
3.750%, 1/24/24	100,000	108,586
3.300%, 9/9/24	100,000	108,924
3.550%, 9/29/25	100,000	111,341
3.000%, 4/22/26	150,000	163,188
4.300%, 7/22/27	100,000	114,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	$50,000	$53,441
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	100,000	104,721
(ICE LIBOR USD 3 Month + 3.77%), 4.478%, 4/4/31(k)	25,000	30,179
Welltower, Inc. (REIT)
4.250%, 4/1/26	100,000	114,239
Westinghouse Air Brake Technologies Corp.
4.950%, 9/15/28(e)	75,000	87,156
Weyerhaeuser Co. (REIT)
4.000%, 4/15/30	50,000	58,723
Williams Cos., Inc. (The)
4.000%, 9/15/25	100,000	110,479
Wisconsin Power & Light Co.
3.000%, 7/1/29	50,000	55,839
WRKCo. Inc.
4.900%, 3/15/29	100,000	122,921
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	100,000	103,252
3.550%, 3/20/30	50,000	55,668
Zoetis, Inc.
3.250%, 2/1/23	85,000	90,034

Total United States		147,160,039

Uruguay (0.1%)
Oriental Republic of Uruguay
4.500%, 8/14/24	150,000	163,734

Total Long Term Debt Securities (98.7%) (Cost $248,840,777)		260,158,214

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $109,468, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $111,657. (xx)	109,468	109,468
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $110,867. (xx)	100,000	100,000

	Number of Shares	Value (Note 1)
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $97,321, collateralized by various Common Stocks; total market value $108,151. (xx)	97,320	$97,320

Total Repurchase Agreements		306,788

Total Short-Term Investments (0.1%) (Cost $306,788)		306,788

Total Investments in Securities (98.8%) (Cost $249,147,565)		260,465,002
Other Assets Less Liabilities (1.2%)		3,061,884

Net Assets (100%)		$263,526,886

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $8,571,641 or 3.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $41,432,826 or 15.7% of net assets.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $407,030. This was collateralized by $109,054 of various U.S. Government Treasury Securities, ranging from 0.000% – 2.750%, maturing 1/12/21 – 11/15/47 and by cash of $306,788 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — India Rupee

JPY — Japanese Yen

KRW — Korean (South) Won

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

REIT — Real Estate Investment Trust

RON — Romanian Leu

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

ZAR — South African Rand

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
U.S. Treasury Obligations	$90,118,334	34.2%
Foreign Government Securities	73,936,989	28.1
Financials	33,853,705	12.8
Information Technology	7,948,572	3.0
Health Care	7,882,771	3.0
Supranational	7,204,038	2.7
Consumer Staples	7,139,013	2.7
Communication Services	7,105,045	2.7
Energy	5,679,279	2.2
Industrials	4,251,243	1.6
U.S. Government Agency Securities	3,961,984	1.5
Utilities	3,589,091	1.4
Consumer Discretionary	3,276,414	1.2
Real Estate	2,508,669	1.0
Materials	1,418,844	0.5
Repurchase Agreement	306,788	0.1
Municipal Bonds	284,223	0.1
Cash and Other	3,061,884	1.2

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
CORPORATE BONDS:
Financials
Banks
PNC Bank NA, 2.625%, 2/17/22	250,000	253,423	—	(403)	—	4,312	257,332	4,922	—
PNC Financial Services Group, Inc. (The), 3.900%, 4/29/24	150,000	159,944	—	(753)	—	6,214	165,405	4,388	—

Total		413,367	—	(1,156)	—	10,526	422,737	9,310	—

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,932,882	BRL	15,600,000	State Street Bank & Trust**	10/8/2020	155,648
GBP	2,485,000	USD	3,100,060	JPMorgan Chase Bank	10/9/2020	106,559
USD	79,314	GBP	60,000	JPMorgan Chase Bank	10/9/2020	1,891
CNY	21,615,000	USD	3,074,505	State Street Bank & Trust**	10/26/2020	93,356
JPY	585,550,000	USD	5,513,652	JPMorgan Chase Bank	10/30/2020	40,189
USD	521,889	IDR	7,725,000,000	State Street Bank & Trust**	11/10/2020	4,631
USD	4,898,533	CAD	6,465,000	JPMorgan Chase Bank	11/23/2020	42,520
USD	2,945,170	RUB	227,750,000	State Street Bank & Trust**	11/24/2020	30,696
USD	3,072,594	MXN	68,200,000	JPMorgan Chase Bank	11/27/2020	8,463
USD	11,037,431	DKK	69,175,000	JPMorgan Chase Bank	12/8/2020	129,303
USD	2,661,790	AUD	3,660,000	JPMorgan Chase Bank	12/14/2020	39,785

Total unrealized appreciation						653,041

BRL	5,300,000	USD	1,025,859	State Street Bank & Trust**	10/8/2020	(82,312)
JPY	502,000,000	USD	4,776,765	JPMorgan Chase Bank	10/30/2020	(15,382)
USD	329,627	JPY	35,000,000	JPMorgan Chase Bank	10/30/2020	(2,341)
EUR	7,885,000	USD	9,350,546	JPMorgan Chase Bank	11/10/2020	(98,137)
USD	1,807,993	ZAR	32,150,000	JPMorgan Chase Bank	11/12/2020	(101,897)
CAD	6,390,000	USD	4,859,944	JPMorgan Chase Bank	11/23/2020	(60,266)
MXN	3,000,000	USD	141,758	JPMorgan Chase Bank	11/27/2020	(6,972)
USD	2,866,349	INR	213,500,000	State Street Bank & Trust**	11/27/2020	(10,147)
EUR	14,650,000	USD	17,384,481	JPMorgan Chase Bank	12/15/2020	(178,407)

Total unrealized depreciation						(555,861)

Net unrealized appreciation						97,180

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Long Term Investments
Australia	$—	$5,711,423	$—	$5,711,423
Austria	—	256,741	—	256,741
Belgium	—	489,250	—	489,250
Brazil	—	2,669,841	—	2,669,841
Canada	—	7,788,184	—	7,788,184
China	—	1,103,089	—	1,103,089
Colombia	—	318,626	—	318,626
Denmark	—	10,932,431	—	10,932,431
France	—	2,421,003	—	2,421,003
Germany	—	1,213,552	—	1,213,552
Indonesia	—	3,233,036	—	3,233,036
Ireland	—	202,313	—	202,313
Italy	—	7,690,691	—	7,690,691
Japan	—	18,866,809	—	18,866,809
Luxembourg	—	148,846	—	148,846
Mexico	—	5,431,581	—	5,431,581
Netherlands	—	1,844,035	—	1,844,035
Norway	—	580,335	—	580,335
Panama	—	218,500	—	218,500
Philippines	—	356,250	—	356,250
Poland	—	151,710	—	151,710
Romania	—	3,045,613	—	3,045,613
Russia	—	2,890,355	—	2,890,355
South Africa	—	2,994,366	—	2,994,366
South Korea	—	2,801,708	—	2,801,708
Spain	—	6,718,828	—	6,718,828
Supranational	—	7,204,038	—	7,204,038
Sweden	—	3,484,876	—	3,484,876
Switzerland	—	695,389	—	695,389
United Kingdom	—	11,371,022	—	11,371,022
United States	—	147,160,039	—	147,160,039
Uruguay	—	163,734	—	163,734
Forward Currency Contracts	—	653,041	—	653,041
Short-Term Investments
Repurchase Agreements	—	306,788	—	306,788

Total Assets	$—	$261,118,043	$—	$261,118,043

Liabilities:
Forward Currency Contracts	$—	$(555,861)	$—	$(555,861)

Total Liabilities	$—	$(555,861)	$—	$(555,861)

Total	$—	$260,562,182	$—	$260,562,182

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,810,831
Aggregate gross unrealized depreciation	(2,227,807)

Net unrealized appreciation	$11,583,024

Federal income tax cost of investments in securities and derivative instruments, if applicable	$248,979,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.3%)
Globant SA*	15,342	$2,749,593
MercadoLibre, Inc.*	2,620	2,836,098

		5,585,691

Australia (2.1%)
Afterpay Ltd.*	8,710	509,049
AGL Energy Ltd.	24,355	238,018
AMP Ltd.	131,937	124,169
Ampol Ltd.	9,476	162,981
APA Group	46,771	346,802
Aristocrat Leisure Ltd.	23,284	502,133
ASX Ltd.	7,779	455,637
Aurizon Holdings Ltd.	78,944	240,895
AusNet Services	78,401	106,124
Australia & New Zealand Banking Group Ltd.	113,378	1,403,652
BHP Group Ltd.	116,970	3,009,966
BHP Group plc	84,613	1,803,850
BlueScope Steel Ltd.	20,320	185,498
Brambles Ltd.	60,904	458,490
CIMIC Group Ltd.*	4,334	57,743
Coca-Cola Amatil Ltd.	17,986	122,638
Cochlear Ltd.	2,675	380,215
Coles Group Ltd.	53,014	646,566
Commonwealth Bank of Australia	70,325	3,214,169
Computershare Ltd.	18,634	163,603
Crown Resorts Ltd.	15,224	96,148
CSL Ltd.	18,058	3,720,704
Dexus (REIT)	43,157	275,424
Evolution Mining Ltd.	66,537	276,238
Fortescue Metals Group Ltd.	66,931	783,483
Glencore plc*	400,344	829,398
Goodman Group (REIT)	65,220	839,385
GPT Group (The) (REIT)	76,560	214,556
Insurance Australia Group Ltd.	93,797	295,189
Lendlease Corp. Ltd.	26,243	207,864
Macquarie Group Ltd.	13,406	1,151,541
Magellan Financial Group Ltd.	5,314	216,583
Medibank Pvt Ltd.	106,035	191,009
Mirvac Group (REIT)	156,870	245,686
National Australia Bank Ltd.	127,976	1,632,885
Newcrest Mining Ltd.	32,175	725,195
Northern Star Resources Ltd.	27,876	274,105
Oil Search Ltd.	81,567	154,914
Orica Ltd.	16,873	186,965
Origin Energy Ltd.	71,818	222,076
Qantas Airways Ltd.	31,124	90,683
QBE Insurance Group Ltd.	59,828	370,269
Ramsay Health Care Ltd.	7,456	353,692
REA Group Ltd.	2,216	175,095
Rio Tinto Ltd.	14,724	996,869
Rio Tinto plc	44,494	2,684,684
Santos Ltd.	71,348	250,385
Scentre Group (REIT)	208,309	329,608
SEEK Ltd.	13,737	210,141
Sonic Healthcare Ltd.(x)	17,430	414,667
South32 Ltd.	183,691	269,345
Stockland (REIT)	96,916	263,259
Suncorp Group Ltd.	47,492	288,501
Sydney Airport	55,030	231,656
Tabcorp Holdings Ltd.	92,023	220,843
Telstra Corp. Ltd.	161,734	322,636
TPG Telecom Ltd.*	16,154	85,645
Transurban Group	108,586	1,100,459
Treasury Wine Estates Ltd.	29,411	188,711
Vicinity Centres (REIT)	142,281	140,595
Washington H Soul Pattinson & Co. Ltd.(x)	4,752	80,204
Wesfarmers Ltd.	45,337	1,445,508
Westpac Banking Corp.	142,457	1,718,894
WiseTech Global Ltd.	5,969	112,228
Woodside Petroleum Ltd.	37,566	474,493
Woolworths Group Ltd.	50,412	1,317,958

		40,808,574

Austria (0.0%)
ANDRITZ AG	3,041	93,684
Erste Group Bank AG	10,393	217,352
OMV AG*	5,785	158,033
Raiffeisen Bank International AG*	6,440	98,449
Verbund AG	2,948	160,950
voestalpine AG	4,474	117,620

		846,088

Belgium (0.3%)
Ageas SA/NV	6,660	271,795
Anheuser-Busch InBev SA/NV	30,023	1,620,570
Colruyt SA*	2,283	148,142
Elia Group SA/NV	1,272	127,000
Galapagos NV*	1,678	238,337
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	134,026
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,128	281,930
KBC Group NV	9,942	497,826
Proximus SADP	6,409	116,993
Sofina SA	636	173,516
Solvay SA	2,886	248,179
Telenet Group Holding NV	2,019	78,264
UCB SA	4,909	557,471
Umicore SA(x)	7,826	325,861

		4,819,910

Brazil (1.0%)
Hapvida Participacoes e Investimentos SA(m)	233,870	2,600,684
Localiza Rent a Car SA*	318,027	3,216,570
Lojas Renner SA*	301,843	2,135,405
Pagseguro Digital Ltd., Class A*	73,833	2,784,243
Petroleo Brasileiro SA	436,886	1,544,998
Petroleo Brasileiro SA (Preference)(q)	509,318	1,786,635
Rumo SA*	647,611	2,200,256
StoneCo Ltd., Class A*	47,878	2,532,267

		18,801,058

Chile (0.0%)
Antofagasta plc	16,451	216,902

China (6.1%)
Alibaba Group Holding Ltd.*	197,300	7,295,891
Alibaba Group Holding Ltd. (ADR)*	60,296	17,725,818
Anhui Conch Cement Co. Ltd., Class H	374,000	2,585,835
BeiGene Ltd. (ADR)*	1,603	459,163
BOC Hong Kong Holdings Ltd.	143,000	379,344
Budweiser Brewing Co. APAC Ltd.(m)	70,900	207,113
China Construction Bank Corp., Class H	5,542,420	3,609,292
China International Capital Corp. Ltd., Class H(m)*	685,600	1,591,865
China Mengniu Dairy Co. Ltd.*	1,004,000	4,738,339
China Resources Beer Holdings Co. Ltd.	768,000	4,711,107
China Resources Land Ltd.	302,000	1,373,440
CSPC Pharmaceutical Group Ltd.	1,387,600	2,692,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hua Hong Semiconductor Ltd.(m)*	715,000	$2,761,030
JD.com, Inc. (ADR)*	172,206	13,364,908
Jiangsu Hengrui Medicine Co. Ltd., Class A	105,937	1,402,327
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	441,300	1,105,181
Kweichow Moutai Co. Ltd., Class A	35,647	8,763,197
Microport Scientific Corp.	29,000	115,950
New Oriental Education & Technology Group, Inc. (ADR)*	23,969	3,583,366
Ping An Insurance Group Co. of China Ltd., Class H	126,000	1,299,845
Ping An Insurance Group Co. of China Ltd., Class A	162,696	1,823,641
Prosus NV*	19,526	1,800,649
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	508,000	1,017,739
Shenzhou International Group Holdings Ltd.	242,500	4,117,718
TAL Education Group (ADR)(x)*	33,460	2,544,298
Tencent Holdings Ltd.	301,100	20,051,265
Universal Scientific Industrial Shanghai Co. Ltd., Class A	522,797	1,967,945
Wilmar International Ltd.	77,800	252,029
Yangzijiang Shipbuilding Holdings Ltd.	100,497	73,280
Yihai International Holding Ltd.*	136,000	2,142,806

		115,556,895

Denmark (0.7%)
Ambu A/S, Class B	6,723	190,347
AP Moller - Maersk A/S, Class A	130	189,889
AP Moller - Maersk A/S, Class B	261	413,792
Ascendis Pharma A/S (ADR)*	1,450	223,764
Carlsberg A/S, Class B	4,057	546,275
Chr Hansen Holding A/S	4,135	459,564
Coloplast A/S, Class B	4,698	742,980
Danske Bank A/S*	27,470	372,096
Demant A/S*	4,068	127,969
DSV Panalpina A/S	8,293	1,353,330
Genmab A/S*	2,580	936,830
GN Store Nord A/S	5,281	399,587
H Lundbeck A/S	2,723	89,761
Novo Nordisk A/S, Class B	68,548	4,761,466
Novozymes A/S, Class B	8,349	525,144
Orsted A/S(m)	7,500	1,034,512
Pandora A/S	3,883	279,416
Tryg A/S	5,020	158,222
Vestas Wind Systems A/S	7,927	1,282,640

		14,087,584

Finland (0.3%)
Elisa OYJ	5,939	350,057
Fortum OYJ	17,401	352,195
Kone OYJ, Class B	13,617	1,197,098
Neste OYJ	16,851	886,089
Nokia OYJ*	223,750	877,010
Nordea Bank Abp (Aquis Stock Exchange)	1,902	14,447
Nordea Bank Abp (Turquoise Stock Exchange)	126,395	962,799
Orion OYJ, Class B	4,169	188,672
Sampo OYJ, Class A	18,633	737,156
Stora Enso OYJ, Class R	23,119	362,289
UPM-Kymmene OYJ	21,406	651,514
Wartsila OYJ Abp	17,091	134,483

		6,713,809

France (4.5%)
Accor SA*	7,221	201,968
Adevinta ASA*	9,762	167,417
Aeroports de Paris	1,093	108,833
Air Liquide SA	18,793	2,982,136
Airbus SE*	111,012	8,057,779
Alstom SA*	7,976	397,106
Amundi SA(m)*	2,232	157,354
Arkema SA	2,658	281,984
Atos SE*	3,828	308,360
AXA SA‡	77,397	1,428,775
BioMerieux	1,552	242,950
BNP Paribas SA*	45,062	1,632,417
Bollore SA	36,559	136,459
Bouygues SA	9,136	316,733
Bureau Veritas SA*	11,216	251,923
Capgemini SE	6,346	812,769
Carrefour SA	23,699	379,332
Cie de Saint-Gobain*	20,592	864,572
Cie Generale des Etablissements Michelin SCA	6,818	729,559
CNP Assurances*	7,430	92,853
Covivio (REIT)	2,116	149,363
Credit Agricole SA*	45,297	395,930
Danone SA	24,730	1,599,564
Dassault Aviation SA*	103	87,428
Dassault Systemes SE	10,213	1,905,079
Edenred	9,858	442,283
Eiffage SA*	3,432	279,720
Electricite de France SA	23,704	250,768
Engie SA*	73,380	980,759
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	3,465	473,079
EssilorLuxottica SA (Turquoise Stock Exchange)*	7,904	1,074,829
Eurazeo SE*	1,724	93,305
Faurecia SE*	3,201	138,232
Gecina SA (REIT)	1,771	234,304
Getlink SE*	17,070	231,442
Hermes International	1,258	1,084,376
Icade (REIT)	1,280	71,849
Iliad SA	601	110,565
Ingenico Group SA*	2,358	364,866
Ipsen SA	1,556	163,243
JCDecaux SA*	3,295	57,093
Kering SA	15,852	10,531,835
Klepierre SA (REIT)(x)	7,844	110,044
La Francaise des Jeux SAEM(m)	3,513	129,024
Legrand SA	10,668	851,665
L’Oreal SA	9,997	3,253,045
LVMH Moet Hennessy Louis Vuitton SE	40,127	18,759,209
Natixis SA*	40,344	90,673
Orange SA	78,630	818,187
Orpea*	2,127	241,576
Pernod Ricard SA	8,481	1,353,484
Peugeot SA*	22,944	413,688
Publicis Groupe SA	8,453	273,933
Remy Cointreau SA(x)	819	149,495
Renault SA(x)*	7,937	204,871
Safran SA*	12,815	1,261,045
Sanofi	45,003	4,512,409
Sartorius Stedim Biotech	1,140	392,632
Schneider Electric SE	21,928	2,721,594
SCOR SE*	6,414	177,712
SEB SA	807	131,268
Societe Generale SA*	31,924	422,438
Sodexo SA	3,524	250,954
Suez SA(x)	13,065	241,864

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Teleperformance	2,370	$729,873
Thales SA	4,082	305,655
TOTAL SE	98,208	3,371,779
Ubisoft Entertainment SA*	3,766	340,330
Unibail-Rodamco- Westfield (REIT)(x)	5,492	202,647
Valeo SA	9,029	275,956
Veolia Environnement SA	21,858	471,388
Vinci SA	20,643	1,721,851
Vivendi SA	33,217	925,831
Wendel SE	1,037	94,067
Worldline SA(m)*	5,352	438,852

		85,910,230

Germany (3.3%)
adidas AG*	7,545	2,442,039
Allianz SE (Registered)	16,572	3,178,818
Aroundtown SA*	39,755	199,829
BASF SE	36,796	2,240,664
Bayer AG (Registered)	38,923	2,432,714
Bayerische Motoren Werke AG	13,105	951,555
Bayerische Motoren Werke AG (Preference)(q)	2,462	134,898
Beiersdorf AG	4,087	464,765
Brenntag AG	5,927	377,137
Carl Zeiss Meditec AG	1,476	186,810
Commerzbank AG*	39,015	191,756
Continental AG	4,318	468,094
Covestro AG(m)	6,853	340,264
Daimler AG (Registered)	34,287	1,848,771
Delivery Hero SE(m)*	5,265	605,634
Deutsche Bank AG (Registered)*	76,825	647,736
Deutsche Boerse AG	7,580	1,331,193
Deutsche Lufthansa AG (Registered)*	12,654	109,071
Deutsche Post AG (Registered)	39,629	1,807,128
Deutsche Telekom AG (Registered)	131,888	2,209,418
Deutsche Wohnen SE	13,518	676,396
E.ON SE	89,050	983,884
Evonik Industries AG	8,736	226,324
Fraport AG Frankfurt Airport Services Worldwide*	1,739	68,863
Fresenius Medical Care AG & Co. KGaA	8,495	717,300
Fresenius SE & Co. KGaA	16,748	762,362
FUCHS PETROLUB SE (Preference)(q)	2,900	147,480
GEA Group AG	6,164	217,281
Hannover Rueck SE	2,451	379,953
HeidelbergCement AG	5,998	367,926
Henkel AG & Co. KGaA	4,191	392,563
Henkel AG & Co. KGaA (Preference)(q)	7,084	741,773
HOCHTIEF AG	873	67,961
Infineon Technologies AG	49,934	1,412,471
KION Group AG	2,476	212,642
Knorr-Bremse AG	2,905	343,155
LANXESS AG	3,369	193,353
LEG Immobilien AG	2,817	402,133
Merck KGaA	5,152	752,309
METRO AG	5,833	58,258
MTU Aero Engines AG	2,114	351,598
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	5,601	1,422,090
Nemetschek SE	2,361	172,926
Porsche Automobil Holding SE (Preference)(q)*	6,224	371,602
Puma SE*	3,303	297,606
RWE AG	25,422	953,104
SAP SE	108,783	16,940,061
Sartorius AG (Preference)(q)	1,422	584,148
Scout24 AG(m)	4,388	383,000
Siemens AG (Registered)	30,433	3,848,122
Siemens Energy AG*	15,324	413,219
Siemens Healthineers AG(m)	10,949	491,651
Symrise AG	5,082	703,054
TeamViewer AG*	5,325	262,951
Telefonica Deutschland Holding AG	40,329	103,442
thyssenkrupp AG*	17,368	87,780
Uniper SE	7,638	246,782
United Internet AG (Registered)	4,068	155,664
Volkswagen AG	1,242	217,117
Volkswagen AG (Preference)(q)	7,399	1,190,784
Vonovia SE	20,579	1,414,158
Zalando SE(m)*	5,904	552,625

		62,456,165

Hong Kong (1.0%)
AIA Group Ltd.	481,200	4,740,387
ASM Pacific Technology Ltd.	11,800	120,613
Bank of East Asia Ltd. (The)	54,200	99,922
CK Asset Holdings Ltd.	102,764	501,394
CK Infrastructure Holdings Ltd.	28,000	131,032
CLP Holdings Ltd.	65,000	605,883
Dairy Farm International Holdings Ltd.	14,900	56,399
Hang Lung Properties Ltd.	75,000	191,252
Hang Seng Bank Ltd.	30,400	451,256
Henderson Land Development Co. Ltd.	55,474	204,651
HK Electric Investments & HK Electric Investments Ltd.(m)	100,000	103,282
HKT Trust & HKT Ltd.	159,260	210,998
Hong Kong & China Gas Co. Ltd.	425,244	611,100
Hong Kong Exchanges & Clearing Ltd.	105,228	4,946,177
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	37,900	140,412
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	6,200	23,090
Jardine Matheson Holdings Ltd.	8,900	353,864
Jardine Strategic Holdings Ltd.	8,500	170,595
Kerry Properties Ltd.	30,500	77,933
Link REIT (REIT)	83,000	678,474
Melco Resorts & Entertainment Ltd. (ADR)	8,883	147,902
MTR Corp. Ltd.	60,500	300,246
New World Development Co. Ltd.	62,095	302,297
Pacific Century Premium Developments Ltd.*	16,956	4,461
PCCW Ltd.	157,000	93,832
Power Assets Holdings Ltd.	56,000	294,529
Sino Biopharmaceutical Ltd.	1,879,000	2,059,495
Sino Land Co. Ltd.	131,001	152,458
Sun Hung Kai Properties Ltd.	51,000	653,816
Swire Pacific Ltd., Class A	22,000	106,678
Swire Properties Ltd.	50,000	132,115
Techtronic Industries Co. Ltd.	55,000	723,231
WH Group Ltd.(m)	367,000	298,711
Wharf Real Estate Investment Co. Ltd.	62,100	254,214

		19,942,699

Hungary (0.2%)
Richter Gedeon Nyrt	138,952	2,933,344

India (1.3%)
Bharti Airtel Ltd.	295,366	1,691,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
DLF Ltd.	2,180,753	$4,537,108
Eicher Motors Ltd.	43,230	1,300,654
HDFC Bank Ltd. (ADR)*	38,228	1,909,871
ICICI Bank Ltd.*	375,718	1,822,587
ICICI Bank Ltd. (ADR)*	332,717	3,270,608
ICICI Prudential Life Insurance Co. Ltd.(m)	206,816	1,186,565
Infosys Ltd.	205,311	2,836,460
Infosys Ltd. (ADR)	64,263	887,472
Marico Ltd.	135,302	667,873
Reliance Industries Ltd. (National Stock Exchange)	84,918	2,586,368
Reliance Industries Ltd.- Partly Paid	70,370	1,288,743
Shree Cement Ltd.	3,800	1,044,027

		25,030,071

Indonesia (0.2%)
Bank Central Asia Tbk. PT	2,027,100	3,699,404

Ireland (0.2%)
AerCap Holdings NV*	4,811	121,189
CRH plc	31,197	1,126,560
Flutter Entertainment plc	6,164	976,714
Kerry Group plc, Class A	6,351	815,298
Kingspan Group plc	6,024	547,902
Smurfit Kappa Group plc	9,026	354,174

		3,941,837

Israel (0.2%)
Azrieli Group Ltd.	1,769	78,817
Bank Hapoalim BM	45,513	242,993
Bank Leumi Le-Israel BM	59,393	261,295
Check Point Software Technologies Ltd.*	4,597	553,203
Elbit Systems Ltd.	1,005	122,063
ICL Group Ltd.	24,037	84,857
Israel Discount Bank Ltd., Class A	51,209	138,029
Mizrahi Tefahot Bank Ltd.	5,051	89,503
Nice Ltd.*	2,439	552,651
Teva Pharmaceutical Industries Ltd. (ADR)*	42,241	380,591
Wix.com Ltd.*	2,062	525,501

		3,029,503

Italy (0.6%)
Assicurazioni Generali SpA	44,099	621,066
Atlantia SpA*	19,977	313,271
Brunello Cucinelli SpA*	21,608	659,040
Davide Campari-Milano NV	24,692	269,881
DiaSorin SpA	1,039	209,423
Enel SpA	322,681	2,801,888
Eni SpA	100,169	783,607
Ferrari NV	5,036	921,816
FinecoBank Banca Fineco SpA*	23,371	321,579
Infrastrutture Wireless Italiane SpA(m)	9,888	109,646
Intesa Sanpaolo SpA	660,237	1,239,746
Leonardo SpA	13,690	80,048
Mediobanca Banca di Credito Finanziario SpA	23,828	186,856
Moncler SpA*	7,811	319,925
Nexi SpA(m)*	15,438	309,577
Pirelli & C SpA(m)*	17,617	75,457
Poste Italiane SpA(m)	19,876	176,067
Prysmian SpA	9,153	266,144
Recordati Industria Chimica e Farmaceutica SpA	4,306	220,303
Snam SpA	78,427	403,256
Telecom Italia SpA (Aquis Stock Exchange)	224,302	90,863
Telecom Italia SpA (Turquoise Stock Exchange)	335,970	134,438
Terna Rete Elettrica Nazionale SpA	55,993	392,300
UniCredit SpA*	84,560	697,340

		11,603,537

Japan (9.9%)
ABC-Mart, Inc.	1,200	62,463
Acom Co. Ltd.(x)	18,300	79,284
Advantest Corp.(x)	8,000	388,567
Aeon Co. Ltd.	26,400	709,674
Aeon Mall Co. Ltd.	3,980	55,947
AGC, Inc.	7,200	210,865
Air Water, Inc.	8,100	109,576
Aisin Seiki Co. Ltd.	6,300	201,431
Ajinomoto Co., Inc.	18,800	386,482
Alfresa Holdings Corp.	6,800	148,758
Amada Co. Ltd.	12,400	116,219
ANA Holdings, Inc.(x)*	4,400	101,944
Aozora Bank Ltd.(x)	4,200	69,796
Asahi Group Holdings Ltd.	18,200	633,897
Asahi Intecc Co. Ltd.	7,500	235,591
Asahi Kasei Corp.	49,600	432,977
Astellas Pharma, Inc.	73,900	1,100,115
Bandai Namco Holdings, Inc.(x)	8,100	591,698
Bank of Kyoto Ltd. (The)(x)	2,000	96,621
Benesse Holdings, Inc.	2,700	69,327
Bridgestone Corp.	21,300	672,797
Brother Industries Ltd.	8,200	130,239
Calbee, Inc.	3,500	115,383
Canon, Inc.(x)	40,100	665,575
Capcom Co. Ltd.	79,800	4,462,802
Casio Computer Co. Ltd.	7,400	119,479
Central Japan Railway Co.	5,700	817,762
Chiba Bank Ltd. (The)	21,200	116,993
Chubu Electric Power Co., Inc.	26,300	319,894
Chugai Pharmaceutical Co. Ltd.	26,600	1,193,651
Chugoku Electric Power Co., Inc. (The)(x)	11,400	142,728
Coca-Cola Bottlers Japan Holdings, Inc.	5,400	90,389
Concordia Financial Group Ltd.(x)	41,000	142,920
Cosmos Pharmaceutical Corp.	800	139,159
CyberAgent, Inc.	3,800	235,009
Dai Nippon Printing Co. Ltd.	9,300	188,374
Daicel Corp.	10,300	74,231
Daifuku Co. Ltd.	3,900	392,535
Dai-ichi Life Holdings, Inc.	42,600	601,227
Daiichi Sankyo Co. Ltd.	68,100	2,092,612
Daikin Industries Ltd.	9,900	1,825,467
Daito Trust Construction Co. Ltd.	2,600	230,519
Daiwa House Industry Co. Ltd.	22,300	572,965
Daiwa House REIT Investment Corp. (REIT)	82	209,980
Daiwa Securities Group, Inc.	59,700	250,574
Denso Corp.(x)	17,200	753,405
Dentsu Group, Inc.	8,586	253,690
Disco Corp.	1,200	291,990
East Japan Railway Co.	12,137	747,857
Eisai Co. Ltd.(x)	10,000	912,510
Electric Power Development Co. Ltd.	5,400	83,331
ENEOS Holdings, Inc.	121,533	433,987
FANUC Corp.	24,318	4,665,097
Fast Retailing Co. Ltd.	2,300	1,443,157
Fuji Electric Co. Ltd.	5,500	173,774
FUJIFILM Holdings Corp.	14,400	709,568
Fujitsu Ltd.	7,800	1,068,057
Fukuoka Financial Group, Inc.	6,100	102,700

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
GLP J-REIT (REIT)	149	$230,015
GMO Payment Gateway, Inc.	1,500	161,315
Hakuhodo DY Holdings, Inc.	10,000	129,227
Hamamatsu Photonics KK	5,800	292,247
Hankyu Hanshin Holdings, Inc.	9,100	292,744
Hikari Tsushin, Inc.	800	190,641
Hino Motors Ltd.	12,300	79,714
Hirose Electric Co. Ltd.(x)	1,149	147,936
Hisamitsu Pharmaceutical Co., Inc.	2,200	112,317
Hitachi Construction Machinery Co. Ltd.(x)	4,000	144,854
Hitachi Ltd.	38,540	1,302,255
Hitachi Metals Ltd.	8,100	124,517
Honda Motor Co. Ltd.	65,300	1,540,690
Hoshizaki Corp.	1,800	143,550
Hoya Corp.	15,000	1,690,795
Hulic Co. Ltd.	12,300	115,367
Idemitsu Kosan Co. Ltd.(x)	8,439	179,797
Iida Group Holdings Co. Ltd.	5,600	113,223
Inpex Corp.	39,500	211,314
Isetan Mitsukoshi Holdings Ltd.	15,700	83,275
Isuzu Motors Ltd.	20,200	176,965
Ito En Ltd.	2,200	156,958
ITOCHU Corp.(x)	53,800	1,375,708
Itochu Techno-Solutions Corp.	3,800	144,619
Japan Airlines Co. Ltd.	4,688	88,005
Japan Airport Terminal Co. Ltd.	2,200	97,066
Japan Exchange Group, Inc.	20,500	573,682
Japan Post Bank Co. Ltd.(x)	17,400	135,901
Japan Post Holdings Co. Ltd.	61,400	418,806
Japan Post Insurance Co. Ltd.	9,400	147,901
Japan Prime Realty Investment Corp. (REIT)	32	99,371
Japan Real Estate Investment Corp. (REIT)	52	265,869
Japan Retail Fund Investment Corp. (REIT)	110	170,339
Japan Tobacco, Inc.	48,200	880,171
JFE Holdings, Inc.	20,200	141,277
JGC Holdings Corp.	9,200	95,559
JSR Corp.(x)	7,700	182,635
JTEKT Corp.	8,600	67,399
Kajima Corp.(x)	16,800	201,218
Kakaku.com, Inc.	4,700	124,254
Kamigumi Co. Ltd.	3,600	70,878
Kansai Electric Power Co., Inc. (The)	27,700	268,511
Kansai Paint Co. Ltd.	7,300	181,319
Kao Corp.	19,200	1,440,771
Kawasaki Heavy Industries Ltd.	6,200	83,909
KDDI Corp.(x)	64,200	1,624,000
Keihan Holdings Co. Ltd.	4,000	165,891
Keikyu Corp.(x)	9,499	145,904
Keio Corp.	3,800	234,985
Keisei Electric Railway Co. Ltd.	5,399	152,632
Keyence Corp.	25,572	11,917,642
Kikkoman Corp.(x)	5,800	321,864
Kintetsu Group Holdings Co. Ltd.	6,800	290,085
Kirin Holdings Co. Ltd.	32,700	614,172
Kobayashi Pharmaceutical Co. Ltd.	2,100	203,273
Kobe Bussan Co. Ltd.	2,500	137,457
Koito Manufacturing Co. Ltd.	4,100	209,019
Komatsu Ltd.	34,800	766,109
Konami Holdings Corp.(x)	3,600	156,044
Kose Corp.	1,400	171,177
Kubota Corp.	41,400	740,598
Kuraray Co. Ltd.	13,300	129,168
Kurita Water Industries Ltd.	3,900	128,717
Kyocera Corp.	12,900	737,080
Kyowa Kirin Co. Ltd.	10,400	295,402
Kyushu Electric Power Co., Inc.(x)	14,800	134,430
Kyushu Railway Co.	5,900	126,039
Lasertec Corp.	3,100	256,381
Lawson, Inc.	2,000	95,281
LINE Corp.*	1,500	76,407
Lion Corp.	8,500	174,808
LIXIL Group Corp.	10,900	219,161
M3, Inc.	17,600	1,092,817
Makita Corp.	8,900	424,506
Marubeni Corp.	66,300	376,158
Marui Group Co. Ltd.(x)	7,500	143,872
Maruichi Steel Tube Ltd.	2,300	57,522
Mazda Motor Corp.	22,060	128,995
McDonald’s Holdings Co. Japan Ltd.(x)	2,710	131,829
Mebuki Financial Group, Inc.	36,300	82,361
Medipal Holdings Corp.	7,800	156,186
Meiji Holdings Co. Ltd.	4,444	339,538
Mercari, Inc.*	3,700	170,964
Minebea Mitsumi, Inc.	65,600	1,237,697
MISUMI Group, Inc.	11,200	313,033
Mitsubishi Chemical Holdings Corp.	52,500	303,118
Mitsubishi Corp.	53,300	1,275,117
Mitsubishi Electric Corp.	73,100	986,908
Mitsubishi Estate Co. Ltd.	47,400	716,407
Mitsubishi Gas Chemical Co., Inc.	5,600	103,894
Mitsubishi Heavy Industries Ltd.	13,100	290,967
Mitsubishi Materials Corp.	4,200	82,920
Mitsubishi Motors Corp.	27,800	61,364
Mitsubishi UFJ Financial Group, Inc.	483,000	1,916,748
Mitsubishi UFJ Lease & Finance Co. Ltd.	17,400	80,477
Mitsui & Co. Ltd.(x)	64,900	1,114,805
Mitsui Chemicals, Inc.	6,900	166,916
Mitsui Fudosan Co. Ltd.	37,000	644,457
Miura Co. Ltd.	3,600	176,029
Mizuho Financial Group, Inc.(x)	96,154	1,201,117
MonotaRO Co. Ltd.	4,800	239,062
MS&AD Insurance Group Holdings, Inc.(x)	17,407	471,471
Murata Manufacturing Co. Ltd.(x)	143,909	9,285,278
Nabtesco Corp.	4,800	174,891
Nagoya Railroad Co. Ltd.(x)	7,100	194,554
NEC Corp.	9,900	579,506
Nexon Co. Ltd.	19,100	474,345
NGK Insulators Ltd.	10,300	146,960
NGK Spark Plug Co. Ltd.	6,000	104,674
NH Foods Ltd.	3,200	142,805
Nidec Corp.	124,512	11,579,744
Nihon M&A Center, Inc.	6,100	347,950
Nikon Corp.(x)	12,300	83,106
Nintendo Co. Ltd.	4,400	2,501,314
Nippon Building Fund, Inc. (REIT)	52	295,207
Nippon Express Co. Ltd.	2,700	157,175
Nippon Paint Holdings Co. Ltd.	5,800	596,878
Nippon Prologis REIT, Inc. (REIT)	85	287,009
Nippon Sanso Holdings Corp.	6,500	100,475
Nippon Shinyaku Co. Ltd.	1,900	156,651
Nippon Steel Corp.*	31,291	295,545
Nippon Telegraph & Telephone Corp.	51,136	1,046,194
Nippon Yusen KK	5,700	98,816
Nissan Chemical Corp.	4,700	250,715
Nissan Motor Co. Ltd.	95,200	338,357
Nisshin Seifun Group, Inc.	8,180	130,429
Nissin Foods Holdings Co. Ltd.(x)	2,400	225,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Nitori Holdings Co. Ltd.	3,100	$644,769
Nitto Denko Corp.	6,400	417,244
Nomura Holdings, Inc.	123,700	564,287
Nomura Real Estate Holdings, Inc.	4,500	85,591
Nomura Real Estate Master Fund, Inc. (REIT)	167	209,960
Nomura Research Institute Ltd.	12,654	371,902
NSK Ltd.	13,700	104,861
NTT Data Corp.	25,100	321,766
NTT DOCOMO, Inc.(x)	44,700	1,657,678
Obayashi Corp.	25,100	227,483
Obic Co. Ltd.	2,700	475,078
Odakyu Electric Railway Co. Ltd.(x)	12,000	301,914
Oji Holdings Corp.	37,000	169,805
Olympus Corp.	46,700	969,362
Omron Corp.	70,000	5,452,532
Ono Pharmaceutical Co. Ltd.	14,400	452,075
Oracle Corp. (Tokyo Stock Exchange)	1,400	151,785
Oriental Land Co. Ltd.	8,000	1,120,741
ORIX Corp.	53,200	662,309
Orix JREIT, Inc. (REIT)	112	172,780
Osaka Gas Co. Ltd.	15,500	301,985
Otsuka Corp.	4,100	209,820
Otsuka Holdings Co. Ltd.	15,700	665,849
Pan Pacific International Holdings Corp.	17,000	396,015
Panasonic Corp.	88,300	747,975
Park24 Co. Ltd.	4,200	67,801
PeptiDream, Inc.*	4,000	187,947
Persol Holdings Co. Ltd.	6,900	112,229
Pigeon Corp.	4,900	218,919
Pola Orbis Holdings, Inc.	4,000	75,547
Rakuten, Inc.	33,400	360,805
Recruit Holdings Co. Ltd.	51,000	2,023,548
Renesas Electronics Corp.*	32,200	235,842
Resona Holdings, Inc.	85,505	291,406
Ricoh Co. Ltd.(x)	27,100	182,689
Rinnai Corp.	1,400	136,777
Rohm Co. Ltd.	3,400	262,529
Ryohin Keikaku Co. Ltd.	10,000	166,103
Santen Pharmaceutical Co. Ltd.	15,000	307,574
SBI Holdings, Inc.	8,960	231,846
SCSK Corp.(x)	2,100	117,490
Secom Co. Ltd.	8,300	758,403
Sega Sammy Holdings, Inc.	6,600	80,277
Seibu Holdings, Inc.(x)	8,800	94,660
Seiko Epson Corp.(x)	10,600	121,854
Sekisui Chemical Co. Ltd.	13,900	222,200
Sekisui House Ltd.	24,600	435,070
Seven & i Holdings Co. Ltd.	29,800	921,208
Seven Bank Ltd.(x)	23,200	56,251
SG Holdings Co. Ltd.	6,100	317,046
Sharp Corp.	8,199	101,582
Shimadzu Corp.	8,500	259,308
Shimamura Co. Ltd.	800	78,203
Shimano, Inc.	2,900	570,962
Shimizu Corp.(x)	23,100	173,232
Shin-Etsu Chemical Co. Ltd.	14,100	1,840,359
Shinsei Bank Ltd.	7,200	89,212
Shionogi & Co. Ltd.(x)	10,600	567,111
Shiseido Co. Ltd.	16,000	918,088
Shizuoka Bank Ltd. (The)(x)	17,300	119,652
Showa Denko KK	5,900	108,143
SMC Corp.	2,300	1,280,082
SoftBank Corp.(x)	115,000	1,288,560
SoftBank Group Corp.	62,300	3,846,854
Sohgo Security Services Co. Ltd.	2,800	133,422
Sompo Holdings, Inc.	13,281	460,030
Sony Corp.	50,100	3,831,894
Square Enix Holdings Co. Ltd.	3,800	252,648
Stanley Electric Co. Ltd.	4,800	137,741
Subaru Corp.(x)	24,200	469,785
SUMCO Corp.	9,600	135,020
Sumitomo Chemical Co. Ltd.(x)	59,900	198,338
Sumitomo Corp.	47,400	568,366
Sumitomo Dainippon Pharma Co. Ltd.(x)	8,200	107,978
Sumitomo Electric Industries Ltd.	30,400	341,600
Sumitomo Heavy Industries Ltd.	4,800	111,667
Sumitomo Metal Mining Co. Ltd.	9,200	284,796
Sumitomo Mitsui Financial Group, Inc.	52,107	1,449,937
Sumitomo Mitsui Trust Holdings, Inc.	13,602	361,943
Sumitomo Realty & Development Co. Ltd.(x)	12,400	366,856
Sumitomo Rubber Industries Ltd.	6,800	63,078
Sundrug Co. Ltd.	2,500	94,124
Suntory Beverage & Food Ltd.	5,700	214,238
Suzuken Co. Ltd.	2,810	107,102
Suzuki Motor Corp.	14,600	625,340
Sysmex Corp.	6,700	639,408
T&D Holdings, Inc.	22,300	220,541
Taiheiyo Cement Corp.	4,500	114,848
Taisei Corp.	7,900	266,195
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	72,546
Takeda Pharmaceutical Co. Ltd.	135,616	4,830,910
TDK Corp.	49,700	5,434,884
Teijin Ltd.(x)	6,700	103,882
Terumo Corp.	25,600	1,019,943
THK Co. Ltd.	4,900	122,936
TIS, Inc.	9,200	195,535
Tobu Railway Co. Ltd.(x)	7,300	225,479
Toho Co. Ltd.	4,800	197,853
Toho Gas Co. Ltd.	3,000	148,725
Tohoku Electric Power Co., Inc.	18,100	181,370
Tokio Marine Holdings, Inc.	25,000	1,094,805
Tokyo Century Corp.(x)	1,900	103,395
Tokyo Electric Power Co. Holdings, Inc.*	58,100	159,735
Tokyo Electron Ltd.	5,900	1,544,204
Tokyo Gas Co. Ltd.	15,100	344,981
Tokyu Corp.(x)	19,800	256,991
Tokyu Fudosan Holdings Corp.(x)	23,000	99,019
Toppan Printing Co. Ltd.	10,500	147,890
Toray Industries, Inc.(x)	56,400	257,910
Toshiba Corp.	15,500	394,539
Tosoh Corp.	10,500	170,721
TOTO Ltd.	5,500	252,352
Toyo Suisan Kaisha Ltd.	3,400	179,685
Toyoda Gosei Co. Ltd.	2,600	59,592
Toyota Industries Corp.	6,000	379,395
Toyota Motor Corp.	84,474	5,587,073
Toyota Tsusho Corp.	8,600	240,177
Trend Micro, Inc.	5,300	323,394
Tsuruha Holdings, Inc.	1,400	198,134
Unicharm Corp.	16,400	732,653
United Urban Investment Corp. (REIT)	119	132,713
USS Co. Ltd.	9,000	160,990
Welcia Holdings Co. Ltd.	4,000	175,865
West Japan Railway Co.	6,600	326,211
Yakult Honsha Co. Ltd.	4,900	271,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Yamada Holdings Co. Ltd.	29,900	$149,092
Yamaha Corp.(x)	5,500	263,264
Yamaha Motor Co. Ltd.	10,400	151,222
Yamato Holdings Co. Ltd.	12,100	318,506
Yamazaki Baking Co. Ltd.	4,300	75,102
Yaskawa Electric Corp.	9,900	386,608
Yokogawa Electric Corp.	9,800	155,690
Yokohama Rubber Co. Ltd. (The)	5,000	71,165
Z Holdings Corp.	104,300	696,844
ZOZO, Inc.	4,000	111,562

		188,570,904

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,038	235,728

Luxembourg (0.0%)
ArcelorMittal SA*	29,606	394,824
Eurofins Scientific SE*	507	401,360
SES SA (FDR)	15,575	110,188

		906,372

Macau (0.1%)
Galaxy Entertainment Group Ltd.	86,000	582,079
Sands China Ltd.	96,387	375,070
SJM Holdings Ltd.	76,000	89,754
Wynn Macau Ltd.*	58,000	92,845

		1,139,748

Malta (0.0%)
BGP Holdings plc(r)*	796,081	—

Mexico (0.2%)
Grupo Aeroportuario del Centro Norte SAB de CV*	409,333	1,876,769
Wal-Mart de Mexico SAB de CV	1,059,248	2,534,645

		4,411,414

Netherlands (1.6%)
ABN AMRO Bank NV (CVA)(m)	17,043	142,515
Adyen NV(m)*	720	1,326,857
Aegon NV	72,867	189,242
Akzo Nobel NV	7,730	782,855
Altice Europe NV, Class A*	23,833	114,143
Argenx SE*	1,819	467,485
ASML Holding NV	20,497	7,557,953
ASML Holding NV (Registered) (NYRS)	16,897	6,239,555
EXOR NV	4,271	232,417
Heineken Holding NV	4,679	364,142
Heineken NV	10,251	910,970
ING Groep NV	155,461	1,100,797
Just Eat Takeaway.com NV(m)(x)*	5,156	577,409
Koninklijke Ahold Delhaize NV	43,878	1,298,597
Koninklijke DSM NV	6,905	1,137,915
Koninklijke KPN NV	145,138	341,274
Koninklijke Philips NV*	36,073	1,699,408
Koninklijke Vopak NV	2,793	157,357
NN Group NV	11,733	440,713
Randstad NV*	4,535	236,636
Royal Dutch Shell plc, Class B	148,475	1,796,104
Royal Dutch Shell plc (London Stock Exchange), Class A	164,302	2,033,599
uniQure NV*	28,841	1,062,214
Wolters Kluwer NV	10,798	921,890

		31,132,047

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	29,207	297,472
Auckland International Airport Ltd.	50,232	243,385
Fisher & Paykel Healthcare Corp. Ltd.	22,597	497,401
Mercury NZ Ltd.	24,181	81,592
Meridian Energy Ltd.	54,438	177,572
Ryman Healthcare Ltd.	15,863	148,362
Spark New Zealand Ltd.	76,708	239,228

		1,685,012

Norway (0.2%)
DNB ASA	38,097	526,184
Equinor ASA	39,914	563,291
Gjensidige Forsikring ASA	8,270	167,883
Mowi ASA	17,705	314,073
Norsk Hydro ASA*	51,365	141,384
Orkla ASA	29,390	297,431
Schibsted ASA, Class B*	3,916	156,460
Telenor ASA	29,403	492,648
Yara International ASA	7,155	275,496

		2,934,850

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	146,078	1,785,073

Poland (0.4%)
CD Projekt SA*	23,096	2,496,796
LPP SA*	1,214	2,059,721
PLAY Communications SA(m)	257,957	2,576,927

		7,133,444

Portugal (0.2%)
EDP - Energias de Portugal SA	111,422	547,646
Galp Energia SGPS SA	19,538	181,100
Jeronimo Martins SGPS SA	159,143	2,556,830

		3,285,576

Russia (1.0%)
Evraz plc	21,679	96,664
LUKOIL PJSC (ADR)	41,700	2,393,997
Novatek PJSC (GDR)(m)	21,017	2,875,750
Novolipetsk Steel PJSC (GDR)(m)	102,491	2,267,036
TCS Group Holding plc (GDR)(m)	102,047	2,694,468
X5 Retail Group NV (GDR)(m)	90,548	3,349,817
Yandex NV, Class A*	70,738	4,615,654

		18,293,386

Singapore (0.3%)
Ascendas REIT (REIT)	116,023	276,987
CapitaLand Commercial Trust (REIT)	101,413	122,765
CapitaLand Ltd.	98,600	197,009
CapitaLand Mall Trust (REIT)	105,400	150,071
City Developments Ltd.	16,000	89,989
DBS Group Holdings Ltd.	72,200	1,061,941
Genting Singapore Ltd.	235,557	115,731
Jardine Cycle & Carriage Ltd.	4,533	60,127
Keppel Corp. Ltd.	62,800	205,990
Mapletree Commercial Trust (REIT)	85,300	122,074
Mapletree Logistics Trust (REIT)	109,400	164,340
Oversea-Chinese Banking Corp. Ltd.	133,178	827,400
Singapore Airlines Ltd.	53,750	137,385
Singapore Exchange Ltd.	31,500	211,975
Singapore Technologies Engineering Ltd.	63,200	161,064
Singapore Telecommunications Ltd.	320,300	499,656
Suntec REIT (REIT)	74,500	79,749
United Overseas Bank Ltd.	46,767	656,523
UOL Group Ltd.	20,143	98,657
Venture Corp. Ltd.	11,700	165,894

		5,405,327

South Africa (0.3%)
Anglo American plc	48,822	1,178,984
Capitec Bank Holdings Ltd.	43,370	2,684,468
Clicks Group Ltd.	195,303	2,588,440

		6,451,892

South Korea (1.1%)
Kakao Corp.	8,499	2,645,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
NCSoft Corp.	1,936	$1,333,349
Samsung Biologics Co. Ltd.(m)*	2,376	1,400,732
Samsung Electronics Co. Ltd.	255,433	12,870,164
SK Hynix, Inc.	29,813	2,139,134

		20,389,053

Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	10,574	239,577
Aena SME SA(m)*	2,635	367,033
Amadeus IT Group SA	17,879	992,213
Banco Bilbao Vizcaya Argentaria SA	261,675	723,210
Banco Santander SA	664,368	1,237,692
Bankinter SA	28,719	123,566
CaixaBank SA	143,350	303,944
Cellnex Telecom SA(m)	12,676	770,394
Enagas SA	9,698	223,430
Endesa SA	12,561	335,941
Ferrovial SA	19,472	472,378
Grifols SA(x)	11,733	338,141
Iberdrola SA	235,734	2,901,375
Industria de Diseno Textil SA	178,214	4,954,832
Mapfre SA	52,095	81,571
Naturgy Energy Group SA	11,750	235,605
Red Electrica Corp. SA	17,001	318,997
Repsol SA	59,347	396,392
Siemens Gamesa Renewable Energy SA	9,441	254,470
Telefonica SA(x)	195,578	670,803

		15,941,564

Sweden (1.4%)
Alfa Laval AB*	12,685	279,965
Assa Abloy AB, Class B	219,071	5,113,348
Atlas Copco AB, Class A	138,512	6,592,228
Atlas Copco AB, Class B	15,181	632,488
Boliden AB	11,407	339,153
Electrolux AB(x)	9,140	213,035
Epiroc AB, Class A	25,797	374,427
Epiroc AB, Class B	14,888	207,065
EQT AB	9,716	188,041
Essity AB, Class B	24,258	819,698
Evolution Gaming Group AB(m)	4,800	317,281
Hennes & Mauritz AB, Class B	32,279	556,767
Hexagon AB, Class B*	11,161	843,503
Husqvarna AB, Class B	17,218	189,585
ICA Gruppen AB(x)	3,796	192,971
Industrivarden AB, Class C*	6,024	160,518
Investment AB Latour, Class B	6,050	141,843
Investor AB, Class B	18,112	1,181,046
Kinnevik AB, Class B	9,292	376,136
L E Lundbergforetagen AB, Class B*	3,262	161,355
Lundin Energy AB	7,676	152,037
Nibe Industrier AB, Class B*	12,798	329,853
Sandvik AB*	45,174	881,214
Securitas AB, Class B*	11,640	178,140
Skandinaviska Enskilda Banken AB, Class A*	64,444	570,451
Skanska AB, Class B(x)	13,283	279,875
SKF AB, Class B	14,832	305,642
Svenska Cellulosa AB SCA, Class B(x)*	24,968	342,249
Svenska Handelsbanken AB, Class A*	62,485	524,789
Swedbank AB, Class A*	35,928	561,902
Swedish Match AB	6,529	532,688
Tele2 AB, Class B(x)	19,517	275,567
Telefonaktiebolaget LM Ericsson, Class B	116,372	1,272,369
Telia Co. AB	97,358	400,373
Volvo AB, Class B*	59,713	1,146,883

		26,634,485

Switzerland (3.1%)
ABB Ltd. (Registered)	73,830	1,871,221
Adecco Group AG (Registered)	6,065	320,505
Alcon, Inc.*	19,686	1,117,654
Baloise Holding AG (Registered)	1,928	283,610
Banque Cantonale Vaudoise (Registered)(x)	1,183	119,924
Barry Callebaut AG (Registered)	126	280,156
Chocoladefabriken Lindt & Spruengli AG	42	354,481
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	355,979
Cie Financiere Richemont SA (Registered)	20,847	1,396,349
Clariant AG (Registered)	7,335	144,211
Coca-Cola HBC AG	7,696	190,239
Credit Suisse Group AG (Registered)	96,331	964,154
EMS-Chemie Holding AG (Registered)	312	279,948
Geberit AG (Registered)	1,477	875,167
Givaudan SA (Registered)	369	1,590,400
Julius Baer Group Ltd.	9,189	391,739
Kuehne + Nagel International AG (Registered)	2,148	416,507
LafargeHolcim Ltd. (Registered)*	20,954	955,156
Logitech International SA (Registered)	6,723	520,249
Lonza Group AG (Registered)	2,983	1,841,347
Nestle SA (Registered)	118,470	14,055,173
Novartis AG (Registered)	88,389	7,681,116
Partners Group Holding AG	753	692,890
Roche Holding AG	27,968	9,568,614
Schindler Holding AG	1,579	431,121
Schindler Holding AG (Registered)	776	211,116
SGS SA (Registered)	239	640,611
Sika AG (Registered)	5,656	1,389,510
Sonova Holding AG (Registered)*	2,188	554,849
STMicroelectronics NV	25,297	773,261
Straumann Holding AG (Registered)	411	413,493
Swatch Group AG (The)	1,151	268,113
Swatch Group AG (The) (Registered)	1,830	82,161
Swiss Life Holding AG (Registered)*	1,282	484,368
Swiss Prime Site AG (Registered)	3,081	279,639
Swiss Re AG	11,635	861,176
Swisscom AG (Registered)	1,027	544,774
Temenos AG (Registered)	2,652	357,135
UBS Group AG (Registered)	146,869	1,639,596
Vifor Pharma AG	1,822	248,025
Zur Rose Group AG*	4,831	1,150,181
Zurich Insurance Group AG	5,950	2,068,730

		58,664,648

Taiwan (1.6%)
ASE Technology Holding Co. Ltd.	682,282	1,401,961
Delta Electronics, Inc.	276,000	1,809,860
Largan Precision Co. Ltd.	4,000	467,350
MediaTek, Inc.	173,000	3,648,035
Mega Financial Holding Co. Ltd.	59,000	56,678
Taiwan Semiconductor Manufacturing Co. Ltd.	1,447,133	21,733,876
Vanguard International Semiconductor Corp.	471,000	1,571,529

		30,689,289

Thailand (0.0%)
Muangthai Capital PCL*	568,200	885,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Turkey (0.1%)
Migros Ticaret A/S*	348,155	$1,856,354

United Kingdom (4.2%)
3i Group plc	38,028	488,149
Admiral Group plc	7,898	266,379
Ashtead Group plc	17,535	628,263
Associated British Foods plc	14,922	359,454
AstraZeneca plc	52,238	5,685,634
Auto Trader Group plc(m)	36,633	264,984
Avast plc(m)	496,031	3,354,615
AVEVA Group plc	2,690	166,329
Aviva plc	155,978	573,560
BAE Systems plc	128,240	793,229
Barclays plc	686,200	863,488
Barratt Developments plc	39,706	242,776
Berkeley Group Holdings plc	4,844	263,533
BP plc	802,571	2,330,191
British American Tobacco plc	91,161	3,276,598
British Land Co. plc (The) (REIT)	35,122	152,697
BT Group plc	348,172	442,463
Bunzl plc	13,789	444,881
Burberry Group plc	16,566	331,687
CK Hutchison Holdings Ltd.	107,764	653,361
CNH Industrial NV*	40,798	317,066
Coca-Cola European Partners plc	7,852	304,736
Compass Group plc	70,972	1,065,373
Croda International plc	4,992	403,035
DCC plc	3,845	296,315
Diageo plc	92,837	3,180,430
Direct Line Insurance Group plc	51,349	178,742
Experian plc	36,230	1,355,757
Farfetch Ltd., Class A*	87,392	2,198,783
Fiat Chrysler Automobiles NV*	43,525	532,848
GlaxoSmithKline plc	199,536	3,737,687
GVC Holdings plc	23,970	301,700
Halma plc	15,187	457,742
Hargreaves Lansdown plc	13,725	275,127
HSBC Holdings plc	808,993	3,142,876
Imperial Brands plc	37,860	667,353
Informa plc	59,609	289,016
InterContinental Hotels Group plc	7,019	368,505
Intertek Group plc	6,485	527,503
J Sainsbury plc	74,891	184,108
JD Sports Fashion plc	18,233	190,816
Johnson Matthey plc	7,748	234,302
Kingfisher plc	84,138	321,560
Land Securities Group plc (REIT)	27,818	187,314
Legal & General Group plc	231,657	561,425
Linde plc	11,119	2,647,767
Lloyds Banking Group plc	2,802,550	951,057
London Stock Exchange Group plc	12,637	1,445,683
M&G plc	106,706	218,393
Melrose Industries plc*	192,725	284,353
Mondi plc (Johannesburg Stock Exchange)	141,332	2,994,406
Mondi plc (London Stock Exchange)	19,483	410,029
National Grid plc	140,466	1,617,005
Natwest Group plc	194,888	266,103
Next plc	5,258	402,963
Ocado Group plc*	17,860	631,171
Pearson plc(x)	29,605	209,376
Persimmon plc	12,947	411,215
Prudential plc	343,262	4,900,667
Reckitt Benckiser Group plc	28,178	2,747,163
RELX plc (London Stock Exchange)	35,601	788,026
RELX plc (Turquoise Stock Exchange)	41,772	931,596
Rentokil Initial plc	74,132	510,195
Rolls-Royce Holdings plc(x)*	79,556	132,006
RSA Insurance Group plc	40,131	233,450
Sage Group plc (The)	43,462	402,509
Schroders plc	4,712	164,218
Segro plc (REIT)	46,260	556,096
Severn Trent plc	10,000	314,426
Smith & Nephew plc	35,045	682,900
Smiths Group plc	15,470	271,976
Spirax-Sarco Engineering plc	2,902	412,593
SSE plc	41,193	641,321
St James’s Place plc	20,611	246,278
Standard Chartered plc	107,252	491,705
Standard Life Aberdeen plc	89,267	259,892
Taylor Wimpey plc	139,792	194,521
TechnipFMC plc	8,056	50,833
Tesco plc	389,053	1,066,623
Unilever NV	58,068	3,505,580
Unilever plc	46,370	2,857,224
United Utilities Group plc	26,259	290,371
Vodafone Group plc	1,070,526	1,420,247
Whitbread plc	7,873	214,739
Wm Morrison Supermarkets plc	88,543	194,368
WPP plc	49,633	387,622

		80,221,056

United States (40.4%)
3M Co.	12,191	1,952,754
A O Smith Corp.	3,005	158,664
Abbott Laboratories	37,473	4,078,187
AbbVie, Inc.	37,352	3,271,662
ABIOMED, Inc.*	951	263,484
Accenture plc, Class A	13,465	3,042,955
Activision Blizzard, Inc.	16,336	1,322,399
Adobe, Inc.*	43,398	21,283,681
Advance Auto Parts, Inc.	1,434	220,119
Advanced Micro Devices, Inc.*	24,848	2,037,288
AES Corp. (The)	13,926	252,200
Aflac, Inc.	14,032	510,063
Agilent Technologies, Inc.	58,565	5,911,551
Air Products and Chemicals, Inc.	4,675	1,392,496
Akamai Technologies, Inc.*	3,489	385,674
Alaska Air Group, Inc.	2,906	106,447
Albemarle Corp.	2,326	207,665
Alexandria Real Estate Equities, Inc. (REIT)	2,482	397,120
Alexion Pharmaceuticals, Inc.*	4,772	546,060
Align Technology, Inc.*	1,517	496,605
Allegion plc	1,958	193,666
Alliant Energy Corp.	5,222	269,716
Allstate Corp. (The)	6,602	621,512
Alphabet, Inc., Class C*	6,214	9,132,094
Alphabet, Inc., Class A*	23,548	34,511,949
Altria Group, Inc.	39,332	1,519,789
Amazon.com, Inc.*	10,500	33,061,665
Amcor plc	33,707	372,462
Ameren Corp.	5,313	420,152
American Airlines Group, Inc.(x)	8,501	104,477
American Electric Power Co., Inc.	10,488	857,184
American Express Co.	13,803	1,383,751
American International Group, Inc.	18,014	495,925
American Tower Corp. (REIT)	9,388	2,269,361
American Water Works Co., Inc.	3,891	563,728
Ameriprise Financial, Inc.	2,530	389,898
AmerisourceBergen Corp.	3,151	305,395
AMETEK, Inc.	4,958	492,825
Amgen, Inc.	12,396	3,150,567
Amphenol Corp., Class A	6,394	692,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Analog Devices, Inc.	12,627	$1,474,076
ANSYS, Inc.*	1,800	589,014
Anthem, Inc.	14,907	4,003,871
Aon plc, Class A	4,903	1,011,489
Apache Corp.	7,418	70,248
Apartment Investment and Management Co. (REIT), Class A	3,191	107,601
Apple, Inc.	340,250	39,404,353
Applied Materials, Inc.	19,329	1,149,109
Aptiv plc	5,635	516,617
Archer-Daniels-Midland Co.	11,631	540,725
Arista Networks, Inc.*	1,192	246,661
Arthur J Gallagher & Co.	4,098	432,667
Assurant, Inc.	1,263	153,215
AT&T, Inc.	150,798	4,299,251
Atmos Energy Corp.	2,572	245,858
Autodesk, Inc.*	4,641	1,072,117
Automatic Data Processing, Inc.	9,100	1,269,359
AutoZone, Inc.*	490	577,044
AvalonBay Communities, Inc. (REIT)	3,041	454,143
Avantor, Inc.*	164,180	3,692,408
Avery Dennison Corp.	1,718	219,629
Baker Hughes Co.	14,123	187,695
Ball Corp.	6,834	568,042
Bank of America Corp.	161,367	3,887,331
Bank of New York Mellon Corp. (The)	17,413	597,962
Baxter International, Inc.	10,714	861,620
Becton Dickinson and Co.	6,135	1,427,492
Berkshire Hathaway, Inc., Class B*	41,930	8,928,574
Best Buy Co., Inc.	4,833	537,865
Biogen, Inc.*	3,351	950,612
Bio-Rad Laboratories, Inc., Class A*	462	238,143
BlackRock, Inc.‡	3,002	1,691,777
Blueprint Medicines Corp.*	18,614	1,725,518
Boeing Co. (The)	11,230	1,855,870
Booking Holdings, Inc.*	867	1,483,160
BorgWarner, Inc.	4,518	175,027
Boston Properties, Inc. (REIT)	3,048	244,754
Boston Scientific Corp.*	77,126	2,946,984
Bristol-Myers Squibb Co.	47,704	2,876,074
Broadcom, Inc.	8,512	3,101,092
Broadridge Financial Solutions, Inc.	2,452	323,664
Brown-Forman Corp., Class B	3,807	286,743
Cabot Oil & Gas Corp.	8,547	148,376
Cadence Design Systems, Inc.*	5,859	624,745
Campbell Soup Co.	3,529	170,698
Capital One Financial Corp.	9,606	690,287
Cardinal Health, Inc.	6,204	291,278
CarMax, Inc.*	3,517	323,247
Carnival Corp.	9,959	151,178
Carrier Global Corp.	17,595	537,351
Catalent, Inc.*	3,474	297,583
Caterpillar, Inc.	11,461	1,709,408
Cboe Global Markets, Inc.	2,425	212,770
CBRE Group, Inc., Class A*	7,170	336,775
CDW Corp.	3,027	361,817
Celanese Corp.	2,492	267,765
Centene Corp.*	59,621	3,477,693
CenterPoint Energy, Inc.	11,880	229,878
CenturyLink, Inc.	20,371	205,543
Cerner Corp.	6,537	472,560
CF Industries Holdings, Inc.	4,724	145,074
CH Robinson Worldwide, Inc.	2,813	287,460
Charles Schwab Corp. (The)	24,762	897,127
Charter Communications, Inc., Class A*	3,166	1,976,660
Chevron Corp.	39,521	2,845,512
Chipotle Mexican Grill, Inc.*	555	690,259
Chubb Ltd.	9,553	1,109,294
Church & Dwight Co., Inc.	5,314	497,975
Cigna Corp.	7,772	1,316,655
Cincinnati Financial Corp.	3,143	245,060
Cintas Corp.	1,821	606,083
Cisco Systems, Inc.	89,599	3,529,305
Citigroup, Inc.	44,062	1,899,513
Citizens Financial Group, Inc.	8,852	223,779
Citrix Systems, Inc.	2,565	353,226
Clorox Co. (The)	2,704	568,300
CME Group, Inc.	7,590	1,269,883
CMS Energy Corp.	6,173	379,084
Coca-Cola Co. (The)	81,820	4,039,453
Cognizant Technology Solutions Corp., Class A	11,430	793,471
Colgate-Palmolive Co.	38,605	2,978,376
Comcast Corp., Class A	96,482	4,463,257
Comerica, Inc.	3,093	118,307
Conagra Brands, Inc.	10,486	374,455
Concho Resources, Inc.	4,182	184,510
ConocoPhillips	22,668	744,417
Consolidated Edison, Inc.	6,984	543,355
Constellation Brands, Inc., Class A	3,537	670,297
Cooper Cos., Inc. (The)	1,058	356,673
Copart, Inc.*	4,462	469,224
Corning, Inc.	15,830	513,050
Corteva, Inc.	15,500	446,555
Costco Wholesale Corp.	9,345	3,317,475
Crown Castle International Corp. (REIT)	8,882	1,478,853
CSX Corp.	16,192	1,257,633
Cummins, Inc.	3,103	655,230
CVS Health Corp.	27,698	1,617,563
CyberArk Software Ltd.*	1,596	165,058
Danaher Corp.	13,363	2,877,455
Darden Restaurants, Inc.	2,701	272,099
DaVita, Inc.*	1,654	141,665
Deere & Co.	6,632	1,469,850
Delta Air Lines, Inc.	12,268	375,155
Dentsply Sirona, Inc.	4,739	207,236
Devon Energy Corp.	9,141	86,474
DexCom, Inc.*	1,995	822,399
Diamondback Energy, Inc.	3,508	105,661
Digital Realty Trust, Inc. (REIT)	5,679	833,450
Discover Financial Services	6,456	373,028
Discovery, Inc., Class A(x)*	3,499	76,173
Discovery, Inc., Class C*	6,418	125,793
DISH Network Corp., Class A*	5,187	150,579
Dollar General Corp.	5,271	1,104,907
Dollar Tree, Inc.*	5,127	468,300
Dominion Energy, Inc.	17,781	1,403,454
Domino’s Pizza, Inc.	859	365,316
Dover Corp.	3,111	337,046
Dow, Inc.	15,649	736,285
DR Horton, Inc.	6,909	522,528
DTE Energy Co.	4,077	469,018
Duke Energy Corp.	15,565	1,378,436
Duke Realty Corp. (REIT)	7,822	288,632
Dun & Bradstreet Holdings, Inc.*	19,630	503,706
DuPont de Nemours, Inc.	15,531	861,660
DXC Technology Co.	5,196	92,749
E*TRADE Financial Corp.	4,745	237,487
Eastman Chemical Co.	2,963	231,470
Eaton Corp. plc	8,468	863,990
eBay, Inc.	13,920	725,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ecolab, Inc.	5,255	$1,050,159
Edison International	8,157	414,702
Edwards Lifesciences Corp.*	13,159	1,050,351
Electronic Arts, Inc.*	28,162	3,672,606
Eli Lilly and Co.	16,802	2,487,032
Emerson Electric Co.	12,648	829,329
Entergy Corp.	4,265	420,230
EOG Resources, Inc.	12,578	452,053
EPAM Systems, Inc.*	8,824	2,852,623
Equifax, Inc.	31,907	5,006,208
Equinix, Inc. (REIT)	1,874	1,424,484
Equity Residential (REIT)	7,240	371,629
Essex Property Trust, Inc. (REIT)	1,375	276,086
Estee Lauder Cos., Inc. (The), Class A	4,774	1,041,926
Etsy, Inc.*	2,526	307,237
Everest Re Group Ltd.	816	161,193
Evergy, Inc.	4,684	238,041
Eversource Energy	7,271	607,492
Exelon Corp.	20,566	735,440
Expedia Group, Inc.	2,927	268,377
Expeditors International of Washington, Inc.	3,597	325,600
Extra Space Storage, Inc. (REIT)	2,790	298,502
Exxon Mobil Corp.	89,489	3,072,157
F5 Networks, Inc.*	1,374	168,686
Facebook, Inc., Class A*	108,190	28,334,961
Fastenal Co.	12,379	558,169
Federal Realty Investment Trust (REIT)	1,342	98,556
FedEx Corp.	5,101	1,283,004
Ferguson plc	9,003	905,849
Fidelity National Information Services, Inc.	41,945	6,174,723
Fifth Third Bancorp	15,385	328,008
First Republic Bank	3,682	401,559
FirstEnergy Corp.	11,501	330,194
Fiserv, Inc.*	11,763	1,212,177
FleetCor Technologies, Inc.*	1,808	430,485
FLIR Systems, Inc.	2,875	103,069
Flowserve Corp.	2,967	80,969
FMC Corp.	2,756	291,888
Ford Motor Co.	81,878	545,308
Fortinet, Inc.*	2,867	337,761
Fortive Corp.	6,378	486,067
Fortune Brands Home & Security, Inc.	2,893	250,302
Fox Corp., Class A	7,525	209,421
Fox Corp., Class B	3,724	104,160
Franklin Resources, Inc.	5,586	113,675
Freeport-McMoRan, Inc.	31,378	490,752
Gap, Inc. (The)	4,535	77,231
Garmin Ltd.	3,067	290,936
Gartner, Inc.*	1,981	247,526
General Dynamics Corp.	5,021	695,057
General Electric Co.	185,260	1,154,170
General Mills, Inc.	12,795	789,196
General Motors Co.	26,654	788,692
Genuine Parts Co.	3,054	290,649
Gilead Sciences, Inc.	26,535	1,676,747
Global Payments, Inc.	6,333	1,124,614
Globe Life, Inc.	2,096	167,470
Goldman Sachs Group, Inc. (The)	7,282	1,463,464
Halliburton Co.	18,520	223,166
Hanesbrands, Inc.	7,278	114,629
Hartford Financial Services Group, Inc. (The)	7,738	285,223
Hasbro, Inc.	2,643	218,629
HCA Healthcare, Inc.	5,561	693,345
Healthpeak Properties, Inc. (REIT)	11,322	307,392
Henry Schein, Inc.*	2,923	171,814
Hershey Co. (The)	3,185	456,538
Hess Corp.	5,459	223,437
Hewlett Packard Enterprise Co.	28,153	263,794
Hilton Worldwide Holdings, Inc.	5,992	511,237
HollyFrontier Corp.	3,503	69,044
Hologic, Inc.*	5,459	362,860
Home Depot, Inc. (The)	22,783	6,327,067
Honeywell International, Inc.	14,853	2,444,952
Hormel Foods Corp.	5,954	291,091
Host Hotels & Resorts, Inc. (REIT)	14,495	156,401
Howmet Aerospace, Inc.	8,428	140,916
HP, Inc.	29,069	552,020
Humana, Inc.	2,800	1,158,892
Huntington Bancshares, Inc.	21,770	199,631
Huntington Ingalls Industries, Inc.	877	123,438
IDEX Corp.	1,600	291,856
IDEXX Laboratories, Inc.*	1,785	701,701
IHS Markit Ltd.	7,894	619,758
Illinois Tool Works, Inc.	6,213	1,200,414
Illumina, Inc.*	9,347	2,888,971
Incyte Corp.*	11,121	997,999
Ingersoll Rand, Inc.*	7,757	276,149
Ingersoll-Rand plc	5,023	609,039
Intel Corp.	90,013	4,660,873
Intercontinental Exchange, Inc.	11,826	1,183,191
International Business Machines Corp.	18,849	2,293,358
International Flavors & Fragrances, Inc.	2,239	274,166
International Game Technology plc	95,110	1,058,574
International Paper Co.	8,461	343,009
Interpublic Group of Cos., Inc. (The)	8,228	137,161
Intuit, Inc.	44,248	14,434,140
Intuitive Surgical, Inc.*	2,477	1,757,531
Invesco Ltd.	8,805	100,465
Ionis Pharmaceuticals, Inc.*	34,668	1,644,997
IPG Photonics Corp.*	807	137,166
IQVIA Holdings, Inc.*	10,019	1,579,295
Iron Mountain, Inc. (REIT)	6,382	170,974
J M Smucker Co. (The)	2,491	287,760
Jack Henry & Associates, Inc.	1,580	256,892
Jacobs Engineering Group, Inc.	2,773	257,251
James Hardie Industries plc (CHDI).	17,389	414,183
JB Hunt Transport Services, Inc.	1,787	225,841
Johnson & Johnson	55,723	8,296,040
Johnson Controls International plc	15,659	639,670
JPMorgan Chase & Co.	64,501	6,209,511
Juniper Networks, Inc.	6,940	149,210
Kansas City Southern	2,053	371,244
Kellogg Co.	5,523	356,731
KeyCorp	20,748	247,524
Keysight Technologies, Inc.*	3,964	391,564
Kimberly-Clark Corp.	7,218	1,065,810
Kimco Realty Corp. (REIT)	8,670	97,624
Kinder Morgan, Inc.	40,695	501,769
KLA Corp.	3,351	649,223
Kraft Heinz Co. (The)	13,466	403,307
Kroger Co. (The)	16,433	557,243
L Brands, Inc.	4,883	155,328
L3Harris Technologies, Inc.	4,665	792,304
Laboratory Corp. of America Holdings*	2,079	391,413
Lam Research Corp.	3,078	1,021,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Lamb Weston Holdings, Inc.	3,038	$201,328
Las Vegas Sands Corp.	6,951	324,334
Leggett & Platt, Inc.	3,030	124,745
Leidos Holdings, Inc.	2,775	247,391
Lennar Corp., Class A	5,845	477,420
Lincoln National Corp.	3,786	118,615
Live Nation Entertainment, Inc.*	3,120	168,106
LKQ Corp.*	5,925	164,300
Lockheed Martin Corp.	5,206	1,995,356
Loews Corp.	5,284	183,619
Lowe’s Cos., Inc.	15,995	2,652,931
LyondellBasell Industries NV, Class A	5,453	384,382
M&T Bank Corp.	2,634	242,565
MacroGenics, Inc.*	67,128	1,690,954
Marathon Oil Corp.	16,924	69,219
Marathon Petroleum Corp.	13,502	396,149
MarketAxess Holdings, Inc.	809	389,606
Marriott International, Inc., Class A	5,628	521,040
Marsh & McLennan Cos., Inc.	10,720	1,229,584
Martin Marietta Materials, Inc.	1,376	323,855
Masco Corp.	5,495	302,939
Mastercard, Inc., Class A	18,696	6,322,426
Maxim Integrated Products, Inc.	114,508	7,741,886
McCormick & Co., Inc. (Non-Voting)	2,672	518,635
McDonald’s Corp.	15,749	3,456,748
McKesson Corp.	3,498	520,957
Medtronic plc	28,450	2,956,524
Merck & Co., Inc.	53,530	4,440,314
MetLife, Inc.	16,198	602,080
Mettler-Toledo International, Inc.*	517	499,293
MGM Resorts International	8,665	188,464
Microchip Technology, Inc.	5,302	544,834
Micron Technology, Inc.*	23,514	1,104,217
Microsoft Corp.	176,151	37,049,840
Mid-America Apartment Communities, Inc. (REIT)	2,369	274,686
Mohawk Industries, Inc.*	1,259	122,866
Molson Coors Beverage Co., Class B	4,272	143,368
Mondelez International, Inc., Class A	30,230	1,736,714
Monster Beverage Corp.*	7,813	626,603
Moody’s Corp.	3,416	990,128
Morgan Stanley	25,362	1,226,253
Mosaic Co. (The)	7,413	135,436
Motorola Solutions, Inc.	3,561	558,400
MSCI, Inc.	1,770	631,501
Mylan NV*	11,396	169,003
Nasdaq, Inc.	2,413	296,099
National Oilwell Varco, Inc.	7,746	70,179
NetApp, Inc.	4,577	200,656
Netflix, Inc.*	9,334	4,667,280
Newell Brands, Inc.	7,877	135,169
Newmont Corp.	16,997	1,078,460
News Corp., Class A	8,231	115,399
News Corp., Class B	3,282	45,882
NextEra Energy, Inc.	10,363	2,876,354
Nielsen Holdings plc	7,239	102,649
NIKE, Inc., Class B	53,110	6,667,429
NiSource, Inc.	8,145	179,190
Noble Energy, Inc.	9,737	83,251
Norfolk Southern Corp.	5,399	1,155,332
Northern Trust Corp.	4,445	346,577
Northrop Grumman Corp.	3,350	1,056,892
NortonLifeLock, Inc.	11,710	244,036
Norwegian Cruise Line Holdings Ltd.(x)*	6,017	102,951
NRG Energy, Inc.	5,157	158,526
Nucor Corp.	6,394	286,835
NVIDIA Corp.	13,059	7,067,792
NVR, Inc.*	75	306,234
Occidental Petroleum Corp.	17,230	172,472
Old Dominion Freight Line, Inc.	2,031	367,449
Omnicom Group, Inc.	4,548	225,126
ONEOK, Inc.	9,781	254,110
Oracle Corp. (London Stock Exchange)	40,917	2,442,745
O’Reilly Automotive, Inc.*	1,566	722,051
Otis Worldwide Corp.	8,798	549,171
PACCAR, Inc.	7,471	637,127
Packaging Corp. of America	1,949	212,538
Parker-Hannifin Corp.	2,774	561,291
Paychex, Inc.	6,899	550,333
Paycom Software, Inc.*	1,019	317,215
PayPal Holdings, Inc.*	76,461	15,065,111
Pegasystems, Inc.	16,513	1,998,734
Pentair plc	3,509	160,607
People’s United Financial, Inc.	9,826	101,306
PepsiCo, Inc.	29,305	4,061,673
PerkinElmer, Inc.	2,357	295,827
Perrigo Co. plc	2,745	126,023
Pfizer, Inc.	117,609	4,316,250
Phathom Pharmaceuticals, Inc.*	31,398	1,151,365
Philip Morris International, Inc.	32,959	2,471,595
Phillips 66	9,142	473,921
Pinnacle West Capital Corp.	2,291	170,794
Pioneer Natural Resources Co.	3,563	306,382
PNC Financial Services Group, Inc. (The)‡	8,984	987,431
PPG Industries, Inc.	4,959	605,395
PPL Corp.	16,614	452,067
Principal Financial Group, Inc.	5,318	214,156
Procter & Gamble Co. (The)	52,692	7,323,661
Progressive Corp. (The)	12,390	1,172,961
Prologis, Inc. (REIT)	15,636	1,573,294
Prudential Financial, Inc.	8,279	525,882
Public Service Enterprise Group, Inc.	10,590	581,497
Public Storage (REIT)	3,249	723,617
PulteGroup, Inc.	5,593	258,900
PVH Corp.	1,515	90,355
QIAGEN NV*	9,098	472,529
Qorvo, Inc.*	2,438	314,526
QUALCOMM, Inc.	23,879	2,810,081
Quanta Services, Inc.	2,918	154,245
Quest Diagnostics, Inc.	2,886	330,418
Ralph Lauren Corp.	1,143	77,690
Raymond James Financial, Inc.	2,472	179,863
Raytheon Technologies Corp.	31,785	1,828,909
Realty Income Corp. (REIT)	7,421	450,826
Regency Centers Corp. (REIT)	3,299	125,428
Regeneron Pharmaceuticals, Inc.*	2,180	1,220,320
Regions Financial Corp.	20,614	237,679
Republic Services, Inc.	4,449	415,314
ResMed, Inc.	3,126	535,890
Robert Half International, Inc.	2,515	133,144
Rockwell Automation, Inc.	2,423	534,708
Rollins, Inc.	3,005	162,841
Roper Technologies, Inc.	2,211	873,588
Ross Stores, Inc.	7,494	699,340
Royal Caribbean Cruises Ltd.	3,831	247,981
S&P Global, Inc.	47,573	17,154,824
Sage Therapeutics, Inc.*	12,599	770,051
salesforce.com, Inc.*	19,260	4,840,423
Sarepta Therapeutics, Inc.*	14,630	2,054,491
SBA Communications Corp. (REIT)	2,356	750,339

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Schlumberger NV	29,858	$464,590
Seagate Technology plc	4,745	233,786
Sealed Air Corp.	3,528	136,922
Sempra Energy	6,122	724,600
ServiceNow, Inc.*	4,059	1,968,615
Sherwin-Williams Co. (The)	1,746	1,216,508
Simon Property Group, Inc. (REIT)	6,585	425,918
Skyworks Solutions, Inc.	3,478	506,049
SL Green Realty Corp. (REIT)	1,708	79,200
Snap-on, Inc.	1,156	170,082
Southern Co. (The)	22,353	1,211,980
Southwest Airlines Co.	11,560	433,500
Stanley Black & Decker, Inc.	3,331	540,288
Starbucks Corp.	24,741	2,125,747
State Street Corp.	7,324	434,533
STERIS plc	1,857	327,185
Stryker Corp.	6,883	1,434,211
SVB Financial Group*	1,087	261,554
Synchrony Financial	11,605	303,703
Synopsys, Inc.*	3,259	697,361
Sysco Corp.	10,709	666,314
T. Rowe Price Group, Inc.	4,779	612,763
Take-Two Interactive Software, Inc.*	2,452	405,119
Tapestry, Inc.	5,771	90,201
Target Corp.	10,595	1,667,865
TE Connectivity Ltd.	6,953	679,586
Teledyne Technologies, Inc.*	803	249,099
Teleflex, Inc.	996	339,058
Tenaris SA	20,199	100,686
Teradyne, Inc.	3,514	279,222
Texas Instruments, Inc.	19,386	2,768,127
Textron, Inc.	4,908	177,130
Thermo Fisher Scientific, Inc.	8,372	3,696,405
Tiffany & Co.	2,360	273,406
TJX Cos., Inc. (The)	25,378	1,412,286
T-Mobile US, Inc.*	12,313	1,408,115
Tractor Supply Co.	2,499	358,207
TransDigm Group, Inc.	1,087	516,455
Travelers Cos., Inc. (The)	5,306	574,056
Truist Financial Corp.	28,522	1,085,262
Twist Bioscience Corp.*	1,626	123,527
Twitter, Inc.*	16,956	754,542
Tyler Technologies, Inc.*	880	306,733
Tyson Foods, Inc., Class A	6,335	376,806
UDR, Inc. (REIT)	6,447	210,237
Ulta Beauty, Inc.*	1,182	264,744
Under Armour, Inc., Class A*	3,936	44,202
Under Armour, Inc., Class C*	3,436	33,810
Union Pacific Corp.	14,367	2,828,431
United Airlines Holdings, Inc.*	5,922	205,790
United Parcel Service, Inc., Class B	50,270	8,376,490
United Rentals, Inc.*	1,509	263,321
UnitedHealth Group, Inc.	20,113	6,270,630
Universal Health Services, Inc., Class B	1,614	172,730
Unum Group	4,735	79,690
US Bancorp	29,012	1,040,080
Valero Energy Corp.	8,807	381,519
Varian Medical Systems, Inc.*	1,963	337,636
Ventas, Inc. (REIT)	8,062	338,282
Veracyte, Inc.*	41,566	1,350,479
VeriSign, Inc.*	2,177	445,958
Verisk Analytics, Inc.	3,411	632,092
Verizon Communications, Inc.	87,580	5,210,134
Vertex Pharmaceuticals, Inc.*	5,513	1,500,198
VF Corp.	6,797	477,489
ViacomCBS, Inc.(x)	11,474	321,387
Visa, Inc., Class A	52,877	10,573,814
Vornado Realty Trust (REIT)	3,122	105,243
Vulcan Materials Co.	2,771	375,581
W R Berkley Corp.	2,943	179,964
Walgreens Boots Alliance, Inc.	15,222	546,774
Walmart, Inc.	29,388	4,111,675
Walt Disney Co. (The)	78,701	9,765,220
Waste Management, Inc.	8,226	930,936
Waters Corp.*	1,315	257,319
WEC Energy Group, Inc.	6,636	643,028
Wells Fargo & Co.	87,199	2,050,049
Welltower, Inc. (REIT)	8,724	480,605
West Pharmaceutical Services, Inc.	1,581	434,617
Western Digital Corp.	6,278	229,461
Western Union Co. (The)	8,537	182,948
Westinghouse Air Brake Technologies Corp.	3,760	232,669
Westrock Co.	5,614	195,030
Weyerhaeuser Co. (REIT)	15,510	442,345
Whirlpool Corp.	1,281	235,563
Williams Cos., Inc. (The)	25,386	498,835
Willis Towers Watson plc	2,695	562,770
WW Grainger, Inc.	952	339,645
Wynn Resorts Ltd.(x)	1,982	142,327
Xcel Energy, Inc.	11,094	765,597
Xerox Holdings Corp.	3,458	64,907
Xilinx, Inc.	5,255	547,781
Xylem, Inc.	3,787	318,562
Yum! Brands, Inc.	6,505	593,907
Zebra Technologies Corp., Class A*	1,117	281,998
Zimmer Biomet Holdings, Inc.	15,990	2,176,879
Zions Bancorp NA	3,192	93,270
Zoetis, Inc.	10,056	1,662,961

		768,911,969

Total Common Stocks (89.4%) (Cost $869,194,538)		1,703,547,547

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd. 6.000% (Cost $—)	509,890	24,879

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	4,804,875	4,808,238

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $1,600,004, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $1,632,002. (xx)	$1,600,000	1,600,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,148,281, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $1,171,245. (xx)	$1,148,279	$1,148,279
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $8,000,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%- 2.500%, maturing 11/15/21- 10/31/26; total market value $8,869,361. (xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $5,000,028, collateralized by various Common Stocks; total market value $5,556,449. (xx)	5,000,000	5,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,769. (xx)	500,000	500,000

Total Repurchase Agreements		16,248,279

Total Short-Term Investments (1.1%) (Cost $21,056,517)		21,056,517

Total Investments in Securities (90.5%) (Cost $890,251,055)		1,724,628,943
Other Assets Less Liabilities (9.5%)		180,657,791

Net Assets (100%)		$1,905,286,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	Less than 0.05%

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $35,838,731 or 1.9% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $23,578,412. This was collateralized by $8,563,128 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.875%, maturing 10/8/20 – 2/15/50 and by cash of $16,248,279 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NYRS — New York Registry Shares

REIT — Real Estate Investment Trust

TWD — New Taiwan Dollar

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Information Technology	$386,557,498	20.3%
Consumer Discretionary	227,563,890	11.9
Health Care	213,018,665	11.2
Financials	187,174,508	9.8
Communication Services	181,557,482	9.5
Industrials	179,557,231	9.4
Consumer Staples	142,733,621	7.5
Materials	67,753,415	3.6
Energy	39,692,886	2.1
Utilities	39,543,405	2.1
Real Estate	38,419,825	2.0
Repurchase Agreement	16,248,279	0.9
Investment Company	4,808,238	0.2
Cash and Other	180,657,791	9.5

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	8,984	1,724,642	—	(208,394)	137,430	(666,247)	987,431	35,972	—
Capital Markets
BlackRock, Inc.	3,002	1,449,787	432,885	(414,865)	79,810	144,160	1,691,777	35,334	—
Insurance
AXA SA	77,397	2,212,036	99,853	(143,499)	(10,238)	(729,377)	1,428,775	54,357	—

Total		5,386,465	532,738	(766,758)	207,002	(1,251,464)	4,107,983	125,663	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	952	12/2020	EUR	35,650,547	(1,381,134)
FTSE 100 Index	293	12/2020	GBP	22,085,108	(623,176)
S&P 500 E-Mini Index	609	12/2020	USD	102,068,400	820,940
SPI 200 Index	84	12/2020	AUD	8,726,933	(152,468)
TOPIX Index	143	12/2020	JPY	22,040,156	340,018

					(995,820)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	1,750,770,015	USD	16,485,314	Citibank NA	12/18/2020	133,834
USD	649,789	AUD	897,607	Citibank NA	12/18/2020	6,739
USD	30,065,632	EUR	25,434,107	Citibank NA	12/18/2020	190,908
USD	461,713	GBP	354,784	Citibank NA	12/18/2020	3,674

Total unrealized appreciation						335,155

USD	115,137	TWD	3,339,941	JPMorgan Chase Bank**	10/5/2020	(184)
AUD	11,367,513	USD	8,238,483	Citibank NA	12/18/2020	(94,737)
GBP	13,907,057	USD	18,377,864	Citibank NA	12/18/2020	(423,353)
USD	628,597	EUR	535,917	Citibank NA	12/18/2020	(887)

Total unrealized depreciation						(519,161)

Net unrealized depreciation						(184,006)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Argentina	$5,585,691	$—	$—		$5,585,691
Australia	—	40,808,574	—		40,808,574
Austria	—	846,088	—		846,088
Belgium	—	4,819,910	—		4,819,910
Brazil	18,801,058	—	—		18,801,058
Chile	—	216,902	—		216,902
China	37,677,553	77,879,342	—		115,556,895
Denmark	683,328	13,404,256	—		14,087,584
Finland	—	6,713,809	—		6,713,809
France	206,588	85,703,642	—		85,910,230
Germany	—	62,456,165	—		62,456,165
Hong Kong	812,773	19,129,926	—		19,942,699
Hungary	—	2,933,344	—		2,933,344
India	6,067,951	18,962,120	—		25,030,071
Indonesia	—	3,699,404	—		3,699,404
Ireland	121,189	3,820,648	—		3,941,837
Israel	1,459,295	1,570,208	—		3,029,503
Italy	269,881	11,333,656	—		11,603,537
Japan	—	188,570,904	—		188,570,904
Jordan	—	235,728	—		235,728
Luxembourg	—	906,372	—		906,372
Macau	—	1,139,748	—		1,139,748
Malta	—	—	—	(a)	—	(a)
Mexico	4,411,414	—	—		4,411,414
Netherlands	7,301,769	23,830,278	—		31,132,047
New Zealand	—	1,685,012	—		1,685,012
Norway	—	2,934,850	—		2,934,850
Peru	1,785,073	—	—		1,785,073
Poland	—	7,133,444	—		7,133,444
Portugal	—	3,285,576	—		3,285,576
Russia	7,009,651	11,283,735	—		18,293,386
Singapore	—	5,405,327	—		5,405,327
South Africa	—	6,451,892	—		6,451,892
South Korea	—	20,389,053	—		20,389,053
Spain	—	15,941,564	—		15,941,564
Sweden	—	26,634,485	—		26,634,485
Switzerland	—	58,664,648	—		58,664,648
Taiwan	—	30,689,289	—		30,689,289
Thailand	—	885,055	—		885,055
Turkey	—	1,856,354	—		1,856,354
United Kingdom	5,830,382	74,390,674	—		80,221,056
United States	767,018,722	1,893,247	—		768,911,969
Forward Currency Contracts	—	335,155	—		335,155
Futures	1,160,958	—	—		1,160,958
Preferred Stock
India	—	24,879	—		24,879
Short-Term Investments
Investment Company	4,808,238	—	—		4,808,238
Repurchase Agreements	—	16,248,279	—		16,248,279

Total Assets	$871,011,514	$855,113,542	$—		$1,726,125,056

Liabilities:
Forward Currency Contracts	$—	$(519,161)	$—		$(519,161)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$(2,156,778)	$—	$—	$(2,156,778)

Total Liabilities	$(2,156,778)	$(519,161)	$—	$(2,675,939)

Total	$868,854,736	$854,594,381	$—	$1,723,449,117

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$931,926,546
Aggregate gross unrealized depreciation	(107,504,660)

Net unrealized appreciation	$824,421,886

Federal income tax cost of investments in securities and derivative instruments, if applicable	$899,027,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.2%)
iShares Core S&P 500 ETF	15,100	$5,074,506
SPDR S&P 500 ETF Trust	89,800	30,073,122
Vanguard S&P 500 ETF	16,000	4,922,400

Total Equity		40,070,028

Fixed Income (29.9%)
Vanguard Intermediate-Term Corporate Bond ETF	389,200	37,285,360

Total Exchange Traded Funds (62.1%) (Cost $70,077,752)		77,355,388

SHORT-TERM INVESTMENTS:
Investment Companies (34.2%)
Goldman Sachs Financial Square Funds - Government Fund‡	8,779,941	8,779,941
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	8,777,566	8,777,566
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	8,777,937	8,777,937
JPMorgan Prime Money Market Fund, IM Shares	16,201,259	16,212,600

Total Investment Companies		42,548,044

Total Short-Term Investments (34.2%) (Cost $42,542,985)		42,548,044

Total Investments in Securities (96.3%) (Cost $112,620,737)		119,903,432
Other Assets Less Liabilities (3.7%)		4,652,046

Net Assets (100%)		$124,555,478

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	8,779,941	3,525,784	6,058,139	(803,982)	—	—	8,779,941	17,618	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	8,777,566	3,525,203	6,056,345	(803,982)	—	—	8,777,566	15,975	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	8,777,937	3,525,154	6,056,765	(803,982)	—	—	8,777,937	16,255	—

Total		10,576,141	18,171,249	(2,411,946)	—	—	26,335,444	49,848	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	290	12/2020	EUR	10,859,935	(429,920)
FTSE 100 Index	99	12/2020	GBP	7,462,204	(318,383)
Russell 2000 E-Mini Index	98	12/2020	USD	7,371,560	70,582
S&P Midcap 400 E-Mini Index	59	12/2020	USD	10,949,810	33,841
TOPIX Index	50	12/2020	JPY	7,706,348	177,192

					(466,688)

Short Contracts
S&P 500 E-Mini Index	(33)	12/2020	USD	(5,530,800)	(50,602)

					(50,602)

					(517,290)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$77,355,388	$—	$—	$77,355,388
Futures	281,615	—	—	281,615
Short-Term Investments
Investment Companies	42,548,044	—	—	42,548,044

Total Assets	$120,185,047	$—	$—	$120,185,047

Liabilities:
Futures	$(798,905)	$—	$—	$(798,905)

Total Liabilities	$(798,905)	$—	$—	$(798,905)

Total	$119,386,142	$—	$—	$119,386,142

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,341,865
Aggregate gross unrealized depreciation	(799,391)

Net unrealized appreciation	$6,542,474

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,843,668

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Entertainment (1.7%)
Liberty Media Corp.-Liberty Formula One, Class C*	24,792	$899,206
Live Nation Entertainment, Inc.*	12,620	679,965

		1,579,171

Interactive Media & Services (1.5%)
Match Group, Inc.*	7,141	790,152
Snap, Inc., Class A*	23,753	620,191

		1,410,343

Media (1.8%)
Liberty Broadband Corp., Class C*	7,907	1,129,673
Liberty Media Corp.-Liberty SiriusXM, Class A*	17,306	574,040

		1,703,713

Total Communication Services		4,693,227

Consumer Discretionary (11.3%)
Auto Components (1.3%)
Aptiv plc	13,055	1,196,882

Hotels, Restaurants & Leisure (3.7%)
Aramark	37,032	979,497
Wyndham Hotels & Resorts, Inc.	17,670	892,335
Wynn Resorts Ltd.	10,941	785,673
Yum! Brands, Inc.	8,853	808,279

		3,465,784

Household Durables (1.3%)
Lennar Corp., Class A	14,606	1,193,018

Internet & Direct Marketing Retail (0.8%)
Expedia Group, Inc.	7,997	733,245

Leisure Products (0.8%)
Brunswick Corp.	13,122	773,017

Specialty Retail (3.4%)
Advance Auto Parts, Inc.	6,470	993,145
Burlington Stores, Inc.*	3,028	624,040
National Vision Holdings, Inc.*	19,204	734,361
RH*	2,059	787,815

		3,139,361

Total Consumer Discretionary		10,501,307

Consumer Staples (4.8%)
Beverages (1.4%)
Coca-Cola European Partners plc	12,222	474,336
Constellation Brands, Inc., Class A	4,423	838,203

		1,312,539

Food & Staples Retailing (1.0%)
Grocery Outlet Holding Corp.*	12,223	480,608
Performance Food Group Co.*	13,593	470,590

		951,198

Food Products (2.4%)
Conagra Brands, Inc.	11,477	409,844
McCormick & Co., Inc. (Non- Voting)	3,810	739,521
Nomad Foods Ltd.*	41,605	1,060,095

		2,209,460

Total Consumer Staples		4,473,197

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Cheniere Energy, Inc.*	24,735	1,144,488
Hess Corp.	15,564	637,035
Parsley Energy, Inc., Class A	66,890	626,090

Total Energy		2,407,613

Financials (14.5%)
Banks (4.5%)
Citizens Financial Group, Inc.	15,490	391,587
East West Bancorp, Inc.	18,071	591,645
First Republic Bank	4,425	482,591
M&T Bank Corp.	10,038	924,399
Pinnacle Financial Partners, Inc.	19,561	696,176
SVB Financial Group*	4,557	1,096,505

		4,182,903

Capital Markets (2.2%)
Bank of New York Mellon Corp. (The)	19,701	676,532
Evercore, Inc., Class A	5,398	353,353
Raymond James Financial, Inc.	8,356	607,983
T. Rowe Price Group, Inc.	3,090	396,200

		2,034,068

Consumer Finance (2.1%)
Ally Financial, Inc.	26,216	657,235
Discover Financial Services	22,659	1,309,237

		1,966,472

Diversified Financial Services (0.5%)
Voya Financial, Inc.	9,470	453,897

Insurance (5.2%)
Alleghany Corp.	930	484,018
American Financial Group, Inc.	10,405	696,927
Arthur J Gallagher & Co.	7,106	750,251
Brown & Brown, Inc.	13,677	619,158
Globe Life, Inc.	7,273	581,113
Markel Corp.*	1,190	1,158,703
Reinsurance Group of America, Inc.	5,626	535,539

		4,825,709

Total Financials		13,463,049

Health Care (7.8%)
Biotechnology (0.6%)
Agios Pharmaceuticals, Inc.*	7,495	262,325
Sarepta Therapeutics, Inc.*	1,923	270,047

		532,372

Health Care Equipment & Supplies (3.8%)
Cooper Cos., Inc. (The)	2,857	963,152
Hologic, Inc.*	9,686	643,828
Zimmer Biomet Holdings, Inc.	14,336	1,951,703

		3,558,683

Health Care Providers & Services (1.2%)
Centene Corp.*	8,110	473,056
Quest Diagnostics, Inc.	6,158	705,030

		1,178,086

Health Care Technology (0.9%)
Change Healthcare, Inc.*	56,940	826,199

Pharmaceuticals (1.3%)
Catalent, Inc.*	13,907	1,191,274

Total Health Care		7,286,614

Industrials (16.7%)
Aerospace & Defense (1.3%)
L3Harris Technologies, Inc.	3,477	590,534
TransDigm Group, Inc.	1,272	604,352

		1,194,886

Airlines (0.9%)
United Airlines Holdings, Inc.*	24,835	863,016

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.0%)
Ingersoll-Rand plc	7,573	$918,226

Electrical Equipment (3.3%)
AMETEK, Inc.	17,471	1,736,618
Rockwell Automation, Inc.	6,018	1,328,052

		3,064,670

Machinery (7.5%)
Cummins, Inc.	2,692	568,443
Fortive Corp.	16,084	1,225,762
Graco, Inc.	18,508	1,135,466
IDEX Corp.	5,741	1,047,216
ITT, Inc.	23,240	1,372,322
Stanley Black & Decker, Inc.	10,142	1,645,032

		6,994,241

Road & Rail (2.2%)
Kansas City Southern	2,005	362,564
Knight-Swift Transportation Holdings, Inc.	11,373	462,881
Old Dominion Freight Line, Inc.	7,038	1,273,315

		2,098,760

Trading Companies & Distributors (0.5%)
Fastenal Co.	10,209	460,324

Total Industrials		15,594,123

Information Technology (9.2%)
Communications Equipment (2.3%)
Juniper Networks, Inc.	21,287	457,670
Motorola Solutions, Inc.	4,960	777,778
Viavi Solutions, Inc.*	78,525	921,098

		2,156,546

Electronic Equipment, Instruments & Components (0.6%)
National Instruments Corp.	15,248	544,354

IT Services (0.9%)
Cognizant Technology Solutions Corp., Class A	6,924	480,664
WEX, Inc.*	2,446	339,921

		820,585

Semiconductors & Semiconductor Equipment (4.7%)
Marvell Technology Group Ltd.	41,700	1,655,490
Microchip Technology, Inc.	6,541	672,153
MKS Instruments, Inc.	4,116	449,591
NXP Semiconductors NV	6,278	783,557
Skyworks Solutions, Inc.	3,395	493,972
Xilinx, Inc.	3,671	382,665

		4,437,428

Software (0.7%)
Palo Alto Networks, Inc.*	2,664	652,014

Total Information Technology		8,610,927

Materials (7.2%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	11,295	801,041
Corteva, Inc.	46,059	1,326,960

		2,128,001

Construction Materials (1.4%)
Martin Marietta Materials, Inc.	5,418	1,275,181

Containers & Packaging (2.5%)
Ball Corp.	15,684	1,303,654
Packaging Corp. of America	9,772	1,065,637

		2,369,291

Metals & Mining (1.0%)
Freeport-McMoRan, Inc.	56,896	889,853

Total Materials		6,662,326

Real Estate (9.7%)
Equity Real Estate Investment Trusts (REITs) (9.7%)
Alexandria Real Estate Equities, Inc. (REIT)	5,788	926,080
AvalonBay Communities, Inc. (REIT)	5,653	844,219
Camden Property Trust (REIT)	7,087	630,601
CyrusOne, Inc. (REIT)	6,305	441,539
Duke Realty Corp. (REIT)	11,412	421,103
Equity LifeStyle Properties, Inc. (REIT)	12,462	763,921
Essex Property Trust, Inc. (REIT)	2,828	567,834
Healthpeak Properties, Inc. (REIT)	32,416	880,094
Hudson Pacific Properties, Inc. (REIT)	16,263	356,647
Invitation Homes, Inc. (REIT)	23,637	661,600
MGM Growth Properties LLC (REIT), Class A	13,606	380,696
Prologis, Inc. (REIT)	6,254	629,277
Ryman Hospitality Properties, Inc. (REIT)	10,827	398,434
Welltower, Inc. (REIT)	20,240	1,115,022

Total Real Estate		9,017,067

Utilities (9.8%)
Electric Utilities (2.2%)
Eversource Energy	10,177	850,289
Xcel Energy, Inc.	17,522	1,209,193

		2,059,482

Gas Utilities (1.0%)
Atmos Energy Corp.	9,370	895,678

Independent Power and Renewable Electricity Producers (0.8%)
NextEra Energy Partners LP	11,860	711,126

Multi-Utilities (4.4%)
Ameren Corp.	17,680	1,398,134
CMS Energy Corp.	20,484	1,257,923
Public Service Enterprise Group, Inc.	15,386	844,845
Sempra Energy	5,512	652,400

		4,153,302

Water Utilities (1.4%)
American Water Works Co., Inc.	9,174	1,329,129

Total Utilities		9,148,717

Total Investments in Securities (98.6%) (Cost $85,018,858)		91,858,167
Other Assets Less Liabilities (1.4%)		1,293,775

Net Assets (100%)		$93,151,942

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,693,227	$—	$—	$4,693,227
Consumer Discretionary	10,501,307	—	—	10,501,307
Consumer Staples	4,473,197	—	—	4,473,197
Energy	2,407,613	—	—	2,407,613
Financials	13,463,049	—	—	13,463,049
Health Care	7,286,614	—	—	7,286,614
Industrials	15,594,123	—	—	15,594,123
Information Technology	8,610,927	—	—	8,610,927
Materials	6,662,326	—	—	6,662,326
Real Estate	9,017,067	—	—	9,017,067
Utilities	9,148,717	—	—	9,148,717

Total Assets	$91,858,167	$—	$—	$91,858,167

Total Liabilities	$—	$—	$—	$—

Total	$91,858,167	$—	$—	$91,858,167

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,411,435
Aggregate gross unrealized depreciation	(5,653,562)

Net unrealized appreciation	$6,757,873

Federal income tax cost of investments in securities and derivative instruments, if applicable	$85,100,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	52,100	$1,485,371
CenturyLink, Inc.	7,200	72,648
Verizon Communications, Inc.	30,200	1,796,598

		3,354,617

Entertainment (0.6%)
Activision Blizzard, Inc.	5,600	453,320
Electronic Arts, Inc.*	2,100	273,861
Live Nation Entertainment, Inc.*	1,000	53,880
Netflix, Inc.*	3,200	1,600,096
Take-Two Interactive Software, Inc.*	800	132,176
Walt Disney Co. (The)	13,163	1,633,265

		4,146,598

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	2,200	3,224,320
Alphabet, Inc., Class C*	2,100	3,086,160
Facebook, Inc., Class A*	17,600	4,609,440
Twitter, Inc.*	5,800	258,100

		11,178,020

Media (0.4%)
Charter Communications, Inc., Class A*	1,100	686,774
Comcast Corp., Class A	33,300	1,540,458
Discovery, Inc., Class A(x)*	1,200	26,124
Discovery, Inc., Class C*	2,300	45,080
Fox Corp., Class A	2,533	70,493
Fox Corp., Class B	1,100	30,767
Interpublic Group of Cos., Inc. (The)	2,800	46,676
News Corp., Class A	2,800	39,256
News Corp., Class B	900	12,582
Omnicom Group, Inc.	1,600	79,200
ViacomCBS, Inc.	4,150	116,242

		2,693,652

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	4,300	491,748

Total Communication Services		21,864,635

Consumer Discretionary (3.5%)
Auto Components (0.0%)
Aptiv plc	2,000	183,360
BorgWarner, Inc.	1,500	58,110

		241,470

Automobiles (0.1%)
Ford Motor Co.	28,500	189,810
General Motors Co.	9,200	272,228

		462,038

Distributors (0.0%)
Genuine Parts Co.	1,100	104,687
LKQ Corp.*	2,000	55,460

		160,147

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	3,800	57,684
Chipotle Mexican Grill, Inc.*	200	248,742
Darden Restaurants, Inc.	1,000	100,740
Domino’s Pizza, Inc.	300	127,584
Hilton Worldwide Holdings, Inc.	2,000	170,640
Las Vegas Sands Corp.	2,400	111,984
Marriott International, Inc., Class A	1,900	175,902
McDonald’s Corp.	5,400	1,185,246
MGM Resorts International	3,000	65,250
Norwegian Cruise Line Holdings Ltd.(x)*	2,000	34,220
Royal Caribbean Cruises Ltd.	1,300	84,149
Starbucks Corp.	8,500	730,320
Wynn Resorts Ltd.	700	50,267
Yum! Brands, Inc.	2,200	200,860

		3,343,588

Household Durables (0.1%)
DR Horton, Inc.	2,400	181,512
Garmin Ltd.	1,100	104,346
Leggett & Platt, Inc.	1,000	41,170
Lennar Corp., Class A	2,000	163,360
Mohawk Industries, Inc.*	400	39,036
Newell Brands, Inc.	2,800	48,048
PulteGroup, Inc.	2,000	92,580
Whirlpool Corp.	500	91,945

		761,997

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	3,100	9,761,063
Booking Holdings, Inc.*	300	513,204
eBay, Inc.	4,900	255,290
Etsy, Inc.*	900	109,467
Expedia Group, Inc.	1,000	91,690

		10,730,714

Leisure Products (0.0%)
Hasbro, Inc.	900	74,448

Multiline Retail (0.2%)
Dollar General Corp.	1,800	377,316
Dollar Tree, Inc.*	1,700	155,278
Target Corp.	3,700	582,454

		1,115,048

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	500	76,750
AutoZone, Inc.*	200	235,528
Best Buy Co., Inc.	1,700	189,193
CarMax, Inc.*	1,200	110,292
Gap, Inc. (The)	1,500	25,545
Home Depot, Inc. (The)	7,900	2,193,909
L Brands, Inc.	1,700	54,077
Lowe’s Cos., Inc.	5,500	912,230
O’Reilly Automotive, Inc.*	500	230,540
Ross Stores, Inc.	2,600	242,632
Tiffany & Co.	800	92,680
TJX Cos., Inc. (The)	8,800	489,720
Tractor Supply Co.	800	114,672
Ulta Beauty, Inc.*	400	89,592

		5,057,360

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	2,500	39,375
NIKE, Inc., Class B	9,100	1,142,414
PVH Corp.	500	29,820
Ralph Lauren Corp.	400	27,188
Tapestry, Inc.	2,000	31,260
Under Armour, Inc., Class A*	1,400	15,722
Under Armour, Inc., Class C*	1,400	13,776
VF Corp.	2,300	161,575

		1,461,130

Total Consumer Discretionary		23,407,940

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	1,300	97,916
Coca-Cola Co. (The)	28,200	1,392,234
Constellation Brands, Inc., Class A	1,200	227,412
Molson Coors Beverage Co., Class B	1,400	46,984
Monster Beverage Corp.*	2,700	216,540
PepsiCo, Inc.	10,100	1,399,860

		3,380,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	3,200	$1,136,000
Kroger Co. (The)	5,700	193,287
Sysco Corp.	3,700	230,214
Walgreens Boots Alliance, Inc.	5,300	190,376
Walmart, Inc.	10,100	1,413,091

		3,162,968

Food Products (0.3%)
Archer-Daniels-Midland Co.	4,100	190,609
Campbell Soup Co.	1,500	72,555
Conagra Brands, Inc.	3,600	128,556
General Mills, Inc.	4,500	277,560
Hershey Co. (The)	1,100	157,674
Hormel Foods Corp.	2,000	97,780
J M Smucker Co. (The)	800	92,416
Kellogg Co.	1,900	122,721
Kraft Heinz Co. (The)	4,700	140,765
Lamb Weston Holdings, Inc.	1,100	72,897
McCormick & Co., Inc. (Non- Voting)	900	174,690
Mondelez International, Inc., Class A	10,400	597,480
Tyson Foods, Inc., Class A	2,100	124,908

		2,250,611

Household Products (0.6%)
Church & Dwight Co., Inc.	1,800	168,678
Clorox Co. (The)	900	189,153
Colgate-Palmolive Co.	6,300	486,045
Kimberly-Clark Corp.	2,500	369,150
Procter & Gamble Co. (The)	18,200	2,529,618

		3,742,644

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	1,600	349,200

Tobacco (0.2%)
Altria Group, Inc.	13,600	525,504
Philip Morris International, Inc.	11,400	854,886

		1,380,390

Total Consumer Staples		14,266,759

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	4,800	63,792
Halliburton Co.	6,400	77,120
National Oilwell Varco, Inc.	2,800	25,368
Schlumberger NV	10,100	157,156
TechnipFMC plc	3,100	19,561

		342,997

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	2,800	26,516
Cabot Oil & Gas Corp.	2,900	50,344
Chevron Corp.	13,600	979,200
Concho Resources, Inc.	1,400	61,768
ConocoPhillips	7,800	256,152
Devon Energy Corp.	2,800	26,488
Diamondback Energy, Inc.	1,200	36,144
EOG Resources, Inc.	4,300	154,542
Exxon Mobil Corp.	30,900	1,060,797
Hess Corp.	2,000	81,860
HollyFrontier Corp.	1,100	21,681
Kinder Morgan, Inc.	14,200	175,086
Marathon Oil Corp.	5,800	23,722
Marathon Petroleum Corp.	4,800	140,832
Noble Energy, Inc.	3,500	29,925
Occidental Petroleum Corp.	6,085	60,911
ONEOK, Inc.	3,200	83,136
Phillips 66	3,200	165,888
Pioneer Natural Resources Co.	1,200	103,188
Valero Energy Corp.	3,000	129,960
Williams Cos., Inc. (The)	8,900	174,885

		3,843,025

Total Energy		4,186,022

Financials (2.9%)
Banks (1.0%)
Bank of America Corp.	55,700	1,341,813
Citigroup, Inc.	15,200	655,272
Citizens Financial Group, Inc.	3,100	78,368
Comerica, Inc.	1,000	38,250
Fifth Third Bancorp	5,200	110,864
First Republic Bank	1,300	141,778
Huntington Bancshares, Inc.	7,400	67,858
JPMorgan Chase & Co.	22,300	2,146,821
KeyCorp	7,100	84,703
M&T Bank Corp.	900	82,881
People’s United Financial, Inc.	3,000	30,930
PNC Financial Services Group, Inc. (The)	3,100	340,721
Regions Financial Corp.	7,000	80,710
SVB Financial Group*	400	96,248
Truist Financial Corp.	9,773	371,863
US Bancorp	10,000	358,500
Wells Fargo & Co.	30,100	707,651
Zions Bancorp NA	1,200	35,064

		6,770,295

Capital Markets (0.7%)
Ameriprise Financial, Inc.	900	138,699
Bank of New York Mellon Corp. (The)	6,000	206,040
BlackRock, Inc.	1,000	563,550
Cboe Global Markets, Inc.	800	70,192
Charles Schwab Corp. (The)	8,500	307,955
CME Group, Inc.	2,600	435,006
E*TRADE Financial Corp.	1,600	80,080
Franklin Resources, Inc.	2,000	40,700
Intercontinental Exchange, Inc.	4,100	410,205
Invesco Ltd.	2,800	31,948
MarketAxess Holdings, Inc.	300	144,477
Moody’s Corp.	1,200	347,820
Morgan Stanley	8,800	425,480
MSCI, Inc.	600	214,068
Nasdaq, Inc.	800	98,168
Northern Trust Corp.	1,500	116,955
Raymond James Financial, Inc.	900	65,484
S&P Global, Inc.	1,800	649,080
State Street Corp.	2,600	154,258
T. Rowe Price Group, Inc.	1,700	217,974

		4,718,139

Consumer Finance (0.1%)
American Express Co.	4,800	481,200
Capital One Financial Corp.	3,300	237,138
Discover Financial Services	2,200	127,116
Synchrony Financial	4,000	104,680

		950,134

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	14,500	3,087,630

Insurance (0.6%)
Aflac, Inc.	4,800	174,480
Allstate Corp. (The)	2,300	216,522
American International Group, Inc.	6,300	173,439
Aon plc, Class A	1,700	350,710
Arthur J Gallagher & Co.	1,400	147,812
Assurant, Inc.	400	48,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Chubb Ltd.	3,300	$383,196
Cincinnati Financial Corp.	1,100	85,767
Everest Re Group Ltd.	300	59,262
Globe Life, Inc.	700	55,930
Hartford Financial Services Group, Inc. (The)	2,600	95,836
Lincoln National Corp.	1,300	40,729
Loews Corp.	1,700	59,075
Marsh & McLennan Cos., Inc.	3,700	424,390
MetLife, Inc.	5,500	204,435
Principal Financial Group, Inc.	1,900	76,513
Progressive Corp. (The)	4,300	407,081
Prudential Financial, Inc.	2,900	184,208
Travelers Cos., Inc. (The)	1,800	194,742
Unum Group	1,500	25,245
W R Berkley Corp.	1,000	61,150
Willis Towers Watson plc	1,000	208,820

		3,677,866

Total Financials		19,204,064

Health Care (4.3%)
Biotechnology (0.6%)
AbbVie, Inc.	12,851	1,125,619
Alexion Pharmaceuticals, Inc.*	1,600	183,088
Amgen, Inc.	4,300	1,092,888
Biogen, Inc.*	1,200	340,416
Gilead Sciences, Inc.	9,200	581,348
Incyte Corp.*	1,400	125,636
Regeneron Pharmaceuticals, Inc.*	800	447,824
Vertex Pharmaceuticals, Inc.*	1,900	517,028

		4,413,847

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	12,900	1,403,907
ABIOMED, Inc.*	300	83,118
Align Technology, Inc.*	500	163,680
Baxter International, Inc.	3,700	297,554
Becton Dickinson and Co.	2,100	488,628
Boston Scientific Corp.*	10,500	401,205
Cooper Cos., Inc. (The)	400	134,848
Danaher Corp.	4,600	990,518
Dentsply Sirona, Inc.	1,600	69,968
DexCom, Inc.*	700	288,561
Edwards Lifesciences Corp.*	4,500	359,190
Hologic, Inc.*	1,900	126,293
IDEXX Laboratories, Inc.*	600	235,866
Intuitive Surgical, Inc.*	900	638,586
Medtronic plc	9,800	1,018,416
ResMed, Inc.	1,100	188,573
STERIS plc	600	105,714
Stryker Corp.	2,400	500,088
Teleflex, Inc.	300	102,126
Varian Medical Systems, Inc.*	700	120,400
West Pharmaceutical Services, Inc.	500	137,450
Zimmer Biomet Holdings, Inc.	1,500	204,210

		8,058,899

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	1,100	106,612
Anthem, Inc.	1,800	483,462
Cardinal Health, Inc.	2,100	98,595
Centene Corp.*	4,152	242,186
Cigna Corp.	2,724	461,473
CVS Health Corp.	9,643	563,151
DaVita, Inc.*	500	42,825
HCA Healthcare, Inc.	1,900	236,892
Henry Schein, Inc.*	1,000	58,780
Humana, Inc.	1,000	413,890
Laboratory Corp. of America Holdings*	700	131,789
McKesson Corp.	1,192	177,525
Quest Diagnostics, Inc.	1,000	114,490
UnitedHealth Group, Inc.	6,900	2,151,213
Universal Health Services, Inc., Class B	600	64,212

		5,347,095

Health Care Technology (0.0%)
Cerner Corp.	2,200	159,038

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,300	232,162
Bio-Rad Laboratories, Inc., Class A*	200	103,092
Illumina, Inc.*	1,100	339,988
IQVIA Holdings, Inc.*	1,400	220,682
Mettler-Toledo International, Inc.*	200	193,150
PerkinElmer, Inc.	800	100,408
Thermo Fisher Scientific, Inc.	2,900	1,280,408
Waters Corp.*	500	97,840

		2,567,730

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	16,500	994,785
Catalent, Inc.*	1,200	102,792
Eli Lilly and Co.	5,800	858,516
Johnson & Johnson	19,200	2,858,496
Merck & Co., Inc.	18,500	1,534,575
Mylan NV*	3,800	56,354
Perrigo Co. plc	1,000	45,910
Pfizer, Inc.	40,600	1,490,020
Zoetis, Inc.	3,500	578,795

		8,520,243

Total Health Care		29,066,852

Industrials (2.5%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	3,900	644,514
General Dynamics Corp.	1,700	235,331
Howmet Aerospace, Inc.	2,900	48,488
Huntington Ingalls Industries, Inc.	300	42,225
L3Harris Technologies, Inc.	1,580	268,347
Lockheed Martin Corp.	1,800	689,904
Northrop Grumman Corp.	1,100	347,039
Raytheon Technologies Corp.	11,236	646,520
Teledyne Technologies, Inc.*	300	93,063
Textron, Inc.	1,700	61,353
TransDigm Group, Inc.	400	190,048

		3,266,832

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,000	102,190
Expeditors International of Washington, Inc.	1,200	108,624
FedEx Corp.	1,800	452,736
United Parcel Service, Inc., Class B	5,200	866,476

		1,530,026

Airlines (0.1%)
Alaska Air Group, Inc.	900	32,967
American Airlines Group, Inc.(x)	3,700	45,473
Delta Air Lines, Inc.	4,700	143,726
Southwest Airlines Co.	4,300	161,250
United Airlines Holdings, Inc.*	2,100	72,975

		456,391

Building Products (0.1%)
A O Smith Corp.	1,000	52,800
Allegion plc	700	69,237
Carrier Global Corp.	5,900	180,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Fortune Brands Home & Security, Inc.	1,000	$86,520
Ingersoll-Rand plc	1,700	206,125
Johnson Controls International plc	5,400	220,590
Masco Corp.	1,900	104,747

		920,205

Commercial Services & Supplies (0.1%)
Cintas Corp.	600	199,698
Copart, Inc.*	1,500	157,740
Republic Services, Inc.	1,500	140,025
Rollins, Inc.	1,150	62,318
Waste Management, Inc.	2,800	316,876

		876,657

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	1,000	92,770
Quanta Services, Inc.	1,000	52,860

		145,630

Electrical Equipment (0.2%)
AMETEK, Inc.	1,700	168,980
Eaton Corp. plc	2,900	295,887
Emerson Electric Co.	4,400	288,508
Rockwell Automation, Inc.	800	176,544

		929,919

Industrial Conglomerates (0.3%)
3M Co.	4,200	672,756
General Electric Co.	63,900	398,097
Honeywell International, Inc.	5,100	839,511
Roper Technologies, Inc.	800	316,088

		2,226,452

Machinery (0.5%)
Caterpillar, Inc.	4,000	596,600
Cummins, Inc.	1,100	232,276
Deere & Co.	2,300	509,749
Dover Corp.	1,100	119,174
Flowserve Corp.	1,000	27,290
Fortive Corp.	2,500	190,525
IDEX Corp.	600	109,446
Illinois Tool Works, Inc.	2,100	405,741
Ingersoll Rand, Inc.*	2,676	95,266
Otis Worldwide Corp.	3,050	190,381
PACCAR, Inc.	2,500	213,200
Parker-Hannifin Corp.	900	182,106
Pentair plc	1,200	54,924
Snap-on, Inc.	400	58,852
Stanley Black & Decker, Inc.	1,200	194,640
Westinghouse Air Brake Technologies Corp.	1,329	82,238
Xylem, Inc.	1,300	109,356

		3,371,764

Professional Services (0.1%)
Equifax, Inc.	900	141,210
IHS Markit Ltd.	2,700	211,977
Nielsen Holdings plc	2,600	36,868
Robert Half International, Inc.	800	42,352
Verisk Analytics, Inc.	1,200	222,372

		654,779

Road & Rail (0.3%)
CSX Corp.	5,600	434,952
JB Hunt Transport Services, Inc.	600	75,828
Kansas City Southern	700	126,581
Norfolk Southern Corp.	1,900	406,581
Old Dominion Freight Line, Inc.	700	126,644
Union Pacific Corp.	5,000	984,350

		2,154,936

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,200	189,378
United Rentals, Inc.*	500	87,250
WW Grainger, Inc.	300	107,031

		383,659

Total Industrials		16,917,250

Information Technology (8.5%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	400	82,772
Cisco Systems, Inc.	30,900	1,217,151
F5 Networks, Inc.*	400	49,108
Juniper Networks, Inc.	2,400	51,600
Motorola Solutions, Inc.	1,200	188,172

		1,588,803

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,200	238,194
CDW Corp.	1,000	119,530
Corning, Inc.	5,600	181,496
FLIR Systems, Inc.	1,000	35,850
IPG Photonics Corp.*	300	50,991
Keysight Technologies, Inc.*	1,400	138,292
TE Connectivity Ltd.	2,400	234,576
Zebra Technologies Corp., Class A*	400	100,984

		1,099,913

IT Services (1.7%)
Accenture plc, Class A	4,600	1,039,554
Akamai Technologies, Inc.*	1,200	132,648
Automatic Data Processing, Inc.	3,100	432,419
Broadridge Financial Solutions, Inc.	800	105,600
Cognizant Technology Solutions Corp., Class A	4,000	277,680
DXC Technology Co.	1,900	33,915
Fidelity National Information Services, Inc.	4,500	662,445
Fiserv, Inc.*	4,100	422,505
FleetCor Technologies, Inc.*	600	142,860
Gartner, Inc.*	700	87,465
Global Payments, Inc.	2,172	385,704
International Business Machines Corp.	6,500	790,855
Jack Henry & Associates, Inc.	600	97,554
Leidos Holdings, Inc.	1,000	89,150
Mastercard, Inc., Class A	6,500	2,198,105
Paychex, Inc.	2,300	183,471
PayPal Holdings, Inc.*	8,600	1,694,458
VeriSign, Inc.*	700	143,395
Visa, Inc., Class A	12,300	2,459,631
Western Union Co. (The)	3,000	64,290

		11,443,704

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	8,600	705,114
Analog Devices, Inc.	2,700	315,198
Applied Materials, Inc.	6,700	398,315
Broadcom, Inc.	2,900	1,056,528
Intel Corp.	31,100	1,610,358
KLA Corp.	1,100	213,114
Lam Research Corp.	1,100	364,925
Maxim Integrated Products, Inc.	2,000	135,220
Microchip Technology, Inc.	1,800	184,968
Micron Technology, Inc.*	8,100	380,376
NVIDIA Corp.	4,500	2,435,490
Qorvo, Inc.*	800	103,208
QUALCOMM, Inc.	8,200	964,976
Skyworks Solutions, Inc.	1,200	174,600
Teradyne, Inc.	1,200	95,352
Texas Instruments, Inc.	6,700	956,693
Xilinx, Inc.	1,800	187,632

		10,282,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Software (2.8%)
Adobe, Inc.*	3,500	$1,716,505
ANSYS, Inc.*	600	196,338
Autodesk, Inc.*	1,600	369,616
Cadence Design Systems, Inc.*	2,000	213,260
Citrix Systems, Inc.	900	123,939
Fortinet, Inc.*	1,000	117,810
Intuit, Inc.	1,900	619,799
Microsoft Corp.	55,300	11,631,249
NortonLifeLock, Inc.	4,300	89,612
Oracle Corp.	14,100	841,770
Paycom Software, Inc.*	400	124,520
salesforce.com, Inc.*	6,600	1,658,712
ServiceNow, Inc.*	1,400	679,000
Synopsys, Inc.*	1,100	235,378
Tyler Technologies, Inc.*	300	104,568

		18,722,076

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	117,400	13,596,094
Hewlett Packard Enterprise Co.	9,400	88,078
HP, Inc.	10,000	189,900
NetApp, Inc.	1,600	70,144
Seagate Technology plc	1,600	78,832
Western Digital Corp.	2,200	80,410
Xerox Holdings Corp.	1,300	24,401

		14,127,859

Total Information Technology		57,264,422

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	1,600	476,576
Albemarle Corp.	800	71,424
Celanese Corp.	900	96,705
CF Industries Holdings, Inc.	1,600	49,136
Corteva, Inc.	5,500	158,455
Dow, Inc.	5,400	254,070
DuPont de Nemours, Inc.	5,399	299,536
Eastman Chemical Co.	1,000	78,120
Ecolab, Inc.	1,800	359,712
FMC Corp.	900	95,319
International Flavors & Fragrances, Inc.	800	97,960
Linde plc	3,800	904,894
LyondellBasell Industries NV, Class A	1,900	133,931
Mosaic Co. (The)	2,500	45,675
PPG Industries, Inc.	1,700	207,536
Sherwin-Williams Co. (The)	600	418,044

		3,747,093

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	500	117,680
Vulcan Materials Co.	1,000	135,540

		253,220

Containers & Packaging (0.1%)
Amcor plc	11,500	127,075
Avery Dennison Corp.	600	76,704
Ball Corp.	2,400	199,488
International Paper Co.	2,900	117,566
Packaging Corp. of America	700	76,335
Sealed Air Corp.	1,100	42,691
Westrock Co.	1,900	66,006

		705,865

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	10,600	165,784
Newmont Corp.	5,900	374,355
Nucor Corp.	2,200	98,692

		638,831

Total Materials		5,345,009

Real Estate (0.8%)
Equity Real Estate Investment Trusts (REITs) (0.8%)
Alexandria Real Estate Equities, Inc. (REIT)	900	144,000
American Tower Corp. (REIT)	3,200	773,536
Apartment Investment and Management Co. (REIT), Class A	1,099	37,058
AvalonBay Communities, Inc. (REIT)	1,000	149,340
Boston Properties, Inc. (REIT)	1,000	80,300
Crown Castle International Corp. (REIT)	3,100	516,150
Digital Realty Trust, Inc. (REIT)	2,000	293,520
Duke Realty Corp. (REIT)	2,700	99,630
Equinix, Inc. (REIT)	600	456,078
Equity Residential (REIT)	2,500	128,325
Essex Property Trust, Inc. (REIT)	500	100,395
Extra Space Storage, Inc. (REIT)	900	96,291
Federal Realty Investment Trust (REIT)	500	36,720
Healthpeak Properties, Inc. (REIT)	3,900	105,885
Host Hotels & Resorts, Inc. (REIT)	5,200	56,108
Iron Mountain, Inc. (REIT)	2,100	56,259
Kimco Realty Corp. (REIT)	3,100	34,906
Mid-America Apartment Communities, Inc. (REIT)	800	92,760
Prologis, Inc. (REIT)	5,400	543,348
Public Storage (REIT)	1,100	244,992
Realty Income Corp. (REIT)	2,500	151,875
Regency Centers Corp. (REIT)	1,200	45,624
SBA Communications Corp. (REIT)	800	254,784
Simon Property Group, Inc. (REIT)	2,200	142,296
SL Green Realty Corp. (REIT)	500	23,185
UDR, Inc. (REIT)	2,200	71,742
Ventas, Inc. (REIT)	2,700	113,292
Vornado Realty Trust (REIT)	1,100	37,081
Welltower, Inc. (REIT)	3,000	165,270
Weyerhaeuser Co. (REIT)	5,500	156,860

		5,207,610

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	2,400	112,728

Total Real Estate		5,320,338

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,800	92,970
American Electric Power Co., Inc.	3,600	294,228
Duke Energy Corp.	5,400	478,224
Edison International	2,800	142,352
Entergy Corp.	1,500	147,795
Evergy, Inc.	1,700	86,394
Eversource Energy	2,500	208,875
Exelon Corp.	7,100	253,896
FirstEnergy Corp.	4,000	114,840
NextEra Energy, Inc.	3,600	999,216
NRG Energy, Inc.	1,800	55,332
Pinnacle West Capital Corp.	800	59,640
PPL Corp.	5,600	152,376
Southern Co. (The)	7,700	417,494
Xcel Energy, Inc.	3,800	262,238

		3,765,870

Gas Utilities (0.0%)
Atmos Energy Corp.	900	86,031

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	4,900	$88,739

Multi-Utilities (0.3%)
Ameren Corp.	1,800	142,344
CenterPoint Energy, Inc.	4,000	77,400
CMS Energy Corp.	2,100	128,961
Consolidated Edison, Inc.	2,400	186,720
Dominion Energy, Inc.	6,069	479,026
DTE Energy Co.	1,400	161,056
NiSource, Inc.	2,800	61,600
Public Service Enterprise Group, Inc.	3,700	203,167
Sempra Energy	2,100	248,556
WEC Energy Group, Inc.	2,300	222,870

		1,911,700

Water Utilities (0.0%)
American Water Works Co., Inc.	1,300	188,344

Total Utilities		6,040,684

Total Common Stocks (30.2%) (Cost $164,910,145)		202,883,975

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (37.6%)
U.S. Treasury Notes 1.625%, 8/15/29	$231,250,000	251,854,283

Total Long-Term Debt Securities (37.6%) (Cost $243,444,069)		251,854,283

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (27.9%)
Goldman Sachs Financial Square Funds - Government Fund‡	33,302,928	33,302,928
Goldman Sachs Financial Square Funds - Treasury Obligations Fund‡	32,623,276	32,623,276
Goldman Sachs Financial Square Funds - Treasury Solutions Fund‡	32,283,450	32,283,450
JPMorgan Prime Money Market Fund, IM Shares	88,504,713	88,566,666

Total Investment Companies		186,776,320

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $54,796, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $55,892. (xx)	$54,796	54,796
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $11,268, collateralized by various Common Stocks; total market value $12,522. (xx)	11,268	11,268

Total Repurchase Agreements		66,064

Total Short-Term Investments (27.9%) (Cost $186,808,838)		186,842,384

Total Investments in Securities (95.7%) (Cost $595,163,052)		641,580,642
Other Assets Less Liabilities (4.3%)		28,819,549

Net Assets (100%)		$670,400,191

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $90,029. This was collateralized by $24,920 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $66,064 which was subsequently invested in joint repurchase agreements.

Glossary:

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund	33,302,928	30,806,384	4,683,743	(2,187,199)	—	—	33,302,928	121,768	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund	32,623,276	30,177,682	4,588,157	(2,142,563)	—	—	32,623,276	110,843	—
Goldman Sachs Financial Square Funds - Treasury Solutions Fund	32,283,450	29,863,331	4,540,364	(2,120,245)	—	—	32,283,450	113,366	—

Total		90,847,397	13,812,264	(6,450,007)	—	—	98,209,654	345,977	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,228	12/2020	EUR	45,986,209	(1,817,302)
FTSE 100 Index	410	12/2020	GBP	30,904,076	(1,318,563)
Russell 2000 E-Mini Index	330	12/2020	USD	24,822,600	238,496
S&P Midcap 400 E-Mini Index	232	12/2020	USD	43,056,880	152,765
TOPIX Index	220	12/2020	JPY	33,907,932	809,738

					(1,934,866)

Short Contracts
S&P 500 E-Mini Index	(99)	12/2020	USD	(16,592,400)	(53,801)

					(53,801)

					(1,988,667)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,864,635	$—	$—	$21,864,635
Consumer Discretionary	23,407,940	—	—	23,407,940
Consumer Staples	14,266,759	—	—	14,266,759
Energy	4,186,022	—	—	4,186,022
Financials	19,204,064	—	—	19,204,064
Health Care	29,066,852	—	—	29,066,852
Industrials	16,917,250	—	—	16,917,250
Information Technology	57,264,422	—	—	57,264,422
Materials	5,345,009	—	—	5,345,009
Real Estate	5,320,338	—	—	5,320,338
Utilities	6,040,684	—	—	6,040,684
Futures	1,200,999	—	—	1,200,999
Short-Term Investments
Investment Companies	186,776,320	—	—	186,776,320
Repurchase Agreements	—	66,064	—	66,064
U.S. Treasury Obligations	—	251,854,283	—	251,854,283

Total Assets	$390,861,294	$251,920,347	$—	$642,781,641

Liabilities:
Futures	$(3,189,666)	$—	$—	$(3,189,666)

Total Liabilities	$(3,189,666)	$—	$—	$(3,189,666)

Total	$387,671,628	$251,920,347	$—	$639,591,975

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,954,076
Aggregate gross unrealized depreciation	(18,124,092)

Net unrealized appreciation	$42,829,984

Federal income tax cost of investments in securities and derivative instruments, if applicable	$596,761,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Diversified Financial Services (0.2%)
Private Export Funding Corp.
Series II
2.050%, 11/15/22	$10,325,000	$10,711,708
Series KK
3.550%, 1/15/24	5,979,000	6,603,528
Series NN
3.250%, 6/15/25	2,500,000	2,823,532

		20,138,768

Total Financials		20,138,768

Total Corporate Bond		20,138,768

U.S. Government Agency Securities (49.6%)
FFCB
2.350%, 2/12/21	10,000,000	10,081,084
0.550%, 10/20/21	15,000,000	15,004,505
1.950%, 11/2/21	15,000,000	15,292,608
3.050%, 11/15/21	35,000,000	36,136,513
1.600%, 12/28/21	28,230,000	28,735,478
2.600%, 1/18/22	15,000,000	15,468,342
0.200%, 1/27/22	15,000,000	14,990,451
1.550%, 1/28/22	30,000,000	30,567,735
1.530%, 2/10/22	15,000,000	15,076,192
2.530%, 2/14/22	15,000,000	15,491,233
2.550%, 3/1/22	15,000,000	15,499,080
0.375%, 4/8/22	75,000,000	75,220,343
0.200%, 7/13/22	15,000,000	15,006,791
0.220%, 7/21/22	10,000,000	9,996,702
1.850%, 8/5/22	15,000,000	15,475,293
1.625%, 8/22/22	20,000,000	20,549,092
1.375%, 10/11/22	15,000,000	15,363,988
0.875%, 10/13/22	25,000,000	25,007,018
1.710%, 11/25/22	15,000,000	15,036,195
1.600%, 2/10/23	15,000,000	15,077,839
1.460%, 3/3/23	10,000,000	10,054,934
1.000%, 3/24/23	10,000,000	10,040,136
0.370%, 4/13/23	15,000,000	15,001,175
2.875%, 7/17/23	20,000,000	21,470,446
1.600%, 8/14/23	20,000,000	20,776,842
0.300%, 9/1/23	10,000,000	9,996,750
0.420%, 10/16/23	20,000,000	20,002,700
0.530%, 11/27/23	15,000,000	15,001,116
0.590%, 3/25/24	25,000,000	25,002,093
1.200%, 4/1/24	15,000,000	15,065,910
0.640%, 5/20/24	15,000,000	15,001,097
0.390%, 6/17/24	10,000,000	9,988,403
0.470%, 8/19/24	10,000,000	10,003,287
0.640%, 1/27/25	10,000,000	10,002,972
1.300%, 3/26/25	15,000,000	15,064,281
0.680%, 8/4/25	30,000,000	30,009,609
0.570%, 8/12/25	10,000,000	9,995,682
2.050%, 11/25/25	15,000,000	15,037,725
2.070%, 1/13/26	15,000,000	15,070,335
2.000%, 2/4/26	15,000,000	15,080,794
2.400%, 12/16/27	15,000,000	15,053,880
2.440%, 10/16/28	15,000,000	15,011,440
1.850%, 3/11/30	10,000,000	10,047,842
1.230%, 7/29/30	5,000,000	4,986,893
1.240%, 9/3/30	10,000,000	9,976,346
FHLB
3.000%, 10/12/21	50,000,000	51,453,135
1.625%, 11/19/21	33,980,000	34,549,495
1.875%, 11/29/21	98,500,000	100,441,415
2.625%, 12/10/21	9,825,000	10,114,034
1.625%, 12/20/21(x)	14,035,000	14,295,490
2.250%, 3/11/22	5,000,000	5,151,315
2.125%, 6/10/22(x)	20,000,000	20,656,978
1.875%, 12/9/22	22,250,000	23,061,251
2.500%, 12/9/22	20,000,000	21,017,664
1.375%, 2/17/23	20,000,000	20,543,888
3.250%, 6/9/23	10,000,000	10,804,019
3.375%, 9/8/23	50,000,000	54,537,735
2.500%, 2/13/24	51,865,000	55,801,175
2.875%, 6/14/24	13,085,000	14,324,658
1.500%, 8/15/24(x)	47,875,000	50,206,910
2.875%, 9/13/24	46,180,000	50,829,056
2.750%, 12/13/24	40,000,000	43,996,800
2.375%, 3/14/25	10,000,000	10,882,955
0.500%, 4/14/25(x)	41,290,000	41,512,689
0.500%, 6/13/25	20,000,000	20,111,124
3.125%, 6/13/25	10,000,000	11,261,980
0.375%, 9/4/25	56,620,000	56,556,738
3.250%, 6/9/28	25,000,000	29,870,422
3.250%, 11/16/28(x)	66,335,000	79,564,289
FHLMC
2.375%, 1/13/22	100,000,000	102,833,320
0.350%, 5/13/22	15,000,000	15,004,325
0.250%, 6/8/22	10,000,000	10,016,473
0.375%, 6/8/22	25,000,000	25,011,422
0.300%, 6/30/22	15,000,000	15,008,635
0.320%, 7/8/22	25,000,000	25,012,880
0.125%, 7/25/22	12,130,000	12,124,916
0.400%, 12/29/22	15,000,000	15,008,907
0.350%, 1/27/23	10,000,000	10,007,658
0.375%, 4/20/23	25,000,000	25,116,947
0.950%, 4/20/23	15,000,000	15,006,381
0.375%, 5/5/23	25,000,000	25,105,800
0.500%, 6/8/23	25,000,000	25,012,890
2.750%, 6/19/23	100,000,000	106,809,030
0.250%, 6/26/23	8,960,000	8,962,807
0.450%, 7/28/23	5,000,000	5,002,778
0.450%, 8/4/23	25,000,000	25,013,913
0.250%, 8/24/23	25,710,000	25,712,756
0.250%, 9/8/23	11,315,000	11,311,340
0.550%, 1/8/24	15,000,000	15,001,228
0.700%, 6/10/24	15,000,000	15,012,386
0.600%, 7/29/24	20,000,000	20,018,394
1.500%, 2/12/25	60,000,000	62,897,358
0.750%, 7/8/25	15,000,000	15,013,242
0.375%, 7/21/25	7,225,000	7,203,467
0.750%, 7/21/25	10,000,000	10,009,657
0.800%, 7/21/25	15,000,000	15,003,996
0.800%, 7/30/25	10,000,000	10,004,754
0.600%, 8/12/25	10,000,000	10,007,503
0.700%, 8/19/25	10,000,000	10,004,213
0.375%, 9/23/25	18,490,000	18,436,037
0.600%, 9/30/25	20,000,000	19,988,614
6.750%, 9/15/29(x)	20,000,000	30,284,600
FNMA
1.375%, 10/7/21	70,000,000	70,868,084
2.000%, 1/5/22	45,000,000	46,056,789
2.625%, 1/11/22	63,640,000	65,659,469
1.875%, 4/5/22	55,000,000	56,437,387
2.250%, 4/12/22(x)	58,915,000	60,826,586
1.375%, 9/6/22	50,000,000	51,156,755
2.000%, 10/5/22(x)	25,000,000	25,920,730
2.375%, 1/19/23	50,000,000	52,505,700
0.750%, 4/20/23	15,000,000	15,005,802
0.740%, 4/27/23	15,000,000	15,007,716
0.500%, 5/5/23	20,000,000	20,008,580

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.250%, 5/22/23	$50,000,000	$50,051,560
0.450%, 6/2/23	15,000,000	15,008,347
0.450%, 6/30/23	15,000,000	15,021,307
0.250%, 7/10/23	9,090,000	9,093,441
2.875%, 9/12/23	20,000,000	21,548,412
2.500%, 2/5/24	61,045,000	65,576,926
1.750%, 7/2/24	50,000,000	52,765,630
2.625%, 9/6/24	85,000,000	92,797,059
1.625%, 10/15/24	115,050,000	121,238,183
2.000%, 10/28/24	15,000,000	15,021,705
1.625%, 1/7/25(x)	68,600,000	72,300,510
0.625%, 4/22/25	21,380,000	21,629,703
0.500%, 6/17/25	20,000,000	20,067,266
0.375%, 8/25/25	47,500,000	47,308,471
2.125%, 4/24/26	119,485,000	130,559,180
1.875%, 9/24/26	120,000,000	129,706,968
0.875%, 8/5/30	20,000,000	19,687,498
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	20,000,000	20,782,438
3.000%, 6/30/25	6,301,000	7,014,545
Iraq Government AID Bonds
2.149%, 1/18/22	19,135,000	19,608,316
State of Israel AID Bonds
5.500%, 9/18/23	20,000,000	23,122,862
5.500%, 4/26/24	27,579,000	32,734,362
Tennessee Valley Authority
3.875%, 2/15/21	10,345,000	10,489,195
1.875%, 8/15/22	12,000,000	12,375,807
2.875%, 9/15/24	20,000,000	21,952,184
0.750%, 5/15/25	8,330,000	8,460,250
6.750%, 11/1/25	15,779,000	20,728,872
2.875%, 2/1/27	48,000,000	54,508,910
Ukraine Government AID Bonds
1.471%, 9/29/21	25,000,000	25,275,453

Total U.S. Government Agency Securities		4,011,221,970

U.S. Treasury Obligations (38.6%)
U.S. Treasury Bonds
8.000%, 11/15/21	2,800,000	3,046,578
7.250%, 8/15/22	10,000,000	11,330,945
7.125%, 2/15/23	2,000,000	2,331,248
6.250%, 8/15/23	1,000,000	1,175,073
U.S. Treasury Notes
1.250%, 10/31/21	25,000,000	25,301,050
2.000%, 11/15/21	30,000,000	30,625,881
1.750%, 11/30/21	30,000,000	30,561,837
1.875%, 11/30/21	10,000,000	10,202,318
1.625%, 12/31/21	35,000,000	35,648,666
2.000%, 12/31/21	14,550,000	14,887,657
2.125%, 12/31/21	40,000,000	40,988,832
1.500%, 1/31/22	36,175,000	36,830,701
2.000%, 2/15/22	18,000,000	18,461,065
1.125%, 2/28/22	30,000,000	30,421,128
1.750%, 2/28/22	25,000,000	25,569,285
1.875%, 2/28/22	30,000,000	30,737,649
1.750%, 3/31/22	20,000,000	20,483,578
1.875%, 3/31/22	5,000,000	5,129,957
1.875%, 4/30/22	25,000,000	25,686,913
1.750%, 5/15/22	16,000,000	16,417,550
2.125%, 5/15/22	25,000,000	25,805,563
1.750%, 5/31/22	30,000,000	30,806,037
0.125%, 6/30/22	50,000,000	49,996,305
1.625%, 8/15/22	30,000,000	30,840,078
1.750%, 9/30/22	25,000,000	25,806,597
1.875%, 10/31/22	13,000,000	13,469,176
2.000%, 10/31/22	15,000,000	15,581,841
1.625%, 11/15/22	19,500,000	20,114,700
2.000%, 11/30/22	40,000,000	41,609,428
2.125%, 12/31/22	74,000,000	77,300,755
1.750%, 1/31/23	35,000,000	36,309,791
2.375%, 1/31/23	35,000,000	36,821,106
2.000%, 2/15/23	55,000,000	57,417,728
1.500%, 2/28/23	18,000,000	18,590,661
1.500%, 3/31/23	39,000,000	40,316,125
2.500%, 3/31/23	9,000,000	9,529,464
1.625%, 4/30/23	26,000,000	26,991,372
1.750%, 5/15/23	12,500,000	13,026,211
1.625%, 5/31/23	7,500,000	7,795,357
2.750%, 5/31/23	50,000,000	53,460,810
1.375%, 6/30/23	60,000,000	62,019,186
1.250%, 7/31/23	41,000,000	42,271,574
0.125%, 8/15/23	30,000,000	29,976,543
2.500%, 8/15/23	23,000,000	24,547,120
1.375%, 8/31/23	3,125,000	3,236,139
2.750%, 8/31/23	45,000,000	48,392,460
1.375%, 9/30/23	25,000,000	25,910,055
1.625%, 10/31/23	30,000,000	31,352,541
2.750%, 11/15/23	11,500,000	12,425,725
2.125%, 11/30/23	18,000,000	19,111,925
2.250%, 12/31/23	31,000,000	33,087,289
2.250%, 1/31/24	33,000,000	35,272,783
2.500%, 1/31/24	9,000,000	9,695,394
2.750%, 2/15/24	20,000,000	21,732,836
2.125%, 2/29/24	33,000,000	35,186,455
2.375%, 2/29/24	5,000,000	5,373,726
2.125%, 3/31/24	40,000,000	42,708,264
2.000%, 4/30/24	35,000,000	37,264,024
2.500%, 5/15/24	28,000,000	30,334,811
2.000%, 5/31/24	38,000,000	40,507,989
2.000%, 6/30/24	19,000,000	20,279,359
1.750%, 7/31/24	55,000,000	58,252,623
2.125%, 7/31/24	35,000,000	37,567,488
2.375%, 8/15/24	93,000,000	100,790,024
1.250%, 8/31/24	22,000,000	22,893,477
1.875%, 8/31/24	25,000,000	26,624,858
1.500%, 9/30/24	18,000,000	18,923,955
2.125%, 9/30/24	7,000,000	7,533,138
2.250%, 10/31/24	4,000,000	4,329,945
2.250%, 11/15/24	25,000,000	27,075,585
1.500%, 11/30/24	24,000,000	25,270,560
1.750%, 12/31/24	10,000,000	10,643,894
2.250%, 12/31/24	22,000,000	23,880,338
2.000%, 2/15/25	13,000,000	13,996,355
2.125%, 5/15/25	57,000,000	61,902,200
2.875%, 7/31/25	18,000,000	20,253,551
0.250%, 8/31/25	20,000,000	19,984,478
2.250%, 11/15/25	15,000,000	16,491,906
1.625%, 2/15/26	20,000,000	21,398,812
1.625%, 5/15/26	97,000,000	103,950,254
2.125%, 5/31/26	9,000,000	9,900,293
1.500%, 8/15/26	85,000,000	90,629,227
1.375%, 8/31/26	40,000,000	42,368,580
1.625%, 9/30/26	25,000,000	26,860,785
2.000%, 11/15/26	71,000,000	77,955,565
2.250%, 2/15/27	21,000,000	23,445,248
0.500%, 5/31/27	10,000,000	10,044,103
2.250%, 8/15/27	20,000,000	22,440,088
2.250%, 11/15/27	53,500,000	60,171,150
2.750%, 2/15/28	26,600,000	30,954,654
2.875%, 5/15/28	16,000,000	18,834,250
2.875%, 8/15/28	33,000,000	38,981,517
3.125%, 11/15/28	47,500,000	57,238,179
2.625%, 2/15/29	52,000,000	60,776,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 5/15/29	$67,000,000	$77,135,103
1.625%, 8/15/29	17,500,000	19,059,243
1.750%, 11/15/29	15,000,000	16,522,979
1.500%, 2/15/30	71,000,000	76,636,633
0.625%, 5/15/30	40,000,000	39,889,092
0.625%, 8/15/30	43,000,000	42,786,621

Total U.S. Treasury Obligations		3,122,506,130

Total Long-Term Debt Securities (88.4%) (Cost $6,854,255,471)		7,153,866,868

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (10.8%)
iShares 1-3 Year Treasury Bond ETF	1,388,450	120,114,809
iShares 3-7 Year Treasury Bond ETF	6,067	810,491
iShares 7-10 Year Treasury Bond ETF(x)	1,083,450	131,985,879
Schwab Intermediate-Term U.S. Treasury ETF	950,000	55,746,000
Schwab Short-Term U.S. Treasury ETF	950,000	48,925,000
Vanguard Intermediate-Term Treasury ETF	3,900,000	274,872,000
Vanguard Short-Term Treasury ETF	3,900,000	242,151,000

Total Exchange Traded Funds (10.8%) (Cost $796,745,421)		874,605,179

SHORT-TERM INVESTMENTS:
Investment Company (0.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,000,005, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $3,060,000.(xx)	$3,000,000	3,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $900,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $918,001.(xx)	900,000	900,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $807,118, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $823,259.(xx)	807,116	807,116
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $8,000,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $8,869,361.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $25,001,361, collateralized by various Common Stocks; total market value $27,784,090.(xx)	25,000,000	25,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $15,000,083, collateralized by various Common Stocks; total market value $16,669,347.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $23,000,358, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $23,460,000.(xx)	23,000,000	23,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,500,061, collateralized by various Common Stocks; total market value $11,671,157.(xx)	10,500,000	10,500,000

Total Repurchase Agreements		86,207,116

Total Short-Term Investments (1.3%) (Cost $106,207,116)		106,207,116

Total Investments in Securities (100.5%) (Cost $7,757,208,008)		8,134,679,163
Other Assets Less Liabilities (-0.5%)		(41,038,516)

Net Assets (100%)		$8,093,640,647

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $115,352,859. This was collateralized by $11,627,427 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 10/8/20-8/15/48 and by cash of $106,207,116 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$20,138,768	$—	$20,138,768
Exchange Traded Funds	874,605,179	—	—	874,605,179
Short-Term Investments
Investment Company	20,000,000	—	—	20,000,000
Repurchase Agreements	—	86,207,116	—	86,207,116
U.S. Government Agency Securities	—	4,011,221,970	—	4,011,221,970
U.S. Treasury Obligations	—	3,122,506,130	—	3,122,506,130

Total Assets	$894,605,179	$7,240,073,984	$—	$8,134,679,163

Total Liabilities	$—	$—	$—	$—

Total	$894,605,179	$7,240,073,984	$—	$8,134,679,163

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$376,962,714
Aggregate gross unrealized depreciation	(279,422)

Net unrealized appreciation	$376,683,292

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,757,995,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.0%)
Afterpay Ltd.*	10,185	$595,254
AGL Energy Ltd.	30,882	301,805
AMP Ltd.	169,708	159,716
Ampol Ltd.	12,475	214,562
APA Group	56,626	419,875
Aristocrat Leisure Ltd.	27,653	596,353
ASX Ltd.	9,478	555,151
Aurizon Holdings Ltd.	90,593	276,442
AusNet Services	92,380	125,046
Australia & New Zealand Banking Group Ltd.	137,188	1,698,427
BHP Group Ltd.	144,023	3,706,116
BHP Group plc	102,624	2,187,824
BlueScope Steel Ltd.	26,536	242,243
Brambles Ltd.	129,482	974,749
CIMIC Group Ltd.*	4,886	65,097
Coca-Cola Amatil Ltd.	24,554	167,422
Cochlear Ltd.	3,004	426,978
Coles Group Ltd.	64,949	792,127
Commonwealth Bank of Australia	85,898	3,925,925
Computershare Ltd.	24,947	219,030
Crown Resorts Ltd.	17,708	111,836
CSL Ltd.	22,055	4,544,254
Dexus (REIT)	54,817	349,837
Evolution Mining Ltd.	81,425	338,047
Fortescue Metals Group Ltd.	81,978	959,621
Glencore plc*	490,453	1,016,078
Goodman Group (REIT)	80,011	1,029,746
GPT Group (The) (REIT)	90,839	254,573
Insurance Australia Group Ltd.	112,468	353,949
Lendlease Corp. Ltd.	30,816	244,085
Macquarie Group Ltd.	16,204	1,391,881
Magellan Financial Group Ltd.	5,973	243,442
Medibank Pvt Ltd.	133,191	239,928
Mirvac Group (REIT)	198,544	310,954
National Australia Bank Ltd.	156,409	1,995,671
Newcrest Mining Ltd.	39,550	891,421
Northern Star Resources Ltd.	37,188	365,671
Oil Search Ltd.	354,218	672,737
Orica Ltd.	19,764	218,999
Origin Energy Ltd.	88,771	274,498
Qantas Airways Ltd.	38,454	112,039
QBE Insurance Group Ltd.	73,136	452,630
Ramsay Health Care Ltd.	9,014	427,599
REA Group Ltd.	2,703	213,575
Rio Tinto Ltd.	18,113	1,226,317
Rio Tinto plc	54,555	3,291,746
Rio Tinto plc (ADR)	44,879	2,710,243
Santos Ltd.	90,081	316,125
Scentre Group (REIT)	249,610	394,959
SEEK Ltd.	15,329	234,495
Sonic Healthcare Ltd.(x)	21,309	506,950
South32 Ltd.	231,801	339,889
Stockland (REIT)	108,686	295,230
Suncorp Group Ltd.	59,295	360,200
Sydney Airport	65,595	276,131
Tabcorp Holdings Ltd.	105,916	254,185
Telstra Corp. Ltd.	200,141	399,253
TPG Telecom Ltd.*	19,853	105,256
Transurban Group	134,318	1,361,238
Treasury Wine Estates Ltd.	35,773	229,532
Vicinity Centres (REIT)	159,395	157,506
Washington H Soul Pattinson & Co. Ltd.(x)	6,054	102,180
Wesfarmers Ltd.	54,861	1,749,168
Westpac Banking Corp.	175,315	2,115,360
WiseTech Global Ltd.	17,520	329,409
Woodside Petroleum Ltd.	45,743	577,776
Woolworths Group Ltd.	62,120	1,624,049

		53,620,410

Austria (0.3%)
ANDRITZ AG	3,232	99,568
Erste Group Bank AG	90,464	1,891,901
OMV AG*	6,591	180,051
Raiffeisen Bank International AG*	6,997	106,964
Verbund AG	3,108	169,685
voestalpine AG	72,347	1,901,975

		4,350,144

Belgium (0.4%)
Ageas SA/NV	8,332	340,029
Anheuser-Busch InBev SA/NV	36,964	1,995,228
Colruyt SA*	2,495	161,898
Elia Group SA/NV	1,557	155,456
Galapagos NV*	2,122	301,401
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	133,756
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,813	343,670
KBC Group NV	12,494	625,613
Proximus SADP	7,212	131,652
Sofina SA	778	212,256
Solvay SA	3,688	317,147
Telenet Group Holding NV	1,895	73,457
UCB SA	6,319	717,592
Umicore SA(x)	9,346	389,151

		5,898,306

Brazil (0.4%)
Ambev SA*	918,900	2,058,399
Banco Bradesco SA (ADR)	575,234	1,973,053
Petroleo Brasileiro SA (ADR)	216,968	1,544,812

		5,576,264

Canada (1.2%)
Agnico Eagle Mines Ltd.	28,853	2,298,836
Canadian National Railway Co.	37,404	3,982,030
Element Fleet Management Corp.	125,804	1,046,831
Franco-Nevada Corp.	9,998	1,397,115
Magna International, Inc.	43,582	1,994,256
Restaurant Brands International, Inc.	45,592	2,621,996
Ritchie Bros Auctioneers, Inc.	48,883	2,899,095

		16,240,159

Chile (0.1%)
Antofagasta plc	19,452	256,469
Sociedad Quimica y Minera de Chile SA (ADR)	39,280	1,273,458

		1,529,927

China (2.5%)
51job, Inc. (ADR)*	8,636	673,522
Alibaba Group Holding Ltd.*	86,900	3,213,446
Alibaba Group Holding Ltd. (ADR)*	9,025	2,653,170
Anhui Conch Cement Co. Ltd., Class H	270,000	1,866,779
Baidu, Inc. (ADR)*	14,275	1,807,072
BeiGene Ltd. (ADR)*	1,793	513,587
BOC Hong Kong Holdings Ltd.	177,543	470,978
Budweiser Brewing Co. APAC Ltd.(m)	86,800	253,560
BYD Co. Ltd., Class H(x)	197,500	3,132,935
China Life Insurance Co. Ltd., Class H	774,000	1,756,819
China Oilfield Services Ltd., Class H	2,936,000	2,060,216
China Resources Gas Group Ltd.	184,000	823,786
Kingsoft Corp. Ltd.	64,000	322,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Microport Scientific Corp.(x)	35,000	$139,940
Prosus NV*	52,157	4,809,815
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	488,000	2,049,496
Sinopharm Group Co. Ltd., Class H	482,000	1,023,059
Tencent Holdings Ltd.	63,200	4,208,701
TravelSky Technology Ltd., Class H	765,000	1,635,417
Wilmar International Ltd.	97,955	317,320
Yangzijiang Shipbuilding Holdings Ltd.	143,834	104,880

		33,837,001

Colombia (0.2%)
Bancolombia SA (ADR)	63,896	1,632,543
Ecopetrol SA (ADR)(x)	160,343	1,577,775

		3,210,318

Czech Republic (0.0%)
Komercni banka A/S*	9,780	205,549

Denmark (1.6%)
Ambu A/S, Class B	8,228	232,958
AP Moller - Maersk A/S, Class A	156	227,866
AP Moller - Maersk A/S, Class B	324	513,673
Carlsberg A/S, Class B	4,905	660,459
Chr Hansen Holding A/S	13,048	1,450,156
Coloplast A/S, Class B	5,670	896,700
Danske Bank A/S*	32,586	441,395
Demant A/S*	5,775	181,667
DSV Panalpina A/S	10,137	1,654,251
Genmab A/S*	8,848	3,212,818
GN Store Nord A/S	5,997	453,763
H Lundbeck A/S	3,686	121,505
Novo Nordisk A/S, Class B	114,981	7,986,784
Novozymes A/S, Class B	9,895	622,386
Orsted A/S(m)	9,278	1,279,760
Pandora A/S	5,065	364,472
Tryg A/S	5,432	171,208
Vestas Wind Systems A/S	9,538	1,543,310

		22,015,131

Finland (0.6%)
Elisa OYJ	6,739	397,210
Fortum OYJ	21,511	435,382
Kone OYJ, Class B	16,474	1,448,263
Neste OYJ	20,504	1,078,178
Nokia OYJ*	279,773	1,096,597
Nordea Bank Abp (Aquis Stock Exchange)	2,447	18,586
Nordea Bank Abp (Turquoise Stock Exchange)	156,796	1,194,375
Orion OYJ, Class B	4,971	224,967
Sampo OYJ, Class A	23,744	939,357
Stora Enso OYJ, Class R	27,402	429,406
UPM-Kymmene OYJ	25,754	783,850
Wartsila OYJ Abp	21,524	169,365

		8,215,536

France (9.4%)
Accor SA*	58,608	1,639,239
Adevinta ASA*	11,739	201,322
Aeroports de Paris	1,430	142,389
Air Liquide SA	41,041	6,512,522
Airbus SE*	28,555	2,072,658
Alstom SA*	33,634	1,674,555
Amundi SA(m)*	15,495	1,092,386
Arkema SA	3,429	363,778
Atos SE*	4,907	395,278
AXA SA‡	93,697	1,729,678
BioMerieux	2,012	314,959
BNP Paribas SA*	92,932	3,366,557
Bollore SA	39,268	146,571
Bouygues SA	11,309	392,068
Bureau Veritas SA*	14,731	330,873
Capgemini SE	34,028	4,358,161
Carrefour SA	29,618	474,073
Cie de Saint-Gobain*	25,203	1,058,169
Cie Generale des Etablissements Michelin SCA	8,360	894,560
CNP Assurances*	8,004	100,027
Covivio (REIT)	2,419	170,751
Credit Agricole SA*	56,552	494,307
Danone SA	76,149	4,925,403
Dassault Aviation SA*	131	111,195
Dassault Systemes SE	10,733	2,002,077
Edenred	56,209	2,521,837
Eiffage SA*	4,043	329,519
Electricite de France SA	28,961	306,383
Engie SA*	210,249	2,810,079
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	4,356	594,728
EssilorLuxottica SA (Turquoise Stock Exchange)*	44,811	6,093,645
Eurazeo SE*	1,541	83,401
Faurecia SE*	3,637	157,060
Gecina SA (REIT)	2,312	305,878
Getlink SE*	21,669	293,798
Hermes International	1,534	1,322,283
Icade (REIT)	1,620	90,934
Iliad SA	759	139,633
Ingenico Group SA*	2,905	449,506
Ipsen SA	1,724	180,868
JCDecaux SA*	55,908	968,733
Kering SA	7,764	5,158,287
Klepierre SA (REIT)(x)	10,221	143,391
La Francaise des Jeux SAEM(m)	4,300	157,928
Legrand SA	23,265	1,857,330
L’Oreal SA	23,045	7,498,892
LVMH Moet Hennessy Louis Vuitton SE	28,014	13,096,431
Natixis SA*	40,941	92,014
Orange SA	97,018	1,009,524
Orpea*	2,603	295,638
Pernod Ricard SA	33,299	5,314,191
Peugeot SA*	29,088	524,466
Publicis Groupe SA	10,493	340,042
Remy Cointreau SA(x)	1,068	194,946
Renault SA*	9,620	248,313
Safran SA*	46,798	4,605,101
Sanofi	74,867	7,506,844
Sartorius Stedim Biotech	1,338	460,826
Schneider Electric SE	60,170	7,468,000
SCOR SE*	8,196	227,085
SEB SA	1,012	164,614
Societe Generale SA*	38,280	506,545
Sodexo SA	25,135	1,789,937
Suez SA	16,030	296,753
Teleperformance	6,181	1,903,520
Thales SA	5,012	375,292
TOTAL SE(x)	165,890	5,695,509
Ubisoft Entertainment SA*	19,176	1,732,920
Unibail-Rodamco- Westfield (REIT)(x)	6,992	257,995
Valeo SA	11,355	347,046
Veolia Environnement SA	26,570	573,007
Vinci SA	33,036	2,755,562
Vivendi SA	40,618	1,132,113
Wendel SE	1,377	124,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Worldline SA(m)*	6,559	$537,823

		126,004,635

Germany (7.9%)
adidas AG*	9,274	3,001,653
Allianz SE (Registered)	35,998	6,905,087
Aroundtown SA*	48,559	244,082
BASF SE	44,696	2,721,728
Bayer AG (Registered)	80,216	5,013,555
Bayerische Motoren Werke AG	15,974	1,159,874
Bayerische Motoren Werke AG (Preference)(q)	2,622	143,665
Beiersdorf AG	5,009	569,613
Brenntag AG	7,625	485,181
Carl Zeiss Meditec AG	1,857	235,031
Commerzbank AG*	49,880	245,156
Continental AG	27,834	3,017,353
Covestro AG(m)	41,868	2,078,820
Daimler AG (Registered)	41,575	2,241,743
Delivery Hero SE(m)*	6,160	708,586
Deutsche Bank AG (Registered)*	97,358	820,856
Deutsche Boerse AG	9,161	1,608,847
Deutsche Lufthansa AG (Registered)*	12,188	105,054
Deutsche Post AG (Registered)	99,949	4,557,789
Deutsche Telekom AG (Registered)	162,418	2,720,864
Deutsche Wohnen SE	16,576	829,408
E.ON SE	109,810	1,213,255
Evonik Industries AG	9,693	251,117
Fraport AG Frankfurt Airport Services Worldwide*	2,176	86,168
Fresenius Medical Care AG & Co. KGaA	10,459	883,136
Fresenius SE & Co. KGaA	20,469	931,740
FUCHS PETROLUB SE (Preference)(q)	2,978	151,446
GEA Group AG	45,979	1,620,757
Hannover Rueck SE	2,896	448,936
HeidelbergCement AG	7,066	433,439
Henkel AG & Co. KGaA	4,870	456,164
Henkel AG & Co. KGaA (Preference)(q)	8,671	907,949
HOCHTIEF AG	1,124	87,501
Infineon Technologies AG	171,560	4,852,875
KION Group AG	3,080	264,514
Knorr-Bremse AG	3,551	419,465
LANXESS AG	3,877	222,508
LEG Immobilien AG	3,447	492,067
Merck KGaA	25,046	3,657,287
METRO AG	7,355	73,459
MTU Aero Engines AG	11,980	1,992,499
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	6,861	1,742,003
Nemetschek SE	2,890	211,671
Porsche Automobil Holding SE (Preference)(q)*	7,200	429,874
Puma SE*	4,182	376,805
Rheinmetall AG	32,259	2,908,413
RWE AG	81,568	3,058,092
SAP SE	115,829	18,037,288
Sartorius AG (Preference)(q)	1,746	717,246
Scout24 AG(m)	5,370	468,712
Siemens AG (Registered)	50,446	6,378,680
Siemens Energy AG*	25,223	680,172
Siemens Healthineers AG(m)	13,155	590,708
Symrise AG	20,400	2,822,175
TeamViewer AG*	6,518	321,862
Telefonica Deutschland Holding AG	52,488	134,630
thyssenkrupp AG*	17,610	89,003
Uniper SE	9,939	321,127
United Internet AG (Registered)	5,260	201,277
Volkswagen AG	1,480	258,722
Volkswagen AG (Preference)(q)	17,692	2,847,325
Vonovia SE	55,528	3,815,802
Zalando SE(m)*	7,255	679,081

		105,950,895

Hong Kong (2.0%)
AIA Group Ltd.	1,319,252	12,996,187
ASM Pacific Technology Ltd.	14,607	149,304
Bank of East Asia Ltd. (The)	69,027	127,257
CK Asset Holdings Ltd.	128,205	625,523
CK Infrastructure Holdings Ltd.	30,340	141,982
CLP Holdings Ltd.	78,564	732,317
Dairy Farm International Holdings Ltd.	19,300	73,054
Hang Lung Properties Ltd.	96,438	245,920
Hang Seng Bank Ltd.	38,074	565,169
Henderson Land Development Co. Ltd.	72,906	268,960
HK Electric Investments & HK Electric Investments Ltd.(m)	122,500	126,520
HKT Trust & HKT Ltd.	188,042	249,130
Hong Kong & China Gas Co. Ltd.	517,600	743,821
Hong Kong Exchanges & Clearing Ltd.	59,139	2,779,792
Hongkong Land Holdings Ltd.	52,400	194,132
Jardine Matheson Holdings Ltd.	11,100	441,336
Jardine Strategic Holdings Ltd. (Quotrix Stock Exchange)	10,400	208,728
Jardine Strategic Holdings Ltd. (Singapore Stock Exchange)	1,000	19,812
Kerry Properties Ltd.	36,732	93,857
Link REIT (REIT)	101,599	830,510
Melco Resorts & Entertainment Ltd. (ADR)	88,278	1,469,829
MTR Corp. Ltd.	74,118	367,829
New World Development Co. Ltd.	75,559	367,843
Pacific Century Premium Developments Ltd.*	24,360	6,408
PCCW Ltd.	225,559	134,807
Power Assets Holdings Ltd.	64,496	339,214
Sino Land Co. Ltd.	135,239	157,390
Sun Hung Kai Properties Ltd.	62,278	798,398
Swire Pacific Ltd., Class A	25,331	122,830
Swire Properties Ltd.	57,600	152,196
Techtronic Industries Co. Ltd.	67,000	881,027
WH Group Ltd.(m)	475,500	387,022
Wharf Real Estate Investment Co. Ltd.	84,330	345,215

		27,143,319

India (0.8%)
Adani Ports & Special Economic Zone Ltd.	98,860	460,216
HDFC Bank Ltd.*	193,338	2,848,849
HDFC Bank Ltd. (ADR)*	48,164	2,406,273
ICICI Bank Ltd. (ADR)*	196,442	1,931,025
Infosys Ltd. (ADR)	131,156	1,811,264
ITC Ltd.	359,822	837,947

		10,295,574

Ireland (1.0%)
AerCap Holdings NV*	6,301	158,722
CRH plc	87,406	3,156,332
Flutter Entertainment plc	7,587	1,202,195
Flutter Entertainment plc (Dublin Stock Exchange)	11,550	1,819,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares		Value (Note 1)
ICON plc*	22,762		$4,349,590
Kerry Group plc, Class A	15,974		2,050,632
Kingspan Group plc	7,370		670,325
Smurfit Kappa Group plc	10,592		415,623

			13,822,430

Israel (0.5%)
Azrieli Group Ltd.	2,018		89,911
Bank Hapoalim BM	56,645		302,426
Bank Leumi Le-Israel BM	70,852		311,709
Check Point Software Technologies Ltd.*	23,192		2,790,925
Elbit Systems Ltd.	1,207		146,597
ICL Group Ltd.	29,531		104,252
Isracard Ltd.	—	#	1
Israel Discount Bank Ltd., Class A	53,507		144,223
Mizrahi Tefahot Bank Ltd.	7,555		133,874
Nice Ltd.*	3,024		685,206
Nice Ltd. (ADR)*	4,135		938,769
Teva Pharmaceutical Industries Ltd. (ADR)*	53,177		479,125
Wix.com Ltd.*	2,579		657,258

			6,784,276

Italy (1.5%)
Assicurazioni Generali SpA	53,578		754,563
Atlantia SpA*	23,739		372,265
Davide Campari-Milano NV(x)	29,631		323,864
DiaSorin SpA	1,271		256,185
Enel SpA	397,323		3,450,016
Eni SpA	124,187		971,496
Ferrari NV	6,170		1,129,390
FinecoBank Banca Fineco SpA*	29,909		411,540
Infrastrutture Wireless Italiane SpA(m)	12,098		134,152
Intesa Sanpaolo SpA	798,897		1,500,112
Leonardo SpA	319,684		1,869,244
Mediobanca Banca di Credito Finanziario SpA	139,975		1,097,663
Moncler SpA*	9,766		399,999
Nexi SpA(m)*	18,893		378,860
Pirelli & C SpA(m)*	15,310		65,575
Poste Italiane SpA(m)	23,675		209,720
Prysmian SpA	157,102		4,568,092
Recordati Industria Chimica e Farmaceutica SpA	5,044		258,060
Snam SpA	98,152		504,678
Telecom Italia SpA (Aquis Stock Exchange)	300,162		121,593
Telecom Italia SpA (Turquoise Stock Exchange)	430,735		172,358
Terna Rete Elettrica Nazionale SpA	70,174		491,655
UniCredit SpA*	103,322		852,065

			20,293,145

Japan (16.2%)
ABC-Mart, Inc.	1,240		64,546
Acom Co. Ltd.(x)	17,200		74,518
Advantest Corp.(x)	9,300		451,709
Aeon Co. Ltd.	31,952		858,920
AEON Financial Service Co. Ltd.	58,400		530,957
Aeon Mall Co. Ltd.	5,768		81,081
AGC, Inc.	9,050		265,046
Air Water, Inc.	8,800		119,045
Aisin Seiki Co. Ltd.	8,038		257,000
Ajinomoto Co., Inc.	21,768		447,497
Alfresa Holdings Corp.	8,964		196,098
Amada Co. Ltd.	14,048		131,665
ANA Holdings, Inc.(x)*	6,130		142,027
Aozora Bank Ltd.(x)	5,291		87,927
Asahi Group Holdings Ltd.	22,187		772,763
Asahi Intecc Co. Ltd.	9,300		292,133
Asahi Kasei Corp.	62,578		546,267
Astellas Pharma, Inc.	90,550		1,347,976
Bandai Namco Holdings, Inc.(x)	27,619		2,017,545
Bank of Kyoto Ltd. (The)(x)	2,616		126,380
Benesse Holdings, Inc.	3,074		78,930
Bridgestone Corp.	25,964		820,117
Brother Industries Ltd.(x)	10,615		168,597
Calbee, Inc.	4,300		141,756
Canon, Inc.(x)	49,330		818,773
Casio Computer Co. Ltd.(x)	10,527		169,967
Central Japan Railway Co.	6,900		989,922
Chiba Bank Ltd. (The)(x)	27,572		152,157
Chubu Electric Power Co., Inc.	30,454		370,420
Chugai Pharmaceutical Co. Ltd.	87,941		3,946,274
Chugoku Electric Power Co., Inc. (The)(x)	13,862		173,552
Coca-Cola Bottlers Japan Holdings, Inc.	6,600		110,475
Concordia Financial Group Ltd.(x)	48,300		168,366
Cosmos Pharmaceutical Corp.	1,000		173,948
CyberAgent, Inc.	4,800		296,854
Dai Nippon Printing Co. Ltd.	11,481		232,551
Daicel Corp.(x)	13,455		96,969
Daifuku Co. Ltd.	17,900		1,801,635
Dai-ichi Life Holdings, Inc.	51,700		729,658
Daiichi Sankyo Co. Ltd.	82,761		2,543,122
Daikin Industries Ltd.	12,123		2,235,368
Daito Trust Construction Co. Ltd.	3,238		287,085
Daiwa House Industry Co. Ltd.	27,258		700,353
Daiwa House REIT Investment Corp. (REIT)	90		230,466
Daiwa Securities Group, Inc.(x)	72,076		302,518
Denso Corp.(x)	81,412		3,566,057
Dentsu Group, Inc.	10,074		297,656
Disco Corp.(x)	1,400		340,655
East Japan Railway Co.	14,925		919,647
Eisai Co. Ltd.(x)	12,154		1,109,064
Electric Power Development Co. Ltd.	7,703		118,870
ENEOS Holdings, Inc.	151,938		542,562
FANUC Corp.	9,344		1,792,527
Fast Retailing Co. Ltd.	2,816		1,766,926
Fuji Electric Co. Ltd.(x)	5,457		172,415
FUJIFILM Holdings Corp.	17,868		880,456
Fujitsu Ltd.	9,574		1,310,972
Fukuoka Financial Group, Inc.	8,996		151,457
GLP J-REIT (REIT)	182		280,958
GMO Payment Gateway, Inc.	1,800		193,578
Hakuhodo DY Holdings, Inc.(x)	9,660		124,833
Hamamatsu Photonics KK	6,600		332,557
Hankyu Hanshin Holdings, Inc.	10,800		347,432
Hikari Tsushin, Inc.	1,100		262,132
Hino Motors Ltd.(x)	15,530		100,647
Hirose Electric Co. Ltd.(x)	1,567		201,754
Hisamitsu Pharmaceutical Co., Inc.	2,567		131,054
Hitachi Construction Machinery Co. Ltd.(x)	4,751		172,051
Hitachi Ltd.	211,442		7,144,562
Hitachi Metals Ltd.	10,086		155,047
Honda Motor Co. Ltd.	79,004		1,864,022
Hoshizaki Corp.	2,200		175,450
Hoya Corp.	39,202		4,418,836
Hulic Co. Ltd.	14,400		135,064
Idemitsu Kosan Co. Ltd.(x)	8,795		187,382
Iida Group Holdings Co. Ltd.	7,100		143,550
Inpex Corp.	50,400		269,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Isetan Mitsukoshi Holdings Ltd.(x)	17,448	$92,547
Isuzu Motors Ltd.	25,869	226,629
Ito En Ltd.	2,700	192,631
ITOCHU Corp.(x)	66,032	1,688,490
Itochu Techno-Solutions Corp.(x)	4,900	186,483
Japan Airlines Co. Ltd.	5,458	102,460
Japan Airport Terminal Co. Ltd.(x)	11,800	520,625
Japan Exchange Group, Inc.	24,800	694,016
Japan Post Bank Co. Ltd.	18,800	146,835
Japan Post Holdings Co. Ltd.	79,000	538,854
Japan Post Insurance Co. Ltd.	11,900	187,237
Japan Prime Realty Investment Corp. (REIT)	43	133,530
Japan Real Estate Investment Corp. (REIT)	62	316,998
Japan Retail Fund Investment Corp. (REIT)	128	198,213
Japan Tobacco, Inc.	103,300	1,886,341
JFE Holdings, Inc.	24,876	173,980
JGC Holdings Corp.	10,026	104,138
JSR Corp.(x)	10,518	249,474
JTEKT Corp.(x)	9,182	71,960
Kajima Corp.(x)	20,869	249,954
Kakaku.com, Inc.	7,000	185,059
Kamigumi Co. Ltd.	4,152	81,746
Kansai Electric Power Co., Inc. (The)	34,923	338,528
Kansai Paint Co. Ltd.	8,452	209,932
Kao Corp.	40,167	3,014,137
Kawasaki Heavy Industries Ltd.	7,584	102,640
KDDI Corp.(x)	79,000	1,998,380
Keihan Holdings Co. Ltd.	4,800	199,069
Keikyu Corp.(x)	10,032	154,091
Keio Corp.(x)	4,869	301,089
Keisei Electric Railway Co. Ltd.(x)	6,777	191,588
Keyence Corp.	8,832	4,116,088
Kikkoman Corp.(x)	6,823	378,635
Kintetsu Group Holdings Co. Ltd.	8,098	345,458
Kirin Holdings Co. Ltd.	39,891	749,233
Kobayashi Pharmaceutical Co. Ltd.	2,300	222,633
Kobe Bussan Co. Ltd.	3,100	170,447
Koito Manufacturing Co. Ltd.	27,300	1,391,762
Komatsu Ltd.	84,672	1,864,022
Konami Holdings Corp.(x)	4,988	216,207
Kose Corp.	5,600	684,710
Kubota Corp.	51,408	919,630
Kuraray Co. Ltd.	14,092	136,859
Kurita Water Industries Ltd.	4,614	152,282
Kyocera Corp.	15,608	891,809
Kyowa Kirin Co. Ltd.	13,667	388,198
Kyushu Electric Power Co., Inc.(x)	17,588	159,753
Kyushu Railway Co.	7,000	149,537
Lasertec Corp.	3,800	314,273
Lawson, Inc.	2,380	113,384
LINE Corp.*	1,800	91,688
Lion Corp.	10,800	222,109
LIXIL Group Corp.	13,023	261,847
M3, Inc.	21,400	1,328,767
Makita Corp.	10,592	505,210
Marubeni Corp.	79,168	449,166
Marui Group Co. Ltd.(x)	9,686	185,806
Maruichi Steel Tube Ltd.(x)	2,116	52,920
Mazda Motor Corp.	28,235	165,103
McDonald’s Holdings Co. Japan Ltd.(x)	3,080	149,828
Mebuki Financial Group, Inc.	43,851	99,493
Medipal Holdings Corp.(x)	9,622	192,669
Meiji Holdings Co. Ltd.	5,632	430,305
Mercari, Inc.*	3,900	180,205
Minebea Mitsumi, Inc.	16,800	316,971
MISUMI Group, Inc.	14,300	399,677
Mitsubishi Chemical Holdings Corp.	62,359	360,041
Mitsubishi Corp.	64,784	1,549,853
Mitsubishi Electric Corp.	88,271	1,191,728
Mitsubishi Estate Co. Ltd.	57,911	875,271
Mitsubishi Gas Chemical Co., Inc.	6,855	127,178
Mitsubishi Heavy Industries Ltd.	16,225	360,377
Mitsubishi Materials Corp.	5,681	112,159
Mitsubishi Motors Corp.	35,821	79,070
Mitsubishi UFJ Financial Group, Inc.	594,316	2,358,497
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,200	93,427
Mitsui & Co. Ltd.(x)	78,854	1,354,496
Mitsui Chemicals, Inc.	8,757	211,838
Mitsui Fudosan Co. Ltd.	44,927	782,528
Miura Co. Ltd.	4,400	215,146
Mizuho Financial Group, Inc.(x)	116,105	1,450,333
MonotaRO Co. Ltd.	6,000	298,828
MS&AD Insurance Group Holdings, Inc.(x)	21,236	575,180
Murata Manufacturing Co. Ltd.(x)	28,013	1,807,451
Nabtesco Corp.	5,300	193,109
Nagoya Railroad Co. Ltd.(x)	9,200	252,098
NEC Corp.	12,174	712,617
Nexon Co. Ltd.	23,600	586,102
NGK Insulators Ltd.	12,767	182,159
NGK Spark Plug Co. Ltd.	6,848	119,468
NH Foods Ltd.	3,737	166,770
Nidec Corp.	45,984	4,276,559
Nihon M&A Center, Inc.(x)	7,500	427,807
Nikon Corp.(x)	13,559	91,613
Nintendo Co. Ltd.	5,439	3,091,965
Nippon Building Fund, Inc. (REIT)	60	340,624
Nippon Express Co. Ltd.(x)	3,442	200,369
Nippon Paint Holdings Co. Ltd.	7,100	730,661
Nippon Prologis REIT, Inc. (REIT)	90	303,892
Nippon Sanso Holdings Corp.	6,700	103,566
Nippon Shinyaku Co. Ltd.	2,400	197,875
Nippon Steel Corp.*	38,529	363,908
Nippon Telegraph & Telephone Corp.	63,116	1,291,294
Nippon Yusen KK	6,644	115,181
Nissan Chemical Corp.(x)	6,000	320,062
Nissan Motor Co. Ltd.	114,347	406,409
Nisshin Seifun Group, Inc.(x)	10,461	166,799
Nissin Foods Holdings Co. Ltd.(x)	3,006	282,567
Nitori Holdings Co. Ltd.	3,850	800,761
Nitto Denko Corp.	7,611	496,195
Nomura Holdings, Inc.	152,108	693,877
Nomura Real Estate Holdings, Inc.	4,775	90,822
Nomura Real Estate Master Fund, Inc. (REIT)	205	257,735
Nomura Research Institute Ltd.	16,177	475,443
NSK Ltd.	19,470	149,026
NTT Data Corp.	29,400	376,889
NTT DOCOMO, Inc.(x)	55,300	2,050,774
Obayashi Corp.	31,066	281,553
Obic Co. Ltd.	8,000	1,407,640
Odakyu Electric Railway Co. Ltd.	14,351	361,064
Oji Holdings Corp.	45,512	208,869
Olympus Corp.	57,008	1,183,327
Omron Corp.	9,144	712,256
Ono Pharmaceutical Co. Ltd.	18,075	567,449
Oracle Corp.	1,740	188,647
Oriental Land Co. Ltd.	9,644	1,351,054
ORIX Corp.	64,510	803,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Orix JREIT, Inc. (REIT)	120	$185,122
Osaka Gas Co. Ltd.	18,673	363,805
Otsuka Corp.	4,934	252,501
Otsuka Holdings Co. Ltd.	18,900	801,563
Pan Pacific International Holdings Corp.	20,200	470,559
Panasonic Corp.	108,886	922,355
Park24 Co. Ltd.	6,300	101,701
PeptiDream, Inc.*	5,100	239,632
Persol Holdings Co. Ltd.	7,600	123,615
Pigeon Corp.	5,500	245,726
Pola Orbis Holdings, Inc.	4,800	90,656
Rakuten, Inc.	43,400	468,831
Recruit Holdings Co. Ltd.	61,800	2,452,063
Renesas Electronics Corp.*	35,400	259,280
Resona Holdings, Inc.	100,459	342,370
Ricoh Co. Ltd.(x)	32,780	220,979
Rinnai Corp.	1,584	154,754
Rohm Co. Ltd.	4,426	341,751
Ryohin Keikaku Co. Ltd.	10,600	176,069
Santen Pharmaceutical Co. Ltd.	17,455	357,913
SBI Holdings, Inc.	11,560	299,123
SCSK Corp.(x)	2,600	145,464
Secom Co. Ltd.(x)	32,027	2,926,432
Sega Sammy Holdings, Inc.	7,675	93,352
Seibu Holdings, Inc.(x)	9,100	97,887
Seiko Epson Corp.(x)	13,400	154,042
Sekisui Chemical Co. Ltd.	18,014	287,965
Sekisui House Ltd.	29,670	524,737
Seven & i Holdings Co. Ltd.	36,412	1,125,605
Seven Bank Ltd.(x)	30,200	73,224
SG Holdings Co. Ltd.	8,100	420,996
Sharp Corp.	8,500	105,311
Shimadzu Corp.	11,340	345,947
Shimamura Co. Ltd.	1,246	121,801
Shimano, Inc.	9,036	1,779,038
Shimizu Corp.(x)	29,010	217,552
Shin-Etsu Chemical Co. Ltd.	30,264	3,950,116
Shinsei Bank Ltd.	8,417	104,291
Shionogi & Co. Ltd.(x)	12,507	669,138
Shiseido Co. Ltd.	62,022	3,558,852
Shizuoka Bank Ltd. (The)(x)	20,124	139,184
Showa Denko KK	5,700	104,477
SMC Corp.	2,748	1,529,420
SoftBank Corp.(x)	139,600	1,564,200
SoftBank Group Corp.	76,044	4,695,508
Sohgo Security Services Co. Ltd.	3,600	171,542
Sompo Holdings, Inc.	16,927	586,320
Sony Corp.	110,864	8,479,423
Square Enix Holdings Co. Ltd.	4,200	279,242
Stanley Electric Co. Ltd.	5,884	168,848
Subaru Corp.(x)	30,880	599,461
SUMCO Corp.	13,700	192,685
Sumitomo Chemical Co. Ltd.(x)	77,258	255,813
Sumitomo Corp.	59,228	710,193
Sumitomo Dainippon Pharma Co. Ltd.(x)	8,392	110,506
Sumitomo Electric Industries Ltd.	38,260	429,921
Sumitomo Heavy Industries Ltd.	5,556	129,255
Sumitomo Metal Mining Co. Ltd.	10,991	340,238
Sumitomo Mitsui Financial Group, Inc.	63,152	1,757,277
Sumitomo Mitsui Trust Holdings, Inc.	16,533	439,936
Sumitomo Realty & Development Co. Ltd.(x)	15,626	462,297
Sumitomo Rubber Industries Ltd.	9,636	89,385
Sundrug Co. Ltd.	3,200	120,479
Suntory Beverage & Food Ltd.	7,200	270,616
Suzuken Co. Ltd.	3,606	137,441
Suzuki Motor Corp.	18,036	772,510
Sysmex Corp.	8,300	792,103
T&D Holdings, Inc.	26,668	263,739
Taiheiyo Cement Corp.(x)	5,600	142,921
Taisei Corp.	9,636	324,691
Taisho Pharmaceutical Holdings Co. Ltd.	1,771	116,799
Takeda Pharmaceutical Co. Ltd.	76,677	2,731,386
TDK Corp.	22,671	2,479,160
Teijin Ltd.(x)	9,150	141,869
Terumo Corp.(x)	176,100	7,016,093
THK Co. Ltd.	5,608	140,699
TIS, Inc.	11,300	240,169
Tobu Railway Co. Ltd.(x)	8,998	277,926
Toho Co. Ltd.(x)	5,746	236,846
Toho Gas Co. Ltd.(x)	3,718	184,320
Tohoku Electric Power Co., Inc.	19,259	192,983
Tokio Marine Holdings, Inc.	65,215	2,855,907
Tokyo Century Corp.(x)	2,200	119,721
Tokyo Electric Power Co. Holdings, Inc.*	66,358	182,438
Tokyo Electron Ltd.	7,336	1,920,048
Tokyo Gas Co. Ltd.	18,542	423,619
Tokyu Corp.(x)	25,005	324,549
Tokyu Fudosan Holdings Corp.(x)	28,992	124,816
Toppan Printing Co. Ltd.	13,955	196,553
Toray Industries, Inc.(x)	68,774	314,495
Toshiba Corp.	18,368	467,542
Tosoh Corp.	13,300	216,247
TOTO Ltd.	7,133	327,277
Toyo Suisan Kaisha Ltd.	4,556	240,778
Toyoda Gosei Co. Ltd.(x)	3,542	81,182
Toyota Industries Corp.	6,918	437,442
Toyota Motor Corp.	103,150	6,822,295
Toyota Tsusho Corp.	10,014	279,667
Trend Micro, Inc.	6,782	413,823
Tsuruha Holdings, Inc.	1,700	240,591
Unicharm Corp.	19,882	888,208
United Urban Investment Corp. (REIT)	153	170,631
USS Co. Ltd.	11,310	202,311
Welcia Holdings Co. Ltd.	5,000	219,831
West Japan Railway Co.	7,700	380,580
Yakult Honsha Co. Ltd.	5,807	322,191
Yamada Holdings Co. Ltd.	31,820	158,666
Yamaha Corp.(x)	27,379	1,310,527
Yamaha Motor Co. Ltd.	12,832	186,585
Yamato Holdings Co. Ltd.	15,236	401,054
Yamazaki Baking Co. Ltd.	6,071	106,034
Yaskawa Electric Corp.	11,640	454,557
Yokogawa Electric Corp.	10,903	173,213
Yokohama Rubber Co. Ltd. (The)	5,400	76,858
Z Holdings Corp.	125,900	841,157
ZOZO, Inc.	5,100	142,242

		217,892,072

Jordan (0.0%)
Hikma Pharmaceuticals plc	7,283	243,934

Luxembourg (0.3%)
ArcelorMittal SA*	33,584	447,875
Eurofins Scientific SE*	4,023	3,184,755
SES SA (FDR)	18,536	131,136

		3,763,766

Macau (0.1%)
Galaxy Entertainment Group Ltd.	107,000	724,215
Sands China Ltd.	116,000	451,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SJM Holdings Ltd.	95,000	$112,192
Wynn Macau Ltd.*	75,600	121,019

		1,408,816

Malta (0.0%)
BGP Holdings plc(r)*	1,331,785	—

Mexico (0.4%)
Fomento Economico Mexicano SAB de CV (ADR)	21,900	1,230,561
Grupo Aeroportuario del Sureste SAB de CV (ADR)*	5,100	591,753
Grupo Financiero Banorte SAB de CV, Class O*	754,851	2,607,831
Wal-Mart de Mexico SAB de CV	172,699	413,247

		4,843,392

Netherlands (3.3%)
ABN AMRO Bank NV (CVA)(m)	18,999	158,871
Adyen NV(m)*	883	1,627,243
Aegon NV	87,773	227,954
Akzo Nobel NV	49,974	5,061,112
Altice Europe NV, Class A*	30,101	144,163
Argenx SE*	2,187	562,061
ASML Holding NV	32,792	12,091,546
EXOR NV	5,400	293,854
Heineken Holding NV	5,703	443,835
Heineken NV	32,917	2,925,215
ING Groep NV	191,692	1,357,344
Just Eat Takeaway.com NV(m)(x)*	5,899	660,616
Koninklijke Ahold Delhaize NV	53,152	1,573,067
Koninklijke DSM NV	8,490	1,399,117
Koninklijke KPN NV	166,917	392,484
Koninklijke Philips NV*	85,666	4,035,746
Koninklijke Vopak NV	3,559	200,513
NN Group NV	56,476	2,121,340
Randstad NV*	5,930	309,427
Royal Dutch Shell plc, Class B	181,201	2,191,991
Royal Dutch Shell plc (Amsterdam Stock Exchange), Class A	200,420	2,526,008
Royal Dutch Shell plc (London Stock Exchange), Class A	198,140	2,452,418
Wolters Kluwer NV	13,319	1,137,123

		43,893,048

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)*	37,728	384,257
Auckland International Airport Ltd.	61,256	296,798
Fisher & Paykel Healthcare Corp. Ltd.	28,329	623,573
Mercury NZ Ltd.	32,014	108,022
Meridian Energy Ltd.	63,728	207,876
Ryman Healthcare Ltd.	17,319	161,979
Spark New Zealand Ltd.	90,308	281,643

		2,064,148

Norway (0.9%)
DNB ASA	219,772	3,035,424
Equinor ASA	48,473	684,080
Equinor ASA (ADR)(x)	200,337	2,816,738
Gjensidige Forsikring ASA	9,228	187,331
Mowi ASA	141,869	2,516,648
Norsk Hydro ASA*	606,633	1,669,785
Orkla ASA	36,675	371,156
Schibsted ASA, Class B*	4,124	164,771
Telenor ASA	34,842	583,778
Yara International ASA	9,087	349,885

		12,379,596

Peru (0.0%)
Credicorp Ltd.	4,008	496,952

Portugal (0.1%)
EDP - Energias de Portugal SA	140,458	690,360
Galp Energia SGPS SA	25,148	233,099
Jeronimo Martins SGPS SA	10,931	175,620

		1,099,079

Russia (0.0%)
Evraz plc	27,437	122,338

Singapore (0.9%)
Ascendas REIT (REIT)	156,328	373,208
CapitaLand Commercial Trust (REIT)	132,904	160,887
CapitaLand Ltd.	115,002	229,782
CapitaLand Mall Trust (REIT)	120,667	171,809
City Developments Ltd.	22,880	128,684
DBS Group Holdings Ltd.	458,160	6,738,767
Genting Singapore Ltd.	314,238	154,387
Jardine Cycle & Carriage Ltd.	3,576	47,433
Keppel Corp. Ltd.	65,985	216,437
Mapletree Commercial Trust (REIT)	108,700	155,562
Mapletree Logistics Trust (REIT)	133,900	201,144
Oversea-Chinese Banking Corp. Ltd.	162,252	1,008,029
Singapore Airlines Ltd.	60,205	153,884
Singapore Exchange Ltd.	36,002	242,271
Singapore Technologies Engineering Ltd.	76,819	195,771
Singapore Telecommunications Ltd.	402,619	628,070
Suntec REIT (REIT)	108,300	115,931
United Overseas Bank Ltd.	59,021	828,546
UOL Group Ltd.	19,174	93,911
Venture Corp. Ltd.	12,700	180,073

		12,024,586

South Africa (0.3%)
Anglo American plc	140,787	3,399,812

South Korea (0.6%)
NAVER Corp.	11,547	2,923,596
Samsung Electronics Co. Ltd.	107,039	5,393,232

		8,316,828

Spain (1.5%)
ACS Actividades de Construccion y Servicios SA	12,833	290,760
Aena SME SA(m)*	3,316	461,891
Amadeus IT Group SA	96,090	5,332,609
Banco Bilbao Vizcaya Argentaria SA	324,896	897,939
Banco Santander SA	1,232,022	2,295,209
Bankinter SA	32,245	138,737
CaixaBank SA	171,077	362,733
Cellnex Telecom SA(m)	15,041	914,128
Enagas SA	12,401	285,704
Endesa SA	15,790	422,300
Ferrovial SA	23,444	568,736
Grifols SA(x)	14,691	423,390
Iberdrola SA	288,826	3,554,823
Industria de Diseno Textil SA	53,607	1,490,420
Mapfre SA	49,937	78,192
Naturgy Energy Group SA	14,863	298,025
Red Electrica Corp. SA	21,537	404,108
Repsol SA	71,426	477,070
Siemens Gamesa Renewable Energy SA	11,942	321,881
Telefonica SA(x)	235,836	808,881

		19,827,536

Sweden (1.7%)
Alfa Laval AB*	14,807	326,799
Assa Abloy AB, Class B	126,060	2,942,373
Atlas Copco AB, Class A	32,948	1,568,100
Atlas Copco AB, Class B	19,377	807,307
Boliden AB	13,233	393,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electrolux AB(x)	11,287	$263,078
Epiroc AB, Class A	31,268	453,835
Epiroc AB, Class B	18,745	260,709
EQT AB	11,891	230,135
Essity AB, Class B	29,782	1,006,358
Evolution Gaming Group AB(m)	6,356	420,133
Hennes & Mauritz AB, Class B	39,082	674,109
Hexagon AB, Class B*	13,675	1,033,501
Husqvarna AB, Class B	20,376	224,357
ICA Gruppen AB(x)	5,070	257,736
Industrivarden AB, Class C*	8,201	218,527
Investment AB Latour, Class B	7,405	173,612
Investor AB, Class B	22,119	1,442,334
Kinnevik AB, Class B	12,062	488,264
L E Lundbergforetagen AB, Class B*	3,641	180,102
Lundin Energy AB	9,056	179,370
Nibe Industrier AB, Class B*	15,662	403,669
Sandvik AB*	55,104	1,074,919
Securitas AB, Class B*	14,632	223,931
Skandinaviska Enskilda Banken AB, Class A*	79,254	701,548
Skanska AB, Class B(x)	16,618	350,144
SKF AB, Class B	17,882	368,493
Svenska Cellulosa AB SCA, Class B(x)*	27,980	383,536
Svenska Handelsbanken AB, Class A*	75,300	632,418
Swedbank AB, Class A*	43,070	673,600
Swedish Match AB	7,943	648,053
Tele2 AB, Class B(x)	23,598	333,188
Telefonaktiebolaget LM Ericsson, Class B(x)	140,960	1,541,205
Telia Co. AB	118,789	488,505
Volvo AB, Class B*	71,566	1,374,539

		22,741,930

Switzerland (8.7%)
ABB Ltd. (Registered)	89,563	2,269,974
Adecco Group AG (Registered)	7,311	386,350
Alcon, Inc.*	30,953	1,757,327
Baloise Holding AG (Registered)	2,173	319,649
Banque Cantonale Vaudoise (Registered)(x)	1,456	147,599
Barry Callebaut AG (Registered)	152	337,966
Chocoladefabriken Lindt & Spruengli AG	51	430,441
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	444,973
Cie Financiere Richemont SA (Registered)	25,271	1,692,672
Clariant AG (Registered)	9,525	187,267
Coca-Cola HBC AG	92,395	2,283,931
Credit Suisse Group AG (Registered)	258,564	2,587,905
Credit Suisse Group AG (ADR)*	146,959	1,465,181
EMS-Chemie Holding AG (Registered)	394	353,524
Geberit AG (Registered)	1,805	1,069,517
Givaudan SA (Registered)	446	1,922,272
Julius Baer Group Ltd.	42,087	1,794,222
Kuehne + Nagel International AG (Registered)	2,714	526,257
LafargeHolcim Ltd. (Registered)*	25,685	1,170,812
Logitech International SA (Registered)	7,769	601,192
Lonza Group AG (Registered)	10,875	6,712,923
Nestle SA (Registered)	247,561	29,370,295
Novartis AG (Registered)	161,834	14,063,580
Novartis AG (ADR)	26,688	2,320,788
Partners Group Holding AG	1,787	1,644,349
Roche Holding AG	61,812	21,147,568
Schindler Holding AG	2,036	555,898
Schindler Holding AG (Registered)	943	256,549
SGS SA (Registered)	296	793,392
Sika AG (Registered)	12,134	2,980,961
Sonova Holding AG (Registered)*	2,657	673,782
STMicroelectronics NV	106,829	3,265,473
Straumann Holding AG (Registered)	501	504,039
Swatch Group AG (The)	1,454	338,693
Swatch Group AG (The) (Registered)	2,170	97,426
Swiss Life Holding AG (Registered)*	1,527	576,935
Swiss Prime Site AG (Registered)	3,599	326,654
Swiss Re AG	14,341	1,061,463
Swisscom AG (Registered)	1,243	659,352
Tecan Group AG (Registered)	3,740	1,859,985
Temenos AG (Registered)	3,226	434,434
UBS Group AG (Registered)	178,048	1,987,668
Vifor Pharma AG	2,334	317,723
Zurich Insurance Group AG	7,377	2,564,878

		116,263,839

Taiwan (1.1%)
ASE Technology Holding Co. Ltd.	803,000	1,650,014
Delta Electronics, Inc.	203,000	1,331,165
Hon Hai Precision Industry Co. Ltd.	480,040	1,285,126
Taiwan Semiconductor Manufacturing Co. Ltd.	251,000	3,769,662
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	85,082	6,897,598

		14,933,565

United Arab Emirates (0.1%)
Network International Holdingsplc(m)*	304,391	1,075,300

United Kingdom (8.6%)
3i Group plc	47,353	607,849
Admiral Group plc	9,097	306,818
Ashtead Group plc	22,229	796,445
Associated British Foods plc	16,716	402,669
AstraZeneca plc	110,504	12,027,361
Auto Trader Group plc(m)	48,158	348,350
AVEVA Group plc	2,791	172,574
Aviva plc	189,775	697,838
BAE Systems plc	457,579	2,830,357
Barclays plc	2,620,786	3,297,898
Barratt Developments plc	51,229	313,231
Berkeley Group Holdings plc	6,049	329,090
BP plc	989,263	2,872,234
British American Tobacco plc	112,079	4,028,453
British Land Co. plc (The) (REIT)	44,534	193,617
BT Group plc	427,232	542,934
Bunzl plc	16,346	527,379
Burberry Group plc	57,543	1,152,136
CK Hutchison Holdings Ltd.	132,205	801,544
CNH Industrial NV*	48,909	380,101
Coca-Cola European Partners plc	9,524	369,626
Compass Group plc	143,317	2,151,356
Croda International plc	6,336	511,545
DCC plc	4,630	356,811
Diageo plc	340,567	11,667,219
Direct Line Insurance Group plc	66,098	230,082
Experian plc	109,473	4,096,572
Fiat Chrysler Automobiles NV*	51,657	632,402
GlaxoSmithKline plc	243,890	4,568,521
GVC Holdings plc	28,256	355,646
Halma plc	18,064	544,456
Hargreaves Lansdown plc	16,737	335,505
HSBC Holdings plc	993,727	3,860,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Imperial Brands plc	45,349	$799,360
Informa plc	239,677	1,162,080
InterContinental Hotels Group plc	8,586	450,774
Intertek Group plc	7,755	630,808
J Sainsbury plc	82,144	201,938
JD Sports Fashion plc	23,060	241,333
Johnson Matthey plc	9,731	294,268
Kingfisher plc	102,226	390,689
Land Securities Group plc (REIT)	35,206	237,062
Legal & General Group plc	290,134	703,145
Linde plc	22,347	5,289,147
Lloyds Banking Group plc	3,444,507	1,168,908
London Stock Exchange Group plc	24,908	2,849,495
M&G plc	134,952	276,203
Melrose Industries plc*	223,402	329,614
Mondi plc	24,624	518,224
National Grid plc	169,852	1,955,289
Natwest Group plc	224,184	306,105
Next plc	6,506	498,607
Ocado Group plc*	25,411	898,022
Pearson plc(x)	36,567	258,614
Persimmon plc	16,054	509,898
Prudential plc	125,990	1,798,728
Reckitt Benckiser Group plc	69,521	6,777,825
RELX plc (London Stock Exchange)	39,652	877,695
RELX plc (Turquoise Stock Exchange)	131,566	2,934,176
Rentokil Initial plc	89,428	615,466
Rolls-Royce Holdings plc(x)*	338,114	561,027
RSA Insurance Group plc	48,312	281,041
Sage Group plc (The)	53,477	495,259
Schroders plc	5,534	192,866
Segro plc (REIT)	55,303	664,802
Severn Trent plc	11,832	372,029
Smith & Nephew plc	42,674	831,562
Smiths Group plc	19,160	336,850
Spirax-Sarco Engineering plc	3,670	521,783
SSE plc	51,583	803,080
St James’s Place plc	25,256	301,780
Standard Chartered plc	128,576	589,467
Standard Life Aberdeen plc	114,514	333,396
Taylor Wimpey plc	165,986	230,970
Tesco plc	479,610	1,314,893
Travis Perkins plc	76,500	1,063,813
Unilever NV	70,880	4,279,043
Unilever plc	59,591	3,671,874
United Utilities Group plc	31,732	350,891
Vodafone Group plc	1,295,759	1,719,059
Whitbread plc	9,946	271,281
Wm Morrison Supermarkets plc	113,467	249,080
WPP plc	61,112	477,270

		115,195,762

United States (1.1%)
Accenture plc, Class A	8,329	1,882,271
Alphabet, Inc., Class C*	885	1,300,596
Carnival Corp.	145,251	2,204,910
Core Laboratories NV	76,713	1,170,640
CyberArk Software Ltd.*	2,020	208,908
Everest Re Group Ltd.	8,926	1,763,242
Ferguson plc	11,025	1,109,295
Ingersoll Rand, Inc.*	29,293	1,042,831
James Hardie Industries plc (CHDI)	22,277	530,609
Mettler-Toledo International, Inc.*	1,259	1,215,879
QIAGEN NV*	44,861	2,329,978
Tenaris SA	22,523	112,271

		14,871,430

Total Common Stocks (80.5%) (Cost $802,963,670)		1,081,850,748

EXCHANGE TRADED FUNDS (ETF):
Equity (9.7%)
iShares China Large-Cap ETF(x)	110,610	4,645,620
iShares Core MSCI EAFE ETF	374,900	22,598,972
iShares Core MSCI Emerging Markets ETF	19,800	1,045,440
iShares Latin America 40 ETF(x)	48,447	1,020,294
iShares MSCI Australia ETF(x)	92,515	1,824,396
iShares MSCI Austria ETF(x)‡	175,637	2,569,569
iShares MSCI Belgium ETF(x)	62,597	1,067,279
iShares MSCI France ETF(x)	97,767	2,731,610
iShares MSCI Germany ETF(x)	259,310	7,553,700
iShares MSCI Hong Kong ETF(x)	10,677	234,040
iShares MSCI Indonesia ETF(x)	33,000	569,910
iShares MSCI Ireland ETF	35,300	1,414,118
iShares MSCI Israel ETF(x)	28,900	1,515,227
iShares MSCI Italy ETF(x)	298,724	7,282,891
iShares MSCI Japan ETF(x)	87,570	5,172,760
iShares MSCI Malaysia ETF	9,164	240,005
iShares MSCI Mexico ETF(x)	11,748	391,913
iShares MSCI Netherlands ETF(x)	9,993	348,056
iShares MSCI New Zealand ETF	18,900	1,087,506
iShares MSCI Norway ETF(x)‡	54,300	1,120,752
iShares MSCI Poland ETF(x)	12,000	197,520
iShares MSCI Singapore ETF(x)	64,563	1,208,620
iShares MSCI Spain ETF(x)	160,621	3,495,113
iShares MSCI Sweden ETF(x)	5,003	176,656
SPDR Portfolio Developed World ex- US ETF(x)	362,200	10,597,972
SPDR S&P Emerging Asia Pacific ETF(x)	3,679	409,804
Vanguard FTSE Developed Markets ETF	190,900	7,807,810
Vanguard FTSE Emerging Markets ETF	154,100	6,663,284
Vanguard FTSE Europe ETF(x)	529,000	27,735,470
Vanguard FTSE Pacific ETF(x)	110,700	7,533,135

Total Exchange Traded Funds (9.7%) (Cost $122,172,697)		130,259,442

SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	2,000,000	2,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (5.7%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $8,500,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $8,670,001.(xx)	$8,500,000	8,500,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $3,000,008, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $3,060,003.(xx)	$3,000,000	$3,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,394,414, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $4,482,295.(xx)	4,394,407	4,394,407
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,000,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $11,086,702.(xx)	10,000,000	10,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $15,000,817, collateralized by various Common Stocks; total market value $16,670,454.(xx)	15,000,000	15,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $2,471,120, collateralized by various Common Stocks; total market value $2,746,115.(xx)	2,471,106	2,471,106
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $19,200,299, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $19,584,000.(xx)	19,200,000	19,200,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $13,000,202, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $13,260,000.(xx)	13,000,000	13,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $600,004, collateralized by various Common Stocks; total market value $666,923.(xx)	600,000	600,000

Total Repurchase Agreements		76,165,513

Total Short-Term Investments (5.8%) (Cost $78,165,513)		78,165,513

Total Investments in Securities (96.0%) (Cost $1,003,301,880)		1,290,275,703
Other Assets Less Liabilities (4.0%)		53,766,190

Net Assets (100%)		$1,344,041,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	Number of shares is less than $0.50.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $14,815,745 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $97,402,417. This was collateralized by $22,930,910 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/8/20-2/15/50 and by cash of $78,165,513 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA — Dutch Certification

EUR — European Currency Unit

FDR — Finnish Depositary Receipt

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Health Care	$160,474,686	11.9%
Financials	154,598,317	11.5
Industrials	153,768,334	11.4
Consumer Discretionary	134,128,769	10.0
Exchange Traded Funds	130,259,442	9.7
Consumer Staples	129,538,169	9.6
Information Technology	126,283,286	9.4
Materials	87,030,364	6.5
Repurchase Agreement	76,165,513	5.7
Communication Services	49,689,415	3.7
Energy	32,181,917	2.4
Utilities	31,460,661	2.4
Real Estate	22,696,830	1.7
Investment Company	2,000,000	0.1
Cash and Other	53,766,190	4.0

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	93,697	2,879,652	—	(199,496)	27,614	(978,092)	1,729,678	60,643	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF**(x)	175,637	2,498,850	818,903	—	—	(748,184)	2,569,569	—	—
iShares MSCI Norway ETF(x)	54,300	1,366,188	—	—	—	(245,436)	1,120,752	15,786	—

Total		6,744,690	818,903	(199,496)	27,614	(1,971,712)	5,419,999	76,429	—

**	Not affiliated at December 31, 2019.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,335	12/2020	EUR	49,993,151	(2,019,823)
FTSE 100 Index	413	12/2020	GBP	31,130,203	(919,668)
SPI 200 Index	118	12/2020	AUD	12,259,263	(224,002)
TOPIX Index	200	12/2020	JPY	30,825,392	458,976

					(2,704,517)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	1,489,495,836	USD	14,025,147	Citibank NA	12/18/2020	113,861
USD	805,104	AUD	1,106,023	Citibank NA	12/18/2020	12,743
USD	37,530,672	EUR	31,749,178	Citibank NA	12/18/2020	238,309

Total unrealized appreciation						364,913

AUD	17,260,007	USD	12,509,005	Citibank NA	12/18/2020	(143,844)
GBP	21,372,826	USD	28,243,711	Citibank NA	12/18/2020	(650,623)

Total unrealized depreciation						(794,467)

Net unrealized depreciation						(429,554)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$2,710,243	$50,910,167	$—		$53,620,410
Austria	—	4,350,144	—		4,350,144
Belgium	—	5,898,306	—		5,898,306
Brazil	5,576,264	—	—		5,576,264
Canada	16,240,159	—	—		16,240,159
Chile	1,273,458	256,469	—		1,529,927
China	5,647,351	28,189,650	—		33,837,001
Colombia	3,210,318	—	—		3,210,318
Czech Republic	—	205,549	—		205,549
Denmark	1,450,156	20,564,975	—		22,015,131
Finland	—	8,215,536	—		8,215,536
France	1,163,679	124,840,956	—		126,004,635
Germany	—	105,950,895	—		105,950,895
Hong Kong	2,314,025	24,829,294	—		27,143,319
India	6,148,562	4,147,012	—		10,295,574
Ireland	4,508,312	9,314,118	—		13,822,430
Israel	4,866,077	1,918,199	—		6,784,276
Italy	323,864	19,969,281	—		20,293,145
Japan	—	217,892,072	—		217,892,072
Jordan	—	243,934	—		243,934
Luxembourg	—	3,763,766	—		3,763,766
Macau	—	1,408,816	—		1,408,816
Malta	—	—	—	(a)	— (a)
Mexico	4,843,392	—	—		4,843,392
Netherlands	—	43,893,048	—		43,893,048
New Zealand	—	2,064,148	—		2,064,148
Norway	2,816,738	9,562,858	—		12,379,596
Peru	496,952	—	—		496,952
Portugal	—	1,099,079	—		1,099,079
Russia	—	122,338	—		122,338
Singapore	—	12,024,586	—		12,024,586
South Africa	—	3,399,812	—		3,399,812
South Korea	—	8,316,828	—		8,316,828
Spain	—	19,827,536	—		19,827,536
Sweden	—	22,741,930	—		22,741,930
Switzerland	3,785,969	112,477,870	—		116,263,839
Taiwan	6,897,598	8,035,967	—		14,933,565
United Arab Emirates	—	1,075,300	—		1,075,300
United Kingdom	1,166,071	114,029,691	—		115,195,762
United States	10,789,277	4,082,153	—		14,871,430
Exchange Traded Funds	130,259,442	—	—		130,259,442
Forward Currency Contracts	—	364,913	—		364,913
Futures	458,976	—	—		458,976
Short-Term Investments
Investment Company	2,000,000	—	—		2,000,000
Repurchase Agreements	—	76,165,513	—		76,165,513

Total Assets	$218,946,883	$1,072,152,709	$—		$1,291,099,592

Liabilities:
Forward Currency Contracts	$—	$(794,467)	$—		$(794,467)
Futures	(3,163,493)	—	—		(3,163,493)

Total Liabilities	$(3,163,493)	$(794,467)	$—		$(3,957,960)

Total	$215,783,390	$1,071,358,242	$—		$1,287,141,632

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,013,697
Aggregate gross unrealized depreciation	(154,518,572)

Net unrealized appreciation	$250,495,125

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,036,646,507

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (11.3%)
Abacus Property Group (REIT)	39,416	$82,328
Adbri Ltd.	44,663	91,429
Afterpay Ltd.*	27,875	1,629,132
AGL Energy Ltd.	75,789	740,675
ALS Ltd.	58,828	389,068
Altium Ltd.(x)	14,853	386,758
Alumina Ltd.(x)	279,508	278,705
AMP Ltd.	414,545	390,138
Ampol Ltd.	30,452	523,754
Ansell Ltd.	15,673	419,056
APA Group	143,249	1,062,175
Appen Ltd.	13,893	340,026
ARB Corp. Ltd.(x)	9,128	183,123
Aristocrat Leisure Ltd.	77,396	1,669,091
ASX Ltd.	23,480	1,375,286
Atlas Arteria Ltd.	116,495	512,222
AUB Group Ltd.	8,920	106,535
Aurizon Holdings Ltd.	231,357	705,979
AusNet Services	222,215	300,791
Austal Ltd.	39,039	92,688
Australia & New Zealand Banking Group Ltd.	343,452	4,252,034
Bank of Queensland Ltd.(x)	55,402	228,181
Bapcor Ltd.	41,013	199,928
Beach Energy Ltd.	194,187	185,871
Bega Cheese Ltd.	25,550	93,390
Bendigo & Adelaide Bank Ltd.	64,724	281,050
BHP Group Ltd.	356,733	9,179,741
BHP Group plc	352,563	7,516,231
Bingo Industries Ltd.(m)(x)	53,736	93,474
Blackmores Ltd.(x)*	1,965	88,960
BlueScope Steel Ltd.	61,274	559,361
Boral Ltd.	124,406	407,714
Brambles Ltd.	182,531	1,374,106
Bravura Solutions Ltd.(x)	29,991	73,289
Breville Group Ltd.	11,220	202,870
Brickworks Ltd.	10,146	141,433
BWP Trust (REIT)	58,993	171,021
carsales.com Ltd.	30,025	445,854
Centuria Industrial REIT (REIT)	51,462	114,910
Challenger Ltd.(x)	69,392	191,055
Charter Hall Group (REIT)	56,674	511,362
Charter Hall Long Wale REIT (REIT)	52,561	189,299
Charter Hall Retail REIT (REIT)(x)	62,091	149,821
CIMIC Group Ltd.*	8,823	117,550
Cleanaway Waste Management Ltd.	247,507	374,775
Clinuvel Pharmaceuticals Ltd.(x)	5,135	86,095
Coca-Cola Amatil Ltd.	60,365	411,599
Cochlear Ltd.	7,979	1,134,108
Coles Group Ltd.	161,592	1,970,800
Collins Foods Ltd.	13,523	99,759
Commonwealth Bank of Australia	214,371	9,797,719
Computershare Ltd.	62,017	544,497
Cooper Energy Ltd.*	180,409	45,314
Corporate Travel Management Ltd.	10,646	133,638
Costa Group Holdings Ltd.(x)	47,920	116,602
Credit Corp. Group Ltd.	8,250	100,680
Cromwell Property Group (REIT)(x)	220,537	135,461
Crown Resorts Ltd.	43,679	275,857
CSL Ltd.	54,988	11,329,832
CSR Ltd.	59,188	181,486
Dexus (REIT)	132,654	846,585
Domain Holdings Australia Ltd.	29,251	77,801
Domino’s Pizza Enterprises Ltd.	7,717	440,083
Downer EDI Ltd.	83,830	265,303
Eagers Automotive Ltd.(x)	20,802	137,031
Elders Ltd.	19,227	149,708
EML Payments Ltd.(x)*	41,426	86,085
Evolution Mining Ltd.	206,439	857,061
Flight Centre Travel Group Ltd.(x)	18,518	183,612
Fortescue Metals Group Ltd.	201,341	2,356,865
G8 Education Ltd.	95,274	66,753
Glencore plc*	1,828,767	3,788,682
Gold Road Resources Ltd.*	103,284	107,990
Goodman Group (REIT)	201,488	2,593,162
GPT Group (The) (REIT)	235,188	659,105
GrainCorp Ltd., Class A*	28,243	76,642
Growthpoint Properties Australia Ltd. (REIT)	34,953	84,027
GUD Holdings Ltd.	10,571	86,405
GWA Group Ltd.	31,055	61,930
Harvey Norman Holdings Ltd.(x)	82,809	269,353
Healius Ltd.	63,028	162,290
IDP Education Ltd.	20,180	275,736
Iluka Resources Ltd.	51,086	330,865
Incitec Pivot Ltd.	233,327	340,528
Independence Group NL	62,109	187,080
Ingenia Communities Group (REIT)	34,840	113,992
Inghams Group Ltd.	44,912	96,013
Insurance Australia Group Ltd.	279,256	878,849
InvoCare Ltd.(x)	17,503	122,730
IOOF Holdings Ltd.	57,983	128,434
IPH Ltd.	26,258	134,933
IRESS Ltd.	23,351	160,452
JB Hi-Fi Ltd.	14,030	473,784
Lendlease Corp. Ltd.	83,748	663,345
Link Administration Holdings Ltd.	63,458	170,002
Lynas Corp. Ltd.*	96,084	160,173
Macquarie Group Ltd.	41,151	3,534,764
Magellan Financial Group Ltd.	17,308	705,424
Medibank Pvt Ltd.	332,781	599,465
Megaport Ltd.*	16,895	195,993
Mesoblast Ltd.(x)*	62,194	229,628
Metcash Ltd.	123,238	244,059
Mineral Resources Ltd.	20,313	363,308
Mirvac Group (REIT)	475,400	744,559
Monadelphous Group Ltd.(x)	11,714	85,386
Nanosonics Ltd.(x)*	31,747	130,739
National Australia Bank Ltd.	398,419	5,083,551
National Storage REIT (REIT)	112,696	146,775
Nearmap Ltd.*	46,285	79,788
Netwealth Group Ltd.	10,769	118,370
Newcrest Mining Ltd.	98,885	2,228,777
NEXTDC Ltd.*	54,986	489,530
nib holdings Ltd.	54,801	160,665
Nine Entertainment Co. Holdings Ltd.	173,813	217,971
Northern Star Resources Ltd.	89,988	884,854
NRW Holdings Ltd.(x)	48,741	71,171
Nufarm Ltd.*	38,568	107,326
Oil Search Ltd.	221,739	421,131
Omni Bridgeway Ltd.	30,469	85,953
Orica Ltd.	49,477	548,241
Origin Energy Ltd.	212,817	658,073
Orora Ltd.	114,534	197,196
OZ Minerals Ltd.	39,532	402,273
Pendal Group Ltd.	34,715	136,275
Perenti Global Ltd.	80,325	66,175
Perpetual Ltd.	6,624	133,231
Perseus Mining Ltd.*	142,634	140,678
Platinum Asset Management Ltd.(x)	35,227	77,764
PolyNovo Ltd.*	77,936	124,831
Premier Investments Ltd.(x)	12,244	180,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pro Medicus Ltd.	5,778	$113,054
Qantas Airways Ltd.	227,901	664,011
QBE Insurance Group Ltd.	178,315	1,103,571
Qube Holdings Ltd.(x)	227,582	410,313
Ramelius Resources Ltd.	97,621	145,959
Ramsay Health Care Ltd.	22,507	1,067,670
REA Group Ltd.	6,113	483,014
Regis Resources Ltd.	61,199	220,926
Resolute Mining Ltd.*	127,889	85,743
Rio Tinto Ltd.	44,953	3,043,485
Rio Tinto plc	184,103	11,108,430
Sandfire Resources Ltd.	21,837	64,038
Santos Ltd.	213,952	750,831
Saracen Mineral Holdings Ltd.(x)*	134,488	500,644
Scentre Group (REIT)	627,180	992,389
SEEK Ltd.	43,001	657,806
Service Stream Ltd.	43,939	64,706
Seven Group Holdings Ltd.(x)	15,993	205,934
Shopping Centres Australasia Property Group (REIT)	127,657	196,095
Silver Lake Resources Ltd.*	104,212	173,734
SmartGroup Corp. Ltd.	15,541	63,806
Sonic Healthcare Ltd.(x)	57,700	1,372,706
South32 Ltd.	585,600	858,663
Spark Infrastructure Group	206,714	304,101
St Barbara Ltd.	84,169	180,698
Star Entertainment Grp Ltd. (The)	103,102	226,811
Steadfast Group Ltd.	104,401	239,908
Stockland (REIT)	288,114	782,621
Suncorp Group Ltd.	155,428	944,181
Super Retail Group Ltd.	19,370	146,356
Sydney Airport	329,074	1,385,279
Tabcorp Holdings Ltd.	269,403	646,532
Tassal Group Ltd.	24,600	61,269
Technology One Ltd.	32,730	187,765
Telstra Corp. Ltd.	1,440,238	2,873,068
TPG Telecom Ltd.*	44,935	238,236
Transurban Group	331,309	3,357,632
Treasury Wine Estates Ltd.	87,129	559,050
United Malt Grp Ltd.*	33,903	101,109
Vicinity Centres (REIT)	465,239	459,726
Virgin Australia Holdings Ltd.(r)*	190,064	—
Viva Energy Group Ltd.(m)	126,876	145,996
Vocus Group Ltd.*	74,304	189,999
Washington H Soul Pattinson & Co. Ltd.(x)	15,043	253,896
Waypoint REIT Ltd. (REIT)	94,355	183,499
Webjet Ltd.(x)	41,338	115,879
Wesfarmers Ltd.	137,305	4,377,781
Western Areas Ltd.(x)	32,640	48,081
Westgold Resources Ltd.*	50,778	86,649
Westpac Banking Corp.	437,363	5,277,245
Whitehaven Coal Ltd.(x)	102,198	76,764
WiseTech Global Ltd.	19,042	358,026
Woodside Petroleum Ltd.	115,699	1,461,384
Woolworths Group Ltd.	152,957	3,998,868
Worley Ltd.	38,364	263,591
Zip Co. Ltd.*	38,147	173,216

		156,026,529

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	165,027	8,907,762

Chile (0.1%)
Antofagasta plc	58,770	774,866

China (0.6%)
Prosus NV*	86,972	8,020,386

Finland (0.8%)
Kone OYJ, Class B	79,305	6,971,865
Nokia OYJ*	1,105,839	4,334,442

		11,306,307

France (13.7%)
Air Liquide SA	92,613	14,696,139
Airbus SE*	113,436	8,233,725
BNP Paribas SA*	417,997	15,142,371
Danone SA	127,005	8,214,825
Engie SA*	363,714	4,861,212
EssilorLuxottica SA*	58,025	7,890,557
Kering SA	14,580	9,686,737
L’Oreal SA	47,661	15,508,992
LVMH Moet Hennessy Louis Vuitton SE	51,910	24,267,713
Pernod Ricard SA	39,152	6,248,272
Safran SA*	68,958	6,785,730
Sanofi	223,113	22,371,331
Schneider Electric SE	107,778	13,376,868
TOTAL SE(x)	518,922	17,816,171
Unibail-Rodamco-Westfield (CHDI) (REIT)	27,579	48,656
Vinci SA	109,706	9,150,674
Vivendi SA	169,197	4,715,891

		189,015,864

Germany (11.8%)
adidas AG*	36,495	11,812,091
Allianz SE (Registered)	81,595	15,651,441
BASF SE	179,644	10,939,281
Bayer AG (Registered)	192,151	12,009,569
Bayerische Motoren Werke AG	62,675	4,550,839
Daimler AG (Registered)	164,197	8,853,578
Deutsche Boerse AG	37,162	6,526,358
Deutsche Post AG (Registered)	192,196	8,764,358
Deutsche Telekom AG (Registered)	634,208	10,624,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	27,402	6,957,350
SAP SE	214,019	33,327,771
Siemens AG (Registered)	146,367	18,507,479
Siemens Energy AG*	73,184	1,973,492
Volkswagen AG (Preference)(q)	35,806	5,762,565
Vonovia SE	100,399	6,899,271

		163,159,843

Ireland (1.1%)
CRH plc (Irish Stock Exchange)	133,071	4,790,585
CRH plc (London Stock Exchange)	156,401	5,647,821
Flutter Entertainment plc	20,611	3,246,029
Smurfit Kappa Group plc	40,484	1,580,464

		15,264,899

Italy (1.7%)
Enel SpA	1,519,408	13,193,252
Eni SpA	483,560	3,782,816
Intesa Sanpaolo SpA	3,535,367	6,638,462

		23,614,530

Japan (25.6%)
77 Bank Ltd. (The)(x)	5,460	84,451
ABC-Mart, Inc.	3,700	192,596
Acom Co. Ltd.(x)	43,220	187,248
Adastria Co. Ltd.	4,221	66,564
ADEKA Corp.(x)	11,400	164,080
Advantest Corp.	13,456	653,570
Aeon Co. Ltd.	63,070	1,695,421
Aeon Delight Co. Ltd.	2,300	63,682
AEON Financial Service Co. Ltd.	15,900	144,558
Aeon Mall Co. Ltd.(x)	9,610	135,088
AGC, Inc.	15,013	439,683

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ai Holdings Corp.	4,238	$78,030
Aica Kogyo Co. Ltd.	6,000	213,110
Aichi Bank Ltd. (The)	1,720	49,654
Aichi Steel Corp.	2,010	49,742
Aiful Corp.*	20,636	53,336
Ain Holdings, Inc.	2,920	205,251
Air Water, Inc.	14,881	201,308
Aisan Industry Co. Ltd.	7,700	34,303
Aisin Seiki Co. Ltd.	13,560	433,556
Ajinomoto Co., Inc.	36,886	758,287
Alfresa Holdings Corp.	21,104	461,674
Alpen Co. Ltd.	4,000	75,655
Alps Alpine Co. Ltd.	16,017	215,815
Amada Co. Ltd.	27,419	256,984
Amano Corp.	5,299	123,424
ANA Holdings, Inc.(x)*	28,809	667,479
Anritsu Corp.(x)	11,754	268,680
Aoyama Trading Co. Ltd.	3,805	19,993
Aozora Bank Ltd.(x)	10,221	169,854
Aplus Financial Co. Ltd.(x)*	107,723	78,299
Arcs Co. Ltd.	2,392	61,518
Ariake Japan Co. Ltd.	1,887	127,918
ARTERIA Networks Corp.	4,611	80,374
As One Corp.	1,477	211,869
Asahi Group Holdings Ltd.	34,980	1,218,337
Asahi Holdings, Inc.(x)	2,865	93,033
Asahi Intecc Co. Ltd.	18,475	580,340
Asahi Kasei Corp.	108,031	943,044
Asics Corp.	15,186	212,580
ASKUL Corp.	2,274	92,963
Astellas Pharma, Inc.	141,461	2,105,864
Autobacs Seven Co. Ltd.	6,796	88,278
Awa Bank Ltd. (The)(x)	2,224	54,889
Azbil Corp.	12,540	468,951
Bandai Namco Holdings, Inc.	17,205	1,256,811
Bank of Kyoto Ltd. (The)(x)	7,170	346,386
BayCurrent Consulting, Inc.	955	133,415
Belc Co. Ltd.	1,216	89,766
Bell System24 Holdings, Inc.	4,928	83,091
Benefit One, Inc.	4,737	119,571
Benesse Holdings, Inc.	5,297	136,009
Bic Camera, Inc.	10,045	111,398
Bridgestone Corp.	43,978	1,389,121
Brother Industries Ltd.	20,322	322,772
Calbee, Inc.	7,612	250,942
Canon Electronics, Inc.	2,833	39,630
Canon Marketing Japan, Inc.	5,165	103,369
Canon, Inc.(x)	82,186	1,364,112
Capcom Co. Ltd.	8,057	450,586
Casio Computer Co. Ltd.	17,200	277,708
Central Glass Co. Ltd.(x)	3,878	80,389
Central Japan Railway Co.	13,836	1,985,009
Change, Inc.*	1,128	90,915
Chiba Bank Ltd. (The)	61,187	337,663
Chiyoda Co. Ltd.	3,062	28,564
Chofu Seisakusho Co. Ltd.	3,200	66,855
Chubu Electric Power Co., Inc.	50,913	619,269
Chudenko Corp.	4,078	88,951
Chugai Pharmaceutical Co. Ltd.	52,050	2,335,698
Chugai Ro Co. Ltd.	1,930	27,875
Chugoku Bank Ltd. (The)	14,402	138,117
Chugoku Electric Power Co., Inc. (The)(x)	24,265	303,798
Citizen Watch Co. Ltd.	19,990	56,050
CKD Corp.	4,836	78,804
Cleanup Corp.	10,500	51,208
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	238,576
cocokara fine, Inc.	2,255	145,816
COLOPL, Inc.(x)	7,961	68,066
Colowide Co. Ltd.(x)	5,764	98,082
Computer Engineering & Consulting Ltd.	2,317	35,822
COMSYS Holdings Corp.(x)	10,500	292,291
Concordia Financial Group Ltd.	96,536	336,510
CONEXIO Corp.	7,492	83,905
Cosel Co. Ltd.	4,700	48,031
Cosmo Energy Holdings Co. Ltd.	4,694	67,179
Cosmos Pharmaceutical Corp.	1,446	251,529
Create Restaurants Holdings, Inc.(x)	11,134	64,059
Create SD Holdings Co. Ltd.	2,762	96,808
Credit Saison Co. Ltd.	13,432	142,556
CyberAgent, Inc.	9,864	610,034
Cybozu, Inc.	2,098	66,616
Dai Nippon Printing Co. Ltd.	21,778	441,119
Daibiru Corp.(x)	9,430	109,504
Daicel Corp.	29,000	209,000
Daifuku Co. Ltd.	8,504	855,928
Daihen Corp.	2,424	98,146
Daiho Corp.	2,932	83,582
Dai-ichi Life Holdings, Inc.	92,880	1,310,844
Daiichi Sankyo Co. Ltd.	142,866	4,390,060
Daiichikosho Co. Ltd.	2,668	85,867
Daikin Industries Ltd.	21,202	3,909,450
Daio Paper Corp.	8,061	114,974
Daiseki Co. Ltd.	1,930	48,114
Daishi Hokuetsu Financial Group, Inc.	3,188	66,034
Daito Trust Construction Co. Ltd.	6,252	554,310
Daiwa House Industry Co. Ltd.	51,634	1,326,657
Daiwa Securities Group, Inc.	131,703	552,785
Daiwabo Holdings Co. Ltd.	1,745	112,680
DCM Holdings Co. Ltd.	10,117	140,087
DeNA Co. Ltd.	9,759	180,115
Denka Co. Ltd.	5,919	180,148
Denso Corp.	36,640	1,604,927
Dentsu Group, Inc.	18,243	539,026
Descente Ltd.(x)*	4,643	75,753
DIC Corp.	8,900	222,353
Digital Arts, Inc.	1,151	94,384
Digital Garage, Inc.	3,387	115,212
Dip Corp.	2,840	58,358
Disco Corp.	2,500	608,312
DMG Mori Co. Ltd.	11,229	155,862
Doutor Nichires Holdings Co. Ltd.	5,044	76,743
Dowa Holdings Co. Ltd.	5,600	164,632
DTS Corp.	4,573	97,228
Duskin Co. Ltd.	5,723	156,126
Earth Corp.	1,236	92,020
East Japan Railway Co.	29,290	1,804,789
Ebara Corp.	8,388	226,590
EDION Corp.	8,339	87,242
eGuarantee, Inc.	4,118	93,736
Eisai Co. Ltd.	19,920	1,817,719
Eizo Corp.	2,633	102,512
Elecom Co. Ltd.	2,008	98,802
Electric Power Development Co. Ltd.	14,178	218,790
ENEOS Holdings, Inc.	250,349	893,982
en-japan, Inc.	2,579	64,985
euglena Co. Ltd.*	9,207	77,252
Exedy Corp.	3,400	44,238
Ezaki Glico Co. Ltd.	4,571	204,691
FamilyMart Co. Ltd.(x)	14,239	322,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fancl Corp.	6,642	$217,192
FANUC Corp.	15,813	3,033,521
Fast Retailing Co. Ltd.	2,169	1,360,959
FCC Co. Ltd.(x)	3,752	69,102
FP Corp.	4,036	169,942
Fudo Tetra Corp.	6,411	92,845
Fuji Co. Ltd.	3,400	61,219
Fuji Corp.	5,877	116,367
Fuji Electric Co. Ltd.	9,979	315,288
Fuji Kyuko Co. Ltd.	2,895	108,323
Fuji Media Holdings, Inc.	20,394	196,842
Fuji Oil Holdings, Inc.(x)	4,030	127,335
Fuji Seal International, Inc.	4,611	88,892
Fuji Soft, Inc.	2,280	117,260
FUJIFILM Holdings Corp.	31,907	1,572,236
Fujikura Ltd.	23,215	64,232
Fujitec Co. Ltd.	6,579	140,629
Fujitsu General Ltd.	6,319	183,218
Fujitsu Ltd.	16,043	2,196,775
Fukuoka Financial Group, Inc.	16,400	276,111
Fukushima Galilei Co. Ltd.	2,775	103,527
Fukuyama Transporting Co. Ltd.	2,335	114,004
Funai Soken Holdings, Inc.	3,831	90,357
Furukawa Electric Co. Ltd.	7,000	166,493
Futaba Industrial Co. Ltd.	9,500	48,299
Future Corp.	4,909	101,824
Fuyo General Lease Co. Ltd.(x)	2,579	159,791
Glory Ltd.	5,791	129,281
GMO internet, Inc.(x)	7,656	200,134
GMO Payment Gateway, Inc.	3,387	364,250
Goldwin, Inc.	2,916	231,397
Gree, Inc.	16,216	79,232
GS Yuasa Corp.	5,471	94,458
Gunma Bank Ltd. (The)	54,000	180,095
H2O Retailing Corp.	9,500	61,862
Hachijuni Bank Ltd. (The)	43,000	169,171
Hakuhodo DY Holdings, Inc.	27,115	350,399
Hamamatsu Photonics KK	11,935	601,375
Hankyu Hanshin Holdings, Inc.	21,021	676,238
Hanwa Co. Ltd.	3,534	70,560
Haseko Corp.	25,130	330,432
Hazama Ando Corp.	16,538	114,264
Heiwa Corp.	4,550	74,853
Heiwa Real Estate Co. Ltd.	4,329	119,459
Hikari Tsushin, Inc.	1,831	436,330
Hino Motors Ltd.	22,963	148,818
Hirose Electric Co. Ltd.	2,789	359,089
Hiroshima Bank Ltd. (The)(r)(x)	36,500	211,805
HIS Co. Ltd.(x)	3,292	58,227
Hisamitsu Pharmaceutical Co., Inc.	5,579	284,826
Hitachi Capital Corp.	4,208	98,903
Hitachi Construction Machinery Co. Ltd.	6,567	237,814
Hitachi Ltd.	79,963	2,701,926
Hitachi Metals Ltd.	19,279	296,366
Hitachi Transport System Ltd.	3,481	110,526
Hitachi Zosen Corp.	19,500	82,380
Hokuetsu Corp.	13,526	46,450
Hokuhoku Financial Group, Inc.	17,700	178,300
Hokuriku Electric Power Co.(x)	21,850	164,036
Honda Motor Co. Ltd.	131,028	3,091,477
Horiba Ltd.	3,816	199,428
Hoshizaki Corp.	4,864	387,904
House Foods Group, Inc.	8,400	298,898
Hoya Corp.	33,232	3,745,899
Hulic Co. Ltd.	35,049	328,741
Hyakujushi Bank Ltd. (The)	2,900	49,118
Ibiden Co. Ltd.	10,139	343,324
Ichibanya Co. Ltd.	1,268	67,756
Idemitsu Kosan Co. Ltd.(x)	18,720	398,840
IHI Corp.	14,804	197,802
Iida Group Holdings Co. Ltd.	15,482	313,020
Inaba Denki Sangyo Co. Ltd.	6,062	151,940
Infocom Corp.	4,226	162,948
Infomart Corp.	19,428	172,247
Information Services International-Dentsu Ltd.	2,801	176,553
Inpex Corp.	88,887	475,521
Internet Initiative Japan, Inc.(x)	3,198	144,001
IR Japan Holdings Ltd.	856	108,422
Iriso Electronics Co. Ltd.	1,764	71,307
Iseki & Co. Ltd.	4,100	55,146
Isetan Mitsukoshi Holdings Ltd.(x)	35,742	189,581
Isuzu Motors Ltd.	47,274	414,150
Ito En Ltd.	5,017	357,936
ITOCHU Corp.(x)	114,641	2,931,460
Itochu Enex Co. Ltd.	10,596	97,405
Itochu Techno-Solutions Corp.	7,982	303,777
Itoham Yonekyu Holdings, Inc.	13,929	99,764
Iwatani Corp.(x)	5,397	202,222
Iyo Bank Ltd. (The)	24,000	159,016
Izumi Co. Ltd.	3,455	125,909
J Front Retailing Co. Ltd.	22,829	165,035
JAC Recruitment Co. Ltd.	4,065	50,903
JAFCO Group Co. Ltd.	2,473	104,172
Japan Airlines Co. Ltd.	28,372	532,611
Japan Airport Terminal Co. Ltd.	5,238	231,104
Japan Aviation Electronics Industry Ltd.	6,944	95,668
Japan Cash Machine Co. Ltd.(x)	6,102	34,354
Japan Display, Inc.(x)*	231,888	119,838
Japan Exchange Group, Inc.	46,186	1,292,492
Japan Material Co. Ltd.	5,450	76,176
Japan Post Bank Co. Ltd.	46,500	363,183
Japan Post Holdings Co. Ltd.	130,337	889,021
Japan Post Insurance Co. Ltd.	6,420	101,014
Japan Pulp & Paper Co. Ltd.	2,543	90,400
Japan Steel Works Ltd. (The)(x)	6,516	114,424
Japan Tobacco, Inc.	89,006	1,625,321
JCR Pharmaceuticals Co. Ltd.	5,088	149,952
Jeol Ltd.	3,266	113,718
JFE Holdings, Inc.	53,377	373,313
JGC Holdings Corp.	18,595	193,143
JINS Holdings, Inc.	771	60,685
Joyful Honda Co. Ltd.	6,398	104,529
JSR Corp.	16,517	391,763
JTEKT Corp.	17,798	139,484
Juroku Bank Ltd. (The)	3,200	60,962
Justsystems Corp.	2,992	211,895
JVCKenwood Corp.	19,300	26,852
Kadokawa Corp.	3,736	98,819
Kagome Co. Ltd.	8,701	304,275
Kajima Corp.	40,971	490,721
Kakaku.com, Inc.	13,130	347,118
Kaken Pharmaceutical Co. Ltd.	2,834	130,131
Kameda Seika Co. Ltd.	1,676	85,983
Kamigumi Co. Ltd.	8,622	169,752
Kanamoto Co. Ltd.	2,948	67,096
Kandenko Co. Ltd.	10,184	83,221
Kaneka Corp.(x)	6,200	174,082
Kanematsu Corp.(x)	8,108	99,266
Kansai Electric Power Co., Inc. (The)	65,172	631,748
Kansai Mirai Financial Group, Inc.(x)	10,139	41,635
Kansai Paint Co. Ltd.	18,311	454,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	39,846	$2,990,049
Kappa Create Co. Ltd.(x)*	5,800	86,561
Katakura Industries Co. Ltd.	7,200	84,306
Katitas Co. Ltd.(x)	5,812	164,983
Kato Sangyo Co. Ltd.	2,563	91,906
Kawasaki Heavy Industries Ltd.	17,700	239,547
KDDI Corp.	118,319	2,992,992
Keihan Holdings Co. Ltd.	8,105	336,136
Keihin Corp.*	4,191	103,011
Keikyu Corp.(x)	24,606	377,948
Keio Corp.	8,634	533,910
Keisei Electric Railway Co. Ltd.	13,333	376,929
Kewpie Corp.	13,000	267,694
Key Coffee, Inc.	4,000	84,235
Keyence Corp.	14,921	6,953,822
KH Neochem Co. Ltd.	3,353	78,731
Kikkoman Corp.(x)	12,176	675,693
Kinden Corp.(x)	15,000	264,382
Kintetsu Department Store Co. Ltd.(x)	2,816	87,298
Kintetsu Group Holdings Co. Ltd.	15,762	672,401
Kintetsu World Express, Inc.	4,828	102,329
Kirin Holdings Co. Ltd.	70,836	1,330,443
Kissei Pharmaceutical Co. Ltd.	3,476	78,472
Kitano Construction Corp.	2,956	77,643
Kiyo Bank Ltd. (The)	3,600	55,713
Kobayashi Pharmaceutical Co. Ltd.	4,615	446,717
Kobe Bussan Co. Ltd.	5,456	299,987
Kobe Steel Ltd.*	33,016	125,713
Koei Tecmo Holdings Co. Ltd.	4,242	204,669
Kohnan Shoji Co. Ltd.	2,315	90,107
Koito Manufacturing Co. Ltd.	11,311	576,638
Kokuyo Co. Ltd.	7,982	100,210
Komatsu Ltd.	75,376	1,659,374
Komori Corp.	7,900	55,370
Konami Holdings Corp.(x)	6,450	279,579
Konica Minolta, Inc.(x)	43,791	123,739
Konoike Transport Co. Ltd.	6,036	66,139
Kose Corp.	3,360	410,826
Kotobuki Spirits Co. Ltd.	1,950	100,253
K’s Holdings Corp.	17,800	240,324
Kubota Corp.	88,289	1,579,388
Kumagai Gumi Co. Ltd.	3,271	84,153
Kumiai Chemical Industry Co. Ltd.	9,350	94,187
Kura Sushi, Inc.	1,723	93,708
Kuraray Co. Ltd.	28,183	273,709
Kurita Water Industries Ltd.	9,006	297,238
Kusuri no Aoki Holdings Co. Ltd.	1,785	145,622
KYB Corp.*	1,923	39,807
Kyocera Corp.	23,413	1,337,771
KYORIN Holdings, Inc.	3,634	73,658
Kyoritsu Maintenance Co. Ltd.(x)	2,670	99,318
Kyowa Exeo Corp.	9,800	255,740
Kyowa Kirin Co. Ltd.	18,509	525,730
Kyudenko Corp.	3,588	103,565
Kyushu Electric Power Co., Inc.(x)	38,299	347,873
Kyushu Financial Group, Inc.(x)	34,349	161,273
Kyushu Railway Co.	16,232	346,756
Lasertec Corp.	7,231	598,029
Lawson, Inc.	5,088	242,394
Leopalace21 Corp.*	22,700	41,262
LINE Corp.(x)*	4,961	252,703
Link And Motivation, Inc.(x)	10,606	40,012
Lintec Corp.	4,900	114,059
Lion Corp.	21,636	444,959
LIXIL Group Corp.	24,010	482,756
M3, Inc.	34,698	2,154,465
Mabuchi Motor Co. Ltd.	4,526	175,253
Maeda Corp.	15,009	109,550
Maeda Road Construction Co. Ltd.	5,963	108,974
Makino Milling Machine Co. Ltd.	2,098	73,584
Makita Corp.	22,583	1,077,148
Mandom Corp.	4,216	70,823
Mani, Inc.	7,470	203,670
Marubeni Corp.	170,610	967,970
Maruha Nichiro Corp.	3,726	85,547
Marui Group Co. Ltd.(x)	15,023	288,186
Maruichi Steel Tube Ltd.(x)	7,800	195,075
Marvelous, Inc.	7,616	58,007
Matsuda Sangyo Co. Ltd.	4,000	58,883
Matsumotokiyoshi Holdings Co. Ltd.	7,600	277,260
Matsuya Co. Ltd.(x)	7,173	51,261
Max Co. Ltd.	6,000	89,951
Maxell Holdings Ltd.	5,700	59,074
Mazda Motor Corp.	57,715	337,485
Mebuki Financial Group, Inc.	104,665	237,473
Medipal Holdings Corp.	17,687	354,161
Megmilk Snow Brand Co. Ltd.	4,021	97,311
Meidensha Corp.	4,400	67,578
Meiji Holdings Co. Ltd.	10,929	835,016
Meitec Corp.(x)	2,601	132,554
Menicon Co. Ltd.	2,482	165,174
METAWATER Co. Ltd.	3,652	79,593
Milbon Co. Ltd.	2,308	123,258
Minebea Mitsumi, Inc.	30,892	582,850
Miraca Holdings, Inc.(x)	6,996	187,167
Mirait Holdings Corp.(x)	5,285	80,655
Miroku Jyoho Service Co. Ltd.	2,998	62,633
MISUMI Group, Inc.	20,444	571,398
Mitani Sekisan Co. Ltd.	1,611	93,169
Mitsubishi Chemical Holdings Corp.	108,956	629,078
Mitsubishi Corp.	106,808	2,555,209
Mitsubishi Electric Corp.	166,410	2,246,667
Mitsubishi Estate Co. Ltd.	115,005	1,738,193
Mitsubishi Gas Chemical Co., Inc.	19,000	352,498
Mitsubishi Heavy Industries Ltd.	27,889	619,448
Mitsubishi Logistics Corp.	4,975	140,936
Mitsubishi Materials Corp.	14,300	282,323
Mitsubishi Motors Corp.	75,000	165,552
Mitsubishi Pencil Co. Ltd.	3,972	51,704
Mitsubishi Research Institute, Inc.	3,100	130,651
Mitsubishi Shokuhin Co. Ltd.	3,000	79,024
Mitsubishi UFJ Financial Group, Inc.	1,115,890	4,428,322
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,870	193,653
Mitsuboshi Belting Ltd.	4,120	66,703
Mitsui & Co. Ltd.	144,063	2,474,608
Mitsui Chemicals, Inc.	14,798	357,975
Mitsui E&S Holdings Co. Ltd.*	7,168	25,810
Mitsui Fudosan Co. Ltd.	80,952	1,410,002
Mitsui Mining & Smelting Co. Ltd.	5,900	143,399
Mitsui OSK Lines Ltd.	10,794	212,140
Mitsui-Soko Holdings Co. Ltd.	4,931	85,923
Miura Co. Ltd.	8,004	391,370
Mizuho Financial Group, Inc.(x)	223,033	2,786,025
Mizuho Leasing Co. Ltd.(x)	1,996	51,341
Mizuno Corp.	4,444	80,191
Modec, Inc.	1,335	20,788
MonotaRO Co. Ltd.	11,998	597,556
Morinaga & Co. Ltd.	4,247	167,393
Morinaga Milk Industry Co. Ltd.	3,908	206,570
Morita Holdings Corp.(x)	3,388	65,933
MOS Food Services, Inc.(x)	3	83

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MS&AD Insurance Group Holdings, Inc.	42,915	$1,162,359
Murata Manufacturing Co. Ltd.	48,884	3,154,087
Musashi Seimitsu Industry Co. Ltd.	6,200	65,296
Nabtesco Corp.	11,042	402,323
Nachi-Fujikoshi Corp.	2,183	76,852
Nagase & Co. Ltd.(x)	11,432	159,919
Nagawa Co. Ltd.	1,145	92,775
Nagoya Railroad Co. Ltd.(x)	12,958	355,075
Nankai Electric Railway Co. Ltd.	9,800	217,270
NEC Corp.	20,187	1,181,665
NEC Networks & System Integration Corp.(x)	4,558	87,562
NET One Systems Co. Ltd.	7,723	352,146
Nexon Co. Ltd.	40,874	1,015,099
NGK Insulators Ltd.	22,442	320,202
NGK Spark Plug Co. Ltd.	17,024	296,994
NH Foods Ltd.	6,942	309,799
NHK Spring Co. Ltd.(x)	25,000	160,007
Nichias Corp.	5,487	129,768
Nichiha Corp.(x)	3,077	92,227
Nichirei Corp.(x)	9,587	254,074
Nidec Corp.	40,050	3,724,691
Nifco, Inc.	8,800	239,990
Nihon Kohden Corp.	7,968	262,064
Nihon M&A Center, Inc.	12,371	705,654
Nihon Parkerizing Co. Ltd.(x)	12,170	119,270
Nihon Unisys Ltd.(x)	5,369	168,601
Nihon Yamamura Glass Co. Ltd.	5,562	47,890
Nikkon Holdings Co. Ltd.	9,000	195,163
Nikon Corp.(x)	26,926	181,928
Nintendo Co. Ltd.	10,097	5,739,946
Nippo Corp.	5,398	148,993
Nippon Chemi-Con Corp.*	3,503	47,051
Nippon Densetsu Kogyo Co. Ltd.	4,340	91,018
Nippon Electric Glass Co. Ltd.	6,101	113,908
Nippon Express Co. Ltd.	6,057	352,596
Nippon Flour Mills Co. Ltd.(x)	4,887	80,486
Nippon Gas Co. Ltd.	3,695	186,701
Nippon Kayaku Co. Ltd.(x)	15,000	132,566
Nippon Light Metal Holdings Co. Ltd.	5,253	83,160
Nippon Paint Holdings Co. Ltd.	13,450	1,384,139
Nippon Paper Industries Co. Ltd.(x)	9,600	119,040
Nippon Sanso Holdings Corp.	18,000	278,238
Nippon Sharyo Ltd.*	3,791	101,041
Nippon Shinyaku Co. Ltd.	4,816	397,069
Nippon Shokubai Co. Ltd.	4,000	213,475
Nippon Signal Co. Ltd.	8,900	87,744
Nippon Soda Co. Ltd.	3,039	86,938
Nippon Steel Corp.*	73,651	695,636
Nippon Steel Trading Corp.	2,026	57,789
Nippon Suisan Kaisha Ltd.	32,900	140,003
Nippon Telegraph & Telephone Corp.	215,994	4,419,033
Nippon Television Holdings, Inc.	13,631	146,564
Nippon Yusen KK	16,174	280,395
Nipro Corp.	13,900	161,946
Nishimatsu Construction Co. Ltd.	4,358	86,565
Nishi-Nippon Railroad Co. Ltd.	5,600	162,125
Nissan Chemical Corp.	9,008	480,519
Nissan Motor Co. Ltd.	196,265	697,559
Nissan Shatai Co. Ltd.	9,940	86,963
Nisshin Oillio Group Ltd. (The)	2,383	71,913
Nisshin Seifun Group, Inc.	18,778	299,412
Nisshinbo Holdings, Inc.	12,062	82,334
Nissin Electric Co. Ltd.	7,460	79,458
Nissin Foods Holdings Co. Ltd.	7,658	719,859
Nissin Kogyo Co. Ltd.*	4,156	88,428
Nitori Holdings Co. Ltd.	7,096	1,475,896
Nitta Corp.	1,728	38,117
Nitto Boseki Co. Ltd.	2,757	117,321
Nitto Denko Corp.	12,663	825,557
Nitto Kogyo Corp.	5,056	100,205
Noevir Holdings Co. Ltd.	1,781	83,320
NOF Corp.	7,305	288,345
Nohmi Bosai Ltd.	4,847	110,845
NOK Corp.	11,800	122,864
Nomura Holdings, Inc.	288,804	1,317,449
Nomura Real Estate Holdings, Inc.	10,820	205,800
Nomura Research Institute Ltd.	24,968	733,811
Noritake Co. Ltd.	1,990	62,531
Noritz Corp.	4,795	69,288
North Pacific Bank Ltd.	32,001	69,759
NS Solutions Corp.	3,420	105,543
NS United Kaiun Kaisha Ltd.	2,870	39,362
NSD Co. Ltd.	5,948	116,396
NSK Ltd.	41,441	317,194
NTN Corp.	42,446	79,936
NTT Data Corp.	42,625	546,425
NTT DOCOMO, Inc.	114,988	4,264,275
Obara Group, Inc.	1,415	47,568
Obayashi Corp.	56,756	514,383
OBIC Business Consultants Co. Ltd.	1,642	95,345
Obic Co. Ltd.	5,661	996,081
Odakyu Electric Railway Co. Ltd.	24,751	622,722
Ohsho Food Service Corp.	741	41,851
Oiles Corp.	4,560	66,370
Oita Bank Ltd. (The)	2,100	48,800
Oji Holdings Corp.	68,133	312,684
Okamura Corp.	7,341	51,803
Oki Electric Industry Co. Ltd.	8,423	90,689
OKUMA Corp.	1,173	55,113
Olympus Corp.	92,081	1,911,345
Omron Corp.	14,919	1,162,090
Ono Pharmaceutical Co. Ltd.	37,819	1,187,294
Onward Holdings Co. Ltd.	15,000	38,925
Open House Co. Ltd.	4,646	167,808
Optim Corp.*	2,491	76,494
Optorun Co. Ltd.	3,885	78,654
Oracle Corp.	3,300	357,778
Orient Corp.	65,426	70,474
Oriental Land Co. Ltd.	16,912	2,369,247
ORIX Corp.	102,660	1,278,057
Osaka Gas Co. Ltd.	34,242	667,134
OSG Corp.	9,700	155,409
Otsuka Corp.	9,530	487,704
Otsuka Holdings Co. Ltd.	34,374	1,457,828
Outsourcing, Inc.	6,004	55,674
PALTAC Corp.	2,773	139,961
Pan Pacific International Holdings Corp.	36,020	839,086
Panasonic Corp.	190,135	1,610,602
Paramount Bed Holdings Co. Ltd.	324	13,436
Park24 Co. Ltd.	10,900	175,959
Penta-Ocean Construction Co. Ltd.	29,322	192,572
PeptiDream, Inc.*	8,788	412,919
Persol Holdings Co. Ltd.	18,066	293,845
Pigeon Corp.	10,057	449,321
Piolax, Inc.	4,502	66,828
Pola Orbis Holdings, Inc.	8,224	155,324
Prestige International, Inc.	10,559	95,214
Prima Meat Packers Ltd.	3,142	96,698
Rakuten, Inc.	74,120	800,685
Recruit Holdings Co. Ltd.	113,913	4,519,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Relo Group, Inc.	8,730	$209,260
Renesas Electronics Corp.*	70,632	517,329
Rengo Co. Ltd.(x)	21,000	158,553
Resona Holdings, Inc.	180,121	613,862
Resorttrust, Inc.	7,178	109,551
Ricoh Co. Ltd.	46,040	310,369
Riken Corp.	1,600	41,267
Rinnai Corp.	3,700	361,483
Riso Kagaku Corp.	2,813	39,022
Rohm Co. Ltd.	6,799	524,981
Rohto Pharmaceutical Co. Ltd.(x)	10,582	347,986
Round One Corp.	6,290	50,742
Royal Holdings Co. Ltd.(x)	1,912	33,084
Ryobi Ltd.	3,494	39,264
Ryohin Keikaku Co. Ltd.	21,429	355,942
Saizeriya Co. Ltd.(x)	3,745	76,260
Sakai Moving Service Co. Ltd.	1,540	75,052
Sakata Seed Corp.	2,341	83,897
San ju San Financial Group, Inc.	2,610	34,208
San-A Co. Ltd.	1,826	80,516
Sangetsu Corp.	3,239	49,797
San-In Godo Bank Ltd. (The)	14,711	79,112
Sanken Electric Co. Ltd.	4,473	104,628
Sankyo Co. Ltd.	4,836	126,753
Sankyu, Inc.	4,962	195,622
Sanrio Co. Ltd.	5,173	93,701
Santen Pharmaceutical Co. Ltd.	30,999	635,632
Sanwa Holdings Corp.	21,000	222,775
Sanyo Chemical Industries Ltd.	1,868	87,000
Sapporo Holdings Ltd.	6,302	113,344
Sato Holdings Corp.	1,598	34,011
Sawai Pharmaceutical Co. Ltd.	4,400	222,126
SBI Holdings, Inc.	17,974	465,090
SCREEN Holdings Co. Ltd.	3,799	202,144
SCSK Corp.	4,098	229,273
Secom Co. Ltd.	16,875	1,541,935
Sega Sammy Holdings, Inc.	20,371	247,775
Seibu Holdings, Inc.	22,730	244,502
Seiko Epson Corp.(x)	24,121	277,287
Seiko Holdings Corp.	4,175	56,367
Seino Holdings Co. Ltd.	16,000	232,140
Seiren Co. Ltd.	4,616	67,984
Sekisui Chemical Co. Ltd.	38,236	611,226
Sekisui House Ltd.	57,097	1,009,804
Senko Group Holdings Co. Ltd.(x)	12,089	112,603
Seven & i Holdings Co. Ltd.	64,120	1,982,142
Seven Bank Ltd.	64,776	157,058
SG Holdings Co. Ltd.	17,281	898,177
Sharp Corp.	17,930	222,145
Shibaura Mechatronics Corp.	3,328	98,540
Shibuya Corp.	2,975	102,595
SHIFT, Inc.*	776	117,033
Shiga Bank Ltd. (The)	2,831	66,396
Shikoku Chemicals Corp.	5,024	55,712
Shikoku Electric Power Co., Inc.(x)	18,249	139,326
Shima Seiki Manufacturing Ltd.(x)	2,819	44,498
Shimachu Co. Ltd.(x)	3,082	104,582
Shimadzu Corp.	19,886	606,658
Shimamura Co. Ltd.	2,500	244,383
Shimano, Inc.	6,228	1,226,189
Shimizu Corp.	57,596	431,925
Shimojima Co. Ltd.	5,300	71,185
Shin-Etsu Chemical Co. Ltd.	27,986	3,652,787
Shinko Electric Industries Co. Ltd.	3,097	54,165
Shinsei Bank Ltd.	15,507	192,140
Shionogi & Co. Ltd.	21,278	1,138,395
Ship Healthcare Holdings, Inc.	2,626	128,508
Shiseido Co. Ltd.	33,067	1,897,400
Shizuoka Bank Ltd. (The)(x)	40,645	281,114
SHO-BOND Holdings Co. Ltd.	4,612	228,982
Shochiku Co. Ltd.	1,166	170,406
Showa Corp.*	3,928	85,404
Showa Denko KK	14,151	259,379
Showa Sangyo Co. Ltd.	2,573	85,758
Siix Corp.	7,281	85,549
Sinfonia Technology Co. Ltd.	7,390	84,380
Sintokogio Ltd.	7,500	50,424
SKY Perfect JSAT Holdings, Inc.(x)	7,493	32,806
Skylark Holdings Co. Ltd.(x)	20,442	291,750
SMC Corp.	5,221	2,905,787
SMK Corp.	1,620	43,780
SMS Co. Ltd.	7,708	224,383
SoftBank Corp.(x)	148,403	1,662,836
SoftBank Group Corp.	128,210	7,916,615
Sohgo Security Services Co. Ltd.	6,327	301,486
Sojitz Corp.(x)	115,662	262,340
Sompo Holdings, Inc.	32,717	1,133,257
Sony Corp.	103,154	7,889,725
Sotetsu Holdings, Inc.	6,169	166,435
Square Enix Holdings Co. Ltd.	6,921	460,151
Stanley Electric Co. Ltd.	13,307	381,859
Starts Corp., Inc.	2,038	44,751
Subaru Corp.	51,663	1,002,913
Sugi Holdings Co. Ltd.	3,272	231,339
SUMCO Corp.	21,300	299,576
Sumitomo Bakelite Co. Ltd.	3,800	104,571
Sumitomo Chemical Co. Ltd.	130,222	431,185
Sumitomo Corp.	102,912	1,234,001
Sumitomo Dainippon Pharma Co. Ltd.(x)	15,798	208,028
Sumitomo Electric Industries Ltd.	66,687	749,350
Sumitomo Forestry Co. Ltd.	17,200	274,264
Sumitomo Heavy Industries Ltd.	10,441	242,900
Sumitomo Metal Mining Co. Ltd.	20,933	648,003
Sumitomo Mitsui Construction Co. Ltd.	15,803	64,114
Sumitomo Mitsui Financial Group, Inc.	113,517	3,158,740
Sumitomo Mitsui Trust Holdings, Inc.	31,024	825,535
Sumitomo Osaka Cement Co. Ltd.(x)	4,400	142,241
Sumitomo Realty & Development Co. Ltd.(x)	36,897	1,091,603
Sumitomo Rubber Industries Ltd.	16,520	153,241
Sumitomo Warehouse Co. Ltd. (The)	2,971	37,628
Sundrug Co. Ltd.	6,166	232,148
Suntory Beverage & Food Ltd.	12,637	474,969
Sushiro Global Holdings Ltd.	7,824	197,499
Suzuken Co. Ltd.	8,676	330,682
Suzuki Motor Corp.	32,337	1,385,043
Sysmex Corp.	11,891	1,134,807
Systena Corp.	5,824	101,610
T Hasegawa Co. Ltd.	3,525	70,788
T&D Holdings, Inc.	52,917	523,334
Tadano Ltd.(x)	8,952	73,800
Taiheiyo Cement Corp.	12,822	327,239
Taikisha Ltd.(x)	2,538	70,071
Taiko Pharmaceutical Co. Ltd.(x)	3,714	79,511
Taisei Corp.	17,402	586,371
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	284,709
Taiyo Holdings Co. Ltd.	1,909	99,855
Taiyo Yuden Co. Ltd.(x)	7,256	228,132
Takamatsu Construction Group Co. Ltd.	3,899	85,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Takara Bio, Inc.	4,701	$127,853
Takara Holdings, Inc.	18,000	199,867
Takara Standard Co. Ltd.	5,000	67,229
Takasago Thermal Engineering Co. Ltd.	5,745	82,111
Takashimaya Co. Ltd.	16,500	130,678
Takeda Pharmaceutical Co. Ltd.	137,006	4,880,425
Takeuchi Manufacturing Co. Ltd.	4,365	86,589
Takuma Co. Ltd.	7,574	128,994
Tamron Co. Ltd.	2,969	46,857
TBS Holdings, Inc.	11,930	205,150
TDK Corp.	8,620	942,630
TechnoPro Holdings, Inc.	3,425	211,794
Teijin Ltd.	14,506	224,913
Terumo Corp.	47,091	1,876,177
T-Gaia Corp.	4,174	78,310
THK Co. Ltd.	9,493	238,169
TIS, Inc.	18,861	400,869
TKC Corp.(x)	1,285	83,351
Toagosei Co. Ltd.	17,000	182,711
Tobishima Corp.	6,530	67,675
Tobu Railway Co. Ltd.	17,551	542,108
Toda Corp.	32,000	219,326
Toei Co. Ltd.	540	89,705
Toho Bank Ltd. (The)	26,176	57,534
Toho Co. Ltd.	9,635	397,148
Toho Gas Co. Ltd.	8,185	405,772
Toho Holdings Co. Ltd.	5,618	120,952
Tohoku Electric Power Co., Inc.	41,248	413,322
Tokai Carbon Co. Ltd.	15,000	160,249
TOKAI Holdings Corp.	9,977	98,507
Tokai Rika Co. Ltd.	5,427	80,930
Token Corp.	853	62,932
Tokio Marine Holdings, Inc.	58,694	2,570,338
Tokuyama Corp.(x)	7,400	178,262
Tokyo Century Corp.(x)	4,800	261,209
Tokyo Dome Corp.	10,261	73,878
Tokyo Electric Power Co. Holdings, Inc.*	136,134	374,274
Tokyo Electron Ltd.	10,508	2,750,253
Tokyo Gas Co. Ltd.	32,003	731,155
Tokyo Kiraboshi Financial Group, Inc.	2,264	24,369
Tokyo Ohka Kogyo Co. Ltd.	2,294	118,629
Tokyo Seimitsu Co. Ltd.	3,298	104,735
Tokyo Tatemono Co. Ltd.	19,659	240,608
Tokyotokeiba Co. Ltd.	2,059	104,359
Tokyu Construction Co. Ltd.	9,825	42,825
Tokyu Corp.	41,971	544,757
Tokyu Fudosan Holdings Corp.	57,534	247,695
Tomy Co. Ltd.	9,500	81,813
Toppan Forms Co. Ltd.	7,000	66,628
Toppan Printing Co. Ltd.	25,746	362,627
Topre Corp.	2,571	27,673
Toray Industries, Inc.(x)	117,437	537,024
Toridoll Holdings Corp.(x)	2,530	34,279
Toshiba TEC Corp.	2,133	89,097
Tosho Co. Ltd.	2,808	34,720
Tosoh Corp.	24,847	403,991
TOTO Ltd.	12,927	593,118
Toyo Ink SC Holdings Co. Ltd.	1,695	32,436
Toyo Seikan Group Holdings Ltd.	12,145	120,878
Toyo Suisan Kaisha Ltd.	9,479	500,952
Toyo Tire Corp.	11,244	181,655
Toyobo Co. Ltd.	6,343	87,388
Toyoda Gosei Co. Ltd.(x)	5,313	121,774
Toyota Boshoku Corp.	5,878	83,246
Toyota Industries Corp.	13,204	834,921
Toyota Motor Corp.	182,481	12,069,212
Toyota Tsusho Corp.	18,204	508,394
TPR Co. Ltd.	4,102	49,867
Transcosmos, Inc.	4,218	115,253
Trend Micro, Inc.	8,078	492,902
Trusco Nakayama Corp.	3,910	98,826
TS Tech Co. Ltd.(x)	5,200	147,039
TSI Holdings Co. Ltd.	14,450	44,555
Tsubakimoto Chain Co.(x)	2,593	61,002
Tsumura & Co.	5,969	187,071
Tsuruha Holdings, Inc.	3,954	559,587
TV Asahi Holdings Corp.	4,061	64,405
Ube Industries Ltd.(x)	10,241	172,865
Ulvac, Inc.	4,000	145,116
Unicharm Corp.	35,068	1,566,628
Uniden Holdings Corp.	4,364	72,564
United Arrows Ltd.	2,708	39,405
United Super Markets Holdings, Inc.(x)	5,338	64,413
Usen-Next Holdings Co. Ltd.	7,282	87,147
Ushio, Inc.	11,665	148,902
USS Co. Ltd.	17,803	318,456
V Technology Co. Ltd.(x)	1,336	56,178
Valor Holdings Co. Ltd.	4,443	122,673
ValueCommerce Co. Ltd.	1,542	51,954
Wacoal Holdings Corp.	5,909	111,768
Welcia Holdings Co. Ltd.	9,748	428,582
West Japan Railway Co.	14,829	732,937
Wowow, Inc.	1,797	47,882
Xebio Holdings Co. Ltd.	5,148	37,205
Yakult Honsha Co. Ltd.	11,369	630,789
Yamada Holdings Co. Ltd.	49,936	248,999
Yamagata Bank Ltd. (The)(x)	4,200	54,400
Yamaguchi Financial Group, Inc.(x)	23,000	149,986
Yamaha Corp.	10,763	515,183
Yamaha Motor Co. Ltd.	23,424	340,599
Yamato Holdings Co. Ltd.	27,494	723,720
Yamato Kogyo Co. Ltd.	4,410	107,993
Yamazaki Baking Co. Ltd.	13,933	243,349
Yamazen Corp.(x)	9,283	94,149
Yaoko Co. Ltd.	2,104	156,775
Yaskawa Electric Corp.	17,826	696,129
Yokogawa Electric Corp.	18,255	290,012
Yokohama Rubber Co. Ltd. (The)	14,820	210,932
Yoshinoya Holdings Co. Ltd.(x)	6,683	125,196
Z Holdings Corp.	221,158	1,477,590
Zenkoku Hosho Co. Ltd.	5,062	199,307
Zenrin Co. Ltd.	3,696	39,596
Zensho Holdings Co. Ltd.(x)	9,793	231,108
Zeon Corp.	22,000	231,539
Zojirushi Corp.(x)	6,115	101,317
ZOZO, Inc.	12,216	340,710

		354,803,758

Jordan (0.1%)
Hikma Pharmaceuticals plc	28,584	957,383

Mexico (0.0%)
Fresnillo plc	31,212	481,333

Netherlands (5.7%)
Adyen NV(m)*	5,452	10,047,257
ASML Holding NV	83,254	30,698,632
ING Groep NV	762,920	5,402,127
Just Eat Takeaway.com NV(m)(x)*	20,007	2,235,641
Koninklijke Ahold Delhaize NV	215,290	6,371,643
Koninklijke Philips NV*	178,192	8,394,669
Royal Dutch Shell plc, Class B	628,870	7,607,450

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Dutch Shell plc (London Stock Exchange), Class A	695,885	$8,613,108

		79,370,527

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)(x)*	90,115	913,242
Auckland International Airport Ltd.	20,096	97,352
Chorus Ltd.	53,711	307,042
Fisher & Paykel Healthcare Corp. Ltd.	15,397	339,448
Fletcher Building Ltd.	40,485	103,495
SKYCITY Entertainment Group Ltd.	38,978	77,575
Spark New Zealand Ltd.	31,223	97,007
Xero Ltd.*	14,174	1,036,394

		2,971,555

Russia (0.1%)
Evraz plc	96,600	430,726
Polymetal International plc	57,608	1,253,025

		1,683,751

South Africa (0.4%)
Anglo American plc	208,541	5,035,977

Spain (2.2%)
Amadeus IT Group SA	88,113	4,889,918
Banco Santander SA	3,250,325	6,055,228
Iberdrola SA	1,133,825	13,954,931
Industria de Diseno Textil SA	217,377	6,043,670

		30,943,747

Switzerland (0.1%)
Coca-Cola HBC AG	33,154	819,541

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (21.8%)
3i Group plc	161,477	2,072,809
Admiral Group plc	35,292	1,190,306
Ashtead Group plc	75,816	2,716,418
Associated British Foods plc	58,941	1,419,821
AstraZeneca plc	222,637	24,232,024
Auto Trader Group plc(m)	159,537	1,154,009
Avast plc(m)	92,821	627,740
AVEVA Group plc	10,834	669,893
Aviva plc	664,106	2,442,041
B&M European Value Retail SA	144,339	918,407
BAE Systems plc	544,907	3,370,525
Barclays plc	2,930,566	3,687,714
Barratt Developments plc	171,416	1,048,095
Berkeley Group Holdings plc	19,813	1,077,908
BP plc	3,363,263	9,764,923
British American Tobacco plc	387,080	13,912,807
British Land Co. plc (The) (REIT)	156,194	679,073
BT Group plc	1,474,819	1,874,225
Bunzl plc	57,067	1,841,180
Burberry Group plc	68,038	1,362,269
Compass Group plc	302,132	4,535,355
Croda International plc	21,103	1,703,777
DCC plc	16,733	1,289,529
Diageo plc	388,988	13,326,036
DS Smith plc	215,407	818,043
Experian plc	153,569	5,746,681
GlaxoSmithKline plc	835,915	15,658,269
GVC Holdings plc	98,518	1,240,005
Halma plc	64,230	1,935,918
Hargreaves Lansdown plc	60,822	1,219,218
HomeServe plc	46,692	741,689
HSBC Holdings plc	3,455,203	13,423,201
Imperial Brands plc	159,769	2,816,224
Informa plc	252,646	1,224,960
InterContinental Hotels Group plc	30,947	1,624,750
Intermediate Capital Group plc	47,214	725,366
International Consolidated Airlines Group SA(x)	628,700	763,294
Intertek Group plc	27,357	2,225,275
J Sainsbury plc	276,800	680,471
Janus Henderson Group plc (CHDI)	4,202	90,201
JD Sports Fashion plc	72,804	761,924
Johnson Matthey plc	32,342	978,031
Kingfisher plc	356,623	1,362,948
Land Securities Group plc (REIT)	120,860	813,818
Legal & General Group plc	1,004,518	2,434,468
Linde plc	107,968	25,554,149
Lloyds Banking Group plc	11,925,834	4,047,083
London Stock Exchange Group plc	53,392	6,108,087
M&G plc	439,106	898,708
Melrose Industries plc*	815,730	1,203,554
Mondi plc	82,150	1,728,887
National Grid plc	594,758	6,846,687
Natwest Group plc	767,473	1,047,921
Next plc	21,577	1,653,618
Ocado Group plc*	82,307	2,908,721
Pearson plc	127,252	899,967
Pennon Group plc	71,428	949,321
Persimmon plc	53,804	1,708,892
Phoenix Group Holdings plc	91,762	816,248
Prudential plc	442,249	6,313,880
Reckitt Benckiser Group plc	106,953	10,427,190
RELX plc	315,089	6,974,476
Rentokil Initial plc	314,624	2,165,322
Rightmove plc	147,150	1,184,432
Rolls-Royce Holdings plc(x)*	291,084	482,991
RSA Insurance Group plc	175,113	1,018,668
Sage Group plc (The)	184,974	1,713,075
Schroders plc	19,013	662,623
Segro plc (REIT)	201,632	2,423,837
Severn Trent plc	40,470	1,272,483
Smith & Nephew plc	148,330	2,890,415
Smiths Group plc	67,248	1,182,279
Spirax-Sarco Engineering plc	12,465	1,772,215
SSE plc	176,288	2,744,574
St James’s Place plc	89,869	1,073,830
Standard Chartered plc	438,196	2,008,945
Standard Life Aberdeen plc	375,468	1,093,138
Taylor Wimpey plc	613,260	853,354
Tesco plc	1,640,166	4,496,660
Unilever NV	268,301	16,197,398
Unilever plc	184,855	11,390,383
United Utilities Group plc	115,693	1,279,328
Virgin Money UK plc (CHDI)*	103,144	96,213
Vodafone Group plc	4,542,707	6,026,723
Whitbread plc	34,184	932,382
Wm Morrison Supermarkets plc	374,731	822,601
WPP plc	201,263	1,571,815

		301,644,711

United States (0.6%)
Amcor plc (CHDI)	106,524	1,184,557
Avita Therapeutics, Inc. (CHDI)(x)*	13,304	66,420
Ferguson plc	38,117	3,835,194
James Hardie Industries plc (CHDI)	53,778	1,280,921
News Corp. (CHDI), Class B	7,221	98,951
Reliance Worldwide Corp. Ltd.	95,671	262,752
ResMed, Inc. (CHDI)	40,790	703,061
Sims Ltd.	20,501	111,763

		7,543,619

Total Common Stocks (98.5%) (Cost $1,229,327,540)		1,362,346,888

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
CLOSED END FUND:
United Kingdom (0.2%)
Scottish Mortgage Investment Trust plc (Cost $1,196,844)	250,377	$3,182,706

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Corporate Travel Management Ltd., expiring 10/15/20* (Cost $—)	2,641	6,394

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (2.3%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,000,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $4,080,001.(xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $2,040,002.(xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,224,886, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $3,289,378.(xx)	3,224,880	3,224,880
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,400,061, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21- 10/31/26; total market value $11,530,170.(xx)	10,400,000	10,400,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $1,000,054, collateralized by various Common Stocks; total market value $1,111,364.(xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $10,000,056, collateralized by various Common Stocks; total market value $11,112,898.(xx)	10,000,000	10,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $900,005, collateralized by various Common Stocks; total market value $1,000,385.(xx)	900,000	900,000

Total Repurchase Agreements		31,524,880

Total Short-Term Investments (2.3%) (Cost $31,524,880)		31,524,880

Total Investments in Securities (101.0%) (Cost $1,262,049,264)		1,397,060,868
Other Assets Less Liabilities (-1.0%)		(13,330,212)

Net Assets (100%)		$1,383,730,656

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $14,304,117 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $43,456,393. This was collateralized by $13,769,822 of various U.S. Government Treasury Securities, ranging from 0.000% - 8.000%, maturing 10/8/20-2/15/50 and by cash of $31,524,880 which was subsequently invested in joint repurchase agreements.

Glossary:

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Industrials	$197,719,626	14.3%
Consumer Discretionary	185,640,552	13.4
Financials	182,136,945	13.2
Consumer Staples	161,531,088	11.7
Materials	147,776,560	10.7
Health Care	141,021,622	10.2
Information Technology	138,164,932	10.0
Communication Services	70,328,266	5.1
Utilities	54,686,220	3.9
Energy	54,527,010	3.9
Repurchase Agreement	31,524,880	2.3
Real Estate	28,820,461	2.1
Closed End Fund	3,182,706	0.2
Cash and Other	(13,330,212)	(1.0)

		100.0%

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	115	12/2020	EUR	4,306,526	(140,968)
FTSE 100 Index	43	12/2020	GBP	3,241,159	(93,047)
SPI 200 Index	16	12/2020	AUD	1,662,273	(30,742)
TOPIX Index	14	12/2020	JPY	2,157,777	9,353

					(255,404)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$3,182,706	$—		$3,182,706
Common Stocks
Australia	—	156,026,529	—	(b)	156,026,529
Belgium	—	8,907,762	—		8,907,762
Chile	—	774,866	—		774,866
China	—	8,020,386	—		8,020,386
Finland	—	11,306,307	—		11,306,307
France	—	189,015,864	—		189,015,864
Germany	—	163,159,843	—		163,159,843
Ireland	—	15,264,899	—		15,264,899
Italy	—	23,614,530	—		23,614,530
Japan	—	354,591,953	211,805		354,803,758
Jordan	—	957,383	—		957,383
Mexico	—	481,333	—		481,333
Netherlands	—	79,370,527	—		79,370,527
New Zealand	—	2,971,555	—		2,971,555
Russia	—	1,683,751	—		1,683,751
South Africa	—	5,035,977	—		5,035,977
Spain	—	30,943,747	—		30,943,747
Switzerland	—	819,541	—		819,541
United Arab Emirates	—	—	—	(b)	— (b)
United Kingdom	2,716,418	298,928,293	—		301,644,711
United States	—	7,543,619	—		7,543,619
Futures	9,353	—	—		9,353
Rights
Australia	—	6,394	—		6,394
Short-Term Investments
Repurchase Agreements	—	31,524,880	—		31,524,880

Total Assets	$2,725,771	$1,394,132,645	$211,805		$1,397,070,221

Liabilities:
Futures	$(264,757)	$—	$—		$(264,757)

Total Liabilities	$(264,757)	$—	$—		$(264,757)

Total	$2,461,014	$1,394,132,645	$211,805		$1,396,805,464

(a)	Securities with a market value of $211,805 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.
(b)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$433,306,054
Aggregate gross unrealized depreciation	(311,820,224)

Net unrealized appreciation	$121,485,830

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,275,319,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.1%)
Abacus Property Group (REIT)	15,309	$31,976
Adbri Ltd.	16,506	33,789
Afterpay Ltd.*	11,779	688,414
AGL Energy Ltd.	35,990	351,725
ALS Ltd.	3,056	20,211
Altium Ltd.	5,568	144,985
Alumina Ltd.	108,299	107,988
AMP Ltd.(x)	2,926,726	2,754,410
Ampol Ltd.	15,213	261,653
Ansell Ltd.	7,597	203,125
APA Group	65,208	483,510
Appen Ltd.	4,980	121,884
ARB Corp. Ltd.(x)	3,357	67,347
Aristocrat Leisure Ltd.	36,053	777,504
ASX Ltd.	11,264	659,762
Atlas Arteria Ltd.	48,010	211,097
Aurizon Holdings Ltd.	110,717	337,849
AusNet Services	90,716	122,793
Austal Ltd.	14,097	33,470
Australia & New Zealand Banking Group Ltd.	153,352	1,898,542
Bank of Queensland Ltd.	20,953	86,298
Bapcor Ltd.	12,735	62,080
Beach Energy Ltd.	90,220	86,356
Bega Cheese Ltd.	10,108	36,946
Bendigo & Adelaide Bank Ltd.	22,932	99,577
BHP Group Ltd.	165,666	4,263,051
BHP Group plc	149,185	3,180,450
Bingo Industries Ltd.(m)(x)	20,588	35,813
Blackmores Ltd.*	597	27,027
BlueScope Steel Ltd.	26,060	237,898
Boral Ltd.	60,739	199,059
Brambles Ltd.	450,321	3,390,048
Bravura Solutions Ltd.(x)	12,127	29,635
Breville Group Ltd.	5,221	94,402
Brickworks Ltd.	3,128	43,604
BWP Trust (REIT)	26,350	76,389
carsales.com Ltd.	14,419	214,114
Challenger Ltd.	30,824	84,867
Charter Hall Group (REIT)	20,235	182,578
Charter Hall Long Wale REIT (REIT)	27,025	97,331
Charter Hall Retail REIT (REIT)	30,050	72,509
CIMIC Group Ltd.*	4,702	62,646
Cleanaway Waste Management Ltd.	115,605	175,049
Clinuvel Pharmaceuticals Ltd.	1,983	33,248
Coca-Cola Amatil Ltd.	25,354	172,876
Cochlear Ltd.	3,491	496,199
Coles Group Ltd.	68,699	837,863
Collins Foods Ltd.	5,548	40,928
Commonwealth Bank of Australia	93,466	4,271,817
Computershare Ltd.	28,259	248,108
Cooper Energy Ltd.*	107,646	27,038
Corporate Travel Management Ltd.	3,875	48,642
Costa Group Holdings Ltd.(x)	29,637	72,115
Credit Corp. Group Ltd.	2,888	35,244
Cromwell Property Group (REIT)	78,193	48,029
Crown Resorts Ltd.	19,246	121,549
CSL Ltd.	23,879	4,920,074
CSR Ltd.	28,276	86,702
Dexus (REIT)	60,721	387,516
Domain Holdings Australia Ltd.	15,333	40,782
Domino’s Pizza Enterprises Ltd.	3,712	211,687
Downer EDI Ltd.	33,355	105,561
Eagers Automotive Ltd.	9,018	59,405
Elders Ltd.	5,260	40,956
EML Payments Ltd.*	16,325	33,924
Evolution Mining Ltd.	91,228	378,746
Flight Centre Travel Group Ltd.	7,568	75,039
Fortescue Metals Group Ltd.	81,945	959,235
G8 Education Ltd.	27,893	19,543
Glencore plc*	6,213,689	12,872,985
Gold Road Resources Ltd.*	41,019	42,888
Goodman Group (REIT)	72,725	935,975
GPT Group (The) (REIT)	109,987	308,234
GrainCorp Ltd., Class A*	10,251	27,818
Growthpoint Properties Australia Ltd. (REIT)	12,613	30,322
GUD Holdings Ltd.	4,390	35,883
GWA Group Ltd.	18,054	36,004
Harvey Norman Holdings Ltd.	29,571	96,186
Healius Ltd.	32,938	84,812
IDP Education Ltd.	5,944	81,218
Iluka Resources Ltd.	22,492	145,672
Incitec Pivot Ltd.	80,263	117,139
Independence Group NL	24,767	74,601
Inghams Group Ltd.	24,674	52,748
Insurance Australia Group Ltd.	135,388	426,081
InvoCare Ltd.	6,750	47,330
IOOF Holdings Ltd.	24,263	53,743
IPH Ltd.	8,971	46,100
IRESS Ltd.	7,655	52,600
JB Hi-Fi Ltd.	5,712	192,891
Lendlease Corp. Ltd.	38,401	304,164
Link Administration Holdings Ltd.	24,953	66,848
Lynas Corp. Ltd.*	32,454	54,101
Macquarie Group Ltd.	18,416	1,581,886
Magellan Financial Group Ltd.	8,372	341,219
Medibank Pvt Ltd.	155,675	280,430
Metcash Ltd.	45,279	89,670
Mineral Resources Ltd.	9,297	166,281
Mirvac Group (REIT)	227,675	356,578
Monadelphous Group Ltd.	4,750	34,624
Nanosonics Ltd.*	15,681	64,577
National Australia Bank Ltd.	173,724	2,216,598
National Storage REIT (REIT)	38,604	50,278
Nearmap Ltd.*	25,271	43,563
Newcrest Mining Ltd.	46,226	1,041,892
NEXTDC Ltd.*	23,055	205,254
nib holdings Ltd.	30,366	89,027
Nine Entertainment Co. Holdings Ltd.	98,743	123,829
Northern Star Resources Ltd.	42,447	417,382
NRW Holdings Ltd.	17,572	25,658
Nufarm Ltd.*	16,854	46,901
Oil Search Ltd.	101,889	193,509
Orica Ltd.	395,913	4,386,999
Origin Energy Ltd.	98,850	305,664
Orora Ltd.	44,596	76,782
OZ Minerals Ltd.	13,173	134,047
Pendal Group Ltd.	11,799	46,317
Perenti Global Ltd.	40,631	33,474
Perpetual Ltd.	2,833	56,981
Platinum Asset Management Ltd.	15,920	35,143
PolyNovo Ltd.*	33,162	53,116
Premier Investments Ltd.(x)	5,965	88,075
Pro Medicus Ltd.	2,640	51,655
Qantas Airways Ltd.	74,370	216,684
QBE Insurance Group Ltd.	55,985	346,485
Qube Holdings Ltd.	97,003	174,889
Ramsay Health Care Ltd.	9,772	463,557
REA Group Ltd.	2,619	206,938
Regis Resources Ltd.	25,353	91,523
Resolute Mining Ltd.*	45,809	30,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Rio Tinto Ltd.	21,602	$1,462,535
Rio Tinto plc	79,044	4,769,367
Sandfire Resources Ltd.	5,890	17,273
Santos Ltd.	98,589	345,983
Saracen Mineral Holdings Ltd.(x)*	62,778	233,697
Scentre Group (REIT)	184,772	292,365
SEEK Ltd.	18,487	282,804
Service Stream Ltd.	19,735	29,062
Seven Group Holdings Ltd.(x)	6,490	83,569
Shopping Centres Australasia Property Group (REIT)	46,044	70,729
Silver Lake Resources Ltd.*	41,904	69,859
SmartGroup Corp. Ltd.	4,569	18,759
Sonic Healthcare Ltd.(x)	26,680	634,728
South32 Ltd.	252,690	370,518
Spark Infrastructure Group	92,555	136,160
St Barbara Ltd.	48,183	103,441
Star Entertainment Grp Ltd. (The)	38,212	84,062
Steadfast Group Ltd.	52,572	120,808
Stockland (REIT)	108,085	293,598
Suncorp Group Ltd.	62,857	381,839
Super Retail Group Ltd.	5,904	44,610
Sydney Airport	149,289	628,451
Tabcorp Holdings Ltd.	123,124	295,482
Technology One Ltd.	11,605	66,576
Telstra Corp. Ltd.	692,041	1,380,523
TPG Telecom Ltd.*	22,358	118,537
Transurban Group	151,762	1,538,023
Treasury Wine Estates Ltd.	40,211	258,008
United Malt Grp Ltd.*	10,251	30,572
Vicinity Centres (REIT)	187,457	185,235
Virgin Australia Holdings Ltd.(r)*	96,120	—
Viva Energy Group Ltd.(m)	50,797	58,452
Vocus Group Ltd.*	29,370	75,100
Washington H Soul Pattinson & Co. Ltd.(x)	5,554	93,741
Waypoint REIT Ltd. (REIT)	38,142	74,177
Webjet Ltd.(x)	12,238	34,306
Wesfarmers Ltd.	65,981	2,103,713
Western Areas Ltd.	12,682	18,681
Westpac Banking Corp.	199,862	2,411,545
Whitehaven Coal Ltd.(x)	43,181	32,434
WiseTech Global Ltd.	7,843	147,463
Woodside Petroleum Ltd.	54,845	692,742
Woolworths Group Ltd.	76,419	1,997,878
Worley Ltd.(x)	20,615	141,641

		88,506,174

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	118,698	6,407,033

Canada (0.6%)
Cenovus Energy, Inc.(x)	829,609	3,233,578
Open Text Corp.	61,600	2,603,618

		5,837,196

Chile (0.0%)
Antofagasta plc	21,789	287,282

China (1.0%)
Alibaba Group Holding Ltd.*	43,300	1,601,176
Alibaba Group Holding Ltd. (ADR)*	700	205,786
Baidu, Inc. (ADR)*	20,525	2,598,260
Prosus NV*	37,636	3,470,717
Trip.com Group Ltd. (ADR)*	60,300	1,877,742

		9,753,681

Finland (0.9%)
Kone OYJ, Class B	34,318	3,016,965
Nokia OYJ*	544,625	2,134,710
UPM-Kymmene OYJ	109,700	3,338,835

		8,490,510

France (12.1%)
Accor SA*	209,300	5,854,026
Air Liquide SA	41,191	6,536,325
Airbus SE*	53,782	3,903,754
AXA SA‡	199,572	3,684,166
BNP Paribas SA*	415,904	15,066,550
Bureau Veritas SA*	98,587	2,214,365
Danone SA	62,381	4,034,873
Engie SA*	179,089	2,393,610
EssilorLuxottica SA*	45,300	6,160,142
Kering SA	6,944	4,613,491
L’Oreal SA	21,198	6,897,875
LVMH Moet Hennessy Louis Vuitton SE	23,088	10,793,546
Pernod Ricard SA	16,943	2,703,935
Publicis Groupe SA(x)	168,854	5,471,979
Safran SA*	32,416	3,189,858
Sanofi	99,233	9,950,000
Schneider Electric SE	47,936	5,949,577
TOTAL SE(x)	230,799	7,924,032
Valeo SA	114,300	3,493,387
Vinci SA	48,794	4,069,950
Vivendi SA	82,980	2,312,834

		117,218,275

Germany (12.5%)
adidas AG*	16,232	5,253,702
Allianz SE (Registered)	68,111	13,064,958
BASF SE	79,900	4,865,448
Bayer AG (Registered)	181,063	11,316,562
Bayerische Motoren Werke AG	156,803	11,385,484
Continental AG	80,155	8,689,227
Daimler AG (Registered)	268,950	14,501,909
Deutsche Boerse AG	18,298	3,213,479
Deutsche Post AG (Registered)	85,482	3,898,077
Deutsche Telekom AG (Registered)	282,075	4,725,386
Fresenius Medical Care AG & Co. KGaA	29,000	2,448,699
Henkel AG & Co. KGaA	11,500	1,077,183
Henkel AG & Co. KGaA (Preference)(q)	12,400	1,298,416
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	12,187	3,094,271
SAP SE	95,189	14,823,156
Siemens AG (Registered)	65,099	8,231,489
Siemens Energy AG*	32,550	877,741
thyssenkrupp AG*	548,700	2,773,203
Volkswagen AG (Preference)(q)	17,489	2,814,654
Vonovia SE	43,447	2,985,614

		121,338,658

India (0.5%)
Axis Bank Ltd.*	778,900	4,521,373

Indonesia (0.2%)
Bank Mandiri Persero Tbk. PT	6,826,600	2,290,759

Ireland (1.2%)
CRH plc (Irish Stock Exchange)	57,971	2,086,969
CRH plc (London Stock Exchange)	75,661	2,732,206
Flutter Entertainment plc	8,147	1,283,072
Ryanair Holdings plc*	14,300	190,148
Ryanair Holdings plc (ADR)*	62,700	5,126,352
Smurfit Kappa Group plc	16,907	660,036

		12,078,783

Italy (2.2%)
Enel SpA	675,782	5,867,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Eni SpA	244,169	$1,910,097
Intesa Sanpaolo SpA	7,044,213	13,227,124

		21,005,139

Japan (16.4%)
77 Bank Ltd. (The)	200	3,093
A&A Material Corp.	200	2,037
A&D Co. Ltd.	1,200	7,427
ABC-Mart, Inc.	800	41,642
Achilles Corp.	1,000	16,704
Acom Co. Ltd.	14,000	60,654
Adastria Co. Ltd.	760	11,985
ADEKA Corp.(x)	3,100	44,618
Advan Co. Ltd.	1,400	17,533
Advanex, Inc.	200	2,707
Advantest Corp.(x)	5,300	257,426
Aeon Co. Ltd.	26,399	709,647
Aeon Delight Co. Ltd.	1,400	38,763
Aeon Fantasy Co. Ltd.(x)	400	6,239
AEON Financial Service Co. Ltd.	4,900	44,549
Aeon Hokkaido Corp.	900	7,487
Aeon Mall Co. Ltd.	3,160	44,420
AGC, Inc.	6,200	181,578
AGORA Hospitality Group Co. Ltd.*	5,000	1,386
Ai Holdings Corp.	2,100	38,665
Aica Kogyo Co. Ltd.	2,100	74,589
Aichi Bank Ltd. (The)	400	11,547
Aichi Corp.	2,100	17,537
Aichi Steel Corp.	600	14,848
Aichi Tokei Denki Co. Ltd.	100	4,335
Aida Engineering Ltd.	3,300	22,668
Aiful Corp.*	6,800	17,575
Aigan Co. Ltd.	900	1,992
Ain Holdings, Inc.	1,000	70,292
Aiphone Co. Ltd.	800	11,545
Air Water, Inc.	6,000	81,167
Airport Facilities Co. Ltd.	1,200	5,291
Airtech Japan Ltd.	300	4,011
Aisan Industry Co. Ltd.	1,500	6,682
Aisin Seiki Co. Ltd.	5,348	170,992
Ajinomoto Co., Inc.	15,400	316,587
Akebono Brake Industry Co. Ltd.*	5,700	7,988
Akita Bank Ltd. (The)	800	12,038
Alconix Corp.	800	11,574
Alfresa Holdings Corp.	8,000	175,009
Alleanza Holdings Co. Ltd.	111	1,829
Alpen Co. Ltd.	700	13,240
Alpha Corp.(x)	300	2,984
Alpha Systems, Inc.	360	12,444
Alps Alpine Co. Ltd.	6,032	81,276
Altech Co. Ltd.	500	1,262
Altech Corp.	1,100	21,461
Amada Co. Ltd.	8,500	79,666
Amano Corp.	1,800	41,925
Amuse, Inc.	600	13,815
ANA Holdings, Inc.(x)*	11,700	271,079
Anest Iwata Corp.	2,000	16,429
Anritsu Corp.(x)	5,000	114,293
AOI TYO Holdings, Inc.	500	1,988
AOKI Holdings, Inc.	2,200	11,017
Aomori Bank Ltd. (The)	900	21,399
Aoyama Trading Co. Ltd.	1,600	8,407
Aozora Bank Ltd.(x)	3,800	63,149
Arakawa Chemical Industries Ltd.	1,000	12,042
Araya Industrial Co. Ltd.	200	2,202
Arcland Sakamoto Co. Ltd.	1,400	28,751
Arcs Co. Ltd.	1,500	38,577
Argo Graphics, Inc.	800	27,482
Ariake Japan Co. Ltd.	600	40,673
Arisawa Manufacturing Co. Ltd.	2,000	18,421
Aruhi Corp.	2,100	36,852
As One Corp.	400	57,378
Asahi Co. Ltd.	500	8,774
Asahi Diamond Industrial Co. Ltd.	4,000	18,544
Asahi Group Holdings Ltd.	14,800	515,477
Asahi Intecc Co. Ltd.	7,100	223,026
Asahi Kasei Corp.	46,200	403,298
Asahi Kogyosha Co. Ltd.	200	5,857
Asahi Net, Inc.	1,000	9,059
ASAHI YUKIZAI Corp.	800	10,348
Asanuma Corp.	400	15,614
Ashimori Industry Co. Ltd.	300	2,542
Asics Corp.	5,500	76,991
ASKA Pharmaceutical Co. Ltd.	1,000	13,536
ASKUL Corp.	900	36,793
Astellas Pharma, Inc.	57,700	858,953
Atsugi Co. Ltd.	1,100	5,937
Autobacs Seven Co. Ltd.	100	1,299
Avantia Co. Ltd.	1,000	7,703
Avex, Inc.	2,300	21,467
Awa Bank Ltd. (The)(x)	2,000	49,360
Axell Corp.	400	3,389
Axial Retailing, Inc.	700	32,816
Azbil Corp.	4,600	172,024
Azuma Shipping Co. Ltd.	600	1,783
Bandai Namco Holdings, Inc.	7,300	533,259
Bando Chemical Industries Ltd.	2,000	11,387
Bank of Iwate Ltd. (The)	800	19,272
Bank of Kyoto Ltd. (The)(x)	2,400	115,945
Bank of Nagoya Ltd. (The)	1,099	26,704
Bank of Okinawa Ltd. (The)	1,080	32,268
Bank of Saga Ltd. (The)	700	8,706
Bank of the Ryukyus Ltd.	2,500	21,689
BayCurrent Consulting, Inc.	500	69,851
Belc Co. Ltd.	600	44,293
Belluna Co. Ltd.	3,000	27,201
Benefit One, Inc.	1,700	42,911
Benesse Holdings, Inc.	2,400	61,624
Bic Camera, Inc.(x)	3,000	33,270
BML, Inc.(x)	1,400	42,148
Bookoff Group Holdings Ltd.	700	5,996
BP Castrol KK	500	5,833
Bridgestone Corp.	18,100	571,720
Brother Industries Ltd.	8,200	130,239
Bunka Shutter Co. Ltd.(x)	3,000	23,789
CAC Holdings Corp.	700	9,342
Calbee, Inc.	3,500	115,383
Can Do Co. Ltd.	1,000	20,624
Canare Electric Co. Ltd.	100	1,695
Canon Electronics, Inc.	1,100	15,387
Canon Marketing Japan, Inc.	2,300	46,031
Canon, Inc.	36,800	610,802
Capcom Co. Ltd.	3,200	178,959
Carlit Holdings Co. Ltd.	1,000	5,287
Casio Computer Co. Ltd.(x)	5,700	92,031
Cawachi Ltd.	800	22,214
Central Glass Co. Ltd.(x)	1,100	22,802
Central Japan Railway Co.	5,600	803,415
Central Security Patrols Co. Ltd.	500	16,911
Central Sports Co. Ltd.(x)	400	9,071
Change, Inc.*	1,600	128,958
Chiba Bank Ltd. (The)	25,000	137,963
Chiba Kogyo Bank Ltd. (The)	2,300	5,451
Chilled & Frozen Logistics Holdings Co. Ltd.	400	6,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Chino Corp.	400	$5,327
Chiyoda Co. Ltd.	1,600	14,926
Chiyoda Integre Co. Ltd.	400	6,220
Chofu Seisakusho Co. Ltd.	1,200	25,071
Chori Co. Ltd.	800	12,270
Chubu Electric Power Co., Inc.	21,600	262,727
Chubu Shiryo Co. Ltd.	1,200	20,220
Chudenko Corp.	700	15,269
Chuetsu Pulp & Paper Co. Ltd.	400	5,803
Chugai Pharmaceutical Co. Ltd.	21,000	942,356
Chugai Ro Co. Ltd.	400	5,777
Chugoku Bank Ltd. (The)	4,800	46,033
Chugoku Electric Power Co., Inc. (The)(x)	8,100	101,412
Chugoku Marine Paints Ltd.	3,000	28,354
Chukyo Bank Ltd. (The)(x)	500	10,059
Chuo Spring Co. Ltd.	100	3,005
CI Takiron Corp.	3,000	19,909
Citizen Watch Co. Ltd.	2,700	7,571
CKD Corp.	1,400	22,813
Cleanup Corp.	1,200	5,852
CMIC Holdings Co. Ltd.	400	5,131
CMK Corp.	2,400	11,024
Coca-Cola Bottlers Japan Holdings, Inc.	4,873	81,567
cocokara fine, Inc.	600	38,798
COLOPL, Inc.	1,700	14,535
Colowide Co. Ltd.(x)	2,100	35,734
Computer Engineering & Consulting Ltd.	1,600	24,737
Computer Institute of Japan Ltd.	1,200	10,647
COMSYS Holdings Corp.(x)	3,814	106,171
Concordia Financial Group Ltd.	42,446	147,960
CONEXIO Corp.	1,000	11,199
Core Corp.	400	5,378
Corona Corp.	500	4,694
Cosel Co. Ltd.	1,800	18,395
Cosmo Energy Holdings Co. Ltd.	1,500	21,467
Cosmos Pharmaceutical Corp.	600	104,369
Create Medic Co. Ltd.	300	3,111
Create Restaurants Holdings, Inc.(x)	3,900	22,438
Create SD Holdings Co. Ltd.	1,500	52,575
Credit Saison Co. Ltd.	4,700	49,882
Cresco Ltd.	600	7,836
CTI Engineering Co. Ltd.	700	13,486
CyberAgent, Inc.	4,600	284,485
Cybernet Systems Co. Ltd.	1,000	8,420
Cybozu, Inc.	2,000	63,504
Dai Nippon Printing Co. Ltd.	9,100	184,323
Dai Nippon Toryo Co. Ltd.	1,400	13,245
Daibiru Corp.	3,600	41,804
Daicel Corp.	8,200	59,097
Dai-Dan Co. Ltd.	500	13,173
Daido Kogyo Co. Ltd.	400	2,407
Daido Metal Co. Ltd.	1,000	4,852
Daido Steel Co. Ltd.	1,200	37,339
Daidoh Ltd.	1,600	3,090
Daifuku Co. Ltd.	3,600	362,340
Daihen Corp.	1,200	48,587
Daiho Corp.	800	22,805
Daiichi Jitsugyo Co. Ltd.	400	14,044
Dai-ichi Life Holdings, Inc.	38,500	543,362
Daiichi Sankyo Co. Ltd.	58,800	1,806,837
Daiichikosho Co. Ltd.	900	28,966
Daiken Corp.	1,000	17,484
Daiken Medical Co. Ltd.	400	2,073
Daiki Aluminium Industry Co. Ltd.	2,000	10,643
Daikin Industries Ltd.	8,600	1,585,759
Daikoku Denki Co. Ltd.	500	4,808
Dainichi Co. Ltd.	600	4,445
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,140
Daio Paper Corp.	2,800	39,936
Daiohs Corp.	200	1,881
Daiseki Co. Ltd.	1,900	47,366
Daishi Hokuetsu Financial Group, Inc.	1,050	21,749
Daisue Construction Co. Ltd.	400	3,572
Daisyo Corp.(x)	600	7,148
Daito Bank Ltd. (The)	700	4,530
Daito Trust Construction Co. Ltd.(x)	2,600	230,519
Daitobo Co. Ltd.*	1,000	1,045
Daitron Co. Ltd.	500	7,291
Daiwa House Industry Co. Ltd.	21,100	542,132
Daiwa Industries Ltd.	1,000	9,010
Daiwa Securities Group, Inc.(x)	51,000	214,058
Daiwabo Holdings Co. Ltd.	610	39,390
Danto Holdings Corp.(x)*	1,000	5,945
DCM Holdings Co. Ltd.	5,800	80,311
DeNA Co. Ltd.	4,000	73,825
Denka Co. Ltd.	2,600	79,133
Denso Corp.	15,100	661,419
Dentsu Group, Inc.	6,700	197,965
Denyo Co. Ltd.	1,100	25,669
Descente Ltd.(x)*	2,900	47,315
DIC Corp.	2,699	67,430
Digital Arts, Inc.(x)	400	32,801
Digital Garage, Inc.	1,700	57,827
Dijet Industrial Co. Ltd.	100	1,401
Dip Corp.	1,200	24,658
Disco Corp.	900	218,992
DKK Co. Ltd.	600	14,912
DKS Co. Ltd.	400	16,252
DMG Mori Co. Ltd.	3,900	54,133
Doshisha Co. Ltd.	1,000	20,093
Doutor Nichires Holdings Co. Ltd.	2,100	31,951
Dowa Holdings Co. Ltd.	1,800	52,918
DTS Corp.	2,200	46,775
Duskin Co. Ltd.	100	2,728
DyDo Group Holdings, Inc.	500	25,355
Dynic Corp.	400	3,328
Eagle Industry Co. Ltd.	1,000	7,540
Earth Corp.	100	7,445
East Japan Railway Co.	11,800	727,091
Ebara Corp.	3,400	91,846
Ebara Jitsugyo Co. Ltd.	300	8,891
Echo Trading Co. Ltd.	300	1,857
Econach Holdings Co. Ltd.*	1,500	1,413
Eco’s Co. Ltd.	400	8,604
EDION Corp.	4,400	46,032
eGuarantee, Inc.	1,600	36,420
Ehime Bank Ltd. (The)	1,400	15,750
Eiken Chemical Co. Ltd.	2,000	40,387
Eisai Co. Ltd.	8,200	748,258
Eizo Corp.	1,000	38,933
Elecom Co. Ltd.	700	34,443
Electric Power Development Co. Ltd.	5,600	86,417
Elematec Corp.	1,800	16,965
ENEOS Holdings, Inc.	110,550	394,768
en-japan, Inc.	1,100	27,717
Enplas Corp.	600	12,791
Enshu Ltd.	200	1,883
EPS Holdings, Inc.	2,000	19,780
eRex Co. Ltd.	1,900	19,827

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Eslead Corp.	500	$6,436
ESPEC Corp.	1,200	21,344
euglena Co. Ltd.*	3,600	30,206
Exedy Corp.	1,500	19,517
Ezaki Glico Co. Ltd.	2,000	89,561
Faith, Inc.	400	3,824
FALCO HOLDINGS Co. Ltd.	600	8,907
Fancl Corp.	2,800	91,560
FANUC Corp.	6,600	1,266,125
Fast Retailing Co. Ltd.	900	564,713
FCC Co. Ltd.(x)	1,800	33,151
Feed One Co. Ltd.	1,504	13,324
Felissimo Corp.	300	3,300
FIDEA Holdings Co. Ltd.	7,000	7,322
Financial Products Group Co. Ltd.(x)	1,800	9,139
First Baking Co. Ltd.*	100	945
Foster Electric Co. Ltd.	1,100	11,813
FP Corp.	800	33,685
France Bed Holdings Co. Ltd.	1,600	13,429
F-Tech, Inc.	400	1,912
Fudo Tetra Corp.	980	14,192
Fuji Co. Ltd.	1,300	23,407
Fuji Corp.	1,700	33,661
Fuji Corp. Ltd.	1,200	6,108
Fuji Electric Co. Ltd.	4,200	132,700
Fuji Kosan Co. Ltd.	400	2,729
Fuji Kyuko Co. Ltd.	1,500	56,126
Fuji Media Holdings, Inc.	7,700	74,320
Fuji Oil Co. Ltd.*	3,300	5,589
Fuji Oil Holdings, Inc.(x)	1,600	50,555
Fuji Seal International, Inc.	2,400	46,268
Fuji Soft, Inc.	1,600	82,288
Fujibo Holdings, Inc.	500	17,423
Fujicco Co. Ltd.	1,000	19,786
FUJIFILM Holdings Corp.	13,170	648,959
Fujikura Composites, Inc.	800	2,815
Fujikura Kasei Co. Ltd.	1,600	7,889
Fujikura Ltd.	8,400	23,241
Fujimi, Inc.	1,100	38,404
Fujimori Kogyo Co. Ltd.	900	37,142
Fujita Kanko, Inc.	300	4,475
Fujitec Co. Ltd.	3,000	64,126
Fujitsu General Ltd.	2,000	57,990
Fujitsu Ltd.	6,700	917,434
Fujiya Co. Ltd.	700	16,005
FuKoKu Co. Ltd.	500	3,346
Fukuda Corp.	200	9,718
Fukui Bank Ltd. (The)	1,000	16,853
Fukui Computer Holdings, Inc.	400	11,711
Fukuoka Financial Group, Inc.	6,384	107,481
Fukushima Bank Ltd. (The)(x)	1,500	3,490
Fukushima Galilei Co. Ltd.	600	22,384
Fukuyama Transporting Co. Ltd.	1,600	78,118
FULLCAST Holdings Co. Ltd.	1,000	16,332
Funai Electric Co. Ltd.*	1,100	4,958
Funai Soken Holdings, Inc.	2,340	55,191
Furukawa Co. Ltd.	2,100	22,688
Furukawa Electric Co. Ltd.	2,300	54,705
Furusato Industries Ltd.	700	9,868
Fuso Pharmaceutical Industries Ltd.	400	11,051
Futaba Corp.	2,100	18,746
Futaba Industrial Co. Ltd.	3,500	17,794
Future Corp.	1,000	20,742
Fuyo General Lease Co. Ltd.(x)	600	37,175
G-7 Holdings, Inc.	600	14,627
Gakken Holdings Co. Ltd.	2,000	30,883
Gakujo Co. Ltd.	400	4,238
Gecoss Corp.	800	7,136
Genki Sushi Co. Ltd.(x)	300	6,789
Geo Holdings Corp.	2,000	31,699
GLOBERIDE, Inc.	500	14,727
Glory Ltd.	2,100	46,881
GMO internet, Inc.(x)	3,400	88,879
GMO Payment Gateway, Inc.	1,500	161,315
Godo Steel Ltd.	700	13,418
Goldcrest Co. Ltd.	1,100	14,396
Goldwin, Inc.	1,200	95,225
Gree, Inc.	5,100	24,919
GS Yuasa Corp.	2,800	48,342
GSI Creos Corp.	300	5,034
Gun-Ei Chemical Industry Co. Ltd.	300	7,961
Gunma Bank Ltd. (The)	14,200	47,358
Gunze Ltd.	800	29,875
Gurunavi, Inc.	2,000	13,770
H2O Retailing Corp.	4,760	30,996
Hachijuni Bank Ltd. (The)	10,000	39,342
Hakudo Co. Ltd.	400	5,114
Hakuhodo DY Holdings, Inc.	10,600	136,981
Hakuto Co. Ltd.	700	7,490
Hakuyosha Co. Ltd.	100	2,554
Hamakyorex Co. Ltd.	600	18,186
Hamamatsu Photonics KK	4,600	231,782
Hankyu Hanshin Holdings, Inc.	8,400	270,225
Hanwa Co. Ltd.	2,200	43,925
Happinet Corp.	600	8,068
Hard Off Corp. Co. Ltd.	500	3,353
Harima Chemicals Group, Inc.	1,100	11,569
Haruyama Holdings, Inc.	500	3,590
Haseko Corp.	8,100	106,506
Hayashikane Sangyo Co. Ltd.	400	2,292
Hazama Ando Corp.	7,520	51,957
Heiwa Corp.	1,820	29,941
Heiwa Real Estate Co. Ltd.	1,800	49,671
Heiwado Co. Ltd.	2,400	51,714
Helios Techno Holding Co. Ltd.	1,100	3,781
Hibiya Engineering Ltd.	1,800	30,676
Hiday Hidaka Corp.	1,640	29,842
Hikari Tsushin, Inc.	700	166,811
Hino Motors Ltd.	10,700	69,344
Hioki EE Corp.	500	19,679
Hirakawa Hewtech Corp.	400	3,927
Hirose Electric Co. Ltd.	1,023	131,713
Hiroshima Bank Ltd. (The)(r)	10,000	58,029
HIS Co. Ltd.(x)	1,100	19,456
Hisaka Works Ltd.	1,000	8,505
Hisamitsu Pharmaceutical Co., Inc.	1,900	97,001
Hitachi Capital Corp.	1,200	28,204
Hitachi Construction Machinery Co. Ltd.(x)	2,700	97,777
Hitachi Ltd.	32,728	1,105,869
Hitachi Metals Ltd.	7,100	109,144
Hitachi Transport System Ltd.	2,100	66,677
Hitachi Zosen Corp.	5,100	21,545
Hochiki Corp.	1,000	12,204
Hodogaya Chemical Co. Ltd.	200	9,161
Hogy Medical Co. Ltd.	1,200	41,311
Hokkaido Electric Power Co., Inc.	7,100	30,340
Hokkaido Gas Co. Ltd.	400	5,869
Hokkan Holdings Ltd.	600	8,229
Hokko Chemical Industry Co. Ltd.	1,000	6,764
Hokkoku Bank Ltd. (The)	1,400	41,139
Hokuetsu Corp.	8,000	27,473
Hokuhoku Financial Group, Inc.	2,900	29,213
Hokuriku Electric Industry Co. Ltd.	400	3,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuriku Electric Power Co.(x)	7,800	$58,557
Hokushin Co. Ltd.	800	907
Hokuto Corp.	1,400	29,843
Honda Motor Co. Ltd.	52,700	1,243,405
Honeys Holdings Co. Ltd.	1,080	10,530
Hoosiers Holdings	2,000	12,541
Horiba Ltd.	1,400	73,166
Hoshizaki Corp.	2,000	159,500
Hosiden Corp.	3,000	27,042
Hosokawa Micron Corp.(x)	400	20,750
House Do Co. Ltd.	3,300	35,854
House Foods Group, Inc.	2,500	88,958
House of Rose Co. Ltd.	100	1,577
Howa Machinery Ltd.	600	4,891
Hoya Corp.	13,600	1,532,987
Hulic Co. Ltd.	14,800	138,816
Hurxley Corp.	300	2,835
Hyakugo Bank Ltd. (The)(x)	11,000	34,434
Hyakujushi Bank Ltd. (The)	1,400	23,712
Ibiden Co. Ltd.	4,300	145,605
Ichibanya Co. Ltd.	800	42,748
Ichigo, Inc.	10,100	29,396
Ichiken Co. Ltd.	200	3,186
Ichikoh Industries Ltd.	2,000	8,759
Ichinen Holdings Co. Ltd.	1,300	15,575
Ichiyoshi Securities Co. Ltd.	2,700	12,069
Icom, Inc.	600	15,677
Idec Corp.(x)	1,400	25,407
Idemitsu Kosan Co. Ltd.(x)	7,642	162,817
IDOM, Inc.	3,300	19,875
IHI Corp.	4,600	61,462
Iida Group Holdings Co. Ltd.	5,976	120,825
Iino Kaiun Kaisha Ltd.	5,900	21,001
Ikegami Tsushinki Co. Ltd.	300	2,468
Imasen Electric Industrial	800	5,209
Impress Holdings, Inc.	1,000	1,731
Inaba Denki Sangyo Co. Ltd.	200	5,013
Inaba Seisakusho Co. Ltd.	600	7,792
Inabata & Co. Ltd.	3,200	40,666
Inageya Co. Ltd.	1,000	18,782
Ines Corp.	1,600	24,775
I-Net Corp.	550	8,747
Infocom Corp.	1,100	42,414
Infomart Corp.	6,800	60,288
Information Services International- Dentsu Ltd.	700	44,123
Inpex Corp.	38,500	205,964
Intage Holdings, Inc.	1,200	11,348
Internet Initiative Japan, Inc.	700	31,520
Inui Global Logistics Co. Ltd.	490	4,075
I’rom Group Co. Ltd.	300	5,774
Iseki & Co. Ltd.	1,300	17,485
Isetan Mitsukoshi Holdings Ltd.(x)	10,500	55,694
Ishihara Sangyo Kaisha Ltd.	2,100	14,429
Ishii Iron Works Co. Ltd.	100	2,709
Ishikawa Seisakusho Ltd.*	200	3,414
Ishizuka Glass Co. Ltd.	100	1,911
Isuzu Motors Ltd.	20,500	179,593
Itfor, Inc.	1,300	11,209
Ito En Ltd.	2,100	149,824
ITOCHU Corp.(x)	45,300	1,158,356
Itochu Enex Co. Ltd.	2,700	24,820
Itochu Techno-Solutions Corp.	3,000	114,173
Itochu-Shokuhin Co. Ltd.	300	16,095
Itoham Yonekyu Holdings, Inc.	7,370	52,786
Itoki Corp.	2,600	8,945
IwaiCosmo Holdings, Inc.	1,100	13,440
Iwaki & Co. Ltd.	1,000	4,837
Iwasaki Electric Co. Ltd.	400	5,480
Iwatani Corp.	600	22,482
Iwatsu Electric Co. Ltd.*	500	4,034
Iyo Bank Ltd. (The)	9,100	60,294
Izumi Co. Ltd.	1,700	61,952
Izutsuya Co. Ltd.*	600	998
J Front Retailing Co. Ltd.	9,500	68,677
Jaccs Co. Ltd.	1,600	25,927
JAFCO Group Co. Ltd.	1,600	67,398
Jalux, Inc.	300	4,435
Janome Sewing Machine Co. Ltd.	1,200	6,993
Japan Airlines Co. Ltd.	11,400	214,006
Japan Airport Terminal Co. Ltd.	2,100	92,654
Japan Asia Investment Co. Ltd.*	800	1,775
Japan Aviation Electronics Industry Ltd.	2,000	27,554
Japan Cash Machine Co. Ltd.	1,100	6,193
Japan Communications, Inc.(x)*	17,400	36,817
Japan Display, Inc.(x)*	17,300	8,941
Japan Electronic Materials Corp.	500	9,146
Japan Elevator Service Holdings Co. Ltd.	1,000	34,868
Japan Exchange Group, Inc.	19,300	540,101
Japan Foods Co. Ltd.	100	1,235
Japan Foundation Engineering Co. Ltd.	1,700	7,682
Japan Lifeline Co. Ltd.	1,800	23,919
Japan Material Co. Ltd.	1,900	26,557
Japan Medical Dynamic Marketing, Inc.	1,000	20,572
Japan Oil Transportation Co. Ltd.	100	2,563
Japan Petroleum Exploration Co. Ltd.	600	9,326
Japan Post Bank Co. Ltd.	18,500	144,492
Japan Post Holdings Co. Ltd.	53,300	363,556
Japan Post Insurance Co. Ltd.	2,200	34,615
Japan Pulp & Paper Co. Ltd.	600	21,329
Japan Securities Finance Co. Ltd.	5,546	26,940
Japan Steel Works Ltd. (The)	1,700	29,853
Japan Tobacco, Inc.	37,900	692,084
Japan Transcity Corp.	2,000	11,097
Japan Wool Textile Co. Ltd. (The)	4,000	38,601
Jastec Co. Ltd.	700	9,365
JBCC Holdings, Inc.	1,000	16,211
JCR Pharmaceuticals Co. Ltd.	1,200	35,366
JCU Corp.(x)	800	26,470
Jeans Mate Corp.(x)*	300	624
Jeol Ltd.	2,000	69,637
JFE Holdings, Inc.	16,744	117,106
JGC Holdings Corp.	6,600	68,553
JINS Holdings, Inc.	500	39,355
JK Holdings Co. Ltd.	1,100	9,137
JMS Co. Ltd.	500	4,348
Joban Kosan Co. Ltd.	300	4,340
J-Oil Mills, Inc.	500	18,778
Joshin Denki Co. Ltd.	1,000	24,913
JSP Corp.	800	12,280
JSR Corp.	6,200	147,056
JTEKT Corp.	7,500	58,778
Juki Corp.	1,400	6,060
Juroku Bank Ltd. (The)	1,500	28,576
Justsystems Corp.	900	63,738
JVCKenwood Corp.	5,800	8,069
K&O Energy Group, Inc.	500	7,124
Kadokawa Corp.	1,484	39,253
Kaga Electronics Co. Ltd.	1,200	25,527
Kagome Co. Ltd.	2,200	76,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kajima Corp.(x)	17,400	$208,405
Kakaku.com, Inc.	5,200	137,473
Kaken Pharmaceutical Co. Ltd.	1,800	82,652
Kamei Corp.	1,000	10,391
Kamigumi Co. Ltd.	1,800	35,439
Kanaden Corp.	1,000	14,204
Kanagawa Chuo Kotsu Co. Ltd.	200	7,594
Kanamoto Co. Ltd.	1,000	22,760
Kandenko Co. Ltd.	2,900	23,698
Kaneka Corp.(x)	1,600	44,924
Kanematsu Corp.(x)	2,500	30,608
Kanematsu Electronics Ltd.	700	28,356
Kanematsu Sustech Corp.	100	1,523
Kansai Electric Power Co., Inc. (The)	27,800	269,481
Kansai Mirai Financial Group, Inc.	5,564	22,848
Kansai Paint Co. Ltd.	7,800	193,738
Kanto Denka Kogyo Co. Ltd.	2,000	13,760
Kao Corp.	16,400	1,230,658
Kappa Create Co. Ltd.(x)*	1,800	26,864
Kasai Kogyo Co. Ltd.	1,000	3,370
Katakura & Co-op Agri Corp.	55	678
Katakura Industries Co. Ltd.	1,400	16,393
Kato Sangyo Co. Ltd.	1,700	60,960
Kato Works Co. Ltd.	400	4,260
KAWADA TECHNOLOGIES, Inc.	200	9,207
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,390
Kawasaki Heavy Industries Ltd.	5,200	70,375
Kawasaki Kisen Kaisha Ltd.(x)*	1,999	22,305
KDDI Corp.(x)	50,500	1,277,446
Keihan Holdings Co. Ltd.	3,200	132,713
Keihanshin Building Co. Ltd.	1,400	22,724
Keihin Co. Ltd.	200	2,686
Keihin Corp.*	2,500	61,448
Keikyu Corp.(x)	8,400	129,024
Keio Corp.	3,600	222,617
Keisei Electric Railway Co. Ltd.	4,700	132,871
Keiyo Bank Ltd. (The)	2,500	11,563
Keiyo Co. Ltd.(x)	2,200	18,462
Kenedix, Inc.	9,400	49,575
Kewpie Corp.	5,100	105,019
Key Coffee, Inc.	1,200	25,270
Keyence Corp.	6,160	2,870,823
KH Neochem Co. Ltd.	1,500	35,221
Kikkoman Corp.	5,000	277,469
Kimoto Co. Ltd.	2,200	3,555
Kimura Chemical Plants Co. Ltd.	1,100	4,453
Kimura Unity Co. Ltd.	200	2,059
Kinden Corp.(x)	5,000	88,127
King Jim Co. Ltd.	1,000	8,592
Kinki Sharyo Co. Ltd. (The)*	100	1,302
Kintetsu Department Store Co. Ltd.	100	3,100
Kintetsu Group Holdings Co. Ltd.	6,600	281,553
Kintetsu World Express, Inc.	2,200	46,629
Kirin Holdings Co. Ltd.	28,600	537,166
Kirindo Holdings Co. Ltd.	500	16,785
Kisoji Co. Ltd.	1,400	33,853
Kissei Pharmaceutical Co. Ltd.	1,200	27,091
Kitagawa Corp.	500	6,917
Kita-Nippon Bank Ltd. (The)	300	5,866
Kitano Construction Corp.	300	7,880
Kitazawa Sangyo Co. Ltd.	1,000	2,778
Kitz Corp.	5,100	28,981
Kiyo Bank Ltd. (The)	1,900	29,404
KNT-CT Holdings Co. Ltd.(x)*	400	4,246
Koa Corp.	1,500	16,179
Koatsu Gas Kogyo Co. Ltd.	1,000	7,987
Kobayashi Pharmaceutical Co. Ltd.	1,900	183,914
Kobayashi Yoko Co. Ltd.	300	771
Kobe Bussan Co. Ltd.	3,000	164,949
Kobe Steel Ltd.*	12,900	49,119
Koei Tecmo Holdings Co. Ltd.	1,356	65,425
Kohnan Shoji Co. Ltd.	1,100	42,816
Kohsoku Corp.(x)	700	11,397
Koito Manufacturing Co. Ltd.	4,200	214,117
Kojima Co. Ltd.(x)	1,500	7,855
Kokuyo Co. Ltd.	3,400	42,685
KOMAIHALTEC, Inc.	200	3,070
Komatsu Ltd.	207,990	4,578,821
Komatsu Matere Co. Ltd.	2,000	16,976
Komatsu Wall Industry Co. Ltd.	400	6,834
Komeri Co. Ltd.	1,600	50,541
Komori Corp.	3,400	23,830
Konaka Co. Ltd.	1,400	3,827
Konami Holdings Corp.(x)	2,800	121,367
Konica Minolta, Inc.	16,600	46,906
Konishi Co. Ltd.	2,000	29,399
Kosaido Co. Ltd.(x)*	900	5,697
Kose Corp.	1,300	158,951
Kosei Securities Co. Ltd. (The)	200	1,287
Kotobuki Spirits Co. Ltd.	800	41,129
Kourakuen Holdings Corp.	700	12,319
Krosaki Harima Corp.	200	5,692
KRS Corp.	300	4,530
K’s Holdings Corp.	6,800	91,809
Kubota Corp.	37,500	670,832
Kumagai Gumi Co. Ltd.	1,000	25,727
Kumiai Chemical Industry Co. Ltd.	5,140	51,778
Kura Sushi, Inc.	600	32,632
Kurabo Industries Ltd.	1,200	21,981
Kuraray Co. Ltd.	11,900	115,571
Kuraudia Holdings Co. Ltd.	200	601
Kureha Corp.(x)	800	34,685
Kurimoto Ltd.	600	10,892
Kurita Water Industries Ltd.	3,500	115,515
Kusuri no Aoki Holdings Co. Ltd.	800	65,265
KYB Corp.*	700	14,490
Kyocera Corp.	9,800	559,952
Kyodo Printing Co. Ltd.	300	7,514
Kyoei Sangyo Co. Ltd.	100	1,358
Kyoei Steel Ltd.	1,300	16,692
Kyoei Tanker Co. Ltd.	200	1,467
Kyokuto Boeki Kaisha Ltd.	200	2,848
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	30,578
Kyokuto Securities Co. Ltd.	1,600	9,255
Kyokuyo Co. Ltd.	500	13,300
KYORIN Holdings, Inc.	3,000	60,808
Kyoritsu Maintenance Co. Ltd.(x)	1,200	44,637
Kyoritsu Printing Co. Ltd.	1,000	1,320
Kyosan Electric Manufacturing Co. Ltd.	2,000	9,199
Kyoto Kimono Yuzen Co. Ltd.	700	1,623
Kyowa Electronic Instruments Co. Ltd.	1,000	4,184
Kyowa Exeo Corp.	3,058	79,801
Kyowa Kirin Co. Ltd.	6,800	193,147
Kyowa Leather Cloth Co. Ltd.	700	4,325
Kyudenko Corp.	2,000	57,729
Kyushu Electric Power Co., Inc.(x)	13,800	125,347
Kyushu Financial Group, Inc.(x)	16,770	78,738
Kyushu Railway Co.	5,600	119,630
Land Business Co. Ltd.	1,000	3,480
LAND Co. Ltd.*	1,300	122
Lasertec Corp.	3,200	264,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lawson, Inc.	1,600	$76,225
LEC, Inc.	1,200	19,237
Leopalace21 Corp.*	7,300	13,269
Life Corp.	700	32,424
LINE Corp.*	2,100	106,970
Lintec Corp.	900	20,950
Lion Corp.	10,000	205,657
LIXIL Group Corp.	10,040	201,869
Look Holdings, Inc.	400	3,146
M3, Inc.	14,900	925,169
Mabuchi Motor Co. Ltd.	1,600	61,954
Macnica Fuji Electronics Holdings, Inc.	1,850	33,902
Maeda Corp.	8,000	58,392
Maeda Road Construction Co. Ltd.	2,300	42,033
Maezawa Industries, Inc.	900	4,243
Maezawa Kasei Industries Co. Ltd.	900	8,348
Maezawa Kyuso Industries Co. Ltd.	400	8,740
Makino Milling Machine Co. Ltd.	1,200	42,088
Makita Corp.	8,900	424,506
Mandom Corp.	1,400	23,518
Mani, Inc.	3,300	89,975
Marche Corp.(x)	300	1,641
Mars Group Holdings Corp.	600	10,118
Marubeni Construction Material Lease Co. Ltd.	100	1,695
Marubeni Corp.(x)	64,400	365,379
Marubun Corp.	900	4,528
Marudai Food Co. Ltd.	1,200	19,837
Maruha Nichiro Corp.	1,300	29,847
Marui Group Co. Ltd.(x)	6,700	128,526
Maruichi Steel Tube Ltd.(x)	1,600	40,015
Maruka Corp.	400	8,668
Marusan Securities Co. Ltd.	3,900	16,699
Maruwa Co. Ltd.(x)	300	27,798
Maruwa Unyu Kikan Co. Ltd.	1,000	39,527
Maruwn Corp.	600	1,561
Maruyama Manufacturing Co., Inc.	200	2,661
Maruzen CHI Holdings Co. Ltd.	600	2,170
Maruzen Showa Unyu Co. Ltd.	800	27,280
Matsuda Sangyo Co. Ltd.	800	11,777
Matsui Construction Co. Ltd.	1,000	6,869
Matsui Securities Co. Ltd.	1,000	9,002
Matsumotokiyoshi Holdings Co. Ltd.	2,800	102,148
Matsuya Co. Ltd.(x)	2,200	15,722
Matsuyafoods Holdings Co. Ltd.	500	17,349
Max Co. Ltd.	2,000	29,984
Mazda Motor Corp.	22,000	128,644
Mebuki Financial Group, Inc.	32,760	74,329
MEC Co. Ltd.	800	14,962
Medical System Network Co. Ltd.	400	1,760
Medipal Holdings Corp.	7,600	152,181
Megachips Corp.	1,100	30,141
Megmilk Snow Brand Co. Ltd.	2,700	65,342
Meidensha Corp.	800	12,287
Meiji Holdings Co. Ltd.	4,800	366,738
Meiji Shipping Co. Ltd.	1,100	4,056
Meiko Network Japan Co. Ltd.	900	6,283
Meitec Corp.(x)	1,000	50,963
Meito Sangyo Co. Ltd.	600	8,883
Meiwa Corp.	900	3,812
Meiwa Estate Co. Ltd.	700	3,345
Melco Holdings, Inc.	600	13,627
Menicon Co. Ltd.	700	46,584
Michinoku Bank Ltd. (The)	600	7,700
Milbon Co. Ltd.	840	44,860
Mimasu Semiconductor Industry Co. Ltd.	1,000	22,990
Minebea Mitsumi, Inc.	13,137	247,860
Ministop Co. Ltd.(x)	900	12,636
Miraca Holdings, Inc.(x)	2,600	69,559
Mirait Holdings Corp.(x)	3,600	54,940
MISUMI Group, Inc.	8,300	231,980
Mitachi Co. Ltd.	200	1,196
Mito Securities Co. Ltd.(x)	3,000	6,059
Mitsuba Corp.*	2,000	6,977
Mitsubishi Chemical Holdings Corp.	44,220	255,312
Mitsubishi Corp.	46,010	1,100,715
Mitsubishi Electric Corp.	67,200	907,253
Mitsubishi Estate Co. Ltd.	47,700	720,941
Mitsubishi Gas Chemical Co., Inc.	6,500	120,591
Mitsubishi Heavy Industries Ltd.	11,500	255,429
Mitsubishi Kakoki Kaisha Ltd.	300	5,386
Mitsubishi Logisnext Co. Ltd.	1,000	9,059
Mitsubishi Logistics Corp.	3,000	84,987
Mitsubishi Materials Corp.	4,100	80,946
Mitsubishi Motors Corp.	26,200	57,833
Mitsubishi Paper Mills Ltd.	1,800	5,953
Mitsubishi Pencil Co. Ltd.	2,000	26,034
Mitsubishi Research Institute, Inc.	400	16,858
Mitsubishi Shokuhin Co. Ltd.	1,100	28,976
Mitsubishi Steel Manufacturing Co. Ltd.(x)	700	3,827
Mitsubishi UFJ Financial Group, Inc.	452,200	1,794,520
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,700	91,115
Mitsuboshi Belting Ltd.	1,500	24,285
Mitsui & Co. Ltd.	54,400	934,443
Mitsui Chemicals, Inc.	5,331	128,961
Mitsui E&S Holdings Co. Ltd.*	3,400	12,243
Mitsui Fudosan Co. Ltd.	33,900	590,462
Mitsui High-Tec, Inc.	1,400	28,009
Mitsui Matsushima Holdings Co. Ltd.	800	5,633
Mitsui Mining & Smelting Co. Ltd.	1,600	38,888
Mitsui OSK Lines Ltd.	4,100	80,580
Mitsui Sugar Co. Ltd.	1,000	18,607
Mitsui-Soko Holdings Co. Ltd.	1,000	17,425
Mitsumura Printing Co. Ltd.	100	1,735
Mitsuuroko Group Holdings Co. Ltd.	1,900	24,452
Miura Co. Ltd.	3,000	146,691
Miyaji Engineering Group, Inc.	400	6,264
Miyakoshi Holdings, Inc.*	300	2,076
Miyazaki Bank Ltd. (The)	800	18,276
Miyoshi Oil & Fat Co. Ltd.	400	4,493
Mizuho Financial Group, Inc.(x)	87,138	1,088,488
Mizuho Leasing Co. Ltd.(x)	1,700	43,727
Mizuno Corp.	1,200	21,654
Mochida Pharmaceutical Co. Ltd.	1,000	39,524
Modec, Inc.	1,000	15,571
Monex Group, Inc.	7,000	17,669
MonotaRO Co. Ltd.	4,900	244,043
Morinaga & Co. Ltd.	1,800	70,946
Morinaga Milk Industry Co. Ltd.	1,300	68,716
Morita Holdings Corp.	2,000	38,921
Morozoff Ltd.	200	11,774
Mory Industries, Inc.	400	9,654
MOS Food Services, Inc.(x)	1,600	44,161
MrMax Holdings Ltd.	1,200	10,894
MS&AD Insurance Group Holdings, Inc.	16,200	438,779
Murata Manufacturing Co. Ltd.	20,295	1,309,471
Musashi Seimitsu Industry Co. Ltd.	2,400	25,276
Musashino Bank Ltd. (The)	1,900	28,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Mutoh Holdings Co. Ltd.	100	$1,448
Nabtesco Corp.	3,800	138,456
NAC Co. Ltd.	400	3,911
Nachi-Fujikoshi Corp.	500	17,602
Nagaileben Co. Ltd.	1,200	33,985
Nagano Bank Ltd. (The)	400	5,545
Nagano Keiki Co. Ltd.	800	6,496
Nagase & Co. Ltd.(x)	3,800	53,157
Nagatanien Holdings Co. Ltd.	500	11,785
Nagawa Co. Ltd.	400	32,411
Nagoya Railroad Co. Ltd.	4,700	128,789
Naigai Co. Ltd.*	300	1,140
Nakabayashi Co. Ltd.	1,000	6,333
Nakamuraya Co. Ltd.	300	11,962
Nakano Corp.	1,000	3,902
Nakayama Steel Works Ltd.	600	2,035
Nakayamafuku Co. Ltd.	700	3,388
Nakayo, Inc.	200	2,870
Namura Shipbuilding Co. Ltd.	1,024	1,558
Nankai Electric Railway Co. Ltd.	3,200	70,945
Nanto Bank Ltd. (The)	1,100	20,359
Natori Co. Ltd.	600	12,024
NC Holdings Co. Ltd.	300	1,898
NEC Capital Solutions Ltd.	300	5,358
NEC Corp.	8,400	491,702
NEC Networks & System Integration Corp.(x)	3,300	63,395
NET One Systems Co. Ltd.	3,000	136,791
Neturen Co. Ltd.	1,700	8,610
Nexon Co. Ltd.	19,700	489,246
Nexyz Group Corp.(x)	500	5,116
NGK Insulators Ltd.	7,400	105,583
NGK Spark Plug Co. Ltd.	6,100	106,418
NH Foods Ltd.	2,500	111,567
NHK Spring Co. Ltd.(x)	9,700	62,083
Nice Corp.*	500	6,989
Nichia Steel Works Ltd.	1,000	2,959
Nichias Corp.	3,000	70,950
Nichiban Co. Ltd.(x)	500	7,804
Nichicon Corp.	3,900	29,839
Nichiden Corp.	1,000	21,948
Nichiha Corp.(x)	1,200	35,967
Nichi-iko Pharmaceutical Co. Ltd.	2,100	24,062
Nichimo Co. Ltd.	100	1,919
Nichirei Corp.(x)	3,500	92,757
Nichireki Co. Ltd.	1,000	16,129
Nidec Corp.	16,654	1,548,839
Nifco, Inc.	2,300	62,725
Nihon Chouzai Co. Ltd.	600	9,692
Nihon Dempa Kogyo Co. Ltd.*	900	3,141
Nihon Kohden Corp.	2,600	85,513
Nihon M&A Center, Inc.	5,200	296,613
Nihon Nohyaku Co. Ltd.	2,000	9,742
Nihon Parkerizing Co. Ltd.(x)	3,100	30,381
Nihon Tokushu Toryo Co. Ltd.	1,000	9,307
Nihon Trim Co. Ltd.	200	7,242
Nihon Unisys Ltd.	2,100	65,946
Nihon Yamamura Glass Co. Ltd.	500	4,305
Nikkato Corp.	400	2,876
Nikkiso Co. Ltd.	4,000	40,601
Nikko Co. Ltd.	1,000	6,654
Nikkon Holdings Co. Ltd.	3,000	65,054
Nikon Corp.(x)	12,300	83,106
Nintendo Co. Ltd.	4,200	2,387,617
Nippo Corp.	1,500	41,402
Nippon Air Conditioning Services Co. Ltd.	1,200	8,451
Nippon Beet Sugar Manufacturing Co. Ltd.	700	12,361
Nippon Carbide Industries Co., Inc.	300	3,666
Nippon Carbon Co. Ltd.	600	21,215
Nippon Ceramic Co. Ltd.	800	19,970
Nippon Chemical Industrial Co. Ltd.	400	8,798
Nippon Chemi-Con Corp.*	700	9,402
Nippon Chemiphar Co. Ltd.	100	2,516
Nippon Chutetsukan KK	100	1,196
Nippon Coke & Engineering Co. Ltd.	10,000	5,900
Nippon Concrete Industries Co. Ltd.	1,000	3,247
Nippon Denko Co. Ltd.*	5,000	10,097
Nippon Densetsu Kogyo Co. Ltd.	2,000	41,944
Nippon Electric Glass Co. Ltd.	3,200	59,745
Nippon Express Co. Ltd.	2,200	128,068
Nippon Felt Co. Ltd.	700	3,297
Nippon Filcon Co. Ltd.	900	5,125
Nippon Fine Chemical Co. Ltd.	1,000	16,113
Nippon Flour Mills Co. Ltd.(x)	2,000	32,939
Nippon Gas Co. Ltd.	1,100	55,581
Nippon Hume Corp.	1,000	7,603
Nippon Kanzai Co. Ltd.	800	15,143
Nippon Kayaku Co. Ltd.(x)	5,000	44,189
Nippon Kinzoku Co. Ltd.*	300	1,705
Nippon Koei Co. Ltd.	800	21,681
Nippon Koshuha Steel Co. Ltd.*	500	1,777
Nippon Light Metal Holdings Co. Ltd.	280	4,433
Nippon Paint Holdings Co. Ltd.	5,800	596,878
Nippon Paper Industries Co. Ltd.	2,800	34,720
Nippon Parking Development Co. Ltd.	13,000	16,174
Nippon Pillar Packing Co. Ltd.	1,000	15,175
Nippon Piston Ring Co. Ltd.	400	3,924
Nippon Road Co. Ltd. (The)	400	29,309
Nippon Sanso Holdings Corp.	6,600	102,021
Nippon Seisen Co. Ltd.	200	6,550
Nippon Sharyo Ltd.*	400	10,661
Nippon Sheet Glass Co. Ltd.	3,800	13,804
Nippon Shinyaku Co. Ltd.	1,900	156,651
Nippon Shokubai Co. Ltd.	1,000	53,369
Nippon Signal Co. Ltd.	2,800	27,605
Nippon Soda Co. Ltd.	1,400	40,050
Nippon Steel Corp.*	28,615	270,270
Nippon Steel Trading Corp.	740	21,107
Nippon Suisan Kaisha Ltd.	9,200	39,150
Nippon Systemware Co. Ltd.	400	7,741
Nippon Telegraph & Telephone Corp.	89,740	1,835,996
Nippon Television Holdings, Inc.	3,100	33,332
Nippon Thompson Co. Ltd.	4,000	14,193
Nippon Yakin Kogyo Co. Ltd.(x)	650	9,611
Nippon Yusen KK	5,900	102,283
Nipro Corp.	4,800	55,924
Nishimatsu Construction Co. Ltd.	2,200	43,699
Nishimatsuya Chain Co. Ltd.	700	9,524
Nishi-Nippon Financial Holdings, Inc.	4,000	27,968
Nishi-Nippon Railroad Co. Ltd.	1,100	31,846
Nissan Chemical Corp.	3,800	202,706
Nissan Motor Co. Ltd.	82,020	291,513
Nissan Shatai Co. Ltd.	900	7,874
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	2,433
Nissei Plastic Industrial Co. Ltd.	1,000	8,644
Nissha Co. Ltd.	2,200	27,494
Nisshin Group Holdings Co. Ltd.	1,400	5,555
Nisshin Oillio Group Ltd. (The)	1,200	36,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshin Seifun Group, Inc.	8,305	$132,422
Nisshinbo Holdings, Inc.	4,368	29,816
Nissin Corp.	800	12,106
Nissin Electric Co. Ltd.	2,000	21,302
Nissin Foods Holdings Co. Ltd.	2,900	272,602
Nissin Kogyo Co. Ltd.*	2,100	44,682
Nissui Pharmaceutical Co. Ltd.	500	5,416
Nitori Holdings Co. Ltd.	3,000	623,970
Nitta Corp.	1,100	24,264
Nittetsu Mining Co. Ltd.	300	13,268
Nitto Boseki Co. Ltd.	1,000	42,554
Nitto Denko Corp.	4,720	307,718
Nitto Fuji Flour Milling Co. Ltd.	100	6,155
Nitto Kogyo Corp.	1,800	35,674
Nitto Kohki Co. Ltd.	700	13,865
Nitto Seiko Co. Ltd.	1,000	4,677
Nitto Seimo Co. Ltd.	100	1,405
Nittoc Construction Co. Ltd.	750	5,503
NOF Corp.	2,900	114,470
Nohmi Bosai Ltd.	1,000	22,869
NOK Corp.	5,000	52,061
Nomura Co. Ltd.	4,000	29,692
Nomura Holdings, Inc.	122,600	559,269
Nomura Real Estate Holdings, Inc.	4,100	77,983
Nomura Research Institute Ltd.	9,909	291,226
Noritake Co. Ltd.	600	18,854
Noritsu Koki Co. Ltd.(x)	1,100	16,971
Noritz Corp.	2,300	33,235
North Pacific Bank Ltd.	2,400	5,232
NS Solutions Corp.	1,000	30,861
NS United Kaiun Kaisha Ltd.	400	5,486
NSD Co. Ltd.	2,260	44,226
NSK Ltd.	14,500	110,985
NTN Corp.	13,000	24,482
NTT Data Corp.	18,200	233,312
NTT DOCOMO, Inc.(x)	49,400	1,831,975
Obara Group, Inc.	800	26,894
Obayashi Corp.	21,300	193,043
OBIC Business Consultants Co. Ltd.	1,200	69,679
Obic Co. Ltd.	2,400	422,292
Odakyu Electric Railway Co. Ltd.(x)	10,499	264,149
Oenon Holdings, Inc.	3,000	13,125
Ogaki Kyoritsu Bank Ltd. (The)	1,600	36,228
Ohara, Inc.	400	4,996
Ohashi Technica, Inc.	600	8,339
OIE Sangyo Co. Ltd.	300	4,712
Oiles Corp.	1,560	22,706
Oita Bank Ltd. (The)	700	16,267
Oizumi Corp.	400	1,562
Oji Holdings Corp.	27,800	127,583
Okabe Co. Ltd.	2,700	20,875
Okamoto Industries, Inc.	800	31,265
Okamura Corp.	4,000	28,227
Okasan Securities Group, Inc.	6,000	19,769
Okaya Electric Industries Co. Ltd.	600	2,180
Oki Electric Industry Co. Ltd.	3,600	38,761
Okinawa Electric Power Co., Inc. (The)	2,273	35,675
OKK Corp.	400	1,475
OKUMA Corp.	1,000	46,984
Okumura Corp.	1,300	32,561
Okura Industrial Co. Ltd.	600	9,099
Okuwa Co. Ltd.	1,000	14,279
Olympic Group Corp.	800	8,100
Olympus Corp.	38,300	795,001
Omron Corp.	6,300	490,728
Ono Pharmaceutical Co. Ltd.	16,000	502,306
ONO Sokki Co. Ltd.	500	2,628
Onoken Co. Ltd.	1,000	10,650
Onward Holdings Co. Ltd.	1,000	2,595
Open House Co. Ltd.	2,000	72,238
Optex Group Co. Ltd.	1,600	25,749
Optorun Co. Ltd.	1,000	20,246
Oracle Corp.	1,300	140,943
Organo Corp.	400	21,690
Orient Corp.	16,500	17,773
Oriental Land Co. Ltd.	7,000	980,649
Origin Co. Ltd.	200	2,682
ORIX Corp.	41,900	521,630
Osaka Gas Co. Ltd.	13,200	257,175
Osaka Soda Co. Ltd.	1,000	24,352
Osaka Steel Co. Ltd.	800	8,016
OSAKA Titanium Technologies Co. Ltd.	1,100	9,355
Osaki Electric Co. Ltd.	1,000	5,818
OSG Corp.	2,200	35,247
OSJB Holdings Corp.	450	1,047
Otsuka Corp.	4,200	214,938
Otsuka Holdings Co. Ltd.	13,300	564,063
Outsourcing, Inc.	3,000	27,818
Oyo Corp.	1,200	14,238
Pacific Industrial Co. Ltd.	2,000	18,344
Pacific Metals Co. Ltd.	899	13,434
Pack Corp. (The)	900	26,504
PAL GROUP Holdings Co. Ltd.	1,400	14,870
PALTAC Corp.	1,050	52,996
Pan Pacific International Holdings Corp.	16,700	389,027
Panasonic Corp.	79,385	672,457
Paramount Bed Holdings Co. Ltd.	900	37,322
Paris Miki Holdings, Inc.	1,500	4,191
Park24 Co. Ltd.	4,000	64,572
Pasco Corp.	200	2,688
Pasona Group, Inc.	1,000	15,241
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	3,362
Penta-Ocean Construction Co. Ltd.	10,300	67,645
PeptiDream, Inc.*	3,400	159,755
Persol Holdings Co. Ltd.	6,400	104,096
PIA Corp.(x)	300	9,239
Pigeon Corp.	4,300	192,113
Pilot Corp.	1,100	32,300
Piolax, Inc.	1,500	22,266
Plenus Co. Ltd.(x)	1,500	25,920
Pola Orbis Holdings, Inc.	3,000	56,660
Poplar Co. Ltd.*	300	1,251
Press Kogyo Co. Ltd.	5,000	14,199
Prima Meat Packers Ltd.	1,400	43,086
Pronexus, Inc.	1,300	15,481
PS Mitsubishi Construction Co. Ltd.	800	4,616
Raito Kogyo Co. Ltd.	800	11,973
Raiznext Corp.	2,600	32,482
Raksul, Inc.*	1,100	44,886
Rakuten, Inc.	31,300	338,120
Rasa Corp.	500	4,399
Rasa Industries Ltd.	400	7,927
Recruit Holdings Co. Ltd.	47,600	1,888,644
Relia, Inc.	1,600	20,222
Relo Group, Inc.	3,600	86,293
Renaissance, Inc.	500	4,489
Renesas Electronics Corp.*	35,300	258,548
Rengo Co. Ltd.(x)	5,800	43,791
Resol Holdings Co. Ltd.	100	3,702
Resona Holdings, Inc.(x)	70,500	240,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Resorttrust, Inc.	3,800	$57,996
Restar Holdings Corp.	700	14,431
Rheon Automatic Machinery Co. Ltd.	1,000	10,766
Rhythm Co. Ltd.	600	3,799
Ricoh Co. Ltd.(x)	16,400	110,557
Ricoh Leasing Co. Ltd.	800	21,636
Right On Co. Ltd.	900	4,835
Riken Corp.	400	10,317
Riken Keiki Co. Ltd.	1,000	27,557
Riken Technos Corp.	2,000	8,036
Ringer Hut Co. Ltd.	900	22,090
Rinnai Corp.	1,700	166,087
Riso Kagaku Corp.	1,800	24,970
Riso Kyoiku Co. Ltd.	3,900	10,687
Rock Field Co. Ltd.	1,200	16,854
Rohm Co. Ltd.	3,100	239,365
Rohto Pharmaceutical Co. Ltd.(x)	3,300	108,519
Roland DG Corp.	500	6,491
Round One Corp.	3,300	26,622
Royal Holdings Co. Ltd.	1,800	31,146
Ryobi Ltd.	1,400	15,733
Ryoden Corp.	500	7,292
Ryohin Keikaku Co. Ltd.	9,100	151,154
Ryosan Co. Ltd.	700	14,017
Ryoyo Electro Corp.(x)	1,600	44,450
S Foods, Inc.	500	13,924
Sagami Holdings Corp.*	1,000	12,701
Saibu Gas Co. Ltd.(x)	1,300	32,646
Saizeriya Co. Ltd.(x)	1,600	32,581
Sakai Chemical Industry Co. Ltd.	800	15,644
Sakai Heavy Industries Ltd.	200	4,567
Sakai Moving Service Co. Ltd.	400	19,494
Sakai Ovex Co. Ltd.	300	6,026
Sakata INX Corp.(x)	2,000	20,097
Sakata Seed Corp.	1,100	39,422
Sala Corp.	1,000	5,639
San Holdings, Inc.	400	4,923
San ju San Financial Group, Inc.	990	12,975
San-A Co. Ltd.	800	35,276
San-Ai Oil Co. Ltd.	2,000	19,073
Sanden Holdings Corp.*	1,400	4,053
Sangetsu Corp.	1,800	27,674
San-In Godo Bank Ltd. (The)	7,000	37,644
Sanix, Inc.(x)*	1,800	4,306
Sanken Electric Co. Ltd.	300	7,017
Sanki Engineering Co. Ltd.	3,000	32,792
Sanko Metal Industrial Co. Ltd.	100	2,536
Sankyo Co. Ltd.	700	18,347
Sankyo Seiko Co. Ltd.	2,000	8,558
Sankyo Tateyama, Inc.	1,700	15,910
Sankyu, Inc.	1,700	67,021
Sanoh Industrial Co. Ltd.(x)	1,400	7,591
Sanrio Co. Ltd.	2,000	36,227
Sanritsu Corp.	300	1,796
Sanshin Electronics Co. Ltd.	1,500	29,078
Santen Pharmaceutical Co. Ltd.	13,400	274,766
Sanwa Holdings Corp.	8,800	93,353
Sanyo Chemical Industries Ltd.	600	27,944
Sanyo Industries Ltd.	100	1,910
Sanyo Shokai Ltd.	600	3,446
Sanyo Special Steel Co. Ltd.	1,200	11,460
Sapporo Holdings Ltd.	2,500	44,964
Sata Construction Co. Ltd.	800	3,538
Sato Holdings Corp.	1,200	25,540
Sato Shoji Corp.	1,000	9,979
Satori Electric Co. Ltd.	900	7,313
Sawai Pharmaceutical Co. Ltd.	1,800	90,870
Saxa Holdings, Inc.*	300	3,453
SB Technology Corp.	400	14,021
SBI Holdings, Inc.	7,860	203,383
SCREEN Holdings Co. Ltd.	1,300	69,173
Scroll Corp.	1,700	14,780
SCSK Corp.	1,532	85,712
Secom Co. Ltd.	6,400	584,793
Sega Sammy Holdings, Inc.	6,700	81,493
Seibu Holdings, Inc.(x)	8,500	91,433
Seika Corp.	800	11,244
Seikagaku Corp.	2,400	25,275
Seikitokyu Kogyo Co. Ltd.	600	4,567
Seiko Epson Corp.	8,400	96,564
Seiko Holdings Corp.	1,200	16,201
Seino Holdings Co. Ltd.	5,000	72,544
Seiren Co. Ltd.	3,200	47,129
Sekisui Chemical Co. Ltd.	15,400	246,179
Sekisui House Ltd.	23,400	413,847
Sekisui Jushi Corp.	1,000	20,848
Sekisui Kasei Co. Ltd.	1,000	5,772
Senko Group Holdings Co. Ltd.(x)	4,000	37,258
Senshu Ikeda Holdings, Inc.	6,880	11,503
Senshukai Co. Ltd.*	2,200	8,220
Seven & i Holdings Co. Ltd.	26,136	807,942
Seven Bank Ltd.(x)	26,000	63,040
SG Holdings Co. Ltd.	6,700	348,231
Sharp Corp.	8,100	100,355
Shibaura Machine Co. Ltd.	1,400	29,070
Shibaura Mechatronics Corp.	200	5,922
Shibusawa Warehouse Co. Ltd. (The)	600	13,386
Shibuya Corp.	700	24,140
Shiga Bank Ltd. (The)	200	4,691
Shikibo Ltd.	700	6,519
Shikoku Bank Ltd. (The)	1,600	11,328
Shikoku Chemicals Corp.	1,000	11,089
Shikoku Electric Power Co., Inc.(x)	7,600	58,024
Shima Seiki Manufacturing Ltd.(x)	900	14,207
Shimachu Co. Ltd.	100	3,393
Shimadzu Corp.	8,000	244,054
Shimamura Co. Ltd.	800	78,203
Shimano, Inc.	2,600	511,897
Shimizu Bank Ltd. (The)(x)	400	7,195
Shimizu Corp.	21,100	158,233
Shimojima Co. Ltd.	800	10,745
Shin Nippon Air Technologies Co. Ltd.	900	19,633
Shin Nippon Biomedical Laboratories Ltd.	700	4,926
Shinagawa Refractories Co. Ltd.	300	7,015
Shindengen Electric Manufacturing Co. Ltd.	400	7,631
Shin-Etsu Chemical Co. Ltd.	11,600	1,514,054
Shin-Etsu Polymer Co. Ltd.	2,500	21,302
Shingakukai Holdings Co. Ltd.	600	2,642
Shin-Keisei Electric Railway Co. Ltd.	200	4,602
Shinko Electric Industries Co. Ltd.	3,100	54,217
Shinko Shoji Co. Ltd.	2,200	19,160
Shinmaywa Industries Ltd.	1,800	15,502
Shinnihon Corp.	1,600	13,951
Shinsei Bank Ltd.	4,900	60,714
Shinsho Corp.	300	5,096
Shinwa Co. Ltd.	600	12,737
Shinyei Kaisha*	100	626
Shionogi & Co. Ltd.	8,800	470,809
Ship Healthcare Holdings, Inc.	1,500	73,405
Shiseido Co. Ltd.	13,700	786,113
Shizuoka Bank Ltd. (The)	13,900	96,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Shizuoka Gas Co. Ltd.	3,000	$26,638
SHO-BOND Holdings Co. Ltd.	1,800	89,369
Shobunsha Holdings, Inc.*	700	3,351
Shochiku Co. Ltd.	400	58,458
Shoko Co. Ltd.*	400	2,418
Showa Corp.*	2,600	56,530
Showa Denko KK	4,500	82,482
Showa Sangyo Co. Ltd.	1,000	33,330
Shuei Yobiko Co. Ltd.*	200	859
Siix Corp.	1,400	16,449
Sinanen Holdings Co. Ltd.	400	12,086
Sinfonia Technology Co. Ltd.	1,400	15,985
Sintokogio Ltd.	2,600	17,480
SK Japan Co. Ltd.	200	665
SKY Perfect JSAT Holdings, Inc.(x)	9,000	39,405
Skylark Holdings Co. Ltd.(x)	7,900	112,749
SMC Corp.	2,100	1,168,771
SMK Corp.	300	8,107
SMS Co. Ltd.	2,800	81,509
SNT Corp.	2,400	5,210
Soda Nikka Co. Ltd.	1,000	5,476
SoftBank Corp.(x)	61,300	686,858
SoftBank Group Corp.	54,312	3,353,617
Softbrain Co. Ltd.(x)	2,000	16,554
Sohgo Security Services Co. Ltd.	2,900	138,187
Sojitz Corp.(x)	39,100	88,685
Sompo Holdings, Inc.	13,050	452,028
Sony Corp.	43,500	3,327,094
Soshin Electric Co. Ltd.	600	2,631
Sotetsu Holdings, Inc.	3,000	80,938
Space Value Holdings Co. Ltd.	2,000	9,626
SPK Corp.	400	5,814
S-Pool, Inc.	3,800	30,492
Square Enix Holdings Co. Ltd.	2,800	186,161
SRA Holdings	600	13,771
ST Corp.	600	12,907
St Marc Holdings Co. Ltd.	800	11,772
Stanley Electric Co. Ltd.	5,400	154,959
Star Micronics Co. Ltd.	2,300	30,505
Starzen Co. Ltd.	400	15,798
Stella Chemifa Corp.	500	14,166
Strike Co. Ltd.	700	41,046
Studio Alice Co. Ltd.	500	7,984
Subaru Corp.	21,700	421,253
Sugi Holdings Co. Ltd.	1,500	106,054
Sugimoto & Co. Ltd.	600	11,219
SUMCO Corp.	8,000	112,517
Sumida Corp.	700	4,929
Suminoe Textile Co. Ltd.	300	6,254
Sumiseki Holdings, Inc.	3,800	4,455
Sumitomo Bakelite Co. Ltd.	1,200	33,022
Sumitomo Chemical Co. Ltd.	44,000	145,691
Sumitomo Corp.(x)	42,680	511,769
Sumitomo Dainippon Pharma Co. Ltd.(x)	4,700	61,890
Sumitomo Densetsu Co. Ltd.(x)	900	21,071
Sumitomo Electric Industries Ltd.	23,100	259,571
Sumitomo Forestry Co. Ltd.	4,800	76,539
Sumitomo Heavy Industries Ltd.	4,000	93,056
Sumitomo Metal Mining Co. Ltd.	8,700	269,318
Sumitomo Mitsui Construction Co. Ltd.	7,200	29,211
Sumitomo Mitsui Financial Group, Inc.	44,150	1,228,524
Sumitomo Mitsui Trust Holdings, Inc.	13,141	349,676
Sumitomo Osaka Cement Co. Ltd.(x)	1,300	42,026
Sumitomo Precision Products Co. Ltd.*	200	4,198
Sumitomo Realty & Development Co. Ltd.(x)	15,900	470,404
Sumitomo Riko Co. Ltd.	2,000	10,662
Sumitomo Rubber Industries Ltd.	7,284	67,567
Sumitomo Seika Chemicals Co. Ltd.	400	12,998
Sumitomo Warehouse Co. Ltd. (The)	4,500	56,992
Sun Frontier Fudousan Co. Ltd.	1,000	8,376
Sundrug Co. Ltd.	2,300	86,594
Suntory Beverage & Food Ltd.	4,700	176,652
Sun-Wa Technos Corp.	600	5,050
Suruga Bank Ltd.	5,500	19,880
Sushiro Global Holdings Ltd.	3,200	80,777
Suzuden Corp.	300	3,518
Suzuken Co. Ltd.	3,190	121,586
Suzuki Motor Corp.	14,000	599,641
SWCC Showa Holdings Co. Ltd.	1,500	17,367
Sysmex Corp.	4,900	467,627
Systena Corp.	4,000	69,787
T Hasegawa Co. Ltd.	1,600	32,130
T RAD Co. Ltd.	400	4,993
T&D Holdings, Inc.	21,600	213,618
Tac Co. Ltd.	700	1,497
Tachibana Eletech Co. Ltd.	840	15,055
Tachi-S Co. Ltd.	1,600	14,789
Tadano Ltd.(x)	5,000	41,220
Taihei Dengyo Kaisha Ltd.	500	11,207
Taiheiyo Cement Corp.	4,478	114,286
Taiheiyo Kouhatsu, Inc.	400	2,499
Taiho Kogyo Co. Ltd.	800	4,279
Taikisha Ltd.(x)	1,000	27,609
Taiko Pharmaceutical Co. Ltd.	1,200	25,690
Taisei Corp.	7,000	235,869
Taisei Lamick Co. Ltd.	300	8,013
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	92,331
Taiyo Holdings Co. Ltd.	900	47,077
Taiyo Yuden Co. Ltd.(x)	3,000	94,321
Takachiho Koheki Co. Ltd.	500	4,890
Takadakiko Co. Ltd.	100	2,398
Takamatsu Construction Group Co. Ltd.	1,000	21,864
Takano Co. Ltd.	400	2,289
Takaoka Toko Co. Ltd.	400	4,066
Taka-Q Co. Ltd.*	500	770
Takara & Co. Ltd.(x)	700	14,642
Takara Bio, Inc.	1,700	46,235
Takara Holdings, Inc.	6,000	66,622
Takara Leben Co. Ltd.	4,400	13,026
Takara Standard Co. Ltd.	2,500	33,614
Takasago International Corp.	800	16,558
Takasago Thermal Engineering Co. Ltd.	1,900	27,156
Takashima & Co. Ltd.	200	3,673
Takashimaya Co. Ltd.	5,300	41,975
Take And Give Needs Co. Ltd.	600	3,382
Takeda Pharmaceutical Co. Ltd.	57,700	2,055,388
Takihyo Co. Ltd.	200	3,613
Takuma Co. Ltd.	4,000	68,125
Tamron Co. Ltd.	1,200	18,939
Tamura Corp.	3,000	15,238
Tanaka Co. Ltd.	300	2,055
Tanseisha Co. Ltd.	1,950	13,162
Tatsuta Electric Wire and Cable Co. Ltd.	2,000	11,600
Taya Co. Ltd.*	200	1,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Tayca Corp.	1,000	$13,737
TBK Co. Ltd.(x)	1,000	4,753
TBS Holdings, Inc.	3,700	63,626
TDC Soft, Inc.	800	8,149
TDK Corp.	3,400	371,803
Teac Corp.*	600	750
TechnoPro Holdings, Inc.	1,500	92,756
Teijin Ltd.(x)	5,200	80,625
Teikoku Electric Manufacturing Co. Ltd.	800	8,282
Teikoku Sen-I Co. Ltd.	1,000	25,292
Teikoku Tsushin Kogyo Co. Ltd.	400	4,559
Tekken Corp.	800	15,992
Ten Allied Co. Ltd.(x)*	800	2,975
Tenma Corp.	1,100	18,561
TerraSky Co. Ltd.*	1,100	53,177
Terumo Corp.	18,700	745,037
T-Gaia Corp.	600	11,257
THK Co. Ltd.	4,000	100,356
Tigers Polymer Corp.	600	2,453
TIS, Inc.	6,900	146,652
Titan Kogyo Ltd.	100	1,677
TKC Corp.	900	58,378
Toa Corp./Hyogo	1,000	8,121
Toa Corp./Tokyo	1,100	17,636
TOA ROAD Corp.	200	6,902
Toabo Corp.	400	1,927
Toagosei Co. Ltd.	3,900	41,916
Tobishima Corp.	800	8,291
Tobu Railway Co. Ltd.	6,800	210,036
TOC Co. Ltd.	4,700	29,115
Tocalo Co. Ltd.	2,400	25,253
Tochigi Bank Ltd. (The)	6,000	10,380
Toda Corp.	8,800	60,315
Toda Kogyo Corp.	100	2,292
Toei Co. Ltd.	200	33,224
Toenec Corp.	200	6,799
Toho Bank Ltd. (The)	10,000	21,980
Toho Co. Ltd. (Tokyo Stock Exchange)	4,100	168,999
Toho Co. Ltd./Kobe	400	7,997
Toho Gas Co. Ltd.	3,700	183,428
Toho Holdings Co. Ltd.	1,900	40,906
Toho Titanium Co. Ltd.	2,100	13,491
Toho Zinc Co. Ltd.*	700	13,431
Tohoku Bank Ltd. (The)	600	6,933
Tohoku Electric Power Co., Inc.	15,700	157,321
Tohto Suisan Co. Ltd.	200	6,816
Tokai Carbon Co. Ltd.	6,400	68,373
TOKAI Holdings Corp.	2,000	19,747
Tokai Rika Co. Ltd.	2,900	43,246
Tokai Senko KK	100	1,088
Tokai Tokyo Financial Holdings, Inc.	9,600	24,907
Token Corp.	520	38,364
Tokio Marine Holdings, Inc.(x)	23,600	1,033,496
Tokushu Tokai Paper Co. Ltd.	800	37,918
Tokuyama Corp.	2,200	52,997
Tokyo Century Corp.	1,400	76,186
Tokyo Dome Corp.	4,500	32,400
Tokyo Electric Power Co. Holdings, Inc.*	54,600	150,112
Tokyo Electron Ltd.	4,400	1,151,610
Tokyo Energy & Systems, Inc.	1,000	7,092
Tokyo Gas Co. Ltd.	13,500	308,427
Tokyo Individualized Educational Institute, Inc.	900	4,963
Tokyo Keiki, Inc.	800	7,157
Tokyo Kikai Seisakusho Ltd.	300	826
Tokyo Kiraboshi Financial Group, Inc.	1,451	15,618
Tokyo Ohka Kogyo Co. Ltd.	1,300	67,226
Tokyo Rakutenchi Co. Ltd.	200	8,864
Tokyo Rope Manufacturing Co. Ltd.(x)*	800	3,961
Tokyo Sangyo Co. Ltd.(x)	1,000	5,398
Tokyo Seimitsu Co. Ltd.	800	25,406
Tokyo Steel Manufacturing Co. Ltd.(x)	3,800	25,880
Tokyo Tatemono Co. Ltd.	7,591	92,907
Tokyo Tekko Co. Ltd.	400	6,738
Tokyo Theatres Co., Inc.	400	4,876
Tokyotokeiba Co. Ltd.	800	40,547
Tokyu Construction Co. Ltd.	4,940	21,532
Tokyu Corp.(x)	18,000	233,628
Tokyu Fudosan Holdings Corp.	20,000	86,104
Toli Corp.	3,000	7,892
Tomato Bank Ltd.	400	4,657
Tomen Devices Corp.	100	3,883
Tomoe Corp.	1,800	6,782
Tomoe Engineering Co. Ltd.	400	7,968
Tomoegawa Co. Ltd.	400	3,773
Tomoku Co. Ltd.	800	12,735
TOMONY Holdings, Inc.	9,400	30,403
Tomy Co. Ltd.	3,700	31,864
Tonami Holdings Co. Ltd.	200	12,374
Top Culture Co. Ltd.*	400	1,527
Topcon Corp.	2,800	25,614
Toppan Forms Co. Ltd.	2,600	24,748
Toppan Printing Co. Ltd.	9,200	129,580
Topre Corp.	2,500	26,909
Topy Industries Ltd.	1,000	10,879
Toray Industries, Inc.	49,800	227,729
Toridoll Holdings Corp.(x)	2,200	29,807
Torigoe Co. Ltd. (The)	1,200	12,068
Torii Pharmaceutical Co. Ltd.	800	22,797
Torishima Pump Manufacturing Co. Ltd.	1,500	11,634
Tose Co. Ltd.	300	2,750
Toshiba TEC Corp.	600	25,062
Tosoh Corp.	10,700	173,973
Totetsu Kogyo Co. Ltd.	1,000	26,912
TOTO Ltd.	5,400	247,763
Totoku Electric Co. Ltd.	100	2,369
Tottori Bank Ltd. (The)	300	3,657
Toukei Computer Co. Ltd.	200	9,279
Tow Co. Ltd.	1,200	3,753
Towa Bank Ltd. (The)	1,300	8,924
Towa Corp.	1,200	13,226
Towa Pharmaceutical Co. Ltd.	1,800	36,170
Toyo Construction Co. Ltd.	3,600	14,021
Toyo Corp.(x)	1,600	15,199
Toyo Denki Seizo KK	400	4,381
Toyo Engineering Corp.*	1,600	5,170
Toyo Ink SC Holdings Co. Ltd.	200	3,827
Toyo Kanetsu KK	600	12,938
Toyo Logistics Co. Ltd.	1,000	3,346
Toyo Machinery & Metal Co. Ltd.	1,000	4,135
Toyo Securities Co. Ltd.	4,000	4,384
Toyo Seikan Group Holdings Ltd.	4,800	47,774
Toyo Shutter Co. Ltd.	200	1,491
Toyo Sugar Refining Co. Ltd.	200	2,431
Toyo Suisan Kaisha Ltd.	3,100	163,831
Toyo Tanso Co. Ltd.	700	11,789
Toyo Tire Corp.	5,000	80,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Toyo Wharf & Warehouse Co. Ltd.	300	$4,318
Toyobo Co. Ltd.	1,700	23,421
Toyoda Gosei Co. Ltd.	2,400	55,008
Toyota Boshoku Corp.	1,800	25,492
Toyota Industries Corp.	5,700	360,425
Toyota Motor Corp.	133,528	8,831,483
Toyota Tsusho Corp.	7,800	217,835
TPR Co. Ltd.	1,500	18,235
Transcosmos, Inc.	1,600	43,718
Trend Micro, Inc.	3,400	207,461
Trusco Nakayama Corp.	1,400	35,385
TS Tech Co. Ltd.	2,300	65,036
TSI Holdings Co. Ltd.	4,825	14,877
Tsubakimoto Chain Co.(x)	1,200	28,231
Tsubakimoto Kogyo Co. Ltd.	200	6,993
Tsudakoma Corp.*	300	2,581
Tsugami Corp.(x)	3,000	35,115
Tsukamoto Corp. Co. Ltd.	200	2,543
Tsukishima Kikai Co. Ltd.	2,000	24,199
Tsukuba Bank Ltd.	5,400	10,312
Tsumura & Co.	2,700	84,619
Tsuruha Holdings, Inc.	1,500	212,287
Tsutsumi Jewelry Co. Ltd.	500	11,924
TV Asahi Holdings Corp.	3,000	47,578
Tv Tokyo Holdings Corp.	500	11,408
TYK Corp.	1,000	3,247
UACJ Corp.	1,226	20,192
Ube Industries Ltd.	900	15,192
Uchida Yoko Co. Ltd.	400	19,895
Ueki Corp.	100	2,789
Ulvac, Inc.	1,200	43,535
Unicafe, Inc.	300	3,001
Unicharm Corp.	12,900	576,295
Uniden Holdings Corp.	300	4,988
Unipres Corp.	1,600	13,062
United Arrows Ltd.	1,100	16,006
United Super Markets Holdings, Inc.(x)	3,520	42,475
Unitika Ltd.*	2,900	9,902
Ushio, Inc.	3,900	49,783
USS Co. Ltd.	7,300	130,581
UT Group Co. Ltd.(x)*	1,600	54,536
Utoc Corp.	900	4,445
Valor Holdings Co. Ltd.	2,400	66,265
Valqua Ltd.	1,000	18,044
Vital KSK Holdings, Inc.	2,300	23,846
Wacoal Holdings Corp.	500	9,457
Wacom Co. Ltd.	8,000	52,845
Wakachiku Construction Co. Ltd.	700	8,003
Wakamoto Pharmaceutical Co. Ltd.*	1,000	2,635
Warabeya Nichiyo Holdings Co. Ltd.	700	10,403
Watabe Wedding Corp.	300	1,002
WATAMI Co. Ltd.	1,400	13,244
Weathernews, Inc.	300	17,021
Welcia Holdings Co. Ltd.	4,000	175,865
West Japan Railway Co.	6,100	301,498
Wood One Co. Ltd.(x)	400	4,898
Xebio Holdings Co. Ltd.(x)	1,400	10,118
YAC Holdings Co. Ltd.	500	3,128
Yahagi Construction Co. Ltd.	1,700	15,024
Yaizu Suisankagaku Industry Co. Ltd.	600	5,893
Yakult Honsha Co. Ltd.	4,900	271,868
YAMABIKO Corp.	2,000	24,442
Yamada Holdings Co. Ltd.	22,372	111,555
Yamagata Bank Ltd. (The)	1,400	18,133
Yamaguchi Financial Group, Inc.	4,000	26,085
Yamaha Corp.(x)	4,200	201,038
Yamaha Motor Co. Ltd.	8,500	123,595
Yamaichi Electronics Co. Ltd.	1,200	14,721
Yamanashi Chuo Bank Ltd. (The)	1,400	10,978
Yamashita Health Care Holdings, Inc.	100	1,419
Yamatane Corp.	600	7,604
Yamato Corp.	1,000	6,689
Yamato Holdings Co. Ltd.	11,700	307,977
Yamato International, Inc.	700	2,328
Yamato Kogyo Co. Ltd.	1,200	29,386
Yamaura Corp.	500	4,311
Yamaya Corp.	110	2,213
Yamazaki Baking Co. Ltd.	6,000	104,794
Yamazawa Co. Ltd.	300	5,195
Yamazen Corp.(x)	4,700	47,668
Yaoko Co. Ltd.	1,000	74,513
Yaskawa Electric Corp.	7,600	296,790
Yasuda Logistics Corp.	1,000	8,958
Yellow Hat Ltd.	2,200	36,793
Yodogawa Steel Works Ltd.	1,800	32,174
Yokogawa Bridge Holdings Corp.	2,000	37,026
Yokogawa Electric Corp.	6,400	101,675
Yokohama Reito Co. Ltd.	2,600	22,577
Yokohama Rubber Co. Ltd. (The)	5,000	71,165
Yokowo Co. Ltd.	1,000	26,179
Yomeishu Seizo Co. Ltd.	500	8,860
Yomiuri Land Co. Ltd.(x)	200	7,993
Yondenko Corp.	200	4,555
Yondoshi Holdings, Inc.	900	15,071
Yorozu Corp.(x)	700	7,000
Yoshinoya Holdings Co. Ltd.	3,000	56,200
Yuasa Trading Co. Ltd.	1,200	37,420
Yuken Kogyo Co. Ltd.	200	2,904
Yurtec Corp.	2,000	12,270
Yushin Precision Equipment Co. Ltd.	1,200	7,994
Yushiro Chemical Industry Co. Ltd.	600	7,585
Z Holdings Corp.	95,400	637,382
Zappallas, Inc.*	1,000	4,536
Zenkoku Hosho Co. Ltd.	2,400	94,496
Zenrin Co. Ltd.	2,550	27,319
Zensho Holdings Co. Ltd.(x)	3,200	75,518
Zeon Corp.	7,000	73,672
Zeria Pharmaceutical Co. Ltd.	1,100	21,011
Zojirushi Corp.(x)	1,800	29,823
ZOZO, Inc.(x)	4,800	133,874
Zuken, Inc.	800	21,514

		159,026,004

Jordan (0.0%)
Hikma Pharmaceuticals plc	9,798	328,171

Mexico (0.2%)
Fresnillo plc	13,028	200,910
Grupo Televisa SAB (ADR)*	294,000	1,816,920

		2,017,830

Netherlands (4.3%)
Adyen NV(m)*	2,359	4,347,300
ASML Holding NV	37,029	13,653,874
EXOR NV	103,300	5,621,316
ING Groep NV	375,259	2,657,155
Just Eat Takeaway.com NV(m)(x)* .	7,887	881,317
Koninklijke Ahold Delhaize NV	105,486	3,121,925
Koninklijke Philips NV*	88,171	4,153,757
Royal Dutch Shell plc, Class B	271,578	3,285,283
Royal Dutch Shell plc (London Stock Exchange), Class A	298,695	3,697,008

		41,418,935

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)(x)*	42,554	431,250
Chorus Ltd.	8,126	46,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Fisher & Paykel Healthcare Corp. Ltd.	7,356	$162,173
Fletcher Building Ltd.	17,976	45,954
SKYCITY Entertainment Group Ltd.	12,612	25,101
Spark New Zealand Ltd.	15,442	47,977
Xero Ltd.*	6,287	459,701

		1,218,609

Russia (0.0%)
Evraz plc	36,843	164,278

South Africa (0.9%)
Anglo American plc	90,077	2,175,235
Naspers Ltd., Class N*	35,520	6,264,897

		8,440,132

South Korea (0.5%)
NAVER Corp.	10,550	2,671,165
Samsung Electronics Co. Ltd.	44,900	2,262,316

		4,933,481

Spain (1.9%)
Amadeus IT Group SA	117,692	6,531,433
Banco Santander SA	1,585,363	2,953,469
Iberdrola SA	504,287	6,206,681
Industria de Diseno Textil SA	107,159	2,979,311

		18,670,894

Sweden (1.5%)
Hennes & Mauritz AB, Class B(x)	319,134	5,504,611
SKF AB, Class B	210,600	4,339,824
Volvo AB, Class B*	226,500	4,350,293

		14,194,728

Switzerland (2.2%)
Cie Financiere Richemont SA (Registered)	56,600	3,791,113
Coca-Cola HBC AG	13,919	344,067
Credit Suisse Group AG (Registered)	940,900	9,417,244
LafargeHolcim Ltd. (Registered)*	60,979	2,779,635
Novartis AG (Registered)	17,200	1,494,702
Swatch Group AG (The)	14,995	3,492,916

		21,319,677

United Kingdom (19.0%)
3i Group plc	70,086	899,663
Admiral Group plc	14,875	501,694
Ashtead Group plc	147,801	5,295,576
Associated British Foods plc	25,090	604,389
AstraZeneca plc	100,887	10,980,638
Auto Trader Group plc(m)	66,493	480,976
AVEVA Group plc	4,726	292,220
Aviva plc	286,732	1,054,367
BAE Systems plc	232,871	1,440,425
Barclays plc	1,241,075	1,561,722
Barratt Developments plc	72,957	446,084
Berkeley Group Holdings plc	8,324	452,859
BP plc	1,443,092	4,189,884
British American Tobacco plc	167,579	6,023,288
British Land Co. plc (The) (REIT)	68,663	298,521
BT Group plc	637,207	809,773
Bunzl plc	83,701	2,700,485
Burberry Group plc	29,129	583,226
CNH Industrial NV(x)*	1,216,800	9,456,486
Compass Group plc	316,365	4,749,009
Croda International plc	8,818	711,932
DCC plc	6,849	527,819
Diageo plc	167,311	5,731,777
DS Smith plc	87,864	333,678
Experian plc	65,604	2,454,957
G4S plc*	1,252,600	3,233,002
GlaxoSmithKline plc	354,321	6,637,102
Halma plc	26,947	812,193
Hargreaves Lansdown plc	21,726	435,513
HSBC Holdings plc	1,466,460	5,697,085
Imperial Brands plc	68,955	1,215,459
Informa plc	108,595	526,525
InterContinental Hotels Group plc	13,456	706,454
Intermediate Capital Group plc	19,632	301,614
International Consolidated Airlines Group SA(x)	244,297	296,597
Intertek Group plc	11,487	934,376
J Sainsbury plc	113,698	279,509
Janus Henderson Group plc (CHDI)	4,692	100,719
JD Sports Fashion plc	31,354	328,133
Johnson Matthey plc	13,588	410,905
Land Securities Group plc (REIT)	52,425	353,007
Legal & General Group plc	432,083	1,047,161
Liberty Global plc, Class A*	164,700	3,460,347
Liberty Global plc, Class C*	49,755	1,021,719
Linde plc	48,020	11,365,500
Lloyds Banking Group plc	36,483,218	12,380,737
London Stock Exchange Group plc	22,703	2,597,241
M&G plc	186,768	382,254
Melrose Industries plc*	350,266	516,793
Mondi plc	34,371	723,355
National Grid plc	252,143	2,902,599
Natwest Group plc	3,171,167	4,329,967
Next plc	9,258	709,515
Ocado Group plc*	33,250	1,175,052
Pearson plc	54,929	388,476
Pennon Group plc	30,188	401,217
Persimmon plc	22,544	716,030
Phoenix Group Holdings plc	35,637	317,001
Prudential plc	511,855	7,307,628
Reckitt Benckiser Group plc	45,506	4,436,525
RELX plc	136,013	3,010,639
Rentokil Initial plc	131,644	906,007
Rightmove plc	63,992	515,081
Rolls-Royce Holdings plc(x)*	1,100,472	1,825,994
RSA Insurance Group plc	74,602	433,975
Sage Group plc (The)	78,824	730,002
Schroders plc	117,399	4,091,479
Segro plc (REIT)	79,197	952,035
Severn Trent plc	16,966	533,455
Smith & Nephew plc	63,168	1,230,916
Smiths Group plc	164,921	2,899,456
Spirax-Sarco Engineering plc	5,295	752,818
SSE plc	74,968	1,167,154
St James’s Place plc	37,996	454,008
Standard Chartered plc	192,710	883,494
Standard Life Aberdeen plc	168,165	489,596
Taylor Wimpey plc	215,824	300,320
Tesco plc	693,957	1,902,545
Unilever NV	119,331	7,204,042
Unilever plc	78,891	4,861,100
United Utilities Group plc	48,838	540,048
Virgin Money UK plc (CHDI)*	42,653	39,787
Vodafone Group plc	1,941,953	2,576,352
Whitbread plc	14,521	396,066
Wm Morrison Supermarkets plc	156,964	344,564
WPP plc	609,295	4,758,446

		184,828,137

United States (0.6%)
Amcor plc (CHDI)	58,117	646,267
Avita Therapeutics, Inc. (CHDI)*	4,792	23,924
Ferguson plc	36,302	3,652,575
James Hardie Industries plc (CHDI)	26,083	621,263
News Corp. (CHDI), Class B	2,956	40,507
Reliance Worldwide Corp. Ltd.	24,282	66,688
ResMed, Inc. (CHDI)	23,600	406,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sims Ltd.	6,752	$36,809

		5,494,805

Total Common Stocks (88.5%) (Cost $855,199,998)		859,790,544

CLOSED END FUND:
United Kingdom (0.1%)
Scottish Mortgage Investment Trust plc (Cost $674,366)	105,856	1,345,605

	Number of Rights	Value (Note 1)
RIGHTS:
Australia (0.0%)
Corporate Travel Management Ltd., expiring 10/15/20* (Cost $—)	961	2,327

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	1,000,000	1,000,000

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.9%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $714,001.(xx)	$700,000	700,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,144,951, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $3,207,845. (xx)	3,144,946	3,144,946
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $3,500,020, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%- 2.500%, maturing 11/15/21- 10/31/26; total market value $3,880,346.(xx)	3,500,000	3,500,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,645.(xx)	500,000	500,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $500,003, collateralized by various Common Stocks; total market value $555,769.(xx)	500,000	500,000

Total Repurchase Agreements		8,344,946

Total Short-Term Investments (1.0%) (Cost $9,344,946)		9,344,946

Total Investments in Securities (89.6%) (Cost $865,219,310)		870,483,422
Other Assets Less Liabilities (10.4%)		101,042,883

Net Assets (100%)		$971,526,305

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $5,803,858 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $29,764,829. This was collateralized by $22,300,930 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 10/8/20 – 2/15/50 and by cash of $9,344,946 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

CHF — Swiss Franc

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

KRW — Korean Republic Won

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Financials	$155,483,901	16.0%
Consumer Discretionary	150,022,891	15.5
Industrials	133,371,711	13.7
Materials	88,684,686	9.1
Consumer Staples	75,670,306	7.8
Health Care	71,830,642	7.4
Information Technology	69,653,258	7.2
Communication Services	51,582,163	5.3
Energy	27,434,579	2.8
Utilities	24,216,739	2.5
Real Estate	11,841,995	1.2
Repurchase Agreement	8,344,946	0.9
Closed End Fund	1,345,605	0.1
Investment Company	1,000,000	0.1
Cash and Other	101,042,883	10.4

		100.0%

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Insurance
AXA SA	199,572	4,944,268	395,029	—	—	(1,655,131)	3,684,166	164,416	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,089	12/2020	EUR	40,780,930	(1,580,273)
FTSE 100 Index	334	12/2020	GBP	25,175,516	(725,250)
SPI 200 Index	95	12/2020	AUD	9,869,746	(174,009)
TOPIX Index	165	12/2020	JPY	25,430,949	358,108

					(2,121,424)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	2,390,846,646	USD	22,512,299	Citibank NA	12/18/2020	182,763
USD	41,291,696	EUR	34,930,827	Citibank NA	12/18/2020	262,191

Total unrealized appreciation						444,954

USD	458,784	KRW	536,898,500	JPMorgan Chase Bank**	10/5/2020	(300)
USD	2,518,764	CHF	2,377,000	JPMorgan Chase Bank	12/16/2020	(68,068)
AUD	12,717,355	USD	9,216,767	Citibank NA	12/18/2020	(105,986)
GBP	17,349,189	USD	22,926,565	Citibank NA	12/18/2020	(528,137)
USD	800,465	EUR	687,374	HSBC Bank plc	12/18/2020	(6,919)

Total unrealized depreciation						(709,410)

Net unrealized depreciation						(264,456)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Closed End Fund	$—	$1,345,605	$—		$1,345,605
Common Stocks
Australia	—	88,506,174	—	(b)	88,506,174
Belgium	—	6,407,033	—		6,407,033
Canada	5,837,196	—	—		5,837,196
Chile	—	287,282	—		287,282
China	4,681,788	5,071,893	—		9,753,681
Finland	—	8,490,510	—		8,490,510
France	—	117,218,275	—		117,218,275
Germany	—	121,338,658	—		121,338,658
India	—	4,521,373	—		4,521,373
Indonesia	—	2,290,759	—		2,290,759
Ireland	5,126,352	6,952,431	—		12,078,783
Italy	—	21,005,139	—		21,005,139
Japan	—	158,967,975	58,029		159,026,004
Jordan	—	328,171	—		328,171
Mexico	1,816,920	200,910	—		2,017,830
Netherlands	—	41,418,935	—		41,418,935
New Zealand	—	1,218,609	—		1,218,609
Russia	—	164,278	—		164,278
South Africa	—	8,440,132	—		8,440,132
South Korea	—	4,933,481	—		4,933,481
Spain	—	18,670,894	—		18,670,894
Sweden	—	14,194,728	—		14,194,728
Switzerland	—	21,319,677	—		21,319,677
United Kingdom	9,777,642	175,050,495	—		184,828,137
United States	—	5,494,805	—		5,494,805
Forward Currency Contracts	—	444,954	—		444,954
Futures	358,108	—	—		358,108
Rights
Australia	—	2,327	—		2,327
Short-Term Investments
Investment Company	1,000,000	—	—		1,000,000
Repurchase Agreements	—	8,344,946	—		8,344,946

Total Assets	$28,598,006	$842,630,449	$58,029		$871,286,484

Liabilities:
Forward Currency Contracts	$—	$(709,410)	$—		$(709,410)
Futures	(2,479,532)	—	—		(2,479,532)

Total Liabilities	$(2,479,532)	$(709,410)	$—		$(3,188,942)

Total	$26,118,474	$841,921,039	$58,029		$868,097,542

(a)	A security with a market value of $58,029 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

(b)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,285,384
Aggregate gross unrealized depreciation	(181,600,196)

Net unrealized depreciation	$(2,314,812)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$870,412,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.4%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	96,155	$2,741,379

Media (1.5%)
Comcast Corp., Class A	63,279	2,927,286

Wireless Telecommunication Services (0.5%)
Vodafone Group plc	800,342	1,061,799

Total Communication Services		6,730,464

Consumer Discretionary (4.4%)
Automobiles (1.9%)
General Motors Co.	128,538	3,803,440

Hotels, Restaurants & Leisure (0.7%)
Las Vegas Sands Corp.	28,120	1,312,079

Internet & Direct Marketing Retail (1.8%)
Booking Holdings, Inc.*	1,173	2,006,628
eBay, Inc.	27,936	1,455,465

		3,462,093

Total Consumer Discretionary		8,577,612

Consumer Staples (6.4%)
Food Products (1.9%)
Archer-Daniels-Midland Co.	24,103	1,120,548
Kraft Heinz Co. (The)	39,621	1,186,649
Tyson Foods, Inc., Class A	24,140	1,435,847

		3,743,044

Tobacco (4.5%)
Altria Group, Inc.	74,848	2,892,127
Philip Morris International, Inc.	79,903	5,991,926

		8,884,053

Total Consumer Staples		12,627,097

Energy (8.5%)
Oil, Gas & Consumable Fuels (8.5%)
BP plc (ADR)	130,663	2,281,376
Canadian Natural Resources Ltd.	91,128	1,460,457
Chevron Corp.	49,500	3,564,000
Devon Energy Corp.	148,443	1,404,271
Hess Corp.	59,846	2,449,497
Marathon Oil Corp.	355,371	1,453,467
Parsley Energy, Inc., Class A	132,038	1,235,876
Pioneer Natural Resources Co.	10,943	940,988
Suncor Energy, Inc.	152,012	1,859,107

Total Energy		16,649,039

Financials (22.9%)
Banks (11.7%)
Bank of America Corp.	280,934	6,767,700
Citigroup, Inc.	155,092	6,686,016
Citizens Financial Group, Inc.	78,404	1,982,053
Fifth Third Bancorp	96,793	2,063,627
JPMorgan Chase & Co.	29,017	2,793,466
PNC Financial Services Group, Inc. (The)	8,080	888,073
Wells Fargo & Co.	77,509	1,822,237

		23,003,172

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	95,068	3,264,635
Goldman Sachs Group, Inc. (The)	14,494	2,912,859
Morgan Stanley	91,888	4,442,785
State Street Corp.	26,560	1,575,805

		12,196,084

Consumer Finance (0.7%)
Ally Financial, Inc.	54,065	1,355,410

Insurance (4.3%)
Allstate Corp. (The)	27,188	2,559,478
American International Group, Inc.	145,406	4,003,027
MetLife, Inc.	50,721	1,885,300

		8,447,805

Total Financials		45,002,471

Health Care (15.7%)
Health Care Equipment & Supplies (0.7%)
Dentsply Sirona, Inc.	33,849	1,480,217

Health Care Providers & Services (9.2%)
Anthem, Inc.	17,594	4,725,573
Cardinal Health, Inc.	14,030	658,709
CVS Health Corp.	42,511	2,482,642
HCA Healthcare, Inc.	32,296	4,026,665
Henry Schein, Inc.*	29,399	1,728,073
McKesson Corp.	20,646	3,074,809
Universal Health Services, Inc., Class B	13,055	1,397,146

		18,093,617

Pharmaceuticals (5.8%)
Bristol-Myers Squibb Co.	54,456	3,283,152
Johnson & Johnson	26,504	3,945,915
Sanofi (ADR)	82,676	4,147,855

		11,376,922

Total Health Care		30,950,756

Industrials (13.2%)
Aerospace & Defense (1.4%)
Textron, Inc.	74,969	2,705,631

Air Freight & Logistics (2.4%)
FedEx Corp.	18,909	4,755,992

Building Products (2.6%)
Ingersoll-Rand plc	14,435	1,750,244
Johnson Controls International plc	83,410	3,407,298

		5,157,542

Electrical Equipment (3.9%)
Eaton Corp. plc	39,087	3,988,047
Emerson Electric Co.	55,644	3,648,577

		7,636,624

Industrial Conglomerates (0.9%)
General Electric Co.	292,600	1,822,898

Machinery (2.0%)
Caterpillar, Inc.	26,208	3,908,923

Total Industrials		25,987,610

Information Technology (12.0%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	94,897	3,737,993

IT Services (2.0%)
Cognizant Technology Solutions
Corp., Class A	55,870	3,878,496

Semiconductors & Semiconductor Equipment (5.4%)
Intel Corp.	72,603	3,759,383
NXP Semiconductors NV	24,619	3,072,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	32,380	$3,810,479

		10,642,559

Software (2.7%)
CDK Global, Inc.	37,674	1,642,210
Microsoft Corp.	17,165	3,610,314

		5,252,524

Total Information Technology		23,511,572

Materials (5.3%)
Chemicals (3.7%)
CF Industries Holdings, Inc.	87,001	2,671,800
Corteva, Inc.	101,537	2,925,281
DuPont de Nemours, Inc.	28,289	1,569,474

		7,166,555

Containers & Packaging (1.6%)
International Paper Co.	77,872	3,156,931

Total Materials		10,323,486

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Host Hotels & Resorts, Inc. (REIT)	132,503	1,429,708

Total Real Estate		1,429,708

Utilities (2.9%)
Electric Utilities (1.6%)
Exelon Corp.	86,896	3,107,401

Independent Power and Renewable Electricity Producers (1.3%)
Vistra Corp.	142,241	2,682,665

Total Utilities		5,790,066

Total Common Stocks (95.4%) (Cost $177,172,820)		187,579,881

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
JPMorgan Prime Money Market Fund, IM Shares	2,987,189	2,989,280

Total Short-Term Investment (1.5%) (Cost $2,989,332)		2,989,280

Total Investments in Securities (96.9%) (Cost $180,162,152)		190,569,161
Other Assets Less Liabilities (3.1%)		6,114,478

Net Assets (100%)		$196,683,639

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

USD — United States Dollar .

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	38,920	USD	45,587	Deutsche Bank AG	10/9/2020	51
GBP	31,014	USD	39,804	Barclays Bank plc	10/9/2020	216
GBP	62,619	USD	79,775	Royal Bank of Canada	10/9/2020	1,028
USD	2,065,152	CAD	2,720,864	CIBC World Markets, Inc.	10/9/2020	21,725
USD	54,299	CAD	71,426	Royal Bank of Canada	10/9/2020	657
USD	2,044,818	EUR	1,733,365	CIBC World Markets, Inc.	10/9/2020	12,239
USD	45,932	EUR	38,920	Deutsche Bank AG	10/9/2020	293
USD	74,411	EUR	62,941	Goldman Sachs & Co.	10/9/2020	605
USD	1,893,089	GBP	1,453,226	CIBC World Markets, Inc.	10/9/2020	17,861

Total unrealized appreciation						54,675

CAD	67,121	USD	50,952	Deutsche Bank AG	10/9/2020	(543)
CAD	499,139	USD	377,250	Royal Bank of Canada	10/9/2020	(2,386)
GBP	36,785	USD	47,528	Royal Bank of Canada	10/9/2020	(61)

Total unrealized depreciation						(2,990)

Net unrealized appreciation						51,685

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,668,665	$1,061,799	$—	$6,730,464
Consumer Discretionary	8,577,612	—	—	8,577,612
Consumer Staples	12,627,097	—	—	12,627,097
Energy	16,649,039	—	—	16,649,039
Financials	45,002,471	—	—	45,002,471
Health Care	30,950,756	—	—	30,950,756
Industrials	25,987,610	—	—	25,987,610
Information Technology	23,511,572	—	—	23,511,572
Materials	10,323,486	—	—	10,323,486
Real Estate	1,429,708	—	—	1,429,708
Utilities	5,790,066	—	—	5,790,066
Forward Currency Contracts	—	54,675	—	54,675
Short-Term Investment
Investment Company	2,989,280	—	—	2,989,280

Total Assets	$189,507,362	$1,116,474	$—	$190,623,836

Liabilities:
Forward Currency Contracts	$—	$(2,990)	$—	$(2,990)

Total Liabilities	$—	$(2,990)	$—	$(2,990)

Total	$189,507,362	$1,113,484	$—	$190,620,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,025,541
Aggregate gross unrealized depreciation	(26,197,878)

Net unrealized appreciation	$9,827,663

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,793,183

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (0.8%)
StoneCo Ltd., Class A*	54,762	$2,896,362

China (4.2%)
JD.com, Inc. (ADR)*	196,969	15,286,764

Denmark (0.1%)
Ascendis Pharma A/S (ADR)*	1,659	256,017

France (9.4%)
Airbus SE*	100,029	7,260,581
Dassault Systemes SE	5,756	1,073,694
Kering SA	14,660	9,739,887
LVMH Moet Hennessy Louis Vuitton SE	33,251	15,544,707

		33,618,869

Germany (3.3%)
SAP SE	76,879	11,971,861

India (2.5%)
DLF Ltd.	2,515,121	5,232,768
ICICI Bank Ltd. (ADR)*	380,562	3,740,925

		8,973,693

Italy (0.2%)
Brunello Cucinelli SpA*	24,715	753,802

Japan (15.1%)
Capcom Co. Ltd.	91,300	5,105,938
FANUC Corp.	19,182	3,679,821
Keyence Corp.	20,956	9,766,389
Minebea Mitsumi, Inc.	58,900	1,111,286
Murata Manufacturing Co. Ltd.	138,451	8,933,118
Nidec Corp.	122,128	11,358,029
Omron Corp.	71,800	5,592,740
Takeda Pharmaceutical Co. Ltd.	83,800	2,985,122
TDK Corp.	51,300	5,609,850

		54,142,293

Netherlands (0.8%)
ASML Holding NV	4,102	1,512,549
uniQure NV*	32,988	1,214,948

		2,727,497

Spain (1.2%)
Industria de Diseno Textil SA	153,249	4,260,738

Sweden (3.0%)
Assa Abloy AB, Class B	204,645	4,776,630
Atlas Copco AB, Class A	127,837	6,084,171

		10,860,801

Switzerland (0.4%)
Zur Rose Group AG*	5,492	1,307,554

United Kingdom (1.8%)
Farfetch Ltd., Class A*	99,960	2,514,993
Prudential plc	273,195	3,900,338

		6,415,331

United States (55.4%)
Adobe, Inc.*	38,373	18,819,270
Agilent Technologies, Inc.	59,354	5,991,193
Alphabet, Inc., Class A*	19,661	28,815,162
Amazon.com, Inc.*	1,704	5,365,436
Analog Devices, Inc.	5,513	643,588
Anthem, Inc.	11,073	2,974,097
Avantor, Inc.*	187,788	4,223,352
Blueprint Medicines Corp.*	21,395	1,983,317
Boston Scientific Corp.*	54,138	2,068,613
Centene Corp.*	54,221	3,162,711
Colgate-Palmolive Co.	23,440	1,808,396
Dun & Bradstreet Holdings, Inc.*	23,105	592,874
Electronic Arts, Inc.*	25,236	3,291,027
Equifax, Inc.	33,498	5,255,836
Facebook, Inc., Class A*	65,544	17,165,974
Fidelity National Information Services, Inc.	32,977	4,854,544
Illumina, Inc.*	7,229	2,234,339
Incyte Corp.*	8,439	757,316
International Game Technology plc(x)	108,786	1,210,788
Intuit, Inc.	44,272	14,441,969
Ionis Pharmaceuticals, Inc.*	39,653	1,881,535
IQVIA Holdings, Inc.*	7,069	1,114,286
MacroGenics, Inc.*	76,781	1,934,113
Maxim Integrated Products, Inc.	125,061	8,455,374
Microsoft Corp.	18,284	3,845,674
PayPal Holdings, Inc.*	59,591	11,741,215
Pegasystems, Inc.	19,050	2,305,812
Phathom Pharmaceuticals, Inc.*	35,913	1,316,930
S&P Global, Inc.	48,580	17,517,948
Sage Therapeutics, Inc.*	14,410	880,739
Sarepta Therapeutics, Inc.*	16,735	2,350,096
Twist Bioscience Corp.*	1,858	141,152
United Parcel Service, Inc., Class B	40,382	6,728,853
Veracyte, Inc.*	47,803	1,553,119
Visa, Inc., Class A	19,666	3,932,610
Walt Disney Co. (The)	46,272	5,741,430
Zimmer Biomet Holdings, Inc.	13,319	1,813,249

		198,913,937

Total Common Stocks (98.2%) (Cost $190,875,763)		352,385,519

PREFERRED STOCK:
India (0.0%)
Zee Entertainment Enterprises Ltd. 6.000% (Cost $—)	182,890	8,924

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, IM Shares	155,608	155,717

Total Short-Term Investment (0.0%) (Cost $155,717)		155,717

Total Investments in Securities (98.2%) (Cost $191,031,480)		352,550,160
Other Assets Less Liabilities (1.8%)		6,338,596

Net Assets (100%)		$358,888,756

*	Non-income producing.

(x)

All or a portion of security is on loan at September 30, 2020, the Portfolio had loaned securities with a total value of $98,178. This was collateralized by $99,515 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Information Technology	$116,396,619	32.4%
Communication Services	60,128,455	16.7
Consumer Discretionary	54,677,115	15.2
Industrials	46,848,081	13.1
Health Care	40,836,244	11.4
Financials	25,159,211	7.0
Real Estate	5,232,768	1.5
Consumer Staples	3,115,950	0.9
Investment Company	155,717	0.0 #
Cash and Other	6,338,596	1.8

		100.0%

#	Less than 0.05%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$2,896,362	$—	$—	$2,896,362
China	15,286,764	—	—	15,286,764
Denmark	256,017	—	—	256,017
France	—	33,618,869	—	33,618,869
Germany	—	11,971,861	—	11,971,861
India	3,740,925	5,232,768	—	8,973,693
Italy	—	753,802	—	753,802
Japan	—	54,142,293	—	54,142,293
Netherlands	1,214,948	1,512,549	—	2,727,497
Spain	—	4,260,738	—	4,260,738
Sweden	—	10,860,801	—	10,860,801
Switzerland	—	1,307,554	—	1,307,554
United Kingdom	2,514,993	3,900,338	—	6,415,331
United States	198,913,937	—	—	198,913,937
Preferred Stock
India	—	8,924	—	8,924
Short-Term Investment
Investment Company	155,717	—	—	155,717

Total Assets	$224,979,663	$127,570,497	$—	$352,550,160

Total Liabilities	$—	$—	$—	$—

Total	$224,979,663	$127,570,497	$—	$352,550,160

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,753,801
Aggregate gross unrealized depreciation	(2,615,590)

Net unrealized appreciation	$161,138,211

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,411,949

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
Dexus (REIT)	315,694	$2,014,729
Scentre Group (REIT)	1,721,191	2,723,447

		4,738,176

Belgium (1.2%)
Cofinimmo SA (REIT)	8,825	1,325,279
Montea C.V.A (REIT)	6,974	825,477

		2,150,756

Brazil (0.5%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	203,768	849,048

Canada (2.6%)
Allied Properties REIT (REIT)	63,118	1,699,358
Canadian Apartment Properties
REIT (REIT)	56,297	1,963,873
Killam Apartment REIT (REIT)	82,133	1,070,804

		4,734,035

China (5.6%)
Agile Group Holdings Ltd.	208,000	273,302
China Aoyuan Group Ltd.	157,000	161,123
China Resources Land Ltd.	596,000	2,710,497
China SCE Group Holdings Ltd.	747,000	335,120
CIFI Holdings Group Co. Ltd.	1,890,000	1,396,451
Country Garden Holdings Co. Ltd.	760,000	936,420
Longfor Group Holdings Ltd.	255,000	1,433,362
Shimao Group Holdings Ltd.	577,500	2,399,888
Yuexiu Property Co. Ltd.	3,178,000	621,799

		10,267,962

France (1.9%)
Covivio (REIT)	13,005	917,990
Gecina SA (REIT)	16,785	2,220,658
Unibail-Rodamco-Westfield (REIT)	10,824	399,390

		3,538,038

Germany (6.7%)
Deutsche Wohnen SE	30,438	1,523,016
Grand City Properties SA	68,850	1,663,712
Vonovia SE	131,175	9,014,152

		12,200,880

Hong Kong (5.5%)
Hang Lung Properties Ltd.	729,000	1,858,974
Link REIT (REIT)	148,100	1,210,627
Sun Hung Kai Properties Ltd.	365,500	4,685,678
Swire Properties Ltd.	878,800	2,322,045
Wharf Holdings Ltd. (The)	13,000	25,980

		10,103,304

India (0.2%)
DLF Ltd.	183,027	380,792

Indonesia (0.2%)
Bumi Serpong Damai Tbk. PT*	572,500	28,474
Pakuwon Jati Tbk. PT*	15,405,800	366,981

		395,455

Japan (10.6%)
Activia Properties, Inc. (REIT)	464	1,764,531
GLP J-REIT (REIT)	1,292	1,994,495
Japan Prime Realty Investment Corp. (REIT)	612	1,900,475
Japan Retail Fund Investment Corp. (REIT)	1,263	1,955,806
LaSalle Logiport REIT (REIT)	892	1,489,561
Mitsui Fudosan Co. Ltd.	156,042	2,717,902
Mitsui Fudosan Logistics Park, Inc. (REIT)	304	1,453,542
Nomura Real Estate Master Fund, Inc. (REIT)	327	411,119
Orix JREIT, Inc. (REIT)	1,368	2,110,389
Sumitomo Realty & Development Co. Ltd.	80,311	2,376,012
Tokyu Fudosan Holdings Corp.	280,200	1,206,314

		19,380,146

Malta (0.0%)
BGP Holdings plc(r)*	1,697,163	—

Mexico (0.4%)
Macquarie Mexico Real Estate Management SA de CV (REIT)(m)	549,500	672,974

Philippines (1.2%)
Ayala Land, Inc.	1,998,780	1,224,624
Megaworld Corp.*	14,205,000	869,642
SM Prime Holdings, Inc.	132,300	80,458

		2,174,724

Singapore (3.0%)
Ascendas India Trust	628,600	632,385
Ascendas REIT (REIT)	589,096	1,406,374
CapitaLand Ltd.	982,200	1,962,501
Keppel DC REIT (REIT)	427,100	912,799
Mapletree Industrial Trust (REIT)	229,900	542,925

		5,456,984

South Africa (0.2%)
Growthpoint Properties Ltd. (REIT)	527,634	385,387
SA Corporate Real Estate Ltd. (REIT)	707,558	48,965

		434,352

Spain (0.8%)
Merlin Properties SOCIMI SA (REIT)	186,700	1,554,774

Sweden (1.5%)
Fabege AB	75,861	1,052,004
Wihlborgs Fastigheter AB	90,243	1,787,420

		2,839,424

Thailand (0.7%)
Central Pattana PCL	355,300	477,446
WHA Corp. PCL	8,799,200	784,618

		1,262,064

United Kingdom (3.8%)
Assura plc (REIT)	1,166,825	1,159,310
GCP Student Living plc (REIT)	306,387	487,259
Land Securities Group plc (REIT)	276,432	1,861,371
Segro plc (REIT)	76,707	922,102
Tritax Big Box REIT plc (REIT)	1,015,134	2,031,866
Workspace Group plc (REIT)	61,403	426,140

		6,888,048

United States (47.5%)
Agree Realty Corp. (REIT)	15,050	957,782
Alexandria Real Estate Equities, Inc. (REIT)	29,774	4,763,840
American Assets Trust, Inc. (REIT)	34,265	825,444
American Tower Corp. (REIT)	8,805	2,128,433
Americold Realty Trust (REIT)	17,143	612,862
Apple Hospitality REIT, Inc. (REIT)	157,868	1,517,112
Brandywine Realty Trust (REIT)	118,509	1,225,383
CubeSmart (REIT)	33,724	1,089,622
CyrusOne, Inc. (REIT)	44,660	3,127,540
Digital Realty Trust, Inc. (REIT)	3,474	509,844
Duke Realty Corp. (REIT)	122,141	4,507,003
Equity LifeStyle Properties, Inc. (REIT)	16,448	1,008,262
Equity Residential (REIT)	78,527	4,030,791
Essential Properties Realty Trust, Inc. (REIT)	117,045	2,144,264
Extra Space Storage, Inc. (REIT)	16,941	1,812,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)	41,444	$1,649,471
Gaming and Leisure Properties, Inc. (REIT)	56,237	2,076,832
Healthcare Realty Trust, Inc. (REIT)	67,188	2,023,703
Healthcare Trust of America, Inc. (REIT), Class A	75,804	1,970,904
Healthpeak Properties, Inc. (REIT)	166,826	4,529,326
Host Hotels & Resorts, Inc. (REIT)	212,566	2,293,587
Invitation Homes, Inc. (REIT)	204,358	5,719,980
Kimco Realty Corp. (REIT)	34,947	393,503
Medical Properties Trust, Inc. (REIT)	14,330	252,638
National Retail Properties, Inc. (REIT)	82,633	2,851,665
NETSTREIT Corp. (REIT)	23,509	429,274
Prologis, Inc. (REIT)	15,055	1,514,834
Public Storage (REIT)	1,692	376,842
QTS Realty Trust, Inc. (REIT), Class A	27,973	1,762,859
Realty Income Corp. (REIT)	61,025	3,707,269
Regency Centers Corp. (REIT)	62,333	2,369,901
Retail Opportunity Investments Corp. (REIT)	173,602	1,808,065
Rexford Industrial Realty, Inc. (REIT)	49,221	2,252,353
Sabra Health Care REIT, Inc. (REIT)	121,220	1,671,018
STAG Industrial, Inc. (REIT)	66,244	2,019,780
Sun Communities, Inc. (REIT)	16,346	2,298,411
UDR, Inc. (REIT)	113,340	3,696,017
VEREIT, Inc. (REIT)	485,616	3,156,504
VICI Properties, Inc. (REIT)	186,320	4,354,298
Weyerhaeuser Co. (REIT)	48,478	1,382,593

		86,822,327

Total Investments in Securities (96.7%) (Cost $179,144,132)		176,844,263
Other Assets Less Liabilities (3.3%)		6,048,526

Net Assets (100%)		$182,892,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $672,974 or 0.4% of net assets.

(r)	Value determined using significant unobservable inputs.

Glossary:

HKD — Hong Kong Dollar

REIT — Real Estate Investment Trust

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Real Estate	$175,995,215	96.2%
Consumer Discretionary	849,048	0.5
Financials	0	0.0 #
Cash and Other	6,048,526	3.3

		100.0%

#	Less than 0.05%.

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	131,130	USD	16,920	State Street Bank & Trust	10/5/2020	—
USD	420,243	HKD	3,256,922	JPMorgan Chase Bank	10/6/2020	(2)

Net unrealized depreciation						(2)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$4,738,176	$—		$4,738,176
Belgium	—	2,150,756	—		2,150,756
Brazil	849,048	—	—		849,048
Canada	4,734,035	—	—		4,734,035
China	—	10,267,962	—		10,267,962
France	—	3,538,038	—		3,538,038
Germany	—	12,200,880	—		12,200,880
Hong Kong	—	10,103,304	—		10,103,304
India	—	380,792	—		380,792
Indonesia	—	395,455	—		395,455
Japan	—	19,380,146	—		19,380,146
Malta	—	—	—	(a)	— (a)
Mexico	672,974	—	—		672,974
Philippines	—	2,174,724	—		2,174,724
Singapore	—	5,456,984	—		5,456,984
South Africa	—	434,352	—		434,352
Spain	—	1,554,774	—		1,554,774
Sweden	—	2,839,424	—		2,839,424
Thailand	—	1,262,064	—		1,262,064
United Kingdom	—	6,888,048	—		6,888,048
United States	86,822,327	—	—		86,822,327

Total Assets	$93,078,384	$83,765,879	$—		$176,844,263

Liabilities:
Forward Currency Contracts	$—	$(2)	$—		$(2)

Total Liabilities	$—	$(2)	$—		$(2)

Total	$93,078,384	$83,765,877	$—		$176,844,261

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,425,240
Aggregate gross unrealized depreciation	(15,395,206)

Net unrealized depreciation	$(4,969,966)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$181,814,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
CSL Ltd.	5,181	$1,067,503

Brazil (1.8%)
B3 SA - Brasil Bolsa Balcao	250,300	2,456,692
Banco Bradesco SA (ADR)	285,915	980,688

		3,437,380

Canada (6.1%)
Canadian National Railway Co.	43,887	4,673,963
CGI, Inc.*	82,545	5,602,807
Suncor Energy, Inc.	84,948	1,037,328

		11,314,098

China (12.8%)
Alibaba Group Holding Ltd. (ADR)*	22,785	6,698,334
China Mengniu Dairy Co. Ltd.*	449,000	2,119,038
JD.com, Inc. (ADR)*	15,448	1,198,919
Kweichow Moutai Co. Ltd., Class A	4,690	1,152,955
New Oriental Education & Technology Group, Inc. (ADR)*	14,693	2,196,604
Prosus NV*	32,971	3,040,521
Tencent Holdings Ltd.	48,900	3,256,416
Wuliangye Yibin Co. Ltd., Class A	42,789	1,392,871
Yum China Holdings, Inc.	52,905	2,801,320

		23,856,978

Denmark (2.9%)
Carlsberg A/S, Class B	24,531	3,303,102
Novo Nordisk A/S, Class B	31,310	2,174,848

		5,477,950

France (4.6%)
LVMH Moet Hennessy Louis Vuitton SE	2,650	1,238,864
Pernod Ricard SA	11,236	1,793,154
Sanofi	18,329	1,837,832
Schneider Electric SE	30,256	3,755,224

		8,625,074

Germany (7.8%)
Allianz SE (Registered)	10,709	2,054,186
Beiersdorf AG	15,353	1,745,912
Deutsche Boerse AG	24,460	4,295,644
Knorr-Bremse AG	15,998	1,889,776
SAP SE	29,446	4,585,432

		14,570,950

Hong Kong (1.7%)
AIA Group Ltd.	323,000	3,181,931

India (1.6%)
HDFC Bank Ltd. (ADR)*	58,713	2,933,302

Ireland (2.7%)
Flutter Entertainment plc	9,683	1,524,977
ICON plc*	17,889	3,418,409

		4,943,386

Italy (2.0%)
FinecoBank Banca Fineco SpA*	271,985	3,742,447

Japan (12.9%)
Asahi Group Holdings Ltd.	85,700	2,984,891
FANUC Corp.	12,900	2,474,700
Hoya Corp.	32,900	3,708,476
Kao Corp.	22,000	1,650,883
Keyence Corp.	4,600	2,143,796
Koito Manufacturing Co. Ltd.	40,000	2,039,212
Komatsu Ltd.	116,600	2,566,905
Nidec Corp.	15,500	1,441,516
Olympus Corp.	63,400	1,316,007
SMC Corp.	3,900	2,170,575
Sony Corp.	21,000	1,606,183

		24,103,144

Macau (1.5%)
Galaxy Entertainment Group Ltd.	407,000	2,754,724

Mexico (2.2%)
Wal-Mart de Mexico SAB de CV	1,723,840	4,124,929

Netherlands (3.2%)
ASML Holding NV	4,214	1,553,847
Wolters Kluwer NV	52,260	4,461,749

		6,015,596

Singapore (0.7%)
United Overseas Bank Ltd.	95,234	1,336,910

South Korea (3.4%)
NAVER Corp.	11,845	2,999,047
Samsung Electronics Co. Ltd.	64,783	3,264,135

		6,263,182

Sweden (4.0%)
Investor AB, Class B	80,965	5,279,558
Sandvik AB*	114,626	2,236,021

		7,515,579

Switzerland (9.5%)
Alcon, Inc.*	34,832	1,977,554
Kuehne + Nagel International AG (Registered)	18,458	3,579,092
Logitech International SA (Registered)	24,408	1,888,777
Nestle SA (Registered)	35,751	4,241,466
Novartis AG (Registered)	25,420	2,209,030
Roche Holding AG	10,794	3,692,921

		17,588,840

Taiwan (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,675	5,567,482

United Kingdom (3.6%)
British American Tobacco plc	52,303	1,879,925
Linde plc	11,631	2,769,690
RELX plc	91,684	2,029,420

		6,679,035

United States (8.2%)
Amcor plc (CHDI)	224,579	2,497,341
Booking Holdings, Inc.*	2,084	3,565,057
Broadcom, Inc.	14,941	5,443,305
Philip Morris International, Inc.	49,573	3,717,479

		15,223,182

Total Common Stocks (96.8%) (Cost $146,745,742)		180,323,602

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, IM Shares	1,610,147	1,611,274

Total Short-Term Investment (0.9%) (Cost $1,611,274)		1,611,274

Total Investments in Securities (97.7%) (Cost $148,357,016)		181,934,876
Other Assets Less Liabilities (2.3%)		4,227,693

Net Assets (100%)		$186,162,569

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

CHDI — Clearing House Electronic Subregister System (CHESS) Depository Interest

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Industrials	$31,278,941	16.8%
Consumer Staples	30,106,605	16.2
Information Technology	30,049,581	16.1
Consumer Discretionary	28,664,715	15.4
Financials	26,261,358	14.1
Health Care	21,402,580	11.5
Communication Services	6,255,463	3.4
Materials	5,267,031	2.8
Investment Company	1,611,274	0.9
Energy	1,037,328	0.5
Cash and Other	4,227,693	2.3

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$1,067,503	$—	$1,067,503
Brazil	3,437,380	—	—	3,437,380
Canada	11,314,098	—	—	11,314,098
China	12,895,177	10,961,801	—	23,856,978
Denmark	—	5,477,950	—	5,477,950
France	—	8,625,074	—	8,625,074
Germany	—	14,570,950	—	14,570,950
Hong Kong	—	3,181,931	—	3,181,931
India	2,933,302	—	—	2,933,302
Ireland	3,418,409	1,524,977	—	4,943,386
Italy	—	3,742,447	—	3,742,447
Japan	—	24,103,144	—	24,103,144
Macau	—	2,754,724	—	2,754,724
Mexico	4,124,929	—	—	4,124,929
Netherlands	—	6,015,596	—	6,015,596
Singapore	—	1,336,910	—	1,336,910
South Korea	—	6,263,182	—	6,263,182
Sweden	—	7,515,579	—	7,515,579
Switzerland	—	17,588,840	—	17,588,840
Taiwan	5,567,482	—	—	5,567,482
United Kingdom	2,769,690	3,909,345	—	6,679,035
United States	12,725,841	2,497,341	—	15,223,182
Short-Term Investment
Investment Company	1,611,274	—	—	1,611,274

Total Assets	$60,797,582	$121,137,294	$—	$181,934,876

Total Liabilities	$—	$—	$—	$—

Total	$60,797,582	$121,137,294	$—	$181,934,876

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,030,593
Aggregate gross unrealized depreciation	(5,637,314)

Net unrealized appreciation	$32,393,279

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,541,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	25,949	$739,806
CenturyLink, Inc.	3,343	33,731
Verizon Communications, Inc.	14,997	892,171

		1,665,708

Entertainment (0.6%)
Activision Blizzard, Inc.	2,707	219,132
Electronic Arts, Inc.*	1,096	142,929
Live Nation Entertainment, Inc.*	542	29,203
Netflix, Inc.*	1,551	775,547
Take-Two Interactive Software, Inc.*	423	69,888
Walt Disney Co. (The)	6,306	782,448

		2,019,147

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	1,071	1,569,658
Alphabet, Inc., Class C*	1,081	1,588,637
Facebook, Inc., Class A*	8,464	2,216,722
Twitter, Inc.*	2,268	100,926

		5,475,943

Media (0.5%)
Charter Communications, Inc., Class A*	667	416,435
Comcast Corp., Class A	17,920	828,979
Discovery, Inc., Class A*	595	12,953
Discovery, Inc., Class C*	1,269	24,873
DISH Network Corp., Class A*	724	21,018
Fox Corp., Class A	1,241	34,537
Fox Corp., Class B	511	14,293
Interpublic Group of Cos., Inc. (The)	1,438	23,971
News Corp., Class A	1,610	22,572
News Corp., Class B	858	11,995
Omnicom Group, Inc.	865	42,817
ViacomCBS, Inc.	2,068	57,925

		1,512,368

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	1,140	130,370

Total Communication Services		10,803,536

Consumer Discretionary (3.6%)
Auto Components (0.1%)
Aptiv plc	974	89,296
BorgWarner, Inc.	742	28,745

		118,041

Automobiles (0.1%)
Ford Motor Co.	14,110	93,973
General Motors Co.	4,367	129,219

		223,192

Distributors (0.0%)
Genuine Parts Co.	545	51,868
LKQ Corp.*	1,028	28,506

		80,374

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	1,385	21,024
Chipotle Mexican Grill, Inc.*	97	120,640
Darden Restaurants, Inc.	451	45,434
Domino’s Pizza, Inc.	141	59,964
Hilton Worldwide Holdings, Inc.	1,015	86,600
Las Vegas Sands Corp.	1,250	58,325
Marriott International, Inc., Class A	999	92,487
McDonald’s Corp.	2,829	620,937
MGM Resorts International	1,667	36,257
Norwegian Cruise Line Holdings Ltd.*	664	11,361
Royal Caribbean Cruises Ltd.	611	39,550
Starbucks Corp.	4,956	425,820
Wynn Resorts Ltd.	323	23,195
Yum! Brands, Inc.	1,159	105,817

		1,747,411

Household Durables (0.1%)
DR Horton, Inc.	1,206	91,210
Garmin Ltd.	414	39,272
Leggett & Platt, Inc.	539	22,191
Lennar Corp., Class A	924	75,472
Mohawk Industries, Inc.*	232	22,641
Newell Brands, Inc.	1,795	30,802
NVR, Inc.*	7	28,582
PulteGroup, Inc.	840	38,884
Whirlpool Corp.	232	42,662

		391,716

Internet & Direct Marketing Retail (1.6%)
Amazon.com, Inc.*	1,472	4,634,931
Booking Holdings, Inc.*	179	306,212
eBay, Inc.	3,380	176,098
Etsy, Inc.*	411	49,990
Expedia Group, Inc.	457	41,902

		5,209,133

Leisure Products (0.0%)
Hasbro, Inc.	439	36,314

Multiline Retail (0.2%)
Dollar General Corp.	940	197,043
Dollar Tree, Inc.*	896	81,841
Target Corp.	2,011	316,571

		595,455

Specialty Retail (0.8%)
Advance Auto Parts, Inc.	254	38,989
AutoZone, Inc.*	112	131,896
Best Buy Co., Inc.	924	102,832
CarMax, Inc.*	645	59,282
Gap, Inc. (The)	755	12,858
Home Depot, Inc. (The)	4,145	1,151,108
L Brands, Inc.	887	28,215
Lowe’s Cos., Inc.	2,976	493,599
O’Reilly Automotive, Inc.*	301	138,785
Ross Stores, Inc.	1,338	124,862
Tiffany & Co.	379	43,907
TJX Cos., Inc. (The)	4,502	250,536
Tractor Supply Co.	435	62,353
Ulta Beauty, Inc.*	210	47,036

		2,686,258

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	1,084	17,073
NIKE, Inc., Class B	4,565	573,090
PVH Corp.	279	16,640
Ralph Lauren Corp.	201	13,662
Tapestry, Inc.	1,056	16,505
Under Armour, Inc., Class A*	733	8,231
Under Armour, Inc., Class C*	783	7,705
VF Corp.	1,103	77,486

		730,392

Total Consumer Discretionary		11,818,286

Consumer Staples (2.1%)
Beverages (0.5%)
Brown-Forman Corp., Class B	993	74,793
Coca-Cola Co. (The)	13,656	674,197
Constellation Brands, Inc., Class A	583	110,484
Molson Coors Beverage Co., Class B	708	23,761
Monster Beverage Corp.*	1,425	114,285
PepsiCo, Inc.	4,994	692,168

		1,689,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	1,554	$551,670
Kroger Co. (The)	2,863	97,084
Sysco Corp.	1,654	102,912
Walgreens Boots Alliance, Inc.	3,036	109,053
Walmart, Inc.	5,194	726,693

		1,587,412

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,992	92,608
Campbell Soup Co.	595	28,780
Conagra Brands, Inc.	1,407	50,244
General Mills, Inc.	2,043	126,012
Hershey Co. (The)	523	74,967
Hormel Foods Corp.	909	44,441
J M Smucker Co. (The)	376	43,435
Kellogg Co.	937	60,521
Kraft Heinz Co. (The)	2,068	61,937
Lamb Weston Holdings, Inc.	529	35,057
McCormick & Co., Inc. (Non- Voting)	429	83,269
Mondelez International, Inc., Class A	5,338	306,668
Tyson Foods, Inc., Class A	1,118	66,499

		1,074,438

Household Products (0.6%)
Church & Dwight Co., Inc.	927	86,869
Clorox Co. (The)	501	105,295
Colgate-Palmolive Co.	3,177	245,106
Kimberly-Clark Corp.	1,253	185,018
Procter & Gamble Co. (The)	8,976	1,247,574

		1,869,862

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	815	177,874

Tobacco (0.2%)
Altria Group, Inc.	6,670	257,729
Philip Morris International, Inc.	5,539	415,369

		673,098

Total Consumer Staples		7,072,372

Energy (0.6%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	1,491	19,816
Halliburton Co.	3,142	37,861
National Oilwell Varco, Inc.	1,338	12,122
Schlumberger NV	4,969	77,318
TechnipFMC plc	1,585	10,001

		157,118

Oil, Gas & Consumable Fuels (0.6%)
Apache Corp.	1,394	13,201
Cabot Oil & Gas Corp.	1,839	31,925
Chevron Corp.	6,886	495,792
Concho Resources, Inc.	533	23,516
ConocoPhillips	4,189	137,567
Devon Energy Corp.	1,817	17,189
Diamondback Energy, Inc.	548	16,506
EOG Resources, Inc.	2,080	74,755
Exxon Mobil Corp.	15,263	523,979
Hess Corp.	977	39,989
HollyFrontier Corp.	608	11,984
Kinder Morgan, Inc.	7,071	87,185
Marathon Oil Corp.	3,095	12,658
Marathon Petroleum Corp.	1,635	47,971
Noble Energy, Inc.	1,623	13,877
Occidental Petroleum Corp.	3,362	33,654
ONEOK, Inc.	1,532	39,801
Phillips 66	1,513	78,434
Pioneer Natural Resources Co.	598	51,422
Valero Energy Corp.	1,551	67,189
Williams Cos., Inc. (The)	3,048	59,893

		1,878,487

Total Energy		2,035,605

Financials (3.1%)
Banks (1.1%)
Bank of America Corp.	33,215	800,149
Citigroup, Inc.	8,925	384,757
Citizens Financial Group, Inc.	1,660	41,965
Comerica, Inc.	636	24,327
Fifth Third Bancorp	2,522	53,769
First Republic Bank	602	65,654
Huntington Bancshares, Inc.	3,882	35,598
JPMorgan Chase & Co.	12,052	1,160,246
KeyCorp	3,841	45,823
M&T Bank Corp.	542	49,913
People’s United Financial, Inc.	1,354	13,960
PNC Financial Services Group, Inc. (The)	1,648	181,132
Regions Financial Corp.	3,744	43,168
SVB Financial Group*	207	49,808
Truist Financial Corp.	4,768	181,422
US Bancorp	5,539	198,573
Wells Fargo & Co.	15,464	363,559
Zions Bancorp NA	630	18,409

		3,712,232

Capital Markets (0.8%)
Ameriprise Financial, Inc.	533	82,141
Bank of New York Mellon Corp. (The)	3,575	122,765
BlackRock, Inc.	448	252,470
Cboe Global Markets, Inc.	435	38,167
Charles Schwab Corp. (The)	4,242	153,688
CME Group, Inc.	1,206	201,776
E*TRADE Financial Corp.	959	47,998
Franklin Resources, Inc.	1,040	21,164
Goldman Sachs Group, Inc. (The)	1,225	246,188
Intercontinental Exchange, Inc.	2,058	205,903
MarketAxess Holdings, Inc.	144	69,349
Moody’s Corp.	586	169,852
Morgan Stanley	4,746	229,469
MSCI, Inc.	307	109,531
Nasdaq, Inc.	473	58,042
Northern Trust Corp.	733	57,152
Raymond James Financial, Inc.	467	33,979
S&P Global, Inc.	896	323,098
State Street Corp.	1,319	78,256
T. Rowe Price Group, Inc.	880	112,834

		2,613,822

Consumer Finance (0.2%)
American Express Co.	2,484	249,021
Capital One Financial Corp.	1,676	120,437
Discover Financial Services	1,269	73,323
Synchrony Financial	2,415	63,201

		505,982

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc., Class B*	6,911	1,471,628

Insurance (0.6%)
Aflac, Inc.	2,701	98,181
Allstate Corp. (The)	1,266	119,181
American International Group, Inc.	3,170	87,270
Aon plc, Class A	918	189,383
Arthur J Gallagher & Co.	639	67,466
Assurant, Inc.	166	20,137
Chubb Ltd.	1,726	200,423
Cincinnati Financial Corp.	501	39,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Re Group Ltd.	138	$27,261
Globe Life, Inc.	401	32,040
Hartford Financial Services Group, Inc. (The)	1,288	47,476
Lincoln National Corp.	780	24,437
Loews Corp.	865	30,059
Marsh & McLennan Cos., Inc.	1,795	205,887
MetLife, Inc.	3,634	135,076
Principal Financial Group, Inc.	934	37,612
Progressive Corp. (The)	2,118	200,511
Prudential Financial, Inc.	1,504	95,534
Travelers Cos., Inc. (The)	959	103,754
Unum Group	865	14,558
W R Berkley Corp.	555	33,938
Willis Towers Watson plc	479	100,025

		1,909,272

Total Financials		10,212,936

Health Care (4.5%)
Biotechnology (0.7%)
AbbVie, Inc.	6,607	578,707
Alexion Pharmaceuticals, Inc.*	815	93,260
Amgen, Inc.	2,384	605,917
Biogen, Inc.*	761	215,881
Gilead Sciences, Inc.	4,868	307,609
Incyte Corp.*	602	54,024
Regeneron Pharmaceuticals, Inc.*	279	156,179
Vertex Pharmaceuticals, Inc.*	934	254,160

		2,265,737

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	6,485	705,763
ABIOMED, Inc.*	151	41,836
Align Technology, Inc.*	266	87,078
Baxter International, Inc.	1,805	145,158
Becton Dickinson and Co.	977	227,328
Boston Scientific Corp.*	5,016	191,661
Cooper Cos., Inc. (The)	185	62,367
Danaher Corp.	2,209	475,664
Dentsply Sirona, Inc.	742	32,448
DexCom, Inc.*	341	140,570
Edwards Lifesciences Corp.*	2,112	168,580
Hologic, Inc.*	1,012	67,268
IDEXX Laboratories, Inc.*	298	117,147
Intuitive Surgical, Inc.*	417	295,878
Medtronic plc	4,887	507,857
ResMed, Inc.	551	94,458
STERIS plc	323	56,909
Stryker Corp.	1,165	242,751
Teleflex, Inc.	163	55,489
Varian Medical Systems, Inc.*	354	60,888
West Pharmaceutical Services, Inc.	257	70,649
Zimmer Biomet Holdings, Inc.	736	100,199

		3,947,946

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	580	56,214
Anthem, Inc.	912	244,954
Cardinal Health, Inc.	1,178	55,307
Centene Corp.*	2,065	120,451
Cigna Corp.	1,350	228,704
CVS Health Corp.	4,605	268,932
DaVita, Inc.*	476	40,769
HCA Healthcare, Inc.	1,009	125,802
Henry Schein, Inc.*	545	32,035
Humana, Inc.	486	201,151
Laboratory Corp. of America Holdings*	376	70,790
McKesson Corp.	727	108,272
Quest Diagnostics, Inc.	454	51,978
UnitedHealth Group, Inc.	3,456	1,077,477
Universal Health Services, Inc., Class B	301	32,213

		2,715,049

Health Care Technology (0.0%)
Cerner Corp.	1,071	77,423

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,194	120,522
Bio-Rad Laboratories, Inc., Class A*	85	43,814
Illumina, Inc.*	529	163,503
IQVIA Holdings, Inc.*	583	91,898
Mettler-Toledo International, Inc.*	100	96,575
PerkinElmer, Inc.	457	57,358
Thermo Fisher Scientific, Inc.	1,463	645,944
Waters Corp.*	301	58,900

		1,278,514

Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	8,308	500,889
Catalent, Inc.*	559	47,884
Eli Lilly and Co.	3,440	509,189
Johnson & Johnson	9,709	1,445,476
Merck & Co., Inc.	9,793	812,329
Mylan NV*	1,770	26,249
Perrigo Co. plc	439	20,155
Pfizer, Inc.	22,510	826,117
Zoetis, Inc.	1,748	289,067

		4,477,355

Total Health Care		14,762,024

Industrials (2.6%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	1,905	314,820
General Dynamics Corp.	968	134,000
Howmet Aerospace, Inc.	1,425	23,826
Huntington Ingalls Industries, Inc.	163	22,942
L3Harris Technologies, Inc.	815	138,420
Lockheed Martin Corp.	887	339,969
Northrop Grumman Corp.	620	195,604
Raytheon Technologies Corp.	5,235	301,222
Teledyne Technologies, Inc.*	147	45,601
Textron, Inc.	887	32,012
TransDigm Group, Inc.	169	80,295

		1,628,711

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	504	51,504
Expeditors International of Washington, Inc.	595	53,859
FedEx Corp.	896	225,362
United Parcel Service, Inc., Class B	2,466	410,909

		741,634

Airlines (0.1%)
Alaska Air Group, Inc.	395	14,469
American Airlines Group, Inc.	1,454	17,870
Delta Air Lines, Inc.	2,265	69,264
Southwest Airlines Co.	1,801	67,537
United Airlines Holdings, Inc.*	780	27,105

		196,245

Building Products (0.2%)
A O Smith Corp.	567	29,938
Allegion plc	335	33,135
Carrier Global Corp.	2,823	86,214
Fortune Brands Home & Security, Inc.	464	40,145
Ingersoll-Rand plc	930	112,763
Johnson Controls International plc	3,368	137,583
Masco Corp.	1,096	60,422

		500,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.1%)
Cintas Corp.	307	$102,179
Copart, Inc.*	730	76,767
Republic Services, Inc.	862	80,468
Rollins, Inc.	461	24,981
Waste Management, Inc.	1,429	161,720

		446,115

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	388	35,995
Quanta Services, Inc.	498	26,324

		62,319

Electrical Equipment (0.1%)
AMETEK, Inc.	818	81,309
Eaton Corp. plc	1,544	157,534
Emerson Electric Co.	2,306	151,205
Rockwell Automation, Inc.	457	100,851

		490,899

Industrial Conglomerates (0.3%)
3M Co.	2,112	338,300
General Electric Co.	30,185	188,053
Honeywell International, Inc.	2,679	440,990
Roper Technologies, Inc.	382	150,932

		1,118,275

Machinery (0.5%)
Caterpillar, Inc.	2,162	322,462
Cummins, Inc.	576	121,628
Deere & Co.	1,153	255,540
Dover Corp.	576	62,404
Flowserve Corp.	411	11,216
Fortive Corp.	1,096	83,526
IDEX Corp.	269	49,068
Illinois Tool Works, Inc.	1,075	207,701
Ingersoll Rand, Inc.*	827	29,441
Otis Worldwide Corp.	1,444	90,135
PACCAR, Inc.	1,234	105,236
Parker-Hannifin Corp.	473	95,707
Pentair plc	595	27,233
Snap-on, Inc.	210	30,897
Stanley Black & Decker, Inc.	570	92,454
Westinghouse Air Brake Technologies Corp.	166	10,272
Xylem, Inc.	636	53,500

		1,648,420

Professional Services (0.1%)
Equifax, Inc.	464	72,802
IHS Markit Ltd.	1,269	99,629
Nielsen Holdings plc	1,046	14,832
Robert Half International, Inc.	385	20,382
Verisk Analytics, Inc.	533	98,770

		306,415

Road & Rail (0.4%)
CSX Corp.	3,123	242,563
JB Hunt Transport Services, Inc.	279	35,260
Kansas City Southern	395	71,428
Norfolk Southern Corp.	1,043	223,192
Old Dominion Freight Line, Inc.	388	70,197
Union Pacific Corp.	2,754	542,180

		1,184,820

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,096	94,509
United Rentals, Inc.*	282	49,209
WW Grainger, Inc.	204	72,781

		216,499

Total Industrials		8,540,552

Information Technology (8.8%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	194	40,145
Cisco Systems, Inc.	17,246	679,320
F5 Networks, Inc.*	244	29,956
Juniper Networks, Inc.	1,216	26,144
Motorola Solutions, Inc.	561	87,970

		863,535

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,053	114,008
CDW Corp.	523	62,514
Corning, Inc.	2,995	97,068
FLIR Systems, Inc.	476	17,065
IPG Photonics Corp.*	160	27,195
Keysight Technologies, Inc.*	761	75,172
TE Connectivity Ltd.	1,269	124,032
Zebra Technologies Corp., Class A*	194	48,977

		566,031

IT Services (1.7%)
Accenture plc, Class A	2,287	516,839
Akamai Technologies, Inc.*	580	64,113
Automatic Data Processing, Inc.	1,560	217,604
Broadridge Financial Solutions, Inc.	442	58,344
Cognizant Technology Solutions Corp., Class A	2,074	143,977
DXC Technology Co.	993	17,725
Fidelity National Information Services, Inc.	1,660	244,369
Fiserv, Inc.*	1,429	147,258
FleetCor Technologies, Inc.*	307	73,097
Gartner, Inc.*	310	38,734
Global Payments, Inc.	1,065	189,123
International Business Machines Corp.	3,058	372,067
Jack Henry & Associates, Inc.	291	47,314
Leidos Holdings, Inc.	523	46,625
Mastercard, Inc., Class A	3,252	1,099,729
Paychex, Inc.	1,206	96,203
PayPal Holdings, Inc.*	4,016	791,272
VeriSign, Inc.*	363	74,361
Visa, Inc., Class A	6,350	1,269,810
Western Union Co. (The)	1,635	35,038

		5,543,602

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	3,067	251,463
Analog Devices, Inc.	1,310	152,929
Applied Materials, Inc.	3,640	216,398
Broadcom, Inc.	1,472	536,279
Intel Corp.	16,795	869,645
KLA Corp.	567	109,851
Lam Research Corp.	586	194,405
Maxim Integrated Products, Inc.	1,062	71,802
Microchip Technology, Inc.	827	84,983
Micron Technology, Inc.*	4,154	195,072
NVIDIA Corp.	2,190	1,185,272
Qorvo, Inc.*	417	53,797
QUALCOMM, Inc.	5,423	638,179
Skyworks Solutions, Inc.	677	98,504
Teradyne, Inc.	627	49,821
Texas Instruments, Inc.	3,524	503,192
Xilinx, Inc.	896	93,399

		5,304,991

Software (2.8%)
Adobe, Inc.*	1,761	863,647
ANSYS, Inc.*	291	95,224
Autodesk, Inc.*	802	185,270
Cadence Design Systems, Inc.*	946	100,872
Citrix Systems, Inc.	476	65,550
Fortinet, Inc.*	529	62,322
Intuit, Inc.	887	289,348
Microsoft Corp.	28,129	5,916,373

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	2,406	$50,141
Oracle Corp.	9,032	539,210
Paycom Software, Inc.*	191	59,458
salesforce.com, Inc.*	2,556	642,374
ServiceNow, Inc.*	636	308,460
Synopsys, Inc.*	580	124,108
Tyler Technologies, Inc.*	141	49,147

		9,351,504

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	61,037	7,068,695
Hewlett Packard Enterprise Co.	5,602	52,490
HP, Inc.	5,821	110,541
NetApp, Inc.	984	43,138
Seagate Technology plc	1,018	50,157
Western Digital Corp.	1,096	40,059
Xerox Holdings Corp.	670	12,576

		7,377,656

Total Information Technology		29,007,319

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	811	241,564
Albemarle Corp.	435	38,837
Celanese Corp.	511	54,907
CF Industries Holdings, Inc.	774	23,769
Corteva, Inc.	2,779	80,063
Dow, Inc.	2,738	128,823
DuPont de Nemours, Inc.	2,754	152,792
Eastman Chemical Co.	508	39,685
Ecolab, Inc.	940	187,850
FMC Corp.	467	49,460
International Flavors & Fragrances, Inc.	269	32,939
Linde plc	1,989	473,641
LyondellBasell Industries NV, Class A	1,140	80,359
Mosaic Co. (The)	1,156	21,120
PPG Industries, Inc.	896	109,384
Sherwin-Williams Co. (The)	310	215,989

		1,931,182

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	222	52,250
Vulcan Materials Co.	451	61,129

		113,379

Containers & Packaging (0.1%)
Amcor plc	1,548	17,105
Avery Dennison Corp.	332	42,443
Ball Corp.	1,360	113,043
International Paper Co.	1,429	57,932
Packaging Corp. of America	376	41,003
Sealed Air Corp.	595	23,092
Westrock Co.	871	30,258

		324,876

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,718	73,789
Newmont Corp.	1,964	124,616
Nucor Corp.	1,194	53,563

		251,968

Total Materials		2,621,405

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	401	64,160
American Tower Corp. (REIT)	1,613	389,910
Apartment Investment and Management Co. (REIT), Class A	598	20,165
AvalonBay Communities, Inc. (REIT)	476	71,086
Boston Properties, Inc. (REIT)	520	41,756
Crown Castle International Corp. (REIT)	1,519	252,913
Digital Realty Trust, Inc. (REIT)	733	107,575
Duke Realty Corp. (REIT)	1,140	42,066
Equinix, Inc. (REIT)	291	221,198
Equity Residential (REIT)	1,297	66,575
Essex Property Trust, Inc. (REIT)	254	51,001
Extra Space Storage, Inc. (REIT)	432	46,220
Federal Realty Investment Trust (REIT)	260	19,094
Healthpeak Properties, Inc. (REIT)	1,560	42,354
Host Hotels & Resorts, Inc. (REIT)	2,657	28,669
Iron Mountain, Inc. (REIT)	930	24,915
Kimco Realty Corp. (REIT)	1,407	15,843
Mid-America Apartment Communities, Inc. (REIT)	429	49,742
Prologis, Inc. (REIT)	1,886	189,769
Public Storage (REIT)	551	122,719
Realty Income Corp. (REIT)	1,034	62,815
Regency Centers Corp. (REIT)	520	19,770
SBA Communications Corp. (REIT)	414	131,851
Simon Property Group, Inc. (REIT)	1,084	70,113
SL Green Realty Corp. (REIT)	332	15,395
UDR, Inc. (REIT)	880	28,697
Ventas, Inc. (REIT)	1,234	51,779
Vornado Realty Trust (REIT)	655	22,080
Welltower, Inc. (REIT)	1,266	69,744
Weyerhaeuser Co. (REIT)	2,654	75,692

		2,415,666

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	1,043	48,990

Total Real Estate		2,464,656

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	768	39,667
American Electric Power Co., Inc.	1,754	143,354
Duke Energy Corp.	2,469	218,655
Edison International	1,118	56,839
Entergy Corp.	611	60,202
Evergy, Inc.	1,040	52,853
Eversource Energy	1,106	92,406
Exelon Corp.	3,493	124,910
FirstEnergy Corp.	1,601	45,965
NextEra Energy, Inc.	1,692	469,631
NRG Energy, Inc.	1,081	33,230
Pinnacle West Capital Corp.	417	31,087
PPL Corp.	2,553	69,467
Southern Co. (The)	3,703	200,777
Xcel Energy, Inc.	1,795	123,873

		1,762,916

Gas Utilities (0.0%)
Atmos Energy Corp.	451	43,111

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	2,553	46,235

Multi-Utilities (0.3%)
Ameren Corp.	818	64,687
CenterPoint Energy, Inc.	1,485	28,735
CMS Energy Corp.	1,043	64,051
Consolidated Edison, Inc.	1,165	90,637
Dominion Energy, Inc.	2,685	211,927
DTE Energy Co.	620	71,325
NiSource, Inc.	1,244	27,368
Public Service Enterprise Group, Inc.	1,886	103,560
Sempra Energy	921	109,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	1,140	$110,466

		881,765

Water Utilities (0.0%)
American Water Works Co., Inc.	670	97,070

Total Utilities		2,831,097

Total Common Stocks (31.0%) (Cost $69,029,185)		102,169,788

EXCHANGE TRADED FUNDS (ETF):
Equity (0.0%)
iShares Core S&P Mid-Cap ETF	174	32,244
iShares MSCI EAFE ETF	1,379	87,773
iShares Russell 2000 ETF	126	18,874

Total Exchange Traded Funds (0.0%) (Cost $132,954)		138,891

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (51.7%)
U.S. Treasury Notes
1.500%, 9/30/21	$14,530,000	14,728,041
2.000%, 10/31/21	6,119,800	6,242,688
1.500%, 11/30/21	1,053,300	1,069,974
1.625%, 12/31/21	4,355,300	4,436,018
0.375%, 3/31/22	4,350,000	4,365,637
0.125%, 4/30/22	8,000,000	8,000,023
0.125%, 5/31/22	562,400	562,336
0.125%, 6/30/22	5,900,000	5,899,564
0.125%, 8/31/22	1,700,000	1,699,937
1.875%, 10/31/22	2,114,500	2,190,813
2.000%, 2/15/23	2,432,300	2,539,221
0.250%, 4/15/23	12,200,000	12,234,350
0.250%, 6/15/23	2,600,000	2,607,252
1.375%, 6/30/23	23,000	23,774
1.250%, 7/31/23	9,030,400	9,310,469
2.250%, 1/31/24	2,697,200	2,882,962
2.375%, 2/29/24	3,250,000	3,492,922
2.250%, 4/30/24	5,989,600	6,430,675
2.375%, 8/15/24	3,605,900	3,907,944
1.250%, 8/31/24	3,478,600	3,619,875
0.375%, 4/30/25	3,600,000	3,621,426
2.125%, 5/15/25	2,945,000	3,198,280
0.250%, 6/30/25	12,750,000	12,744,813
2.000%, 8/15/25	3,311,000	3,587,795
0.250%, 8/31/25	2,800,000	2,797,827
2.250%, 11/15/25	1,846,900	2,030,594
1.625%, 2/15/26	4,644,400	4,969,232
1.625%, 5/15/26	2,194,700	2,351,955
1.500%, 8/15/26	2,250,400	2,399,436
2.000%, 11/15/26	3,997,300	4,388,898
2.250%, 2/15/27	2,140,000	2,389,183
0.500%, 4/30/27	975,000	979,764
2.375%, 5/15/27	1,789,500	2,017,769
0.500%, 6/30/27	7,005,000	7,032,098
2.250%, 11/15/27	1,917,100	2,156,152
2.750%, 2/15/28	1,286,200	1,496,762
2.875%, 5/15/28	1,804,200	2,123,797
2.875%, 8/15/28	960,000	1,134,008
3.125%, 11/15/28	230,000	277,153
2.625%, 2/15/29	2,095,000	2,448,578
2.375%, 5/15/29	1,739,400	2,002,519
1.625%, 8/15/29	1,630,000	1,775,232
1.750%, 11/15/29	1,805,700	1,989,036
0.625%, 5/15/30	4,315,000	4,303,036

Total U.S. Treasury Obligations		170,459,818

Total Long-Term Debt Securities (51.7%) (Cost $165,023,559)		170,459,818

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Occidental Petroleum Corp., expiring 8/3/27* (Cost $2,094)	423	1,269

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (11.7%)
JPMorgan Prime Money Market Fund, IM Shares	38,628,768	38,655,808

Total Short-Term Investment (11.7%) (Cost $38,631,408)		38,655,808

Total Investments in Securities (94.4%) (Cost $272,819,200)		311,425,574
Other Assets Less Liabilities (5.6%)		18,562,400

Net Assets (100%)		$329,987,974

*	Non-income producing.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	445	12/2020	USD	41,233,700	(768,000)
Russell 2000 E-Mini Index	74	12/2020	USD	5,566,280	(22,012)
S&P Midcap 400 E-Mini Index	26	12/2020	USD	4,825,340	(7,495)

					(797,507)

Short Contracts
S&P 500 E-Mini Index	(112)	12/2020	USD	(18,771,200)	(552,431)

					(552,431)

					(1,349,938)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,803,536	$—	$—	$10,803,536
Consumer Discretionary	11,818,286	—	—	11,818,286
Consumer Staples	7,072,372	—	—	7,072,372
Energy	2,035,605	—	—	2,035,605
Financials	10,212,936	—	—	10,212,936
Health Care	14,762,024	—	—	14,762,024
Industrials	8,540,552	—	—	8,540,552
Information Technology	29,007,319	—	—	29,007,319
Materials	2,621,405	—	—	2,621,405
Real Estate	2,464,656	—	—	2,464,656
Utilities	2,831,097	—	—	2,831,097
Exchange Traded Funds	138,891	—	—	138,891
Short-Term Investment
Investment Company	38,655,808	—	—	38,655,808
U.S. Treasury Obligations	—	170,459,818	—	170,459,818
Warrant
Energy	1,269	—	—	1,269

Total Assets	$140,965,756	$170,459,818	$—	$311,425,574

Liabilities:
Futures	$(1,349,938)	$—	$—	$(1,349,938)

Total Liabilities	$(1,349,938)	$—	$—	$(1,349,938)

Total	$139,615,818	$170,459,818	$—	$310,075,636

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,209,569
Aggregate gross unrealized depreciation	(7,571,594)

Net unrealized appreciation	$36,637,975

Federal income tax cost of investments in securities and derivative instruments, if applicable	$273,437,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	6,036	$172,086
CenturyLink, Inc.	848	8,556
Verizon Communications, Inc.	3,401	202,326

		382,968

Entertainment (0.7%)
Activision Blizzard, Inc.	632	51,160
Electronic Arts, Inc.*	255	33,255
Live Nation Entertainment, Inc.*	123	6,627
Netflix, Inc.*	363	181,511
Take-Two Interactive Software, Inc.*	84	13,879
Walt Disney Co. (The)	1,480	183,638

		470,070

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	249	364,934
Alphabet, Inc., Class C*	255	374,748
Facebook, Inc., Class A*	1,987	520,395
Twitter, Inc.*	647	28,792

		1,288,869

Media (0.5%)
Charter Communications, Inc., Class A*	132	82,413
Comcast Corp., Class A	3,734	172,735
Discovery, Inc., Class A*	156	3,396
Discovery, Inc., Class C*	258	5,057
DISH Network Corp., Class A*	192	5,574
Fox Corp., Class A	264	7,347
Fox Corp., Class B	138	3,860
Interpublic Group of Cos., Inc. (The)	297	4,951
News Corp., Class A	315	4,416
News Corp., Class B	192	2,684
Omnicom Group, Inc.	174	8,613
ViacomCBS, Inc.	423	11,848

		312,894

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	264	30,191

Total Communication Services		2,484,992

Consumer Discretionary (4.1%)
Auto Components (0.0%)
Aptiv plc	222	20,353
BorgWarner, Inc.	168	6,508

		26,861

Automobiles (0.1%)
Ford Motor Co.	3,257	21,691
General Motors Co.	1,010	29,886

		51,577

Distributors (0.0%)
Genuine Parts Co.	126	11,991
LKQ Corp.*	276	7,654

		19,645

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	342	5,192
Chipotle Mexican Grill, Inc.*	27	33,580
Darden Restaurants, Inc.	102	10,275
Domino’s Pizza, Inc.	33	14,034
Hilton Worldwide Holdings, Inc.	249	21,245
Las Vegas Sands Corp.	285	13,298
Marriott International, Inc., Class A	225	20,831
McDonald’s Corp.	623	136,742
MGM Resorts International	461	10,027
Norwegian Cruise Line Holdings Ltd.*	174	2,977
Royal Caribbean Cruises Ltd.	138	8,933
Starbucks Corp.	992	85,233
Wynn Resorts Ltd.	78	5,601
Yum! Brands, Inc.	258	23,555

		391,523

Household Durables (0.2%)
DR Horton, Inc.	285	21,555
Garmin Ltd.	126	11,952
Leggett & Platt, Inc.	102	4,199
Lennar Corp., Class A	249	20,338
Mohawk Industries, Inc.*	51	4,977
Newell Brands, Inc.	333	5,714
NVR, Inc.*	3	12,250
PulteGroup, Inc.	222	10,277
Whirlpool Corp.	54	9,930

		101,192

Internet & Direct Marketing Retail (1.8%)
Amazon.com, Inc.*	347	1,092,609
Booking Holdings, Inc.*	36	61,584
eBay, Inc.	668	34,803
Etsy, Inc.*	97	11,798
Expedia Group, Inc.	108	9,903

		1,210,697

Leisure Products (0.0%)
Hasbro, Inc.	96	7,941

Multiline Retail (0.2%)
Dollar General Corp.	222	46,536
Dollar Tree, Inc.*	192	17,537
Target Corp.	416	65,487

		129,560

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	54	8,289
AutoZone, Inc.*	27	31,796
Best Buy Co., Inc.	177	19,698
CarMax, Inc.*	138	12,684
Gap, Inc. (The)	126	2,146
Home Depot, Inc. (The)	905	251,328
L Brands, Inc.	249	7,921
Lowe’s Cos., Inc.	647	107,311
O’Reilly Automotive, Inc.*	66	30,431
Ross Stores, Inc.	297	27,716
Tiffany & Co.	84	9,731
TJX Cos., Inc. (The)	995	55,372
Tractor Supply Co.	96	13,761
Ulta Beauty, Inc.*	51	11,423

		589,607

Textiles, Apparel & Luxury Goods (0.3%)
Hanesbrands, Inc.	276	4,347
NIKE, Inc., Class B	1,028	129,055
PVH Corp.	69	4,115
Ralph Lauren Corp.	51	3,466
Tapestry, Inc.	249	3,892
Under Armour, Inc., Class A*	210	2,359
Under Armour, Inc., Class C*	117	1,151
VF Corp.	258	18,125

		166,510

Total Consumer Discretionary		2,695,113

Consumer Staples (2.5%)
Beverages (0.6%)
Brown-Forman Corp., Class B	138	10,394
Coca-Cola Co. (The)	3,170	156,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	132	$25,015
Molson Coors Beverage Co., Class B	156	5,236
Monster Beverage Corp.*	309	24,782
PepsiCo, Inc.	1,150	159,390

		381,320

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	363	128,865
Kroger Co. (The)	686	23,262
Sysco Corp.	408	25,386
Walgreens Boots Alliance, Inc.	632	22,701
Walmart, Inc.	1,168	163,415

		363,629

Food Products (0.4%)
Archer-Daniels-Midland Co.	479	22,269
Campbell Soup Co.	147	7,110
Conagra Brands, Inc.	408	14,570
General Mills, Inc.	515	31,765
Hershey Co. (The)	123	17,631
Hormel Foods Corp.	222	10,853
J M Smucker Co. (The)	105	12,130
Kellogg Co.	222	14,339
Kraft Heinz Co. (The)	539	16,143
Lamb Weston Holdings, Inc.	117	7,754
McCormick & Co., Inc. (Non-Voting)	102	19,798
Mondelez International, Inc., Class A	1,198	68,825
Tyson Foods, Inc., Class A	255	15,167

		258,354

Household Products (0.6%)
Church & Dwight Co., Inc.	210	19,679
Clorox Co. (The)	105	22,068
Colgate-Palmolive Co.	698	53,851
Kimberly-Clark Corp.	276	40,754
Procter & Gamble Co. (The)	2,070	287,709

		424,061

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	186	40,595

Tobacco (0.2%)
Altria Group, Inc.	1,537	59,390
Philip Morris International, Inc.	1,279	95,912

		155,302

Total Consumer Staples		1,623,261

Energy (0.7%)
Energy Equipment & Services (0.0%)
Baker Hughes Co.	584	7,761
Halliburton Co.	743	8,953
National Oilwell Varco, Inc.	315	2,854
Schlumberger NV	1,117	17,381
TechnipFMC plc	306	1,931

		38,880

Oil, Gas & Consumable Fuels (0.7%)
Apache Corp.	297	2,813
Cabot Oil & Gas Corp.	342	5,937
Chevron Corp.	1,564	112,608
Concho Resources, Inc.	168	7,412
ConocoPhillips	929	30,508
Devon Energy Corp.	306	2,895
Diamondback Energy, Inc.	126	3,795
EOG Resources, Inc.	479	17,215
Exxon Mobil Corp.	3,503	120,258
Hess Corp.	228	9,332
HollyFrontier Corp.	117	2,306
Kinder Morgan, Inc.	1,597	19,691
Marathon Oil Corp.	729	2,982
Marathon Petroleum Corp.	542	15,902
Noble Energy, Inc.	423	3,617
Occidental Petroleum Corp.	716	7,167
ONEOK, Inc.	333	8,651
Phillips 66	363	18,818
Pioneer Natural Resources Co.	138	11,867
Valero Energy Corp.	351	15,205
Williams Cos., Inc. (The)	1,028	20,200

		439,179

Total Energy		478,059

Financials (3.5%)
Banks (1.2%)
Bank of America Corp.	6,956	167,570
Citigroup, Inc.	1,873	80,745
Citizens Financial Group, Inc.	366	9,252
Comerica, Inc.	132	5,049
Fifth Third Bancorp	599	12,771
First Republic Bank	147	16,032
Huntington Bancshares, Inc.	905	8,299
JPMorgan Chase & Co.	2,652	255,308
KeyCorp	839	10,009
M&T Bank Corp.	108	9,946
People’s United Financial, Inc.	390	4,021
PNC Financial Services Group, Inc. (The)	369	40,557
Regions Financial Corp.	794	9,155
SVB Financial Group*	45	10,828
Truist Financial Corp.	1,141	43,415
US Bancorp	1,195	42,841
Wells Fargo & Co.	3,302	77,630
Zions Bancorp NA	138	4,032

		807,460

Capital Markets (0.9%)
Ameriprise Financial, Inc.	105	16,182
Bank of New York Mellon Corp. (The)	707	24,278
BlackRock, Inc.	102	57,482
Cboe Global Markets, Inc.	102	8,949
Charles Schwab Corp. (The)	956	34,636
CME Group, Inc.	288	48,185
E*TRADE Financial Corp.	210	10,510
Franklin Resources, Inc.	234	4,762
Goldman Sachs Group, Inc. (The)	261	52,453
Intercontinental Exchange, Inc.	479	47,924
MarketAxess Holdings, Inc.	36	17,337
Moody’s Corp.	132	38,260
Morgan Stanley	1,028	49,704
MSCI, Inc.	69	24,618
Nasdaq, Inc.	84	10,308
Northern Trust Corp.	174	13,567
Raymond James Financial, Inc.	105	7,640
S&P Global, Inc.	201	72,481
State Street Corp.	297	17,621
T. Rowe Price Group, Inc.	192	24,618

		581,515

Consumer Finance (0.2%)
American Express Co.	545	54,636
Capital One Financial Corp.	393	28,241
Discover Financial Services	264	15,254
Synchrony Financial	488	12,771

		110,902

Diversified Financial Services (0.5%)
Berkshire Hathaway, Inc., Class B*	1,618	344,537

Insurance (0.7%)
Aflac, Inc.	611	22,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp. (The)	264	$24,853
American International Group, Inc.	698	19,216
Aon plc, Class A	198	40,847
Arthur J Gallagher & Co.	150	15,837
Assurant, Inc.	54	6,551
Chubb Ltd.	378	43,893
Cincinnati Financial Corp.	114	8,889
Everest Re Group Ltd.	18	3,556
Globe Life, Inc.	96	7,670
Hartford Financial Services Group, Inc. (The)	306	11,279
Lincoln National Corp.	177	5,545
Loews Corp.	210	7,298
Marsh & McLennan Cos., Inc.	422	48,403
MetLife, Inc.	659	24,495
Principal Financial Group, Inc.	201	8,094
Progressive Corp. (The)	464	43,927
Prudential Financial, Inc.	333	21,152
Travelers Cos., Inc. (The)	222	24,018
Unum Group	156	2,626
W R Berkley Corp.	147	8,989
Willis Towers Watson plc	108	22,553

		421,901

Total Financials		2,266,315

Health Care (5.0%)
Biotechnology (0.8%)
AbbVie, Inc.	1,462	128,057
Alexion Pharmaceuticals, Inc.*	192	21,971
Amgen, Inc.	488	124,030
Biogen, Inc.*	150	42,552
Gilead Sciences, Inc.	1,028	64,959
Incyte Corp.*	147	13,192
Regeneron Pharmaceuticals, Inc.*	66	36,945
Vertex Pharmaceuticals, Inc.*	210	57,145

		488,851

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	1,471	160,089
ABIOMED, Inc.*	36	9,974
Align Technology, Inc.*	66	21,606
Baxter International, Inc.	422	33,937
Becton Dickinson and Co.	225	52,353
Boston Scientific Corp.*	1,174	44,859
Cooper Cos., Inc. (The)	45	15,170
Danaher Corp.	530	114,125
Dentsply Sirona, Inc.	210	9,183
DexCom, Inc.*	75	30,917
Edwards Lifesciences Corp.*	524	41,826
Hologic, Inc.*	228	15,155
IDEXX Laboratories, Inc.*	78	30,663
Intuitive Surgical, Inc.*	102	72,373
Medtronic plc	1,117	116,079
ResMed, Inc.	123	21,086
STERIS plc	69	12,157
Stryker Corp.	264	55,010
Teleflex, Inc.	45	15,319
Varian Medical Systems, Inc.*	78	13,416
West Pharmaceutical Services, Inc.	57	15,669
Zimmer Biomet Holdings, Inc.	159	21,646

		922,612

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	126	12,212
Anthem, Inc.	210	56,404
Cardinal Health, Inc.	264	12,395
Centene Corp.*	494	28,815
Cigna Corp.	324	54,889
CVS Health Corp.	1,072	62,605
DaVita, Inc.*	78	6,681
HCA Healthcare, Inc.	225	28,053
Henry Schein, Inc.*	105	6,172
Humana, Inc.	114	47,183
Laboratory Corp. of America Holdings*	81	15,250
McKesson Corp.	150	22,339
Quest Diagnostics, Inc.	108	12,365
UnitedHealth Group, Inc.	788	245,675
Universal Health Services, Inc., Class B	66	7,063

		618,101

Health Care Technology (0.0%)
Cerner Corp.	264	19,084

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	258	26,042
Bio-Rad Laboratories, Inc., Class A*	17	8,763
Illumina, Inc.*	123	38,017
IQVIA Holdings, Inc.*	150	23,644
Mettler-Toledo International, Inc.*	21	20,281
PerkinElmer, Inc.	105	13,179
Thermo Fisher Scientific, Inc.	333	147,026
Waters Corp.*	66	12,915

		289,867

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	1,936	116,721
Catalent, Inc.*	131	11,221
Eli Lilly and Co.	692	102,430
Johnson & Johnson	2,175	323,814
Merck & Co., Inc.	2,124	176,186
Mylan NV*	461	6,837
Perrigo Co. plc	123	5,647
Pfizer, Inc.	4,576	167,939
Zoetis, Inc.	381	63,006

		973,801

Total Health Care		3,312,316

Industrials (3.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)	440	72,714
General Dynamics Corp.	192	26,579
Howmet Aerospace, Inc.	315	5,267
Huntington Ingalls Industries, Inc.	30	4,222
L3Harris Technologies, Inc.	186	31,590
Lockheed Martin Corp.	210	80,489
Northrop Grumman Corp.	132	41,645
Raytheon Technologies Corp.	1,195	68,760
Teledyne Technologies, Inc.*	33	10,237
Textron, Inc.	186	6,713
TransDigm Group, Inc.	45	21,380

		369,596

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	123	12,569
Expeditors International of Washington, Inc.	147	13,307
FedEx Corp.	198	49,801
United Parcel Service, Inc., Class B	584	97,312

		172,989

Airlines (0.1%)
Alaska Air Group, Inc.	96	3,516
American Airlines Group, Inc.	357	4,388
Delta Air Lines, Inc.	479	14,648
Southwest Airlines Co.	381	14,287
United Airlines Holdings, Inc.*	192	6,672

		43,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.2%)
A O Smith Corp.	132	$6,970
Allegion plc	78	7,715
Carrier Global Corp.	668	20,401
Fortune Brands Home & Security, Inc.	108	9,344
Ingersoll-Rand plc	198	24,007
Johnson Controls International plc	662	27,043
Masco Corp.	249	13,727

		109,207

Commercial Services & Supplies (0.1%)
Cintas Corp.	66	21,967
Copart, Inc.*	156	16,405
Republic Services, Inc.	177	16,523
Rollins, Inc.	117	6,340
Waste Management, Inc.	315	35,648

		96,883

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	114	10,576
Quanta Services, Inc.	105	5,550

		16,126

Electrical Equipment (0.2%)
AMETEK, Inc.	198	19,681
Eaton Corp. plc	357	36,425
Emerson Electric Co.	488	31,998
Rockwell Automation, Inc.	102	22,509

		110,613

Industrial Conglomerates (0.4%)
3M Co.	464	74,323
General Electric Co.	7,285	45,386
Honeywell International, Inc.	593	97,614
Roper Technologies, Inc.	84	33,189

		250,512

Machinery (0.6%)
Caterpillar, Inc.	464	69,206
Cummins, Inc.	138	29,140
Deere & Co.	261	57,846
Dover Corp.	126	13,651
Flowserve Corp.	84	2,292
Fortive Corp.	258	19,662
IDEX Corp.	69	12,586
Illinois Tool Works, Inc.	243	46,950
Ingersoll Rand, Inc.*	174	6,194
Otis Worldwide Corp.	336	20,973
PACCAR, Inc.	285	24,305
Parker-Hannifin Corp.	105	21,246
Pentair plc	159	7,278
Snap-on, Inc.	45	6,621
Stanley Black & Decker, Inc.	132	21,410
Westinghouse Air Brake Technologies Corp.	156	9,653
Xylem, Inc.	156	13,123

		382,136

Professional Services (0.1%)
Equifax, Inc.	102	16,004
IHS Markit Ltd.	345	27,086
Nielsen Holdings plc	324	4,594
Robert Half International, Inc.	114	6,035
Verisk Analytics, Inc.	132	24,461

		78,180

Road & Rail (0.4%)
CSX Corp.	662	51,417
JB Hunt Transport Services, Inc.	78	9,858
Kansas City Southern	96	17,360
Norfolk Southern Corp.	222	47,506
Old Dominion Freight Line, Inc.	99	17,911
Union Pacific Corp.	584	114,972

		259,024

Trading Companies & Distributors (0.1%)
Fastenal Co.	464	20,922
United Rentals, Inc.*	66	11,517
WW Grainger, Inc.	36	12,844

		45,283

Total Industrials		1,934,060

Information Technology (10.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	51	10,553
Cisco Systems, Inc.	3,491	137,511
F5 Networks, Inc.*	51	6,261
Juniper Networks, Inc.	258	5,547
Motorola Solutions, Inc.	132	20,699

		180,571

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	243	26,310
CDW Corp.	123	14,702
Corning, Inc.	641	20,775
FLIR Systems, Inc.	123	4,409
IPG Photonics Corp.*	30	5,099
Keysight Technologies, Inc.*	150	14,817
TE Connectivity Ltd.	282	27,563
Zebra Technologies Corp., Class A*	45	11,361

		125,036

IT Services (2.0%)
Accenture plc, Class A	518	117,063
Akamai Technologies, Inc.*	150	16,581
Automatic Data Processing, Inc.	363	50,635
Broadridge Financial Solutions, Inc.	84	11,088
Cognizant Technology Solutions Corp., Class A	464	32,211
DXC Technology Co.	231	4,123
Fidelity National Information Services, Inc.	506	74,488
Fiserv, Inc.*	464	47,815
FleetCor Technologies, Inc.*	78	18,572
Gartner, Inc.*	78	9,746
Global Payments, Inc.	249	44,218
International Business Machines Corp.	719	87,481
Jack Henry & Associates, Inc.	66	10,731
Leidos Holdings, Inc.	108	9,628
Mastercard, Inc., Class A	737	249,231
Paychex, Inc.	258	20,581
PayPal Holdings, Inc.*	971	191,316
VeriSign, Inc.*	81	16,593
Visa, Inc., Class A	1,420	283,957
Western Union Co. (The)	351	7,522

		1,303,580

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	869	71,249
Analog Devices, Inc.	306	35,723
Applied Materials, Inc.	743	44,171
Broadcom, Inc.	333	121,319
Intel Corp.	3,677	190,395
KLA Corp.	132	25,574
Lam Research Corp.	123	40,805
Maxim Integrated Products, Inc.	231	15,618
Microchip Technology, Inc.	186	19,113
Micron Technology, Inc.*	905	42,499
NVIDIA Corp.	506	273,857
Qorvo, Inc.*	108	13,933
QUALCOMM, Inc.	1,007	118,504
Skyworks Solutions, Inc.	147	21,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	146	$11,601
Texas Instruments, Inc.	776	110,805
Xilinx, Inc.	210	21,890

		1,178,445

Software (3.2%)
Adobe, Inc.*	402	197,153
ANSYS, Inc.*	69	22,579
Autodesk, Inc.*	177	40,889
Cadence Design Systems, Inc.*	234	24,951
Citrix Systems, Inc.	105	14,460
Fortinet, Inc.*	108	12,724
Intuit, Inc.	210	68,504
Microsoft Corp.	6,320	1,329,286
NortonLifeLock, Inc.	479	9,982
Oracle Corp.	1,816	108,415
Paycom Software, Inc.*	45	14,009
salesforce.com, Inc.*	719	180,699
ServiceNow, Inc.*	177	85,845
Synopsys, Inc.*	126	26,961
Tyler Technologies, Inc.*	33	11,502

		2,147,959

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	14,035	1,625,393
Hewlett Packard Enterprise Co.	1,075	10,073
HP, Inc.	1,255	23,833
NetApp, Inc.	198	8,680
Seagate Technology plc	192	9,460
Western Digital Corp.	255	9,320
Xerox Holdings Corp.	147	2,759

		1,689,518

Total Information Technology		6,625,109

Materials (0.9%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.	186	55,402
Albemarle Corp.	105	9,375
Celanese Corp.	105	11,282
CF Industries Holdings, Inc.	192	5,896
Corteva, Inc.	656	18,899
Dow, Inc.	608	28,606
DuPont de Nemours, Inc.	617	34,231
Eastman Chemical Co.	117	9,140
Ecolab, Inc.	210	41,966
FMC Corp.	105	11,121
International Flavors & Fragrances, Inc.	96	11,755
Linde plc	440	104,777
LyondellBasell Industries NV, Class A	222	15,649
Mosaic Co. (The)	324	5,920
PPG Industries, Inc.	198	24,172
Sherwin-Williams Co. (The)	69	48,075

		436,266

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	51	12,003
Vulcan Materials Co.	105	14,232

		26,235

Containers & Packaging (0.1%)
Amcor plc	1,351	14,929
Avery Dennison Corp.	69	8,821
Ball Corp.	264	21,944
International Paper Co.	306	12,405
Packaging Corp. of America	81	8,833
Sealed Air Corp.	105	4,075
Westrock Co.	231	8,025

		79,032

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,288	20,144
Newmont Corp.	662	42,004
Nucor Corp.	249	11,170

		73,318

Total Materials		614,851

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)	102	16,320
American Tower Corp. (REIT)	363	87,748
Apartment Investment and Management Co. (REIT), Class A	123	4,148
AvalonBay Communities, Inc. (REIT)	123	18,369
Boston Properties, Inc. (REIT)	114	9,154
Crown Castle International Corp. (REIT)	339	56,444
Digital Realty Trust, Inc. (REIT)	159	23,335
Duke Realty Corp. (REIT)	315	11,623
Equinix, Inc. (REIT)	69	52,449
Equity Residential (REIT)	297	15,245
Essex Property Trust, Inc. (REIT)	54	10,843
Extra Space Storage, Inc. (REIT)	102	10,913
Federal Realty Investment Trust (REIT)	66	4,847
Healthpeak Properties, Inc. (REIT)	423	11,484
Host Hotels & Resorts, Inc. (REIT)	656	7,078
Iron Mountain, Inc. (REIT)	258	6,912
Kimco Realty Corp. (REIT)	309	3,479
Mid-America Apartment Communities, Inc. (REIT)	102	11,827
Prologis, Inc. (REIT)	530	53,329
Public Storage (REIT)	123	27,395
Realty Income Corp. (REIT)	264	16,038
Regency Centers Corp. (REIT)	126	4,791
SBA Communications Corp. (REIT)	84	26,752
Simon Property Group, Inc. (REIT)	255	16,493
SL Green Realty Corp. (REIT)	81	3,756
UDR, Inc. (REIT)	222	7,239
Ventas, Inc. (REIT)	297	12,462
Vornado Realty Trust (REIT)	138	4,652
Welltower, Inc. (REIT)	324	17,849
Weyerhaeuser Co. (REIT)	599	17,083

		570,057

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	288	13,528

Total Real Estate		583,585

Utilities (1.0%)
Electric Utilities (0.7%)
Alliant Energy Corp.	210	10,847
American Electric Power Co., Inc.	411	33,591
Duke Energy Corp.	593	52,516
Edison International	297	15,099
Entergy Corp.	159	15,666
Evergy, Inc.	210	10,672
Eversource Energy	258	21,556
Exelon Corp.	809	28,930
FirstEnergy Corp.	449	12,891
NextEra Energy, Inc.	405	112,412
NRG Energy, Inc.	210	6,455
Pinnacle West Capital Corp.	96	7,157
PPL Corp.	590	16,054
Southern Co. (The)	854	46,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	440	$30,364

		420,514

Gas Utilities (0.0%)
Atmos Energy Corp.	102	9,750

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	518	9,381

Multi-Utilities (0.3%)
Ameren Corp.	201	15,895
CenterPoint Energy, Inc.	443	8,572
CMS Energy Corp.	243	14,923
Consolidated Edison, Inc.	282	21,940
Dominion Energy, Inc.	662	52,252
DTE Energy Co.	156	17,946
NiSource, Inc.	309	6,798
Public Service Enterprise Group, Inc.	408	22,403
Sempra Energy	231	27,341
WEC Energy Group, Inc.	258	25,000

		213,070

Water Utilities (0.0%)
American Water Works Co., Inc.	147	21,298

Total Utilities		674,013

Total Common Stocks (35.5%) (Cost $21,231,276)		23,291,674

EXCHANGE TRADED FUNDS (ETF):
Equity (1.9%)
iShares Core S&P 500 ETF	2,828	950,378
iShares Core S&P Mid-Cap ETF	724	134,164
iShares MSCI EAFE ETF	1,312	83,509
iShares Russell 2000 ETF	330	49,431

Total Exchange Traded Funds (1.9%) (Cost $1,028,920)		1,217,482

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.3%)
Communication Services (3.1%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.125%, 2/17/26	$170,000	195,634
4.300%, 2/15/30	200,000	236,519
Verizon Communications, Inc.
4.329%, 9/21/28	250,000	302,985
3.150%, 3/22/30	50,000	56,398

		791,536

Entertainment (0.3%)
TWDC Enterprises 18 Corp.
3.000%, 2/13/26	90,000	99,595
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	113,363

		212,958

Interactive Media & Services (0.1%)
Alphabet, Inc.
1.100%, 8/15/30	100,000	98,817

Media (1.0%)
Charter Communications Operating LLC
5.050%, 3/30/29	100,000	119,144
Comcast Corp.
4.150%, 10/15/28	140,000	168,091
3.400%, 4/1/30	225,000	260,964
Discovery Communications LLC
3.950%, 3/20/28	36,000	40,959
ViacomCBS, Inc.
2.900%, 1/15/27	35,000	37,732

		626,890

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc.
3.875%, 4/15/30§	220,000	249,067
Vodafone Group plc
4.375%, 5/30/28	80,000	94,281

		343,348

Total Communication Services		2,073,549

Consumer Discretionary (1.6%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.
2.625%, 9/1/29	150,000	162,854
2.125%, 3/1/30	50,000	51,685
Starbucks Corp.
3.550%, 8/15/29	100,000	114,929

		329,468

Internet & Direct Marketing Retail (0.4%)
Amazon.com, Inc.
3.150%, 8/22/27	100,000	113,592
Booking Holdings, Inc.
4.625%, 4/13/30	75,000	90,231
Expedia Group, Inc.
4.625%, 8/1/27§	50,000	52,282

		256,105

Specialty Retail (0.5%)
Home Depot, Inc. (The)
3.000%, 4/1/26	80,000	89,544
3.900%, 12/6/28	50,000	59,803
Lowe’s Cos., Inc.
2.500%, 4/15/26	135,000	146,695
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	59,183

		355,225

Textiles, Apparel & Luxury Goods (0.2%)
NIKE, Inc.
2.850%, 3/27/30	100,000	112,229

Total Consumer Discretionary		1,053,027

Consumer Staples (3.0%)
Beverages (1.4%)
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26	100,000	111,540
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	150,000	182,355
Coca-Cola Co. (The)
1.450%, 6/1/27	90,000	92,174
2.125%, 9/6/29	100,000	106,745
Constellation Brands, Inc.
3.150%, 8/1/29	100,000	110,164
Keurig Dr Pepper, Inc.
4.597%, 5/25/28	100,000	120,218
PepsiCo, Inc.
2.375%, 10/6/26	100,000	108,799
1.625%, 5/1/30	75,000	76,935

		908,930

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	113,000	114,962
Sysco Corp.
3.250%, 7/15/27	50,000	54,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 2/15/30	$50,000	$50,240
Walmart, Inc.
3.700%, 6/26/28	170,000	200,451

		419,949

Food Products (0.2%)
Tyson Foods, Inc.
3.550%, 6/2/27	37,000	41,762
Unilever Capital Corp.
3.500%, 3/22/28	100,000	116,013

		157,775

Household Products (0.1%)
Procter & Gamble Co. (The)
2.700%, 2/2/26	50,000	55,383

Tobacco (0.7%)
Altria Group, Inc.
4.400%, 2/14/26	110,000	126,572
4.800%, 2/14/29	25,000	29,510
BAT Capital Corp.
3.557%, 8/15/27	205,000	220,581
Philip Morris International, Inc.
3.375%, 8/15/29	39,000	44,353

		421,016

Total Consumer Staples		1,963,053

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	200,000	236,214
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29§	75,000	78,094
Chevron Corp.
2.954%, 5/16/26	100,000	111,042
Concho Resources, Inc.
3.750%, 10/1/27	75,000	80,555
ConocoPhillips Co.
4.950%, 3/15/26	90,000	107,540
Enbridge, Inc.
3.700%, 7/15/27	110,000	121,875
Energy Transfer Operating LP
5.500%, 6/1/27	140,000	153,733
4.950%, 6/15/28	75,000	79,495
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	175,224
Exxon Mobil Corp.
3.043%, 3/1/26	75,000	82,958
3.294%, 3/19/27	75,000	84,827
Kinder Morgan, Inc.
4.300%, 3/1/28	60,000	68,241
MPLX LP
4.000%, 3/15/28	130,000	140,918
ONEOK, Inc.
4.000%, 7/13/27	100,000	104,057
Sabine Pass Liquefaction LLC
5.875%, 6/30/26	125,000	147,814
Total Capital International SA
2.829%, 1/10/30	80,000	88,179
TransCanada PipeLines Ltd.
4.875%, 1/15/26	105,000	123,176
Valero Energy Corp.
4.000%, 4/1/29	93,000	101,320
Williams Cos., Inc. (The)
3.750%, 6/15/27	135,000	148,119

Total Energy		2,233,381

Financials (13.2%)
Banks (8.9%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)	330,000	367,079
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)	450,000	467,848
(SOFR + 1.53%), 1.898%, 7/23/31(k)	100,000	99,509
Barclays plc
4.375%, 1/12/26	200,000	224,611
Citigroup, Inc.
4.600%, 3/9/26	260,000	296,902
4.450%, 9/29/27	330,000	382,711
(SOFR + 2.11%), 2.572%, 6/3/31(k)	50,000	52,386
HSBC Holdings plc
4.375%, 11/23/26	400,000	440,984
JPMorgan Chase & Co.
2.950%, 10/1/26	125,000	137,564
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)	190,000	213,028
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)	460,000	551,035
KeyCorp
4.100%, 4/30/28	100,000	116,790
Lloyds Banking Group plc
4.650%, 3/24/26	200,000	221,214
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	225,000	257,384
Natwest Group plc
4.800%, 4/5/26	200,000	230,653
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	150,000	172,591
Santander Holdings USA, Inc.
4.400%, 7/13/27	175,000	190,669
Sumitomo Mitsui Financial Group, Inc.
2.632%, 7/14/26	298,000	320,266
Truist Financial Corp.
3.875%, 3/19/29	150,000	172,033
US Bancorp
3.100%, 4/27/26	130,000	144,678
Wells Fargo & Co.
4.300%, 7/22/27	50,000	57,055
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	295,000	328,653
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	230,000	245,829
Westpac Banking Corp.
2.850%, 5/13/26	150,000	165,966

		5,857,438

Capital Markets (2.3%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	150,000	171,777
Charles Schwab Corp. (The)
3.250%, 5/22/29	100,000	114,387
Goldman Sachs Group, Inc. (The)
3.750%, 2/25/26	130,000	145,755
(ICE LIBOR USD 3 Month + 1.30%), 4.223%, 5/1/29(k)	240,000	278,894
Intercontinental Exchange, Inc.
2.100%, 6/15/30	100,000	103,209
Morgan Stanley
3.950%, 4/23/27	350,000	395,864
(SOFR + 1.14%), 2.699%, 1/22/31(k)	200,000	212,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
State Street Corp.
2.650%, 5/19/26	$50,000	$54,760
2.400%, 1/24/30	40,000	43,420

		1,520,977

Consumer Finance (1.1%)
American Express Credit Corp.
3.300%, 5/3/27	100,000	112,820
Capital One Financial Corp.
4.200%, 10/29/25	150,000	166,460
Discover Financial Services
4.100%, 2/9/27	125,000	139,038
General Motors Financial Co., Inc.
5.250%, 3/1/26	150,000	169,223
Toyota Motor Credit Corp.
3.375%, 4/1/30	100,000	115,478

		703,019

Diversified Financial Services (0.3%)
National Rural Utilities Cooperative Finance Corp.
3.250%, 11/1/25	50,000	55,880
Shell International Finance BV
2.375%, 11/7/29	160,000	167,355

		223,235

Insurance (0.6%)
American International Group, Inc.
4.250%, 3/15/29	130,000	152,117
Aon Corp.
2.800%, 5/15/30	100,000	108,246
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	50,000	56,792
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)	50,000	53,000

		370,155

Total Financials		8,674,824

Health Care (4.3%)
Biotechnology (0.7%)
AbbVie, Inc.
4.250%, 11/14/28	250,000	294,580
Amgen, Inc.
2.600%, 8/19/26	100,000	108,553
Gilead Sciences, Inc.
3.650%, 3/1/26	70,000	79,038

		482,171

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
1.150%, 1/30/28	50,000	50,385
Becton Dickinson and Co.
3.700%, 6/6/27	31,000	35,032

		85,417

Health Care Providers & Services (1.7%)
Anthem, Inc.
4.101%, 3/1/28	130,000	150,820
Cigna Corp.
3.050%, 10/15/27	80,000	87,312
4.375%, 10/15/28	100,000	118,138
CVS Health Corp.
3.000%, 8/15/26	150,000	164,134
4.300%, 3/25/28	205,000	239,076
HCA, Inc.
4.125%, 6/15/29	115,000	129,963
UnitedHealth Group, Inc.
1.250%, 1/15/26	40,000	40,889
3.375%, 4/15/27	175,000	198,620

		1,128,952

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
2.950%, 9/19/26	30,000	33,370
2.600%, 10/1/29	30,000	32,673
4.497%, 3/25/30	50,000	61,337

		127,380

Pharmaceuticals (1.6%)
AstraZeneca plc
3.375%, 11/16/25	79,000	88,376
1.375%, 8/6/30	50,000	48,715
Bristol-Myers Squibb Co.
3.200%, 6/15/26	80,000	90,114
3.450%, 11/15/27	130,000	150,151
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	44,000	52,104
Johnson & Johnson
2.450%, 3/1/26	65,000	70,920
0.950%, 9/1/27	50,000	50,198
Merck & Co., Inc.
3.400%, 3/7/29	90,000	104,528
Pfizer, Inc.
3.000%, 12/15/26	115,000	129,404
2.625%, 4/1/30	50,000	55,500
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	201,729

		1,041,739

Total Health Care		2,865,659

Industrials (2.7%)
Aerospace & Defense (0.9%)
Boeing Co. (The)
2.250%, 6/15/26	115,000	109,518
5.040%, 5/1/27	50,000	55,148
General Dynamics Corp.
3.625%, 4/1/30	75,000	88,834
Northrop Grumman Corp.
3.250%, 1/15/28	100,000	113,027
Raytheon Technologies Corp.
4.125%, 11/16/28	180,000	212,592

		579,119

Air Freight & Logistics (0.3%)
FedEx Corp.
3.250%, 4/1/26	100,000	110,987
United Parcel Service, Inc.
3.050%, 11/15/27	101,000	113,889

		224,876

Industrial Conglomerates (0.8%)
3M Co.
2.875%, 10/15/27	100,000	112,290
General Electric Co.
3.625%, 5/1/30	175,000	180,694
Honeywell International, Inc.
2.500%, 11/1/26	79,000	87,171
Roper Technologies, Inc.
2.950%, 9/15/29	100,000	110,578

		490,733

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	125,000	164,367

Road & Rail (0.4%)
CSX Corp.
3.250%, 6/1/27	100,000	112,697

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Union Pacific Corp.
3.950%, 9/10/28	$150,000	$178,373

		291,070

Total Industrials		1,750,165

Information Technology (3.7%)
IT Services (1.2%)
Fidelity National Information Services, Inc.
3.000%, 8/15/26	60,000	66,658
Fiserv, Inc.
3.500%, 7/1/29	175,000	199,492
International Business Machines Corp.
6.220%, 8/1/27	50,000	66,606
3.500%, 5/15/29	100,000	115,075
Mastercard, Inc.
2.950%, 6/1/29	100,000	112,902
PayPal Holdings, Inc.
2.850%, 10/1/29	50,000	54,680
Visa, Inc.
3.150%, 12/14/25	75,000	83,835
2.050%, 4/15/30	75,000	80,333

		779,581

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp.
3.500%, 1/15/28	370,000	397,680
Intel Corp.
3.150%, 5/11/27	75,000	84,722
3.900%, 3/25/30	75,000	90,803
NXP BV
4.300%, 6/18/29§	89,000	103,083
QUALCOMM, Inc.
3.250%, 5/20/27	63,000	70,706

		746,994

Software (0.5%)
Microsoft Corp.
3.300%, 2/6/27	190,000	217,077
Oracle Corp.
3.250%, 11/15/27	100,000	112,877

		329,954

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.
3.250%, 2/23/26	180,000	203,337
2.900%, 9/12/27	155,000	173,763
Dell International LLC
6.020%, 6/15/26§	165,000	193,776

		570,876

Total Information Technology		2,427,405

Materials (0.5%)
Chemicals (0.3%)
Dow Chemical Co. (The)
3.625%, 5/15/26	50,000	55,504
DuPont de Nemours, Inc.
4.725%, 11/15/28	100,000	119,450

		174,954

Containers & Packaging (0.2%)
WRKCo. Inc.
4.900%, 3/15/29	130,000	159,797

Total Materials		334,751

Real Estate (1.3%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexandria Real Estate Equities, Inc. (REIT)
3.950%, 1/15/28	65,000	74,676
American Tower Corp. (REIT)
3.375%, 10/15/26	125,000	138,619
Boston Properties LP (REIT)
2.750%, 10/1/26	75,000	79,870
Crown Castle International Corp. (REIT)
3.800%, 2/15/28	125,000	141,151
Digital Realty Trust LP (REIT)
3.600%, 7/1/29	70,000	79,970
Equinix, Inc. (REIT)
3.200%, 11/18/29	115,000	126,155
Healthpeak Properties, Inc. (REIT)
3.250%, 7/15/26	40,000	44,648
Ventas Realty LP (REIT)
3.250%, 10/15/26	60,000	63,121
Welltower, Inc. (REIT)
4.250%, 4/1/26	75,000	85,679

Total Real Estate		833,889

Utilities (2.5%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.
2.300%, 3/1/30	50,000	51,472
Series J
4.300%, 12/1/28	75,000	88,091
Duke Energy Corp.
3.150%, 8/15/27	55,000	60,202
2.450%, 6/1/30	180,000	189,722
Entergy Corp.
2.800%, 6/15/30	110,000	118,671
Exelon Corp.
3.400%, 4/15/26	175,000	194,965
FirstEnergy Corp.
Series B
3.900%, 7/15/27	40,000	43,734
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	93,995
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27	150,000	168,838
Southern California Edison Co.
2.250%, 6/1/30	105,000	106,037
Southern Co. (The)
3.250%, 7/1/26	125,000	138,968

		1,254,695

Multi-Utilities (0.6%)
Berkshire Hathaway Energy Co.
3.250%, 4/15/28	50,000	56,152
Dominion Energy, Inc.
3.900%, 10/1/25	100,000	113,361
4.250%, 6/1/28	50,000	58,474
Sempra Energy
3.400%, 2/1/28	130,000	143,227

		371,214

Total Utilities		1,625,909

Total Corporate Bonds		25,835,612

Total Long-Term Debt Securities (39.3%) (Cost $24,462,962)		25,835,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Occidental Petroleum Corp., expiring 8/3/27* (Cost $401)	81	$243

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (18.4%)
JPMorgan Prime Money Market Fund, IM Shares	12,108,622	12,117,097

Total Short-Term Investment (18.4%) (Cost $12,114,444)		12,117,097

Total Investments in Securities (95.1%) (Cost $58,838,003)		62,462,108
Other Assets Less Liabilities (4.9%)		3,209,422

Net Assets (100%)		$65,671,530

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $676,302 or 1.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	129	12/2020	USD	11,953,140	(237,337)
Russell 2000 E-Mini Index	21	12/2020	USD	1,579,620	1,955
S&P Midcap 400 E-Mini Index	7	12/2020	USD	1,299,130	4,263

					(231,119)

Short Contracts
S&P 500 E-Mini Index	(50)	12/2020	USD	(8,380,000)	(188,027)

					(188,027)

					(419,146)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,484,992	$—	$—	$2,484,992
Consumer Discretionary	2,695,113	—	—	2,695,113
Consumer Staples	1,623,261	—	—	1,623,261
Energy	478,059	—	—	478,059
Financials	2,266,315	—	—	2,266,315
Health Care	3,312,316	—	—	3,312,316
Industrials	1,934,060	—	—	1,934,060
Information Technology	6,625,109	—	—	6,625,109
Materials	614,851	—	—	614,851
Real Estate	583,585	—	—	583,585
Utilities	674,013	—	—	674,013
Corporate Bonds
Communication Services	—	2,073,549	—	2,073,549
Consumer Discretionary	—	1,053,027	—	1,053,027
Consumer Staples	—	1,963,053	—	1,963,053
Energy	—	2,233,381	—	2,233,381
Financials	—	8,674,824	—	8,674,824
Health Care	—	2,865,659	—	2,865,659
Industrials	—	1,750,165	—	1,750,165
Information Technology	—	2,427,405	—	2,427,405
Materials	—	334,751	—	334,751
Real Estate	—	833,889	—	833,889
Utilities	—	1,625,909	—	1,625,909
Exchange Traded Funds	1,217,482	—	—	1,217,482
Futures	6,218	—	—	6,218
Short-Term Investment
Investment Company	12,117,097	—	—	12,117,097
Warrant
Energy	243	—	—	243

Total Assets	$36,632,714	$25,835,612	$—	$62,468,326

Liabilities:
Futures	$(425,364)	$—	$—	$(425,364)

Total Liabilities	$(425,364)	$—	$—	$(425,364)

Total	$36,207,350	$25,835,612	$—	$62,042,962

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,890,250
Aggregate gross unrealized depreciation	(1,797,164)

Net unrealized appreciation	$3,093,086

Federal income tax cost of investments in securities and derivative instruments, if applicable	$58,949,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.5%)
Entertainment (0.5%)
Liberty Media Corp.-Liberty Formula One, Class C*	181,349	$6,577,528

Total Communication Services		6,577,528

Consumer Discretionary (8.4%)
Auto Components (0.4%)
Visteon Corp.*	77,042	5,332,847

Diversified Consumer Services (1.6%)
frontdoor, Inc.*	200,972	7,819,820
ServiceMaster Global Holdings, Inc.*	312,487	12,461,982

		20,281,802

Hotels, Restaurants & Leisure (2.2%)
Aramark	307,652	8,137,396
Dunkin’ Brands Group, Inc.	250,596	20,526,318

		28,663,714

Internet & Direct Marketing Retail (1.2%)
Wayfair, Inc., Class A*	51,613	15,019,899

Specialty Retail (2.1%)
Burlington Stores, Inc.*	37,241	7,674,998
CarMax, Inc.*	203,747	18,726,387

		26,401,385

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc.	574,594	11,302,264

Total Consumer Discretionary		107,001,911

Financials (11.2%)
Banks (0.7%)
SVB Financial Group*	34,721	8,354,567

Capital Markets (3.8%)
Cboe Global Markets, Inc.	93,044	8,163,680
LPL Financial Holdings, Inc.	328,103	25,155,657
MSCI, Inc.	21,444	7,650,790
TD Ameritrade Holding Corp.	203,991	7,986,248

		48,956,375

Insurance (6.7%)
Aon plc, Class A	155,136	32,004,557
Intact Financial Corp.	221,184	23,683,988
W R Berkley Corp.	312,355	19,100,508
Willis Towers Watson plc	47,647	9,949,647

		84,738,700

Total Financials		142,049,642

Health Care (19.6%)
Biotechnology (2.0%)
Ascendis Pharma A/S (ADR)*	33,820	5,219,103
BioMarin Pharmaceutical, Inc.*	101,129	7,693,894
Neurocrine Biosciences, Inc.*	51,796	4,980,703
Sarepta Therapeutics, Inc.*	50,658	7,113,903

		25,007,603

Health Care Equipment & Supplies (9.1%)
Boston Scientific Corp.*	651,610	24,898,018
Cooper Cos., Inc. (The)	75,649	25,502,791
Dentsply Sirona, Inc.	202,757	8,866,564
ICU Medical, Inc.*	67,353	12,309,434
STERIS plc	127,277	22,424,935
Teleflex, Inc.	35,194	11,980,741
Varian Medical Systems, Inc.*	60,682	10,437,304

		116,419,787

Life Sciences Tools & Services (4.7%)
Illumina, Inc.*	17,141	5,297,940
IQVIA Holdings, Inc.*	66,755	10,522,591
PerkinElmer, Inc.	149,486	18,761,988
PRA Health Sciences, Inc.*	115,169	11,682,743
Waters Corp.*	69,202	13,541,447

		59,806,709

Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	113,507	6,843,337
Catalent, Inc.*	275,989	23,641,218
Elanco Animal Health, Inc.*	372,025	10,390,658
Royalty Pharma plc, Class A	180,242	7,582,781

		48,457,994

Total Health Care		249,692,093

Industrials (14.9%)
Aerospace & Defense (2.5%)
L3Harris Technologies, Inc.	93,444	15,870,529
Teledyne Technologies, Inc.*	50,424	15,642,029

		31,512,558

Airlines (0.9%)
Ryanair Holdings plc (ADR)*	134,342	10,983,802

Commercial Services & Supplies (2.3%)
Cimpress plc*	117,922	8,863,018
Ritchie Bros Auctioneers, Inc.	348,000	20,619,000

		29,482,018

Electrical Equipment (2.2%)
Sensata Technologies Holding plc*	658,603	28,412,133

Machinery (3.2%)
Ingersoll Rand, Inc.*	356,788	12,701,653
Middleby Corp. (The)*	68,322	6,129,167
Rexnord Corp.	306,859	9,156,672
Westinghouse Air Brake Technologies Corp.	208,348	12,892,574

		40,880,066

Professional Services (3.0%)
CoStar Group, Inc.*	16,774	14,232,907
IHS Markit Ltd.	124,130	9,745,446
Verisk Analytics, Inc.	76,588	14,192,522

		38,170,875

Trading Companies & Distributors (0.8%)
Ferguson plc	104,135	10,477,685

Total Industrials		189,919,137

Information Technology (36.7%)
Electronic Equipment, Instruments & Components (5.4%)
Dolby Laboratories, Inc., Class A	182,654	12,106,307
Flex Ltd.*	1,175,531	13,095,416
National Instruments Corp.	434,176	15,500,083
TE Connectivity Ltd.	290,223	28,366,396

		69,068,202

IT Services (12.7%)
Amdocs Ltd.	342,883	19,684,913
Broadridge Financial Solutions, Inc.	211,133	27,869,556
Edenred	217,900	9,776,162
Euronet Worldwide, Inc.*	56,607	5,156,898
Fidelity National Information Services, Inc.	166,558	24,519,003
Global Payments, Inc.	154,087	27,362,769
GoDaddy, Inc., Class A*	340,686	25,881,915
WEX, Inc.*	156,506	21,749,639

		162,000,855

Semiconductors & Semiconductor Equipment (8.4%)
KLA Corp.	134,929	26,141,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lam Research Corp.	62,783	$20,828,260
Microchip Technology, Inc.	316,426	32,515,936
ON Semiconductor Corp.*	680,765	14,765,793
Xilinx, Inc.	123,853	12,910,437

		107,161,570

Software (10.2%)
Atlassian Corp. plc, Class A*	108,320	19,691,493
Ceridian HCM Holding, Inc.*	208,207	17,208,309
Constellation Software, Inc.	24,589	27,323,512
Dynatrace, Inc.*	65,081	2,669,623
JFrog Ltd.(x)*	10,819	915,828
Nice Ltd. (ADR)*	130,935	29,726,173
SS&C Technologies Holdings, Inc.	520,151	31,479,538

		129,014,476

Total Information Technology		467,245,103

Materials (1.3%)
Containers & Packaging (1.3%)
Sealed Air Corp.	415,375	16,120,704

Total Materials		16,120,704

Real Estate (3.0%)
Equity Real Estate Investment Trusts (REITs) (3.0%)
Crown Castle International Corp. (REIT)	96,609	16,085,399
Lamar Advertising Co. (REIT), Class A	325,655	21,548,591

Total Real Estate		37,633,990

Utilities (0.8%)
Electric Utilities (0.8%)
Alliant Energy Corp.	198,109	10,232,330

Total Utilities		10,232,330

Total Common Stocks (96.4%) (Cost $897,417,716)		1,226,472,438

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)* (Cost $—)	29	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.8%)
JPMorgan Prime Money Market Fund, IM Shares	23,231,121	23,247,383

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $43,625, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27- 11/15/39; total market value $44,498.(xx)	$43,625	43,625

Total Short-Term Investments (1.8%) (Cost $23,293,844)		23,291,008

Total Investments in Securities (98.2%) (Cost $920,711,560)		1,249,763,446
Other Assets Less Liabilities (1.8%)		23,213,846

Net Assets (100%)		$1,272,977,292

*	Non-income producing.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $46,558. This was collateralized by $4,371 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $43,625 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$6,577,528	$—	$—		$6,577,528
Consumer Discretionary	107,001,911	—	—		107,001,911
Financials	142,049,642	—	—		142,049,642
Health Care	249,692,093	—	—		249,692,093
Industrials	179,441,452	10,477,685	—		189,919,137
Information Technology	457,468,941	9,776,162	—		467,245,103
Materials	16,120,704	—	—		16,120,704
Real Estate	37,633,990	—	—		37,633,990
Utilities	10,232,330	—	—		10,232,330
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	23,247,383	—	—		23,247,383
Repurchase Agreement	—	43,625	—		43,625

Total Assets	$1,229,465,974	$20,297,472	$—		$1,249,763,446

Total Liabilities	$—	$—	$—		$—

Total	$1,229,465,974	$20,297,472	$—		$1,249,763,446

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,974,282
Aggregate gross unrealized depreciation	(24,887,331)

Net unrealized appreciation	$329,086,951

Federal income tax cost of investments in securities and derivative instruments, if applicable	$920,676,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (35.0%)
iShares 1-3 Year Treasury Bond ETF	345,401	$29,880,640
iShares 3-7 Year Treasury Bond ETF	59,249	7,915,074
iShares 7-10 Year Treasury Bond ETF	23,642	2,880,068
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	33,974,538

Total Fixed Income		74,650,320

Equity (17.6%)
Vanguard S&P 500 ETF	122,095	37,562,527

Total Exchange Traded Funds (52.6%) (Cost $102,636,850)		112,212,847

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (4.2%)
U.S. Treasury Notes
2.500%, 1/31/21#	$8,773,000	8,842,473

Total Long-Term Debt Securities (4.2%) (Cost $8,822,261)		8,842,473

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (23.3%)
FFCB
0.05%, 10/6/20(o)(p)	2,568,000	2,567,977
0.11%, 10/28/20(o)(p)	23,000,000	22,998,075
FHLB
0.04%, 10/8/20(o)(p)	1,100,000	1,099,991
0.05%, 10/14/20(o)(p)	1,300,000	1,299,975
0.06%, 10/16/20(o)(p)	2,700,000	2,699,930
0.08%, 10/23/20(o)(p)	12,921,000	12,920,352
0.09%, 10/26/20(o)(p)	3,125,000	3,124,800
0.09%, 10/28/20(o)(p)	2,751,000	2,750,810
0.09%, 11/6/20(o)(p)	300,000	299,972

Total U.S. Government Agency Securities		49,761,882

U.S. Treasury Obligations (18.8%)
U.S. Treasury Bills
0.08%, 10/22/20(p)	40,000,000	39,997,924

Total Short-Term Investments (42.1%) (Cost $89,760,243)		89,759,806

Total Investments in Securities (98.9%) (Cost $201,219,354)		210,815,126
Other Assets Less Liabilities (1.1%)		2,445,323

Net Assets (100%)		$213,260,449

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $8,832,393.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	568	12/2020	EUR	21,270,494	(682,317)
FTSE 100 Index	85	12/2020	GBP	6,406,943	(148,018)
Russell 2000 E-Mini Index	312	12/2020	USD	23,468,640	29,002
S&P 500 E-Mini Index	218	12/2020	USD	36,536,800	236,632
TOPIX Index	68	12/2020	JPY	10,480,633	217,248

					(347,453)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$112,212,847	$—	$—	$112,212,847
Futures	482,882	—	—	482,882
Short-Term Investments
U.S. Government Agency Securities	—	49,761,882	—	49,761,882
U.S. Treasury Obligations	—	39,997,924	—	39,997,924
U.S. Treasury Obligations	—	8,842,473	—	8,842,473

Total Assets	$112,695,729	$98,602,279	$—	$211,298,008

Liabilities:
Futures	$(830,335)	$—	$—	$(830,335)

Total Liabilities	$(830,335)	$—	$—	$(830,335)

Total	$111,865,394	$98,602,279	$—	$210,467,673

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,941,475
Aggregate gross unrealized depreciation	(831,100)

Net unrealized appreciation	$8,110,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$202,357,298

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (5.2%)
Media (4.4%)
Comcast Corp., Class A	542,800	$25,109,928
Discovery, Inc., Class A*	109,100	2,375,107

		27,485,035

Wireless Telecommunication Services (0.8%)
T-Mobile US, Inc.*	44,900	5,134,764

Total Communication Services		32,619,799

Consumer Discretionary (15.6%)
Auto Components (1.6%)
Autoliv, Inc.	139,600	10,174,048

Automobiles (3.3%)
General Motors Co.	693,230	20,512,676

Hotels, Restaurants & Leisure (2.6%)
Darden Restaurants, Inc.	134,500	13,549,530
Royal Caribbean Cruises Ltd.	39,900	2,582,727

		16,132,257

Household Durables (2.4%)
PulteGroup, Inc.	206,500	9,558,885
Whirlpool Corp.	27,400	5,038,586

		14,597,471

Internet & Direct Marketing Retail (0.4%)
Booking Holdings, Inc.*	1,500	2,566,020

Multiline Retail (0.4%)
Kohl’s Corp.	139,300	2,581,229

Specialty Retail (2.4%)
AutoNation, Inc.*	166,900	8,834,017
Best Buy Co., Inc.	52,200	5,809,338

		14,643,355

Textiles, Apparel & Luxury Goods (2.5%)
Carter’s, Inc.	111,350	9,640,683
Ralph Lauren Corp.	35,400	2,406,138
Tapestry, Inc.	220,200	3,441,726

		15,488,547

Total Consumer Discretionary		96,695,603

Consumer Staples (7.7%)
Beverages (1.5%)
Coca-Cola Co. (The)	185,200	9,143,324

Food & Staples Retailing (3.3%)
Sysco Corp.	58,800	3,658,536
US Foods Holding Corp.*	743,400	16,518,348

		20,176,884

Food Products (2.0%)
Lamb Weston Holdings, Inc.	191,100	12,664,197

Tobacco (0.9%)
Philip Morris International, Inc.	78,400	5,879,216

Total Consumer Staples		47,863,621

Energy (6.0%)
Oil, Gas & Consumable Fuels (6.0%)
Diamondback Energy, Inc.	151,200	4,554,144
EOG Resources, Inc.	223,400	8,028,996
Parsley Energy, Inc., Class A	1,071,700	10,031,112
Phillips 66	96,800	5,018,112
Pioneer Natural Resources Co.	108,800	9,355,712

Total Energy		36,988,076

Financials (14.9%)
Banks (9.6%)
Bank of America Corp.	708,300	17,062,947
Citigroup, Inc.	411,455	17,737,825
Citizens Financial Group, Inc.	130,900	3,309,152
East West Bancorp, Inc.	71,900	2,354,006
Wells Fargo & Co.	831,300	19,543,863

		60,007,793

Capital Markets (1.7%)
Invesco Ltd.	219,100	2,499,931
Morgan Stanley	165,400	7,997,090

		10,497,021

Insurance (3.6%)
American International Group, Inc.	303,300	8,349,849
Chubb Ltd.	43,500	5,051,220
Hartford Financial Services Group, Inc. (The)	135,400	4,990,844
MetLife, Inc.	105,800	3,932,586

		22,324,499

Total Financials		92,829,313

Health Care (14.9%)
Biotechnology (2.0%)
Alexion Pharmaceuticals, Inc.*	79,700	9,120,071
Biogen, Inc.*	13,300	3,772,944

		12,893,015

Health Care Equipment & Supplies (2.2%)
Zimmer Biomet Holdings, Inc.	99,500	13,545,930

Health Care Providers & Services (4.9%)
Anthem, Inc.	30,000	8,057,700
Centene Corp.*	92,100	5,372,193
Cigna Corp.	69,300	11,740,113
McKesson Corp.	34,700	5,167,871

		30,337,877

Pharmaceuticals (5.8%)
Bristol-Myers Squibb Co.	251,100	15,138,819
Elanco Animal Health, Inc.*	129,400	3,614,142
Merck & Co., Inc.	104,700	8,684,865
Pfizer, Inc.	234,500	8,606,150

		36,043,976

Total Health Care		92,820,798

Industrials (11.5%)
Building Products (5.2%)
Carrier Global Corp.	224,800	6,865,392
Ingersoll-Rand plc	86,100	10,439,625
Owens Corning	213,000	14,656,530

		31,961,547

Electrical Equipment (0.5%)
Sensata Technologies Holding plc*	78,800	3,399,432

Industrial Conglomerates (1.0%)
Honeywell International, Inc.	37,800	6,222,258

Machinery (2.9%)
AGCO Corp.	110,000	8,169,700
Snap-on, Inc.	25,400	3,737,102
Stanley Black & Decker, Inc.	36,100	5,855,420

		17,762,222

Road & Rail (1.9%)
Lyft, Inc., Class A*	101,300	2,790,815

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Norfolk Southern Corp.	42,800	$9,158,772

		11,949,587

Total Industrials		71,295,046

Information Technology (6.1%)
IT Services (2.2%)
Leidos Holdings, Inc.	54,500	4,858,675
Sabre Corp.	184,400	1,200,444
WEX, Inc.*	52,800	7,337,616

		13,396,735

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	21,800	1,787,382
Microchip Technology, Inc.	38,500	3,956,260
NXP Semiconductors NV	29,200	3,644,452
ON Semiconductor Corp.*	691,900	15,007,311

		24,395,405

Total Information Technology		37,792,140

Materials (10.8%)
Chemicals (9.2%)
Celanese Corp.	146,600	15,752,170
CF Industries Holdings, Inc.	159,200	4,889,032
DuPont de Nemours, Inc.	144,800	8,033,504
Eastman Chemical Co.	104,900	8,194,788
FMC Corp.	152,700	16,172,457
LyondellBasell Industries NV, Class A	53,800	3,792,362

		56,834,313

Containers & Packaging (1.2%)
International Paper Co.	83,200	3,372,928
Westrock Co.	120,100	4,172,274

		7,545,202

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	159,200	2,489,888

Total Materials		66,869,403

Real Estate (6.7%)
Equity Real Estate Investment Trusts (REITs) (5.1%)
Host Hotels & Resorts, Inc. (REIT)	557,800	6,018,662
Ventas, Inc. (REIT)	330,800	13,880,368
Weingarten Realty Investors (REIT)	342,500	5,808,800
Welltower, Inc. (REIT)	115,400	6,357,386

		32,065,216

Real Estate Management & Development (1.6%)
CBRE Group, Inc., Class A*	78,600	3,691,842
Cushman & Wakefield plc*	577,500	6,069,525

		9,761,367

Total Real Estate		41,826,583

Total Common Stocks (99.4%) (Cost $593,200,150)		617,600,382

	Number of	Value
	Rights	(Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co., CVR* (Cost $183,180)	86,000	193,500

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (0.5%)
FFCB
0.00%, 10/1/20(o)(p)	$2,797,000	2,797,000

Total Short-Term Investment (0.5%) (Cost $2,797,000)		2,797,000

Total Investments in Securities (99.9%) (Cost $596,180,330)		620,590,882
Other Assets Less Liabilities (0.1%)		319,153

Net Assets (100%)		$620,910,035

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

Glossary:

CVR — Contingent Value Right

FFCB — Federal Farm Credit Bank

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,619,799	$—	$—	$32,619,799
Consumer Discretionary	96,695,603	—	—	96,695,603
Consumer Staples	47,863,621	—	—	47,863,621
Energy	36,988,076	—	—	36,988,076
Financials	92,829,313	—	—	92,829,313
Health Care	92,820,798	—	—	92,820,798
Industrials	71,295,046	—	—	71,295,046
Information Technology	37,792,140	—	—	37,792,140
Materials	66,869,403	—	—	66,869,403
Real Estate	41,826,583	—	—	41,826,583
Rights
Health Care	193,500	—	—	193,500
Short-Term Investment
U.S. Government Agency Security	—	2,797,000	—	2,797,000

Total Assets	$617,793,882	$2,797,000	$—	$620,590,882

Total Liabilities	$—	$—	$—	$—

Total	$617,793,882	$2,797,000	$—	$620,590,882

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,817,869
Aggregate gross unrealized depreciation	(50,541,464)

Net unrealized appreciation	$21,276,405

Federal income tax cost of investments in securities and derivative instruments, if applicable	$599,314,477

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	295,617	$8,428,041
CenturyLink, Inc.	39,824	401,824
Cogent Communications Holdings, Inc.	59,200	3,554,960
Verizon Communications, Inc.	171,688	10,213,719

		22,598,544

Entertainment (2.1%)
Activision Blizzard, Inc.	53,892	4,362,557
Electronic Arts, Inc.*	103,782	13,534,211
Live Nation Entertainment, Inc.*	6,444	347,203
Netflix, Inc.*	38,307	19,154,649
Take-Two Interactive Software, Inc.*	4,792	791,734
Walt Disney Co. (The)	74,975	9,302,898

		47,493,252

Interactive Media & Services (4.5%)
Alphabet, Inc., Class A*	12,467	18,271,635
Alphabet, Inc., Class C*	21,487	31,577,295
Facebook, Inc., Class A*	205,146	53,727,738
Twitter, Inc.*	32,761	1,457,865

		105,034,533

Media (1.5%)
Cable One, Inc.	1,300	2,451,059
Charter Communications, Inc., Class A*	26,851	16,764,153
Comcast Corp., Class A	264,069	12,215,832
Discovery, Inc., Class A(x)*	6,653	144,836
Discovery, Inc., Class C*	11,958	234,377
DISH Network Corp., Class A*	10,544	306,092
Fox Corp., Class A	14,785	411,466
Fox Corp., Class B	6,105	170,757
Interpublic Group of Cos., Inc. (The)	15,275	254,634
News Corp., Class A	17,914	251,154
News Corp., Class B	4,208	58,828
Omnicom Group, Inc.	8,915	441,293
ViacomCBS, Inc.(x)	23,565	660,056

		34,364,537

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.*	24,125	2,758,935

Total Communication Services		212,249,801

Consumer Discretionary (9.0%)
Auto Components (0.1%)
Aptiv plc	11,310	1,036,901
BorgWarner, Inc.	8,589	332,738

		1,369,639

Automobiles (0.1%)
Ford Motor Co.	161,809	1,077,648
General Motors Co.	52,251	1,546,107

		2,623,755

Distributors (0.3%)
Genuine Parts Co.	6,003	571,306
LKQ Corp.*	194,939	5,405,658

		5,976,964

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	23,236	352,723
Chipotle Mexican Grill, Inc.*	4,884	6,074,280
Darden Restaurants, Inc.	5,379	541,880
Domino’s Pizza, Inc.	1,719	731,056
DraftKings, Inc., Class A*	37,874	2,228,506
Hilton Grand Vacations, Inc.*	97,170	2,038,627
Hilton Worldwide Holdings, Inc.	11,474	978,962
Las Vegas Sands Corp.	13,412	625,804
Marriott International, Inc., Class A	11,034	1,021,528
McDonald’s Corp.	30,873	6,776,315
MGM Resorts International	16,987	369,467
Norwegian Cruise Line Holdings Ltd.(x)*	11,422	195,430
Royal Caribbean Cruises Ltd.	38,766	2,509,323
Starbucks Corp.	48,502	4,167,292
Wynn Resorts Ltd.(x)	23,309	1,673,819
Yum! Brands, Inc.	35,544	3,245,167

		33,530,179

Household Durables (0.4%)
DR Horton, Inc.	73,288	5,542,772
Garmin Ltd.	6,497	616,305
Leggett & Platt, Inc.	5,686	234,093
Lennar Corp., Class A	11,255	919,308
Mohawk Industries, Inc.*	2,478	241,828
Newell Brands, Inc.	15,914	273,084
NVR, Inc.*	143	583,886
PulteGroup, Inc.	11,592	536,594
Whirlpool Corp.	2,585	475,356

		9,423,226

Internet & Direct Marketing Retail (4.1%)
Amazon.com, Inc.*	28,026	88,246,307
Booking Holdings, Inc.*	2,309	3,949,960
eBay, Inc.	27,586	1,437,231
Etsy, Inc.*	4,951	602,190
Expedia Group, Inc.	5,664	519,332

		94,755,020

Leisure Products (0.0%)
Hasbro, Inc.	5,016	414,923

Multiline Retail (0.3%)
Dollar General Corp.	10,332	2,165,794
Dollar Tree, Inc.*	9,681	884,262
Target Corp.	20,771	3,269,771

		6,319,827

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	2,745	421,358
AutoZone, Inc.*	966	1,137,600
Best Buy Co., Inc.	9,367	1,042,453
Burlington Stores, Inc.*	10,032	2,067,495
CarMax, Inc.*	6,766	621,863
Gap, Inc. (The)	7,289	124,132
Home Depot, Inc. (The)	83,782	23,267,099
L Brands, Inc.	9,321	296,501
Lowe’s Cos., Inc.	31,356	5,200,706
O’Reilly Automotive, Inc.*	3,073	1,416,899
Ross Stores, Inc.	14,767	1,378,056
Tiffany & Co.	4,481	519,124
TJX Cos., Inc. (The)	49,749	2,768,532
Tractor Supply Co.	4,740	679,432
Ulta Beauty, Inc.*	2,340	524,113

		41,465,363

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	13,156	207,207
NIKE, Inc., Class B	68,990	8,661,005
PVH Corp.	2,997	178,741
Ralph Lauren Corp.	1,752	119,083
Tapestry, Inc.	10,651	166,475
Under Armour, Inc., Class A*	8,661	97,263
Under Armour, Inc., Class C*	5,995	58,991
VF Corp.	12,953	909,948

		10,398,713

Total Consumer Discretionary		206,277,609

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Consumer Staples (4.8%)
Beverages (1.0%)
Brown-Forman Corp., Class B	7,673	$577,930
Coca-Cola Co. (The)	160,396	7,918,751
Constellation Brands, Inc., Class A	13,863	2,627,177
Molson Coors Beverage Co., Class B	61,793	2,073,773
Monster Beverage Corp.*	15,317	1,228,424
PepsiCo, Inc.	57,449	7,962,431

		22,388,486

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	24,819	8,810,745
Kroger Co. (The)	32,276	1,094,479
Sysco Corp.	21,099	1,312,780
Walgreens Boots Alliance, Inc.	29,841	1,071,889
Walmart, Inc.	57,611	8,060,355

		20,350,248

Food Products (0.8%)
Archer-Daniels-Midland Co.	23,045	1,071,362
Campbell Soup Co.	8,400	406,308
Conagra Brands, Inc.	19,889	710,236
General Mills, Inc.	25,347	1,563,403
Hershey Co. (The)	6,063	869,070
Hormel Foods Corp.	11,557	565,022
J M Smucker Co. (The)	5,045	582,798
Kellogg Co.	11,070	715,011
Kraft Heinz Co. (The)	83,816	2,510,289
Lamb Weston Holdings, Inc.	83,678	5,545,341
McCormick & Co., Inc. (Non- Voting)	5,117	993,210
Mondelez International, Inc., Class A	59,262	3,404,602
Tyson Foods, Inc., Class A	11,939	710,132

		19,646,784

Household Products (1.5%)
Church & Dwight Co., Inc.	41,897	3,926,168
Clorox Co. (The)	5,198	1,092,464
Colgate-Palmolive Co.	35,574	2,744,534
Kimberly-Clark Corp.	14,150	2,089,389
Procter & Gamble Co. (The)	175,672	24,416,651

		34,269,206

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	18,548	4,048,101

Tobacco (0.4%)
Altria Group, Inc.	77,105	2,979,337
Philip Morris International, Inc.	100,995	7,573,615

		10,552,952

Total Consumer Staples		111,255,777

Energy (1.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	28,001	372,133
Halliburton Co.	36,448	439,199
National Oilwell Varco, Inc.	16,515	149,626
Schlumberger NV	57,254	890,872
TechnipFMC plc	18,513	116,817

		1,968,647

Oil, Gas & Consumable Fuels (1.5%)
Apache Corp.	14,719	139,389
Cabot Oil & Gas Corp.	16,263	282,326
Chevron Corp.	168,075	12,101,400
Concho Resources, Inc.	27,570	1,216,388
ConocoPhillips	79,981	2,626,576
Devon Energy Corp.	14,101	133,395
Diamondback Energy, Inc.	6,564	197,708
EOG Resources, Inc.	62,405	2,242,836
Equitrans Midstream Corp.	91,412	773,345
Exxon Mobil Corp.	175,430	6,022,512
Hess Corp.	11,745	480,723
HollyFrontier Corp.	6,455	127,228
Kinder Morgan, Inc.	80,766	995,845
Kosmos Energy Ltd.	1,687,500	1,646,325
Marathon Oil Corp.	40,334	164,966
Marathon Petroleum Corp.	26,683	782,879
Noble Energy, Inc.	21,342	182,474
Occidental Petroleum Corp.	34,519	345,535
ONEOK, Inc.	17,704	459,950
Phillips 66	18,092	937,889
Pioneer Natural Resources Co.	6,602	567,706
Valero Energy Corp.	16,761	726,087
Williams Cos., Inc. (The)	50,234	987,098

		34,140,580

Total Energy		36,109,227

Financials (7.5%)
Banks (1.9%)
Bank of America Corp.	316,337	7,620,558
Citigroup, Inc.	86,377	3,723,713
Citizens Financial Group, Inc.	17,537	443,335
Comerica, Inc.	6,009	229,844
Fifth Third Bancorp	29,551	630,027
First Republic Bank	7,028	766,474
Huntington Bancshares, Inc.	40,020	366,983
JPMorgan Chase & Co.	163,272	15,718,196
KeyCorp	39,988	477,057
M&T Bank Corp	5,202	479,052
People’s United Financial, Inc.	17,939	184,951
PNC Financial Services Group, Inc. (The)‡	17,613	1,935,845
Regions Financial Corp.	40,704	469,317
SVB Financial Group*	9,908	2,384,063
Truist Financial Corp.	55,912	2,127,452
US Bancorp	56,874	2,038,933
Wells Fargo & Co.	170,941	4,018,823
Zions Bancorp NA	7,856	229,552

		43,844,175

Capital Markets (2.2%)
Ameriprise Financial, Inc.	4,932	760,071
Bank of New York Mellon Corp. (The)	33,520	1,151,077
BlackRock, Inc.‡	5,884	3,315,928
Cboe Global Markets, Inc.	4,512	395,883
Charles Schwab Corp. (The)	48,119	1,743,351
CME Group, Inc.	21,340	3,570,395
E*TRADE Financial Corp.	9,072	454,054
Franklin Resources, Inc.	11,583	235,714
Goldman Sachs Group, Inc. (The)	14,276	2,869,048
Intercontinental Exchange, Inc.	59,403	5,943,270
Invesco Ltd.	16,279	185,743
MarketAxess Holdings, Inc.	1,550	746,464
Moody’s Corp.	16,458	4,770,351
Morgan Stanley	161,469	7,807,026
MSCI, Inc.	10,820	3,860,360
Nasdaq, Inc.	21,856	2,681,950
Northern Trust Corp.	8,489	661,887
Raymond James Financial, Inc.	5,002	363,946
S&P Global, Inc.	9,999	3,605,639
State Street Corp.	14,476	858,861
T. Rowe Price Group, Inc.	9,418	1,207,576
Virtu Financial, Inc., Class A	96,450	2,219,315

		49,407,909

Consumer Finance (0.2%)
American Express Co.	27,059	2,712,665
Capital One Financial Corp.	18,946	1,361,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Discover Financial Services	12,644	$730,570
Synchrony Financial	22,366	585,318

		5,390,013

Diversified Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	127,676	27,187,327

Insurance (2.0%)
Aflac, Inc.	27,508	999,916
Allstate Corp. (The)	12,958	1,219,866
American International Group, Inc.	35,741	983,950
Aon plc, Class A	66,998	13,821,687
Arthur J Gallagher & Co.	7,803	823,841
Assurant, Inc.	2,566	311,281
Chubb Ltd.	35,450	4,116,454
Cincinnati Financial Corp.	5,916	461,271
Everest Re Group Ltd.	1,808	357,152
Globe Life, Inc.	4,005	320,000
Hartford Financial Services Group, Inc. (The)	15,033	554,116
Lincoln National Corp.	7,537	236,134
Loews Corp.	9,679	336,345
Marsh & McLennan Cos., Inc.	51,263	5,879,866
MetLife, Inc.	31,864	1,184,385
Principal Financial Group, Inc.	10,333	416,110
Progressive Corp. (The)	83,852	7,938,269
Prudential Financial, Inc.	16,203	1,029,215
RenaissanceRe Holdings Ltd.	13,200	2,240,568
Travelers Cos., Inc. (The)	10,505	1,136,536
Unum Group	9,882	166,314
W R Berkley Corp.	5,729	350,328
Willis Towers Watson plc	5,346	1,116,352

		45,999,956

Total Financials		171,829,380

Health Care (11.7%)
Biotechnology (2.0%)
AbbVie, Inc.	73,223	6,413,603
Alexion Pharmaceuticals, Inc.*	9,094	1,040,626
Allakos, Inc.(x)*	10,700	871,515
Allogene Therapeutics, Inc.*	25,256	952,404
Amgen, Inc.	24,301	6,176,342
Biogen, Inc.*	6,568	1,863,210
Biohaven Pharmaceutical Holding Co. Ltd.*	34,218	2,224,512
Gilead Sciences, Inc.	52,017	3,286,954
Incyte Corp.*	7,999	717,830
Karuna Therapeutics, Inc.*	13,800	1,067,016
Neurocrine Biosciences, Inc.*	21,378	2,055,709
Regeneron Pharmaceuticals, Inc.*	4,324	2,420,489
Seattle Genetics, Inc.*	26,318	5,150,169
Ultragenyx Pharmaceutical, Inc.*	19,951	1,639,773
Vertex Pharmaceuticals, Inc.*	37,080	10,090,210

		45,970,362

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	214,962	23,394,314
ABIOMED, Inc.*	1,849	512,284
Align Technology, Inc.*	2,950	965,712
Baxter International, Inc.	21,004	1,689,142
Becton Dickinson and Co.	12,027	2,798,442
Boston Scientific Corp.*	59,359	2,268,107
Cooper Cos., Inc. (The)	2,020	680,982
Danaher Corp.(x)	41,441	8,923,491
Dentsply Sirona, Inc.	9,029	394,838
DexCom, Inc.*	15,577	6,421,307
Edwards Lifesciences Corp.*	55,675	4,443,979
Hologic, Inc.*	10,651	707,972
IDEXX Laboratories, Inc.*	3,529	1,387,285
Intuitive Surgical, Inc.*	4,855	3,444,817
Masimo Corp.*	25,945	6,124,577
Medtronic plc	55,772	5,795,826
ResMed, Inc.	5,999	1,028,409
STERIS plc	3,517	619,660
Stryker Corp.	13,558	2,825,080
Teleflex, Inc.	1,957	666,202
Varian Medical Systems, Inc.*	3,810	655,320
West Pharmaceutical Services, Inc.	3,009	827,174
Zimmer Biomet Holdings, Inc.	8,591	1,169,579

		77,744,499

Health Care Providers & Services (3.1%)
AmerisourceBergen Corp.	5,951	576,771
Anthem, Inc.	17,274	4,639,624
Cardinal Health, Inc.	12,273	576,217
Centene Corp.*	66,514	3,879,762
Cigna Corp.	15,235	2,580,962
CVS Health Corp.	54,298	3,171,003
DaVita, Inc.*	3,266	279,733
HCA Healthcare, Inc.	48,865	6,092,488
Henry Schein, Inc.*	6,072	356,912
Humana, Inc.	23,988	9,928,393
Laboratory Corp. of America Holdings*	3,978	748,938
McKesson Corp.	6,688	996,044
Quest Diagnostics, Inc.	5,492	628,779
UnitedHealth Group, Inc.	116,956	36,463,372
Universal Health Services, Inc., Class B	3,259	348,778

		71,267,776

Health Care Technology (0.0%)
Cerner Corp.	12,454	900,300

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	12,792	1,291,224
Bio-Rad Laboratories, Inc., Class A*	882	454,636
Illumina, Inc.*	6,058	1,872,406
IQVIA Holdings, Inc.*	7,936	1,250,952
Mettler-Toledo International, Inc.*	991	957,058
PerkinElmer, Inc.	4,631	581,237
Thermo Fisher Scientific, Inc.	33,573	14,823,151
Waters Corp.*	2,476	484,504

		21,715,168

Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	126,489	7,626,022
Catalent, Inc.*	6,810	583,344
Eli Lilly and Co.	52,290	7,739,966
Johnson & Johnson	109,236	16,263,056
Merck & Co., Inc.	104,938	8,704,607
Mylan NV*	22,155	328,559
Perrigo Co. plc	5,397	247,776
Pfizer, Inc.	230,556	8,461,405
Zoetis, Inc.	19,714	3,260,104

		53,214,839

Total Health Care		270,812,944

Industrials (6.5%)
Aerospace & Defense (1.5%)
Boeing Co. (The)	22,014	3,638,034
General Dynamics Corp.	9,643	1,334,880
HEICO Corp. (Frankfurt Stock Exchange), Class A	9,300	824,538
HEICO Corp. (New York Stock Exchange)	7,300	764,018
Howmet Aerospace, Inc.	16,141	269,878
Huntington Ingalls Industries, Inc.	1,754	246,876
L3Harris Technologies, Inc.	23,666	4,019,433

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	32,775	$12,562,002
Northrop Grumman Corp.	6,433	2,029,547
Raytheon Technologies Corp.	63,586	3,658,738
Teledyne Technologies, Inc.*	1,515	469,968
Textron, Inc.	9,222	332,822
TransDigm Group, Inc.	7,597	3,609,487

		33,760,221

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	5,670	579,417
Expeditors International of Washington, Inc.	6,781	613,816
FedEx Corp.	10,001	2,515,452
United Parcel Service, Inc., Class B	29,337	4,888,424

		8,597,109

Airlines (0.1%)
Alaska Air Group, Inc.	5,220	191,209
American Airlines Group, Inc.(x)	21,100	259,319
Delta Air Lines, Inc.	26,465	809,300
Southwest Airlines Co.	24,673	925,237
United Airlines Holdings, Inc.*	12,153	422,317

		2,607,382

Building Products (0.3%)
A O Smith Corp.	5,397	284,961
Allegion plc	3,689	364,879
Carrier Global Corp.	128,855	3,935,232
Fortune Brands Home & Security, Inc.	5,732	495,933
Ingersoll-Rand plc	9,931	1,204,134
Johnson Controls International plc	30,871	1,261,080
Masco Corp.	10,462	576,770

		8,122,989

Commercial Services & Supplies (0.4%)
Cintas Corp.	3,696	1,230,140
Copart, Inc.*	8,539	897,961
Republic Services, Inc.	8,721	814,105
Rollins, Inc.	6,238	338,037
Waste Connections, Inc.	30,744	3,191,227
Waste Management, Inc.	16,126	1,824,980

		8,296,450

Construction & Engineering (0.2%)
Arcosa, Inc.	101,207	4,462,217
Jacobs Engineering Group, Inc.	5,228	485,001
Quanta Services, Inc.	5,938	313,883

		5,261,101

Electrical Equipment (0.3%)
AMETEK, Inc.	31,388	3,119,967
Eaton Corp. plc	16,600	1,693,698
Emerson Electric Co.	24,794	1,625,742
Rockwell Automation, Inc.	4,804	1,060,147

		7,499,554

Industrial Conglomerates (0.7%)
3M Co.	23,899	3,828,142
General Electric Co.	363,175	2,262,580
Honeywell International, Inc.	29,117	4,792,949
Roper Technologies, Inc.	12,649	4,997,747

		15,881,418

Machinery (0.9%)
Caterpillar, Inc.	29,651	4,422,447
Cummins, Inc.	6,127	1,293,777
Deere & Co.	13,002	2,881,633
Dover Corp.	5,780	626,205
Flowserve Corp.	5,672	154,789
Fortive Corp.	13,985	1,065,797
IDEX Corp.	3,157	575,868
Illinois Tool Works, Inc.	11,937	2,306,348
Ingersoll Rand, Inc.*	15,844	564,046
Otis Worldwide Corp.	16,790	1,048,032
PACCAR, Inc.	14,362	1,224,791
Parker-Hannifin Corp.	5,334	1,079,282
Pentair plc	6,901	315,859
Snap-on, Inc.	2,195	322,950
Stanley Black & Decker, Inc.	6,833	1,108,313
Westinghouse Air Brake Technologies Corp.	30,988	1,917,537
Xylem, Inc.	7,474	628,713

		21,536,387

Professional Services (0.3%)
Equifax, Inc.	20,983	3,292,233
IHS Markit Ltd.	15,476	1,215,021
Nielsen Holdings plc	13,541	192,011
Robert Half International, Inc.	4,562	241,512
Verisk Analytics, Inc.	6,737	1,248,434

		6,189,211

Road & Rail (1.3%)
CSX Corp.	56,666	4,401,248
JB Hunt Transport Services, Inc.	3,291	415,917
Kansas City Southern	3,805	688,058
Knight-Swift Transportation Holdings, Inc.	110,425	4,494,298
Norfolk Southern Corp.	10,584	2,264,870
Old Dominion Freight Line, Inc.	3,870	700,160
Union Pacific Corp.	88,690	17,460,400

		30,424,951

Trading Companies & Distributors (0.1%)
Fastenal Co.	23,795	1,072,917
United Rentals, Inc.*	2,977	519,486
WW Grainger, Inc.	1,953	696,772

		2,289,175

Total Industrials		150,465,948

Information Technology (22.7%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	2,197	454,625
Cisco Systems, Inc.	175,645	6,918,657
F5 Networks, Inc.*	2,410	295,876
Juniper Networks, Inc.	14,063	302,354
Motorola Solutions, Inc.	50,944	7,988,529

		15,960,041

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	12,380	1,340,382
CDW Corp.	5,716	683,233
Corning, Inc.	31,505	1,021,077
FLIR Systems, Inc.	4,874	174,733
IPG Photonics Corp.*	1,654	281,130
Keysight Technologies, Inc.*	7,533	744,110
TE Connectivity Ltd.	13,693	1,338,354
Trimble, Inc.*	56,914	2,771,712
Zebra Technologies Corp., Class A*	2,243	566,268

		8,920,999

IT Services (5.1%)
Accenture plc, Class A	47,171	10,660,174
Akamai Technologies, Inc.*	6,540	722,932
Automatic Data Processing, Inc.	17,839	2,488,362
Broadridge Financial Solutions, Inc.	47,375	6,253,500
Cognizant Technology Solutions Corp., Class A	22,498	1,561,811
DXC Technology Co.	11,919	212,754
Fidelity National Information Services, Inc.	25,707	3,784,328
Fiserv, Inc.*	23,061	2,376,436
FleetCor Technologies, Inc.*	12,080	2,876,248
Gartner, Inc.*	3,700	462,315
Global Payments, Inc.	12,416	2,204,833
GoDaddy, Inc., Class A*	22,800	1,732,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
International Business Machines Corp.	36,950	$4,495,707
Jack Henry & Associates, Inc.	3,225	524,353
Leidos Holdings, Inc.	5,632	502,093
Mastercard, Inc., Class A	108,747	36,774,973
Paychex, Inc.	13,216	1,054,240
PayPal Holdings, Inc.*	61,572	12,131,531
VeriSign, Inc.*	9,728	1,992,781
Visa, Inc., Class A	127,022	25,400,589
Western Union Co. (The)	17,151	367,546

		118,579,622

Semiconductors & Semiconductor Equipment (5.3%)
Advanced Micro Devices, Inc.*	138,680	11,370,373
Analog Devices, Inc.	15,333	1,789,975
Applied Materials, Inc.	37,892	2,252,679
ASML Holding NV (Registered) (NYRS)	15,774	5,824,865
Broadcom, Inc.	28,095	10,235,570
Entegris, Inc.	67,850	5,043,969
Intel Corp.	205,576	10,644,725
KLA Corp.	6,450	1,249,623
Lam Research Corp.	6,042	2,004,434
Maxim Integrated Products, Inc.	11,183	756,083
Microchip Technology, Inc.	10,522	1,081,241
Micron Technology, Inc.*	114,722	5,387,345
NVIDIA Corp.	51,184	27,701,805
ON Semiconductor Corp.*	489,157	10,609,815
Qorvo, Inc.*	4,694	605,573
QUALCOMM, Inc.	46,812	5,508,836
Skyworks Solutions, Inc.	6,930	1,008,315
Teradyne, Inc.	6,889	547,400
Texas Instruments, Inc.	117,828	16,824,660
Xilinx, Inc.	10,076	1,050,322

		121,497,608

Software (7.6%)
Adobe, Inc.*	43,649	21,406,779
ANSYS, Inc.*	3,559	1,164,612
Autodesk, Inc.*	9,098	2,101,729
Cadence Design Systems, Inc.*	11,567	1,233,389
CDK Global, Inc.	41,737	1,819,316
Citrix Systems, Inc.	5,135	707,141
Fortinet, Inc.*	5,455	642,654
Intuit, Inc.	10,862	3,543,293
Microsoft Corp.	480,686	101,102,686
NortonLifeLock, Inc.	25,360	528,502
Oracle Corp.	80,212	4,788,656
Paycom Software, Inc.*	2,053	639,099
salesforce.com, Inc.*	76,293	19,173,957
ServiceNow, Inc.*	28,722	13,930,170
SVMK, Inc.*	5,664	125,231
Synopsys, Inc.*	6,297	1,347,432
Tyler Technologies, Inc.*	1,674	583,489

		174,838,135

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	687,795	79,653,539
Hewlett Packard Enterprise Co.	52,833	495,045
HP, Inc.	56,987	1,082,183
NetApp, Inc.	9,103	399,076
Seagate Technology plc	9,260	456,240
Western Digital Corp.	12,847	469,558
Xerox Holdings Corp.	8,814	165,439

		82,721,080

Total Information Technology		522,517,485

Materials (2.9%)
Chemicals (1.8%)
Air Products and Chemicals, Inc.	19,216	5,723,678
Albemarle Corp.	4,339	387,386
Celanese Corp.	4,858	521,992
CF Industries Holdings, Inc.	8,763	269,112
Corteva, Inc.	30,660	883,315
Dow, Inc.	30,749	1,446,740
DuPont de Nemours, Inc.	30,447	1,689,200
Eastman Chemical Co.	5,975	466,767
Ecolab, Inc.	10,301	2,058,552
FMC Corp.	5,362	567,889
International Flavors & Fragrances, Inc.	4,411	540,127
Linde plc	21,797	5,190,520
LyondellBasell Industries NV, Class A	10,792	760,728
Mosaic Co. (The)	15,345	280,353
Nutrien Ltd.	127,050	4,984,171
PPG Industries, Inc.	9,791	1,195,285
Sherwin-Williams Co. (The)	22,386	15,597,222

		42,563,037

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,607	613,584
Vulcan Materials Co.	5,534	750,078

		1,363,662

Containers & Packaging (0.2%)
Amcor plc	64,796	715,996
Avery Dennison Corp.	3,357	429,159
Ball Corp.	13,549	1,126,193
International Paper Co.	16,309	661,167
Packaging Corp. of America	3,879	423,005
Sealed Air Corp.	6,605	256,340
Westrock Co.	10,465	363,554

		3,975,414

Metals & Mining (0.8%)
Allegheny Technologies, Inc.*	158,000	1,377,760
Freeport-McMoRan, Inc.	60,253	942,357
Newmont Corp.	135,629	8,605,660
Nucor Corp.	12,570	563,890
Wheaton Precious Metals Corp.	154,975	7,604,623

		19,094,290

Total Materials		66,996,403

Real Estate (2.1%)
Equity Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)	4,866	778,560
American Tower Corp. (REIT)	27,797	6,719,369
Apartment Investment and Management Co. (REIT), Class A	5,656	190,720
AvalonBay Communities, Inc. (REIT)	5,799	866,023
Boston Properties, Inc. (REIT)	5,818	467,185
Crown Castle International Corp. (REIT)	28,099	4,678,484
Digital Realty Trust, Inc. (REIT)	11,161	1,637,988
Duke Realty Corp. (REIT)	15,365	566,969
Equinix, Inc. (REIT)	19,863	15,098,462
Equity Residential (REIT)	14,208	729,297
Essex Property Trust, Inc. (REIT)	2,618	525,668
Extra Space Storage, Inc. (REIT)	5,156	551,641
Federal Realty Investment Trust (REIT)	2,941	215,987
Healthpeak Properties, Inc. (REIT)	22,700	616,305
Host Hotels & Resorts, Inc. (REIT)	28,271	305,044
Iron Mountain, Inc. (REIT)	11,531	308,916
Kimco Realty Corp. (REIT)	20,123	226,585
Mid-America Apartment Communities, Inc. (REIT)	4,833	560,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Park Hotels & Resorts, Inc. (REIT)	197,100	$1,969,029
Prologis, Inc. (REIT)	30,652	3,084,204
Public Storage (REIT)	6,285	1,399,795
Realty Income Corp. (REIT)	14,195	862,346
Regency Centers Corp. (REIT)	6,321	240,324
SBA Communications Corp. (REIT)	4,644	1,479,021
Simon Property Group, Inc. (REIT)	12,574	813,286
SL Green Realty Corp. (REIT)	2,848	132,062
UDR, Inc. (REIT)	11,722	382,254
Ventas, Inc. (REIT)	15,363	644,632
Vornado Realty Trust (REIT)	6,793	228,992
Welltower, Inc. (REIT)	17,311	953,663
Weyerhaeuser Co. (REIT)	30,323	864,812

		48,098,009

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	13,701	643,536

Total Real Estate		48,741,545

Utilities (1.7%)
Electric Utilities (0.9%)
Alliant Energy Corp.	9,964	514,641
American Electric Power Co., Inc.	20,586	1,682,494
Duke Energy Corp.	30,513	2,702,231
Edison International	15,518	788,935
Entergy Corp.	8,113	799,374
Evergy, Inc.	9,489	482,231
Eversource Energy	13,990	1,168,864
Exelon Corp.	40,432	1,445,848
FirstEnergy Corp.	21,930	629,610
NextEra Energy, Inc.	20,316	5,638,909
NRG Energy, Inc.	9,821	301,898
Pinnacle West Capital Corp.	4,816	359,033
PPL Corp.	31,628	860,598
Southern Co. (The)	43,819	2,375,866
Xcel Energy, Inc.	21,796	1,504,142

		21,254,674

Gas Utilities (0.0%)
Atmos Energy Corp.	4,970	475,082

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	196,959	3,566,927

Multi-Utilities (0.6%)
Ameren Corp.	9,996	790,484
CenterPoint Energy, Inc.	130,093	2,517,300
CMS Energy Corp.	11,878	729,428
Consolidated Edison, Inc.	13,834	1,076,285
Dominion Energy, Inc.	34,857	2,751,263
DTE Energy Co.	7,903	909,161
NiSource, Inc.	14,981	329,582
Public Service Enterprise Group, Inc.	20,984	1,152,232
Sempra Energy	12,001	1,420,438
WEC Energy Group, Inc.	13,087	1,268,130

		12,944,303

Water Utilities (0.0%)
American Water Works Co., Inc.	7,495	1,085,876

Total Utilities		39,326,862

Total Common Stocks (79.7%) (Cost $919,057,130)		1,836,582,981

EXCHANGE TRADED FUNDS (ETF):
Equity (9.6%)
iShares Core S&P 500 ETF	216,344	72,704,565
iShares Morningstar Large-Cap ETF	202,302	39,448,890
iShares Morningstar Large-Cap Growth ETF	17,498	4,679,824
iShares Morningstar Large-Cap Value ETF(x)	14,063	1,390,127
iShares Russell 1000 ETF(x)	220,699	41,303,818
iShares Russell 1000 Growth ETF(x)	36,197	7,850,767
iShares Russell 1000 Value ETF(x)	3,125	369,156
iShares S&P 100 ETF(x)	3,115	485,099
iShares S&P 500 Growth ETF	32,848	7,590,516
iShares S&P 500 Value ETF(x)	4,246	477,463
SPDR Portfolio S&P 500 Growth ETF(x)	76,400	3,828,404
SPDR Portfolio S&P 500 Value ETF(x)	27,400	827,480
Vanguard Growth ETF(x)	33,000	7,511,130
Vanguard Large-Cap ETF(x)	208,513	32,619,774
Vanguard Russell 1000 Value(x)	5,900	612,833
Vanguard Value ETF(x)	4,900	512,099

Total Exchange Traded Funds (9.6%) (Cost $95,437,807)		222,211,945

SHORT-TERM INVESTMENTS:
Investment Company (5.2%)
JPMorgan Prime Money Market Fund, IM Shares	119,806,798	119,890,663

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.6%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $510,001.(xx)	$500,000	500,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $9,434,054, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $9,622,719.(xx)	9,434,038	9,434,038
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $2,000,012, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $2,217,340.(xx)	2,000,000	2,000,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $1,000,054, collateralized by various Common Stocks; total market value $1,111,364.(xx)	$1,000,000	$1,000,000

Total Repurchase Agreements		12,934,038

Total Short-Term Investments (5.8%) (Cost $132,792,763)		132,824,701

Total Investments in Securities (95.1%) (Cost $1,147,287,700)		2,191,619,627
Other Assets Less Liabilities (4.9%)		113,568,225

Net Assets (100%)		$2,305,187,852

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $21,494,680. This was collateralized by $9,455,145 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $12,934,038 which was subsequently invested in joint repurchase agreements.

Glossary:

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	17,613	3,257,569	—	(294,128)	93,848	(1,121,444)	1,935,845	67,798	—
Capital Markets
BlackRock, Inc.	5,884	2,761,332	821,471	(673,121)	113,325	292,921	3,315,928	68,422	—

Total		6,018,901	821,471	(967,249)	207,173	(828,523)	5,251,773	136,220	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,393	12/2020	USD	233,466,800	1,938,594

					1,938,594

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$212,249,801	$—	$—	$212,249,801
Consumer Discretionary	206,277,609	—	—	206,277,609
Consumer Staples	111,255,777	—	—	111,255,777
Energy	36,109,227	—	—	36,109,227
Financials	171,829,380	—	—	171,829,380
Health Care	270,812,944	—	—	270,812,944
Industrials	150,465,948	—	—	150,465,948
Information Technology	522,517,485	—	—	522,517,485
Materials	66,996,403	—	—	66,996,403
Real Estate	48,741,545	—	—	48,741,545
Utilities	39,326,862	—	—	39,326,862
Exchange Traded Funds	222,211,945	—	—	222,211,945
Futures	1,938,594	—	—	1,938,594
Short-Term Investments
Investment Company	119,890,663	—	—	119,890,663
Repurchase Agreements	—	12,934,038	—	12,934,038

Total Assets	$2,180,624,183	$12,934,038	$—	$2,193,558,221

Total Liabilities	$—	$—	$—	$—

Total	$2,180,624,183	$12,934,038	$—	$2,193,558,221

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,117,818,935
Aggregate gross unrealized depreciation	(73,154,819)

Net unrealized appreciation	$1,044,664,116

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,148,894,105

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Entertainment (2.0%)
Activision Blizzard, Inc.	33,900	$2,744,205
Electronic Arts, Inc.*	4,400	573,804
Live Nation Entertainment, Inc.*	15,900	856,692
Netflix, Inc.*	47,958	23,980,439
Roku, Inc.*	11,850	2,237,280
Spotify Technology SA*	14,700	3,565,779
Take-Two Interactive Software, Inc.*	11,700	1,933,074
World Wrestling Entertainment, Inc., Class A	5,100	206,397
Zynga, Inc., Class A*	82,100	748,752

		36,846,422

Interactive Media & Services (8.1%)
Alphabet, Inc., Class A*	26,292	38,533,555
Alphabet, Inc., Class C*	25,979	38,178,739
Facebook, Inc., Class A*	270,698	70,895,806
IAC/InterActiveCorp*	8,400	1,006,152
Match Group, Inc.*	24,543	2,715,683
Pinterest, Inc., Class A*	37,500	1,556,625
Zillow Group, Inc., Class A*	700	71,078
Zillow Group, Inc., Class C*	1,700	172,703

		153,130,341

Media (0.7%)
Altice USA, Inc., Class A*	34,300	891,800
Cable One, Inc.	600	1,131,258
Charter Communications, Inc., Class A*	15,266	9,531,174
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,000	33,170
Liberty Media Corp.-Liberty SiriusXM, Class C*	2,200	72,776
Nexstar Media Group, Inc., Class A	3,200	287,776
Sirius XM Holdings, Inc.(x)	79,800	427,728

		12,375,682

Total Communication Services		202,352,445

Consumer Discretionary (16.4%)
Automobiles (1.9%)
Tesla, Inc.*	83,365	35,764,419

Distributors (0.1%)
Pool Corp.	4,350	1,455,249

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	4,600	699,384
Chegg, Inc.(x)*	13,600	971,584
frontdoor, Inc.*	1,600	62,256
H&R Block, Inc.	15,200	247,608

		1,980,832

Hotels, Restaurants & Leisure (1.0%)
Chipotle Mexican Grill, Inc.*	3,173	3,946,292
Domino’s Pizza, Inc.	4,400	1,871,232
Dunkin’ Brands Group, Inc.	7,780	637,260
Las Vegas Sands Corp.	15,888	741,334
McDonald’s Corp.	12,013	2,636,733
Planet Fitness, Inc., Class A*	5,100	314,262
Starbucks Corp.	76,022	6,531,810
Vail Resorts, Inc.	400	85,588
Wendy’s Co. (The)	20,100	448,130
Wynn Resorts Ltd.	2,700	193,887
Yum China Holdings, Inc.	3,064	162,239
Yum! Brands, Inc.	2,464	224,963

		17,793,730

Household Durables (0.0%)
NVR, Inc.*	50	204,156
Tempur Sealy International, Inc.*	3,850	343,381

		547,537

Internet & Direct Marketing Retail (8.8%)
Amazon.com, Inc.*	47,894	150,805,275
Booking Holdings, Inc.*	4,669	7,987,165
eBay, Inc.	68,650	3,576,665
Etsy, Inc.*	13,250	1,611,597
Expedia Group, Inc.	1,635	149,913
Grubhub, Inc.*	900	65,097
Wayfair, Inc., Class A*	6,800	1,978,868

		166,174,580

Leisure Products (0.0%)
Mattel, Inc.(x)*	22,900	267,930
Peloton Interactive, Inc., Class A*	2,600	258,024
Polaris, Inc.	650	61,321

		587,275

Multiline Retail (0.4%)
Dollar General Corp.	28,400	5,953,208
Dollar Tree, Inc.*	12,546	1,145,952
Ollie’s Bargain Outlet Holdings, Inc.*	5,400	471,690

		7,570,850

Specialty Retail (2.9%)
AutoZone, Inc.*	1,614	1,900,711
Best Buy Co., Inc.	4,600	511,934
Burlington Stores, Inc.*	6,550	1,349,890
CarMax, Inc.*	1,296	119,115
Carvana Co.*	6,100	1,360,666
Five Below, Inc.*	6,100	774,700
Floor & Decor Holdings, Inc., Class A*	10,550	789,140
Home Depot, Inc. (The)	60,532	16,810,342
Lowe’s Cos., Inc.	85,184	14,128,618
O’Reilly Automotive, Inc.*	8,261	3,808,982
Ross Stores, Inc.	31,724	2,960,484
TJX Cos., Inc. (The)	109,342	6,084,882
Tractor Supply Co.	13,000	1,863,420
Ulta Beauty, Inc.*	5,600	1,254,288
Vroom, Inc.(x)*	2,117	109,618
Williams-Sonoma, Inc.	1,379	124,717

		53,951,507

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.*	12,750	4,199,467
NIKE, Inc., Class B	136,539	17,141,106
VF Corp.	2,050	144,013

		21,484,586

Total Consumer Discretionary		307,310,565

Consumer Staples (4.7%)
Beverages (1.8%)
Boston Beer Co., Inc. (The), Class A*	1,000	883,360
Brown-Forman Corp., Class A	4,300	295,324
Brown-Forman Corp., Class B	17,290	1,302,283
Coca-Cola Co. (The)	255,762	12,626,970
Monster Beverage Corp.*	41,558	3,332,951
PepsiCo, Inc.	114,816	15,913,498

		34,354,386

Food & Staples Retailing (1.0%)
Albertsons Cos., Inc., Class A(x)*	1,856	25,705
Costco Wholesale Corp.	43,966	15,607,930
Grocery Outlet Holding Corp.*	4,215	165,734
Sprouts Farmers Market, Inc.*	11,155	233,474
Sysco Corp.	38,836	2,416,376

		18,449,219

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.3%)
Beyond Meat, Inc.*	4,600	$763,876
Campbell Soup Co.	9,795	473,784
Hershey Co. (The)	12,769	1,830,308
Kellogg Co.	9,528	615,414
Lamb Weston Holdings, Inc.	3,700	245,199
McCormick & Co., Inc. (Non- Voting)	7,788	1,511,651
Pilgrim’s Pride Corp.*	1,800	26,937

		5,467,169

Household Products (1.2%)
Church & Dwight Co., Inc.	27,636	2,589,769
Clorox Co. (The)	10,074	2,117,253
Energizer Holdings, Inc.	5,500	215,270
Procter & Gamble Co. (The)	122,800	17,067,972
Reynolds Consumer Products, Inc.	1,477	45,226

		22,035,490

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	22,274	4,861,300
Herbalife Nutrition Ltd.*	1,284	59,899

		4,921,199

Tobacco (0.2%)
Altria Group, Inc.	91,378	3,530,846

Total Consumer Staples		88,758,309

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.*	26,000	1,203,020
Equitrans Midstream Corp.	4,200	35,532

Total Energy		1,238,552

Financials (1.9%)
Capital Markets (1.2%)
Ares Management Corp.	11,000	444,620
Carlyle Group, Inc. (The)	1,200	29,604
Cboe Global Markets, Inc.	2,630	230,756
FactSet Research Systems, Inc.	4,169	1,396,115
Intercontinental Exchange, Inc.	21,375	2,138,569
LPL Financial Holdings, Inc.	610	46,768
MarketAxess Holdings, Inc.	4,200	2,022,678
Moody’s Corp.	18,302	5,304,835
Morningstar, Inc.	2,035	326,841
MSCI, Inc.	9,191	3,279,165
S&P Global, Inc.	15,982	5,763,109
T. Rowe Price Group, Inc.	6,436	825,224
Tradeweb Markets, Inc., Class A	8,000	464,000
Virtu Financial, Inc., Class A	6,300	144,963

		22,417,247

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	100	33,864
LendingTree, Inc.(x)*	900	276,201
SLM Corp.	9,700	78,473

		388,538

Insurance (0.7%)
Alleghany Corp.	200	104,090
Aon plc, Class A	25,800	5,322,540
Axis Capital Holdings Ltd.	800	35,232
Brown & Brown, Inc.	1,400	63,378
Erie Indemnity Co., Class A	1,643	345,490
GoHealth, Inc., Class A(x)*	344	4,481
Lincoln National Corp.	2,600	81,458
Marsh & McLennan Cos., Inc.	44,300	5,081,210
Primerica, Inc.	2,700	305,478
Progressive Corp. (The)	18,900	1,789,263
RenaissanceRe Holdings Ltd.	1,900	322,506

		13,455,126

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)*	4,345	86,596

Total Financials		36,347,507

Health Care (13.9%)
Biotechnology (3.6%)
AbbVie, Inc.	186,659	16,349,462
ACADIA Pharmaceuticals, Inc.*	12,400	511,500
Acceleron Pharma, Inc.*	5,400	607,662
Agios Pharmaceuticals, Inc.*	600	21,000
Alexion Pharmaceuticals, Inc.*	3,590	410,803
Alnylam Pharmaceuticals, Inc.*	12,900	1,878,240
Amgen, Inc.	66,400	16,876,224
Biogen, Inc.*	5,409	1,534,425
BioMarin Pharmaceutical, Inc.*	18,349	1,395,992
Bluebird Bio, Inc.*	3,300	178,035
Exact Sciences Corp.(x)*	14,500	1,478,275
Exelixis, Inc.*	12,400	303,180
Global Blood Therapeutics, Inc.*	6,500	358,410
Immunomedics, Inc.*	23,100	1,964,193
Incyte Corp.*	20,400	1,830,696
Ionis Pharmaceuticals, Inc.*	7,200	341,640
Iovance Biotherapeutics, Inc.*	15,500	510,260
Moderna, Inc.(x)*	32,077	2,269,448
Neurocrine Biosciences, Inc.*	10,300	990,448
Regeneron Pharmaceuticals, Inc.*	10,900	6,101,602
Sage Therapeutics, Inc.*	400	24,448
Sarepta Therapeutics, Inc.*	8,300	1,165,569
Seattle Genetics, Inc.*	13,700	2,680,953
Vertex Pharmaceuticals, Inc.*	29,307	7,975,021

		67,757,486

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	74,800	8,140,484
ABIOMED, Inc.*	5,000	1,385,300
Align Technology, Inc.*	8,800	2,880,768
Baxter International, Inc.	23,956	1,926,542
Cooper Cos., Inc. (The)	700	235,984
DexCom, Inc.*	10,400	4,287,192
Edwards Lifesciences Corp.*	69,476	5,545,574
Haemonetics Corp.*	5,200	453,700
Hill-Rom Holdings, Inc.	800	66,808
Hologic, Inc.*	20,100	1,336,047
ICU Medical, Inc.*	600	109,656
IDEXX Laboratories, Inc.*	9,494	3,732,186
Insulet Corp.*	7,400	1,750,766
Intuitive Surgical, Inc.*	13,063	9,268,721
Masimo Corp.*	5,500	1,298,330
Novocure Ltd.*	11,100	1,235,541
Penumbra, Inc.*	3,700	719,206
Quidel Corp.*	4,200	921,396
ResMed, Inc.	16,132	2,765,509
STERIS plc	500	88,095
Stryker Corp.	12,691	2,644,424
Tandem Diabetes Care, Inc.*	5,900	669,650
Teleflex, Inc.	3,300	1,123,386
Varian Medical Systems, Inc.*	1,290	221,880
West Pharmaceutical Services, Inc.	8,300	2,281,670

		55,088,815

Health Care Providers & Services (2.4%)
Amedisys, Inc.*	3,600	851,148
AmerisourceBergen Corp.	7,808	756,751
Anthem, Inc.	7,300	1,960,707
Cardinal Health, Inc.	32,900	1,544,655
Centene Corp.*	19,026	1,109,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Chemed Corp.	1,800	$864,630
Cigna Corp.	11,026	1,867,915
DaVita, Inc.*	1,500	128,475
Encompass Health Corp.	5,000	324,900
Guardant Health, Inc.*	8,400	938,952
HCA Healthcare, Inc.	15,600	1,945,008
Humana, Inc.	5,700	2,359,173
Laboratory Corp. of America Holdings*	600	112,962
McKesson Corp.	13,471	2,006,236
Molina Healthcare, Inc.*	4,400	805,376
Oak Street Health, Inc.(x)*	945	50,501
UnitedHealth Group, Inc.	88,600	27,622,822

		45,249,997

Health Care Technology (0.5%)
Cerner Corp.	34,240	2,475,210
Change Healthcare, Inc.*	20,040	290,780
Livongo Health, Inc.*	6,200	868,310
Teladoc Health, Inc.(x)*	7,300	1,600,452
Veeva Systems, Inc., Class A*	15,045	4,230,503

		9,465,255

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A*	6,400	797,952
Adaptive Biotechnologies Corp.(x)*	8,537	415,154
Agilent Technologies, Inc.	2,900	292,726
Avantor, Inc.*	50,280	1,130,797
Berkeley Lights, Inc.(x)*	483	36,882
Bio-Techne Corp.	4,054	1,004,298
Bruker Corp.	4,900	194,775
Charles River Laboratories International, Inc.*	4,827	1,093,074
Illumina, Inc.*	16,591	5,127,946
IQVIA Holdings, Inc.*	8,100	1,276,803
Mettler-Toledo International, Inc.*	2,547	2,459,765
PerkinElmer, Inc.	2,400	301,224
PPD, Inc.*	15,115	559,104
PRA Health Sciences, Inc.*	6,000	608,640
Repligen Corp.*	5,800	855,732
Syneos Health, Inc.*	800	42,528
Thermo Fisher Scientific, Inc.	26,200	11,567,824
Waters Corp.*	542	106,059

		27,871,283

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	92,594	5,582,492
Eli Lilly and Co.	94,896	14,046,506
Horizon Therapeutics plc*	20,300	1,576,904
Johnson & Johnson	39,814	5,927,508
Merck & Co., Inc.	248,900	20,646,255
Reata Pharmaceuticals, Inc., Class A*	2,400	233,808
Royalty Pharma plc, Class A(x)	4,041	170,005
Zoetis, Inc.	48,450	8,012,177

		56,195,655

Total Health Care		261,628,491

Industrials (4.6%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	7,000	634,900
BWX Technologies, Inc.	6,800	382,908
HEICO Corp. (Frankfurt Stock Exchange), Class A	7,013	621,773
HEICO Corp. (New York Stock Exchange)	4,026	421,361
Huntington Ingalls Industries, Inc.	400	56,300
Lockheed Martin Corp.	27,931	10,705,394
Mercury Systems, Inc.*	5,000	387,300
Northrop Grumman Corp.	16,200	5,110,938
TransDigm Group, Inc.	1,353	642,837
Virgin Galactic Holdings, Inc.(x)*	6,400	123,072

		19,086,783

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	2,258	230,745
Expeditors International of Washington, Inc.	11,376	1,029,756
United Parcel Service, Inc., Class B	52,459	8,741,243
XPO Logistics, Inc.*	500	42,330

		10,044,074

Building Products (0.1%)
Allegion plc	6,666	659,334
Armstrong World Industries, Inc.	1,900	130,739
AZEK Co., Inc. (The)*	632	22,000
Carrier Global Corp.	35,000	1,068,900
Trex Co., Inc.*	13,000	930,800

		2,811,773

Commercial Services & Supplies (0.4%)
Cintas Corp.	8,800	2,928,904
Copart, Inc.*	22,808	2,398,489
IAA, Inc.*	3,500	182,245
MSA Safety, Inc.	900	120,753
Rollins, Inc.	14,500	785,755
Waste Management, Inc.	6,100	690,337

		7,106,483

Construction & Engineering (0.0%)
Quanta Services, Inc.	3,100	163,866

Electrical Equipment (0.2%)
Generac Holdings, Inc.*	6,300	1,219,932
Rockwell Automation, Inc.	6,312	1,392,932
Vertiv Holdings Co., Class A*	24,600	426,072

		3,038,936

Industrial Conglomerates (0.4%)
3M Co.	41,796	6,694,883
Roper Technologies, Inc.	1,673	661,019

		7,355,902

Machinery (0.3%)
Allison Transmission Holdings, Inc.	8,200	288,148
Donaldson Co., Inc.	1,380	64,060
Graco, Inc.	9,248	567,365
Illinois Tool Works, Inc.	15,700	3,033,397
Lincoln Electric Holdings, Inc.	2,700	248,508
Nordson Corp.	5,300	1,016,646
Toro Co. (The)	10,752	902,630

		6,120,754

Professional Services (0.7%)
CoreLogic, Inc.	450	30,452
CoStar Group, Inc.*	4,400	3,733,444
Dun & Bradstreet Holdings, Inc.(x)*	4,697	120,525
Equifax, Inc.	10,100	1,584,690
IHS Markit Ltd.	24,300	1,907,793
TransUnion	19,432	1,634,814
Verisk Analytics, Inc.	17,791	3,296,850

		12,308,568

Road & Rail (0.8%)
JB Hunt Transport Services, Inc.	2,470	312,159
Landstar System, Inc.	3,466	434,948
Old Dominion Freight Line, Inc.	9,400	1,700,648
Uber Technologies, Inc.*	119,400	4,355,712
Union Pacific Corp.	38,996	7,677,142

		14,480,609

Trading Companies & Distributors (0.2%)
Fastenal Co.	52,216	2,354,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	3,646	$1,300,783

		3,655,203

Total Industrials		86,172,951

Information Technology (44.1%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	5,370	1,111,214
CommScope Holding Co., Inc.*	1,300	11,700
Lumentum Holdings, Inc.*	900	67,617
Motorola Solutions, Inc.	1,900	297,939
Ubiquiti, Inc.(x)	800	133,328

		1,621,798

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	19,264	2,085,714
CDW Corp.	15,874	1,897,419
Cognex Corp.	18,500	1,204,350
Coherent, Inc.*	2,200	244,046
Dolby Laboratories, Inc., Class A	800	53,024
IPG Photonics Corp.*	200	33,994
Jabil, Inc.	3,100	106,206
Keysight Technologies, Inc.*	7,000	691,460
Zebra Technologies Corp., Class A*	5,407	1,365,051

		7,681,264

IT Services (8.3%)
Accenture plc, Class A	71,900	16,248,681
Akamai Technologies, Inc.*	14,750	1,630,465
Automatic Data Processing, Inc.	41,600	5,802,784
BigCommerce Holdings, Inc.(x)*	736	61,309
Black Knight, Inc.*	17,000	1,479,850
Booz Allen Hamilton Holding Corp.	15,150	1,257,147
Broadridge Financial Solutions, Inc.	12,887	1,701,084
CACI International, Inc., Class A*	400	85,264
Cognizant Technology Solutions Corp., Class A	4,314	299,478
EPAM Systems, Inc.*	6,000	1,939,680
Fastly, Inc., Class A(x)*	8,800	824,384
Fiserv, Inc.*	18,554	1,911,990
FleetCor Technologies, Inc.*	9,324	2,220,044
Gartner, Inc.*	9,650	1,205,767
Genpact Ltd.	8,154	317,598
GoDaddy, Inc., Class A*	18,550	1,409,243
Jack Henry & Associates, Inc.	6,700	1,089,353
Leidos Holdings, Inc.	1,400	124,810
Mastercard, Inc., Class A	99,470	33,637,770
MongoDB, Inc.*	5,700	1,319,607
Okta, Inc.*	12,950	2,769,358
Paychex, Inc.	28,480	2,271,850
PayPal Holdings, Inc.*	132,376	26,082,043
Science Applications International Corp.	800	62,736
Square, Inc., Class A*	41,602	6,762,405
StoneCo Ltd., Class A*	20,100	1,063,089
Switch, Inc., Class A	9,899	154,523
Twilio, Inc., Class A*	12,850	3,175,107
VeriSign, Inc.*	6,791	1,391,136
Visa, Inc., Class A	190,308	38,055,891
Western Union Co. (The)	8,855	189,763
WEX, Inc.*	400	55,588

		156,599,797

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	122,200	10,019,178
Analog Devices, Inc.	5,011	584,984
Applied Materials, Inc.	103,200	6,135,240
Broadcom, Inc.	41,711	15,196,152
Enphase Energy, Inc.*	11,800	974,562
Entegris, Inc.	14,100	1,048,194
Inphi Corp.*	5,300	594,925
KLA Corp.	17,500	3,390,450
Lam Research Corp.	16,398	5,440,037
Maxim Integrated Products, Inc.	9,878	667,852
Microchip Technology, Inc.	20,426	2,098,976
MKS Instruments, Inc.	4,600	502,458
Monolithic Power Systems, Inc.	4,900	1,370,089
NVIDIA Corp.	66,600	36,045,252
QUALCOMM, Inc.	126,786	14,920,176
SolarEdge Technologies, Inc.*	5,500	1,310,925
Teradyne, Inc.	18,600	1,477,956
Texas Instruments, Inc.	51,531	7,358,111
Universal Display Corp.	4,800	867,552
Xilinx, Inc.	27,463	2,862,743

		112,865,812

Software (18.0%)
2U, Inc.*	2,450	82,957
Adobe, Inc.*	54,234	26,597,981
Alteryx, Inc., Class A(x)*	5,850	664,267
Anaplan, Inc.*	14,650	916,797
ANSYS, Inc.*	9,662	3,161,696
Aspen Technology, Inc.*	7,000	886,130
Atlassian Corp. plc, Class A*	14,295	2,598,688
Autodesk, Inc.*	16,480	3,807,045
Avalara, Inc.*	9,250	1,177,895
Bill.com Holdings, Inc.*	6,107	612,593
Cadence Design Systems, Inc.*	31,000	3,305,530
CDK Global, Inc.	1,683	73,362
Ceridian HCM Holding, Inc.*	8,450	698,392
Citrix Systems, Inc.	3,779	520,406
Cloudflare, Inc., Class A*	12,200	500,932
Coupa Software, Inc.*	7,500	2,056,800
Crowdstrike Holdings, Inc., Class A*	12,400	1,702,768
Datadog, Inc., Class A*	17,100	1,746,936
DocuSign, Inc.*	20,050	4,315,562
Dropbox, Inc., Class A*	27,600	531,576
Duck Creek Technologies, Inc.(x)*	1,252	56,878
Dynatrace, Inc.*	20,543	842,674
Elastic NV*	7,273	784,684
Everbridge, Inc.*	3,800	477,774
Fair Isaac Corp.*	3,200	1,361,216
FireEye, Inc.*	5,600	69,132
Five9, Inc.*	6,900	894,792
Fortinet, Inc.*	14,950	1,761,259
Globant SA*	4,300	770,646
Guidewire Software, Inc.*	1,700	177,259
HubSpot, Inc.*	4,650	1,358,870
Intuit, Inc.	28,379	9,257,514
Jamf Holding Corp.(x)*	1,016	38,212
Manhattan Associates, Inc.*	6,300	601,587
Medallia, Inc.(x)*	9,344	256,212
Microsoft Corp.#	844,249	177,570,892
nCino, Inc.(x)*	626	49,880
New Relic, Inc.*	5,750	324,070
NortonLifeLock, Inc.	61,700	1,285,828
Nutanix, Inc., Class A*	20,500	454,690
Oracle Corp.	190,513	11,373,626
PagerDuty, Inc.(x)*	7,700	208,747
Palo Alto Networks, Inc.*	10,666	2,610,504
Paycom Software, Inc.*	5,550	1,727,715
Paylocity Holding Corp.*	3,850	621,467
Pegasystems, Inc.	3,950	478,108
Pluralsight, Inc., Class A*	11,661	199,753
Proofpoint, Inc.*	6,350	670,243
PTC, Inc.*	11,650	963,688
RealPage, Inc.*	8,550	492,822
RingCentral, Inc., Class A*	8,700	2,389,107
salesforce.com, Inc.*	90,558	22,759,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ServiceNow, Inc.*	21,439	$10,397,915
Slack Technologies, Inc., Class A*	42,900	1,152,294
Smartsheet, Inc., Class A*	12,400	612,808
Splunk, Inc.*	17,900	3,367,527
SS&C Technologies Holdings, Inc.	5,200	314,704
Synopsys, Inc.*	15,600	3,338,088
Teradata Corp.*	9,250	209,975
Trade Desk, Inc. (The), Class A*	4,650	2,412,327
Tyler Technologies, Inc.*	4,450	1,551,092
VMware, Inc., Class A(x)*	8,866	1,273,778
Workday, Inc., Class A*	19,310	4,154,160
Zendesk, Inc.*	12,850	1,322,522
Zoom Video Communications, Inc., Class A*	18,800	8,838,068
Zscaler, Inc.*	7,900	1,111,451

		338,903,908

Technology Hardware, Storage & Peripherals (11.3%)
Apple, Inc.	1,819,483	210,714,326
Dell Technologies, Inc., Class C*	1,694	114,667
NetApp, Inc.	13,500	591,840
Pure Storage, Inc., Class A*	15,500	238,545

		211,659,378

Total Information Technology		829,331,957

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	3,200	953,152
Ecolab, Inc.	5,541	1,107,313
FMC Corp.	2,800	296,548
NewMarket Corp.	700	239,624
RPM International, Inc.	12,000	994,080
Scotts Miracle-Gro Co. (The)	4,193	641,152
Sherwin-Williams Co. (The)	9,271	6,459,477
W R Grace & Co.	2,200	88,638

		10,779,984

Containers & Packaging (0.2%)
Amcor plc	26,600	293,930
Avery Dennison Corp.	3,800	485,792
Ball Corp.	33,600	2,792,832
Berry Global Group, Inc.*	5,000	241,600
Crown Holdings, Inc.*	1,403	107,834
Graphic Packaging Holding Co.	6,800	95,812

		4,017,800

Metals & Mining (0.0%)
Royal Gold, Inc.	5,200	624,884

Total Materials		15,422,668

Real Estate (1.8%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
American Tower Corp. (REIT)	49,720	12,018,816
Americold Realty Trust (REIT)	2,200	78,650
Brookfield Property REIT, Inc. (REIT), Class A(x)	4,600	56,304
CoreSite Realty Corp. (REIT)	3,000	356,640
Crown Castle International Corp. (REIT)	43,717	7,278,880
Equinix, Inc. (REIT)	9,952	7,564,814
Equity LifeStyle Properties, Inc. (REIT)	8,000	490,400
Extra Space Storage, Inc. (REIT)	9,900	1,059,201
Iron Mountain, Inc. (REIT)	18,800	503,652
Public Storage (REIT)	11,062	2,463,729
SBA Communications Corp. (REIT)	1,718	547,149
Simon Property Group, Inc. (REIT)	26,861	1,737,369

Total Real Estate		34,155,604

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	9,400	288,956

Total Utilities		288,956

Total Common Stocks (99.1%) (Cost $543,081,870)		1,863,008,005

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $439,267)	9,500	425,125

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $800,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $816,001.(xx)	$800,000	800,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $722,962, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $737,420.(xx)	722,961	722,961
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $500,003, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $554,335.(xx)	500,000	500,000

Total Repurchase Agreements		2,022,961

Total Short-Term Investments (0.1%) (Cost $2,022,961)		2,022,961

Total Investments in Securities (99.2%) (Cost $545,544,098)		1,865,456,091
Other Assets Less Liabilities (0.8%)		14,153,866

Net Assets (100%)		$1,879,609,957

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,088,380.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $3,957,544. This was collateralized by $2,006,102 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $2,022,961 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	85	12/2020	USD	14,246,000	(78,314)

					(78,314)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$202,064,669	$287,776	$—	$202,352,445
Consumer Discretionary	307,310,565	—	—	307,310,565
Consumer Staples	88,758,309	—	—	88,758,309
Energy	1,238,552	—	—	1,238,552
Financials	36,347,507	—	—	36,347,507
Health Care	261,628,491	—	—	261,628,491
Industrials	86,172,951	—	—	86,172,951
Information Technology	829,331,957	—	—	829,331,957
Materials	15,422,668	—	—	15,422,668
Real Estate	34,155,604	—	—	34,155,604
Utilities	288,956	—	—	288,956
Master Limited Partnership
Financials	425,125	—	—	425,125
Short-Term Investments
Repurchase Agreements	—	2,022,961	—	2,022,961

Total Assets	$1,863,145,354	$2,310,737	$—	$1,865,456,091

Liabilities:
Futures	$(78,314)	$—	$—	$(78,314)

Total Liabilities	$(78,314)	$—	$—	$(78,314)

Total	$1,863,067,040	$2,310,737	$—	$1,865,377,777

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,323,644,593
Aggregate gross unrealized depreciation	(4,089,236)

Net unrealized appreciation	$1,319,555,357

Federal income tax cost of investments in securities and derivative instruments, if applicable	$545,822,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Entertainment (1.8%)
Activision Blizzard, Inc.	59,656	$4,829,153
Electronic Arts, Inc.*	6,468	843,492
Live Nation Entertainment, Inc.*	23,456	1,263,809
Netflix, Inc.*	92,755	46,380,283
Roku, Inc.*	17,399	3,284,931
Sea Ltd. (ADR)*	38,500	5,930,540
Spotify Technology SA*	36,094	8,755,322
Take-Two Interactive Software, Inc.*	16,962	2,802,462
Walt Disney Co. (The)	140,554	17,439,940
World Wrestling Entertainment, Inc., Class A	8,126	328,859
Zynga, Inc., Class A*	121,376	1,106,949

		92,965,740

Interactive Media & Services (7.5%)
Alphabet, Inc., Class A*	58,380	85,561,728
Alphabet, Inc., Class C*	70,986	104,321,026
Facebook, Inc., Class A*	688,361	180,281,746
IAC/InterActiveCorp*	13,281	1,590,798
Match Group, Inc.*	69,942	7,739,082
Pinterest, Inc., Class A*	54,373	2,257,023
Snap, Inc., Class A*	216,094	5,642,214
Tencent Holdings Ltd.	64,100	4,268,635
Zillow Group, Inc., Class A*	1,121	113,827
Zillow Group, Inc., Class C*	2,639	268,096

		392,044,175

Media (0.3%)
Altice USA, Inc., Class A*	49,837	1,295,762
Cable One, Inc.	883	1,664,835
Charter Communications, Inc., Class A*	22,066	13,776,687
Liberty Media Corp.-Liberty SiriusXM, Class A*	1,704	56,522
Liberty Media Corp.-Liberty SiriusXM, Class C*	3,563	117,864
Nexstar Media Group, Inc., Class A	4,968	446,772
Sirius XM Holdings, Inc.(x)	112,801	604,613

		17,963,055

Total Communication Services		502,972,970

Consumer Discretionary (14.8%)
Auto Components (0.1%)
Aptiv plc	26,740	2,451,523

Automobiles (1.1%)
Ferrari NV	21,496	3,957,199
Tesla, Inc.*	120,818	51,832,130
XPeng, Inc. (ADR)(x)*	13,519	271,326

		56,060,655

Distributors (0.0%)
Pool Corp.	6,323	2,115,296

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	6,817	1,036,457
Chegg, Inc.*	19,527	1,395,009
frontdoor, Inc.*	2,546	99,065
H&R Block, Inc.	20,336	331,273

		2,861,804

Hotels, Restaurants & Leisure (1.6%)
Chipotle Mexican Grill, Inc.*	7,515	9,346,481
Domino’s Pizza, Inc.	6,354	2,702,229
DraftKings, Inc., Class A(x)*	36,840	2,167,666
Dunkin’ Brands Group, Inc.	100,545	8,235,641
Las Vegas Sands Corp.	50,532	2,357,823
McDonald’s Corp.	55,645	12,213,521
Planet Fitness, Inc., Class A*	7,174	442,062
Starbucks Corp.	313,628	26,946,918
Vail Resorts, Inc.	566	121,107
Wendy’s Co. (The)	28,309	631,149
Wynn Resorts Ltd.	43,541	3,126,679
Yum China Holdings, Inc.	161,196	8,535,328
Yum! Brands, Inc.	58,125	5,306,812

		82,133,416

Household Durables (0.0%)
NVR, Inc.*	60	244,987
Tempur Sealy International, Inc.*	5,624	501,605

		746,592

Internet & Direct Marketing Retail (7.9%)
Alibaba Group Holding Ltd. (ADR)*	174,767	51,378,003
Amazon.com, Inc.*	99,848	314,394,393
Booking Holdings, Inc.*	12,769	21,843,673
eBay, Inc.	423,573	22,068,153
Etsy, Inc.*	19,250	2,341,377
Expedia Group, Inc.	2,681	245,821
Grubhub, Inc.*	794	57,430
Wayfair, Inc., Class A*	9,879	2,874,888

		415,203,738

Leisure Products (0.2%)
Hasbro, Inc.	111,300	9,206,736
Mattel, Inc.(x)*	31,724	371,171
Peloton Interactive, Inc., Class A*	3,574	354,684
Polaris, Inc.	1,059	99,906

		10,032,497

Multiline Retail (0.6%)
Dollar General Corp.	82,708	17,337,251
Dollar Tree, Inc.*	18,213	1,663,575
Ollie’s Bargain Outlet Holdings, Inc.*	7,657	668,839
Target Corp.	84,975	13,376,765

		33,046,430

Specialty Retail (2.0%)
AutoZone, Inc.*	2,251	2,650,868
Best Buy Co., Inc.	6,574	731,621
Burlington Stores, Inc.*	9,475	1,952,703
CarMax, Inc.*	5,565	511,479
Carvana Co.*	26,507	5,912,651
Five Below, Inc.*	8,940	1,135,380
Floor & Decor Holdings, Inc., Class A*	15,302	1,144,590
Home Depot, Inc. (The)	108,821	30,220,680
Lowe’s Cos., Inc.	123,498	20,483,378
O’Reilly Automotive, Inc.*	11,943	5,506,678
Ross Stores, Inc.	97,475	9,096,367
TJX Cos., Inc. (The)	158,563	8,824,031
Tractor Supply Co.	18,851	2,702,102
Ulta Beauty, Inc.*	8,168	1,829,469
Vroom, Inc.(x)*	3,175	164,402
Williams-Sonoma, Inc.	158,285	14,315,295

		107,181,694

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.*	30,756	10,130,103
LVMH Moet Hennessy Louis Vuitton SE	11,862	5,545,436
NIKE, Inc., Class B	285,294	35,815,809
Ralph Lauren Corp.	79,475	5,401,916
Under Armour, Inc., Class A*	581,717	6,532,682
VF Corp.	3,355	235,689

		63,661,635

Total Consumer Discretionary		775,495,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.3%)
Beverages (2.0%)
Boston Beer Co., Inc. (The), Class A*	1,450	$1,280,872
Brown-Forman Corp., Class A	6,538	449,030
Brown-Forman Corp., Class B	25,100	1,890,532
Coca-Cola Co. (The)	583,146	28,789,918
Diageo plc (ADR)	56,800	7,819,088
Monster Beverage Corp.*	356,198	28,567,079
PepsiCo, Inc.	247,121	34,250,971

		103,047,490

Food & Staples Retailing (0.7%)
Albertsons Cos., Inc., Class A(x)*	4,076	56,453
Costco Wholesale Corp.	63,668	22,602,140
Grocery Outlet Holding Corp.*	6,574	258,490
Sprouts Farmers Market, Inc.*	14,968	313,280
Sysco Corp.	56,339	3,505,412
Walmart, Inc.	61,178	8,559,414

		35,295,189

Food Products (0.5%)
Beyond Meat, Inc.*	6,746	1,120,241
Campbell Soup Co.	132,270	6,397,900
Hershey Co. (The)	18,580	2,663,257
Kellogg Co.	13,880	896,509
Lamb Weston Holdings, Inc.	5,099	337,911
McCormick & Co., Inc. (Non- Voting)	11,309	2,195,077
Nestle SA (Registered)	85,742	10,172,353
Pilgrim’s Pride Corp.*	3,362	50,312

		23,833,560

Household Products (0.9%)
Church & Dwight Co., Inc.	40,106	3,758,333
Clorox Co. (The)	14,593	3,067,011
Colgate-Palmolive Co.	79,434	6,128,333
Energizer Holdings, Inc.	7,367	288,344
Procter & Gamble Co. (The)	252,324	35,070,513
Reynolds Consumer Products, Inc.	2,874	88,002

		48,400,536

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	32,347	7,059,733
Herbalife Nutrition Ltd.*	2,327	108,554

		7,168,287

Tobacco (0.1%)
Altria Group, Inc.	132,479	5,118,989

Total Consumer Staples		222,864,051

Energy (0.1%)
Energy Equipment & Services (0.1%)
Schlumberger NV	186,788	2,906,421

Oil, Gas & Consumable Fuels (0.0%)
Cheniere Energy, Inc.*	37,672	1,743,083
Equitrans Midstream Corp.	3,710	31,387

		1,774,470

Total Energy		4,680,891

Financials (2.1%)
Capital Markets (1.5%)
Ares Management Corp.	15,454	624,651
BlackRock, Inc.	13,290	7,489,580
Carlyle Group, Inc. (The)	1,938	47,811
Cboe Global Markets, Inc.	15,719	1,379,185
FactSet Research Systems, Inc.	31,315	10,486,767
Intercontinental Exchange, Inc.	31,044	3,105,952
LPL Financial Holdings, Inc.	1,098	84,184
MarketAxess Holdings, Inc.	6,014	2,896,282
Moody’s Corp.	26,525	7,688,271
Morningstar, Inc.	2,890	464,163
MSCI, Inc.	50,907	18,162,599
S&P Global, Inc.	32,462	11,705,797
SEI Investments Co.	154,502	7,836,341
T. Rowe Price Group, Inc.	9,565	1,226,424
Tradeweb Markets, Inc., Class A	26,450	1,534,100
Virtu Financial, Inc., Class A	9,882	227,385
XP, Inc., Class A*	31,030	1,293,641

		76,253,133

Consumer Finance (0.2%)
American Express Co.	115,100	11,538,775
Credit Acceptance Corp.(x)*	118	39,959
LendingTree, Inc.(x)*	1,168	358,448
SLM Corp.	15,304	123,809

		12,060,991

Insurance (0.4%)
Alleghany Corp.	211	109,815
Aon plc, Class A	37,449	7,725,729
Axis Capital Holdings Ltd.	1,754	77,246
Brown & Brown, Inc.	1,414	64,012
Chubb Ltd.	20,940	2,431,553
Erie Indemnity Co., Class A	2,309	485,537
Lincoln National Corp.	4,228	132,463
Marsh & McLennan Cos., Inc.	64,221	7,366,149
Primerica, Inc.	3,951	447,016
Progressive Corp. (The)	27,496	2,603,046
RenaissanceRe Holdings Ltd.	2,872	487,493

		21,930,059

Thrifts & Mortgage Finance (0.0%)
Rocket Cos., Inc., Class A(x)*	6,365	126,855

Total Financials		110,371,038

Health Care (11.0%)
Biotechnology (2.6%)
AbbVie, Inc.	270,589	23,700,891
ACADIA Pharmaceuticals, Inc.*	17,906	738,622
Acceleron Pharma, Inc.*	7,642	859,954
Agios Pharmaceuticals, Inc.*	984	34,440
Alexion Pharmaceuticals, Inc.*	5,134	587,484
Alnylam Pharmaceuticals, Inc.*	18,789	2,735,678
Amgen, Inc.	96,182	24,445,617
Argenx SE (ADR)*	2,033	533,703
Biogen, Inc.*	7,808	2,214,973
BioMarin Pharmaceutical, Inc.*	102,439	7,793,559
Bluebird Bio, Inc.*	5,126	276,548
Exact Sciences Corp.*	20,964	2,137,280
Exelixis, Inc.*	19,033	465,357
Global Blood Therapeutics, Inc.*	9,364	516,331
Immunomedics, Inc.*	33,587	2,855,903
Incyte Corp.*	51,504	4,621,969
Ionis Pharmaceuticals, Inc.*	10,142	481,238
Iovance Biotherapeutics, Inc.*	22,434	738,527
Moderna, Inc.*	46,577	3,295,323
Neurocrine Biosciences, Inc.*	14,950	1,437,592
Regeneron Pharmaceuticals, Inc.*	63,657	35,633,915
Sage Therapeutics, Inc.*	670	40,950
Sarepta Therapeutics, Inc.*	12,118	1,701,731
Seattle Genetics, Inc.*	19,848	3,884,055
Vertex Pharmaceuticals, Inc.*	61,246	16,666,262

		138,397,902

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	249,936	27,200,535

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
ABIOMED, Inc.*	7,221	$2,000,650
Alcon, Inc.*	12,591	714,842
Align Technology, Inc.*	31,375	10,270,920
Baxter International, Inc.	34,845	2,802,235
Cooper Cos., Inc. (The)	1,023	344,874
DexCom, Inc.*	15,011	6,187,985
Edwards Lifesciences Corp.*	100,718	8,039,311
Haemonetics Corp.*	7,578	661,180
Hill-Rom Holdings, Inc.	1,381	115,327
Hologic, Inc.*	29,119	1,935,540
ICU Medical, Inc.*	833	152,239
IDEXX Laboratories, Inc.*	13,726	5,395,828
Insulet Corp.*	10,602	2,508,327
Intuitive Surgical, Inc.*	44,829	31,807,969
Masimo Corp.*	7,894	1,863,458
Novocure Ltd.*	16,358	1,820,809
Penumbra, Inc.*	5,268	1,023,994
Quidel Corp.*	5,914	1,297,413
ResMed, Inc.	23,385	4,008,891
STERIS plc	868	152,933
Stryker Corp.	48,977	10,205,337
Tandem Diabetes Care, Inc.*	8,462	960,437
Teleflex, Inc.	4,760	1,620,399
Varian Medical Systems, Inc.*	22,204	3,819,088
West Pharmaceutical Services, Inc.	11,971	3,290,828

		130,201,349

Health Care Providers & Services (1.9%)
Amedisys, Inc.*	5,226	1,235,583
AmerisourceBergen Corp.	11,636	1,127,761
Anthem, Inc.	24,588	6,604,091
Cardinal Health, Inc.	47,715	2,240,219
Centene Corp.*	74,034	4,318,403
Chemed Corp.	2,473	1,187,906
Cigna Corp.	45,401	7,691,383
DaVita, Inc.*	2,451	209,928
Encompass Health Corp.	7,023	456,355
Guardant Health, Inc.*	12,250	1,369,305
HCA Healthcare, Inc.	47,738	5,951,974
Humana, Inc.	13,537	5,602,829
Laboratory Corp. of America Holdings*	938	176,597
McKesson Corp.	19,641	2,925,134
Molina Healthcare, Inc.*	6,580	1,204,403
Oak Street Health, Inc.(x)*	1,496	79,946
UnitedHealth Group, Inc.	184,063	57,385,322

		99,767,139

Health Care Technology (0.5%)
Cerner Corp.	187,664	13,566,231
Change Healthcare, Inc.*	27,827	403,770
GoodRx Holdings, Inc., Class A(x)*	2,662	148,007
Livongo Health, Inc.*	9,010	1,261,850
Teladoc Health, Inc.(x)*	10,572	2,317,805
Veeva Systems, Inc., Class A*	21,794	6,128,255

		23,825,918

Life Sciences Tools & Services (1.0%)
10X Genomics, Inc., Class A*	9,364	1,167,504
Adaptive Biotechnologies Corp.*	12,592	612,349
Agilent Technologies, Inc.	4,443	448,476
Avantor, Inc.*	72,999	1,641,748
Berkeley Lights, Inc.(x)*	876	66,891
Bio-Techne Corp.	5,779	1,431,632
Bruker Corp.	7,768	308,778
Charles River Laboratories International, Inc.*	7,033	1,592,623
Illumina, Inc.*	60,199	18,606,307
IQVIA Holdings, Inc.*	11,757	1,853,256
Mettler-Toledo International, Inc.*	3,617	3,493,118
PerkinElmer, Inc.	3,326	417,446
PPD, Inc.*	16,786	620,914
PRA Health Sciences, Inc.*	8,821	894,802
Repligen Corp.*	8,652	1,276,516
Syneos Health, Inc.*	1,185	62,995
Thermo Fisher Scientific, Inc.	37,881	16,725,219
Waters Corp.*	802	156,935

		51,377,509

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	134,288	8,096,223
Eli Lilly and Co.	137,636	20,372,881
Horizon Therapeutics plc*	29,454	2,287,987
Johnson & Johnson	140,789	20,960,666
Merck & Co., Inc.	360,791	29,927,613
Novartis AG (ADR)	79,903	6,948,365
Novo Nordisk A/S (ADR)	67,258	4,669,723
Reata Pharmaceuticals, Inc., Class A*	3,756	365,910
Roche Holding AG (ADR)	334,944	14,338,953
Royalty Pharma plc, Class A(x)	5,930	249,475
Zoetis, Inc.	149,314	24,692,056

		132,909,852

Total Health Care		576,479,669

Industrials (4.2%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	10,212	926,228
Boeing Co. (The)	83,370	13,777,726
BWX Technologies, Inc.	9,555	538,042
HEICO Corp. (Frankfurt Stock Exchange), Class A	10,196	903,977
HEICO Corp. (New York Stock Exchange)	6,019	629,949
Huntington Ingalls Industries, Inc.	666	93,740
Lockheed Martin Corp.	40,431	15,496,394
Mercury Systems, Inc.*	7,069	547,565
Northrop Grumman Corp.	23,451	7,398,556
Teledyne Technologies, Inc.*	8,391	2,602,972
TransDigm Group, Inc.	1,884	895,126
Virgin Galactic Holdings, Inc.(x)*	9,166	176,262

		43,986,537

Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	3,164	323,329
Expeditors International of Washington, Inc.	197,318	17,861,225
FedEx Corp.	18,950	4,766,304
United Parcel Service, Inc., Class B	131,596	21,927,842
XPO Logistics, Inc.*	804	68,067

		44,946,767

Building Products (0.1%)
Allegion plc	9,676	957,053
Armstrong World Industries, Inc.	3,121	214,756
AZEK Co., Inc. (The)*	1,593	55,452
Carrier Global Corp.	50,120	1,530,665
Trex Co., Inc.*	19,290	1,381,164

		4,139,090

Commercial Services & Supplies (0.3%)
Cintas Corp.	24,117	8,026,861
Copart, Inc.*	33,138	3,484,792
IAA, Inc.*	5,657	294,560
MSA Safety, Inc.	1,430	191,863
Rollins, Inc.	21,532	1,166,819
Waste Management, Inc.	8,942	1,011,967

		14,176,862

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.0%)
Quanta Services, Inc.	4,498	$237,764

Electrical Equipment (0.1%)
Generac Holdings, Inc.*	8,964	1,735,789
Rockwell Automation, Inc.	9,192	2,028,490
Vertiv Holdings Co., Class A*	35,280	611,050

		4,375,329

Industrial Conglomerates (0.3%)
3M Co.	60,600	9,706,908
Roper Technologies, Inc.	15,272	6,034,120

		15,741,028

Machinery (0.7%)
Allison Transmission Holdings, Inc.	11,351	398,874
Cummins, Inc.	12,800	2,702,848
Deere & Co.	77,165	17,102,079
Donaldson Co., Inc.	2,315	107,462
Fortive Corp.	45,216	3,445,911
Graco, Inc.	13,068	801,722
Illinois Tool Works, Inc.	22,777	4,400,744
Lincoln Electric Holdings, Inc.	3,725	342,849
Nordson Corp.	7,616	1,460,901
Parker-Hannifin Corp.	12,500	2,529,250
Toro Co. (The)	15,705	1,318,435
Westinghouse Air Brake Technologies Corp.	17,427	1,078,383

		35,689,458

Professional Services (0.4%)
CoreLogic, Inc.	803	54,339
CoStar Group, Inc.*	6,361	5,397,372
Equifax, Inc.	22,852	3,585,479
IHS Markit Ltd.	35,297	2,771,167
TransUnion	75,507	6,352,404
Verisk Analytics, Inc.	25,873	4,794,526

		22,955,287

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	9,450	1,194,291
Landstar System, Inc.	4,878	612,140
Norfolk Southern Corp.	6,900	1,476,531
Old Dominion Freight Line, Inc.	13,716	2,481,499
Uber Technologies, Inc.*	173,148	6,316,439
Union Pacific Corp.	71,265	14,029,941

		26,110,841

Trading Companies & Distributors (0.1%)
Fastenal Co.	75,760	3,416,018
WW Grainger, Inc.	5,323	1,899,087

		5,315,105

Total Industrials		217,674,068

Information Technology (32.8%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	7,867	1,627,918
Cisco Systems, Inc.	188,815	7,437,423
Lumentum Holdings, Inc.*	1,417	106,459
Motorola Solutions, Inc.	2,728	427,778
Ubiquiti, Inc.	1,163	193,826

		9,793,404

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	27,934	3,024,414
CDW Corp.	23,141	2,766,044
Cognex Corp.	26,855	1,748,260
Coherent, Inc.*	3,038	337,005
Dolby Laboratories, Inc., Class A	1,490	98,757
IPG Photonics Corp.*	449	76,317
Jabil, Inc.	4,183	143,310
Keysight Technologies, Inc.*	10,386	1,025,929
Zebra Technologies Corp., Class A*	7,824	1,975,247

		11,195,283

IT Services (7.0%)
Accenture plc, Class A	154,887	35,002,913
Akamai Technologies, Inc.*	21,491	2,375,615
Automatic Data Processing, Inc.	83,166	11,600,825
BigCommerce Holdings, Inc.(x)*	1,198	99,793
Black Knight, Inc.*	24,379	2,122,192
Booz Allen Hamilton Holding Corp.	22,057	1,830,290
Broadridge Financial Solutions, Inc.	18,665	2,463,780
CACI International, Inc., Class A*	708	150,917
Cognizant Technology Solutions Corp., Class A	6,562	455,534
EPAM Systems, Inc.*	8,668	2,802,191
Fastly, Inc., Class A*	12,859	1,204,631
Fidelity National Information Services, Inc.	53,188	7,829,806
Fiserv, Inc.*	85,575	8,818,504
FleetCor Technologies, Inc.*	13,452	3,202,921
Gartner, Inc.*	58,308	7,285,585
Genpact Ltd.	11,555	450,067
Global Payments, Inc.	26,288	4,668,223
GoDaddy, Inc., Class A*	27,000	2,051,190
Jack Henry & Associates, Inc.	9,707	1,578,261
Leidos Holdings, Inc.	2,311	206,026
Mastercard, Inc., Class A	224,612	75,957,040
MongoDB, Inc.*	8,202	1,898,845
Okta, Inc.*	18,760	4,011,826
Paychex, Inc.	41,363	3,299,527
PayPal Holdings, Inc.*	289,476	57,035,456
Science Applications International Corp.	1,325	103,907
Shopify, Inc., Class A*	1,953	1,997,861
Snowflake, Inc., Class A(x)*	1,791	449,541
Square, Inc., Class A*	60,339	9,808,105
StoneCo Ltd., Class A*	52,296	2,765,936
Switch, Inc., Class A	15,630	243,984
Twilio, Inc., Class A*	18,592	4,593,897
VeriSign, Inc.*	9,891	2,026,171
Visa, Inc., Class A	524,493	104,882,865
Western Union Co. (The)	13,259	284,140
WEX, Inc.*	659	91,581
Wix.com Ltd.*	2,700	688,095

		366,338,041

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	263,174	21,577,636
Analog Devices, Inc.	7,346	857,572
Applied Materials, Inc.	149,683	8,898,654
ASML Holding NV (Registered) (NYRS)	14,800	5,465,196
Broadcom, Inc.	60,467	22,029,337
Enphase Energy, Inc.*	17,167	1,417,823
Entegris, Inc.	20,157	1,498,471
Inphi Corp.*	7,826	878,468
KLA Corp.	25,329	4,907,240
Lam Research Corp.	23,681	7,856,172
Marvell Technology Group Ltd.	81,821	3,248,294
Maxim Integrated Products, Inc.	14,492	979,804
Microchip Technology, Inc.	29,656	3,047,451
MKS Instruments, Inc.	6,616	722,666
Monolithic Power Systems, Inc.	7,098	1,984,672
NVIDIA Corp.	164,895	89,244,472
QUALCOMM, Inc.	340,880	40,114,758
SolarEdge Technologies, Inc.*	7,854	1,872,001
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	32,100	2,602,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.	26,980	$2,143,831
Texas Instruments, Inc.	74,695	10,665,699
Universal Display Corp.	7,097	1,282,712
Xilinx, Inc.	39,854	4,154,381

		237,449,657

Software (14.5%)
2U, Inc.*	3,670	124,266
Adobe, Inc.*	127,060	62,314,036
Alteryx, Inc., Class A(x)*	8,372	950,641
Anaplan, Inc.*	20,584	1,288,147
ANSYS, Inc.*	13,977	4,573,694
Aspen Technology, Inc.*	10,432	1,320,587
Atlassian Corp. plc, Class A*	20,744	3,771,052
Autodesk, Inc.*	168,123	38,838,094
Avalara, Inc.*	26,577	3,384,315
Bill.com Holdings, Inc.*	8,889	891,656
Cadence Design Systems, Inc.*	44,982	4,796,431
CDK Global, Inc	2,738	119,349
Ceridian HCM Holding, Inc.*	12,322	1,018,413
Citrix Systems, Inc.	5,436	748,592
Cloudflare, Inc., Class A*	17,781	730,088
Coupa Software, Inc.*	10,833	2,970,842
Crowdstrike Holdings, Inc., Class A*	29,828	4,095,981
Datadog, Inc., Class A*	52,066	5,319,063
DocuSign, Inc.*	29,089	6,261,116
Dropbox, Inc., Class A*	39,979	769,996
Duck Creek Technologies, Inc.(x)*	1,935	87,907
Dynatrace, Inc.*	29,831	1,223,668
Elastic NV*	10,637	1,147,626
Everbridge, Inc.*	5,559	698,933
Fair Isaac Corp.*	4,564	1,941,434
FireEye, Inc.*	8,769	108,253
Five9, Inc.*	10,265	1,331,165
Fortinet, Inc.*	21,688	2,555,063
Globant SA*	6,281	1,125,681
Guidewire Software, Inc.*	2,794	291,330
HubSpot, Inc.*	6,749	1,972,260
Intuit, Inc.	63,494	20,712,378
Jamf Holding Corp.(x)*	1,671	62,846
Manhattan Associates, Inc.*	9,113	870,200
Medallia, Inc.*	14,498	397,535
Microsoft Corp.	1,639,802	344,899,555
nCino, Inc.(x)*	1,040	82,867
New Relic, Inc.*	7,979	449,696
NortonLifeLock, Inc.	89,554	1,866,305
Nutanix, Inc., Class A*	30,629	679,351
Oracle Corp.	608,625	36,334,912
PagerDuty, Inc.(x)*	9,924	269,040
Palantir Technologies, Inc., Class A*	60,438	574,161
Palo Alto Networks, Inc.*	15,430	3,776,493
Paycom Software, Inc.*	17,167	5,344,087
Paylocity Holding Corp.*	5,635	909,602
Pegasystems, Inc.	5,743	695,133
Pluralsight, Inc., Class A*	16,624	284,769
Proofpoint, Inc.*	9,355	987,420
PTC, Inc.*	16,900	1,397,968
RealPage, Inc.*	12,443	717,215
RingCentral, Inc., Class A*	12,648	3,473,267
salesforce.com, Inc.*	306,538	77,039,130
ServiceNow, Inc.*	67,281	32,631,285
Slack Technologies, Inc., Class A*	146,396	3,932,197
Smartsheet, Inc., Class A*	18,128	895,886
Splunk, Inc.*	53,763	10,114,433
SS&C Technologies Holdings, Inc.	7,433	449,845
Synopsys, Inc.*	22,666	4,850,071
Temenos AG (Registered)	6,149	828,064
Teradata Corp.*	12,382	281,071
Trade Desk, Inc. (The), Class A*	6,794	3,524,591
Tyler Technologies, Inc.*	6,465	2,253,440
VMware, Inc., Class A(x)*	12,888	1,851,619
Workday, Inc., Class A*	106,099	22,825,078
Zendesk, Inc.*	18,456	1,899,492
Zoom Video Communications, Inc., Class A*	27,283	12,826,011
Zscaler, Inc.*	11,360	1,598,238

		759,354,930

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	2,885,335	334,150,646
Dell Technologies, Inc., Class C*	2,502	169,360
NetApp, Inc.	19,521	855,801
Pure Storage, Inc., Class A*	20,963	322,621

		335,498,428

Total Information Technology		1,719,629,743

Materials (0.6%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	4,524	1,347,519
Ecolab, Inc.	8,076	1,613,908
FMC Corp.	4,033	427,135
Linde plc	7,594	1,808,359
NewMarket Corp.	882	301,926
RPM International, Inc.	17,262	1,429,984
Scotts Miracle-Gro Co. (The)	6,163	942,384
Sherwin-Williams Co. (The)	21,617	15,061,429
W R Grace & Co.	3,562	143,513

		23,076,157

Containers & Packaging (0.1%)
Amcor plc	37,801	417,701
Avery Dennison Corp.	5,429	694,043
Ball Corp.	48,720	4,049,606
Berry Global Group, Inc.*	7,860	379,795
Crown Holdings, Inc.*	2,364	181,697
Graphic Packaging Holding Co.	10,727	151,144

		5,873,986

Metals & Mining (0.0%)
Royal Gold, Inc.	7,688	923,867

Total Materials		29,874,010

Real Estate (0.9%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Tower Corp. (REIT)	72,074	17,422,448
Americold Realty Trust (REIT)	3,509	125,447
Brookfield Property REIT, Inc. (REIT), Class A(x)	8,122	99,413
CoreSite Realty Corp. (REIT)	4,259	506,310
Crown Castle International Corp. (REIT)	63,330	10,544,445
Equinix, Inc. (REIT)	14,358	10,913,947
Equity LifeStyle Properties, Inc. (REIT)	11,453	702,069
Extra Space Storage, Inc. (REIT)	14,425	1,543,331
Iron Mountain, Inc. (REIT)	26,797	717,892
Public Storage (REIT)	16,067	3,578,442
SBA Communications Corp. (REIT)	2,436	775,817
Simon Property Group, Inc. (REIT)	39,068	2,526,918

Total Real Estate		49,456,479

Utilities (0.0%)
Electric Utilities (0.0%)
NRG Energy, Inc.	13,176	405,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Total Utilities		$405,030

Total Common Stocks (80.4%) (Cost $1,490,906,050)		4,209,903,229

EXCHANGE TRADED FUNDS (ETF):
Equity (9.5%)
iShares Core S&P 500 ETF	5,579	1,874,879
iShares Morningstar Large-Cap ETF	10,023	1,954,485
iShares Morningstar Large-Cap Growth ETF‡	382,665	102,343,410
iShares Morningstar Large-Cap Value ETF(x)	18,668	1,845,332
iShares Russell 1000 ETF	3,225	603,559
iShares Russell 1000 Growth ETF(x)	803,373	174,243,570
iShares Russell 1000 Value ETF(x)	17,790	2,101,533
iShares S&P 100 ETF(x)	2,587	402,873
iShares S&P 500 Growth ETF(x)	505,850	116,891,818
iShares S&P 500 Value ETF(x)	9,804	1,102,460
SPDR Portfolio S&P 500 Value ETF(x)	47,100	1,422,420
Vanguard Growth ETF(x)	390,222	88,818,429
Vanguard Large-Cap ETF(x)	600	93,864
Vanguard Russell 1000 Value(x)	8,100	841,347
Vanguard Value ETF(x)	7,200	752,472

Total Exchange Traded Funds (9.5%) (Cost $114,877,324)		495,292,451

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $623,105)	13,474	602,961

SHORT-TERM INVESTMENTS:
Investment Companies (5.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	260,594,944	260,777,360

Total Investment Companies		280,777,360

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,936,886, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,995,619.(xx)	2,936,882	2,936,882
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $11,000,064, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $12,195,372. (xx)	11,000,000	11,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $7,000,381, collateralized by various Common Stocks; total market value $7,779,545.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $15,000,083, collateralized by various Common Stocks; total market value $16,669,347.(xx)	15,000,000	15,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $4,000,062, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $4,080,000.(xx)	4,000,000	4,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $8,000,124, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $8,160,000.(xx)	8,000,000	8,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $7,300,043, collateralized by various Common Stocks; total market value $8,114,233.(xx)	7,300,000	7,300,000

Total Repurchase Agreements		55,536,882

Total Short-Term Investments (6.4%) (Cost $336,255,470)		336,314,242

Total Investments in Securities (96.3%) (Cost $1,942,661,949)		5,042,112,883
Other Assets Less Liabilities (3.7%)		194,845,890

Net Assets (100%)		$5,236,958,773

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $159,337,844. This was collateralized by $91,369,131 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $75,536,882 which was subsequently invested in an investment company and joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Growth ETF	382,665	104,468,747	—	(27,017,108)	15,245,499	9,646,272	102,343,410	245,287	—

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	452	12/2020	USD	103,121,540	2,978,873
S&P 500 E-Mini Index	2,456	12/2020	USD	411,625,600	3,413,121

					6,391,994

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$498,257,563	$4,715,407	$—	$502,972,970
Consumer Discretionary	769,949,844	5,545,436	—	775,495,280
Consumer Staples	212,691,698	10,172,353	—	222,864,051
Energy	4,680,891	—	—	4,680,891
Financials	110,371,038	—	—	110,371,038
Health Care	575,764,827	714,842	—	576,479,669
Industrials	217,674,068	—	—	217,674,068
Information Technology	1,718,801,679	828,064	—	1,719,629,743
Materials	29,874,010	—	—	29,874,010
Real Estate	49,456,479	—	—	49,456,479
Utilities	405,030	—	—	405,030
Exchange Traded Funds	495,292,451	—	—	495,292,451
Futures	6,391,994	—	—	6,391,994
Master Limited Partnership
Financials	602,961	—	—	602,961
Short-Term Investments
Investment Companies	280,777,360	—	—	280,777,360
Repurchase Agreements	—	55,536,882	—	55,536,882

Total Assets	$4,970,991,893	$77,512,984	$—	$5,048,504,877

Total Liabilities	$—	$—	$—	$—

Total	$4,970,991,893	$77,512,984	$—	$5,048,504,877

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,105,352,949
Aggregate gross unrealized depreciation	(30,450,673)

Net unrealized appreciation	$3,074,902,276

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,973,602,601

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	285,800	$8,148,158
CenturyLink, Inc.	43,979	443,748
GCI Liberty, Inc., Class A*	3,900	319,644
Verizon Communications, Inc.	166,100	9,881,289

		18,792,839

Entertainment (2.1%)
Activision Blizzard, Inc.	18,500	1,497,575
Electronic Arts, Inc.*	9,800	1,278,018
Liberty Media Corp.-Liberty Formula One, Class A*	950	31,835
Liberty Media Corp.-Liberty Formula One, Class C*	7,850	284,719
Lions Gate Entertainment Corp., Class A*	2,300	21,804
Lions Gate Entertainment Corp., Class B*	4,500	39,240
Madison Square Garden Entertainment Corp.*	750	51,368
Madison Square Garden Sports Corp., Class A*	750	112,860
Take-Two Interactive Software, Inc.*	300	49,566
Walt Disney Co. (The)	72,425	8,986,494
Zynga, Inc., Class A*	6,250	57,000

		12,410,479

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	2,700	3,957,120
Alphabet, Inc., Class C*	2,700	3,967,920
Pinterest, Inc., Class A*	2,700	112,077
TripAdvisor, Inc.	3,950	77,381
Twitter, Inc.*	30,700	1,366,150
Zillow Group, Inc., Class A*	2,000	203,080
Zillow Group, Inc., Class C*	5,000	507,950

		10,191,678

Media (2.2%)
Charter Communications, Inc., Class A*	600	374,604
Comcast Corp., Class A	181,600	8,400,816
Discovery, Inc., Class A(x)*	6,200	134,974
Discovery, Inc., Class C*	12,972	254,251
DISH Network Corp., Class A*	9,738	282,694
Fox Corp., Class A	13,539	376,790
Fox Corp., Class B	6,333	177,134
Interpublic Group of Cos., Inc. (The)	15,500	258,385
John Wiley & Sons, Inc., Class A	1,700	53,907
Liberty Broadband Corp., Class A* .	971	137,698
Liberty Broadband Corp., Class C* .	4,197	599,625
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,836	94,070
Liberty Media Corp.-Liberty SiriusXM, Class C*	6,044	199,936
New York Times Co. (The), Class A	6,500	278,135
News Corp., Class A	15,455	216,679
News Corp., Class B	4,800	67,104
Nexstar Media Group, Inc., Class A	600	53,958
Omnicom Group, Inc.	8,500	420,750
Sirius XM Holdings, Inc.	18,700	100,232
ViacomCBS, Inc.(x)	21,626	605,744
ViacomCBS, Inc., Class A	367	11,117

		13,098,603

Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	3,996	73,686
T-Mobile US, Inc.*	22,022	2,518,436
United States Cellular Corp.*	521	15,385

		2,607,507

Total Communication Services		57,101,106

Consumer Discretionary (7.6%)
Auto Components (0.3%)
Aptiv plc	10,650	976,392
BorgWarner, Inc.	8,200	317,668
Gentex Corp.	9,800	252,350
Lear Corp.	2,390	260,629

		1,807,039

Automobiles (0.5%)
Ford Motor Co.	156,100	1,039,626
General Motors Co.	50,050	1,480,980
Harley-Davidson, Inc.	6,100	149,694
Thor Industries, Inc.	2,150	204,809

		2,875,109

Distributors (0.1%)
Genuine Parts Co.	5,650	537,711
LKQ Corp.*	12,100	335,533

		873,244

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	700	106,428
frontdoor, Inc.*	2,750	107,002
Graham Holdings Co., Class B	224	90,521
Grand Canyon Education, Inc.*	1,850	147,889
H&R Block, Inc.	2,200	35,838
Service Corp. International	6,850	288,933
ServiceMaster Global Holdings, Inc.*	5,200	207,376

		983,987

Hotels, Restaurants & Leisure (2.4%)
Aramark	9,050	239,372
Carnival Corp.	18,738	284,443
Choice Hotels International, Inc.	1,400	120,344
Darden Restaurants, Inc.	5,200	523,848
Dunkin’ Brands Group, Inc.	450	36,859
Extended Stay America, Inc.	7,000	83,650
Hilton Worldwide Holdings, Inc.	10,900	929,988
Hyatt Hotels Corp., Class A	1,325	70,715
Las Vegas Sands Corp.	7,550	352,283
Marriott International, Inc., Class A .	10,700	990,606
McDonald’s Corp.	25,550	5,607,970
MGM Resorts International	18,766	408,161
Norwegian Cruise Line Holdings Ltd.(x)*	11,000	188,210
Planet Fitness, Inc., Class A*	1,300	80,106
Royal Caribbean Cruises Ltd.	6,944	449,485
Six Flags Entertainment Corp.	3,050	61,915
Starbucks Corp.	19,800	1,701,216
Vail Resorts, Inc.	1,500	320,955
Wyndham Destinations, Inc.	3,300	101,508
Wyndham Hotels & Resorts, Inc.	3,600	181,800
Wynn Resorts Ltd.	2,900	208,249
Yum China Holdings, Inc.	14,850	786,308
Yum! Brands, Inc.	11,150	1,017,995

		14,745,986

Household Durables (0.9%)
DR Horton, Inc.	13,227	1,000,358
Garmin Ltd.	5,985	567,737
Leggett & Platt, Inc.	5,200	214,084
Lennar Corp., Class A	10,832	884,758
Lennar Corp., Class B	603	39,593
Mohawk Industries, Inc.*	2,277	222,212
Newell Brands, Inc.	15,350	263,406
NVR, Inc.*	200	816,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PulteGroup, Inc.	10,650	$492,988
Tempur Sealy International, Inc.*	500	44,595
Toll Brothers, Inc.	4,625	225,053
Whirlpool Corp.	2,466	453,473

		5,224,881

Internet & Direct Marketing Retail (0.2%)
eBay, Inc.	2,200	114,620
Expedia Group, Inc.	4,788	439,012
Grubhub, Inc.*	3,300	238,689
Qurate Retail, Inc., Class A	15,139	108,698
Wayfair, Inc., Class A*	300	87,303

		988,322

Leisure Products (0.2%)
Brunswick Corp.	3,150	185,566
Hasbro, Inc.	5,100	421,872
Mattel, Inc.*	5,500	64,350
Peloton Interactive, Inc., Class A*	2,900	287,796
Polaris, Inc.	2,100	198,114

		1,157,698

Multiline Retail (0.6%)
Dollar Tree, Inc.*	4,900	447,566
Kohl’s Corp.	6,291	116,572
Nordstrom, Inc.(x)	4,300	51,256
Ollie’s Bargain Outlet Holdings, Inc.*	200	17,470
Target Corp.	20,050	3,156,271

		3,789,135

Specialty Retail (1.8%)
Advance Auto Parts, Inc.	2,700	414,450
AutoNation, Inc.*	2,250	119,092
AutoZone, Inc.*	400	471,056
Best Buy Co., Inc.	7,450	829,111
Burlington Stores, Inc.*	300	61,827
CarMax, Inc.*	6,000	551,460
Dick’s Sporting Goods, Inc.	2,450	141,806
Foot Locker, Inc.	4,041	133,474
Gap, Inc. (The)	7,300	124,319
Home Depot, Inc. (The)	21,550	5,984,651
L Brands, Inc.	9,100	289,471
Penske Automotive Group, Inc.	1,250	59,575
Ross Stores, Inc.	2,700	251,964
Tiffany & Co.	4,800	556,080
TJX Cos., Inc. (The)	9,100	506,415
Ulta Beauty, Inc.*	200	44,796
Vroom, Inc.(x)*	104	5,385
Williams-Sonoma, Inc.	2,550	230,622

		10,775,554

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	5,600	100,800
Carter’s, Inc.	1,700	147,186
Columbia Sportswear Co.	1,100	95,678
Hanesbrands, Inc.	13,850	218,137
PVH Corp.	2,800	166,992
Ralph Lauren Corp.	1,800	122,346
Skechers USA, Inc., Class A*	5,300	160,166
Tapestry, Inc.	11,050	172,712
Under Armour, Inc., Class A*	7,450	83,663
Under Armour, Inc., Class C*	7,850	77,244
VF Corp.	12,100	850,025

		2,194,949

Total Consumer Discretionary		45,415,904

Consumer Staples (8.3%)
Beverages (1.2%)
Brown-Forman Corp., Class A	250	17,170
Brown-Forman Corp., Class B	1,050	79,086
Coca-Cola Co. (The)	64,000	3,159,680
Constellation Brands, Inc., Class A	6,450	1,222,340
Keurig Dr Pepper, Inc.	15,400	425,040
Molson Coors Beverage Co., Class B	6,949	233,208
PepsiCo, Inc.	14,800	2,051,280

		7,187,804

Food & Staples Retailing (1.9%)
Albertsons Cos., Inc., Class A(x)*	1,064	14,736
Casey’s General Stores, Inc.	1,500	266,475
Costco Wholesale Corp.	2,100	745,500
Grocery Outlet Holding Corp.*	1,280	50,330
Kroger Co. (The)	30,900	1,047,819
Sprouts Farmers Market, Inc.*	650	13,604
Sysco Corp.	5,500	342,210
US Foods Holding Corp.*	8,750	194,425
Walgreens Boots Alliance, Inc.	28,948	1,039,812
Walmart, Inc.	55,882	7,818,451

		11,533,362

Food Products (1.9%)
Archer-Daniels-Midland Co.	22,166	1,030,497
Beyond Meat, Inc.*	450	74,727
Bunge Ltd.	5,411	247,283
Campbell Soup Co.	3,450	166,876
Conagra Brands, Inc.	19,481	695,667
Flowers Foods, Inc.	7,750	188,557
General Mills, Inc.	24,250	1,495,740
Hain Celestial Group, Inc. (The)*	3,250	111,475
Hershey Co. (The)	1,300	186,342
Hormel Foods Corp.	11,150	545,123
Ingredion, Inc.	2,629	198,963
J M Smucker Co. (The)	4,369	504,707
Kellogg Co.	6,565	424,033
Kraft Heinz Co. (The)	25,900	775,705
Lamb Weston Holdings, Inc.	4,478	296,757
McCormick & Co., Inc. (Non-Voting)	2,200	427,020
Mondelez International, Inc., Class A	56,562	3,249,487
Pilgrim’s Pride Corp.*	1,350	20,203
Post Holdings, Inc.*	2,500	215,000
Seaboard Corp.	14	39,714
TreeHouse Foods, Inc.*	2,200	89,166
Tyson Foods, Inc., Class A	11,424	679,500

		11,662,542

Household Products (2.1%)
Clorox Co. (The)	1,454	305,587
Colgate-Palmolive Co.	33,700	2,599,955
Energizer Holdings, Inc.	450	17,613
Kimberly-Clark Corp.	13,655	2,016,298
Procter & Gamble Co. (The)	54,071	7,515,328
Reynolds Consumer Products, Inc.	1,350	41,337
Spectrum Brands Holdings, Inc.	1,658	94,771

		12,590,889

Personal Products (0.1%)
Coty, Inc., Class A	11,446	30,904
Estee Lauder Cos., Inc. (The), Class A	1,000	218,250
Herbalife Nutrition Ltd.*	3,050	142,283
Nu Skin Enterprises, Inc., Class A	2,000	100,180

		491,617

Tobacco (1.1%)
Altria Group, Inc.	41,950	1,620,948
Philip Morris International, Inc.	62,300	4,671,877

		6,292,825

Total Consumer Staples		49,759,039

Energy (4.0%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	26,199	348,185

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Halliburton Co.	35,000	$421,750
Helmerich & Payne, Inc.	4,106	60,153
National Oilwell Varco, Inc.	15,449	139,968
Schlumberger NV	55,516	863,829

		1,833,885

Oil, Gas & Consumable Fuels (3.7%)
Antero Midstream Corp.	11,400	61,218
Apache Corp.	15,058	142,599
Cabot Oil & Gas Corp.	15,650	271,684
Chevron Corp.	74,957	5,396,904
Cimarex Energy Co.	4,000	97,320
Concho Resources, Inc.	7,770	342,812
ConocoPhillips	42,970	1,411,135
Continental Resources, Inc.(x)	2,950	36,226
Devon Energy Corp.	15,185	143,650
Diamondback Energy, Inc.	6,266	188,732
EOG Resources, Inc.	23,250	835,605
EQT Corp.	10,183	131,666
Equitrans Midstream Corp.	14,756	124,836
Exxon Mobil Corp.	169,599	5,822,334
Hess Corp.	10,918	446,874
HollyFrontier Corp.	5,900	116,289
Kinder Morgan, Inc.	77,850	959,890
Marathon Oil Corp.	31,448	128,622
Marathon Petroleum Corp.	25,882	759,378
Murphy Oil Corp.(x)	5,787	51,620
Noble Energy, Inc.	18,958	162,091
Occidental Petroleum Corp.	33,543	335,765
ONEOK, Inc.	17,550	455,949
Parsley Energy, Inc., Class A	12,000	112,320
Phillips 66	17,435	903,830
Pioneer Natural Resources Co.	6,550	563,235
Targa Resources Corp.	9,200	129,076
Valero Energy Corp.	16,236	703,344
Williams Cos., Inc. (The)	48,600	954,990
WPX Energy, Inc.*	16,051	78,650

		21,868,644

Total Energy		23,702,529

Financials (17.9%)
Banks (6.6%)
Associated Banc-Corp.	6,052	76,376
Bank of America Corp.	310,038	7,468,815
Bank of Hawaii Corp.	1,524	76,993
Bank OZK	4,800	102,336
BOK Financial Corp.	1,246	64,181
Citigroup, Inc.	83,458	3,597,874
Citizens Financial Group, Inc.	17,000	429,760
Comerica, Inc.	5,555	212,479
Commerce Bancshares, Inc.	4,022	226,398
Cullen/Frost Bankers, Inc.	2,197	140,498
East West Bancorp, Inc.	5,634	184,457
Fifth Third Bancorp	28,388	605,232
First Citizens BancShares, Inc., Class A	300	95,634
First Hawaiian, Inc.	5,100	73,797
First Horizon National Corp.	21,784	205,423
First Republic Bank	6,850	747,061
FNB Corp.	12,850	87,123
Huntington Bancshares, Inc.	40,375	370,239
JPMorgan Chase & Co.	121,427	11,689,777
KeyCorp	38,783	462,681
M&T Bank Corp.	5,059	465,883
PacWest Bancorp	4,650	79,422
People’s United Financial, Inc.	16,860	173,827
Pinnacle Financial Partners, Inc.	2,900	103,211
PNC Financial Services Group, Inc. (The)	16,939	1,861,766
Popular, Inc.	3,282	119,038
Prosperity Bancshares, Inc.	3,500	181,405
Regions Financial Corp.	38,418	442,960
Signature Bank	2,100	174,279
Sterling Bancorp	7,700	81,004
SVB Financial Group*	2,050	493,271
Synovus Financial Corp.	5,791	122,596
TCF Financial Corp.	6,011	140,417
Truist Financial Corp.	53,968	2,053,482
Umpqua Holdings Corp.	8,750	92,925
US Bancorp	54,450	1,952,033
Webster Financial Corp.	3,550	93,756
Wells Fargo & Co.	150,445	3,536,962
Western Alliance Bancorp	3,850	121,737
Wintrust Financial Corp.	2,200	88,110
Zions Bancorp NA	6,418	187,534

		39,482,752

Capital Markets (3.9%)
Affiliated Managers Group, Inc.	1,750	119,665
Ameriprise Financial, Inc.	4,860	748,975
Bank of New York Mellon Corp. (The)	31,899	1,095,412
BlackRock, Inc.	5,963	3,360,449
Carlyle Group, Inc. (The)	4,200	103,614
Cboe Global Markets, Inc.	3,400	298,316
Charles Schwab Corp. (The)	46,200	1,673,826
CME Group, Inc.	14,250	2,384,167
E*TRADE Financial Corp.	8,772	439,039
Eaton Vance Corp.	4,350	165,952
Evercore, Inc., Class A	1,550	101,463
Franklin Resources, Inc.	10,800	219,780
Goldman Sachs Group, Inc. (The)	13,277	2,668,279
Interactive Brokers Group, Inc., Class A	2,919	141,075
Intercontinental Exchange, Inc.	14,035	1,404,202
Invesco Ltd.	15,031	171,504
KKR & Co., Inc., Class A	21,300	731,442
Lazard Ltd., Class A	4,000	132,200
LPL Financial Holdings, Inc.	2,900	222,343
Morgan Stanley	44,167	2,135,474
Morningstar, Inc.	100	16,061
Nasdaq, Inc.	4,574	561,276
Northern Trust Corp.	7,631	594,989
Raymond James Financial, Inc.	4,842	352,304
S&P Global, Inc.	4,000	1,442,400
SEI Investments Co.	4,550	230,776
State Street Corp.	14,028	832,281
T. Rowe Price Group, Inc.	6,800	871,896
TD Ameritrade Holding Corp.	10,350	405,202
Tradeweb Markets, Inc., Class A	500	29,000
Virtu Financial, Inc., Class A	250	5,752

		23,659,114

Consumer Finance (1.0%)
Ally Financial, Inc.	14,900	373,543
American Express Co.	26,150	2,621,537
Capital One Financial Corp.	18,130	1,302,822
Credit Acceptance Corp.(x)*	400	135,456
Discover Financial Services	12,169	703,125
LendingTree, Inc.*	100	30,689
OneMain Holdings, Inc.	2,500	78,125
Santander Consumer USA Holdings, Inc.	2,900	52,751
SLM Corp.	11,439	92,542
Synchrony Financial	23,243	608,269

		5,998,859

Diversified Financial Services (2.8%)
Berkshire Hathaway, Inc., Class B*	76,827	16,359,541

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Equitable Holdings, Inc.‡	16,200	$295,488
Jefferies Financial Group, Inc.	9,013	162,234
Voya Financial, Inc.	5,000	239,650

		17,056,913

Insurance (3.3%)
Aflac, Inc.	28,380	1,031,613
Alleghany Corp.	530	275,838
Allstate Corp. (The)	12,488	1,175,620
American Financial Group, Inc.	2,841	190,290
American International Group, Inc.	34,506	949,950
American National Group, Inc.	282	19,043
Arch Capital Group Ltd.*	15,703	459,313
Arthur J Gallagher & Co.	7,550	797,129
Assurant, Inc.	2,361	286,413
Assured Guaranty Ltd.	3,154	67,748
Athene Holding Ltd., Class A*	4,550	155,064
Axis Capital Holdings Ltd.	2,956	130,182
Brighthouse Financial, Inc.*	3,648	98,168
Brown & Brown, Inc.	8,870	401,545
Chubb Ltd.	18,036	2,094,340
Cincinnati Financial Corp.	5,906	460,491
CNA Financial Corp.	1,110	33,289
Erie Indemnity Co., Class A	400	84,112
Everest Re Group Ltd.	1,562	308,557
Fidelity National Financial, Inc.	10,988	344,034
First American Financial Corp.	4,250	216,368
Globe Life, Inc.	4,212	336,539
GoHealth, Inc., Class A(x)*	1,420	18,496
Hanover Insurance Group, Inc. (The)	1,459	135,950
Hartford Financial Services Group, Inc. (The)	14,299	527,061
Kemper Corp.	2,400	160,392
Lemonade, Inc.(x)*	414	20,584
Lincoln National Corp.	6,714	210,350
Loews Corp.	9,485	329,604
Markel Corp.*	539	524,824
Marsh & McLennan Cos., Inc.	4,500	516,150
Mercury General Corp.	1,024	42,363
MetLife, Inc.	30,780	1,144,093
Old Republic International Corp.	11,234	165,589
Primerica, Inc.	550	62,227
Principal Financial Group, Inc.	10,784	434,272
Progressive Corp. (The)	16,700	1,580,989
Prudential Financial, Inc.	15,811	1,004,315
Reinsurance Group of America, Inc.	2,703	257,299
RenaissanceRe Holdings Ltd.	1,401	237,806
Travelers Cos., Inc. (The)	10,075	1,090,014
Unum Group	8,039	135,296
W R Berkley Corp.	5,496	336,080
White Mountains Insurance Group Ltd.	185	144,115
Willis Towers Watson plc	5,200	1,085,864

		20,079,379

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	22,150	308,106
Annaly Capital Management, Inc. (REIT)	56,095	399,396
New Residential Investment Corp. (REIT)	16,500	131,175
Starwood Property Trust, Inc. (REIT)	10,850	163,727

		1,002,404

Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	13,500	119,610
New York Community Bancorp, Inc.	17,945	148,405
Rocket Cos., Inc., Class A(x)*	2,178	43,408
TFS Financial Corp.	1,893	27,808

		339,231

Total Financials		107,618,652

Health Care (14.2%)
Biotechnology (1.1%)
AbbVie, Inc.	4,182	366,301
Acceleron Pharma, Inc.*	100	11,253
Agios Pharmaceuticals, Inc.*	2,200	77,000
Alexion Pharmaceuticals, Inc.*	7,150	818,174
Alkermes plc*	6,250	103,563
Biogen, Inc.*	4,450	1,262,376
BioMarin Pharmaceutical, Inc.*	600	45,648
Bluebird Bio, Inc.*	1,450	78,227
Exact Sciences Corp.*	700	71,365
Exelixis, Inc.*	7,650	187,043
Gilead Sciences, Inc.	50,300	3,178,457
Ionis Pharmaceuticals, Inc.*	2,600	123,370
Sage Therapeutics, Inc.*	1,800	110,016
United Therapeutics Corp.*	1,750	176,750

		6,609,543

Health Care Equipment & Supplies (4.6%)
Abbott Laboratories	42,626	4,638,988
Baxter International, Inc.	11,823	950,806
Becton Dickinson and Co.	11,100	2,582,748
Boston Scientific Corp.*	57,200	2,185,612
Cooper Cos., Inc. (The)	1,726	581,869
Danaher Corp.	25,150	5,415,549
Dentsply Sirona, Inc.	8,700	380,451
Envista Holdings Corp.*	6,348	156,669
Globus Medical, Inc., Class A*	2,900	143,608
Haemonetics Corp.*	100	8,725
Hill-Rom Holdings, Inc.	2,355	196,666
Hologic, Inc.*	3,100	206,057
ICU Medical, Inc.*	550	100,518
Integra LifeSciences Holdings Corp.*	2,800	132,216
Medtronic plc	53,753	5,586,012
STERIS plc	3,200	563,808
Stryker Corp.	9,400	1,958,678
Tandem Diabetes Care, Inc.*	200	22,700
Teleflex, Inc.	700	238,294
Varian Medical Systems, Inc.*	3,200	550,400
Zimmer Biomet Holdings, Inc.	8,259	1,124,380

		27,724,754

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	3,450	101,706
AmerisourceBergen Corp.	3,000	290,760
Anthem, Inc.	7,576	2,034,838
Centene Corp.*	16,173	943,371
Cigna Corp.	10,563	1,789,478
CVS Health Corp.	52,332	3,056,189
DaVita, Inc.*	2,700	231,255
Encompass Health Corp.	2,100	136,458
HCA Healthcare, Inc.	5,100	635,868
Henry Schein, Inc.*	5,650	332,107
Humana, Inc.	3,332	1,379,081
Laboratory Corp. of America
Holdings*	3,730	702,247
McKesson Corp.	1,700	253,181
Molina Healthcare, Inc.*	750	137,280
Oak Street Health, Inc.(x)*	227	12,131
Premier, Inc., Class A	2,450	80,434
Quest Diagnostics, Inc.	5,360	613,666
UnitedHealth Group, Inc.	6,400	1,995,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	2,900	$310,358

		15,035,736

Health Care Technology (0.0%)
Change Healthcare, Inc.*	2,549	36,986
Teladoc Health, Inc.(x)*	300	65,772

		102,758

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	11,300	1,140,622
Berkeley Lights, Inc.(x)*	171	13,058
Bio-Rad Laboratories, Inc., Class A*	860	443,296
Bio-Techne Corp.	100	24,773
Bruker Corp.	2,300	91,425
Charles River Laboratories International, Inc.*	200	45,290
IQVIA Holdings, Inc.*	4,750	748,742
Mettler-Toledo International, Inc.*	100	96,575
PerkinElmer, Inc.	3,615	453,719
PPD, Inc.*	945	34,955
PRA Health Sciences, Inc.*	400	40,576
QIAGEN NV*	8,911	465,689
Syneos Health, Inc.*	2,400	127,584
Thermo Fisher Scientific, Inc.	6,545	2,889,748
Waters Corp.*	2,300	450,064

		7,066,116

Pharmaceuticals (4.8%)
Bristol-Myers Squibb Co.	57,800	3,484,762
Catalent, Inc.*	6,450	552,507
Elanco Animal Health, Inc.*	15,907	444,283
Horizon Therapeutics plc*	500	38,840
Jazz Pharmaceuticals plc*	2,200	313,698
Johnson & Johnson	91,502	13,622,818
Merck & Co., Inc.	12,772	1,059,437
Mylan NV*	20,600	305,498
Nektar Therapeutics*	6,900	114,471
Perrigo Co. plc	5,450	250,209
Pfizer, Inc.	222,900	8,180,430
Reata Pharmaceuticals, Inc., Class A*	100	9,742
Royalty Pharma plc, Class A	1,875	78,881
Zoetis, Inc.	1,800	297,666

		28,753,242

Total Health Care		85,292,149

Industrials (12.9%)
Aerospace & Defense (2.1%)
Boeing Co. (The)	21,400	3,536,564
BWX Technologies, Inc.	1,350	76,018
Curtiss-Wright Corp.	1,650	153,879
General Dynamics Corp.	10,153	1,405,480
HEICO Corp. (Frankfurt Stock Exchange), Class A	600	53,196
HEICO Corp. (New York Stock Exchange)	300	31,398
Hexcel Corp.	3,250	109,037
Howmet Aerospace, Inc.	15,743	263,223
Huntington Ingalls Industries, Inc.	1,400	197,050
L3Harris Technologies, Inc.	8,644	1,468,097
Mercury Systems, Inc.*	400	30,984
Northrop Grumman Corp.	500	157,745
Raytheon Technologies Corp.	57,091	3,285,016
Spirit AeroSystems Holdings, Inc., Class A	4,100	77,531
Teledyne Technologies, Inc.*	1,450	449,805
Textron, Inc.	9,089	328,022
TransDigm Group, Inc.	1,650	783,948
Virgin Galactic Holdings, Inc.(x)*	300	5,769

		12,412,762

Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	4,500	459,855
Expeditors International of Washington, Inc.	2,550	230,826
FedEx Corp.	9,700	2,439,744
United Parcel Service, Inc., Class B	9,600	1,599,648
XPO Logistics, Inc.*	3,450	292,077

		5,022,150

Airlines (0.4%)
Alaska Air Group, Inc.	4,750	173,992
American Airlines Group, Inc.(x)	20,200	248,258
Copa Holdings SA, Class A	1,200	60,408
Delta Air Lines, Inc.	25,500	779,790
JetBlue Airways Corp.*	10,850	122,930
Southwest Airlines Co.	23,500	881,250
United Airlines Holdings, Inc.*	11,550	401,363

		2,667,991

Building Products (0.9%)
A O Smith Corp.	5,250	277,200
Allegion plc	1,300	128,583
Armstrong World Industries, Inc.	1,200	82,572
AZEK Co., Inc. (The)*	1,266	44,069
Carrier Global Corp.	22,201	678,019
Fortune Brands Home & Security, Inc.	5,450	471,534
Ingersoll-Rand plc	9,581	1,161,696
Johnson Controls International plc	29,732	1,214,552
Lennox International, Inc.	1,450	395,285
Masco Corp.	10,450	576,109
Owens Corning	4,268	293,681

		5,323,300

Commercial Services & Supplies (0.6%)
ADT, Inc.	6,100	49,837
Cintas Corp.	400	133,132
Clean Harbors, Inc.*	2,050	114,862
IAA, Inc.*	4,000	208,280
MSA Safety, Inc.	1,100	147,587
Republic Services, Inc.	8,382	782,460
Rollins, Inc.	700	37,933
Stericycle, Inc.*	3,650	230,169
Waste Management, Inc.	14,749	1,669,144

		3,373,404

Construction & Engineering (0.2%)
AECOM*	6,044	252,881
Jacobs Engineering Group, Inc.	5,028	466,448
Quanta Services, Inc.	4,314	228,038
Valmont Industries, Inc.	850	105,553

		1,052,920

Electrical Equipment (0.9%)
Acuity Brands, Inc.	1,600	163,760
AMETEK, Inc.	9,150	909,510
Eaton Corp. plc	16,024	1,634,929
Emerson Electric Co.	23,800	1,560,566
Generac Holdings, Inc.*	200	38,728
GrafTech International Ltd.	2,700	18,468
Hubbell, Inc.	2,190	299,680
nVent Electric plc	6,186	109,430
Regal Beloit Corp.	1,552	145,686
Rockwell Automation, Inc.	2,400	529,632
Sensata Technologies Holding plc*	6,100	263,154

		5,673,543

Industrial Conglomerates (1.6%)
3M Co.	7,650	1,225,377
Carlisle Cos., Inc.	2,179	266,644
General Electric Co.	348,218	2,169,398

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Honeywell International, Inc.	28,150	$4,633,772
Roper Technologies, Inc.	3,600	1,422,396

		9,717,587

Machinery (3.2%)
AGCO Corp.	2,471	183,521
Allison Transmission Holdings, Inc.	1,500	52,710
Caterpillar, Inc.	21,750	3,244,012
Colfax Corp.*	3,950	123,872
Crane Co.	1,891	94,796
Cummins, Inc.	5,900	1,245,844
Deere & Co.	11,354	2,516,387
Donaldson Co., Inc.	4,500	208,890
Dover Corp.	5,723	620,030
Flowserve Corp.	5,200	141,908
Fortive Corp.	11,822	900,955
Gates Industrial Corp. plc*	1,700	18,904
Graco, Inc.	3,300	202,455
IDEX Corp.	3,010	549,054
Illinois Tool Works, Inc.	7,000	1,352,470
Ingersoll Rand, Inc.*	13,850	493,060
ITT, Inc.	3,400	200,770
Lincoln Electric Holdings, Inc.	1,250	115,050
Middleby Corp. (The)*	2,200	197,362
Nordson Corp.	450	86,319
Oshkosh Corp.	2,650	194,775
Otis Worldwide Corp.	16,300	1,017,446
PACCAR, Inc.	13,500	1,151,280
Parker-Hannifin Corp.	5,166	1,045,288
Pentair plc	6,586	301,441
Snap-on, Inc.	2,150	316,329
Stanley Black & Decker, Inc.	6,218	1,008,560
Timken Co. (The)	2,516	136,418
Toro Co. (The)	400	33,580
Trinity Industries, Inc.	3,606	70,317
Westinghouse Air Brake Technologies Corp.	7,204	445,784
Woodward, Inc.	2,200	176,352
Xylem, Inc.	7,100	597,252

		19,043,191

Marine (0.0%)
Kirby Corp.*	2,350	84,999

Professional Services (0.3%)
CoreLogic, Inc.	2,935	198,612
Dun & Bradstreet Holdings, Inc.(x)*	1,667	42,775
Equifax, Inc.	1,300	203,970
FTI Consulting, Inc.*	1,400	148,358
IHS Markit Ltd.	7,150	561,347
ManpowerGroup, Inc.	2,267	166,239
Nielsen Holdings plc	14,230	201,781
Robert Half International, Inc.	4,400	232,936
TransUnion	600	50,478

		1,806,496

Road & Rail (1.6%)
AMERCO	350	124,593
CSX Corp.	30,550	2,372,818
JB Hunt Transport Services, Inc.	2,400	303,312
Kansas City Southern	3,850	696,195
Knight-Swift Transportation Holdings, Inc.	5,000	203,500
Landstar System, Inc.	300	37,647
Lyft, Inc., Class A*	9,625	265,169
Norfolk Southern Corp.	10,301	2,204,311
Old Dominion Freight Line, Inc.	575	104,029
Ryder System, Inc.	2,059	86,972
Schneider National, Inc., Class B	2,350	58,116
Uber Technologies, Inc.*	12,723	464,135
Union Pacific Corp.	13,400	2,638,058

		9,558,855

Trading Companies & Distributors (0.3%)
Air Lease Corp.	4,200	123,564
Fastenal Co.	4,300	193,887
HD Supply Holdings, Inc.*	6,400	263,936
MSC Industrial Direct Co., Inc., Class A	1,700	107,576
United Rentals, Inc.*	2,900	506,050
Univar Solutions, Inc.*	6,650	112,252
Watsco, Inc.	1,350	314,401
WW Grainger, Inc.	500	178,385

		1,800,051

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	2,900	77,981

Total Industrials		77,615,230

Information Technology (9.6%)
Communications Equipment (1.5%)
Arista Networks, Inc.*	400	82,772
Ciena Corp.*	6,100	242,109
Cisco Systems, Inc.	170,200	6,704,178
CommScope Holding Co., Inc.*	7,150	64,350
EchoStar Corp., Class A*	1,859	46,271
F5 Networks, Inc.*	2,400	294,648
Juniper Networks, Inc.	13,100	281,650
Lumentum Holdings, Inc.*	2,600	195,338
Motorola Solutions, Inc.	6,100	956,541
Ubiquiti, Inc.	100	16,666
ViaSat, Inc.*	2,250	77,377

		8,961,900

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	4,700	508,869
Arrow Electronics, Inc.*	3,045	239,520
Avnet, Inc.	3,858	99,691
Coherent, Inc.*	150	16,639
Corning, Inc.	29,917	969,610
Dolby Laboratories, Inc., Class A	2,200	145,816
FLIR Systems, Inc.	5,200	186,420
IPG Photonics Corp.*	1,300	220,961
Jabil, Inc.	4,718	161,639
Keysight Technologies, Inc.*	5,000	493,900
Littelfuse, Inc.	950	168,473
National Instruments Corp.	5,100	182,070
SYNNEX Corp.	1,700	238,102
Trimble, Inc.*	9,900	482,130
Zebra Technologies Corp., Class A*	200	50,492

		4,164,332

IT Services (2.8%)
Akamai Technologies, Inc.*	1,150	127,121
Alliance Data Systems Corp.	1,800	75,564
Amdocs Ltd.	5,271	302,608
Automatic Data Processing, Inc.	2,400	334,776
BigCommerce Holdings, Inc.(x)*	61	5,081
CACI International, Inc., Class A*	900	191,844
Cognizant Technology Solutions Corp., Class A	20,050	1,391,871
DXC Technology Co.	10,100	180,285
Euronet Worldwide, Inc.*	2,000	182,200
Fidelity National Information Services, Inc.	24,713	3,638,001
Fiserv, Inc.*	15,800	1,628,190
Genpact Ltd.	4,500	175,275
Global Payments, Inc.	11,900	2,113,202
International Business Machines Corp.	35,600	4,331,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Jack Henry & Associates, Inc.	650	$105,683
Leidos Holdings, Inc.	4,850	432,378
Paychex, Inc.	2,700	215,379
Sabre Corp.	11,000	71,610
Science Applications International Corp.	2,000	156,840
Twilio, Inc., Class A*	900	222,381
VeriSign, Inc.*	1,700	348,245
Western Union Co. (The)	13,150	281,805
WEX, Inc.*	1,600	222,352

		16,734,143

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Micro Devices, Inc.*	3,200	262,368
Analog Devices, Inc.	12,900	1,505,946
Broadcom, Inc.	800	291,456
Cirrus Logic, Inc.*	2,300	155,135
Cree, Inc.*	4,250	270,895
Entegris, Inc.	300	22,302
First Solar, Inc.*	3,650	241,630
Intel Corp.	169,911	8,797,992
Marvell Technology Group Ltd.	26,300	1,044,110
Maxim Integrated Products, Inc.	7,050	476,650
Microchip Technology, Inc.	2,450	251,762
Micron Technology, Inc.*	44,479	2,088,734
MKS Instruments, Inc.	500	54,615
ON Semiconductor Corp.*	16,200	351,378
Qorvo, Inc.*	4,600	593,446
Skyworks Solutions, Inc.	6,700	974,850
Texas Instruments, Inc.	18,500	2,641,615

		20,024,884

Software (0.7%)
2U, Inc.*	1,750	59,255
Aspen Technology, Inc.*	200	25,318
Autodesk, Inc.*	2,950	681,479
CDK Global, Inc.	4,200	183,078
Ceridian HCM Holding, Inc.*	1,250	103,312
Citrix Systems, Inc.	3,550	488,870
Crowdstrike Holdings, Inc., Class A*	1,700	233,444
Duck Creek Technologies, Inc.(x)*	98	4,452
FireEye, Inc.*	6,800	83,946
Guidewire Software, Inc.*	2,700	281,529
Jamf Holding Corp.(x)*	311	11,697
Manhattan Associates, Inc.*	300	28,647
nCino, Inc.(x)*	53	4,223
Nuance Communications, Inc.*	11,150	370,069
Oracle Corp.	9,200	549,240
Pegasystems, Inc.	200	24,208
RealPage, Inc.*	400	23,056
salesforce.com, Inc.*	2,600	653,432
SolarWinds Corp.*	1,834	37,304
SS&C Technologies Holdings, Inc.	7,100	429,692
Synopsys, Inc.*	400	85,592
Teradata Corp.*	1,000	22,700

		4,384,543

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C*	9,362	633,714
Hewlett Packard Enterprise Co.	51,600	483,492
HP, Inc.	57,250	1,087,177
NCR Corp.*	5,000	110,700
NetApp, Inc.	4,000	175,360
Pure Storage, Inc., Class A*	4,100	63,099
Western Digital Corp.	11,969	437,467
Xerox Holdings Corp.	7,225	135,613

		3,126,622

Total Information Technology		57,396,424

Materials (4.7%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	7,800	2,323,308
Albemarle Corp.	4,225	377,208
Ashland Global Holdings, Inc.	2,167	153,684
Axalta Coating Systems Ltd.*	8,350	185,120
Cabot Corp.	2,135	76,924
Celanese Corp.	4,700	505,015
CF Industries Holdings, Inc.	8,450	259,499
Chemours Co. (The)	6,450	134,869
Corteva, Inc.	29,970	863,436
Dow, Inc.	29,670	1,395,973
DuPont de Nemours, Inc.	29,419	1,632,166
Eastman Chemical Co.	5,350	417,942
Ecolab, Inc.	8,000	1,598,720
Element Solutions, Inc.*	8,600	90,386
FMC Corp.	4,200	444,822
Huntsman Corp.	8,001	177,702
International Flavors & Fragrances, Inc.	4,250	520,412
Linde plc	21,050	5,012,637
LyondellBasell Industries NV, Class A	10,250	722,523
Mosaic Co. (The)	13,800	252,126
NewMarket Corp.	122	41,763
Olin Corp.	5,700	70,566
PPG Industries, Inc.	9,450	1,153,656
RPM International, Inc.	850	70,414
Scotts Miracle-Gro Co. (The)	100	15,291
Valvoline, Inc.	7,330	139,563
W R Grace & Co.	1,400	56,406
Westlake Chemical Corp.	1,286	81,301

		18,773,432

Construction Materials (0.3%)
Eagle Materials, Inc.	1,650	142,428
Martin Marietta Materials, Inc.	2,500	588,400
Vulcan Materials Co.	5,332	722,699

		1,453,527

Containers & Packaging (0.6%)
Amcor plc	53,600	592,280
AptarGroup, Inc.	2,599	294,207
Ardagh Group SA	650	9,133
Avery Dennison Corp.	1,950	249,288
Ball Corp.	800	66,496
Berry Global Group, Inc.*	3,500	169,120
Crown Holdings, Inc.*	4,650	357,399
Graphic Packaging Holding Co.	8,600	121,174
International Paper Co.	15,675	635,464
Packaging Corp. of America	3,700	403,485
Sealed Air Corp.	6,200	240,622
Silgan Holdings, Inc.	3,100	113,987
Sonoco Products Co.	3,982	203,361
Westrock Co.	10,239	355,703

		3,811,719

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	58,000	907,120
Newmont Corp.	32,116	2,037,760
Nucor Corp.	11,970	536,974
Reliance Steel & Aluminum Co.	2,509	256,018
Royal Gold, Inc.	750	90,128
Southern Copper Corp.	3,250	147,128
Steel Dynamics, Inc.	8,001	229,069

		4,204,197

Total Materials		28,242,875

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Real Estate (4.5%)
Equity Real Estate Investment Trusts (REITs) (4.4%)
Alexandria Real Estate Equities, Inc. (REIT)	4,992	$798,720
American Campus Communities, Inc. (REIT)	5,450	190,314
American Homes 4 Rent (REIT), Class A	10,350	294,768
Americold Realty Trust (REIT)	7,300	260,975
Apartment Investment and Management Co. (REIT), Class A	5,867	197,835
Apple Hospitality REIT, Inc. (REIT)	8,350	80,243
AvalonBay Communities, Inc. (REIT)	5,607	837,349
Boston Properties, Inc. (REIT)	6,229	500,189
Brandywine Realty Trust (REIT)	6,653	68,792
Brixmor Property Group, Inc. (REIT)	11,750	137,357
Brookfield Property REIT, Inc. (REIT), Class A(x)	100	1,224
Camden Property Trust (REIT)	3,788	337,056
CoreSite Realty Corp. (REIT)	500	59,440
Corporate Office Properties Trust (REIT)	4,467	105,957
Cousins Properties, Inc. (REIT)	5,900	168,681
Crown Castle International Corp. (REIT)	1,100	183,150
CubeSmart (REIT)	7,700	248,787
CyrusOne, Inc. (REIT)	4,650	325,639
Digital Realty Trust, Inc. (REIT)	10,756	1,578,551
Douglas Emmett, Inc. (REIT)	6,599	165,635
Duke Realty Corp. (REIT)	14,652	540,659
Empire State Realty Trust, Inc. (REIT), Class A	5,700	34,884
EPR Properties (REIT)	2,900	79,750
Equity Commonwealth (REIT)	4,667	124,282
Equity LifeStyle Properties, Inc. (REIT)	4,100	251,330
Equity Residential (REIT)	14,709	755,013
Essex Property Trust, Inc. (REIT)	2,580	518,038
Extra Space Storage, Inc. (REIT)	1,450	155,135
Federal Realty Investment Trust (REIT)	3,000	220,320
First Industrial Realty Trust, Inc. (REIT)	5,000	199,000
Gaming and Leisure Properties, Inc. (REIT)	8,218	303,491
Healthcare Trust of America, Inc. (REIT), Class A	8,650	224,900
Healthpeak Properties, Inc. (REIT)	21,491	583,481
Highwoods Properties, Inc. (REIT)	4,100	137,637
Host Hotels & Resorts, Inc. (REIT)	27,890	300,933
Hudson Pacific Properties, Inc. (REIT)	6,000	131,580
Invitation Homes, Inc. (REIT)	22,400	626,976
Iron Mountain, Inc. (REIT)	4,650	124,573
JBG SMITH Properties (REIT)	4,828	129,101
Kilroy Realty Corp. (REIT)	4,550	236,418
Kimco Realty Corp. (REIT)	16,483	185,599
Lamar Advertising Co. (REIT), Class A	3,400	224,978
Life Storage, Inc. (REIT)	1,850	194,749
Medical Properties Trust, Inc. (REIT)	20,800	366,704
Mid-America Apartment Communities, Inc. (REIT)	4,559	528,616
National Retail Properties, Inc. (REIT)	6,850	236,393
Omega Healthcare Investors, Inc. (REIT)	8,950	267,963
Outfront Media, Inc. (REIT)	5,731	83,386
Paramount Group, Inc. (REIT)	7,550	53,454
Park Hotels & Resorts, Inc. (REIT)	9,357	93,476
Prologis, Inc. (REIT)	29,469	2,965,171
Public Storage (REIT)	2,150	478,848
Rayonier, Inc. (REIT)	5,200	137,488
Realty Income Corp. (REIT)	13,726	833,855
Regency Centers Corp. (REIT)	6,675	253,784
Rexford Industrial Realty, Inc. (REIT)	4,900	224,224
SBA Communications Corp. (REIT)	3,900	1,242,072
Simon Property Group, Inc. (REIT)	2,500	161,700
SL Green Realty Corp. (REIT)	2,820	130,763
Spirit Realty Capital, Inc. (REIT)	4,030	136,013
STORE Capital Corp. (REIT)	9,250	253,728
Sun Communities, Inc. (REIT)	3,900	548,379
Taubman Centers, Inc. (REIT)	2,300	76,567
UDR, Inc. (REIT)	11,712	381,928
Ventas, Inc. (REIT)	14,936	626,715
VEREIT, Inc. (REIT)	43,100	280,150
VICI Properties, Inc. (REIT)	21,350	498,950
Vornado Realty Trust (REIT)	7,006	236,172
Weingarten Realty Investors (REIT)	4,802	81,442
Welltower, Inc. (REIT)	16,720	921,105
Weyerhaeuser Co. (REIT)	29,821	850,495
WP Carey, Inc. (REIT)	6,811	443,805

		26,216,835

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	13,350	627,050
Howard Hughes Corp. (The)*	1,547	89,107
Jones Lang LaSalle, Inc.	2,000	191,320

		907,477

Total Real Estate		27,124,312

Utilities (5.9%)
Electric Utilities (3.6%)
Alliant Energy Corp.	9,986	515,777
American Electric Power Co., Inc.	19,904	1,626,754
Avangrid, Inc.	2,200	111,012
Duke Energy Corp.	29,393	2,603,044
Edison International	14,226	723,250
Entergy Corp.	8,019	790,112
Evergy, Inc.	9,018	458,295
Eversource Energy	13,667	1,141,878
Exelon Corp.	38,903	1,391,171
FirstEnergy Corp.	21,663	621,945
Hawaiian Electric Industries, Inc.	4,204	139,741
IDACORP, Inc.	2,000	159,800
NextEra Energy, Inc.	19,684	5,463,491
NRG Energy, Inc.	6,294	193,478
OGE Energy Corp.	7,984	239,440
PG&E Corp.*	51,759	486,017
Pinnacle West Capital Corp.	4,501	335,549
PPL Corp.	30,774	837,360
Southern Co. (The)	42,296	2,293,289
Xcel Energy, Inc.	20,969	1,447,071

		21,578,474

Gas Utilities (0.2%)
Atmos Energy Corp.	4,877	466,192
National Fuel Gas Co.	3,394	137,763
UGI Corp.	8,237	271,656

		875,611

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	26,386	477,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Vistra Corp.	19,500	$367,770

		845,620

Multi-Utilities (1.8%)
Ameren Corp.	9,775	773,007
CenterPoint Energy, Inc.	20,132	389,554
CMS Energy Corp.	11,420	701,302
Consolidated Edison, Inc.	13,377	1,040,731
Dominion Energy, Inc.	33,599	2,651,969
DTE Energy Co.	7,701	885,923
MDU Resources Group, Inc.	7,946	178,785
NiSource, Inc.	15,222	334,884
Public Service Enterprise Group, Inc.	20,158	1,106,876
Sempra Energy	11,609	1,374,041
WEC Energy Group, Inc.	12,586	1,219,584

		10,656,656

Water Utilities (0.2%)
American Water Works Co., Inc.	7,283	1,055,161
Essential Utilities, Inc.	8,871	357,058

		1,412,219

Total Utilities		35,368,580

Total Common Stocks (99.1%) (Cost $490,497,794)		594,636,800

MASTER LIMITED PARTNERSHIP:
Financials (0.1%)
Capital Markets (0.1%)
Apollo Global Management, Inc. (Cost $157,216)	3,400	152,150

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.1%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $357,413, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $364,560.(xx)	$357,412	357,412
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $221,734.(xx)	200,000	200,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $100,001, collateralized by various Common Stocks; total market value $111,129.(xx)	100,000	100,000

Total Repurchase Agreements		657,412

Total Short-Term Investments (0.1%) (Cost $657,412)		657,412

Total Investments in Securities (99.3%) (Cost $491,312,422)		595,446,362
Other Assets Less Liabilities (0.7%)		4,491,996

Net Assets (100%)		$599,938,358

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $1,507,596. This was collateralized by $928,669 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20-2/15/50 and by cash of $657,412 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	16,200	490,644	6,665	(75,701)	(5,257)	(120,863)	295,488	9,109	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	12	12/2020	USD	2,011,200	(17,478)
S&P Midcap 400 E-Mini Index	13	12/2020	USD	2,412,670	(8,392)

					(25,870)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$57,047,148	$53,958	$—	$57,101,106
Consumer Discretionary	45,415,904	—	—	45,415,904
Consumer Staples	49,759,039	—	—	49,759,039
Energy	23,702,529	—	—	23,702,529
Financials	107,618,652	—	—	107,618,652
Health Care	85,292,149	—	—	85,292,149
Industrials	77,615,230	—	—	77,615,230
Information Technology	57,396,424	—	—	57,396,424
Materials	28,242,875	—	—	28,242,875
Real Estate	27,124,312	—	—	27,124,312
Utilities	35,368,580	—	—	35,368,580
Master Limited Partnership
Financials	152,150	—	—	152,150
Short-Term Investments
Repurchase Agreements	—	657,412	—	657,412

Total Assets	$594,734,992	$711,370	$—	$595,446,362

Liabilities:
Futures	$(25,870)	$—	$—	$(25,870)

Total Liabilities	$(25,870)	$—	$—	$(25,870)

Total	$594,709,122	$711,370	$—	$595,420,492

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,295,657
Aggregate gross unrealized depreciation	(68,324,941)

Net unrealized appreciation	$101,970,716

Federal income tax cost of investments in securities and derivative instruments, if applicable	$493,449,776

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.#	1,072,569	$30,578,942
CenturyLink, Inc.	159,738	1,611,756
GCI Liberty, Inc., Class A*	14,350	1,176,126
Verizon Communications, Inc.	925,038	55,030,511

		88,397,335

Entertainment (1.2%)
Activision Blizzard, Inc.	79,189	6,410,350
Electronic Arts, Inc.*	35,900	4,681,719
Liberty Media Corp.-Liberty Formula One, Class A*	3,600	120,636
Liberty Media Corp.-Liberty Formula One, Class C*	28,850	1,046,389
Lions Gate Entertainment Corp., Class A(x)*	8,650	82,002
Lions Gate Entertainment Corp., Class B*	16,650	145,188
Madison Square Garden Entertainment Corp.*	2,650	181,499
Madison Square Garden Sports Corp., Class A*	2,750	413,820
Take-Two Interactive Software, Inc.*	1,250	206,525
Walt Disney Co. (The)	264,402	32,807,000
Zynga, Inc., Class A*	22,889	208,748

		46,303,876

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	14,175	20,774,880
Alphabet, Inc., Class C*	18,973	27,882,721
Facebook, Inc., Class A*	30,403	7,962,546
Pinterest, Inc., Class A*	9,900	410,949
TripAdvisor, Inc.	14,650	286,993
Twitter, Inc.*	112,300	4,997,350
Zillow Group, Inc., Class A*	7,400	751,396
Zillow Group, Inc., Class C*	17,550	1,782,905

		64,849,740

Media (2.3%)
Charter Communications, Inc., Class A*	9,005	5,622,182
Comcast Corp., Class A	1,387,772	64,198,333
Discovery, Inc., Class A(x)*	22,750	495,268
Discovery, Inc., Class C*	47,537	931,725
DISH Network Corp., Class A*	35,866	1,041,190
Fox Corp., Class A	189,626	5,277,292
Fox Corp., Class B	23,349	653,071
Interpublic Group of Cos., Inc. (The)	56,650	944,355
John Wiley & Sons, Inc., Class A	6,262	198,568
Liberty Broadband Corp., Class A*	3,564	505,411
Liberty Broadband Corp., Class C*	15,328	2,189,911
Liberty Media Corp.-Liberty SiriusXM, Class A*	10,656	353,459
Liberty Media Corp.-Liberty SiriusXM, Class C*	22,307	737,916
New York Times Co. (The), Class A	23,700	1,014,123
News Corp., Class A	56,632	793,981
News Corp., Class B	17,650	246,747
Nexstar Media Group, Inc., Class A	2,050	184,356
Omnicom Group, Inc.	31,000	1,534,500
Sirius XM Holdings, Inc.	68,500	367,160
ViacomCBS, Inc.(x)	79,144	2,216,823
ViacomCBS, Inc., Class A	1,513	45,829

		89,552,200

Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	331,467	6,112,251
T-Mobile US, Inc.*	79,255	9,063,602
United States Cellular Corp.*	2,053	60,625

		15,236,478

Total Communication Services		304,339,629

Consumer Discretionary (6.6%)
Auto Components (0.4%)
Aptiv plc	50,683	4,646,618
BorgWarner, Inc.	35,850	1,388,829
Gentex Corp.	35,752	920,614
Lear Corp.	25,666	2,798,877
Magna International, Inc.	107,969	4,939,582

		14,694,520

Automobiles (0.5%)
Ford Motor Co.	569,720	3,794,335
General Motors Co.	497,519	14,721,587
Harley-Davidson, Inc.	22,250	546,015
Thor Industries, Inc.	8,050	766,843

		19,828,780

Distributors (0.1%)
Genuine Parts Co.	20,462	1,947,369
LKQ Corp.*	44,200	1,225,666

		3,173,035

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	2,600	395,304
frontdoor, Inc.*	10,350	402,718
Graham Holdings Co., Class B	676	273,178
Grand Canyon Education, Inc.*	6,800	543,592
H&R Block, Inc.	8,350	136,022
Service Corp. International	25,350	1,069,263
ServiceMaster Global Holdings, Inc.*	19,250	767,690

		3,587,767

Hotels, Restaurants & Leisure (1.4%)
Aramark	33,230	878,933
Carnival Corp.	68,662	1,042,289
Choice Hotels International, Inc.	5,050	434,098
Darden Restaurants, Inc.	19,000	1,914,060
Dunkin’ Brands Group, Inc.	1,700	139,247
Extended Stay America, Inc.	25,750	307,712
Hilton Worldwide Holdings, Inc.	39,800	3,395,736
Hyatt Hotels Corp., Class A	5,042	269,092
Las Vegas Sands Corp.	27,750	1,294,815
Marriott International, Inc., Class A	52,152	4,828,232
McDonald’s Corp.	93,300	20,478,417
MGM Resorts International	68,712	1,494,486
Norwegian Cruise Line Holdings Ltd.(x)*	37,282	637,895
Papa John’s International, Inc.	13,700	1,127,236
Planet Fitness, Inc., Class A*	5,000	308,100
Royal Caribbean Cruises Ltd.	24,886	1,610,871
Six Flags Entertainment Corp.	11,050	224,315
Starbucks Corp.	72,300	6,212,016
Vail Resorts, Inc.	5,400	1,155,438
Wyndham Destinations, Inc.	12,200	375,272
Wyndham Hotels & Resorts, Inc.	13,350	674,175
Wynn Resorts Ltd.	10,750	771,958
Yum China Holdings, Inc.	48,950	2,591,903
Yum! Brands, Inc.	40,750	3,720,475

		55,886,771

Household Durables (0.6%)
DR Horton, Inc.	48,215	3,646,501
Garmin Ltd.	21,862	2,073,829
Leggett & Platt, Inc.	19,200	790,464
Lennar Corp., Class A	39,458	3,222,929
Lennar Corp., Class B	2,262	148,523
Mohawk Industries, Inc.*	8,487	828,246

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Newell Brands, Inc.	138,340	$2,373,914
NVR, Inc.*	500	2,041,560
PulteGroup, Inc.	136,098	6,299,977
Tempur Sealy International, Inc.*	1,700	151,623
Toll Brothers, Inc.	16,860	820,408
Whirlpool Corp.	8,922	1,640,667

		24,038,641

Internet & Direct Marketing Retail (0.6%)
Amazon.com, Inc.*	5,200	16,373,396
Booking Holdings, Inc.*	764	1,306,959
eBay, Inc.	58,262	3,035,450
Expedia Group, Inc.	17,462	1,601,091
Grubhub, Inc.*	12,100	875,193
Qurate Retail, Inc., Class A	151,342	1,086,636
Wayfair, Inc., Class A*	900	261,909

		24,540,634

Leisure Products (0.1%)
Brunswick Corp.	11,450	674,520
Hasbro, Inc.	18,500	1,530,320
Mattel, Inc.(x)*	20,300	237,510
Peloton Interactive, Inc., Class A*	10,800	1,071,792
Polaris, Inc.	7,600	716,984

		4,231,126

Multiline Retail (0.7%)
Dollar Tree, Inc.*	123,771	11,305,243
Kohl’s Corp.	22,536	417,592
Nordstrom, Inc.(x)	15,900	189,528
Ollie’s Bargain Outlet Holdings, Inc.*	900	78,615
Target Corp.	96,131	15,132,942

		27,123,920

Specialty Retail (1.7%)
Advance Auto Parts, Inc.	9,750	1,496,625
AutoNation, Inc.*	28,546	1,510,940
AutoZone, Inc.*	4,702	5,537,263
Best Buy Co., Inc.	41,532	4,622,096
Burlington Stores, Inc.*	1,000	206,090
CarMax, Inc.*	21,950	2,017,425
Dick’s Sporting Goods, Inc.	9,000	520,920
Foot Locker, Inc.	15,005	495,615
Gap, Inc. (The)	142,949	2,434,421
Home Depot, Inc. (The)	88,738	24,643,430
L Brands, Inc.	33,400	1,062,454
Lowe’s Cos., Inc.	32,319	5,360,429
O’Reilly Automotive, Inc.*	3,404	1,569,516
Penske Automotive Group, Inc.	4,600	219,236
Ross Stores, Inc.	47,850	4,465,362
Tiffany & Co.	17,700	2,050,545
TJX Cos., Inc. (The)	52,590	2,926,634
Ulta Beauty, Inc.*	600	134,388
Vroom, Inc.(x)*	840	43,495
Williams-Sonoma, Inc.	42,849	3,875,264

		65,192,148

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	20,650	371,700
Carter’s, Inc.	6,250	541,125
Columbia Sportswear Co.	4,200	365,316
Gildan Activewear, Inc.	201,874	3,970,862
Hanesbrands, Inc.	123,814	1,950,070
PVH Corp.	10,182	607,254
Ralph Lauren Corp.	50,837	3,455,391
Skechers USA, Inc., Class A*	19,450	587,779
Tapestry, Inc.	40,300	629,889
Under Armour, Inc., Class A*	27,400	307,702
Under Armour, Inc., Class C*	27,600	271,584
VF Corp.	44,900	3,154,225

		16,212,897

Total Consumer Discretionary		258,510,239

Consumer Staples (6.9%)
Beverages (1.3%)
Brown-Forman Corp., Class A	900	61,812
Brown-Forman Corp., Class B	3,850	289,982
Coca-Cola Co. (The)	437,612	21,604,904
Constellation Brands, Inc., Class A	23,350	4,425,059
Diageo plc	162,426	5,564,425
Keurig Dr Pepper, Inc.	49,850	1,375,860
Molson Coors Beverage Co., Class B	25,422	853,162
PepsiCo, Inc.	114,661	15,892,015

		50,067,219

Food & Staples Retailing (1.4%)
Albertsons Cos., Inc., Class A(x)*	4,784	66,258
Casey’s General Stores, Inc.	5,350	950,428
Costco Wholesale Corp.	7,600	2,698,000
Grocery Outlet Holding Corp.*	4,633	182,170
Kroger Co. (The)	183,539	6,223,807
Sprouts Farmers Market, Inc.*	2,700	56,511
Sysco Corp.	20,400	1,269,288
US Foods Holding Corp.*	32,000	711,040
Walgreens Boots Alliance, Inc.	156,747	5,630,352
Walmart, Inc.#	249,198	34,865,292

		52,653,146

Food Products (1.6%)
Archer-Daniels-Midland Co.	132,361	6,153,463
Beyond Meat, Inc.*	1,550	257,393
Bunge Ltd.	20,114	919,210
Campbell Soup Co.	64,038	3,097,518
Conagra Brands, Inc.	71,103	2,539,088
Danone SA	22,835	1,476,993
Danone SA (ADR)	320,303	4,128,706
Flowers Foods, Inc.	28,350	689,755
General Mills, Inc.	88,650	5,467,932
Hain Celestial Group, Inc. (The)*	11,850	406,455
Hershey Co. (The)	4,950	709,533
Hormel Foods Corp.	40,750	1,992,268
Ingredion, Inc.	9,806	742,118
J M Smucker Co. (The)	26,626	3,075,836
Kellogg Co.	24,220	1,564,370
Kraft Heinz Co. (The)	94,550	2,831,772
Lamb Weston Holdings, Inc.	16,406	1,087,226
McCormick & Co., Inc. (Non-Voting)	7,950	1,543,095
Mondelez International, Inc., Class A	206,452	11,860,667
Nestle SA (Registered)	66,548	7,895,194
Pilgrim’s Pride Corp.*	5,200	77,818
Post Holdings, Inc.*	9,300	799,800
Seaboard Corp.	50	141,834
TreeHouse Foods, Inc.*	8,150	330,320
Tyson Foods, Inc., Class A	41,956	2,495,543

		62,283,907

Household Products (1.4%)
Clorox Co. (The)	5,377	1,130,084
Colgate-Palmolive Co.	134,787	10,398,817
Energizer Holdings, Inc.	1,800	70,452
Kimberly-Clark Corp.	73,616	10,870,139
Procter & Gamble Co. (The)	222,919	30,983,512
Reckitt Benckiser Group plc	22,564	2,199,836
Reynolds Consumer Products, Inc.	5,202	159,285
Spectrum Brands Holdings, Inc.	6,116	349,591

		56,161,716

Personal Products (0.3%)
Coty, Inc., Class A	42,055	113,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Estee Lauder Cos., Inc. (The), Class A	3,400	$742,050
Herbalife Nutrition Ltd.*	12,804	597,307
Nu Skin Enterprises, Inc., Class A	7,400	370,666
Unilever NV (NYRS)	162,977	9,843,811

		11,667,382

Tobacco (0.9%)
Altria Group, Inc.	320,040	12,366,346
British American Tobacco plc (ADR)	86,450	3,125,168
Philip Morris International, Inc.	264,965	19,869,725

		35,361,239

Total Consumer Staples		268,194,609

Energy (3.1%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	95,791	1,273,063
Halliburton Co.	127,900	1,541,195
Helmerich & Payne, Inc.	15,183	222,431
National Oilwell Varco, Inc.	56,555	512,388
Schlumberger NV	202,877	3,156,766

		6,705,843

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	41,800	224,466
Apache Corp.	55,076	521,570
BP plc (ADR)	185,693	3,242,200
Cabot Oil & Gas Corp.	57,150	992,124
Chevron Corp.	338,867	24,398,424
Cimarex Energy Co.	14,622	355,753
Concho Resources, Inc.	28,434	1,254,508
ConocoPhillips	347,652	11,416,892
Continental Resources, Inc.(x)	10,900	133,852
Devon Energy Corp.	55,691	526,837
Diamondback Energy, Inc.	22,986	692,338
EOG Resources, Inc.	166,973	6,001,010
EQT Corp.	37,152	480,375
Equinor ASA (ADR)(x)	80,200	1,127,612
Equitrans Midstream Corp.	31,721	268,360
Exxon Mobil Corp.	619,114	21,254,184
Hess Corp.	40,005	1,637,405
HollyFrontier Corp.	51,753	1,020,052
Kinder Morgan, Inc.	284,218	3,504,408
Marathon Oil Corp.	114,972	470,235
Marathon Petroleum Corp.	294,257	8,633,500
Murphy Oil Corp.(x)	21,172	188,854
Noble Energy, Inc.	69,444	593,746
Occidental Petroleum Corp.	118,594	1,187,126
ONEOK, Inc.	64,050	1,664,019
Parsley Energy, Inc., Class A	43,900	410,904
Phillips 66	63,719	3,303,193
Pioneer Natural Resources Co.	83,988	7,222,128
Suncor Energy, Inc.	109,303	1,334,735
Targa Resources Corp.	33,550	470,706
Valero Energy Corp.	118,517	5,134,156
Williams Cos., Inc. (The)	287,428	5,647,960
WPX Energy, Inc.*	58,603	287,155

		115,600,787

Total Energy		122,306,630

Financials (15.5%)
Banks (5.8%)
Associated Banc-Corp.	22,084	278,700
Bank of America Corp.	1,597,656	38,487,533
Bank of Hawaii Corp.	5,728	289,379
Bank OZK	17,778	379,027
BOK Financial Corp.	4,544	234,061
Citigroup, Inc.	794,626	34,256,327
Citizens Financial Group, Inc.	62,212	1,572,719
Comerica, Inc.	20,251	774,601
Commerce Bancshares, Inc.	14,674	825,999
Cullen/Frost Bankers, Inc.	8,117	519,082
East West Bancorp, Inc.	20,579	673,756
Fifth Third Bancorp	103,824	2,213,528
First Citizens BancShares, Inc., Class A	950	302,841
First Hawaiian, Inc.	18,888	273,309
First Horizon National Corp.	44,942	423,803
First Republic Bank	24,863	2,711,559
FNB Corp.	47,050	318,999
Huntington Bancshares, Inc.	147,451	1,352,126
JPMorgan Chase & Co.	656,261	63,178,246
KeyCorp	141,834	1,692,080
M&T Bank Corp.	18,721	1,724,017
PacWest Bancorp	17,000	290,360
People’s United Financial, Inc.	61,698	636,106
Pinnacle Financial Partners, Inc.	10,750	382,592
PNC Financial Services Group, Inc. (The)	97,672	10,735,130
Popular, Inc.	12,640	458,453
Prosperity Bancshares, Inc.	12,950	671,199
Regions Financial Corp.	140,292	1,617,567
Signature Bank	7,567	627,985
Sterling Bancorp	28,150	296,138
SVB Financial Group*	7,550	1,816,681
Synovus Financial Corp.	21,270	450,286
TCF Financial Corp.	21,978	513,406
Truist Financial Corp.	299,612	11,400,237
Umpqua Holdings Corp.	32,050	340,371
US Bancorp	347,004	12,440,093
Webster Financial Corp.	13,000	343,330
Wells Fargo & Co.	1,147,372	26,974,716
Western Alliance Bancorp	14,250	450,585
Wintrust Financial Corp.	8,250	330,413
Zions Bancorp NA	51,742	1,511,901

		224,769,241

Capital Markets (3.3%)
Affiliated Managers Group, Inc.	6,800	464,984
Ameriprise Financial, Inc.	39,353	6,064,691
Bank of New York Mellon Corp. (The)	116,702	4,007,547
BlackRock, Inc.	30,753	17,330,853
Carlyle Group, Inc. (The)	15,400	379,918
Cboe Global Markets, Inc.	29,998	2,632,025
Charles Schwab Corp. (The)	168,900	6,119,247
CME Group, Inc.	51,958	8,693,093
E*TRADE Financial Corp.	121,490	6,080,575
Eaton Vance Corp.	16,100	614,215
Evercore, Inc., Class A	5,750	376,395
Franklin Resources, Inc.	39,500	803,825
Goldman Sachs Group, Inc. (The)	91,653	18,419,503
Interactive Brokers Group, Inc., Class A	10,444	504,759
Intercontinental Exchange, Inc.	51,165	5,119,058
Invesco Ltd.	54,957	627,059
KKR & Co., Inc., Class A	77,800	2,671,652
Lazard Ltd., Class A	14,650	484,182
LPL Financial Holdings, Inc.	10,500	805,035
Moody’s Corp.	8,527	2,471,551
Morgan Stanley	265,928	12,857,619
Morningstar, Inc.	500	80,305
Nasdaq, Inc.	65,769	8,070,514
Northern Trust Corp.	28,054	2,187,370
Raymond James Financial, Inc.	17,830	1,297,311
S&P Global, Inc.	14,500	5,228,700
SEI Investments Co.	16,750	849,560
State Street Corp.	127,793	7,581,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
T. Rowe Price Group, Inc.	42,337	$5,428,450
TD Ameritrade Holding Corp.	37,850	1,481,827
Tradeweb Markets, Inc., Class A	1,700	98,600
Virtu Financial, Inc., Class A	900	20,709

		129,853,091

Consumer Finance (1.0%)
Ally Financial, Inc.	236,360	5,925,545
American Express Co.	132,161	13,249,140
Capital One Financial Corp.	142,016	10,205,270
Credit Acceptance Corp.(x)*	1,450	491,028
Discover Financial Services	44,698	2,582,651
LendingTree, Inc.*	100	30,689
OneMain Holdings, Inc.	9,400	293,750
Santander Consumer USA Holdings, Inc.	10,995	199,999
SLM Corp.	41,993	339,723
Synchrony Financial	163,176	4,270,316

		37,588,111

Diversified Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	319,784	68,094,805
Equitable Holdings, Inc.‡	59,350	1,082,544
Jefferies Financial Group, Inc.	33,055	594,990
Voya Financial, Inc.	18,311	877,646

		70,649,985

Insurance (3.4%)
Aflac, Inc.	103,680	3,768,768
Alleghany Corp.	1,884	980,528
Allstate Corp. (The)	58,152	5,474,429
American Financial Group, Inc.	10,725	718,360
American International Group, Inc.	417,250	11,486,893
American National Group, Inc.	1,029	69,488
Aon plc, Class A	48,827	10,073,010
Arch Capital Group Ltd.*	57,392	1,678,716
Arthur J Gallagher & Co.	63,420	6,695,884
Assurant, Inc.	8,719	1,057,702
Assured Guaranty Ltd.	12,242	262,958
Athene Holding Ltd., Class A*	16,824	573,362
Axis Capital Holdings Ltd.	10,944	481,974
Brighthouse Financial, Inc.*	14,346	386,051
Brown & Brown, Inc.	32,574	1,474,625
Chubb Ltd.	127,337	14,786,372
Cincinnati Financial Corp.	21,771	1,697,485
CNA Financial Corp.	4,072	122,119
Erie Indemnity Co., Class A	1,600	336,448
Everest Re Group Ltd.	10,385	2,051,453
Fidelity National Financial, Inc.	156,556	4,901,768
First American Financial Corp.	15,750	801,833
Globe Life, Inc.	15,321	1,224,148
GoHealth, Inc., Class A(x)*	6,250	81,406
Hanover Insurance Group, Inc. (The)	5,551	517,242
Hartford Financial Services Group, Inc. (The)	52,161	1,922,654
Kemper Corp.	8,950	598,129
Lemonade, Inc.(x)*	2,113	105,058
Lincoln National Corp.	83,718	2,622,885
Loews Corp.	34,940	1,214,165
Markel Corp.*	1,999	1,946,426
Marsh & McLennan Cos., Inc.	87,718	10,061,255
Mercury General Corp.	3,941	163,039
MetLife, Inc.	264,607	9,835,442
Old Republic International Corp.	41,241	607,892
Primerica, Inc.	2,150	243,251
Principal Financial Group, Inc.	39,647	1,596,585
Progressive Corp. (The)	91,327	8,645,927
Prudential Financial, Inc.	57,780	3,670,186
Reinsurance Group of America, Inc.	21,826	2,077,617
RenaissanceRe Holdings Ltd.	4,786	812,376
Travelers Cos., Inc. (The)	95,632	10,346,426
Unum Group	29,653	499,060
W R Berkley Corp.	20,231	1,237,126
White Mountains Insurance Group Ltd.	496	386,384
Willis Towers Watson plc	18,800	3,925,816

		134,220,721

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	82,848	1,152,416
Annaly Capital Management, Inc. (REIT)	208,980	1,487,937
New Residential Investment Corp. (REIT)	60,400	480,180
Starwood Property Trust, Inc. (REIT)	39,886	601,880

		3,722,413

Thrifts & Mortgage Finance (0.1%)
Essent Group Ltd.	18,872	698,453
MGIC Investment Corp.	49,250	436,355
New York Community Bancorp, Inc.	65,588	542,413
Rocket Cos., Inc., Class A(x)*	9,366	186,664
TFS Financial Corp.	7,096	104,240

		1,968,125

Total Financials		602,771,687

Health Care (13.4%)
Biotechnology (1.1%)
AbbVie, Inc.	63,996	5,605,410
Acceleron Pharma, Inc.*	400	45,012
Agios Pharmaceuticals, Inc.*	8,100	283,500
Alexion Pharmaceuticals, Inc.*	26,300	3,009,509
Alkermes plc*	23,000	381,110
Amgen, Inc.	18,156	4,614,529
Biogen, Inc.*	38,487	10,917,992
BioMarin Pharmaceutical, Inc.*	2,400	182,592
Bluebird Bio, Inc.*	5,200	280,540
Exact Sciences Corp.*	2,800	285,460
Exelixis, Inc.*	28,250	690,712
Gilead Sciences, Inc.	232,137	14,668,737
Ionis Pharmaceuticals, Inc.*	9,600	455,520
Sage Therapeutics, Inc.*	6,900	421,728
United Therapeutics Corp.*	6,300	636,300

		42,478,651

Health Care Equipment & Supplies (4.0%)
Abbott Laboratories	220,300	23,975,249
Baxter International, Inc.	56,055	4,507,943
Becton Dickinson and Co.	39,450	9,179,226
Boston Scientific Corp.*	284,059	10,853,894
Cooper Cos., Inc. (The)	6,314	2,128,576
Danaher Corp.	147,156	31,687,101
Dentsply Sirona, Inc.	123,072	5,381,939
Envista Holdings Corp.(x)*	23,256	573,958
Globus Medical, Inc., Class A*	10,800	534,816
Haemonetics Corp.*	500	43,625
Hill-Rom Holdings, Inc.	8,565	715,263
Hologic, Inc.*	11,250	747,787
ICU Medical, Inc.*	2,050	374,658
Integra LifeSciences Holdings Corp.*	10,400	491,088
Koninklijke Philips NV (NYRS)*	142,723	6,729,389
Medtronic plc	409,405	42,545,368
STERIS plc	11,600	2,043,804
Stryker Corp.	34,200	7,126,254
Tandem Diabetes Care, Inc.*	900	102,150
Teleflex, Inc.	2,500	851,050
Varian Medical Systems, Inc.*	11,600	1,995,200
Zimmer Biomet Holdings, Inc.	30,211	4,112,926

		156,701,264

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	12,800	$377,344
AmerisourceBergen Corp.	11,100	1,075,812
Anthem, Inc.	63,019	16,926,273
Centene Corp.*	59,093	3,446,895
Cigna Corp.	131,270	22,238,451
CVS Health Corp.	294,297	17,186,945
DaVita, Inc.*	37,393	3,202,710
Encompass Health Corp.	7,750	503,595
HCA Healthcare, Inc.	28,214	3,517,722
Henry Schein, Inc.*	20,800	1,222,624
Humana, Inc.	11,984	4,960,058
Laboratory Corp. of America Holdings*	33,576	6,321,354
McKesson Corp.	47,523	7,077,600
Molina Healthcare, Inc.*	2,800	512,512
Oak Street Health, Inc.*	1,343	71,770
Premier, Inc., Class A	8,950	293,828
Quest Diagnostics, Inc.	19,549	2,238,165
UnitedHealth Group, Inc.	45,394	14,152,487
Universal Health Services, Inc., Class B	10,738	1,149,181

		106,475,326

Health Care Technology (0.1%)
Cerner Corp.	36,225	2,618,705
Change Healthcare, Inc.*	54,669	793,247
Teladoc Health, Inc.(x)*	1,100	241,164

		3,653,116

Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	41,320	4,170,841
Berkeley Lights, Inc.(x)*	703	53,681
Bio-Rad Laboratories, Inc., Class A*	3,083	1,589,163
Bio-Techne Corp.	400	99,092
Bruker Corp.	8,600	341,850
Charles River Laboratories International, Inc.*	800	181,160
IQVIA Holdings, Inc.*	17,266	2,721,640
Mettler-Toledo International, Inc.*	200	193,150
PerkinElmer, Inc.	13,104	1,644,683
PPD, Inc.*	1,376	50,898
PRA Health Sciences, Inc.*	1,400	142,016
QIAGEN NV*	32,753	1,711,672
Syneos Health, Inc.*	8,100	430,596
Thermo Fisher Scientific, Inc.	46,660	20,601,323
Waters Corp.*	17,769	3,477,038

		37,408,803

Pharmaceuticals (4.5%)
Bayer AG (ADR)	472,086	7,057,686
Bristol-Myers Squibb Co.	237,958	14,346,488
Catalent, Inc.*	22,350	1,914,501
Elanco Animal Health, Inc.*	161,225	4,503,014
Eli Lilly and Co.	22,890	3,388,178
Horizon Therapeutics plc*	1,900	147,592
Jazz Pharmaceuticals plc*	7,850	1,119,332
Johnson & Johnson	483,414	71,970,676
Merck & Co., Inc.	139,610	11,580,650
Mylan NV*	184,239	2,732,264
Nektar Therapeutics*	25,200	418,068
Perrigo Co. plc	33,741	1,549,049
Pfizer, Inc.#	1,096,546	40,243,238
Reata Pharmaceuticals, Inc., Class A*	400	38,968
Roche Holding AG	6,056	2,071,923
Roche Holding AG (ADR)	64,962	2,781,023
Royalty Pharma plc, Class A	8,118	341,524
Sanofi (ADR)	139,565	7,001,976
Zoetis, Inc.	6,600	1,091,442

		174,297,592

Total Health Care		521,014,752

Industrials (10.7%)
Aerospace & Defense (2.0%)
Airbus SE (ADR)(x)*	209,856	3,804,689
BAE Systems plc (ADR)	348,552	8,731,228
Boeing Co. (The)	78,100	12,906,806
BWX Technologies, Inc.	4,900	275,919
Curtiss-Wright Corp.	6,000	559,560
General Dynamics Corp.	37,058	5,129,939
HEICO Corp. (Frankfurt Stock Exchange), Class A	2,200	195,052
HEICO Corp. (New York Stock Exchange)	1,300	136,058
Hexcel Corp.	12,100	405,955
Howmet Aerospace, Inc.	57,611	963,256
Huntington Ingalls Industries, Inc.	5,250	738,937
L3Harris Technologies, Inc.	37,499	6,368,830
Lockheed Martin Corp.	17,556	6,728,864
Mercury Systems, Inc.*	1,400	108,444
Northrop Grumman Corp.	33,137	10,454,392
Raytheon Technologies Corp.	273,840	15,756,754
Spirit AeroSystems Holdings, Inc., Class A	15,250	288,377
Teledyne Technologies, Inc.*	5,300	1,644,113
Textron, Inc.	33,207	1,198,441
TransDigm Group, Inc.	6,000	2,850,720
Virgin Galactic Holdings, Inc.(x)*	1,200	23,076

		79,269,410

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	16,250	1,660,587
Expeditors International of Washington, Inc.	9,350	846,362
FedEx Corp.	35,350	8,891,232
United Parcel Service, Inc., Class B	35,100	5,848,713
XPO Logistics, Inc.*	12,550	1,062,483

		18,309,377

Airlines (0.3%)
Alaska Air Group, Inc.	34,298	1,256,336
American Airlines Group, Inc.(x)	61,350	753,991
Copa Holdings SA, Class A	4,550	229,047
Delta Air Lines, Inc.	93,050	2,845,469
JetBlue Airways Corp.(x)*	190,954	2,163,509
Southwest Airlines Co.	86,000	3,225,000
United Airlines Holdings, Inc.*	42,350	1,471,663

		11,945,015

Building Products (0.9%)
A O Smith Corp.	19,350	1,021,680
Allegion plc	4,700	464,877
Armstrong World Industries, Inc.	4,300	295,883
AZEK Co., Inc. (The)*	5,618	195,562
Carrier Global Corp.	81,240	2,481,070
Fortune Brands Home & Security, Inc.	20,100	1,739,052
Ingersoll-Rand plc	68,483	8,303,564
Johnson Controls International plc	219,519	8,967,351
Lennox International, Inc.	5,100	1,390,311
Masco Corp.	149,034	8,216,244
Owens Corning	15,537	1,069,101

		34,144,695

Commercial Services & Supplies (0.3%)
ADT, Inc.	16,313	133,277
Cintas Corp.	1,500	499,245
Clean Harbors, Inc.*	7,500	420,225
IAA, Inc.*	14,900	775,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
MSA Safety, Inc.	4,100	$550,097
Republic Services, Inc.	30,665	2,862,578
Rollins, Inc.	2,700	146,313
Stericycle, Inc.*	13,250	835,545
Waste Management, Inc.	53,711	6,078,474

		12,301,597

Construction & Engineering (0.2%)
AECOM*	48,512	2,029,742
Jacobs Engineering Group, Inc.	18,285	1,696,300
Quanta Services, Inc.	71,390	3,773,675
Valmont Industries, Inc.	3,000	372,540

		7,872,257

Electrical Equipment (0.7%)
Acuity Brands, Inc.	12,455	1,274,769
AMETEK, Inc.	33,450	3,324,930
Eaton Corp. plc	113,378	11,567,957
Emerson Electric Co.	86,935	5,700,328
Generac Holdings, Inc.*	800	154,912
GrafTech International Ltd.	9,850	67,374
Hubbell, Inc.	23,779	3,253,919
nVent Electric plc	22,593	399,670
Regal Beloit Corp.	5,893	553,176
Rockwell Automation, Inc.	8,700	1,919,916
Sensata Technologies Holding plc*	22,450	968,493

		29,185,444

Industrial Conglomerates (1.4%)
3M Co.	27,950	4,477,031
Carlisle Cos., Inc.	7,878	964,031
General Electric Co.#	1,936,698	12,065,629
Honeywell International, Inc.	163,846	26,970,690
Roper Technologies, Inc.	13,200	5,215,452
Siemens AG (ADR)	53,128	3,700,365

		53,393,198

Machinery (2.4%)
AGCO Corp.	23,705	1,760,570
Allison Transmission Holdings, Inc.	49,924	1,754,329
Caterpillar, Inc.	94,997	14,168,803
Colfax Corp.*	14,400	451,584
Crane Co.	7,074	354,620
Cummins, Inc.	21,500	4,539,940
Deere & Co.	41,272	9,147,113
Donaldson Co., Inc.	16,600	770,572
Dover Corp.	42,763	4,632,943
Flowserve Corp.	18,900	515,781
Fortive Corp.	43,434	3,310,105
Gates Industrial Corp. plc*	6,492	72,191
Graco, Inc.	12,000	736,200
IDEX Corp.	11,055	2,016,543
Illinois Tool Works, Inc.	71,829	13,878,081
Ingersoll Rand, Inc.*	50,500	1,797,800
ITT, Inc.	12,600	744,030
Lincoln Electric Holdings, Inc.	4,800	441,792
Middleby Corp. (The)*	8,000	717,680
Nordson Corp.	1,550	297,321
Oshkosh Corp.	9,799	720,226
Otis Worldwide Corp.	80,701	5,037,356
PACCAR, Inc.	49,476	4,219,313
Parker-Hannifin Corp.	18,738	3,791,447
Pentair plc	24,093	1,102,737
Snap-on, Inc.	7,850	1,154,971
Stanley Black & Decker, Inc.	52,425	8,503,335
Timken Co. (The)	9,239	500,939
Toro Co. (The)	1,500	125,925
Trinity Industries, Inc.	13,248	258,336
Westinghouse Air Brake Technologies Corp.#	26,379	1,632,333
Woodward, Inc.	8,100	649,296
Xylem, Inc.	26,100	2,195,532

		91,999,744

Marine (0.0%)
Kirby Corp.*	8,650	312,870

Professional Services (0.4%)
CoreLogic, Inc.	10,925	739,295
Dun & Bradstreet Holdings, Inc.(x)*	7,265	186,420
Equifax, Inc.	26,767	4,199,742
FTI Consulting, Inc.*	5,300	561,641
IHS Markit Ltd.	26,300	2,064,813
ManpowerGroup, Inc.	8,408	616,558
Nielsen Holdings plc	51,949	736,637
Robert Half International, Inc.	121,319	6,422,628
TransUnion	2,400	201,912

		15,729,646

Road & Rail (1.3%)
AMERCO	1,303	463,842
Canadian National Railway Co.	23,449	2,496,380
CSX Corp.	131,239	10,193,333
JB Hunt Transport Services, Inc.	8,900	1,124,782
Kansas City Southern	13,900	2,513,537
Knight-Swift Transportation Holdings, Inc.	86,060	3,502,642
Landstar System, Inc.	21,067	2,643,698
Lyft, Inc., Class A*	50,654	1,395,518
Norfolk Southern Corp.	37,408	8,004,938
Old Dominion Freight Line, Inc.	2,025	366,363
Ryder System, Inc.	7,608	321,362
Schneider National, Inc., Class B	8,600	212,678
Uber Technologies, Inc.*	46,028	1,679,101
Union Pacific Corp.	90,748	17,865,559

		52,783,733

Trading Companies & Distributors (0.3%)
Air Lease Corp.	15,449	454,510
Fastenal Co.	15,800	712,422
HD Supply Holdings, Inc.*	23,400	965,016
MSC Industrial Direct Co., Inc., Class A	6,500	411,320
United Rentals, Inc.*	20,018	3,493,141
Univar Solutions, Inc.*	24,250	409,340
Watsco, Inc.	4,800	1,117,872
WW Grainger, Inc.	7,928	2,828,472

		10,392,093

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	10,650	286,379

Total Industrials		417,925,458

Information Technology (10.7%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	1,500	310,395
Ciena Corp.*	22,250	883,102
Cisco Systems, Inc.	798,593	31,456,578
CommScope Holding Co., Inc.*	26,450	238,050
EchoStar Corp., Class A*	6,983	173,807
F5 Networks, Inc.*	8,900	1,092,653
Juniper Networks, Inc.	207,140	4,453,510
Lumentum Holdings, Inc.*	9,700	728,761
Motorola Solutions, Inc.	22,300	3,496,863
Nokia OYJ (ADR)(x)*	627,397	2,453,122
Ubiquiti, Inc.	200	33,332
ViaSat, Inc.(x)*	8,350	287,157

		45,607,330

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	17,100	1,851,417
Arrow Electronics, Inc.*	35,474	2,790,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Avnet, Inc.	59,173	$1,529,031
Coherent, Inc.*	650	72,105
Corning, Inc.	109,466	3,547,793
Dolby Laboratories, Inc., Class A	8,036	532,626
Flex Ltd.*	325,030	3,620,834
FLIR Systems, Inc.	18,985	680,612
IPG Photonics Corp.*	4,800	815,856
Jabil, Inc.	17,324	593,520
Keysight Technologies, Inc.*	18,100	1,787,918
Littelfuse, Inc.	3,450	611,823
National Instruments Corp.	18,750	669,375
SYNNEX Corp.	6,000	840,360
Trimble, Inc.*	36,350	1,770,245
Zebra Technologies Corp., Class A*	700	176,722

		21,890,622

IT Services (3.0%)
Accenture plc, Class A	45,704	10,328,647
Akamai Technologies, Inc.*	4,100	453,214
Alliance Data Systems Corp.	6,800	285,464
Amdocs Ltd.	19,343	1,110,482
Automatic Data Processing, Inc.	8,800	1,227,512
BigCommerce Holdings, Inc.(x)*	250	20,825
CACI International, Inc., Class A*	3,050	650,138
Cognizant Technology Solutions Corp., Class A	194,032	13,469,701
DXC Technology Co.	36,950	659,557
Euronet Worldwide, Inc.*	7,300	665,030
Fidelity National Information Services, Inc.	131,984	19,429,365
Fiserv, Inc.*	113,649	11,711,529
FleetCor Technologies, Inc.*	17,840	4,247,704
Genpact Ltd.	16,700	650,465
Global Payments, Inc.	43,500	7,724,730
International Business Machines Corp.	141,048	17,161,310
Jack Henry & Associates, Inc.	2,450	398,346
Leidos Holdings, Inc.	17,684	1,576,529
Mastercard, Inc., Class A	21,084	7,129,976
Paychex, Inc.	9,800	781,746
PayPal Holdings, Inc.*	19,709	3,883,264
Sabre Corp.	40,250	262,028
Science Applications International Corp.	7,300	572,466
Twilio, Inc., Class A*	3,200	790,688
VeriSign, Inc.*	6,050	1,239,343
Visa, Inc., Class A	30,653	6,129,680
Western Union Co. (The)	140,781	3,016,937
WEX, Inc.*	5,800	806,026

		116,382,702

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	11,900	975,681
Analog Devices, Inc.	70,449	8,224,216
Applied Materials, Inc.	42,055	2,500,170
Broadcom, Inc.	3,000	1,092,960
Cirrus Logic, Inc.*	8,500	573,325
Cree, Inc.*	15,700	1,000,718
Entegris, Inc.	1,200	89,208
First Solar, Inc.*	12,094	800,623
Intel Corp.	796,082	41,221,126
KLA Corp.	12,094	2,343,092
Lam Research Corp.	8,706	2,888,215
Marvell Technology Group Ltd.	96,200	3,819,140
Maxim Integrated Products, Inc.	25,850	1,747,719
Microchip Technology, Inc.	8,600	883,736
Micron Technology, Inc.*	162,595	7,635,461
MKS Instruments, Inc.	1,950	212,998
NVIDIA Corp.	4,949	2,678,498
NXP Semiconductors NV	69,624	8,689,771
ON Semiconductor Corp.*	59,150	1,282,964
Qorvo, Inc.*	16,900	2,180,269
QUALCOMM, Inc.	17,514	2,061,048
Skyworks Solutions, Inc.	28,508	4,147,914
Texas Instruments, Inc.	151,941	21,695,655

		118,744,507

Software (1.7%)
2U, Inc.*	5,950	201,467
Aspen Technology, Inc.*	700	88,613
Autodesk, Inc.*	10,719	2,476,196
CDK Global, Inc.	138,710	6,046,369
Ceridian HCM Holding, Inc.*	4,600	380,190
Citrix Systems, Inc.	30,453	4,193,683
Crowdstrike Holdings, Inc., Class A*	4,600	631,672
Duck Creek Technologies, Inc.(x)*	404	18,354
FireEye, Inc.*	24,700	304,921
Guidewire Software, Inc.*	9,800	1,021,846
Intuit, Inc.	5,885	1,919,746
Jamf Holding Corp.(x)*	1,691	63,598
Manhattan Associates, Inc.*	1,000	95,490
Microsoft Corp.	129,016	27,135,935
nCino, Inc.(x)*	217	17,291
NortonLifeLock, Inc.	46,863	976,625
Nuance Communications, Inc.*	40,985	1,360,292
Open Text Corp.	72,200	3,049,728
Oracle Corp.	200,666	11,979,760
Pegasystems, Inc.	600	72,624
RealPage, Inc.*	1,600	92,224
salesforce.com, Inc.*	9,300	2,337,276
SolarWinds Corp.*	6,778	137,865
SS&C Technologies Holdings, Inc.	25,950	1,570,494
Synopsys, Inc.*	1,600	342,368
Teradata Corp.*	3,700	83,990

		66,598,617

Technology Hardware, Storage & Peripherals (1.2%)
Apple, Inc.	268,888	31,139,919
Dell Technologies, Inc., Class C*	34,165	2,312,629
Hewlett Packard Enterprise Co.	188,293	1,764,305
HP, Inc.	317,640	6,031,984
NCR Corp.*	18,500	409,590
NetApp, Inc.	14,800	648,832
Pure Storage, Inc., Class A*	15,000	230,850
Western Digital Corp.	89,695	3,278,352
Xerox Holdings Corp.	59,965	1,125,543

		46,942,004

Total Information Technology		416,165,782

Materials (3.6%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	28,257	8,416,630
Albemarle Corp.	15,372	1,372,412
Ashland Global Holdings, Inc.	8,063	571,828
Axalta Coating Systems Ltd.*	245,820	5,449,829
Cabot Corp.	8,039	289,645
Celanese Corp.	17,200	1,848,140
CF Industries Holdings, Inc.	31,100	955,081
Chemours Co. (The)	23,750	496,612
Corteva, Inc.	346,332	9,977,825
Dow, Inc.	108,375	5,099,044
DuPont de Nemours, Inc.	160,069	8,880,628
Eastman Chemical Co.	19,750	1,542,870
Ecolab, Inc.	29,200	5,835,328
Element Solutions, Inc.*	31,650	332,642
FMC Corp.	15,200	1,609,832
Huntsman Corp.	29,213	648,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	15,650	$1,916,343
Linde plc	76,807	18,290,051
LyondellBasell Industries NV, Class A	66,001	4,652,410
Mosaic Co. (The)	50,337	919,657
NewMarket Corp.	200	68,464
Olin Corp.	20,800	257,504
PPG Industries, Inc.	89,391	10,912,853
RPM International, Inc.	3,050	252,662
Scotts Miracle-Gro Co. (The)	400	61,164
Sherwin-Williams Co. (The)	8,196	5,710,481
Valvoline, Inc.	26,995	513,985
W R Grace & Co.	5,200	209,508
Westlake Chemical Corp.	15,417	974,663

		98,066,912

Construction Materials (0.1%)
Eagle Materials, Inc.	6,000	517,920
Martin Marietta Materials, Inc.	9,050	2,130,008
Vulcan Materials Co.	19,254	2,609,687

		5,257,615

Containers & Packaging (0.4%)
Amcor plc	199,100	2,200,055
AptarGroup, Inc.	9,342	1,057,514
Ardagh Group SA	2,600	36,530
Avery Dennison Corp.	7,100	907,664
Ball Corp.	2,900	241,048
Berry Global Group, Inc.*	12,700	613,664
Crown Holdings, Inc.*	16,950	1,302,777
Graphic Packaging Holding Co.	31,650	445,948
International Paper Co.	57,363	2,325,496
Packaging Corp. of America	13,650	1,488,532
Sealed Air Corp.	22,650	879,047
Silgan Holdings, Inc.	11,450	421,017
Sonoco Products Co.	14,567	743,937
Westrock Co.	37,392	1,298,998

		13,962,227

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	211,777	3,312,192
Newmont Corp.	159,586	10,125,732
Nucor Corp.	43,949	1,971,552
Reliance Steel & Aluminum Co.	55,172	5,629,751
Royal Gold, Inc.	2,678	321,815
Southern Copper Corp.	12,000	543,240
Steel Dynamics, Inc.	29,566	846,475

		22,750,757

Total Materials		140,037,511

Real Estate (2.8%)
Equity Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	18,256	2,920,960
American Campus Communities, Inc. (REIT)	67,755	2,366,005
American Homes 4 Rent (REIT), Class A	37,858	1,078,196
Americold Realty Trust (REIT)	44,921	1,605,926
Apartment Investment and Management Co. (REIT), Class A	21,513	725,418
Apple Hospitality REIT, Inc. (REIT)	30,500	293,105
AvalonBay Communities, Inc. (REIT)	20,548	3,068,638
Boston Properties, Inc. (REIT)	22,725	1,824,817
Brandywine Realty Trust (REIT)	24,544	253,785
Brixmor Property Group, Inc. (REIT)	43,221	505,253
Brookfield Property REIT, Inc. (REIT), Class A(x)	800	9,792
Camden Property Trust (REIT)	19,874	1,768,389
CoreSite Realty Corp. (REIT)	1,950	231,816
Corporate Office Properties Trust (REIT)	16,347	387,751
Cousins Properties, Inc. (REIT)	21,550	616,114
Crown Castle International Corp. (REIT)	4,100	682,650
CubeSmart (REIT)	28,150	909,526
CyrusOne, Inc. (REIT)	16,750	1,173,002
Digital Realty Trust, Inc. (REIT)	39,097	5,737,876
Douglas Emmett, Inc. (REIT)	24,244	608,524
Duke Realty Corp. (REIT)	53,789	1,984,814
Empire State Realty Trust, Inc. (REIT), Class A	21,300	130,356
EPR Properties (REIT)	11,350	312,125
Equity Commonwealth (REIT)	16,946	451,272
Equity LifeStyle Properties, Inc. (REIT)	14,900	913,370
Equity Residential (REIT)	53,589	2,750,723
Essex Property Trust, Inc. (REIT)	9,559	1,919,352
Extra Space Storage, Inc. (REIT)	5,450	583,096
Federal Realty Investment Trust (REIT)	11,000	807,840
First Industrial Realty Trust, Inc. (REIT)	18,400	732,320
Gaming and Leisure Properties, Inc. (REIT)	30,030	1,109,008
Healthcare Trust of America, Inc. (REIT), Class A	31,647	822,822
Healthpeak Properties, Inc. (REIT)	78,709	2,136,949
Highwoods Properties, Inc. (REIT)	14,950	501,872
Host Hotels & Resorts, Inc. (REIT)	102,038	1,100,990
Hudson Pacific Properties, Inc. (REIT)	21,900	480,267
Invitation Homes, Inc. (REIT)	79,398	2,222,350
Iron Mountain, Inc. (REIT)	17,200	460,788
JBG SMITH Properties (REIT)	17,723	473,913
Kilroy Realty Corp. (REIT)	16,738	869,706
Kimco Realty Corp. (REIT)	60,272	678,663
Lamar Advertising Co. (REIT), Class A	12,500	827,125
Life Storage, Inc. (REIT)	6,800	715,836
Medical Properties Trust, Inc. (REIT)	75,850	1,337,236
Mid-America Apartment Communities, Inc. (REIT)	36,033	4,178,026
National Retail Properties, Inc. (REIT)	24,912	859,713
Omega Healthcare Investors, Inc. (REIT)	32,750	980,535
Outfront Media, Inc. (REIT)	20,960	304,968
Paramount Group, Inc. (REIT)	27,524	194,870
Park Hotels & Resorts, Inc. (REIT)	34,928	348,931
Prologis, Inc. (REIT)	107,646	10,831,341
Public Storage (REIT)	14,428	3,213,404
Rayonier, Inc. (REIT)	19,900	526,156
Realty Income Corp. (REIT)	50,188	3,048,921
Regency Centers Corp. (REIT)	24,592	934,988
Rexford Industrial Realty, Inc. (REIT)	16,900	773,344
SBA Communications Corp. (REIT)	14,000	4,458,720
Simon Property Group, Inc. (REIT)	9,450	611,226
SL Green Realty Corp. (REIT)	11,215	520,040
Spirit Realty Capital, Inc. (REIT)	15,006	506,453
STORE Capital Corp. (REIT)	32,800	899,704
Sun Communities, Inc. (REIT)	22,243	3,127,588
Taubman Centers, Inc. (REIT)	10,050	334,565
UDR, Inc. (REIT)	42,678	1,391,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ventas, Inc. (REIT)	54,498	$2,286,736
VEREIT, Inc. (REIT)	157,550	1,024,075
VICI Properties, Inc. (REIT)	68,466	1,600,050
Vornado Realty Trust (REIT)	25,596	862,841
Weingarten Realty Investors (REIT)	17,666	299,615
Welltower, Inc. (REIT)	61,062	3,363,906
Weyerhaeuser Co. (REIT)	109,070	3,110,676
WP Carey, Inc. (REIT)	24,945	1,625,416

		103,308,874

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	48,650	2,285,091
Howard Hughes Corp. (The)*	56,589	3,259,526
Jones Lang LaSalle, Inc.	7,546	721,850

		6,266,467

Total Real Estate		109,575,341

Utilities (4.6%)
Electric Utilities (3.0%)
Alliant Energy Corp.	36,390	1,879,544
American Electric Power Co., Inc.	178,154	14,560,526
Avangrid, Inc.	8,262	416,901
Duke Energy Corp.	214,523	18,998,157
Edison International	104,077	5,291,275
Entergy Corp.	29,314	2,888,308
Evergy, Inc.	33,046	1,679,398
Eversource Energy	49,197	4,110,409
Exelon Corp.	242,865	8,684,852
FirstEnergy Corp.	79,076	2,270,272
Hawaiian Electric Industries, Inc.	15,564	517,347
IDACORP, Inc.	7,300	583,270
NextEra Energy, Inc.	84,611	23,484,629
NRG Energy, Inc.	23,157	711,846
OGE Energy Corp.	29,160	874,508
PG&E Corp.*	77,348	726,298
Pinnacle West Capital Corp.	16,425	1,224,484
PPL Corp.	232,829	6,335,277
Southern Co. (The)	285,685	15,489,841
Xcel Energy, Inc.	113,744	7,849,474

		118,576,616

Gas Utilities (0.1%)
Atmos Energy Corp.	17,666	1,688,693
National Fuel Gas Co.	11,995	486,877
UGI Corp.	30,335	1,000,448

		3,176,018

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	96,493	1,747,488
Vistra Corp.	71,150	1,341,889

		3,089,377

Multi-Utilities (1.3%)
Ameren Corp.	55,019	4,350,903
CenterPoint Energy, Inc.	73,498	1,422,186
CMS Energy Corp.	41,686	2,559,937
Consolidated Edison, Inc.	48,920	3,805,976
Dominion Energy, Inc.	193,784	15,295,371
DTE Energy Co.	28,039	3,225,607
MDU Resources Group, Inc.	29,094	654,615
NiSource, Inc.	139,034	3,058,748
Public Service Enterprise Group, Inc.	142,049	7,799,911
Sempra Energy	42,879	5,075,158
WEC Energy Group, Inc.	46,087	4,465,830

		51,714,242

Water Utilities (0.1%)
American Water Works Co., Inc.	26,439	3,830,483
Essential Utilities, Inc.	32,568	1,310,862

		5,141,345

Total Utilities		181,697,598

Total Common Stocks (85.7%) (Cost $2,603,309,034)		3,342,539,236

EXCHANGE TRADED FUNDS (ETF):
Equity (6.3%)
iShares Core S&P 500 ETF	1,994	670,104
iShares Morningstar Large-Cap ETF	11,929	2,326,155
iShares Morningstar Large-Cap Growth ETF	28,960	7,745,326
iShares Morningstar Large-Cap Value ETF‡	425,305	42,041,399
iShares Russell 1000 ETF	4,431	829,262
iShares Russell 1000 Growth ETF	42,870	9,298,074
iShares Russell 1000 Value ETF(x)	518,088	61,201,735
iShares S&P 500 Growth ETF	40,850	9,439,618
iShares S&P 500 Value ETF(x)	296,991	33,396,638
SPDR Portfolio S&P 500 Growth ETF	65,000	3,257,150
SPDR Portfolio S&P 500 Value ETF(x)	86,500	2,612,300
Vanguard Growth ETF	34,290	7,804,747
Vanguard Large-Cap ETF	3,164	494,976
Vanguard Russell 1000 Value(x)	214,200	22,248,954
Vanguard Value ETF(x)	388,701	40,623,142

Total Exchange Traded Funds (6.3%) (Cost $206,169,149)		243,989,580

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $578,000)	12,500	559,375

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	10,000,000	10,000,000
JPMorgan Prime Money Market Fund, IM Shares	55,413,198	55,451,987

Total Investment Companies		65,451,987

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.3%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $5,000,014, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $5,100,006.(xx)	$5,000,000	5,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $16,817,960, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $17,154,291.(xx)	16,817,932	16,817,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $10,000,058, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $11,086,702.(xx)	$10,000,000	$10,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $4,000,218, collateralized by various Common Stocks; total market value $4,445,454.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $11,800,066, collateralized by various Common Stocks; total market value $13,113,220.(xx)	11,800,000	11,800,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $3,000,047, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $3,060,000.(xx)	3,000,000	3,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $1,020,000.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		51,617,932

Total Short-Term Investments (3.0%) (Cost $117,005,892)		117,069,919

Total Investments in Securities (95.0%) (Cost $2,927,062,075)		3,704,158,110
Other Assets Less Liabilities (5.0%)		194,177,115

Net Assets (100%)		$3,898,335,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $53,503,354.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $78,839,636. This was collateralized by $19,229,653 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20-2/15/50 and by cash of $61,617,932 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	59,350	1,292,277	495,440	(241,168)	(24,262)	(439,743)	1,082,544	33,146	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Large-Cap Value ETF	425,305	41,380,375	7,349,782	—	—	(6,688,758)	42,041,399	977,479	—

Total		42,672,652	7,845,222	(241,168)	(24,262)	(7,128,501)	43,123,943	1,010,625	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	887	12/2020	USD	148,661,200	(1,679,376)
S&P Midcap 400 E-Mini Index	835	12/2020	USD	154,967,650	(1,502,382)

					(3,181,758)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$304,155,273	$184,356	$—	$304,339,629
Consumer Discretionary	258,510,239	—	—	258,510,239
Consumer Staples	251,058,161	17,136,448	—	268,194,609
Energy	122,306,630	—	—	122,306,630
Financials	602,771,687	—	—	602,771,687
Health Care	518,942,829	2,071,923	—	521,014,752
Industrials	417,925,458	—	—	417,925,458
Information Technology	416,165,782	—	—	416,165,782
Materials	140,037,511	—	—	140,037,511
Real Estate	109,575,341	—	—	109,575,341
Utilities	181,697,598	—	—	181,697,598
Exchange Traded Funds	243,989,580	—	—	243,989,580
Master Limited Partnership
Financials	559,375	—	—	559,375
Short-Term Investments
Investment Companies	65,451,987	—	—	65,451,987
Repurchase Agreements	—	51,617,932	—	51,617,932

Total Assets	$3,633,147,451	$71,010,659	$—	$3,704,158,110

Liabilities:
Futures	$(3,181,758)	$—	$—	$(3,181,758)

Total Liabilities	$(3,181,758)	$—	$—	$(3,181,758)

Total	$3,629,965,693	$71,010,659	$—	$3,700,976,352

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$919,911,377
Aggregate gross unrealized depreciation	(290,817,375)

Net unrealized appreciation	$629,094,002

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,071,882,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.1%)
Banco do Brasil SA*	1,143,900	$6,049,579
BB Seguridade Participacoes SA	954,700	4,141,187
CCR SA	1,560,810	3,540,789

		13,731,555

China (21.4%)
AAC Technologies Holdings, Inc.(x)	516,894	2,806,279
Anhui Conch Cement Co. Ltd., Class H	942,874	6,519,028
Baidu, Inc. (ADR)*	37,299	4,721,680
China Construction Bank Corp., Class H	17,753,574	11,561,344
China Merchants Bank Co. Ltd., Class H	1,305,781	6,218,105
China Mobile Ltd. (ADR)	203,856	6,556,009
China Shenhua Energy Co. Ltd., Class H	2,449,054	4,413,311
China Vanke Co. Ltd., Class H	955,700	2,931,908
CNOOC Ltd.	4,104,403	3,972,934
CRRC Corp. Ltd., Class H	9,951,000	3,984,513
ENN Energy Holdings Ltd.	200,105	2,183,071
Hengan International Group Co. Ltd.	579,973	4,216,244
Ping An Insurance Group Co. of China Ltd., Class H	375,000	3,868,587
Sinopharm Group Co. Ltd., Class H(x)	1,535,031	3,258,148
Weichai Power Co. Ltd., Class H	1,900,906	3,832,419

		71,043,580

Egypt (1.3%)
Commercial International Bank Egypt SAE (Registered) (GDR)(m)	977,324	4,194,399

Hong Kong (1.2%)
ASM Pacific Technology Ltd.	389,912	3,985,455

Hungary (1.8%)
OTP Bank Nyrt.*	193,074	5,807,100

India (15.0%)
Axis Bank Ltd.*	123,766	718,439
Axis Bank Ltd. (GDR)(m)*	125,510	3,674,847
Bajaj Auto Ltd.	78,606	3,071,240
Bharat Petroleum Corp. Ltd.	533,086	2,562,852
Bharti Infratel Ltd.	1,049,946	2,509,147
Coal India Ltd.	1,055,924	1,664,793
HCL Technologies Ltd.	726,797	8,001,104
Hero MotoCorp Ltd.	77,775	3,330,405
Infosys Ltd. (ADR)	612,498	8,458,597
Oil & Natural Gas Corp. Ltd.	2,979,846	2,811,845
Power Grid Corp. of India Ltd.	1,197,183	2,643,840
Tata Consultancy Services Ltd.	178,830	6,065,263
UPL Ltd.	592,251	4,059,264

		49,571,636

Indonesia (4.0%)
Astra International Tbk. PT	9,255,496	2,784,581
Bank Mandiri Persero Tbk. PT	17,443,728	5,853,481
Telekomunikasi Indonesia Persero Tbk. PT (ADR)(x)	261,324	4,539,198

		13,177,260

Mexico (5.0%)
America Movil SAB de CV (ADR), Class L(x)	558,197	6,971,881
Grupo Mexico SAB de CV	1,713,051	4,360,198
Kimberly-Clark de Mexico SAB de CV, Class A	1,603,873	2,534,397
Ternium SA (ADR)*	147,387	2,775,297

		16,641,773

Portugal (0.9%)
Galp Energia SGPS SA	336,399	3,118,115

Russia (8.6%)
Alrosa PJSC	4,332,390	4,112,725
LUKOIL PJSC (ADR)	95,417	5,516,909
Magnit PJSC (GDR)(m)	192,036	2,865,140
Mobile TeleSystems PJSC (ADR)	611,331	5,336,919
Novolipetsk Steel PJSC (GDR)(m)	45,296	1,001,919
Sberbank of Russia PJSC	3,273,937	9,599,010

		28,432,622

South Africa (6.1%)
Anglo American plc	102,918	2,485,327
Bidvest Group Ltd. (The)	299,924	2,468,747
Life Healthcare Group Holdings Ltd.	2,199,103	2,241,749
Nedbank Group Ltd.	419,094	2,516,567
Sanlam Ltd.	705,950	2,186,723
Shoprite Holdings Ltd.	383,497	3,125,526
Standard Bank Group Ltd.	423,577	2,727,769
Vodacom Group Ltd.	344,128	2,529,558

		20,281,966

South Korea (15.7%)
Coway Co. Ltd.*	71,387	4,898,481
Hyundai Mobis Co. Ltd.	26,345	5,174,965
KB Financial Group, Inc.	175,548	5,661,368
KT&G Corp.	40,338	2,847,749
Samsung Electronics Co. Ltd.	322,801	16,264,546
Shinhan Financial Group Co. Ltd.	215,540	5,012,446
SK Hynix, Inc.	170,090	12,204,252

		52,063,807

Taiwan (7.0%)
Catcher Technology Co. Ltd.	341,000	2,146,899
Globalwafers Co. Ltd.	188,000	2,502,808
Hon Hai Precision Industry Co. Ltd.	1,773,000	4,746,539
Novatek Microelectronics Corp.	391,000	3,604,818
Taiwan Semiconductor Manufacturing Co. Ltd.	685,429	10,294,167

		23,295,231

Thailand (1.3%)
Kasikornbank PCL	867,367	2,106,463
Siam Cement PCL (The)	208,942	2,125,528

		4,231,991

United Kingdom (3.2%)
Mondi plc	146,766	3,088,763
Unilever NV	121,680	7,345,851

		10,434,614

Total Common Stocks (96.6%) (Cost $354,220,244)		320,011,104

	Number of Rights	Value (Note 1)
RIGHTS:
Thailand (0.0%)
SCGP Solutions Co. Ltd., expiring 12/31/20(r)* (Cost $—)	30,351	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	100,000	100,000
JPMorgan Prime Money Market Fund, IM Shares	495,004	495,351

Total Investment Companies		595,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $700,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $714,001. (xx)	$700,000	$700,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,860,157, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,917,355. (xx)	2,860,152	2,860,152

Total Repurchase Agreements		3,560,152

Total Short-Term Investments (1.2%) (Cost $4,155,552)		4,155,503

Total Investments in Securities (97.8%) (Cost $358,375,796)		324,166,607
Other Assets Less Liabilities (2.2%)		7,214,297

Net Assets (100%)		$331,380,904

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $11,736,305 or 3.5% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $3,512,550. This was collateralized by cash of $3,660,152 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Financials	$81,897,414	24.7%
Information Technology	81,080,727	24.5
Communication Services	33,164,392	10.0
Materials	30,528,049	9.2
Energy	24,060,759	7.3
Consumer Staples	22,934,907	6.9
Consumer Discretionary	19,259,672	5.8
Industrials	13,826,468	4.2
Health Care	5,499,897	1.7
Utilities	4,826,911	1.4
Repurchase Agreement	3,560,152	1.1
Real Estate	2,931,908	0.9
Investment Company	595,351	0.1
Cash and Other	7,214,297	2.2

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$13,731,555	$—	$—		$13,731,555
China	11,277,689	59,765,891	—		71,043,580
Egypt	—	4,194,399	—		4,194,399
Hong Kong	—	3,985,455	—		3,985,455
Hungary	—	5,807,100	—		5,807,100
India	8,458,597	41,113,039	—		49,571,636
Indonesia	4,539,198	8,638,062	—		13,177,260
Mexico	16,641,773	—	—		16,641,773
Portugal	—	3,118,115	—		3,118,115
Russia	5,336,919	23,095,703	—		28,432,622
South Africa	—	20,281,966	—		20,281,966
South Korea	—	52,063,807	—		52,063,807
Taiwan	—	23,295,231	—		23,295,231
Thailand	—	4,231,991	—		4,231,991
United Kingdom	—	10,434,614	—		10,434,614
Rights
Thailand	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	595,351	—	—		595,351
Repurchase Agreements	—	3,560,152	—		3,560,152

Total Assets	$60,581,082	$263,585,525	$—		$324,166,607

Total Liabilities	$—	$—	$—		$—

Total	$60,581,082	$263,585,525	$—		$324,166,607

(a)	Value is zero.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,912,805
Aggregate gross unrealized depreciation	(62,749,806)

Net unrealized depreciation	$(35,837,001)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$360,003,608

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of	Value
	Shares	(Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.3%)
iShares Core MSCI EAFE ETF	192,552	$11,607,035
iShares Core S&P 500 ETF	19,392	6,516,875
iShares Core S&P Mid-Cap ETF	30,628	5,675,675
iShares Russell 2000 ETF(x)	16,556	2,479,923
SPDR S&P 500 ETF Trust	20,173	6,755,736

Total Equity		33,035,244

Fixed Income (34.6%)
Vanguard Intermediate-Term
Corporate Bond ETF	185,807	17,800,311

Total Exchange Traded Funds (98.9%) (Cost $48,270,364)		50,835,555

Total Investments in Securities (98.9%) (Cost $48,270,364)		50,835,555

Other Assets Less Liabilities (1.1%)		584,351

Net Assets (100%)		$51,419,906

(x)

All or a portion of security is on loan at September 30, 2020, the Portfolio had loaned securities with a total value of $2,231,871. This was collateralized by $2,275,926 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(14)	12/2020	USD	(2,346,400)	(15,347)

					(15,347)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$50,835,555	$—	$—	$50,835,555

Total Assets	$50,835,555	$—	$—	$50,835,555

Liabilities:
Futures	$(15,347)	$—	$—	$(15,347)

Total Liabilities	$(15,347)	$—	$—	$(15,347)

Total	$50,820,208	$—	$—	$50,820,208

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,571,555
Aggregate gross unrealized depreciation	(21,738)

Net unrealized appreciation	$2,549,817

Federal income tax cost of investments in securities and derivative instruments, if applicable	$48,270,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.	11,243	$320,538
CenturyLink, Inc.	1,719	17,345
Verizon Communications, Inc.	6,536	388,826

		726,709

Entertainment (0.4%)
Activision Blizzard, Inc.	1,209	97,869
Electronic Arts, Inc.*	450	58,684
Live Nation Entertainment, Inc.*	200	10,776
Netflix, Inc.*	694	347,021
Take-Two Interactive Software, Inc.*	171	28,253
Walt Disney Co. (The)	2,851	353,752

		896,355

Interactive Media & Services (1.2%)
Alphabet, Inc., Class A*	474	694,694
Alphabet, Inc., Class C*	462	678,955
Facebook, Inc., Class A*	3,794	993,649
Twitter, Inc.*	1,240	55,180

		2,422,478

Media (0.3%)
Charter Communications, Inc., Class A*	239	149,217
Comcast Corp., Class A	7,205	333,303
Discovery, Inc., Class A(x)*	275	5,987
Discovery, Inc., Class C*	441	8,644
DISH Network Corp., Class A*	443	12,860
Fox Corp., Class A	449	12,496
Fox Corp., Class B	283	7,915
Interpublic Group of Cos., Inc. (The)	678	11,302
News Corp., Class A	671	9,407
News Corp., Class B	75	1,049
Omnicom Group, Inc.	299	14,801
ViacomCBS, Inc.	820	22,968

		589,949

Wireless Telecommunication Services (0.0%)
T-Mobile US, Inc.*	914	104,525

Total Communication Services		4,740,016

Consumer Discretionary (2.5%)
Auto Components (0.0%)
Aptiv plc	409	37,497
BorgWarner, Inc.	361	13,985

		51,482

Automobiles (0.1%)
Ford Motor Co.	6,196	41,266
General Motors Co.	1,975	58,440

		99,706

Distributors (0.0%)
Genuine Parts Co.	220	20,937
LKQ Corp.*	405	11,231

		32,168

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	701	10,641
Chipotle Mexican Grill, Inc.*	44	54,723
Darden Restaurants, Inc.	215	21,659
Domino’s Pizza, Inc.	59	25,092
Hilton Worldwide Holdings, Inc.	450	38,394
Las Vegas Sands Corp.	492	22,957
Marriott International, Inc., Class A	439	40,643
McDonald’s Corp.	1,178	258,559
MGM Resorts International	567	12,332
Norwegian Cruise Line Holdings Ltd.(x)*	377	6,450
Royal Caribbean Cruises Ltd.	299	19,354
Starbucks Corp.	1,849	158,866
Wynn Resorts Ltd.	170	12,208
Yum! Brands, Inc.	460	41,998

		723,876

Household Durables (0.1%)
DR Horton, Inc.	518	39,176
Garmin Ltd.	220	20,869
Leggett & Platt, Inc.	230	9,469
Lennar Corp., Class A	429	35,041
Mohawk Industries, Inc.*	105	10,247
Newell Brands, Inc.	667	11,446
NVR, Inc.*	6	24,499
PulteGroup, Inc.	427	19,766
Whirlpool Corp.	104	19,124

		189,637

Internet & Direct Marketing Retail (1.1%)
Amazon.com, Inc.*	670	2,109,649
Booking Holdings, Inc.*	65	111,194
eBay, Inc.	1,035	53,923
Etsy, Inc.*	185	22,502
Expedia Group, Inc.	227	20,814

		2,318,082

Leisure Products (0.0%)
Hasbro, Inc.	179	14,807

Multiline Retail (0.1%)
Dollar General Corp.	388	81,333
Dollar Tree, Inc.*	367	33,522
Target Corp.	789	124,204

		239,059

Specialty Retail (0.5%)
Advance Auto Parts, Inc.	96	14,736
AutoZone, Inc.*	36	42,395
Best Buy Co., Inc.	362	40,287
CarMax, Inc.*	245	22,518
Gap, Inc. (The)	375	6,386
Home Depot, Inc. (The)	1,701	472,385
L Brands, Inc.	407	12,947
Lowe’s Cos., Inc.	1,195	198,203
O’Reilly Automotive, Inc.*	116	53,485
Ross Stores, Inc.	553	51,606
Tiffany & Co.	162	18,768
TJX Cos., Inc. (The)	1,877	104,455
Tractor Supply Co.	178	25,514
Ulta Beauty, Inc.*	95	21,278

		1,084,963

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.	633	9,970
NIKE, Inc., Class B	1,942	243,799
PVH Corp.	130	7,753
Ralph Lauren Corp.	91	6,185
Tapestry, Inc.	502	7,846
Under Armour, Inc., Class A*	329	3,695
Under Armour, Inc., Class C*	340	3,345
VF Corp.	496	34,844

		317,437

Total Consumer Discretionary		5,071,217

Consumer Staples (1.5%)
Beverages (0.4%)
Brown-Forman Corp., Class B	272	20,487
Coca-Cola Co. (The)	6,101	301,207
Constellation Brands, Inc., Class A	269	50,978
Molson Coors Beverage Co., Class B	329	11,041
Monster Beverage Corp.*	581	46,596
PepsiCo, Inc.	2,196	304,366

		734,675

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	697	$247,435
Kroger Co. (The)	1,271	43,100
Sysco Corp.	822	51,145
Walgreens Boots Alliance, Inc.	1,109	39,835
Walmart, Inc.	2,186	305,843

		687,358

Food Products (0.2%)
Archer-Daniels-Midland Co.	911	42,352
Campbell Soup Co.	295	14,269
Conagra Brands, Inc.	735	26,247
General Mills, Inc.	959	59,151
Hershey Co. (The)	231	33,112
Hormel Foods Corp.	421	20,583
J M Smucker Co. (The)	172	19,869
Kellogg Co.	371	23,963
Kraft Heinz Co. (The)	961	28,782
Lamb Weston Holdings, Inc.	255	16,899
McCormick & Co., Inc. (Non-Voting)	202	39,208
Mondelez International, Inc., Class A	2,262	129,952
Tyson Foods, Inc., Class A	444	26,409

		480,796

Household Products (0.4%)
Church & Dwight Co., Inc.	387	36,266
Clorox Co. (The)	202	42,454
Colgate-Palmolive Co.	1,354	104,461
Kimberly-Clark Corp.	526	77,669
Procter & Gamble Co. (The)	3,907	543,034

		803,884

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The), Class A	354	77,261

Tobacco (0.2%)
Altria Group, Inc.	2,934	113,370
Philip Morris International, Inc.	2,458	184,325

		297,695

Total Consumer Staples		3,081,669

Energy (0.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,136	15,097
Halliburton Co.	1,325	15,966
National Oilwell Varco, Inc.	675	6,116
Schlumberger NV	2,165	33,687
TechnipFMC plc	735	4,638

		75,504

Oil, Gas & Consumable Fuels (0.4%)
Apache Corp.	658	6,231
Cabot Oil & Gas Corp.	558	9,687
Chevron Corp.	2,953	212,616
Concho Resources, Inc.	287	12,662
ConocoPhillips	1,684	55,303
Devon Energy Corp.	708	6,698
Diamondback Energy, Inc.	285	8,584
EOG Resources, Inc.	887	31,879
Exxon Mobil Corp.	6,691	229,702
Hess Corp.	383	15,676
HollyFrontier Corp.	265	5,223
Kinder Morgan, Inc.	2,966	36,571
Marathon Oil Corp.	1,408	5,759
Marathon Petroleum Corp.	1,038	30,455
Noble Energy, Inc.	837	7,156
Occidental Petroleum Corp.	1,317	13,183
ONEOK, Inc.	723	18,784
Phillips 66	672	34,836
Pioneer Natural Resources Co.	248	21,326
Valero Energy Corp.	648	28,071
Williams Cos., Inc. (The)	1,892	37,178

		827,580

Total Energy		903,084

Financials (2.1%)
Banks (0.7%)
Bank of America Corp.	11,911	286,936
Citigroup, Inc.	3,279	141,358
Citizens Financial Group, Inc.	619	15,648
Comerica, Inc.	262	10,021
Fifth Third Bancorp	1,096	23,367
First Republic Bank	266	29,010
Huntington Bancshares, Inc.	1,819	16,680
JPMorgan Chase & Co.	4,810	463,059
KeyCorp	1,391	16,595
M&T Bank Corp.	198	18,234
People’s United Financial, Inc.	539	5,557
PNC Financial Services Group, Inc. (The)	664	72,980
Regions Financial Corp.	1,423	16,407
SVB Financial Group*	90	21,656
Truist Financial Corp.	2,120	80,666
US Bancorp	2,156	77,293
Wells Fargo & Co.	6,402	150,511
Zions Bancorp NA	310	9,058

		1,455,036

Capital Markets (0.6%)
Ameriprise Financial, Inc.	187	28,819
Bank of New York Mellon Corp. (The)	1,294	44,436
BlackRock, Inc.	226	127,362
Cboe Global Markets, Inc.	158	13,863
Charles Schwab Corp. (The)	1,813	65,685
CME Group, Inc.	561	93,861
E*TRADE Financial Corp.	310	15,516
Goldman Sachs Group, Inc. (The)	533	107,117
Intercontinental Exchange, Inc.	870	87,044
Invesco Ltd.	674	7,690
MarketAxess Holdings, Inc.	58	27,932
Moody’s Corp.	252	73,042
Morgan Stanley	1,897	91,720
MSCI, Inc.	137	48,879
Nasdaq, Inc.	176	21,597
Northern Trust Corp.	320	24,950
Raymond James Financial, Inc.	216	15,716
S&P Global, Inc.	383	138,110
State Street Corp.	537	31,860
T. Rowe Price Group, Inc.	358	45,903

		1,111,102

Consumer Finance (0.1%)
American Express Co.	1,041	104,360
Capital One Financial Corp.	706	50,733
Discover Financial Services	483	27,908
Synchrony Financial	906	23,710

		206,711

Diversified Financial Services (0.3%)
Berkshire Hathaway, Inc., Class B*	3,113	662,882

Insurance (0.4%)
Aflac, Inc.	1,098	39,912
Allstate Corp. (The)	492	46,317
American International Group, Inc.	1,339	36,863
Aon plc, Class A	374	77,156
Arthur J Gallagher & Co.	294	31,041
Assurant, Inc.	107	12,980
Chubb Ltd.	708	82,213
Cincinnati Financial Corp.	224	17,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Re Group Ltd.	71	$14,025
Globe Life, Inc.	176	14,062
Hartford Financial Services Group, Inc. (The)	529	19,499
Lincoln National Corp.	227	7,112
Loews Corp.	334	11,606
Marsh & McLennan Cos., Inc.	811	93,022
MetLife, Inc.	1,182	43,935
Principal Financial Group, Inc.	454	18,283
Progressive Corp. (The)	919	87,002
Prudential Financial, Inc.	639	40,589
Travelers Cos., Inc. (The)	389	42,086
Unum Group	365	6,143
W R Berkley Corp.	240	14,676
Willis Towers Watson plc	205	42,808

		798,795

Total Financials		4,234,526

Health Care (3.1%)
Biotechnology (0.5%)
AbbVie, Inc.	2,781	243,588
Alexion Pharmaceuticals, Inc.*	350	40,050
Amgen, Inc.	929	236,115
Biogen, Inc.*	247	70,069
Gilead Sciences, Inc.	1,977	124,926
Incyte Corp.*	278	24,948
Regeneron Pharmaceuticals, Inc.*	165	92,364
Vertex Pharmaceuticals, Inc.*	410	111,569

		943,629

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	2,797	304,398
ABIOMED, Inc.*	68	18,840
Align Technology, Inc.*	112	36,664
Baxter International, Inc.	810	65,140
Becton Dickinson and Co.	466	108,429
Boston Scientific Corp.*	2,238	85,514
Cooper Cos., Inc. (The)	76	25,621
Danaher Corp.	999	215,115
Dentsply Sirona, Inc.	315	13,775
DexCom, Inc.*	152	62,659
Edwards Lifesciences Corp.*	1,000	79,820
Hologic, Inc.*	405	26,920
IDEXX Laboratories, Inc.*	130	51,104
Intuitive Surgical, Inc.*	185	131,265
Medtronic plc	2,125	220,830
ResMed, Inc.	230	39,429
STERIS plc	129	22,729
Stryker Corp.	503	104,810
Teleflex, Inc.	72	24,510
Varian Medical Systems, Inc.*	139	23,908
West Pharmaceutical Services, Inc.	118	32,438
Zimmer Biomet Holdings, Inc.	329	44,790

		1,738,708

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	222	21,516
Anthem, Inc.	400	107,436
Cardinal Health, Inc.	442	20,752
Centene Corp.*	914	53,314
Cigna Corp.	586	99,274
CVS Health Corp.	2,070	120,888
DaVita, Inc.*	119	10,192
HCA Healthcare, Inc.	405	50,495
Henry Schein, Inc.*	196	11,521
Humana, Inc.	211	87,331
Laboratory Corp. of America Holdings*	148	27,864
McKesson Corp.	258	38,424
Quest Diagnostics, Inc.	201	23,013
UnitedHealth Group, Inc.	1,502	468,279
Universal Health Services, Inc., Class B	111	11,879

		1,152,178

Health Care Technology (0.0%)
Cerner Corp.	500	36,145

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	494	49,864
Bio-Rad Laboratories, Inc., Class A*	34	17,526
Illumina, Inc.*	228	70,470
IQVIA Holdings, Inc.*	290	45,713
Mettler-Toledo International, Inc.*	38	36,699
PerkinElmer, Inc.	165	20,709
Thermo Fisher Scientific, Inc.	627	276,833
Waters Corp.*	96	18,785

		536,599

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	3,571	215,296
Catalent, Inc.*	253	21,672
Eli Lilly and Co.	1,245	184,285
Johnson & Johnson	4,160	619,341
Merck & Co., Inc.	3,984	330,473
Mylan NV*	903	13,391
Perrigo Co. plc	238	10,927
Pfizer, Inc.	8,756	321,345
Zoetis, Inc.	752	124,358

		1,841,088

Total Health Care		6,248,347

Industrials (1.8%)
Aerospace & Defense (0.4%)
Boeing Co. (The)	844	139,480
General Dynamics Corp.	365	50,527
Howmet Aerospace, Inc.	678	11,336
Huntington Ingalls Industries, Inc.	72	10,134
L3Harris Technologies, Inc.	348	59,104
Lockheed Martin Corp.	388	148,713
Northrop Grumman Corp.	243	76,664
Raytheon Technologies Corp.	2,366	136,140
Teledyne Technologies, Inc.*	59	18,302
Textron, Inc.	403	14,544
TransDigm Group, Inc.	84	39,910

		704,854

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	202	20,642
Expeditors International of Washington, Inc.	247	22,359
FedEx Corp.	379	95,326
United Parcel Service, Inc., Class B	1,114	185,626

		323,953

Airlines (0.0%)
Alaska Air Group, Inc.	216	7,912
American Airlines Group, Inc.(x)	694	8,529
Delta Air Lines, Inc.	979	29,938
Southwest Airlines Co.	893	33,488
United Airlines Holdings, Inc.*	479	16,645

		96,512

Building Products (0.1%)
A O Smith Corp.	242	12,778
Allegion plc	131	12,957
Carrier Global Corp.	1,272	38,847
Fortune Brands Home & Security, Inc.	245	21,197
Ingersoll-Rand plc	382	46,318
Johnson Controls International plc	1,157	47,263
Masco Corp.	383	21,115

		200,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.1%)
Cintas Corp.	133	$44,267
Copart, Inc.*	320	33,651
Republic Services, Inc.	321	29,965
Rollins, Inc.	247	13,385
Waste Management, Inc.	614	69,486

		190,754

Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	186	17,255
Quanta Services, Inc.	249	13,162

		30,417

Electrical Equipment (0.1%)
AMETEK, Inc.	355	35,287
Eaton Corp. plc	640	65,299
Emerson Electric Co.	935	61,308
Rockwell Automation, Inc.	185	40,826

		202,720

Industrial Conglomerates (0.2%)
3M Co.	908	145,444
General Electric Co.	13,584	84,628
Honeywell International, Inc.	1,107	182,223
Roper Technologies, Inc.	164	64,798

		477,093

Machinery (0.4%)
Caterpillar, Inc.	858	127,971
Cummins, Inc.	229	48,356
Deere & Co.	493	109,263
Dover Corp.	212	22,968
Flowserve Corp.	230	6,277
Fortive Corp.	525	40,010
IDEX Corp.	114	20,795
Illinois Tool Works, Inc.	449	86,751
Ingersoll Rand, Inc.*	604	21,502
Otis Worldwide Corp.	644	40,198
PACCAR, Inc.	556	47,416
Parker-Hannifin Corp.	202	40,873
Pentair plc	294	13,456
Snap-on, Inc.	97	14,272
Stanley Black & Decker, Inc.	237	38,441
Westinghouse Air Brake Technologies Corp.	319	19,740
Xylem, Inc.	273	22,965

		721,254

Professional Services (0.1%)
Equifax, Inc.	185	29,026
IHS Markit Ltd.	571	44,829
Nielsen Holdings plc	622	8,820
Robert Half International, Inc.	206	10,906
Verisk Analytics, Inc.	263	48,737

		142,318

Road & Rail (0.2%)
CSX Corp.	1,198	93,049
JB Hunt Transport Services, Inc.	126	15,924
Kansas City Southern	150	27,124
Norfolk Southern Corp.	398	85,168
Old Dominion Freight Line, Inc.	156	28,224
Union Pacific Corp.	1,075	211,635

		461,124

Trading Companies & Distributors (0.0%)
Fastenal Co.	919	41,438
United Rentals, Inc.*	109	19,020
WW Grainger, Inc.	64	22,833

		83,291

Total Industrials		3,634,765

Information Technology (6.1%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	78	16,141
Cisco Systems, Inc.	6,693	263,637
F5 Networks, Inc.*	105	12,891
Juniper Networks, Inc.	605	13,007
Motorola Solutions, Inc.	259	40,614

		346,290

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	469	50,779
CDW Corp.	215	25,699
Corning, Inc.	1,187	38,471
FLIR Systems, Inc.	238	8,532
IPG Photonics Corp.*	62	10,538
Keysight Technologies, Inc.*	284	28,053
TE Connectivity Ltd.	513	50,141
Zebra Technologies Corp., Class A*	79	19,944

		232,157

IT Services (1.2%)
Accenture plc, Class A	1,010	228,250
Akamai Technologies, Inc.*	250	27,635
Automatic Data Processing, Inc.	678	94,574
Broadridge Financial Solutions, Inc.	176	23,232
Cognizant Technology Solutions Corp., Class A	854	59,285
DXC Technology Co.	459	8,193
Fidelity National Information Services, Inc.	980	144,266
Fiserv, Inc.*	884	91,096
FleetCor Technologies, Inc.*	137	32,620
Gartner, Inc.*	132	16,493
Global Payments, Inc.	463	82,220
International Business Machines Corp.	1,399	170,216
Jack Henry & Associates, Inc.	110	17,885
Leidos Holdings, Inc.	200	17,830
Mastercard, Inc., Class A	1,397	472,423
Paychex, Inc.	522	41,640
PayPal Holdings, Inc.*	1,855	365,491
VeriSign, Inc.*	163	33,391
Visa, Inc., Class A	2,665	532,920
Western Union Co. (The)	601	12,879

		2,472,539

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	1,848	151,517
Analog Devices, Inc.	582	67,943
Applied Materials, Inc.	1,435	85,311
Broadcom, Inc.	631	229,886
Intel Corp.	6,674	345,580
KLA Corp.	242	46,885
Lam Research Corp.	232	76,966
Maxim Integrated Products, Inc.	410	27,720
Microchip Technology, Inc.	386	39,665
Micron Technology, Inc.*	1,749	82,133
NVIDIA Corp.	971	525,524
Qorvo, Inc.*	172	22,190
QUALCOMM, Inc.	1,775	208,882
Skyworks Solutions, Inc.	271	39,430
Teradyne, Inc.	258	20,501
Texas Instruments, Inc.	1,448	206,760
Xilinx, Inc.	399	41,592

		2,218,485

Software (2.0%)
Adobe, Inc.*	755	370,275
ANSYS, Inc.*	141	46,139
Autodesk, Inc.*	351	81,085
Cadence Design Systems, Inc.*	433	46,171
Citrix Systems, Inc.	176	24,237
Fortinet, Inc.*	219	25,800
Intuit, Inc.	413	134,725
Microsoft Corp.	11,921	2,507,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NortonLifeLock, Inc.	958	$19,965
Oracle Corp.	3,018	180,175
Paycom Software, Inc.*	81	25,215
salesforce.com, Inc.*	1,423	357,628
ServiceNow, Inc.*	301	145,985
Synopsys, Inc.*	244	52,211
Tyler Technologies, Inc.*	66	23,005

		4,039,960

Technology Hardware, Storage & Peripherals (1.5%)
Apple, Inc.	25,324	2,932,773
Hewlett Packard Enterprise Co.	1,841	17,250
HP, Inc.	2,192	41,626
NetApp, Inc.	318	13,941
Seagate Technology plc	318	15,668
Western Digital Corp.	518	18,933
Xerox Holdings Corp.	333	6,250

		3,046,441

Total Information Technology		12,355,872

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	347	103,357
Albemarle Corp.	186	16,606
Celanese Corp.	172	18,481
CF Industries Holdings, Inc.	382	11,731
Corteva, Inc.	1,158	33,362
Dow, Inc.	1,204	56,648
DuPont de Nemours, Inc.	1,147	63,636
Eastman Chemical Co.	240	18,749
Ecolab, Inc.	384	76,739
FMC Corp.	187	19,805
International Flavors & Fragrances, Inc.	160	19,592
Linde plc	829	197,410
LyondellBasell Industries NV, Class A	382	26,927
Mosaic Co. (The)	621	11,346
PPG Industries, Inc.	383	46,757
Sherwin-Williams Co. (The)	130	90,576

		811,722

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	107	25,183
Vulcan Materials Co.	201	27,244

		52,427

Containers & Packaging (0.1%)
Amcor plc	2,418	26,719
Avery Dennison Corp.	147	18,792
Ball Corp.	521	43,306
International Paper Co.	596	24,162
Packaging Corp. of America	166	18,102
Sealed Air Corp.	271	10,518
Westrock Co.	450	15,633

		157,232

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,200	34,408
Newmont Corp.	1,245	78,995
Nucor Corp.	457	20,501

		133,904

Total Materials		1,155,285

Real Estate (0.6%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	197	31,520
American Tower Corp. (REIT)	702	169,695
Apartment Investment and Management Co. (REIT), Class A	260	8,767
AvalonBay Communities, Inc. (REIT)	216	32,257
Boston Properties, Inc. (REIT)	214	17,184
Crown Castle International Corp. (REIT)	658	109,557
Digital Realty Trust, Inc. (REIT)	420	61,639
Duke Realty Corp. (REIT)	633	23,358
Equinix, Inc. (REIT)	139	105,658
Equity Residential (REIT)	562	28,848
Essex Property Trust, Inc. (REIT)	99	19,878
Extra Space Storage, Inc. (REIT)	193	20,649
Federal Realty Investment Trust (REIT)	122	8,960
Healthpeak Properties, Inc. (REIT)	860	23,349
Host Hotels & Resorts, Inc. (REIT)	870	9,387
Iron Mountain, Inc. (REIT)	503	13,475
Kimco Realty Corp. (REIT)	739	8,321
Mid-America Apartment Communities, Inc. (REIT)	200	23,190
Prologis, Inc. (REIT)	1,166	117,323
Public Storage (REIT)	237	52,785
Realty Income Corp. (REIT)	532	32,319
Regency Centers Corp. (REIT)	156	5,931
SBA Communications Corp. (REIT)	172	54,779
Simon Property Group, Inc. (REIT)	498	32,211
SL Green Realty Corp. (REIT)	144	6,677
UDR, Inc. (REIT)	513	16,729
Ventas, Inc. (REIT)	537	22,533
Vornado Realty Trust (REIT)	278	9,371
Welltower, Inc. (REIT)	643	35,423
Weyerhaeuser Co. (REIT)	1,147	32,712

		1,134,485

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	489	22,968

Total Real Estate		1,157,453

Utilities (0.6%)
Electric Utilities (0.4%)
Alliant Energy Corp.	416	21,486
American Electric Power Co., Inc.	772	63,096
Duke Energy Corp.	1,155	102,287
Edison International	623	31,673
Entergy Corp.	306	30,150
Evergy, Inc.	358	18,194
Eversource Energy	527	44,031
Exelon Corp.	1,523	54,462
FirstEnergy Corp.	908	26,069
NextEra Energy, Inc.	775	215,109
NRG Energy, Inc.	345	10,605
Pinnacle West Capital Corp.	196	14,612
PPL Corp.	1,253	34,094
Southern Co. (The)	1,647	89,300
Xcel Energy, Inc.	803	55,415

		810,583

Gas Utilities (0.0%)
Atmos Energy Corp.	207	19,787

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The)	974	17,639

Multi-Utilities (0.2%)
Ameren Corp.	375	29,655
CenterPoint Energy, Inc.	879	17,009
CMS Energy Corp.	441	27,082
Consolidated Edison, Inc.	520	40,456
Dominion Energy, Inc.	1,324	104,503
DTE Energy Co.	313	36,007
NiSource, Inc.	653	14,366
Public Service Enterprise Group, Inc.	809	44,422
Sempra Energy	449	53,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	493	$47,772

		414,416

Water Utilities (0.0%)
American Water Works Co., Inc.	287	41,581

Total Utilities		1,304,006

Total Common Stocks (21.7%) (Cost $39,481,285)		43,886,240

EXCHANGE TRADED FUNDS (ETF):
Equity (32.5%)
iShares Core MSCI EAFE ETF	665,300	40,104,284
iShares Core S&P Mid-Cap ETF	95,311	17,662,081
iShares Russell 2000 ETF(x)	52,372	7,844,802
SPDR S&P 500 ETF Trust	195	65,304

Total Exchange Traded Funds (32.5%) (Cost $63,346,270)		65,676,471

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (45.1%)
U.S. Treasury Notes
2.750%, 5/31/23	$8,155,000	8,719,458
2.125%, 11/30/23	5,645,000	5,993,712
2.750%, 2/15/24	6,765,000	7,351,132
2.500%, 5/15/24	6,485,000	7,025,759
2.375%, 8/15/24	10,225,000	11,081,484
2.250%, 11/15/24	6,345,000	6,871,783
2.000%, 2/15/25	7,860,000	8,462,411
2.250%, 11/15/25	9,005,000	9,900,641
1.625%, 2/15/26	5,135,000	5,494,145
2.250%, 2/15/27	7,445,000	8,311,899
2.375%, 5/15/27	7,465,000	8,417,237
2.250%, 8/15/27	3,035,000	3,405,283

Total U.S. Treasury Obligations		91,034,944

Total Long-Term Debt Securities (45.1%) (Cost $88,901,611)		91,034,944

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $7,013, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $7,153.(xx)	7,013	7,013

Total Short-Term Investment (0.0%) (Cost $7,013)		7,013

Total Investments in Securities (99.3%) (Cost $191,736,179)		200,604,668
Other Assets Less Liabilities (0.7%)		1,392,922

Net Assets (100%)		$201,997,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $7,077,922. This was collateralized by $7,210,459 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $7,013 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index	(29)	12/2020	USD	(2,687,140)	52,136
Russell 2000 E-Mini Index	(7)	12/2020	USD	(526,540)	(820)
S&P 500 E-Mini Index	(17)	12/2020	USD	(2,849,200)	(18,635)
S&P Midcap 400 E-Mini Index	(7)	12/2020	USD	(1,299,130)	(4,016)

					28,665

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,740,016	$—	$—	$4,740,016
Consumer Discretionary	5,071,217	—	—	5,071,217
Consumer Staples	3,081,669	—	—	3,081,669
Energy	903,084	—	—	903,084
Financials	4,234,526	—	—	4,234,526
Health Care	6,248,347	—	—	6,248,347
Industrials	3,634,765	—	—	3,634,765
Information Technology	12,355,872	—	—	12,355,872
Materials	1,155,285	—	—	1,155,285
Real Estate	1,157,453	—	—	1,157,453
Utilities	1,304,006	—	—	1,304,006
Exchange Traded Funds	65,676,471	—	—	65,676,471
Futures	52,136	—	—	52,136
Short-Term Investment
Repurchase Agreement	—	7,013	—	7,013
U.S. Treasury Obligations	—	91,034,944	—	91,034,944

Total Assets	$109,614,847	$91,041,957	$—	$200,656,804

Liabilities:
Futures	$(23,471)	$—	$—	$(23,471)

Total Liabilities	$(23,471)	$—	$—	$(23,471)

Total	$109,591,376	$91,041,957	$—	$200,633,333

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,057,620
Aggregate gross unrealized depreciation	(4,163,426)

Net unrealized appreciation	$8,894,194

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,739,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.7%)
Entertainment (1.9%)
Walt Disney Co. (The)	115,835	$14,372,807

Interactive Media & Services (9.8%)
Alphabet, Inc., Class A*	10,591	15,522,170
Alphabet, Inc., Class C*	10,591	15,564,533
Facebook, Inc., Class A*	158,776	41,583,434

		72,670,137

Total Communication Services		87,042,944

Consumer Discretionary (20.0%)
Hotels, Restaurants & Leisure (4.5%)
Starbucks Corp.	158,659	13,631,982
Yum China Holdings, Inc.	237,462	12,573,613
Yum! Brands, Inc.	79,757	7,281,814

		33,487,409

Internet & Direct Marketing Retail (14.2%)
Alibaba Group Holding Ltd. (ADR)*	167,780	49,323,964
Amazon.com, Inc.*	17,790	56,015,907

		105,339,871

Textiles, Apparel & Luxury Goods (1.3%)
Under Armour, Inc., Class A*	859,379	9,650,826

Total Consumer Discretionary		148,478,106

Consumer Staples (5.9%)
Beverages (4.7%)
Monster Beverage Corp.*	432,835	34,713,367

Household Products (1.2%)
Colgate-Palmolive Co.	115,259	8,892,232

Total Consumer Staples		43,605,599

Energy (0.6%)
Energy Equipment & Services (0.6%)
Schlumberger NV	267,471	4,161,849

Total Energy		4,161,849

Financials (4.7%)
Capital Markets (4.7%)
FactSet Research Systems, Inc.	36,871	12,347,360
MSCI, Inc.	31,231	11,142,596
SEI Investments Co.	226,716	11,499,036

Total Financials		34,988,992

Health Care (15.6%)
Biotechnology (4.8%)
BioMarin Pharmaceutical, Inc.*	109,692	8,345,367
Regeneron Pharmaceuticals, Inc.*	48,949	27,400,671

		35,746,038

Health Care Equipment & Supplies (1.8%)
Intuitive Surgical, Inc.*	11,089	7,868,089
Varian Medical Systems, Inc.*	29,847	5,133,684

		13,001,773

Health Care Technology (1.9%)
Cerner Corp.	197,878	14,304,601

Life Sciences Tools & Services (2.1%)
Illumina, Inc.*	50,159	15,503,144

Pharmaceuticals (5.0%)
Novartis AG (ADR)	114,185	9,929,528
Novo Nordisk A/S (ADR)	93,958	6,523,504
Roche Holding AG (ADR)	486,504	20,827,236

		37,280,268

Total Health Care		115,835,824

Industrials (9.1%)
Aerospace & Defense (2.6%)
Boeing Co. (The)	117,943	19,491,260

Air Freight & Logistics (3.3%)
Expeditors International of Washington, Inc.	265,205	24,006,357

Machinery (3.2%)
Deere & Co.	106,610	23,627,974

Total Industrials		67,125,591

Information Technology (32.4%)
Communications Equipment (1.5%)
Cisco Systems, Inc.	276,762	10,901,655

IT Services (5.0%)
Automatic Data Processing, Inc.	33,459	4,667,196
Visa, Inc., Class A	161,609	32,316,952

		36,984,148

Semiconductors & Semiconductor Equipment (8.2%)
NVIDIA Corp.	81,516	44,118,090
QUALCOMM, Inc.	142,521	16,771,871

		60,889,961

Software (17.7%)
Autodesk, Inc.*	146,915	33,938,834
Microsoft Corp.	98,776	20,775,556
Oracle Corp.	492,253	29,387,504
salesforce.com, Inc.*	103,966	26,128,735
Workday, Inc., Class A*	99,555	21,417,267

		131,647,896

Total Information Technology		240,423,660

Total Investments in Securities (100.0%) (Cost $370,260,748)		741,662,565
Other Assets Less Liabilities (0.0%)		367,305

Net Assets (100%)		$742,029,870

*	Non-income producing.

Glossary:

ADR — American Deposit Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$87,042,944	$—	$—	$87,042,944
Consumer Discretionary	148,478,106	—	—	148,478,106
Consumer Staples	43,605,599	—	—	43,605,599
Energy	4,161,849	—	—	4,161,849
Financials	34,988,992	—	—	34,988,992
Health Care	115,835,824	—	—	115,835,824
Industrials	67,125,591	—	—	67,125,591
Information Technology	240,423,660	—	—	240,423,660

Total Assets	$741,662,565	$—	$—	$741,662,565

Total Liabilities	$—	$—	$—	$—

Total	$741,662,565	$—	$—	$741,662,565

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$393,563,575
Aggregate gross unrealized depreciation	(22,591,402)

Net unrealized appreciation	$370,972,173

Federal income tax cost of investments in securities and derivative instruments, if applicable	$370,690,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.8%)
Brambles Ltd.	513,137	$3,862,930
Oil Search Ltd.	2,028,932	3,853,384
WiseTech Global Ltd.	79,572	1,496,104

		9,212,418

Canada (7.7%)
Agnico Eagle Mines Ltd.	233,961	18,640,624
Canadian National Railway Co.	292,183	31,105,802
Element Fleet Management Corp.	1,017,957	8,470,552
Franco-Nevada Corp.	80,646	11,269,424
Ritchie Bros Auctioneers, Inc.	389,061	23,073,972

		92,560,374

China (6.2%)
51job, Inc. (ADR)*	68,630	5,352,454
Alibaba Group Holding Ltd.*	693,800	25,655,799
China Resources Gas Group Ltd.	1,446,000	6,473,886
Kingsoft Corp. Ltd.	506,000	2,549,787
Tencent Holdings Ltd.	508,100	33,836,092

		73,868,018

Czech Republic (0.1%)
Komercni banka A/S*	76,967	1,617,639

Denmark (1.4%)
Novo Nordisk A/S, Class B	247,881	17,218,254

France (18.0%)
Air Liquide SA	141,774	22,497,170
Danone SA	368,945	23,863,776
Dassault Systemes SE	34,300	6,398,141
EssilorLuxottica SA*	168,686	22,938,845
Kering SA	20,592	13,681,021
Legrand SA	80,024	6,388,607
L’Oreal SA	87,208	28,377,670
LVMH Moet Hennessy Louis Vuitton SE	83,906	39,225,712
Pernod Ricard SA	119,757	19,112,034
Schneider Electric SE	260,794	32,368,450

		214,851,426

Germany (7.7%)
Bayer AG (Registered)	257,239	16,077,614
GEA Group AG	324,192	11,427,745
SAP SE	311,868	48,565,151
Symrise AG	112,216	15,524,175

		91,594,685

Hong Kong (3.2%)
AIA Group Ltd.	3,914,169	38,559,178

India (4.0%)
Adani Ports & Special Economic Zone Ltd.	771,765	3,592,744
HDFC Bank Ltd.*	1,541,952	22,720,767
Infosys Ltd. (ADR)	1,051,579	14,522,306
ITC Ltd.	2,802,494	6,526,394

		47,362,211

Ireland (1.2%)
Flutter Entertainment plc	91,139	14,353,494

Israel (0.6%)
Nice Ltd. (ADR)*	33,046	7,502,433

Italy (1.1%)
Prysmian SpA	432,598	12,578,754

Japan (7.6%)
AEON Financial Service Co. Ltd.	460,900	4,190,377
Bandai Namco Holdings, Inc.	144,500	10,555,607
Hitachi Ltd.	679,900	22,973,618
Japan Airport Terminal Co. Ltd.	77,100	3,401,708
Japan Tobacco, Inc.	355,600	6,493,540
Kao Corp.	137,500	10,318,018
Koito Manufacturing Co. Ltd.	175,700	8,957,239
Kose Corp.	30,700	3,753,678
Obic Co. Ltd.	37,300	6,563,122
Terumo Corp.	353,200	14,072,027

		91,278,934

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O*	1,782,089	6,156,696
Wal-Mart de Mexico SAB de CV	1,375,198	3,290,673

		9,447,369

Netherlands (1.3%)
Akzo Nobel NV	157,931	15,994,446

Peru (0.3%)
Credicorp Ltd.	31,837	3,947,470

Singapore (1.0%)
DBS Group Holdings Ltd.	806,800	11,866,678

South Korea (1.9%)
NAVER Corp.	90,334	22,871,753

Spain (0.7%)
Amadeus IT Group SA	148,357	8,233,218

Switzerland (14.4%)
Alcon, Inc.*	55,012	3,123,254
Nestle SA (Registered)	549,911	65,240,943
Novartis AG (Registered)	427,271	37,130,392
Roche Holding AG	166,057	56,812,620
Sika AG (Registered)	41,857	10,283,012

		172,590,221

Taiwan (5.0%)
Delta Electronics, Inc.	1,633,000	10,708,336
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	606,292	49,152,092

		59,860,428

United Kingdom (10.0%)
Burberry Group plc	314,713	6,301,241
Compass Group plc	453,050	6,800,810
Diageo plc	762,069	26,107,126
Experian plc	519,470	19,439,004
Linde plc	125,034	29,593,375
Ocado Group plc*	24,900	879,964
Reckitt Benckiser Group plc	282,754	27,566,592
Rolls-Royce Holdings plc*	1,912,370	3,173,163

		119,861,275

United States (4.0%)
Accenture plc, Class A	66,362	14,997,149
Ingersoll Rand, Inc.*	236,737	8,427,837
Mettler-Toledo International, Inc.*	10,056	9,711,582
QIAGEN NV*	272,530	14,154,586

		47,291,154

Total Investments in Securities (99.0%) (Cost $702,179,565)		1,184,521,830
Other Assets Less Liabilities (1.0%)		12,051,943

Net Assets (100%)		$1,196,573,773

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Consumer Staples	$220,650,444	18.4%
Information Technology	193,661,457	16.2
Health Care	168,300,329	14.1
Industrials	164,193,170	13.7
Consumer Discretionary	149,349,732	12.5
Materials	123,802,226	10.4
Financials	97,529,357	8.2
Communication Services	56,707,845	4.7
Utilities	6,473,886	0.5
Energy	3,853,384	0.3
Cash and Other	12,051,943	1.0

		100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$9,212,418	$—	$9,212,418
Canada	92,560,374	—	—	92,560,374
China	5,352,454	68,515,564	—	73,868,018
Czech Republic	—	1,617,639	—	1,617,639
Denmark	—	17,218,254	—	17,218,254
France	—	214,851,426	—	214,851,426
Germany	—	91,594,685	—	91,594,685
Hong Kong	—	38,559,178	—	38,559,178
India	14,522,306	32,839,905	—	47,362,211
Ireland	—	14,353,494	—	14,353,494
Israel	7,502,433	—	—	7,502,433
Italy	—	12,578,754	—	12,578,754
Japan	—	91,278,934	—	91,278,934
Mexico	9,447,369	—	—	9,447,369
Netherlands	—	15,994,446	—	15,994,446
Peru	3,947,470	—	—	3,947,470
Singapore	—	11,866,678	—	11,866,678
South Korea	—	22,871,753	—	22,871,753
Spain	—	8,233,218	—	8,233,218
Switzerland	—	172,590,221	—	172,590,221
Taiwan	49,152,092	10,708,336	—	59,860,428
United Kingdom	—	119,861,275	—	119,861,275
United States	33,136,568	14,154,586	—	47,291,154

Total Assets	$215,621,066	$968,900,764	$—	$1,184,521,830

Total Liabilities	$—	$—	$—	$—

Total	$215,621,066	$968,900,764	$—	$1,184,521,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$537,401,209
Aggregate gross unrealized depreciation	(58,775,220)

Net unrealized appreciation	$478,625,989

Federal income tax cost of investments in securities and derivative instruments, if applicable	$705,895,841

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (2.2%)
Agnico Eagle Mines Ltd.	77,228	$6,153,069
Descartes Systems Group, Inc. (The)*	54,154	3,084,811
Franco-Nevada Corp.	102,046	14,259,847

		23,497,727

Denmark (1.5%)
Jyske Bank A/S (Registered)*	52,653	1,483,156
Novozymes A/S, Class B	215,501	13,554,803
Sydbank A/S*	69,816	1,094,291

		16,132,250

Finland (0.1%)
Wartsila OYJ Abp	159,162	1,252,390

France (12.7%)
Cie Generale des Etablissements Michelin SCA	29,896	3,199,016
Danone SA	201,515	13,034,216
Dassault Systemes SE	56,417	10,523,729
EssilorLuxottica SA*	42,175	5,735,187
Legrand SA	243,857	19,467,993
L’Oreal SA	76,435	24,872,113
LVMH Moet Hennessy Louis Vuitton SE	9,150	4,277,588
Pernod Ricard SA	145,049	23,148,387
Schneider Electric SE	250,380	31,075,916

		135,334,145

Germany (9.6%)
Deutsche Wohnen SE	336,200	16,822,330
GEA Group AG	197,253	6,953,154
Henkel AG & Co. KGaA (Preference)(q)	250,556	26,235,965
Infineon Technologies AG	53,417	1,510,993
Knorr-Bremse AG	35,585	4,203,505
LEG Immobilien AG	39,154	5,589,318
SAP SE	58,364	9,088,642
Symrise AG	105,670	14,618,589
TAG Immobilien AG*	175,596	5,298,959
Vonovia SE	170,014	11,683,111

		102,004,566

Ireland (1.5%)
Kerry Group plc, Class A	68,497	8,793,175
Ryanair Holdings plc (ADR)*	83,037	6,789,105

		15,582,280

Israel (0.7%)
Wix.com Ltd.*	28,653	7,302,217

Japan (21.7%)
Chiba Bank Ltd. (The)	422,700	2,332,686
Disco Corp.	12,900	3,138,889
Ezaki Glico Co. Ltd.	121,200	5,427,380
Hachijuni Bank Ltd. (The)	414,800	1,631,910
Hirose Electric Co. Ltd.	108,000	13,905,188
Ito En Ltd.	267,600	19,091,836
Kansai Paint Co. Ltd.	198,800	4,937,830
Kao Corp.	283,800	21,296,390
Kobayashi Pharmaceutical Co. Ltd.	161,100	15,593,968
Kose Corp.	18,400	2,249,761
Mebuki Financial Group, Inc.	698,300	1,584,365
Nihon Kohden Corp.	293,900	9,666,235
Nissin Foods Holdings Co. Ltd.	41,400	3,891,636
Nomura Research Institute Ltd.	312,000	9,169,702
North Pacific Bank Ltd.	621,600	1,355,031
Obic Co. Ltd.	58,900	10,363,749
Omron Corp.	152,500	11,878,731
Rohto Pharmaceutical Co. Ltd.	283,100	9,309,657
Santen Pharmaceutical Co. Ltd.	725,800	14,882,472
Secom Co. Ltd.	166,900	15,250,305
Shimadzu Corp.	296,800	9,054,416
SMC Corp.	22,200	12,355,579
Sohgo Security Services Co. Ltd.	87,200	4,155,140
Terumo Corp.	245,600	9,785,079
Toyo Suisan Kaisha Ltd.	286,300	15,130,554
Yokogawa Electric Corp.	244,000	3,876,359

		231,314,848

Netherlands (1.7%)
Euronext NV(m)	51,097	6,387,055
Heineken NV	133,914	11,900,455

		18,287,510

South Korea (1.5%)
Samsung Electronics Co. Ltd.	311,928	15,716,702

Spain (1.6%)
Amadeus IT Group SA	302,447	16,784,594

Sweden (0.6%)
Epiroc AB, Class A	263,529	3,824,956
Svenska Handelsbanken AB, Class A*	298,108	2,503,702

		6,328,658

Switzerland (13.4%)
Chocoladefabriken Lindt & Spruengli AG	125	1,055,003
Cie Financiere Richemont SA (Registered)	87,661	5,871,603
Geberit AG (Registered)	10,784	6,389,844
Givaudan SA (Registered)	9,213	39,708,274
Julius Baer Group Ltd.	60,663	2,586,140
Nestle SA (Registered)	440,939	52,312,603
Schindler Holding AG	23,209	6,336,856
SGS SA (Registered)	6,061	16,245,777
Sika AG (Registered)	31,961	7,851,862
UBS Group AG (Registered)	400,519	4,471,260

		142,829,222

Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	438,034	35,511,417

United Kingdom (11.5%)
Compass Group plc	386,824	5,806,681
Croda International plc	47,376	3,824,960
Diageo plc	539,865	18,494,813
Experian plc	348,096	13,026,045
Halma plc	340,973	10,277,062
Hiscox Ltd.	299,243	3,444,222
IMI plc	663,340	8,937,831
Intertek Group plc	149,776	12,183,088
Reckitt Benckiser Group plc	246,644	24,046,112
Spectris plc	188,156	5,909,195
Spirax-Sarco Engineering plc	113,509	16,138,174

		122,088,183

United States (13.3%)
Alphabet, Inc., Class A*	5,395	7,906,912
Analog Devices, Inc.	156,068	18,219,378
ANSYS, Inc.*	83,227	27,234,371
Cadence Design Systems, Inc.*	460,560	49,109,513
Colgate-Palmolive Co.	263,034	20,293,073
Core Laboratories NV	87,659	1,337,676
Nordson Corp.	53,074	10,180,655
Texas Instruments, Inc.	52,664	7,519,893

		141,801,471

Total Common Stocks (96.9%) (Cost $796,979,445)		1,031,768,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, IM Shares	5,137,227	$5,140,823

Total Short-Term Investment (0.5%) (Cost $5,139,554)		5,140,823

Total Investments in Securities (97.4%) (Cost $802,118,999)		1,036,909,003
Other Assets Less Liabilities (2.6%)		27,302,848

Net Assets (100%)		$1,064,211,851

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $6,387,055 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

ADR — American Depositary Receipt

JPY — Japanese Yen

KRW — Korean Republic Won

USD — United States Dollar

Sector Weightings as of September 30, 2020	Market Value	% of Net Assets
Consumer Staples	$316,177,097	29.7%
Information Technology	279,179,551	26.2
Industrials	194,766,313	18.3
Materials	104,909,234	9.9
Real Estate	39,393,718	3.7
Health Care	34,333,786	3.2
Financials	28,873,818	2.7
Consumer Discretionary	24,890,075	2.3
Communication Services	7,906,912	0.8
Investment Company	5,140,823	0.5
Energy	1,337,676	0.1
Cash and Other	27,302,848	2.6

		100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	232,080,089	USD	198,044	JPMorgan Chase Bank**	10/5/2020	400

Total unrealized appreciation						400

USD	34,506,038	JPY	3,645,525,000	HSBC Bank plc	2/19/2021	(133,270)
USD	7,950,028	JPY	840,000,000	Morgan Stanley	2/19/2021	(31,543)

Total unrealized depreciation						(164,813)

Net unrealized depreciation						(164,413)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$23,497,727	$—	$—	$23,497,727
Denmark	—	16,132,250	—	16,132,250
Finland	—	1,252,390	—	1,252,390
France	—	135,334,145	—	135,334,145
Germany	—	102,004,566	—	102,004,566
Ireland	6,789,105	8,793,175	—	15,582,280
Israel	7,302,217	—	—	7,302,217
Japan	—	231,314,848	—	231,314,848
Netherlands	—	18,287,510	—	18,287,510
South Korea	—	15,716,702	—	15,716,702
Spain	—	16,784,594	—	16,784,594
Sweden	—	6,328,658	—	6,328,658
Switzerland	—	142,829,222	—	142,829,222
Taiwan	35,511,417	—	—	35,511,417
United Kingdom	—	122,088,183	—	122,088,183
United States	141,801,471	—	—	141,801,471
Forward Currency Contracts	—	400	—	400
Short-Term Investment
Investment Company	5,140,823	—	—	5,140,823

Total Assets	$220,042,760	$816,866,643	$—	$1,036,909,403

Liabilities:
Forward Currency Contracts	$—	$(164,813)	$—	$(164,813)

Total Liabilities	$—	$(164,813)	$—	$(164,813)

Total	$220,042,760	$816,701,830	$—	$1,036,744,590

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,278,396
Aggregate gross unrealized depreciation	(30,771,569)

Net unrealized appreciation	$233,506,827

Federal income tax cost of investments in securities and derivative instruments, if applicable	$803,237,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Entertainment (4.0%)
Electronic Arts, Inc.*	53,577	$6,986,976
Take-Two Interactive Software, Inc.*	51,205	8,460,090

		15,447,066

Interactive Media & Services (3.0%)
IAC/InterActiveCorp*	42,175	5,051,721
Match Group, Inc.*	58,790	6,505,114

		11,556,835

Total Communication Services		27,003,901

Consumer Discretionary (11.9%)
Distributors (1.5%)
Pool Corp.	17,145	5,735,688

Diversified Consumer Services (2.8%)
Bright Horizons Family Solutions, Inc.*	69,989	10,641,128

Hotels, Restaurants & Leisure (2.8%)
Chipotle Mexican Grill, Inc.*	3,239	4,028,377
Domino’s Pizza, Inc.	15,619	6,642,448

		10,670,825

Specialty Retail (4.8%)
Burlington Stores, Inc.*	28,331	5,838,736
O’Reilly Automotive, Inc.*	13,840	6,381,347
Tractor Supply Co.	44,879	6,432,956

		18,653,039

Total Consumer Discretionary		45,700,680

Financials (6.7%)
Capital Markets (4.9%)
MSCI, Inc.	32,522	11,603,199
Nasdaq, Inc.	58,978	7,237,191

		18,840,390

Insurance (1.8%)
Arthur J Gallagher & Co.	67,518	7,128,550

Total Financials		25,968,940

Health Care (20.9%)
Biotechnology (1.6%)
Seattle Genetics, Inc.*	32,658	6,390,844

Health Care Equipment & Supplies (7.9%)
DexCom, Inc.*	12,512	5,157,822
Masimo Corp.*	38,735	9,143,784
STERIS plc	58,679	10,338,653
West Pharmaceutical Services, Inc.	21,053	5,787,470

		30,427,729

Life Sciences Tools & Services (11.4%)
Agilent Technologies, Inc.	61,241	6,181,666
Bio-Techne Corp.	40,035	9,917,870
Charles River Laboratories International, Inc.*	33,197	7,517,461
ICON plc*	48,696	9,305,319
PerkinElmer, Inc.	86,284	10,829,505

		43,751,821

Total Health Care		80,570,394

Industrials (24.5%)
Commercial Services & Supplies (3.0%)
Copart, Inc.*	109,034	11,466,015

Electrical Equipment (2.0%)
AMETEK, Inc.	77,194	7,673,084

Industrial Conglomerates (2.0%)
Roper Technologies, Inc.	19,059	7,530,402

Machinery (1.5%)
IDEX Corp.	31,957	5,829,276

Professional Services (16.0%)
Clarivate plc*	343,975	10,659,785
CoStar Group, Inc.*	11,201	9,504,161
Equifax, Inc.	35,872	5,628,317
IHS Markit Ltd.	126,234	9,910,631
TransUnion	84,617	7,118,828
Verisk Analytics, Inc.	59,608	11,045,959
Wolters Kluwer NV	93,038	7,943,210

		61,810,891

Total Industrials		94,309,668

Information Technology (20.1%)
IT Services (3.5%)
Black Knight, Inc.*	81,184	7,067,067
Global Payments, Inc.	34,893	6,196,299

		13,263,366

Semiconductors & Semiconductor Equipment (4.8%)
Entegris, Inc.	84,513	6,282,696
Monolithic Power Systems, Inc.	43,593	12,189,039

		18,471,735

Software (11.8%)
Autodesk, Inc.*	27,311	6,309,114
Cadence Design Systems, Inc.*	190,586	20,322,185
Coupa Software, Inc.*	18,606	5,102,510
Nice Ltd. (ADR)*	32,522	7,383,470
Synopsys, Inc.*	30,241	6,470,969

		45,588,248

Total Information Technology		77,323,349

Materials (3.6%)
Chemicals (1.3%)
Scotts Miracle-Gro Co. (The)	33,469	5,117,745

Construction Materials (2.3%)
Vulcan Materials Co.	64,748	8,775,944

Total Materials		13,893,689

Real Estate (3.8%)
Equity Real Estate Investment Trusts (REITs) (3.8%)
CoreSite Realty Corp. (REIT)	48,019	5,708,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
SBA Communications Corp. (REIT)	27,865	$8,874,445

Total Real Estate		14,582,944

Total Investments in Securities (98.5%) (Cost $307,127,995)		379,353,565
Other Assets Less Liabilities (1.5%)		5,622,085

Net Assets (100%)		$384,975,650

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$27,003,901	$—	$—	$27,003,901
Consumer Discretionary	45,700,680	—	—	45,700,680
Financials	25,968,940	—	—	25,968,940
Health Care	80,570,394	—	—	80,570,394
Industrials	86,366,458	7,943,210	—	94,309,668
Information Technology	77,323,349	—	—	77,323,349
Materials	13,893,689	—	—	13,893,689
Real Estate	14,582,944	—	—	14,582,944

Total Assets	$371,410,355	$7,943,210	$—	$379,353,565

Total Liabilities	$—	$—	$—	$—

Total	$371,410,355	$7,943,210	$—	$379,353,565

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,464,066
Aggregate gross unrealized depreciation	(2,216,340)

Net unrealized appreciation	$72,247,726

Federal income tax cost of investments in securities and derivative instruments, if applicable	$307,105,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (16.5%)
Entertainment (4.5%)
Activision Blizzard, Inc.	111,061	$8,990,388
Electronic Arts, Inc.*	54,834	7,150,902
NetEase, Inc. (ADR)	12,769	5,805,681
Take-Two Interactive Software, Inc.*	29,502	4,874,320

		26,821,291

Interactive Media & Services (10.8%)
Alphabet, Inc., Class A*	15,549	22,788,614
Facebook, Inc., Class A*	97,412	25,512,203
Match Group, Inc.*	31,607	3,497,315
Pinterest, Inc., Class A*	51,831	2,151,505
Tencent Holdings Ltd.	157,200	10,468,478

		64,418,115

Media (1.2%)
Charter Communications, Inc., Class A*	11,144	6,957,645

Total Communication Services		98,197,051

Consumer Discretionary (14.0%)
Hotels, Restaurants & Leisure (0.5%)
DraftKings, Inc., Class A*	46,731	2,749,652

Internet & Direct Marketing Retail (13.5%)
Alibaba Group Holding Ltd. (ADR)*	42,422	12,471,219
Amazon.com, Inc.*	19,505	61,415,979
Chewy, Inc., Class A*	70,284	3,853,672
Farfetch Ltd., Class A*	82,539	2,076,681
MercadoLibre, Inc.*	550	595,364

		80,412,915

Total Consumer Discretionary		83,162,567

Financials (1.0%)
Capital Markets (1.0%)
Nasdaq, Inc.	28,295	3,472,079
Tradeweb Markets, Inc., Class A	42,354	2,456,532

Total Financials		5,928,611

Health Care (2.8%)
Health Care Providers & Services (0.6%)
Guardant Health, Inc.*	32,784	3,664,595

Health Care Technology (0.9%)
Livongo Health, Inc.*	37,671	5,275,824

Life Sciences Tools & Services (1.3%)
Adaptive Biotechnologies Corp.*	39,553	1,923,463
Bio-Techne Corp.	10,932	2,708,184
Illumina, Inc.*	9,785	3,024,348

		7,655,995

Total Health Care		16,596,414

Industrials (4.0%)
Aerospace & Defense (0.1%)
PAE, Inc.*	25,697	218,425

Professional Services (3.9%)
Clarivate plc*	160,237	4,965,745
Dun & Bradstreet Holdings, Inc.*	65,743	1,686,965
Equifax, Inc.	19,399	3,043,703
IHS Markit Ltd.	44,704	3,509,711
TransUnion	38,824	3,266,263
Verisk Analytics, Inc.	17,386	3,221,800
Wolters Kluwer NV	43,203	3,688,498

		23,382,685

Total Industrials		23,601,110

Information Technology (58.9%)
IT Services (19.7%)
Black Knight, Inc.*	48,918	4,258,312
CACI International, Inc., Class A*	11,042	2,353,713
Endava plc (ADR)*	68,173	4,305,125
EPAM Systems, Inc.*	15,523	5,018,275
Fidelity National Information Services, Inc.	77,453	11,401,856
Global Payments, Inc.	59,284	10,527,653
Mastercard, Inc., Class A	68,557	23,183,921
Nuvei Corp.*	42,571	1,797,348
Okta, Inc.*	18,238	3,900,196
PayPal Holdings, Inc.*	87,037	17,148,900
Shopify, Inc., Class A*	1,347	1,377,941
Snowflake, Inc., Class A*	256	64,256
Square, Inc., Class A*	20,885	3,394,857
Twilio, Inc., Class A*	9,169	2,265,568
Visa, Inc., Class A	115,690	23,134,529
Wix.com Ltd.*	13,470	3,432,829

		117,565,279

Semiconductors & Semiconductor Equipment (9.0%)
Advanced Micro Devices, Inc.*	119,869	9,828,059
ASML Holding NV (Registered) (NYRS)	8,155	3,011,397
KLA Corp.	30,213	5,853,467
Lam Research Corp.	22,065	7,320,064
Marvell Technology Group Ltd.	132,803	5,272,279
NVIDIA Corp.	27,890	15,094,626
Skyworks Solutions, Inc.	48,691	7,084,540

		53,464,432

Software (26.6%)
Adobe, Inc.*	48,383	23,728,475
Asana, Inc., Class A*	69,745	2,008,656
Atlassian Corp. plc, Class A*	17,213	3,129,151
Autodesk, Inc.*	17,220	3,977,992
Bentley Systems, Inc., Class B*	19,935	625,959
Constellation Software, Inc.	4,309	4,788,199
Coupa Software, Inc.*	9,356	2,565,789
Descartes Systems Group, Inc. (The)*	58,859	3,352,826
DocuSign, Inc.*	24,576	5,289,738
HubSpot, Inc.*	18,989	5,549,155
Microsoft Corp.	267,000	56,158,110
Ping Identity Holding Corp.*	27,296	851,908
Q2 Holdings, Inc.*	30,484	2,781,970
Rakus Co. Ltd.	215,100	3,870,650
RingCentral, Inc., Class A*	25,883	7,107,731
salesforce.com, Inc.*	64,046	16,096,041
ServiceNow, Inc.*	24,274	11,772,890
Unity Software, Inc.*	8,335	727,479
Zendesk, Inc.*	38,899	4,003,485

		158,386,204

Technology Hardware, Storage & Peripherals (3.6%)
Apple, Inc.	184,788	21,400,298

Total Information Technology		350,816,213

Real Estate (0.7%)
Equity Real Estate Investment Trusts (REITs) (0.7%)
CoreSite Realty Corp. (REIT)	7,225	858,908

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
QTS Realty Trust, Inc. (REIT), Class A	57,849	$3,645,644

Total Real Estate		4,504,552

Total Common Stocks (97.9%) (Cost $384,902,695)		582,806,518

SHORT-TERM INVESTMENT:
Investment Company (1.4%)
JPMorgan Prime Money Market Fund, IM Shares	8,681,861	8,687,938

Total Short-Term Investment (1.4%) (Cost $8,688,758)		8,687,938

Total Investments in Securities (99.3%) (Cost $393,591,453)		591,494,456
Other Assets Less Liabilities (0.7%)		4,010,979

Net Assets (100%)		$595,505,435

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$87,728,573	$10,468,478	$—	$98,197,051
Consumer Discretionary	83,162,567	—	—	83,162,567
Financials	5,928,611	—	—	5,928,611
Health Care	16,596,414	—	—	16,596,414
Industrials	19,912,612	3,688,498	—	23,601,110
Information Technology	346,945,563	3,870,650	—	350,816,213
Real Estate	4,504,552	—	—	4,504,552
Short-Term Investment
Investment Company	8,687,938	—	—	8,687,938

Total Assets	$573,466,830	$18,027,626	$—	$591,494,456

Total Liabilities	$—	$—	$—	$—

Total	$573,466,830	$18,027,626	$—	$591,494,456

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,058,089
Aggregate gross unrealized depreciation	(263,469)

Net unrealized appreciation	$197,794,620

Federal income tax cost of investments in securities and derivative instruments, if applicable	$393,699,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.2%)
Diversified Telecommunication Services (4.7%)
Cellnex Telecom SA(m)	54,624	$3,319,816
Hellenic Telecommunications Organization SA	75,370	1,088,061
NOS SGPS SA	323,275	1,147,915
Telesites SAB de CV*	991,777	896,172
TELUS Corp.	110,962	1,952,491

		8,404,455

Media (2.2%)
Charter Communications, Inc., Class A*	5,756	3,593,701
Comcast Corp., Class A	9,664	447,057

		4,040,758

Wireless Telecommunication Services (4.3%)
Advanced Info Service PCL	266,200	1,441,149
KDDI Corp.	60,600	1,532,935
Mobile TeleSystems PJSC (ADR)	94,313	823,353
Rogers Communications, Inc., Class B	41,636	1,651,619
Tele2 AB, Class B	37,789	533,556
T-Mobile US, Inc.*	15,765	1,802,885

		7,785,497

Total Communication Services		20,230,710

Energy (1.5%)
Oil, Gas & Consumable Fuels (1.5%)
Cheniere Energy, Inc.*	40,765	1,886,197
Equitrans Midstream Corp.	98,264	831,313

Total Energy		2,717,510

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. (REIT)	3,765	910,114
SBA Communications Corp. (REIT)	2,938	935,694

Total Real Estate		1,845,808

Utilities (79.4%)
Electric Utilities (47.9%)
ALLETE, Inc.	19,253	996,150
Alliant Energy Corp.	43,447	2,244,038
American Electric Power Co., Inc.	68,275	5,580,116
CLP Holdings Ltd.	117,500	1,095,250
Duke Energy Corp.	87,847	7,779,730
Edison International	97,459	4,954,816
EDP - Energias de Portugal SA	448,729	2,205,532
Electricite de France SA	17,775	188,044
Emera, Inc.	53,293	2,189,273
Enel SpA	679,507	5,900,263
Entergy Corp.	42,384	4,176,096
Equatorial Energia SA	183,000	689,195
Evergy, Inc.	59,010	2,998,888
Exelon Corp.	229,469	8,205,811
FirstEnergy Corp.	115,796	3,324,503
Iberdrola SA	391,978	4,824,401
Neoenergia SA*	145,100	436,393
NextEra Energy, Inc.	53,527	14,856,954
PG&E Corp.*	430,451	4,041,935
Pinnacle West Capital Corp.	25,549	1,904,678
Portland General Electric Co.	7,923	281,266
Southern Co. (The)	83,476	4,526,069
SSE plc	227,109	3,535,790

		86,935,191

Gas Utilities (2.6%)
AltaGas Ltd.	87,212	1,053,185
Atmos Energy Corp.	15,308	1,463,292
China Resources Gas Group Ltd.	266,000	1,190,908
UGI Corp.	30,003	989,499

		4,696,884

Independent Power and Renewable Electricity Producers (10.2%)
AES Corp. (The)	173,813	3,147,753
EDP Renovaveis SA	598,284	9,912,190
NextEra Energy Partners LP	15,664	939,214
Vistra Corp.	242,015	4,564,403

		18,563,560

Multi-Utilities (18.7%)
CenterPoint Energy, Inc.	141,938	2,746,500
Dominion Energy, Inc.	107,091	8,452,693
DTE Energy Co.	41,777	4,806,026
E.ON SE	40,444	446,852
National Grid plc	301,061	3,465,730
NiSource, Inc.	42,302	930,644
Public Service Enterprise Group, Inc.	98,851	5,427,908
RWE AG	70,429	2,640,476
Sempra Energy	41,447	4,905,667

		33,822,496

Total Utilities		144,018,131

Total Common Stocks (93.1%) (Cost $154,162,418)		168,812,159

CONVERTIBLE PREFERRED STOCKS:
Utilities (3.0%)
Electric Utilities (0.2%)
NextEra Energy, Inc.
5.279%	10,600	494,808

Multi-Utilities (2.8%)
CenterPoint Energy, Inc.
7.000%	73,051	2,661,978
DTE Energy Co.
6.250%	10,550	476,438
Sempra Energy
6.000%	19,260	1,891,905

		5,030,321

Total Convertible Preferred Stocks (3.0%) (Cost $5,393,721)		5,525,129

MASTER LIMITED PARTNERSHIPS:
Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
Enterprise Products Partners LP	208,751	3,296,178
Magellan Midstream Partners LP	24,883	850,999
Plains All American Pipeline LP	182,879	1,093,616

Total Master Limited Partnerships (2.9%) (Cost $9,992,780)		5,240,793

Total Investments in Securities (99.0%) (Cost $169,548,919)		179,578,081
Other Assets Less Liabilities (1.0%)		1,841,785

Net Assets (100%)		$181,419,866

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $3,319,816 or 1.8% of net assets.

Glossary:

ADR — American Depositary Receipt

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

SEK — Swedish Krona

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets
Brazil	0.6%
Canada	3.8
China	0.7
France	0.1
Germany	1.7
Greece	0.6
Hong Kong	0.6
Italy	3.2
Japan	0.8
Mexico	0.5
Portugal	1.8
Russia	0.5
Spain	10.0
Sweden	0.3
Thailand	0.8
United Kingdom	3.9
United States	69.1
Cash and Other	1.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	214,990	USD	159,176	Brown Brothers Harriman & Co.	10/16/2020	2,290
CAD	127,997	USD	95,795	Citibank NA	10/16/2020	336
CAD	66,668	USD	49,017	Merrill Lynch International	10/16/2020	1,053
CAD	5,746	USD	4,270	Morgan Stanley	10/16/2020	46
CAD	155,398	USD	115,177	State Street Bank & Trust	10/16/2020	1,532
EUR	23,976	USD	27,431	BNP Paribas	10/16/2020	689
EUR	129,630	USD	150,358	Credit Suisse	10/16/2020	1,672
EUR	414,288	USD	473,507	Merrill Lynch International	10/16/2020	12,368
GBP	48,654	USD	61,297	Merrill Lynch International	10/16/2020	1,488
USD	58,311	EUR	49,645	Citibank NA	10/16/2020	87
USD	58,172	EUR	49,437	Merrill Lynch International	10/16/2020	192
USD	121,660	GBP	93,705	Citibank NA	10/16/2020	739
USD	183,687	GBP	141,897	HSBC Bank plc	10/16/2020	577
USD	175,601	GBP	133,277	Merrill Lynch International	10/16/2020	3,615
EUR	97,862	USD	111,228	Citibank NA	10/23/2020	3,562
EUR	35,813	USD	40,696	Merrill Lynch International	10/23/2020	1,312

Total unrealized appreciation						31,558

CAD	315,154	USD	237,375	Citibank NA	10/16/2020	(682)
CAD	308,910	USD	234,395	Merrill Lynch International	10/16/2020	(2,391)
CAD	5,969	USD	4,524	Morgan Stanley	10/16/2020	(41)
CAD	108,833	USD	81,960	State Street Bank & Trust	10/16/2020	(223)
EUR	21,402	USD	25,281	BNP Paribas	10/16/2020	(181)
EUR	131,372	USD	155,511	Brown Brothers Harriman & Co.	10/16/2020	(1,438)
EUR	331,780	USD	392,342	Citibank NA	10/16/2020	(3,232)
EUR	22,603	USD	26,722	HSBC Bank plc	10/16/2020	(213)
EUR	20,852	USD	24,852	Merrill Lynch International	10/16/2020	(398)
EUR	3,236	USD	3,811	Morgan Stanley	10/16/2020	(17)
EUR	65,077	USD	77,767	State Street Bank & Trust	10/16/2020	(1,445)
GBP	349,000	USD	465,345	Brown Brothers Harriman & Co.	10/16/2020	(14,981)
SEK	1,289,718	USD	145,674	Brown Brothers Harriman & Co.	10/16/2020	(1,646)
SEK	1,327,657	USD	151,286	State Street Bank & Trust	10/16/2020	(3,020)
USD	5,073,636	CAD	6,897,323	Citibank NA	10/16/2020	(106,520)
USD	57,389	CAD	76,933	Merrill Lynch International	10/16/2020	(391)
USD	63,303	EUR	54,334	HSBC Bank plc	10/16/2020	(420)
USD	119,380	EUR	102,596	Merrill Lynch International	10/16/2020	(944)
USD	17,938,198	EUR	15,873,866	State Street Bank & Trust	10/16/2020	(678,618)
USD	4,451,569	GBP	3,532,774	Citibank NA	10/16/2020	(107,269)
USD	627,992	SEK	5,782,068	Morgan Stanley	10/16/2020	(17,718)
USD	2,550,192	EUR	2,244,000	Morgan Stanley	10/23/2020	(81,959)

Total unrealized depreciation						(1,023,747)

Net unrealized depreciation						(992,189)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$11,167,278	$9,063,432	$—	$20,230,710
Energy	2,717,510	—	—	2,717,510
Real Estate	1,845,808	—	—	1,845,808
Utilities	108,612,695	35,405,436	—	144,018,131
Convertible Preferred Stocks
Utilities	5,525,129	—	—	5,525,129
Forward Currency Contracts	—	31,558	—	31,558
Master Limited Partnerships
Energy	5,240,793	—	—	5,240,793

Total Assets	$135,109,213	$44,500,426	$—	$179,609,639

Liabilities:
Forward Currency Contracts	$—	$(1,023,747)	$—	$(1,023,747)

Total Liabilities	$—	$(1,023,747)	$—	$(1,023,747)

Total	$135,109,213	$43,476,679	$—	$178,585,892

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,119,214
Aggregate gross unrealized depreciation	(15,919,436)

Net unrealized appreciation	$10,199,778

Federal income tax cost of investments in securities and derivative instruments, if applicable	$168,386,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.8%)
Entertainment (0.2%)
Cinemark Holdings, Inc.(x)	114,527	$1,145,270
World Wrestling Entertainment, Inc., Class A	49,909	2,019,817

		3,165,087

Interactive Media & Services (0.2%)
TripAdvisor, Inc.	102,729	2,012,461
Yelp, Inc.*	73,446	1,475,530

		3,487,991

Media (1.3%)
AMC Networks, Inc., Class A(x)*	43,350	1,071,178
Cable One, Inc.	5,842	11,014,682
John Wiley & Sons, Inc., Class A	46,605	1,477,845
New York Times Co. (The), Class A	154,397	6,606,648
TEGNA, Inc.	234,180	2,751,615

		22,921,968

Wireless Telecommunication Services (0.1%)
Telephone and Data Systems, Inc.	106,485	1,963,584

Total Communication Services		31,538,630

Consumer Discretionary (15.8%)
Auto Components (1.4%)
Adient plc*	100,360	1,739,239
Dana, Inc.	154,500	1,903,440
Delphi Technologies plc*	92,320	1,542,667
Fox Factory Holding Corp.*	44,300	3,292,819
Gentex Corp.	262,857	6,768,568
Goodyear Tire & Rubber Co. (The) .	249,228	1,911,579
Lear Corp.	58,410	6,369,610
Visteon Corp.*	29,750	2,059,295

		25,587,217

Automobiles (0.5%)
Harley-Davidson, Inc.	163,900	4,022,106
Thor Industries, Inc.	59,040	5,624,150

		9,646,256

Distributors (0.8%)
Pool Corp.	42,912	14,355,781

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	55,485	1,361,602
Graham Holdings Co., Class B	4,470	1,806,372
Grand Canyon Education, Inc.*	50,600	4,044,964
H&R Block, Inc.	206,300	3,360,627
Service Corp. International	188,477	7,949,960
Strategic Education, Inc.	26,080	2,385,537
WW International, Inc.*	50,130	945,953

		21,855,015

Hotels, Restaurants & Leisure (4.4%)
Boyd Gaming Corp.	85,750	2,631,668
Caesars Entertainment, Inc.*	214,649	12,033,223
Choice Hotels International, Inc.	30,846	2,651,522
Churchill Downs, Inc.	37,949	6,216,805
Cracker Barrel Old Country Store, Inc.	25,350	2,906,631
Dunkin’ Brands Group, Inc.	88,006	7,208,571
Jack in the Box, Inc.	24,233	1,921,919
Marriott Vacations Worldwide Corp.	43,960	3,992,008
Papa John’s International, Inc.	35,121	2,889,756
Penn National Gaming, Inc.*	155,434	11,300,052
Scientific Games Corp., Class A*	59,770	2,086,571
Six Flags Entertainment Corp.	80,701	1,638,230
Texas Roadhouse, Inc.	69,780	4,241,926
Wendy’s Co. (The)	191,491	4,269,292
Wingstop, Inc.	31,700	4,331,805
Wyndham Destinations, Inc.	91,120	2,802,851
Wyndham Hotels & Resorts, Inc.	99,630	5,031,315

		78,154,145

Household Durables (1.8%)
Helen of Troy Ltd.*	27,090	5,242,457
KB Home	94,130	3,613,651
Taylor Morrison Home Corp., Class A*	138,664	3,409,748
Tempur Sealy International, Inc.*	51,310	4,576,339
Toll Brothers, Inc.	122,793	5,975,107
TopBuild Corp.*	35,436	6,048,571
TRI Pointe Group, Inc.*	139,360	2,527,990

		31,393,863

Internet & Direct Marketing Retail (0.4%)
Grubhub, Inc.*	98,723	7,140,635

Leisure Products (0.9%)
Brunswick Corp.	84,625	4,985,259
Mattel, Inc.(x)*	371,058	4,341,379
Polaris, Inc.	61,680	5,818,891

		15,145,529

Multiline Retail (0.6%)
Kohl’s Corp.	168,700	3,126,011
Nordstrom, Inc.(x)	115,940	1,382,005
Ollie’s Bargain Outlet Holdings, Inc.*	60,870	5,316,994

		9,825,010

Specialty Retail (2.8%)
Aaron’s, Inc.	72,236	4,092,169
American Eagle Outfitters, Inc.(x)	159,337	2,359,781
AutoNation, Inc.*	62,440	3,304,949
Dick’s Sporting Goods, Inc.	69,666	4,032,268
Five Below, Inc.*	59,710	7,583,170
Foot Locker, Inc.	111,505	3,683,010
Lithia Motors, Inc., Class A	24,032	5,477,854
Murphy USA, Inc.*	29,050	3,726,244
RH*	16,548	6,331,596
Sally Beauty Holdings, Inc.*	120,680	1,048,709
Urban Outfitters, Inc.*	73,180	1,522,876
Williams-Sonoma, Inc.	83,261	7,530,125

		50,692,751

Textiles, Apparel & Luxury Goods (1.0%)
Carter’s, Inc.	46,650	4,038,957
Columbia Sportswear Co.	32,590	2,834,678
Deckers Outdoor Corp.*	29,963	6,592,160
Skechers USA, Inc., Class A*	145,820	4,406,680

		17,872,475

Total Consumer Discretionary		281,668,677

Consumer Staples (4.0%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	9,834	8,686,962

Food & Staples Retailing (1.1%)
BJ’s Wholesale Club Holdings, Inc.*	147,513	6,129,165
Casey’s General Stores, Inc.	39,466	7,011,135
Grocery Outlet Holding Corp.*	89,099	3,503,373
Sprouts Farmers Market, Inc.*	126,150	2,640,319

		19,283,992

Food Products (2.0%)
Darling Ingredients, Inc.*	173,195	6,240,216
Flowers Foods, Inc.	210,466	5,120,638
Hain Celestial Group, Inc. (The)*	89,344	3,064,499
Ingredion, Inc.	71,619	5,420,126
Lancaster Colony Corp.	20,898	3,736,562
Pilgrim’s Pride Corp.*	52,200	781,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	67,334	$5,790,724
Sanderson Farms, Inc.	21,180	2,498,605
Tootsie Roll Industries, Inc.(x)	18,661	576,625
TreeHouse Foods, Inc.*	60,440	2,449,633

		35,678,801

Household Products (0.1%)
Energizer Holdings, Inc.	62,268	2,437,170

Personal Products (0.3%)
Coty, Inc., Class A	302,800	817,560
Edgewell Personal Care Co.*	58,088	1,619,493
Nu Skin Enterprises, Inc., Class A	54,900	2,749,941

		5,186,994

Total Consumer Staples		71,273,919

Energy (1.1%)
Energy Equipment & Services (0.1%)
ChampionX Corp.*	198,724	1,587,805

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Corp.	305,930	1,642,844
Cimarex Energy Co.	109,172	2,656,155
CNX Resources Corp.*	200,430	1,892,059
EQT Corp.	273,380	3,534,803
Equitrans Midstream Corp.	434,910	3,679,339
Murphy Oil Corp.	154,400	1,377,248
World Fuel Services Corp.	67,910	1,439,013
WPX Energy, Inc.*	432,090	2,117,241

		18,338,702

Total Energy		19,926,507

Financials (13.6%)
Banks (5.2%)
Associated Banc-Corp.	164,326	2,073,794
BancorpSouth Bank	103,149	1,999,028
Bank of Hawaii Corp.	42,768	2,160,639
Bank OZK	129,250	2,755,610
Cathay General Bancorp	79,997	1,734,335
CIT Group, Inc.	105,265	1,864,243
Commerce Bancshares, Inc.	107,350	6,042,731
Cullen/Frost Bankers, Inc.	59,656	3,815,001
East West Bancorp, Inc.	151,276	4,952,776
First Financial Bankshares, Inc.(x) .	151,878	4,238,915
First Horizon National Corp.	591,841	5,581,061
FNB Corp.	345,750	2,344,185
Fulton Financial Corp.	173,317	1,617,048
Glacier Bancorp, Inc.	102,060	3,271,023
Hancock Whitney Corp.	92,344	1,736,991
Home BancShares, Inc.	162,540	2,464,106
International Bancshares Corp.	59,522	1,551,143
PacWest Bancorp	124,862	2,132,643
Pinnacle Financial Partners, Inc.	81,115	2,886,883
Prosperity Bancshares, Inc.	99,067	5,134,643
Signature Bank	57,300	4,755,327
Sterling Bancorp	208,030	2,188,475
Synovus Financial Corp.	157,582	3,336,011
TCF Financial Corp.	162,838	3,803,896
Texas Capital Bancshares, Inc.*	53,898	1,677,845
Trustmark Corp.	67,803	1,451,662
UMB Financial Corp.	46,187	2,263,625
Umpqua Holdings Corp.	235,590	2,501,966
United Bankshares, Inc.	138,781	2,979,628
Valley National Bancorp	431,954	2,958,885
Webster Financial Corp.	96,402	2,545,977
Wintrust Financial Corp.	61,540	2,464,677

		93,284,772

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	49,800	3,405,324
Eaton Vance Corp.	122,132	4,659,336
Evercore, Inc., Class A	43,430	2,842,928
FactSet Research Systems, Inc.	40,720	13,636,313
Federated Hermes, Inc., Class B	101,735	2,188,320
Interactive Brokers Group, Inc., Class A	84,484	4,083,112
Janus Henderson Group plc	161,219	3,501,676
SEI Investments Co.	130,072	6,597,252
Stifel Financial Corp.	73,350	3,708,576

		44,622,837

Consumer Finance (0.6%)
FirstCash, Inc.	44,320	2,535,547
LendingTree, Inc.(x)*	8,440	2,590,152
Navient Corp.	207,380	1,752,361
SLM Corp.	401,415	3,247,447

		10,125,507

Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	230,983	4,157,694

Insurance (4.5%)
Alleghany Corp.	15,317	7,971,733
American Financial Group, Inc.	76,739	5,139,978
Brighthouse Financial, Inc.*	99,447	2,676,119
Brown & Brown, Inc.	251,042	11,364,671
CNO Financial Group, Inc.	151,554	2,430,926
First American Financial Corp.	119,234	6,070,203
Genworth Financial, Inc., Class A* .	541,320	1,813,422
Hanover Insurance Group, Inc. (The)	40,344	3,759,254
Kemper Corp.	65,701	4,390,798
Mercury General Corp.	28,386	1,174,329
Old Republic International Corp.	302,457	4,458,216
Primerica, Inc.	42,300	4,785,822
Reinsurance Group of America, Inc.	72,726	6,922,788
RenaissanceRe Holdings Ltd.	54,794	9,300,733
RLI Corp.	42,351	3,546,049
Selective Insurance Group, Inc.	63,940	3,292,271

		79,097,312

Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd.	120,189	4,448,195
New York Community Bancorp, Inc.	496,305	4,104,442
Washington Federal, Inc.	80,953	1,688,680

		10,241,317

Total Financials		241,529,439

Health Care (11.0%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	109,430	4,712,056
Emergent BioSolutions, Inc.*	48,148	4,975,133
Exelixis, Inc.*	330,510	8,080,969
Ligand Pharmaceuticals, Inc.(x)*	17,180	1,637,598
United Therapeutics Corp.*	47,558	4,803,358

		24,209,114

Health Care Equipment & Supplies (3.3%)
Avanos Medical, Inc.*	51,160	1,699,535
Cantel Medical Corp.	40,060	1,760,236
Globus Medical, Inc., Class A*	80,505	3,986,608
Haemonetics Corp.*	54,270	4,735,058
Hill-Rom Holdings, Inc.	71,289	5,953,344
ICU Medical, Inc.*	20,820	3,805,063
Integra LifeSciences Holdings Corp.*	75,680	3,573,610
LivaNova plc*	52,041	2,352,774
Masimo Corp.*	54,137	12,779,580
NuVasive, Inc.*	54,800	2,661,636
Penumbra, Inc.*	35,960	6,989,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Quidel Corp.*	40,890	$8,970,448

		59,267,797

Health Care Providers & Services (3.1%)
Acadia Healthcare Co., Inc.*	95,090	2,803,253
Amedisys, Inc.*	34,728	8,210,741
Chemed Corp.	17,080	8,204,378
Encompass Health Corp.	106,400	6,913,872
HealthEquity, Inc.*	81,968	4,210,696
LHC Group, Inc.*	33,851	7,195,369
MEDNAX, Inc.*	91,420	1,488,318
Molina Healthcare, Inc.*	63,510	11,624,870
Patterson Cos., Inc.	92,690	2,234,292
Tenet Healthcare Corp.*	112,670	2,761,542

		55,647,331

Life Sciences Tools & Services (2.4%)
Bio-Techne Corp.	41,299	10,231,001
Charles River Laboratories International, Inc.*	53,220	12,051,669
Medpace Holdings, Inc.*	29,200	3,263,100
PRA Health Sciences, Inc.*	68,440	6,942,554
Repligen Corp.*	52,240	7,707,490
Syneos Health, Inc.*	66,940	3,558,530

		43,754,344

Pharmaceuticals (0.8%)
Jazz Pharmaceuticals plc*	59,300	8,455,587
Nektar Therapeutics*	191,334	3,174,231
Prestige Consumer Healthcare, Inc.*	53,660	1,954,297

		13,584,115

Total Health Care		196,462,701

Industrials (17.6%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	67,877	6,156,444
Curtiss-Wright Corp.	44,430	4,143,542
Hexcel Corp.	89,260	2,994,673
Mercury Systems, Inc.*	59,850	4,635,981

		17,930,640

Air Freight & Logistics (0.5%)
XPO Logistics, Inc.*	97,654	8,267,388

Airlines (0.2%)
JetBlue Airways Corp.*	291,406	3,301,630

Building Products (1.7%)
Builders FirstSource, Inc.*	124,789	4,070,617
Lennox International, Inc.	37,324	10,174,896
Owens Corning	115,510	7,948,243
Trex Co., Inc.*	123,856	8,868,089

		31,061,845

Commercial Services & Supplies (2.1%)
Brink’s Co. (The)	53,970	2,217,627
Clean Harbors, Inc.*	54,686	3,064,057
Healthcare Services Group, Inc.	79,550	1,712,711
Herman Miller, Inc.	62,936	1,898,150
HNI Corp.	45,578	1,430,238
IAA, Inc.*	143,220	7,457,465
KAR Auction Services, Inc.	138,160	1,989,504
MSA Safety, Inc.	38,737	5,197,343
Stericycle, Inc.*	97,858	6,170,925
Tetra Tech, Inc.	57,671	5,507,581

		36,645,601

Construction & Engineering (1.1%)
AECOM*	171,581	7,178,949
Dycom Industries, Inc.*	34,020	1,796,937
EMCOR Group, Inc.	58,740	3,977,285
Fluor Corp.	133,391	1,175,175
MasTec, Inc.*	60,000	2,532,000
Valmont Industries, Inc.	22,840	2,836,271

		19,496,617

Electrical Equipment (2.6%)
Acuity Brands, Inc.	42,390	4,338,617
EnerSys	45,400	3,047,248
Generac Holdings, Inc.*	67,235	13,019,385
Hubbell, Inc.	58,077	7,947,257
nVent Electric plc	181,780	3,215,688
Regal Beloit Corp.	43,429	4,076,680
Sunrun, Inc.*	135,720	10,459,940

		46,104,815

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	58,434	7,150,569

Machinery (4.8%)
AGCO Corp.	65,638	4,874,934
Colfax Corp.*	107,620	3,374,963
Crane Co.	52,680	2,640,848
Donaldson Co., Inc.	134,879	6,261,083
Graco, Inc.	178,343	10,941,343
ITT, Inc.	92,387	5,455,452
Kennametal, Inc.	88,662	2,565,878
Lincoln Electric Holdings, Inc.	63,511	5,845,553
Middleby Corp. (The)*	59,540	5,341,333
Nordson Corp.	57,793	11,085,853
Oshkosh Corp.	72,801	5,350,874
Terex Corp.	74,062	1,433,840
Timken Co. (The)	72,225	3,916,040
Toro Co. (The)	114,810	9,638,300
Trinity Industries, Inc.	95,189	1,856,186
Woodward, Inc.	62,025	4,971,924

		85,554,404

Marine (0.1%)
Kirby Corp.*	64,187	2,321,644

Professional Services (1.2%)
ASGN, Inc.*	56,140	3,568,259
CoreLogic, Inc.	85,014	5,752,897
FTI Consulting, Inc.*	39,190	4,152,964
Insperity, Inc.	38,561	2,525,360
ManpowerGroup, Inc.	62,086	4,552,766

		20,552,246

Road & Rail (1.0%)
Avis Budget Group, Inc.*	55,070	1,449,442
Knight-Swift Transportation Holdings, Inc.	134,736	5,483,755
Landstar System, Inc.	41,027	5,148,478
Ryder System, Inc.	57,540	2,430,490
Werner Enterprises, Inc.	62,023	2,604,346

		17,116,511

Trading Companies & Distributors (0.9%)
GATX Corp.	37,409	2,384,824
MSC Industrial Direct Co., Inc., Class A	48,684	3,080,724
Univar Solutions, Inc.*	180,790	3,051,735
Watsco, Inc.	35,143	8,184,453

		16,701,736

Total Industrials		312,205,646

Information Technology (15.7%)
Communications Equipment (1.0%)
Ciena Corp.*	164,293	6,520,789
InterDigital, Inc.	32,886	1,876,475
Lumentum Holdings, Inc.*	80,396	6,040,152
NetScout Systems, Inc.*	77,440	1,690,515
ViaSat, Inc.*	68,570	2,358,122

		18,486,053

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.7%)
Arrow Electronics, Inc.*	83,030	$6,531,140
Avnet, Inc.	105,608	2,728,911
Belden, Inc.	47,590	1,481,001
Cognex Corp.	185,111	12,050,726
Coherent, Inc.*	25,950	2,878,633
II-VI, Inc.*	110,828	4,495,184
Jabil, Inc.	144,960	4,966,329
Littelfuse, Inc.	26,079	4,624,850
National Instruments Corp.	140,579	5,018,670
SYNNEX Corp.	44,049	6,169,503
Trimble, Inc.*	267,596	13,031,925
Vishay Intertechnology, Inc.	141,740	2,206,892

		66,183,764

IT Services (2.0%)
Alliance Data Systems Corp.	51,030	2,142,239
CACI International, Inc., Class A* .	26,924	5,739,120
KBR, Inc.	152,261	3,404,556
LiveRamp Holdings, Inc.*	70,474	3,648,439
MAXIMUS, Inc.	65,570	4,485,644
Perspecta, Inc.	146,160	2,842,812
Sabre Corp.	333,309	2,169,841
Science Applications International Corp.	62,228	4,879,920
WEX, Inc.*	47,147	6,552,019

		35,864,590

Semiconductors & Semiconductor Equipment (4.8%)
Cabot Microelectronics Corp.	31,075	4,437,821
Cirrus Logic, Inc.*	62,410	4,209,555
Cree, Inc.*	117,262	7,474,280
Enphase Energy, Inc.*	134,819	11,134,701
First Solar, Inc.*	91,572	6,062,066
MKS Instruments, Inc.	58,970	6,441,293
Monolithic Power Systems, Inc.	45,200	12,638,372
Semtech Corp.*	69,651	3,688,717
Silicon Laboratories, Inc.*	46,810	4,580,359
SolarEdge Technologies, Inc.*	53,681	12,794,866
Synaptics, Inc.*	36,590	2,942,568
Universal Display Corp.	45,838	8,284,760

		84,689,358

Software (4.0%)
ACI Worldwide, Inc.*	124,463	3,252,218
Blackbaud, Inc.	52,960	2,956,757
CDK Global, Inc.	129,957	5,664,826
Ceridian HCM Holding, Inc.*	138,824	11,473,804
CommVault Systems, Inc.*	49,603	2,023,802
Fair Isaac Corp.*	31,037	13,202,519
j2 Global, Inc.*	47,860	3,312,869
Manhattan Associates, Inc.*	67,910	6,484,726
Paylocity Holding Corp.*	39,776	6,420,642
PTC, Inc.*	111,757	9,244,539
Qualys, Inc.*	36,120	3,540,121
Teradata Corp.*	116,515	2,644,890

		70,221,713

Technology Hardware, Storage & Peripherals (0.2%)
NCR Corp.*	137,350	3,040,929

Total Information Technology		278,486,407

Materials (5.8%)
Chemicals (2.6%)
Ashland Global Holdings, Inc.	58,247	4,130,877
Avient Corp.	97,815	2,588,185
Cabot Corp.	60,345	2,174,230
Chemours Co. (The)	175,710	3,674,096
Ingevity Corp.*	44,160	2,183,270
Minerals Technologies, Inc.	36,479	1,864,077
NewMarket Corp.	7,824	2,678,312
Olin Corp.	151,992	1,881,661
RPM International, Inc.	139,062	11,519,896
Scotts Miracle-Gro Co. (The)	43,555	6,659,995
Sensient Technologies Corp.	45,292	2,615,160
Valvoline, Inc.	197,862	3,767,293

		45,737,052

Construction Materials (0.2%)
Eagle Materials, Inc.	44,714	3,859,712

Containers & Packaging (1.1%)
AptarGroup, Inc.	69,030	7,814,196
Greif, Inc., Class A	28,251	1,022,968
O-I Glass, Inc.	167,910	1,778,167
Silgan Holdings, Inc.	84,192	3,095,740
Sonoco Products Co.	107,382	5,483,999

		19,195,070

Metals & Mining (1.6%)
Commercial Metals Co.	127,313	2,543,714
Compass Minerals International, Inc.	36,259	2,151,972
Reliance Steel & Aluminum Co.	68,171	6,956,169
Royal Gold, Inc.	70,225	8,438,938
Steel Dynamics, Inc.	213,804	6,121,208
United States Steel Corp.(x)	235,720	1,730,185
Worthington Industries, Inc.	38,500	1,570,030

		29,512,216

Paper & Forest Products (0.3%)
Domtar Corp.	59,000	1,549,930
Louisiana-Pacific Corp.	120,076	3,543,443

		5,093,373

Total Materials		103,397,423

Real Estate (9.3%)
Equity Real Estate Investment Trusts (REITs) (9.0%)
American Campus Communities, Inc. (REIT)	147,226	5,141,132
Brixmor Property Group, Inc. (REIT)	317,089	3,706,770
Camden Property Trust (REIT)	104,229	9,274,296
CoreSite Realty Corp. (REIT)	45,500	5,409,040
Corporate Office Properties Trust (REIT)	119,942	2,845,024
Cousins Properties, Inc. (REIT)	158,922	4,543,580
CyrusOne, Inc. (REIT)	124,982	8,752,490
Douglas Emmett, Inc. (REIT)	176,280	4,424,628
EastGroup Properties, Inc. (REIT)	42,073	5,441,301
EPR Properties (REIT)	79,750	2,193,125
First Industrial Realty Trust, Inc. (REIT)	136,020	5,413,596
GEO Group, Inc. (The) (REIT)	129,765	1,471,535
Healthcare Realty Trust, Inc. (REIT)	145,485	4,382,008
Highwoods Properties, Inc. (REIT)	111,074	3,728,754
Hudson Pacific Properties, Inc. (REIT)	164,014	3,596,827
JBG SMITH Properties (REIT)	120,210	3,214,415
Kilroy Realty Corp. (REIT)	112,100	5,824,716
Lamar Advertising Co. (REIT), Class A	92,431	6,116,159
Life Storage, Inc. (REIT)	50,170	5,281,396
Macerich Co. (The) (REIT)(x)	119,830	813,646
Medical Properties Trust, Inc. (REIT)	565,668	9,972,727
National Retail Properties, Inc. (REIT)	185,582	6,404,435
Omega Healthcare Investors, Inc. (REIT)	242,728	7,267,276
Park Hotels & Resorts, Inc. (REIT)	252,037	2,517,850
Pebblebrook Hotel Trust (REIT)	139,919	1,753,185
Physicians Realty Trust (REIT)	222,595	3,986,677

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
PotlatchDeltic Corp. (REIT)	71,478	$3,009,224
PS Business Parks, Inc. (REIT)	21,466	2,627,224
Rayonier, Inc. (REIT)	146,045	3,861,430
Rexford Industrial Realty, Inc. (REIT)	132,380	6,057,709
Sabra Health Care REIT, Inc. (REIT)	219,909	3,031,446
Service Properties Trust (REIT)	176,078	1,399,820
Spirit Realty Capital, Inc. (REIT)	110,168	3,718,170
STORE Capital Corp. (REIT)	244,025	6,693,606
Taubman Centers, Inc. (REIT)	65,963	2,195,908
Urban Edge Properties (REIT)	117,270	1,139,864
Weingarten Realty Investors (REIT)	128,767	2,183,888

		159,394,877

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	55,417	5,301,190

Total Real Estate		164,696,067

Utilities (3.7%)
Electric Utilities (1.2%)
ALLETE, Inc.	55,470	2,870,018
Hawaiian Electric Industries, Inc.	116,803	3,882,532
IDACORP, Inc.	53,949	4,310,525
OGE Energy Corp.	214,149	6,422,329
PNM Resources, Inc.	85,165	3,519,869

		21,005,273

Gas Utilities (1.4%)
National Fuel Gas Co.	97,230	3,946,566
New Jersey Resources Corp.	102,570	2,771,441
ONE Gas, Inc.	56,640	3,908,726
Southwest Gas Holdings, Inc.	59,740	3,769,594
Spire, Inc.	55,079	2,930,203
UGI Corp.	222,794	7,347,746

		24,674,276

Multi-Utilities (0.6%)
Black Hills Corp.	67,102	3,589,286
MDU Resources Group, Inc.	214,520	4,826,700
NorthWestern Corp.	54,100	2,631,424

		11,047,410

Water Utilities (0.5%)
Essential Utilities, Inc.	238,639	9,605,220

Total Utilities		66,332,179

Total Common Stocks (99.4%) (Cost $1,356,397,155)		1,767,517,595

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.5%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $612,001. (xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,651,224, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $3,724,242. (xx) $	3,651,218	3,651,218
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,108,670. (xx)	1,000,000	1,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $300,002, collateralized by various Common Stocks; total market value $333,387. (xx)	300,000	300,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $2,000,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $2,000,031, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $2,040,000. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various Common Stocks; total market value $222,308. (xx)	200,000	200,000

Total Repurchase Agreements		9,751,218

Total Short-Term Investments (0.5%) (Cost $9,751,218)		9,751,218

Total Investments in Securities (99.9%) (Cost $1,366,148,373)		1,777,268,813
Other Assets Less Liabilities (0.1%)		1,775,803

Net Assets (100%)		$1,779,044,616

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $11,320,224. This was collateralized by $1,900,697 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $9,751,218 which was subsequently invested in joint repurchase agreements.

Glossary:

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	12/2020	USD	9,465,090	(91,762)

					(91,762)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,538,630	$—	$—	$31,538,630
Consumer Discretionary	278,762,046	2,906,631	—	281,668,677
Consumer Staples	71,273,919	—	—	71,273,919
Energy	19,926,507	—	—	19,926,507
Financials	241,529,439	—	—	241,529,439
Health Care	196,462,701	—	—	196,462,701
Industrials	312,205,646	—	—	312,205,646
Information Technology	278,486,407	—	—	278,486,407
Materials	102,374,455	1,022,968	—	103,397,423
Real Estate	164,696,067	—	—	164,696,067
Utilities	66,332,179	—	—	66,332,179
Short-Term Investments
Repurchase Agreements	—	9,751,218	—	9,751,218

Total Assets	$1,763,587,996	$13,680,817	$—	$1,777,268,813

Liabilities:
Futures	$(91,762)	$—	$—	$(91,762)

Total Liabilities	$(91,762)	$—	$—	$(91,762)

Total	$1,763,496,234	$13,680,817	$—	$1,777,177,051

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$632,296,257
Aggregate gross unrealized depreciation	(222,543,170)

Net unrealized appreciation	$409,753,087

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,367,423,964

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	174,326	$1,758,950
GCI Liberty, Inc., Class A*	15,718	1,288,247

		3,047,197

Entertainment (0.3%)
Liberty Media Corp.-Liberty
Formula One, Class A*	4,114	137,860
Liberty Media Corp.-Liberty
Formula One, Class C*	106,931	3,878,388
Lions Gate Entertainment Corp., Class A(x)*	10,017	94,961
Lions Gate Entertainment Corp., Class B*	18,834	164,233
Madison Square Garden Entertainment Corp.*	3,062	209,716
Madison Square Garden Sports Corp., Class A*	2,987	449,484
Take-Two Interactive Software, Inc.*	1,388	229,325
Zynga, Inc., Class A*	25,841	235,670

		5,399,637

Interactive Media & Services (0.6%)
Pinterest, Inc., Class A*	10,884	451,795
TripAdvisor, Inc.	16,012	313,675
Twitter, Inc.*	122,600	5,455,700
Zillow Group, Inc., Class A*	8,158	828,363
Zillow Group, Inc., Class C*	19,848	2,016,358

		9,065,891

Media (1.3%)
Discovery, Inc., Class A(x)*	24,859	541,180
Discovery, Inc., Class C*	51,876	1,016,770
DISH Network Corp., Class A*	39,148	1,136,467
Fox Corp., Class A	54,038	1,503,878
Fox Corp., Class B	25,488	712,899
Interpublic Group of Cos., Inc. (The)	61,899	1,031,856
John Wiley & Sons, Inc., Class A	7,099	225,109
Liberty Broadband Corp., Class A*	3,941	558,873
Liberty Broadband Corp., Class C*	16,726	2,389,644
Liberty Media Corp.-Liberty
SiriusXM, Class A*	11,684	387,558
Liberty Media Corp.-Liberty
SiriusXM, Class C*	24,431	808,178
New York Times Co. (The), Class A	25,936	1,109,801
News Corp., Class A	61,809	866,562
News Corp., Class B	19,954	278,957
Nexstar Media Group, Inc., Class A	2,390	214,933
Omnicom Group, Inc.	33,884	1,677,258
Sirius XM Holdings, Inc.	74,765	400,740
TEGNA, Inc.	205,601	2,415,812
ViacomCBS, Inc.(x)	86,466	2,421,913
ViacomCBS, Inc., Class A	1,773	53,704

		19,752,092

Wireless Telecommunication Services (0.0%)
Telephone and Data Systems, Inc.	16,024	295,483
United States Cellular Corp.*	2,365	69,838

		365,321

Total Communication Services		37,630,138

Consumer Discretionary (10.2%)
Auto Components (1.1%)
Aptiv plc	42,693	3,914,094
BorgWarner, Inc.	201,288	7,797,897
Gentex Corp.	136,897	3,525,098
Lear Corp.	9,545	1,040,882

		16,277,971

Automobiles (0.4%)
Ford Motor Co.	621,677	4,140,369
Harley-Davidson, Inc.	24,364	597,893
Thor Industries, Inc.	8,785	836,859

		5,575,121

Distributors (0.2%)
Genuine Parts Co.	22,388	2,130,666
LKQ Corp.*	48,249	1,337,945

		3,468,611

Diversified Consumer Services (0.2%)
Bright Horizons Family Solutions, Inc.*	2,904	441,524
frontdoor, Inc.*	11,346	441,473
Graham Holdings Co., Class B	638	257,822
Grand Canyon Education, Inc.*	7,430	593,954
H&R Block, Inc.	9,429	153,598
Service Corp. International	27,404	1,155,901
ServiceMaster Global Holdings, Inc.*	21,071	840,312

		3,884,584

Hotels, Restaurants & Leisure (2.4%)
Aramark	36,362	961,775
Carnival Corp.	74,985	1,138,272
Choice Hotels International, Inc.	5,540	476,218
Darden Restaurants, Inc.	20,723	2,087,635
Denny’s Corp.*	183,507	1,835,070
Dunkin’ Brands Group, Inc.	1,996	163,492
Extended Stay America, Inc.	28,187	336,835
Hilton Worldwide Holdings, Inc.	43,508	3,712,103
Hyatt Hotels Corp., Class A	5,568	297,164
MGM Resorts International	74,997	1,631,185
Norwegian Cruise Line Holdings Ltd.(x)*	43,842	750,137
Planet Fitness, Inc., Class A*	5,516	339,896
Red Rock Resorts, Inc., Class A	321,961	5,505,533
Royal Caribbean Cruises Ltd.	27,983	1,811,340
Six Flags Entertainment Corp.	12,560	254,968
Vail Resorts, Inc.	31,675	6,777,500
Wyndham Destinations, Inc.	13,380	411,569
Wyndham Hotels & Resorts, Inc.	98,537	4,976,118
Wynn Resorts Ltd.	11,743	843,265
Yum China Holdings, Inc.	59,436	3,147,136

		37,457,211

Household Durables (1.9%)
DR Horton, Inc.	52,681	3,984,264
Garmin Ltd.	23,832	2,260,703
Leggett & Platt, Inc.	21,029	865,764
Lennar Corp., Class A	77,198	6,305,533
Lennar Corp., Class B	2,582	169,534
Mohawk Industries, Inc.*	9,254	903,098
Newell Brands, Inc.	61,181	1,049,866
NVR, Inc.*	2,139	8,733,794
PulteGroup, Inc.	42,611	1,972,463
Tempur Sealy International, Inc.*	2,014	179,629
Toll Brothers, Inc.	18,443	897,436
Whirlpool Corp.	9,717	1,786,859

		29,108,943

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.	19,129	1,753,938
Grubhub, Inc.*	13,242	957,794
Qurate Retail, Inc., Class A	60,649	435,460
Wayfair, Inc., Class A*	953	277,332

		3,424,524

Leisure Products (0.3%)
Brunswick Corp.	12,564	740,145
Hasbro, Inc.	20,266	1,676,404
Mattel, Inc.(x)*	22,963	268,667

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Peloton Interactive, Inc., Class A*	11,792	$1,170,238
Polaris, Inc.	8,301	783,116

		4,638,570

Multiline Retail (0.2%)
Dollar Tree, Inc.*	19,526	1,783,505
Kohl’s Corp.	25,487	472,274
Nordstrom, Inc.(x)	17,958	214,059
Ollie’s Bargain Outlet Holdings, Inc.*	1,005	87,787

		2,557,625

Specialty Retail (1.4%)
Aaron’s, Inc.	54,226	3,071,903
Advance Auto Parts, Inc.	26,821	4,117,024
AutoNation, Inc.*	9,132	483,357
AutoZone, Inc.*	1,522	1,792,368
Best Buy Co., Inc.	29,792	3,315,552
Burlington Stores, Inc.*	1,134	233,706
CarMax, Inc.*	23,975	2,203,542
Dick’s Sporting Goods, Inc.	9,822	568,497
Foot Locker, Inc.	16,481	544,367
Gap, Inc. (The)	29,076	495,164
L Brands, Inc.	36,538	1,162,274
Penske Automotive Group, Inc.	5,238	249,643
Tiffany & Co.	19,298	2,235,673
Ulta Beauty, Inc.*	620	138,868
Vroom, Inc.(x)*	805	41,683
Williams-Sonoma, Inc.	10,244	926,467

		21,580,088

Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd.*	22,606	406,908
Carter’s, Inc.	81,372	7,045,188
Columbia Sportswear Co.	48,429	4,212,354
Hanesbrands, Inc.	365,290	5,753,317
PVH Corp.	11,187	667,193
Ralph Lauren Corp.	7,499	509,707
Skechers USA, Inc., Class A*	21,305	643,837
Steven Madden Ltd.	158,101	3,082,970
Tapestry, Inc.	44,052	688,533
Under Armour, Inc., Class A*	29,991	336,799
Under Armour, Inc., Class C*	31,185	306,860
VF Corp.	48,405	3,400,451
Wolverine World Wide, Inc.	86,902	2,245,548

		29,299,665

Total Consumer Discretionary		157,272,913

Consumer Staples (4.1%)
Beverages (0.2%)
Brown-Forman Corp., Class A	1,099	75,479
Brown-Forman Corp., Class B	4,259	320,788
Molson Coors Beverage Co., Class B	73,861	2,478,775

		2,875,042

Food & Staples Retailing (0.6%)
Albertsons Cos., Inc., Class A(x)*	4,582	63,461
Casey’s General Stores, Inc.	5,864	1,041,740
Grocery Outlet Holding Corp.*	5,333	209,693
Kroger Co. (The)	123,403	4,184,596
Sprouts Farmers Market, Inc.*	3,045	63,732
US Foods Holding Corp.*	184,396	4,097,279

		9,660,501

Food Products (3.1%)
Archer-Daniels-Midland Co.	88,307	4,105,392
Beyond Meat, Inc.*	1,713	284,461
Bunge Ltd.	21,606	987,394
Cal-Maine Foods, Inc.*	135,857	5,212,833
Campbell Soup Co.	14,040	679,115
Conagra Brands, Inc.	77,687	2,774,203
Flowers Foods, Inc.	180,325	4,387,307
Hain Celestial Group, Inc. (The)*	12,959	444,494
Hershey Co. (The)	5,361	768,446
Hormel Foods Corp.	44,475	2,174,383
Ingredion, Inc.	10,692	809,171
J M Smucker Co. (The)	17,597	2,032,805
Kellogg Co.	26,441	1,707,824
Lamb Weston Holdings, Inc.	17,924	1,187,823
McCormick & Co., Inc. (Non- Voting)	8,716	1,691,776
Pilgrim’s Pride Corp.*	5,964	89,251
Post Holdings, Inc.*	147,781	12,709,166
Seaboard Corp.	42	119,141
Simply Good Foods Co. (The)*	96,232	2,121,916
TreeHouse Foods, Inc.*	9,182	372,146
Tyson Foods, Inc., Class A	45,823	2,725,552

		47,384,599

Household Products (0.1%)
Clorox Co. (The)	5,851	1,229,705
Energizer Holdings, Inc.	2,102	82,272
Reynolds Consumer Products, Inc.	5,869	179,709
Spectrum Brands Holdings, Inc.	6,755	386,116

		1,877,802

Personal Products (0.1%)
Coty, Inc., Class A	47,415	128,021
Herbalife Nutrition Ltd.*	12,403	578,600
Nu Skin Enterprises, Inc., Class A	8,172	409,335

		1,115,956

Total Consumer Staples		62,913,900

Energy (2.2%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	104,596	1,390,081
Halliburton Co.	139,573	1,681,855
Helmerich & Payne, Inc.	17,190	251,833
National Oilwell Varco, Inc.	61,808	559,980

		3,883,749

Oil, Gas & Consumable Fuels (1.9%)
Antero Midstream Corp.	47,188	253,400
Apache Corp.	60,149	569,611
Cabot Oil & Gas Corp.	62,457	1,084,254
Cimarex Energy Co.	129,991	3,162,681
Concho Resources, Inc.	31,092	1,371,779
Continental Resources, Inc.(x)	12,303	151,081
Delek US Holdings, Inc.	102,926	1,145,566
Devon Energy Corp.	60,821	575,367
Diamondback Energy, Inc.	104,068	3,134,528
EQT Corp.	40,610	525,087
Equitrans Midstream Corp.	59,019	499,301
Hess Corp.	43,759	1,791,056
HollyFrontier Corp.	23,784	468,783
Marathon Oil Corp.	125,524	513,393
Marathon Petroleum Corp.	103,162	3,026,773
Murphy Oil Corp.	23,922	213,384
Noble Energy, Inc.	75,849	648,509
Occidental Petroleum Corp.	133,714	1,338,477
ONEOK, Inc.	69,904	1,816,106
Parsley Energy, Inc., Class A	47,942	448,737
Pioneer Natural Resources Co.	26,164	2,249,842
Targa Resources Corp.	36,695	514,831
Viper Energy Partners LP	69,039	519,173
Williams Cos., Inc. (The)	193,817	3,808,504
WPX Energy, Inc.*	66,160	324,184

		30,154,407

Total Energy		34,038,156

Financials (13.7%)
Banks (4.8%)
Associated Banc-Corp.	24,141	304,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Union Bankshares Corp.	139,169	$2,974,042
BancorpSouth Bank	104,663	2,028,369
Bank of Hawaii Corp.	6,279	317,215
Bank OZK	162,410	3,462,581
BankUnited, Inc.	170,374	3,732,894
BOK Financial Corp.	78,682	4,052,910
Cadence Bancorp	131,257	1,127,498
Citizens Financial Group, Inc.	67,905	1,716,638
Comerica, Inc.	22,165	847,811
Commerce Bancshares, Inc.	16,020	901,766
Cullen/Frost Bankers, Inc.	8,918	570,306
East West Bancorp, Inc.	22,457	735,242
Fifth Third Bancorp	113,336	2,416,323
First Citizens BancShares, Inc., Class A	1,004	320,055
First Hawaiian, Inc.	20,644	298,719
First Horizon National Corp.	86,921	819,665
First Republic Bank	69,655	7,596,574
FNB Corp.	51,359	348,214
Huntington Bancshares, Inc.	160,929	1,475,719
KeyCorp.	154,800	1,846,764
M&T Bank Corp.	20,403	1,878,912
PacWest Bancorp	18,587	317,466
People’s United Financial, Inc.	67,372	694,605
Pinnacle Financial Partners, Inc.	11,767	418,788
Popular, Inc.	13,213	479,235
Prosperity Bancshares, Inc.	14,220	737,023
Regions Financial Corp.	153,099	1,765,231
Signature Bank	8,287	687,738
South State Corp.	69,158	3,329,958
Sterling Bancorp	758,769	7,982,250
SVB Financial Group*	24,990	6,013,094
Synovus Financial Corp.	170,311	3,605,484
TCF Financial Corp.	24,032	561,388
Umpqua Holdings Corp.	35,039	372,114
Webster Financial Corp.	14,258	376,554
Western Alliance Bancorp	113,693	3,594,973
Wintrust Financial Corp.	9,093	364,175
Zions Bancorp NA	120,719	3,527,409

		74,600,361

Capital Markets (1.9%)
Affiliated Managers Group, Inc.	7,360	503,277
Ameriprise Financial, Inc.	19,170	2,954,289
Carlyle Group, Inc. (The)	16,806	414,604
Cboe Global Markets, Inc.	13,639	1,196,686
E*TRADE Financial Corp.	35,250	1,764,263
Eaton Vance Corp.	17,639	672,928
Evercore, Inc., Class A	6,290	411,743
Franklin Resources, Inc.	43,160	878,306
Interactive Brokers Group, Inc., Class A	11,867	573,532
Invesco Ltd.	60,066	685,353
KKR & Co., Inc., Class A	84,910	2,915,809
Lazard Ltd., Class A	16,064	530,915
LPL Financial Holdings, Inc.	11,520	883,238
Morningstar, Inc.	573	92,030
Nasdaq, Inc.	18,236	2,237,740
Northern Trust Corp.	30,610	2,386,662
Raymond James Financial, Inc.	19,558	1,423,040
SEI Investments Co.	18,374	931,929
State Street Corp.	56,109	3,328,947
T. Rowe Price Group, Inc.	26,904	3,449,631
TD Ameritrade Holding Corp.	41,368	1,619,557
Tradeweb Markets, Inc., Class A	2,026	117,508
Virtu Financial, Inc., Class A	1,100	25,311

		29,997,298

Consumer Finance (0.7%)
Ally Financial, Inc.	59,524	1,492,267
Credit Acceptance Corp.(x)*	1,462	495,092
Discover Financial Services	48,838	2,821,860
LendingTree, Inc.(x)*	66	20,255
OneMain Holdings, Inc.	10,352	323,500
Santander Consumer USA Holdings, Inc.	11,821	215,024
SLM Corp.	366,440	2,964,499
Synchrony Financial	92,897	2,431,114

		10,763,611

Diversified Financial Services (0.5%)
Equitable Holdings, Inc.‡	64,778	1,181,551
Jefferies Financial Group, Inc.	36,114	650,052
Voya Financial, Inc.	105,190	5,041,756

		6,873,359

Insurance (5.2%)
Alleghany Corp.	4,254	2,213,994
American Financial Group, Inc.	11,573	775,160
American National Group, Inc.	1,216	82,116
Arch Capital Group Ltd.*	62,654	1,832,630
Arthur J Gallagher & Co.	29,999	3,167,294
Assurant, Inc.	45,043	5,464,166
Assured Guaranty Ltd.	12,848	275,975
Athene Holding Ltd., Class A*	18,401	627,106
Axis Capital Holdings Ltd.	12,038	530,154
Brighthouse Financial, Inc.*	90,485	2,434,951
Brown & Brown, Inc.	79,551	3,601,274
Cincinnati Financial Corp.	23,855	1,859,974
CNA Financial Corp.	4,616	138,434
CNO Financial Group, Inc.	233,622	3,747,297
Enstar Group Ltd.*	12,192	1,969,008
Erie Indemnity Co., Class A	1,713	360,210
Everest Re Group Ltd.	6,275	1,239,564
Fidelity National Financial, Inc.	45,233	1,416,245
First American Financial Corp.	17,280	879,725
Globe Life, Inc.	16,711	1,335,209
GoHealth, Inc., Class A(x)*	5,986	77,968
Hanover Insurance Group, Inc. (The)	44,327	4,130,390
Hartford Financial Services Group, Inc. (The)	56,970	2,099,914
Kemper Corp.	52,894	3,534,906
Lancashire Holdings Ltd.	186,837	1,664,889
Lemonade, Inc.(x)*	2,023	100,584
Lincoln National Corp.	26,879	842,119
Loews Corp.	124,394	4,322,691
Markel Corp.*	2,153	2,096,376
Mercury General Corp.	4,492	185,834
Old Republic International Corp.	45,084	664,538
Primerica, Inc.	2,367	267,802
Principal Financial Group, Inc.	43,278	1,742,805
ProAssurance Corp.	162,150	2,536,026
Prudential Financial, Inc.	63,082	4,006,969
Reinsurance Group of America, Inc.	50,199	4,778,443
RenaissanceRe Holdings Ltd.	38,434	6,523,787
Unum Group	32,386	545,056
W R Berkley Corp.	22,183	1,356,490
White Mountains Insurance Group Ltd.	481	374,699
Willis Towers Watson plc	20,507	4,282,272

		80,085,044

Mortgage Real Estate Investment Trusts (REITs) (0.3%)
AGNC Investment Corp. (REIT)	88,523	1,231,355
Annaly Capital Management, Inc. (REIT)	223,664	1,592,487
New Residential Investment Corp. (REIT)	65,999	524,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Starwood Property Trust, Inc. (REIT)	43,531	$656,883

		4,005,417

Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.	53,794	476,615
Mr Cooper Group, Inc.*	183,996	4,106,791
New York Community Bancorp, Inc.	71,645	592,504
TFS Financial Corp.	8,036	118,049

		5,293,959

Total Financials		211,619,049

Health Care (5.6%)
Biotechnology (0.5%)
Acceleron Pharma, Inc.*	453	50,976
Agios Pharmaceuticals, Inc.*	8,845	309,575
Alexion Pharmaceuticals, Inc.*	28,684	3,282,310
Alkermes plc*	25,140	416,570
BioMarin Pharmaceutical, Inc.*	2,765	210,361
Bluebird Bio, Inc.*	5,870	316,686
Exact Sciences Corp.*	3,205	326,750
Exelixis, Inc.*	30,830	753,794
Ionis Pharmaceuticals, Inc.*	10,572	501,641
Sage Therapeutics, Inc.*	7,548	461,334
United Therapeutics Corp.*	6,913	698,213

		7,328,210

Health Care Equipment & Supplies (2.1%)
Avanos Medical, Inc.*	64,387	2,138,936
Boston Scientific Corp.*	61,274	2,341,280
Cooper Cos., Inc. (The)	6,822	2,299,833
Dentsply Sirona, Inc.	107,392	4,696,252
Envista Holdings Corp.*	25,418	627,316
Globus Medical, Inc., Class A*	11,806	584,633
Haemonetics Corp.*	549	47,900
Hill-Rom Holdings, Inc.	36,940	3,084,859
Hologic, Inc.*	36,538	2,428,681
ICU Medical, Inc.*	2,265	413,951
Integer Holdings Corp.*	11,321	668,052
Integra LifeSciences Holdings Corp.*	11,367	536,750
LivaNova plc*	66,926	3,025,724
STERIS plc	12,684	2,234,794
Tandem Diabetes Care, Inc.*	1,049	119,062
Teleflex, Inc.	2,745	934,453
Varian Medical Systems, Inc.*	12,635	2,173,220
Zimmer Biomet Holdings, Inc.	33,021	4,495,479

		32,851,175

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	87,366	2,575,550
AmerisourceBergen Corp.	12,075	1,170,309
DaVita, Inc.*	11,002	942,321
Encompass Health Corp.	69,066	4,487,909
Henry Schein, Inc.*	22,714	1,335,129
Laboratory Corp. of America Holdings*	14,605	2,749,683
McKesson Corp.	6,568	978,172
Molina Healthcare, Inc.*	16,665	3,050,361
Oak Street Health, Inc.(x)*	1,286	68,724
Premier, Inc., Class A	9,805	321,898
Quest Diagnostics, Inc.	21,302	2,438,866
Universal Health Services, Inc., Class B	11,732	1,255,559

		21,374,481

Health Care Technology (0.0%)
Change Healthcare, Inc.*	10,569	153,356
Teladoc Health, Inc.(x)*	1,097	240,507

		393,863

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	45,070	4,549,366
Berkeley Lights, Inc.(x)*	673	51,390
Bio-Rad Laboratories, Inc., Class A*	3,364	1,734,007
Bio-Techne Corp.	375	92,899
Bruker Corp.	9,457	375,916
Charles River Laboratories International, Inc.*	916	207,428
IQVIA Holdings, Inc.*	18,820	2,966,597
Mettler-Toledo International, Inc.* .	233	225,020
PerkinElmer, Inc.	14,294	1,794,040
PPD, Inc.*	2,985	110,415
PRA Health Sciences, Inc.*	1,548	157,029
QIAGEN NV*	35,828	1,872,371
Syneos Health, Inc.*	8,899	473,071
Waters Corp.*	9,028	1,766,599

		16,376,148

Pharmaceuticals (0.5%)
Catalent, Inc.*	25,889	2,217,652
Elanco Animal Health, Inc.*	63,692	1,778,918
Horizon Therapeutics plc*	2,237	173,770
Jazz Pharmaceuticals plc*	8,614	1,228,270
Mylan NV*	82,155	1,218,359
Nektar Therapeutics*	27,602	457,917
Perrigo Co. plc	21,762	999,093
Reata Pharmaceuticals, Inc., Class A*	409	39,845
Royalty Pharma plc, Class A	7,774	327,052

		8,440,876

Total Health Care		86,764,753

Industrials (14.3%)
Aerospace & Defense (0.8%)
BWX Technologies, Inc.	5,440	306,326
Curtiss-Wright Corp.	6,610	616,449
HEICO Corp. (Frankfurt Stock Exchange), Class A	2,508	222,359
HEICO Corp. (New York Stock Exchange)	1,441	150,815
Hexcel Corp.	13,277	445,443
Howmet Aerospace, Inc.	62,887	1,051,471
Huntington Ingalls Industries, Inc.	5,705	802,979
Mercury Systems, Inc.*	1,671	129,436
Moog, Inc., Class A	36,094	2,293,052
Spirit AeroSystems Holdings, Inc., Class A	16,699	315,778
Teledyne Technologies, Inc.*	5,776	1,791,773
Textron, Inc.	36,278	1,309,273
TransDigm Group, Inc.	6,476	3,076,877
Virgin Galactic Holdings, Inc.(x)*	1,387	26,672

		12,538,703

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	17,802	1,819,187
Expeditors International of Washington, Inc.	10,235	926,472
Hub Group, Inc., Class A*	87,062	4,370,077
XPO Logistics, Inc.*	13,744	1,163,567

		8,279,303

Airlines (1.1%)
Alaska Air Group, Inc.	107,754	3,947,029
Allegiant Travel Co.	32,604	3,905,959
American Airlines Group, Inc.(x)	79,949	982,573
Copa Holdings SA, Class A	5,157	259,603
Delta Air Lines, Inc.	101,614	3,107,356
JetBlue Airways Corp.*	43,359	491,258
Southwest Airlines Co.	93,937	3,522,638
United Airlines Holdings, Inc.*	46,233	1,606,597

		17,823,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.9%)
A O Smith Corp.	21,140	$1,116,192
Allegion plc	5,138	508,200
Armstrong World Industries, Inc.	4,782	329,049
AZEK Co., Inc. (The)*	5,380	187,278
Carrier Global Corp.	88,724	2,709,631
Fortune Brands Home & Security, Inc.	64,287	5,562,111
Ingersoll-Rand plc	38,077	4,616,836
JELD-WEN Holding, Inc.*	139,664	3,156,406
Johnson Controls International plc .	118,726	4,849,957
Lennox International, Inc.	5,508	1,501,536
Masco Corp.	41,875	2,308,569
Owens Corning	17,030	1,171,834
PGT Innovations, Inc.*	85,301	1,494,474

		29,512,073

Commercial Services & Supplies (1.0%)
ADT, Inc.	18,416	150,459
Cintas Corp.	1,604	533,859
Clean Harbors, Inc.*	82,399	4,616,816
IAA, Inc.*	16,299	848,689
MSA Safety, Inc.	4,509	604,973
Republic Services, Inc.	33,454	3,122,931
Rollins, Inc.	3,049	165,225
Stericycle, Inc.*	76,924	4,850,827

		14,893,779

Construction & Engineering (0.3%)
AECOM*	24,344	1,018,553
Jacobs Engineering Group, Inc.	19,951	1,850,854
Quanta Services, Inc.	17,382	918,812
Valmont Industries, Inc.	3,337	414,389

		4,202,608

Electrical Equipment (1.2%)
Acuity Brands, Inc.	6,264	641,120
AMETEK, Inc.	36,534	3,631,480
EnerSys	33,325	2,236,774
Generac Holdings, Inc.*	885	171,371
GrafTech International Ltd.	12,221	83,592
Hubbell, Inc.	8,606	1,177,645
nVent Electric plc	24,750	437,827
Regal Beloit Corp.	6,449	605,368
Rockwell Automation, Inc.	9,497	2,095,798
Sensata Technologies Holding plc* .	188,112	8,115,152

		19,196,127

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	8,607	1,053,238

Machinery (5.2%)
AGCO Corp.	9,840	730,817
Allison Transmission Holdings, Inc.	6,525	229,288
Colfax Corp.*	328,474	10,300,945
Crane Co.	7,752	388,608
Cummins, Inc.	23,498	4,961,838
Donaldson Co., Inc.	18,140	842,059
Dover Corp.	22,899	2,480,878
Flowserve Corp.	20,722	565,503
Fortive Corp.	47,411	3,613,192
Gates Industrial Corp. plc*	7,339	81,610
Graco, Inc.	13,154	806,998
IDEX Corp.	12,002	2,189,285
Ingersoll Rand, Inc.*	179,281	6,382,404
ITT, Inc.	13,768	813,000
John Bean Technologies Corp.	29,316	2,693,847
Kennametal, Inc.(x)	118,669	3,434,281
Lincoln Electric Holdings, Inc.	5,218	480,265
Meritor, Inc.*	85,520	1,790,789
Middleby Corp. (The)*	8,774	787,116
Nordson Corp.	1,674	321,107
Oshkosh Corp.	10,788	792,918
Otis Worldwide Corp.	65,052	4,060,546
PACCAR, Inc.	54,068	4,610,919
Parker-Hannifin Corp.	30,007	6,071,616
Pentair plc	26,294	1,203,476
Rexnord Corp.	96,686	2,885,110
Snap-on, Inc.	8,571	1,261,051
SPX FLOW, Inc.*	135,767	5,813,543
Stanley Black & Decker, Inc.	24,577	3,986,389
Timken Co. (The)	10,088	546,971
Toro Co. (The)	1,741	146,157
Trinity Industries, Inc.	14,934	291,213
Westinghouse Air Brake Technologies Corp.	28,835	1,784,310
Woodward, Inc.	8,863	710,458
Xylem, Inc.	28,502	2,397,588

		80,456,095

Marine (0.3%)
Kirby Corp.*	143,707	5,197,882

Professional Services (0.5%)
CoreLogic, Inc.	11,970	810,010
Dun & Bradstreet Holdings, Inc.(x)*	6,961	178,619
Equifax, Inc.	4,974	780,421
FTI Consulting, Inc.*	5,738	608,056
IHS Markit Ltd.	28,789	2,260,224
ManpowerGroup, Inc.	9,223	676,323
Nielsen Holdings plc	56,763	804,899
Robert Half International, Inc.	17,785	941,538
TransUnion	2,783	234,134

		7,294,224

Road & Rail (0.6%)
AMERCO	1,420	505,492
JB Hunt Transport Services, Inc.	9,754	1,232,711
Kansas City Southern	15,109	2,732,161
Knight-Swift Transportation Holdings, Inc.	58,243	2,370,490
Landstar System, Inc.	1,180	148,078
Lyft, Inc., Class A*	38,651	1,064,835
Old Dominion Freight Line, Inc.	2,145	388,073
Ryder System, Inc.	8,347	352,577
Schneider National, Inc., Class B	9,702	239,930

		9,034,347

Trading Companies & Distributors (0.8%)
Air Lease Corp.	16,963	499,052
Fastenal Co.	17,248	777,712
HD Supply Holdings, Inc.*	25,635	1,057,187
MSC Industrial Direct Co., Inc.,
Class A	7,116	450,301
United Rentals, Inc.*	11,473	2,002,039
Univar Solutions, Inc.*	26,566	448,434
Watsco, Inc.	5,190	1,208,699
WESCO International, Inc.*	115,216	5,071,808
WW Grainger, Inc.	1,887	673,225

		12,188,457

Transportation Infrastructure (0.0%)
Macquarie Infrastructure Corp.	11,697	314,532

Total Industrials		221,984,381

Information Technology (7.2%)
Communications Equipment (1.3%)
Arista Networks, Inc.*	1,665	344,538
Ciena Corp.*	77,377	3,071,093
CommScope Holding Co., Inc.*	29,821	268,389
EchoStar Corp., Class A*	7,911	196,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
F5 Networks, Inc.*	25,473	$3,127,320
Juniper Networks, Inc.	140,535	3,021,503
Lumentum Holdings, Inc.*	72,243	5,427,617
Motorola Solutions, Inc.	24,342	3,817,069
Ubiquiti, Inc.	261	43,498
ViaSat, Inc.*	9,482	326,086

		19,644,018

Electronic Equipment, Instruments & Components (1.6%)
Amphenol Corp., Class A	18,730	2,027,897
Arrow Electronics, Inc.*	12,257	964,136
Avnet, Inc.	67,023	1,731,874
Coherent, Inc.*	18,239	2,023,252
Corning, Inc.	119,510	3,873,319
Dolby Laboratories, Inc., Class A	8,853	586,777
FLIR Systems, Inc.	20,777	744,855
IPG Photonics Corp.*	5,282	897,782
Jabil, Inc.	18,967	649,809
Keysight Technologies, Inc.*	19,795	1,955,350
Littelfuse, Inc.	3,751	665,202
National Instruments Corp.	20,527	732,814
Rogers Corp.*	13,696	1,343,030
Sanmina Corp.*	114,795	3,105,205
SYNNEX Corp.	6,615	926,497
Trimble, Inc.*	39,735	1,935,095
Zebra Technologies Corp., Class A*	743	187,578

		24,350,472

IT Services (1.5%)
Akamai Technologies, Inc.*	4,484	495,661
Alliance Data Systems Corp.	7,453	312,877
Amdocs Ltd.	67,584	3,879,997
BigCommerce Holdings, Inc.(x)*	239	19,909
Broadridge Financial Solutions, Inc.	10,794	1,424,808
CACI International, Inc., Class A*	3,318	707,265
DXC Technology Co.	40,394	721,033
Euronet Worldwide, Inc.*	8,006	729,347
Genpact Ltd.	18,260	711,227
Jack Henry & Associates, Inc.	2,635	428,425
Leidos Holdings, Inc.	43,379	3,867,238
Paychex, Inc.	10,741	856,809
Sabre Corp.	45,244	294,538
Science Applications International Corp.	8,049	631,203
Twilio, Inc., Class A*	3,668	906,326
VeriSign, Inc.*	6,632	1,358,565
Western Union Co. (The)	52,654	1,128,375
WEX, Inc.*	6,412	891,076
WNS Holdings Ltd. (ADR)*	59,250	3,789,630

		23,154,309

Semiconductors & Semiconductor Equipment (1.5%)
Cirrus Logic, Inc.*	9,304	627,555
Cree, Inc.*	17,241	1,098,941
Entegris, Inc.	1,411	104,894
First Solar, Inc.*	14,633	968,704
Marvell Technology Group Ltd.	105,071	4,171,319
Maxim Integrated Products, Inc.	28,267	1,911,132
Microchip Technology, Inc.	9,664	993,073
MKS Instruments, Inc.	35,488	3,876,354
ON Semiconductor Corp.*	64,645	1,402,150
Onto Innovation, Inc.*	40,772	1,214,190
Qorvo, Inc.*	18,180	2,345,402
Skyworks Solutions, Inc.	26,580	3,867,390
Tower Semiconductor Ltd.*	72,877	1,327,819

		23,908,923

Software (0.7%)
2U, Inc.*	7,280	246,501
Aspen Technology, Inc.*	756	95,702
CDK Global, Inc.	16,938	738,327
Ceridian HCM Holding, Inc.*	5,187	428,706
Citrix Systems, Inc.	14,298	1,968,978
Crowdstrike Holdings, Inc., Class A*	6,624	909,608
Duck Creek Technologies, Inc.(x)*	387	17,581
FireEye, Inc.*	27,914	344,598
Guidewire Software, Inc.*	10,718	1,117,566
Jamf Holding Corp.(x)*	1,619	60,891
Manhattan Associates, Inc.*	1,124	107,331
nCino, Inc.(x)*	208	16,573
Nuance Communications, Inc.*	44,788	1,486,514
Pegasystems, Inc.	655	79,281
RealPage, Inc.*	1,821	104,962
SolarWinds Corp.*	7,660	155,804
SS&C Technologies Holdings, Inc.	46,956	2,841,777
Synopsys, Inc.*	1,718	367,618
Teradata Corp.*	4,231	96,044

		11,184,362

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	205,573	1,926,219
HP, Inc.	228,149	4,332,550
NCR Corp.*	20,249	448,313
NetApp, Inc.	16,156	708,279
Pure Storage, Inc., Class A*	16,970	261,168
Western Digital Corp.	47,806	1,747,309
Xerox Holdings Corp.	28,812	540,801

		9,964,639

Total Information Technology		112,206,723

Materials (5.1%)
Chemicals (2.7%)
Albemarle Corp.	16,814	1,501,154
Ashland Global Holdings, Inc.	78,432	5,562,397
Axalta Coating Systems Ltd.*	33,551	743,826
Cabot Corp.	8,871	319,622
Celanese Corp.	58,579	6,294,314
CF Industries Holdings, Inc.	34,016	1,044,631
Chemours Co. (The)	26,014	543,953
Corteva, Inc.	119,569	3,444,783
Eastman Chemical Co.	21,608	1,688,017
Element Solutions, Inc.*	34,566	363,289
FMC Corp.	38,993	4,129,749
Huntsman Corp.	31,901	708,521
International Flavors & Fragrances, Inc.	17,046	2,087,283
LyondellBasell Industries NV, Class A	40,874	2,881,208
Mosaic Co. (The)	55,023	1,005,270
NewMarket Corp.	194	66,410
Olin Corp.	23,459	290,422
PPG Industries, Inc.	37,605	4,590,818
RPM International, Inc.	3,450	285,798
Scotts Miracle-Gro Co. (The)	420	64,222
Valvoline, Inc.	29,517	562,004
W R Grace & Co.	71,873	2,895,763
Westlake Chemical Corp.	5,400	341,388

		41,414,842

Construction Materials (0.5%)
Buzzi Unicem SpA(x)	63,454	1,475,978
Eagle Materials, Inc.	6,573	567,381
Martin Marietta Materials, Inc.	9,903	2,330,770
Vulcan Materials Co.	21,061	2,854,608

		7,228,737

Containers & Packaging (1.2%)
Amcor plc	213,469	2,358,833
AptarGroup, Inc.	10,232	1,158,262
Ardagh Group SA	2,942	41,335
Avery Dennison Corp.	7,797	996,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	3,362	$279,450
Berry Global Group, Inc.*	13,963	674,692
Crown Holdings, Inc.*	70,047	5,383,812
Graphic Packaging Holding Co.	34,625	487,866
International Paper Co.	62,663	2,540,358
Packaging Corp. of America	14,924	1,627,462
Sealed Air Corp.	24,758	960,858
Silgan Holdings, Inc.	12,527	460,618
Sonoco Products Co.	15,955	814,822
Westrock Co.	40,873	1,419,928

		19,205,065

Metals & Mining (0.7%)
Freeport-McMoRan, Inc.	231,105	3,614,482
Nucor Corp.	48,020	2,154,177
Reliance Steel & Aluminum Co.	46,382	4,732,819
Royal Gold, Inc.	2,966	356,424
Steel Dynamics, Inc.	31,934	914,271

		11,772,173

Total Materials		79,620,817

Real Estate (8.0%)
Equity Real Estate Investment Trusts (REITs) (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	19,956	3,192,960
American Assets Trust, Inc. (REIT)	61,104	1,471,995
American Campus Communities, Inc. (REIT)	149,033	5,204,232
American Homes 4 Rent (REIT), Class A	41,351	1,177,676
Americold Realty Trust (REIT)	74,097	2,648,968
Apartment Investment and Management Co. (REIT), Class A	23,583	795,219
Apple Hospitality REIT, Inc. (REIT)	33,389	320,868
AvalonBay Communities, Inc. (REIT)	22,429	3,349,547
Boston Properties, Inc. (REIT)	24,786	1,990,316
Brandywine Realty Trust (REIT)	27,724	286,666
Brixmor Property Group, Inc. (REIT)	47,188	551,628
Brookfield Property REIT, Inc. (REIT), Class A(x)	919	11,249
Camden Property Trust (REIT)	15,027	1,337,102
CoreSite Realty Corp. (REIT)	2,156	256,305
Corporate Office Properties Trust (REIT)	94,085	2,231,696
Cousins Properties, Inc. (REIT)	23,577	674,066
CubeSmart (REIT)	277,714	8,972,939
CyrusOne, Inc. (REIT)	18,582	1,301,297
Douglas Emmett, Inc. (REIT)	133,723	3,356,447
Duke Realty Corp. (REIT)	58,700	2,166,030
Empire State Realty Trust, Inc. (REIT), Class A	24,063	147,266
EPR Properties (REIT)	11,788	324,170
Equity Commonwealth (REIT)	18,590	495,052
Equity LifeStyle Properties, Inc. (REIT)	16,344	1,001,887
Equity Residential (REIT)	58,582	3,007,014
Essential Properties Realty Trust, Inc. (REIT)	107,990	1,978,377
Essex Property Trust, Inc. (REIT)	10,392	2,086,610
Extra Space Storage, Inc. (REIT)	5,947	636,270
Federal Realty Investment Trust (REIT)	11,987	880,325
First Industrial Realty Trust, Inc. (REIT)	72,165	2,872,167
Gaming and Leisure Properties, Inc. (REIT)	158,032	5,836,122
Healthcare Trust of America, Inc. (REIT), Class A	34,624	900,224
Healthpeak Properties, Inc. (REIT)	85,934	2,333,108
Highwoods Properties, Inc. (REIT)	83,593	2,806,217
Host Hotels & Resorts, Inc. (REIT)	275,347	2,970,994
Hudson Pacific Properties, Inc. (REIT)	23,923	524,631
Invitation Homes, Inc. (REIT)	89,591	2,507,652
Iron Mountain, Inc. (REIT)	18,863	505,340
iStar, Inc. (REIT)	101,233	1,195,562
JBG SMITH Properties (REIT)	19,401	518,783
Kilroy Realty Corp. (REIT)	18,301	950,920
Kimco Realty Corp. (REIT)	65,796	740,863
Lamar Advertising Co. (REIT), Class A	13,690	905,867
Life Storage, Inc. (REIT)	30,299	3,189,576
Medical Properties Trust, Inc. (REIT)	82,848	1,460,610
Mid-America Apartment Communities, Inc. (REIT)	38,046	4,411,434
National Retail Properties, Inc. (REIT)	27,280	941,433
Omega Healthcare Investors, Inc. (REIT)	35,840	1,073,050
Outfront Media, Inc. (REIT)	22,897	333,151
Paramount Group, Inc. (REIT)	31,131	220,407
Park Hotels & Resorts, Inc. (REIT)	37,440	374,026
Physicians Realty Trust (REIT)	80,824	1,447,558
Rayonier, Inc. (REIT)	21,005	555,372
Realty Income Corp. (REIT)	54,818	3,330,193
Regency Centers Corp. (REIT)	26,842	1,020,533
Rexford Industrial Realty, Inc. (REIT)	19,674	900,282
Simon Property Group, Inc. (REIT)	10,330	668,144
SL Green Realty Corp. (REIT)	11,626	539,098
Spirit Realty Capital, Inc. (REIT)	16,383	552,926
STORE Capital Corp. (REIT)	36,983	1,014,444
Sun Communities, Inc. (REIT)	15,400	2,165,394
Taubman Centers, Inc. (REIT)	9,557	318,153
UDR, Inc. (REIT)	46,670	1,521,909
Ventas, Inc. (REIT)	59,482	2,495,865
VEREIT, Inc. (REIT)	172,016	1,118,104
VICI Properties, Inc. (REIT)	85,181	1,990,680
Vornado Realty Trust (REIT)	27,950	942,194
Weingarten Realty Investors (REIT)	19,319	327,650
Welltower, Inc. (REIT)	66,648	3,671,638
Weyerhaeuser Co. (REIT)	119,055	3,395,449
WP Carey, Inc. (REIT)	27,260	1,776,262

		119,178,162

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	53,164	2,497,113
Howard Hughes Corp. (The)*	6,212	357,811
Jones Lang LaSalle, Inc.	23,566	2,254,324

		5,109,248

Total Real Estate		124,287,410

Utilities (5.6%)
Electric Utilities (2.5%)
Alliant Energy Corp.	72,553	3,747,362
Avangrid, Inc.	9,028	455,553
Edison International	57,007	2,898,236
Entergy Corp.	32,016	3,154,536
Evergy, Inc.	81,083	4,120,638
Eversource Energy	54,730	4,572,692
FirstEnergy Corp.	86,383	2,480,056
Hawaiian Electric Industries, Inc.	17,041	566,443
IDACORP, Inc.	8,023	641,038
NRG Energy, Inc.	25,303	777,814
OGE Energy Corp.	31,834	954,702
PG&E Corp.*	206,407	1,938,162
Pinnacle West Capital Corp.	17,928	1,336,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Portland General Electric Co.	38,514	$1,367,247
PPL Corp.	122,821	3,341,959
Xcel Energy, Inc.	83,785	5,782,003

		38,134,973

Gas Utilities (0.8%)
Atmos Energy Corp.	19,309	1,845,747
National Fuel Gas Co.	13,608	552,349
South Jersey Industries, Inc.	181,738	3,502,091
UGI Corp.	195,282	6,440,401

		12,340,588

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	105,340	1,907,707
Vistra Corp.	77,730	1,465,988

		3,373,695

Multi-Utilities (1.7%)
Ameren Corp.	39,243	3,103,336
CenterPoint Energy, Inc.	80,258	1,552,992
CMS Energy Corp.	45,526	2,795,752
Consolidated Edison, Inc.	53,403	4,154,753
DTE Energy Co.	30,618	3,522,295
MDU Resources Group, Inc.	31,756	714,510
NiSource, Inc.	60,986	1,341,692
Public Service Enterprise Group, Inc.	80,537	4,422,287
WEC Energy Group, Inc.	50,349	4,878,818

		26,486,435

Water Utilities (0.4%)
American Water Works Co., Inc.	28,883	4,184,569
Essential Utilities, Inc.	35,633	1,434,228

		5,618,797

Total Utilities		85,954,488

Total Common Stocks (78.4%) (Cost $1,136,483,087)		1,214,292,728

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	3,855	714,370
iShares Morningstar Mid-Cap ETF	4,666	934,693
iShares Morningstar Mid-Cap Growth ETF(x)	9,130	2,925,709
iShares Morningstar Mid-Cap Value ETF‡	139,337	18,254,540
iShares Russell Mid-Cap ETF	11,620	666,756
iShares Russell Mid-Cap Growth ETF(x)	30,354	5,247,296
iShares Russell Mid-Cap Value ETF(x)	681,875	55,122,775
iShares S&P Mid-Cap 400 Growth ETF(x)	55,760	13,336,677
iShares S&P Mid-Cap 400 Value ETF(x)	188,321	25,396,970
SPDR S&P 400 MidCap Value ETF	53,488	2,320,844
Vanguard Mid-Cap Growth ETF(x)	40,400	7,277,656
Vanguard Mid-Cap Value ETF(x)	261,100	26,467,707

Total Exchange Traded Funds (10.3%) (Cost $80,326,728)		158,665,993

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $633,418)	13,697	612,941

SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares	59,623,232	59,664,968

Total Investment Companies		64,664,968

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $204,000. (xx)	$200,000	200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $2,216,161, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $2,260,480. (xx)	2,216,157	2,216,157
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $4,000,023, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $4,434,681. (xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $2,000,011, collateralized by various Common Stocks; total market value $2,222,580. (xx)	2,000,000	2,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $6,000,093, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $6,120,000. (xx)	6,000,000	6,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $900,005, collateralized by various Common Stocks; total market value $1,000,385. (xx)	900,000	900,000

Total Repurchase Agreements		15,316,157

Total Short-Term Investments (5.2%) (Cost $79,948,180)		79,981,125

Total Investments in Securities (93.9%) (Cost $1,297,391,413)		1,453,552,787
Other Assets Less Liabilities (6.1%)		94,883,395

Net Assets (100%)		$1,548,436,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $26,728,220. This was collateralized by $7,322,748 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $20,316,157 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Diversified Financial Services
Equitable Holdings, Inc.(a)	64,778	2,049,529	—	(340,620)	(15,084)	(512,274)	1,181,551	37,842	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF	139,337	22,477,082	667,453	—	—	(4,889,995)	18,254,540	446,059	—

Total		24,526,611	667,453	(340,620)	(15,084)	(5,402,269)	19,436,091	483,901	—

(a)	Formerly known as AXA Equitable Holdings, Inc.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	520	12/2020	USD	39,114,400	89,531
S&P 500 E-Mini Index	235	12/2020	USD	39,386,000	326,139
S&P Midcap 400 E-Mini Index	425	12/2020	USD	78,875,750	201,649

					617,319

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,415,205	$214,933	$—	$37,630,138
Consumer Discretionary	157,272,913	—	—	157,272,913
Consumer Staples	62,913,900	—	—	62,913,900
Energy	34,038,156	—	—	34,038,156
Financials	209,954,160	1,664,889	—	211,619,049
Health Care	86,764,753	—	—	86,764,753
Industrials	219,691,329	2,293,052	—	221,984,381
Information Technology	112,206,723	—	—	112,206,723
Materials	78,144,839	1,475,978	—	79,620,817
Real Estate	124,287,410	—	—	124,287,410
Utilities	85,954,488	—	—	85,954,488
Exchange Traded Funds	158,665,993	—	—	158,665,993
Futures	617,319	—	—	617,319
Master Limited Partnership
Financials	612,941	—	—	612,941
Short-Term Investments
Investment Companies	64,664,968	—	—	64,664,968
Repurchase Agreements	—	15,316,157	—	15,316,157

Total Assets	$1,433,205,097	$20,965,009	$—	$1,454,170,106

Total Liabilities	$—	$—	$—	$—

Total	$1,433,205,097	$20,965,009	$—	$1,454,170,106

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$325,730,288
Aggregate gross unrealized depreciation	(182,557,330)

Net unrealized appreciation	$143,172,958

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,310,997,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (1.7%)
Anterix, Inc.*	185,611	$6,071,336
ATN International, Inc.	152	7,621
Bandwidth, Inc., Class A*	3,966	692,345
Cincinnati Bell, Inc.*	3,109	46,635
Cogent Communications Holdings, Inc.	8,781	527,299
Consolidated Communications Holdings, Inc.*	1,433	8,154
IDT Corp., Class B*	1,970	12,963
Iridium Communications, Inc.*	15,668	400,787
Ooma, Inc.*	4,228	55,175
ORBCOMM, Inc.*	1,904	6,474
Vonage Holdings Corp.*	26,893	275,115

		8,103,904

Entertainment (0.1%)
Glu Mobile, Inc.*	30,218	231,923
Liberty Media Corp.-Liberty Braves, Class A*	1,200	25,056
Liberty Media Corp.-Liberty Braves, Class C*	4,620	97,066
LiveXLive Media, Inc.(x)*	875	2,271

		356,316

Interactive Media & Services (0.2%)
Cargurus, Inc.*	17,809	385,209
Eventbrite, Inc., Class A(x)*	13,127	142,428
EverQuote, Inc., Class A*	2,992	115,611
QuinStreet, Inc.*	3,049	48,296
Yelp, Inc.*	2,904	58,341

		749,885

Media (2.9%)
AMC Networks, Inc., Class A*	3,292	81,346
Cardlytics, Inc.*	190,207	13,422,908
Central European Media Enterprises Ltd., Class A*	8,571	35,913
Daily Journal Corp.(x)*	182	44,044
Gray Television, Inc.*	5,295	72,912
Loral Space & Communications, Inc.	600	10,980
Meredith Corp.	4,344	56,993
TechTarget, Inc.*	4,917	216,151
WideOpenWest, Inc.*	5,085	26,391

		13,967,638

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	9,076	92,530
Gogo, Inc.(x)*	10,773	99,542
Shenandoah Telecommunications Co.	9,965	442,795

		634,867

Total Communication Services		23,812,610

Consumer Discretionary (18.6%)
Auto Components (0.5%)
Dorman Products, Inc.*	5,501	497,180
Fox Factory Holding Corp.*	8,541	634,853
Gentherm, Inc.*	6,881	281,433
LCI Industries	5,085	540,485
Motorcar Parts of America, Inc.*	566	8,807
Standard Motor Products, Inc.	582	25,986
Visteon Corp.*	5,722	396,077
XPEL, Inc.(m)*	3,327	86,768

		2,471,589

Automobiles (0.1%)
Winnebago Industries, Inc.	6,430	332,238

Distributors (0.0%)
Core-Mark Holding Co., Inc.	8,592	248,566
Greenlane Holdings, Inc., Class A(x)*	2,186	4,897

		253,463

Diversified Consumer Services (0.2%)
Aspen Group, Inc.*	3,744	41,820
Collectors Universe, Inc.	1,710	84,628
Franchise Group, Inc.	463	11,742
Perdoceo Education Corp.*	14,027	171,690
Strategic Education, Inc.	4,982	455,704
Universal Technical Institute, Inc.*	5,503	27,955
Vivint Smart Home, Inc.*	3,367	57,508
WW International, Inc.*	2,465	46,515

		897,562

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc.*	9,283	99,421
Bloomin’ Brands, Inc.	18,073	275,975
Brinker International, Inc.	6,122	261,532
Caesars Entertainment, Inc.*	16,853	944,779
Churchill Downs, Inc.	7,847	1,285,496
Cracker Barrel Old Country Store, Inc.	2,081	238,607
Dave & Buster’s Entertainment, Inc.	3,311	50,195
Denny’s Corp.*	8,285	82,850
Dine Brands Global, Inc.	200	10,918
El Pollo Loco Holdings, Inc.*	467	7,565
Everi Holdings, Inc.*	5,669	46,769
GAN Ltd.(x)*	1,213	20,500
Golden Entertainment, Inc.*	1,151	15,918
Hilton Grand Vacations, Inc.*	17,484	366,814
Jack in the Box, Inc.	563	44,651
Lindblad Expeditions Holdings, Inc.*	5,428	46,192
Marriott Vacations Worldwide Corp.	1,105	100,345
Monarch Casino & Resort, Inc.*	1,851	82,555
Noodles & Co.*	3,100	21,297
Papa John’s International, Inc.	5,749	473,028
Penn National Gaming, Inc.*	15,755	1,145,388
PlayAGS, Inc.*	1,235	4,372
Red Rock Resorts, Inc., Class A	10,189	174,232
Ruth’s Hospitality Group, Inc.	6,654	73,593
Scientific Games Corp., Class A*	8,467	295,583
SeaWorld Entertainment, Inc.*	4,751	93,690
Shake Shack, Inc., Class A(x)*	7,241	466,900
Texas Roadhouse, Inc.	13,552	823,826
Twin River Worldwide Holdings, Inc.	3,822	100,404
Wingstop, Inc.	6,118	836,025

		8,489,420

Household Durables (2.2%)
Casper Sleep, Inc.(x)*	1,343	9,656
Cavco Industries, Inc.*	1,910	344,392
GoPro, Inc., Class A*	23,746	107,569
Hamilton Beach Brands Holding Co., Class A	517	10,056
Helen of Troy Ltd.*	5,221	1,010,368
Hooker Furniture Corp.	148	3,823
Installed Building Products, Inc.*	4,729	481,176
iRobot Corp.(x)*	5,695	432,250
KB Home	2,735	104,997
Legacy Housing Corp.*	390	5,335
LGI Homes, Inc.*	4,603	534,730
Lovesac Co. (The)(x)*	1,934	53,591
Meritage Homes Corp.*	392	43,273
Purple Innovation, Inc.*	4,582	113,908
Skyline Champion Corp.*	10,848	290,401
Sonos, Inc.*	16,632	252,474
Taylor Morrison Home Corp., Class A*	2,590	63,688
TopBuild Corp.*	6,837	1,167,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Electronics, Inc.*	2,448	$92,388
Victoria plc*	1,383,225	5,332,153

		10,453,236

Internet & Direct Marketing Retail (8.9%)
1-800-Flowers.com, Inc., Class A*	5,146	128,341
CarParts.com, Inc.(x)*	3,869	41,824
Magnite, Inc.(x)*	12,424	86,285
Overstock.com, Inc.*	314,621	22,857,216
PetMed Express, Inc.(x)	4,154	131,350
Quotient Technology, Inc.*	9,826	72,516
RealReal, Inc. (The)*	12,884	186,431
Shutterstock, Inc.	4,518	235,117
Stamps.com, Inc.*	3,516	847,180
Stitch Fix, Inc., Class A(x)*	644,217	17,477,607
Waitr Holdings, Inc.(x)*	18,338	59,048

		42,122,915

Leisure Products (0.3%)
Acushnet Holdings Corp.	1,583	53,205
Clarus Corp.	363	5,126
Johnson Outdoors, Inc., Class A	553	45,285
Malibu Boats, Inc., Class A*	4,245	210,382
Marine Products Corp.	1,508	23,585
MasterCraft Boat Holdings, Inc.*	3,956	69,190
Sturm Ruger & Co., Inc.	3,062	187,272
YETI Holdings, Inc.*	16,515	748,460

		1,342,505

Multiline Retail (0.0%)
Big Lots, Inc.	610	27,206

Specialty Retail (4.2%)
Aaron’s, Inc.	1,819	103,046
America’s Car-Mart, Inc.*	983	83,437
Asbury Automotive Group, Inc.*	1,559	151,925
Boot Barn Holdings, Inc.*	5,470	153,926
Camping World Holdings, Inc., Class A	6,787	201,913
Children’s Place, Inc. (The)	2,105	59,677
Envela Corp.(x)*	2,014	8,640
GameStop Corp., Class A(x)*	254,051	2,591,320
GrowGeneration Corp.(x)*	7,423	118,620
Lithia Motors, Inc., Class A	2,254	513,777
Lumber Liquidators Holdings, Inc.*	872	19,228
Monro, Inc.	3,427	139,033
Murphy USA, Inc.*	5,694	730,369
National Vision Holdings, Inc.*	13,755	525,991
OneWater Marine, Inc., Class A*	908	18,605
Party City Holdco, Inc.(x)*	1,599,948	4,159,865
Rent-A-Center, Inc.	8,895	265,872
RH*	3,212	1,228,975
Sleep Number Corp.*	2,195	107,357
Sportsman’s Warehouse Holdings, Inc.*	8,992	128,675
Vroom, Inc.(x)*	161,533	8,364,179
Winmark Corp.	154	26,516

		19,700,946

Textiles, Apparel & Luxury Goods (0.4%)
Crocs, Inc.*	13,788	589,161
Deckers Outdoor Corp.*	5,776	1,270,778
Steven Madden Ltd.	7,407	144,437
Superior Group of Cos., Inc.	291	6,760

		2,011,136

Total Consumer Discretionary		88,102,216

Consumer Staples (4.4%)
Beverages (0.2%)
Celsius Holdings, Inc.(x)*	7,010	159,197
Coca-Cola Consolidated, Inc.	971	233,700
MGP Ingredients, Inc.	2,060	81,865
National Beverage Corp.(x)*	2,440	165,944
NewAge, Inc.(x)*	8,748	15,134

		655,840

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club Holdings, Inc.*	28,281	1,175,076
Natural Grocers by Vitamin Cottage, Inc.	1,142	11,260
PriceSmart, Inc.	311	20,666

		1,207,002

Food Products (3.6%)
B&G Foods, Inc.(x)	11,579	321,549
Bridgford Foods Corp.*	280	5,127
Calavo Growers, Inc.	3,397	225,119
Cal-Maine Foods, Inc.*	2,266	86,946
Collier Creek Holdings(x)	781,698	13,992,394
Freshpet, Inc.*	8,012	894,540
Hostess Brands, Inc.*	10,911	134,533
J & J Snack Foods Corp.	839	109,397
John B Sanfilippo & Son, Inc.	1,830	137,945
Lancaster Colony Corp.	3,915	700,002
Limoneira Co.	666	9,524
Sanderson Farms, Inc.	3,229	380,925
Tootsie Roll Industries, Inc.(x)	2,755	85,130
Vital Farms, Inc.(x)*	881	35,707

		17,118,838

Household Products (0.1%)
Central Garden & Pet Co.*	514	20,524
Central Garden & Pet Co., Class A*	2,434	87,965
WD-40 Co.	2,639	499,589

		608,078

Personal Products (0.2%)
elf Beauty, Inc.*	9,308	170,988
Inter Parfums, Inc.	3,625	135,394
Lifevantage Corp.*	3,013	36,367
Medifast, Inc.	2,334	383,826
Revlon, Inc., Class A(x)*	47	297
USANA Health Sciences, Inc.*	2,391	176,097
Veru, Inc.*	9,931	26,019

		928,988

Tobacco (0.0%)
Turning Point Brands, Inc.	2,452	68,411
Vector Group Ltd.	3,159	30,610

		99,021

Total Consumer Staples		20,617,767

Energy (0.1%)
Energy Equipment & Services (0.0%)
Cactus, Inc., Class A	4,489	86,144
DMC Global, Inc.	1,320	43,481

		129,625

Oil, Gas & Consumable Fuels (0.1%)
Ardmore Shipping Corp.	1,083	3,855
Contango Oil & Gas Co.(x)*	3,170	4,248
Dorian LPG Ltd.*	954	7,642
Goodrich Petroleum Corp.*	844	6,490
Magnolia Oil & Gas Corp., Class A*	23,458	121,278
NextDecade Corp.(x)*	1,888	5,626
Texas Pacific Land Trust	892	402,791
Uranium Energy Corp.*	13,484	13,441

		565,371

Total Energy		694,996

Financials (5.8%)
Banks (0.3%)
Altabancorp.	249	5,010
Bank First Corp.(x)	1,233	72,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
BayCom Corp.*	529	$5,449
Cambridge Bancorp	270	14,353
Century Bancorp, Inc., Class A	67	4,405
Coastal Financial Corp.*	94	1,151
Customers Bancorp, Inc.*	392	4,390
Esquire Financial Holdings, Inc.*	428	6,420
First Financial Bankshares, Inc.(x)	26,549	740,983
First Foundation, Inc.	1,937	25,317
Glacier Bancorp, Inc.	2,160	69,228
Hanmi Financial Corp.	520	4,269
Independent Bank Corp.	496	25,980
Investors Bancorp, Inc.	13,341	96,856
Lakeland Financial Corp.	322	13,266
Meridian Corp.	267	4,307
National Bank Holdings Corp., Class A	1,488	39,060
Reliant Bancorp, Inc.	167	2,421
ServisFirst Bancshares, Inc.	7,563	257,369
Stock Yards Bancorp, Inc.	667	22,705
Unity Bancorp, Inc.	140	1,621
West BanCorp, Inc.	358	5,671
Westamerica Bancorp	677	36,795

		1,459,403

Capital Markets (4.6%)
Artisan Partners Asset Management, Inc., Class A	4,745	185,008
Assetmark Financial Holdings, Inc.*	1,346	29,262
Brightsphere Investment Group, Inc.	12,490	161,121
Cohen & Steers, Inc.	5,052	281,598
Cowen, Inc., Class A	1,905	30,994
Dragoneer Growth Opportunities Corp.*	238,282	2,918,955
Federated Hermes, Inc., Class B	5,806	124,887
Flying Eagle Acquisition Corp., Class A*	1,056,582	12,848,037
Focus Financial Partners, Inc., Class A*	6,514	213,594
GAMCO Investors, Inc., Class A	1,016	11,755
Greenhill & Co., Inc.	2,857	32,427
Hamilton Lane, Inc., Class A	6,213	401,298
Houlihan Lokey, Inc.	10,558	623,450
Moelis & Co., Class A	10,886	382,534
PJT Partners, Inc., Class A	4,874	295,413
Pzena Investment Management, Inc., Class A	3,869	20,738
Ribbit LEAP Ltd.*	231,127	3,004,651
Siebert Financial Corp.*	1,328	4,289
Silvercrest Asset Management Group, Inc., Class A	769	8,044
StoneX Group, Inc.*	245	12,534
Value Line, Inc.	160	3,952
Virtus Investment Partners, Inc.	121	16,777

		21,611,318

Consumer Finance (0.1%)
Atlanticus Holdings Corp.*	1,043	12,412
Curo Group Holdings Corp.	3,570	25,168
FirstCash, Inc.	8,394	480,221
Green Dot Corp., Class A*	872	44,132

		561,933

Diversified Financial Services (0.0%)
GWG Holdings, Inc.(x)*	771	6,630

Insurance (0.7%)
BRP Group, Inc., Class A*	6,972	173,673
Crawford & Co., Class A	477	3,120
eHealth, Inc.*	5,265	415,935
FedNat Holding Co.	99	626
Goosehead Insurance, Inc., Class A	351	30,393
HCI Group, Inc.	221	10,893
Heritage Insurance Holdings, Inc.	411	4,159
Investors Title Co.	32	4,162
James River Group Holdings Ltd.	5,413	241,041
Kinsale Capital Group, Inc.	4,374	831,847
National General Holdings Corp.	6,598	222,682
Palomar Holdings, Inc.*	4,170	434,681
RLI Corp.	7,145	598,251
Selectquote, Inc.(x)*	1,762	35,680
Trean Insurance Group, Inc.*	540	8,235
Trupanion, Inc.*	6,415	506,143
Universal Insurance Holdings, Inc.	1,421	19,667

		3,541,188

Mortgage Real Estate Investment Trusts (REITs) (0.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	708	29,927

Thrifts & Mortgage Finance (0.1%)
Axos Financial, Inc.*	1,011	23,567
Columbia Financial, Inc.*	3,208	35,609
Federal Agricultural Mortgage Corp., Class C	440	28,011
FS Bancorp, Inc.	84	3,444
Greene County Bancorp, Inc.	145	3,145
Hingham Institution For Savings (The)	19	3,496
Kearny Financial Corp.	4,973	35,855
NMI Holdings, Inc., Class A*	773	13,759
PennyMac Financial Services, Inc.	1,117	64,920
Walker & Dunlop, Inc.	560	29,680
Waterstone Financial, Inc.	319	4,941

		246,427

Total Financials		27,456,826

Health Care (27.6%)
Biotechnology (8.8%)
89bio, Inc.*	1,350	34,641
Abeona Therapeutics, Inc.*	3,627	3,700
ADMA Biologics, Inc.(x)*	11,276	26,950
Aduro Biotech, Inc.*	12,976	31,532
Adverum Biotechnologies, Inc.*	15,437	159,001
Aeglea BioTherapeutics, Inc.*	7,620	54,026
Affimed NV*	15,861	53,769
Agenus, Inc.*	31,374	125,496
Aimmune Therapeutics, Inc.*	9,609	331,030
Akcea Therapeutics, Inc.*	1,427	25,886
Akebia Therapeutics, Inc.*	28,252	70,913
Akero Therapeutics, Inc.*	2,803	86,304
Akouos, Inc.(x)*	2,368	54,156
Albireo Pharma, Inc.*	1,871	62,435
Alector, Inc.*	9,770	102,927
Allakos, Inc.(x)*	5,032	409,856
Allogene Therapeutics, Inc.*	11,132	419,788
Allovir, Inc.*	2,917	80,217
ALX Oncology Holdings, Inc.(x)*	1,562	58,950
Amicus Therapeutics, Inc.*	52,559	742,133
Anavex Life Sciences Corp.(x)*	10,555	48,025
Annexon, Inc.*	2,408	72,794
Apellis Pharmaceuticals, Inc.*	12,415	374,561
Applied Molecular Transport, Inc.(x)*	2,032	64,658
Applied Therapeutics, Inc.*	2,763	57,360
Aprea Therapeutics, Inc.*	1,415	34,045
Aravive, Inc.(x)*	2,392	11,242
Arcturus Therapeutics Holdings, Inc.*	3,304	141,742
Arcus Biosciences, Inc.*	8,714	149,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Arcutis Biotherapeutics, Inc.(x)*	3,727	$109,201
Ardelyx, Inc.*	15,127	79,417
Arena Pharmaceuticals, Inc.*	1,006	75,239
Arrowhead Pharmaceuticals, Inc.*	20,733	892,763
Assembly Biosciences, Inc.*	3,424	56,291
Atara Biotherapeutics, Inc.*	11,077	143,558
Athenex, Inc.*	12,830	155,243
Athersys, Inc.(x)*	35,914	70,032
Atreca, Inc., Class A*	5,386	75,242
AVEO Pharmaceuticals, Inc.*	2,843	16,887
Avid Bioservices, Inc.*	10,511	80,094
Avidity Biosciences, Inc.*	2,729	76,821
Avrobio, Inc.*	6,421	83,601
Axcella Health, Inc.*	3,406	15,736
Beam Therapeutics, Inc.(x)*	7,297	179,652
Beyondspring, Inc.*	2,726	36,283
BioCryst Pharmaceuticals, Inc.*	29,159	100,161
Biohaven Pharmaceutical Holding Co. Ltd.*	9,906	643,989
BioSpecifics Technologies Corp.*	1,257	66,407
Bioxcel Therapeutics, Inc.*	2,421	104,975
Black Diamond Therapeutics, Inc.(x)*	3,728	112,697
Blueprint Medicines Corp.*	11,428	1,059,376
BrainStorm Cell Therapeutics, Inc.(x)*	5,897	99,777
Bridgebio Pharma, Inc.(x)*	15,046	564,526
Calithera Biosciences, Inc.*	13,987	48,255
Calyxt, Inc.(x)*	1,496	8,213
CareDx, Inc.*	9,897	375,492
CASI Pharmaceuticals, Inc.*	10,485	16,042
Castle Biosciences, Inc.*	2,422	124,612
Catabasis Pharmaceuticals, Inc.*	2,487	15,395
Catalyst Pharmaceuticals, Inc.*	20,292	60,267
Cellular Biomedicine Group, Inc.*	1,714	31,435
CEL-SCI Corp.(x)*	5,813	74,116
Centogene NV*	1,742	16,479
Checkmate Pharmaceuticals, Inc.(x)*	808	9,300
Checkpoint Therapeutics, Inc.(x)*	9,302	24,929
ChemoCentryx, Inc.*	10,244	561,371
Cidara Therapeutics, Inc.(x)*	5,185	14,777
Clovis Oncology, Inc.(x)*	17,114	99,775
Cohbar, Inc.(m)(x)*	4,691	4,455
Coherus Biosciences, Inc.*	11,967	219,475
Constellation Pharmaceuticals, Inc.*	6,337	128,388
ContraFect Corp.*	5,025	26,532
Corbus Pharmaceuticals Holdings, Inc.(x)*	13,795	24,831
Cortexyme, Inc.(x)*	3,038	151,900
Crinetics Pharmaceuticals, Inc.*	5,617	88,018
Cue Biopharma, Inc.*	5,742	86,417
Cytokinetics, Inc.*	12,049	260,861
CytomX Therapeutics, Inc.*	9,717	64,618
Deciphera Pharmaceuticals, Inc.*	7,730	396,549
Denali Therapeutics, Inc.*	12,994	465,575
DermTech, Inc.(x)*	1,603	19,156
Dicerna Pharmaceuticals, Inc.*	13,290	239,087
Dyadic International, Inc.(x)*	2,900	21,953
Dynavax Technologies Corp.(x)*	18,554	80,153
Eagle Pharmaceuticals, Inc.*	2,212	93,966
Editas Medicine, Inc.(x)*	51,426	1,443,014
Eidos Therapeutics, Inc.*	2,289	115,663
Eiger BioPharmaceuticals, Inc.*	5,673	46,178
Emergent BioSolutions, Inc.*	9,219	952,599
Enanta Pharmaceuticals, Inc.*	308	14,100
Epizyme, Inc.*	11,627	138,710
Esperion Therapeutics, Inc.(x)*	5,350	198,859
Evelo Biosciences, Inc.(x)*	4,085	21,528
Exicure, Inc.*	9,929	17,376
Fate Therapeutics, Inc.*	14,797	591,436
Fennec Pharmaceuticals, Inc.*	4,249	25,749
FibroGen, Inc.*	14,931	613,963
Flexion Therapeutics, Inc.*	9,035	94,054
Forma Therapeutics Holdings, Inc.*	2,629	131,029
Fortress Biotech, Inc.*	12,590	50,864
Frequency Therapeutics, Inc.(x)*	5,206	100,007
G1 Therapeutics, Inc.*	3,373	38,958
Galectin Therapeutics, Inc.(x)*	7,721	20,615
Galera Therapeutics, Inc.*	1,693	15,305
Generation Bio Co.(x)*	2,002	61,882
Genprex, Inc.(x)*	5,540	18,614
Gossamer Bio, Inc.*	5,076	62,993
Gritstone Oncology, Inc.*	741	1,964
Halozyme Therapeutics, Inc.*	28,097	738,389
Harpoon Therapeutics, Inc.*	2,099	35,662
Heron Therapeutics, Inc.*	18,010	266,908
Homology Medicines, Inc.*	7,027	75,189
Hookipa Pharma, Inc.*	2,303	21,809
iBio, Inc.(x)*	11,879	24,114
Ideaya Biosciences, Inc.*	602	7,561
IGM Biosciences, Inc.*	1,470	108,501
Immunic, Inc.(x)*	557	10,343
ImmunoGen, Inc.*	15,643	56,315
Immunovant, Inc.*	7,208	253,650
Inovio Pharmaceuticals, Inc.(x)*	32,373	375,527
Inozyme Pharma, Inc.*	1,326	34,861
Insmed, Inc.*	20,914	672,176
Intellia Therapeutics, Inc.(x)*	57,642	1,145,923
Intercept Pharmaceuticals, Inc.(x)*	5,333	221,106
Invitae Corp.(x)*	23,841	1,033,507
Ironwood Pharmaceuticals, Inc.*	33,003	296,862
iTeos Therapeutics, Inc.*	1,745	43,049
Kadmon Holdings, Inc.*	35,620	139,630
KalVista Pharmaceuticals, Inc.*	499	6,282
Karuna Therapeutics, Inc.*	3,211	248,275
Karyopharm Therapeutics, Inc.(x)*	14,505	211,773
Keros Therapeutics, Inc.(x)*	1,280	49,370
Kindred Biosciences, Inc.*	6,834	29,318
Kiniksa Pharmaceuticals Ltd., Class A*	5,080	77,826
Kodiak Sciences, Inc.*	5,967	353,306
Krystal Biotech, Inc.*	2,793	120,239
Kura Oncology, Inc.*	10,979	336,397
La Jolla Pharmaceutical Co.(x)*	3,252	13,106
Lexicon Pharmaceuticals, Inc.(x)*	8,452	12,171
Ligand Pharmaceuticals, Inc.(x)*	2,978	283,863
LogicBio Therapeutics, Inc.(x)*	2,308	20,957
MacroGenics, Inc.*	3,884	97,838
Madrigal Pharmaceuticals, Inc.*	1,809	214,783
Magenta Therapeutics, Inc.*	3,629	24,677
MannKind Corp.(x)*	45,803	86,110
Marker Therapeutics, Inc.(x)*	4,411	6,616
MediciNova, Inc.(x)*	8,513	44,608
MEI Pharma, Inc.*	18,047	56,307
MeiraGTx Holdings plc*	3,862	51,133
Mersana Therapeutics, Inc.*	10,991	204,652
Minerva Neurosciences, Inc.*	6,579	20,921
Mirati Therapeutics, Inc.*	7,752	1,287,220
Mirum Pharmaceuticals, Inc.(x)*	579	11,157
Molecular Templates, Inc.*	5,467	59,700
Momenta Pharmaceuticals, Inc.*	22,843	1,198,801
Morphic Holding, Inc.(x)*	2,923	79,915
Mustang Bio, Inc.*	5,961	18,777
NantKwest, Inc.(x)*	4,826	33,468
Natera, Inc.*	13,731	991,927
Neoleukin Therapeutics, Inc.*	6,652	79,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Neubase Therapeutics, Inc.*	3,397	$25,783
NeuroBo Pharmaceuticals, Inc.(x)*	914	5,137
NextCure, Inc.*	3,297	29,014
Nkarta, Inc.*	2,648	79,599
Novavax, Inc.(x)*	3,436	372,291
Nurix Therapeutics, Inc.(x)*	1,816	63,397
Nymox Pharmaceutical Corp.*	6,763	16,637
Oncocyte Corp.(x)*	13,379	18,597
Organogenesis Holdings, Inc.*	3,916	15,037
Orgenesis, Inc.*	346	1,744
ORIC Pharmaceuticals, Inc.(x)*	1,598	39,966
Ovid therapeutics, Inc.*	8,422	48,342
Oyster Point Pharma, Inc.(x)*	1,383	29,195
Pandion Therapeutics, Inc.(x)*	1,216	13,935
Passage Bio, Inc.*	88,160	1,155,778
PhaseBio Pharmaceuticals, Inc.(x)*	3,201	11,236
Pieris Pharmaceuticals, Inc.(x)*	10,275	21,269
Poseida Therapeutics, Inc.(x)*	2,174	19,283
Precigen, Inc.(x)*	11,585	40,547
Precision BioSciences, Inc.(x)*	9,061	55,816
Prevail Therapeutics, Inc.*	3,172	32,291
Protagonist Therapeutics, Inc.*	6,264	122,461
Protara Therapeutics, Inc.*	397	6,682
PTC Therapeutics, Inc.*	12,789	597,886
Puma Biotechnology, Inc.*	6,244	63,002
Radius Health, Inc.*	9,405	106,653
RAPT Therapeutics, Inc.*	2,189	70,486
REGENXBIO, Inc.*	7,141	196,520
Relay Therapeutics, Inc.(x)*	27,827	1,185,152
Replimune Group, Inc.*	4,321	99,469
Retrophin, Inc.*	10,103	186,501
REVOLUTION Medicines, Inc.*	7,960	277,008
Rhythm Pharmaceuticals, Inc.*	6,957	150,758
Rigel Pharmaceuticals, Inc.*	35,246	84,590
Rocket Pharmaceuticals, Inc.*	7,067	161,552
Rubius Therapeutics, Inc.(x)*	1,216	6,092
Sangamo Therapeutics, Inc.*	23,809	224,995
Scholar Rock Holding Corp.*	4,794	84,806
Selecta Biosciences, Inc.(x)*	6,297	15,617
Seres Therapeutics, Inc.*	10,979	310,815
Soleno Therapeutics, Inc.(x)*	10,701	26,860
Solid Biosciences, Inc.(x)*	437	887
Sorrento Therapeutics, Inc.(x)*	45,723	509,811
Spero Therapeutics, Inc.*	2,519	28,112
SpringWorks Therapeutics, Inc.*	4,389	209,224
Stoke Therapeutics, Inc.*	2,618	87,677
Sutro Biopharma, Inc.(x)*	4,589	46,119
Syndax Pharmaceuticals, Inc.*	5,705	84,206
Syros Pharmaceuticals, Inc.*	8,707	76,970
TCR2 Therapeutics, Inc.*	193	3,922
TG Therapeutics, Inc.*	19,605	524,630
Translate Bio, Inc.*	14,079	191,615
Turning Point Therapeutics, Inc.*	6,582	575,004
Twist Bioscience Corp.*	6,766	514,013
Tyme Technologies, Inc.(x)*	13,825	13,549
Ultragenyx Pharmaceutical, Inc.*	11,881	976,499
UNITY Biotechnology, Inc.(x)*	7,053	24,403
UroGen Pharma Ltd.(x)*	2,563	49,440
Vaxart, Inc.(x)*	9,196	61,153
Vaxcyte, Inc.(x)*	2,967	146,510
VBI Vaccines, Inc.(x)*	29,775	85,156
Veracyte, Inc.*	11,832	384,422
Verastem, Inc.(x)*	13,120	15,875
Vericel Corp.*	8,217	152,261
Viela Bio, Inc.*	4,469	125,490
Viking Therapeutics, Inc.(x)*	1,069	6,222
Vir Biotechnology, Inc.*	11,065	379,861
Voyager Therapeutics, Inc.*	5,475	58,418
vTv Therapeutics, Inc., Class A(x)*	1,909	3,379
Xencor, Inc.*	10,821	419,747
XOMA Corp.(x)*	981	18,482
Y-mAbs Therapeutics, Inc.*	6,198	237,941
Zentalis Pharmaceuticals, Inc.(x)*	2,225	72,735
ZIOPHARM Oncology, Inc.(x)*	29,514	74,375

		41,536,621

Health Care Equipment & Supplies (3.9%)
Accelerate Diagnostics, Inc.(x)*	6,453	68,789
Accuray, Inc.*	19,252	46,205
Acutus Medical, Inc.(x)*	1,615	48,127
Alphatec Holdings, Inc.*	8,461	56,181
Antares Pharma, Inc.*	34,468	93,064
Apyx Medical Corp.*	644	3,033
Aspira Women’s Health, Inc.(x)*	15,602	48,132
AtriCure, Inc.*	9,028	360,217
Atrion Corp.	287	179,662
Axogen, Inc.*	7,747	90,098
Axonics Modulation Technologies, Inc.(x)*	6,249	318,949
Bellerophon Therapeutics, Inc.*	694	7,065
Beyond Air, Inc.(x)*	2,626	13,629
BioLife Solutions, Inc.*	2,840	82,190
BioSig Technologies, Inc.(x)*	5,174	25,508
Cantel Medical Corp.	7,831	344,094
Cardiovascular Systems, Inc.*	7,966	313,462
Cerus Corp.*	33,969	212,646
Chembio Diagnostics, Inc.(x)*	3,472	16,874
Co-Diagnostics, Inc.(x)*	5,505	74,813
CONMED Corp.	5,611	441,417
CryoLife, Inc.*	6,134	113,295
CryoPort, Inc.*	7,059	334,597
Cutera, Inc.*	3,454	65,522
CytoSorbents Corp.*	8,468	67,532
Electromed, Inc.*	1,431	14,897
GenMark Diagnostics, Inc.*	14,297	203,017
Glaukos Corp.*	8,818	436,667
Heska Corp.*	517	51,074
Inari Medical, Inc.*	1,259	86,896
Inogen, Inc.*	2,607	75,603
Integer Holdings Corp.*	4,234	249,848
iRadimed Corp.*	1,075	22,983
iRhythm Technologies, Inc.*	5,664	1,348,655
Lantheus Holdings, Inc.*	13,708	173,680
LeMaitre Vascular, Inc.	2,759	89,750
LivaNova plc*	7,112	321,534
Meridian Bioscience, Inc.*	7,686	130,508
Merit Medical Systems, Inc.*	11,199	487,156
Mesa Laboratories, Inc.	975	248,391
Milestone Scientific, Inc.(x)*	6,581	9,148
Misonix, Inc.*	1,364	16,000
Natus Medical, Inc.*	2,155	36,915
Nemaura Medical, Inc.(x)*	1,303	4,626
Neogen Corp.*	10,884	851,673
Nevro Corp.*	6,934	965,906
NuVasive, Inc.*	10,598	514,745
OraSure Technologies, Inc.*	8,909	108,423
OrthoPediatrics Corp.*	2,705	124,214
Outset Medical, Inc.*	55,453	2,772,650
PAVmed, Inc.(x)*	7,324	13,037
Pulse Biosciences, Inc.(x)*	3,101	36,561
Quotient Ltd.*	526,399	2,705,691
Repro-Med Systems, Inc.*	5,834	42,121
Retractable Technologies, Inc.(x)*	2,603	17,336
Rockwell Medical, Inc.(x)*	12,703	13,592
Shockwave Medical, Inc.*	5,878	445,552
SI-BONE, Inc.*	5,360	127,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Sientra, Inc.*	7,443	$25,306
Silk Road Medical, Inc.*	5,562	373,822
Soliton, Inc.(x)*	1,800	13,752
STAAR Surgical Co.*	9,463	535,227
Stereotaxis, Inc.*	8,801	31,508
Surmodics, Inc.*	2,737	106,497
Tactile Systems Technology, Inc.*	3,786	138,530
Tela Bio, Inc.(x)*	1,504	24,876
TransMedics Group, Inc.(x)*	5,166	71,187
Utah Medical Products, Inc.	516	41,213
Vapotherm, Inc.*	4,016	116,464
Venus Concept, Inc.(x)*	2,137	4,958
ViewRay, Inc.*	8,157	28,550
VolitionRX Ltd.(x)*	4,403	14,134
Wright Medical Group NV*	26,576	811,631
Zynex, Inc.(x)*	3,979	69,434

		18,578,178

Health Care Providers & Services (5.2%)
1Life Healthcare, Inc.*	16,222	460,056
AdaptHealth Corp.*	5,167	112,692
Addus HomeCare Corp.*	2,847	269,070
American Renal Associates Holdings, Inc.*	1,266	8,735
AMN Healthcare Services, Inc.*	9,628	562,853
Apollo Medical Holdings, Inc.*	4,036	72,406
Avalon GloboCare Corp.(x)*	3,063	3,829
BioTelemetry, Inc.*	7,019	319,926
CorVel Corp.*	1,831	156,422
Covetrus, Inc.*	602,291	14,695,900
Cross Country Healthcare, Inc.*	819	5,315
Ensign Group, Inc. (The)	10,555	602,268
Exagen, Inc.*	1,127	12,217
Fulgent Genetics, Inc.(x)*	1,966	78,719
Hanger, Inc.*	952	15,061
HealthEquity, Inc.*	60,140	3,089,392
InfuSystem Holdings, Inc.*	2,919	37,422
Joint Corp. (The)*	2,770	48,170
LHC Group, Inc.*	6,270	1,332,751
Magellan Health, Inc.*	2,096	158,835
National Research Corp.	2,797	137,640
Ontrak, Inc.(x)*	1,617	97,020
Option Care Health, Inc.*	8,466	113,190
Pennant Group, Inc. (The)*	5,275	203,404
PetIQ, Inc.(x)*	4,339	142,840
Progenity, Inc.(x)*	791	7,135
Progyny, Inc.*	5,566	163,807
Providence Service Corp. (The)*	2,494	231,718
R1 RCM, Inc.*	22,087	378,792
RadNet, Inc.*	8,906	136,707
Select Medical Holdings Corp.*	22,422	466,826
Sharps Compliance Corp.(x)*	2,878	18,045
Surgery Partners, Inc.*	4,559	99,842
Tenet Healthcare Corp.*	2,078	50,932
Tivity Health, Inc.*	4,423	62,011
Triple-S Management Corp., Class B*	479	8,560
US Physical Therapy, Inc.	2,615	227,191
Viemed Healthcare, Inc.*	7,376	63,729

		24,651,428

Health Care Technology (2.7%)
Accolade, Inc.(x)*	1,951	75,835
Allscripts Healthcare Solutions, Inc.*	1,589	12,935
Evolent Health, Inc., Class A*	2,359	29,275
Health Catalyst, Inc.*	7,019	256,895
HMS Holdings Corp.*	18,171	435,196
iCAD, Inc.(x)*	4,016	35,381
Inovalon Holdings, Inc., Class A*	15,287	404,341
Inspire Medical Systems, Inc.*	58,441	7,541,811
NantHealth, Inc.(x)*	5,491	12,849
Omnicell, Inc.*	8,761	654,096
OptimizeRx Corp.(x)*	2,991	62,362
Phreesia, Inc.*	6,022	193,487
Schrodinger, Inc.*	52,352	2,487,244
Simulations Plus, Inc.	2,914	219,599
Tabula Rasa HealthCare, Inc.(x)*	4,231	172,498
Vocera Communications, Inc.*	6,682	194,313

		12,788,117

Life Sciences Tools & Services (5.6%)
Adaptive Biotechnologies Corp.*	26,626	1,294,822
Berkeley Lights, Inc.(x)*	78,994	6,031,982
Champions Oncology, Inc.*	1,383	12,793
ChromaDex Corp.(x)*	8,809	35,324
Codexis, Inc.*	11,123	130,584
Fluidigm Corp.*	1,206	8,961
Luminex Corp.	8,872	232,890
Medpace Holdings, Inc.*	5,641	630,382
NanoString Technologies, Inc.*	380,096	16,990,291
NeoGenomics, Inc.*	21,407	789,704
Pacific Biosciences of California, Inc.*	30,189	297,965
Personalis, Inc.*	4,895	106,075
Quanterix Corp.*	4,425	149,299

		26,711,072

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.(x)*	4,201	5,965
Aerie Pharmaceuticals, Inc.*	7,905	93,042
Agile Therapeutics, Inc.(x)*	12,581	38,246
Amneal Pharmaceuticals, Inc.*	21,363	82,888
Amphastar Pharmaceuticals, Inc.*	7,495	140,531
ANI Pharmaceuticals, Inc.*	955	26,941
Aquestive Therapeutics, Inc.(x)*	3,963	19,240
Arvinas, Inc.*	6,042	142,652
Avenue Therapeutics, Inc.*	1,336	14,469
Axsome Therapeutics, Inc.*	5,725	407,906
BioDelivery Sciences International, Inc.*	18,426	68,729
Cara Therapeutics, Inc.*	8,531	108,557
Cassava Sciences, Inc.(x)*	1,623	18,681
Cerecor, Inc.*	7,025	15,982
Chiasma, Inc.*	10,365	44,569
Collegium Pharmaceutical, Inc.*	7,293	151,840
Corcept Therapeutics, Inc.*	19,839	345,298
CorMedix, Inc.(x)*	6,563	39,575
Durect Corp.*	40,955	70,033
Eloxx Pharmaceuticals, Inc.(x)*	6,285	16,530
Endo International plc*	20,722	68,383
Eton Pharmaceuticals, Inc.(x)*	2,798	22,104
Evofem Biosciences, Inc.(x)*	14,722	34,744
Evolus, Inc.(x)*	1,301	5,087
Fulcrum Therapeutics, Inc.*	3,390	26,883
Harrow Health, Inc.*	4,328	24,193
IMARA, Inc.(x)*	973	19,791
Innoviva, Inc.*	12,934	135,160
Intersect ENT, Inc.*	6,791	110,761
Intra-Cellular Therapies, Inc.*	5,140	131,892
Kala Pharmaceuticals, Inc.(x)*	8,196	61,470
Kaleido Biosciences, Inc.(x)*	2,927	32,402
Liquidia Technologies, Inc.(x)*	5,540	27,257
Lyra Therapeutics, Inc.(x)*	737	8,240
Marinus Pharmaceuticals, Inc.(x)*	5,169	66,418
MyoKardia, Inc.*	9,169	1,250,010
NGM Biopharmaceuticals, Inc.*	4,796	76,304
Ocular Therapeutix, Inc.*	12,500	95,125
Odonate Therapeutics, Inc.*	2,735	36,731

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Omeros Corp.(x)*	12,272	$124,009
Optinose, Inc.(x)*	6,503	25,362
Osmotica Pharmaceuticals plc*	1,694	9,165
Pacira BioSciences, Inc.*	8,640	519,437
Paratek Pharmaceuticals, Inc.(x)*	8,073	43,675
Phathom Pharmaceuticals, Inc.*	2,309	84,671
Phibro Animal Health Corp., Class A	3,931	68,399
Pliant Therapeutics, Inc.(x)*	1,687	38,211
Prestige Consumer Healthcare, Inc.*	3,616	131,695
Provention Bio, Inc.*	9,828	126,093
Recro Pharma, Inc.*	4,127	8,667
Relmada Therapeutics, Inc.(x)*	2,911	109,512
Revance Therapeutics, Inc.*	9,995	251,274
Satsuma Pharmaceuticals, Inc.*	2,003	7,792
scPharmaceuticals, Inc.*	1,057	7,875
SIGA Technologies, Inc.*	10,913	74,972
Strongbridge Biopharma plc*	6,424	13,490
Supernus Pharmaceuticals, Inc.*	2,211	46,077
TherapeuticsMD, Inc.(x)*	42,642	67,374
Theravance Biopharma, Inc.(x)*	8,363	123,647
Tricida, Inc.*	5,847	52,974
Verrica Pharmaceuticals, Inc.(x)*	2,442	18,901
VYNE Therapeutics, Inc.(x)*	4,519	7,501
WaVe Life Sciences Ltd.*	5,067	43,019
Xeris Pharmaceuticals, Inc.(x)*	8,812	52,255
Zogenix, Inc.*	11,443	205,173

		6,345,849

Total Health Care		130,611,265

Industrials (6.5%)
Aerospace & Defense (0.4%)
Aerojet Rocketdyne Holdings, Inc.*	15,152	604,413
AeroVironment, Inc.*	4,476	268,605
Cubic Corp.	717	41,708
Kaman Corp.	626	24,395
Kratos Defense & Security Solutions, Inc.*	25,083	483,600
National Presto Industries, Inc.	59	4,830
PAE, Inc.*	12,346	104,941
Parsons Corp.*	3,425	114,875
Vectrus, Inc.*	810	30,780

		1,678,147

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	12,143	304,304
Atlas Air Worldwide Holdings, Inc.*	328	19,975
Forward Air Corp.	3,532	202,666

		526,945

Airlines (0.0%)
Allegiant Travel Co.	316	37,857

Building Products (1.0%)
AAON, Inc.	8,496	511,884
Advanced Drainage Systems, Inc.	11,485	717,123
Alpha Pro Tech Ltd.(x)*	2,704	39,965
Apogee Enterprises, Inc.	746	15,942
Builders FirstSource, Inc.*	21,681	707,234
Cornerstone Building Brands, Inc.*	3,453	27,555
CSW Industrials, Inc.	2,830	218,618
Gibraltar Industries, Inc.*	1,587	103,377
Masonite International Corp.*	5,038	495,739
Patrick Industries, Inc.	4,360	250,787
PGT Innovations, Inc.*	4,232	74,145
Simpson Manufacturing Co., Inc.	9,006	875,023
UFP Industries, Inc.	10,419	588,778

		4,626,170

Commercial Services & Supplies (0.7%)
Advanced Disposal Services, Inc.*	14,021	423,855
Brady Corp., Class A	7,278	291,266
Brink’s Co. (The)	10,367	425,980
Casella Waste Systems, Inc., Class A*	8,272	461,991
Cimpress plc*	1,220	91,695
Covanta Holding Corp.	9,788	75,857
Healthcare Services Group, Inc.	15,399	331,540
IBEX Ltd.(x)*	732	11,258
Interface, Inc.	2,005	12,271
McGrath RentCorp	2,810	167,448
Montrose Environmental Group, Inc.*	873	20,795
Pitney Bowes, Inc.	13,090	69,508
Tetra Tech, Inc.	11,133	1,063,201
UniFirst Corp.	160	30,299

		3,476,964

Construction & Engineering (0.3%)
Ameresco, Inc., Class A*	5,161	172,377
Comfort Systems USA, Inc.	2,215	114,095
Construction Partners, Inc., Class A*	2,430	44,226
Dycom Industries, Inc.*	4,561	240,912
EMCOR Group, Inc.	963	65,205
Granite Construction, Inc.	1,014	17,857
HC2 Holdings, Inc.(x)*	8,590	20,788
IES Holdings, Inc.*	594	18,871
MasTec, Inc.*	754	31,819
MYR Group, Inc.*	2,230	82,911
NV5 Global, Inc.*	2,009	106,015
Primoris Services Corp.	5,620	101,385
Sterling Construction Co., Inc.*	803	11,370
WillScot Mobile Mini Holdings Corp.*	11,494	191,720

		1,219,551

Electrical Equipment (1.0%)
Allied Motion Technologies, Inc.	1,413	58,329
Atkore International Group, Inc.*	9,777	222,231
Bloom Energy Corp., Class A(x)*	17,338	311,564
EnerSys	791	53,092
FuelCell Energy, Inc.(x)*	28,589	61,180
Orion Energy Systems, Inc.*	5,301	40,128
Plug Power, Inc.*	70,430	944,466
Sunrun, Inc.*	24,568	1,893,456
TPI Composites, Inc.*	6,279	181,840
Vicor Corp.*	3,994	310,454
Vivint Solar, Inc.*	10,074	426,634

		4,503,374

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	572	12,309

Machinery (1.3%)
Alamo Group, Inc.	1,654	178,682
Albany International Corp., Class A	5,189	256,907
Blue Bird Corp.*	1,473	17,912
Douglas Dynamics, Inc.	4,312	147,470
Energy Recovery, Inc.*	8,093	66,362
Enerpac Tool Group Corp.*	4,302	80,921
ESCO Technologies, Inc.	4,855	391,119
Evoqua Water Technologies Corp.*	18,901	401,079
ExOne Co. (The)*	1,711	20,908
Federal Signal Corp.	11,365	332,426
Franklin Electric Co., Inc.	8,841	520,116
Gencor Industries, Inc.*	300	3,309
Gorman-Rupp Co. (The)	546	16,085
Helios Technologies, Inc.	2,894	105,342
John Bean Technologies Corp.	6,466	594,161
Kadant, Inc.	2,345	257,059
Lindsay Corp.	2,241	216,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Luxfer Holdings plc	311	$3,903
Meritor, Inc.*	10,978	229,879
Mueller Water Products, Inc., Class A	1,930	20,053
Omega Flex, Inc.	590	92,465
Proto Labs, Inc.*	5,524	715,358
RBC Bearings, Inc.*	5,086	616,474
REV Group, Inc.	769	6,067
Rexnord Corp.	1,914	57,114
Shyft Group, Inc. (The)	7,153	135,049
SPX Corp.*	6,534	303,047
Tennant Co.	3,741	225,807
Watts Water Technologies, Inc., Class A	2,486	248,973
Welbilt, Inc.*	7,165	44,136

		6,304,843

Professional Services (0.6%)
Akerna Corp.(x)*	1,709	6,221
ASGN, Inc.*	8,693	552,527
Barrett Business Services, Inc.	117	6,135
CBIZ, Inc.*	1,618	37,004
CRA International, Inc.	1,155	43,278
Exponent, Inc.	10,597	763,302
Forrester Research, Inc.*	2,178	71,417
Franklin Covey Co.*	2,725	48,341
Huron Consulting Group, Inc.*	442	17,384
ICF International, Inc.	1,878	115,553
Insperity, Inc.	3,727	244,081
Kforce, Inc.	4,080	131,254
Mastech Digital, Inc.(x)*	813	14,642
Red Violet, Inc.(x)*	1,317	24,312
TriNet Group, Inc.*	8,499	504,161
Upwork, Inc.*	19,157	334,098
Willdan Group, Inc.*	1,499	38,239

		2,951,949

Road & Rail (0.3%)
Avis Budget Group, Inc.*	10,874	286,204
Daseke, Inc.*	9,130	49,028
Marten Transport Ltd.	6,043	98,622
PAM Transportation Services, Inc.*	32	1,203
Saia, Inc.*	5,429	684,814
Universal Logistics Holdings, Inc.	1,010	21,069
Werner Enterprises, Inc.	11,160	468,608

		1,609,548

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	3,151	173,620
CAI International, Inc.	504	13,875
EVI Industries, Inc.(x)*	82,462	2,194,314
Foundation Building Materials, Inc.*	909	14,290
Herc Holdings, Inc.*	295	11,685
Lawson Products, Inc.*	560	22,977
SiteOne Landscape Supply, Inc.*	9,074	1,106,574
Systemax, Inc.	1,732	41,464
Transcat, Inc.*	1,513	44,331

		3,623,130

Total Industrials		30,570,787

Information Technology (22.9%)
Communications Equipment (0.4%)
Acacia Communications, Inc.*	8,025	540,885
CalAmp Corp.*	5,015	36,058
Calix, Inc.*	10,692	190,104
Cambium Networks Corp.*	1,202	20,278
Casa Systems, Inc.*	6,819	27,481
Clearfield, Inc.*	2,473	49,880
Extreme Networks, Inc.*	24,549	98,687
Genasys, Inc.*	6,785	41,728
Infinera Corp.*	16,515	101,732
Inseego Corp.(x)*	13,261	136,853
InterDigital, Inc.	1,992	113,664
Plantronics, Inc.	2,222	26,308
Resonant, Inc.(x)*	9,918	23,605
Viavi Solutions, Inc.*	47,103	552,518

		1,959,781

Electronic Equipment, Instruments & Components (1.0%)
Akoustis Technologies, Inc.(x)*	6,190	50,510
Badger Meter, Inc.	6,003	392,416
ePlus, Inc.*	2,306	168,799
Fabrinet*	7,578	477,641
FARO Technologies, Inc.*	3,387	206,539
Fitbit, Inc., Class A*	33,812	235,332
II-VI, Inc.*	18,330	743,465
Insight Enterprises, Inc.*	1,996	112,934
Intellicheck, Inc.*	3,239	21,604
Iteris, Inc.*	8,772	35,965
Itron, Inc.*	8,265	502,016
Luna Innovations, Inc.*	5,751	34,391
Methode Electronics, Inc.	1,442	41,097
Napco Security Technologies, Inc.*	2,412	56,682
nLight, Inc.*	7,196	168,962
Novanta, Inc.*	7,063	744,017
OSI Systems, Inc.*	3,481	270,161
PAR Technology Corp.(x)*	3,364	136,276
PC Connection, Inc.	196	8,048
Plexus Corp.*	4,805	339,377
Research Frontiers, Inc.(x)*	5,289	14,280
Rogers Corp.*	684	67,073
Wrap Technologies, Inc.(x)*	2,282	15,449

		4,843,034

IT Services (7.5%)
BigCommerce Holdings, Inc.(x)*	71,450	5,951,785
Brightcove, Inc.*	7,877	80,661
Cardtronics plc, Class A*	5,448	107,870
Cass Information Systems, Inc.	2,958	119,030
CSG Systems International, Inc.	6,682	273,628
Endurance International Group Holdings, Inc.*	14,160	81,278
Evertec, Inc.	12,462	432,556
Evo Payments, Inc., Class A*	8,434	209,585
ExlService Holdings, Inc.*	6,930	457,172
Fastly, Inc., Class A*	246,253	23,068,981
GreenSky, Inc., Class A*	13,237	58,772
Grid Dynamics Holdings, Inc.*	4,273	33,030
GTT Communications, Inc.(x)*	6,205	32,018
Hackett Group, Inc. (The)	4,782	53,463
I3 Verticals, Inc., Class A*	3,181	80,320
International Money Express, Inc.*	4,871	69,972
KBR, Inc.	3,702	82,777
Limelight Networks, Inc.*	24,502	141,132
LiveRamp Holdings, Inc.*	10,686	553,214
ManTech International Corp., Class A	2,391	164,692
MAXIMUS, Inc.	12,608	862,513
NIC, Inc.	13,586	267,644
Paysign, Inc.(x)*	6,247	35,483
Perficient, Inc.*	6,730	287,640
Perspecta, Inc.	23,783	462,579
PFSweb, Inc.*	2,062	13,795
Priority Technology Holdings, Inc.*	1,044	3,294
Rackspace Technology, Inc.(x)*	5,805	111,979
Repay Holdings Corp.*	12,302	289,097
Sykes Enterprises, Inc.*	451	15,429
TTEC Holdings, Inc.	3,795	207,017
Tucows, Inc., Class A(x)*	1,959	134,975

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Unisys Corp.*	1,230	$13,124
Verra Mobility Corp.*	27,618	266,790
Virtusa Corp.*	6,025	296,189

		35,319,484

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Energy Industries, Inc.*	7,832	492,946
Ambarella, Inc.*	2,114	110,309
Amkor Technology, Inc.*	3,302	36,982
Atomera, Inc.(x)*	3,560	37,202
Axcelis Technologies, Inc.*	6,301	138,622
Brooks Automation, Inc.	14,993	693,576
Cabot Microelectronics Corp.	5,989	855,289
CEVA, Inc.*	4,549	179,094
Cohu, Inc.	535	9,191
CyberOptics Corp.*	1,420	45,213
Diodes, Inc.*	1,593	89,925
DSP Group, Inc.*	4,289	56,529
FormFactor, Inc.*	15,918	396,836
Ichor Holdings Ltd.*	4,610	99,438
Impinj, Inc.*	3,572	94,122
Lattice Semiconductor Corp.*	27,748	803,582
MACOM Technology Solutions Holdings, Inc.*	9,710	330,237
Maxeon Solar Technologies Ltd.(x)*	1,393	23,625
MaxLinear, Inc.*	8,331	193,612
NeoPhotonics Corp.*	7,271	44,280
NVE Corp.	874	42,896
Onto Innovation, Inc.*	2,471	73,586
PDF Solutions, Inc.*	5,665	105,992
Pixelworks, Inc.*	6,581	13,491
Power Integrations, Inc.	12,152	673,221
Semtech Corp.*	13,319	705,374
Silicon Laboratories, Inc.*	8,929	873,703
SiTime Corp.*	1,883	158,229
SMART Global Holdings, Inc.*	2,856	78,083
SunPower Corp.(x)*	11,149	139,474
Synaptics, Inc.*	6,645	534,391
Ultra Clean Holdings, Inc.*	8,284	177,775

		8,306,825

Software (12.2%)
8x8, Inc.*	21,344	331,899
A10 Networks, Inc.*	12,189	77,644
ACI Worldwide, Inc.*	23,624	617,295
Agilysys, Inc.*	3,751	90,624
Alarm.com Holdings, Inc.*	9,880	545,870
Altair Engineering, Inc., Class A(x)*	8,774	368,333
American Software, Inc., Class A	6,280	88,171
Appfolio, Inc., Class A*	94,483	13,398,634
Appian Corp.(x)*	253,524	16,415,679
Avaya Holdings Corp.*	17,090	259,768
Benefitfocus, Inc.*	6,055	67,816
Bill.com Holdings, Inc.*	52,317	5,247,918
Blackbaud, Inc.	10,203	569,633
Blackline, Inc.*	10,377	930,090
Bottomline Technologies DE, Inc.*	8,951	377,374
Box, Inc., Class A*	28,682	497,920
ChannelAdvisor Corp.*	5,819	84,201
Cloudera, Inc.*	20,631	224,672
CommVault Systems, Inc.*	8,632	352,186
Cornerstone OnDemand, Inc.*	12,525	455,409
Digimarc Corp.(x)*	2,460	54,932
Digital Turbine, Inc.*	17,036	557,759
Domo, Inc., Class B*	5,200	199,316
Ebix, Inc.	3,119	64,251
eGain Corp.*	1,621	22,970
Envestnet, Inc.*	10,974	846,754
Intelligent Systems Corp.(x)*	1,481	57,729
j2 Global, Inc.*	9,345	646,861
LivePerson, Inc.*	12,740	662,353
MicroStrategy, Inc., Class A*	28,199	4,245,641
Mimecast Ltd.*	11,801	553,703
Mitek Systems, Inc.*	4,601	58,617
MobileIron, Inc.*	20,486	143,607
Model N, Inc.*	6,988	246,537
OneSpan, Inc.*	7,043	147,621
Ping Identity Holding Corp.*	7,560	235,948
Progress Software Corp.	9,238	338,850
PROS Holdings, Inc.*	8,113	259,129
Q2 Holdings, Inc.*	10,255	935,871
QAD, Inc., Class A	2,399	101,238
Qualys, Inc.*	7,034	689,402
Rapid7, Inc.*	10,421	638,182
Rimini Street, Inc.*	4,345	13,991
Rosetta Stone, Inc.*	485	14,540
SailPoint Technologies Holding, Inc.*	18,210	720,570
Sapiens International Corp. NV	5,241	160,270
SecureWorks Corp., Class A*	180	2,050
ShotSpotter, Inc.*	1,708	53,016
Smith Micro Software, Inc.*	6,643	24,778
Sprout Social, Inc., Class A*	5,633	216,870
SPS Commerce, Inc.*	7,273	566,349
SVMK, Inc.*	25,008	552,927
Telenav, Inc.*	2,776	9,994
Tenable Holdings, Inc.*	14,441	545,148
Upland Software, Inc.*	5,381	202,864
Varonis Systems, Inc.*	6,448	744,228
Verint Systems, Inc.*	5,921	285,274
Veritone, Inc.(x)*	4,931	45,168
VirnetX Holding Corp.(x)	6,627	34,924
Workiva, Inc.*	8,139	453,831
Xperi Holding Corp.	1,564	17,970
Yext, Inc.*	20,958	318,142
Zix Corp.*	11,649	68,030
Zuora, Inc., Class A*	20,530	212,280

		57,971,621

Technology Hardware, Storage & Peripherals (0.0%)
Avid Technology, Inc.*	6,131	52,481
Diebold Nixdorf, Inc.*	5,545	42,364
Immersion Corp.*	2,638	18,598
Intevac, Inc.*	1,580	8,706
Quantum Corp.*	515	2,369
Super Micro Computer, Inc.*	2,793	73,735

		198,253

Total Information Technology		108,598,998

Materials (1.2%)
Chemicals (0.7%)
American Vanguard Corp.	1,039	13,652
Amyris, Inc.(x)*	1,416	4,135
Balchem Corp.	6,098	595,348
Chase Corp.	1,504	143,482
Ferro Corp.*	12,554	155,670
GCP Applied Technologies, Inc.*	7,898	165,463
Hawkins, Inc.	1,029	47,437
HB Fuller Co.	6,896	315,699
Ingevity Corp.*	8,569	423,651
Innospec, Inc.	4,075	258,029
Koppers Holdings, Inc.*	2,670	55,830
Marrone Bio Innovations, Inc.*	10,669	13,016
Orion Engineered Carbons SA	6,789	84,930
PQ Group Holdings, Inc.*	1,183	12,138
Quaker Chemical Corp.	2,745	493,304
Sensient Technologies Corp.	3,578	206,594
Stepan Co.	374	40,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Trinseo SA	2,560	$65,638
Tronox Holdings plc, Class A	6,111	48,093

		3,142,875

Construction Materials (0.0%)
Forterra, Inc.*	3,988	47,138
United States Lime & Minerals, Inc.	5	451

		47,589

Containers & Packaging (0.1%)
Myers Industries, Inc.	2,691	35,602
O-I Glass, Inc.	25,063	265,417
UFP Technologies, Inc.*	133	5,509

		306,528

Metals & Mining (0.3%)
Caledonia Mining Corp. plc(x)	774	13,150
Compass Minerals International, Inc.	7,058	418,892
Materion Corp.	1,294	67,327
Novagold Resources, Inc.*	45,793	544,479
Royal Gold, Inc.	4,271	513,246

		1,557,094

Paper & Forest Products (0.1%)
Boise Cascade Co.	1,389	55,449
Louisiana-Pacific Corp.	23,300	687,583

		743,032

Total Materials		5,797,118

Real Estate (4.8%)
Equity Real Estate Investment Trusts (REITs) (1.3%)
Alexander’s, Inc. (REIT)	415	101,766
Bluerock Residential Growth REIT, Inc. (REIT)	1,618	12,264
CareTrust REIT, Inc. (REIT)	2,634	46,872
CatchMark Timber Trust,
Inc. (REIT), Class A	1,024	9,144
CIM Commercial Trust Corp. (REIT)	2,087	20,578
Clipper Realty, Inc. (REIT)	2,202	13,322
Community Healthcare Trust, Inc. (REIT)	4,427	207,007
Easterly Government Properties, Inc. (REIT)	16,614	372,320
EastGroup Properties, Inc. (REIT)	7,569	978,899
Four Corners Property Trust, Inc. (REIT)	14,537	372,002
Gladstone Commercial Corp. (REIT)	1,713	28,864
Gladstone Land Corp. (REIT)	2,141	32,158
Innovative Industrial Properties, Inc. (REIT)	1,819	225,756
LTC Properties, Inc. (REIT)	2,950	102,837
Monmouth Real Estate Investment Corp. (REIT)	17,599	243,746
National Health Investors, Inc. (REIT)	2,901	174,843
National Storage Affiliates Trust (REIT)	12,883	421,403
NETSTREIT Corp. (REIT)(x)	396	7,231
NexPoint Residential Trust, Inc. (REIT)	670	29,715
Plymouth Industrial REIT, Inc. (REIT)	3,324	41,018
PS Business Parks, Inc. (REIT)	4,130	505,471
QTS Realty Trust, Inc. (REIT), Class A	11,934	752,081
Ryman Hospitality Properties, Inc. (REIT)	9,009	331,531
Safehold, Inc. (REIT)	1,983	123,144
Saul Centers, Inc. (REIT)	2,114	56,190
STAG Industrial, Inc. (REIT)	2,563	78,146
Terreno Realty Corp. (REIT)	5,850	320,346
UMH Properties, Inc. (REIT)	5,838	79,047
Uniti Group, Inc. (REIT)	39,936	420,726
Universal Health Realty Income Trust (REIT)	2,256	128,569

		6,236,996

Real Estate Management & Development (3.5%)
Altisource Portfolio Solutions SA(x)*	88	1,115
Cushman & Wakefield plc*	7,856	82,567
eXp World Holdings, Inc.*	5,035	203,112
Fathom Holdings, Inc.*	439	6,910
Griffin Industrial Realty, Inc.	338	18,066
Marcus & Millichap, Inc.*	433	11,916
Maui Land & Pineapple Co., Inc.*	585	6,330
Redfin Corp.*	321,896	16,072,267
RMR Group, Inc. (The), Class A	2,871	78,866
St Joe Co. (The)*	3,472	71,627

		16,552,776

Total Real Estate		22,789,772

Utilities (0.7%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	2,606	20,848
MGE Energy, Inc.	1,938	121,435
Otter Tail Corp.	2,843	102,831
Spark Energy, Inc., Class A	2,414	20,085

		265,199

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	3,358	186,000
Chesapeake Utilities Corp.	3,114	262,510
Northwest Natural Holding Co.	639	29,004
ONE Gas, Inc.	1,183	81,639
RGC Resources, Inc.	705	16,532
South Jersey Industries, Inc.	12,121	233,572
Southwest Gas Holdings, Inc.	973	61,396

		870,653

Independent Power and Renewable Electricity Producers (0.1%)
Atlantic Power Corp.*	1,831	3,589
Brookfield Renewable Corp.	1,217	71,316
Clearway Energy, Inc., Class A	1,271	31,394
Clearway Energy, Inc., Class C	3,501	94,387
Ormat Technologies, Inc.	8,255	487,953
Sunnova Energy International, Inc.*	1,327	40,354

		728,993

Water Utilities (0.3%)
American States Water Co.	7,605	569,995
Artesian Resources Corp., Class A	125	4,309
Cadiz, Inc.(x)*	2,223	22,074
California Water Service Group	9,403	408,560
Global Water Resources, Inc.	2,339	25,214
Middlesex Water Co.	3,584	222,746
Pure Cycle Corp.*	4,102	36,959
SJW Group	2,870	174,668
York Water Co. (The)	2,756	116,496

		1,581,021

Total Utilities		3,445,866

Total Common Stocks (97.6%) (Cost $343,571,336)		462,498,221

PREFERRED STOCK:
Consumer Discretionary (0.2%)
Internet & Direct Marketing Retail (0.2%)
Overstock.com, Inc.
1.020%	14,101	881,312

Total Preferred Stock (0.2%) (Cost $750,146)		881,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Oncternal Therapeutics, Inc., CVR(r)(x)*	90	$—

Pharmaceuticals (0.0%)
Omthera Pharmaceuticals, Inc., CVR(r)*	899	—

Total Rights (0.0%) (Cost $—)		—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.9%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	20,000,000	20,000,000
JPMorgan Prime Money Market Fund, IM Shares	3,131,057	3,133,249

Total Investment Companies		23,133,249

	Principal Amount	Value (Note 1)
Repurchase Agreements (7.6%)
Bank of Nova Scotia, 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,000,007, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.125%, maturing 12/17/20-2/15/48; total market value $4,080,001. (xx)	$4,000,000	4,000,000
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $2,000,006, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $2,040,002. (xx)	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $9,727,645, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $9,922,181. (xx)	9,727,629	9,727,629
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $7,000,041, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $7,760,691. (xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $2,400,131, collateralized by various Common Stocks; total market value $2,667,273. (xx)	2,400,000	2,400,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $10,000,056, collateralized by various Common Stocks; total market value $11,112,898. (xx)	10,000,000	10,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $1,000,016, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $1,020,000. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		36,127,629

Total Short-Term Investments (12.5%) (Cost $59,261,126)		59,260,878

Total Investments in Securities (110.3%) (Cost $403,582,608)		522,640,411
Other Assets Less Liabilities (-10.3%)		(48,688,452)

Net Assets (100%)		$473,951,959

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $91,223 or 0.0% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $69,219,256. This was collateralized by $15,256,228 of various U.S. Government Treasury Securities, ranging from 0.000% – 8.000%, maturing 10/8/20 – 2/15/50 and by cash of $56,127,629 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	28	12/2020	USD	2,106,160	7,757

					7,757

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,739,698	$72,912	$—		$23,812,610
Consumer Discretionary	82,531,456	5,570,760	—		88,102,216
Consumer Staples	20,392,648	225,119	—		20,617,767
Energy	694,996	—	—		694,996
Financials	27,456,826	—	—		27,456,826
Health Care	130,611,265	—	—		130,611,265
Industrials	30,570,787	—	—		30,570,787
Information Technology	108,598,998	—	—		108,598,998
Materials	5,761,516	35,602	—		5,797,118
Real Estate	22,789,772	—	—		22,789,772
Utilities	3,445,866	—	—		3,445,866
Futures	7,757	—	—		7,757
Preferred Stock
Consumer Discretionary	881,312	—	—		881,312
Rights
Health Care	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	23,133,249	—	—		23,133,249
Repurchase Agreements	—	36,127,629	—		36,127,629

Total Assets	$480,616,146	$42,032,022	$—		$522,648,168

Total Liabilities	$—	$—	$—		$—

Total	$480,616,146	$42,032,022	$—		$522,648,168

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,013,938
Aggregate gross unrealized depreciation	(25,977,147)

Net unrealized appreciation	$119,036,791

Federal income tax cost of investments in securities and derivative instruments, if applicable	$403,611,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.5%)
CIT Mortgage Loan Trust,
Series 2007-1 1M1
1.648%, 10/25/37(l)§	$200,000	$190,503
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3
0.608%, 10/25/35(l)	100,000	89,301
Countrywide Asset-Backed Certificates,
Series 2004-ECC1 M2
1.198%, 9/25/34(l)	39,877	39,364
Series 2007-1 1A
0.288%, 7/25/37(l)	105,197	89,418
Series 2007-6 1A
0.348%, 9/25/37(l)	22,283	18,803
Series 2007-8 1A1
0.338%, 11/25/37(l)	229,133	203,361
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3
0.368%, 7/25/37(l)§	397,353	308,915
Crown Point CLO 5 Ltd.,
Series 2018-5A A
1.213%, 7/17/28(l)§	197,418	195,709
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
0.888%, 8/25/47(l)	58,228	55,630
Elmwood CLO I Ltd.,
Series 2019-1A A
1.622%, 4/20/30(l)§	600,000	598,917
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.176%, 5/28/28(l)§	285,692	282,104
Greystone CRE Notes Ltd.,
Series 2019-FL2 A
1.332%, 9/15/37(l)§	100,000	97,563
GSAA Trust,
Series 2006-7 AF4A
6.220%, 3/25/46(e)	29,366	22,202
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A
0.368%, 4/25/37(l)	27,108	22,497
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1
0.308%, 5/25/37(l)	13,121	12,664
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.123%, 1/17/28(l)§	220,183	217,123
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.282%, 5/15/36(l)§	100,000	98,227
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2
0.268%, 8/25/36(l)	81,151	40,437
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5
0.298%, 10/25/36(l)	128,572	55,730
MidOcean Credit CLO VI,
Series 2016-6A AR
1.522%, 1/20/29(l)§	500,000	496,287
Mountain View CLO X Ltd.,
Series 2015-10A AR
1.086%, 10/13/27(l)§	151,607	149,970
New Century Home Equity Loan Trust,
Series 2004-4 M1
0.913%, 2/25/35(l)	72,526	68,913
Option One Mortgage Loan Trust,
Series 2004-3 M2
1.003%, 11/25/34(l)	18,651	17,625
OZLM XXIII Ltd.,
Series 2019-23A A
1.745%, 4/15/32(l)§	300,000	298,432
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.163%, 10/24/27(l)§	425,156	422,232
RAAC Trust,
Series 2007-SP3 A1
1.348%, 9/25/47(l)	15,171	15,069
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.308%, 7/25/36(l)	189,844	91,542
Series 2006-HE2 A2C
0.298%, 7/25/36(l)	56,627	30,811
Shackleton CLO Ltd.,
Series 2016-9A AR
1.402%, 10/20/28(l)§	399,361	396,243
Soundview Home Loan Trust,
Series 2007-OPT1 1A1
0.348%, 6/25/37(l)	137,691	105,796
Series 2007-OPT2 2A3
0.328%, 7/25/37(l)	75,467	69,748
SP-Static CLO I Ltd.,
Series 2020-1A A
1.635%, 7/22/28(l)§	250,000	249,700
STWD Ltd.,
Series 2019-FL1 A
1.232%, 7/15/38(l)§	300,000	296,264
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.112%, 4/20/28(l)§	255,248	253,095
Towd Point Mortgage Trust,
Series 2019-SJ3 A1
3.000%, 11/25/59(l)§	353,045	359,586
Venture XII CLO Ltd.,
Series 2012-12A ARR
1.056%, 2/28/26(l)§	142,835	141,332

Total Asset-Backed Securities		6,101,113

Collateralized Mortgage Obligations (4.3%)
Alternative Loan Trust,
Series 2005-29CB A4
5.000%, 7/25/35	59,967	49,326
Series 2006-HY11 A1
0.268%, 6/25/36(l)	118,704	112,270
Series 2007-1T1 1A1
6.000%, 3/25/37	189,855	121,025
Series 2007-4CB 1A35
6.000%, 4/25/37	49,639	50,426
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1
6.000%, 8/25/37(l)	66,208	65,615
Angel Oak Mortgage Trust,
Series 2020-4 A1
1.469%, 6/25/65(l)§	284,193	285,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1
6.000%, 3/25/37		$68,751	$55,550
CIM Trust,
Series 2017-6 A1
3.015%, 6/25/57(l)§		469,330	473,918
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A
3.925%, 3/25/37(l)		93,047	89,229
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1
5.500%, 8/25/34		10,124	10,365
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL4 A1
3.507%, 8/26/58§		90,789	91,386
CSMC Trust,
Series 2007-4R 1A1
6.062%, 10/26/36(l)§		5,846	5,693
Series 2015-3R 5A2
0.298%, 9/29/36(l)§		276,018	267,492
Series 2019-RPL8 A1
3.322%, 10/25/58(l)§		182,966	184,399
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A
0.446%, 10/19/45(l)		56,105	53,584
GNMA,
Series 2016-H17 FC
0.985%, 8/20/66(l)		240,148	243,575
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.788%, 12/25/34(l)		7,351	7,204
Series 2005-AR4 6A1
3.341%, 7/25/35(l)		45,347	45,624
Hawksmoor Mortgages,
Series 2019-1A A
1.112%, 5/25/53(l)§	GBP	348,913	450,987
Homeward Opportunities Fund I Trust,
Series 2020-2 A1
1.657%, 5/25/65(l)§		$289,439	291,582
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.608%, 3/25/36(l)		99,150	91,209
JP Morgan Mortgage Trust,
Series 2005-A2 5A2
3.599%, 4/25/35(l)		12,762	13,378
Lehman Mortgage Trust,
Series 2005-3 4A1
5.154%, 1/25/36(l)		15,534	15,735
Lehman XS Trust,
Series 2007-20N A1
1.298%, 12/25/37(l)		222,503	206,375
New Residential Mortgage Loan Trust,
Series 2018-3A A1
4.500%, 5/25/58(l)§		67,989	73,594
RALI Trust,
Series 2007-QH8 A
2.029%, 10/25/37(l)		44,365	39,947
Residential Asset Securitization Trust,
Series 2006-A10 A5
6.500%, 9/25/36		136,230	83,653
Residential Mortgage Securities 32 plc,
Series 32A A
1.312%, 6/20/70(l)§	GBP	200,000	259,181
Sequoia Mortgage Trust,
Series 6 A
0.796%, 4/19/27(l)		$107,378	103,801
Stratton Mortgage Funding plc,
Series 2019-1 A
1.262%, 5/25/51(l)(m)	GBP	267,491	344,936
Tower Bridge Funding NO plc,
Series 2 A
0.952%, 3/20/56(l)(m)		430,582	554,918
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1
6.000%, 7/25/36		$33,242	28,963

Total Collateralized Mortgage Obligations			4,770,143

Commercial Mortgage-Backed Securities (0.9%)
AREIT Trust,
Series 2020-CRE4 A
2.772%, 4/14/37(l)§		200,000	202,077
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.202%, 9/15/36(l)§		346,006	341,149
Citigroup Commercial Mortgage Trust,
Series 2020-WSS A
2.102%, 2/15/39(l)§		292,991	293,199
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
1.602%, 12/15/31(l)§		200,000	194,522

Total Commercial Mortgage-Backed Securities			1,030,947

Corporate Bonds (5.0%)
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
YPF SA
Series XLVI
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.00%), 35.639%, 3/4/21(k)(r)	ARS	820,000	607

Total Energy			607

Financials (5.0%)
Banks (0.4%)
Nordea Kredit
Realkreditaktieselskab
1.000%, 10/1/50(m)	DKK	2,837,526	448,365

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		$200,000	197,250

Thrifts & Mortgage Finance (4.4%)
Jyske Realkredit A/S
Series 411E
1.500%, 10/1/50(m)	DKK	1	—
Series CCE
1.000%, 10/1/50(m)		293,069	46,362
Series CCE
1.000%, 10/1/50		9,266,843	1,455,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Nykredit Realkredit A/S
Series 01E
1.000%, 10/1/53(m)	DKK	4,393,163	$685,480
Series 01E*
1.000%, 10/1/53(m)		2,997,313	470,103
Series 01EE
1.000%, 10/1/50(m)		10,667,759	1,676,252
Series CCE
1.000%, 10/1/50(m)		3,896,818	615,023

			4,948,904

Total Financials			5,594,519

Total Corporate Bonds			5,595,126

Foreign Government Securities (58.1%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 31.548%, 4/3/22(k)(r)	ARS	250,000	188
Bonos and Obligaciones del Estado
1.450%, 4/30/29(m)	EUR	400,000	522,894
1.250%, 10/31/30(m)		300,000	386,708
Bonos de la Tesoreria
5.940%, 2/12/29	PEN	400,000	129,901
6.150%, 8/12/32		600,000	190,383
Buoni Poliennali del Tesoro
2.600%, 9/15/23 TIPS(m)	EUR	729,042	926,594
2.350%, 9/15/24 TIPS(m)		593,339	762,505
1.400%, 5/26/25 TIPS(m)		2,593,058	3,175,014
2.550%, 9/15/41 TIPS(m)		460,635	735,206
Canada Government Bond
3.000%, 12/1/36 TIPS	CAD	666,040	783,061
1.500%, 12/1/44 TIPS		154,284	163,594
1.250%, 12/1/47 TIPS		445,108	467,555
0.500%, 12/1/50 TIPS		263,903	240,823
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	1,253,556	919,799
3.000%, 9/20/25 TIPS(m)		1,925,000	1,635,924
French Republic
0.100%, 7/25/21 TIPS(m)	EUR	558,991	657,317
1.100%, 7/25/22 TIPS(m)		4,485,502	5,469,072
0.250%, 7/25/24 TIPS(m)		1,276,092	1,574,839
0.100%, 3/1/25 TIPS(m)		690,155	840,196
0.100%, 3/1/26 TIPS(m)		2,200,000	2,744,411
1.850%, 7/25/27 TIPS(m)		2,797,675	3,971,656
0.100%, 3/1/29 TIPS(m)		1,209,060	1,563,060
0.700%, 7/25/30 TIPS(m)		1,813,968	2,515,921
0.100%, 7/25/36 TIPS(m)		1,688,593	2,340,565
1.800%, 7/25/40 TIPS(m)		239,780	447,969
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	142,111,200	1,340,053
0.100%, 3/10/27 TIPS		71,262,800	672,318
0.100%, 3/10/28 TIPS		120,063,860	1,134,432
0.100%, 3/10/29 TIPS		81,159,570	767,611
Kingdom of Denmark
0.100%, 11/15/23 TIPS	DKK	3,137,510	519,019
Kingdom of Spain
0.150%, 11/30/23 TIPS	EUR	822,424	992,506
1.000%, 11/30/30 TIPS(m)		1,097,639	1,489,627
Kingdom of Sweden
0.250%, 6/1/22 TIPS(m)	SEK	700,000	86,551
1.000%, 6/1/25 TIPS(m)		500,000	66,459
0.125%, 6/1/26 TIPS		1,050,000	136,532
Mexican Udibonos
4.500%, 11/22/35 TIPS	MXN	1,965,301	108,880
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	443,080	331,777
2.500%, 9/20/35 TIPS(m)		108,120	102,621
U.K. Treasury Inflation Linked Bonds
8.922%, 7/22/30 TIPS	GBP	17,000	85,079
1.250%, 11/22/32 TIPS(m)		1,592,043	3,309,013
0.125%, 11/22/36 TIPS(m)		282,863	572,004
0.625%, 3/22/40 TIPS(m)		298,925	687,897
0.125%, 8/10/41 TIPS(m)		709,094	1,553,919
0.125%, 3/22/44 TIPS(m)		485,432	1,106,451
0.125%, 3/22/46 TIPS(m)		1,779,193	4,195,496
0.750%, 11/22/47 TIPS(m)		920,407	2,535,637
0.125%, 8/10/48 TIPS(m)		192,712	475,396
0.250%, 3/22/52 TIPS(m)		546,934	1,483,132
1.250%, 11/22/55 TIPS(m)		521,626	1,877,698
0.125%, 11/22/56 TIPS(m)		338,757	976,237
0.125%, 3/22/58 TIPS(m)		255,240	754,578
0.375%, 3/22/62 TIPS(m)		298,155	1,013,637
0.125%, 11/22/65 TIPS(m)		773,810	2,697,839
0.125%, 3/22/68 TIPS(m)		188,514	704,029

Total Foreign Government Securities			64,941,583

Mortgage-Backed Securities (19.5%)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 11/25/50 TBA		$1,400,000	1,466,391
3.000%, 11/25/50 TBA		1,400,000	1,466,773
3.500%, 11/25/50 TBA		3,100,000	3,271,590
4.000%, 11/25/50 TBA		8,410,000	8,979,646
2.000%, 12/25/50 TBA		1,900,000	1,956,629
2.500%, 12/25/50 TBA		3,840,000	4,015,200
GNMA
2.500%, 11/15/50 TBA		600,000	628,828

Total Mortgage-Backed Securities			21,785,057

U.S. Treasury Obligations (50.1%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS(z)		2,597,918	3,013,541
2.000%, 1/15/26 TIPS		386,410	454,705
1.750%, 1/15/28 TIPS		1,109,392	1,349,864
3.875%, 4/15/29 TIPS		788,050	1,131,460
2.125%, 2/15/40 TIPS		503,483	770,944
2.125%, 2/15/41 TIPS		1,076,676	1,670,307
0.750%, 2/15/42 TIPS		1,479,191	1,858,340
0.625%, 2/15/43 TIPS		309,914	381,108
1.375%, 2/15/44 TIPS(z)		1,700,962	2,415,516
0.750%, 2/15/45 TIPS		869,237	1,104,835
1.000%, 2/15/46 TIPS(z)		1,673,070	2,254,204
0.875%, 2/15/47 TIPS		130,950	173,956
1.000%, 2/15/48 TIPS		530,609	730,256
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS(z)		436,195	437,794
0.125%, 1/15/22 TIPS		45,791	46,501
0.125%, 4/15/22 TIPS(z)		7,016,724	7,138,628
0.125%, 1/15/23 TIPS		1,206,698	1,242,758
0.625%, 1/15/24 TIPS		444,180	471,739
0.500%, 4/15/24 TIPS		2,034,113	2,158,750
0.125%, 10/15/24 TIPS		1,918,772	2,034,351
0.375%, 7/15/25 TIPS		950,553	1,030,527
0.625%, 1/15/26 TIPS(z)		2,595,247	2,856,296
0.125%, 7/15/26 TIPS		1,653,823	1,791,504
0.375%, 1/15/27 TIPS(z)		2,445,574	2,689,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
0.375%, 7/15/27 TIPS		$624,928	$694,087
0.500%, 1/15/28 TIPS(z)		2,606,067	2,921,274
0.750%, 7/15/28 TIPS(z)		2,601,169	2,994,797
0.875%, 1/15/29 TIPS		1,200,572	1,397,459
0.250%, 7/15/29 TIPS(z)		4,525,771	5,056,903
0.125%, 1/15/30 TIPS		2,215,532	2,445,877
0.125%, 7/15/30 TIPS		1,141,944	1,268,334

Total U.S. Treasury Obligations			55,986,328

Total Long-Term Debt Securities (143.4%) (Cost $151,625,894)			160,210,297

SHORT-TERM INVESTMENT:
Foreign Government Treasury Bill (0.1%)
Federative Republic of Brazil
0.00%, 10/1/20(p)	BRL	535,000	95,256

Total Short-Term Investment (0.1%) (Cost $98,633)			95,256

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 11/20/2020 at EUR 117.00, European Style Notional Amount: EUR 12,000,000 Exchange Traded*		120	704

Total Options Purchased (0.0%) (Cost $826)			704

Total Investments in Securities (143.5%) (Cost $151,725,353)			160,306,257
Other Assets Less Liabilities (-43.5%)			(48,561,237)

Net Assets (100%)			$111,745,020

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $8,466,584 or 7.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $62,051,087 or 55.5% of net assets.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

DKK — Denmark Krone

EUR — European Currency Unit

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

JPY — Japanese Yen

MXN — Mexican Peso

NZD — New Zealand Dollar

PEN — Peruvian Sol

SEK — Swedish Krona

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Country Diversification

As a Percentage of Total Net Assets

Argentina	0.0%
Australia	2.3
Brazil	0.1
Canada	1.5
Cayman Islands	3.8
Denmark	5.3
France	19.8
Germany	0.0 #
Italy	5.0
Japan	3.5
Mexico	0.1
New Zealand	0.4
Peru	0.3
Spain	3.0
Sweden	0.3
United Kingdom	22.9
United States	75.2
Cash and Other	(43.5)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	5	12/2020	EUR	792,400	1,126
Euro-BTP	9	12/2020	EUR	1,557,272	26,466
Euro-Bund	10	12/2020	EUR	2,046,160	11,342
Long Gilt	36	12/2020	GBP	6,322,663	(7,952)
U.S. Treasury 5 Year Note	13	12/2020	USD	1,638,406	(654)
U.S. Treasury 10 Year Ultra Note	9	12/2020	USD	1,439,297	2,957
U.S. Treasury Ultra Bond	7	12/2020	USD	1,552,687	(16,459)

					16,826

Short Contracts
Euro-Buxl	(3)	12/2020	EUR	(783,244)	(10,379)
Euro-OAT	(24)	12/2020	EUR	(4,742,795)	(21,128)
Euro-Schatz	(183)	12/2020	EUR	(24,092,757)	(16,095)
Japan 10 Year Bond	(1)	12/2020	JPY	(1,442,279)	(3,270)
U.S. Treasury 2 Year Note	(13)	12/2020	USD	(2,872,492)	(829)
U.S. Treasury 10 Year Note	(73)	12/2020	USD	(10,185,781)	(10,388)
U.S. Treasury Long Bond	(21)	12/2020	USD	(3,701,906)	31,471

					(30,618)

					(13,792)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	11,554,683	USD	1,809,134	Bank of America	10/1/2020	10,530
USD	47,596	DKK	300,000	Credit Suisse	10/1/2020	351
USD	45,335	DKK	285,000	JPMorgan Chase Bank	10/1/2020	453
CAD	663,938	USD	496,106	Bank of America	10/2/2020	2,515
GBP	474,000	USD	611,223	Barclays Bank plc	10/2/2020	403
USD	2,642,157	AUD	3,588,000	Goldman Sachs Bank USA	10/2/2020	72,252
USD	97,765	BRL	535,000	JPMorgan Chase Bank**	10/2/2020	2,500
USD	1,690,308	CAD	2,206,000	JPMorgan Chase Bank	10/2/2020	33,592
USD	1,050,793	EUR	884,000	Bank of America	10/2/2020	14,347
USD	28,380,209	EUR	23,716,257	Barclays Bank plc	10/2/2020	574,084
USD	727,450	EUR	614,000	Goldman Sachs Bank USA	10/2/2020	7,566
USD	510,620	EUR	431,000	JPMorgan Chase Bank	10/2/2020	5,293
USD	45,351	GBP	35,000	Goldman Sachs Bank USA	10/2/2020	189
USD	26,083,192	GBP	19,411,000	JPMorgan Chase Bank	10/2/2020	1,036,208
USD	430,651	NZD	637,000	Goldman Sachs Bank USA	10/2/2020	9,243
USD	291,219	SEK	2,520,000	Goldman Sachs Bank USA	10/2/2020	9,839
USD	371,760	PEN	1,285,545	Deutsche Bank AG**	10/5/2020	15,025
USD	30,092,554	EUR	25,645,257	Barclays Bank plc	11/3/2020	4,291
USD	95,802	BRL	535,000	Deutsche Bank AG**	11/4/2020	621
USD	358,660	PEN	1,285,545	Goldman Sachs Bank USA**	3/29/2021	2,407

Total unrealized appreciation						1,801,709

USD	649,626	DKK	4,305,000	Bank of America	10/1/2020	(28,338)
USD	3,829,196	DKK	25,261,184	Barclays Bank plc	10/1/2020	(149,006)
USD	1,141,593	DKK	7,539,212	JPMorgan Chase Bank	10/1/2020	(45,704)
BRL	535,000	USD	95,878	Deutsche Bank AG**	10/2/2020	(613)
USD	3,944,034	JPY	417,800,000	JPMorgan Chase Bank	10/2/2020	(17,470)
PEN	1,285,545	USD	359,342	Goldman Sachs Bank USA**	10/5/2020	(2,607)
USD	2,557,810	AUD	3,588,000	Bank of America	11/3/2020	(12,289)
USD	496,159	CAD	663,938	Bank of America	11/3/2020	(2,513)
USD	1,152,303	CAD	1,542,062	JPMorgan Chase Bank	11/3/2020	(5,912)
USD	24,341,854	GBP	18,972,000	Goldman Sachs Bank USA	11/3/2020	(142,866)
USD	3,954,896	JPY	417,800,000	Barclays Bank plc	11/4/2020	(8,088)
USD	84,501	MXN	1,923,000	JPMorgan Chase Bank	11/17/2020	(1,993)
USD	5,022,187	DKK	32,073,523	Bank of America	12/1/2020	(34,248)
USD	868,525	DKK	5,530,992	JPMorgan Chase Bank	12/1/2020	(3,443)

Total unrealized depreciation						(455,090)

Net unrealized appreciation						1,346,619

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$6,101,113	$—	$6,101,113
Collateralized Mortgage Obligations	—	4,770,143	—	4,770,143
Commercial Mortgage-Backed Securities	—	1,030,947	—	1,030,947
Corporate Bonds
Energy	—	—	607	607
Financials	—	5,594,519	—	5,594,519
Foreign Government Securities	—	64,941,395	188	64,941,583
Forward Currency Contracts	—	1,801,709	—	1,801,709
Futures	73,362	—	—	73,362
Mortgage-Backed Securities	—	21,785,057	—	21,785,057
Options Purchased
Call Options Purchased	704	—	—	704
Short-Term Investment
Foreign Government Treasury Bill	—	95,256	—	95,256
U.S. Treasury Obligations	—	55,986,328	—	55,986,328

Total Assets	$74,066	$162,106,467	$795	$162,181,328

Liabilities:
Forward Currency Contracts	$—	$(455,090)	$—	$(455,090)
Futures	(87,154)	—	—	(87,154)

Total Liabilities	$(87,154)	$(455,090)	$—	$(542,244)

Total	$(13,088)	$161,651,377	$795	$161,639,084

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,236,618
Aggregate gross unrealized depreciation	(946,738)

Net unrealized appreciation	$10,289,880

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,349,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.4%)
Anchorage Capital Clo 16 Ltd.,
Series 2020-16A A
0.000%, 10/20/31(l)§		$200,000	$200,000
Argent Mortgage Loan Trust,
Series 2005-W1 A1
0.628%, 5/25/35(l)		24,446	21,439
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
2.323%, 1/25/35(l)		309,016	295,167
Catamaran CLO Ltd.,
Series 2013-1A AR
1.095%, 1/27/28(l)§		219,219	216,060
C-BASS TRUST,
Series 2006-CB9 A1
0.208%, 11/25/36(l)		2,067	1,186
CIT Mortgage Loan Trust,
Series 2007-1 1A
1.498%, 10/25/37(l)§		20,264	19,770
Series 2007-1 1M1
1.648%, 10/25/37(l)§		200,000	190,503
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.228%, 1/25/37(l)		4,573	3,623
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH3 A3
0.398%, 6/25/37(l)		111,974	110,891
Countrywide Asset-Backed Certificates,
Series 2005-15 1AF6
3.745%, 4/25/36(l)		5	4
Series 2006-19 2A3
0.398%, 3/25/37(l)		40,000	35,375
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB3 M4
1.198%, 6/25/35(l)		25,000	22,963
CWABS Asset-Backed Certificates Trust,
Series 2007-12 1A1
0.888%, 8/25/47(l)		19,409	18,543
Ellington Loan Acquisition Trust,
Series 2007-1 A1
1.248%, 5/25/37(l)§		29,508	28,267
Euro-Galaxy V CLO BV,
Series 2016-5A ARV
0.820%, 11/10/30(l)§	EUR	250,000	292,966
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
0.278%, 8/25/31(l)		$903	858
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
0.618%, 11/25/36(l)		100,000	89,162
Fremont Home Loan Trust,
Series 2006-C 1A1
0.283%, 10/25/36(l)		41,404	36,125
GSAMP Trust,
Series 2007-FM1 A2A
0.218%, 12/25/36(l)		3,316	1,881
ICG US CLO Ltd.,
Series 2020-1A A1
0.000%, 10/22/31(l)§		200,000	200,000
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
0.218%, 7/25/36(l)		20,921	8,239
Jamestown CLO IV Ltd.,
Series 2014-4A A1AR
0.965%, 7/15/26(l)§		30,516	30,446
Jamestown CLO V Ltd.,
Series 2014-5A AR
1.493%, 1/17/27(l)§		104,281	104,118
Legacy Mortgage Asset Trust,
Series 2019-GS3 A1
3.750%, 4/25/59(e)§		85,340	85,079
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40(l)		39,817	30,420
Lehman XS Trust,
Series 2006-7 1A1A
0.308%, 5/25/36(l)		38,549	37,592
Series 2006-8 3A4
4.821%, 6/25/36(e)		19,150	20,172
LoanCore Issuer Ltd.,
Series 2019-CRE2 A
1.282%, 5/15/36(l)§		100,000	98,227
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
0.228%, 9/25/37(l)		899	305
Series 2007-HE2 A2A
0.268%, 2/25/37(l)		10,165	3,827
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
0.198%, 11/25/36(l)		376	172
NovaStar Mortgage Funding Trust,
Series 2005-3 M2
0.853%, 1/25/36(l)		75,000	72,752
OCP CLO Ltd.,
Series 2015-10A A1R
1.064%, 10/26/27(l)§		67,771	67,331
OZLM XXIII Ltd.,
Series 2019-23A A
1.745%, 4/15/32(l)§		250,000	248,694
OZLME BV,
Series 1A AR
0.820%, 1/18/30(l)§	EUR	400,000	468,134
Palmer Square Loan Funding Ltd.,
Series 2019-4A A1
1.163%, 10/24/27(l)§		$212,578	211,116
Park Place Securities, Inc.,
Series 2005-WCW1 M2
0.618%, 9/25/35(l)		78,653	77,289
Park Place Securities, Inc. Asset- Backed Pass-Through Certificates,
Series 2004-WCW2 M3
1.198%, 10/25/34(l)		150,000	141,616
Series 2005-WHQ4 M2
0.638%, 9/25/35(l)		25,000	23,994
RAAC Trust,
Series 2006-SP3 M1
0.488%, 8/25/36(l)		13,520	13,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Renaissance Home Equity Loan Trust,
Series 2002-3 A
0.908%, 12/25/32(l)		$2,066	$1,901
Saxon Asset Securities Trust,
Series 2007-3 1A
0.458%, 9/25/37(l)		62,583	59,358
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
0.308%, 7/25/36(l)		189,844	91,542
Series 2007-HE1 A2A
0.208%, 12/25/36(l)		11,270	3,620
SLM Student Loan Trust,
Series 2003-5 A5
0.000%, 6/17/24(l)	EUR	4,147	4,840
Series 2004-2 A5
0.000%, 1/25/24(l)		11,121	13,018
Series 2008-9 A
1.744%, 4/25/23(l)		$78,581	77,769
Sound Point CLO XIV Ltd.,
Series 2016-3A AR
1.406%, 1/23/29(l)§		400,000	396,189
Soundview Home Loan Trust,
Series 2006-NLC1 A1
0.208%, 11/25/36(l)§		1,925	718
Series 2007-WMC1 3A1
0.258%, 2/25/37(l)		72,112	22,345
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
1.656%, 4/25/35(l)		5,403	5,265
STWD Ltd.,
Series 2019-FL1 A
1.232%, 7/15/38(l)§		200,000	197,509
Towd Point Mortgage Trust,
Series 2019-HY2 A1
1.148%, 5/25/58(l)§		59,650	59,787
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		7,838	8,540
Venture XX CLO Ltd.,
Series 2015-20A AR
1.095%, 4/15/27(l)§		159,483	158,407
Voya CLO Ltd.,
Series 2014-3A A1R
0.965%, 7/25/26(l)§		64,616	64,366
Z Capital Credit Partners CLO Ltd.,
Series 2015-1A A1R
1.221%, 7/16/27(l)§		77,611	76,751

Total Asset-Backed Securities			4,769,513

Collateralized Mortgage Obligations (4.8%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
0.388%, 7/25/37(l)		35,302	30,538
Alternative Loan Trust,
Series 2005-62 2A1
2.019%, 12/25/35(l)		1,358	1,230
Series 2006-OA11 A1B
0.338%, 9/25/46(l)		83,705	77,762
Series 2006-OA19 A1
0.336%, 2/20/47(l)		11,054	8,341
Series 2006-OC5 2A2B
0.258%, 6/25/46(l)		1,030	1,214
Series 2007-1T1 1A1
6.000%, 3/25/37		126,569	80,683
Series 2007-4CB 1A35
6.000%, 4/25/37		49,634	50,421
Series 2007-OA7 A1A
0.328%, 5/25/47(l)		4,856	4,443
American Home Mortgage Investment Trust,
Series 2005-2 4A1
1.815%, 9/25/45(l)		1,637	1,631
Banc of America Funding Trust,
Series 2006-A 1A1
3.895%, 2/20/36(l)		6,963	6,716
Series 2006-G 2A1
0.596%, 7/20/36(l)		719	720
Series 2006-J 2A1
3.789%, 1/20/47(l)		114,064	107,666
Series 2006-J 4A1
4.199%, 1/20/47(l)		4,818	4,669
Banc of America Mortgage Trust,
Series 2005-E 2A1
3.212%, 6/25/35(l)		1,189	1,077
Series 2006-A 2A1
3.689%, 2/25/36(l)		6,261	5,865
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.251%, 9/25/35(l)		29,256	22,884
Series 2006-2 23A1
3.479%, 3/25/36(l)		11,683	9,719
Bear Stearns ARM Trust,
Series 2004-10 13A1
3.696%, 1/25/35(l)		5,334	5,258
Series 2005-1 2A1
3.506%, 3/25/35(l)		6,797	6,562
Series 2005-9 A1
2.410%, 10/25/35(l)		8,383	8,414
Series 2006-2 3A2
3.383%, 7/25/36(l)		5,425	5,150
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		1,528	1,376
Series 2006-6 A4
6.000%, 4/25/36		15,891	12,223
Series 2006-HYB3 3A1B
3.205%, 5/20/36(l)		2,651	2,649
Series 2007-1 A1
6.000%, 3/25/37		49,101	39,673
CIM Trust,
Series 2017-6 A1
3.015%, 6/25/57(l)§		387,198	390,982
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
4.140%, 3/25/36(l)		7,768	7,599
Series 2007-10 22AA
3.355%, 9/25/37(l)		11,275	10,785
Series 2019-C A1
3.228%, 9/25/59(e)§		180,224	181,719
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37(l)		175,301	146,557

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
CSMC Trust,
Series 2007-4R 1A1
6.062%, 10/26/36(l)§		$7,903	$7,696
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.248%, 10/25/36(l)		251	186
Eurosail-UK plc,
Series 2007-3X A3A
1.010%, 6/13/45(l)(m)	GBP	49,430	63,250
Series 2007-3X A3C
1.010%, 6/13/45(l)(m)		21,966	28,107
FHLMC,
Series 278 F1
0.602%, 9/15/42 STRIPS(l)		$142,739	144,549
FHLMC Structured Pass-Through Certificates,
Series T-62 1A1
2.219%, 10/25/44(l)		52,163	53,653
Series T-63 1A1
2.371%, 2/25/45(l)		15,930	16,181
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.014%, 6/25/34(l)		4,000	3,941
Series 2006-FA8 1A7
6.000%, 2/25/37		12,161	8,198
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
3.094%, 8/25/35(l)		6,404	5,377
FNMA,
Series 2003-W8 3F2
0.498%, 5/25/42(l)		1,123	1,129
Series 2004-63 FA
0.298%, 8/25/34(l)		740	734
Series 2006-30 KF
0.588%, 5/25/36(l)		295	297
Series 2006-5 3A2
3.141%, 5/25/35(l)		4,675	4,766
Series 2007-63 FC
0.498%, 7/25/37(l)		145	145
GNMA,
Series 2017-H10 FB
1.904%, 4/20/67(l)		82,172	83,873
Series 2018-H15 FG
0.599%, 8/20/68(l)		163,259	161,526
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.688%, 11/25/45(l)		7,303	6,249
Series 2006-AR4 A6A
0.328%, 9/25/46(l)		77,217	70,593
GreenPoint MTA Trust,
Series 2005-AR1 A2
0.588%, 6/25/45(l)		5,767	5,033
GSR Mortgage Loan Trust,
Series 2004-12 3A6
2.788%, 12/25/34(l)		5,513	5,403
Series 2005-AR1 1A1
4.024%, 1/25/35(l)		2,073	1,973
Series 2005-AR4 6A1
3.341%, 7/25/35(l)		4,859	4,888
Series 2005-AR6 2A1
3.681%, 9/25/35(l)		4,348	4,413
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
0.716%, 2/19/36(l)		2,651	1,933
Series 2005-2 2A1A
0.596%, 5/19/35(l)		1,352	1,251
Series 2005-9 2A1A
0.496%, 6/20/35(l)		2,499	2,446
Hawksmoor Mortgages,
Series 2019-1A A
1.112%, 5/25/53(l)§	GBP	261,685	338,240
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
3.753%, 11/25/35(l)		$2,269	2,177
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
0.928%, 5/25/34(l)		582	545
Series 2004-AR11 2A
3.717%, 12/25/34(l)		2,385	2,383
Series 2005-AR14 1A1A
0.428%, 7/25/35(l)		5,448	4,493
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
0.608%, 3/25/36(l)		229,745	211,345
Series 2006-A7 1A4
0.378%, 12/25/36(l)		44,273	41,328
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
3.358%, 2/25/35(l)		2,535	2,390
Series 2005-A6 2A1
2.990%, 8/25/35(l)		3,836	3,785
Series 2005-A6 4A1
2.919%, 9/25/35(l)		472	439
Series 2005-A6 7A1
3.090%, 8/25/35(l)		3,469	3,141
Series 2007-A1 1A1
3.215%, 7/25/35(l)		4,535	4,557
Series 2007-A1 3A3
3.462%, 7/25/35(l)		5,444	5,390
Series 2008-R2 1A1
3.213%, 7/27/37(l)§		15,413	15,367
Lehman XS Trust,
Series 2007-20N A1
1.298%, 12/25/37(l)		49,445	45,861
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.230%, 11/21/34(l)		2,784	2,809
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.852%, 11/15/31(l)		2,118	2,097
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9 5A1
2.998%, 12/25/35(l)		3,116	2,686
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
2.746%, 6/25/36(l)		5,783	5,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.592%, 12/15/30(l)		$2,440	$2,351
NCUA Guaranteed Notes Trust,
Series 2010-R1 1A
0.605%, 10/7/20(l)		17,316	17,314
Series 2010-R3 2A
0.715%, 12/8/20(l)		72,831	72,830
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59(l)§		84,746	90,525
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§		356,343	374,746
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
0.528%, 12/25/35(l)		221,800	211,212
RALI Trust,
Series 2005-QO1 A1
0.448%, 8/25/35(l)		2,400	2,018
Series 2007-QH8 A
2.029%, 10/25/37(l)		49,333	44,420
Residential Asset Securitization Trust,
Series 2005-A5 A3
0.548%, 5/25/35(l)		22,787	16,704
Series 2006-A10 A5
6.500%, 9/25/36		9,730	5,975
Series 2007-A6 2A1
6.500%, 6/25/37		125,393	51,864
Residential Mortgage Securities 32 plc,
Series 32A A
1.312%, 6/20/70(l)§	GBP	100,000	129,591
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37		$6,525	6,444
Sequoia Mortgage Trust,
Series 2007-3 1A1
0.358%, 7/20/36(l)		15,042	14,333
Series 5 A
0.506%, 10/19/26(l)		723	705
Stratton Mortgage Funding plc,
Series 2019-1 A
1.262%, 5/25/51(l)(m)	GBP	89,164	114,979
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.170%, 2/25/34(l)		$2,412	2,363
Series 2004-19 2A1
2.419%, 1/25/35(l)		1,969	1,807
Series 2005-17 3A1
3.239%, 8/25/35(l)		2,548	2,454
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.816%, 10/19/34(l)		1,464	1,449
Series 2005-AR5 A1
0.406%, 7/19/35(l)		2,376	2,239
Series 2005-AR5 A2
0.406%, 7/19/35(l)		3,312	3,114
Series 2005-AR5 A3
0.406%, 7/19/35(l)		8,285	8,063
Series 2006-AR3 11A1
0.358%, 4/25/36(l)		5,094	4,317
Series 2006-AR4 2A1
0.338%, 6/25/36(l)		1,858	1,816
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1
1.103%, 10/20/51(l)§	GBP	304,985	394,480
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
2.219%, 11/25/42(l)		$339	320
Series 2005-AR10 3A1
2.369%, 8/25/35(l)		387	370
Series 2005-AR14 2A1
3.520%, 12/25/35(l)		2,094	2,007
Series 2006-AR3 A1A
2.019%, 2/25/46(l)		2,564	2,493
Series 2006-AR7 3A
2.182%, 7/25/46(l)		14,189	13,138
Series 2007-OA4 1A
1.789%, 5/25/47(l)		5,925	5,281

Total Collateralized Mortgage Obligations			4,218,984

Commercial Mortgage-Backed Securities (0.2%)
AREIT Trust,
Series 2020-CRE4 A
2.772%, 4/14/37(l)§		100,000	101,039
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.202%, 9/15/36(l)§		86,502	85,287
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		38,277	39,508

Total Commercial Mortgage-Backed Securities			225,834

Corporate Bonds (1.9%)
Communication Services (0.0%)
Media (0.0%)
Charter Communications Operating LLC
4.464%, 7/23/22		10,000	10,584

Total Communication Services			10,584

Consumer Discretionary (0.2%)
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.
(ICE LIBOR USD 3 Month + 0.43%), 0.677%, 10/28/21(k)		200,000	200,513

Total Consumer Discretionary			200,513

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Petrobras Global Finance BV
5.093%, 1/15/30		103,000	108,238

Total Energy			108,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (1.2%)
Banks (0.5%)
Bank of America Corp.
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		$20,000	$21,554
UniCredit SpA
7.830%, 12/4/23§		350,000	409,655

			431,209

Capital Markets (0.5%)
British Transco International Finance BV
(Zero Coupon), 11/4/21(m)		20,000	19,871
Deutsche Bank AG
4.250%, 10/14/21		400,000	411,373

			431,244

Consumer Finance (0.2%)
Ford Motor Credit Co. LLC
3.550%, 10/7/22		200,000	197,250

Total Financials			1,059,703

Health Care (0.1%)
Biotechnology (0.1%)
AbbVie, Inc.
5.000%, 12/15/21§		60,000	62,538

Total Health Care			62,538

Industrials (0.2%)
Aerospace & Defense (0.2%)
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 0.793%, 11/10/20(k)		130,000	129,993

Road & Rail (0.0%)
ERAC USA Finance LLC
4.500%, 8/16/21§		20,000	20,605

Total Industrials			150,598

Information Technology (0.0%)
Software (0.0%)
VMware, Inc.
3.900%, 8/21/27		10,000	11,152

Total Information Technology			11,152

Utilities (0.1%)
Multi-Utilities (0.1%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.700%, 3/15/21(k)		50,000	50,052

Total Utilities			50,052

Total Corporate Bonds			1,653,378

Foreign Government Securities (6.6%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	2,393,592	2,930,782
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	218,695	216,552
Commonwealth of Australia
1.250%, 2/21/22 TIPS(m)	AUD	255,354	187,367
3.000%, 9/20/25 TIPS(m)		412,500	350,555
French Republic
0.100%, 3/1/26 TIPS(m)	EUR	100,000	124,746
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	82,733,080	781,710
0.100%, 3/10/29 TIPS		18,035,460	170,580
Kingdom of Saudi Arabia
4.000%, 4/17/25(m)		$200,000	221,750
Mex Bonos Desarr Fix Rt
7.750%, 5/29/31	MXN	1,980,000	100,907
New Zealand Government Bond
2.000%, 9/20/25 TIPS(m)	NZD	254,771	190,772
3.000%, 9/20/30 TIPS(m)		571,012	512,839
Republic of Peru
5.940%, 2/12/29§	PEN	200,000	65,146

Total Foreign Government Securities			5,853,706

Mortgage-Backed Securities (15.5%)
FNMA/FHLMC UMBS, 30 Year,
Single Family
2.000%, 10/25/50 TBA		$200,000	206,813
3.500%, 10/25/50 TBA		3,900,000	4,111,453
2.000%, 11/25/50 TBA		1,300,000	1,341,539
2.500%, 11/25/50 TBA		3,400,000	3,561,234
3.000%, 11/25/50 TBA		2,100,000	2,200,160
4.000%, 11/25/50 TBA		600,000	640,641
GNMA
2.500%, 10/15/50 TBA		1,500,000	1,574,883

Total Mortgage-Backed Securities			13,636,723

Municipal Bond (0.0%)
Tobacco Settlement Finance Authority of West Virginia,
Series A
7.467%, 6/1/47		20,000	21,409

Total Municipal Bond			21,409

U.S. Government Agency Security (5.7%)
FNMA
1.375%, 2/26/21		5,000,000	5,025,051

Total U.S. Government Agency Security			5,025,051

U.S. Treasury Obligations (110.9%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,775,398	2,089,186
2.375%, 1/15/27 TIPS		25,696	31,626
1.750%, 1/15/28 TIPS		2,770,387	3,370,899
3.625%, 4/15/28 TIPS(z)		4,645,684	6,359,656
2.500%, 1/15/29 TIPS		567,201	740,220
3.875%, 4/15/29 TIPS		931,475	1,337,385
2.125%, 2/15/40 TIPS		923,053	1,413,398
2.125%, 2/15/41 TIPS		283,958	440,521
0.750%, 2/15/42 TIPS		1,215,460	1,527,008
0.625%, 2/15/43 TIPS		383,166	471,188
1.375%, 2/15/44 TIPS		2,901,641	4,120,586
0.750%, 2/15/45 TIPS		2,090,570	2,657,198
1.000%, 2/15/46 TIPS		1,826,162	2,460,471
0.875%, 2/15/47 TIPS		976,758	1,297,539
1.000%, 2/15/48 TIPS		977,160	1,344,828
0.250%, 2/15/50 TIPS		352,730	415,635
U.S. Treasury Inflation Linked Notes
0.125%, 4/15/21 TIPS		5,684,744	5,705,580
0.125%, 1/15/22 TIPS		1,144,770	1,162,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.125%, 4/15/22 TIPS(z)	$11,815,286	$12,020,557
0.125%, 7/15/22 TIPS	1,847,804	1,894,505
0.125%, 1/15/23 TIPS	853,108	878,601
0.625%, 4/15/23 TIPS(z)	6,655,106	6,956,375
0.375%, 7/15/23 TIPS	2,460,548	2,579,324
0.625%, 1/15/24 TIPS	1,710,093	1,816,195
0.500%, 4/15/24 TIPS	821,864	872,222
0.125%, 4/15/25 TIPS	993,069	1,056,384
0.375%, 7/15/25 TIPS	382,407	414,580
0.625%, 1/15/26 TIPS	3,642,070	4,008,416
0.125%, 7/15/26 TIPS	1,178,214	1,276,300
0.375%, 1/15/27 TIPS	1,083,346	1,191,496
0.375%, 7/15/27 TIPS	5,433,696	6,035,028
0.500%, 1/15/28 TIPS	3,844,501	4,309,498
0.750%, 7/15/28 TIPS	3,210,173	3,695,960
0.875%, 1/15/29 TIPS	1,333,969	1,552,732
0.250%, 7/15/29 TIPS(z)	4,958,292	5,540,183
0.125%, 1/15/30 TIPS	1,923,485	2,123,466
0.125%, 7/15/30 TIPS	2,122,197	2,357,080
U.S. Treasury Notes
1.750%, 12/31/24(v)(z)	330,000	351,248

Total U.S. Treasury Obligations		97,875,590

Total Long-Term Debt Securities (151.0%) (Cost $126,890,097)		133,280,188

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (40.7%)
FFCB
0.11%, 10/29/20(o)(p)	10,000,000	9,999,132
0.11%, 11/3/20(o)(p)	5,000,000	4,999,489
FHLB
0.06%, 10/16/20(o)(p)	20,000,000	19,999,480
0.08%, 10/22/20(o)(p)	900,000	899,957

Total U.S. Government Agency Securities		35,898,058

Total Short-Term Investments (40.7%) (Cost $35,898,675)		35,898,058

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Schatz 11/20/2020 at EUR 115.50, European Style Notional Amount: EUR 14,000,000 Exchange Traded*	140	821
U.S. Treasury 10 Year Note 11/20/2020 at USD 155.50, American Style Notional Amount: USD 3,100,000 Exchange Traded*	31	—
U.S. Treasury 2 Year Note 11/20/2020 at USD 111.25, American Style Notional Amount: USD 8,600,000 Exchange Traded*	43	—
U.S. Treasury 30 Year Bond 10/23/2020 at USD 206.00, American Style Notional Amount: USD 4,300,000 Exchange Traded*	43	—

		821

Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Euro-Bobl 11/20/2020 at EUR 129.00, European Style Notional Amount: EUR 1,400,000 Exchange Traded*	14	82
Euro-Bund 11/20/2020 at EUR 157.00, European Style Notional Amount: EUR 2,000,000 Exchange Traded*	20	234
U.S. Treasury 5 Year Note 11/20/2020 at USD 117.50, American Style Notional Amount: USD 4,800,000 Exchange Traded*	48	—

		316

Total Options Purchased (0.0%) (Cost $2,713)		1,137

Total Investments in Securities (191.7%) (Cost $162,791,485)		169,179,383

Other Assets Less Liabilities (-91.7%)		(80,939,437)

Net Assets (100%)		$88,239,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $6,121,562 or 6.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $4,745,018 or 5.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020. (p) Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $14,901.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FRCPI — French Consumer Price Index

GBP — British Pound

GNMA — Government National Mortgage Association

HICPxT — Harmonised Index of Consumer Prices ex Tobacco

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

NCUA — National Credit Union Administration

NZD — New Zealand Dollar

PEN — Peruvian Sol

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UKRPI — United Kingdom Retail Price Index

UMBS — Uniform Mortgage-Backed Securities

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	14	12/2020	EUR	2,218,721	3,081
Euro-Bund	20	12/2020	EUR	4,092,320	22,613
U.S. Treasury 5 Year Note	48	12/2020	USD	6,049,500	5,563
U.S. Treasury Ultra Bond	9	12/2020	USD	1,996,312	(13,044)

					18,213

Short Contracts
Euro-BTP	(6)	12/2020	EUR	(1,038,181)	(10,922)
Euro-Buxl	(4)	12/2020	EUR	(1,044,325)	(16,736)
Euro-Schatz	(140)	12/2020	EUR	(18,431,618)	(12,312)
Japan 10 Year Bond	(1)	12/2020	JPY	(1,442,279)	(3,270)
U.S. Treasury 2 Year Note	(43)	12/2020	USD	(9,501,320)	(2,741)
U.S. Treasury 10 Year Note	(35)	12/2020	USD	(4,883,594)	(5,720)
U.S. Treasury 10 Year Ultra Note	(12)	12/2020	USD	(1,919,063)	2,778
U.S. Treasury Long Bond	(43)	12/2020	USD	(7,580,094)	17,598

					(31,325)

					(13,112)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	60,669	PEN	215,001	Citibank NA**	10/6/2020	1,008
GBP	359,000	USD	463,064	Bank of America	11/17/2020	280
USD	191,174	CAD	253,000	Citibank NA	11/17/2020	1,142
USD	443,796	EUR	373,000	Bank of America	11/17/2020	6,047
USD	180,711	EUR	152,000	Citibank NA	11/17/2020	2,325
USD	3,337,806	EUR	2,811,000	Goldman Sachs Bank USA	11/17/2020	38,847
USD	1,551,027	GBP	1,186,000	HSBC Bank plc	11/17/2020	20,315
USD	28,950	GBP	22,000	Morgan Stanley	11/17/2020	556
USD	59,992	PEN	215,001	HSBC Bank plc**	11/30/2020	339

Total unrealized appreciation						70,859

PEN	215,001	USD	60,064	HSBC Bank plc**	10/6/2020	(403)
USD	87,004	MXN	1,979,000	JPMorgan Chase Bank	10/21/2020	(2,289)
USD	538,150	AUD	753,000	Bank of America	11/17/2020	(1,249)
USD	993,816	JPY	106,004,939	Bank of America	11/17/2020	(11,825)
USD	658,629	NZD	1,008,000	Citibank NA	11/17/2020	(8,192)

Total unrealized depreciation						(23,958)

Net unrealized appreciation						46,901

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Written Call Options Contracts as of September 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
iTraxx Europe Main 33-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.00#	11/18/2020	(21)
iTraxx Europe Main 33-V1	Goldman Sachs Bank USA	500,000	EUR	(500,000)	EUR	0.00#	11/18/2020	(104)
iTraxx Europe Main 33-V1	JPMorgan Chase Bank	600,000	EUR	(600,000)	EUR	0.01	10/21/2020	(63)
iTraxx Europe Main 33-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.00#	12/16/2020	(49)
iTraxx Europe Main 33-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.00#	12/16/2020	(39)

								(276)

Written Put Options Contracts as of September 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
CDX North American Investment Grade 33-V1	Goldman Sachs Bank USA	300,000	USD	(300,000)	USD	0.03	3/17/2021	(355)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01	10/21/2020	(681)
CDX North American Investment Grade 34-V1	Bank of America	300,000	USD	(300,000)	USD	0.01	11/18/2020	(853)
CDX North American Investment Grade 34-V1	Barclays Bank plc	300,000	USD	(300,000)	USD	0.01	12/16/2020	(1,252)
CDX North American Investment Grade 34-V1	Goldman Sachs Bank USA	900,000	USD	(900,000)	USD	0.01	10/21/2020	(3,878)
CDX North American Investment Grade 34-V1	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	0.01	11/18/2020	(284)
CDX North American Investment Grade 34-V1	Goldman Sachs Bank USA	400,000	USD	(400,000)	USD	0.01	12/16/2020	(1,670)
CDX North American Investment Grade 34-V1	JPMorgan Chase Bank	200,000	USD	(200,000)	USD	0.01	12/16/2020	(835)
CDX North American Investment Grade 34-V1	Morgan Stanley	100,000	USD	(100,000)	USD	0.01	12/16/2020	(476)
iTraxx Europe Main 32-V1	Goldman Sachs Bank USA	200,000	EUR	(200,000)	EUR	0.03	3/17/2021	(51)
iTraxx Europe Main 33-V1	Bank of America	200,000	EUR	(200,000)	EUR	0.01	12/16/2020	(542)
iTraxx Europe Main 33-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.01	12/16/2020	(231)
iTraxx Europe Main 33-V1	Bank of America	100,000	EUR	(100,000)	EUR	0.01	11/18/2020	(112)
iTraxx Europe Main 33-V1	Goldman Sachs Bank USA	500,000	EUR	(500,000)	EUR	0.01	11/18/2020	(560)
iTraxx Europe Main 33-V1	JPMorgan Chase Bank	600,000	EUR	(600,000)	EUR	0.01	10/21/2020	(31)
iTraxx Europe Main 34-V1	Bank of America	400,000	EUR	(400,000)	EUR	0.01	12/16/2020	(635)
iTraxx Europe Main 34-V1	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	0.01	12/16/2020	(639)

								(13,085)

Total Written Options Contracts (Premiums Received ($9,012))								(13,361)

#	Less than 0.005.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 34-V9	5.00	Quarterly	6/20/2025	3.83	USD	100,000	6,374	(10,991)	(4,617)
CDX North American High Yield Index Series 34-V9	5.00	Quarterly	6/20/2025	3.83	USD	400,000	25,586	(44,055)	(18,469)

Total Centrally Cleared Credit default swap contracts outstanding							31,960	(55,046)	(23,086)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Inflation-linked swap contracts outstanding as of September 30, 2020 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
HICPXT at termination	0.09% at termination	Receive	5/15/2022	EUR	1,000,000	1,408	1,408
HICPXT at termination	0.33% at termination	Receive	7/15/2022	EUR	300,000	685	655
FRCPI at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	94,761	94,761
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	300,000	19,569	19,569
UKRPI at termination	3.85% at termination	Pay	9/15/2024	GBP	200,000	13,099	13,046
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	200,000	(1,003)	3,362
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	700,000	(3,356)	11,766
UKRPI at termination	3.33% at termination	Pay	1/15/2025	GBP	1,000,000	(8,895)	16,808
UKRPI at termination	3.58% at termination	Pay	11/15/2028	GBP	340,000	21,076	21,076
UKRPI at termination	3.59% at termination	Pay	11/15/2028	GBP	160,000	10,326	10,326
UKRPI at termination	3.60% at termination	Pay	11/15/2028	GBP	80,000	5,200	5,200
UKRPI at termination	3.55% at termination	Pay	10/15/2033	GBP	760,000	68,237	68,237
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	200,000	1,336	1,575
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	100,000	787	787

						223,230	268,576

FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	900,000	(38,468)	(38,468)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(4,274)	(4,274)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	700,000	(29,753)	(29,920)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	100,000	(4,299)	(4,274)
USCPI at termination	1.58% at termination	Receive	9/20/2021	USD	500,000	(3,028)	(3,028)
USCPI at termination	1.59% at termination	Receive	9/20/2021	USD	500,000	(3,102)	(3,150)
USCPI at termination	0.86% at termination	Pay	6/15/2021	USD	300,000	(2,811)	(2,811)
USCPI at termination	0.90% at termination	Pay	6/17/2021	USD	800,000	(7,619)	(7,619)
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	200,000	(1,707)	(1,700)
USCPI at termination	1.03% at termination	Pay	6/18/2021	USD	600,000	(5,101)	(5,101)
USCPI at termination	1.34% at termination	Pay	6/29/2021	USD	500,000	(4,237)	(4,237)
USCPI at termination	1.34% at termination	Pay	7/1/2021	USD	700,000	(6,337)	(6,337)
USCPI at termination	1.35% at termination	Pay	7/2/2021	USD	200,000	(1,800)	(1,800)
USCPI at termination	1.42% at termination	Pay	7/9/2021	USD	100,000	(870)	(866)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(1,298)	(1,298)
USCPI at termination	1.69% at termination	Pay	8/7/2021	USD	200,000	(1,281)	(1,298)
USCPI at termination	1.83% at termination	Pay	8/14/2021	USD	500,000	(2,090)	(2,090)
USCPI at termination	1.84% at termination	Pay	8/14/2021	USD	300,000	(1,196)	(1,209)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	100,000	(216)	(216)
USCPI at termination	1.86% at termination	Pay	8/26/2021	USD	200,000	(396)	(432)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	200,000	(427)	(1,071)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	600,000	(3,212)	(3,212)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	100,000	(558)	(535)

						(124,080)	(124,946)

Total Centrally Cleared Inflation-linked swap contracts outstanding						99,150	143,630

(1)	Value of floating rate index at September 30, 2020 was as follows:

Floating Rate Index	Value
FRCPI EUR	1.05%
HICPXT EUR	1.23%
UKRPI GBP	2.94%
USCPI USD	2.60%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,769,513	$—	$4,769,513
Centrally Cleared Inflation-linked Swaps	—	236,484	—	236,484
Collateralized Mortgage Obligations	—	4,218,984	—	4,218,984
Commercial Mortgage-Backed Securities	—	225,834	—	225,834
Corporate Bonds
Communication Services	—	10,584	—	10,584
Consumer Discretionary	—	200,513	—	200,513
Energy	—	108,238	—	108,238
Financials	—	1,059,703	—	1,059,703
Health Care	—	62,538	—	62,538
Industrials	—	150,598	—	150,598
Information Technology	—	11,152	—	11,152
Utilities	—	50,052	—	50,052
Foreign Government Securities	—	5,853,706	—	5,853,706
Forward Currency Contracts	—	70,859	—	70,859
Futures	51,633	—	—	51,633
Mortgage-Backed Securities	—	13,636,723	—	13,636,723
Municipal Bond	—	21,409	—	21,409
Options Purchased
Call Options Purchased	821	—	—	821
Put Options Purchased	316	—	—	316
Short-Term Investments
U.S. Government Agency Securities	—	35,898,058	—	35,898,058
U.S. Government Agency Security	—	5,025,051	—	5,025,051
U.S. Treasury Obligations	—	97,875,590	—	97,875,590

Total Assets	$52,770	$169,485,589	$—	$169,538,359

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(55,046)	$—	$(55,046)
Centrally Cleared Inflation-linked Swaps	—	(137,334)	—	(137,334)
Forward Currency Contracts	—	(23,958)	—	(23,958)
Futures	(64,745)	—	—	(64,745)
Options Written
Call Options Written	—	(276)	—	(276)
Put Options Written	—	(13,085)	—	(13,085)

Total Liabilities	$(64,745)	$(229,699)	$—	$(294,444)

Total	$(11,975)	$169,255,890	$—	$169,243,915

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,882,810
Aggregate gross unrealized depreciation	(562,965)

Net unrealized appreciation	$6,319,845

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,000,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.8%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4
0.408%, 9/25/36(l)	$221,606	$211,356
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25	326,845	262,153
Series 2016-3 A
3.250%, 10/15/28	169,332	132,079
Series 2016-3 AA
3.000%, 10/15/28	254,046	236,263
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass- Through Certificates,
Series 2005-R9 M1
0.618%, 11/25/35(l)	343,853	334,274
Anchorage Capital Clo 16 Ltd.,
Series 2020-16A A
0.000%, 10/20/31(l)§	1,000,000	1,000,000
Argent Securities Trust,
Series 2006-M1 A2C
0.298%, 7/25/36(l)	728,529	295,720
Series 2006-W2 A2B
0.338%, 3/25/36(l)	245,478	156,963
Atrium XII,
Series 12A AR
1.088%, 4/22/27(l)§	692,096	685,576
Avery Point IV CLO Ltd.,
Series 2014-1A AR
1.344%, 4/25/26(l)§	98,193	98,117
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2
0.308%, 8/25/36(l)	32,321	38,712
Series 2006-HE9 1A2
0.298%, 11/25/36(l)	292,882	268,399
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2
1.273%, 2/25/35(l)	204,999	200,905
California Street CLO XII Ltd.,
Series 2013-12A AR
1.305%, 10/15/25(l)§	296,433	295,544
CBAM Ltd.,
Series 2018-5A A
1.293%, 4/17/31(l)§	1,000,000	986,280
Series 2018-8A A1
1.392%, 10/20/29(l)§	1,000,000	993,248
C-BASS TRUST,
Series 2006-CB9 A1
0.208%, 11/25/36(l)	14,461	8,295
Cent CLO 24 Ltd.,
Series 2015-24A A1R
1.345%, 10/15/26(l)§	676,894	674,167
Chesapeake Funding II LLC,
Series 2018-2A A1
3.230%, 8/15/30§	296,622	300,924
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1
6.750%, 5/25/36(e)	148,938	106,487
CLNC Ltd.,
Series 2019-FL1 A
1.406%, 8/20/35(l)§	700,000	693,130
Countrywide Asset-Backed Certificates,
Series 2004-2 M1
0.898%, 5/25/34(l)	$48,084	$46,713
Series 2006-2 M1
0.548%, 6/25/36(l)	300,000	291,293
Series 2006-21 2A4
0.378%, 5/25/37(l)	300,000	268,238
Series 2006-24 1A
0.288%, 6/25/47(l)	117,778	104,268
CWABS Asset-Backed Certificates Trust,
Series 2007-12 2A3
0.948%, 8/25/47(l)	34,717	33,315
EMC Mortgage Loan Trust,
Series 2001-A A
0.888%, 5/25/40(l)§	4,010	3,822
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§	900,000	924,927
FFMLT Trust,
Series 2005-FF8 M1
0.883%, 9/25/35(l)	7,057	7,035
Figueroa CLO Ltd.,
Series 2014-1A AR
1.175%, 1/15/27(l)§	151,898	151,518
Ford Credit Floorplan Master Owner Trust A,
Series 2018-1 A2
0.432%, 5/15/23(l)	1,200,000	1,199,473
Fremont Home Loan Trust,
Series 2005-D M1
0.558%, 11/25/35(l)	300,000	270,299
Series 2006-E 2A1
0.208%, 1/25/37(l)	2,595	1,347
GSAA Trust,
Series 2006-7 AF2
5.995%, 3/25/46(l)	323,365	196,710
GSAMP Trust,
Series 2006-NC2 A2B
0.238%, 6/25/36(l)	157,934	101,053
GSPA Monetization Trust,
6.422%, 10/9/29§	296,184	330,624
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A AR
1.358%, 10/22/25(l)§	176,082	175,601
Home Equity Loan Trust,
Series 2007-FRE1 2AV3
0.378%, 4/25/37(l)	688,667	632,975
Jamestown CLO VII Ltd.,
Series 2015-7A A1R
1.074%, 7/25/27(l)§	203,309	201,956
JetBlue Pass-Through Trust,
Series 2020-1A
4.000%, 11/15/32	900,000	924,795
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.123%, 1/17/28(l)§	792,660	781,642
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1
0.558%, 10/25/35(l)	300,000	282,514
Series 2006-FRE1 M1
0.538%, 5/25/35(l)	200,000	194,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 1)
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5
0.408%, 3/25/37(l)	$98,743	$94,279
Lehman XS Trust,
Series 2006-8 2A1
0.328%, 6/25/36(l)	59,617	55,493
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.282%, 5/15/28(l)§	626,130	623,004
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.740%, 8/20/24(l)§	568,980	582,647
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4
0.728%, 12/25/35(l)	131,035	127,161
Series 2006-FRE2 A5
0.388%, 3/25/36(l)	209,307	144,264
Monarch Grove CLO Ltd.,
Series 2018-1A A1
1.125%, 1/25/28(l)§	336,916	332,902
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D
0.398%, 8/25/36(l)	555,447	334,459
Series 2006-WMC2 A2C
0.298%, 7/25/36(l)	286,223	133,573
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.472%, 4/18/25(l)§	89,686	89,470
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D
0.388%, 11/25/36(l)	122,188	54,997
OCP CLO Ltd.,
Series 2015-9A A1R
1.075%, 7/15/27(l)§	239,960	238,906
OHA Credit Funding 3 Ltd.,
Series 2019-3A A1
1.592%, 7/20/32(l)§	1,000,000	1,002,180
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	586,061	593,783
Option One Mortgage Loan Trust,
Series 2007-5 1A1
0.368%, 5/25/37(l)	454,548	309,131
Series 2007-CP1 1A1
0.288%, 3/25/37(l)	238,080	201,493
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2
0.838%, 11/25/35(l)	600,000	565,475
OZLM Funding Ltd.,
Series 2012-1A A1R2
1.488%, 7/22/29(l)§	791,122	784,827
Palmer Square CLO Ltd.,
Series 2018-3A A1
1.130%, 8/15/26(l)§	279,388	277,305
RAAC Trust,
Series 2006-SP2 M1
0.488%, 2/25/36(l)	49,768	48,891
RAMP Trust,
Series 2005-RS4 M5
0.828%, 4/25/35(l)	300,000	292,039
RASC Trust,
Series 2005-EMX5 A3
0.808%, 12/25/35(l)	168,125	144,805
Series 2006-EMX2 M1
0.548%, 2/25/36(l)	278,968	268,103
Series 2006-KS7 A4
0.388%, 9/25/36(l)	225,242	219,310
Series 2007-KS3 AI3
0.398%, 4/25/37(l)	75,931	73,868
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2
5.285%, 1/25/37(e)	549,029	251,233
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A
0.278%, 5/25/37(l)	48,000	36,123
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C
0.418%, 2/25/36(l)	78,240	49,882
SLM Student Loan Trust,
Series 2003-10A A3
0.720%, 12/15/27(l)§	219,208	216,818
Series 2003-11 A6
0.800%, 12/15/25(l)§	336,320	330,731
Soundview Home Loan Trust,
Series 2007-OPT5 1A1
1.048%, 10/25/37(l)	751,347	605,396
Series 2007-WMC1 3A1
0.258%, 2/25/37(l)	81,946	25,392
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D
0.298%, 11/25/37(l)	667,924	417,610
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3
0.598%, 5/25/37(l)§	300,000	284,862
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.423%, 1/17/26(l)§	109,077	108,793
Series 2013-1A A2R
1.443%, 1/17/26(l)§	109,077	108,793
Telos CLO Ltd.,
Series 2014-6A A1R
1.543%, 1/17/27(l)§	158,320	157,914
TRESTLES CLO Ltd.,
Series 2017-1A A1A
1.535%, 7/25/29(l)§	1,000,000	992,035
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.301%, 10/15/34(l)§	900,000	879,513
United Airlines Pass-Through Trust,
Series 2016-2 AA
2.875%, 10/7/28	673,131	636,109
Venture XVI CLO Ltd.,
Series 2014-16A ARR
1.125%, 1/15/28(l)§	338,515	334,251
Venture XX CLO Ltd.,
Series 2015-20A AR
1.095%, 4/15/27(l)§	318,966	316,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Voya CLO Ltd.,
Series 2014-3A A1R
0.965%, 7/25/26(l)§		$77,539	$77,240
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3
0.398%, 4/25/37(l)		247,854	123,469

Total Asset-Backed Securities			28,648,938

Collateralized Mortgage Obligations (6.5%)
Alba plc,
Series 2007-1 A3
0.223%, 3/17/39(l)(m)	GBP	407,120	497,349
Alternative Loan Trust,
Series 2005-32T1 A3
1.148%, 8/25/35(l)		$120,402	60,316
Series 2006-45T1 1A16
6.000%, 2/25/37		285,248	199,321
Series 2006-OA11 A1B
0.338%, 9/25/46(l)		480,394	446,287
Series 2006-OA12 A1B
0.346%, 9/20/46(l)		181,743	158,812
Series 2006-OA3 1A1
0.348%, 5/25/36(l)		42,771	36,036
American Home Mortgage Investment Trust,
Series 2004-4 4A
2.315%, 2/25/45(l)		7,586	7,591
Series 2006-2 3A2
6.700%, 6/25/36(e)		492,775	140,958
Banc of America Funding Trust,
Series 2005-D A1
3.676%, 5/25/35(l)		10,442	10,552
Series 2007-2 1A2
6.000%, 3/25/37		99,652	89,595
Banc of America Mortgage Trust,
Series 2003-D 2A4
4.295%, 5/25/33(l)		8,546	8,542
BCAP LLC Trust,
Series 2007-AA2 12A1
0.358%, 5/25/47(l)		99,837	91,211
Series 2011-RR5 12A1
4.858%, 3/26/37(e)§		31,953	32,104
Bear Stearns ALT-A Trust,
Series 2005-4 23A1
3.502%, 5/25/35(l)		34,466	34,146
Series 2005-7 22A1
3.251%, 9/25/35(l)		27,427	21,453
Series 2006-3 35A1
3.857%, 5/25/36(l)		73,107	49,500
Bear Stearns ARM Trust,
Series 2002-11 1A1
3.682%, 2/25/33(l)		216	212
Series 2002-11 1A2
3.752%, 2/25/33(l)		527	473
Series 2003-1 6A1
4.016%, 4/25/33(l)		1,845	1,902
Series 2003-8 2A1
4.051%, 1/25/34(l)		7,739	7,924
Series 2004-1 12A5
3.783%, 4/25/34(l)		15,652	15,090
Series 2004-10 22A1
4.378%, 1/25/35(l)		7,954	7,650
Series 2004-10 23A1
3.747%, 1/25/35(l)		2,217	2,173
Series 2004-3 1A1
3.398%, 7/25/34(l)		12,159	11,182
Series 2004-8 2A1
3.195%, 11/25/34(l)		36,168	35,298
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.072%, 1/26/36(l)		46,946	38,410
Series 2007-R6 2A1
6.765%, 12/26/46(l)		39,121	34,271
Chase Mortgage Finance Trust,
Series 2005-A2 3A5
3.591%, 1/25/36(l)		63,998	56,698
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3
3.735%, 11/25/34(l)		28,481	28,234
Series 2004-HYB9 1A1
3.597%, 2/20/35(l)		16,991	16,890
Series 2005-HYB9 3A2A
2.195%, 2/20/36(l)		6,105	5,307
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A
2.530%, 10/25/35(l)		3,633	3,598
Series 2009-7 5A2
5.500%, 12/25/35§		83,928	65,298
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4
3.421%, 5/25/35(l)		12,653	12,784
Series 2005-6 A2
2.290%, 9/25/35(l)		138,110	139,665
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-AR21 2A1
4.996%, 6/25/32(l)		530	527
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1
0.298%, 3/25/37(l)		157,855	150,030
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1
0.648%, 2/25/35(l)		6,265	5,971
Eurosail-UK plc,
Series 2007-1X A3C
0.220%, 3/13/45(l)(m)	GBP	143,398	182,252
Series 2007-2X A3C
0.210%, 3/13/45(l)(m)		38,174	48,100
FHLMC,
Series 1529 Z
7.000%, 6/15/23		$2,251	2,381
Series 2248 FB
0.652%, 9/15/30(l)		146	146
Series 2266 F
0.602%, 11/15/30(l)		81	81
Series 3360 FC
0.872%, 5/15/37(l)		7,193	7,327
Series 4989 FA
0.506%, 8/15/40(l)		463,034	454,798
Series 4989 FB
0.506%, 10/15/40(l)		373,606	366,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1
2.371%, 2/25/45(l)		$5,310	$5,394
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1
2.841%, 8/25/35(l)		76,706	68,442
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1
3.097%, 10/25/35(l)		55,814	54,283
FNMA,
Series 1993-45 Z
7.000%, 4/25/23		2,029	2,137
Series 2003-25 KP
5.000%, 4/25/33		14,189	16,196
Series 2004-W2 5AF
0.498%, 3/25/44(l)		14,905	14,927
Series 2005-79 NF
0.558%, 9/25/35(l)		9,152	9,210
Series 2006-118 A1
0.235%, 12/25/36(l)		5,698	5,665
Series 2006-5 3A2
3.141%, 5/25/35(l)		4,675	4,766
Series 2007-42 AF
0.398%, 5/25/37(l)		1,156	1,157
Series 2007-73 A1
0.235%, 7/25/37(l)		15,480	15,226
Series 2015-58 AI
2.760%, 8/25/55IO IO(l)		392,596	23,163
Series 2016-62 AF
0.606%, 9/25/46(l)		86,367	85,254
GNMA,
Series 2015-H18 FB
0.755%, 7/20/65(l)		533,934	536,611
Series 2015-H19 FK
0.755%, 8/20/65(l)		402,668	404,664
Series 2016-H02 FH
1.155%, 1/20/66(l)		146,129	149,141
Series 2016-H06 FJ
0.805%, 7/20/63(l)		32,432	32,449
Series 2016-H14 FA
0.955%, 6/20/66(l)		241,417	244,528
Series 2016-H17 FC
0.985%, 8/20/66(l)		640,395	649,534
Series 2016-H17 FM
0.605%, 8/20/66(l)		6,079	6,080
Series 2016-H20 PT
3.672%, 9/20/66(l)		717,982	766,652
Series 2016-H22 FA
0.925%, 10/20/66(l)		401,424	406,186
Series 2017-H10 FB
1.904%, 4/20/67(l)		493,032	503,239
Series 2018-38 WF
0.456%, 10/20/43(l)		324,534	323,791
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC
0.363%, 6/18/39(l)§		117,897	114,381
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.681%, 9/25/35(l)		38,263	38,830
Series 2005-AR7 6A1
3.350%, 11/25/35(l)		12,836	12,613
HarborView Mortgage Loan Trust,
Series 2005-12 2A12
1.656%, 10/19/35(l)		$73,598	$58,580
Series 2005-14 4A1A
3.068%, 12/19/35(l)		88,218	60,950
Series 2005-2 2A1A
0.596%, 5/19/35(l)		10,814	10,007
Series 2005-4 3A1
3.572%, 7/19/35(l)		36,682	30,770
Hawksmoor Mortgages,
Series 2019-1A A
1.112%, 5/25/53(l)§	GBP	2,355,165	3,044,160
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A
0.318%, 1/25/37(l)		$79,925	72,820
Series 2006-AR9 2A1
3.313%, 6/25/36(l)		237,225	196,372
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		13,391	9,578
Series 2006-A3 6A1
2.970%, 8/25/34(l)		50,674	48,902
Series 2006-A6 1A4L
3.382%, 10/25/36(l)		87,262	75,820
Landmark Mortgage Securities No. 3 plc,
Series 3 A
0.358%, 4/17/44(l)(m)	GBP	716,643	870,308
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3
1.759%, 1/25/47(l)		$89,375	155,570
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5
2.688%, 4/25/35(l)		70,171	67,728
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A
3.243%, 7/25/35(l)		91,235	83,281
MortgageIT Trust,
Series 2005-5 A2
0.768%, 12/25/35(l)		72,328	69,076
Prime Mortgage Trust,
Series 2004-CL1 1A2
0.548%, 2/25/34(l)		1,916	1,812
Series 2006-CL1 A1
0.648%, 2/25/35(l)		89,140	84,330
RALI Trust,
Series 2005-QA13 2A1
4.370%, 12/25/35(l)		11,559	10,327
Series 2006-QS12 1A1
6.500%, 9/25/36		222,011	158,489
Series 2006-QS13 1A10
6.000%, 9/25/36		19,264	17,803
Series 2007-QA3 A1
0.248%, 5/25/37(l)		278,202	253,843
Series 2008-QR1 1A1
1.548%, 8/25/36(l)		53,598	52,707
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.317%, 12/25/35(l)§		153,487	153,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
Residential Asset Securitization Trust,
Series 2005-A11 1A1
0.598%, 10/25/35(l)		$55,343	$37,427
RFMSI Trust,
Series 2007-S6 1A11
6.000%, 6/25/37		81,526	80,514
STARM Mortgage Loan Trust,
Series 2007-1 2A1
3.853%, 2/25/37(l)		56,928	52,248
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1
0.348%, 4/25/47(l)		62,178	56,728
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3
0.406%, 7/19/35(l)		41,423	40,316
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1
0.816%, 9/19/32(l)		905	879
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2002-14A 2A1
2.751%, 7/25/32(l)		18	16
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B
1.672%, 3/25/37(l)		47,046	42,467
Series 2007-3 3A1
1.622%, 6/25/47(l)		298,785	258,957
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.965%, 7/20/45(l)§	GBP	1,852,520	2,384,397
Towd Point Mortgage Funding 2020-Auburn 14 plc,
Series 2020-A14X A
0.963%, 5/20/45(l)(m)		1,753,632	2,256,753
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1
3.898%, 5/20/36(l)		$61,416	60,769
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1
0.438%, 10/25/45(l)		5,953	5,871
Series 2005-AR6 1A1A
0.648%, 2/25/45(l)		338,552	330,075
Series 2006-AR16 3A3
3.546%, 12/25/36(l)		19,997	18,584
Series 2007-HY5 2A1
3.325%, 5/25/37(l)		121,773	102,205
Series 2007-HY7 4A2
3.306%, 7/25/37(l)		70,680	68,212
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A
0.982%, 12/21/49(l)§	GBP	787,321	1,011,664
Series 3A B
1.682%, 12/21/49(l)§		100,000	129,082
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1
2.719%, 10/25/36(l)		$692,577	658,112

Total Collateralized Mortgage Obligations			21,261,445

Commercial Mortgage-Backed Securities (3.4%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		900,000	900,036
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5
2.756%, 5/15/53§		600,000	656,432
AREIT Trust,
Series 2020-CRE4 A
2.772%, 4/14/37(l)§		600,000	606,233
Business Mortgage Finance 7 plc,
Series 7X A1
2.073%, 2/15/41(l)(m)	GBP	84,947	108,045
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB
3.644%, 12/10/54		$300,000	325,443
COMM Mortgage Trust,
Series 2018-COR3 A3
4.228%, 5/10/51		700,000	833,466
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023 X1
1.354%, 8/25/22 IO(l)		1,992,956	38,850
FNMA ACES,
Series 2020-M33 X2
2.358%, 1/25/31 IO(l)		1,900,000	288,858
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		200,000	199,904
Series 2016-RENT B
3.980%, 2/10/29§		700,000	697,182
Series 2017-GPTX A
2.856%, 5/10/34§		400,000	396,018
GS Mortgage Securities Trust,
Series 2015-GC30 AAB
3.120%, 5/10/50		558,473	579,061
Series 2016-GS3 WMB
3.722%, 10/10/49(l)§		100,000	96,150
Hilton USA Trust,
Series 2016-SFP A
2.828%, 11/5/35§		600,000	613,649
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-LAQ A
1.152%, 6/15/32(l)§		606,607	579,321
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB
3.069%, 2/15/48		87,948	92,096
Series 2015-C27 ASB
3.557%, 12/15/47		300,000	318,776
Morgan Stanley Capital I Trust,
Series 2020-CNP A
2.508%, 4/5/42(l)§		800,000	797,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal		Value
	Amount		(Note 1)
MSSG Trust,
Series 2017-237P A
3.397%, 9/13/39§		$700,000	$752,812
Tharaldson Hotel Portfolio Trust,
Series 2018-THL A
0.909%, 11/11/34(l)§		324,032	310,894
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5
4.302%, 1/15/52		800,000	953,407
Worldwide Plaza Trust,
Series 2017-WWP A
3.526%, 11/10/36§		900,000	983,543

Total Commercial Mortgage-Backed Securities			11,127,492

Corporate Bonds (39.9%)
Communication Services (2.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
2.250%, 2/1/32		800,000	799,635
Verizon Communications, Inc.
3.376%, 2/15/25		1,200,000	1,337,956

			2,137,591

Entertainment (0.7%)
Netflix, Inc.
4.625%, 5/15/29	EUR	500,000	676,645
TWDC Enterprises 18 Corp.
2.125%, 9/13/22(m)		$200,000	203,639
Walt Disney Co. (The)
2.650%, 1/13/31		1,300,000	1,403,159

			2,283,443

Media (0.3%)
Charter Communications
Operating LLC
4.464%, 7/23/22		100,000	105,843
Discovery Communications LLC
3.625%, 5/15/30		900,000	995,055

			1,100,898

Wireless Telecommunication Services (0.4%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§		700,000	756,000
5.152%, 3/20/28§		400,000	468,000

			1,224,000

Total Communication Services			6,745,932

Consumer Discretionary (2.9%)
Automobiles (1.3%)
BMW Finance NV
2.250%, 8/12/22§		700,000	719,980
Daimler Finance North America LLC
2.550%, 8/15/22§		700,000	721,509
3.700%, 5/4/23§		700,000	749,088
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month +
0.63%), 0.857%, 9/21/21(k)§ .		623,000	616,529
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	801,831
Volkswagen Group of America Finance LLC
3.200%, 9/26/26§		700,000	766,741

			4,375,678

Hotels, Restaurants & Leisure (0.8%)
Choice Hotels International, Inc.
3.700%, 12/1/29		700,000	740,366
Starbucks Corp.
2.550%, 11/15/30		900,000	952,911
Wynn Las Vegas LLC
5.500%, 3/1/25§		800,000	754,000

			2,447,277

Household Durables (0.6%)
Mohawk Industries, Inc.
3.625%, 5/15/30		900,000	981,481
NVR, Inc.
3.000%, 5/15/30		900,000	971,020

			1,952,501

Internet & Direct Marketing Retail (0.2%)
Expedia Group, Inc.
3.250%, 2/15/30		700,000	670,509

Total Consumer Discretionary			9,445,965

Consumer Staples (2.0%)
Beverages (0.3%)
Bacardi Ltd.
4.450%, 5/15/25§		500,000	559,121
Keurig Dr Pepper, Inc.
4.057%, 5/25/23		500,000	544,303

			1,103,424

Food & Staples Retailing (0.1%)
Seven & i Holdings Co. Ltd.
3.350%, 9/17/21§		500,000	512,256

Food Products (0.3%)
Campbell Soup Co.
3.650%, 3/15/23		172,000	183,546
Conagra Brands, Inc.
4.300%, 5/1/24		700,000	779,509

			963,055

Household Products (0.1%)
Reckitt Benckiser Treasury Services plc
2.375%, 6/24/22§		200,000	205,754

Tobacco (1.2%)
Altria Group, Inc.
2.350%, 5/6/25		800,000	842,400
BAT Capital Corp.
3.557%, 8/15/27		100,000	107,600
Imperial Brands Finance plc
3.125%, 7/26/24§		400,000	422,446
3.500%, 7/26/26§		600,000	650,207
3.875%, 7/26/29§		800,000	872,436
Philip Morris International, Inc.
2.375%, 8/17/22		900,000	929,954

			3,825,043

Total Consumer Staples			6,609,532

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes a GE Co. LLC
2.773%, 12/15/22		300,000	313,322
Odebrecht Drilling Norbe VIII/IX Ltd.
7.350%, 12/1/26 PIK(m)		324,306	80,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/30/20(y)§		$200,000	$200

			393,612

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
3.400%, 2/15/31		600,000	589,365
Energy Transfer Operating LP
5.250%, 4/15/29		600,000	645,246
Greenko Solar Mauritius Ltd.
5.950%, 7/29/26§		700,000	724,500
MPLX LP
4.000%, 3/15/28		300,000	325,196
ONEOK Partners LP
6.850%, 10/15/37		800,000	912,474
Sabine Pass Liquefaction LLC
4.200%, 3/15/28		100,000	108,237
4.500%, 5/15/30§		800,000	897,043
Saudi Arabian Oil Co.
2.750%, 4/16/22§		800,000	819,500

			5,021,561

Total Energy			5,415,173

Financials (15.7%)
Banks (8.6%)
Banco Santander SA
2.746%, 5/28/25		700,000	732,638
Bank of America Corp.
4.125%, 1/22/24		200,000	221,495
(ICE LIBOR USD 3 Month + 0.79%), 1.038%, 3/5/24(k)		700,000	705,320
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.232%, 7/20/23(k)§		600,000	606,767
Barclays Bank plc
10.179%, 6/12/21§		200,000	211,910
Barclays plc
(EUR Swap Annual 5 Year + 6.75%), 8.000%, 12/15/20(k)(y)	EUR	500,000	591,378
(ICE LIBOR USD 3 Month + 2.11%), 2.353%, 8/10/21(k)		$1,400,000	1,423,363
(ICE LIBOR USD 3 Month + 1.63%), 1.898%, 1/10/23(k)		900,000	905,626
BNP Paribas SA
3.500%, 3/1/23§		700,000	742,560
(ICE LIBOR USD 3 Month + 2.24%), 4.705%, 1/10/25(k)§		700,000	773,755
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)		900,000	921,821
(ICE LIBOR USD 3 Month + 1.02%), 1.269%, 6/1/24(k)(x)		700,000	701,657
Credit Suisse Group Funding Guernsey Ltd.
(ICE LIBOR USD 3 Month + 2.29%), 2.562%, 4/16/21(k)		1,000,000	1,011,219
3.450%, 4/16/21		500,000	507,906
3.800%, 9/15/22		600,000	633,799
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26(k)§		1,000,000	993,143
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		700,000	757,609
(SOFR + 1.51%), 2.739%, 10/15/30(k)		900,000	963,429
Lloyds Bank plc
7.500%, 4/2/32(e)(m)		600,000	487,703
Lloyds Banking Group plc
(GBP Swap 5 Year + 5.01%), 7.625%, 6/27/23(k)(m)(y)	GBP	200,000	267,735
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23(k)		$700,000	703,265
3.455%, 3/2/23		900,000	958,278
Mizuho Financial Group, Inc.
3.549%, 3/5/23		700,000	746,242
(ICE LIBOR USD 3 Month + 0.99%), 1.263%, 7/10/24(k)		900,000	907,792
(ICE LIBOR USD 3 Month + 0.61%), 0.849%, 9/8/24(k)		800,000	797,297
National Australia Bank Ltd.
3.450%, 12/4/23§		1,200,000	1,311,147
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		1,000,000	1,027,500
2.500%, 3/22/23(m)	EUR	100,000	123,068
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.730%, 5/17/21(k)§ .		$600,000	600,270
QNB Finance Ltd.
(ICE LIBOR USD 3 Month + 1.57%), 1.842%, 7/18/21(k)(m)		800,000	802,000
Santander UK Group Holdings plc
2.875%, 8/5/21		300,000	305,666
Societe Generale SA
4.250%, 9/14/23§		700,000	756,122
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25(k)§		700,000	745,654
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		800,000	814,668
UniCredit SpA
7.830%, 12/4/23§		900,000	1,053,397
United Overseas Bank Ltd.
3.200%, 4/23/21§		600,000	609,036
US Bancorp
1.450%, 5/12/25		900,000	927,622
Wells Fargo & Co.
(EURIBOR 3 Month + 1.85%), 1.741%, 5/4/30(k)(m)	EUR	500,000	618,067

			27,967,924

Capital Markets (3.4%)
Cantor Fitzgerald LP
6.500%, 6/17/22§		$300,000	322,951
Credit Suisse AG
6.500%, 8/8/23(m)		200,000	226,500
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 12/11/23(k)(y)§		500,000	546,250
Deutsche Bank AG
4.250%, 10/14/21		500,000	514,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.300%, 11/16/22		$600,000	$620,250
3.950%, 2/27/23		500,000	524,149
(SOFR + 2.58%), 3.961%, 11/26/25(k)		1,800,000	1,913,327
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.78%), 1.041%, 10/31/22(k)		1,000,000	1,003,640
3.500%, 1/23/25		100,000	109,362
3.750%, 5/22/25		700,000	779,330
(ICE LIBOR USD 3 Month + 1.17%), 1.450%, 5/15/26(k)		300,000	302,509
Intercontinental Exchange, Inc.
3.000%, 6/15/50		700,000	723,457
Lazard Group LLC
4.500%, 9/19/28		700,000	805,650
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	915,872
Stifel Financial Corp.
4.000%, 5/15/30		900,000	987,636
UBS Group AG
4.125%, 9/24/25§		200,000	227,672
4.125%, 4/15/26§		600,000	690,509

			11,213,280

Consumer Finance (2.7%)
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.599%, 11/5/21(k)		200,000	200,173
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.88%), 1.146%, 10/12/21(k)		400,000	384,247
(ICE LIBOR USD 3 Month + 1.08%), 1.331%, 8/3/22(k)		925,000	872,275
(ICE LIBOR USD 3 Month + 1.24%), 1.515%, 2/15/23(k)		600,000	558,000
5.584%, 3/18/24		700,000	724,500
General Motors Financial Co., Inc.
2.450%, 11/6/20		300,000	300,420
3.700%, 11/24/20		200,000	200,610
(ICE LIBOR USD 3 Month + 0.85%), 1.118%, 4/9/21(k)		400,000	399,904
3.550%, 7/8/22		700,000	721,294
5.200%, 3/20/23		900,000	975,756
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§		700,000	709,174
OneMain Finance Corp.
6.125%, 5/15/22		800,000	826,000
Volkswagen Bank GmbH
0.625%, 9/8/21(m)	EUR	100,000	117,937
1.250%, 8/1/22(m)		300,000	358,398
1.875%, 1/31/24(m)		1,100,000	1,342,062

			8,690,750

Diversified Financial Services (0.7%)
GE Capital Funding LLC
3.450%, 5/15/25§		$900,000	961,118
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35		700,000	733,139
Synchrony Bank
3.650%, 5/24/21		700,000	710,700

			2,404,957

Insurance (0.3%)
First American Financial Corp.
4.000%, 5/15/30		700,000	776,248
Society of Lloyd’s
4.750%, 10/30/24(m)	GBP	100,000	139,151

			915,399

Total Financials			51,192,310

Health Care (2.2%)
Biotechnology (0.7%)
AbbVie, Inc.
3.375%, 11/14/21		$100,000	103,017
3.750%, 11/14/23		600,000	653,664
2.950%, 11/21/26§		700,000	759,157
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		700,000	684,923

			2,200,761

Health Care Providers & Services (0.6%)
Anthem, Inc.
3.300%, 1/15/23		600,000	635,562
Cigna Corp.
3.050%, 11/30/22		100,000	104,945
CVS Health Corp.
3.500%, 7/20/22		100,000	104,800
4.300%, 3/25/28		900,000	1,049,602

			1,894,909

Pharmaceuticals (0.9%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 1.01%), 1.260%, 12/15/23(k)§		300,000	301,454
Johnson & Johnson
0.950%, 9/1/27		900,000	903,559
Mylan, Inc.
3.125%, 1/15/23§		700,000	736,844
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.693%, 8/20/21(k)		300,000	300,300
2.000%, 5/15/30		900,000	924,432

			3,166,589

Total Health Care			7,262,259

Industrials (1.7%)
Aerospace & Defense (0.6%)
Leidos, Inc.
4.375%, 5/15/30§		800,000	936,232
Spirit AeroSystems, Inc.
4.600%, 6/15/28		700,000	574,420
Textron, Inc.
2.450%, 3/15/31		600,000	597,452

			2,108,104

Machinery (0.2%)
Platin 1426 GmbH
6.875%, 6/15/23§	EUR	500,000	583,935

Marine (0.2%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		$700,000	785,348

Road & Rail (0.4%)
Central Japan Railway Co.
3.400%, 9/6/23(m)		600,000	643,010
Pacific National Finance Pty. Ltd.
4.750%, 3/22/28(m)		700,000	737,940

			1,380,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.3%)
Aircastle Ltd.
5.125%, 3/15/21	$800,000	$810,498

Total Industrials		5,668,835

Information Technology (2.4%)
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
3.500%, 4/1/22	100,000	102,195

IT Services (0.8%)
Fiserv, Inc.
2.250%, 6/1/27	900,000	951,036
Global Payments, Inc.
2.900%, 5/15/30	700,000	748,905
PayPal Holdings, Inc.
2.850%, 10/1/29	700,000	765,527

		2,465,468

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom Corp.
3.875%, 1/15/27	100,000	110,565
Broadcom, Inc.
4.110%, 9/15/28	743,000	825,807
4.150%, 11/15/30	900,000	1,008,067
Microchip Technology, Inc.
3.922%, 6/1/21	200,000	204,386
NXP BV
3.875%, 9/1/22§	800,000	842,136
5.350%, 3/1/26§	500,000	589,930

		3,580,891

Software (0.2%)
VMware, Inc.
4.700%, 5/15/30	500,000	592,610

Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC
4.420%, 6/15/21§	25,000	25,539
5.450%, 6/15/23§	900,000	986,330

		1,011,869

Total Information Technology		7,753,033

Materials (0.4%)
Chemicals (0.4%)
Huntsman International LLC
5.125%, 11/15/22	600,000	643,464
Syngenta Finance NV
3.933%, 4/23/21§	500,000	502,920

		1,146,384

Total Materials		1,146,384

Real Estate (5.0%)
Equity Real Estate Investment Trusts (REITs) (5.0%)
Alexandria Real Estate Equities, Inc. (REIT)
4.300%, 1/15/26	300,000	348,327
4.500%, 7/30/29	200,000	241,964
American Tower Corp. (REIT)
3.375%, 5/15/24	800,000	864,398
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	800,000	850,641
Boston Properties LP (REIT)
4.500%, 12/1/28	600,000	705,667
3.250%, 1/30/31	900,000	970,916
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.301%, 2/1/22(k)	200,000	194,992
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	800,000	809,232
EPR Properties (REIT)
3.750%, 8/15/29	700,000	613,215
Federal Realty Investment Trust (REIT)
3.500%, 6/1/30	900,000	972,571
GLP Capital LP (REIT)
5.250%, 6/1/25	100,000	108,715
5.750%, 6/1/28	200,000	226,360
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§	500,000	547,831
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26	700,000	774,491
Highwoods Realty LP (REIT)
4.125%, 3/15/28	100,000	111,221
Mid-America Apartments LP (REIT)
2.750%, 3/15/30	700,000	750,754
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30	800,000	797,726
Physicians Realty LP (REIT)
4.300%, 3/15/27	100,000	106,908
Public Storage (REIT)
3.094%, 9/15/27	500,000	560,112
Realty Income Corp. (REIT)
3.000%, 1/15/27	300,000	329,433
3.250%, 1/15/31	600,000	661,665
Sabra Health Care LP (REIT)
4.800%, 6/1/24	700,000	736,210
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§	900,000	1,007,325
Service Properties Trust (REIT)
4.250%, 2/15/21	19,000	18,953
4.500%, 6/15/23	200,000	196,120
4.950%, 2/15/27	500,000	444,375
Simon Property Group LP (REIT)
2.450%, 9/13/29	700,000	694,896
Ventas Realty LP (REIT)
3.250%, 10/15/26	200,000	210,403
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25	400,000	440,536
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)	300,000	152,250
Welltower, Inc. (REIT)
2.750%, 1/15/31	800,000	820,084

		16,268,291

Total Real Estate		16,268,291

Utilities (3.8%)
Electric Utilities (3.2%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.765%, 5/14/21(k)§	700,000	701,555
2.450%, 6/1/30	600,000	632,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Ohio, Inc.
3.650%, 2/1/29		$500,000	$583,626
Edison International
3.550%, 11/15/24		600,000	635,370
Enel Finance International NV
2.875%, 5/25/22§		800,000	825,851
4.250%, 9/14/23§		700,000	764,618
ITC Holdings Corp.
2.950%, 5/14/30§		600,000	648,213
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		800,000	828,360
2.250%, 6/1/30		900,000	932,843
Niagara Mohawk Power Corp.
4.278%, 12/15/28§		900,000	1,076,471
Pacific Gas and Electric Co.
3.750%, 2/15/24		600,000	633,174
3.500%, 6/15/25		300,000	313,904
3.150%, 1/1/26(x)		600,000	613,703
2.950%, 3/1/26		600,000	606,291
Southern Co. (The)
2.350%, 7/1/21		600,000	607,536

			10,403,922

Gas Utilities (0.4%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		400,000	426,702
Dominion Energy Gas Holdings LLC
Series A
(ICE LIBOR USD 3 Month + 0.60%), 0.850%, 6/15/21(k)		800,000	802,636

			1,229,338

Multi-Utilities (0.2%)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.700%, 3/15/21(k)		900,000	900,938

Total Utilities			12,534,198

Total Corporate Bonds			130,041,912

Foreign Government Securities (2.6%)
Japan Finance Organization for Municipalities
3.375%, 9/27/23§		1,100,000	1,189,771
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	670,244
Province of Ontario
4.000%, 6/2/21	CAD	900,000	693,984
3.150%, 6/2/22		300,000	235,829
Province of Quebec
4.500%, 12/1/20		100,000	75,734
2.750%, 8/25/21		$700,000	715,440
3.500%, 12/1/22	CAD	300,000	240,861
3.750%, 9/1/24		200,000	168,835
Republic of Chile
2.450%, 1/31/31		$800,000	842,000
Republic of Peru
6.350%, 8/12/28(m)	PEN	1,000,000	336,469
5.940%, 2/12/29§		2,100,000	684,033
6.950%, 8/12/31(m)		3,000,000	1,017,280
State of Qatar
3.875%, 4/23/23§		$800,000	858,000
4.000%, 3/14/29§		700,000	818,125

Total Foreign Government Securities			8,546,605

Mortgage-Backed Securities (40.4%)
FHLMC
4.500%, 4/1/29		31,457	34,727
6.000%, 1/1/37		73,449	88,003
4.000%, 1/1/41		60,083	66,492
4.000%, 9/1/41		41,511	46,082
3.500%, 2/1/48		159,828	169,127
3.500%, 3/1/48		361,838	382,891
3.500%, 5/1/48		160,077	169,191
FHLMC UMBS
2.000%, 7/1/50		592,225	612,607
FNMA
2.310%, 8/1/22		195,714	200,459
3.008%, 5/1/38(l)		208,970	219,132
FNMA UMBS
4.500%, 1/1/34		86,726	95,070
5.500%, 4/1/34		38,294	44,371
5.500%, 5/1/34		79,305	91,795
3.000%, 7/1/35		1,999,802	2,099,794
5.500%, 3/1/38		56,636	66,455
5.000%, 8/1/39		77,143	88,516
4.500%, 12/1/41		38,015	42,397
4.500%, 7/1/44		79,183	87,420
4.000%, 9/1/48		209,282	223,128
4.000%, 10/1/48		45,474	48,451
2.000%, 8/1/50		397,225	410,896
FNMA/FHLMC UMBS, 30 Year, Single Family
2.500%, 11/25/50 TBA		4,400,000	4,608,656
3.000%, 11/25/50 TBA		26,900,000	28,183,004
3.500%, 11/25/50 TBA		11,700,000	12,347,614
4.000%, 11/25/50 TBA		9,600,000	10,250,250
2.000%, 12/25/50 TBA		19,500,000	20,081,192
2.500%, 12/25/50 TBA		27,800,000	29,068,375
GNMA
3.000%, 7/15/45		74,881	78,691
3.000%, 8/15/45		141,150	148,333
4.500%, 1/20/49		959,551	1,034,550
5.000%, 1/20/49		14,409	15,658
5.000%, 2/20/49		173,446	188,480
5.000%, 7/20/49		5,834,278	6,332,258
3.000%, 11/15/50 TBA		4,400,000	4,604,531
4.500%, 11/15/50 TBA		5,000,000	5,361,328
3.500%, 12/15/50 TBA		4,000,000	4,212,500

Total Mortgage-Backed Securities			131,802,424

Municipal Bonds (0.5%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42		50,000	54,065
New York State Urban Development Corp., St Personal Income Tax,
Series 2020B
1.346%, 3/15/26		800,000	804,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
The Regent of The University of California General Revenue Bonds 2020, Series BG
1.614%, 5/15/30	$700,000	$701,484

Total Municipal Bonds		1,559,669

U.S. Treasury Obligations (25.7%)
U.S. Treasury Bonds
3.125%, 2/15/42	500,000	678,267
3.375%, 5/15/44	1,400,000	1,979,187
3.125%, 8/15/44	2,100,000	2,862,388
2.875%, 8/15/45	600,000	789,808
3.000%, 8/15/48	16,800,000	22,943,365
2.875%, 5/15/49	900,000	1,207,793
1.250%, 5/15/50	1,300,000	1,235,660
1.375%, 8/15/50	6,500,000	6,378,870
U.S. Treasury Notes
2.875%, 9/30/23#(v)	26,400,000	28,542,914
2.875%, 8/15/28	14,500,000	17,128,243

Total U.S. Treasury Obligations		83,746,495

Total Long-Term Debt Securities (127.8%)
(Cost $403,046,824)		416,734,980

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000. (xx)	100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $482,031, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $491,671(xx)	482,030	482,030

Total Repurchase Agreements		582,030

U.S. Government Agency Security (4.7%)
FHLB
0.08%, 10/21/20(o)(p)	15,200,000	15,199,307

U.S. Treasury Obligations (3.1%)
U.S. Treasury Bills
0.06%, 10/6/20(p)	2,400,000	2,399,977
0.10%, 1/5/21(p)	4,500,000	4,498,816
0.10%, 1/12/21(p)	1,100,000	1,099,673
0.10%, 1/21/21(p)	2,200,000	2,199,287

Total U.S. Treasury Obligations		10,197,753

Total Short-Term Investments (8.0%) (Cost $25,979,232)		25,979,090

Total Investments in Securities (135.8%) (Cost $429,026,056)		442,714,070
Other Assets Less Liabilities (-35.8%)		(116,651,415)

Net Assets (100%)		$326,062,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $71,203,845 or 21.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $247,588.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $11,463,856 or 3.5% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $756,820.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $570,337. This was collateralized by cash of $582,030 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

Glossary:

ARM — Adjustable Rate Mortgage

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

EUR — European Currency Unit

EURIBOR — Euro Interbank Offered Rate

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

PIK — Payment-in Kind Security

PEN — Peruvian Sol

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Over Night Index Average

TBA — To Be Announced; Security is subject to delayed delivery

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets
Australia	1.1%
Bermuda	0.2
Brazil	0.0 #
Canada	1.0
Cayman Islands	4.0
Chile	0.3
Denmark	0.5
France	0.9
Germany	2.8
India	0.2
Italy	0.8
Japan	3.0
Netherlands	0.4
Peru	0.6
Qatar	0.8
Saudi Arabia	0.3
Singapore	0.4
Spain	0.2
Switzerland	1.3
United Kingdom	5.9
United States	111.1
Cash and Other	(35.8)

100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Japan 10 Year Bond	(2)	12/2020	JPY	(2,884,559)	(8,001)
U.S. Treasury 5 Year Note	(69)	12/2020	USD	(8,696,156)	(14,041)
U.S. Treasury 10 Year Note	(29)	12/2020	USD	(4,046,406)	(4,344)
U.S. Treasury Long Bond	(27)	12/2020	USD	(4,759,594)	40,462

					14,076

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	82,874	RUB	6,121,769	Goldman Sachs Bank USA**	10/13/2020	4,183
USD	1,541,478	CAD	2,040,000	Citibank NA	11/17/2020	9,212
USD	1,091,858	EUR	923,000	Bank of America	11/17/2020	8,635
USD	1,276,212	EUR	1,079,000	Citibank NA	11/17/2020	9,909
USD	2,243,148	EUR	1,895,000	JPMorgan Chase Bank	11/17/2020	19,196
USD	2,817,501	GBP	2,139,000	Citibank NA	11/17/2020	56,799
USD	9,138,767	GBP	6,988,000	HSBC Bank plc	11/17/2020	119,700
USD	1,023,004	PEN	3,616,319	Citibank NA**	12/21/2020	19,753

Total unrealized appreciation						247,387

RUB	6,330,307	USD	88,010	Citibank NA**	10/13/2020	(6,637)
GBP	265,000	USD	347,236	Barclays Bank plc	11/17/2020	(5,213)
USD	87,613	JPY	9,300,000	JPMorgan Chase Bank	11/17/2020	(614)

Total unrealized depreciation						(12,464)

Net unrealized appreciation						234,923

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 2020 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
AT&T, Inc.	1.00	Quarterly	12/20/2020	0.34	USD 500,000	826	64	890
Boeing Co. (The)	1.00	Quarterly	12/20/2020	2.67	USD 800,000	1,181	(3,987)	(2,806)
General Electric Co.	1.00	Quarterly	12/20/2023	1.07	USD 400,000	(11,623)	10,840	(783)
General Electric Co.	1.00	Quarterly	6/20/2024	1.27	USD 300,000	(2,597)	(262)	(2,859)
General Electric Co.	1.00	Quarterly	6/20/2024	1.27	USD 100,000	(900)	(53)	(953)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	4.75	EUR 300,000	612	(44,525)	(43,913)
Rolls-Royce plc	1.00	Quarterly	6/20/2024	4.75	EUR 300,000	489	(44,402)	(43,913)
Rolls-Royce plc	1.00	Quarterly	6/20/2025	5.03	EUR 200,000	(29,459)	(8,847)	(38,306)

						(41,471)	(91,172)	(132,643)

Centrally Cleared Interest rate swap contracts outstanding as of September 30, 2020 (Note 1):

Floating Rate Index(1)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month LIBOR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	462,700,000	(266,722)	(176,489)	(443,211)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(3,298)	(3,298)
6 month LIBOR Semi-Annual	0.12 semi-annually	Pay	8/22/2039	JPY	20,000,000	—	(3,280)	(3,280)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(16,462)	(16,462)
6 month LIBOR Semi-Annual	0.04 semi-annually	Pay	3/10/2038	JPY	65,000,000	—	(16,025)	(16,025)
1 day SONIA Annual	0.50 annually	Receive	12/16/2050	GBP	1,700,000	(85,805)	(43,021)	(128,826)
1 day SONIA Annual	0.50 annually	Receive	12/16/2050	GBP	2,000,000	(95,018)	(56,542)	(151,560)

						(447,545)	(315,117)	(762,662)

(1)	Value of floating rate index at September 30, 2020 was as follows:

Floating Rate Index	Value
1 Day SONIA GBP	0.05%
6 Month LIBOR JPY	(0.05)%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$28,648,938	$—	$28,648,938
Centrally Cleared Credit Default Swaps	—	10,904	—	10,904
Collateralized Mortgage Obligations	—	21,261,445	—	21,261,445
Commercial Mortgage-Backed Securities	—	11,127,492	—	11,127,492
Corporate Bonds
Communication Services	—	6,745,932	—	6,745,932
Consumer Discretionary	—	9,445,965	—	9,445,965
Consumer Staples	—	6,609,532	—	6,609,532
Energy	—	5,415,173	—	5,415,173
Financials	—	51,192,310	—	51,192,310
Health Care	—	7,262,259	—	7,262,259
Industrials	—	5,668,835	—	5,668,835
Information Technology	—	7,753,033	—	7,753,033
Materials	—	1,146,384	—	1,146,384
Real Estate	—	16,268,291	—	16,268,291
Utilities	—	12,534,198	—	12,534,198
Foreign Government Securities	—	8,546,605	—	8,546,605
Forward Currency Contracts	—	247,387	—	247,387
Futures	40,462	—	—	40,462
Mortgage-Backed Securities	—	131,802,424	—	131,802,424
Municipal Bonds	—	1,559,669	—	1,559,669
Short-Term Investments
Repurchase Agreements	—	582,030	—	582,030
U.S. Government Agency Security	—	15,199,307	—	15,199,307
U.S. Treasury Obligations	—	10,197,753	—	10,197,753
U.S. Treasury Obligations	—	83,746,495	—	83,746,495

Total Assets	$40,462	$442,972,361	$—	$443,012,823

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(102,076)	$—	$(102,076)
Centrally Cleared Interest Rate Swaps	—	(315,117)	—	(315,117)
Forward Currency Contracts	—	(12,464)	—	(12,464)
Futures	(26,386)	—	—	(26,386)

Total Liabilities	$(26,386)	$(429,657)	$—	$(456,043)

Total	$14,076	$442,542,704	$—	$442,556,780

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,820,242
Aggregate gross unrealized depreciation	(2,733,093)

Net unrealized appreciation	$13,087,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$428,980,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.3%)
American Airlines Pass-Through Trust,
Series 2017-1 B
4.950%, 2/15/25	$2,786,000	$1,922,340
Arkansas Student Loan Authority,
Series 2010-1 A
1.150%, 11/25/43(l)	738,819	717,363
CarMax Auto Owner Trust,
Series 2020-3 A2A
0.490%, 6/15/23	2,000,000	2,002,857
Chase Issuance Trust,
Series 2018-A1 A1
0.352%, 4/17/23(l)	4,200,000	4,203,744
Chesapeake Funding II LLC,
Series 2018-2A A2
0.522%, 8/15/30(l)§	2,471,853	2,487,712
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5
0.776%, 4/22/26(l)	3,000,000	3,019,216
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
0.228%, 1/25/37(l)	42,327	33,535
Dell Equipment Finance Trust,
Series 2020-2 A2
0.470%, 10/24/22§	7,000,000	7,000,683
DT Auto Owner Trust,
Series 2020-3A A
0.540%, 4/15/24§	7,350,000	7,348,497
Edsouth Indenture No. 3 LLC,
Series 2012-2 A
0.878%, 4/25/39(l)§	597,967	589,165
Enterprise Fleet Financing LLC,
Series 2019-3 A2
2.060%, 5/20/25§	1,869,419	1,902,187
Federal Express Corp. Pass- Through Trust,
Series 1998
6.720%, 1/15/22	864,688	871,924
Ford Credit Floorplan Master Owner Trust A,
Series 2018-3 A2
0.552%, 10/15/23(l)	7,000,000	7,014,684
Series 2019-3 A2
0.752%, 9/15/24(l)	2,200,000	2,209,181
Series 2020-1 A1
0.700%, 9/15/25	6,400,000	6,417,651
GLS Auto Receivables Trust,
Series 2020-3A A
0.690%, 10/16/23§	2,837,752	2,837,687
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A2
1.830%, 1/17/23	2,061,757	2,072,554
GMF Floorplan Owner Revolving Trust,
Series 2020-1 A
0.680%, 8/15/25§	3,000,000	3,005,264
GSAA Trust,
Series 2007-6 A4
0.448%, 5/25/47(l)	127,025	103,167
Hertz Fleet Lease Funding LP,
Series 2018-1 A2
3.230%, 5/10/32§	945,723	950,128
Marlette Funding Trust,
Series 2019-3A A
2.690%, 9/17/29§	757,527	764,145
Massachusetts Educational Financing Authority,
[Series 2008-1 A1
1.195%, 4/25/38(l)	111,626	111,637
Mill City Mortgage Loan Trust,
Series 2017-2 A1
2.750%, 7/25/59(l)§	1,157,619	1,180,544
Navient Private Education Loan Trust,
Series 2015-AA A2A
2.650%, 12/15/28§	371,884	371,362
Navient Private Education Refi Loan Trust,
Series 2020-A A1
0.502%, 11/15/68(l)§	2,155,938	2,150,927
Series 2020-DA A
1.690%, 5/15/69§	3,680,918	3,727,791
Series 2020-GA A
1.170%, 9/16/69§	3,200,000	3,205,409
Navient Student Loan Trust,
Series 2017-5A A
0.948%, 7/26/66(l)§	3,175,421	3,081,969
Series 2018-4A A1
0.398%, 6/27/67(l)§	84,882	84,808
NCUA Guaranteed Notes Trust,
Series 2010-A1 A
0.506%, 12/7/20(l)	403,922	402,952
Nelnet Student Loan Trust,
Series 2005-3 A5
0.345%, 12/24/35(l)	3,073,570	2,985,363
Series 2013-5A A
0.778%, 1/25/37(l)§	1,325,998	1,285,758
Series 2016-1A A
0.948%, 9/25/65(l)§	6,601,174	6,531,653
Series 2019-2A A
1.075%, 6/27/67(l)§	1,213,080	1,200,491
Nissan Master Owner Trust Receivables,
Series 2019-A A
0.712%, 2/15/24(l)	2,000,000	2,007,486
Northstar Education Finance, Inc.,
Series 2012-1 A
0.848%, 12/26/31(l)§	642,757	630,732
Northwest Airlines Pass-Through Trust,
Series 2002-1 G-2
6.264%, 11/20/21	87,806	86,240
PFS Financing Corp.,
Series 2020-B A
1.210%, 6/15/24§	3,000,000	3,031,197
Series 2020-F A
0.930%, 8/15/24§	1,300,000	1,302,383
PHEAA Student Loan Trust,
Series 2016-2A A
1.098%, 11/25/65(l)§	2,387,065	2,381,862
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	2,000,000	2,002,503
SLC Student Loan Trust,
Series 2005-2 A3
0.360%, 3/15/27(l)	195,976	195,633
Series 2005-3 A3
0.370%, 6/15/29(l)	1,748,996	1,734,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-1 A5
0.360%, 3/15/27(l)	$1,675,889	$1,663,965
Series 2006-2 A5
0.350%, 9/15/26(l)	1,246,377	1,239,931
SLM Student Loan Trust,
Series 2004-10 A7B
0.844%, 10/25/29(l)§	1,993,902	1,984,813
Series 2005-7 A4
0.394%, 10/25/29(l)	1,717,495	1,675,509
Series 2005-8 A4
0.794%, 1/25/28(l)	865,639	861,858
Series 2008-9 A
1.744%, 4/25/23(l)	1,839,123	1,820,119
Series 2010-1 A
0.548%, 3/25/25(l)	2,452,791	2,413,989
Series 2012-3 A
0.798%, 12/27/38(l)	6,051,200	5,886,572
SMB Private Education Loan Trust,
Series 2015-A A2B
1.152%, 6/15/27(l)§	3,226,403	3,231,782
Series 2015-B A2B
1.352%, 7/15/27(l)§	1,143,499	1,138,750
Series 2016-C A2A
2.340%, 9/15/34§	4,041,329	4,115,530
Series 2020-PTA A1
0.448%, 9/15/54(l)§	970,810	966,334
Series 2020-PTA A2A
1.600%, 9/15/54§	2,000,000	2,009,015
SoFi Consumer Loan Program LLC,
Series 2017-5 A2
2.780%, 9/25/26§	2,605,138	2,631,050
Series 2017-6 A2
2.820%, 11/25/26§	891,161	897,923
SoFi Consumer Loan Program Trust,
Series 2019-1 A
3.240%, 2/25/28§	966,023	972,143
SoFi Professional Loan Program LLC,
Series 2015-D A2
2.720%, 10/27/36§	128,942	130,928
Series 2016-E A1
0.998%, 7/25/39(l)§	84,937	84,796
SoFi Professional Loan Program Trust,
Series 2018-C A1FX
3.080%, 1/25/48§	508,234	509,963
Towd Point Mortgage Trust,
Series 2018-3 A1
3.750%, 5/25/58(l)§	2,089,469	2,234,241
Series 2019-HY2 A1
1.148%, 5/25/58(l)§	1,491,239	1,494,668
Series 2019-HY3 A1A
1.148%, 10/25/59(l)§	1,546,907	1,546,906
Series 2020-1 A1
2.710%, 1/25/60(l)§	4,553,228	4,765,202
Series 2020-2 A1A
1.636%, 4/25/60(l)§	12,552,262	12,691,549
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A
1.350%, 5/25/33§	5,600,000	5,742,779
United States Small Business Administration,
Series 2003-20I 1
5.130%, 9/1/23	541	557
Series 2004-20C 1
4.340%, 3/1/24	6,845	7,015
Series 2005-20B 1
4.625%, 2/1/25	9,205	9,568
Series 2008-20G 1
5.870%, 7/1/28	950,240	1,040,852
Series 2008-20H 1
6.020%, 8/1/28	745,416	812,162
Volkswagen Auto Lease Trust,
Series 2019-A A2B
0.456%, 3/21/22(l)	5,404,270	5,408,542
World Omni Auto Receivables Trust,
Series 2020-B A2A
0.550%, 7/17/23	3,900,000	3,902,386
World Omni Select Auto Trust,
Series 2020-A A2
0.470%, 6/17/24	7,000,000	6,990,664

Total Asset-Backed Securities		178,048,666

Collateralized Mortgage Obligations (13.4%)
Alternative Loan Trust,
Series 2005-61 2A1
0.428%, 12/25/35(l)	7,452	7,138
Series 2005-62 2A1
2.019%, 12/25/35(l)	37,701	34,133
Series 2006-OA22 A1
0.308%, 2/25/47(l)	169,768	152,301
Series 2007-OA7 A1A
0.328%, 5/25/47(l)	40,456	37,015
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.338%, 5/25/46(l)	2,139,384	1,822,284
BCAP LLC Trust,
Series 2006-AA2 A1
0.318%, 1/25/37(l)	207,143	215,894
Bear Stearns ALT-A Trust,
Series 2005-4 1A1
0.588%, 4/25/35(l)	130,044	129,975
Series 2005-7 22A1
3.251%, 9/25/35(l)	442,375	346,022
Bear Stearns ARM Trust,
Series 2002-11 1A2
3.752%, 2/25/33(l)	1,829	1,642
Series 2003-3 3A2
4.084%, 5/25/33(l)	11,498	11,300
Series 2003-8 2A1
4.051%, 1/25/34(l)	1,075	1,101
Series 2003-8 4A1
3.540%, 1/25/34(l)	4,433	4,508
Series 2004-10 15A1
2.927%, 1/25/35(l)	21,238	20,069
Series 2004-10 21A1
4.074%, 1/25/35(l)	305,777	312,059
Series 2007-3 1A1
3.874%, 5/25/47(l)	1,153,650	1,108,294
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.019%, 8/25/34(l)	39,859	38,780
Series 2005-25 A11
5.500%, 11/25/35	103,520	86,787

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-3 1A2
0.728%, 4/25/35(l)	$66,110	$59,384
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A
2.570%, 5/25/35(l)	3,198	3,184
Series 2005-11 A2A
2.530%, 10/25/35(l)	53,278	52,765
Series 2005-12 2A1
0.948%, 8/25/35(l)§	214,462	194,374
Series 2019-B A1
3.258%, 4/25/66(l)§	1,075,097	1,087,300
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1
3.840%, 9/25/35(l)	4,591	4,756
Series 2005-6 A2
2.290%, 9/25/35(l)	16,319	16,503
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.798%, 3/25/32(l)§	414	380
CSMC Trust,
Series 2019-RP10 A1
3.116%, 12/26/59(l)§	973,700	980,833
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3 3A1
5.000%, 10/25/18	3,887	3,879
Series 2005-AR2 7A1
2.688%, 10/25/35(l)	20,004	17,598
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
0.248%, 10/25/36(l)	695	516
FHLMC,
Series 2142 Z
6.500%, 4/15/29	2,520	2,784
Series 2411 FJ
0.502%, 12/15/29(l)	539	539
Series 3017 CF
0.452%, 8/15/25(l)	113,044	112,824
Series 3222 FN
0.552%, 9/15/36(l)	13,248	13,311
Series 3241 FM
0.532%, 11/15/36(l)	8,345	8,378
Series 3245 NF
0.632%, 11/15/36(l)	277,671	280,432
Series 328 F4
0.506%, 2/15/38 STRIPS(l)	1,272,896	1,263,204
Series 330 F4
0.506%, 10/15/37 STRIPS(l)	3,863,486	3,869,606
Series 343 F4
0.506%, 10/15/37 STRIPS(l)	1,279,834	1,277,744
Series 3807 FM
0.652%, 2/15/41(l)	296,763	293,494
Series 3850 FC
0.572%, 4/15/41(l)	244,483	245,884
Series 3898 TF
0.652%, 7/15/39(l)	27,221	27,522
Series 3927 FH
0.602%, 9/15/41(l)	260,763	263,294
Series 4283 JF
0.552%, 12/15/43(l)	2,534,784	2,543,574
Series 4367 GF
0.506%, 3/15/37(l)	2,737,863	2,726,866
Series 4615 AF
0.506%, 10/15/38(l)	1,039,475	1,049,484
Series 4678 AF
0.556%, 12/15/42(l)	4,200,295	4,216,795
Series 4774 BF
0.452%, 2/15/48(l)	4,765,917	4,763,257
Series 4779 WF
0.506%, 7/15/44(l)	4,796,138	4,818,935
Series 4875 F
0.602%, 4/15/49(l)	2,786,529	2,810,381
Series 4906 WF
0.556%, 12/15/38(l)	2,073,547	2,097,767
Series 4913 FC
0.576%, 6/15/44(l)	3,424,714	3,428,113
Series 4948 E
2.500%, 10/25/48	6,337,510	6,428,121
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1
6.500%, 7/25/43	2,839	3,542
Series T-62 1A1
2.219%, 10/25/44(l)	190,421	195,858
Series T-63 1A1
2.371%, 2/25/45(l)	239,600	243,379
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
3.014%, 6/25/34(l)	29,164	28,734
First Horizon Mortgage Pass- Through Trust,
Series 2005-AR3 2A1
3.094%, 8/25/35(l)	39,143	32,866
FNMA,
Series 2003-W8 3F2
0.498%, 5/25/42(l)	11,698	11,755
Series 2005-38 F
0.448%, 5/25/35(l)	22,527	22,577
Series 2006-118 A2
0.235%, 12/25/36(l)	85,319	84,530
Series 2006-5 3A2
3.141%, 5/25/35(l)	38,943	39,701
Series 2007-109 GF
0.828%, 12/25/37(l)	653,697	667,832
Series 2007-84 FN
0.648%, 8/25/37(l)	258,091	260,866
Series 2010-74 AF
0.688%, 7/25/37(l)	201,537	203,816
Series 2014-42 FA
0.556%, 7/25/44(l)	1,149,005	1,148,219
Series 2014-84 BF
0.506%, 12/25/44(l)	2,288,052	2,298,147
Series 2014-86 PA
2.000%, 12/25/44	772,027	786,993
Series 2015-64 KF
0.506%, 9/25/45(l)	4,579,294	4,570,195
Series 2016-11 AF
0.656%, 3/25/46(l)	3,510,904	3,510,472
Series 2016-40 PF
0.606%, 7/25/46(l)	2,956,687	2,959,442
Series 2016-84 DF
0.576%, 11/25/46(l)	949,320	949,104
Series 2016-97 CF
0.576%, 12/25/56(l)	1,922,520	1,921,209
Series 2017-108 AF
0.448%, 1/25/48(l)	1,743,016	1,742,341
Series 2019-41 F
0.648%, 8/25/59(l)	7,989,828	8,045,153
Series 2019-41 FD
0.648%, 8/25/59(l)	1,573,159	1,582,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2019-53 FA
0.556%, 9/25/49(l)	$4,154,332	$4,153,847
Series 2019-60 WF
0.556%, 10/25/59(l)	2,237,997	2,229,622
Series 2020-22 FA
0.548%, 4/25/50(l)	6,437,412	6,468,529
GNMA,
Series 2012-H08 FC
0.725%, 4/20/62(l)	1,693,357	1,698,689
Series 2012-H11 FA
0.855%, 2/20/62(l)	4,786,083	4,813,827
Series 2012-H12 FA
0.705%, 4/20/62(l)	2,164,138	2,169,638
Series 2012-H12 FB
1.205%, 2/20/62(l)	2,110,485	2,138,045
Series 2013-H13 FT
0.580%, 5/20/63(l)	1,052,114	1,043,302
Series 2015-H04 FA
0.805%, 12/20/64(l)	1,611,266	1,622,220
Series 2015-H32 FA
0.905%, 12/20/65(l)	3,547,704	3,586,678
Series 2016-H14 FA
0.955%, 6/20/66(l)	3,218,887	3,260,375
Series 2016-H17 FK
1.005%, 7/20/66(l)	812,513	824,699
Series 2016-H20 PT
3.672%, 9/20/66(l)	3,191,033	3,407,340
Series 2017-H07 FG
0.615%, 2/20/67(l)	8,582,036	8,589,004
Series 2017-H12 FE
0.355%, 6/20/66(l)	114,519	114,209
Series 2018-H18 FC
0.505%, 8/20/65(l)	4,164,601	4,157,053
Series 2019-54 KF
0.577%, 5/20/44(l)	4,037,538	4,038,720
Series 2019-90 F
0.606%, 7/20/49(l)	3,869,035	3,879,679
Series 2020-17 EU
2.500%, 10/20/49	6,697,102	6,837,076
Series 2020-63 PF
0.556%, 4/20/50(l)	9,824,901	9,873,779
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.688%, 11/25/45(l)	14,607	12,497
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.681%, 9/25/35(l)	14,630	14,847
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A
0.596%, 5/19/35(l)	7,529	6,967
Series 2006-1 2A1A
0.636%, 3/19/36(l)	57,333	52,258
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A
3.717%, 12/25/34(l)	36,438	36,412
Legacy Mortgage Asset Trust,
Series 2019-GS6 A1
3.000%, 6/25/59(e)§	823,860	826,718
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
3.230%, 11/21/34(l)	15,716	15,857
MASTR Alternative Loan Trust,
Series 2003-5 6A1
6.000%, 8/25/33	321,781	335,128
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
0.852%, 11/15/31(l)	9,799	9,701
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A
0.398%, 11/25/35(l)	27,391	26,012
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.592%, 12/15/30(l)	3,387	3,265
NCUA Guaranteed Notes Trust,
Series 2010-R3 2A
0.715%, 12/8/20(l)	3,298,623	3,298,623
New Residential Mortgage Loan Trust,
Series 2019-RPL3 A1
2.750%, 7/25/59(l)§	7,750,452	8,150,737
Series 2020-RPL1 A1
2.750%, 11/25/59(l)§	7,037,649	7,438,068
RALI Trust,
Series 2005-QO1 A1
0.448%, 8/25/35(l)	13,333	11,210
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.488%, 6/25/35(l)§	15,210	14,147
Securitized Asset Sales, Inc.,
Series 1993-6 A5
2.986%, 11/26/23(l)	359	332
Sequoia Mortgage Trust,
Series 10 2A1
0.918%, 10/20/27(l)	873	838
Series 2003-4 2A1
0.508%, 7/20/33(l)	520,439	497,406
Series 2005-2 A2
0.565%, 3/20/35(l)	336,690	315,083
Starwood Mortgage Residential Trust,
Series 2020-3 A1
1.486%, 4/25/65(l)§	1,928,334	1,933,645
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
3.170%, 2/25/34(l)	20,094	19,687
Series 2004-19 2A1
2.419%, 1/25/35(l)	10,935	10,037
Series 2005-17 3A1
3.239%, 8/25/35(l)	42,449	40,874
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
0.816%, 10/19/34(l)	19,292	19,089
Series 2005-AR5 A1
0.406%, 7/19/35(l)	36,388	34,285
Series 2005-AR5 A2
0.406%, 7/19/35(l)	43,812	41,193
Series 2006-AR4 2A1
0.338%, 6/25/36(l)	10,326	10,091
Series 2006-AR5 1A1
0.358%, 5/25/36(l)	517,747	473,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
2.219%, 11/25/42(l)	$1,884	$1,779
Series 2002-AR2 A
1.903%, 2/27/34(l)	1,224	1,211
Series 2003-AR1 A5
3.524%, 3/25/33(l)	160,931	156,540
Series 2004-AR1 A
3.835%, 3/25/34(l)	267,650	274,378
Series 2005-AR13 A1A1
0.438%, 10/25/45(l)	45,457	44,828
Series 2005-AR15 A1A1
0.408%, 11/25/45(l)	13,539	13,063
Series 2006-AR15 2A
2.182%, 11/25/46(l)	13,036	12,126
Series 2006-AR3 A1A
2.019%, 2/25/46(l)	21,361	20,769
Series 2006-AR7 3A
2.182%, 7/25/46(l)	78,796	72,960

Total Collateralized Mortgage Obligations		179,755,312

Commercial Mortgage-Backed Securities (4.1%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A
1.032%, 9/15/34(l)§	1,000,000	998,127
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§	6,700,000	6,700,271
AREIT Trust,
Series 2018-CRE2 A
1.132%, 11/14/35(l)§	1,793,114	1,768,591
Series 2019-CRE3 A
1.172%, 9/14/36(l)§	2,000,000	1,971,185
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A
1.352%, 3/15/34(l)§	1,300,000	1,226,547
Bancorp Commercial Mortgage Trust,
Series 2019-CRE6 A
1.202%, 9/15/36(l)§	2,508,545	2,473,328
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	1,373,798	1,357,652
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB
3.367%, 6/15/50	3,500,000	3,778,260
CSMC Trust,
Series 2017-CHOP A
0.902%, 7/15/32(l)§	8,000,000	7,744,517
DBCG Mortgage Trust,
Series 2017-BBG A
0.852%, 6/15/34(l)§	5,000,000	4,968,754
DBUBS Mortgage Trust,
Series 2011-LC3A A4
4.551%, 8/10/44	2,871,200	2,902,539
FHLMC Multifamily Structured Pass-Through Certificates,
Series KF49 A
0.497%, 6/25/25(l)	877,282	880,828
GS Mortgage Securities Corp. Trust,
Series 2017-500K A
0.852%, 7/15/32(l)§	2,000,000	1,995,005
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A
1.602%, 12/15/31(l)§	1,000,000	972,609
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB
3.401%, 5/15/50	4,600,000	4,975,148
Morgan Stanley Capital I Trust,
Series 2007-T27 B
6.215%, 6/11/42(l)§	600,000	585,871
Natixis Commercial Mortgage Securities Trust,
Series 2018-RIVA A
0.902%, 2/15/33(l)§	1,000,000	939,700
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	4,265,819	4,154,759
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB
3.400%, 6/15/48	908,378	959,628
WFRBS Commercial Mortgage Trust,
Series 2011-C4 AFL
1.600%, 6/15/44(l)§	3,091,617	3,079,954
Series 2014-C21 ASBF
0.711%, 8/15/47(l)§	1,352,096	1,354,306

Total Commercial Mortgage-Backed Securities		55,787,579

Corporate Bonds (43.6%)
Communication Services (1.9%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.89%), 1.155%, 2/15/23(k)(x)	4,400,000	4,430,841
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.237%, 3/16/22(k)	9,300,000	9,407,459

		13,838,300

Media (0.9%)
Charter Communications Operating LLC
4.464%, 7/23/22	1,000,000	1,058,430
(ICE LIBOR USD 3 Month + 1.65%), 1.901%, 2/1/24(k)	5,800,000	5,933,847
Time Warner Cable LLC
4.125%, 2/15/21	5,000,000	5,020,000

		12,012,277

Total Communication Services		25,850,577

Consumer Discretionary (5.9%)
Automobiles (5.2%)
BMW US Capital LLC
(ICE LIBOR USD 3 Month + 0.41%), 0.676%, 4/12/21(k)§	900,000	900,467
(ICE LIBOR USD 3 Month + 0.50%), 0.754%, 8/13/21(k)§	4,000,000	4,004,918
1.850%, 9/15/21§	1,000,000	1,011,381
(ICE LIBOR USD 3 Month + 0.64%), 0.944%, 4/6/22(k)(x)§	1,000,000	1,002,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.67%), 0.919%, 11/5/21(k)§	$8,500,000	$8,517,632
(ICE LIBOR USD 3 Month + 0.90%), 1.180%, 2/15/22(k)§	3,000,000	3,015,317
(ICE LIBOR USD 3 Month + 0.88%), 1.136%, 2/22/22(k)§	11,100,000	11,153,969
Hyundai Capital America
3.000%, 10/30/20§	3,164,000	3,173,888
3.450%, 3/12/21(x)§	3,993,000	4,036,673
3.000%, 3/18/21§	1,708,000	1,723,082
2.450%, 6/15/21(m)(x)	559,000	565,289
(ICE LIBOR USD 3 Month + 0.94%), 1.217%, 7/8/21(k)(m)(x)	1,000,000	998,600
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.89%), 1.156%, 1/13/22(k)§	15,300,000	15,122,450
(ICE LIBOR USD 3 Month + 0.69%), 0.923%, 9/28/22(k)§	1,500,000	1,452,687
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.024%, 11/13/20(k)§	10,400,000	10,407,859
3.875%, 11/13/20§	1,000,000	1,003,823
(ICE LIBOR USD 3 Month + 0.86%), 1.082%, 9/24/21(k)§	2,000,000	2,006,707

		70,096,892

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series Y
(ICE LIBOR USD 3 Month + 0.60%), 0.846%, 12/1/20(k)	3,500,000	3,491,024

Household Durables (0.4%)
DR Horton, Inc.
2.550%, 12/1/20	3,300,000	3,311,719
4.375%, 9/15/22	2,500,000	2,649,220

		5,960,939

Total Consumer Discretionary		79,548,855

Consumer Staples (3.5%)
Beverages (0.9%)
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 0.980%, 11/15/21(k)	900,000	899,302
Molson Coors Beverage Co.
2.100%, 7/15/21	10,695,000	10,824,647

		11,723,949

Food Products (1.5%)
Campbell Soup Co.
(ICE LIBOR USD 3 Month + 0.63%), 0.880%, 3/15/21(k)	1,000,000	1,001,580
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.768%, 10/9/20(k)	9,900,000	9,900,850
3.800%, 10/22/21	1,000,000	1,034,027
General Mills, Inc.
6.610%, 10/15/20	1,400,000	1,402,863
(ICE LIBOR USD 3 Month + 0.54%), 0.811%, 4/16/21(k)	3,425,000	3,430,996
Kraft Heinz Foods Co.
(ICE LIBOR USD 3 Month + 0.82%), 1.063%, 8/10/22(k)	4,110,000	4,069,293

		20,839,609

Tobacco (1.1%)
Altria Group, Inc.
4.750%, 5/5/21	1,500,000	1,539,707
BAT Capital Corp.
(ICE LIBOR USD 3 Month + 0.88%), 1.160%, 8/15/22(k)	12,900,000	12,947,619

		14,487,326

Total Consumer Staples		47,050,884

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
BP Capital Markets America, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.877%, 9/19/22(k)	1,000,000	1,003,968
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.730%, 8/15/22(k)	8,900,000	8,076,750
Valero Energy Corp.
(ICE LIBOR USD 3 Month + 1.15%), 1.403%, 9/15/23(k)	1,000,000	996,570

		10,077,288

Total Energy		10,077,288

Financials (20.8%)
Banks (7.0%)
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.946%, 10/1/21(k)	10,000,000	9,996,818
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 0.980%, 6/11/21(k)	2,000,000	2,005,030
3.500%, 6/11/21	8,125,000	8,273,850
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 0.853%, 5/20/22(k)	10,300,000	10,314,856
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 1.269%, 6/1/24(k)	3,000,000	3,007,103
JPMorgan Chase & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.494%, 10/24/23(k)	10,628,000	10,769,016
MUFG Union Bank NA
(SOFR + 0.71%), 0.790%, 12/9/22(k)	10,555,000	10,610,273
2.100%, 12/9/22	6,500,000	6,718,038
PNC Bank NA
(ICE LIBOR USD 3 Month + 0.33%), 0.581%, 2/24/23(k)	5,000,000	5,004,866
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,800,000	12,213,287
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.23%), 1.491%, 10/31/23(k)	4,200,000	4,252,319
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.62%), 0.871%, 5/27/22(k)	2,100,000	2,105,405
(ICE LIBOR USD 3 Month + 0.66%), 0.902%, 9/9/22(k)	8,500,000	8,528,687

		93,799,548

Capital Markets (2.8%)
BGC Partners, Inc.
5.125%, 5/27/21	2,500,000	2,560,770
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.17%), 1.450%, 11/15/21(k)	13,910,000	13,930,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
(ICE LIBOR USD 3 Month + 1.60%), 1.856%, 11/29/23(k)	$905,000	$929,309
Intercontinental Exchange, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 0.903%, 6/15/23(k)	5,900,000	5,916,001
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.40%), 1.663%, 10/24/23(k)	10,544,000	10,686,043
(ICE LIBOR USD 3 Month + 1.22%), 1.463%, 5/8/24(k)	2,800,000	2,838,741

		36,861,653

Consumer Finance (6.0%)
Ally Financial, Inc.
4.125%, 2/13/22	1,000,000	1,035,099
American Express Co.
(ICE LIBOR USD 3 Month + 0.62%), 0.873%, 5/20/22(k)	21,000,000	21,122,823
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.29%), 0.540%, 12/10/21(k)(x)	2,000,000	2,000,647
(ICE LIBOR USD 3 Month + 0.45%), 0.730%, 2/15/22(k)	5,000,000	5,011,033
(ICE LIBOR USD 3 Month + 0.54%), 0.773%, 6/27/22(k)	3,200,000	3,213,488
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.28%), 0.528%, 9/7/21(k)	2,000,000	2,003,537
(ICE LIBOR USD 3 Month + 0.22%), 0.497%, 1/6/22(k)	8,000,000	8,006,271
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 2.55%), 2.826%, 1/7/21(k)	11,800,000	11,755,750
General Motors Financial Co., Inc.
3.700%, 11/24/20	1,000,000	1,003,047
(ICE LIBOR USD 3 Month + 0.85%), 1.118%, 4/9/21(k)	1,000,000	999,760
3.200%, 7/6/21	500,000	507,252
(ICE LIBOR USD 3 Month + 1.10%), 1.348%, 11/6/21(k)	6,000,000	5,994,039
4.200%, 11/6/21	6,240,000	6,443,984
(ICE LIBOR USD 3 Month + 1.55%), 1.818%, 1/14/22(k)	4,060,000	4,078,473
3.450%, 4/10/22	1,000,000	1,025,851
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.94%), 1.181%, 3/2/21(k)§	2,500,000	2,492,542
3.550%, 5/21/21§	1,000,000	1,013,106
John Deere Capital Corp.
3.125%, 9/10/21	1,300,000	1,335,376
Synchrony Financial
3.750%, 8/15/21	1,002,000	1,021,728
2.850%, 7/25/22	1,000,000	1,030,339

		81,094,145

Diversified Financial Services (0.6%)
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.46%), 0.685%, 6/25/21(k)§	3,500,000	3,509,380
0.800%, 7/7/23§	2,200,000	2,211,053
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 0.595%, 6/30/21(k)	2,100,000	2,105,391
Synchrony Bank
3.650%, 5/24/21	538,000	546,224

		8,372,048

Insurance (4.4%)
AEGON Funding Co. LLC
5.750%, 12/15/20	3,000,000	3,033,110
Assurant, Inc.
(ICE LIBOR USD 3 Month + 1.25%), 1.483%, 3/26/21(k)	517,000	518,160
Athene Global Funding
(ICE LIBOR USD 3 Month + 1.23%), 1.534%, 7/1/22(k)§	9,200,000	9,261,287
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.730%, 6/11/21(k)§	13,000,000	13,026,364
Marsh & McLennan Cos., Inc.
(ICE LIBOR USD 3 Month + 1.20%), 1.418%, 12/29/21(k)	1,800,000	1,801,468
Metropolitan Life Global Funding I
(SOFR + 0.35%), 0.440%, 9/8/22(k)§	13,300,000	13,298,679
New York Life Global Funding
(ICE LIBOR USD 3 Month + 0.44%), 0.706%, 7/12/22(k)§	1,500,000	1,507,050
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.52%), 0.753%, 6/28/21(k)§	5,000,000	5,014,996
1.082%, 6/9/23§	7,000,000	7,105,915
Reliance Standard Life Global Funding II
3.050%, 1/20/21§	5,000,000	5,035,865

		59,602,894

Total Financials		279,730,288

Health Care (2.7%)
Biotechnology (0.5%)
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.728%, 11/19/21(k)§	3,500,000	3,506,796
Gilead Sciences, Inc.
(ICE LIBOR USD 3 Month + 0.52%), 0.740%, 9/29/23(k)(x)	2,600,000	2,603,081

		6,109,877

Health Care Equipment & Supplies (0.1%)
Zimmer Biomet Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.75%), 0.977%, 3/19/21(k)	1,200,000	1,199,485

Health Care Providers & Services (0.5%)
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.896%, 9/17/21(k)	7,000,000	6,996,854

Pharmaceuticals (1.6%)
Bayer US Finance II LLC
(ICE LIBOR USD 3 Month + 0.63%), 0.855%, 6/25/21(k)§	5,530,000	5,539,787
3.500%, 6/25/21§	6,000,000	6,117,540
2.750%, 7/15/21§	500,000	509,335
Bayer US Finance LLC
3.000%, 10/8/21§	1,000,000	1,024,041
Bristol-Myers Squibb Co.
(ICE LIBOR USD 3 Month + 0.38%), 0.660%, 5/16/22(k)	6,000,000	6,011,381
Pfizer, Inc.
1.950%, 6/3/21	700,000	707,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 0.693%, 8/20/21(k)	$1,500,000	$1,501,500

		21,411,106

Total Health Care		35,717,322

Industrials (2.6%)
Aerospace & Defense (0.9%)
Boeing Co. (The)
2.350%, 10/30/21	2,000,000	2,027,203
4.508%, 5/1/23	7,000,000	7,374,422
Textron, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 0.793%, 11/10/20(k)	2,100,000	2,099,885

		11,501,510

Airlines (0.1%)
Delta Air Lines, Inc.
2.600%, 12/4/20	2,000,000	1,990,047

Machinery (0.1%)
CNH Industrial Capital LLC
4.375%, 11/6/20	1,000,000	1,003,430

Professional Services (0.4%)
Equifax, Inc.
(ICE LIBOR USD 3 Month + 0.87%), 1.150%, 8/15/21(k)	5,100,000	5,118,546

Road & Rail (0.1%)
ERAC USA Finance LLC
5.250%, 10/1/20§	2,000,000	1,999,994

Trading Companies & Distributors (1.0%)
Air Lease Corp.
2.250%, 1/15/23	800,000	802,066
Aviation Capital Group LLC
7.125%, 10/15/20§	1,000,000	1,000,324
6.750%, 4/6/21§	2,500,000	2,548,712
(ICE LIBOR USD 3 Month + 0.95%), 1.196%, 6/1/21(k)§	3,170,000	3,086,788
(ICE LIBOR USD 3 Month + 0.67%), 0.938%, 7/30/21(k)§	700,000	681,344
2.875%, 1/20/22§	3,400,000	3,374,228
GATX Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.969%, 11/5/21(k)	200,000	199,857
International Lease Finance Corp.
8.625%, 1/15/22	1,168,000	1,260,028

		12,953,347

Total Industrials		34,566,874

Information Technology (1.4%)
Semiconductors & Semiconductor Equipment (0.4%)
Broadcom Corp.
2.200%, 1/15/21	2,400,000	2,408,324
Broadcom, Inc.
3.125%, 4/15/21	500,000	505,781
2.250%, 11/15/23	2,500,000	2,599,427

		5,513,532

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.
0.750%, 5/11/23	8,300,000	8,385,452
Dell International LLC
4.420%, 6/15/21(m)	625,000	638,491
4.420%, 6/15/21§	4,266,000	4,358,085

		13,382,028

Total Information Technology		18,895,560

Materials (0.1%)
Chemicals (0.1%)
Nutrition & Biosciences, Inc.
0.697%, 9/15/22§	1,000,000	1,001,648

Construction Materials (0.0%)
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 0.896%, 3/1/21(k)	1,000,000	1,000,072

Total Materials		2,001,720

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.5%)
Boston Properties LP (REIT)
4.125%, 5/15/21	1,400,000	1,413,322
Brixmor Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 1.05%), 1.301%, 2/1/22(k)	2,400,000	2,339,904
Goodman US Finance Two LLC (REIT)
6.000%, 3/22/22§	1,500,000	1,594,026
SL Green Operating Partnership LP (REIT)
(ICE LIBOR USD 3 Month + 0.98%), 1.260%, 8/16/21(k)	1,000,000	992,729

		6,339,981

Total Real Estate		6,339,981

Utilities (3.4%)
Electric Utilities (2.1%)
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.765%, 5/14/21(k)§	5,800,000	5,812,885
(ICE LIBOR USD 3 Month + 0.65%), 0.900%, 3/11/22(k)	300,000	301,765
Duquesne Light Holdings, Inc.
5.900%, 12/1/21§	600,000	629,446
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.48%), 1.717%, 6/16/22(k)(x)	4,000,000	4,010,693
1.750%, 6/16/22	6,900,000	6,923,785
3.250%, 6/15/23	200,000	208,028
4.250%, 8/1/23	1,000,000	1,064,612
3.750%, 2/15/24	400,000	422,116
3.400%, 8/15/24	800,000	834,108
Southern Co. (The)
2.350%, 7/1/21	8,000,000	8,100,480

		28,307,918

Independent Power and Renewable Electricity Producers (0.2%)
Southern Power Co.
(ICE LIBOR USD 3 Month + 0.55%), 0.777%, 12/20/20(k)§	1,400,000	1,400,133
(ICE LIBOR USD 3 Month + 0.55%), 0.777%,
12/20/20(k)(m)(x)	2,000,000	2,000,190

		3,400,323

Multi-Utilities (1.1%)
Consolidated Edison Co. of New York, Inc.
Series C
(ICE LIBOR USD 3 Month + 0.40%), 0.625%, 6/25/21(k)	3,600,000	3,607,976
Dominion Energy, Inc.
Series D
(ICE LIBOR USD 3 Month + 0.53%), 0.774%, 9/15/23(k)	4,500,000	4,507,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.700%, 3/15/21(k)	$6,100,000	$6,106,357

		14,221,537

Total Utilities		45,929,778

Total Corporate Bonds		585,709,127

Mortgage-Backed Securities (0.0%)
FHLMC
3.990%, 11/1/23(l)	1,140	1,160
3.942%, 1/1/34(l)	4,869	5,093
3.640%, 10/1/35(l)	6,011	6,294
3.801%, 11/1/35(l)	7,701	8,067
2.480%, 7/1/36(l)	214,382	223,648
2.404%, 9/1/36(l)	124,498	129,588
2.909%, 10/1/36(l)	104,910	109,580
FNMA
3.266%, 11/1/34(l)	103,220	107,728
3.428%, 1/1/35(l)	3,130	3,255
2.575%, 7/1/35(l)	13,459	14,095
3.594%, 12/1/35(l)	23,063	24,120
3.420%, 3/1/36(l)	11,366	11,829
3.879%, 3/1/36(l)	31,194	32,816
2.220%, 3/1/44(l)	108,421	110,282
2.220%, 7/1/44(l)	1,330	1,352
2.220%, 10/1/44(l)	7,175	7,298

Total Mortgage-Backed Securities		796,205

Municipal Bonds (1.0%)
New York State Urban Development Corp., St Personal Income Tax 2.100%, 3/15/22	2,100,000	2,128,728
State of California, High Speed Passenger Train, General Obligation Bonds, Series C (ICE LIBOR USD 1 Month + 0.78%, 11.00% Cap), 0.937%, 4/1/47(k)	7,000,000	6,995,730
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47	700,000	749,308
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, Series B
(ICE LIBOR USD 1 Month + 1.10%, 12.00% Cap), 1.201%, 1/1/42(k)	3,000,000	3,018,210

Total Municipal Bonds		12,891,976

Supranational (1.0%)
Asian Development Bank
(ICE LIBOR USD 3 Month + 0.01%), 0.260%, 12/15/21	3,330,000	3,329,421
European Investment Bank
(SOFR + 0.29%), 0.380%, 6/10/22(m)	10,000,000	10,004,791

Total Supranational		13,334,212

U.S. Government Agency Securities (13.5%)
FHLMC
0.850%, 7/9/25	15,000,000	15,001,828
0.750%, 7/21/25	5,000,000	5,004,829
0.800%, 7/21/25	10,000,000	10,002,664
0.750%, 7/28/25	28,000,000	28,028,210
0.800%, 7/30/25	15,000,000	15,007,131
0.690%, 8/5/25	20,000,000	20,015,374
0.700%, 8/12/25	5,000,000	5,001,886
0.700%, 8/18/25	5,000,000	5,002,075
0.700%, 8/19/25	20,000,000	20,008,426
0.700%, 9/2/25	22,000,000	22,010,892
FNMA
0.470%, 5/26/23	11,000,000	11,017,139
0.770%, 7/15/25	20,000,000	20,034,208
0.700%, 7/30/25	5,000,000	5,005,979

Total U.S. Government Agency Securities		181,140,641

U.S. Treasury Obligations (5.0%)
U.S. Treasury Inflation Linked Notes
0.750%, 7/15/28 TIPS	15,586,371	17,945,015
U.S. Treasury Notes
0.375%, 3/31/22	22,400,000	22,480,521
0.125%, 6/30/22	26,400,000	26,398,049

Total U.S. Treasury Obligations		66,823,585

Total Long-Term Debt Securities (94.9%) (Cost $1,269,655,618)		1,274,287,303

SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.4%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $200,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $204,000. (xx)	200,000	200,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,272,910, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39;total market value $4,358,361 (xx)	4,272,903	4,272,903
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		5,472,903

U.S. Government Agency Security (0.2%)
FHLB
0.10%, 11/20/20(o)(p)	2,800,000	2,799,619

U.S. Treasury Obligations (4.7%)
U.S. Treasury Bills
0.06%, 10/6/20(p)	38,900,000	38,899,627
0.08%, 10/22/20(p)	4,500,000	4,499,766
0.10%, 11/27/20(p)	1,200,000	1,199,815
0.10%, 1/12/21(p)	17,700,000	17,694,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.10%, 1/21/21#(p)	$1,199,000	$1,198,611

Total U.S. Treasury Obligations		63,492,562

Total Short-Term Investments (5.3%) (Cost $71,765,863)		71,765,084

Total Investments in Securities (100.2%) (Cost $1,341,421,481)		1,346,052,387
Other Assets Less Liabilities (-0.2%)		(2,616,364)

Net Assets (100%)		$1,343,436,023

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,198,611.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $341,954,804 or 25.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $14,207,361 or 1.1% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $5,357,271. This was collateralized by cash of $5,472,903 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STRIPS —

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	665	12/2020	USD	146,939,023	61,513

					61,513

Short Contracts
U.S. Treasury 5 Year Note	(986)	12/2020	USD	(124,266,812)	(164,341)
U.S. Treasury 10 Year Note	(183)	12/2020	USD	(25,534,219)	(67,428)
U.S. Treasury 10 Year Ultra Note	(210)	12/2020	USD	(33,583,594)	(68,658)

					(300,427)

					(238,914)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$178,048,666	$—	$178,048,666
Collateralized Mortgage Obligations	—	179,755,312	—	179,755,312
Commercial Mortgage-Backed Securities	—	55,787,579	—	55,787,579
Corporate Bonds
Communication Services	—	25,850,577	—	25,850,577
Consumer Discretionary	—	79,548,855	—	79,548,855
Consumer Staples	—	47,050,884	—	47,050,884
Energy	—	10,077,288	—	10,077,288
Financials	—	279,730,288	—	279,730,288
Health Care	—	35,717,322	—	35,717,322
Industrials	—	34,566,874	—	34,566,874
Information Technology	—	18,895,560	—	18,895,560
Materials	—	2,001,720	—	2,001,720
Real Estate	—	6,339,981	—	6,339,981
Utilities	—	45,929,778	—	45,929,778
Futures	61,513	—	—	61,513
Mortgage-Backed Securities	—	796,205	—	796,205
Municipal Bonds	—	12,891,976	—	12,891,976
Short-Term Investments
Repurchase Agreements	—	5,472,903	—	5,472,903
U.S. Government Agency Security	—	2,799,619	—	2,799,619
U.S. Treasury Obligations	—	63,492,562	—	63,492,562
Supranational	—	13,334,212	—	13,334,212
U.S. Government Agency Securities	—	181,140,641	—	181,140,641
U.S. Treasury Obligations	—	66,823,585	—	66,823,585

Total Assets	$61,513	$1,346,052,387	$—	$1,346,113,900

Liabilities:
Futures	$(300,427)	$—	$—	$(300,427)

Total Liabilities	$(300,427)	$—	$—	$(300,427)

Total	$(238,914)	$1,346,052,387	$—	$1,345,813,473

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,085,372
Aggregate gross unrealized depreciation	(5,228,162)

Net unrealized appreciation	$2,857,210

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,342,956,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.9%)
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		$689,987	$618,207
Series 2017-1 AA
3.300%, 1/15/30§		538,560	507,632
Aircraft Certificate Owner Trust,
Series 2003-1A E
7.001%, 9/20/22(r)§		28,863	28,758
American Airlines Pass-Through Trust,
Series 2019-1 AA
3.150%, 2/15/32		772,185	714,271
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A2A
1.100%, 3/20/23		569,138	570,994
Anchorage Capital Clo 16 Ltd.,
Series 2020-16A A
0.000%, 10/20/31(l)§		900,000	900,000
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-1A A
2.990%, 6/20/22§		207,000	209,015
Series 2018-2A A
4.000%, 3/20/25§		365,000	386,218
B&M CLO Ltd.,
Series 2014-1A A1R
1.001%, 4/16/26(l)§		37,968	37,953
Cabela’s Credit Card Master Note Trust,
Series 2013-1A A
2.710%, 2/17/26§		615,000	646,120
CBAM Ltd.,
Series 2018-5A A
1.293%, 4/17/31(l)§		900,000	887,652
Series 2018-8A A1
1.392%, 10/20/29(l)§		900,000	893,923
CIFC Funding Ltd.,
Series 2015-5A A1R
1.105%, 10/25/27(l)§		987,080	980,116
CLNC Ltd.,
Series 2019-FL1 A
1.406%, 8/20/35(l)§		800,000	792,149
Continental Airlines Pass-Through Trust,
Series 2010-1 A
4.750%, 1/12/21		262,289	258,846
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
1.421%, 1/16/26(l)§		48,012	48,001
CVS Pass-Through Trust,
5.789%, 1/10/26§		188,353	199,064
Dorchester Park CLO DAC,
Series 2015-1A AR
1.172%, 4/20/28(l)§		784,277	778,996
Dryden 77 CLO Ltd.,
Series 2020-77A A
2.374%, 5/20/31(l)§		250,000	250,922
Dryden 78 CLO Ltd.,
Series 2020-78A C
3.217%, 4/17/33(l)§		250,000	245,182
Elevation CLO Ltd.,
Series 2020-11A C
3.523%, 4/15/33(l)§		250,000	236,621
Emerald Bay SA,
(Zero Coupon), 10/8/20§	EUR	1,054,000	1,218,381
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.176%, 5/28/28(l)§		$761,846	752,278
Evergreen Credit Card Trust,
Series 2019-2 A
1.900%, 9/16/24§		1,000,000	1,027,696
Exeter Automobile Receivables Trust,
Series 2019-3A B
2.580%, 8/15/23§		350,000	352,742
First Investors Auto Owner Trust,
Series 2020-1A A
1.490%, 1/15/25§		181,785	182,399
Flagship Credit Auto Trust,
Series 2016-4 D
3.890%, 11/15/22§		170,000	171,420
Series 2019-4 B
2.530%, 11/17/25§		390,000	404,033
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
0.532%, 3/15/23(l)§		1,000,000	1,000,569
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A A
2.308%, 4/20/31(l)§		272,076	273,136
Hertz Vehicle Financing II LP,
Series 2017-1A A
2.960%, 10/25/21§		151,781	151,767
Series 2019-1A A
3.710%, 3/25/23§		121,196	121,369
Series 2019-2A A
3.420%, 5/25/25§		75,909	75,316
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
0.965%, 7/15/26(l)§		97,651	97,427
JetBlue Pass-Through Trust,
Series 2020-1A
4.000%, 11/15/32		900,000	924,795
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.123%, 1/17/28(l)§		880,733	868,491
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.282%, 5/15/28(l)§		715,577	712,005
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
1.175%, 4/15/28(l)§		933,441	922,329
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.740%, 8/20/24(l)§		640,102	655,478
Magnetite XXVI Ltd.,
Series 2020-26A A
1.949%, 7/15/30(l)§		452,373	453,627
Marlette Funding Trust,
Series 2018-4A A
3.710%, 12/15/28§		37,145	37,419
Series 2019-3A A
2.690%, 9/17/29§		128,780	129,905
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.472%, 4/18/25(l)§		107,623	107,364

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
OCP CLO Ltd.,
Series 2020-18A A
2.053%, 4/20/30(l)§	$265,173	$265,866
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	669,783	678,609
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.168%, 7/25/29(l)	255,891	255,297
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	700,000	700,876
SCFF I Ltd.,
Series 2020-1A A2A
4.111%, 4/15/31(l)§	250,000	251,929
SoFi Consumer Loan Program LLC,
Series 2017-2 A
3.280%, 2/25/26§	8,315	8,311
Series 2017-3 A
2.770%, 5/25/26§	18,246	18,309
Series 2017-5 A2
2.780%, 9/25/26§	95,522	96,472
Series 2017-6 A2
2.820%, 11/25/26§	42,563	42,886
SoFi Consumer Loan Program Trust,
Series 2018-3 A2
3.670%, 8/25/27§	100,417	101,014
Series 2019-3 A
2.900%, 5/25/28§	126,612	128,096
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.423%, 1/17/26(l)§	163,615	163,189
Series 2013-1A A2R
1.443%, 1/17/26(l)§	163,615	163,190
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.112%, 4/20/28(l)§	589,033	584,066
TRTX Issuer Ltd.,
Series 2019-FL3 A
1.301%, 10/15/34(l)§	800,000	781,790
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	11,858	12,502
Series 2004-20C 1
4.340%, 3/1/24	130,266	133,491
Series 2005-20B 1
4.625%, 2/1/25	14,118	14,674
Series 2008-20G 1
5.870%, 7/1/28	224,385	245,782
Venture XII CLO Ltd.,
Series 2012-12A ARR
1.056%, 2/28/26(l)§	571,339	565,328
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.155%, 4/15/27(l)§	767,712	756,816
Voya CLO Ltd.,
Series 2019-1A DR
3.125%, 4/15/31(l)§	100,000	89,629
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.203%, 4/17/27(l)§	278,752	276,819
World Financial Network Credit Card Master Trust,
Series 2018-A A
3.070%, 12/16/24	515,000	519,521
Series 2018-B M
3.810%, 7/15/25	240,000	237,655
Series 2019-B M
3.040%, 4/15/26	250,000	257,998

Total Asset-Backed Securities		28,180,701

Collateralized Mortgage Obligations (1.8%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.824%, 9/25/35(l)	88,126	81,875
Alternative Loan Trust,
Series 2005-80CB 1A1
6.000%, 2/25/36	552,196	533,810
Series 2005-J12 2A1
0.688%, 8/25/35(l)	511,413	346,892
Series 2006-OA22 A1
0.308%, 2/25/47(l)	124,025	111,265
Series 2006-OA6 1A2
0.358%, 7/25/46(l)	43,908	40,153
Series 2006-OC7 2A2A
0.318%, 7/25/46(l)	137,504	155,035
Series 2007-14T2 A1
6.000%, 7/25/37	470,273	338,932
Series 2007-OH1 A1D
0.358%, 4/25/47(l)	81,179	59,067
Banc of America Funding Trust,
Series 2004-A 1A3
2.820%, 9/20/34(l)	26,327	25,978
Series 2006-H 4A2
3.576%, 9/20/46(l)	161,743	145,274
Series 2006-J 4A1
4.199%, 1/20/47(l)	9,638	9,338
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
3.251%, 9/25/35(l)	142,889	111,766
Series 2006-4 21A1
3.246%, 8/25/36(l)	58,965	43,001
Bear Stearns ARM Trust,
Series 2003-9 2A1
3.888%, 2/25/34(l)	27,320	27,066
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1
0.308%, 12/25/46(l)	466,742	432,197
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1
3.072%, 1/26/36(l)	62,523	51,155
Bellemeade Re Ltd.,
Series 2018-2A M1B
1.498%, 8/25/28(l)§	25,610	25,588
Series 2019-1A M1B
1.898%, 3/25/29(l)§	260,000	259,695
Series 2019-3A M1B
1.748%, 7/25/29(l)§	170,392	166,619
Chase Mortgage Reference Notes,
Series 2019-CL1 M3
2.248%, 4/25/47(l)§	80,793	80,793
CHL Mortgage Pass-Through Trust,
Series 2004-12 11A1
3.019%, 8/25/34(l)	1,833	1,783
Series 2005-11 3A1
2.640%, 4/25/35(l)	80,360	69,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2005-2 1A1
0.788%, 3/25/35(l)		$40,110	$34,748
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A
3.177%, 8/25/35(l)		10,951	10,873
Series 2009-7 5A2
5.500%, 12/25/35§		419,642	326,494
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8
6.000%, 7/25/36		494,433	377,688
Eagle RE Ltd.,
Series 2020-1 M1A
1.048%, 1/25/30(l)§		275,000	272,899
EMF-NL Prime BV,
Series 2008-APRX A2
0.357%, 4/17/41(l)(m)	EUR	213,887	236,604
Eurohome UK Mortgages plc,
Series 2007-1 A
0.210%, 6/15/44(l)(m)	GBP	594,466	742,418
Eurosail-UK plc,
Series 2007-4X A3
1.010%, 6/13/45(l)(m)		785,147	1,000,036
FHLMC,
Series 4989 FA
0.506%, 8/15/40(l)		$475,309	466,855
Series 4989 FB
0.506%, 10/15/40(l)		382,236	375,233
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA1 M2
3.398%, 7/25/29(l)		242,691	248,535
Series 2017-DNA2 M2
3.598%, 10/25/29(l)		250,000	257,237
Series 2017-HQA3 M2
2.498%, 4/25/30(l)		220,657	221,899
FNMA,
Series 2014-C04 1M2
5.048%, 11/25/24(l)		183,679	190,453
Series 2014-C04 2M2
5.148%, 11/25/24(l)		116,127	118,693
Series 2015-C01 1M2
4.448%, 2/25/25(l)		92,793	94,303
Series 2015-C01 2M2
4.698%, 2/25/25(l)		32,531	32,858
Series 2015-C02 1M2
4.148%, 5/25/25(l)		18,899	19,119
Series 2016-C03 2M2
6.048%, 10/25/28(l)		116,308	122,870
Series 2016-C06 1M2
4.398%, 4/25/29(l)		116,778	119,418
Series 2017-C01 1M2
3.698%, 7/25/29(l)		219,303	225,598
GNMA,
Series 2015-H20 FB
0.755%, 8/20/65(l)		571,351	574,290
Series 2016-H11 F
0.955%, 5/20/66(l)		611,621	619,421
Series 2016-H15 FA
0.955%, 7/20/66(l)		775,214	784,699
Series 2017-H10 FB
1.904%, 4/20/67(l)		1,479,094	1,509,717
GSR Mortgage Loan Trust,
Series 2005-8F 4A1
6.000%, 11/25/35		502,686	355,968
Series 2005-AR6 2A1
3.681%, 9/25/35(l)		67,214	68,210
Series 2006-AR2 2A1
3.502%, 4/25/36(l)		97,412	80,035
Series 2007-AR1 2A1
3.408%, 3/25/47(l)		255,514	206,786
HarborView Mortgage Loan Trust,
Series 2006-13 A
0.336%, 11/19/46(l)		73,940	61,183
Hawksmoor Mortgages,
Series 2019-1A A
1.112%, 5/25/53(l)§	GBP	2,704,079	3,495,147
Impac CMB Trust,
Series 2003-8 2A1
1.048%, 10/25/33(l)		$811	808
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1
0.418%, 7/25/35(l)		268,374	203,486
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3
3.233%, 8/25/35(l)		433,858	383,614
Series 2006-AR39 A1
0.328%, 2/25/37(l)		642,922	607,973
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.970%, 8/25/34(l)		44,048	42,508
Series 2007-A1 3A3
3.462%, 7/25/35(l)		59,083	58,499
Series 2007-S3 1A90
7.000%, 8/25/37		59,038	45,361
Lehman XS Trust,
Series 2006-4N A1C1
0.378%, 4/25/46(l)		96,247	96,221
Ludgate Funding plc,
Series 2007-1 A2A
0.311%, 1/1/61(l)(m)	GBP	715,736	873,800
Series 2008-W1X A1
0.751%, 1/1/61(l)(m)		106,751	132,897
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.815%, 12/25/32(l)		$15,972	15,218
Mortgage Insurance-Linked Notes,
Series 2019-1 M1
2.048%, 11/26/29(l)§		170,151	166,644
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1
0.378%, 4/25/36(l)		315,044	295,822
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.372%, 12/26/35(l)§		94,944	94,620
PMT Credit Risk Transfer Trust,
Series 2019-1R A
2.146%, 3/27/24(l)§		86,777	78,099
Series 2019-2R A
2.896%, 5/27/23(l)§		109,768	103,119
Series 2019-3R A
2.846%, 10/27/22(l)§		69,847	67,149
Radnor RE Ltd.,
Series 2019-1 M1B
2.098%, 2/25/29(l)§		150,054	147,705
Series 2019-2 M1B
1.898%, 6/25/29(l)§		250,000	248,013
Series 2020-1 M1A
1.098%, 2/25/30(l)§		250,000	249,076
RALI Trust,
Series 2005-QO2 A1
2.379%, 9/25/45(l)		376,286	352,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-QA6 A1
0.338%, 7/25/36(l)		$644,278	$627,033
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1
0.488%, 1/25/36(l)§		306,211	291,272
Residential Asset Securitization Trust,
Series 2005-A15 5A1
5.750%, 2/25/36		16,918	11,617
Series 2006-A12 A1
6.250%, 11/25/36		180,611	107,414
Sequoia Mortgage Trust,
Series 10 2A1
0.918%, 10/20/27(l)		2,672	2,564
Series 2003-4 2A1
0.508%, 7/20/33(l)		19,037	18,194
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.406%, 7/19/35(l)		78,245	73,723
Series 2006-AR3 11A1
0.358%, 4/25/36(l)		339,588	287,804
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.965%, 7/20/45(l)§	GBP	1,296,764	1,669,078
Towd Point Mortgage Funding 2020-Auburn 14 plc,
Series 2020-A14X A
0.963%, 5/20/45(l)(m)		1,656,208	2,131,378
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4
3.230%, 11/25/36(l)		$422,948	413,043
Series 2006-AR9 1A
2.019%, 8/25/46(l)		140,110	135,902

Total Collateralized Mortgage Obligations			26,398,728

Commercial Mortgage-Backed Securities (2.0%)
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		800,000	800,032
Ashford Hospitality Trust,
Series 2018-ASHF A
1.052%, 4/15/35(l)§		250,103	238,400
Series 2018-KEYS A
1.152%, 6/15/35(l)§		350,000	334,060
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D
3.652%, 3/10/37(l)§		135,000	116,185
Series 2017-SCH AF
1.152%, 11/15/33(l)§		565,000	536,841
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 AS
3.989%, 9/15/48(l)		39,000	43,052
BFLD Trust,
Series 2019-DPLO D
1.992%, 10/15/34(l)§		123,000	112,092
Series 2020-EYP A
1.350%, 10/15/22(l)§		800,000	800,000
BHMS Mortgage Trust,
Series 2018-ATLS A
1.402%, 7/15/35(l)§		267,464	255,767
Braemar Hotels & Resorts Trust,
Series 2018-PRME A
0.972%, 6/15/35(l)§		300,000	283,522
BX Commercial Mortgage Trust,
Series 2019-IMC A
1.152%, 4/15/34(l)§		205,649	199,114
BX Trust,
Series 2018-EXCL A
1.240%, 9/15/37(l)§		290,364	264,574
CCUBS Commercial Mortgage Trust,
Series 2017-C1 A4
3.544%, 11/15/50(l)		470,000	535,708
CGRBS Commercial Mortgage Trust,
Series 2013-VN05 A
3.369%, 3/13/35§		630,000	657,131
Citigroup Commercial Mortgage Trust,
Series 2013-GC11 B
3.732%, 4/10/46(l)		235,000	238,870
Series 2015-GC27 A5
3.137%, 2/10/48		596,977	645,456
Series 2016-C1 A4
3.209%, 5/10/49		606,000	668,735
CLNY Trust,
Series 2019-IKPR D
2.177%, 11/15/38(l)§		250,000	218,767
Commercial Mortgage Trust,
Series 2012-CR5 E
4.463%, 12/10/45(l)§		250,000	167,452
Series 2013-SFS A1
1.873%, 4/12/35§		93,214	92,426
Series 2014-UBS4 A5
3.694%, 8/10/47		495,000	541,369
Series 2015-CR26 ASB
3.373%, 10/10/48		2,957,999	3,137,058
Series 2015-DC1 A5
3.350%, 2/10/48		400,000	434,635
Series 2016-COR1 ASB
2.972%, 10/10/49		1,500,000	1,604,626
CSAIL Commercial Mortgage Trust,
Series 2015-C2 A4
3.504%, 6/15/57		121,432	133,811
Series 2015-C3 A4
3.718%, 8/15/48		302,887	333,921
Series 2015-C4 A4
3.808%, 11/15/48		400,000	446,895
DBWF Mortgage Trust,
Series 2018-GLKS A
1.186%, 12/19/30(l)§		203,119	197,028
Great Wolf Trust,
Series 2019-WOLF A
1.186%, 12/15/36(l)§		257,000	248,346
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§		800,000	799,615
Series 2019-BOCA A
1.352%, 6/15/38(l)§		303,566	295,411
Series 2019-SMP A
1.302%, 8/15/32(l)§		300,000	289,130
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§		884,770	913,236
Series 2011-GC5 D
5.555%, 8/10/44(l)§		30,000	23,973
Series 2012-GC6 B
5.839%, 1/10/45(l)§		230,000	234,373
Series 2013-G1 A2
3.557%, 4/10/31(l)§		507,108	509,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2014-GC18 C
5.155%, 1/10/47(l)	$350,000	$326,373
Series 2014-GC22 A5
3.862%, 6/10/47	283,842	309,762
Series 2015-GC30 AAB
3.120%, 5/10/50	930,789	965,101
Series 2018-GS9 A4
3.992%, 3/10/51(l)	510,000	595,310
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2 D
5.837%, 11/15/43(l)§	330,600	298,589
Series 2012-C6 E
5.324%, 5/15/45(l)§	189,221	113,533
Series 2012-C8 AS
3.424%, 10/15/45§	400,000	411,430
Series 2012-C8 C
4.778%, 10/15/45(l)§	405,000	326,764
Series 2012-LC9 E
4.566%, 12/15/47(l)§	455,400	319,110
Series 2018-LAQ A
1.152%, 6/15/32(l)§	758,259	724,152
Series 2020-NNN EFL
2.002%, 1/16/37(l)§	34,000	31,584
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	510,000	558,525
Series 2014-C22 XA
0.984%, 9/15/47 IO(l)	6,785,000	181,820
Series 2015-C31 A3
3.801%, 8/15/48	329,944	369,491
Series 2015-C31 B
4.773%, 8/15/48(l)	135,000	144,955
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7 XA
1.208%, 9/15/50 IO(l)	2,282,381	118,405
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2
2.579%, 3/10/49§	242,639	245,813
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22 A4
3.306%, 4/15/48	400,000	434,315
Series 2015-C27 ASB
3.557%, 12/15/47	800,000	850,068
Morgan Stanley Capital I Trust,
Series 2014-CPT B
3.560%, 7/13/29(l)§	800,000	808,529
Series 2015-XLF2 SNMA
2.102%, 11/15/26(l)§	131,298	105,549
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A
1.652%, 7/15/36(l)§	170,000	168,551
SG Commercial Mortgage Securities Trust,
Series 2016-C5 B
3.933%, 10/10/48	224,000	227,660
Starwood Retail Property Trust,
Series 2014-STAR A
1.622%, 11/15/27(l)§	512,648	354,528
UBS Commercial Mortgage Trust,
Series 2018-C10 A4
4.313%, 5/15/51	400,000	471,134
Series 2018-C8 A4
3.983%, 2/15/51	335,000	387,848
Series 2018-C9 A4
4.117%, 3/15/51(l)	510,000	592,854
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4 A5
2.850%, 12/10/45	465,583	482,645
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C
4.458%, 11/15/49(l)	275,000	267,659
WFRBS Commercial Mortgage Trust,
Series 2013-C14 C
4.106%, 6/15/46(l)	265,000	230,938
Series 2014-C24 AS
3.931%, 11/15/47	65,800	69,260
Series 2014-C25 A5
3.631%, 11/15/47	400,000	436,331

Total Commercial Mortgage-Backed Securities		29,279,651

Corporate Bonds (12.7%)
Communication Services (0.8%)
Diversified Telecommunication Services (0.4%)
Altice France SA
7.375%, 5/1/26§	500,000	523,750
AT&T, Inc.
4.350%, 3/1/29	1,746,000	2,047,443
2.750%, 6/1/31	88,000	92,543
2.250%, 2/1/32	700,000	699,681
4.500%, 5/15/35	700,000	823,845
3.650%, 9/15/59§	219,000	214,914
CCO Holdings LLC
5.500%, 5/1/26§	173,000	179,920
Telstra Corp. Ltd.
4.800%, 10/12/21§	800,000	834,212
Verizon Communications, Inc.
3.000%, 3/22/27	87,000	96,699
4.862%, 8/21/46	168,000	228,039
5.012%, 4/15/49	210,000	299,715

		6,040,761

Entertainment (0.1%)
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	246,450
Walt Disney Co. (The)
2.650%, 1/13/31	700,000	755,547
2.750%, 9/1/49	158,000	150,849

		1,152,846

Interactive Media & Services (0.0%)
Baidu, Inc.
3.425%, 4/7/30	230,000	252,758
Tencent Holdings Ltd.
1.810%, 1/26/26§	226,000	229,008
3.240%, 6/3/50§	226,000	228,923
Weibo Corp.
3.375%, 7/8/30	247,000	250,937

		961,626

Media (0.2%)
Charter Communications Operating LLC
4.464%, 7/23/22	800,000	846,744
4.200%, 3/15/28	23,000	26,054
5.125%, 7/1/49	82,000	93,964
4.800%, 3/1/50	54,000	60,979
Comcast Corp.
3.450%, 2/1/50	138,000	153,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Cox Communications, Inc.
2.950%, 6/30/23§		$125,000	$131,843
CSC Holdings LLC
6.750%, 11/15/21		65,000	68,169
5.375%, 2/1/28§		500,000	528,750
Interpublic Group of Cos., Inc. (The)
4.750%, 3/30/30(x)		190,000	227,857
Time Warner Cable LLC
4.500%, 9/15/42		290,000	313,678
ViacomCBS, Inc.
3.375%, 2/15/28		133,000	144,503
3.700%, 6/1/28		59,000	64,459
4.950%, 1/15/31		80,000	95,967
4.200%, 5/19/32		50,000	56,915

			2,813,326

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§		200,000	201,724
4.738%, 3/20/25§		340,000	367,200
Vodafone Group plc
3.750%, 1/16/24		800,000	872,688

			1,441,612

Total Communication Services			12,410,171

Consumer Discretionary (0.6%)
Auto Components (0.0%)
Clarios Global LP
4.375%, 5/15/26§	EUR	175,000	205,343
Lear Corp.
3.800%, 9/15/27		$41,000	43,003
3.500%, 5/30/30		130,000	132,193

			380,539

Automobiles (0.3%)
Daimler Finance North America LLC
2.550%, 8/15/22§		1,000,000	1,030,727
General Motors Co.
6.125%, 10/1/25		51,000	59,149
6.800%, 10/1/27		71,000	86,162
Nissan Motor Co. Ltd.
4.810%, 9/17/30§		800,000	801,831
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.024%, 11/13/20(k)§		700,000	700,529
3.875%, 11/13/20§		700,000	702,676
(ICE LIBOR USD 3 Month + 0.94%), 1.197%, 11/12/21(k)§		700,000	702,893
4.000%, 11/12/21§		700,000	725,019
2.900%, 5/13/22§		299,000	309,037

			5,118,023

Hotels, Restaurants & Leisure (0.1%)
Choice Hotels International, Inc.
3.700%, 12/1/29		900,000	951,899
Las Vegas Sands Corp.
3.200%, 8/8/24		120,000	121,139
2.900%, 6/25/25		211,000	210,347

			1,283,385

Internet & Direct Marketing Retail (0.1%)
Booking Holdings, Inc.
4.625%, 4/13/30		382,000	459,577
Prosus NV
4.027%, 8/3/50§		215,000	219,569

			679,146

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
1.750%, 10/1/27		91,000	90,730
AutoNation, Inc.
4.750%, 6/1/30		194,000	229,019
Ross Stores, Inc.
4.700%, 4/15/27		355,000	418,211

			737,960

Textiles, Apparel & Luxury Goods (0.0%)
Ralph Lauren Corp.
2.950%, 6/15/30		451,000	471,310

Total Consumer Discretionary			8,670,363

Consumer Staples (0.7%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 1/23/49		445,000	592,270
4.500%, 6/1/50		800,000	955,494
4.600%, 6/1/60		161,000	193,501
Bacardi Ltd.
4.450%, 5/15/25§		800,000	894,594
Coca-Cola Co. (The)
2.950%, 3/25/25		238,000	261,138
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30		251,000	269,197
1.850%, 9/1/32		177,000	178,469

			3,344,663

Food & Staples Retailing (0.0%)
Albertsons Cos., Inc.
3.500%, 2/15/23§		298,000	300,980

Food Products (0.2%)
BRF GmbH
4.350%, 9/29/26(m)		224,000	231,630
Campbell Soup Co.
3.300%, 3/15/21		1,000,000	1,012,757
Danone SA
2.589%, 11/2/23§		900,000	948,422
Tyson Foods, Inc.
3.950%, 8/15/24		277,000	307,514

			2,500,323

Household Products (0.0%)
Kimberly-Clark de Mexico SAB de CV
2.431%, 7/1/31§		304,000	310,840
Spectrum Brands, Inc.
5.750%, 7/15/25		227,000	233,753

			544,593

Tobacco (0.3%)
Altria Group, Inc.
4.800%, 2/14/29		59,000	69,645
3.400%, 5/6/30		310,000	337,571
BAT Capital Corp.
3.215%, 9/6/26		348,000	372,898
4.700%, 4/2/27		200,000	228,939
2.259%, 3/25/28		469,000	471,221
BAT International Finance plc
3.250%, 6/7/22§		600,000	625,385
3.500%, 6/15/22§		600,000	628,252
Imperial Brands Finance plc
3.125%, 7/26/24§		800,000	844,893

			3,578,804

Total Consumer Staples			10,269,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Energy (0.8%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		$471,000	$498,229
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		30,837	27,445
7.350%, 12/1/26 PIK(m)		233,640	57,699
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22(m)		108,337	97,436
7.720%, 12/1/26 PIK(m)		688,711	62,269
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/30/20(y)§		207,137	207
Transocean Poseidon Ltd.
6.875%, 2/1/27§		106,000	84,957

			828,242

Oil, Gas & Consumable Fuels (0.8%)
Boardwalk Pipelines LP
3.400%, 2/15/31		165,000	162,075
BP Capital Markets America, Inc.
3.194%, 4/6/25		200,000	219,844
Cenovus Energy, Inc.
4.250%, 4/15/27		225,000	203,974
Energy Transfer Operating LP
4.250%, 3/15/23		240,000	248,955
4.750%, 1/15/26		325,000	348,651
5.500%, 6/1/27		192,000	210,833
3.750%, 5/15/30		404,000	390,777
Eni SpA
4.250%, 5/9/29§		325,000	364,335
Enterprise Products Operating LLC
3.700%, 2/15/26		382,000	430,029
Exxon Mobil Corp.
1.571%, 4/15/23		305,000	313,729
2.992%, 3/19/25		233,000	255,217
Husky Energy, Inc.
4.400%, 4/15/29		607,000	634,412
Kinder Morgan Energy Partners LP
4.150%, 3/1/22		193,000	202,004
Kinder Morgan, Inc.
3.150%, 1/15/23		375,000	392,878
Marathon Oil Corp.
3.850%, 6/1/25		210,000	215,405
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	265,902
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		900,000	904,579
Newfield Exploration Co.
5.625%, 7/1/24		155,000	150,156
Noble Energy, Inc.
3.900%, 11/15/24		234,000	255,566
3.850%, 1/15/28		307,000	346,077
Occidental Petroleum Corp.
6.950%, 7/1/24		400,000	386,620
Oleoducto Central SA
4.000%, 7/14/27§		460,000	477,710
ONEOK, Inc.
5.850%, 1/15/26		131,000	150,429
4.350%, 3/15/29(x)		208,000	216,568
Pertamina Persero PT
6.450%, 5/30/44(m)		225,000	294,680
Petroleos Mexicanos
6.750%, 9/21/47		188,000	144,901
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 0.834%, 2/26/21(k)		1,000,000	999,627
Plains All American Pipeline LP
2.850%, 1/31/23		397,000	403,948
3.850%, 10/15/23		175,000	182,501
3.600%, 11/1/24		157,000	161,796
4.500%, 12/15/26		28,000	29,740
3.550%, 12/15/29		18,000	17,343
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		255,493	275,613
9.250%, 7/6/24(m)		255,493	275,613
Sabine Pass Liquefaction LLC
5.000%, 3/15/27		218,000	244,757
Sunoco LP
4.875%, 1/15/23		211,000	209,417
Tengizchevroil Finance Co. International Ltd.
3.250%, 8/15/30§		230,000	231,150
TransCanada PipeLines Ltd.
9.875%, 1/1/21		145,000	148,302
Valero Energy Corp.
2.700%, 4/15/23		174,000	180,394
Williams Cos., Inc. (The)
3.500%, 11/15/30		143,000	155,366

			11,701,873

Total Energy			12,530,115

Financials (5.2%)
Banks (2.9%)
Australia & New Zealand Banking Group Ltd.
4.400%, 5/19/26§		240,000	270,368
Banco de Credito del Peru
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		268,000	268,000
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	1,700,000	259,111
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 4/17/25§		$153,000	169,425
Banco Santander SA
5.179%, 11/19/25		600,000	677,856
3.490%, 5/28/30		200,000	217,378
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.00%), 1.263%, 4/24/23(k)		600,000	605,891
4.125%, 1/22/24		1,700,000	1,882,708
Series DD
(ICE LIBOR USD 3 Month + 4.55%), 6.300%, 3/10/26(k)(y)		83,000	93,569
Series L
3.950%, 4/21/25		850,000	944,708
Series Z
(ICE LIBOR USD 3 Month + 4.17%), 6.500%, 10/23/24(k)(y)		129,000	143,384
Bank of Nova Scotia (The)
2.500%, 1/8/21		87,000	87,514
Banque Federative du Credit Mutuel SA
2.750%, 10/15/20§		255,000	255,230
Barclays Bank plc
7.625%, 11/21/22		900,000	990,194

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 6 Month + 1.73%), 6.860%, 6/15/32(k)(y)§		$51,000	$66,810
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 2.353%, 8/10/21(k)		1,300,000	1,321,694
3.684%, 1/10/23		925,000	952,870
(ICE LIBOR USD 3 Month + 1.43%), 1.710%, 2/15/23(k)		700,000	702,232
(ICE LIBOR USD 3 Month + 1.40%), 4.610%, 2/15/23(k)		900,000	940,606
(BPSW1 + 1.32%), 2.375%, 10/6/23(k)(m)	GBP	400,000	526,908
(ICE LIBOR USD 3 Month + 1.36%), 4.338%, 5/16/24(k)		$200,000	214,516
3.250%, 2/12/27(m)	GBP	500,000	689,055
BBVA USA
2.875%, 6/29/22		$410,000	421,657
BNP Paribas SA
4.375%, 9/28/25§		200,000	222,145
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		800,000	799,902
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 1.204%, 4/25/22(k)		2,100,000	2,118,008
(ICE LIBOR USD 3 Month + 4.07%), 5.950%, 1/30/23(k)(y)		115,000	116,848
3.875%, 3/26/25		722,000	797,518
(SOFR + 2.75%), 3.106%, 4/8/26(k)		56,000	60,436
4.450%, 9/29/27		301,000	349,079
Series Q
(ICE LIBOR USD 3 Month + 4.10%), 4.375%, 11/15/20(k)(y)		225,000	219,694
Commonwealth Bank of Australia
4.500%, 12/9/25§		240,000	271,180
Cooperatieve Rabobank UA
4.375%, 8/4/25		445,000	500,476
Credit Agricole SA
3.375%, 1/10/22§		320,000	330,431
3.750%, 4/24/23§		800,000	857,088
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		800,000	845,065
3.800%, 6/9/23		255,000	273,987
Danske Bank A/S
5.375%, 1/12/24§		800,000	900,171
(ICE LIBOR USD 3 Month + 1.59%), 3.244%, 12/20/25(k)§		335,000	355,690
Discover Bank
4.200%, 8/8/23		800,000	874,253
(USD Swap Semi 5 Year + 1.73%), 4.682%, 8/9/28(k)		250,000	261,092
Fifth Third Bancorp
Series L
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.22%), 4.500%, 9/30/25(k)(y)		86,000	86,000
HSBC Holdings plc
(USD ICE Swap Rate 5 Year + 4.37%), 6.375%, 3/30/25(k)(y)		228,000	236,198
(ICE LIBOR USD 3 Month + 1.55%), 4.041%, 3/13/28(k)		200,000	220,739
ING Groep NV
(USD Swap Semi 5 Year + 5.12%), 6.875%, 4/16/22(k)(m)(y)		200,000	208,000
JPMorgan Chase & Co.
(SOFR + 1.85%), 2.083%, 4/22/26(k)		231,000	240,623
(SOFR + 1.89%), 2.182%, 6/1/28(k)		900,000	938,600
Series V
(ICE LIBOR USD 3 Month + 3.32%), 3.616%, 1/1/21(k)(y)		300,000	276,000
Lloyds Banking Group plc
3.100%, 7/6/21		400,000	408,132
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.490%, 3/7/25(k)	AUD	1,100,000	776,303
4.000%, 3/7/25		1,300,000	1,015,799
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		$286,000	287,532
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23(k)		800,000	803,731
3.455%, 3/2/23		1,000,000	1,064,753
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.99%), 1.241%, 7/10/24(k)		700,000	704,099
(ICE LIBOR USD 3 Month + 1.00%), 3.922%, 9/11/24(k)		900,000	978,772
Natwest Group plc
(USD Swap Semi 5 Year + 7.60%), 8.625%, 8/15/21(k)(y)		260,000	267,150
3.875%, 9/12/23		800,000	857,760
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.730%, 5/17/21(k)§		600,000	600,270
Santander Holdings USA, Inc.
4.400%, 7/13/27		137,000	149,266
Santander UK Group Holdings plc
2.875%, 8/5/21		800,000	815,110
Santander UK plc
5.000%, 11/7/23§		280,000	305,250
Societe Generale SA
4.250%, 9/14/23§		800,000	864,139
4.250%, 8/19/26§		236,000	253,148
Standard Chartered plc
(USD Swap Semi 5 Year + 6.30%), 7.500%, 4/2/22(k)(m)(y)		200,000	206,000
5.200%, 1/26/24§		200,000	216,934
(ICE LIBOR USD 3 Month + 1.51%), 1.778%, 1/30/27(k)(y)§		200,000	167,000
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	1,056,722
1.474%, 7/8/25		700,000	712,834
Truist Financial Corp.
Series Q
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.100%, 3/1/30(k)(y)		286,000	307,450
UniCredit SpA
7.830%, 12/4/23§		1,600,000	1,872,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§		470,000	465,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
US Bancorp
Series J
(ICE LIBOR USD 3 Month + 2.91%), 5.300%, 4/15/27(k)(y)	$171,000	$182,970
Wells Fargo & Co.
3.069%, 1/24/23	318,000	327,938
(ICE LIBOR USD 3 Month + 1.23%), 1.491%, 10/31/23(k)	1,600,000	1,619,931
3.750%, 1/24/24	314,000	340,961
(SOFR + 2.00%), 2.188%, 4/30/26(k)	156,000	162,366
4.300%, 7/22/27	121,000	138,072
Wells Fargo Bank NA
3.550%, 8/14/23	100,000	108,116

		43,097,851

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.647%, 12/20/20(k)(y)	309,000	303,320
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.700%, 9/20/25(k)(y)	69,000	73,227
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	800,000	865,487
Charles Schwab Corp. (The)
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.375%, 6/1/25(k)(y)	150,000	162,184
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.500%, 7/17/23(k)(y)§	200,000	210,250
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	900,000	936,700
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	1,000,000	1,077,978
Deutsche Bank AG
3.150%, 1/22/21	800,000	805,057
3.300%, 11/16/22	1,100,000	1,137,125
3.950%, 2/27/23	1,000,000	1,048,298
(SOFR + 2.58%), 3.961%, 11/26/25(k)	2,020,000	2,147,177
Goldman Sachs Group, Inc. (The)
3.750%, 5/22/25	100,000	111,333
Series P
(ICE LIBOR USD 3 Month + 2.87%), 5.000%, 11/10/22(k)(y)	81,000	77,375
Israel Electric Corp. Ltd.
Series 6
5.000%, 11/12/24(m)	231,000	260,741
Morgan Stanley
5.000%, 11/24/25	185,000	216,893
3.125%, 7/27/26	800,000	882,038
4.350%, 9/8/26	891,000	1,029,159
Series J
(ICE LIBOR USD 3 Month + 3.81%), 4.085%, 1/15/21(k)(y)	30,000	28,997
State Street Corp.
(SOFR + 2.60%), 2.901%, 3/30/26(k)§	24,000	26,072
Stifel Financial Corp.
4.000%, 5/15/30	900,000	987,636
UBS AG
7.625%, 8/17/22	960,000	1,068,000
UBS Group AG
(USD Swap Semi 5 Year + 5.88%), 7.125%, 8/10/21(k)(m)(y)	309,000	316,725
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25(k)(m)(y)	200,000	222,500

		13,994,272

Consumer Finance (0.6%)
AGFC Capital Trust I
(ICE LIBOR USD 3 Month + 1.75%), 2.025%, 1/15/67(k)§	1,070,000	365,599
American Express Co.
Series C
(ICE LIBOR USD 3 Month + 3.29%), 3.535%, 12/15/20(k)(y)	125,000	111,406
Capital One Financial Corp.
2.600%, 5/11/23	144,000	150,607
3.300%, 10/30/24	398,000	430,384
Ford Motor Credit Co. LLC
3.200%, 1/15/21	1,700,000	1,695,346
4.063%, 11/1/24	200,000	199,750
5.125%, 6/16/25	900,000	928,125
General Motors Financial Co., Inc.
3.550%, 7/8/22	800,000	824,337
5.200%, 3/20/23	173,000	187,562
5.100%, 1/17/24	243,000	265,550
4.300%, 7/13/25	70,000	74,710
5.250%, 3/1/26	47,000	53,023
2.700%, 8/20/27	215,000	212,927
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	800,000	810,485
3.350%, 6/8/25§	453,000	473,340
LeasePlan Corp. NV
2.875%, 10/24/24§	800,000	823,389
Navient Corp.
6.625%, 7/26/21	260,000	263,250
OneMain Finance Corp.
6.125%, 5/15/22	700,000	722,750
Synchrony Financial
4.500%, 7/23/25	326,000	358,985

		8,951,525

Diversified Financial Services (0.4%)
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§	201,746	179,688
GE Capital Funding LLC
3.450%, 5/15/25§	700,000	747,536
4.050%, 5/15/27§	1,136,000	1,220,874
4.400%, 5/15/30§	1,116,000	1,196,834
NTT Finance Corp.
1.900%, 7/21/21(m)	600,000	606,960
Petronas Capital Ltd.
4.550%, 4/21/50§	307,000	393,754
Private Export Funding Corp.
Series II
2.050%, 11/15/22	79,000	81,959
Shell International Finance BV
3.250%, 4/6/50	292,000	309,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Synchrony Bank
3.650%, 5/24/21		$1,000,000	$1,015,286
Voya Financial, Inc.
(ICE LIBOR USD 3 Month + 3.58%), 5.650%, 5/15/53(k)		91,000	93,275

			5,845,986

Insurance (0.3%)
Alleghany Corp.
3.625%, 5/15/30		328,000	367,409
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23(k)§		1,147,285	1,141,548
Assurant, Inc.
4.200%, 9/27/23		1,000,000	1,078,170
Jackson National Life Global Funding
2.375%, 9/15/22§		900,000	930,182
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	263,040
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		100,000	167,857

			3,948,206

Thrifts & Mortgage Finance (0.1%)
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		1,000,000	1,058,274
4.000%, 9/14/26§		435,000	470,772

			1,529,046

Total Financials			77,366,886

Health Care (0.5%)
Biotechnology (0.2%)
AbbVie, Inc.
3.450%, 3/15/22§		1,000,000	1,036,426
2.950%, 11/21/26§		1,050,000	1,138,736
Biogen, Inc.
4.050%, 9/15/25		360,000	411,284

			2,586,446

Health Care Equipment & Supplies (0.0%)
Zimmer Biomet Holdings, Inc.
3.550%, 3/20/30		56,000	62,348

Health Care Providers & Services (0.1%)
Centene Corp.
4.250%, 12/15/27		53,000	55,460
Cigna Corp.
3.750%, 7/15/23		70,000	75,749
4.125%, 11/15/25		124,000	141,879
3.400%, 3/1/27		318,000	354,432
4.375%, 10/15/28		165,000	194,928
CVS Health Corp.
3.700%, 3/9/23		389,000	416,139
4.100%, 3/25/25		159,000	179,422
HCA, Inc.
5.250%, 6/15/26		47,000	54,641

			1,472,650

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
3.875%, 12/15/23§		400,000	436,664
4.250%, 12/15/25§		1,000,000	1,145,214
Royalty Pharma plc
1.750%, 9/2/27§		54,000	54,121
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		409,000	453,357
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23(m)	EUR	600,000	648,731
Zoetis, Inc.
3.450%, 11/13/20		$152,000	152,378

			2,890,465

Total Health Care			7,011,909

Industrials (0.8%)
Aerospace & Defense (0.1%)
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	226,650
Raytheon Technologies Corp.
2.800%, 3/15/22§		800,000	824,781
Textron, Inc.
3.875%, 3/1/25		100,000	107,488

			1,158,919

Airlines (0.0%)
Southwest Airlines Co.
4.750%, 5/4/23		85,000	90,741
5.250%, 5/4/25		105,000	115,650

			206,391

Building Products (0.2%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		1,100,000	1,117,474
CRH America Finance, Inc.
4.500%, 4/4/48§		1,000,000	1,125,794

			2,243,268

Industrial Conglomerates (0.0%)
Alfa SAB de CV
5.250%, 3/25/24§		235,000	247,411
General Electric Co.
0.875%, 5/17/25	EUR	310,000	361,273
3.450%, 5/1/27		$96,000	101,300

			709,984

Machinery (0.1%)
CNH Industrial Capital LLC
4.875%, 4/1/21		600,000	612,082
3.875%, 10/15/21		500,000	514,390
Komatsu Finance America, Inc.
2.437%, 9/11/22(m)		1,000,000	1,021,261

			2,147,733

Road & Rail (0.2%)
Empresa de Transporte de Pasajeros Metro SA
3.650%, 5/7/30§		375,000	413,906
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		200,000	220,500
Penske Truck Leasing Co. LP
3.375%, 2/1/22§		800,000	827,269
4.875%, 7/11/22§		750,000	806,142
Rumo Luxembourg SARL
5.875%, 1/18/25§		255,000	267,033

			2,534,850

Trading Companies & Distributors (0.1%)
Aircastle Ltd.
5.125%, 3/15/21		900,000	911,810
Aviation Capital Group LLC
3.875%, 5/1/23§		11,000	10,886
4.375%, 1/30/24§		88,000	87,535
5.500%, 12/15/24§		255,000	263,080
3.500%, 11/1/27§		8,000	7,100
Mitsubishi Corp.
2.625%, 7/14/22(m)		800,000	826,604

			2,107,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Transportation Infrastructure (0.1%)
Central Nippon Expressway Co. Ltd. (ICE LIBOR USD 3 Month + 1.00%), 1.256%, 5/28/21(k)(m) $	1,600,000	$1,607,293

Total Industrials		12,715,453

Information Technology (0.8%)
Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.500%, 4/1/22	800,000	817,556

IT Services (0.2%)
Fiserv, Inc.
2.250%, 6/1/27	900,000	951,037
International Business Machines Corp.
2.950%, 5/15/50	150,000	153,834
Mastercard, Inc.
3.300%, 3/26/27	127,000	145,591
PayPal Holdings, Inc.
2.400%, 10/1/24	1,000,000	1,062,413

		2,312,875

Semiconductors & Semiconductor Equipment (0.3%)
Analog Devices, Inc.
2.950%, 4/1/25	27,000	29,471
Broadcom Corp.
3.875%, 1/15/27	1,214,000	1,342,262
3.500%, 1/15/28	37,000	39,768
Broadcom, Inc.
4.700%, 4/15/25	11,000	12,474
4.250%, 4/15/26	42,000	47,464
4.110%, 9/15/28	1,054,000	1,171,468
4.150%, 11/15/30	299,000	334,902
Lam Research Corp.
2.800%, 6/15/21	133,000	134,943
Microchip Technology, Inc.
3.922%, 6/1/21	900,000	919,734
Micron Technology, Inc.
4.975%, 2/6/26	700,000	811,561
NXP BV
2.700%, 5/1/25§	39,000	41,121

		4,885,168

Software (0.1%)
Infor, Inc.
1.750%, 7/15/25§	119,000	122,144
Oracle Corp.
2.500%, 4/1/25	304,000	325,788
3.600%, 4/1/50	140,000	155,976
VMware, Inc.
2.950%, 8/21/22	800,000	832,180

		1,436,088

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
2.400%, 8/20/50	315,000	306,963
Dell International LLC
4.420%, 6/15/21§	248,000	253,353
5.450%, 6/15/23§	860,000	942,493
6.020%, 6/15/26§	190,000	223,136
Seagate HDD Cayman
4.091%, 6/1/29§	84,000	91,351

		1,817,296

Total Information Technology		11,268,983

Materials (0.3%)
Chemicals (0.2%)
Alpek SAB de CV
4.250%, 9/18/29§	200,000	196,688
DuPont de Nemours, Inc.
4.205%, 11/15/23	230,000	252,702
4.493%, 11/15/25	230,000	263,798
Eastman Chemical Co.
3.800%, 3/15/25	110,000	121,107
LYB International Finance BV
4.000%, 7/15/23	345,000	373,921
Nutrition & Biosciences, Inc.
1.832%, 10/15/27§	83,000	83,233
Orbia Advance Corp. SAB de CV
4.875%, 9/19/22§	225,000	236,226
Syngenta Finance NV
4.441%, 4/24/23§	700,000	739,572

		2,267,247

Construction Materials (0.0%)
Cemex SAB de CV
7.375%, 6/5/27§	205,000	220,887
Inversiones CMPC SA
4.375%, 5/15/23(m)	205,000	217,364
4.375%, 4/4/27(m)	201,000	224,555

		662,806

Metals & Mining (0.1%)
Corp. Nacional del Cobre de Chile
3.750%, 1/15/31§	385,000	428,312
Fresnillo plc
4.250%, 10/2/50§	468,000	462,418
Glencore Funding LLC
4.125%, 5/30/23§	137,000	146,482
GUSAP III LP
4.250%, 1/21/30§	250,000	259,906
Indonesia Asahan Aluminium Persero PT
4.750%, 5/15/25§	299,000	326,284
Industrias Penoles SAB de CV
4.750%, 8/6/50§	310,000	319,062

		1,942,464

Paper & Forest Products (0.0%)
Suzano Austria GmbH
3.750%, 1/15/31	61,000	60,939

Total Materials		4,933,456

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.1%)
American Tower Corp. (REIT)
3.375%, 5/15/24	1,000,000	1,080,498
AvalonBay Communities, Inc. (REIT)
2.300%, 3/1/30	900,000	956,972
Boston Properties LP (REIT)
3.400%, 6/21/29	800,000	868,754
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	800,000	847,923
Corporate Office Properties LP (REIT)
2.250%, 3/15/26	700,000	708,078
Crown Castle International Corp. (REIT)
3.700%, 6/15/26	800,000	889,752
EPR Properties (REIT)
4.500%, 4/1/25	800,000	777,774
GLP Capital LP (REIT)
5.250%, 6/1/25	600,000	652,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Healthcare Trust of America Holdings LP (REIT)
3.500%, 8/1/26		$800,000	$885,133
Host Hotels & Resorts LP (REIT) Series D
3.750%, 10/15/23		12,000	12,413
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,700,000	1,878,312
Mid-America Apartments LP (REIT)
3.600%, 6/1/27		800,000	887,230
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		900,000	897,441
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		900,000	1,007,325
Service Properties Trust (REIT)
4.950%, 10/1/29		800,000	676,000
Spirit Realty LP (REIT)
3.400%, 1/15/30		800,000	793,299
VEREIT Operating Partnership LP (REIT)
4.625%, 11/1/25		800,000	881,073
Washington Prime Group LP (REIT)
6.450%, 8/15/24(e)		400,000	203,000
Welltower, Inc. (REIT)
3.625%, 3/15/24		32,000	34,515
4.000%, 6/1/25		76,000	84,961
3.100%, 1/15/30		56,000	59,260
2.750%, 1/15/31		764,000	783,180

			15,865,183

Real Estate Management & Development (0.1%)
Celulosa Arauco y Constitucion SA
4.200%, 1/29/30§		205,000	216,787
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	700,000	837,899
Tesco Property Finance 5 plc
5.661%, 10/13/41(m)	GBP	489,666	837,519

			1,892,205

Total Real Estate			17,757,388

Utilities (1.0%)
Electric Utilities (0.8%)
Avangrid, Inc.
3.800%, 6/1/29		$900,000	1,037,077
Duke Energy Corp.
3.050%, 8/15/22		600,000	623,583
3.750%, 4/15/24		600,000	657,557
Edison International
3.550%, 11/15/24		600,000	635,370
Electricite de France SA
2.350%, 10/13/20§		900,000	900,457
Enel Chile SA
4.875%, 6/12/28		226,000	265,739
Enel Finance International NV
4.250%, 9/14/23§		800,000	873,849
Entergy Arkansas LLC
3.750%, 2/15/21		1,530,000	1,548,960
Kentucky Utilities Co.
3.300%, 6/1/50		133,000	145,714
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22		900,000	931,905
1.950%, 9/1/22		800,000	820,612
2.750%, 5/1/25		62,000	67,046
Pacific Gas and Electric Co.
3.500%, 6/15/25		700,000	732,443
3.150%, 1/1/26(x)		600,000	613,703
2.950%, 3/1/26		600,000	606,291
Southern Co. (The)
2.350%, 7/1/21		1,000,000	1,012,560
Terraform Global Operating LLC
6.125%, 3/1/26§		26,000	26,520

			11,499,386

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
3.550%, 4/1/23		800,000	853,403
SGSP Australia Assets Pty. Ltd.
3.300%, 4/9/23(e)(m)		1,000,000	1,064,691

			1,918,094

Independent Power and Renewable Electricity Producers (0.0%)
Colbun SA
3.150%, 3/6/30§		260,000	279,988

Multi-Utilities (0.1%)
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	325,200
San Diego Gas & Electric Co.
Series VVV
1.700%, 10/1/30		800,000	796,055

			1,121,255

Total Utilities			14,818,723

Total Corporate Bonds			189,752,810

Foreign Government Securities (0.9%)
Arab Republic of Egypt
6.125%, 1/31/22§		210,000	214,791
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 31.548%, 4/3/22(k)(r)	ARS	150,000	113
Canada Government Bond
0.500%, 12/1/50 TIPS	CAD	295,571	269,722
Corp. Financiera de Desarrollo SA
2.400%, 9/28/27§		$470,000	472,200
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	273,240
Federative Republic of Brazil
2.875%, 6/6/25		223,000	225,007
Japan Bank for International Cooperation
2.375%, 7/21/22		800,000	828,894
Japan Government Bond CPI Linked
0.100%, 3/10/27 TIPS	JPY	170,928,916	1,612,603
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	1,005,366
Kingdom of Saudi Arabia
2.900%, 10/22/25§		331,000	353,756
Oriental Republic of Uruguay
4.375%, 1/23/31		64,430	76,611
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 33.400%, 4/12/25(k)(m)(r)	ARS	240,000	172
Republic of Colombia
3.125%, 4/15/31		$235,000	240,052
Republic of Panama
9.375%, 4/1/29		190,000	291,769

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Peru
8.200%, 8/12/26(m)	PE	N 2,000,000	$736,069
6.350%, 8/12/28(m)		2,000,000	672,938
6.950%, 8/12/31(m)		1,000,000	339,093
State of Israel Government Bond
3.875%, 7/3/50		$239,000	286,651
State of Qatar
4.500%, 4/23/28§		900,000	1,074,375
5.103%, 4/23/48§		800,000	1,110,250
Tokyo Metropolitan Government
2.500%, 6/8/22§		1,400,000	1,446,297
United Arab Emirates Government Bond
2.125%, 9/30/24§		425,000	443,062
2.500%, 4/16/25§		381,000	403,384
1.700%, 3/2/31§		230,000	227,412
3.875%, 4/16/50§		381,000	464,106
United Mexican States
3.900%, 4/27/25		278,000	303,993

Total Foreign Government Securities			13,371,926

Loan Participation (0.1%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, Term Loan (ICE LIBOR USD 3 Month + 1.75%), 1.970%, 10/6/23(k)		2,100,000	2,048,812

Total Financials			2,048,812

Total Loan Participation			2,048,812

Mortgage-Backed Securities (9.3%)
FHLMC
4.074%, 11/1/31(l)		2,178	2,255
5.500%, 1/1/35		47,998	56,013
5.500%, 7/1/35		34,123	39,493
4.000%, 7/1/44		337,506	373,084
4.000%, 2/1/46		450,936	498,754
4.000%, 8/1/48		403,659	438,989
4.500%, 10/1/48		361,477	399,746
4.000%, 11/1/48		148,773	161,795
4.500%, 11/1/48		765,002	845,993
5.000%, 11/1/48		220,057	245,290
4.000%, 12/1/48		277,474	301,760
FHLMC UMBS
4.000%, 7/1/48		82,153	87,582
4.000%, 9/1/48		306,369	326,619
3.500%, 9/1/49		690,197	745,681
3.500%, 10/1/49		682,282	733,553
3.500%, 11/1/49		269,614	289,181
3.500%, 1/1/50		762,490	834,747
2.000%, 8/1/50		2,970,356	3,072,583
FNMA
3.624%, 1/1/28(l)		11,320	11,597
2.005%, 3/1/33(l)		14,635	14,550
3.424%, 1/1/36(l)		147,374	154,227
3.460%, 2/1/37(l)		53,905	56,219
3.016%, 12/1/40(l)		3,561	3,661
FNMA UMBS
9.000%, 8/1/26		470	519
2.500%, 5/1/30		12,526	13,132
2.500%, 8/1/31		405,007	424,353
2.500%, 11/1/31		670,428	702,453
2.500%, 12/1/31		228,779	239,493
2.500%, 1/1/32		551,541	577,370
2.500%, 2/1/32		22,006	23,037
5.500%, 4/1/33		43,021	49,627
5.500%, 7/1/33		42,408	48,916
5.500%, 4/1/34		22,512	26,057
5.500%, 5/1/34		16,085	18,618
5.500%, 11/1/34		66,610	77,471
5.500%, 2/1/35		245,845	285,192
4.500%, 8/1/35		10,308	11,457
5.000%, 10/1/35		19,584	22,464
5.000%, 7/1/36		22,710	26,146
4.500%, 7/1/37		6,815	7,581
4.500%, 8/1/37		8,418	9,391
4.500%, 4/1/38		55,865	62,745
4.500%, 2/1/39		282,507	317,395
4.500%, 3/1/39		300,434	337,452
4.500%, 4/1/39		168,294	189,095
4.500%, 5/1/39		3,023	3,397
4.500%, 6/1/39		28,265	31,769
4.500%, 7/1/39		339,858	382,222
5.000%, 12/1/39		59,467	68,234
4.500%, 1/1/40		31,277	35,175
4.000%, 12/1/40		205,433	227,293
4.500%, 3/1/41		13,358	14,952
4.500%, 5/1/41		3,096	3,466
4.500%, 7/1/41		2,692	3,013
3.500%, 2/1/42		113,088	124,830
4.500%, 9/1/42		105,815	119,005
3.500%, 11/1/42		1,192,166	1,317,061
4.500%, 11/1/42		41,808	46,992
3.500%, 1/1/43		184,114	203,402
3.500%, 4/1/43		714,626	789,723
4.000%, 10/1/43		779,867	859,682
3.000%, 5/1/45		88,988	93,856
3.000%, 8/1/45		751,429	792,530
3.500%, 3/1/48		1,526,893	1,649,638
3.500%, 5/1/48		1,186,582	1,281,969
4.000%, 8/1/48		253,188	275,303
4.000%, 9/1/48		463,931	504,453
4.500%, 9/1/48		1,057,251	1,168,885
4.000%, 12/1/48		282,895	307,604
4.000%, 6/1/49		689,748	756,461
3.500%, 10/1/49		727,786	781,061
3.500%, 11/1/49		545,438	585,535
3.500%, 1/1/50		762,157	825,093
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 10/25/50 TBA		780,000	784,936
2.000%, 10/25/50 TBA		1,520,000	1,571,775
2.500%, 10/25/50 TBA		3,640,000	3,818,872
3.000%, 11/25/50 TBA		25,000,000	26,192,382
3.500%, 11/25/50 TBA		21,000,000	22,162,384
2.000%, 12/25/50 TBA		19,900,000	20,493,114
2.500%, 12/25/50 TBA		22,500,000	23,526,562
GNMA
3.250%, 7/20/27(l)		850	868
3.000%, 5/15/43		240,069	254,011
3.000%, 7/15/45		443,574	466,147
3.000%, 5/20/46		368,086	387,574
5.000%, 2/20/49		1,647,778	1,790,610
3.500%, 10/15/50 TBA		1,000,000	1,042,578
3.000%, 12/15/50 TBA		1,800,000	1,883,320
3.500%, 12/15/50 TBA		7,900,000	8,319,688

Total Mortgage-Backed Securities			139,110,761

Municipal Bonds (0.2%)
City Of Chicago General Obligation Bonds, Taxable
Series 2015 B
7.750%, 1/1/42		100,000	108,129

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
City of Chicago Taxable General Obligation Bonds,
Series 2008A
5.630%, 1/1/22	$325,000	$328,094
County of Los Angeles Public Works Financing Authority, Revenue Bonds,
Series 2010-B
5.841%, 8/1/21	255,000	266,284
Florida State Board of Administration Finance Corp. Revenue Bonds,
Series 2020A
1.705%, 7/1/27	288,000	292,208
New York State Dormitory Authority, St Personal Income Tax Revenue Anticipation Notes,
Series 2020B
5.000%, 3/31/21	75,000	76,802
Port Authority of New York and New Jersey Consolidated Notes,
Series AAA
1.086%, 7/1/23	180,000	182,579
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.235%, 5/15/22	955,000	1,025,957
State of California
5.700%, 11/1/21	225,000	237,960
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable
Series 2020B
3.007%, 1/1/33	800,000	842,824

Total Municipal Bonds		3,360,837

U.S. Government Agency Securities (36.7%)
FFCB
2.230%, 4/5/21	4,000,000	4,043,111
2.540%, 4/5/21	20,000,000	20,245,224
2.700%, 8/27/21	4,300,000	4,398,736
2.850%, 9/20/21	3,500,000	3,590,756
3.000%, 10/19/21	5,000,000	5,149,035
1.950%, 11/2/21	5,450,000	5,556,314
2.550%, 3/1/22	4,370,000	4,515,399
1.750%, 7/1/22	30,000,000	30,831,510
FHLB
5.625%, 6/11/21	150,000	155,692
1.875%, 7/7/21	635,000	643,360
1.875%, 11/29/21	30,000,000	30,591,294
2.625%, 12/10/21	21,470,000	22,101,609
2.125%, 6/10/22	5,545,000	5,727,147
2.000%, 9/9/22	36,060,000	37,340,627
1.375%, 2/17/23	30,000,000	30,815,832
2.125%, 6/9/23	26,595,000	27,915,386
2.500%, 2/13/24	2,365,000	2,544,486
2.875%, 9/13/24	20,000,000	22,013,450
2.750%, 12/13/24	17,950,000	19,743,564
2.375%, 3/14/25	5,500,000	5,985,625
3.250%, 11/16/28	12,910,000	15,484,661
FHLMC
2.375%, 1/13/22	46,804,000	48,130,107
2.750%, 6/19/23	34,032,000	36,349,249
FNMA
0.250%, 7/10/23	25,000,000	25,009,463
2.875%, 9/12/23	42,290,000	45,564,117
2.500%, 2/5/24	3,545,000	3,808,178
1.625%, 1/7/25	30,000,000	31,618,299
1.875%, 9/24/26	25,816,000	27,904,292
Hashemite Kingdom of Jordan AID Bonds
2.578%, 6/30/22	7,191,000	7,472,326
Iraq Government AID Bonds
2.149%, 1/18/22	7,460,000	7,644,528
NCUA Guaranteed Notes
3.450%, 6/12/21	20,000	20,435
Tennessee Valley Authority
3.875%, 2/15/21	818,000	829,402
1.875%, 8/15/22	850,000	876,619
Ukraine Government AID Bonds
1.471%, 9/29/21	11,300,000	11,424,505

Total U.S. Government Agency Securities		546,044,338

U.S. Treasury Obligations (38.0%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,347,000	6,078,887
4.250%, 5/15/39	200,000	307,154
4.375%, 11/15/39	200,000	312,797
4.625%, 2/15/40	200,000	322,420
4.375%, 5/15/40	1,000,000	1,571,651
3.750%, 8/15/41	94,000	138,188
3.000%, 5/15/42	1,010,500	1,345,553
3.625%, 8/15/43	627,300	915,997
3.750%, 11/15/43	421,000	626,293
3.625%, 2/15/44	1,055,000	1,544,284
3.375%, 5/15/44	800,000	1,130,964
3.125%, 8/15/44	4,359,100	5,941,636
3.000%, 11/15/44	483,700	647,439
3.000%, 5/15/45	400,000	536,551
2.875%, 8/15/45	2,700,000	3,554,137
3.000%, 5/15/47	5,900,000	8,007,943
3.000%, 2/15/48	1,500,000	2,042,549
2.875%, 5/15/49	4,200,000	5,636,369
1.250%, 5/15/50	2,105,000	2,000,818
1.375%, 8/15/50	4,500,000	4,416,141
U.S. Treasury Inflation Linked Notes
0.375%, 7/15/25 TIPS	2,160,925	2,342,732
0.125%, 7/15/26 TIPS	1,276,038	1,382,268
0.750%, 7/15/28 TIPS	330,307	380,292
U.S. Treasury Notes
0.125%, 6/30/22	2,423,000	2,422,821
0.125%, 8/31/22	15,185,000	15,184,438
0.125%, 7/15/23	6,865,300	6,859,932
2.250%, 12/31/23	11,310,300	12,071,844
2.500%, 1/31/24	20,080,900	21,632,471
2.750%, 2/15/24	27,247,000	29,607,729
2.125%, 3/31/24	22,717,000	24,255,091
2.500%, 5/15/24	19,989,000	21,655,805
2.125%, 7/31/24#	10,000,000	10,733,568
2.125%, 9/30/24	4,700,000	5,057,964
2.000%, 2/15/25	59,940,800	64,534,825
0.375%, 4/30/25	16,577,000	16,675,661
2.125%, 5/15/25	30,428,000	33,044,914
0.250%, 8/31/25	14,804,000	14,792,511
2.250%, 11/15/25	36,380,700	39,999,139
1.500%, 8/15/26	10,635,000	11,339,316
2.000%, 11/15/26	10,469,300	11,494,932
2.250%, 2/15/27	12,748,000	14,232,382
2.250%, 8/15/27	26,294,000	29,501,984
2.250%, 11/15/27	11,532,000	12,969,976
2.750%, 2/15/28	11,215,000	13,050,994
2.875%, 5/15/28	5,240,000	6,168,217
3.125%, 11/15/28	12,759,300	15,375,139
2.625%, 2/15/29	9,196,800	10,748,966
2.375%, 5/15/29	30,797,500	35,456,244
1.625%, 8/15/29	1,173,000	1,277,514

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
1.750%, 11/15/29		$3,249,400	$3,579,318
1.500%, 2/15/30		6,784,200	7,322,792
0.625%, 5/15/30		15,982,800	15,938,484
0.625%, 8/15/30		7,522,000	7,484,674

Total U.S. Treasury Obligations			565,652,708

Total Long-Term Debt Securities (103.6%) (Cost $1,474,909,962)			1,543,201,272

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*		2	10

Total Consumer Staples			10

Financials (0.0%)
Diversified Financial Services (0.0%)
Jefferies Financial Group, Inc.		29	522

Total Financials			522

Total Common Stocks (0.0%) (Cost $–)			532

	Principal Amount		Value (Note 1)
SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.5%)
Federative Republic of Brazil
0.00%, 4/1/21(p)	BRL	36,500,000	6,427,098

Repurchase Agreements (0.0%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)		$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $534,716, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $545,409(xx)		534,715	534,715

Total Repurchase Agreements			634,715

U.S. Government Agency Securities (1.0%)
FHLB
0.05%, 10/14/20(o)(p)		12,000,000	11,999,772
0.08%, 10/23/20(o)(p)		2,800,000	2,799,859

Total U.S. Government Agency Securities			14,799,631

U.S. Treasury Obligations (1.4%)
U.S. Treasury Bills
0.07%, 10/1/20(p)		4,200,000	4,199,992
0.08%, 10/15/20(p)(v)		4,100,000	4,099,866
0.08%, 10/20/20(p)		7,900,000	7,899,629
0.10%, 11/12/20(p)		1,395,000	1,394,841
0.10%, 11/27/20(p)		3,700,000	3,699,429

Total U.S. Treasury Obligations			21,293,757

Total Short-Term Investments (2.9%) (Cost $43,539,867)			43,155,201

Total Investments in Securities (106.5%) (Cost $1,518,449,829)			1,586,357,005
Other Assets Less Liabilities (-6.5%)			(96,640,024)

Net Assets (100%)			$1,489,716,981

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $107,329,120 or 7.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $535,605.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $18,494,094 or 1.2% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $12,000.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)	At September 30, 2020, the Portfolio had loaned securities with a total value of $620,948. This was collateralized by cash of $634,715 which was subsequently invested in joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	5	12/2020	EUR	1,023,080	5,647
U.S. Treasury 2 Year Note	223	12/2020	USD	49,274,289	5,153
U.S. Treasury 5 Year Note	81	12/2020	USD	10,208,531	10,178
U.S. Treasury 10 Year Note	254	12/2020	USD	35,440,938	89,147
U.S. Treasury 10 Year Ultra Note	33	12/2020	USD	5,277,422	11,103
U.S. Treasury Ultra Bond	53	12/2020	USD	11,756,063	(99,689)

					21,539

Short Contracts
Canada 10 Year Bond	(8)	12/2020	CAD	(912,080)	620
Japan 10 Year Bond	(11)	12/2020	JPY	(15,865,074)	(38,186)
Japan 10 Year Bond Mini	(10)	12/2020	JPY	(1,442,279)	(4,587)
U.S. Treasury 5 Year Note	(61)	12/2020	USD	(7,687,906)	(12,545)
U.S. Treasury Long Bond	(13)	12/2020	USD	(2,291,656)	19,482

					(35,216)

					(13,677)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,828,611	AUD	2,479,000	JPMorgan Chase Bank	10/2/2020	53,027
USD	148,649	CAD	194,000	JPMorgan Chase Bank	10/2/2020	2,954
USD	3,392,762	EUR	2,835,000	Barclays Bank plc	10/2/2020	68,867
JPY	85,464	USD	810	JPMorgan Chase Bank	10/8/2020	1
USD	563,909	EUR	479,780	JPMorgan Chase Bank	10/15/2020	1,237
USD	3,326,634	EUR	2,835,000	Barclays Bank plc	11/3/2020	474
USD	12,342,016	GBP	9,412,000	Barclays Bank plc	11/17/2020	194,412
USD	310,858	PEN	1,113,804	Bank of America**	3/15/2021	2,147
USD	1,417,101	PEN	5,077,471	Deutsche Bank AG**	3/15/2021	9,790
USD	6,772,932	BRL	36,500,000	JPMorgan Chase Bank**	4/5/2021	312,587

Total unrealized appreciation						645,496

USD	1,645,193	JPY	173,554,716	Morgan Stanley	10/8/2020	(526)
USD	273,450	CAD	365,670	JPMorgan Chase Bank	10/9/2020	(1,176)
USD	281,920	MYR	1,188,496	Goldman Sachs Bank USA**	12/16/2020	(3,450)

Total unrealized depreciation						(5,152)

Net unrealized appreciation						640,344

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Asset-Backed Securities	$—	$28,151,943	$28,758	$28,180,701
Collateralized Mortgage Obligations	—	26,398,728	—	26,398,728
Commercial Mortgage-Backed Securities	—	29,279,651	—	29,279,651
Common Stocks
Consumer Staples	10	—	—	10
Financials	522	—	—	522
Corporate Bonds
Communication Services	—	12,410,171	—	12,410,171
Consumer Discretionary	—	8,670,363	—	8,670,363
Consumer Staples	—	10,269,363	—	10,269,363
Energy	—	12,530,115	—	12,530,115
Financials	—	77,107,775	259,111	77,366,886
Health Care	—	7,011,909	—	7,011,909
Industrials	—	12,715,453	—	12,715,453
Information Technology	—	11,268,983	—	11,268,983
Materials	—	4,933,456	—	4,933,456
Real Estate	—	17,757,388	—	17,757,388
Utilities	—	14,818,723	—	14,818,723
Foreign Government Securities	—	13,371,641	285	13,371,926
Forward Currency Contracts	—	645,496	—	645,496
Futures	141,330	—	—	141,330
Loan Participations
Financials	—	2,048,812	—	2,048,812
Mortgage-Backed Securities	—	139,110,761	—	139,110,761
Municipal Bonds	—	3,360,837	—	3,360,837
Short-Term Investments
Foreign Government Treasury Bill	—	6,427,098	—	6,427,098
Repurchase Agreements	—	634,715	—	634,715
U.S. Government Agency Securities	—	14,799,631	—	14,799,631
U.S. Treasury Obligations	—	21,293,757	—	21,293,757
U.S. Government Agency Securities	—	546,044,338	—	546,044,338
U.S. Treasury Obligations	—	565,652,708	—	565,652,708

Total Assets	$141,862	$1,586,713,815	$288,154	$1,587,143,831

Liabilities:
Forward Currency Contracts	$—	$(5,152)	$—	$(5,152)
Futures	(155,007)	—	—	(155,007)

Total Liabilities	$(155,007)	$(5,152)	$—	$(160,159)

Total	$(13,145)	$1,586,708,663	$288,154	$1,586,983,672

(a)	A security with a market value of $28,758 transferred from Level 2 to Level 3 at the end of the period due to inactive trading.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,564,926
Aggregate gross unrealized depreciation	(6,635,826)

Net unrealized appreciation	$65,929,100

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,521,054,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.8%)
Anterix, Inc.*	4,900	$160,279
ATN International, Inc.	6,300	315,882
Bandwidth, Inc., Class A*	11,100	1,937,727
Cincinnati Bell, Inc.*	20,167	302,505
Cogent Communications Holdings, Inc.	23,225	1,394,661
Consolidated Communications Holdings, Inc.*	37,941	215,884
IDT Corp., Class B*	1,100	7,238
Iridium Communications, Inc.*	67,800	1,734,324
Liberty Latin America Ltd., Class A*	24,300	200,475
Liberty Latin America Ltd., Class C*	87,119	709,149
Ooma, Inc.*	7,000	91,350
ORBCOMM, Inc.*	46,600	158,440
Vonage Holdings Corp.*	128,100	1,310,463

		8,538,377

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A(x)	10,300	48,513
Cinemark Holdings, Inc.	61,700	617,000
Eros STX Global Corp.(x)*	76,100	168,181
Glu Mobile, Inc.*	62,400	478,920
IMAX Corp.*	34,100	407,836
Liberty Media Corp.-Liberty Braves, Class A*	9,900	206,712
Liberty Media Corp.-Liberty Braves, Class C*	18,100	380,281
LiveXLive Media, Inc.(x)*	4,900	12,716
Marcus Corp. (The)	19,700	152,281

		2,472,440

Interactive Media & Services (0.4%)
Cargurus, Inc.*	49,800	1,077,174
Cars.com, Inc.*	41,200	332,896
DHI Group, Inc.*	3,700	8,362
Eventbrite, Inc., Class A(x)*	36,700	398,195
EverQuote, Inc., Class A*	8,800	340,032
Liberty TripAdvisor Holdings, Inc., Class A*	42,200	73,006
QuinStreet, Inc.*	24,700	391,248
TrueCar, Inc.*	63,100	315,500
Yelp, Inc.*	44,500	894,005

		3,830,418

Media (0.8%)
AMC Networks, Inc., Class A*	22,300	551,033
Boston Omaha Corp., Class A*	9,500	152,000
Cardlytics, Inc.*	14,900	1,051,493
Central European Media Enterprises Ltd., Class A*	60,800	254,752
comScore, Inc.*	4,800	9,792
Daily Journal Corp.(x)*	700	169,400
Emerald Holding, Inc.	14,100	28,764
Entercom Communications Corp., Class A	71,600	115,276
Entravision Communications Corp., Class A	40,900	62,168
EW Scripps Co. (The), Class A	34,312	392,529
Fluent, Inc.*	10,500	26,040
Gannett Co., Inc.(x)	32,489	42,236
Gray Television, Inc.*	65,000	895,050
Hemisphere Media Group, Inc.*	8,900	77,341
iHeartMedia, Inc., Class A(x)*	25,300	205,436
Loral Space & Communications, Inc.	11,496	210,377
Meredith Corp.	21,500	282,080
MSG Networks, Inc., Class A*	33,700	322,509
National CineMedia, Inc.	52,723	143,143
Saga Communications, Inc., Class A	2,000	39,760
Scholastic Corp.	14,860	311,911
Sinclair Broadcast Group, Inc., Class A	30,000	576,900
TechTarget, Inc.*	15,100	663,796
TEGNA, Inc.	121,100	1,422,925
Tribune Publishing Co.	17,400	202,884
WideOpenWest, Inc.*	32,900	170,751

		8,380,346

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	22,500	229,387
Gogo, Inc.(x)*	2,900	26,796
Shenandoah Telecommunications Co.	26,848	1,192,991
Spok Holdings, Inc.	14,400	136,944

		1,586,118

Total Communication Services		24,807,699

Consumer Discretionary (13.4%)
Auto Components (1.3%)
Adient plc*	49,600	859,568
American Axle & Manufacturing Holdings, Inc.*	62,275	359,327
Cooper Tire & Rubber Co.	33,322	1,056,307
Cooper-Standard Holdings, Inc.*	8,900	117,569
Dana, Inc.	85,565	1,054,161
Dorman Products, Inc.*	15,200	1,373,776
Fox Factory Holding Corp.*	22,400	1,664,992
Gentherm, Inc.*	22,600	924,340
Goodyear Tire & Rubber Co. (The)	133,300	1,022,411
LCI Industries	13,370	1,421,097
Modine Manufacturing Co.*	36,600	228,750
Motorcar Parts of America, Inc.*	11,300	175,828
Standard Motor Products, Inc.	12,800	571,520
Stoneridge, Inc.*	13,300	244,321
Tenneco, Inc., Class A*	28,997	201,239
Visteon Corp.*	16,000	1,107,520
Workhorse Group, Inc.(x)*	53,000	1,339,840
XPEL, Inc.(m)*	500	13,040

		13,735,606

Automobiles (0.1%)
Winnebago Industries, Inc.	17,346	896,268

Distributors (0.1%)
Core-Mark Holding Co., Inc.	25,600	740,608
Funko, Inc., Class A(x)*	18,000	104,220
Greenlane Holdings, Inc., Class A(x)*	11,400	25,536
Weyco Group, Inc.	2,700	43,659

		914,023

Diversified Consumer Services (0.6%)
Adtalem Global Education, Inc.*	36,000	883,440
American Public Education, Inc.*	9,407	265,183
Carriage Services, Inc.	8,700	194,097
Collectors Universe, Inc.	2,400	118,776
Franchise Group, Inc.	6,500	164,840
Houghton Mifflin Harcourt Co.*	31,900	55,187
K12, Inc.*	23,184	610,667
Laureate Education, Inc., Class A*	59,700	792,816
OneSpaWorld Holdings Ltd.(x)	33,600	218,400
Perdoceo Education Corp.*	38,600	472,464
Regis Corp.*	24,452	150,135
Strategic Education, Inc.	12,664	1,158,376
Universal Technical Institute, Inc.*	2,600	13,208
Vivint Smart Home, Inc.(x)*	40,200	686,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
WW International, Inc.*	26,600	$501,942

		6,286,147

Hotels, Restaurants & Leisure (3.7%)
Accel Entertainment, Inc.*	14,400	154,224
BBX Capital Corp.*	1,180	15,800
Biglari Holdings, Inc., Class B*	491	43,704
BJ’s Restaurants, Inc.	12,134	357,225
Bloomin’ Brands, Inc.	59,800	913,146
Bluegreen Vacations Corp.(x)	8,400	41,160
Boyd Gaming Corp.	46,700	1,433,223
Brinker International, Inc.	25,300	1,080,816
Caesars Entertainment, Inc.*	80,484	4,511,933
Carrols Restaurant Group, Inc.*	20,500	132,225
Century Casinos, Inc.*	9,500	52,060
Cheesecake Factory, Inc. (The)(x)	25,721	713,500
Churchill Downs, Inc.	21,879	3,584,218
Chuy’s Holdings, Inc.*	13,600	266,288
Cracker Barrel Old Country Store, Inc.	13,701	1,570,957
Dave & Buster’s Entertainment, Inc.	24,100	365,356
Del Taco Restaurants, Inc.*	14,200	116,440
Denny’s Corp.*	40,100	401,000
Dine Brands Global, Inc.	11,281	615,830
El Pollo Loco Holdings, Inc.*	16,600	268,920
Everi Holdings, Inc.*	36,800	303,600
Fiesta Restaurant Group, Inc.*	13,100	122,747
Golden Entertainment, Inc.*	7,700	106,491
Hilton Grand Vacations, Inc.*	49,100	1,030,118
International Game Technology plc(x)	57,300	637,749
Jack in the Box, Inc.	14,239	1,129,295
Lindblad Expeditions Holdings, Inc.*	13,300	113,183
Marriott Vacations Worldwide Corp.	23,680	2,150,381
Monarch Casino & Resort, Inc.*	5,800	258,680
Nathan’s Famous, Inc.	1,200	61,500
Noodles & Co.*	11,700	80,379
Papa John’s International, Inc.	18,642	1,533,864
Penn National Gaming, Inc.*	86,488	6,287,677
PlayAGS, Inc.*	3,800	13,452
Red Rock Resorts, Inc., Class A	38,900	665,190
Ruth’s Hospitality Group, Inc.	17,600	194,656
Scientific Games Corp., Class A*	31,300	1,092,683
SeaWorld Entertainment, Inc.*	28,400	560,048
Shake Shack, Inc., Class A(x)*	20,200	1,302,496
Target Hospitality Corp.*	3,100	3,782
Texas Roadhouse, Inc.	39,618	2,408,378
Twin River Worldwide Holdings, Inc.	13,200	346,764
Wingstop, Inc.	16,600	2,268,390

		39,309,528

Household Durables (2.4%)
Beazer Homes USA, Inc.*	13,500	178,200
Casper Sleep, Inc.(x)*	1,300	9,347
Cavco Industries, Inc.*	4,900	883,519
Century Communities, Inc.*	15,000	634,950
Ethan Allen Interiors, Inc.	15,154	205,185
GoPro, Inc., Class A*	57,100	258,663
Green Brick Partners, Inc.*	16,700	268,870
Hamilton Beach Brands Holding Co., Class A	3,100	60,295
Helen of Troy Ltd.*	14,198	2,747,597
Hooker Furniture Corp.	6,500	167,895
Installed Building Products, Inc.*	13,200	1,343,100
iRobot Corp.(x)*	15,900	1,206,810
KB Home	47,900	1,838,881
La-Z-Boy, Inc.	28,209	892,251
Legacy Housing Corp.*	2,100	28,728
LGI Homes, Inc.*	12,900	1,498,593
Lifetime Brands, Inc.	4,900	46,305
Lovesac Co. (The)(x)*	10,900	302,039
M.D.C. Holdings, Inc.	27,847	1,311,594
M/I Homes, Inc.*	16,200	746,010
Meritage Homes Corp.*	21,939	2,421,846
Purple Innovation, Inc.*	9,900	246,114
Skyline Champion Corp.*	28,500	762,945
Sonos, Inc.*	39,500	599,610
Taylor Morrison Home Corp., Class A*	71,320	1,753,759
TopBuild Corp.*	19,200	3,277,248
TRI Pointe Group, Inc.*	85,601	1,552,802
Tupperware Brands Corp.*	28,400	572,544
Turtle Beach Corp.*	3,000	54,600
Universal Electronics, Inc.*	5,900	222,666

		26,092,966

Internet & Direct Marketing Retail (0.8%)
1-800-Flowers.com, Inc., Class A*	12,700	316,738
CarParts.com, Inc.(x)*	24,900	269,169
Duluth Holdings, Inc., Class B*	12,300	150,306
Groupon, Inc.*	12,315	251,226
Lands’ End, Inc.*	4,500	58,635
Liquidity Services, Inc.*	12,400	92,504
Magnite, Inc.(x)*	44,423	308,518
Overstock.com, Inc.*	23,200	1,685,480
PetMed Express, Inc.(x)	11,700	369,954
Quotient Technology, Inc.*	62,500	461,250
RealReal, Inc. (The)*	42,900	620,763
Shutterstock, Inc.	10,900	567,236
Stamps.com, Inc.*	9,300	2,240,835
Stitch Fix, Inc., Class A(x)*	32,400	879,012
Waitr Holdings, Inc.(x)*	17,700	56,994

		8,328,620

Leisure Products (0.6%)
Acushnet Holdings Corp.	19,900	668,839
American Outdoor Brands, Inc.*	7,458	97,178
Callaway Golf Co.	52,763	1,009,884
Clarus Corp.	5,124	72,351
Johnson Outdoors, Inc., Class A	2,800	229,292
Malibu Boats, Inc., Class A*	11,900	589,764
Marine Products Corp.	1,900	29,716
MasterCraft Boat Holdings, Inc.*	7,200	125,928
Nautilus, Inc.*	15,400	264,264
Smith & Wesson Brands, Inc.	29,835	463,039
Sturm Ruger & Co., Inc.	10,600	648,296
Vista Outdoor, Inc.*	28,000	565,040
YETI Holdings, Inc.*	42,800	1,939,696

		6,703,287

Multiline Retail (0.2%)
Big Lots, Inc.	25,600	1,141,760
Dillard’s, Inc., Class A(x)	8,700	317,724
Macy’s, Inc.(x)	180,100	1,026,570

		2,486,054

Specialty Retail (2.7%)
Aaron’s, Inc.	37,200	2,107,380
Abercrombie & Fitch Co., Class A	39,300	547,449
American Eagle Outfitters, Inc.	94,800	1,403,988
America’s Car-Mart, Inc.*	2,900	246,152
Asbury Automotive Group, Inc.*	11,442	1,115,023
At Home Group, Inc.*	22,500	334,350
Bed Bath & Beyond, Inc.(x)	75,100	1,124,998
Boot Barn Holdings, Inc.*	15,600	438,984
Buckle, Inc. (The)	11,389	232,222
Caleres, Inc.	27,663	264,458
Camping World Holdings, Inc., Class A	18,900	562,275
Cato Corp. (The), Class A	18,023	140,940
Chico’s FAS, Inc.	9,900	9,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Citi Trends, Inc.	800	$19,984
Conn’s, Inc.*	2,600	27,508
Container Store Group, Inc. (The)*	7,300	45,333
Designer Brands, Inc., Class A	38,100	206,883
Express, Inc.(x)*	13,300	8,113
Genesco, Inc.*	10,057	216,628
Group 1 Automotive, Inc.	11,937	1,055,111
Guess?, Inc.	25,100	291,662
Haverty Furniture Cos., Inc.	11,400	238,716
Hibbett Sports, Inc.*	10,455	410,045
Hudson Ltd., Class A*	39,300	298,680
Lithia Motors, Inc., Class A	13,600	3,099,984
Lumber Liquidators Holdings, Inc.*	15,000	330,750
MarineMax, Inc.*	10,000	256,700
Michaels Cos., Inc. (The)(x)*	48,300	466,336
Monro, Inc.	17,604	714,194
Murphy USA, Inc.*	17,400	2,231,898
National Vision Holdings, Inc.*	44,592	1,705,198
ODP Corp. (The)	31,300	608,785
OneWater Marine, Inc., Class A*	1,200	24,588
Rent-A-Center, Inc.	27,603	825,054
RH*	9,443	3,613,081
Sally Beauty Holdings, Inc.*	68,400	594,396
Shoe Carnival, Inc.(x)	7,600	255,208
Signet Jewelers Ltd.	33,000	617,100
Sleep Number Corp.*	16,700	816,797
Sonic Automotive, Inc., Class A	14,825	595,372
Sportsman’s Warehouse Holdings, Inc.*	7,100	101,601
Tilly’s, Inc., Class A	2,700	16,281
Urban Outfitters, Inc.*	39,800	828,238
Winmark Corp.	1,000	172,180
Zumiez, Inc.*	8,500	236,470

		29,456,721

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	42,834	1,830,297
Deckers Outdoor Corp.*	16,200	3,564,162
Fossil Group, Inc.(x)*	27,100	155,554
G-III Apparel Group Ltd.*	24,200	317,262
Kontoor Brands, Inc.	25,000	605,000
Movado Group, Inc.	3,500	34,790
Oxford Industries, Inc.	8,700	351,132
Rocky Brands, Inc.	100	2,483
Steven Madden Ltd.	48,310	942,045
Unifi, Inc.*	11,500	147,660
Vera Bradley, Inc.*	18,100	110,591
Wolverine World Wide, Inc.	44,780	1,157,115

		9,218,091

Total Consumer Discretionary		143,427,311

Consumer Staples (3.4%)
Beverages (0.3%)
Celsius Holdings, Inc.*	20,600	467,826
Coca-Cola Consolidated, Inc.	2,600	625,768
Cott Corp.(x)	90,100	1,279,420
MGP Ingredients, Inc.	7,100	282,154
National Beverage Corp.(x)*	5,400	367,254
NewAge, Inc.(x)*	56,700	98,091

		3,120,513

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	18,909	362,486
BJ’s Wholesale Club Holdings, Inc.*	78,966	3,281,037
Chefs’ Warehouse, Inc. (The)*	15,100	219,554
HF Foods Group, Inc.(x)*	9,900	65,439
Ingles Markets, Inc., Class A	6,800	258,672
Natural Grocers by Vitamin Cottage, Inc.	13,300	131,138
Performance Food Group Co.*	75,600	2,617,272
PriceSmart, Inc.	11,452	760,985
Rite Aid Corp.(x)*	29,394	278,949
SpartanNash Co.	20,870	341,224
United Natural Foods, Inc.*	28,488	423,617
Village Super Market, Inc., Class A	6,000	147,660
Weis Markets, Inc.	6,851	328,848

		9,216,881

Food Products (1.5%)
Alico, Inc.	1,500	42,930
B&G Foods, Inc.(x)	37,700	1,046,929
Bridgford Foods Corp.*	100	1,831
Calavo Growers, Inc.	8,900	589,803
Cal-Maine Foods, Inc.*	17,384	667,024
Darling Ingredients, Inc.*	94,299	3,397,593
Farmer Bros Co.*	8,617	38,087
Fresh Del Monte Produce, Inc.	18,504	424,112
Freshpet, Inc.*	22,300	2,489,795
Hostess Brands, Inc.*	68,900	849,537
J & J Snack Foods Corp.	8,603	1,121,745
John B Sanfilippo & Son, Inc.	3,700	278,906
Lancaster Colony Corp.	10,737	1,919,776
Landec Corp.*	18,500	179,820
Limoneira Co.	11,200	160,160
Sanderson Farms, Inc.	11,493	1,355,829
Seneca Foods Corp., Class A*	6,900	246,537
Simply Good Foods Co. (The)*	47,700	1,051,785
Tootsie Roll Industries, Inc.(x)	9,990	308,691

		16,170,890

Household Products (0.3%)
Central Garden & Pet Co.*	6,200	247,566
Central Garden & Pet Co., Class A*	23,733	857,711
Oil-Dri Corp. of America	3,700	132,349
WD-40 Co.	8,227	1,557,453

		2,795,079

Personal Products (0.3%)
BellRing Brands, Inc., Class A*	22,669	470,155
Edgewell Personal Care Co.*	30,100	839,188
elf Beauty, Inc.*	17,900	328,823
Inter Parfums, Inc.	9,100	339,885
Lifevantage Corp.*	3,300	39,831
Medifast, Inc.	6,000	986,700
Nature’s Sunshine Products, Inc.*	2,200	25,454
Revlon, Inc., Class A(x)*	12,900	81,528
USANA Health Sciences, Inc.*	7,000	515,550

		3,627,114

Tobacco (0.1%)
Turning Point Brands, Inc.	9,300	259,470
Universal Corp.	14,153	592,728
Vector Group Ltd.	77,808	753,959

		1,606,157

Total Consumer Staples		36,536,634

Energy (1.9%)
Energy Equipment & Services (0.5%)
Archrock, Inc.	71,000	381,980
Bristow Group, Inc.*	5,866	124,652
Cactus, Inc., Class A	26,600	510,454
ChampionX Corp.*	107,200	856,528
DMC Global, Inc.	8,000	263,520
Dril-Quip, Inc.*	21,700	537,292
Exterran Corp.*	15,100	62,816
Frank’s International NV*	78,900	121,506
Helix Energy Solutions Group, Inc.*	79,400	191,354
Liberty Oilfield Services, Inc., Class A	39,800	318,002
Matrix Service Co.*	13,200	110,220
National Energy Services Reunited Corp.*	4,800	30,624
Newpark Resources, Inc.*	41,202	43,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
NexTier Oilfield Solutions, Inc.*	90,936	$168,232
Oceaneering International, Inc.*	55,200	194,304
Oil States International, Inc.*	29,100	79,443
Patterson-UTI Energy, Inc.	105,600	300,960
ProPetro Holding Corp.*	45,200	183,512
RPC, Inc.*	58,000	153,120
SEACOR Holdings, Inc.*	9,200	267,536
Select Energy Services, Inc., Class A*	37,700	144,768
Solaris Oilfield Infrastructure, Inc., Class A	13,500	85,590
Tidewater, Inc.*	21,350	143,259
Transocean Ltd.(x)*	337,300	272,167
US Silica Holdings, Inc.	16,900	50,700

		5,595,801

Oil, Gas & Consumable Fuels (1.4%)
Antero Resources Corp.(x)*	140,000	385,000
Arch Resources, Inc.(x)	12,600	535,248
Ardmore Shipping Corp.	17,300	61,588
Berry Corp.	34,400	109,048
Bonanza Creek Energy, Inc.*	14,300	268,840
Brigham Minerals, Inc., Class A	14,900	132,908
Clean Energy Fuels Corp.*	89,659	222,354
CNX Resources Corp.*	109,900	1,037,456
Comstock Resources, Inc.(x)*	36,100	158,118
CONSOL Energy, Inc.*	11,700	51,831
Contango Oil & Gas Co.*	5,100	6,834
CVR Energy, Inc.	20,800	257,504
Delek US Holdings, Inc.	46,447	516,955
DHT Holdings, Inc.	61,500	317,340
Diamond S Shipping, Inc., Class S*	4,000	27,480
Dorian LPG Ltd.*	28,238	226,186
Earthstone Energy, Inc., Class A(x)*	3,000	7,770
Energy Fuels, Inc.(x)*	17,600	29,568
Evolution Petroleum Corp.	17,800	39,872
Falcon Minerals Corp.	1,300	3,172
Frontline Ltd.(x)	68,000	442,000
Golar LNG Ltd.*	55,100	333,631
Goodrich Petroleum Corp.*	600	4,614
Green Plains, Inc.*	20,000	309,600
Gulfport Energy Corp.(x)*	47,400	24,985
International Seaways, Inc.	14,266	208,426
Jura Energy Corp.*	690	36
Kosmos Energy Ltd.	232,500	226,827
Magnolia Oil & Gas Corp., Class A*	57,200	295,724
Matador Resources Co.*	58,500	483,210
Montage Resources Corp.*	9,566	41,995
NACCO Industries, Inc., Class A	2,300	41,883
NextDecade Corp.(x)*	600	1,788
Nordic American Tankers Ltd.(x)	78,901	275,365
Overseas Shipholding Group, Inc., Class A*	21,500	46,010
Ovintiv, Inc.	151,000	1,232,160
Par Pacific Holdings, Inc.*	23,800	161,126
PBF Energy, Inc., Class A	55,700	316,933
PDC Energy, Inc.*	59,180	733,536
Peabody Energy Corp.	74,200	170,660
Penn Virginia Corp.*	8,000	78,800
Range Resources Corp.	123,500	817,570
Renewable Energy Group, Inc.*	22,100	1,180,582
REX American Resources Corp.*	3,300	216,513
Scorpio Tankers, Inc.	25,830	285,938
SFL Corp. Ltd.	61,305	459,175
SM Energy Co.	63,400	100,806
Southwestern Energy Co.*	329,400	774,090
Talos Energy, Inc.*	17,300	111,585
Tellurian, Inc.(x)*	69,300	55,218
W&T Offshore, Inc.(x)*	143,644	258,559
Whiting Petroleum Corp.*	687	11,878
World Fuel Services Corp.	37,400	792,506

		14,888,801

Total Energy		20,484,602

Financials (14.6%)
Banks (6.8%)
1st Source Corp.	8,572	264,360
ACNB Corp.	4,300	89,440
Allegiance Bancshares, Inc.	16,200	378,594
Altabancorp	8,200	164,984
Amalgamated Bank, Class A	8,700	92,046
Amerant Bancorp, Inc.*	5,600	52,136
American National Bankshares, Inc.	5,400	112,968
Ameris Bancorp	36,894	840,445
Ames National Corp.	5,750	97,117
Arrow Financial Corp.	8,180	205,243
Atlantic Capital Bancshares, Inc.*	13,600	154,360
Atlantic Union Bankshares Corp.	53,074	1,134,191
Auburn National BanCorp, Inc.	100	3,626
Banc of California, Inc.	25,800	261,096
BancFirst Corp.	15,000	612,600
Bancorp, Inc. (The)*	29,700	256,608
BancorpSouth Bank	61,000	1,182,180
Bank First Corp.(x)	1,900	111,530
Bank of Marin Bancorp	6,300	182,448
Bank of NT Butterfield & Son Ltd. (The)	30,800	686,224
Bank of Princeton (The)	100	1,817
BankFinancial Corp.	11,521	83,182
BankUnited, Inc.	52,900	1,159,039
Bankwell Financial Group, Inc.	3,400	48,110
Banner Corp.	23,000	741,980
Bar Harbor Bankshares	9,446	194,115
BayCom Corp.*	1,000	10,300
BCB Bancorp, Inc.	1,200	9,600
Berkshire Hills Bancorp, Inc.	25,670	259,524
Boston Private Financial Holdings, Inc.	41,470	228,914
Bridge Bancorp, Inc.	9,581	166,997
Brookline Bancorp, Inc.	39,977	345,601
Bryn Mawr Bank Corp.	8,480	210,898
Business First Bancshares, Inc.	1,800	27,000
Byline Bancorp, Inc.	11,300	127,464
C&F Financial Corp.	2,000	59,400
Cadence Bancorp	69,687	598,611
California Bancorp, Inc.*	100	1,133
Cambridge Bancorp	1,700	90,372
Camden National Corp.	8,250	249,356
Capital Bancorp, Inc.*	100	946
Capital City Bank Group, Inc.	8,600	161,594
Capstar Financial Holdings, Inc.	1,800	17,658
Carter Bank & Trust	5,400	35,910
Cathay General Bancorp	41,947	909,411
CBTX, Inc.	9,800	160,132
Central Pacific Financial Corp.	15,500	210,335
Central Valley Community Bancorp	7,200	88,920
Century Bancorp, Inc., Class A	2,200	144,628
Chemung Financial Corp.	400	11,548
ChoiceOne Financial Services, Inc.	700	18,214
CIT Group, Inc.	56,900	1,007,699
Citizens & Northern Corp.	6,902	112,088
Citizens Holding Co.	400	8,968
City Holding Co.	8,450	486,804
Civista Bancshares, Inc.	2,200	27,544
CNB Financial Corp.	8,800	130,856
Coastal Financial Corp.*	400	4,900
Codorus Valley Bancorp, Inc.	6,483	84,927
Colony Bankcorp, Inc.	200	2,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Columbia Banking System, Inc.	40,955	$976,777
Community Bank System, Inc.	28,102	1,530,435
Community Trust Bancorp, Inc.	8,225	232,438
ConnectOne Bancorp, Inc.	15,200	213,864
County Bancorp, Inc.	300	5,640
CrossFirst Bankshares, Inc.*	17,500	152,075
Customers Bancorp, Inc.*	14,800	165,760
CVB Financial Corp.	75,587	1,257,012
Dime Community Bancshares, Inc.	18,201	205,853
Eagle Bancorp, Inc.	23,750	636,263
Enterprise Bancorp, Inc.	5,600	117,712
Enterprise Financial Services Corp.	12,495	340,739
Equity Bancshares, Inc., Class A*	8,600	133,300
Farmers & Merchants Bancorp, Inc.	1,000	20,010
Farmers National Banc Corp.	15,500	169,260
FB Financial Corp.	18,916	475,170
Fidelity D&D Bancorp, Inc.(x)	500	24,355
Financial Institutions, Inc.	8,800	135,520
First Bancorp (Nasdaq Stock Exchange)	16,310	341,368
First Bancorp (Quotrix Stock Exchange)	125,900	657,198
First Bancorp, Inc. (The)	5,919	124,773
First Bancshares, Inc. (The)	7,100	148,887
First Bank	500	3,100
First Busey Corp.	29,359	466,515
First Business Financial Services, Inc.	5,600	80,024
First Capital, Inc.(x)	400	22,420
First Choice Bancorp	1,300	17,277
First Commonwealth Financial Corp.	51,113	395,615
First Community Bankshares, Inc.	8,800	158,840
First Financial Bancorp	53,743	645,185
First Financial Bankshares, Inc.	73,248	2,044,352
First Financial Corp.	6,400	200,960
First Foundation, Inc.	14,800	193,436
First Guaranty Bancshares, Inc.	141	1,708
First Internet Bancorp	4,700	69,231
First Interstate BancSystem, Inc., Class A	26,927	857,625
First Merchants Corp.	28,177	652,579
First Mid Bancshares, Inc.	5,600	139,720
First Midwest Bancorp, Inc.	65,868	710,057
First Northwest Bancorp	6,300	62,370
First of Long Island Corp. (The)	12,075	178,831
Flushing Financial Corp.	16,442	172,970
FNCB Bancorp, Inc.	300	1,596
Franklin Financial Services Corp.	400	8,552
Fulton Financial Corp.	99,800	931,134
FVCBankcorp, Inc.*	1,800	18,000
German American Bancorp, Inc.	12,150	329,751
Glacier Bancorp, Inc.	53,014	1,699,099
Great Southern Bancorp, Inc.	6,130	222,029
Great Western Bancorp, Inc.	33,400	415,830
Guaranty Bancshares, Inc.	1,900	47,291
Hancock Whitney Corp.	48,987	921,445
Hanmi Financial Corp.	18,500	151,885
HarborOne Bancorp, Inc.	22,424	180,962
Hawthorn Bancshares, Inc.	316	5,985
HBT Financial, Inc.	2,000	22,440
Heartland Financial USA, Inc.	20,100	602,900
Heritage Commerce Corp.	20,100	133,766
Heritage Financial Corp.	28,662	527,094
Hilltop Holdings, Inc.	42,000	864,360
Home BancShares, Inc.	97,101	1,472,051
HomeTrust Bancshares, Inc.	10,100	137,158
Hope Bancorp, Inc.	73,614	558,362
Horizon Bancorp, Inc.	17,550	177,080
Howard Bancorp, Inc.*	1,700	15,266
Independent Bank Corp./MA	17,840	934,459
Independent Bank Corp./MI	12,100	152,097
Independent Bank Group, Inc.	24,355	1,076,004
International Bancshares Corp.	31,390	818,023
Investar Holding Corp.	500	6,410
Investors Bancorp, Inc.	139,840	1,015,238
Lakeland Bancorp, Inc.	22,435	223,228
Lakeland Financial Corp.	13,800	568,560
LCNB Corp.	6,400	87,360
Live Oak Bancshares, Inc.	17,500	443,275
Macatawa Bank Corp.	18,600	121,458
MainStreet Bancshares, Inc.*	500	6,120
Mercantile Bank Corp.	8,500	153,170
Metrocity Bankshares, Inc.	4,900	64,533
Metropolitan Bank Holding Corp.*	1,900	53,200
Mid Penn Bancorp, Inc.	400	6,924
Midland States Bancorp, Inc.	10,800	138,780
MidWestOne Financial Group, Inc.	7,200	128,664
MVB Financial Corp.	600	9,582
National Bank Holdings Corp., Class A	23,000	603,750
National Bankshares, Inc.	4,200	106,386
NBT Bancorp, Inc.	24,582	659,289
Nicolet Bankshares, Inc.*	3,600	196,596
Northrim BanCorp, Inc.	5,100	129,999
OceanFirst Financial Corp.	33,479	458,328
OFG Bancorp	38,600	480,956
Old National Bancorp	98,605	1,238,479
Old Second Bancorp, Inc.	19,300	144,654
Origin Bancorp, Inc.	10,200	217,872
Orrstown Financial Services, Inc.	1,200	15,360
Pacific Premier Bancorp, Inc.	43,333	872,727
Park National Corp.	7,648	626,830
Parke Bancorp, Inc.	770	9,194
Partners Bancorp	300	1,689
PCB Bancorp	1,000	8,790
Peapack-Gladstone Financial Corp.	9,500	143,925
Penns Woods Bancorp, Inc.	5,200	103,220
Peoples Bancorp, Inc.	9,120	174,101
Peoples Financial Services Corp.	4,000	139,040
Preferred Bank	6,500	208,780
Premier Financial Bancorp, Inc.	8,412	90,850
QCR Holdings, Inc.	7,400	202,834
RBB Bancorp	5,100	57,834
Red River Bancshares, Inc.	1,100	47,300
Reliant Bancorp, Inc.	1,500	21,750
Renasant Corp.	32,281	733,424
Republic Bancorp, Inc., Class A	5,400	152,064
Republic First Bancorp, Inc.*	29,500	58,410
S&T Bancorp, Inc.	21,057	372,498
Sandy Spring Bancorp, Inc.	26,548	612,728
Seacoast Banking Corp. of Florida*	32,100	578,763
Select Bancorp, Inc.*	400	2,876
ServisFirst Bancshares, Inc.	25,200	857,556
Shore Bancshares, Inc.	7,700	84,546
Sierra Bancorp	8,266	138,786
Silvergate Capital Corp., Class A*	700	10,080
Simmons First National Corp., Class A	62,428	989,796
SmartFinancial, Inc.	1,400	19,026
South Plains Financial, Inc.	1,600	19,856
South State Corp.	40,394	1,944,971
Southern First Bancshares, Inc.*	5,000	120,750
Southern National Bancorp of Virginia, Inc.	10,600	92,008
Southside Bancshares, Inc.	16,089	393,054
Spirit of Texas Bancshares, Inc.*	2,400	26,784
Stock Yards Bancorp, Inc.	12,150	413,586
Summit Financial Group, Inc.	6,200	91,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Capital Bancshares, Inc.*	29,200	$908,996
Tompkins Financial Corp.	8,300	471,523
Towne Bank	43,621	715,384
TriCo Bancshares	22,012	539,074
TriState Capital Holdings, Inc.*	14,400	190,656
Triumph Bancorp, Inc.*	18,500	576,090
Trustmark Corp.	38,680	828,139
UMB Financial Corp.	25,418	1,245,736
United Bankshares, Inc.	79,864	1,714,680
United Community Banks, Inc.	51,100	865,123
Univest Financial Corp.	14,825	213,035
Valley National Bancorp	233,886	1,602,119
Veritex Holdings, Inc.	29,770	506,983
Washington Trust Bancorp, Inc.	9,400	288,204
WesBanco, Inc.	42,267	902,823
West BanCorp, Inc.	10,000	158,400
Westamerica Bancorp	14,174	770,357

		72,880,425

Capital Markets (1.6%)
Artisan Partners Asset Management, Inc., Class A	38,000	1,481,620
Assetmark Financial Holdings, Inc.*	7,700	167,398
Associated Capital Group, Inc., Class A	4,400	158,972
B Riley Financial, Inc.	7,974	199,828
BGC Partners, Inc., Class A	175,800	421,920
Blucora, Inc.*	23,400	220,428
Brightsphere Investment Group, Inc.	45,300	584,370
Calamos Asset Management, Inc.(r)*	2,500	—
Cohen & Steers, Inc.	17,009	948,082
Cowen, Inc., Class A	16,650	270,895
Diamond Hill Investment Group, Inc.	1,813	229,018
Donnelley Financial Solutions, Inc.*	22,300	297,928
Federated Hermes, Inc., Class B	54,100	1,163,691
Focus Financial Partners, Inc., Class A*	17,124	561,496
GAMCO Investors, Inc., Class A	8,400	97,188
Greenhill & Co., Inc.	15,600	177,060
Hamilton Lane, Inc., Class A	16,900	1,091,571
Houlihan Lokey, Inc.	28,800	1,700,640
Moelis & Co., Class A	37,800	1,328,292
Oppenheimer Holdings, Inc., Class A	7,400	165,168
Piper Sandler Cos.	8,300	605,900
PJT Partners, Inc., Class A	12,800	775,808
Pzena Investment Management, Inc., Class A	17,111	91,715
Safeguard Scientifics, Inc.	10,800	59,184
Sculptor Capital Management, Inc.	13,000	152,620
Siebert Financial Corp.*	700	2,261
Stifel Financial Corp.	37,386	1,890,236
StoneX Group, Inc.*	8,600	439,976
Value Line, Inc.	200	4,940
Virtus Investment Partners, Inc.	5,978	828,850
Waddell & Reed Financial, Inc., Class A(x)	44,900	666,765
Westwood Holdings Group, Inc.	5,397	60,123
WisdomTree Investments, Inc.	76,300	244,160

		17,088,103

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	100	1,190
Curo Group Holdings Corp.	23,800	167,790
Encore Capital Group, Inc.*	15,600	602,004
Enova International, Inc.*	16,113	264,092
EZCORP, Inc., Class A*	36,996	186,090
FirstCash, Inc.	23,535	1,346,437
Green Dot Corp., Class A*	32,400	1,639,764
LendingClub Corp.*	42,400	199,704
Navient Corp.	110,400	932,880
Nelnet, Inc., Class A	11,569	697,032
Oportun Financial Corp.*	5,300	62,487
PRA Group, Inc.*	28,848	1,152,478
Regional Management Corp.*	8,200	136,612
World Acceptance Corp.*	3,481	367,420

		7,755,980

Diversified Financial Services (0.2%)
Alerus Financial Corp.	2,200	43,120
Banco Latinoamericano de Comercio Exterior SA, Class E	16,681	202,674
Cannae Holdings, Inc.*	48,800	1,818,288
GWG Holdings, Inc.(x)*	1,100	9,460
Marlin Business Services Corp.	5,300	37,365
SWK Holdings Corp.(x)*	600	8,400

		2,119,307

Insurance (2.4%)
Ambac Financial Group, Inc.*	22,900	292,433
American Equity Investment Life Holding Co.	49,493	1,088,351
AMERISAFE, Inc.	10,900	625,224
Argo Group International Holdings Ltd.	18,985	653,654
BRP Group, Inc., Class A*	19,000	473,290
Citizens, Inc.(x)*	30,749	170,349
CNO Financial Group, Inc.	79,501	1,275,196
Crawford & Co., Class A	1,800	11,772
Donegal Group, Inc., Class A	10,544	148,354
eHealth, Inc.*	14,700	1,161,300
Employers Holdings, Inc.	19,701	595,955
Enstar Group Ltd.*	6,488	1,047,812
FBL Financial Group, Inc., Class A	4,500	216,900
FedNat Holding Co.	10,900	68,888
Genworth Financial, Inc., Class A*	284,700	953,745
Goosehead Insurance, Inc., Class A	10,200	883,218
Greenlight Capital Re Ltd., Class A*	25,393	170,895
HCI Group, Inc.	5,100	251,379
Heritage Insurance Holdings, Inc.	18,800	190,256
Horace Mann Educators Corp.	23,037	769,436
Independence Holding Co.	2,600	98,046
Investors Title Co.	1,200	156,072
James River Group Holdings Ltd.	16,800	748,104
Kinsale Capital Group, Inc.	13,200	2,510,376
MBIA, Inc.*	60,800	368,448
National General Holdings Corp.	39,500	1,333,125
National Western Life Group, Inc., Class A	1,200	219,324
NI Holdings, Inc.*	2,300	38,847
Palomar Holdings, Inc.*	10,500	1,094,520
ProAssurance Corp.	29,700	464,508
ProSight Global, Inc.*	1,700	19,278
Protective Insurance Corp., Class B	9,223	121,098
RLI Corp.	21,796	1,824,979
Safety Insurance Group, Inc.	8,275	571,720
Selective Insurance Group, Inc.	32,632	1,680,222
Selectquote, Inc.(x)*	17,900	362,475
State Auto Financial Corp.	9,134	125,684
Stewart Information Services Corp.	12,627	552,179
Third Point Reinsurance Ltd.*	51,900	360,705
Tiptree, Inc.	13,600	67,320
Trupanion, Inc.*	16,700	1,317,630
United Fire Group, Inc.	11,664	237,012
United Insurance Holdings Corp.	19,200	116,352
Universal Insurance Holdings, Inc.	15,400	213,136
Watford Holdings Ltd.*	6,700	153,698

		25,803,265

Mortgage Real Estate Investment Trusts (REITs) (1.3%)
Anworth Mortgage Asset Corp. (REIT)	73,311	120,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,007	$774,923
Arbor Realty Trust, Inc. (REIT)	59,500	682,465
Ares Commercial Real Estate Corp. (REIT)	20,700	189,198
Arlington Asset Investment Corp. (REIT), Class A	27,900	79,236
ARMOUR Residential REIT, Inc. (REIT)	33,701	320,496
Blackstone Mortgage Trust, Inc. (REIT), Class A	79,400	1,744,418
Broadmark Realty Capital, Inc. (REIT)(x)	74,200	731,612
Capstead Mortgage Corp. (REIT)	54,837	308,184
Cherry Hill Mortgage Investment Corp. (REIT)	17,023	152,867
Chimera Investment Corp. (REIT)	110,700	907,740
Colony Credit Real Estate, Inc. (REIT)	41,900	205,729
Dynex Capital, Inc. (REIT)(x)	14,966	227,633
Ellington Financial, Inc. (REIT)	19,100	234,166
Granite Point Mortgage Trust, Inc. (REIT)	33,700	238,933
Great Ajax Corp. (REIT)	15,828	131,214
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	47,400	2,003,598
Invesco Mortgage Capital, Inc. (REIT)(x)	33,993	92,121
KKR Real Estate Finance Trust, Inc. (REIT)	17,700	292,581
Ladder Capital Corp. (REIT)	64,748	461,006
MFA Financial, Inc. (REIT)	261,800	701,624
New York Mortgage Trust, Inc. (REIT)	215,600	549,780
Orchid Island Capital, Inc. (REIT)	34,700	173,847
PennyMac Mortgage Investment Trust (REIT)	50,445	810,651
Ready Capital Corp. (REIT)	26,181	293,227
Redwood Trust, Inc. (REIT)	54,391	409,020
TPG RE Finance Trust, Inc. (REIT)	39,900	337,554
Two Harbors Investment Corp. (REIT)	158,000	804,220
Western Asset Mortgage Capital Corp. (REIT)(x)	52,000	106,080

		14,084,353

Thrifts & Mortgage Finance (1.6%)
Axos Financial, Inc.*	34,400	801,864
Bridgewater Bancshares, Inc.*	6,400	60,736
Capitol Federal Financial, Inc.	78,400	726,376
Columbia Financial, Inc.*	25,600	284,160
ESSA Bancorp, Inc.	900	11,097
Essent Group Ltd.	62,600	2,316,826
Federal Agricultural Mortgage Corp., Class C	4,300	273,738
Flagstar Bancorp, Inc.	22,600	669,638
FS Bancorp, Inc.	300	12,300
Hingham Institution For Savings (The)	1,100	202,400
Home Bancorp, Inc.	5,300	127,995
HomeStreet, Inc.	14,700	378,672
Kearny Financial Corp.	64,511	465,124
Luther Burbank Corp.	11,900	99,365
Merchants Bancorp	5,300	104,463
Meridian Bancorp, Inc.	29,800	308,430
Meta Financial Group, Inc.	20,800	399,776
MMA Capital Holdings, Inc.*	200	4,502
Mr Cooper Group, Inc.*	43,088	961,724
NMI Holdings, Inc., Class A*	46,300	824,140
Northfield Bancorp, Inc.	20,983	191,365
Northwest Bancshares, Inc.	64,710	595,332
PCSB Financial Corp.	2,600	31,382
PDL Community Bancorp*	800	7,056
PennyMac Financial Services, Inc.	26,800	1,557,616
Pioneer Bancorp, Inc.*	100	888
Premier Financial Corp.	19,233	299,554
Provident Bancorp, Inc.	800	6,232
Provident Financial Holdings, Inc.	100	1,190
Provident Financial Services, Inc.	40,115	489,403
Radian Group, Inc.	123,600	1,805,796
Southern Missouri Bancorp, Inc.	5,100	120,258
Sterling Bancorp, Inc.	7,300	21,973
Territorial Bancorp, Inc.	6,195	125,325
Timberland Bancorp, Inc.	300	5,400
TrustCo Bank Corp.	48,454	252,930
Walker & Dunlop, Inc.	15,845	839,785
Washington Federal, Inc.	44,800	934,528
Waterstone Financial, Inc.	14,500	224,605
Western New England Bancorp, Inc.	17,800	100,214
WSFS Financial Corp.	29,553	797,044

		17,441,202

Total Financials		157,172,635

Health Care (21.0%)
Biotechnology (10.5%)
89bio, Inc.*	1,400	35,924
Abeona Therapeutics, Inc.*	49,900	50,898
ADMA Biologics, Inc.(x)*	82,000	195,980
Aduro Biotech, Inc.*	56,300	136,809
Adverum Biotechnologies, Inc.*	42,100	433,630
Aeglea BioTherapeutics, Inc.*	9,300	65,937
Affimed NV*	28,100	95,259
Agenus, Inc.*	71,800	287,200
Aimmune Therapeutics, Inc.*	24,200	833,690
Akcea Therapeutics, Inc.*	17,100	310,194
Akebia Therapeutics, Inc.*	66,835	167,756
Akero Therapeutics, Inc.*	9,200	283,268
Akouos, Inc.(x)*	1,500	34,305
Albireo Pharma, Inc.*	12,300	410,451
Alector, Inc.*	26,700	281,284
Allakos, Inc.(x)*	14,000	1,140,300
Allogene Therapeutics, Inc.*	27,951	1,054,032
Allovir, Inc.*	2,600	71,500
ALX Oncology Holdings, Inc.(x)*	1,200	45,288
Amicus Therapeutics, Inc.*	144,800	2,044,576
AnaptysBio, Inc.*	13,900	205,025
Anavex Life Sciences Corp.(x)*	9,200	41,860
Anika Therapeutics, Inc.*	11,100	392,829
Annexon, Inc.*	1,800	54,414
Apellis Pharmaceuticals, Inc.*	32,400	977,508
Applied Genetic Technologies Corp.(x)*	4,200	20,412
Applied Molecular Transport, Inc.(x)*	2,900	92,278
Applied Therapeutics, Inc.*	2,400	49,824
Aprea Therapeutics, Inc.*	6,800	163,608
Aptinyx, Inc.*	3,200	10,816
Aravive, Inc.(x)*	1,200	5,640
Arcturus Therapeutics Holdings, Inc.*	7,500	321,750
Arcus Biosciences, Inc.*	17,600	301,664
Arcutis Biotherapeutics, Inc.(x)*	5,800	169,940
Ardelyx, Inc.*	35,300	185,325
Arena Pharmaceuticals, Inc.*	32,433	2,425,664
Arrowhead Pharmaceuticals, Inc.*	57,100	2,458,726
Assembly Biosciences, Inc.*	13,800	226,872
Atara Biotherapeutics, Inc.*	33,300	431,568
Athenex, Inc.*	33,500	405,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Athersys, Inc.(x)*	126,100	$245,895
Atreca, Inc., Class A*	4,900	68,453
AVEO Pharmaceuticals, Inc.*	12,500	74,250
Avid Bioservices, Inc.*	26,400	201,168
Avidity Biosciences, Inc.*	1,800	50,670
Avrobio, Inc.*	13,500	175,770
Axcella Health, Inc.*	3,600	16,632
Beam Therapeutics, Inc.(x)*	19,900	489,938
Beyondspring, Inc.*	6,300	83,853
BioCryst Pharmaceuticals, Inc.*	73,900	253,847
Biohaven Pharmaceutical Holding Co. Ltd.*	27,200	1,768,272
BioSpecifics Technologies Corp.*	4,000	211,320
Bioxcel Therapeutics, Inc.*	5,800	251,488
Black Diamond Therapeutics, Inc.(x)*	5,600	169,288
Blueprint Medicines Corp.*	30,300	2,808,810
BrainStorm Cell Therapeutics, Inc.(x)*	6,700	113,364
Bridgebio Pharma, Inc.(x)*	42,361	1,589,385
Cabaletta Bio, Inc.*	2,600	28,184
Calithera Biosciences, Inc.*	34,800	120,060
Calyxt, Inc.(x)*	8,600	47,214
CareDx, Inc.*	23,300	884,002
CASI Pharmaceuticals, Inc.*	22,300	34,119
Castle Biosciences, Inc.*	5,300	272,685
Catabasis Pharmaceuticals, Inc.*	2,000	12,380
Catalyst Biosciences, Inc.*	4,800	20,640
Catalyst Pharmaceuticals, Inc.*	74,300	220,671
Cellular Biomedicine Group, Inc.*	4,600	84,364
CEL-SCI Corp.(x)*	16,300	207,825
Centogene NV*	800	7,568
Checkpoint Therapeutics, Inc.*	2,200	5,896
ChemoCentryx, Inc.*	29,200	1,600,160
Chimerix, Inc.*	44,900	111,801
Cidara Therapeutics, Inc.(x)*	2,000	5,700
Clovis Oncology, Inc.(x)*	38,300	223,289
Coherus Biosciences, Inc.*	41,300	757,442
Concert Pharmaceuticals, Inc.*	18,100	177,742
Constellation Pharmaceuticals, Inc.*	15,600	316,056
ContraFect Corp.(x)*	5,200	27,456
Corbus Pharmaceuticals Holdings, Inc.(x)*	43,200	77,760
Cortexyme, Inc.(x)*	6,400	320,000
Crinetics Pharmaceuticals, Inc.*	10,900	170,803
Cue Biopharma, Inc.*	16,000	240,800
Cyclerion Therapeutics, Inc.*	13,820	84,026
Cytokinetics, Inc.*	39,900	863,835
CytomX Therapeutics, Inc.*	29,300	194,845
Deciphera Pharmaceuticals, Inc.*	21,600	1,108,080
Denali Therapeutics, Inc.*	36,300	1,300,629
DermTech, Inc.(x)*	1,400	16,730
Dicerna Pharmaceuticals, Inc.*	37,500	674,625
Dyadic International, Inc.(x)*	2,900	21,953
Dynavax Technologies Corp.(x)*	52,750	227,880
Eagle Pharmaceuticals, Inc.*	4,800	203,904
Editas Medicine, Inc.(x)*	32,000	897,920
Eidos Therapeutics, Inc.*	7,400	373,922
Eiger BioPharmaceuticals, Inc.*	8,000	65,120
Emergent BioSolutions, Inc.*	24,800	2,562,584
Enanta Pharmaceuticals, Inc.*	8,800	402,864
Enochian Biosciences, Inc.(x)*	13,600	48,688
Epizyme, Inc.*	45,600	544,008
Esperion Therapeutics, Inc.(x)*	12,800	475,776
Evelo Biosciences, Inc.(x)*	5,600	29,512
Exicure, Inc.*	4,000	7,000
Fate Therapeutics, Inc.*	40,300	1,610,791
Fennec Pharmaceuticals, Inc.(x)*	2,200	13,332
FibroGen, Inc.*	48,200	1,981,984
Five Prime Therapeutics, Inc.*	32,500	152,750
Flexion Therapeutics, Inc.(x)*	28,000	291,480
Forma Therapeutics Holdings, Inc.*	9,100	453,544
Fortress Biotech, Inc.*	7,500	30,300
Frequency Therapeutics, Inc.(x)*	16,300	313,123
G1 Therapeutics, Inc.*	19,100	220,605
Galectin Therapeutics, Inc.(x)*	2,400	6,408
Galera Therapeutics, Inc.*	1,500	13,560
Generation Bio Co.(x)*	1,400	43,274
Genprex, Inc.(x)*	20,500	68,880
Geron Corp.(x)*	88,311	153,661
GlycoMimetics, Inc.*	37,100	113,897
Gossamer Bio, Inc.*	24,400	302,804
Gritstone Oncology, Inc.*	15,200	40,280
Halozyme Therapeutics, Inc.*	82,135	2,158,508
Harpoon Therapeutics, Inc.*	4,500	76,455
Heron Therapeutics, Inc.*	53,600	794,352
Homology Medicines, Inc.*	16,500	176,550
Hookipa Pharma, Inc.*	1,400	13,258
iBio, Inc.(x)*	88,100	178,843
Ideaya Biosciences, Inc.*	5,000	62,800
IGM Biosciences, Inc.*	3,400	250,954
Immunic, Inc.(x)*	3,900	72,423
ImmunoGen, Inc.*	125,368	451,325
Immunovant, Inc.*	19,600	689,724
Inovio Pharmaceuticals, Inc.(x)*	83,000	962,800
Insmed, Inc.*	58,400	1,876,976
Intellia Therapeutics, Inc.(x)*	26,700	530,796
Intercept Pharmaceuticals, Inc.(x)*	16,400	679,944
Invitae Corp.(x)*	66,600	2,887,110
Ironwood Pharmaceuticals, Inc.*	105,700	950,772
iTeos Therapeutics, Inc.*	1,800	44,406
IVERIC bio, Inc.*	18,200	102,648
Jounce Therapeutics, Inc.*	26,600	217,056
Kadmon Holdings, Inc.*	88,000	344,960
KalVista Pharmaceuticals, Inc.*	5,200	65,468
Karuna Therapeutics, Inc.*	8,900	688,148
Karyopharm Therapeutics, Inc.(x)*	42,200	616,120
Keros Therapeutics, Inc.(x)*	2,100	80,997
Kezar Life Sciences, Inc.*	25,700	124,388
Kindred Biosciences, Inc.*	21,300	91,377
Kiniksa Pharmaceuticals Ltd., Class A*	11,300	173,116
Kodiak Sciences, Inc.*	16,000	947,360
Krystal Biotech, Inc.*	6,300	271,215
Kura Oncology, Inc.*	30,600	937,584
La Jolla Pharmaceutical Co.(x)*	47,400	191,022
Lexicon Pharmaceuticals, Inc.(x)*	44,111	63,520
Ligand Pharmaceuticals, Inc.(x)*	9,626	917,550
LogicBio Therapeutics, Inc.(x)*	700	6,356
MacroGenics, Inc.*	34,700	874,093
Madrigal Pharmaceuticals, Inc.*	6,500	771,745
Magenta Therapeutics, Inc.*	10,900	74,120
MannKind Corp.(x)*	120,000	225,600
Marker Therapeutics, Inc.(x)*	7,300	10,950
MediciNova, Inc.(x)*	12,800	67,072
MEI Pharma, Inc.*	1,900	5,928
MeiraGTx Holdings plc*	11,900	157,556
Mersana Therapeutics, Inc.*	26,500	493,430
Minerva Neurosciences, Inc.*	116,200	369,516
Mirati Therapeutics, Inc.*	21,200	3,520,260
Mirum Pharmaceuticals, Inc.(x)*	5,000	96,350
Molecular Templates, Inc.*	14,200	155,064
Momenta Pharmaceuticals, Inc.*	66,328	3,480,893
Morphic Holding, Inc.(x)*	5,800	158,572
Mustang Bio, Inc.*	13,200	41,580
Myriad Genetics, Inc.*	39,200	511,168
NantKwest, Inc.(x)*	28,600	198,341
Natera, Inc.*	40,200	2,904,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Neoleukin Therapeutics, Inc.*	4,100	$49,200
Neubase Therapeutics, Inc.*	4,300	32,637
NeuroBo Pharmaceuticals, Inc.*	500	2,810
Nkarta, Inc.*	1,600	48,096
Novavax, Inc.(x)*	33,662	3,647,278
Nurix Therapeutics, Inc.(x)*	1,400	48,874
Nymox Pharmaceutical Corp.*	2,700	6,642
OPKO Health, Inc.(x)*	230,900	852,021
Organogenesis Holdings, Inc.*	7,300	28,032
Orgenesis, Inc.*	1,700	8,568
ORIC Pharmaceuticals, Inc.(x)*	2,200	55,022
Ovid therapeutics, Inc.*	21,800	125,132
Oyster Point Pharma, Inc.(x)*	4,300	90,773
Passage Bio, Inc.*	7,100	93,081
PDL BioPharma, Inc.*	111,727	351,940
PhaseBio Pharmaceuticals, Inc.(x)*	15,400	54,054
Pieris Pharmaceuticals, Inc.(x)*	27,200	56,304
Precigen, Inc.(x)*	55,700	194,950
Precision BioSciences, Inc.(x)*	29,700	182,952
Prevail Therapeutics, Inc.*	6,400	65,152
Protagonist Therapeutics, Inc.*	12,000	234,600
Protara Therapeutics, Inc.*	400	6,732
Prothena Corp. plc*	25,700	256,743
PTC Therapeutics, Inc.*	39,000	1,823,250
Puma Biotechnology, Inc.*	28,800	290,592
Radius Health, Inc.*	25,500	289,170
RAPT Therapeutics, Inc.*	5,600	180,320
REGENXBIO, Inc.*	22,800	627,456
Relay Therapeutics, Inc.(x)*	18,100	770,879
Replimune Group, Inc.*	11,200	257,824
Retrophin, Inc.*	19,700	363,662
REVOLUTION Medicines, Inc.*	21,700	755,160
Rhythm Pharmaceuticals, Inc.*	19,400	420,398
Rigel Pharmaceuticals, Inc.*	101,740	244,176
Rocket Pharmaceuticals, Inc.*	14,700	336,042
Rubius Therapeutics, Inc.(x)*	32,200	161,322
Sangamo Therapeutics, Inc.*	56,600	534,870
Savara, Inc.*	26,400	28,776
Scholar Rock Holding Corp.*	9,500	168,055
Selecta Biosciences, Inc.(x)*	30,400	75,392
Seres Therapeutics, Inc.*	25,400	719,074
Soleno Therapeutics, Inc.(x)*	10,500	26,355
Solid Biosciences, Inc.(x)*	18,400	37,352
Sorrento Therapeutics, Inc.(x)*	134,500	1,499,675
Spectrum Pharmaceuticals, Inc.*	104,965	428,257
Spero Therapeutics, Inc.*	3,628	40,488
SpringWorks Therapeutics, Inc.*	12,200	581,574
Stoke Therapeutics, Inc.*	7,800	261,222
Sutro Biopharma, Inc.(x)*	3,100	31,155
Syndax Pharmaceuticals, Inc.*	17,300	255,348
Syros Pharmaceuticals, Inc.*	21,400	189,176
TCR2 Therapeutics, Inc.*	1,200	24,384
TG Therapeutics, Inc.*	62,500	1,672,500
Translate Bio, Inc.(x)*	29,200	397,412
Turning Point Therapeutics, Inc.*	19,183	1,675,827
Twist Bioscience Corp.*	17,200	1,306,684
Tyme Technologies, Inc.(x)*	37,200	36,456
Ultragenyx Pharmaceutical, Inc.*	34,600	2,843,774
UNITY Biotechnology, Inc.(x)*	26,900	93,074
UroGen Pharma Ltd.(x)*	10,600	204,474
Vanda Pharmaceuticals, Inc.*	34,600	334,236
Vaxart, Inc.(x)*	43,500	289,275
Vaxcyte, Inc.(x)*	10,200	503,676
VBI Vaccines, Inc.(x)*	99,100	283,426
Veracyte, Inc.*	32,200	1,046,178
Verastem, Inc.(x)*	10,700	12,947
Vericel Corp.*	21,900	405,807
Viela Bio, Inc.*	11,500	322,920
Viking Therapeutics, Inc.(x)*	31,000	180,420
Vir Biotechnology, Inc.*	26,700	916,611
Voyager Therapeutics, Inc.*	17,600	187,792
vTv Therapeutics, Inc., Class A(x)*	6,300	11,151
X4 Pharmaceuticals, Inc.*	1,000	6,770
XBiotech, Inc.(x)*	14,800	282,532
Xencor, Inc.*	32,200	1,249,038
XOMA Corp.(x)*	500	9,420
Y-mAbs Therapeutics, Inc.*	17,300	664,147
Zentalis Pharmaceuticals, Inc.(x)*	6,000	196,140
ZIOPHARM Oncology, Inc.(x)*	89,225	224,847

		113,464,646

Health Care Equipment & Supplies (3.8%)
Accelerate Diagnostics, Inc.(x)*	19,300	205,738
Accuray, Inc.*	68,147	163,553
Acutus Medical, Inc.(x)*	2,100	62,580
Alphatec Holdings, Inc.*	21,400	142,096
AngioDynamics, Inc.*	18,800	226,728
Antares Pharma, Inc.*	78,900	213,030
Apyx Medical Corp.*	3,700	17,427
Aspira Women’s Health, Inc.(x)*	15,800	48,743
AtriCure, Inc.*	27,700	1,105,230
Atrion Corp.	800	500,800
Avanos Medical, Inc.*	26,300	873,686
Axogen, Inc.*	26,100	303,543
Axonics Modulation Technologies, Inc.(x)*	17,600	898,304
Bellerophon Therapeutics, Inc.*	2,300	23,414
Beyond Air, Inc.(x)*	2,600	13,494
BioLife Solutions, Inc.*	8,500	245,990
BioSig Technologies, Inc.(x)*	8,300	40,919
Cantel Medical Corp.	21,900	962,286
Cardiovascular Systems, Inc.*	18,300	720,105
Cerus Corp.*	93,500	585,310
Chembio Diagnostics, Inc.(x)*	38,300	186,138
Co-Diagnostics, Inc.(x)*	19,000	258,210
CONMED Corp.	15,787	1,241,963
CryoLife, Inc.*	18,068	333,716
CryoPort, Inc.(x)*	19,300	914,820
Cutera, Inc.*	15,500	294,035
CytoSorbents Corp.*	23,100	184,222
Electromed, Inc.*	1,200	12,492
FONAR Corp.*	500	10,440
GenMark Diagnostics, Inc.*	32,700	464,340
Glaukos Corp.(x)*	28,922	1,432,217
Heska Corp.*	3,200	316,128
Inari Medical, Inc.*	2,800	193,256
Inogen, Inc.*	9,400	272,600
Integer Holdings Corp.*	17,518	1,033,737
IntriCon Corp.*	5,700	69,426
Invacare Corp.	28,900	217,328
iRadimed Corp.*	4,700	100,486
iRhythm Technologies, Inc.*	15,000	3,571,650
Lantheus Holdings, Inc.*	53,400	676,578
LeMaitre Vascular, Inc.	9,200	299,276
LivaNova plc*	27,800	1,256,838
Meridian Bioscience, Inc.*	25,677	435,995
Merit Medical Systems, Inc.*	33,607	1,461,905
Mesa Laboratories, Inc.	2,300	585,948
Milestone Scientific, Inc.(x)*	700	973
Misonix, Inc.*	1,000	11,730
Natus Medical, Inc.*	19,400	332,322
Nemaura Medical, Inc.(x)*	800	2,840
Neogen Corp.*	30,422	2,380,522
Nevro Corp.*	19,400	2,702,420
NuVasive, Inc.*	28,409	1,379,825
OraSure Technologies, Inc.*	31,086	378,317
Orthofix Medical, Inc.*	10,000	311,400
OrthoPediatrics Corp.*	5,800	266,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Pulse Biosciences, Inc.(x)*	13,261	$156,347
Quotient Ltd.*	10,300	52,942
Repro-Med Systems, Inc.*	4,300	31,046
Retractable Technologies, Inc.(x)*	4,900	32,634
Rockwell Medical, Inc.(x)*	36,200	38,734
SeaSpine Holdings Corp.*	11,500	164,450
Shockwave Medical, Inc.*	14,523	1,100,843
SI-BONE, Inc.*	13,400	317,848
Sientra, Inc.(x)*	48,100	163,540
Silk Road Medical, Inc.*	18,300	1,229,943
Soliton, Inc.(x)*	13,900	106,196
STAAR Surgical Co.*	29,500	1,668,520
Stereotaxis, Inc.*	3,500	12,530
Surgalign Holdings, Inc.*	47,149	85,340
Surmodics, Inc.*	7,821	304,315
Tactile Systems Technology, Inc.*	8,700	318,333
Tela Bio, Inc.(x)*	500	8,270
TransMedics Group, Inc.(x)*	9,600	132,288
Utah Medical Products, Inc.	2,400	191,688
Vapotherm, Inc.*	9,900	287,100
Varex Imaging Corp.*	21,600	274,752
Venus Concept, Inc.*	700	1,624
ViewRay, Inc.(x)*	95,700	334,950
VolitionRX Ltd.(x)*	4,200	13,482
Wright Medical Group NV*	80,733	2,465,586
Zynex, Inc.(x)*	10,200	177,990

		40,614,696

Health Care Providers & Services (2.7%)
1Life Healthcare, Inc.*	44,200	1,253,512
AdaptHealth Corp.*	4,900	106,869
Addus HomeCare Corp.*	7,000	661,570
American Renal Associates Holdings, Inc.*	20,300	140,070
AMN Healthcare Services, Inc.*	27,200	1,590,112
Apollo Medical Holdings, Inc.*	13,200	236,808
BioTelemetry, Inc.*	22,700	1,034,666
Brookdale Senior Living, Inc.*	104,400	265,176
Community Health Systems, Inc.*	90,000	379,800
CorVel Corp.*	7,300	623,639
Covetrus, Inc.*	56,600	1,381,040
Cross Country Healthcare, Inc.*	28,795	186,880
Ensign Group, Inc. (The)	28,800	1,643,328
Enzo Biochem, Inc.*	10,400	21,944
Exagen, Inc.*	300	3,252
Five Star Senior Living, Inc.*	1,100	5,577
Fulgent Genetics, Inc.(x)*	10,300	412,412
Hanger, Inc.*	20,500	324,310
HealthEquity, Inc.*	43,100	2,214,047
InfuSystem Holdings, Inc.*	1,000	12,820
Joint Corp. (The)*	5,300	92,167
LHC Group, Inc.*	17,207	3,657,520
Magellan Health, Inc.*	13,815	1,046,901
MEDNAX, Inc.*	47,800	778,184
National HealthCare Corp.	7,200	448,632
National Research Corp.	7,625	375,226
Ontrak, Inc.(x)*	4,500	270,000
Option Care Health, Inc.*	21,575	288,458
Owens & Minor, Inc.	36,800	924,048
Patterson Cos., Inc.	45,800	1,104,009
Pennant Group, Inc. (The)*	14,400	555,264
PetIQ, Inc.(x)*	9,900	325,908
Progyny, Inc.*	15,200	447,336
Providence Service Corp. (The)*	6,723	624,634
R1 RCM, Inc.*	57,500	986,125
RadNet, Inc.*	24,800	380,680
Select Medical Holdings Corp.*	59,303	1,234,688
Sharps Compliance Corp.(x)*	1,600	10,032
Surgery Partners, Inc.*	24,800	543,120
Tenet Healthcare Corp.*	58,200	1,426,482
Tivity Health, Inc.*	33,301	466,880
Triple-S Management Corp., Class B*	14,543	259,883
US Physical Therapy, Inc.	6,907	600,080
Viemed Healthcare, Inc.*	5,700	49,248

		29,393,337

Health Care Technology (1.1%)
Accolade, Inc.(x)*	3,000	116,610
Allscripts Healthcare Solutions, Inc.*	104,000	846,560
Computer Programs and Systems, Inc.	10,002	276,155
Evolent Health, Inc., Class A*	37,700	467,857
Health Catalyst, Inc.*	18,600	680,760
HealthStream, Inc.*	13,000	260,910
HMS Holdings Corp.*	50,429	1,207,775
iCAD, Inc.(x)*	2,900	25,549
Inovalon Holdings, Inc., Class A*	35,900	949,555
Inspire Medical Systems, Inc.*	15,100	1,948,655
NantHealth, Inc.(x)*	10,000	23,400
NextGen Healthcare, Inc.*	30,276	385,716
Omnicell, Inc.*	23,155	1,728,752
OptimizeRx Corp.(x)*	2,500	52,125
Phreesia, Inc.*	15,400	494,802
Schrodinger, Inc.*	16,395	778,927
Simulations Plus, Inc.	5,500	414,480
Tabula Rasa HealthCare, Inc.(x)*	9,700	395,469
Vocera Communications, Inc.*	15,700	456,556

		11,510,613

Life Sciences Tools & Services (0.8%)
Champions Oncology, Inc.*	500	4,625
ChromaDex Corp.*	14,500	58,145
Codexis, Inc.(x)*	28,400	333,416
Fluidigm Corp.*	55,300	410,879
Harvard Bioscience, Inc.*	3,100	9,331
Luminex Corp.	21,519	564,874
Medpace Holdings, Inc.*	15,600	1,743,300
NanoString Technologies, Inc.*	21,800	974,460
NeoGenomics, Inc.*	66,800	2,464,252
Pacific Biosciences of California, Inc.*	115,600	1,140,972
Personalis, Inc.*	15,600	338,052
Quanterix Corp.(x)*	8,300	280,042

		8,322,348

Pharmaceuticals (2.1%)
AcelRx Pharmaceuticals, Inc.(x)*	23,200	32,944
Aerie Pharmaceuticals, Inc.*	31,300	368,401
Agile Therapeutics, Inc.(x)*	7,900	24,016
AMAG Pharmaceuticals, Inc.(x)*	30,800	289,520
Amneal Pharmaceuticals, Inc.*	70,766	274,572
Amphastar Pharmaceuticals, Inc.*	20,400	382,500
ANI Pharmaceuticals, Inc.*	6,250	176,312
Aquestive Therapeutics, Inc.(x)*	7,900	38,354
Arvinas, Inc.*	22,800	538,308
Avenue Therapeutics, Inc.*	500	5,415
Axsome Therapeutics, Inc.*	18,700	1,332,375
Aytu BioScience, Inc.(x)*	91,400	108,766
BioDelivery Sciences International, Inc.*	47,200	176,056
Cara Therapeutics, Inc.*	25,400	323,215
Cassava Sciences, Inc.(x)*	62,700	721,677
Cerecor, Inc.*	9,700	22,068
Chiasma, Inc.*	4,300	18,490
Collegium Pharmaceutical, Inc.*	21,500	447,630
Corcept Therapeutics, Inc.*	68,300	1,188,762
CorMedix, Inc.(x)*	5,900	35,577
Cymabay Therapeutics, Inc.*	57,700	417,748
Durect Corp.*	13,200	22,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Eloxx Pharmaceuticals, Inc.(x)*	9,700	$25,511
Endo International plc*	125,100	412,830
Eton Pharmaceuticals, Inc.(x)*	1,000	7,900
Evofem Biosciences, Inc.(x)*	72,051	170,040
Evolus, Inc.(x)*	32,900	128,639
Fulcrum Therapeutics, Inc.*	2,900	22,997
Harrow Health, Inc.*	1,900	10,621
IMARA, Inc.(x)*	1,400	28,476
Innoviva, Inc.*	47,500	496,375
Intersect ENT, Inc.*	17,500	285,425
Intra-Cellular Therapies, Inc.*	35,400	908,364
Kala Pharmaceuticals, Inc.(x)*	33,700	252,750
Kaleido Biosciences, Inc.(x)*	3,900	43,173
Lannett Co., Inc.*	43,000	262,730
Liquidia Technologies, Inc.(x)*	3,700	18,204
Lyra Therapeutics, Inc.(x)*	1,700	19,006
Mallinckrodt plc(x)*	86,100	83,801
MyoKardia, Inc.*	28,500	3,885,405
NGM Biopharmaceuticals, Inc.*	12,500	198,875
Ocular Therapeutix, Inc.*	43,200	328,752
Odonate Therapeutics, Inc.*	6,600	88,638
Omeros Corp.(x)*	23,200	234,436
Optinose, Inc.(x)*	23,800	92,820
Osmotica Pharmaceuticals plc*	5,900	31,919
Pacira BioSciences, Inc.*	28,300	1,701,396
Paratek Pharmaceuticals, Inc.(x)*	24,200	130,922
Phathom Pharmaceuticals, Inc.*	5,500	201,685
Phibro Animal Health Corp., Class A	10,550	183,570
Pliant Therapeutics, Inc.(x)*	900	20,385
Prestige Consumer Healthcare, Inc.*	29,800	1,085,316
Provention Bio, Inc.(x)*	24,400	313,052
Recro Pharma, Inc.*	16,800	35,280
Relmada Therapeutics, Inc.(x)*	8,100	304,722
Revance Therapeutics, Inc.*	35,400	889,956
Satsuma Pharmaceuticals, Inc.*	1,300	5,057
scPharmaceuticals, Inc.*	1,700	12,665
SIGA Technologies, Inc.*	28,300	194,421
Strongbridge Biopharma plc*	3,600	7,560
Supernus Pharmaceuticals, Inc.*	26,500	552,260
TherapeuticsMD, Inc.(x)*	198,300	313,314
Theravance Biopharma, Inc.(x)*	27,900	412,502
Tricida, Inc.*	12,300	111,438
Verrica Pharmaceuticals, Inc.(x)*	5,700	44,118
VYNE Therapeutics, Inc.(x)*	56,100	93,126
WaVe Life Sciences Ltd.*	19,600	166,404
Xeris Pharmaceuticals, Inc.(x)*	14,400	85,392
Zogenix, Inc.*	32,012	573,975

		22,421,481

Total Health Care		225,727,121

Industrials (15.1%)
Aerospace & Defense (0.9%)
AAR Corp.	19,012	357,426
Aerojet Rocketdyne Holdings, Inc.*	39,300	1,567,677
AeroVironment, Inc.*	11,621	697,376
Astronics Corp.*	21,900	169,068
Cubic Corp.	17,186	999,710
Ducommun, Inc.*	6,400	210,688
Kaman Corp.	16,392	638,796
Kratos Defense & Security Solutions, Inc.*	61,000	1,176,080
Maxar Technologies, Inc.	39,400	982,636
Moog, Inc., Class A	18,353	1,165,966
National Presto Industries, Inc.	3,200	261,952
PAE, Inc.*	31,300	266,050
Park Aerospace Corp.	13,672	149,298
Parsons Corp.*	10,600	355,524
Triumph Group, Inc.	9,700	63,147
Vectrus, Inc.*	5,100	193,800

		9,255,194

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	29,400	736,764
Atlas Air Worldwide Holdings, Inc.*	14,327	872,514
Echo Global Logistics, Inc.*	13,800	355,626
Forward Air Corp.	17,140	983,493
Hub Group, Inc., Class A*	19,033	955,362
Radiant Logistics, Inc.*	25,000	128,500

		4,032,259

Airlines (0.3%)
Allegiant Travel Co.	7,577	907,724
Hawaiian Holdings, Inc.	30,300	390,567
Mesa Air Group, Inc.*	14,700	43,365
SkyWest, Inc.	29,400	877,884
Spirit Airlines, Inc.(x)*	49,900	803,390

		3,022,930

Building Products (1.7%)
AAON, Inc.	23,200	1,397,800
Advanced Drainage Systems, Inc.	31,300	1,954,372
Alpha Pro Tech Ltd.(x)*	7,000	103,460
American Woodmark Corp.*	9,500	746,130
Apogee Enterprises, Inc.	15,900	339,783
Builders FirstSource, Inc.*	61,600	2,009,392
Caesarstone Ltd.(x)	16,000	156,800
Cornerstone Building Brands, Inc.*	30,100	240,198
CSW Industrials, Inc.	8,300	641,175
Gibraltar Industries, Inc.*	18,200	1,185,548
Griffon Corp.	16,443	321,296
Insteel Industries, Inc.	8,300	155,210
JELD-WEN Holding, Inc.*	38,026	859,388
Masonite International Corp.*	13,500	1,328,400
Patrick Industries, Inc.	13,725	789,462
PGT Innovations, Inc.*	32,300	565,896
Quanex Building Products Corp.	14,967	275,991
Resideo Technologies, Inc.*	71,500	786,500
Simpson Manufacturing Co., Inc.	23,819	2,314,254
UFP Industries, Inc.	34,062	1,924,844

		18,095,899

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	36,832	1,350,261
ACCO Brands Corp.	54,686	317,179
Advanced Disposal Services, Inc.*	40,500	1,224,315
Brady Corp., Class A	26,641	1,066,173
BrightView Holdings, Inc.*	15,300	174,420
Brink’s Co. (The)	28,200	1,158,738
Casella Waste Systems, Inc., Class A*	30,700	1,714,595
CECO Environmental Corp.*	17,500	127,575
Cimpress plc*	11,200	841,792
Covanta Holding Corp.	67,100	520,025
Deluxe Corp.	28,061	722,009
Ennis, Inc.	11,556	201,537
Harsco Corp.*	46,500	646,815
Healthcare Services Group, Inc.	39,669	854,074
Heritage-Crystal Clean, Inc.*	8,100	108,135
Herman Miller, Inc.	34,391	1,037,233
HNI Corp.	26,041	817,167
Interface, Inc.	34,498	211,128
KAR Auction Services, Inc.	74,500	1,072,800
Kimball International, Inc., Class B	18,100	190,774
Knoll, Inc.	26,658	321,495
Matthews International Corp., Class A	18,359	410,507
McGrath RentCorp	13,445	801,187
NL Industries, Inc.	5,645	23,991
PICO Holdings, Inc.*	11,200	100,352
Pitney Bowes, Inc.	105,100	558,081

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Quad/Graphics, Inc.	10,000	$30,300
SP Plus Corp.*	8,500	152,575
Steelcase, Inc., Class A	47,672	481,964
Team, Inc.*	15,900	87,450
Tetra Tech, Inc.	33,537	3,202,783
UniFirst Corp.	8,705	1,648,466
US Ecology, Inc.	17,931	585,806
Viad Corp.	8,024	167,140
VSE Corp.	4,300	131,752

		23,060,594

Construction & Engineering (1.3%)
Aegion Corp.*	19,662	277,824
Ameresco, Inc., Class A*	14,200	474,280
API Group Corp.(m)*	80,800	1,149,784
Arcosa, Inc.	27,500	1,212,475
Argan, Inc.	7,100	297,561
Comfort Systems USA, Inc.	20,743	1,068,472
Concrete Pumping Holdings, Inc.*	1,400	4,998
Construction Partners, Inc., Class A*	6,900	125,580
Dycom Industries, Inc.*	17,516	925,195
EMCOR Group, Inc.	34,599	2,342,698
Fluor Corp.	81,300	716,253
Granite Construction, Inc.	26,435	465,520
Great Lakes Dredge & Dock Corp.*	31,200	296,712
IES Holdings, Inc.*	5,600	177,912
MasTec, Inc.*	38,062	1,606,217
MYR Group, Inc.*	6,300	234,234
Northwest Pipe Co.*	1,300	34,398
NV5 Global, Inc.*	5,600	295,512
Primoris Services Corp.	21,700	391,468
Sterling Construction Co., Inc.*	9,300	131,688
Tutor Perini Corp.*	36,595	407,302
WillScot Mobile Mini Holdings Corp.*	92,910	1,549,739

		14,185,822

Electrical Equipment (1.4%)
Allied Motion Technologies, Inc.	2,900	119,712
Atkore International Group, Inc.*	26,200	595,526
AZZ, Inc.	14,586	497,674
Bloom Energy Corp., Class A(x)*	49,300	885,921
Encore Wire Corp.	11,628	539,772
EnerSys	25,039	1,680,618
FuelCell Energy, Inc.(x)*	12,400	26,536
Plug Power, Inc.*	204,800	2,746,368
Powell Industries, Inc.	4,400	106,172
Preformed Line Products Co.	300	14,616
Sunrun, Inc.*	67,000	5,163,690
Thermon Group Holdings, Inc.*	17,000	190,910
TPI Composites, Inc.*	16,300	472,048
Vicor Corp.*	9,400	730,662
Vivint Solar, Inc.*	28,500	1,206,975

		14,977,200

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	20,826	448,175

Machinery (3.7%)
Alamo Group, Inc.	5,400	583,362
Albany International Corp., Class A	16,391	811,518
Altra Industrial Motion Corp.	33,531	1,239,641
Astec Industries, Inc.	10,543	571,958
Barnes Group, Inc.	29,106	1,040,248
Blue Bird Corp.*	7,800	94,848
Chart Industries, Inc.*	19,421	1,364,714
CIRCOR International, Inc.*	10,509	287,421
Columbus McKinnon Corp.	11,100	367,410
Douglas Dynamics, Inc.	12,500	427,500
Energy Recovery, Inc.*	22,500	184,500
Enerpac Tool Group Corp.*	32,513	611,570
EnPro Industries, Inc.	12,954	730,735
ESCO Technologies, Inc.	14,552	1,172,309
Evoqua Water Technologies Corp.*	51,370	1,090,071
Federal Signal Corp.	34,400	1,006,200
Franklin Electric Co., Inc.	26,452	1,556,171
Gencor Industries, Inc.*	400	4,412
Gorman-Rupp Co. (The)	8,237	242,662
Graham Corp.	5,700	72,789
Greenbrier Cos., Inc. (The)	16,300	479,220
Helios Technologies, Inc.	20,950	762,580
Hillenbrand, Inc.	41,438	1,175,182
Hurco Cos., Inc.	2,600	73,840
Hyster-Yale Materials Handling, Inc.	4,200	156,030
John Bean Technologies Corp.	18,031	1,656,869
Kadant, Inc.	6,200	679,644
Kennametal, Inc.	44,700	1,293,618
Lindsay Corp.	6,075	587,331
Luxfer Holdings plc	14,400	180,720
Lydall, Inc.*	10,900	180,286
Manitowoc Co., Inc. (The)*	16,075	135,191
Meritor, Inc.*	47,235	989,101
Miller Industries, Inc.	6,300	192,591
Mueller Industries, Inc.	32,514	879,829
Mueller Water Products, Inc., Class A	89,493	929,832
Navistar International Corp.*	28,600	1,245,244
NN, Inc.*	16,900	87,204
Omega Flex, Inc.	1,700	266,424
Park-Ohio Holdings Corp.	6,200	99,634
Proto Labs, Inc.*	16,900	2,188,550
RBC Bearings, Inc.*	14,700	1,781,787
REV Group, Inc.	28,600	225,654
Rexnord Corp.	68,600	2,047,024
Shyft Group, Inc. (The)	15,400	290,752
SPX Corp.*	23,500	1,089,930
SPX FLOW, Inc.*	29,200	1,250,344
Standex International Corp.	7,279	430,917
Tennant Co.	11,231	677,903
Terex Corp.	35,900	695,024
TriMas Corp.*	26,900	613,320
Wabash National Corp.	34,300	410,228
Watts Water Technologies, Inc., Class A	16,359	1,638,354
Welbilt, Inc.*	73,500	452,760

		39,302,956

Marine (0.1%)
Costamare, Inc.	29,400	178,458
Eagle Bulk Shipping, Inc.(x)*	870	14,242
Genco Shipping & Trading Ltd.	12,500	86,250
Matson, Inc.	24,800	994,232
Safe Bulkers, Inc.*	1,800	1,854
Scorpio Bulkers, Inc.	1,850	26,196

		1,301,232

Professional Services (1.2%)
Acacia Research Corp.*	34,641	120,204
ASGN, Inc.*	29,200	1,855,952
Barrett Business Services, Inc.	3,500	183,540
CBIZ, Inc.*	27,400	626,638
CRA International, Inc.	4,300	161,121
Exponent, Inc.	29,292	2,109,903
Forrester Research, Inc.*	4,600	150,834
Franklin Covey Co.*	8,100	143,694
GP Strategies Corp.*	5,500	53,020
Heidrick & Struggles International, Inc.	9,000	176,850
Huron Consulting Group, Inc.*	12,444	489,423
ICF International, Inc.	10,400	639,912
Insperity, Inc.	21,374	1,399,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Kelly Services, Inc., Class A	15,134	$257,884
Kforce, Inc.	12,100	389,257
Korn Ferry	32,852	952,708
Mastech Digital, Inc.*	2,100	37,821
Mistras Group, Inc.*	7,800	30,498
Red Violet, Inc.*	300	5,538
Resources Connection, Inc.	16,595	191,672
TriNet Group, Inc.*	22,800	1,352,496
TrueBlue, Inc.*	24,015	371,992
Upwork, Inc.*	53,500	933,040
Willdan Group, Inc.*	3,400	86,734

		12,720,514

Road & Rail (0.6%)
ArcBest Corp.	15,400	478,324
Avis Budget Group, Inc.*	33,300	876,456
Covenant Logistics Group, Inc., Class A*	6,300	110,187
Heartland Express, Inc.	29,355	546,003
Marten Transport Ltd.	32,874	536,504
Saia, Inc.*	15,300	1,929,942
Universal Logistics Holdings, Inc.	3,600	75,096
Werner Enterprises, Inc.	35,166	1,476,620

		6,029,132

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc.(x)*	3,100	24,273
Applied Industrial Technologies, Inc.	20,888	1,150,929
Beacon Roofing Supply, Inc.*	37,976	1,179,914
BMC Stock Holdings, Inc.*	37,800	1,618,974
CAI International, Inc.	7,600	209,228
DXP Enterprises, Inc.*	9,200	148,396
EVI Industries, Inc.(x)*	400	10,644
Foundation Building Materials, Inc.*	13,200	207,504
GATX Corp.	23,100	1,472,625
General Finance Corp.*	2,200	13,926
GMS, Inc.*	22,400	539,840
H&E Equipment Services, Inc.	17,900	351,914
Herc Holdings, Inc.*	13,900	550,579
Lawson Products, Inc.*	1,500	61,545
MRC Global, Inc.*	50,600	216,568
Nesco Holdings, Inc.(x)*	400	1,660
NOW, Inc.*	60,500	274,670
Rush Enterprises, Inc., Class A	16,900	854,126
Rush Enterprises, Inc., Class B	4,400	194,920
SiteOne Landscape Supply, Inc.*	24,100	2,938,995
Systemax, Inc.	10,171	243,494
Textainer Group Holdings Ltd.*	29,800	421,968
Titan Machinery, Inc.*	9,400	124,362
Triton International Ltd.	29,200	1,187,564
Veritiv Corp.*	1,800	22,788
WESCO International, Inc.*	32,292	1,421,494
Willis Lease Finance Corp.*	600	11,070

		15,453,970

Total Industrials		161,885,877

Information Technology (13.3%)
Communications Equipment (0.9%)
Acacia Communications, Inc.*	21,200	1,428,880
ADTRAN, Inc.	21,406	219,518
Applied Optoelectronics, Inc.*	13,400	150,750
CalAmp Corp.*	20,900	150,271
Calix, Inc.*	30,000	533,400
Casa Systems, Inc.*	30,300	122,109
Clearfield, Inc.*	6,800	137,156
Comtech Telecommunications Corp.	14,400	201,600
DASAN Zhone Solutions, Inc.*	3,700	34,669
Digi International, Inc.*	16,300	254,769
Extreme Networks, Inc.*	45,800	184,116
Genasys, Inc.*	5,700	35,055
Harmonic, Inc.*	48,759	272,075
Infinera Corp.*	86,261	531,368
Inseego Corp.(x)*	57,900	597,528
InterDigital, Inc.	19,925	1,136,920
KVH Industries, Inc.*	3,200	28,832
NETGEAR, Inc.*	18,629	574,146
NetScout Systems, Inc.*	40,654	887,477
PCTEL, Inc.*	3,000	16,980
Plantronics, Inc.	7,759	91,867
Resonant, Inc.(x)*	700	1,666
Ribbon Communications, Inc.*	39,648	153,438
Viavi Solutions, Inc.*	132,700	1,556,571

		9,301,161

Electronic Equipment, Instruments & Components (2.2%)
Akoustis Technologies, Inc.(x)*	19,000	155,040
Arlo Technologies, Inc.*	47,590	250,323
Badger Meter, Inc.	17,060	1,115,212
Bel Fuse, Inc., Class B	6,700	71,556
Belden, Inc.	25,035	779,089
Benchmark Electronics, Inc.	28,448	573,227
CTS Corp.	18,000	396,540
Daktronics, Inc.	29,200	115,632
ePlus, Inc.*	7,300	534,360
Fabrinet*	20,000	1,260,600
FARO Technologies, Inc.*	10,567	644,376
Fitbit, Inc., Class A*	127,100	884,616
II-VI, Inc.*	57,571	2,335,080
Insight Enterprises, Inc.*	20,443	1,156,665
Intellicheck, Inc.*	3,400	22,678
Iteris, Inc.*	9,400	38,540
Itron, Inc.*	23,100	1,403,094
Kimball Electronics, Inc.*	15,000	173,400
Knowles Corp.*	50,700	755,430
Luna Innovations, Inc.*	3,200	19,136
Methode Electronics, Inc.	20,900	595,650
MTS Systems Corp.	12,602	240,824
Napco Security Technologies, Inc.*	6,300	148,050
nLight, Inc.*	19,300	453,164
Novanta, Inc.*	19,300	2,033,062
OSI Systems, Inc.*	10,068	781,378
PAR Technology Corp.(x)*	11,500	465,865
PC Connection, Inc.	4,500	184,770
Plexus Corp.*	19,175	1,354,330
Powerfleet, Inc.*	3,000	16,890
Research Frontiers, Inc.(x)*	2,200	5,940
Rogers Corp.*	10,384	1,018,255
Sanmina Corp.*	42,200	1,141,510
ScanSource, Inc.*	13,639	270,461
TTM Technologies, Inc.*	52,901	603,601
Vishay Intertechnology, Inc.	76,500	1,191,105
Vishay Precision Group, Inc.*	7,700	194,964
Wrap Technologies, Inc.(x)*	25,100	169,927

		23,554,340

IT Services (2.0%)
Brightcove, Inc.*	22,800	233,472
Cardtronics plc, Class A*	25,900	512,820
Cass Information Systems, Inc.	8,878	357,251
Conduent, Inc.*	92,800	295,104
CSG Systems International, Inc.	18,365	752,047
Endurance International Group Holdings, Inc.*	47,800	274,372
Evertec, Inc.	37,900	1,315,509
Evo Payments, Inc., Class A*	23,900	593,915
ExlService Holdings, Inc.*	18,700	1,233,639
GreenSky, Inc., Class A*	24,100	107,004
Grid Dynamics Holdings, Inc.*	9,200	71,116
GTT Communications, Inc.(x)*	14,500	74,820
Hackett Group, Inc. (The)	14,019	156,732
I3 Verticals, Inc., Class A*	6,400	161,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services Group, Inc.*	6,000	$12,660
International Money Express, Inc.*	7,400	106,301
KBR, Inc.	82,500	1,844,700
Limelight Networks, Inc.*	65,500	377,280
LiveRamp Holdings, Inc.*	37,785	1,956,129
ManTech International Corp., Class A	14,141	974,032
MAXIMUS, Inc.	36,868	2,522,140
MoneyGram International, Inc.(x)*	24,000	67,800
NIC, Inc.	36,455	718,163
Paysign, Inc.(x)*	28,000	159,040
Perficient, Inc.*	21,700	927,458
Perspecta, Inc.	80,300	1,561,835
PFSweb, Inc.*	3,800	25,422
Rackspace Technology, Inc.(x)*	19,000	366,510
Repay Holdings Corp.*	33,500	787,250
ServiceSource International, Inc.*	2,800	4,116
StarTek, Inc.*	4,600	24,150
Sykes Enterprises, Inc.*	21,699	742,323
TTEC Holdings, Inc.	10,425	568,684
Tucows, Inc., Class A(x)*	3,800	261,820
Unisys Corp.*	24,264	258,897
Verra Mobility Corp.*	71,700	692,622
Virtusa Corp.*	16,500	811,140

		21,909,873

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Energy Industries, Inc.*	22,703	1,428,927
Alpha & Omega Semiconductor Ltd.*	16,500	211,530
Ambarella, Inc.*	18,400	960,112
Amkor Technology, Inc.*	57,800	647,360
Axcelis Technologies, Inc.*	16,700	367,400
AXT, Inc.*	8,800	53,856
Brooks Automation, Inc.	39,150	1,811,079
Cabot Microelectronics Corp.	17,980	2,567,724
CEVA, Inc.*	11,400	448,818
Cohu, Inc.	22,631	388,801
CyberOptics Corp.*	1,800	57,312
Diodes, Inc.*	21,908	1,236,707
DSP Group, Inc.*	7,800	102,804
FormFactor, Inc.*	39,481	984,261
GSI Technology, Inc.*	2,900	16,356
Ichor Holdings Ltd.*	9,500	204,915
Impinj, Inc.*	7,200	189,720
Lattice Semiconductor Corp.*	77,500	2,244,400
MACOM Technology Solutions Holdings, Inc.*	23,213	789,474
MaxLinear, Inc.*	41,693	968,945
NeoPhotonics Corp.*	13,700	83,433
NVE Corp.	2,543	124,810
Onto Innovation, Inc.*	23,632	703,761
PDF Solutions, Inc.*	12,000	224,520
Photronics, Inc.*	35,100	349,596
Pixelworks, Inc.*	4,800	9,840
Power Integrations, Inc.	37,248	2,063,539
Rambus, Inc.*	62,400	854,256
Semtech Corp.*	37,096	1,964,604
Silicon Laboratories, Inc.*	23,700	2,319,045
SiTime Corp.*	5,400	453,762
SMART Global Holdings, Inc.*	7,800	213,252
SunPower Corp.(x)*	31,500	394,065
Synaptics, Inc.*	20,137	1,619,418
Ultra Clean Holdings, Inc.*	22,200	476,412
Veeco Instruments, Inc.*	26,786	312,593

		27,847,407

Software (5.4%)
8x8, Inc.*	50,600	786,830
A10 Networks, Inc.*	22,800	145,236
ACI Worldwide, Inc.*	66,216	1,730,224
Agilysys, Inc.*	11,300	273,008
Alarm.com Holdings, Inc.*	26,100	1,442,025
Altair Engineering, Inc., Class A*	21,800	915,164
American Software, Inc., Class A	11,600	162,864
Appfolio, Inc., Class A*	10,400	1,474,824
Appian Corp.(x)*	17,600	1,139,600
Asure Software, Inc.*	3,800	28,690
Avaya Holdings Corp.*	58,500	889,200
Benefitfocus, Inc.*	20,600	230,720
Blackbaud, Inc.	27,087	1,512,267
Blackline, Inc.*	28,900	2,590,307
Bottomline Technologies DE, Inc.*	23,491	990,381
Box, Inc., Class A*	81,100	1,407,896
Cerence, Inc.*	21,200	1,036,044
ChannelAdvisor Corp.*	13,300	192,451
Cloudera, Inc.*	135,311	1,473,537
CommVault Systems, Inc.*	22,214	906,331
Cornerstone OnDemand, Inc.*	34,800	1,265,328
Digimarc Corp.(x)*	8,200	183,106
Digital Turbine, Inc.*	47,500	1,555,150
Domo, Inc., Class B*	11,400	436,962
Ebix, Inc.	11,800	243,080
eGain Corp.*	4,800	68,016
Envestnet, Inc.*	30,600	2,361,096
GTY Technology Holdings, Inc.*	6,300	16,695
Intelligent Systems Corp.(x)*	3,700	144,226
j2 Global, Inc.*	27,578	1,908,949
LivePerson, Inc.*	40,600	2,110,794
MicroStrategy, Inc., Class A*	5,409	814,379
Mimecast Ltd.*	32,500	1,524,900
Mitek Systems, Inc.*	20,700	263,718
MobileIron, Inc.*	43,500	304,935
Model N, Inc.*	19,700	695,016
OneSpan, Inc.*	27,400	574,304
Park City Group, Inc.(x)*	300	1,479
Ping Identity Holding Corp.*	15,200	474,392
Progress Software Corp.	28,777	1,055,540
PROS Holdings, Inc.*	22,600	721,844
Q2 Holdings, Inc.*	28,600	2,610,036
QAD, Inc., Class A	4,500	189,900
Qualys, Inc.*	19,200	1,881,792
Rapid7, Inc.*	27,200	1,665,728
Rimini Street, Inc.*	3,100	9,982
Rosetta Stone, Inc.*	13,700	410,726
SailPoint Technologies Holding, Inc.*	48,500	1,919,145
Sapiens International Corp. NV	14,800	452,584
SeaChange International, Inc.*	600	522
SecureWorks Corp., Class A*	18,400	209,576
ShotSpotter, Inc.*	6,000	186,240
Smith Micro Software, Inc.(x)*	4,300	16,039
Sprout Social, Inc., Class A*	15,300	589,050
SPS Commerce, Inc.*	19,200	1,495,104
SVMK, Inc.*	68,800	1,521,168
Synchronoss Technologies, Inc.*	11,000	33,110
Telenav, Inc.*	30,300	109,080
Tenable Holdings, Inc.*	39,800	1,502,450
Upland Software, Inc.*	12,700	478,790
Varonis Systems, Inc.*	18,000	2,077,560
Verint Systems, Inc.*	35,751	1,722,483
Veritone, Inc.(x)*	900	8,244
VirnetX Holding Corp.(x)	11,700	61,659
Workiva, Inc.*	19,800	1,104,048
Xperi Holding Corp.	58,883	676,566
Yext, Inc.*	62,600	950,268
Zix Corp.*	28,000	163,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Zuora, Inc., Class A*	48,200	$498,388

		58,595,266

Technology Hardware, Storage & Peripherals (0.2%)
3D Systems Corp.(x)*	60,700	298,037
Avid Technology, Inc.*	29,600	253,376
Diebold Nixdorf, Inc.*	43,000	328,520
Immersion Corp.*	22,000	155,100
Intevac, Inc.*	2,900	15,979
Quantum Corp.*	7,600	34,960
Super Micro Computer, Inc.*	25,600	675,840

		1,761,812

Total Information Technology		142,969,859

Materials (4.0%)
Chemicals (1.6%)
Advanced Emissions Solutions, Inc.(x)	2,200	8,932
AdvanSix, Inc.*	16,500	212,520
AgroFresh Solutions, Inc.*	2,200	5,346
American Vanguard Corp.	14,300	187,902
Amyris, Inc.(x)*	49,500	144,540
Avient Corp.	48,200	1,275,372
Balchem Corp.	17,985	1,755,876
Chase Corp.	4,100	391,140
Ferro Corp.*	52,173	646,945
FutureFuel Corp.	14,400	163,728
GCP Applied Technologies, Inc.*	40,100	840,095
Hawkins, Inc.	4,000	184,400
HB Fuller Co.	28,859	1,321,165
Ingevity Corp.*	24,100	1,191,504
Innospec, Inc.	13,600	861,152
Intrepid Potash, Inc.*	720	6,077
Koppers Holdings, Inc.*	9,313	194,735
Kraton Corp.*	17,000	302,940
Kronos Worldwide, Inc.	16,600	213,476
Livent Corp.(x)*	83,771	751,426
Marrone Bio Innovations, Inc.*	2,400	2,928
Minerals Technologies, Inc.	19,850	1,014,335
Orion Engineered Carbons SA	33,700	421,587
PQ Group Holdings, Inc.*	19,200	196,992
Quaker Chemical Corp.	7,400	1,329,854
Rayonier Advanced Materials, Inc.*	24,600	78,720
Sensient Technologies Corp.	25,525	1,473,813
Stepan Co.	11,288	1,230,392
Trecora Resources*	12,000	73,680
Tredegar Corp.	11,629	172,923
Trinseo SA	25,400	651,256
Tronox Holdings plc, Class A	49,000	385,630

		17,691,381

Construction Materials (0.2%)
Forterra, Inc.*	13,800	163,116
Summit Materials, Inc., Class A*	63,188	1,045,129
United States Lime & Minerals, Inc.	600	54,060
US Concrete, Inc.*	11,400	331,056

		1,593,361

Containers & Packaging (0.2%)
Greif, Inc., Class A	14,700	532,287
Greif, Inc., Class B	3,500	138,180
Myers Industries, Inc.	16,200	214,326
O-I Glass, Inc.	90,400	957,336
Ranpak Holdings Corp.*	6,300	59,976
UFP Technologies, Inc.*	3,500	144,970

		2,047,075

Metals & Mining (1.5%)
Alcoa Corp.*	108,000	1,256,040
Allegheny Technologies, Inc.*	70,900	618,248
Arconic Corp.*	57,400	1,093,470
Caledonia Mining Corp. plc(x)	1,400	23,786
Carpenter Technology Corp.	28,500	517,560
Century Aluminum Co.*	21,700	154,504
Cleveland-Cliffs, Inc.(x)	237,804	1,526,702
Coeur Mining, Inc.*	133,936	988,448
Commercial Metals Co.	65,900	1,316,682
Compass Minerals International, Inc.	19,400	1,151,390
Gold Resource Corp.	40,900	139,469
Haynes International, Inc.	6,833	116,776
Hecla Mining Co.	302,409	1,536,238
Kaiser Aluminum Corp.	10,191	546,136
Materion Corp.	11,445	595,483
Novagold Resources, Inc.*	130,900	1,556,401
Olympic Steel, Inc.	7,600	86,336
Ryerson Holding Corp.*	20,500	117,465
Schnitzer Steel Industries, Inc., Class A	10,400	199,992
SunCoke Energy, Inc.	50,510	172,744
TimkenSteel Corp.*	17,800	63,190
United States Steel Corp.(x)	126,400	927,776
Warrior Met Coal, Inc.	23,900	408,212
Worthington Industries, Inc.	27,480	1,120,634

		16,233,682

Paper & Forest Products (0.5%)
Boise Cascade Co.	22,700	906,184
Clearwater Paper Corp.*	8,638	327,726
Domtar Corp.	31,700	832,759
Louisiana-Pacific Corp.	66,448	1,960,880
Neenah, Inc.	9,500	355,965
P H Glatfelter Co.	28,215	388,521
Schweitzer-Mauduit International, Inc.	16,964	515,536
Verso Corp., Class A	12,200	96,258

		5,383,829

Total Materials		42,949,328

Real Estate (6.6%)
Equity Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust (REIT)	45,373	476,417
Agree Realty Corp. (REIT)	30,700	1,953,748
Alexander & Baldwin, Inc. (REIT)	42,186	472,905
Alexander’s, Inc. (REIT)	1,075	263,611
Alpine Income Property Trust, Inc. (REIT)	1,900	29,545
American Assets Trust, Inc. (REIT)	24,218	583,412
American Finance Trust, Inc. (REIT)	60,500	379,335
Armada Hoffler Properties, Inc. (REIT)	23,200	214,832
Bluerock Residential Growth REIT, Inc. (REIT)	26,200	198,596
BRT Apartments Corp. (REIT)	4,200	49,476
CareTrust REIT, Inc. (REIT)	54,013	961,161
CatchMark Timber Trust, Inc. (REIT), Class A	20,800	185,744
Chatham Lodging Trust (REIT)	31,900	243,078
CIM Commercial Trust Corp. (REIT)	3,666	36,147
City Office REIT, Inc. (REIT)	40,700	306,064
Clipper Realty, Inc. (REIT)	6,800	41,140
Colony Capital, Inc. (REIT)	280,100	764,673
Columbia Property Trust, Inc. (REIT)	66,100	721,151
Community Healthcare Trust, Inc. (REIT)	12,200	570,472
CoreCivic, Inc. (REIT)	66,400	531,200
CorEnergy Infrastructure Trust, Inc. (REIT)	12,600	73,584
CorePoint Lodging, Inc. (REIT)	34,950	190,478
DiamondRock Hospitality Co. (REIT)	115,298	584,561
Diversified Healthcare Trust (REIT)	133,900	471,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Easterly Government Properties, Inc. (REIT)	38,100	$853,821
EastGroup Properties, Inc. (REIT)	21,727	2,809,953
Essential Properties Realty Trust, Inc. (REIT)	45,400	831,728
Farmland Partners, Inc. (REIT)(x)	26,900	179,154
Four Corners Property Trust, Inc. (REIT)	46,300	1,184,817
Franklin Street Properties Corp. (REIT)	56,099	205,322
Front Yard Residential Corp. (REIT)	25,200	220,248
GEO Group, Inc. (The) (REIT)	70,263	796,782
Getty Realty Corp. (REIT)	26,475	688,615
Gladstone Commercial Corp. (REIT)	15,700	264,545
Gladstone Land Corp. (REIT)	9,100	136,682
Global Medical REIT, Inc. (REIT)	15,300	206,550
Global Net Lease, Inc. (REIT)	47,766	759,479
Healthcare Realty Trust, Inc. (REIT)	84,158	2,534,839
Hersha Hospitality Trust (REIT)	28,019	155,225
Independence Realty Trust, Inc. (REIT)	48,700	564,433
Industrial Logistics Properties Trust (REIT)	44,973	983,560
Innovative Industrial Properties, Inc. (REIT)	12,000	1,489,320
Investors Real Estate Trust (REIT)	6,949	452,866
iStar, Inc. (REIT)	39,400	465,314
Jernigan Capital, Inc. (REIT)(x)	12,600	215,964
Kite Realty Group Trust (REIT)	47,157	546,078
Lexington Realty Trust (REIT)	165,286	1,727,239
LTC Properties, Inc. (REIT)	21,469	748,409
Macerich Co. (The) (REIT)(x)	81,900	556,101
Mack-Cali Realty Corp. (REIT)	51,100	644,882
Monmouth Real Estate Investment Corp. (REIT)	51,551	713,981
National Health Investors, Inc. (REIT)	23,728	1,430,087
National Storage Affiliates Trust (REIT)	31,400	1,027,094
New Senior Investment Group, Inc. (REIT)	50,600	202,400
NexPoint Residential Trust, Inc. (REIT)	9,600	425,760
Office Properties Income Trust (REIT)	26,231	543,506
One Liberty Properties, Inc. (REIT)	7,990	130,716
Pebblebrook Hotel Trust (REIT)	78,412	982,502
Physicians Realty Trust (REIT)	118,000	2,113,380
Piedmont Office Realty Trust, Inc. (REIT), Class A	71,600	971,612
Plymouth Industrial REIT, Inc. (REIT)	1,700	20,978
PotlatchDeltic Corp. (REIT)	36,552	1,538,839
Preferred Apartment Communities, Inc. (REIT), Class A	22,000	118,800
PS Business Parks, Inc. (REIT)	11,580	1,417,276
QTS Realty Trust, Inc. (REIT), Class A	34,700	2,186,794
Retail Opportunity Investments Corp. (REIT)	61,700	642,606
Retail Properties of America, Inc. (REIT), Class A	123,700	718,697
Retail Value, Inc. (REIT)	9,949	125,059
RLJ Lodging Trust (REIT)	96,886	839,033
RPT Realty (REIT)	34,100	185,504
Ryman Hospitality Properties, Inc. (REIT)	24,934	917,571
Sabra Health Care REIT, Inc. (REIT)	119,323	1,644,868
Safehold, Inc. (REIT)	10,000	621,000
Saul Centers, Inc. (REIT)	4,900	130,242
Seritage Growth Properties (REIT), Class A(x)*	6,700	90,115
Service Properties Trust (REIT)	94,600	752,070
SITE Centers Corp. (REIT)	88,300	635,760
STAG Industrial, Inc. (REIT)	84,800	2,585,552
Summit Hotel Properties, Inc. (REIT)	53,300	276,094
Sunstone Hotel Investors, Inc. (REIT)	124,778	990,737
Tanger Factory Outlet Centers, Inc. (REIT)(x)	51,300	309,339
Terreno Realty Corp. (REIT)	37,300	2,042,548
UMH Properties, Inc. (REIT)	15,700	212,578
Uniti Group, Inc. (REIT)	104,700	1,103,015
Universal Health Realty Income Trust (REIT)	7,150	407,479
Urban Edge Properties (REIT)	64,100	623,052
Urstadt Biddle Properties, Inc. (REIT), Class A	14,789	136,059
Washington REIT (REIT)	42,117	847,815
Whitestone REIT (REIT)	24,900	149,400
Xenia Hotels & Resorts, Inc. (REIT)	63,000	553,140

		61,887,642

Real Estate Management & Development (0.8%)
Altisource Portfolio Solutions SA(x)*	18,200	230,594
American Realty Investors, Inc.*	100	907
CTO Realty Growth, Inc.	3,800	167,580
Cushman & Wakefield plc*	57,996	609,538
eXp World Holdings, Inc.(x)*	11,900	480,046
Forestar Group, Inc.*	10,333	182,894
FRP Holdings, Inc.*	4,900	204,183
Griffin Industrial Realty, Inc.	1,100	58,795
Kennedy-Wilson Holdings, Inc.	69,624	1,010,941
Marcus & Millichap, Inc.*	18,900	520,128
Maui Land & Pineapple Co., Inc.*	2,200	23,804
Newmark Group, Inc., Class A	84,124	363,416
Rafael Holdings, Inc., Class B*	4,100	63,550
RE/MAX Holdings, Inc., Class A	10,100	330,573
Realogy Holdings Corp.(x)*	64,400	607,936
Redfin Corp.*	53,897	2,691,077
RMR Group, Inc. (The), Class A	11,726	322,113
St Joe Co. (The)*	29,000	598,270
Stratus Properties, Inc.*	4,500	97,020
Tejon Ranch Co.*	10,702	151,433
Transcontinental Realty Investors, Inc.*	200	4,986

		8,719,784

Total Real Estate		70,607,426

Utilities (3.3%)
Electric Utilities (0.7%)
ALLETE, Inc.	28,423	1,470,606
Genie Energy Ltd., Class B	11,200	89,600
MGE Energy, Inc.	20,079	1,258,150
Otter Tail Corp.	22,725	821,963
PNM Resources, Inc.	45,881	1,896,262
Portland General Electric Co.	50,632	1,797,436
Spark Energy, Inc., Class A	9,500	79,040

		7,413,057

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A(x)	19,205	1,063,765
Chesapeake Utilities Corp.	8,950	754,485
New Jersey Resources Corp.	53,822	1,454,271
Northwest Natural Holding Co.	17,142	778,075
ONE Gas, Inc.	30,000	2,070,300
RGC Resources, Inc.	900	21,105
South Jersey Industries, Inc.	51,252	987,626

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Gas Holdings, Inc.	32,736	$2,065,642
Spire, Inc.	29,752	1,582,806

		10,778,075

Independent Power and Renewable Electricity Producers (0.6%)
Atlantic Power Corp.*	91,500	179,340
Brookfield Renewable Corp.	40,100	2,349,860
Clearway Energy, Inc., Class A	17,300	427,310
Clearway Energy, Inc., Class C	41,682	1,123,747
Ormat Technologies, Inc.	22,300	1,318,153
Sunnova Energy International, Inc.*	29,900	909,259

		6,307,669

Multi-Utilities (0.5%)
Avista Corp.	36,899	1,258,994
Black Hills Corp.	40,519	2,167,361
NorthWestern Corp.	27,978	1,360,850
Unitil Corp.	10,900	421,176

		5,208,381

Water Utilities (0.5%)
American States Water Co.	20,958	1,570,802
Artesian Resources Corp., Class A	5,700	196,479
Cadiz, Inc.(x)*	12,900	128,097
California Water Service Group	27,600	1,199,220
Consolidated Water Co. Ltd.	11,100	115,551
Global Water Resources, Inc.	3,700	39,886
Middlesex Water Co.	11,300	702,295
Pure Cycle Corp.*	3,200	28,832
SJW Group	14,900	906,814
York Water Co. (The)	6,000	253,620

		5,141,596

Total Utilities		34,848,778

Total Common Stocks (98.9%) (Cost $829,650,190)		1,061,417,270

	Number of Rights	Value (Note 1)
RIGHTS:
Communication Services (0.0%)
Media (0.0%)
Media General, Inc., CVR(r)*	61,700	—

Total Communication Services		—

Financials (0.0%)
Diversified Financial Services (0.0%)
First Eagle Private Credit LLC, CVR(r)*	19,900	—

Total Financials		—

Health Care (0.0%)
Biotechnology (0.0%)
Achillion Pharmaceuticals, Inc., CVR(r)*	82,700	28,532
Alder Biopharmaceuticals, Inc., CVR(r)(x)*	47,700	31,482
Tobira Therapeutics, Inc., CVR(r)(x)*	2,288	102

		60,116
Pharmaceuticals (0.0%)
Dova Pharmaceuticals, Inc., CVR(r)*	17,500	7,088
Omthera Pharmaceuticals, Inc., CVR(r)*	5,500	—

		7,088

Total Health Care		67,204

Total Rights (0.0%) (Cost $59,593)		67,204

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (3.5%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $900,003, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $918,001.(xx)	$900,000	900,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $4,443,868, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $4,532,738.(xx)	4,443,861	4,443,861
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $8,000,047, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $8,869,361.(xx)	8,000,000	8,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $7,000,381, collateralized by various Common Stocks; total market value $7,779,545.(xx)	7,000,000	7,000,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $3,500,019, collateralized by various Common Stocks; total market value $3,889,514.(xx)	3,500,000	3,500,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $12,000,187, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $12,240,000.(xx)	12,000,000	12,000,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $2,000,012, collateralized by various Common Stocks; total market value $2,223,078.(xx)	2,000,000	2,000,000

Total Repurchase Agreements		37,843,861

Total Short-Term Investments (3.5%) (Cost $37,843,861)		37,843,861

Total Investments in Securities (102.4%) (Cost $867,553,644)		1,099,328,335
Other Assets Less Liabilities (-2.4%)		(26,006,578)

Net Assets (100%)		$1,073,321,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $1,162,824 or 0.1% of net assets.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $54,700,428. This was collateralized by $19,470,894 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.250%, maturing 10/8/20 – 2/15/50 and by cash of $37,843,861 which was subsequently invested in joint repurchase agreements.

Glossary:

CVR — Contingent Value Right

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	108	12/2020	USD	8,123,760	(97,881)

					(97,881)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$23,912,649	$895,050	$—		$24,807,699
Consumer Discretionary	141,856,354	1,570,957	—		143,427,311
Consumer Staples	35,946,831	589,803	—		36,536,634
Energy	20,484,602	—	—		20,484,602
Financials	157,172,635	—	—	(a)	157,172,635
Health Care	225,727,121	—	—		225,727,121
Industrials	159,937,265	1,948,612	—		161,885,877
Information Technology	142,969,859	—	—		142,969,859
Materials	42,202,715	746,613	—		42,949,328
Real Estate	70,607,426	—	—		70,607,426
Utilities	34,848,778	—	—		34,848,778
Rights
Communication Services	—	—	—	(a)	—	(a)
Financials	—	—	—	(a)	—	(a)
Health Care	—	—	67,204		67,204
Short-Term Investments
Repurchase Agreements	—	37,843,861	—		37,843,861

Total Assets	$1,055,666,235	$43,594,896	$67,204		$1,099,328,335

Liabilities:
Futures	$(97,881)	$—	$—		$(97,881)

Total Liabilities	$(97,881)	$—	$—		$(97,881)

Total	$1,055,568,354	$43,594,896	$67,204		$1,099,230,454

(a)	Value is zero.

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$397,210,339
Aggregate gross unrealized depreciation	(168,500,608)

Net unrealized appreciation	$228,709,731

Federal income tax cost of investments in securities and derivative instruments, if applicable	$870,520,723

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.1%)
Entertainment (4.3%)
Activision Blizzard, Inc.	46,200	$3,739,890
Netflix, Inc.*	93,656	46,830,810
Sea Ltd. (ADR)*	157,200	24,215,088
Spotify Technology SA*	58,827	14,269,665

		89,055,453

Interactive Media & Services (12.8%)
Alphabet, Inc., Class A*	37,096	54,367,898
Alphabet, Inc., Class C*	31,588	46,421,725
Facebook, Inc., Class A*	405,631	106,234,759
Match Group, Inc.*	137,019	15,161,152
Snap, Inc., Class A*	865,069	22,586,951
Tencent Holdings Ltd.	254,200	16,928,035

		261,700,520

Total Communication Services		350,755,973

Consumer Discretionary (22.9%)
Auto Components (0.5%)
Aptiv plc	103,243	9,465,318

Automobiles (1.8%)
Ferrari NV	88,458	16,284,233
Tesla, Inc.*	46,175	19,809,537
XPeng, Inc. (ADR)(x)*	54,249	1,088,777

		37,182,547

Hotels, Restaurants & Leisure (2.0%)
Chipotle Mexican Grill, Inc.*	12,219	15,196,893
DraftKings, Inc., Class A(x)*	146,096	8,596,289
Las Vegas Sands Corp.	109,520	5,110,203
Wynn Resorts Ltd.	155,156	11,141,752

		40,045,137

Internet & Direct Marketing Retail (15.1%)
Alibaba Group Holding Ltd. (ADR)*	229,180	67,374,337
Amazon.com, Inc.*	72,943	229,677,812
Booking Holdings, Inc.*	7,779	13,307,380

		310,359,529

Specialty Retail (1.8%)
CarMax, Inc.*	19,709	1,811,454
Carvana Co.*	73,433	16,379,965
Ross Stores, Inc.	205,140	19,143,665

		37,335,084

Textiles, Apparel & Luxury Goods (1.7%)
Lululemon Athletica, Inc.*	48,900	16,106,193
NIKE, Inc., Class B	156,424	19,637,469

		35,743,662

Total Consumer Discretionary		470,131,277

Financials (2.0%)
Capital Markets (1.5%)
Cboe Global Markets, Inc.	48,000	4,211,520
MSCI, Inc.	10,776	3,844,661
S&P Global, Inc.	37,663	13,581,278
Tradeweb Markets, Inc., Class A	60,748	3,523,384
XP, Inc., Class A*	123,116	5,132,706

		30,293,549

Insurance (0.5%)
Chubb Ltd.	83,816	9,732,714

Total Financials		40,026,263

Health Care (9.6%)
Biotechnology (1.5%)
Argenx SE (ADR)*	6,974	1,830,815
Incyte Corp.*	86,834	7,792,483
Vertex Pharmaceuticals, Inc.*	76,878	20,920,041

		30,543,339

Health Care Equipment & Supplies (3.0%)
Alcon, Inc.*	50,393	2,861,015
Align Technology, Inc.*	6,607	2,162,867
Intuitive Surgical, Inc.*	42,844	30,399,532
Stryker Corp.	122,199	25,462,606

		60,886,020

Health Care Providers & Services (5.1%)
Anthem, Inc.	55,361	14,869,411
Centene Corp.*	183,745	10,717,846
Cigna Corp.	117,837	19,962,766
HCA Healthcare, Inc.	99,912	12,457,028
Humana, Inc.	21,443	8,875,043
UnitedHealth Group, Inc.	123,400	38,472,418

		105,354,512

Health Care Technology (0.0%)
GoodRx Holdings, Inc., Class A(x)*	10,777	599,201

Total Health Care		197,383,072

Industrials (7.2%)
Aerospace & Defense (0.5%)
Teledyne Technologies, Inc.*	34,864	10,815,161

Air Freight & Logistics (1.0%)
FedEx Corp.	77,754	19,556,686

Commercial Services & Supplies (0.8%)
Cintas Corp.	46,638	15,522,526

Industrial Conglomerates (1.0%)
Roper Technologies, Inc.	51,299	20,268,748

Machinery (1.9%)
Cummins, Inc.	49,400	10,431,304
Fortive Corp.	182,666	13,920,976
Parker-Hannifin Corp.	49,150	9,945,011
Westinghouse Air Brake Technologies Corp.	69,976	4,330,115

		38,627,406

Professional Services (1.0%)
Equifax, Inc.	32,679	5,127,335
TransUnion	188,671	15,872,891

		21,000,226

Road & Rail (1.0%)
JB Hunt Transport Services, Inc.	24,878	3,144,082
Norfolk Southern Corp.	29,000	6,205,710
Union Pacific Corp.	58,100	11,438,147

		20,787,939

Total Industrials		146,578,692

Information Technology (40.4%)
IT Services (11.8%)
Fidelity National Information Services, Inc.	216,302	31,841,817
Fiserv, Inc.*	234,933	24,209,846
Global Payments, Inc.	108,544	19,275,244
Mastercard, Inc., Class A	165,749	56,051,339
PayPal Holdings, Inc.*	179,681	35,402,547
Shopify, Inc., Class A*	8,371	8,563,282
Snowflake, Inc., Class A(x)*	7,221	1,812,471
StoneCo Ltd., Class A*	92,601	4,897,667
Visa, Inc., Class A	288,564	57,704,143
Wix.com Ltd.*	11,179	2,848,968

		242,607,324

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.9%)
Advanced Micro Devices, Inc.*	344,700	$28,261,953
ASML Holding NV (Registered) (NYRS)	59,400	21,934,638
Marvell Technology Group Ltd.	341,008	13,538,018
NVIDIA Corp.	49,200	26,628,024
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	127,500	10,336,425

		100,699,058

Software (18.1%)
Adobe, Inc.*	31,800	15,595,674
Avalara, Inc.*	51,944	6,614,549
Crowdstrike Holdings, Inc., Class A*	47,154	6,475,187
Datadog, Inc., Class A*	110,319	11,270,189
Intuit, Inc.	91,349	29,798,957
Microsoft Corp.	810,531	170,478,985
Palantir Technologies, Inc., Class A*	244,351	2,321,335
Paycom Software, Inc.*	36,569	11,383,930
salesforce.com, Inc.*	206,965	52,014,444
ServiceNow, Inc.*	49,327	23,923,595
Slack Technologies, Inc., Class A*	331,505	8,904,224
Splunk, Inc.*	111,365	20,951,097
Temenos AG (Registered)	24,483	3,297,038
Workday, Inc., Class A*	38,044	8,184,406

		371,213,610

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	988,620	114,492,082

Total Information Technology		829,012,074

Materials (0.4%)
Chemicals (0.4%)
Linde plc	32,463	7,730,414

Total Materials		7,730,414

Total Common Stocks (99.6%) (Cost $930,166,632)		2,041,617,765

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $400,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $408,000.(xx)	$400,000	400,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,128,689, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $3,191,257.(xx)	3,128,684	3,128,684

Total Repurchase Agreements		3,528,684

Total Short-Term Investments (0.2%) (Cost $3,528,684)		3,528,684

Total Investments in Securities (99.8%) (Cost $933,695,316)		2,045,146,449
Other Assets Less Liabilities (0.2%)		4,623,971

Net Assets (100%)		$2,049,770,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $6,814,657. This was collateralized by $3,140,193 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 10/8/20 - 2/15/50 and by cash of $3,528,684 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$333,827,938	$16,928,035	$—	$350,755,973
Consumer Discretionary	470,131,277	—	—	470,131,277
Financials	40,026,263	—	—	40,026,263
Health Care	194,522,057	2,861,015	—	197,383,072
Industrials	146,578,692	—	—	146,578,692
Information Technology	825,715,036	3,297,038	—	829,012,074
Materials	7,730,414	—	—	7,730,414
Short-Term Investments
Repurchase Agreements	—	3,528,684	—	3,528,684

Total Assets	$2,018,531,677	$26,614,772	$—	$2,045,146,449

Total Liabilities	$—	$—	$—	$—

Total	$2,018,531,677	$26,614,772	$—	$2,045,146,449

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,130,972,686
Aggregate gross unrealized depreciation	(19,843,862)

Net unrealized appreciation	$1,111,128,824

Federal income tax cost of investments in securities and derivative instruments, if applicable	$934,017,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.4%)
Capital Markets (0.4%)
ARYA Sciences Acquisition Corp. II*	7,535	$82,885
Churchill Capital Corp. III, Class A(x)*	17,300	177,325
CM Life Sciences, Inc.*	9,997	104,669
Health Sciences Acquisitions Corp. 2*	9,046	99,506
Panacea Acquisition Corp.*	7,493	89,916
Therapeutics Acquisition Corp., Class A*	9,816	141,154

Total Financials		695,455

Health Care (99.6%)
Biotechnology (35.6%)
AbbVie, Inc.	32,854	2,877,682
Abcam plc	18,441	291,456
ACADIA Pharmaceuticals, Inc.*	33,416	1,378,410
Acceleron Pharma, Inc.*	18,748	2,109,712
ADC Therapeutics SA*	3,303	108,966
Adverum Biotechnologies, Inc.*	8,552	88,086
Agenus, Inc.*	12,100	48,400
Agios Pharmaceuticals, Inc.*	7,360	257,600
Akero Therapeutics, Inc.*	3,435	105,764
Akouos, Inc.(x)*	5,740	131,274
Alector, Inc.*	8,416	88,663
Alexion Pharmaceuticals, Inc.*	21,646	2,476,952
Alkermes plc*	2,198	36,421
Allogene Therapeutics, Inc.*	14,146	533,446
Alnylam Pharmaceuticals, Inc.*	15,991	2,328,290
ALX Oncology Holdings, Inc.(x)*	2,668	100,690
Amarin Corp. plc (ADR)(x)*	19,624	82,617
Amgen, Inc.	16,078	4,086,384
Annexon, Inc.(x)*	4,290	129,687
Apellis Pharmaceuticals, Inc.*	12,501	377,155
Aprea Therapeutics, Inc.*	3,316	79,783
Arcturus Therapeutics Holdings, Inc.*	3,745	160,660
Arcutis Biotherapeutics, Inc.(x)*	3,371	98,770
Ardelyx, Inc.*	17,423	91,471
Argenx SE (ADR)*	11,373	2,985,640
Ascendis Pharma A/S (ADR)*	12,400	1,913,568
Assembly Biosciences, Inc.*	4,047	66,533
Athira Pharma, Inc.(x)*	9,363	172,841
Avidity Biosciences, Inc.*	3,223	90,727
Avrobio, Inc.*	3,384	44,060
BeiGene Ltd. (ADR)*	4,800	1,374,912
Biogen, Inc.*	7,095	2,012,710
BioMarin Pharmaceutical, Inc.*	5,272	401,094
BioNTech SE (ADR)*	11,664	807,499
Bluebird Bio, Inc.*	3,367	181,650
Blueprint Medicines Corp.*	7,845	727,231
Burning Rock Biotech Ltd. (ADR)(x)*	8,454	212,026
Cardiff Oncology, Inc.*	5,846	82,955
Constellation Pharmaceuticals, Inc.*	3,400	68,884
CRISPR Therapeutics AG*	4,321	361,408
CureVac NV*	5,157	240,058
Cyclerion Therapeutics, Inc.*	7,600	46,208
Cytokinetics, Inc.*	6,900	149,385
Deciphera Pharmaceuticals, Inc.*	4,238	217,409
Denali Therapeutics, Inc.*	18,818	674,249
Dicerna Pharmaceuticals, Inc.*	10,108	181,843
Dyne Therapeutics, Inc.*	5,218	105,351
Enanta Pharmaceuticals, Inc.*	4,253	194,702
Epizyme, Inc.*	9,515	113,514
Exact Sciences Corp.*	17,904	1,825,313
Exelixis, Inc.*	61,128	1,494,580
Fate Therapeutics, Inc.*	10,530	420,884
FibroGen, Inc.*	16,700	686,704
G1 Therapeutics, Inc.*	3,588	41,441
Generation Bio Co.(x)*	8,804	272,132
Genmab A/S*	640	232,392
Global Blood Therapeutics, Inc.*	7,932	437,370
Homology Medicines, Inc.*	8,704	93,133
IGM Biosciences, Inc.(x)*	2,836	209,325
Immunovant, Inc.*	2,137	75,201
Incyte Corp.*	31,773	2,851,309
Insmed, Inc.*	22,404	720,065
Intellia Therapeutics, Inc.*	6,196	123,176
Invitae Corp.(x)*	5,800	251,430
Ionis Pharmaceuticals, Inc.*	19,773	938,229
Iovance Biotherapeutics, Inc.*	31,648	1,041,852
IVERIC bio, Inc.(x)*	23,973	135,208
Karuna Therapeutics, Inc.*	5,995	463,533
Karyopharm Therapeutics, Inc.*	5,629	82,183
Kodiak Sciences, Inc.*	14,259	844,275
Krystal Biotech, Inc.*	3,142	135,263
Kymera Therapeutics, Inc.(x)*	4,265	137,802
Legend Biotech Corp. (ADR)(x)*	2,352	72,606
Madrigal Pharmaceuticals, Inc.*	1,000	118,730
MeiraGTx Holdings plc*	4,434	58,706
Mersana Therapeutics, Inc.*	10,740	199,979
Mirati Therapeutics, Inc.*	5,401	896,836
Moderna, Inc.*	8,489	600,597
MorphoSys AG*	2,176	276,392
Neurocrine Biosciences, Inc.*	15,549	1,495,192
Nkarta, Inc.(x)*	3,537	106,322
Novavax, Inc.(x)*	2,100	227,535
Nurix Therapeutics, Inc.(x)*	7,459	260,394
Orchard Therapeutics plc (ADR)*	5,302	21,791
Prelude Therapeutics, Inc.*	4,243	127,842
Protagonist Therapeutics, Inc.*	8,103	158,414
Protara Therapeutics, Inc.*	4,749	79,926
PTC Therapeutics, Inc.*	6,442	301,163
Radius Health, Inc.*	4,540	51,484
RAPT Therapeutics, Inc.(x)*	8,710	280,462
Regeneron Pharmaceuticals, Inc.*	6,781	3,795,868
REGENXBIO, Inc.*	4,461	122,767
Relay Therapeutics, Inc.(x)*	3,630	154,602
Replimune Group, Inc.*	4,700	108,194
Rocket Pharmaceuticals, Inc.*	11,819	270,182
Sage Therapeutics, Inc.*	12,813	783,131
Sarepta Therapeutics, Inc.*	6,498	912,514
Scholar Rock Holding Corp.*	4,094	72,423
Seattle Genetics, Inc.*	17,588	3,441,796
Seres Therapeutics, Inc.*	6,066	171,728
Stoke Therapeutics, Inc.*	5,049	169,091
Translate Bio, Inc.(x)*	8,564	116,556
Turning Point Therapeutics, Inc.*	4,657	406,835
Twist Bioscience Corp.*	5,135	390,106
Ultragenyx Pharmaceutical, Inc.*	16,833	1,383,504
uniQure NV*	4,500	165,735
Vaxart, Inc.(x)*	11,500	76,475
Vertex Pharmaceuticals, Inc.*	25,569	6,957,836
Xencor, Inc.*	13,573	526,497
Zai Lab Ltd.*	700	57,896
Zai Lab Ltd. (ADR)*	2,954	245,684
Zentalis Pharmaceuticals, Inc.(x)*	3,536	115,592
Zymeworks, Inc.*	4,282	199,456

		70,986,435

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (22.1%)
Alcon, Inc.*	8,731	$495,694
AtriCure, Inc.*	7,536	300,686
Becton Dickinson and Co.	20,632	4,800,654
Cooper Cos., Inc. (The)	2,859	963,826
Danaher Corp.	24,495	5,274,508
DexCom, Inc.*	5,325	2,195,125
DiaSorin SpA	4,856	978,784
Envista Holdings Corp.*	34,131	842,353
GenMark Diagnostics, Inc.*	18,685	265,327
Hologic, Inc.*	37,395	2,485,646
ICU Medical, Inc.*	2,292	418,886
Inari Medical, Inc.(x)*	2,289	157,987
Insulet Corp.*	4,700	1,111,973
Intuitive Surgical, Inc.*	11,206	7,951,105
iRhythm Technologies, Inc.*	4,143	986,490
Lantheus Holdings, Inc.*	17,861	226,299
Nevro Corp.*	8,195	1,141,563
Novocure Ltd.*	5,320	592,169
Outset Medical, Inc.*	2,547	127,350
Penumbra, Inc.*	5,207	1,012,137
Quidel Corp.*	7,410	1,625,606
Sartorius AG (Preference)(q)	2,900	1,191,301
Shockwave Medical, Inc.*	5,240	397,192
Stryker Corp.	20,232	4,215,742
Tandem Diabetes Care, Inc.*	6,000	681,000
Teleflex, Inc.	3,610	1,228,916
West Pharmaceutical Services, Inc.	7,144	1,963,886
Zimmer Biomet Holdings, Inc.	3,600	490,104

		44,122,309

Health Care Providers & Services (14.7%)
Amedisys, Inc.*	2,561	605,497
Anthem, Inc.	7,926	2,128,844
Centene Corp.*	58,732	3,425,837
Cigna Corp.	17,112	2,898,944
Guardant Health, Inc.*	4,800	536,544
HCA Healthcare, Inc.	17,445	2,175,043
Humana, Inc.	9,845	4,074,747
Molina Healthcare, Inc.*	8,200	1,500,928
Oak Street Health, Inc.(x)*	3,170	169,405
Option Care Health, Inc.*	8,272	110,597
Pennant Group, Inc. (The)*	8,287	319,547
UnitedHealth Group, Inc.	36,100	11,254,897

		29,200,830

Health Care Technology (1.5%)
Accolade, Inc.(x)*	3,497	135,928
GoodRx Holdings, Inc., Class A(x)*	1,604	89,182
Livongo Health, Inc.*	4,000	560,200
Phreesia, Inc.*	5,352	171,960
Schrodinger, Inc.*	3,394	161,249
Teladoc Health, Inc.(x)*	2,500	548,100
Veeva Systems, Inc., Class A*	4,900	1,377,831

		3,044,450

Life Sciences Tools & Services (9.4%)
10X Genomics, Inc., Class A*	4,529	564,676
Adaptive Biotechnologies Corp.*	7,417	360,689
Agilent Technologies, Inc.	30,834	3,112,384
Avantor, Inc.*	43,980	989,110
Berkeley Lights, Inc.(x)*	3,526	269,245
Bio-Techne Corp.	1,700	421,141
Bruker Corp.	23,800	946,050
Evotec SE*	15,819	418,558
Lonza Group AG (Registered)	1,338	825,921
Mettler-Toledo International, Inc.*	637	615,183
Pacific Biosciences of California, Inc.*	22,182	218,936
PPD, Inc.*	10,807	399,751
PRA Health Sciences, Inc.*	5,500	557,920
Quanterix Corp.*	11,975	404,036
Repligen Corp.*	840	123,934
Thermo Fisher Scientific, Inc.	18,643	8,231,257
Wuxi Biologics Cayman, Inc.(m)*	15,000	368,107

		18,826,898

Pharmaceuticals (16.3%)
Arvinas, Inc.*	3,000	70,830
Astellas Pharma, Inc.	36,700	546,336
AstraZeneca plc (ADR)	68,932	3,777,474
Axsome Therapeutics, Inc.*	5,138	366,082
Bayer AG (Registered)	8,712	544,506
Bristol-Myers Squibb Co.	26,900	1,621,801
Cara Therapeutics, Inc.*	11,646	148,195
Catalent, Inc.*	9,469	811,114
Chugai Pharmaceutical Co. Ltd.	17,900	803,247
Daiichi Sankyo Co. Ltd.	29,400	903,418
Eisai Co. Ltd.	8,100	739,133
Elanco Animal Health, Inc.*	22,472	627,643
Eli Lilly and Co.	28,212	4,175,940
GW Pharmaceuticals plc (ADR)(x)*	2,800	272,580
Harmony Biosciences Holdings, Inc.(x)*	3,437	116,514
Horizon Therapeutics plc*	8,800	683,584
Intra-Cellular Therapies, Inc.*	3,219	82,600
Ipsen SA	6,043	633,984
Merck & Co., Inc.	80,525	6,679,549
Merck KGaA	7,587	1,107,875
Milestone Pharmaceuticals, Inc.*	3,068	22,458
MyoKardia, Inc.*	14,271	1,945,565
Nektar Therapeutics*	8,200	136,038
Odonate Therapeutics, Inc.*	5,770	77,491
Reata Pharmaceuticals, Inc., Class A*	2,376	231,470
Roche Holding AG	7,256	2,482,475
Royalty Pharma plc, Class A	30,253	1,272,744
Sanofi	14,164	1,420,211
Tricida, Inc.*	1,338	12,122
WaVe Life Sciences Ltd.(x)*	10,636	90,300

		32,403,279

Total Health Care		198,584,201

Total Common Stocks (100.0%) (Cost $149,642,690)		199,279,656

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Progenics Pharmaceuticals, Inc., CVR(r)*	13,100	2,297

Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co., CVR, expiring 12/31/20*	42,611	95,875

Total Rights (0.0%) (Cost $117,510)		98,172

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	800,000	800,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (1.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	$300,000	$300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,829,165, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,865,745.(xx)	1,829,162	1,829,162

Total Repurchase Agreements		2,129,162

Total Short-Term Investments (1.5%) (Cost $2,929,162)		2,929,162

Total Investments in Securities (101.5%) (Cost $152,689,362)		202,306,990
Other Assets Less Liabilities (-1.5%)		(2,991,078)

Net Assets (100%)		$199,315,912

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $368,107 or 0.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $4,063,552. This was collateralized by $1,149,706 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 10/8/20 – 2/15/50 and by cash of $2,929,162 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

CVR — Contingent Value Right

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$695,455	$—	$—	$695,455
Health Care	184,266,515	14,317,686	—	198,584,201
Rights
Health Care	95,875	—	2,297	98,172
Short-Term Investments
Investment Company	800,000	—	—	800,000
Repurchase Agreements	—	2,129,162	—	2,129,162

Total Assets	$185,857,845	$16,446,848	$2,297	$202,306,990

Total Liabilities	$—	$—	$—	$—

Total	$185,857,845	$16,446,848	$2,297	$202,306,990

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,023,264
Aggregate gross unrealized depreciation	(6,718,183)

Net unrealized appreciation	$49,305,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$153,001,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (79.9%)
Energy Equipment & Services (3.3%)
Schlumberger NV	63,810	$992,884
Tenaris SA	56,840	283,331
Tenaris SA (ADR)	27,044	266,383

		1,542,598

Oil, Gas & Consumable Fuels (76.6%)
BP plc	584,630	1,697,419
BP plc (ADR)	63,821	1,114,315
Cabot Oil & Gas Corp.	36,616	635,654
Chevron Corp.	25,965	1,869,480
CNOOC Ltd.	725,375	702,140
CNOOC Ltd. (ADR)	8,975	862,049
Concho Resources, Inc.	14,794	652,711
ConocoPhillips	48,433	1,590,540
Diamondback Energy, Inc.	25,262	760,891
Enbridge, Inc.	68,775	2,009,198
Eni SpA	27,944	218,602
Eni SpA (ADR)(x)	46,243	718,616
EOG Resources, Inc.	22,439	806,458
Equinor ASA	85,547	1,207,291
Exxon Mobil Corp.	31,642	1,086,270
Galp Energia SGPS SA	83,083	770,104
Gazprom PJSC (ADR)	293,200	1,278,352
Hess Corp.	19,907	814,794
LUKOIL PJSC (ADR)	26,900	1,544,329
LUKOIL PJSC (ADR)	5,348	307,029
Lundin Energy AB	9,680	191,730
Marathon Petroleum Corp.	58,068	1,703,715
OMV AG*	13,286	362,942
Parex Resources, Inc.*	38,203	402,529
Petroleo Brasileiro SA	155,200	548,847
Pioneer Natural Resources Co.	15,825	1,360,792
Repsol SA	81,115	541,785
Royal Dutch Shell plc, Class A	188,766	2,336,395
TC Energy Corp. (New York Stock Exchange)	18,463	775,815
TC Energy Corp. (Toronto Stock Exchange)	21,162	888,405
TOTAL SE(x)	55,816	1,916,333
TOTAL SE (ADR)	59,676	2,046,887
Valero Energy Corp.	16,289	705,639
Viper Energy Partners LP	22,850	171,832
Williams Cos., Inc. (The)	64,763	1,272,593

		35,872,481

Total Energy		37,415,079

Utilities (19.0%)
Electric Utilities (13.0%)
Avangrid, Inc.	15,394	776,781
Duke Energy Corp.	11,901	1,053,953
Edison International	10,280	522,635
Enel SpA	83,096	721,535
Exelon Corp.	33,055	1,182,047
FirstEnergy Corp.	25,305	726,507
Iberdrola SA	87,340	1,074,966

		6,058,424

Gas Utilities (0.8%)
ENN Energy Holdings Ltd.	33,800	368,745

Independent Power and Renewable Electricity Producers (1.3%)
China Longyuan Power Group Corp. Ltd., Class H	960,000	602,466

Multi-Utilities (3.9%)
Engie SA*	85,310	1,140,209
National Grid plc	61,179	704,276

		1,844,485

Total Utilities		8,874,120

Total Common Stocks (98.9%) (Cost $69,280,156)		46,289,199

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.1%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $300,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $306,000.(xx)	$300,000	300,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,625,401, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,657,906.(xx)	1,625,398	1,625,398

Total Repurchase Agreements		1,925,398

Total Short-Term Investments (4.1%) (Cost $1,925,398)		1,925,398

Total Investments in Securities (103.0%) (Cost $71,205,554)		48,214,597
Other Assets Less Liabilities (-3.0%)		(1,415,208)

Net Assets (100%)		$46,799,389

*	Non-income producing.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $2,180,763. This was collateralized by $302,384 of various U.S. Government Treasury Securities, ranging from 0.000% - 3.875%, maturing 10/15/20 - 2/15/50 and by cash of $1,925,398 which was subsequently invested in joint repurchase agreements.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Austria	0.8%
Brazil	1.2
Canada	8.7
China	5.4
France	10.9
Italy	3.5
Netherlands	5.0
Norway	2.6
Portugal	1.6
Russia	6.7
Spain	3.5
Sweden	0.4
United Kingdom	7.5
United States	45.2
Cash and Other	(3.0)

100.0%

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	436,454	USD	56,317	HSBC Bank plc	10/5/2020	—

Net unrealized depreciation						—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Energy	$27,187,007	$10,228,072	$—	$37,415,079
Utilities	4,261,923	4,612,197	—	8,874,120
Short-Term Investments
Repurchase Agreements	—	1,925,398	—	1,925,398

Total Assets	$31,448,930	$16,765,667	$—	$48,214,597

Liabilities:
Forward Currency Contracts	$—	$—	$—	$—

Total Liabilities	$—	$—	$—	$—

Total	$31,448,930	$16,765,667	$—	$48,214,597

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,032,585
Aggregate gross unrealized depreciation	(24,347,724)

Net unrealized depreciation	$(23,315,139)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,529,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.6%)
Diversified Telecommunication Services (0.1%)
Cogent Communications Holdings, Inc.	2,600	$156,130
GCI Liberty, Inc., Class A*	9,938	814,519

		970,649

Entertainment (2.5%)
Activision Blizzard, Inc.	13,300	1,076,635
Electronic Arts, Inc.*	1,795	234,086
Liberty Media Corp.-Liberty Formula One, Class A*	9,913	332,184
Liberty Media Corp.-Liberty Formula One, Class C*	17,651	640,202
Lions Gate Entertainment Corp., Class B*	14,764	128,742
Live Nation Entertainment, Inc.*	5,900	317,892
Madison Square Garden Entertainment Corp.*	18,320	1,254,737
Madison Square Garden Sports
Corp., Class A*	18,320	2,756,794
Netflix, Inc.*	34,223	17,112,527
Roku, Inc.*	39,700	7,495,360
Spotify Technology SA*	17,323	4,202,040
Take-Two Interactive Software, Inc.*	4,600	760,012
World Wrestling Entertainment, Inc., Class A	33,979	1,375,130
Zynga, Inc., Class A*	32,200	293,664

		37,980,005

Interactive Media & Services (8.4%)
Alphabet, Inc., Class A*	23,306	34,157,273
Alphabet, Inc., Class C*	13,118	19,278,213
Facebook, Inc., Class A*	210,834	55,217,425
IAC/InterActiveCorp*	9,421	1,128,447
Match Group, Inc.*	24,945	2,760,164
Pinterest, Inc., Class A*	14,700	610,197
Snap, Inc., Class A*	115,461	3,014,687
Tencent Holdings Ltd. (ADR)	56,812	3,843,332
Twitter, Inc.*	155,454	6,917,703
Zillow Group, Inc., Class A*	3,400	345,236

		127,272,677

Media (2.4%)
Altice USA, Inc., Class A*	13,800	358,800
AMC Networks, Inc., Class A(x)*	72,288	1,786,237
Cable One, Inc.	200	377,086
Charter Communications, Inc., Class A*	12,461	7,779,901
Comcast Corp., Class A	228,042	10,549,223
Discovery, Inc., Class A(x)*	178,311	3,881,830
Discovery, Inc., Class C*	27,953	547,879
Liberty Broadband Corp., Class A*	26,390	3,742,366
Liberty Broadband Corp., Class C*	16,132	2,304,779
Liberty Media Corp.-Liberty SiriusXM, Class A*	44,852	1,487,741
Liberty Media Corp.-Liberty SiriusXM, Class C*	77,205	2,553,941
MSG Networks, Inc., Class A*	56,061	536,504
Nexstar Media Group, Inc., Class A	2,400	215,832
ViacomCBS, Inc.(x)	26,344	737,895

		36,860,014

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.*	25,740	2,943,626

Total Communication Services		206,026,971

Consumer Discretionary (14.7%)
Auto Components (0.1%)
Aptiv plc	23,930	2,193,902

Automobiles (0.9%)
Tesla, Inc.*	31,970	13,715,450

Distributors (0.1%)
Pool Corp.	2,112	706,549

Diversified Consumer Services (0.0%)
Bright Horizons Family Solutions, Inc.*	2,000	304,080
Chegg, Inc.*	4,800	342,912

		646,992

Hotels, Restaurants & Leisure (1.3%)
Bloomin’ Brands, Inc.(x)	6,400	97,728
Chipotle Mexican Grill, Inc.*	2,095	2,605,572
Churchill Downs, Inc.	1,400	229,348
Darden Restaurants, Inc.	19,850	1,999,689
Domino’s Pizza, Inc.	1,808	768,906
DraftKings, Inc., Class A(x)*	23,702	1,394,626
Dunkin’ Brands Group, Inc.	5,362	439,201
Hilton Worldwide Holdings, Inc.	3,288	280,532
Las Vegas Sands Corp.	9,537	444,996
McDonald’s Corp.	5,168	1,134,324
Penn National Gaming, Inc.*	868	63,104
Planet Fitness, Inc., Class A*	4,000	246,480
Scientific Games Corp., Class A*	3,400	118,694
Starbucks Corp.	29,793	2,559,815
Texas Roadhouse, Inc.	2,900	176,291
Vail Resorts, Inc.	1,700	363,749
Wendy’s Co. (The)	9,500	211,803
Wingstop, Inc.	46,400	6,340,560
Wynn Resorts Ltd.	4,058	291,405
Yum China Holdings, Inc.	4,100	217,095
Yum! Brands, Inc.	2,362	215,651

		20,199,569

Household Durables (0.0%)
iRobot Corp.(x)*	990	75,141
Tempur Sealy International, Inc.*	2,300	205,137
TopBuild Corp.*	1,868	318,849

		599,127

Internet & Direct Marketing Retail (8.1%)
Alibaba Group Holding Ltd. (ADR)*	16,449	4,835,677
Amazon.com, Inc.*	31,707	99,836,782
Booking Holdings, Inc.*	2,864	4,899,387
eBay, Inc.	30,000	1,563,000
Etsy, Inc.*	74,700	9,085,761
Expedia Group, Inc.	2,530	231,976
Grubhub, Inc.*	3,800	274,854
Qurate Retail, Inc., Class A	63,422	455,370
Wayfair, Inc., Class A*	2,400	698,424

		121,881,231

Leisure Products (0.3%)
Mattel, Inc.*	10,800	126,360
Peloton Interactive, Inc., Class A*	45,900	4,555,116
Polaris, Inc.	2,200	207,548

		4,889,024

Multiline Retail (0.6%)
Dollar General Corp.	25,167	5,275,506
Dollar Tree, Inc.*	5,409	494,058
Ollie’s Bargain Outlet Holdings, Inc.*	2,500	218,375
Target Corp.	20,680	3,255,446

		9,243,385

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (2.2%)
AutoZone, Inc.*	591	$695,985
Best Buy Co., Inc.	2,700	300,483
Burlington Stores, Inc.*	2,900	597,661
CarMax, Inc.*	11,411	1,048,785
Carvana Co.*	11,325	2,526,154
Five Below, Inc.*	2,400	304,800
Floor & Decor Holdings, Inc., Class A*	3,600	269,280
Home Depot, Inc. (The)	40,873	11,350,841
Lowe’s Cos., Inc.	33,392	5,538,397
O’Reilly Automotive, Inc.*	2,996	1,381,396
RH*	800	306,096
Ross Stores, Inc.	43,979	4,104,120
TJX Cos., Inc. (The)	42,886	2,386,606
Tractor Supply Co.	6,228	892,722
Ulta Beauty, Inc.*	2,404	538,448
Williams-Sonoma, Inc.	2,400	217,056

		32,458,830

Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp.*	1,200	264,012
Lululemon Athletica, Inc.*	9,437	3,108,265
NIKE, Inc., Class B	100,275	12,588,523
VF Corp.	3,404	239,131

		16,199,931

Total Consumer Discretionary		222,733,990

Consumer Staples (2.4%)
Beverages (0.9%)
Boston Beer Co., Inc. (The), Class A*	400	353,344
Brown-Forman Corp., Class A	3,400	233,512
Brown-Forman Corp., Class B	6,710	505,397
Coca-Cola Co. (The)	100,154	4,944,603
Monster Beverage Corp.*	15,473	1,240,935
PepsiCo, Inc.	44,418	6,156,335

		13,434,126

Food & Staples Retailing (0.5%)
BJ’s Wholesale Club Holdings, Inc.*	6,000	249,300
Costco Wholesale Corp.	16,916	6,005,180
Grocery Outlet Holding Corp.*	125	4,915
Sysco Corp.	15,266	949,851

		7,209,246

Food Products (0.2%)
Beyond Meat, Inc.*	1,800	298,908
Campbell Soup Co.	4,300	207,991
Hershey Co. (The)	5,338	765,149
Kellogg Co.	5,459	352,597
Lamb Weston Holdings, Inc.	3,200	212,064
Lancaster Colony Corp.	1,300	232,440
McCormick & Co., Inc. (Non-Voting)	3,304	641,306

		2,710,455

Household Products (0.6%)
Church & Dwight Co., Inc.	10,276	962,964
Clorox Co. (The)	4,884	1,026,470
Procter & Gamble Co. (The)	48,100	6,685,419
Reynolds Consumer Products, Inc.	6,677	204,450

		8,879,303

Personal Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	8,582	1,873,021

Tobacco (0.1%)
Altria Group, Inc.	38,325	1,480,878

Total Consumer Staples		35,587,029

Energy (0.1%)
Energy Equipment & Services (0.1%)
Core Laboratories NV	32,132	490,334
National Oilwell Varco, Inc.	41,986	380,393

		870,727

Oil, Gas & Consumable Fuels (0.0%)
Cheniere Energy, Inc.*	10,200	471,954
Concho Resources, Inc.	2,899	127,904
Ovintiv, Inc.	31,998	261,104

		860,962

Total Energy		1,731,689

Financials (1.6%)
Capital Markets (1.0%)
Ares Management Corp.	5,300	214,226
Carlyle Group, Inc. (The)	7,100	175,157
Cboe Global Markets, Inc.	1,728	151,615
Charles Schwab Corp. (The)	18,297	662,900
FactSet Research Systems, Inc.	1,576	527,771
Goldman Sachs Group, Inc. (The)	5,060	1,016,908
Intercontinental Exchange, Inc.	9,280	928,464
LPL Financial Holdings, Inc.	3,900	299,013
MarketAxess Holdings, Inc.	1,700	818,703
Moody’s Corp.	7,197	2,086,051
MSCI, Inc.	3,669	1,309,026
S&P Global, Inc.	17,764	6,405,698
T. Rowe Price Group, Inc.	2,744	351,836
Tradeweb Markets, Inc., Class A	3,300	191,400
Virtu Financial, Inc., Class A	6,300	144,963
XP, Inc., Class A*	7,273	303,211

		15,586,942

Consumer Finance (0.0%)
Credit Acceptance Corp.(x)*	500	169,320

Insurance (0.6%)
Aon plc, Class A	10,159	2,095,802
Brown & Brown, Inc.	5,000	226,350
Erie Indemnity Co., Class A	1,100	231,308
Lincoln National Corp.	5,600	175,448
Marsh & McLennan Cos., Inc.	35,961	4,124,726
Primerica, Inc.	2,000	226,280
Progressive Corp. (The)	8,000	757,360
RenaissanceRe Holdings Ltd.	1,200	203,688

		8,040,962

Total Financials		23,797,224

Health Care (18.6%)
Biotechnology (6.4%)
AbbVie, Inc.	106,332	9,313,620
ACADIA Pharmaceuticals, Inc.*	4,400	181,500
Acceleron Pharma, Inc.*	2,000	225,060
Agios Pharmaceuticals, Inc.*	26,071	912,485
Alexion Pharmaceuticals, Inc.*	1,759	201,282
Allakos, Inc.(x)*	2,600	211,770
Allogene Therapeutics, Inc.*	4,700	177,237
Alnylam Pharmaceuticals, Inc.*	5,000	728,000
Amgen, Inc.	62,701	15,936,086
Amicus Therapeutics, Inc.*	11,000	155,320
Arena Pharmaceuticals, Inc.*	4,400	329,076
Arrowhead Pharmaceuticals, Inc.*	3,800	163,628
Ascendis Pharma A/S (ADR)*	15,300	2,361,096
Biogen, Inc.*	34,196	9,700,721
Biohaven Pharmaceutical Holding Co. Ltd.*	2,900	188,529
BioMarin Pharmaceutical, Inc.*	7,238	550,667
Bluebird Bio, Inc.*	3,200	172,640
Blueprint Medicines Corp.*	2,700	250,290
Bridgebio Pharma, Inc.(x)*	6,100	228,872
ChemoCentryx, Inc.*	3,600	197,280

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Clovis Oncology, Inc.(x)*	5,800	$33,814
Deciphera Pharmaceuticals, Inc.*	3,200	164,160
Emergent BioSolutions, Inc.*	20,900	2,159,597
Exact Sciences Corp.*	5,127	522,698
Exelixis, Inc.*	8,600	210,270
FibroGen, Inc.*	3,200	131,584
Halozyme Therapeutics, Inc.(x)*	8,200	215,496
Heron Therapeutics, Inc.*	6,100	90,402
ImmunoGen, Inc.*	17,169	61,808
Immunomedics, Inc.*	10,898	926,657
Incyte Corp.*	20,517	1,841,196
Inovio Pharmaceuticals, Inc.(x)*	8,500	98,600
Insmed, Inc.*	7,200	231,408
Intercept Pharmaceuticals, Inc.(x)*	100	4,146
Invitae Corp.(x)*	7,400	320,790
Ionis Pharmaceuticals, Inc.*	66,182	3,140,336
Iovance Biotherapeutics, Inc.*	7,000	230,440
Ironwood Pharmaceuticals, Inc.*	8,500	76,458
Karuna Therapeutics, Inc.*	1,900	146,908
Ligand Pharmaceuticals, Inc.(x)*	913	87,027
Madrigal Pharmaceuticals, Inc.*	600	71,238
Mirati Therapeutics, Inc.*	1,900	315,495
Moderna, Inc.*	11,800	834,850
Momenta Pharmaceuticals, Inc.*	2,970	155,866
Natera, Inc.*	4,500	325,080
Neurocrine Biosciences, Inc.*	3,946	379,447
Novavax, Inc.(x)*	1,589	172,168
PTC Therapeutics, Inc.(x)*	3,800	177,650
Puma Biotechnology, Inc.*	4,600	46,414
Radius Health, Inc.*	2,600	29,484
Regeneron Pharmaceuticals, Inc.*	4,232	2,368,989
REGENXBIO, Inc.*	2,500	68,800
Sage Therapeutics, Inc.*	2,000	122,240
Sangamo Therapeutics, Inc.*	1,980	18,711
Sarepta Therapeutics, Inc.*	3,300	463,419
Seattle Genetics, Inc.*	61,000	11,937,090
Ultragenyx Pharmaceutical, Inc.*	15,590	1,281,342
Vertex Pharmaceuticals, Inc.*	92,012	25,038,306
Vir Biotechnology, Inc.(x)*	4,200	144,186
Voyager Therapeutics, Inc.*	27,260	290,864
Xencor, Inc.*	4,700	182,313

		97,302,906

Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	28,900	3,145,187
ABIOMED, Inc.*	1,848	512,007
Accuray, Inc.*	2,250	5,400
Align Technology, Inc.*	11,500	3,764,640
Atrion Corp.	66	41,316
Baxter International, Inc.	9,500	763,990
Becton Dickinson and Co.	6,262	1,457,042
Boston Scientific Corp.*	94,160	3,597,853
Cantel Medical Corp.	1,600	70,304
Cooper Cos., Inc. (The)	600	202,272
DexCom, Inc.*	23,200	9,563,736
Edwards Lifesciences Corp.*	26,466	2,112,516
Haemonetics Corp.*	2,000	174,500
Hill-Rom Holdings, Inc.	1,800	150,318
Hologic, Inc.*	9,000	598,230
ICU Medical, Inc.*	800	146,208
IDEXX Laboratories, Inc.*	3,600	1,415,196
Inogen, Inc.*	1,000	29,000
Insulet Corp.*	22,876	5,412,233
Intuitive Surgical, Inc.*	10,385	7,368,573
iRhythm Technologies, Inc.*	1,800	428,598
LivaNova plc*	1,800	81,378
Masimo Corp.*	1,800	424,908
Medtronic plc	25,469	2,646,738
Merit Medical Systems, Inc.*	3,700	160,950
Natus Medical, Inc.*	1,452	24,873
Neogen Corp.*	2,200	172,150
Nevro Corp.*	2,200	306,460
Novocure Ltd.*	3,500	389,585
NuVasive, Inc.*	2,100	101,997
Penumbra, Inc.*	1,200	233,256
Quidel Corp.*	1,518	333,019
ResMed, Inc.	6,279	1,076,409
STERIS plc	1,400	246,666
Stryker Corp.	22,675	4,724,790
Tandem Diabetes Care, Inc.*	3,100	351,850
Teleflex, Inc.	1,300	442,546
West Pharmaceutical Services, Inc.	3,200	879,680
Wright Medical Group NV*	6,100	186,294

		53,742,668

Health Care Providers & Services (3.5%)
1Life Healthcare, Inc.*	6,400	181,504
Amedisys, Inc.*	1,300	307,359
AmerisourceBergen Corp.	3,081	298,611
AMN Healthcare Services, Inc.*	3,100	181,226
Anthem, Inc.	7,092	1,904,840
Cardinal Health, Inc.	12,900	605,655
Centene Corp.*	24,894	1,452,067
Chemed Corp.	900	432,315
Cigna Corp.	26,301	4,455,652
CorVel Corp.*	924	78,937
DaVita, Inc.*	2,600	222,690
Encompass Health Corp.	2,900	188,442
Guardant Health, Inc.*	20,600	2,302,668
HCA Healthcare, Inc.	20,679	2,578,258
HealthEquity, Inc.*	3,200	164,384
Humana, Inc.	18,882	7,815,071
Laboratory Corp. of America Holdings*	1,000	188,270
LHC Group, Inc.*	1,300	276,328
McKesson Corp.	5,343	795,733
Molina Healthcare, Inc.*	2,400	439,296
Select Medical Holdings Corp.*	7,500	156,150
Tenet Healthcare Corp.*	5,197	127,379
UnitedHealth Group, Inc.	88,798	27,684,552

		52,837,387

Health Care Technology (1.6%)
Cerner Corp.	13,611	983,939
Change Healthcare, Inc.*	18,744	271,975
GoodRx Holdings, Inc., Class A(x)*	1,011	56,212
HMS Holdings Corp.*	3,960	94,842
Livongo Health, Inc.*	2,700	378,135
Omnicell, Inc.*	1,650	123,189
Schrodinger, Inc.*	2,500	118,775
Teladoc Health, Inc.(x)*	42,700	9,361,548
Veeva Systems, Inc., Class A*	43,200	12,147,408

		23,536,023

Life Sciences Tools & Services (1.8%)
10X Genomics, Inc., Class A*	2,400	299,232
Adaptive Biotechnologies Corp.*	4,889	237,752
Agilent Technologies, Inc.	2,600	262,444
Avantor, Inc.*	69,318	1,558,962
Bio-Techne Corp.	1,700	421,141
Bruker Corp.	5,000	198,750
Charles River Laboratories International, Inc.*	2,200	498,190
Illumina, Inc.*	6,472	2,000,366
IQVIA Holdings, Inc.*	3,200	504,416
Medpace Holdings, Inc.*	2,300	257,025
Mettler-Toledo International, Inc.*	1,020	985,065
NeoGenomics, Inc.*	7,300	269,297
PRA Health Sciences, Inc.*	2,100	213,024
Repligen Corp.*	68,900	10,165,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Syneos Health, Inc.*	2,800	$148,848
Thermo Fisher Scientific, Inc.	21,495	9,490,472
Waters Corp.*	1,090	213,291

		27,723,781

Pharmaceuticals (1.7%)
Aerie Pharmaceuticals, Inc.*	2,800	32,956
Amneal Pharmaceuticals, Inc.(x)*	10,300	39,964
Bausch Health Cos., Inc.*	19,922	309,588
Bristol-Myers Squibb Co.	96,562	5,821,723
Eli Lilly and Co.	37,232	5,511,081
Horizon Therapeutics plc*	7,500	582,600
Innoviva, Inc.*	3,432	35,865
Johnson & Johnson	15,257	2,271,462
Merck & Co., Inc.	97,500	8,087,625
MyoKardia, Inc.*	1,700	231,761
Reata Pharmaceuticals, Inc., Class A*	1,200	116,904
Supernus Pharmaceuticals, Inc.*	3,200	66,688
Zoetis, Inc.	19,447	3,215,950

		26,324,167

Total Health Care		281,466,932

Industrials (4.4%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	2,300	208,610
BWX Technologies, Inc.	3,600	202,716
HEICO Corp. (Frankfurt Stock Exchange), Class A	3,320	294,351
HEICO Corp. (New York Stock Exchange)	1,600	167,456
Huntington Ingalls Industries, Inc.	1,544	217,318
L3Harris Technologies, Inc.	25,087	4,260,776
Lockheed Martin Corp.	10,930	4,189,250
Mercury Systems, Inc.*	2,200	170,412
Northrop Grumman Corp.	6,400	2,019,136
TransDigm Group, Inc.	6,972	3,312,537

		15,042,562

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,529	258,438
Expeditors International of Washington, Inc.	5,054	457,488
United Parcel Service, Inc., Class B	20,539	3,422,414
XPO Logistics, Inc.*	2,700	228,582

		4,366,922

Building Products (0.6%)
AAON, Inc.	2,449	147,552
Allegion plc	2,945	291,290
Armstrong World Industries, Inc.	2,100	144,501
Carrier Global Corp.	13,700	418,398
Ingersoll-Rand plc	31,510	3,820,587
Johnson Controls International plc	80,303	3,280,378
Trex Co., Inc.*	5,000	358,000

		8,460,706

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	94,507
Cimpress plc*	1,300	97,708
Cintas Corp.	3,572	1,188,869
Copart, Inc.*	9,030	949,595
MSA Safety, Inc.	1,900	254,923
Rollins, Inc.	7,050	382,039
Tetra Tech, Inc.	2,200	210,100
Waste Management, Inc.	2,400	271,608

		3,449,349

Construction & Engineering (0.0%)
EMCOR Group, Inc.	2,200	148,962

Electrical Equipment (0.3%)
AMETEK, Inc.	28,410	2,823,954
EnerSys	2,200	147,664
Generac Holdings, Inc.*	2,700	522,828
Rockwell Automation, Inc.	2,434	537,135
Sunrun, Inc.*	5,000	385,350
Vertiv Holdings Co., Class A*	15,300	264,996

		4,681,927

Industrial Conglomerates (0.2%)
3M Co.	16,390	2,625,350
Roper Technologies, Inc.	833	329,127

		2,954,477

Machinery (0.5%)
Allison Transmission Holdings, Inc.	5,900	207,326
Caterpillar, Inc.	14,670	2,188,030
Donaldson Co., Inc.	5,111	237,253
Graco, Inc.	4,326	265,400
Illinois Tool Works, Inc.	6,104	1,179,354
Ingersoll Rand, Inc.*	41,104	1,463,302
Lincoln Electric Holdings, Inc.	2,600	239,304
Nordson Corp.	2,047	392,656
Pentair plc	12,916	591,165
Proto Labs, Inc.*	1,400	181,300
Rexnord Corp.	6,200	185,008
Toro Co. (The)	5,544	465,419
Welbilt, Inc.*	8,200	50,512

		7,646,029

Professional Services (0.5%)
ASGN, Inc.*	2,300	146,188
CoreLogic, Inc.	3,800	257,146
CoStar Group, Inc.*	3,544	3,007,120
Equifax, Inc.	4,316	677,180
Exponent, Inc.	2,352	169,415
IHS Markit Ltd.	10,500	824,355
Insperity, Inc.	1,900	124,431
TransUnion	8,000	673,040
Verisk Analytics, Inc.	6,968	1,291,240

		7,170,115

Road & Rail (0.7%)
Avis Budget Group, Inc.*	4,374	115,124
JB Hunt Transport Services, Inc.	1,700	214,846
Landstar System, Inc.	1,800	225,882
Norfolk Southern Corp.	4,030	862,380
Old Dominion Freight Line, Inc.	3,750	678,450
Uber Technologies, Inc.*	46,300	1,689,024
Union Pacific Corp.	34,334	6,759,334

		10,545,040

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.	2,600	143,260
Fastenal Co.	24,304	1,095,867
SiteOne Landscape Supply, Inc.*	2,000	243,900
WW Grainger, Inc.	1,807	644,684

		2,127,711

Total Industrials		66,593,800

Information Technology (41.5%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	2,200	455,246
Lumentum Holdings, Inc.*	2,800	210,364
Motorola Solutions, Inc.	1,500	235,215
Plantronics, Inc.	2,400	28,416
Ubiquiti, Inc.	1,200	199,992

		1,129,233

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	7,594	822,202
CDW Corp.	6,100	729,133
Cognex Corp.	7,604	495,020
Coherent, Inc.*	1,500	166,395
Dolby Laboratories, Inc., Class A	23,146	1,534,117
II-VI, Inc.*	4,000	162,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
IPG Photonics Corp.*	1,300	$220,961
Jabil, Inc.	6,400	219,264
Keysight Technologies, Inc.*	2,800	276,584
Novanta, Inc.*	2,000	210,680
TE Connectivity Ltd.	78,101	7,633,592
Zebra Technologies Corp., Class A*	2,500	631,150

		13,101,338

IT Services (8.7%)
Accenture plc, Class A	28,144	6,360,263
Akamai Technologies, Inc.*	6,800	751,672
Automatic Data Processing, Inc.	16,287	2,271,874
Black Knight, Inc.*	5,800	504,890
Booz Allen Hamilton Holding Corp.	5,200	431,496
Broadridge Financial Solutions, Inc.	5,000	660,000
CACI International, Inc., Class A*	900	191,844
Cass Information Systems, Inc.	525	21,126
Cognizant Technology Solutions Corp., Class A	3,300	229,086
EPAM Systems, Inc.*	2,300	743,544
Fastly, Inc., Class A*	3,200	299,776
Fidelity National Information Services, Inc.	40,997	6,035,168
Fiserv, Inc.*	7,263	748,452
FleetCor Technologies, Inc.*	3,406	810,969
Gartner, Inc.*	3,711	463,689
Genpact Ltd.	6,800	264,860
Global Payments, Inc.	33,113	5,880,207
GoDaddy, Inc., Class A*	6,500	493,805
Hackett Group, Inc. (The)	2,178	24,350
Jack Henry & Associates, Inc.	2,728	443,545
KBR, Inc.	9,000	201,240
Leidos Holdings, Inc.	2,200	196,130
Mastercard, Inc., Class A	38,160	12,904,567
MAXIMUS, Inc.	2,900	198,389
MongoDB, Inc.*	31,217	7,227,048
NIC, Inc.	992	19,542
Okta, Inc.*	5,100	1,090,635
Paychex, Inc.	10,973	875,316
PayPal Holdings, Inc.*	141,139	27,808,617
Perspecta, Inc.	8,900	173,105
Science Applications International Corp.	1,800	141,156
Shopify, Inc., Class A*	211	215,847
Snowflake, Inc., Class A(x)*	679	170,429
Square, Inc., Class A*	75,500	12,272,525
StoneCo Ltd., Class A*	6,800	359,652
Switch, Inc., Class A	11,100	173,271
Twilio, Inc., Class A*	39,100	9,661,219
VeriSign, Inc.*	3,032	621,105
Visa, Inc., Class A	140,414	28,078,588
Western Union Co. (The)	9,600	205,728
WEX, Inc.*	1,800	250,146
Wix.com Ltd.*	3,100	790,035

		131,264,906

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Micro Devices, Inc.*	66,749	5,472,751
Applied Materials, Inc.	77,510	4,607,970
ASML Holding NV (Registered) (NYRS)	6,489	2,396,193
Broadcom, Inc.	53,551	19,509,700
Brooks Automation, Inc.	5,400	249,804
Cabot Microelectronics Corp.	1,500	214,215
Cree, Inc.*	101,740	6,484,908
Enphase Energy, Inc.*	3,600	297,324
Entegris, Inc.	7,000	520,380
Inphi Corp.*	1,800	202,050
Intel Corp.	43,617	2,258,488
KLA Corp.	6,800	1,317,432
Lam Research Corp.	6,400	2,123,200
Lattice Semiconductor Corp.*	7,500	217,200
Marvell Technology Group Ltd.	26,056	1,034,423
Maxim Integrated Products, Inc.	4,260	288,019
Microchip Technology, Inc.	7,748	796,184
MKS Instruments, Inc.	1,800	196,614
Monolithic Power Systems, Inc.	1,700	475,337
NVE Corp.	164	8,049
NVIDIA Corp.	45,610	24,685,044
Power Integrations, Inc.	3,400	188,360
QUALCOMM, Inc.	79,365	9,339,673
Semtech Corp.*	3,234	171,273
Silicon Laboratories, Inc.*	2,000	195,700
SolarEdge Technologies, Inc.*	2,200	524,370
Teradyne, Inc.	7,200	572,112
Texas Instruments, Inc.	20,181	2,881,645
Universal Display Corp.	1,518	274,363
Xilinx, Inc.	10,377	1,081,698

		88,584,479

Software (18.3%)
2U, Inc.*	2,000	67,720
8x8, Inc.(x)*	6,300	97,965
Adobe, Inc.*	21,270	10,431,446
Alteryx, Inc., Class A(x)*	1,900	215,745
American Software, Inc., Class A	192	2,696
Anaplan, Inc.*	3,800	237,804
ANSYS, Inc.*	3,800	1,243,474
Appfolio, Inc., Class A*	1,300	184,353
Appian Corp.(x)*	4,100	265,475
Aspen Technology, Inc.*	3,800	481,042
Atlassian Corp. plc, Class A*	5,500	999,845
Autodesk, Inc.*	48,458	11,194,283
Avalara, Inc.*	3,400	432,956
Bill.com Holdings, Inc.*	2,817	282,573
Blackbaud, Inc.	1,300	72,579
Blackline, Inc.(x)*	2,500	224,075
Cadence Design Systems, Inc.*	12,605	1,344,071
CDK Global, Inc.	5,100	222,309
Cerence, Inc.*	17,936	876,532
Ceridian HCM Holding, Inc.*	3,100	256,215
Citrix Systems, Inc.	33,152	4,565,362
Cloudera, Inc.*	16,800	182,952
Cloudflare, Inc., Class A*	5,800	238,148
CommVault Systems, Inc.*	2,600	106,080
Coupa Software, Inc.*	28,000	7,678,720
Crowdstrike Holdings, Inc., Class A*	32,500	4,462,900
Datadog, Inc., Class A*	65,100	6,650,616
DocuSign, Inc.*	48,500	10,439,140
Dropbox, Inc., Class A*	8,900	171,414
Dynatrace, Inc.*	163,742	6,716,697
Elastic NV*	2,400	258,936
Envestnet, Inc.*	2,800	216,048
Everbridge, Inc.*	1,300	163,449
Fair Isaac Corp.*	1,400	595,532
FireEye, Inc.*	123,220	1,521,151
Five9, Inc.*	2,400	311,232
Fortinet, Inc.*	5,610	660,914
Globant SA*	1,600	286,752
HubSpot, Inc.*	26,700	7,802,541
Intuit, Inc.	24,828	8,099,142
j2 Global, Inc.*	2,200	152,284
LivePerson, Inc.(x)*	630	32,754
Manhattan Associates, Inc.*	2,400	229,176
Microsoft Corp.#	454,457	95,585,941
New Relic, Inc.*	1,900	107,084
NortonLifeLock, Inc.	24,600	512,664
Nuance Communications, Inc.*	163,492	5,426,300
Nutanix, Inc., Class A*	4,600	102,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
OneSpan, Inc.*	1,452	$30,434
Oracle Corp.	75,202	4,489,559
Palo Alto Networks, Inc.*	3,900	954,525
Paycom Software, Inc.*	2,200	684,860
Paylocity Holding Corp.*	1,500	242,130
Pegasystems, Inc.	2,200	266,288
Pluralsight, Inc., Class A*	854	14,629
Proofpoint, Inc.*	1,800	189,990
PTC, Inc.*	5,000	413,600
Q2 Holdings, Inc.(x)*	2,400	219,024
Qualys, Inc.*	2,000	196,020
RealPage, Inc.*	3,200	184,448
RingCentral, Inc., Class A*	29,600	8,128,456
salesforce.com, Inc.*	83,847	21,072,428
ServiceNow, Inc.*	50,234	24,363,490
Slack Technologies, Inc., Class A*	41,177	1,106,014
Smartsheet, Inc., Class A*	4,900	242,158
Splunk, Inc.*	32,826	6,175,555
Synopsys, Inc.*	12,308	2,633,666
Trade Desk, Inc. (The), Class A*	1,800	933,804
Tyler Technologies, Inc.*	1,546	538,874
VMware, Inc., Class A*	3,100	445,377
Workday, Inc., Class A*	20,808	4,476,425
Zendesk, Inc.*	34,300	3,530,156
Zix Corp.*	6,336	37,002
Zoom Video Communications, Inc., Class A*	7,400	3,478,814
Zscaler, Inc.*	2,500	351,725

		277,808,566

Technology Hardware, Storage & Peripherals (7.7%)
Apple, Inc.	904,289	104,725,709
Dell Technologies, Inc., Class C*	4,600	311,374
NetApp, Inc.	5,300	232,352
Pure Storage, Inc., Class A*	12,200	187,758
Seagate Technology plc	173,616	8,554,061
Western Digital Corp.	55,511	2,028,927

		116,040,181

Total Information Technology		627,928,703

Materials (0.7%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	1,300	387,218
Ecolab, Inc.	2,140	427,658
FMC Corp.	2,100	222,411
Ingevity Corp.*	2,200	108,768
NewMarket Corp.	462	158,152
RPM International, Inc.	4,678	387,525
Scotts Miracle-Gro Co. (The)	2,400	366,984
Sherwin-Williams Co. (The)	3,606	2,512,444

		4,571,160

Containers & Packaging (0.2%)
Amcor plc	20,300	224,315
Avery Dennison Corp.	1,800	230,112
Ball Corp.	13,900	1,155,368
Berry Global Group, Inc.*	4,900	236,768
Crown Holdings, Inc.*	3,100	238,266
Graphic Packaging Holding Co.	15,000	211,350

		2,296,179

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	155,753	2,435,977
Nucor Corp.	20,086	901,058
Royal Gold, Inc.	2,200	264,374

		3,601,409

Total Materials		10,468,748

Real Estate (1.2%)
Equity Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	32,927	7,959,444
Americold Realty Trust (REIT)	100	3,575
CoreSite Realty Corp. (REIT)	1,600	190,208
Crown Castle International Corp. (REIT)	17,132	2,852,478
EastGroup Properties, Inc. (REIT)	1,700	219,861
Equinix, Inc. (REIT)	3,907	2,969,828
Equity LifeStyle Properties, Inc. (REIT)	3,316	203,271
Extra Space Storage, Inc. (REIT)	4,200	449,358
Iron Mountain, Inc. (REIT)	6,100	163,419
Public Storage (REIT)	4,719	1,051,015
QTS Realty Trust, Inc. (REIT), Class A(x)	3,200	201,664
Ryman Hospitality Properties, Inc. (REIT)	2,400	88,320
SBA Communications Corp. (REIT)	666	212,108
Simon Property Group, Inc. (REIT)	12,362	799,574
STAG Industrial, Inc. (REIT)	7,100	216,479

		17,580,602

Real Estate Management & Development (0.0%)
Cushman & Wakefield plc*	10,700	112,457
Redfin Corp.*	5,300	264,629

		377,086

Total Real Estate		17,957,688

Utilities (0.2%)
Electric Utilities (0.1%)
NextEra Energy, Inc.	7,685	2,133,048
NRG Energy, Inc.	6,200	190,588

		2,323,636

Gas Utilities (0.0%)
ONE Gas, Inc.	2,700	186,327

Independent Power and Renewable Electricity Producers (0.0%)
Ormat Technologies, Inc.	3,000	177,330

Multi-Utilities (0.1%)
Sempra Energy	6,863	812,305

Total Utilities		3,499,598

Total Common Stocks (99.0%) (Cost $655,687,279)		1,497,792,372

MASTER LIMITED PARTNERSHIP:
Financials (0.0%)
Capital Markets (0.0%)
Apollo Global Management, Inc. (Cost $189,579)	4,100	183,475

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares(xx)	500,000	500,000
JPMorgan Prime Money Market Fund, IM Shares	3,590,392	3,592,905

Total Investment Companies		4,092,905

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Repurchase Agreements (0.3%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $500,001, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $510,001.(xx)	$500,000	$500,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $1,854,079, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $1,891,157.(xx)	1,854,076	1,854,076
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,500,009, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $1,663,005.(xx)	1,500,000	1,500,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290.(xx)	1,000,000	1,000,000

Total Repurchase Agreements		4,854,076

Total Short-Term Investments (0.6%) (Cost $8,947,225)		8,946,981

Total Investments in Securities (99.6%) (Cost $664,824,083)		1,506,922,828
Other Assets Less Liabilities (0.4%)		5,857,302

Net Assets (100%)		$1,512,780,130

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,468,580.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $16,283,998. This was collateralized by $11,268,829 of various U.S. Government Treasury Securities, ranging from 0.000% – 3.875%, maturing 10/15/20 – 2/15/50 and by cash of $5,354,076 which was subsequently invested in an investment company and joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	10	12/2020	USD	2,281,450	71,723
S&P 500 E-Mini Index	18	12/2020	USD	3,016,800	(2,598)
S&P Midcap 400 E-Mini Index	7	12/2020	USD	1,299,130	(6,540)

					62,585

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$205,811,139	$215,832	$—	$206,026,971
Consumer Discretionary	222,733,990	—	—	222,733,990
Consumer Staples	35,587,029	—	—	35,587,029
Energy	1,731,689	—	—	1,731,689
Financials	23,797,224	—	—	23,797,224
Health Care	281,466,932	—	—	281,466,932
Industrials	66,593,800	—	—	66,593,800
Information Technology	627,928,703	—	—	627,928,703
Materials	10,468,748	—	—	10,468,748
Real Estate	17,957,688	—	—	17,957,688
Utilities	3,499,598	—	—	3,499,598
Futures	71,723	—	—	71,723
Master Limited Partnership
Financials	183,475	—	—	183,475
Short-Term Investments
Investment Companies	4,092,905	—	—	4,092,905
Repurchase Agreements	—	4,854,076	—	4,854,076

Total Assets	$1,501,924,643	$5,069,908	$—	$1,506,994,551

Liabilities:
Futures	$(9,138)	$—	$—	$(9,138)

Total Liabilities	$(9,138)	$—	$—	$(9,138)

Total	$1,501,915,505	$5,069,908	$—	$1,506,985,413

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$856,037,545
Aggregate gross unrealized depreciation	(18,435,801)

Net unrealized appreciation	$837,601,744

Federal income tax cost of investments in securities and derivative instruments, if applicable	$669,383,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.3%)
522 Funding CLO I Ltd.,
Series 2018-3A A
1.502%, 10/20/31(l)§		$500,000	$492,417
AASET Trust,
Series 2020-1A A
3.351%, 1/16/40§		970,702	894,419
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C
0.318%, 1/25/37(l)		1,754,327	1,270,748
Air Canada Pass-Through Trust,
Series 2013-1 A
4.125%, 5/15/25§		269,095	241,101
Series 2015-2 B
5.000%, 12/15/23§		18,800	15,511
Series 2017-1 AA
3.300%, 1/15/30§		17,952	16,921
Alaska Airlines Pass-Through Trust,
Series 2020-1 A
4.800%, 8/15/27§		85,000	88,822
American Airlines Pass-Through Trust,
Series 2013-1 A
4.000%, 7/15/25		272,370	218,461
Series 2015-2 AA
3.600%, 9/22/27		94,423	89,702
Series 2015-2 B
4.400%, 9/22/23		110,160	77,112
Series 2016-1 B
5.250%, 1/15/24		1,237	804
Series 2016-2 B
4.375%, 6/15/24§		41,100	26,715
Series 2016-3 AA
3.000%, 10/15/28		4,234	3,938
Series 2017-1 B
4.950%, 2/15/25		10,448	7,209
Series 2017-2 B
3.700%, 10/15/25		3,989	2,473
Series 2019-1 AA
3.150%, 2/15/32		72,392	66,963
Series 2019-1 B
3.850%, 2/15/28		75,194	48,124
AMSR Trust,
Series 2019-SFR1 E
3.471%, 1/19/39(l)§		3,000,000	3,047,334
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2020-FL1 B
1.952%, 2/15/35(l)§		145,000	140,568
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1 B
1.852%, 5/15/37(l)§		145,000	141,476
Atlas Senior Loan Fund X Ltd.,
Series 2018-10A A
1.365%, 1/15/31(l)§		492,745	483,076
B&M CLO Ltd.,
Series 2014-1A A1R
1.001%, 4/16/26(l)§		12,656	12,651
B2R Mortgage Trust,
Series 2015-2 A
3.336%, 11/15/48§		2,088	2,088
Series 2016-1 A
2.567%, 6/15/49§		312,487	312,246
BDS Ltd.,
Series 2019-FL4 B
1.901%, 8/15/36(l)§		145,000	140,881
Cent CLO 19 Ltd.,
Series 2013-19A A1A
1.600%, 10/29/25(l)§		75,468	75,388
CFIP CLO Ltd.,
Series 2013-1A AR
1.612%, 4/20/29(l)§		500,000	496,314
CIFC Funding Ltd.,
Series 2015-5A A1R
1.105%, 10/25/27(l)§		592,248	588,069
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3 M1
0.438%, 10/25/36(l)		437,221	436,267
CLI Funding VI LLC,
Series 2019-1A A
3.710%, 5/18/44§		433,790	441,591
CLNC Ltd.,
Series 2019-FL1 B
2.056%, 8/20/35(l)§		145,000	141,611
Cork Street CLO Designated Activity Co.,
Series 1A A1BE
0.760%, 11/27/28(l)§	EUR	459,751	539,126
Crown Castle Towers LLC,
3.222%, 5/15/22§		$400,000	404,489
CSMC Trust,
Series 2019-JR1 A1
4.095%, 9/27/66(l)§		1,570,916	1,571,165
CVP Cascade CLO-1 Ltd.,
Series 2013-CLO1 A1R
1.421%, 1/16/26(l)§		27,435	27,429
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA
2.000%, 6/10/28		50,000	48,000
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2
3.668%, 10/25/49§		496,250	526,817
Dorchester Park CLO DAC,
Series 2015-1A AR
1.172%, 4/20/28(l)§		490,173	486,873
Doric Nimrod Air Alpha Pass-Through Trust,
Series 2013-1 A
5.250%, 5/30/23§		577,901	509,369
Driver Australia Five Trust,
Series 5 A
1.020%, 7/21/26(l)(m)	AUD	211,972	151,510
Earnest Student Loan Program LLC,
Series 2016-C A2
2.680%, 7/25/35§		$189,731	188,324
Elevation CLO Ltd.,
Series 2018-9A A1
1.395%, 7/15/31(l)§		500,000	490,669
Elm Park CLO DAC,
Series 1A A1R
0.620%, 4/16/29(l)§	EUR	491,361	574,512
Emerald Bay SA,
(Zero Coupon), 10/8/20§		582,000	672,768
Evans Grove CLO Ltd.,
Series 2018-1A A1
1.176%, 5/28/28(l)§		$476,154	470,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
GMF Floorplan Owner Revolving Trust,
Series 2018-2 A2
0.532%, 3/15/23(l)§	$600,000	$600,341
Greystone CRE Notes Ltd.,
Series 2019-FL2 B
1.752%, 9/15/37(l)§	145,000	141,014
GSAA Home Equity Trust,
Series 2006-5 2A1
0.218%, 3/25/36(l)	12,799	6,023
Series 2007-10 A2A
6.500%, 11/25/37	2,230,645	1,545,962
Series 2007-8 A2
0.498%, 8/25/37(l)	287,857	277,662
Hardee’s Funding LLC,
Series 2018-1A A2I
4.250%, 6/20/48§	490,000	493,601
Helios Issuer LLC,
Series 2020-AA A
2.980%, 6/20/47§	426,432	441,939
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1
0.288%, 10/25/36(l)	8,470,350	3,426,367
Invitation Homes Trust,
Series 2018-SFR3 A
1.150%, 7/17/37(l)§	110,257	110,274
Jamestown CLO IV Ltd.,
Series 2014-4A A1CR
0.965%, 7/15/26(l)§	61,032	60,892
Jamestown CLO VI-R Ltd.,
Series 2018-6RA A1
1.395%, 4/25/30(l)§	500,000	493,456
JetBlue Pass-Through Trust,
Series 2020-1A
4.000%, 11/15/32	700,000	719,285
JMP Credit Advisors CLO IIIR Ltd.,
Series 2014-1RA A
1.123%, 1/17/28(l)§	528,440	521,095
Labrador Aviation Finance Ltd.,
Series 2016-1A A1
4.300%, 1/15/42§	2,312,500	2,044,421
Latam Airlines Pass-Through Trust,
Series 2015-1 B
4.500%, 11/15/23	293,130	161,222
Lendmark Funding Trust,
Series 2019-2A A
2.780%, 4/20/28§	218,000	220,386
LoanCore Issuer Ltd.,
Series 2018-CRE1 A
1.282%, 5/15/28(l)§	447,236	445,003
Series 2019-CRE2 AS
1.652%, 5/15/36(l)§	246,000	239,951
Series 2019-CRE2 B
1.852%, 5/15/36(l)§	145,000	141,167
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2
0.258%, 10/25/36(l)	3,086,569	1,388,295
Loomis Sayles CLO II Ltd.,
Series 2015-2A A1R
1.175%, 4/15/28(l)§	560,064	553,397
LP Credit Card ABS Master Trust,
Series 2018-1 A
1.740%, 8/20/24(l)§	426,735	436,985
Marathon CLO V Ltd.,
Series 2013-5A A1R
1.117%, 11/21/27(l)§	439,669	432,403
Mariner Finance Issuance Trust,
Series 2020-AA A
2.190%, 8/21/34§	100,000	100,349
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1
0.308%, 7/25/37(l)	4,030,875	2,770,195
Midocean Credit CLO IX,
Series 2018-9A A1
1.422%, 7/20/31(l)§	500,000	491,030
Midocean Credit CLO VIII,
Series 2018-8A A1
1.403%, 2/20/31(l)§	500,000	492,104
Monarch Grove CLO Ltd.,
Series 2018-1A A1
1.125%, 1/25/28(l)§	336,916	332,902
Mountain Hawk III CLO Ltd.,
Series 2014-3A AR
1.472%, 4/18/25(l)§	71,749	71,576
MP CLO IV Ltd.,
Series 2013-2A ARR
1.524%, 7/25/29(l)§	500,000	494,481
NLY Commercial Mortgage Trust,
Series 2019-FL2 B
2.052%, 2/15/36(l)§	145,000	143,290
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A
0.468%, 2/25/37(l)	1,778,075	1,681,666
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1
1.372%, 4/19/31(l)§	492,590	483,035
Octagon Investment Partners XXIII Ltd.,
Series 2015-1A A1R
1.125%, 7/15/27(l)§	385,224	381,240
OFSI Fund IX Ltd.,
Series 2018-1A A
1.425%, 7/15/31(l)§	500,000	489,754
OneMain Direct Auto Receivables Trust,
Series 2018-1A A
3.430%, 12/16/24§	418,615	424,131
OneMain Financial Issuance Trust,
Series 2017-1A A1
2.370%, 9/14/32§	315,604	316,324
Series 2019-2A A
3.140%, 10/14/36§	210,000	223,796
Series 2020-1A A
3.840%, 5/14/32§	160,000	168,272
Pennsylvania Higher Education Assistance Agency,
Series 2009-1 A1
1.168%, 7/25/29(l)	151,639	151,287
Primose Funding LLC,
Series 2019-1A A2
4.475%, 7/30/49§	248,125	256,770
PRPM LLC,
Series 2019-3A A1
3.351%, 7/25/24(e)§	2,965,469	2,958,905
Prudential plc,
Series 2018-1A A
1.425%, 7/15/31(l)§	500,000	489,115
RASC Trust,
Series 2007-EMX1 A13
0.348%, 1/25/37(l)	2,070,285	1,850,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-KS3 AI3
0.398%, 4/25/37(l)	$1,138,957	$1,108,020
Rockford Tower CLO Ltd.,
Series 2018-1A A
1.353%, 5/20/31(l)§	500,000	491,481
Santander Drive Auto Receivables Trust,
Series 2020-2 A2A
0.620%, 5/15/23	600,000	600,751
SAPPHIRE AVIATION FINANCE II Ltd.,
Series 2020-1A A
3.228%, 3/15/40§	458,286	413,238
SBA Tower Trust (REIT),
1.884%, 1/15/26§	1,000,000	1,018,990
Scholar Funding Trust,
Series 2013-A A
0.795%, 1/30/45(l)§	120,392	116,801
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B
0.318%, 8/25/36(l)	2,524,426	1,001,391
SLM Private Credit Student Loan Trust,
Series 2006-A A5
0.540%, 6/15/39(l)	183,107	174,160
Series 2006-B A5
0.520%, 12/15/39(l)	65,863	59,989
SLM Private Education Loan Trust,
Series 2010-C A5
4.902%, 10/15/41(l)§	249,000	269,376
SLM Student Loan Trust,
Series 2005-7 A4
0.394%, 10/25/29(l)	286,249	279,252
SMB Private Education Loan Trust,
Series 2015-B B
3.500%, 12/17/40§	100,000	101,382
Series 2020-PTA A2A
1.600%, 9/15/54§	260,000	261,172
SoFi Professional Loan Program LLC,
Series 2016-D A1
1.098%, 1/25/39(l)§	74,904	75,055
Series 2017-F BFX
3.620%, 1/25/41§	1,000,000	1,029,871
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A
1.424%, 10/26/31(l)§	500,000	490,579
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A
1.422%, 4/18/31(l)§	500,000	491,669
Steele Creek CLO Ltd.,
Series 2014-1RA A
1.341%, 4/21/31(l)§	500,000	490,139
Sudbury Mill CLO Ltd.,
Series 2013-1A A1R
1.423%, 1/17/26(l)§	109,077	108,793
Series 2013-1A A2R
1.443%, 1/17/26(l)§	109,077	108,793
Symphony CLO XVII Ltd.,
Series 2016-17A AR
1.155%, 4/15/28(l)§	596,275	592,286
Telos CLO Ltd.,
Series 2014-5A A1R
1.223%, 4/17/28(l)§	563,333	558,196
Textainer Marine Containers VII Ltd.,
Series 2019-1A A
3.960%, 4/20/44§	665,000	665,000
TICP CLO II-2 Ltd.,
Series 2018-IIA A1
1.112%, 4/20/28(l)§	581,521	576,336
TICP CLO III-2 Ltd.,
Series 2018-3R A
1.112%, 4/20/28(l)§	392,689	389,378
Towd Point Mortgage Trust,
Series 2019-1 M1
3.750%, 3/25/58(l)§	1,500,000	1,636,275
TRTX Issuer Ltd.,
Series 2019-FL3 AS
1.600%, 10/15/34(l)§	250,000	241,527
Turkish Airlines Pass-Through Trust,
Series 2015-1 A
4.200%, 3/15/27§	572,717	452,751
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1
3.227%, 5/14/26	69,043	75,912
United Airlines Pass-Through Trust,
Series 2015-1 AA
3.450%, 12/1/27	12,099	11,675
Series 2016-2 AA
2.875%, 10/7/28	16,828	15,903
Series 2016-2 B
3.650%, 10/7/25	3,715	2,791
Series 2019-1 AA
4.150%, 8/25/31	432,853	429,607
United States Small Business Administration,
Series 2004-20A 1
4.930%, 1/1/24	6,758	7,125
Series 2004-20C 1
4.340%, 3/1/24	74,073	75,907
Series 2005-20B 1
4.625%, 2/1/25	8,010	8,326
Series 2008-20G 1
5.870%, 7/1/28	127,592	139,758
Upstart Securitization Trust,
Series 2020-2 A
2.309%, 11/20/30§	400,000	399,645
Vantage Data Centers Issuer LLC,
Series 2019-1A A2
3.188%, 7/15/44§	741,875	757,136
VCAT LLC,
Series 2019-NPL2 A1
3.573%, 11/25/49(l)§	1,160,711	1,153,728
Venture XII CLO Ltd.,
Series 2012-12A ARR
1.056%, 2/28/26(l)§	342,803	339,197
Venture XVI CLO Ltd.,
Series 2014-16A ARR
1.125%, 1/15/28(l)§	507,772	501,376
Venture XVII CLO Ltd.,
Series 2014-17A ARR
1.155%, 4/15/27(l)§	479,820	473,010
Vericrest Opportunity Loan Trust,
Series 2019-NPL2 A1
3.967%, 2/25/49(e)§	339,250	341,776
Series 2019-NPL4 A1A
3.351%, 8/25/49(e)§	901,424	902,084
Series 2020-NPL5 A1A
2.981%, 3/25/50(e)§	1,175,684	1,171,411

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Vibrant CLO X Ltd.,
Series 2018-10A A1
1.472%, 10/20/31(l)§		$500,000	$488,930
VOLT LXXXIII LLC,
Series 2019-NPL9 A1A
3.327%, 11/26/49(e)§		694,474	694,887
VOLT LXXXV LLC,
Series 2020-NPL1 A1A
3.228%, 1/25/50(e)§		2,641,961	2,640,359
VOLT LXXXVII LLC,
Series 2020-NPL3 A1A
2.981%, 2/25/50(e)§		705,822	705,821
WhiteHorse X Ltd.,
Series 2015-10A A1R
1.203%, 4/17/27(l)§		174,220	173,012

Total Asset-Backed Securities			71,666,109

Collateralized Mortgage Obligations (10.4%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.308%, 2/25/47(l)		41,376	37,119
Series 2006-OA6 1A2
0.358%, 7/25/46(l)		24,913	22,783
Series 2007-OH1 A1D
0.358%, 4/25/47(l)		46,171	33,595
American Home Mortgage Investment Trust,
Series 2006-1 2A1
2.060%, 12/25/35(l)		2,688,892	1,015,944
Angel Oak Mortgage Trust I LLC,
Series 2019-4 A3
3.301%, 7/26/49(l)§		90,943	91,896
Bear Stearns ALT-A Trust,
Series 2006-4 31A1
3.326%, 7/25/36(l)		1,737,812	1,349,740
Bear Stearns ARM Trust,
Series 2004-8 11A2
3.034%, 11/25/34(l)		272,106	255,031
Series 2005-1 2A1
3.506%, 3/25/35(l)		166,840	161,068
Chase Mortgage Finance Trust,
Series 2007-S3 1A12
6.000%, 5/25/37		1,919,321	1,340,107
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6
5.500%, 9/25/35		698,261	694,748
Series 2005-24 A1
5.500%, 11/25/35		449,157	374,792
Citigroup Mortgage Loan Trust,
Series 2019-B A1
3.258%, 4/25/66(l)§		1,791,829	1,812,167
CitiMortgage Alternative Loan Trust,
Series 2006-A4 1A8
6.000%, 9/25/36		1,856,114	1,810,103
COLT Mortgage Loan Trust,
Series 2020-3 A3
2.380%, 4/27/65(l)§		93,762	93,901
CSMC Trust,
Series 2011-17R 1A2
5.750%, 2/27/37§		1,422,489	1,435,909
Eurohome UK Mortgages plc,
Series 2007-1 A
0.210%, 6/15/44(l)(m)	GBP	309,122	386,057
EuroMASTR plc,
Series 2007-1V A2
0.260%, 6/15/40(l)(m)		202,717	244,139
Eurosail-UK plc,
Series 2007-4X A3
1.010%, 6/13/45(l)(m)	GBP	571,016	$727,299
FHLMC,
Series 2708 ZD
5.500%, 11/15/33		$1,205,760	1,384,171
Series 4116 AP
1.350%, 8/15/42		2,007,556	2,017,125
Series 4316 BZ
3.000%, 3/15/44		4,945,112	5,484,056
Series 4430 NZ
3.000%, 1/15/45		2,370,107	2,656,204
Series 4438 B
3.000%, 10/15/43		826,884	850,714
Series 4440 ZD
2.500%, 2/15/45		6,897,766	7,385,821
Series 4499 AB
3.000%, 6/15/42		1,185,463	1,220,863
Series 4610 KA
2.500%, 5/15/39		1,784,070	1,825,963
Series 4624 GA
2.500%, 4/15/40		881,141	898,311
Series 4750 PA
3.000%, 7/15/46		2,097,281	2,171,461
Series 4791 JT
3.000%, 5/15/48		2,156,930	2,250,286
Series 4989 FA
0.506%, 8/15/40(l)		380,247	373,484
Series 4989 FB
0.506%, 10/15/40(l)		286,677	281,425
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8
6.000%, 6/25/37		867,964	556,616
FNMA,
Series 2012-103 ZP
3.000%, 9/25/42		955,611	1,005,580
Series 2012-150 KA
1.750%, 1/25/43		2,978,434	3,040,472
Series 2013-123 PZ
2.700%, 3/25/43		4,859,805	5,114,432
Series 2015-11 A
3.000%, 5/25/34		1,181,200	1,241,909
Series 2016-55 EA
1.750%, 7/25/43		3,792,172	3,881,353
Series 2016-72 PA
3.000%, 7/25/46		2,158,673	2,258,515
Series 2016-81 PA
3.000%, 2/25/44		1,531,973	1,585,598
Series 2017-4 CH
3.000%, 6/25/42		1,121,497	1,132,242
Series 2017-79 VB
3.000%, 1/25/38		3,600,000	3,711,491
GCAT Trust,
Series 2019-NQM3 M1
3.450%, 11/25/59(l)§		500,000	477,359
GMACM Mortgage Loan Trust,
Series 2005-AF2 A1
6.000%, 12/25/35		712,986	673,591
GNMA,
Series 2013-116 LS
5.994%, 8/20/43IO IO(l)		1,638,129	332,043
Series 2013-26 MS
6.094%, 2/20/43IO IO(l)		1,572,475	313,521
Series 2014-20 TS
5.944%, 2/20/44IO IO(l)		1,566,382	293,873
Series 2015-H15 FC
0.735%, 6/20/65(l)		329,468	330,976

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2015-H16 FM
0.755%, 7/20/65(l)		$526,697	$529,476
Series 2015-H18 FB
0.755%, 7/20/65(l)		296,630	298,117
Series 2015-H19 FK
0.755%, 8/20/65(l)		604,002	606,995
Series 2015-H20 FB
0.755%, 8/20/65(l)		357,094	358,931
Series 2015-H20 FC
0.775%, 8/20/65(l)		1,395,942	1,403,962
Series 2015-H22 FC
0.755%, 9/20/65(l)		675,734	679,304
Series 2015-H29 FA
0.855%, 10/20/65(l)		14,148	14,199
Series 2016-H11 F
0.955%, 5/20/66(l)		382,263	387,138
Series 2016-H14 FA
0.955%, 6/20/66(l)		402,361	407,547
Series 2016-H15 FA
0.955%, 7/20/66(l)		465,128	470,819
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC
0.363%, 6/18/39(l)(m)		424,430	411,772
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
3.681%, 9/25/35(l)		40,618	41,220
Series 2006-AR2 2A1
3.502%, 4/25/36(l)		55,404	45,521
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A
3.904%, 1/19/35(l)		190,855	195,959
Hawksmoor Mortgages,
Series 2019-1A A
1.112%, 5/25/53(l)§	GBP	1,831,795	2,367,680
Homeward Opportunities Fund Trust,
Series 2020-BPL1 A1
3.228%, 8/25/25(e)§		$1,200,000	1,199,999
Impac CMB Trust,
Series 2003-8 2A1
1.048%, 10/25/33(l)		461	460
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1
3.301%, 6/25/37(l)		1,013,594	818,946
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4
0.418%, 2/25/37(l)		1,400,269	1,036,818
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1
6.000%, 11/25/36§		1,452,977	1,176,784
JP Morgan Mortgage Trust,
Series 2005-S3 1A2
5.750%, 1/25/36		866,447	619,697
Series 2006-A3 6A1
2.970%, 8/25/34(l)		25,053	24,176
Series 2007-A1 3A3
3.462%, 7/25/35(l)		36,190	35,832
Series 2017-3 1A6
3.000%, 8/25/47(l)§		79,836	80,103
Legacy Mortgage Asset Trust,
Series 2020-GS4 A1
3.250%, 2/25/60(e)§		1,065,008	1,080,407
Ludgate Funding plc,
Series 2007-1 A2A
0.311%, 1/1/61(l)(m)	GBP	110,113	134,431
Series 2008-W1X A1
0.751%, 1/1/61(l)(m)	GBP	284,669	$354,390
MASTR Alternative Loan Trust,
Series 2005-2 5A1
6.500%, 12/25/34		$68,036	72,587
Merrill Lynch Mortgage Investors Trust MLMI,
Series 2003-A1 3A
1.815%, 12/25/32(l)		9,084	8,656
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85
0.497%, 4/16/36(l)§		339,025	299,050
MortgageIT Trust,
Series 2005-4 A1
0.428%, 10/25/35(l)		216,753	217,012
New Residential Mortgage Loan Trust,
Series 2015-1A A1
3.750%, 5/28/52(l)§		462,437	498,370
Series 2018-RPL1 A1
3.500%, 12/25/57(l)§		686,726	739,095
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-AP1 A2
5.515%, 1/25/36(l)		3,583,312	1,573,573
Series 2006-AP1 A5
5.559%, 1/25/36(e)		2,693,788	1,182,922
Nomura Resecuritization Trust,
Series 2014-7R 2A3
0.372%, 12/26/35(l)§		47,472	47,310
PRPM LLC,
Series 2019-1A A1
4.500%, 1/25/24(e)§		1,194,086	1,203,242
Series 2019-GS1 A1
3.500%, 10/25/24(l)§		1,386,042	1,387,841
Series 2020-3 A1
2.857%, 9/25/25(e)§		1,194,000	1,193,980
RBSSP Resecuritization Trust,
Series 2009-12 18A1
3.317%, 12/25/35(l)§		34,126	34,065
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1
0.488%, 6/25/35(l)§		54,774	50,948
Series 2006-R1 AF1
0.488%, 1/25/36(l)§		174,978	166,441
Residential Asset Securitization Trust,
Series 2006-A12 A2
6.250%, 11/25/36		3,120,788	1,856,008
Series 2006-A9CB A7
6.000%, 9/25/36		4,205,071	2,322,370
Resloc UK plc,
Series 2007-1X A3B
0.219%, 12/15/43(l)(m)	GBP	116,056	141,189
RFMSI Trust,
Series 2006-SA2 3A1
4.932%, 8/25/36(l)		$635,286	583,525
Sequoia Mortgage Trust,
Series 10 2A1
0.918%, 10/20/27(l)		1,520	1,459
Series 2003-4 2A1
0.508%, 7/20/33(l)		10,828	10,348
Series 6 A
0.796%, 4/19/27(l)		107,378	103,801
Starwood Mortgage Residential Trust,
Series 2020-1 M1
2.878%, 2/25/50(l)§		2,500,000	2,481,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A
3.349%, 4/25/34(l)		$278,436	$283,741
Series 2005-19XS 2A1
0.448%, 10/25/35(l)		222,949	220,966
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1
0.406%, 7/19/35(l)		34,846	32,832
Toorak Mortgage Corp. Ltd.,
Series 2020-1 A2
3.228%, 3/25/23(e)§		1,200,000	1,057,711
Towd Point Mortgage Funding,
Series 2019-A13A A1
0.965%, 7/20/45(l)§	GBP	926,260	1,192,198
Towd Point Mortgage Funding 2020-Auburn 14 plc,
Series 2020-A14X A
0.963%, 5/20/45(l)(m)		1,461,360	1,880,627
Trinity Square plc,
Series 2015-1A A
1.230%, 7/15/51(l)§		126,916	163,927
Uropa Securities plc,
Series 2007-1 A3A
0.293%, 10/10/40(l)(m)		664,818	811,369

Total Collateralized Mortgage Obligations			103,234,714

Commercial Mortgage-Backed Securities (4.2%)
1211 Avenue of the Americas Trust,
Series 2015-1211 D
4.280%, 8/10/35(l)§		$100,000	102,753
20 Times Square Trust,
Series 2018-20TS B
3.203%, 5/15/35(l)§		268,000	265,988
245 Park Avenue Trust,
Series 2017-245P XA
0.271%, 6/5/37 IO(l)§		1,000,000	10,904
280 Park Avenue Mortgage Trust,
Series 2017-280P D
1.689%, 9/15/34(l)§		200,000	195,502
A10 Bridge Asset Financing LLC,
Series 2020-C A
2.021%, 8/15/40§		700,000	700,028
AOA Mortgage Trust,
Series 2015-1177 C
3.110%, 12/13/29(l)§		200,000	197,509
Ashford Hospitality Trust,
Series 2018-ASHF D
2.252%, 4/15/35(l)§		16,000	14,492
Series 2018-KEYS A
1.152%, 6/15/35(l)§		600,000	572,674
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D
2.102%, 12/15/36(l)§		290,000	244,341
Series 2017-ATRM E
3.202%, 12/15/36(l)§		224,000	173,632
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C
3.727%, 8/14/34(l)§		100,000	102,182
Series 2017-SCH AF
1.152%, 11/15/33(l)§		100,000	95,016
Series 2017-SCH CL
1.652%, 11/15/32(l)§		100,000	84,421
Series 2017-SCH DL
2.152%, 11/15/32(l)§		100,000	77,813
Series 2018-DSNY C
1.502%, 9/15/34(l)§		100,000	93,502
Series 2018-DSNY D
1.852%, 9/15/34(l)§		200,000	184,006
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3 XB
0.779%, 2/15/50 IO(l)		1,000,000	37,234
Bancorp Commercial Mortgage Trust,
Series 2019-CRE5 B
1.652%, 3/15/36(l)§		234,000	219,987
BANK,
Series 2017-BNK6 XA
0.968%, 7/15/60 IO(l)		3,468,915	146,977
Series 2017-BNK9 A4
3.538%, 11/15/54		50,000	56,845
Series 2018-BN10 XA
0.879%, 2/15/61 IO(l)		3,715,834	168,923
Series 2019-BN19 AS
3.446%, 8/15/61		249,000	279,770
Series 2019-BN20 AS
3.243%, 9/15/62(l)		310,000	346,011
Series 2019-BN20 XA
0.963%, 9/15/62 IO(l)		159,337	9,976
Series 2019-BN20 XB
0.463%, 9/15/62 IO(l)		530,000	16,157
Series 2019-BN21 A5
2.851%, 10/17/52		20,000	22,132
Series 2020-BN25 AS
2.841%, 1/15/63		22,000	23,799
Series 2020-BN25 B
3.043%, 1/15/63(l)		310,000	325,370
Series 2020-BN28 D
2.500%, 3/15/63§		120,000	104,942
BBCCRE Trust,
Series 2015-GTP A
3.966%, 8/10/33§		900,000	965,303
BBCMS Mortgage Trust,
Series 2017-DELC C
1.352%, 8/15/36(l)§		53,000	49,424
Series 2017-DELC D
1.852%, 8/15/36(l)§		60,000	54,752
Series 2017-DELC E
2.652%, 8/15/36(l)§		122,000	110,414
Series 2017-DELC F
3.652%, 8/15/36(l)§		121,000	102,867
Series 2018-TALL A
0.874%, 3/15/37(l)§		15,000	14,414
Series 2018-TALL D
1.601%, 3/15/37(l)§		40,000	37,357
Series 2019-BWAY D
2.312%, 11/25/34(l)§		30,000	27,501
Series 2020-C6 A4
2.639%, 2/15/53		56,000	61,245
BBCMS Trust,
Series 2015-SRCH A1
3.312%, 8/10/35§		99,074	105,874
Series 2015-SRCH XA
1.122%, 8/10/35 IO(l)§		997,935	48,406
Series 2018-CBM A
1.152%, 7/15/37(l)§		223,000	213,110
BB-UBS Trust,
Series 2012-SHOW XA
0.730%, 11/5/36 IO(l)§		2,277,000	51,740
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PWR7 B
5.214%, 2/11/41(l)		28,897	28,894

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-T26 AM
5.513%, 1/12/45(l)	$9,978	$9,876
Benchmark Mortgage Trust,
Series 2018-B3 D
3.208%, 4/10/51(l)§	10,000	7,359
Series 2018-B5 A3
3.944%, 7/15/51	60,000	70,487
Series 2019-B10 3CCA
4.029%, 3/15/62(l)§	60,000	62,310
Series 2019-B13 XA
1.269%, 8/15/57 IO(l)	775,578	60,140
Series 2019-B9 XA
1.212%, 3/15/52 IO(l)	995,194	72,644
Series 2020-B16 C
3.655%, 2/15/53(l)	10,000	9,920
Series 2020-B16 D
2.500%, 2/15/53§	29,000	24,355
Series 2020-B16 XA
1.048%, 2/15/53 IO(l)	3,951,215	290,835
Series 2020-B17 XB
0.653%, 3/15/53 IO(l)	1,000,000	41,989
Series 2020-IG3 XA
0.813%, 9/15/48 IO(l)§	6,788,233	274,444
BFLD Trust,
Series 2020-EYP A
1.350%, 10/15/22(l)§	700,000	700,000
BWAY Mortgage Trust,
Series 2013-1515 A2
3.454%, 3/10/33§	200,000	214,806
Series 2013-1515 C
3.446%, 3/10/33§	100,000	102,640
BX Commercial Mortgage Trust,
Series 2020-VIV3 B
3.543%, 3/9/44§	100,000	100,488
BX Trust,
Series 2017-APPL E
3.302%, 7/15/34(l)§	80,627	78,612
Series 2017-SLCT D
2.202%, 7/15/34(l)§	47,026	44,762
Series 2017-SLCT E
3.302%, 7/15/34(l)§	113,900	110,016
Series 2018-GW D
1.922%, 5/15/35(l)§	112,000	104,443
Series 2019-OC11 A
3.202%, 12/9/41§	10,000	10,599
Series 2019-OC11 D
4.075%, 12/9/41(l)§	126,000	121,282
Series 2019-OC11 E
4.075%, 12/9/41(l)§	340,000	309,452
BXP Trust,
Series 2017-CC D
3.670%, 8/13/37(l)§	30,000	28,797
Series 2017-GM D
3.539%, 6/13/39(l)§	80,000	83,600
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D
1.902%, 12/15/37(l)§	100,000	97,782
CD Mortgage Trust,
Series 2006-CD3 AM
5.648%, 10/15/48	68,690	67,883
Series 2017-CD3 A4
3.631%, 2/10/50	10,000	11,336
Series 2017-CD4 A4
3.514%, 5/10/50(l)	50,000	56,486
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3
3.865%, 1/10/48	10,000	11,226
Series 2016-C4 XA
1.853%, 5/10/58 IO(l)	672,975	48,877
Series 2016-C4 XB
0.887%, 5/10/58 IO(l)	110,000	4,075
Series 2018-TAN C
5.295%, 2/15/33§	100,000	97,573
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC A
0.942%, 7/15/32(l)§	91,354	91,212
Series 2017-BIOC D
1.752%, 7/15/32(l)§	182,709	182,480
CHC Commercial Mortgage Trust,
Series 2019-CHC B
1.652%, 6/15/34(l)§	101,562	95,305
CHT Mortgage Trust,
Series 2017-CSMO E
3.152%, 11/15/36(l)§	104,000	97,242
Citigroup Commercial Mortgage Trust,
Series 2015-GC27 B
3.772%, 2/10/48	320,000	334,199
Series 2016-P3 C
5.050%, 4/15/49(l)	30,000	28,991
Series 2016-P4 A4
2.902%, 7/10/49	175,000	189,881
Series 2016-P6 A5
3.720%, 12/10/49(l)	160,000	181,886
Series 2017-C4 A4
3.471%, 10/12/50	20,000	22,701
Series 2019-C7 A4
3.102%, 12/15/72	10,000	11,294
Series 2019-SST2 D
1.752%, 12/15/36(l)§	453,000	434,598
Citigroup COmmercial Mortgage Trust,
Series 2018-C6 A4
4.412%, 11/10/51	30,000	36,095
Commercial Mortgage Trust,
Series 2013-CR6 XA
1.158%, 3/10/46 IO(l)	520,403	8,780
Series 2013-GAM E
3.531%, 2/10/28(l)§	100,000	84,654
Series 2013-LC13 B
5.009%, 8/10/46(l)§	274,000	286,588
Series 2014-CR14 A4
4.236%, 2/10/47(l)	50,000	54,866
Series 2014-CR18 A4
3.550%, 7/15/47	9,538	10,267
Series 2014-CR19 A5
3.796%, 8/10/47	50,000	54,899
Series 2014-CR21 A3
3.528%, 12/10/47	18,515	20,144
Series 2014-LC15 A4
4.006%, 4/10/47	40,000	43,463
Series 2014-UBS4 C
4.801%, 8/10/47(l)	11,000	10,738
Series 2015-3BP B
3.346%, 2/10/35(l)§	300,000	314,101
Series 2015-3BP XA
0.168%, 2/10/35 IO(l)§	1,287,000	5,060
Series 2015-CR22 C
4.244%, 3/10/48(l)	300,000	304,277
Series 2015-CR22 XA
1.028%, 3/10/48 IO(l)	3,263,913	91,653
Series 2015-CR24 A5
3.696%, 8/10/48	20,000	22,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-CR25 A4
3.759%, 8/10/48	$10,000	$11,188
Series 2015-CR26 ASB
3.373%, 10/10/48	1,971,999	2,091,372
Series 2015-DC1 XA
1.171%, 2/10/48 IO(l)	3,054,573	99,482
Series 2015-LC19 D
2.867%, 2/10/48§	10,000	8,889
Series 2015-LC23 A4
3.774%, 10/10/48	20,000	22,459
Series 2016-COR1 ASB
2.972%, 10/10/49	1,000,000	1,069,751
Series 2017-COR2 D
3.000%, 9/10/50§	146,000	110,471
Series 2018-COR3 XD
1.750%, 5/10/51 IO(l)§	50,000	5,501
Credit Suisse Commercial Mortagage Securities,
Series 2018-TOP A
1.152%, 8/15/35(l)§	133,869	130,189
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET A
2.257%, 8/15/37§	282,000	290,810
Series 2020-NET D
3.828%, 8/15/37(l)§	200,000	199,848
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C
4.411%, 4/15/50(l)	300,000	279,729
Series 2015-C1 XA
0.977%, 4/15/50 IO(l)	3,966,202	116,404
Series 2015-C2 A4
3.504%, 6/15/57	10,000	11,019
Series 2016-C5 B
4.463%, 11/15/48(l)	30,000	31,674
Series 2017-CX10 XB
0.218%, 11/15/50 IO(l)	1,000,000	14,756
Series 2018-CX12 A4
4.224%, 8/15/51(l)	10,000	11,747
Series 2019-C15 A4
4.053%, 3/15/52	50,000	58,403
Series 2019-C16 C
4.237%, 6/15/52(l)	40,000	39,163
Series 2019-C16 XA
1.728%, 6/15/52 IO(l)	994,300	106,873
Series 2019-C17 C
3.934%, 9/15/52	45,000	43,139
Series 2019-C17 D
2.500%, 9/15/52§	30,000	23,161
Series 2019-C17 XA
1.510%, 9/15/52 IO(l)	1,055,814	99,039
Series 2019-C17 XB
0.702%, 9/15/52 IO(l)	1,000,000	44,325
Series 2020-C19 A3
2.561%, 3/15/53	130,000	140,043
CSMC Trust,
Series 2017-PFHP A
1.102%, 12/15/30(l)§	50,000	48,644
Series 2017-TIME A
3.646%, 11/13/39§	100,000	100,177
DBGS Mortgage Trust,
Series 2018-5BP B
0.982%, 6/15/33(l)§	100,000	98,079
Series 2018-BIOD A
0.955%, 5/15/35(l)§	206,975	206,458
Series 2019-1735 X
0.431%, 4/10/37 IO(l)§	1,365,000	31,281
DBJPM Mortgage Trust,
Series 2016-C1 A4
3.276%, 5/10/49	20,000	22,078
Series 2017-C6 XD
1.000%, 6/10/50 IO(l)	300,000	16,016
DBUBS Mortgage Trust,
Series 2011-LC1A E
5.790%, 11/10/46(l)§	100,000	98,325
Series 2011-LC3A PM2
5.268%, 5/10/44(l)§	217,000	209,770
Series 2017-BRBK A
3.452%, 10/10/34§	60,000	63,962
Series 2017-BRBK D
3.648%, 10/10/34(l)§	100,000	103,181
Exantas Capital Corp.,
Series 2020-RSO8 B
1.901%, 3/15/35(l)§	145,000	140,353
Exantas Capital Corp. Ltd.,
Series 2019-RSO7 A
1.150%, 4/15/36(l)§	156,958	152,376
FHLMC Multifamily Structured Pass-Through Certificates,
Series K034 A2
3.531%, 7/25/23(l)	20,000	21,536
Series K040 A2
3.241%, 9/25/24	20,000	21,924
Series K053 A2
2.995%, 12/25/25	188,000	208,361
Series K061 A2
3.347%, 11/25/26(l)	50,000	57,277
Series K062 A2
3.413%, 12/25/26	29,565	34,025
Series K072 A2
3.444%, 12/25/27	10,000	11,668
Series K111 X1
1.682%, 5/25/30 IO(l)	260,917	33,995
Series K-1517 A2
1.716%, 7/25/35	2,500,000	2,569,866
Series K722 X1
1.439%, 3/25/23 IO(l)	2,607,241	61,853
Series KL4F A2AS
3.683%, 10/25/25(l)	24,000	26,319
FNMA ACES,
Series 2018-M14 A2
3.697%, 8/25/28(l)	39,000	46,130
FREMF Mortgage Trust,
Series 2018-K80 B
4.373%, 8/25/50(l)§	20,000	23,025
FRESB Mortgage Trust,
Series 2018-SB52 A10F
3.480%, 6/25/28(l)	27,364	29,303
Series 2018-SB53 A10F
3.660%, 6/25/28(l)	22,502	24,842
GNMA,
Series 2012-23
0.276%, 6/16/53 IO(l)	39,296	364
Series 2013-191
0.715%, 11/16/53 IO(l)	45,464	1,061
Series 2013-30
0.750%, 9/16/53 IO(l)	156,353	4,094
Series 2013-63
0.828%, 9/16/51 IO(l)	167,893	5,695
Series 2015-22
0.621%, 3/16/55 IO(l)	111,971	3,633
Series 2015-97 VA
2.250%, 12/16/38	15,338	16,128
Series 2016-128
0.899%, 9/16/56 IO(l)	106,227	6,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-158 VA
2.000%, 3/16/35	$82,212	$84,387
Series 2016-26
0.897%, 2/16/58 IO(l)	414,439	20,755
Series 2016-96
0.931%, 12/16/57 IO(l)	146,883	8,260
Great Wolf Trust,
Series 2019-WOLF E
2.884%, 12/15/36(l)§	254,000	226,234
Series 2019-WOLF F
3.283%, 12/15/36(l)§	254,000	216,094
GS Mortgage Securities Corp. II,
Series 2005-ROCK A
5.366%, 5/3/32§	50,000	57,387
GS Mortgage Securities Corp. Trust,
Series 2016-RENT A
3.203%, 2/10/29§	500,000	499,759
Series 2017-500K D
1.550%, 7/15/32(l)§	20,000	19,825
Series 2017-GPTX A
2.856%, 5/10/34§	100,000	99,005
Series 2018-TWR A
1.052%, 7/15/31(l)§	110,000	106,267
Series 2018-TWR D
1.752%, 7/15/31(l)§	110,000	100,552
Series 2019-BOCA A
1.352%, 6/15/38(l)§	100,000	97,314
Series 2019-SOHO A
1.052%, 6/15/36(l)§	50,000	49,563
Series 2019-SOHO E
2.027%, 6/15/36(l)§	246,000	230,743
GS Mortgage Securities Trust,
Series 2012-GCJ9 C
4.448%, 11/10/45(l)§	20,000	20,140
Series 2014-GC20 B
4.529%, 4/10/47(l)	30,000	31,146
Series 2015-GC28 XA
1.144%, 2/10/48 IO(l)	2,835,188	99,531
Series 2015-GC32 C
4.569%, 7/10/48(l)	10,000	9,329
Series 2015-GS1 A3
3.734%, 11/10/48	10,000	11,163
Series 2015-GS1 XA
0.917%, 11/10/48 IO(l)	1,911,062	64,189
Series 2016-GS3 XA
1.363%, 10/10/49 IO(l)	332,344	17,015
Series 2017-GS7 D
3.000%, 8/10/50§	10,000	7,945
Series 2017-GS7 E
3.000%, 8/10/50§	10,000	6,964
Series 2017-GS7 XA
1.272%, 8/10/50 IO(l)	2,498,172	136,101
Series 2019-GSA1 C
3.933%, 11/10/52(l)	10,000	9,418
Series 2019-GSA1 XA
0.960%, 11/10/52 IO(l)	199,500	12,637
Series 2020-GC45 XA
0.675%, 2/13/53 IO(l)	3,323,405	169,410
HMH Trust,
Series 2017-NSS A
3.062%, 7/5/31§	110,000	105,925
HPLY Trust,
Series 2019-HIT F
3.302%, 11/15/36(l)§	201,620	175,547
IMT Trust,
Series 2017-APTS AFX
3.478%, 6/15/34§	100,000	106,303
Series 2017-APTS BFL
1.102%, 6/15/34(l)§	139,177	131,100
Series 2017-APTS CFL
1.252%, 6/15/34(l)§	139,177	127,022
Series 2017-APTS DFX
3.613%, 6/15/34(l)§	100,000	94,306
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2017-FL10 D
2.052%, 6/15/32(l)§	8,010	7,676
Series 2018-AON A
4.128%, 7/5/31§	36,000	38,312
Series 2018-WPT DFX
5.350%, 7/5/33§	60,000	59,624
Series 2018-WPT FFX
5.542%, 7/5/33§	181,000	173,553
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX A4FL
1.451%, 6/15/45(l)§	93,170	93,546
Series 2014-C20 A5
3.805%, 7/15/47	30,000	32,739
Series 2015-JP1 A5
3.914%, 1/15/49	10,000	11,320
Series 2015-JP1 C
4.870%, 1/15/49(l)	100,000	99,734
Series 2016-JP3 XC
0.750%, 8/15/49 IO(l)§	240,000	8,878
Series 2018-LAQ A
1.152%, 6/15/32(l)§	472,395	451,146
Series 2018-WPT EFX
5.542%, 7/5/33§	120,000	116,994
Series 2020-ACE C
3.694%, 1/10/37(l)§	187,000	174,205
Series 2020-LOOP E
3.861%, 12/5/38(l)§	181,000	160,176
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5
3.775%, 8/15/47	50,000	54,757
Series 2014-C22 A4
3.801%, 9/15/47	10,000	10,967
Series 2014-C22 B
4.706%, 9/15/47(l)	100,000	101,013
Series 2014-C25 XA
0.998%, 11/15/47 IO(l)	3,172,441	89,590
Series 2015-C27 D
3.945%, 2/15/48(l)§	300,000	233,057
Series 2015-C32 XA
1.436%, 11/15/48 IO(l)	1,960,030	61,497
Series 2015-C33 C
4.765%, 12/15/48(l)	221,000	209,299
Series 2015-C33 D1
4.265%, 12/15/48(l)§	200,000	156,080
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 A5
3.490%, 7/15/50	20,000	22,658
Series 2017-JP7 B
4.050%, 9/15/50	10,000	10,423
Series 2019-COR5 A3
3.123%, 6/13/52	20,000	22,722
Series 2019-COR5 C
3.750%, 6/13/52	16,000	15,176
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA
1.816%, 6/15/49 IO(l)	1,762,875	94,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2016-C4 XC
0.750%, 12/15/49 IO(l)§	$1,800,000	$67,892
Series 2018-C8 A4
4.211%, 6/15/51	10,000	11,905
Series 2020-COR7 B
3.294%, 5/13/53(l)	298,000	325,708
Series 2020-COR7 XA
1.786%, 5/13/53 IO(l)	2,564,387	299,534
Ladder Capital Commercial Mortgage Mortgage Trust,
Series 2013-GCP XA
1.345%, 2/15/36 IO(l)§	988,604	70,604
LCCM,
Series 2017-LC26 C
4.706%, 7/12/50§	300,000	281,151
LCCM Mortgage Trust,
Series 2014-909 A
3.388%, 5/15/31§	100,000	100,890
LSTAR Commercial Mortgage Trust,
Series 2017-5 X
1.146%, 3/10/50 IO(l)§	2,838,808	91,707
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2020-FL3 A
2.202%, 7/15/35(l)§	286,000	287,446
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C16 A5
3.892%, 6/15/47	70,000	76,104
Series 2015-C20 ASB
3.069%, 2/15/48	879,483	920,962
Series 2015-C20 B
4.160%, 2/15/48	150,000	155,566
Series 2015-C20 C
4.610%, 2/15/48(l)	150,000	149,842
Series 2015-C20 XA
1.457%, 2/15/48 IO(l)	2,513,466	105,065
Series 2015-C23 A4
3.719%, 7/15/50	15,000	16,578
Series 2015-C25 C
4.676%, 10/15/48(l)	70,000	64,898
Series 2015-C26 A5
3.531%, 10/15/48	10,000	11,112
Series 2015-C27 ASB
3.557%, 12/15/47	500,000	531,292
Series 2016-C31 A5
3.102%, 11/15/49	30,000	32,951
Series 2016-C31 ASB
2.952%, 11/15/49	1,000,000	1,064,969
Series 2016-C31 C
4.455%, 11/15/49(l)	215,000	196,332
Series 2016-C32 A4
3.720%, 12/15/49	166,000	188,987
Series 2017-C33 C
4.558%, 5/15/50(l)	40,000	38,122
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART B
2.480%, 9/13/31§	250,000	243,544
Morgan Stanley Capital I Trust,
Series 2007-T27 AJ
6.215%, 6/11/42(l)	17,283	17,352
Series 2014-CPT B
3.560%, 7/13/29(l)§	500,000	505,331
Series 2014-CPT E
3.560%, 7/13/29(l)§	100,000	100,807
Series 2017-H1 D
2.546%, 6/15/50§	210,000	152,514
Series 2017-H1 XD
2.356%, 6/15/50 IO(l)§	300,000	34,899
Series 2017-HR2 D
2.730%, 12/15/50	210,000	171,494
Series 2018-H3 C
5.012%, 7/15/51(l)	10,000	10,345
Series 2018-H3 D
3.000%, 7/15/51§	30,000	20,700
Series 2018-L1 A3
4.139%, 10/15/51	10,000	11,853
Series 2019-H6 A4
3.417%, 6/15/52	30,000	34,172
Series 2019-H6 XB
0.871%, 6/15/52 IO(l)	1,000,000	55,059
Series 2019-H7 A4
3.261%, 7/15/52	30,000	33,838
Series 2019-L2 XA
1.194%, 3/15/52 IO(l)	2,910,604	212,232
Series 2019-L3 XA
0.766%, 11/15/52 IO(l)	4,536,188	226,267
Series 2020-L4 B
3.082%, 2/15/53	207,000	213,393
Series 2020-L4 D
2.500%, 2/15/53§	60,000	45,240
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A
1.112%, 6/15/35(l)§	212,833	200,276
Series 2018-SOX A
4.404%, 6/17/38§	100,000	109,000
Olympic Tower Mortgage Trust,
Series 2017-OT XA
0.511%, 5/10/39 IO(l)§	1,000,000	22,721
One Market Plaza Trust,
Series 2017-1MKT D
4.146%, 2/10/32§	100,000	101,983
Series 2017-1MKT XCP
0.218%, 2/10/32 IO(l)§	1,000,000	1,979
Series 2017-1MKT XNCP
0.000%, 2/10/32 IO(l)§	200,000	—
PFP Ltd.,
Series 2019-6 A
1.202%, 4/14/37(l)§	300,000	292,620
Rosslyn Portfolio Trust,
Series 2017-ROSS A
1.939%, 6/15/33(l)§	92,142	89,743
Series 2017-ROSS B
2.239%, 6/15/33(l)§	92,142	89,779
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D
3.593%, 9/15/39(l)§	30,000	27,345
UBS Commercial Mortgage Trust,
Series 2018-C8 C
4.859%, 2/15/51(l)	226,000	218,182
Series 2019-C16 B
4.320%, 4/15/52(l)	272,000	302,104
Series 2019-C17 XA
1.636%, 10/15/52 IO(l)	993,031	105,402
Series 2019-C18 XA
1.177%, 12/15/52 IO(l)	994,078	68,818
Velocity Commercial Capital Loan Trust,
Series 2019-1 A
3.760%, 3/25/49(l)§	835,012	861,813
VNDO Mortgage Trust,
Series 2013-PENN D
4.079%, 12/13/29(l)§	100,000	98,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
VNDO Trust,
Series 2016-350P D
4.033%, 1/10/35(l)§		$100,000	$101,220
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18 A5
3.405%, 12/15/47		10,000	10,907
Series 2015-C27 C
3.894%, 2/15/48		300,000	270,192
Series 2015-C27 XA
1.031%, 2/15/48 IO(l)		3,561,903	108,602
Series 2015-C28 A4
3.540%, 5/15/48		10,000	11,024
Series 2015-C31 A4
3.695%, 11/15/48		20,000	22,370
Series 2015-NXS1 A5
3.148%, 5/15/48		10,000	10,826
Series 2015-NXS1 XA
1.235%, 5/15/48 IO(l)		2,059,249	78,893
Series 2015-NXS2 A5
3.767%, 7/15/58(l)		170,000	189,096
Series 2015-NXS2 XA
0.809%, 7/15/58 IO(l)		3,690,072	98,105
Series 2015-NXS4 A4
3.718%, 12/15/48		10,000	11,204
Series 2015-P2 A4
3.809%, 12/15/48		30,000	33,693
Series 2016-BNK1 XD
1.401%, 8/15/49 IO(l)§		1,000,000	58,732
Series 2016-C32 A3FL
1.571%, 1/15/59(l)		40,000	40,793
Series 2016-C33 C
3.896%, 3/15/59		129,000	118,605
Series 2016-C33 XA
1.870%, 3/15/59 IO(l)		1,200,614	70,873
Series 2016-C34 A3FL
1.190%, 6/15/49(l)§		30,000	30,004
Series 2017-C38 XA
1.195%, 7/15/50 IO(l)		2,585,194	139,175
Series 2017-C39 D
4.495%, 9/15/50(l)§		10,000	7,929
Series 2017-C39 XA
1.266%, 9/15/50 IO(l)		2,472,486	145,268
Series 2017-C41 B
4.188%, 11/15/50(l)		220,000	231,306
Series 2017-C41 C
4.658%, 11/15/50(l)		20,000	18,266
Series 2017-HSDB A
1.001%, 12/13/31(l)§		100,000	96,071
Series 2018-C45 C
4.727%, 6/15/51		10,000	8,858
Series 2019-C52 C
3.561%, 8/15/52		30,000	27,961
Series 2020-C55 AS
2.937%, 2/15/53		207,000	223,252
Series 2020-C55 XA
1.443%, 2/15/53 IO(l)		4,088,863	399,940
Series 2020-C56 XA
1.433%, 6/15/53 IO(l)		3,762,615	389,908
Series 2020-SDAL D
2.242%, 2/15/37(l)§		40,000	33,969
WFRBS Commercial Mortgage Trust,
Series 2014-C21 A5
3.678%, 8/15/47		50,000	54,680
Series 2014-C23 B
4.525%, 10/15/57(l)		368,000	394,649

Total Commercial Mortgage-Backed Securities			41,515,036

Corporate Bonds (28.8%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.8%)
Altice France SA
7.375%, 5/1/26§		300,000	314,250
AT&T, Inc.
3.400%, 5/15/25(x)		150,000	165,978
3.800%, 2/15/27		100,000	112,400
4.250%, 3/1/27		150,000	172,857
4.100%, 2/15/28		220,000	253,950
4.350%, 3/1/29		585,000	685,999
4.300%, 2/15/30		141,000	166,746
2.750%, 6/1/31		89,000	93,595
2.250%, 2/1/32		811,000	810,630
4.500%, 5/15/35		843,000	992,145
2.600%, 5/19/38	EUR	125,000	163,503
4.800%, 6/15/44		$71,000	84,379
3.500%, 9/15/53§		114,000	110,418
3.550%, 9/15/55§		394,000	380,098
Level 3 Financing, Inc.
3.400%, 3/1/27§		600,000	645,206
Verizon Communications, Inc.
4.125%, 3/16/27		599,000	707,424
3.000%, 3/22/27		22,000	24,453
4.329%, 9/21/28		864,000	1,047,115
3.875%, 2/8/29		134,000	158,669
3.150%, 3/22/30		45,000	50,759
1.500%, 9/18/30		68,000	67,752
4.400%, 11/1/34		281,000	351,014
4.272%, 1/15/36		265,000	325,581
1.850%, 5/18/40	EUR	100,000	125,541
5.012%, 4/15/49		$34,000	48,525

			8,058,987

Entertainment (0.2%)
Activision Blizzard, Inc.
3.400%, 6/15/27		10,000	11,303
1.350%, 9/15/30		35,000	34,119
2.500%, 9/15/50		80,000	73,672
NBCUniversal Enterprise, Inc.
5.250%, 3/19/21(y)§		100,000	100,500
NBCUniversal Media LLC
6.400%, 4/30/40		2,000	3,067
TWDC Enterprises 18 Corp.
2.350%, 12/1/22		45,000	46,701
3.150%, 9/17/25		75,000	83,210
4.125%, 6/1/44		27,000	32,314
Walt Disney Co. (The)
3.000%, 9/15/22		36,000	37,800
1.750%, 8/30/24		362,000	376,118
3.800%, 3/22/30		250,000	293,377
2.650%, 1/13/31		600,000	647,612
3.600%, 1/13/51		88,000	98,977

			1,838,770

Interactive Media & Services (0.0%)
Alphabet, Inc.
0.450%, 8/15/25		110,000	109,627
Baidu, Inc.
2.875%, 7/6/22		200,000	206,000

			315,627

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25		200,000	230,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
6.384%, 10/23/35	$108,000	$147,161
6.484%, 10/23/45	291,000	384,818
5.375%, 5/1/47	49,000	58,017
5.750%, 4/1/48	89,000	110,283
Comcast Corp.
3.700%, 4/15/24	55,000	60,725
3.150%, 3/1/26	125,000	138,923
4.150%, 10/15/28	245,000	294,159
2.650%, 2/1/30	646,000	706,939
4.250%, 10/15/30	16,000	19,617
1.950%, 1/15/31	304,000	311,643
4.600%, 10/15/38	154,000	196,131
3.400%, 7/15/46	47,000	52,411
3.969%, 11/1/47	135,000	161,602
3.999%, 11/1/49	38,000	45,645
2.650%, 8/15/62	104,000	99,128
Cox Communications, Inc.
3.250%, 12/15/22§	40,000	42,141
3.150%, 8/15/24§	397,000	429,087
Discovery Communications LLC
2.950%, 3/20/23	40,000	42,129
3.800%, 3/13/24	50,000	54,591
3.900%, 11/15/24	50,000	55,497
4.125%, 5/15/29	85,000	97,573
5.200%, 9/20/47	30,000	35,839
4.000%, 9/15/55§	275,000	278,809
Fox Corp.
4.709%, 1/25/29	100,000	119,922
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	17,735
TCI Communications, Inc.
7.875%, 2/15/26	62,000	83,457
Time Warner Cable LLC
4.125%, 2/15/21	70,000	70,280
5.500%, 9/1/41	34,000	41,003
4.500%, 9/15/42	59,000	63,818
Viacom, Inc.
5.850%, 9/1/43	15,000	18,747
ViacomCBS, Inc.
3.700%, 8/15/24	62,000	67,930
6.875%, 4/30/36	52,000	70,401
4.900%, 8/15/44	27,000	30,576
WPP Finance 2010
3.625%, 9/7/22(x)	27,000	28,212

		4,665,153

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
2.875%, 5/7/30	200,000	216,374
Empresa Nacional de Telecomunicaciones SA
4.750%, 8/1/26§	200,000	220,126
Rogers Communications, Inc.
4.100%, 10/1/23	50,000	55,029
Sprint Spectrum Co. LLC
3.360%, 9/20/21(e)§	274,500	276,866
T-Mobile USA, Inc.
3.500%, 4/15/25§	549,000	600,359
3.750%, 4/15/27§	599,000	669,766
3.875%, 4/15/30§	615,000	696,254
2.550%, 2/15/31§	30,000	31,038
Vodafone Group plc
3.750%, 1/16/24	500,000	545,430
4.125%, 5/30/25	34,000	38,692
4.375%, 5/30/28	200,000	235,703
5.250%, 5/30/48	288,000	368,927

		3,954,564

Total Communication Services		18,833,101

Consumer Discretionary (1.6%)
Auto Components (0.0%)
Aptiv Corp.
4.150%, 3/15/24	40,000	44,065

Automobiles (0.6%)
Daimler Finance North America LLC
2.300%, 2/12/21§	185,000	186,135
3.350%, 5/4/21§	150,000	152,377
3.750%, 11/5/21§	700,000	722,925
3.400%, 2/22/22§	600,000	621,382
2.550%, 8/15/22§	700,000	721,509
General Motors Co.
6.250%, 10/2/43	68,000	80,246
Hyundai Capital America
3.950%, 2/1/22§	100,000	103,562
2.375%, 2/10/23§	216,000	221,467
Nissan Motor Acceptance Corp.
3.650%, 9/21/21§	650,000	662,891
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	900,000	902,060
Volkswagen Group of America Finance LLC
(ICE LIBOR USD 3 Month + 0.77%), 1.024%, 11/13/20(k)§	500,000	500,378
3.875%, 11/13/20§	500,000	501,912
(ICE LIBOR USD 3 Month + 0.94%), 1.197%, 11/12/21(k)§	500,000	502,067
4.000%, 11/12/21§	500,000	517,870

		6,396,781

Diversified Consumer Services (0.1%)
American University (The)
Series 2019
3.672%, 4/1/49	60,000	71,515
Claremont Mckenna College
Series 2019
3.378%, 1/1/50	13,000	14,854
George Washington University (The)
Series 2018
4.126%, 9/15/48	33,000	41,726
Massachusetts Institute of Technology
3.959%, 7/1/38	112,000	140,026
University of Southern California
3.028%, 10/1/39	523,000	570,196

		838,317

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	600,000	634,600
Las Vegas Sands Corp.
3.200%, 8/8/24	100,000	100,949
Marriott International, Inc.
4.625%, 6/15/30	25,000	26,836
Series X
4.000%, 4/15/28	25,000	25,728
McDonald’s Corp.
3.350%, 4/1/23	15,000	16,045
3.375%, 5/26/25	7,000	7,784
1.450%, 9/1/25	55,000	56,303
3.700%, 1/30/26	75,000	85,357
2.625%, 9/1/29	40,000	43,427
3.625%, 9/1/49	194,000	216,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Sands China Ltd.
5.400%, 8/8/28	$200,000	$223,158
Starbucks Corp.
2.450%, 6/15/26	50,000	53,982
3.550%, 8/15/29	100,000	114,928
2.550%, 11/15/30	832,000	880,914

		2,486,289

Household Durables (0.1%)
DR Horton, Inc.
4.375%, 9/15/22	400,000	423,875
2.600%, 10/15/25	50,000	53,579
Leggett & Platt, Inc.
3.500%, 11/15/27	25,000	26,429
Lennar Corp.
4.125%, 1/15/22	180,000	183,390
Mohawk Industries, Inc.
3.625%, 5/15/30	25,000	27,263
NVR, Inc.
3.950%, 9/15/22	27,000	28,599
PulteGroup, Inc.
5.500%, 3/1/26	120,000	136,789
Whirlpool Corp.
4.000%, 3/1/24	30,000	32,867

		912,791

Internet & Direct Marketing Retail (0.2%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	200,000	223,784
Amazon.com, Inc.
2.400%, 2/22/23	100,000	104,708
3.800%, 12/5/24	50,000	56,472
5.200%, 12/3/25	100,000	122,365
3.150%, 8/22/27	50,000	56,796
1.500%, 6/3/30	85,000	86,279
3.875%, 8/22/37	130,000	161,586
Booking Holdings, Inc.
2.750%, 3/15/23	50,000	52,533
3.650%, 3/15/25	395,000	436,656
4.100%, 4/13/25	217,000	243,833
4.500%, 4/13/27	200,000	233,128
eBay, Inc.
2.600%, 7/15/22	45,000	46,481
1.900%, 3/11/25	70,000	72,737
Expedia Group, Inc.
3.800%, 2/15/28	109,000	109,479
3.250%, 2/15/30	330,000	316,097

		2,322,934

Leisure Products (0.1%)
Hasbro, Inc.
2.600%, 11/19/22	211,000	218,016
3.500%, 9/15/27	15,000	15,765
3.900%, 11/19/29	262,000	275,541

		509,322

Multiline Retail (0.0%)
Dollar General Corp.
4.150%, 11/1/25	75,000	86,157
4.125%, 4/3/50	14,000	16,695
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	112,881
Target Corp.
2.900%, 1/15/22	27,000	27,914
3.375%, 4/15/29	100,000	116,421

		360,068

Specialty Retail (0.2%)
AutoNation, Inc.
3.500%, 11/15/24	25,000	26,385
Home Depot, Inc. (The)
2.625%, 6/1/22	100,000	103,667
2.125%, 9/15/26	65,000	69,983
2.950%, 6/15/29	267,000	301,605
Lowe’s Cos., Inc.
4.000%, 4/15/25	214,000	243,327
2.500%, 4/15/26	100,000	108,663
3.650%, 4/5/29	200,000	230,068
4.550%, 4/5/49	47,000	59,713
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	59,183
TJX Cos., Inc. (The)
3.500%, 4/15/25	200,000	222,982
3.875%, 4/15/30	200,000	236,529

		1,662,105

Textiles, Apparel & Luxury Goods (0.0%)
NIKE, Inc.
2.250%, 5/1/23	36,000	37,601
2.750%, 3/27/27(x)	162,000	179,869
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	15,676
VF Corp.
2.950%, 4/23/30	200,000	217,432

		450,578

Total Consumer Discretionary		15,983,250

Consumer Staples (1.5%)
Beverages (0.6%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	378,000	454,519
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	250,000	282,451
4.750%, 1/23/29	250,000	303,926
3.500%, 6/1/30	147,000	167,337
4.900%, 1/23/31	579,000	723,245
4.500%, 6/1/50	600,000	716,621
Bacardi Ltd.
4.450%, 5/15/25§	500,000	559,121
Coca-Cola Co. (The)
3.200%, 11/1/23	62,000	67,286
2.900%, 5/25/27	50,000	55,921
2.125%, 9/6/29	200,000	213,491
2.500%, 6/1/40	55,000	57,454
2.750%, 6/1/60	100,000	101,405
Constellation Brands, Inc.
2.650%, 11/7/22	100,000	103,760
4.250%, 5/1/23	25,000	27,225
Diageo Capital plc
2.375%, 10/24/29	200,000	212,766
Keurig Dr Pepper, Inc.
4.057%, 5/25/23	200,000	217,722
4.417%, 5/25/25	94,000	108,873
3.200%, 5/1/30	60,000	67,298
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	105,959
5.000%, 5/1/42(x)	23,000	25,908
PepsiCo, Inc.
1.700%, 10/6/21	125,000	126,514
2.750%, 3/1/23	62,000	65,426
2.750%, 4/30/25	75,000	81,895
3.000%, 10/15/27	100,000	112,485
4.000%, 5/2/47	38,000	47,810
Suntory Holdings Ltd.
2.550%, 6/28/22§	400,000	409,473

		5,415,891

Food & Staples Retailing (0.2%)
Alimentation Couche-Tard, Inc.
3.550%, 7/26/27§	140,000	154,607

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Costco Wholesale Corp.
2.300%, 5/18/22		$50,000	$51,418
1.600%, 4/20/30		200,000	203,472
Kroger Co. (The)
2.800%, 8/1/22(x)		25,000	25,977
2.650%, 10/15/26		50,000	54,235
4.500%, 1/15/29		25,000	30,853
Sysco Corp.
5.650%, 4/1/25		800,000	942,717
3.250%, 7/15/27		50,000	54,296
Walgreen Co.
3.100%, 9/15/22		36,000	37,670
Walgreens Boots Alliance, Inc.
3.800%, 11/18/24		50,000	54,969
3.450%, 6/1/26		75,000	81,401
Walmart, Inc.
2.550%, 4/11/23		54,000	56,756
3.400%, 6/26/23		25,000	26,970
3.300%, 4/22/24		37,000	40,303
2.650%, 12/15/24		50,000	54,091
3.050%, 7/8/26		40,000	45,033
3.700%, 6/26/28		50,000	58,956
3.250%, 7/8/29		200,000	233,484
2.375%, 9/24/29		25,000	27,393

			2,234,601

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26		50,000	54,127
Bunge Ltd. Finance Corp.
4.350%, 3/15/24		50,000	55,044
Campbell Soup Co.
3.300%, 3/15/21		600,000	607,654
3.650%, 3/15/23		15,000	16,007
4.150%, 3/15/28		25,000	28,934
Conagra Brands, Inc.
3.200%, 1/25/23		29,000	30,529
4.850%, 11/1/28		225,000	274,603
Danone SA
2.589%, 11/2/23§		600,000	632,281
General Mills, Inc.
2.600%, 10/12/22		25,000	25,983
3.700%, 10/17/23		20,000	21,768
4.200%, 4/17/28		215,000	253,588
Hershey Co. (The)
3.375%, 5/15/23		25,000	26,806
J M Smucker Co. (The)
3.500%, 10/15/21		36,000	37,098
2.375%, 3/15/30		15,000	15,669
Kellogg Co.
2.650%, 12/1/23		42,000	44,446
Mondelez International, Inc.
3.625%, 2/13/26		100,000	112,971
2.750%, 4/13/30		64,000	69,398
Tyson Foods, Inc.
4.500%, 6/15/22		91,000	95,473
Unilever Capital Corp.
3.000%, 3/7/22		100,000	103,586
2.900%, 5/5/27		100,000	111,374

			2,617,339

Household Products (0.0%)
Clorox Co. (The)
3.500%, 12/15/24		25,000	27,660
3.100%, 10/1/27		8,000	8,957
1.800%, 5/15/30		15,000	15,445
Colgate-Palmolive Co.
3.250%, 3/15/24		62,000	67,829
Kimberly-Clark Corp.
3.950%, 11/1/28		10,000	12,042
3.200%, 4/25/29		50,000	57,390
Procter & Gamble Co. (The)
1.700%, 11/3/21		125,000	126,965

			316,288

Personal Products (0.0%)
Estee Lauder Cos., Inc. (The)
2.000%, 12/1/24		10,000	10,519

Tobacco (0.4%)
Altria Group, Inc.
2.850%, 8/9/22		45,000	46,800
4.000%, 1/31/24		75,000	82,383
3.800%, 2/14/24		110,000	120,227
4.400%, 2/14/26		258,000	296,868
2.625%, 9/16/26		97,000	104,033
4.800%, 2/14/29		40,000	47,217
3.125%, 6/15/31	EUR	100,000	133,889
5.800%, 2/14/39		$153,000	194,686
BAT Capital Corp.
2.764%, 8/15/22		50,000	51,831
3.222%, 8/15/24		450,000	480,513
2.789%, 9/6/24		32,000	33,798
3.215%, 9/6/26		87,000	93,224
3.557%, 8/15/27		100,000	107,601
2.259%, 3/25/28		25,000	25,118
5.282%, 4/2/50		82,000	96,276
BAT International Finance plc
3.250%, 6/7/22§		400,000	416,924
3.500%, 6/15/22§		400,000	418,834
Imperial Brands Finance plc
3.125%, 7/26/24§		500,000	528,058
Philip Morris International, Inc.
2.625%, 2/18/22		15,000	15,411
2.625%, 3/6/23		36,000	37,775
3.250%, 11/10/24		150,000	164,253
1.450%, 8/1/39	EUR	125,000	144,905
3.875%, 8/21/42		$5,000	5,811
Reynolds American, Inc.
4.450%, 6/12/25		282,000	317,216
5.850%, 8/15/45		29,000	35,208

			3,998,859

Total Consumer Staples			14,593,497

Energy (1.8%)
Energy Equipment & Services (0.0%)
Baker Hughes a GE Co. LLC
3.337%, 12/15/27		100,000	105,781
Halliburton Co.
3.500%, 8/1/23		3,000	3,175
3.800%, 11/15/25		7,000	7,585
Odebrecht Drilling Norbe VIII/IX Ltd.
6.350%, 12/1/21(m)		24,669	21,956
7.350%, 12/1/26 PIK(m)		186,911	46,159
Odebrecht Offshore Drilling Finance Ltd.
6.720%, 12/1/22§		84,262	75,783
7.720%, 12/1/26 PIK§		535,661	49,603
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 10/30/20(y)§		163,662	164
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25		25,000	25,226

			335,432

Oil, Gas & Consumable Fuels (1.8%)
Boardwalk Pipelines LP
4.800%, 5/3/29		20,000	21,765
3.400%, 2/15/31		500,000	491,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
BP Capital Markets America, Inc.
3.245%, 5/6/22		$54,000	$56,329
3.790%, 2/6/24		30,000	32,784
3.410%, 2/11/26		12,000	13,353
3.119%, 5/4/26		59,000	64,907
3.588%, 4/14/27		100,000	111,457
4.234%, 11/6/28		200,000	236,214
BP Capital Markets plc
2.500%, 11/6/22		27,000	28,052
2.750%, 5/10/23(x)		125,000	131,724
3.814%, 2/10/24		357,000	391,270
3.119%, 5/4/26		77,000	83,831
3.279%, 9/19/27		50,000	55,459
Cameron LNG LLC
3.302%, 1/15/35§		278,000	313,700
3.402%, 1/15/38§		95,000	104,078
Canadian Natural Resources Ltd.
2.950%, 1/15/23		50,000	51,997
Cheniere Corpus Christi Holdings LLC
7.000%, 6/30/24		180,000	206,651
5.875%, 3/31/25		149,000	169,826
5.125%, 6/30/27		190,000	211,552
3.700%, 11/15/29§		230,000	239,487
Chevron Corp.
2.355%, 12/5/22		27,000	27,990
3.191%, 6/24/23		75,000	80,113
2.895%, 3/3/24		150,000	161,128
2.954%, 5/16/26		50,000	55,521
Chevron USA, Inc.
0.687%, 8/12/25		65,000	64,649
2.343%, 8/12/50		63,000	58,802
Cimarex Energy Co.
4.375%, 3/15/29		100,000	102,911
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23		128,000	133,920
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25		200,000	220,096
Concho Resources, Inc.
3.750%, 10/1/27		124,000	133,184
4.300%, 8/15/28		170,000	186,930
ConocoPhillips Co.
6.950%, 4/15/29		200,000	277,909
Diamondback Energy, Inc.
2.875%, 12/1/24		30,000	30,283
4.750%, 5/31/25		7,000	7,536
3.500%, 12/1/29		342,000	329,514
Ecopetrol SA
5.875%, 9/18/23		75,000	82,406
5.375%, 6/26/26		130,000	143,102
6.875%, 4/29/30		231,000	276,276
Enbridge, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 0.770%, 2/18/22(k)		600,000	599,161
3.700%, 7/15/27		50,000	55,398
Energen Corp.
4.625%, 9/1/21		50,000	50,500
Energy Transfer Operating LP
5.200%, 2/1/22		54,000	55,923
5.875%, 1/15/24		100,000	109,500
4.050%, 3/15/25		100,000	105,584
2.900%, 5/15/25		600,000	602,313
Energy Transfer Partners LP
5.875%, 3/1/22		40,000	41,866
5.000%, 10/1/22		160,000	168,791
Enterprise Products Operating LLC
3.350%, 3/15/23		64,000	67,820
3.700%, 2/15/26		100,000	112,573
2.800%, 1/31/30		30,000	31,775
7.550%, 4/15/38		16,000	23,181
4.850%, 8/15/42		64,000	72,868
4.850%, 3/15/44		78,000	88,643
4.200%, 1/31/50		40,000	41,960
EOG Resources, Inc.
4.150%, 1/15/26		53,000	60,604
4.375%, 4/15/30		200,000	235,739
Equinor ASA
1.750%, 1/22/26		55,000	57,005
3.625%, 9/10/28		100,000	117,433
Exxon Mobil Corp.
2.397%, 3/6/22		100,000	102,805
2.019%, 8/16/24		50,000	52,372
3.043%, 3/1/26		50,000	55,305
2.275%, 8/16/26		200,000	213,327
1.408%, 6/26/39	EUR	200,000	231,120
Husky Energy, Inc.
4.000%, 4/15/24		$100,000	106,256
Kinder Morgan Energy Partners LP
5.000%, 10/1/21		45,000	46,470
3.950%, 9/1/22		45,000	47,348
4.250%, 9/1/24		75,000	82,862
Kinder Morgan, Inc.
5.300%, 12/1/34		129,000	151,339
Magellan Midstream Partners LP
3.250%, 6/1/30		15,000	16,045
Marathon Oil Corp.
2.800%, 11/1/22		36,000	36,618
Marathon Petroleum Corp.
4.500%, 5/1/23		259,000	279,524
5.125%, 12/15/26		100,000	116,115
3.800%, 4/1/28		15,000	16,202
5.850%, 12/15/45		25,000	29,333
5.000%, 9/15/54		65,000	69,420
Midwest Connector Capital Co. LLC
3.625%, 4/1/22§		600,000	603,052
MPLX LP
3.500%, 12/1/22		25,000	26,239
4.000%, 2/15/25		100,000	108,851
4.000%, 3/15/28(x)		200,000	216,797
NGPL PipeCo LLC
4.375%, 8/15/22§		107,000	111,069
4.875%, 8/15/27§		256,000	281,816
Northwest Pipeline LLC
4.000%, 4/1/27		366,000	409,539
Occidental Petroleum Corp.
6.950%, 7/1/24		300,000	289,965
3.200%, 8/15/26		600,000	474,750
ONEOK Partners LP
3.375%, 10/1/22		36,000	37,407
ONEOK, Inc.
5.850%, 1/15/26		65,000	74,641
4.350%, 3/15/29		50,000	52,059
Petroleos Mexicanos
4.250%, 1/15/25		22,000	20,386
4.500%, 1/23/26		44,000	38,949
6.950%, 1/28/60(m)		138,000	106,743
Phillips 66
(ICE LIBOR USD 3 Month + 0.60%), 0.834%, 2/26/21(k)		600,000	599,776
4.300%, 4/1/22		73,000	76,999
Phillips 66 Partners LP
3.550%, 10/1/26		25,000	26,411
Pioneer Natural Resources Co.
1.900%, 8/15/30		108,000	100,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Plains All American Pipeline LP
4.500%, 12/15/26		$50,000	$53,107
Rio Oil Finance Trust
Series 2014-1
9.250%, 7/6/24§		204,394	220,490
Sabine Pass Liquefaction LLC
5.625%, 4/15/23(e)		165,000	180,736
5.750%, 5/15/24		150,000	169,352
5.625%, 3/1/25		774,000	883,025
5.875%, 6/30/26		53,000	62,673
4.200%, 3/15/28		411,000	444,855
Spectra Energy Partners LP
4.750%, 3/15/24		50,000	55,603
Suncor Energy, Inc.
3.600%, 12/1/24		50,000	54,518
6.800%, 5/15/38		77,000	102,528
Sunoco Logistics Partners Operations LP
5.950%, 12/1/25(x)		35,000	40,102
Total Capital International SA
2.875%, 2/17/22		45,000	46,492
3.700%, 1/15/24		128,000	140,169
3.750%, 4/10/24		75,000	82,866
3.455%, 2/19/29		100,000	114,848
TransCanada PipeLines Ltd.
2.500%, 8/1/22		32,000	33,002
4.250%, 5/15/28		100,000	115,018
6.100%, 6/1/40		91,000	123,921
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		162,000	209,495
4.000%, 3/15/28		190,000	213,862
4.600%, 3/15/48		23,000	26,153
3.950%, 5/15/50§		91,000	95,204
Valero Energy Corp.
2.850%, 4/15/25		100,000	104,738
4.000%, 4/1/29		65,000	70,815
Williams Cos., Inc. (The)
3.700%, 1/15/23		10,000	10,643
4.500%, 11/15/23		50,000	54,693
4.300%, 3/4/24		50,000	54,526
4.550%, 6/24/24		25,000	27,636
7.750%, 6/15/31		35,000	45,989
Series A
7.500%, 1/15/31		45,000	59,081

			17,291,478

Total Energy			17,626,910

Financials (10.3%)
Banks (6.3%)
Banco de Credito del Peru
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30(k)§		42,000	42,000
Banco Espirito Santo SA
4.000%, 1/21/19(h)(m)(r)	EUR	900,000	137,177
Banco Santander Chile
2.700%, 1/10/25§		$500,000	526,350
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 4/17/25§		200,000	221,470
Banco Santander SA
3.125%, 2/23/23		200,000	209,554
2.706%, 6/27/24		200,000	211,636
3.306%, 6/27/29		200,000	217,367
Bancolombia SA
3.000%, 1/29/25		200,000	199,950
Bank of America Corp.
5.875%, 1/5/21		60,000	60,860
(ICE LIBOR USD 3 Month + 0.63%), 2.328%, 10/1/21(k)		320,000	320,017
(ICE LIBOR USD 3 Month + 0.37%), 2.738%, 1/23/22(k)		210,000	211,468
(ICE LIBOR USD 3 Month + 0.63%), 3.499%, 5/17/22(k)		1,239,000	1,261,643
3.300%, 1/11/23		100,000	105,969
(ICE LIBOR USD 3 Month + 1.00%), 1.263%, 4/24/23(k)		400,000	403,927
(ICE LIBOR USD 3 Month + 1.02%), 2.881%, 4/24/23(k)		300,000	310,033
(ICE LIBOR USD 3 Month + 0.79%), 3.004%, 12/20/23(k)		345,000	362,039
4.125%, 1/22/24		62,000	68,664
(ICE LIBOR USD 3 Month + 0.79%), 1.038%, 3/5/24(k)		300,000	302,280
4.000%, 4/1/24		50,000	55,302
(ICE LIBOR USD 3 Month + 0.94%), 3.864%, 7/23/24(k)		204,000	221,005
4.000%, 1/22/25		149,000	165,978
(ICE LIBOR USD 3 Month + 0.97%), 3.458%, 3/15/25(k)		150,000	162,435
(SOFR + 0.91%), 0.981%, 9/25/25(k)		50,000	49,986
(ICE LIBOR USD 3 Month + 0.87%), 2.456%, 10/22/25(k)		137,000	144,243
(ICE LIBOR USD 3 Month + 0.81%), 3.366%, 1/23/26(k)		145,000	158,314
(ICE LIBOR USD 3 Month + 0.64%), 2.015%, 2/13/26(k)		100,000	103,502
4.450%, 3/3/26		193,000	222,299
3.500%, 4/19/26		125,000	139,930
(ICE LIBOR USD 3 Month + 1.58%), 3.824%, 1/20/28(k)		502,000	568,442
(ICE LIBOR USD 3 Month + 1.51%), 3.705%, 4/24/28(k)		259,000	291,609
(ICE LIBOR USD 3 Month + 1.37%), 3.593%, 7/21/28(k)		601,000	671,908
(ICE LIBOR USD 3 Month + 1.04%), 3.419%, 12/20/28(k)		507,000	563,967
(ICE LIBOR USD 3 Month + 1.31%), 4.271%, 7/23/29(k)		178,000	208,713
(ICE LIBOR USD 3 Month + 1.18%), 3.194%, 7/23/30(k)		88,000	96,551
(ICE LIBOR USD 3 Month + 1.19%), 2.884%, 10/22/30(k)		114,000	122,448
(ICE LIBOR USD 3 Month + 0.99%), 2.496%, 2/13/31(k)		300,000	311,898
(SOFR + 2.15%), 2.592%, 4/29/31(k)		151,000	159,085
(ICE LIBOR USD 3 Month + 1.32%), 4.078%, 4/23/40(k)		39,000	46,339
Series FF
(ICE LIBOR USD 3 Month + 2.93%), 5.875%, 3/15/28(k)(y)		100,000	107,770
Series L
3.950%, 4/21/25		187,000	207,835
Bank of Montreal
2.900%, 3/26/22		50,000	51,889
2.350%, 9/11/22		100,000	103,881
2.550%, 11/6/22		27,000	28,208
Series E
3.300%, 2/5/24		50,000	54,107
Bank of Nova Scotia (The)
1.950%, 2/1/23		200,000	205,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.400%, 2/11/24		$100,000	$108,756
4.500%, 12/16/25		100,000	115,415
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 1.232%, 7/20/23(k)§		600,000	606,767
Barclays Bank plc
7.625%, 11/21/22		900,000	990,193
Barclays plc
(ICE LIBOR USD 3 Month + 2.11%), 2.353%, 8/10/21(k)		900,000	915,019
(ICE LIBOR USD 3 Month + 1.63%), 1.898%, 1/10/23(k)		600,000	603,751
3.684%, 1/10/23		200,000	206,026
3.650%, 3/16/25		200,000	215,447
(ICE LIBOR USD 3 Month + 2.45%), 2.852%, 5/7/26(k)		200,000	207,189
3.250%, 2/12/27(m)	GBP	500,000	689,055
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31(k)		$304,000	302,938
BNP Paribas SA
3.250%, 3/3/23		45,000	48,038
(SOFR + 2.07%), 2.219%, 6/9/26(k)§		200,000	206,125
4.400%, 8/14/28§		237,000	276,403
(SOFR + 1.61%), 1.904%, 9/30/28(k)§		700,000	699,914
(SOFR + 1.51%), 3.052%, 1/13/31(k)§		200,000	214,477
Canadian Imperial Bank of Commerce
3.100%, 4/2/24		100,000	107,840
Citibank NA
(ICE LIBOR USD 3 Month + 0.60%), 2.844%, 5/20/22(k)		600,000	608,816
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.96%), 1.204%, 4/25/22(k)		700,000	706,003
2.750%, 4/25/22		150,000	155,078
2.700%, 10/27/22		50,000	52,184
3.375%, 3/1/23		50,000	53,138
3.875%, 10/25/23		75,000	81,973
(SOFR + 1.67%), 1.678%, 5/15/24(k)		750,000	768,184
3.750%, 6/16/24		75,000	82,615
4.000%, 8/5/24		50,000	54,859
4.400%, 6/10/25		172,000	193,069
4.600%, 3/9/26		80,000	91,354
3.400%, 5/1/26		100,000	110,808
3.200%, 10/21/26		529,000	582,349
4.450%, 9/29/27		200,000	231,946
(ICE LIBOR USD 3 Month + 1.39%), 3.668%, 7/24/28(k)		297,000	333,211
(ICE LIBOR USD 3 Month + 1.19%), 4.075%, 4/23/29(k)		356,000	407,974
(ICE LIBOR USD 3 Month + 1.34%), 3.980%, 3/20/30(k)		150,000	172,449
(SOFR + 1.42%), 2.976%, 11/5/30(k)		690,000	743,589
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	110,195
3.250%, 4/30/30		102,000	111,981
Comerica, Inc.
4.000%, 2/1/29		50,000	56,737
Cooperatieve Rabobank UA
3.875%, 2/8/22		91,000	95,265
2.750%, 1/10/23		250,000	262,767
Credit Agricole SA
3.750%, 4/24/23§		500,000	535,680
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 9/15/22		500,000	528,166
4.550%, 4/17/26		250,000	291,235
Danske Bank A/S
5.000%, 1/12/22§		602,000	632,248
5.375%, 1/12/24§		700,000	787,650
Discover Bank
4.200%, 8/8/23		500,000	546,408
4.650%, 9/13/28		250,000	294,313
Fifth Third Bancorp
2.375%, 1/28/25		50,000	52,921
Fifth Third Bank
1.800%, 1/30/23		250,000	256,955
Grupo Aval Ltd.
4.750%, 9/26/22(m)		200,000	205,000
HSBC Holdings plc
4.000%, 3/30/22		91,000	95,421
(ICE LIBOR USD 3 Month + 1.06%), 3.262%, 3/13/23(k)		200,000	206,858
(ICE LIBOR USD 3 Month + 1.14%), 2.633%, 11/7/25(k)		200,000	206,880
4.300%, 3/8/26		200,000	224,854
(ICE LIBOR USD 3 Month + 1.35%), 4.292%, 9/12/26(k)		405,000	451,548
(ICE LIBOR USD 3 Month + 1.53%), 4.583%, 6/19/29(k)		214,000	245,805
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22		250,000	259,844
ING Groep NV
4.100%, 10/2/23		250,000	273,631
3.550%, 4/9/24		200,000	217,564
4.625%, 1/6/26§		250,000	292,741
JPMorgan Chase & Co.
3.250%, 9/23/22		64,000	67,643
2.972%, 1/15/23		200,000	206,401
3.200%, 1/25/23		54,000	57,340
(ICE LIBOR USD 3 Month + 0.70%), 3.207%, 4/1/23(k)		80,000	83,064
(ICE LIBOR USD 3 Month + 0.94%), 2.776%, 4/25/23(k)		50,000	51,695
2.700%, 5/18/23		50,000	52,634
3.875%, 2/1/24		100,000	110,284
(ICE LIBOR USD 3 Month + 0.73%), 3.559%, 4/23/24(k)		15,000	16,049
(ICE LIBOR USD 3 Month + 0.89%), 3.797%, 7/23/24(k)		107,000	115,806
3.875%, 9/10/24		148,000	163,942
(ICE LIBOR USD 3 Month + 1.16%), 3.220%, 3/1/25(k)		118,000	126,922
3.900%, 7/15/25		270,000	304,373
(SOFR + 1.59%), 2.005%, 3/13/26(k)		551,000	570,934
(SOFR + 1.85%), 2.083%, 4/22/26(k)		250,000	260,415
2.950%, 10/1/26		100,000	110,052
4.125%, 12/15/26		125,000	145,022
(ICE LIBOR USD 3 Month + 1.34%), 3.782%, 2/1/28(k)		1,289,000	1,453,381
(ICE LIBOR USD 3 Month + 1.38%), 3.540%, 5/1/28(k)		427,000	477,374
(SOFR + 1.89%), 2.182%, 6/1/28(k)		700,000	730,022
(ICE LIBOR USD 3 Month + 0.95%), 3.509%, 1/23/29(k)		141,000	158,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
(ICE LIBOR USD 3 Month + 1.33%), 4.452%, 12/5/29(k)		$413,000	$494,734
(SOFR + 1.51%), 2.739%, 10/15/30(k)		200,000	214,095
(SOFR + 2.04%), 2.522%, 4/22/31(k)		250,000	264,684
4.850%, 2/1/44		44,000	59,630
KeyBank NA
3.300%, 2/1/22		250,000	259,574
KeyCorp
4.100%, 4/30/28		23,000	26,861
2.550%, 10/1/29		50,000	52,744
Korea Development Bank (The)
4.625%, 11/16/21		50,000	52,312
2.125%, 10/1/24		200,000	209,270
Kreditanstalt fuer Wiederaufbau
2.000%, 11/30/21		150,000	153,112
2.625%, 1/25/22		91,000	93,881
2.500%, 2/15/22		100,000	103,129
2.125%, 6/15/22		100,000	103,249
2.375%, 12/29/22		135,000	141,467
2.125%, 1/17/23		118,000	123,100
1.625%, 2/15/23		375,000	387,309
0.250%, 10/19/23		100,000	100,012
2.500%, 11/20/24		125,000	136,020
2.875%, 4/3/28		90,000	104,277
0.750%, 9/30/30		105,000	104,185
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	79,665
1.750%, 7/27/26		75,000	80,148
0.875%, 9/3/30		100,000	100,010
Series 37
2.500%, 11/15/27(x)		50,000	56,410
Series 40
0.500%, 5/27/25		30,000	30,096
Lloyds Banking Group plc
3.900%, 3/12/24		500,000	542,507
4.500%, 11/4/24		200,000	217,649
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 1.490%, 3/7/25(k)	AUD	700,000	494,011
4.000%, 3/7/25		800,000	625,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25(k)		$200,000	217,604
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26(k)		200,000	206,630
3.750%, 1/11/27		200,000	220,838
Mitsubishi UFJ Financial Group, Inc.
2.998%, 2/22/22		72,000	74,393
2.665%, 7/25/22		50,000	51,783
(ICE LIBOR USD 3 Month + 0.74%), 0.981%, 3/2/23(k)		500,000	502,332
3.455%, 3/2/23		845,000	899,716
3.761%, 7/26/23		50,000	54,162
2.801%, 7/18/24		200,000	213,920
2.193%, 2/25/25		437,000	458,109
3.741%, 3/7/29		100,000	114,393
Mizuho Financial Group, Inc.
2.632%, 4/12/21§		200,000	202,385
3.549%, 3/5/23		500,000	533,030
(ICE LIBOR USD 3 Month + 0.99%), 1.241%, 7/10/24(k)		600,000	603,513
(ICE LIBOR USD 3 Month + 1.10%), 2.555%, 9/13/25(k)		325,000	341,427
(ICE LIBOR USD 3 Month + 0.83%), 2.226%, 5/25/26(k)		600,000	623,067
3.663%, 2/28/27		200,000	224,667
4.018%, 3/5/28		500,000	578,426
(ICE LIBOR USD 3 Month + 1.51%), 2.201%, 7/10/31(k)		311,000	313,873
MUFG Americas Holdings Corp.
3.500%, 6/18/22		45,000	47,333
Natwest Group plc
3.875%, 9/12/23		700,000	750,540
6.000%, 12/19/23		40,000	44,859
5.125%, 5/28/24		40,000	43,660
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30(k)		200,000	238,533
Oesterreichische Kontrollbank AG
3.125%, 11/7/23		50,000	54,305
0.375%, 9/17/25		90,000	89,721
Oversea-Chinese Banking Corp. Ltd.
(ICE LIBOR USD 3 Month + 0.45%), 0.730%, 5/17/21(k)§		500,000	500,225
PNC Bank NA
2.625%, 2/17/22		125,000	128,666
4.050%, 7/26/28		250,000	291,315
PNC Financial Services Group, Inc. (The)
3.900%, 4/29/24		75,000	82,703
Royal Bank of Canada
2.800%, 4/29/22		25,000	25,952
1.950%, 1/17/23		65,000	67,080
2.550%, 7/16/24		25,000	26,693
4.650%, 1/27/26		75,000	88,538
Santander Holdings USA, Inc.
3.400%, 1/18/23		50,000	52,420
3.450%, 6/2/25		50,000	53,328
4.500%, 7/17/25		50,000	55,297
Santander UK Group Holdings plc
3.125%, 1/8/21		50,000	50,355
2.875%, 8/5/21		744,000	758,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26(k)		200,000	196,938
Santander UK plc
4.000%, 3/13/24		50,000	55,107
2.875%, 6/18/24		200,000	213,147
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	561,406
Societe Generale SA
4.250%, 9/14/23§		500,000	540,087
Sumitomo Mitsui Financial Group, Inc.
2.784%, 7/12/22		100,000	103,833
2.778%, 10/18/22		25,000	26,092
2.696%, 7/16/24		211,000	223,949
2.448%, 9/27/24		700,000	739,705
2.348%, 1/15/25		400,000	420,342
1.474%, 7/8/25		600,000	611,001
3.784%, 3/9/26		100,000	113,542
3.364%, 7/12/27		100,000	110,652
3.352%, 10/18/27		100,000	110,444
3.202%, 9/17/29		50,000	54,666
2.142%, 9/23/30		100,000	98,765
Svenska Handelsbanken AB
3.900%, 11/20/23		250,000	276,241
Toronto-Dominion Bank (The)
1.900%, 12/1/22		50,000	51,606
3.250%, 3/11/24		100,000	108,628
1.150%, 6/12/25		50,000	50,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Truist Bank
2.450%, 8/1/22	$100,000	$103,709
3.200%, 4/1/24	50,000	54,088
2.150%, 12/6/24	250,000	264,340
4.050%, 11/3/25	20,000	23,201
Truist Financial Corp.
2.750%, 4/1/22	200,000	206,596
3.750%, 12/6/23	25,000	27,357
2.850%, 10/26/24	25,000	27,109
UniCredit SpA
7.830%, 12/4/23§	1,000,000	1,170,441
US Bancorp
2.950%, 7/15/22	45,000	46,933
3.700%, 1/30/24	75,000	82,380
3.000%, 7/30/29	32,000	35,534
Series V
2.375%, 7/22/26	150,000	163,375
US Bank NA
2.850%, 1/23/23	250,000	263,743
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 1.182%, 2/11/22(k)	400,000	400,969
3.500%, 3/8/22	36,000	37,556
2.625%, 7/22/22	75,000	77,768
3.750%, 1/24/24	50,000	54,293
(SOFR + 1.60%), 1.654%, 6/2/24(k)	100,000	101,918
3.000%, 2/19/25	100,000	107,995
3.550%, 9/29/25	189,000	210,435
(ICE LIBOR USD 3 Month + 0.83%), 2.406%, 10/30/25(k)	95,000	99,202
(ICE LIBOR USD 3 Month + 0.75%), 2.164%, 2/11/26(k)	798,000	827,467
3.000%, 4/22/26	50,000	54,396
3.000%, 10/23/26	487,000	529,182
4.300%, 7/22/27	100,000	114,109
(ICE LIBOR USD 3 Month + 1.31%), 3.584%, 5/22/28(k)	142,000	158,199
(SOFR + 2.10%), 2.393%, 6/2/28(k)	38,000	39,612
4.150%, 1/24/29	200,000	234,676
(ICE LIBOR USD 3 Month + 1.17%), 2.879%, 10/30/30(k)	156,000	166,736
(ICE LIBOR USD 3 Month + 1.00%), 2.572%, 2/11/31(k)	713,000	746,659
(SOFR + 2.53%), 3.068%, 4/30/41(k)	210,000	217,944
Series M
3.450%, 2/13/23	54,000	57,246
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.61%), 2.897%, 5/27/22(k)	600,000	609,379
Westpac Banking Corp.
2.800%, 1/11/22	100,000	103,160
2.500%, 6/28/22	50,000	51,861
3.300%, 2/26/24	100,000	108,696
2.700%, 8/19/26	75,000	82,278

		62,463,301

Capital Markets (1.9%)
Affiliated Managers Group, Inc.
4.250%, 2/15/24	50,000	54,934
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	218,778
Ares Capital Corp.
3.625%, 1/19/22	50,000	51,441
Bank of New York Mellon Corp. (The)
1.850%, 1/27/23	75,000	77,449
3.450%, 8/11/23	100,000	108,409
2.100%, 10/24/24	100,000	105,655
2.450%, 8/17/26	75,000	82,016
(ICE LIBOR USD 3 Month + 1.07%), 3.442%, 2/7/28(k)	100,000	114,417
Series 0012
3.650%, 2/4/24(x)	50,000	54,859
Series E
(ICE LIBOR USD 3 Month + 3.42%), 3.647%, 12/20/20(k)(y)	75,000	73,621
Series F
(ICE LIBOR USD 3 Month + 3.13%), 4.625%, 9/20/26(k)(y)	120,000	121,200
BlackRock, Inc.
3.500%, 3/18/24	50,000	55,133
3.250%, 4/30/29	15,000	17,356
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	55,936
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	649,115
Charles Schwab Corp. (The)
2.650%, 1/25/23	50,000	52,524
3.850%, 5/21/25	50,000	56,976
3.200%, 3/2/27	11,000	12,377
CME Group, Inc.
3.000%, 3/15/25	75,000	81,722
Credit Suisse AG
3.625%, 9/9/24	250,000	276,094
2.950%, 4/9/25	250,000	272,415
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.20%), 2.997%, 12/14/23(k)§	600,000	624,467
(ICE LIBOR USD 3 Month + 1.24%), 4.207%, 6/12/24(k)§	600,000	646,787
(SOFR + 3.73%), 4.194%, 4/1/31(k)§	590,000	679,641
Deutsche Bank AG
4.250%, 10/14/21	725,000	745,614
3.300%, 11/16/22	700,000	723,625
3.950%, 2/27/23	400,000	419,319
(SOFR + 2.58%), 3.961%, 11/26/25(k)	950,000	1,009,811
E*TRADE Financial Corp.
3.800%, 8/24/27	10,000	11,140
4.500%, 6/20/28	25,000	29,456
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	45,000	45,105
5.750%, 1/24/22	75,000	80,084
(ICE LIBOR USD 3 Month + 0.82%), 2.876%, 10/31/22(k)	75,000	76,801
(ICE LIBOR USD 3 Month + 1.05%), 2.908%, 6/5/23(k)	100,000	103,457
(ICE LIBOR USD 3 Month + 0.99%), 2.905%, 7/24/23(k)	200,000	207,722
4.000%, 3/3/24	125,000	137,508
3.500%, 1/23/25	100,000	109,362
3.750%, 5/22/25	416,000	463,145
(ICE LIBOR USD 3 Month + 1.20%), 3.272%, 9/29/25(k)	100,000	108,097
3.750%, 2/25/26	17,000	19,060
(ICE LIBOR USD 3 Month + 1.17%), 1.450%, 5/15/26(k)	291,000	293,434
3.500%, 11/16/26	65,000	71,757
(ICE LIBOR USD 3 Month + 1.75%), 1.997%, 10/28/27(k)	176,000	181,627
(ICE LIBOR USD 3 Month + 1.51%), 3.691%, 6/5/28(k)	434,000	484,880
3.800%, 3/15/30	500,000	577,349

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Intercontinental Exchange, Inc.
0.700%, 6/15/23	$90,000	$90,231
3.750%, 12/1/25	30,000	33,931
3.750%, 9/21/28	113,000	130,347
1.850%, 9/15/32	164,000	163,222
Jefferies Group LLC
5.125%, 1/20/23	18,000	19,631
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13(h)	5,000,000	50,000
Series 1
0.000%, 12/30/16(h)	10,200,000	32,385
Moody’s Corp.
4.875%, 2/15/24	23,000	26,113
3.250%, 1/15/28	32,000	35,745
Morgan Stanley
2.625%, 11/17/21	80,000	81,998
3.125%, 1/23/23	200,000	211,065
3.750%, 2/25/23	54,000	57,879
4.100%, 5/22/23	27,000	29,150
3.700%, 10/23/24	100,000	110,939
(SOFR + 1.15%), 2.720%, 7/22/25(k)	86,000	91,154
4.000%, 7/23/25	80,000	90,479
3.875%, 1/27/26	350,000	395,937
3.125%, 7/27/26	699,000	770,681
3.625%, 1/20/27	225,000	253,093
(ICE LIBOR USD 3 Month + 1.34%), 3.591%, 7/22/28(k)	384,000	430,152
(ICE LIBOR USD 3 Month + 1.14%), 3.772%, 1/24/29(k)	148,000	167,864
(ICE LIBOR USD 3 Month + 1.63%), 4.431%, 1/23/30(k)	442,000	526,182
(SOFR + 1.14%), 2.699%, 1/22/31(k)	289,000	307,656
(SOFR + 3.12%), 3.622%, 4/1/31(k)	248,000	283,430
Series F
3.875%, 4/29/24	75,000	82,658
Nasdaq, Inc.
3.850%, 6/30/26	100,000	114,846
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	842,472
2.679%, 7/16/30	215,000	219,974
Northern Trust Corp.
3.150%, 5/3/29	25,000	28,535
S&P Global, Inc.
1.250%, 8/15/30	25,000	24,630
State Street Corp.
2.650%, 5/19/26	67,000	73,379
Series H
(ICE LIBOR USD 3 Month + 2.54%), 5.625%, 12/15/23(k)(y)	335,000	340,862
Stifel Financial Corp.
4.000%, 5/15/30	700,000	768,161
TD Ameritrade Holding Corp.
3.750%, 4/1/24	25,000	27,628
3.300%, 4/1/27	30,000	33,734
UBS AG
7.625%, 8/17/22	400,000	445,000
UBS Group AG
(ICE LIBOR USD 3 Month + 0.95%), 2.859%, 8/15/23(k)§	680,000	704,314
(USD Swap Semi 5 Year + 4.34%), 7.000%, 1/31/24(k)(y)§	200,000	212,750
4.125%, 9/24/25§	215,000	244,747
4.125%, 4/15/26§	200,000	230,170

		19,224,799

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
3.500%, 5/26/22	150,000	151,378
4.125%, 7/3/23	150,000	152,339
Ally Financial, Inc.
5.800%, 5/1/25	200,000	231,147
American Express Co.
3.700%, 11/5/21	50,000	51,667
3.400%, 2/27/23	25,000	26,577
3.700%, 8/3/23	150,000	162,324
3.000%, 10/30/24	25,000	27,078
American Express Credit Corp.
3.300%, 5/3/27	265,000	298,973
American Honda Finance Corp.
1.950%, 5/20/22	65,000	66,529
0.650%, 9/8/23	40,000	39,871
3.550%, 1/12/24	25,000	27,211
2.150%, 9/10/24	100,000	104,998
Avolon Holdings Funding Ltd.
3.950%, 7/1/24§	400,000	380,755
Capital One Financial Corp.
3.900%, 1/29/24	156,000	170,209
3.300%, 10/30/24	100,000	108,137
4.200%, 10/29/25	250,000	277,434
3.800%, 1/31/28	200,000	222,877
Caterpillar Financial Services Corp.
0.950%, 5/13/22	50,000	50,484
3.650%, 12/7/23	50,000	54,840
2.850%, 5/17/24	25,000	26,967
2.150%, 11/8/24	50,000	52,846
1.100%, 9/14/27	50,000	50,023
Discover Financial Services
5.200%, 4/27/22	27,000	28,777
3.950%, 11/6/24	75,000	82,238
4.100%, 2/9/27	40,000	44,492
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 1.08%), 1.331%, 8/3/22(k)	600,000	565,800
3.087%, 1/9/23	600,000	586,500
5.125%, 6/16/25	700,000	721,875
General Motors Financial Co., Inc.
4.200%, 11/6/21	100,000	103,269
3.450%, 1/14/22	100,000	102,675
3.450%, 4/10/22	75,000	76,939
3.550%, 7/8/22	500,000	515,210
3.700%, 5/9/23	375,000	392,408
4.150%, 6/19/23	157,000	166,667
5.100%, 1/17/24	176,000	192,332
3.500%, 11/7/24	50,000	52,573
4.000%, 1/15/25	75,000	80,047
2.900%, 2/26/25	165,000	169,957
4.350%, 4/9/25	232,000	251,784
2.750%, 6/20/25	221,000	226,114
5.250%, 3/1/26	50,000	56,408
4.350%, 1/17/27	200,000	216,490
3.600%, 6/21/30	50,000	51,671
Harley-Davidson Financial Services, Inc.
3.550%, 5/21/21§	500,000	506,553
John Deere Capital Corp.
3.150%, 10/15/21	54,000	55,589
2.700%, 1/6/23	250,000	262,738
2.650%, 6/24/24	25,000	26,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
LeasePlan Corp. NV
2.875%, 10/24/24§		$600,000	$617,541
PACCAR Financial Corp.
2.650%, 5/10/22		25,000	25,911
0.800%, 6/8/23		30,000	30,244
0.350%, 8/11/23		25,000	24,968
Synchrony Financial
4.375%, 3/19/24		10,000	10,813
4.250%, 8/15/24		85,000	92,182
3.700%, 8/4/26		50,000	53,383
Toyota Motor Credit Corp.
1.800%, 10/7/21		50,000	50,652
0.450%, 7/22/22		50,000	50,110
0.500%, 8/14/23		40,000	40,067
3.200%, 1/11/27		100,000	112,022
2.150%, 2/13/30		72,000	75,584
3.375%, 4/1/30		252,000	291,006

			9,745,136

Diversified Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.000%, 2/11/23		75,000	79,400
3.125%, 3/15/26		35,000	39,006
Block Financial LLC
5.500%, 11/1/22		36,000	38,453
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Class A
Series 2012-1 A
5.125%, 11/30/22§		75,568	67,306
GE Capital Funding LLC
3.450%, 5/15/25§		600,000	640,745
4.400%, 5/15/30§		700,000	750,703
MDGH - GMTN BV
2.500%, 11/7/24§		200,000	208,500
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	108,508
NTT Finance Corp.
1.900%, 7/21/21(m)		400,000	404,640
Petronas Capital Ltd.
3.500%, 4/21/30§		200,000	223,622
Private Export Funding Corp.
Series II
2.050%, 11/15/22		46,000	47,723
Shell International Finance BV
2.375%, 8/21/22		36,000	37,339
3.400%, 8/12/23		75,000	81,139
2.875%, 5/10/26		50,000	55,155
2.500%, 9/12/26		55,000	59,783
2.375%, 11/7/29		427,000	446,628
2.750%, 4/6/30(x)		200,000	218,668
4.375%, 5/11/45		58,000	69,924
Voya Financial, Inc.
3.650%, 6/15/26		50,000	56,675

			3,633,917

Insurance (0.5%)
Aflac, Inc.
3.625%, 11/15/24		125,000	139,393
Ambac LSNI LLC
(ICE LIBOR USD 3 Month + 5.00%, 6.00% Floor), 6.000%, 2/12/23(k)§		305,943	304,413
American Financial Group, Inc.
3.500%, 8/15/26		15,000	16,205
American International Group, Inc.
4.875%, 6/1/22		36,000	38,567
2.500%, 6/30/25		50,000	53,333
3.750%, 7/10/25		500,000	558,465
4.200%, 4/1/28		25,000	29,076
4.250%, 3/15/29		25,000	29,253
3.400%, 6/30/30		50,000	55,353
Aon Corp.
2.200%, 11/15/22		20,000	20,682
4.500%, 12/15/28		177,000	213,679
3.750%, 5/2/29		186,000	214,775
Aon plc
4.600%, 6/14/44		5,000	6,328
4.750%, 5/15/45		13,000	16,920
Assurant, Inc.
4.200%, 9/27/23		600,000	646,902
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	51,731
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	85,033
CNA Financial Corp.
2.050%, 8/15/30		20,000	19,871
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30§		25,000	27,130
Globe Life, Inc.
2.150%, 8/15/30		50,000	49,922
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	56,906
Hartford Financial Services Group, Inc. (The)
5.950%, 10/15/36		21,000	28,479
4.300%, 4/15/43		20,000	23,792
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 0.730%, 6/11/21(k)§		600,000	601,217
2.375%, 9/15/22§		600,000	620,121
Kemper Corp.
2.400%, 9/30/30		25,000	24,727
Lincoln National Corp.
4.000%, 9/1/23		15,000	16,407
Loews Corp.
3.750%, 4/1/26		50,000	56,681
Markel Corp.
3.500%, 11/1/27		25,000	28,005
Marsh & McLennan Cos., Inc.
3.875%, 3/15/24		50,000	55,310
4.375%, 3/15/29		10,000	12,100
1.979%, 3/21/30	EUR	100,000	132,482
2.250%, 11/15/30		$94,000	97,853
MetLife, Inc.
4.721%, 12/15/44(e)		23,000	29,691
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	11,583
2.125%, 6/15/30		69,000	71,449
Prudential Financial, Inc.
3.500%, 5/15/24		50,000	55,165
(ICE LIBOR USD 3 Month + 4.18%), 5.875%, 9/15/42(k)		27,000	28,620
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47(k)		70,000	74,200
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	11,430
3.150%, 6/15/30		20,000	21,842
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29		50,000	56,266
Sompo International Holdings Ltd.
4.700%, 10/15/22		36,000	38,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Trinity Acquisition plc
4.400%, 3/15/26		$50,000	$57,607
Willis North America, Inc.
3.600%, 5/15/24		68,000	74,347

			4,861,497

Thrifts & Mortgage Finance (0.2%)
BPCE SA
2.750%, 12/2/21		250,000	257,028
4.000%, 9/12/23§		600,000	651,109
2.700%, 10/1/29§		250,000	268,060
Nationwide Building Society
(ICE LIBOR USD 3 Month + 1.06%), 3.766%, 3/8/24(k)§		600,000	634,965

			1,811,162

Total Financials			101,739,812

Health Care (2.2%)
Biotechnology (0.5%)
AbbVie, Inc.
3.250%, 10/1/22§		536,000	560,270
2.900%, 11/6/22		573,000	600,825
2.300%, 11/21/22§		50,000	51,720
3.850%, 6/15/24§		7,000	7,663
2.600%, 11/21/24§		612,000	648,817
3.800%, 3/15/25§		416,000	463,172
3.600%, 5/14/25		175,000	193,717
2.950%, 11/21/26§		500,000	542,255
3.200%, 11/21/29§		270,000	296,265
4.550%, 3/15/35§		172,000	209,668
4.500%, 5/14/35		32,000	38,711
4.625%, 10/1/42§		5,000	6,012
4.700%, 5/14/45		74,000	90,129
Amgen, Inc.
2.650%, 5/11/22		100,000	103,144
3.625%, 5/15/22		45,000	46,825
3.625%, 5/22/24		50,000	55,221
2.450%, 2/21/30		225,000	238,487
2.300%, 2/25/31		146,000	153,051
4.400%, 5/1/45		129,000	158,724
Baxalta, Inc.
4.000%, 6/23/25		38,000	43,278
Biogen, Inc.
2.250%, 5/1/30		359,000	367,824
Gilead Sciences, Inc.
1.950%, 3/1/22		15,000	15,289
0.750%, 9/29/23		45,000	45,095
3.650%, 3/1/26		125,000	141,139
1.200%, 10/1/27		29,000	29,123
1.650%, 10/1/30		20,000	19,949
4.800%, 4/1/44		10,000	12,897
4.750%, 3/1/46		103,000	133,548

			5,272,818

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.400%, 11/30/23		35,000	38,015
2.950%, 3/15/25		100,000	109,524
3.750%, 11/30/26		28,000	32,463
Becton Dickinson and Co.
2.894%, 6/6/22		85,000	87,581
3.300%, 3/1/23		70,000	73,615
3.700%, 6/6/27		33,000	37,292
2.823%, 5/20/30		35,000	37,778
Boston Scientific Corp.
3.375%, 5/15/22		1,000,000	1,043,463
3.450%, 3/1/24		25,000	27,079
3.750%, 3/1/26		100,000	113,378
4.000%, 3/1/29		105,000	122,204
DH Europe Finance II Sarl
1.800%, 9/18/49	EUR	100,000	117,923
Medtronic Global Holdings SCA
1.375%, 10/15/40		100,000	119,649
Medtronic, Inc.
3.150%, 3/15/22		$40,000	41,514
3.500%, 3/15/25		45,000	50,720
Stryker Corp.
3.500%, 3/15/26		50,000	56,461
1.950%, 6/15/30		200,000	203,094
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25		200,000	221,072

			2,532,825

Health Care Providers & Services (0.7%)
Aetna, Inc.
2.800%, 6/15/23		100,000	105,136
6.750%, 12/15/37		20,000	28,763
4.500%, 5/15/42		11,000	12,949
4.750%, 3/15/44		23,000	28,236
AmerisourceBergen Corp.
3.450%, 12/15/27		50,000	56,457
Anthem, Inc.
2.950%, 12/1/22		100,000	104,947
3.650%, 12/1/27		263,000	297,654
4.101%, 3/1/28		42,000	48,726
Cardinal Health, Inc.
3.500%, 11/15/24		50,000	54,991
3.410%, 6/15/27		75,000	83,359
Centene Corp.
4.750%, 5/15/22		210,000	212,625
3.000%, 10/15/30		198,000	201,217
CHRISTUS Health
Series C
4.341%, 7/1/28		52,000	60,833
Cigna Corp.
3.750%, 7/15/23		58,000	62,763
3.400%, 3/1/27		157,000	174,987
4.375%, 10/15/28		567,000	669,842
Cottage Health Obligated Group
Series 2020
3.304%, 11/1/49		22,000	24,048
CVS Health Corp.
3.700%, 3/9/23		348,000	372,278
3.375%, 8/12/24		75,000	81,718
5.000%, 12/1/24		68,000	77,600
4.100%, 3/25/25		70,000	78,991
3.875%, 7/20/25		80,000	90,199
1.300%, 8/21/27		65,000	63,937
4.300%, 3/25/28		140,000	163,271
3.250%, 8/15/29		800,000	880,173
3.750%, 4/1/30		223,000	254,029
HCA, Inc.
4.750%, 5/1/23		489,000	533,886
5.000%, 3/15/24		370,000	412,891
5.250%, 4/15/25		182,000	209,671
5.250%, 6/15/26		25,000	29,064
4.500%, 2/15/27		20,000	22,408
4.125%, 6/15/29		20,000	22,602
Humana, Inc.
3.850%, 10/1/24		50,000	55,375
3.125%, 8/15/29		54,000	59,673
Laboratory Corp. of America Holdings
3.750%, 8/23/22		20,000	21,127
3.600%, 2/1/25		200,000	221,985
McKesson Corp.
2.700%, 12/15/22		27,000	28,209
2.850%, 3/15/23		36,000	37,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.796%, 3/15/24		$50,000	$55,055
McLaren Health Care Corp.
Series A
4.386%, 5/15/48		28,000	34,636
Quest Diagnostics, Inc.
3.450%, 6/1/26		30,000	33,939
SSM Health Care Corp.
Series 2018
3.688%, 6/1/23		10,000	10,751
Sutter Health
Series 2018
3.695%, 8/15/28		7,000	7,862
UnitedHealth Group, Inc.
2.875%, 3/15/23		27,000	28,550
2.375%, 8/15/24		70,000	74,649
3.750%, 7/15/25		75,000	85,608
3.450%, 1/15/27		50,000	56,784
2.950%, 10/15/27		100,000	111,004
3.850%, 6/15/28		285,000	333,950
3.500%, 8/15/39		147,000	168,477
2.750%, 5/15/40		34,000	35,624
4.200%, 1/15/47		86,000	108,257

			7,089,582

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
3.050%, 9/22/26		188,000	207,238
2.750%, 9/15/29		65,000	70,163
PerkinElmer, Inc.
3.300%, 9/15/29		15,000	16,596
Thermo Fisher Scientific, Inc.
3.000%, 4/15/23		70,000	74,204
2.950%, 9/19/26		30,000	33,370
2.600%, 10/1/29		47,000	51,187
4.497%, 3/25/30		50,000	61,337
1.875%, 10/1/49	EUR	100,000	117,922

			632,017

Pharmaceuticals (0.6%)
AstraZeneca plc
3.125%, 6/12/27		$75,000	83,544
1.375%, 8/6/30		171,000	166,606
Bayer US Finance II LLC
3.875%, 12/15/23§		600,000	654,996
2.850%, 4/15/25§		100,000	104,687
4.250%, 12/15/25§		600,000	687,129
4.375%, 12/15/28§		200,000	234,566
Bristol-Myers Squibb Co.
2.600%, 5/16/22		50,000	51,874
2.750%, 2/15/23		50,000	52,665
2.900%, 7/26/24		155,000	167,845
3.875%, 8/15/25		100,000	114,140
3.200%, 6/15/26		25,000	28,161
3.900%, 2/20/28		50,000	59,462
5.000%, 8/15/45		39,000	54,538
4.550%, 2/20/48		24,000	32,312
Eli Lilly and Co.
3.375%, 3/15/29		30,000	34,791
GlaxoSmithKline Capital plc
2.850%, 5/8/22		45,000	46,755
2.875%, 6/1/22		100,000	103,744
3.000%, 6/1/24		70,000	75,993
3.375%, 6/1/29		35,000	40,285
GlaxoSmithKline Capital, Inc.
2.800%, 3/18/23		36,000	38,016
3.875%, 5/15/28		76,000	89,998
Johnson & Johnson
2.450%, 12/5/21		25,000	25,632
0.550%, 9/1/25		100,000	99,934
2.450%, 3/1/26		125,000	136,385
2.250%, 9/1/50		41,000	40,514
Merck & Co., Inc.
2.400%, 9/15/22		27,000	27,932
2.800%, 5/18/23		62,000	65,970
2.900%, 3/7/24		100,000	107,720
2.750%, 2/10/25		50,000	54,324
3.400%, 3/7/29		206,000	239,253
1.450%, 6/24/30		15,000	15,207
Mylan NV
3.950%, 6/15/26		50,000	56,019
Novartis Capital Corp.
2.400%, 5/17/22		100,000	103,103
3.400%, 5/6/24		50,000	55,106
Pfizer, Inc.
3.400%, 5/15/24		50,000	54,943
2.750%, 6/3/26		50,000	55,316
3.600%, 9/15/28		25,000	29,388
3.450%, 3/15/29		145,000	169,528
2.625%, 4/1/30		38,000	42,180
1.700%, 5/28/30		315,000	324,101
Royalty Pharma plc
1.200%, 9/2/25§		70,000	69,893
Sanofi
3.625%, 6/19/28		25,000	29,342
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26		50,000	55,423
Takeda Pharmaceutical Co. Ltd.
4.400%, 11/26/23		50,000	55,650
5.000%, 11/26/28		200,000	247,778
2.000%, 7/9/40	EUR	125,000	155,280
Teva Pharmaceutical Finance Netherlands III BV
6.000%, 4/15/24(x)		$600,000	610,687
Wyeth LLC
5.950%, 4/1/37		60,000	88,337
Zoetis, Inc.
3.000%, 9/12/27		50,000	55,416
2.000%, 5/15/30		50,000	51,357

			6,043,825

Total Health Care			21,571,067

Industrials (2.2%)
Aerospace & Defense (0.8%)
BAE Systems Holdings, Inc.
2.850%, 12/15/20§		31,000	31,071
3.800%, 10/7/24§		39,000	43,221
3.850%, 12/15/25§		395,000	444,014
BAE Systems plc
3.400%, 4/15/30§		200,000	222,791
Boeing Co. (The)
2.350%, 10/30/21		62,000	62,843
4.875%, 5/1/25		203,000	221,019
2.700%, 2/1/27		75,000	72,823
5.040%, 5/1/27		100,000	110,297
3.450%, 11/1/28		25,000	25,137
5.150%, 5/1/30		100,000	112,373
3.825%, 3/1/59(x)		14,000	12,298
5.930%, 5/1/60		66,000	81,617
Embraer Netherlands Finance BV
5.400%, 2/1/27		3,000	2,833
Embraer Overseas Ltd.
5.696%, 9/16/23(m)		10,000	10,130
General Dynamics Corp.
2.250%, 11/15/22		62,000	64,154
3.750%, 5/15/28		108,000	126,144
3.625%, 4/1/30		195,000	230,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Huntington Ingalls Industries, Inc.
3.844%, 5/1/25§		$125,000	$136,991
4.200%, 5/1/30§		142,000	162,242
L3Harris Technologies, Inc.
3.950%, 5/28/24		29,000	31,972
3.850%, 12/15/26		127,000	146,319
4.400%, 6/15/28		406,000	483,217
Leidos, Inc.
4.375%, 5/15/30§		214,000	250,442
Lockheed Martin Corp.
3.550%, 1/15/26		50,000	56,814
3.600%, 3/1/35		483,000	580,534
4.070%, 12/15/42		59,000	73,082
4.700%, 5/15/46		20,000	26,977
Northrop Grumman Corp.
3.250%, 8/1/23		75,000	80,859
2.930%, 1/15/25		232,000	252,150
3.200%, 2/1/27		96,000	108,416
3.250%, 1/15/28		435,000	491,667
4.750%, 6/1/43		20,000	25,949
4.030%, 10/15/47		2,000	2,442
5.250%, 5/1/50		40,000	57,345
Raytheon Technologies Corp.
2.800%, 3/15/22§		500,000	515,489
3.650%, 8/16/23		9,000	9,729
3.200%, 3/15/24§		75,000	80,438
3.150%, 12/15/24§		50,000	54,456
3.125%, 5/4/27		100,000	110,847
7.200%, 8/15/27§		27,000	36,205
7.000%, 11/1/28§		143,000	194,623
4.125%, 11/16/28		270,000	318,888
2.150%, 5/18/30	EUR	100,000	130,302
2.250%, 7/1/30		$336,000	354,964
5.400%, 5/1/35		3,000	4,081
4.200%, 12/15/44§		32,000	36,244
4.150%, 5/15/45		70,000	85,291
Spirit AeroSystems, Inc.
4.600%, 6/15/28		500,000	410,300
Textron, Inc.
3.875%, 3/1/25		525,000	564,310
4.000%, 3/15/26		25,000	27,449
3.650%, 3/15/27		45,000	48,578
3.900%, 9/17/29		214,000	239,121

			8,062,466

Air Freight & Logistics (0.1%)
FedEx Corp.
4.200%, 10/17/28		100,000	118,336
3.900%, 2/1/35		83,000	96,313
3.875%, 8/1/42		65,000	71,079
United Parcel Service, Inc.
2.500%, 4/1/23		25,000	26,215
2.400%, 11/15/26		50,000	54,361
3.400%, 3/15/29		174,000	201,835
2.500%, 9/1/29		65,000	70,801
4.450%, 4/1/30		135,000	168,908
5.200%, 4/1/40		75,000	104,226

			912,074

Airlines (0.1%)
American Airlines Pass-Through Trust, Class A
Series 2019-1 A
3.500%, 2/15/32		482,616	376,440
Southwest Airlines Co.
4.750%, 5/4/23		25,000	26,689
5.250%, 5/4/25		75,000	82,607
5.125%, 6/15/27		50,000	54,621

			540,357

Building Products (0.2%)
Boral Finance Pty. Ltd.
3.000%, 11/1/22§		600,000	609,531
Carrier Global Corp.
1.923%, 2/15/23§		57,000	58,562
2.242%, 2/15/25§		711,000	741,204
2.722%, 2/15/30§		50,000	52,125
Fortune Brands Home & Security, Inc.
3.250%, 9/15/29		50,000	55,259
Johnson Controls International plc
5.125%, 9/14/45		3,000	3,913
Masco Corp.
4.375%, 4/1/26		20,000	23,214
2.000%, 10/1/30		25,000	24,919
Owens Corning
3.950%, 8/15/29		100,000	113,546
3.875%, 6/1/30		61,000	68,965

			1,751,238

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27		100,000	115,014
Ford Foundation (The)
Series 2020
2.415%, 6/1/50		5,000	5,067
RELX Capital, Inc.
4.000%, 3/18/29		153,000	178,705
3.000%, 5/22/30(x)		197,000	216,319
Republic Services, Inc.
2.500%, 8/15/24		100,000	106,328
2.900%, 7/1/26		26,000	28,615
3.375%, 11/15/27		75,000	85,079
3.950%, 5/15/28		121,000	142,497
2.300%, 3/1/30		90,000	95,848
Waste Management, Inc.
2.900%, 9/15/22		36,000	37,318
3.150%, 11/15/27		50,000	55,270

			1,066,060

Electrical Equipment (0.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		36,000	37,406
Eaton Corp.
2.750%, 11/2/22		45,000	47,090
Emerson Electric Co.
1.800%, 10/15/27		25,000	25,983
Rockwell Automation, Inc.
2.875%, 3/1/25		75,000	81,036

			191,515

Industrial Conglomerates (0.2%)
3M Co.
1.750%, 2/14/23		50,000	51,534
3.250%, 2/14/24		25,000	27,191
2.875%, 10/15/27		75,000	84,218
3.050%, 4/15/30		59,000	67,395
General Electric Co.
3.150%, 9/7/22		54,000	56,337
3.100%, 1/9/23		75,000	78,625
3.450%, 5/1/27		200,000	211,041
3.625%, 5/1/30		700,000	722,778
6.150%, 8/7/37		49,000	58,461
5.875%, 1/14/38		113,000	130,659
6.875%, 1/10/39		48,000	61,033
Honeywell International, Inc.
0.483%, 8/19/22		70,000	70,117
2.300%, 8/15/24		100,000	106,679
1.350%, 6/1/25		15,000	15,412
0.750%, 3/10/32	EUR	125,000	147,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Roper Technologies, Inc.
2.800%, 12/15/21	$100,000	$102,391
3.800%, 12/15/26	30,000	34,305
2.950%, 9/15/29	83,000	91,779

		2,117,412

Machinery (0.2%)
Caterpillar, Inc.
3.400%, 5/15/24	35,000	38,228
CNH Industrial Capital LLC
4.375%, 11/6/20	180,000	180,617
3.875%, 10/15/21	5,000	5,144
4.375%, 4/5/22	10,000	10,479
1.950%, 7/2/23	30,000	30,510
1.875%, 1/15/26	25,000	24,966
CNH Industrial NV
3.850%, 11/15/27(x)	150,000	162,558
Cummins, Inc.
0.750%, 9/1/25	10,000	10,024
Deere & Co.
2.600%, 6/8/22	91,000	93,959
3.100%, 4/15/30	47,000	53,553
Dover Corp.
3.150%, 11/15/25	50,000	54,931
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	55,323
Kennametal, Inc.
3.875%, 2/15/22	27,000	27,902
Otis Worldwide Corp.
2.293%, 4/5/27	15,000	15,826
2.565%, 2/15/30	80,000	85,955
Parker-Hannifin Corp.
2.700%, 6/14/24	32,000	34,281
3.250%, 3/1/27	100,000	110,222
3.250%, 6/14/29	72,000	80,334
Stanley Black & Decker, Inc.
2.900%, 11/1/22	36,000	37,712
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	633,156

		1,745,680

Professional Services (0.0%)
Equifax, Inc.
3.300%, 12/15/22	36,000	37,896
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	33,082
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	29,472

		100,450

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
3.400%, 9/1/24	50,000	55,006
5.750%, 5/1/40	70,000	100,537
4.400%, 3/15/42	45,000	57,463
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	20,845
CSX Corp.
3.700%, 11/1/23	50,000	54,470
4.250%, 3/15/29	202,000	244,915
6.150%, 5/1/37	5,000	7,142
4.300%, 3/1/48	151,000	187,764
ERAC USA Finance LLC
2.600%, 12/1/21§	400,000	407,038
Norfolk Southern Corp.
2.900%, 6/15/26	69,000	75,911
3.800%, 8/1/28	25,000	29,249
4.837%, 10/1/41	15,000	19,432
3.400%, 11/1/49	82,000	91,185
4.050%, 8/15/52	44,000	53,933
Penske Truck Leasing Co. LP
4.875%, 7/11/22§	450,000	483,685
Ryder System, Inc.
2.500%, 9/1/22	20,000	20,656
3.650%, 3/18/24	25,000	27,230
2.500%, 9/1/24	68,000	71,779
4.625%, 6/1/25	423,000	486,213
Union Pacific Corp.
2.750%, 4/15/23	62,000	65,151
3.250%, 8/15/25(x)	100,000	110,717
2.750%, 3/1/26	67,000	73,402
3.375%, 2/1/35	46,000	52,942
3.600%, 9/15/37	28,000	32,184
3.950%, 8/15/59	21,000	24,845
4.375%, 11/15/65	54,000	66,948
3.750%, 2/5/70	56,000	61,910

		2,982,552

Trading Companies & Distributors (0.2%)
Air Lease Corp.
3.500%, 1/15/22	30,000	30,674
3.000%, 9/15/23	50,000	50,850
3.750%, 6/1/26	100,000	101,750
3.000%, 2/1/30	50,000	46,299
Aircastle Ltd.
5.125%, 3/15/21	600,000	607,873
5.500%, 2/15/22	10,000	10,201
5.000%, 4/1/23	10,000	10,024
4.125%, 5/1/24	10,000	9,853
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	621,242
GATX Corp.
3.250%, 9/15/26	50,000	53,870
Mitsubishi Corp.
2.625%, 7/14/22(m)	500,000	516,628
United Rentals North America, Inc.
3.875%, 11/15/27	120,000	123,300

		2,182,564

Total Industrials		21,652,368

Information Technology (2.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	55,021
Juniper Networks, Inc.
4.500%, 3/15/24	23,000	25,675
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	58,355
4.600%, 5/23/29	342,000	403,876
5.500%, 9/1/44	70,000	79,606

		622,533

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	54,055
Arrow Electronics, Inc.
3.500%, 4/1/22(x)	500,000	510,973
3.250%, 9/8/24	50,000	54,091
Corning, Inc.
3.700%, 11/15/23	10,000	10,849
4.375%, 11/15/57	27,000	32,128
Jabil, Inc.
3.950%, 1/12/28	100,000	109,689
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	87,667
Tyco Electronics Group SA
3.450%, 8/1/24	20,000	21,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
3.125%, 8/15/27		$17,000	$18,562

			899,504

IT Services (0.6%)
DXC Technology Co.
4.000%, 4/15/23		34,000	35,799
Fidelity National Information Services, Inc.
3.000%, 8/15/26		50,000	55,548
1.000%, 12/3/28	EUR	250,000	300,110
3.750%, 5/21/29		$5,000	5,897
Fiserv, Inc.
3.800%, 10/1/23		25,000	27,204
2.750%, 7/1/24		100,000	107,211
2.250%, 6/1/27		700,000	739,695
4.200%, 10/1/28		15,000	17,810
3.500%, 7/1/29		506,000	576,816
2.650%, 6/1/30		90,000	96,469
Global Payments, Inc.
3.800%, 4/1/21		74,000	75,022
4.000%, 6/1/23		50,000	54,107
4.450%, 6/1/28		60,000	69,922
3.200%, 8/15/29		215,000	233,573
2.900%, 5/15/30		79,000	84,519
IBM Credit LLC
3.000%, 2/6/23		100,000	105,892
International Business Machines Corp.
2.500%, 1/27/22		100,000	102,835
1.875%, 8/1/22		91,000	93,440
3.000%, 5/15/24		100,000	108,171
3.450%, 2/19/26		200,000	226,097
3.300%, 5/15/26		276,000	310,113
3.500%, 5/15/29		200,000	230,150
1.950%, 5/15/30		394,000	405,574
2.850%, 5/15/40		135,000	142,246
Mastercard, Inc.
2.000%, 3/3/25		50,000	52,967
2.950%, 11/21/26		50,000	56,102
2.950%, 6/1/29		280,000	316,125
3.350%, 3/26/30		46,000	53,868
PayPal Holdings, Inc.
2.400%, 10/1/24		27,000	28,685
1.650%, 6/1/25(x)		69,000	71,475
2.650%, 10/1/26		617,000	673,857
Visa, Inc.
3.150%, 12/14/25		100,000	111,780
1.900%, 4/15/27(x)		34,000	35,919
0.750%, 8/15/27		45,000	44,525
2.050%, 4/15/30		65,000	69,622
4.150%, 12/14/35		132,000	170,118
Western Union Co. (The)
4.250%, 6/9/23		25,000	27,041

			5,916,304

Semiconductors & Semiconductor Equipment (1.0%)
Analog Devices, Inc.
2.950%, 4/1/25		200,000	218,301
Applied Materials, Inc.
1.750%, 6/1/30		30,000	30,896
5.100%, 10/1/35		14,000	19,520
2.750%, 6/1/50		91,000	95,370
Broadcom Corp.
3.875%, 1/15/27		870,000	961,918
Broadcom, Inc.
2.250%, 11/15/23		226,000	234,988
4.700%, 4/15/25		328,000	371,964
3.150%, 11/15/25		40,000	42,888
4.250%, 4/15/26		225,000	254,270
3.459%, 9/15/26		135,000	147,866
4.110%, 9/15/28		775,000	861,373
4.750%, 4/15/29		694,000	803,561
4.150%, 11/15/30		70,000	78,405
Intel Corp.
2.350%, 5/11/22		100,000	103,065
2.700%, 12/15/22		45,000	47,298
3.700%, 7/29/25		100,000	114,003
2.450%, 11/15/29		20,000	21,675
3.734%, 12/8/47		11,000	13,105
4.750%, 3/25/50		106,000	145,931
KLA Corp.
4.650%, 11/1/24		50,000	56,981
4.100%, 3/15/29(x)		271,000	324,837
5.000%, 3/15/49		27,000	35,837
3.300%, 3/1/50		98,000	101,934
Lam Research Corp.
3.750%, 3/15/26		544,000	624,914
4.000%, 3/15/29		30,000	35,946
1.900%, 6/15/30		20,000	20,721
4.875%, 3/15/49		34,000	47,925
Maxim Integrated Products, Inc.
3.450%, 6/15/27		25,000	28,131
Microchip Technology, Inc.
3.922%, 6/1/21		600,000	613,156
Micron Technology, Inc.
2.497%, 4/24/23		200,000	207,319
4.640%, 2/6/24		10,000	11,099
4.975%, 2/6/26		500,000	579,686
4.185%, 2/15/27		25,000	28,419
NVIDIA Corp.
3.200%, 9/16/26		198,000	224,182
2.850%, 4/1/30		140,000	157,200
3.500%, 4/1/50		64,000	74,338
NXP BV
4.625%, 6/1/23§		200,000	218,821
3.875%, 6/18/26§		800,000	898,013
3.150%, 5/1/27§		38,000	40,995
5.550%, 12/1/28§		35,000	43,130
4.300%, 6/18/29§		170,000	196,899
3.400%, 5/1/30§		86,000	94,421
QUALCOMM, Inc.
2.600%, 1/30/23		50,000	52,356
3.250%, 5/20/27		75,000	84,174
2.150%, 5/20/30		100,000	104,794
4.800%, 5/20/45		131,000	175,094
Texas Instruments, Inc.
1.375%, 3/12/25		15,000	15,526
2.250%, 9/4/29		30,000	32,177
1.750%, 5/4/30		59,000	60,647
Xilinx, Inc.
2.950%, 6/1/24		50,000	53,701

			9,809,770

Software (0.3%)
Adobe, Inc.
1.900%, 2/1/25		30,000	31,643
Autodesk, Inc.
3.600%, 12/15/22		36,000	38,107
3.500%, 6/15/27		324,000	367,826
Microsoft Corp.
2.375%, 2/12/22		75,000	76,990
2.375%, 5/1/23		102,000	106,953
2.700%, 2/12/25		75,000	81,691
2.400%, 8/8/26		100,000	109,235
3.300%, 2/6/27		100,000	114,251
4.200%, 11/3/35		29,000	38,119
3.450%, 8/8/36(x)		90,000	109,175
3.750%, 2/12/45		25,000	31,187
3.700%, 8/8/46		82,000	102,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
2.525%, 6/1/50	$47,000	$48,711
Oracle Corp.
2.500%, 10/15/22	73,000	76,022
2.625%, 2/15/23	70,000	73,542
3.400%, 7/8/24(x)	75,000	82,667
2.950%, 11/15/24	75,000	81,651
2.500%, 4/1/25	200,000	214,334
2.950%, 5/15/25(x)	100,000	108,981
2.650%, 7/15/26	45,000	49,154
3.600%, 4/1/40	238,000	270,125
5.375%, 7/15/40	93,000	130,373
4.125%, 5/15/45	362,000	428,883
VMware, Inc.
4.650%, 5/15/27	500,000	581,147
3.900%, 8/21/27	100,000	111,522

		3,464,695

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
2.150%, 2/9/22	100,000	102,559
2.400%, 5/3/23	136,000	142,862
0.750%, 5/11/23	115,000	116,184
2.850%, 5/11/24	200,000	216,123
1.125%, 5/11/25	100,000	101,876
3.250%, 2/23/26	110,000	124,262
3.350%, 2/9/27	50,000	57,305
2.900%, 9/12/27	150,000	168,158
1.650%, 5/11/30	90,000	92,709
3.850%, 5/4/43	180,000	223,800
3.750%, 11/13/47	24,000	29,762
2.550%, 8/20/60	80,000	79,420
Dell International LLC
4.420%, 6/15/21§	124,000	126,677
5.450%, 6/15/23§	660,000	723,309
5.850%, 7/15/25§	300,000	349,785
6.020%, 6/15/26§	419,000	492,073
4.900%, 10/1/26§	39,000	44,079
6.100%, 7/15/27§	40,000	47,345
5.300%, 10/1/29§	200,000	229,416
8.100%, 7/15/36§	67,000	87,120
Hewlett Packard Enterprise Co.
4.400%, 10/15/22(e)	591,000	630,715
4.650%, 10/1/24	475,000	532,015
4.900%, 10/15/25(e)	50,000	57,524
HP, Inc.
2.200%, 6/17/25	100,000	104,633
6.000%, 9/15/41	20,000	24,282
Seagate HDD Cayman
4.091%, 6/1/29§	28,000	30,450

		4,934,443

Total Information Technology		25,647,249

Materials (0.4%)
Chemicals (0.2%)
Albemarle Corp.
4.150%, 12/1/24	100,000	108,290
Celanese US Holdings LLC
4.625%, 11/15/22	10,000	10,753
Dow Chemical Co. (The)
9.000%, 4/1/21	55,000	57,223
3.500%, 10/1/24(x)	75,000	81,866
4.550%, 11/30/25	52,000	60,165
3.625%, 5/15/26	25,000	27,752
DuPont de Nemours, Inc.
2.169%, 5/1/23	60,000	60,481
4.205%, 11/15/23	100,000	109,870
4.493%, 11/15/25	264,000	302,793
Eastman Chemical Co.
3.600%, 8/15/22	45,000	47,000
4.500%, 12/1/28	43,000	50,402
Ecolab, Inc.
4.800%, 3/24/30	48,000	60,858
1.300%, 1/30/31	55,000	53,566
Linde, Inc.
2.700%, 2/21/23	36,000	37,678
LYB International Finance BV
4.000%, 7/15/23	36,000	39,018
LYB International Finance II BV
3.500%, 3/2/27	100,000	111,617
LYB International Finance III LLC
4.200%, 5/1/50	32,000	35,650
Mosaic Co. (The)
3.250%, 11/15/22	50,000	52,098
Nutrien Ltd.
3.150%, 10/1/22	36,000	37,575
PPG Industries, Inc.
2.800%, 8/15/29	100,000	108,443
RPM International, Inc.
4.550%, 3/1/29	25,000	28,918
4.250%, 1/15/48	6,000	6,380
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	83,923
2.300%, 5/15/30	81,000	84,511
4.000%, 12/15/42	25,000	27,814
Syngenta Finance NV
4.441%, 4/24/23§	400,000	422,613
Westlake Chemical Corp.
3.375%, 6/15/30	30,000	31,834

		2,139,091

Construction Materials (0.0%)
Martin Marietta Materials, Inc.
Series CB
2.500%, 3/15/30	35,000	36,445

Containers & Packaging (0.0%)
International Paper Co.
6.000%, 11/15/41	26,000	35,352
4.800%, 6/15/44	33,000	40,766
Packaging Corp. of America
3.400%, 12/15/27	35,000	39,126
WRKCo. Inc.
4.000%, 3/15/28	50,000	57,055

		172,299

Metals & Mining (0.1%)
BHP Billiton Finance USA Ltd.
2.875%, 2/24/22	27,000	27,870
Newmont Corp.
2.250%, 10/1/30	250,000	258,083
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	36,000	38,893
2.150%, 8/15/30	600,000	584,602
Steel Dynamics, Inc.
2.800%, 12/15/24	50,000	52,763
2.400%, 6/15/25	278,000	290,219
Teck Resources Ltd.
6.000%, 8/15/40	3,000	3,378
Vale Overseas Ltd.
3.750%, 7/8/30	35,000	35,954

		1,291,762

Paper & Forest Products (0.1%)
Fibria Overseas Finance Ltd.
5.500%, 1/17/27	25,000	28,273
Georgia-Pacific LLC
3.734%, 7/15/23§	189,000	203,720
7.375%, 12/1/25	112,000	144,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
7.750%, 11/15/29		$20,000	$29,826
2.300%, 4/30/30§		42,000	44,375
8.875%, 5/15/31		21,000	34,301

			485,238

Total Materials			4,124,835

Real Estate (1.9%)
Equity Real Estate Investment Trusts (REITs) (1.8%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25		525,000	584,269
3.800%, 4/15/26		50,000	57,137
American Campus Communities Operating Partnership LP (REIT)
3.625%, 11/15/27		50,000	52,824
American Tower Corp. (REIT)
2.250%, 1/15/22		50,000	51,086
3.000%, 6/15/23		50,000	52,880
5.000%, 2/15/24		50,000	56,618
3.375%, 5/15/24		700,000	756,349
2.400%, 3/15/25		700,000	734,807
AvalonBay Communities, Inc. (REIT)
4.200%, 12/15/23		50,000	55,072
3.300%, 6/1/29		15,000	17,078
2.300%, 3/1/30		700,000	744,311
Boston Properties LP (REIT)
3.200%, 1/15/25		100,000	108,029
2.750%, 10/1/26		50,000	53,247
Brandywine Operating Partnership LP (REIT)
3.950%, 2/15/23		500,000	518,263
3.950%, 11/15/27		25,000	25,570
Brixmor Operating Partnership LP (REIT)
3.250%, 9/15/23		500,000	517,350
3.850%, 2/1/25		100,000	106,906
3.900%, 3/15/27		500,000	529,952
Camden Property Trust (REIT)
4.100%, 10/15/28		10,000	11,666
CC Holdings GS V LLC (REIT)
3.849%, 4/15/23		149,000	160,189
Corporate Office Properties LP (REIT)
5.000%, 7/1/25		100,000	112,719
2.250%, 3/15/26		600,000	606,924
Crown Castle International Corp. (REIT)
5.250%, 1/15/23		400,000	440,082
3.150%, 7/15/23		50,000	53,135
1.350%, 7/15/25		10,000	10,052
3.700%, 6/15/26		500,000	556,095
3.650%, 9/1/27		50,000	56,101
CyrusOne LP (REIT)
1.450%, 1/22/27	EUR	500,000	581,430
Duke Realty LP (REIT)
3.250%, 6/30/26		$30,000	33,012
EPR Properties (REIT)
4.500%, 4/1/25		500,000	486,109
Equinix, Inc. (REIT)
1.000%, 9/15/25		100,000	99,292
5.375%, 5/15/27		20,000	21,721
1.800%, 7/15/27		20,000	20,179
3.200%, 11/18/29		25,000	27,425
ERP Operating LP (REIT)
3.000%, 4/15/23		75,000	78,980
Essex Portfolio LP (REIT)
3.875%, 5/1/24		25,000	27,284
4.000%, 3/1/29		25,000	28,739
Federal Realty Investment Trust (REIT)
3.950%, 1/15/24		50,000	54,299
GLP Capital LP (REIT)
5.375%, 11/1/23		10,000	10,666
3.350%, 9/1/24		100,000	101,197
5.250%, 6/1/25		410,000	445,732
5.375%, 4/15/26		15,000	16,633
5.750%, 6/1/28		10,000	11,318
Healthpeak Properties, Inc. (REIT)
4.250%, 11/15/23		2,000	2,185
Kilroy Realty LP (REIT)
3.450%, 12/15/24		25,000	26,429
4.375%, 10/1/25		1,000,000	1,104,890
Kimco Realty Corp. (REIT)
1.900%, 3/1/28		50,000	48,997
Life Storage LP (REIT)
3.875%, 12/15/27		25,000	27,799
Mid-America Apartments LP (REIT)
3.950%, 3/15/29		50,000	58,063
National Retail Properties, Inc. (REIT)
2.500%, 4/15/30		700,000	698,010
Office Properties Income Trust (REIT)
4.500%, 2/1/25		100,000	101,171
Omega Healthcare Investors, Inc. (REIT)
4.375%, 8/1/23		400,000	428,900
4.500%, 1/15/25		500,000	532,421
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30		25,000	24,323
Public Storage (REIT)
3.094%, 9/15/27		600,000	672,134
3.385%, 5/1/29		15,000	17,311
Realty Income Corp. (REIT)
3.250%, 10/15/22		100,000	104,909
Regency Centers LP (REIT)
2.950%, 9/15/29		25,000	26,075
Sabra Health Care LP (REIT)
4.800%, 6/1/24		500,000	525,864
3.900%, 10/15/29		25,000	24,485
Scentre Group Trust 1 (REIT)
4.375%, 5/28/30§		700,000	783,475
Service Properties Trust (REIT)
4.750%, 10/1/26		500,000	444,035
Simon Property Group LP (REIT)
2.350%, 1/30/22		50,000	50,758
3.300%, 1/15/26		75,000	81,440
3.375%, 6/15/27		75,000	80,623
2.450%, 9/13/29		600,000	595,625
SL Green Operating Partnership LP (REIT)
3.250%, 10/15/22		25,000	25,458
Spirit Realty LP (REIT)
3.200%, 1/15/27		300,000	302,633
3.400%, 1/15/30		200,000	198,325
UDR, Inc. (REIT)
3.500%, 1/15/28		100,000	110,158
Unibail-Rodamco-Westfield SE (REIT)
1.000%, 3/14/25(m)	EUR	500,000	599,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Ventas Realty LP (REIT)
3.250%, 8/15/22		$36,000	$37,328
3.500%, 4/15/24		25,000	26,712
VEREIT Operating Partnership LP (REIT)
4.600%, 2/6/24		10,000	10,722
4.625%, 11/1/25		500,000	550,670
4.875%, 6/1/26		10,000	11,121
Washington REIT (REIT)
3.950%, 10/15/22		36,000	37,230
Welltower, Inc. (REIT)
3.625%, 3/15/24		20,000	21,572
4.000%, 6/1/25		100,000	111,790
2.750%, 1/15/31		600,000	615,063
Weyerhaeuser Co. (REIT)
4.625%, 9/15/23		50,000	55,643
WP Carey, Inc. (REIT)
3.850%, 7/15/29		50,000	53,275

			18,300,109

Real Estate Management & Development (0.1%)
CPI Property Group SA
2.125%, 10/4/24(m)	EUR	400,000	478,799
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 3/20/22§		$500,000	510,914

			989,713

Total Real Estate			19,289,822

Utilities (2.4%)
Electric Utilities (2.1%)
AEP Texas, Inc.
3.950%, 6/1/28		186,000	214,706
Series G
4.150%, 5/1/49		11,000	13,268
Series H
3.450%, 1/15/50		36,000	38,574
AEP Transmission Co. LLC
4.000%, 12/1/46		29,000	35,595
4.250%, 9/15/48		31,000	39,872
3.800%, 6/15/49		80,000	94,271
3.150%, 9/15/49		40,000	42,830
Series M
3.650%, 4/1/50		52,000	60,125
Alabama Power Co.
6.000%, 3/1/39		3,000	4,367
3.750%, 3/1/45		84,000	97,848
Series 13-A
3.550%, 12/1/23		15,000	16,334
Series 20-A
1.450%, 9/15/30		50,000	50,330
Series A
4.300%, 7/15/48		90,000	114,484
American Electric Power Co., Inc.
3.200%, 11/13/27(x)		25,000	27,372
2.300%, 3/1/30		25,000	25,736
Series I
3.650%, 12/1/21		15,000	15,533
Avangrid, Inc.
3.150%, 12/1/24		25,000	27,165
3.200%, 4/15/25		200,000	219,839
3.800%, 6/1/29		700,000	806,615
Baltimore Gas & Electric Co.
3.500%, 8/15/46		82,000	94,121
3.750%, 8/15/47		33,000	39,224
3.200%, 9/15/49		68,000	73,484
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48		30,000	36,364
Commonwealth Edison Co.
3.700%, 8/15/28		72,000	83,565
Dayton Power & Light Co. (The)
3.950%, 6/15/49		84,000	89,825
DTE Electric Co.
2.650%, 6/15/22		45,000	46,534
4.300%, 7/1/44		31,000	39,450
3.950%, 3/1/49		10,000	12,505
2.950%, 3/1/50		51,000	53,661
Series A
4.050%, 5/15/48		50,000	61,722
Duke Energy Carolinas LLC
2.500%, 3/15/23		50,000	52,279
3.950%, 11/15/28		21,000	25,139
2.450%, 8/15/29		25,000	27,082
2.450%, 2/1/30		441,000	477,507
3.750%, 6/1/45		24,000	28,458
3.875%, 3/15/46		41,000	49,640
3.700%, 12/1/47		40,000	47,390
3.200%, 8/15/49		22,000	24,186
Duke Energy Corp.
3.050%, 8/15/22		400,000	415,722
3.750%, 4/15/24		300,000	328,779
2.650%, 9/1/26		75,000	80,923
3.400%, 6/15/29		30,000	33,706
Duke Energy Florida LLC
3.800%, 7/15/28		45,000	52,792
2.500%, 12/1/29		230,000	249,704
1.750%, 6/15/30		252,000	255,473
3.400%, 10/1/46(x)		30,000	33,772
4.200%, 7/15/48		40,000	51,208
Duke Energy Ohio, Inc.
3.650%, 2/1/29		186,000	217,109
2.125%, 6/1/30		14,000	14,673
Duke Energy Progress LLC
3.250%, 8/15/25		50,000	55,661
3.700%, 9/1/28		145,000	168,531
3.450%, 3/15/29		286,000	330,708
4.200%, 8/15/45		49,000	60,707
2.500%, 8/15/50		52,000	49,610
Edison International
2.400%, 9/15/22		11,000	11,138
3.125%, 11/15/22		7,000	7,208
3.550%, 11/15/24		425,000	450,053
Electricite de France SA
2.350%, 10/13/20§		500,000	500,254
Emera US Finance LP
3.550%, 6/15/26		50,000	55,809
Enel Finance International NV
4.250%, 9/14/23§		500,000	546,156
Entergy Arkansas LLC
3.750%, 2/15/21		870,000	880,781
Entergy Corp.
0.900%, 9/15/25		95,000	94,644
Entergy Louisiana LLC
5.400%, 11/1/24		20,000	23,536
4.200%, 9/1/48		112,000	141,977
Evergy, Inc.
2.450%, 9/15/24		35,000	37,062
Eversource Energy
Series M
3.300%, 1/15/28		150,000	167,185
Exelon Corp.
3.950%, 6/15/25		75,000	84,696
4.050%, 4/15/30		200,000	233,273
5.625%, 6/15/35		11,000	14,296
FirstEnergy Corp.
2.050%, 3/1/25		22,000	22,324
2.650%, 3/1/30		120,000	121,945

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
4.250%, 3/15/23	$15,000	$15,958
3.900%, 7/15/27	190,000	207,738
2.250%, 9/1/30	86,000	84,221
Series C
3.400%, 3/1/50	48,000	46,165
FirstEnergy Transmission LLC
4.350%, 1/15/25§	531,000	589,615
4.550%, 4/1/49§	167,000	196,053
Florida Power & Light Co.
3.250%, 6/1/24	41,000	44,429
3.700%, 12/1/47	115,000	138,726
3.950%, 3/1/48	17,000	21,327
3.150%, 10/1/49	165,000	185,130
Fortis, Inc.
3.055%, 10/4/26	75,000	81,584
Indiana Michigan Power Co.
3.850%, 5/15/28(x)	25,000	28,431
ITC Holdings Corp.
3.350%, 11/15/27	25,000	27,833
MidAmerican Energy Co.
3.650%, 4/15/29	360,000	424,448
4.250%, 7/15/49	87,000	112,953
3.150%, 4/15/50	50,000	55,295
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28§	2,000	2,254
NextEra Energy Capital Holdings, Inc.
2.900%, 4/1/22	600,000	621,270
1.950%, 9/1/22	700,000	718,035
2.800%, 1/15/23	75,000	78,646
3.625%, 6/15/23	50,000	53,945
2.750%, 5/1/25	250,000	270,348
3.550%, 5/1/27	25,000	28,140
2.750%, 11/1/29	600,000	651,205
Northern States Power Co.
3.400%, 8/15/42	89,000	99,206
4.000%, 8/15/45	32,000	40,288
2.900%, 3/1/50	54,000	57,408
NSTAR Electric Co.
2.375%, 10/15/22	45,000	46,480
3.200%, 5/15/27	18,000	20,072
3.250%, 5/15/29	10,000	11,379
3.950%, 4/1/30	3,000	3,623
Ohio Power Co.
4.000%, 6/1/49	72,000	86,992
Series G
6.600%, 2/15/33	50,000	69,900
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	222,882
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25§	35,000	34,793
3.700%, 11/15/28	25,000	29,260
2.750%, 5/15/30	104,000	116,007
5.300%, 6/1/42	8,000	11,232
3.800%, 6/1/49	39,000	47,416
3.100%, 9/15/49	106,000	114,731
5.350%, 10/1/52§	12,000	18,778
Pacific Gas and Electric Co.
3.500%, 6/15/25	600,000	627,808
3.450%, 7/1/25	500,000	522,952
3.150%, 1/1/26(x)	500,000	511,419
2.950%, 3/1/26	500,000	505,243
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	55,204
4.125%, 4/15/30	200,000	234,351
Public Service Electric & Gas Co.
3.050%, 11/15/24	50,000	54,042
3.000%, 5/15/25	4,000	4,360
3.650%, 9/1/28	90,000	105,075
3.200%, 5/15/29	107,000	121,971
Public Service Electric and Gas Co.
2.050%, 8/1/50	30,000	27,102
Southern California Edison Co.
1.845%, 2/1/22	24,643	24,678
2.850%, 8/1/29	40,000	41,925
2.250%, 6/1/30	180,000	181,778
4.000%, 4/1/47	37,000	39,831
Series A
2.900%, 3/1/21	25,000	25,264
4.200%, 3/1/29	53,000	60,593
Series C
3.500%, 10/1/23	50,000	53,587
3.600%, 2/1/45(x)	12,000	12,260
Series D
3.400%, 6/1/23	25,000	26,652
Southern Co. (The)
2.350%, 7/1/21	600,000	607,536
2.950%, 7/1/23	25,000	26,504
3.250%, 7/1/26	100,000	111,174
Tampa Electric Co.
4.300%, 6/15/48	15,000	18,973
4.450%, 6/15/49	59,000	76,568
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25§	365,000	402,799
Union Electric Co.
2.950%, 3/15/30	250,000	280,290
Virginia Electric and Power Co.
4.000%, 1/15/43	81,000	98,361
4.450%, 2/15/44	20,000	25,906
4.600%, 12/1/48	5,000	6,826
Series A
3.500%, 3/15/27	38,000	42,942
6.000%, 5/15/37	45,000	64,688
Series B
4.200%, 5/15/45	59,000	74,570
Series C
2.750%, 3/15/23	186,000	194,588
4.000%, 11/15/46	5,000	6,253
Vistra Operations Co. LLC
4.300%, 7/15/29§	225,000	245,360
Wisconsin Power and Light Co.
3.050%, 10/15/27	75,000	83,557
Xcel Energy, Inc.
3.350%, 12/1/26	100,000	112,483

		20,528,084

Gas Utilities (0.1%)
Atmos Energy Corp.
4.125%, 3/15/49	64,000	80,526
3.375%, 9/15/49	35,000	39,332
CenterPoint Energy Resources Corp.
3.550%, 4/1/23	500,000	533,377
1.750%, 10/1/30	160,000	160,613
Dominion Energy Gas Holdings LLC
3.600%, 12/15/24	100,000	110,196
4.800%, 11/1/43	25,000	31,435
4.600%, 12/15/44	12,000	14,903
National Fuel Gas Co.
3.950%, 9/15/27	50,000	50,466
Piedmont Natural Gas Co., Inc.
3.640%, 11/1/46	9,000	9,999
3.350%, 6/1/50	73,000	78,713

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Southern California Gas Co.
Series XX
2.550%, 2/1/30		$200,000	$215,706

			1,325,266

Multi-Utilities (0.2%)
Ameren Illinois Co.
3.800%, 5/15/28		94,000	108,007
3.700%, 12/1/47		9,000	10,759
3.250%, 3/15/50		70,000	78,365
Berkshire Hathaway Energy Co.
3.750%, 11/15/23		50,000	54,449
CenterPoint Energy, Inc.
2.500%, 9/1/24		25,000	26,528
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	27,884
Consumers Energy Co.
3.375%, 8/15/23		87,000	93,460
3.800%, 11/15/28		3,000	3,552
3.250%, 8/15/46		62,000	69,155
4.050%, 5/15/48		10,000	12,455
4.350%, 4/15/49		21,000	27,357
3.750%, 2/15/50		59,000	71,886
3.100%, 8/15/50		15,000	16,315
3.500%, 8/1/51		99,000	115,323
Dominion Energy, Inc.
(ICE LIBOR USD 3 Month + 3.06%), 5.750%, 10/1/54(k)		50,000	52,750
Series B
2.750%, 9/15/22		45,000	46,427
DTE Energy Co.
Series C
2.529%, 10/1/24(e)		20,000	21,187
Series D
3.700%, 8/1/23		25,000	26,993
Series F
1.050%, 6/1/25		35,000	35,000
NiSource, Inc.
0.950%, 8/15/25		60,000	59,716
Sempra Energy
(ICE LIBOR USD 3 Month + 0.45%), 0.700%, 3/15/21(k)		600,000	600,625
2.875%, 10/1/22		32,000	33,337
2.900%, 2/1/23		100,000	104,592

			1,696,122

Water Utilities (0.0%)
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	212,777

Total Utilities			23,762,249

Total Corporate Bonds			284,824,160

Foreign Government Securities (2.1%)
Argentine Republic
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 31.548%, 4/3/22(k)(r)	ARS	100,000	75
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	2,700,000	856,726
Buoni Poliennali del Tesoro
1.800%, 3/1/41(m)	EUR	590,000	724,230
Canada Government Bond
2.000%, 11/15/22		$100,000	103,781
1.625%, 1/22/25		100,000	105,400
1.250%, 3/1/25	CAD	1,625,000	1,269,938
0.500%, 9/1/25		4,650,000	3,516,041
Export Development Canada
2.750%, 3/15/23		$50,000	53,058
Export-Import Bank of Korea
2.750%, 1/25/22		100,000	102,844
Hungary Government Bond
5.750%, 11/22/23		200,000	229,312
5.375%, 3/25/24		160,000	183,350
Italian Republic Government Bond
2.375%, 10/17/24		200,000	208,117
Japan Bank for International Cooperation
2.375%, 11/16/22		200,000	208,435
0.625%, 7/15/25		200,000	200,257
2.375%, 4/20/26		200,000	218,495
2.250%, 11/4/26		50,000	54,495
3.500%, 10/31/28		200,000	239,529
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	670,244
Mex Bonos Desarr Fix Rt
10.000%, 12/5/24	MXN	17,623,000	947,192
Oriental Republic of Uruguay
4.375%, 10/27/27		$162,625	187,832
5.100%, 6/18/50		40,000	53,637
Province of Alberta
2.200%, 7/26/22		100,000	103,451
3.350%, 11/1/23		150,000	163,423
Province of British Columbia
2.000%, 10/23/22		50,000	51,863
1.750%, 9/27/24		15,000	15,830
Province of New Brunswick
2.500%, 12/12/22		25,000	26,168
Province of Ontario
2.450%, 6/29/22		45,000	46,701
2.200%, 10/3/22		100,000	103,823
3.400%, 10/17/23		200,000	218,275
3.200%, 5/16/24		162,000	178,050
Province of Quebec
2.625%, 2/13/23		102,000	107,669
1.500%, 2/11/25		300,000	312,215
2.500%, 4/20/26		50,000	54,678
2.750%, 4/12/27		50,000	56,090
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30to 35 Days + 3.75%), 33.400%, 4/12/25(k)(m)(r)	ARS	310,000	222
Republic of Chile
3.125%, 1/21/26		$100,000	110,750
Republic of Colombia
4.000%, 2/26/24		200,000	213,563
3.875%, 4/25/27		790,000	853,200
4.500%, 3/15/29		270,000	302,484
Republic of Indonesia
4.450%, 2/11/24		200,000	221,250
7.000%, 5/15/27	IDR	565,000,000	38,654
2.850%, 2/14/30(x)		$400,000	420,625
7.000%, 9/15/30	IDR	251,000,000	16,868
7.500%, 6/15/35		521,000,000	35,211
8.375%, 4/15/39		725,000,000	51,817
7.375%, 5/15/48		910,000,000	60,028
Republic of Panama
4.000%, 9/22/24		$200,000	219,000
3.875%, 3/17/28		400,000	453,625
Republic of Peru
8.200%, 8/12/26(m)	PEN	2,000,000	736,069
4.125%, 8/25/27		$258,000	300,651
Republic of Philippines
3.000%, 2/1/28		300,000	330,132
2.457%, 5/5/30		200,000	214,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Poland
4.000%, 1/22/24		$75,000	$83,261
Russian Federation
8.150%, 2/3/27	RUB	3,588,000	52,033
6.000%, 10/6/27		4,010,000	51,889
6.900%, 5/23/29		6,786,000	92,021
8.500%, 9/17/31		4,152,000	62,802
State of Israel Government Bond
2.875%, 3/16/26(x)		$200,000	220,312
State of Qatar
4.500%, 4/23/28§		500,000	596,875
5.103%, 4/23/48§		500,000	693,906
Svensk Exportkredit AB
2.375%, 3/9/22		200,000	205,764
0.500%, 8/26/25		200,000	199,375
Titulos de Tesoreria
7.250%, 10/18/34	COP	219,100,000	62,336
Series B
6.250%, 11/26/25		78,300,000	22,349
Tokyo Metropolitan Government
2.500%, 6/8/22§		$900,000	929,762
United Mexican States
4.000%, 10/2/23		150,000	162,703
4.150%, 3/28/27		396,000	440,154
3.750%, 1/11/28		200,000	215,125
3.250%, 4/16/30		200,000	205,200
4.500%, 1/31/50		200,000	210,500

Total Foreign Government Securities			20,655,990

Loan Participations (0.2%)
Financials (0.1%)
Consumer Finance (0.1%)
Delos Finance Sarl, Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 1.970%, 10/6/23(k)		910,000	887,819

Total Financials			887,819

Industrials (0.1%)
Building Products (0.1%)
Ply Gem Midco, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 3.901%, 4/12/25(k)		977,500	959,783

Total Industrials			959,783

Total Loan Participations			1,847,602

Mortgage-Backed Securities (23.3%)
FHLMC
3.000%, 9/1/27		18,489	19,383
3.000%, 7/1/28		9,368	9,847
2.500%, 1/1/29		28,236	29,918
3.000%, 1/1/30		22,096	23,463
2.500%, 3/1/30		19,394	20,610
2.500%, 5/1/30		53,031	56,045
3.000%, 5/1/30		44,966	48,141
3.000%, 6/1/30		87,262	93,178
2.500%, 7/1/30		21,131	22,352
3.000%, 7/1/30		45,321	48,244
2.500%, 8/1/30		64,676	68,570
3.000%, 8/1/30		13,740	14,650
2.500%, 9/1/30		81,271	85,775
3.500%, 9/1/30		37,867	41,049
2.500%, 4/1/31		71,394	75,402
3.500%, 4/1/31		2,695	2,936
4.074%, 11/1/31(l)		1,218	1,261
5.500%, 2/1/35		7,694	8,943
4.500%, 2/1/39		17,753	19,904
4.500%, 12/1/39		7,866	8,850
4.000%, 8/1/40		10,074	11,124
4.000%, 9/1/40		18,964	20,933
3.500%, 12/1/40		34,456	37,613
4.000%, 4/1/41		432	477
4.500%, 5/1/41		44,332	49,636
5.500%, 6/1/41		31,104	36,497
5.000%, 11/1/41		79,184	90,691
3.500%, 4/1/42		60,223	66,883
3.500%, 5/1/42		1,558	1,696
3.500%, 8/1/42		80,051	88,204
3.500%, 10/1/42		15,986	17,426
3.500%, 11/1/42		41,810	45,484
3.000%, 12/1/42		92,161	99,990
3.000%, 1/1/43		45,009	48,382
3.000%, 3/1/43		46,140	49,151
3.500%, 6/1/43		27,448	30,495
3.000%, 7/1/43		234,938	255,116
3.500%, 7/1/43		7,665	8,598
4.500%, 9/1/43		58,196	64,376
4.500%, 11/1/43		11,920	13,185
4.500%, 12/1/43		52,672	58,679
3.500%, 1/1/44		12,984	14,568
4.000%, 4/1/44		35,950	40,200
3.500%, 6/1/44		10,370	11,450
4.000%, 7/1/44		15,048	16,596
3.500%, 12/1/44		202,198	220,029
3.000%, 1/1/45		2,784,662	2,944,525
3.000%, 7/1/45		1,472,852	1,553,723
3.500%, 9/1/45		5,582	6,246
4.000%, 9/1/45		40,966	45,520
4.000%, 12/1/45		17,180	18,988
3.500%, 1/1/46		35,052	38,067
3.500%, 3/1/46		24,616	26,703
3.500%, 5/1/46		31,963	34,693
4.000%, 7/1/46		38,040	41,837
4.000%, 8/1/46		19,187	21,095
4.000%, 9/1/46		2,890	3,178
4.000%, 10/1/46		6,077	6,682
3.000%, 12/1/46		284,839	308,829
4.000%, 2/1/47		125,209	137,586
3.500%, 3/1/47		75,071	81,029
4.500%, 4/1/47		125,851	139,366
4.500%, 5/1/47		46,392	52,016
3.500%, 7/1/47		13,872	15,353
4.500%, 7/1/47		175,286	195,498
3.500%, 10/1/47		69,305	77,415
3.500%, 12/1/47		66,142	73,881
3.500%, 1/1/48		23,256	25,683
4.500%, 7/1/48		372,199	416,969
4.500%, 8/1/48		724,997	810,814
4.500%, 4/1/49		92,769	102,240
3.000%, 4/1/50		1,827,009	1,921,804
2.000%, 10/1/50		4,000,000	4,097,663
FHLMC UMBS
3.000%, 9/1/37		13,456	14,187
2.000%, 10/1/40		2,500,000	2,589,945
4.500%, 7/1/48		35,928	38,891
4.500%, 8/1/48		1,021,221	1,105,434
3.500%, 1/1/50		66,051	70,990
2.000%, 7/1/50		592,225	612,607
3.000%, 7/1/50		28,102	30,800
2.000%, 8/1/50		396,656	410,308
3.000%, 8/1/50		1,440,425	1,531,295
FNMA
3.624%, 1/1/28(l)		6,438	6,596
2.740%, 7/1/29		4,000,000	4,529,566
1.895%, 5/1/30		2,500,000	2,697,584
2.005%, 3/1/33(l)		8,324	8,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.424%, 1/1/36(l)	$83,820	$87,717
6.000%, 7/1/39	13,234	15,577
3.016%, 12/1/40(l)	2,025	2,082
4.000%, 1/1/41	11,040	12,138
2.697%, 5/1/44(l)	2,338,832	2,431,383
3.500%, 12/1/44	864,694	910,156
3.500%, 2/1/45	2,060,806	2,169,155
3.000%, 4/1/45	1,564,759	1,620,519
3.000%, 5/1/45	2,170,468	2,247,813
2.000%, 10/1/50	1,250,000	1,280,520
FNMA UMBS
2.500%, 9/1/27	22,384	23,458
2.500%, 4/1/28	6,633	7,027
2.500%, 8/1/28	17,857	18,916
3.500%, 3/1/29	26,377	28,396
3.000%, 4/1/29	31,436	33,381
3.500%, 4/1/29	59,513	64,626
3.000%, 5/1/29	37,080	39,432
3.000%, 6/1/29	33,335	35,398
3.500%, 7/1/29	36,038	38,943
3.000%, 9/1/29	30,721	32,708
3.500%, 9/1/29	36,725	39,926
3.000%, 10/1/29	19,849	21,170
3.500%, 12/1/29	24,689	26,841
3.000%, 1/1/30	159,779	170,115
2.500%, 2/1/30	9,319	9,800
3.000%, 3/1/30	32,628	34,799
2.500%, 4/1/30	19,647	20,824
3.000%, 4/1/30	26,414	28,123
2.500%, 5/1/30	10,470	11,123
3.000%, 5/1/30	15,599	16,638
2.500%, 7/1/30	30,660	32,415
3.000%, 7/1/30	55,814	59,585
2.500%, 8/1/30	103,245	109,118
3.000%, 8/1/30	148,313	158,090
3.500%, 8/1/30	84,102	91,566
2.500%, 9/1/30	45,208	47,857
3.000%, 9/1/30	61,256	65,429
2.500%, 11/1/30	94,175	99,518
2.500%, 3/1/31	11,450	11,979
3.000%, 3/1/31	8,426	8,937
2.500%, 6/1/31	27,396	29,124
2.500%, 7/1/31	19,813	21,062
2.500%, 8/1/31	2,638	2,808
3.000%, 8/1/31	156,480	166,876
4.000%, 8/1/31	9,091	9,870
3.000%, 9/1/31	19,879	21,221
2.000%, 10/1/31	8,870	9,260
2.500%, 10/1/31	156,276	166,136
2.000%, 11/1/31	112,265	117,209
2.500%, 11/1/31	67,574	71,901
2.000%, 12/1/31	11,904	12,428
2.500%, 2/1/32	4,612	4,884
3.500%, 2/1/32	84,891	92,503
2.000%, 3/1/32	75,371	78,690
2.500%, 3/1/32	16,967	18,132
3.500%, 4/1/32	202,083	221,086
3.500%, 5/1/32	143,788	157,220
3.000%, 6/1/32	39,834	43,045
2.500%, 8/1/32	115,976	123,002
3.000%, 9/1/32	37,543	40,183
2.500%, 2/1/33	194,922	204,964
4.000%, 10/1/33	177,918	193,335
4.000%, 11/1/33	208,633	226,276
6.000%, 2/1/34	21,650	25,343
5.500%, 5/1/34	96,784	112,027
6.000%, 8/1/34	11,989	14,085
3.000%, 9/1/34	1,798,508	1,904,750
3.500%, 12/1/34	1,403,965	1,506,737
5.000%, 2/1/35	115,127	131,922
5.500%, 2/1/35	61,160	70,793
6.000%, 4/1/35	190,578	222,650
3.000%, 8/1/35	104,401	112,119
2.000%, 9/1/35	2,484,111	2,582,626
5.000%, 9/1/35	6,622	7,536
2.500%, 10/1/35	194,470	208,316
5.500%, 12/1/35	32,956	38,409
4.000%, 1/1/36	43,814	47,868
3.000%, 10/1/36	3,886	4,159
3.000%, 11/1/36	40,172	43,406
3.000%, 12/1/36	59,591	64,398
6.000%, 2/1/38	8,808	10,541
3.000%, 3/1/38	109,740	116,291
6.000%, 3/1/38	3,126	3,758
3.000%, 4/1/38	48,027	50,894
6.000%, 5/1/38	9,885	11,839
3.000%, 6/1/38	78,937	83,230
6.000%, 10/1/38	2,994	3,577
6.000%, 12/1/38	3,952	4,746
5.500%, 1/1/39	13,807	16,175
4.000%, 5/1/39	410	451
4.000%, 6/1/39	11,022	12,120
4.000%, 7/1/39	13,842	15,190
4.500%, 7/1/39	168,223	189,192
5.500%, 9/1/39	41,617	48,984
5.500%, 12/1/39	21,507	25,288
5.500%, 3/1/40	2,904	3,415
6.500%, 5/1/40	79,811	95,902
4.000%, 7/1/40	34,199	37,667
4.500%, 7/1/40	29,041	32,660
2.000%, 8/1/40	3,957,968	4,100,369
4.000%, 8/1/40	61,207	67,449
4.000%, 9/1/40	66,729	73,556
4.000%, 10/1/40	41,314	45,541
4.000%, 11/1/40	10,490	11,606
4.000%, 12/1/40	585,816	648,152
4.000%, 4/1/41	5,445	6,021
5.500%, 4/1/41	5,117	5,971
4.500%, 5/1/41	1,761	1,971
4.500%, 7/1/41	5,630	6,302
5.000%, 7/1/41	142,200	162,675
5.000%, 8/1/41	3,575	4,090
4.000%, 9/1/41	131,798	145,740
4.500%, 9/1/41	19,468	21,742
4.000%, 10/1/41	8,311	9,191
4.500%, 10/1/41	6,549	7,330
4.000%, 12/1/41	40,464	45,680
3.500%, 1/1/42	30,521	33,290
4.000%, 1/1/42	60,203	66,534
4.000%, 2/1/42	30,030	33,188
3.500%, 4/1/42	13,988	15,234
3.500%, 5/1/42	8,760	9,725
4.000%, 5/1/42	74,490	82,324
3.500%, 6/1/42	4,235	4,629
4.000%, 6/1/42	17,465	19,302
3.500%, 7/1/42	4,378	4,786
4.000%, 7/1/42	10,833	11,958
3.000%, 8/1/42	179,315	195,063
3.500%, 8/1/42	7,583	8,249
4.000%, 8/1/42	10,035	11,090
4.500%, 8/1/42	17,139	19,088
3.500%, 9/1/42	36,598	39,815
4.000%, 9/1/42	18,537	20,463
4.500%, 9/1/42	25,977	29,215
3.500%, 10/1/42	28,985	31,532
3.000%, 12/1/42	49,521	53,731
3.500%, 12/1/42	42,649	46,405
4.000%, 12/1/42	78,721	88,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 1/1/43	$96,800	$105,273
4.000%, 1/1/43	30,511	33,738
3.000%, 2/1/43	192,013	209,236
3.500%, 2/1/43	38,469	42,631
3.000%, 3/1/43	368,409	396,094
3.500%, 3/1/43	50,824	56,194
4.000%, 3/1/43	12,042	13,376
3.000%, 4/1/43	267,590	288,496
3.500%, 4/1/43	2,200	2,392
3.000%, 5/1/43	365,106	396,933
3.500%, 5/1/43	10,174	11,187
3.000%, 6/1/43	68,246	74,695
3.500%, 6/1/43	45,629	50,566
3.000%, 7/1/43	477,545	520,828
3.500%, 7/1/43	146,460	161,597
3.500%, 8/1/43	127,427	141,406
4.500%, 9/1/43	50,887	56,276
4.000%, 10/1/43	130,094	143,843
3.500%, 11/1/43	77,156	83,937
4.500%, 11/1/43	137,551	158,995
4.500%, 12/1/43	23,279	25,730
5.000%, 12/1/43	201,387	230,573
4.500%, 1/1/44	32,901	36,365
4.500%, 6/1/44	240,278	269,628
3.500%, 7/1/44	39,312	43,430
4.000%, 8/1/44	398,951	453,328
3.000%, 10/1/44	1,927,538	2,052,848
4.000%, 12/1/44	27,565	30,929
3.500%, 2/1/45	38,843	42,464
4.000%, 2/1/45	31,948	35,657
4.000%, 5/1/45	35,168	39,932
3.500%, 7/1/45	102,221	111,994
4.500%, 7/1/45	74,954	84,391
3.500%, 10/1/45	60,208	64,540
4.000%, 10/1/45	91,785	102,446
3.500%, 11/1/45	132,912	147,211
4.000%, 11/1/45	68,327	75,488
4.500%, 11/1/45	106,511	119,715
3.500%, 12/1/45	30,627	34,267
4.000%, 12/1/45	61,432	67,800
4.500%, 12/1/45	55,149	61,334
4.000%, 1/1/46	31,891	35,387
3.500%, 3/1/46	36,442	39,520
3.500%, 4/1/46	67,702	73,003
3.500%, 5/1/46	24,938	27,060
3.000%, 6/1/46	56,388	61,551
3.500%, 6/1/46	114,273	123,852
4.000%, 6/1/46	128,091	140,029
4.500%, 7/1/46	186,814	215,997
3.000%, 8/1/46	2,818	3,099
3.500%, 8/1/46	50,203	54,443
3.000%, 9/1/46	69,814	76,185
3.500%, 9/1/46	57,072	62,526
3.000%, 11/1/46	150,059	162,491
3.500%, 11/1/46	123,628	136,668
4.000%, 11/1/46	37,476	41,983
3.000%, 12/1/46	2,578,971	2,713,244
3.500%, 12/1/46	251,683	275,920
3.000%, 1/1/47	14,352	15,680
3.500%, 1/1/47	282,370	314,882
4.000%, 1/1/47	22,067	24,967
2.500%, 2/1/47	1,867,819	1,973,352
3.000%, 2/1/47	106,104	115,012
3.500%, 2/1/47	31,810	35,143
3.000%, 3/1/47	106,868	115,175
4.000%, 3/1/47	2,245,818	2,446,102
3.000%, 4/1/47	2,737,479	2,875,236
3.500%, 5/1/47	82,166	90,320
3.500%, 6/1/47	45,791	50,345
3.500%, 7/1/47	32,091	35,283
4.000%, 8/1/47	62,047	68,048
3.500%, 10/1/47	68,350	75,468
4.500%, 10/1/47	16,510	18,491
3.500%, 11/1/47	44,072	49,198
4.500%, 11/1/47	173,832	193,253
3.500%, 12/1/47	399,088	438,676
3.500%, 1/1/48	325,673	359,541
4.500%, 1/1/48	159,313	177,081
4.000%, 4/1/48	26,432	29,698
4.500%, 4/1/48	45,361	52,447
4.500%, 5/1/48	1,060,519	1,186,218
3.500%, 6/1/48	2,336,779	2,469,130
4.500%, 6/1/48	153,524	166,184
4.500%, 7/1/48	1,872,743	2,028,649
4.000%, 8/1/48	121,251	133,325
4.500%, 8/1/48	164,015	181,924
4.500%, 10/1/48	56,441	61,007
4.500%, 11/1/48	103,508	114,988
4.500%, 12/1/48	14,026	15,161
4.500%, 1/1/49	34,760	37,572
4.500%, 2/1/49	339,154	378,568
4.500%, 4/1/49	268,348	290,058
4.500%, 5/1/49	552,929	639,304
3.500%, 2/1/50	185,403	199,380
3.500%, 3/1/50	100,954	109,290
4.000%, 3/1/50	207,577	226,422
3.500%, 4/1/50	191,546	205,208
3.000%, 5/1/50	311,582	335,907
3.000%, 6/1/50	226,268	249,145
3.500%, 7/1/50	1,269,156	1,342,229
3.000%, 8/1/50	3,598,113	3,854,882
3.500%, 8/1/50	2,417,793	2,670,334
3.000%, 9/1/50	170,466	179,323
4.000%, 9/1/50	199,228	220,252
2.500%, 10/1/50	447,901	476,147
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 10/25/35 TBA	1,146,000	1,191,303
2.500%, 10/25/35 TBA	428,600	447,619
3.000%, 10/25/35 TBA	788,000	826,908
3.500%, 10/25/35 TBA	14,856	15,717
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 10/25/50 TBA	5,860,500	6,060,123
3.000%, 10/25/50 TBA	571,000	598,123
4.000%, 10/25/50 TBA	2,257,000	2,406,879
4.500%, 10/25/50 TBA	1,171,000	1,266,601
5.000%, 10/25/50 TBA	574,000	628,799
2.500%, 11/25/50 TBA	1,287,500	1,348,556
3.000%, 11/25/50 TBA	27,000,000	28,287,773
3.500%, 11/25/50 TBA	10,200,000	10,764,586
4.000%, 11/25/50 TBA	13,500,000	14,414,415
2.000%, 12/25/50 TBA	16,900,000	17,403,699
2.500%, 12/25/50 TBA	24,200,000	25,304,125
GNMA
3.250%, 7/20/27(l)	483	494
5.500%, 4/15/33	733	837
5.000%, 12/15/38	5,597	6,409
4.000%, 4/20/39	2,450	2,697
5.000%, 7/15/39	25,778	29,369
4.000%, 7/20/39	5,682	6,258
5.000%, 10/20/39	5,557	6,339
4.500%, 12/20/39	2,282	2,547
4.500%, 1/20/40	2,817	3,144
4.500%, 2/20/40	2,225	2,484
4.500%, 5/20/40	195	218
4.000%, 10/20/40	29,815	32,939
4.000%, 11/20/40	90,835	100,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 12/15/40	$19,507	$22,224
4.000%, 12/20/40	36,200	39,993
4.000%, 1/20/41	30,983	34,230
4.000%, 3/15/41	23,271	25,684
4.500%, 7/20/41	12,658	14,105
3.500%, 1/15/42	18,061	19,496
4.500%, 2/15/42	171,520	192,981
5.000%, 7/20/42	13,915	15,875
3.500%, 4/15/43	29,899	31,839
3.500%, 4/20/43	60,185	65,340
3.500%, 2/20/44	208,618	225,575
5.000%, 7/20/44	2,038	2,324
4.000%, 10/20/44	1,015	1,113
3.500%, 1/20/45	683,643	715,497
3.000%, 2/15/45	45,580	48,227
3.000%, 3/20/45	369,602	389,863
3.000%, 4/20/45	1,373,455	1,448,745
3.500%, 5/20/45	49,917	53,725
3.000%, 6/20/45	237,330	250,043
3.000%, 7/15/45	443,574	466,147
4.000%, 8/20/45	651,586	711,110
3.000%, 10/20/45	58,438	61,551
3.500%, 3/20/46	997,671	1,073,464
3.500%, 4/20/46	997,770	1,073,570
3.500%, 5/20/46	48,264	51,930
3.000%, 6/20/46	102,051	107,454
3.500%, 6/20/46	609,578	655,887
3.000%, 7/20/46	159,802	168,162
3.500%, 7/20/46	213,308	229,513
3.000%, 9/20/46	386,185	406,389
3.500%, 9/20/46	705,503	757,337
3.000%, 10/20/46	11,999	12,626
3.500%, 10/20/46	71,080	78,013
3.000%, 12/20/46	36,147	37,993
4.000%, 6/20/47	112,816	121,606
4.000%, 11/20/47	135,249	145,660
4.000%, 12/20/47	65,194	70,090
4.500%, 9/20/48	44,090	47,987
5.000%, 1/20/49	17,535	19,055
5.000%, 2/20/49	737,166	801,065
4.500%, 3/20/49	298,942	321,911
5.000%, 6/20/49	674,122	732,135
5.000%, 7/20/49	191,775	208,144
5.000%, 10/20/49	1,119,011	1,220,556
5.000%, 12/20/49	182,706	198,001
4.500%, 2/20/50	138,666	148,421
4.500%, 3/20/50	95,441	102,446
4.500%, 4/20/50	173,294	186,366
4.000%, 5/20/50	47,002	50,197
3.000%, 7/20/50	1,341,876	1,415,539
3.000%, 8/20/50	169,600	179,070
3.000%, 9/20/50	125,000	132,067
2.000%, 10/15/50 TBA	123,000	127,795
2.500%, 10/15/50 TBA	628,000	659,351
3.000%, 10/15/50 TBA	584,500	611,944
3.500%, 10/15/50 TBA	1,000,000	1,042,578
4.000%, 10/15/50 TBA	1,045,500	1,111,007
4.500%, 10/15/50 TBA	237,000	253,905
5.000%, 10/15/50 TBA	239,000	259,128
2.500%, 11/15/50 TBA	1,300,000	1,362,461
3.000%, 11/15/50 TBA	200,000	209,297
3.500%, 11/15/50 TBA	664,000	699,405
4.500%, 11/15/50 TBA	1,000,000	1,072,265

Total Mortgage-Backed Securities		229,982,082

Municipal Bonds (1.1%)
American Municipal Power, Inc. OH Combined Hydroelectric Projects Revenue Bonds, Taxable, Series 2010B
8.084%, 2/15/50	40,000	76,114
American Municipal Power, Inc., Revenue Bonds, Class B
7.834%, 2/15/41	20,000	33,623
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2017
7.300%, 10/1/39	25,000	41,056
California Infrastructure and Economic Development Bank Revenue Bonds, Series 2020A + 0.00%),
0.450%, 1/1/50(k)§	500,000	500,000
Central Puget Sound Regional Transit Authority Sales Tax Improvement and Refunding Bonds, Series 2015S-1
5.000%, 11/1/50	20,000	23,867
City of New York General Obligation Bonds Fiscal, Tax- Exempt Bonds, Series 2018 Subseries F-1
5.000%, 4/1/43	110,000	130,697
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	105,000	166,021
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.500%, 6/15/43	180,000	181,985
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB
5.882%, 6/15/44	45,000	71,981
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A
5.718%, 2/1/41	40,000	58,945
5.808%, 2/1/41	45,000	68,512
City of Seattle, Washington Municipal Light And Power, Improvement Revenue Bonds, Series 2019A
5.000%, 4/1/45	150,000	188,907
5.000%, 4/1/48	70,000	87,815
Colorado Health Facilities Authority Revenue Bonds, Commonspirit Health Series 2019A-2
5.000%, 8/1/44	70,000	83,729
Commonwealth Massachusetts General Obligations Bonds,Taxable Series H
2.900%, 9/1/49	5,000	5,470
Commonwealth of Massachusetts Massachusetts General Obligation Bonds Consolidated Loan of 2017, Series F
5.000%, 11/1/46	150,000	183,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600%, 8/1/42	$25,000	$42,418
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841%, 8/1/21	145,000	151,416
County of Los Angeles Unified School District, General Obligation Bonds
6.758%, 7/1/34	60,000	88,688
County of Miami-Dade, Florida Aviation Revenue, Series C
4.062%, 10/1/31	25,000	27,514
District of Columbia General Obligation Bonds, Series 2016A
5.000%, 6/1/41	30,000	36,470
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637%, 4/1/57	34,000	50,629
6.655%, 4/1/57	24,000	36,322
Housing & Community Development Authority, Series A, GNMA, GNMA COLL
3.800%, 7/1/38	5,000	5,478
Idaho Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, Series A
5.000%, 12/1/47	20,000	23,885
Indiana Finance Authority First Lien Wastewater Utility Revenue Bonds, Series 2016A
5.000%, 10/1/46	130,000	151,980
Long Island Power Authority Electric System General Revenue Bonds, Series 2017
5.000%, 9/1/47	70,000	84,272
Los Angeles Department of Water & Power System Revenue Bonds, Series 2009C
6.008%, 7/1/39	465,000	650,702
Massachusetts Development Finance Agency
5.000%, 7/1/44	40,000	46,208
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Refunding Bonds, Series 2019B
2.866%, 10/15/31	70,000	76,436
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E
6.814%, 11/15/40	45,000	57,122
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2016
5.000%, 11/15/28	20,000	24,504
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series A
4.000%, 10/1/43	10,000	11,031
4.050%, 10/1/48	10,000	10,991
Michigan State Housing Development Authority Rental Housing Revenue Bonds, Series B
3.550%, 10/1/33	10,000	11,054
New Jersey Economic Development Authority, Revenue Bonds, Series B, AGM
(Zero Coupon), 2/15/22	800,000	790,488
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010C
5.754%, 12/15/28	25,000	28,242
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414%, 1/1/40	56,000	94,990
New Mexico Mortgage Finance Authority Single Family Mortgage Program Bonds,Series 2019D, GNMA/FNMA/FHLMC
3.350%, 7/1/49	495,000	522,987
New York & New Jersey Port Authority, Consolidated Bonds, Series 181
4.960%, 8/1/46	40,000	53,411
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-A
3.700%, 11/1/38	20,000	21,484
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds 2018 Series C-1-B
3.850%, 11/1/43	50,000	53,540
New York City Housing Development Corporation Multi-Family Housing Revenue Bonds, Series 2014 C-1-A
4.200%, 11/1/44	210,000	219,148
New York City Municipal Water Finance Authority Water and System Revenue Bonds
5.440%, 6/15/43	45,000	68,578
New York City Municipal Water Finance Authority Water and System Revenue Bonds, Series 2011EE
5.375%, 6/15/43	230,000	232,454
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Series 2019 B, Subseries B-3
3.900%, 8/1/31	70,000	80,319
New York City Transitional Finance Authority, New York Future Tax Secured Taxable Subordinate Bonds, Subseries 2018C-4
3.550%, 5/1/25	30,000	33,668
New York State Dormitory Authority, St Personal Income Tax, Series 2019F
3.190%, 2/15/43	25,000	27,217

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
New York State Urban Development Corp., St Personal Income Tax Revenue Bonds, Series 2020B
2.227%, 3/15/33	$75,000	$75,452
North Las Vegas, Nevada General Obligation Wastewater Reclamation System Refunding Bonds, Series 2019
5.000%, 6/1/28	140,000	176,267
Oregon School Boards Association, Taxable-Pension- Series 2002B, NATL-RE
5.550%, 6/30/28	40,000	49,283
Oregon School Boards Association, Taxable-Pension- Series 2003B, NATL-RE
5.680%, 6/30/28	75,000	94,299
Oregon St Taxable-Pension (OR)
5.892%, 6/1/27	55,000	69,494
Pennsylvania Turnpike Commission, Revenue Bonds, Subseries B
5.000%, 12/1/48	40,000	47,827
Port Authority of New York and New Jersey Consolidated Notes, Series AAA
1.086%, 7/1/23	35,000	35,502
Port Authority Of New York And New Jersey Consolidated Bonds, One Hundred Seventy-Fourth
4.458%, 10/1/62	60,000	76,749
Regents of The University of California General Revenue Bonds 2009, Series R
5.770%, 5/15/43	215,000	312,500
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235%, 5/15/22	545,000	585,494
Rutgers The State University of New Jersey
5.665%, 5/1/40	110,000	152,032
Rutgers The State University of New Jersey General Obligation Refunding Bonds, Series 2019R
3.270%, 5/1/43	20,000	22,143
Sacramento County Sanitation Districts Financing Authority, Revenue Various Refunding Sacramento, Series B, NATL-RE
(ICE LIBOR USD 3 Month + 0.53%, 12.00% Cap), 0.695%, 12/1/35(k)	120,000	103,829
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.918%, 4/1/40	70,000	108,080
7.043%, 4/1/50	90,000	161,434
South Carolina Public Service Authority, Revenue Obligation Bond, Series D
2.388%, 12/1/23	10,000	10,494
State of California Department of Water Resources, Revenue Bonds, Series P
2.000%, 5/1/22	75,000	77,014
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose
4.600%, 4/1/38	100,000	119,102
State of California, State University Systemwide Revenue Bonds Series 2020B
2.975%, 11/1/51	105,000	110,025
State of California, Various Purposes, General Obligation Bonds
7.500%, 4/1/34	25,000	41,549
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	110,000	192,458
State Of Colorado Building Excellent Schools Today Certificates Of Participation, Series 2018N
5.000%, 3/15/38	310,000	380,106
State of Hawaii Taxable General Obligation Bonds of 2020,Series FZ
1.695%, 8/1/32	5,000	5,020
State of Illinois, General Obligation Bonds
5.100%, 6/1/33	200,000	202,118
State of Illinois, Sales Tax Corporation Second Lien Securitization Bonds, Taxable Series 2020B
3.057%, 1/1/34	600,000	632,784
State of Minnesota, Series A
5.000%, 8/1/36	70,000	89,249
State of Mississippi Taxable General Obligation Refunding Bonds, Series 2020A
1.732%, 11/1/32	5,000	5,124
State of New York Dormitory Authority Facilities Revenue Bonds, Series 2020A
2.985%, 7/1/40	10,000	10,668
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010H
5.389%, 3/15/40	45,000	63,733
State of Washington, Washington Various Purpose General Obligation Bonds, Series 2018C
5.000%, 2/1/39	120,000	149,648
Tennessee Housing Development Agency
3.850%, 7/1/43	10,000	10,645
3.950%, 1/1/49	10,000	10,630
Texas Transportation Commission State of Texas Mobility Fund General Obligation Build America Bonds Series 2009A
5.517%, 4/1/39	145,000	220,850

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
The Regent of The University of California General Revenue Bonds 2020, Series BG
0.883%, 5/15/25	$35,000	$35,306
Triborough Bridge and Tunnel Authority General Revenue Bonds, Series 2017A
5.000%, 11/15/47	130,000	153,908
University of California, General Revenue Bonds, Series 2012- AD
4.858%, 5/15/2112	45,000	65,576
Utah Transit Authority Sales Tax Revenue Taxable, Series B
5.937%, 6/15/39	90,000	129,901
Virginia College Building Authority Educational Facilities Federally Taxable Revenue and Revenue Refunding Bonds, Series 2020B
1.965%, 2/1/32	50,000	50,450

Total Municipal Bonds		10,552,271

Supranational (0.8%)
African Development Bank
3.000%, 12/6/21	60,000	61,867
1.625%, 9/16/22	125,000	127,625
Asian Development Bank
2.125%, 11/24/21	50,000	51,088
2.000%, 2/16/22	100,000	102,436
1.875%, 2/18/22	100,000	102,274
1.875%, 7/19/22	250,000	257,403
1.750%, 9/13/22	150,000	154,446
2.750%, 3/17/23	85,000	90,189
0.250%, 7/14/23	135,000	134,900
0.250%, 10/6/23	100,000	99,836
2.625%, 1/12/27	50,000	56,308
1.875%, 1/24/30	200,000	218,348
Asian Infrastructure Investment Bank (The)
0.250%, 9/29/23	65,000	64,828
0.500%, 5/28/25	100,000	100,051
Corp. Andina de Fomento
2.375%, 5/12/23	250,000	259,260
Council of Europe Development Bank
1.750%, 9/26/22	50,000	51,469
2.500%, 2/27/24	30,000	32,141
European Bank for Reconstruction & Development
2.125%, 3/7/22	100,000	102,496
2.750%, 3/7/23	25,000	26,503
European Investment Bank
2.250%, 3/15/22	225,000	231,617
2.625%, 5/20/22	50,000	51,958
2.875%, 8/15/23	100,000	107,521
0.250%, 9/15/23	110,000	109,994
3.250%, 1/29/24	50,000	54,925
2.625%, 3/15/24	85,000	91,814
2.250%, 6/24/24	200,000	214,402
1.875%, 2/10/25	100,000	106,496
1.625%, 3/14/25	100,000	105,544
0.625%, 7/25/25	250,000	252,805
2.125%, 4/13/26	75,000	81,747
1.625%, 10/9/29	55,000	59,001
0.750%, 9/23/30	100,000	99,071
Inter-American Development Bank
1.750%, 4/14/22	100,000	102,307
1.750%, 9/14/22(x)	100,000	102,868
2.500%, 1/18/23	100,000	105,091
3.000%, 2/21/24	75,000	81,722
2.125%, 1/15/25	100,000	107,283
1.750%, 3/14/25(x)	300,000	317,465
0.625%, 7/15/25	1,000,000	1,008,384
2.250%, 6/18/29	50,000	56,062
International Bank for Reconstruction & Development
2.125%, 7/1/22	300,000	309,519
2.125%, 2/13/23	68,000	70,963
1.750%, 4/19/23	100,000	103,780
1.875%, 6/19/23	100,000	104,406
2.500%, 3/19/24	100,000	107,646
1.625%, 1/15/25	200,000	210,671
0.625%, 4/22/25	250,000	252,488
0.375%, 7/28/25(x)	100,000	99,690
2.500%, 7/29/25	75,000	82,368
3.125%, 11/20/25	25,000	28,358
1.875%, 10/27/26	150,000	161,661
0.750%, 8/26/30	170,000	168,074
International Finance Corp.
2.875%, 7/31/23	30,000	32,192
1.375%, 10/16/24	90,000	93,496
0.750%, 8/27/30	100,000	99,042
Nordic Investment Bank
0.375%, 5/19/23	200,000	200,591

Total Supranational		7,666,490

U.S. Government Agency Securities (1.9%)
FFCB
0.590%, 3/25/24	1,000,000	1,000,084
FHLB
1.625%, 12/20/21(x)	1,000,000	1,018,560
2.500%, 2/13/24	200,000	215,179
2.875%, 9/13/24	75,000	82,550
0.375%, 9/4/25	120,000	119,866
3.250%, 11/16/28(x)	250,000	299,858
FHLMC
2.375%, 1/13/22	300,000	308,500
0.250%, 8/24/23	215,000	215,023
0.690%, 8/5/25	4,100,000	4,103,152
0.700%, 8/12/25	3,000,000	3,001,131
0.700%, 8/18/25	4,100,000	4,101,701
0.375%, 9/23/25	230,000	229,329
FNMA
2.000%, 1/5/22	200,000	204,697
2.250%, 4/12/22	500,000	516,223
1.375%, 9/6/22	100,000	102,314
0.250%, 5/22/23	500,000	500,516
0.250%, 7/10/23	455,000	455,172
1.750%, 7/2/24	100,000	105,531
2.625%, 9/6/24	332,000	362,454
0.625%, 4/22/25	430,000	435,022
0.500%, 6/17/25	250,000	250,841
0.375%, 8/25/25	240,000	239,032
2.125%, 4/24/26	110,000	120,195
1.875%, 9/24/26	100,000	108,089
0.875%, 8/5/30	500,000	492,188
Iraq Government AID Bonds
2.149%, 1/18/22	200,000	204,947
Tennessee Valley Authority
3.875%, 2/15/21	91,000	92,268
2.875%, 9/15/24	50,000	54,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
0.750%, 5/15/25	$335,000	$340,238

Total U.S. Government Agency Securities		19,279,541

U.S. Treasury Obligations (24.8%)
U.S. Treasury Bonds
7.125%, 2/15/23	200,000	233,125
6.875%, 8/15/25	200,000	263,829
6.750%, 8/15/26	100,000	137,192
4.250%, 5/15/39	187,000	287,189
4.500%, 8/15/39	208,000	329,233
4.375%, 11/15/39	908,000	1,420,099
4.625%, 2/15/40	426,000	686,753
4.375%, 5/15/40	200,000	314,330
3.875%, 8/15/40	326,000	483,210
4.250%, 11/15/40	326,000	506,924
4.375%, 5/15/41	3,200,000	5,071,680
3.125%, 2/15/43	780,000	1,058,351
2.875%, 5/15/43	2,680,000	3,504,868
3.625%, 8/15/43	2,480,000	3,621,351
3.750%, 11/15/43	2,180,000	3,243,039
3.625%, 2/15/44	1,300,000	1,902,909
3.375%, 5/15/44	1,200,000	1,696,446
3.125%, 8/15/44	800,000	1,090,433
3.000%, 11/15/44	1,000,000	1,338,513
2.500%, 2/15/45	1,140,000	1,405,675
3.000%, 5/15/45	300,000	402,413
2.875%, 8/15/45	1,800,000	2,369,425
2.250%, 8/15/46	600,000	709,892
2.875%, 11/15/46	715,000	946,874
3.000%, 5/15/47	1,100,000	1,493,006
2.750%, 11/15/47	1,140,000	1,484,412
3.000%, 2/15/48#	3,271,000	4,454,119
2.875%, 5/15/49	900,000	1,207,793
2.250%, 8/15/49#	1,509,000	1,799,008
2.375%, 11/15/49	19,000	23,256
2.000%, 2/15/50	82,000	92,992
1.250%, 5/15/50	6,892,000	6,550,898
1.375%, 8/15/50	4,750,000	4,661,482
U.S. Treasury Inflation Linked Bonds
0.250%, 2/15/50 TIPS	925,664	1,090,745
U.S. Treasury Inflation Linked Notes
0.625%, 4/15/23 TIPS	7,108,863	7,430,673
0.125%, 7/15/30 TIPS	563,898	626,310
U.S. Treasury Notes
1.125%, 7/31/21	22,000	22,182
1.750%, 7/31/21	12,000	12,161
1.250%, 10/31/21	1,575,000	1,593,966
2.000%, 10/31/21	950,000	969,077
2.000%, 11/15/21	1,537,000	1,569,066
1.500%, 11/30/21	100,000	101,583
1.750%, 11/30/21	500,000	509,364
1.875%, 11/30/21	550,000	561,127
2.000%, 12/31/21	500,000	511,603
2.125%, 12/31/21	500,000	512,361
1.500%, 1/31/22	3,943,000	4,014,470
1.875%, 1/31/22	500,000	511,593
2.000%, 2/15/22	4,352,000	4,463,475
2.500%, 2/15/22	500,000	516,229
1.750%, 2/28/22	475,000	485,816
1.875%, 2/28/22	1,725,000	1,767,415
1.750%, 3/31/22	1,750,000	1,792,313
1.875%, 3/31/22	500,000	512,996
1.750%, 4/30/22	618,000	633,765
1.875%, 4/30/22	400,000	410,991
1.750%, 5/15/22	2,178,000	2,234,839
1.750%, 5/31/22	780,000	800,957
1.875%, 5/31/22	3,000,000	3,086,789
2.125%, 6/30/22	325,000	336,286
1.750%, 7/15/22	1,614,000	1,660,670
0.125%, 7/31/22	1,000,000	999,926
1.875%, 7/31/22	450,000	464,331
1.500%, 8/15/22	153,000	156,927
1.625%, 8/15/22	378,000	388,585
1.625%, 8/31/22	300,000	308,567
1.875%, 8/31/22	500,000	516,616
1.500%, 9/15/22	707,000	725,944
1.750%, 9/30/22	650,000	670,971
1.875%, 9/30/22	700,000	724,329
1.375%, 10/15/22	56,000	57,415
1.875%, 10/31/22	500,000	518,045
2.000%, 10/31/22	350,000	363,577
1.625%, 11/15/22	705,000	727,224
2.000%, 11/30/22	500,000	520,118
1.625%, 12/15/22	37,000	38,215
2.125%, 12/31/22	435,000	454,403
1.500%, 1/15/23	164,000	169,103
1.750%, 1/31/23	775,000	804,003
2.000%, 2/15/23	725,000	756,870
1.500%, 2/28/23	645,000	666,165
0.500%, 3/15/23	1,614,000	1,628,277
0.250%, 4/15/23	1,614,000	1,618,544
1.625%, 4/30/23	600,000	622,878
0.125%, 5/15/23	1,000,000	999,433
1.750%, 5/15/23	2,133,000	2,222,793
1.625%, 5/31/23	925,000	961,427
2.750%, 5/31/23	1,010,000	1,079,909
1.375%, 6/30/23	1,900,000	1,963,941
2.625%, 6/30/23	200,000	213,578
1.250%, 7/31/23	850,000	876,362
2.500%, 8/15/23	800,000	853,813
1.375%, 8/31/23	850,000	880,230
1.375%, 9/30/23	1,050,000	1,088,222
1.625%, 10/31/23	900,000	940,576
2.750%, 11/15/23	950,000	1,026,473
2.125%, 11/30/23	1,050,000	1,114,862
2.250%, 12/31/23	1,420,000	1,515,611
2.250%, 1/31/24	2,250,000	2,404,963
2.500%, 1/31/24	1,200,000	1,292,719
2.750%, 2/15/24	837,000	909,519
2.125%, 2/29/24	2,650,000	2,825,579
2.125%, 3/31/24	2,230,000	2,380,986
2.000%, 4/30/24	1,475,000	1,570,412
2.500%, 5/15/24	1,387,000	1,502,657
2.000%, 5/31/24	2,200,000	2,345,199
1.750%, 6/30/24	508,000	537,524
2.000%, 6/30/24	550,000	587,034
1.750%, 7/31/24	1,019,000	1,079,262
2.125%, 7/31/24	6,560,000	7,041,221
2.375%, 8/15/24	2,200,000	2,384,280
1.250%, 8/31/24	1,500,000	1,560,919
1.875%, 8/31/24	1,800,000	1,916,990
1.500%, 9/30/24	1,682,000	1,768,339
2.125%, 9/30/24	1,650,000	1,775,668
1.500%, 10/31/24	4,473,000	4,706,038
2.250%, 10/31/24	1,800,000	1,948,475
2.250%, 11/15/24	1,100,000	1,191,326
1.500%, 11/30/24	16,000	16,847
2.125%, 11/30/24	300,000	323,620
1.750%, 12/31/24	3,902,000	4,153,248
2.250%, 12/31/24	850,000	922,649
1.375%, 1/31/25	352,000	369,306
2.000%, 2/15/25	962,000	1,035,730
0.500%, 3/31/25	164,000	165,903
0.375%, 4/30/25	2,743,000	2,759,326
2.125%, 5/15/25	1,953,000	2,120,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount		Value (Note 1)
2.000%, 8/15/25		$1,750,000	$1,896,298
0.250%, 8/31/25		1,000,000	999,224
2.250%, 11/15/25		3,400,000	3,738,165
1.625%, 2/15/26		2,575,000	2,755,097
2.375%, 4/30/26		650,000	723,506
1.625%, 5/15/26		2,900,000	3,107,791
1.500%, 8/15/26		6,803,000	7,253,537
2.000%, 11/15/26		2,000,000	2,195,931
2.250%, 2/15/27		1,125,000	1,255,995
2.375%, 5/15/27		1,976,000	2,228,059
0.500%, 5/31/27		1,026,000	1,030,525
2.250%, 8/15/27		5,543,000	6,219,270
2.250%, 11/15/27		1,260,000	1,417,115
2.750%, 2/15/28		1,310,000	1,524,459
2.875%, 5/15/28		1,360,000	1,600,911
2.875%, 8/15/28		2,540,000	3,000,396
3.125%, 11/15/28		3,599,000	4,336,846
2.625%, 2/15/29		2,850,000	3,331,001
2.375%, 5/15/29		2,300,000	2,647,921
1.625%, 8/15/29		348,000	379,007
1.750%, 11/15/29		920,000	1,013,409
1.500%, 2/15/30		11,597,000	12,517,677
0.625%, 5/15/30		1,422,000	1,418,057
0.625%, 8/15/30		1,475,000	1,467,681

Total U.S. Treasury Obligations			244,822,386

Total Long-Term Debt Securities (104.9%) (Cost $1,018,731,973)			1,036,046,381

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bill (0.6%)
Federative Republic of Brazil
0.00%, 4/1/21(p)	BRL	31,500,000	5,546,673

	Number of Shares		Value (Note 1)
Investment Companies (2.1%)
BlackRock Liquidity FedFund, Institutional Shares(xx)		1,000,000	1,000,000
JPMorgan Prime Money Market Fund, IM Shares		19,794,113	19,807,969

Total Investment Companies			20,807,969

	Principal Amount		Value (Note 1)
Repurchase Agreements (0.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $100,000, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $102,000.(xx)		$100,000	100,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $633,621, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 5/15/27-11/15/39; total market value $646,292.(xx)		633,620	633,620
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $700,004, collateralized by various Common Stocks, U.S. Government Treasury Securities, ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $776,069.(xx)		700,000	700,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $400,002, collateralized by various Common Stocks; total market value $444,516.(xx)		400,000	400,000

Total Repurchase Agreements			1,833,620

U.S. Government Agency Security (0.2%)
FHLB
0.09%, 10/28/20(o)(p)		2,500,000	2,499,827

U.S. Treasury Obligations (3.3%)
U.S. Treasury Bills
0.07%, 10/1/20(p)		2,100,000	2,099,996
0.06%, 10/6/20(p)		2,000,000	1,999,981
0.08%, 10/15/20(p)		4,500,000	4,499,852
0.08%, 10/20/20(p)		3,200,000	3,199,850
0.09%, 10/29/20(p)		7,700,000	7,699,415
0.09%, 11/17/20(p)		6,800,000	6,799,197
0.10%, 11/27/20(p)		3,000,000	2,999,537
0.10%, 12/3/20(p)		2,300,000	2,299,593
0.10%, 1/12/21(p)		900,000	899,733

Total U.S. Treasury Obligations			32,497,154

Total Short-Term Investments (6.4%) (Cost $63,520,992)			63,185,243

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Future Interest Rate Options (0.0%)
Mid-Curve 2-Year Eurodollar 12/11/20 at USD 99.63, American Style Notional Amount: USD 179,500,000 Exchange Traded*		718	35,900
Mid-Curve 3-Year Eurodollar 6/11/21 at USD 99.25, American Style Notional Amount: USD 68,500,000 Exchange Traded*		274	51,375

Total Options Purchased (0.0%) (Cost $175,905)			87,275

Total Investments Before Securities Sold Short (111.3%) (Cost $1,082,428,870)			1,099,318,899

	Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 10/25/35 TBA		$(111,000)	(117,764)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 10/25/50 TBA	$(53,582)	$(56,487)
3.000%, 11/25/50 TBA	(2,513,431)	(2,633,310)
GNMA
3.500%, 10/15/50 TBA	(15,000)	(15,797)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,827,440)		(2,823,358)

Total Investments after Securities Sold Short (111.0%) (Cost $1,079,601,430)		1,096,495,541
Other Assets Less Liabilities (-11.0%)		(108,539,359)

Net Assets (100%)		$987,956,182

*	Non-income producing.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2020, the market value of these securities amounted to $146,814,432 or 14.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $516,421.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)

Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2020. (l) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2020.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $9,919,236 or 1.0% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2020.

(p)	Yield to maturity.

(r)	Value determined using significant unobservable inputs.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $3,788,504. This was collateralized by $1,033,629 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.375%, maturing 10/8/20 – 8/15/48 and by cash of $2,833,620 which was subsequently invested in an investment company and joint repurchase agreements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2020.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Glossary:

AGM — Insured by Assured Guaranty Municipal Corp.

ARM — Adjustable Rate Mortgage

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLO — Collateralized Loan Obligation

COP — Colombian Peso

CPI — Consumer Price Index

EUR — European Currency Unit

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

IO — Interest Only

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL — Insured by National Public Finance Guarantee Corp.

PIK — Payment-in Kind Security

PEN — Peruvian Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

UMBS — Uniform Mortgage-Backed Securities

USD — United States Dollar

Futures contracts outstanding as of September 30, 2020 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	2	12/2020	EUR	409,232	2,257
U.S. Treasury 2 Year Note	66	12/2020	USD	14,583,422	6,162
U.S. Treasury 5 Year Note	36	12/2020	USD	4,537,125	622
U.S. Treasury 10 Year Note	105	12/2020	USD	14,650,781	38,416
U.S. Treasury Ultra Bond	16	12/2020	USD	3,549,000	(2,763)
3 Month Eurodollar	51	12/2022	USD	12,716,213	(2,321)
3 Month Eurodollar	51	3/2023	USD	12,714,300	(2,333)
3 Month Eurodollar	51	6/2023	USD	12,710,475	(2,333)
3 Month Eurodollar	51	9/2023	USD	12,706,650	(1,371)

					36,336

Short Contracts
Canada 10 Year Bond	(13)	12/2020	CAD	(1,482,130)	1,179
Euro-Bund	(7)	12/2020	EUR	(1,432,312)	(4,098)
Euro-Buxl	(5)	12/2020	EUR	(1,305,406)	(25,597)
Japan 10 Year Bond	(8)	12/2020	JPY	(11,538,235)	(27,998)
U.S. Treasury 5 Year Note	(18)	12/2020	USD	(2,268,563)	(3,685)
U.S. Treasury 10 Year Note	(85)	12/2020	USD	(11,860,156)	6,632
U.S. Treasury 10 Year Ultra Note	(46)	12/2020	USD	(7,356,406)	(28,408)
U.S. Treasury Long Bond	(15)	12/2020	USD	(2,644,219)	(10,252)
3 Month Eurodollar	(51)	12/2024	USD	(12,675,412)	1,679
3 Month Eurodollar	(51)	3/2025	USD	(12,669,675)	892
3 Month Eurodollar	(51)	6/2025	USD	(12,662,662)	729
3 Month Eurodollar	(51)	9/2025	USD	(12,655,012)	242

					(88,685)

					(52,349)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,311,996	AUD	1,795,000	HSBC Bank plc	10/2/2020	26,327
USD	3,772,130	EUR	3,152,000	Barclays Bank plc	10/2/2020	76,567
USD	9,463,489	GBP	7,043,000	Bank of America	10/2/2020	375,554
CAD	6,318,000	USD	4,719,254	UBS AG	10/5/2020	25,638
EUR	964,500	USD	1,129,430	UBS AG	10/5/2020	1,469
USD	4,844,828	CAD	6,325,000	HSBC Bank plc	10/5/2020	94,679
USD	10,796	EUR	9,000	Australia & New Zealand Banking Group Ltd.	10/5/2020	243
USD	28,506	EUR	24,000	Citibank NA	10/5/2020	365
USD	2,151,156	EUR	1,799,000	UBS AG	10/5/2020	41,787
USD	3,698,607	EUR	3,152,000	Barclays Bank plc	11/3/2020	527
USD	1,133,022	EUR	964,500	BNP Paribas	11/4/2020	1,400
USD	91,514	COP	339,438,869	JPMorgan Chase Bank**	12/4/2020	3,117
USD	958,118	MXN	20,546,459	Deutsche Bank AG	12/4/2020	35,727
USD	445,795	RUB	33,752,394	HSBC Bank plc**	12/4/2020	14,359
USD	1,030,753	EUR	869,000	HSBC Bank plc	12/16/2020	10,099
USD	733,655	PEN	2,628,685	Deutsche Bank AG**	3/15/2021	5,068
USD	5,845,511	BRL	31,500,000	JPMorgan Chase Bank**	4/5/2021	270,145

Total unrealized appreciation						983,071

EUR	964,500	USD	1,132,319	BNP Paribas	10/5/2020	(1,420)
USD	113,070	EUR	97,000	Citibank NA	10/5/2020	(664)
USD	9,062,122	GBP	7,043,000	HSBC Bank plc	11/3/2020	(27,371)
USD	4,719,733	CAD	6,318,000	UBS AG	11/4/2020	(25,616)
USD	1,130,129	EUR	964,500	UBS AG	11/4/2020	(1,493)
IDR	636,500,000	USD	42,969	HSBC Bank plc**	12/4/2020	(446)
IDR	636,500,000	USD	43,065	Natwest Markets plc**	12/4/2020	(542)
RUB	12,570,804	USD	163,641	HSBC Bank plc**	12/4/2020	(2,955)
USD	274,077	IDR	4,145,141,120	Deutsche Bank AG**	12/4/2020	(2,847)
USD	175,629	MYR	740,401	Goldman Sachs Bank USA**	12/16/2020	(2,149)

Total unrealized depreciation						(65,503)

Net unrealized appreciation						917,568

**	Non-deliverable forward.

Written Put Options Contracts as of September 30, 2020 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Mid-Curve 3-Year Eurodollar	Exchange Traded	274	USD (68,500,000)	USD 98.75	6/11/2021	(10,275)

Total Written Options Contracts (Premiums Received ($22,292))						(10,275)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$71,666,109	$—	$71,666,109
Collateralized Mortgage Obligations	—	103,234,714	—	103,234,714
Commercial Mortgage-Backed Securities	—	41,515,036	—	41,515,036
Corporate Bonds
Communication Services	—	18,833,101	—	18,833,101
Consumer Discretionary	—	15,983,250	—	15,983,250
Consumer Staples	—	14,593,497	—	14,593,497
Energy	—	17,626,910	—	17,626,910
Financials	—	101,602,635	137,177	101,739,812
Health Care	—	21,571,067	—	21,571,067
Industrials	—	21,652,368	—	21,652,368
Information Technology	—	25,647,249	—	25,647,249
Materials	—	4,124,835	—	4,124,835
Real Estate	—	19,289,822	—	19,289,822
Utilities	—	23,762,249	—	23,762,249
Foreign Government Securities	—	20,655,693	297	20,655,990
Forward Currency Contracts	—	983,071	—	983,071
Futures	58,810	—	—	58,810
Loan Participations
Financials	—	887,819	—	887,819
Industrials	—	959,783	—	959,783
Mortgage-Backed Securities	—	229,982,082	—	229,982,082
Municipal Bonds	—	10,552,271	—	10,552,271
Options Purchased
Put Options Purchased	87,275	—	—	87,275
Short-Term Investments
Foreign Government Treasury Bill	—	5,546,673	—	5,546,673
Investment Companies	20,807,969	—	—	20,807,969
Repurchase Agreements	—	1,833,620	—	1,833,620
U.S. Government Agency Security	—	2,499,827	—	2,499,827
U.S. Treasury Obligations	—	32,497,154	—	32,497,154
Supranational	—	7,666,490	—	7,666,490
U.S. Government Agency Securities	—	19,279,541	—	19,279,541
U.S. Treasury Obligations	—	244,822,386	—	244,822,386

Total Assets	$20,954,054	$1,079,269,252	$137,474	$1,100,360,780

Liabilities:
Forward Currency Contracts	$—	$(65,503)	$—	$(65,503)
Futures	(111,159)	—	—	(111,159)
Mortgage-Backed Securities	—	(2,823,358)	—	(2,823,358)
Options Written
Put Options Written	(10,275)	—	—	(10,275)

Total Liabilities	$(121,434)	$(2,888,861)	$—	$(3,010,295)

Total	$20,832,620	$1,076,380,391	$137,474	$1,097,350,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,715,208
Aggregate gross unrealized depreciation	(26,261,547)

Net unrealized appreciation	$16,453,661

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,080,896,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.5%)
Entertainment (1.6%)
Activision Blizzard, Inc.	80,400	$6,508,380
Electronic Arts, Inc.*	9,130	1,190,643
Glu Mobile, Inc.*	4,650	35,689
NetEase, Inc. (ADR)	7,795	3,544,153
Netflix, Inc.*	5,950	2,975,179
Nexon Co. Ltd.	39,800	988,426
Spotify Technology SA*	2,225	539,718
Take-Two Interactive Software, Inc.*	14,715	2,431,212
Tencent Music Entertainment Group (ADR)(x)*	58,941	870,559
Zynga, Inc., Class A*	807,678	7,366,023

		26,449,982

Interactive Media & Services (7.9%)
Alphabet, Inc., Class A*	15,767	23,108,115
Alphabet, Inc., Class C*	15,195	22,330,572
Cargurus, Inc.*	2,660	57,536
Facebook, Inc., Class A*	265,575	69,554,093
IAC/InterActiveCorp*	2,530	303,043
Match Group, Inc.*	20,348	2,251,506
Pinterest, Inc., Class A*	39,105	1,623,249
Snap, Inc., Class A*	80,666	2,106,189
Tencent Holdings Ltd.	40,460	2,694,368
TripAdvisor, Inc.	3,036	59,475
Twitter, Inc.*	25,014	1,113,123
Yelp, Inc.*	2,163	43,455
Zillow Group, Inc., Class A*	1,147	116,466
Zillow Group, Inc., Class C*	4,489	456,038

		125,817,228

Total Communication Services		152,267,210

Consumer Discretionary (7.2%)
Automobiles (0.2%)
Tesla, Inc.*	9,935	4,262,214

Internet & Direct Marketing Retail (7.0%)
Alibaba Group Holding Ltd.*	88,108	3,258,116
Alibaba Group Holding Ltd. (ADR)*	7,490	2,201,910
Amazon.com, Inc.*	28,462	89,619,153
Booking Holdings, Inc.*	4,987	8,531,161
Chewy, Inc., Class A(x)*	2,260	123,916
eBay, Inc.	21,040	1,096,184
Etsy, Inc.*	12,277	1,493,252
Expedia Group, Inc.	16,247	1,489,687
Groupon, Inc.*	718	14,647
Grubhub, Inc.*	2,917	210,987
JD.com, Inc. (ADR)*	20,090	1,559,185
Qurate Retail, Inc., Class A	12,260	88,027
Shutterstock, Inc.	698	36,324
Stamps.com, Inc.*	560	134,932
Trainline plc(m)*	173,324	812,841
Wayfair, Inc., Class A*	2,164	629,746

		111,300,068

Total Consumer Discretionary		115,562,282

Financials (0.1%)
Capital Markets (0.1%)
Reinvent Technology Partners(x)*	86,769	996,967

Total Financials		996,967

Health Care (0.3%)
Health Care Technology (0.3%)
Veeva Systems, Inc., Class A*	18,305	5,147,183

Total Health Care		5,147,183

Industrials (0.1%)
Electrical Equipment (0.0%)
Bloom Energy Corp., Class A(x)*	40,710	731,559

Road & Rail (0.1%)
Uber Technologies, Inc.*	23,276	849,108

Total Industrials		1,580,667

Information Technology (52.8%)
Communications Equipment (0.7%)
Acacia Communications, Inc.*	1,741	117,343
Arista Networks, Inc.*	1,727	357,368
Calix, Inc.*	1,700	30,226
Ciena Corp.*	4,840	192,100
Cisco Systems, Inc.	133,970	5,277,078
CommScope Holding Co., Inc.*	6,179	55,611
EchoStar Corp., Class A*	1,580	39,326
F5 Networks, Inc.*	5,915	726,184
Harmonic, Inc.*	3,060	17,075
Infinera Corp.*	5,930	36,529
Inseego Corp.(x)*	2,000	20,640
InterDigital, Inc.	940	53,636
Juniper Networks, Inc.	10,470	225,105
Lumentum Holdings, Inc.*	34,775	2,612,646
Motorola Solutions, Inc.	5,369	841,913
NETGEAR, Inc.*	900	27,738
NetScout Systems, Inc.*	2,260	49,336
Plantronics, Inc.	1,170	13,853
Ribbon Communications, Inc.*	3,700	14,319
Telefonaktiebolaget LM Ericsson (ADR)(x)	80,655	878,333
Ubiquiti, Inc.	223	37,165
ViaSat, Inc.*	1,980	68,092
Viavi Solutions, Inc.*	7,190	84,339

		11,775,955

Electronic Equipment, Instruments & Components (1.8%)
Amphenol Corp., Class A	27,854	3,015,753
Arrow Electronics, Inc.*	2,420	190,357
Avnet, Inc.	3,090	79,846
Badger Meter, Inc.	900	58,833
Belden, Inc.	1,380	42,946
Benchmark Electronics, Inc.	1,120	22,568
CDW Corp.	4,526	540,993
Celestica, Inc.*	3,449	23,798
Cognex Corp.	23,425	1,524,967
Coherent, Inc.*	740	82,088
Corning, Inc.	93,895	3,043,137
Dolby Laboratories, Inc., Class A	1,993	132,096
Fabrinet*	1,150	72,484
Fitbit, Inc., Class A*	7,257	50,509
Flex Ltd.*	342,489	3,815,327
FLIR Systems, Inc.	4,138	148,347
Hon Hai Precision Industry Co. Ltd.	278,000	744,240
II-VI, Inc.(x)*	3,278	132,956
Insight Enterprises, Inc.*	1,060	59,975
IPG Photonics Corp.*	10,905	1,853,523
Itron, Inc.*	1,260	76,532
Jabil, Inc.	4,270	146,290
Keyence Corp.	1,900	885,481
Keysight Technologies, Inc.*	5,911	583,889
Knowles Corp.*	2,854	42,525
Littelfuse, Inc.	770	136,552
Methode Electronics, Inc.	1,160	33,060
National Instruments Corp.	4,140	147,798

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Novanta, Inc.*	1,110	$116,927
OSI Systems, Inc.*	490	38,029
Plexus Corp.*	910	64,273
Rogers Corp.*	580	56,875
Samsung SDI Co. Ltd.	18,013	6,667,753
Sanmina Corp.*	2,123	57,427
SYNNEX Corp.	1,293	181,098
Taiyo Yuden Co. Ltd.(x)	44,300	1,392,810
TE Connectivity Ltd.	10,436	1,020,015
Trimble, Inc.*	7,870	383,269
TTM Technologies, Inc.*	3,110	35,485
Vishay Intertechnology, Inc.	4,190	65,238
Zebra Technologies Corp., Class A*	1,680	424,133

		28,190,202

IT Services (14.4%)
Accenture plc, Class A	20,118	4,546,467
Adyen NV(m)*	1,255	2,3 12,786
Akamai Technologies, Inc.*	12,380	1,368,485
Alliance Data Systems Corp.	1,485	62,340
Automatic Data Processing, Inc.	13,580	1,894,274
Black Knight, Inc.*	4,971	432,726
Booz Allen Hamilton Holding Corp.	4,340	360,133
Broadridge Financial Solutions, Inc.	3,660	483,120
CACI International, Inc., Class A*	820	174,791
Cardtronics plc, Class A*	1,090	21,582
CGI, Inc.*	7,280	493,366
Cognizant Technology Solutions Corp., Class A	29,588	2,053,999
CSG Systems International, Inc.	1,010	41,359
DXC Technology Co.	7,995	142,711
EPAM Systems, Inc.*	1,769	571,882
Euronet Worldwide, Inc.*	1,620	147,582
Evertec, Inc.	1,863	64,665
ExlService Holdings, Inc.*	1,070	70,588
Fastly, Inc., Class A*	2,350	220,148
Fidelity National Information Services, Inc.	55,182	8,123,342
Fiserv, Inc.*	66,157	6,817,479
FleetCor Technologies, Inc.*	16,285	3,877,459
Gartner, Inc.*	2,800	349,860
Genpact Ltd.	84,518	3,291,976
Global Payments, Inc.	86,670	15,390,859
GoDaddy, Inc., Class A*	16,530	1,255,784
International Business Machines Corp.	28,182	3,428,904
Jack Henry & Associates, Inc.	2,450	398,346
KBR, Inc.	4,460	99,726
Leidos Holdings, Inc.	4,235	377,550
LiveRamp Holdings, Inc.*	2,080	107,682
ManTech International Corp., Class A	830	57,170
Mastercard, Inc., Class A	44,695	15,114,508
MAXIMUS, Inc.	1,940	132,715
MongoDB, Inc.*	59,740	13,830,407
NIC, Inc.	2,080	40,976
Okta, Inc.*	93,240	19,939,374
Paychex, Inc.	10,100	805,677
PayPal Holdings, Inc.*	168,105	33,121,728
Perspecta, Inc.	4,297	83,577
Sabre Corp.	9,855	64,156
Science Applications International Corp.	1,812	142,097
Shopify, Inc., Class A*	14,119	14,443,313
Snowflake, Inc., Class A(x)*	4,754	1,193,254
Square, Inc., Class A*	136,883	22,250,332
Switch, Inc., Class A	2,550	39,806
Sykes Enterprises, Inc.*	1,250	42,762
TTEC Holdings, Inc.	530	28,912
Twilio, Inc., Class A*	110,855	27,391,162
VeriSign, Inc.*	3,190	653,472
Verra Mobility Corp.*	4,270	41,248
Virtusa Corp.*	850	41,786
Visa, Inc., Class A	95,917	19,180,522
Western Union Co. (The)	13,000	278,590
WEX, Inc.*	16,290	2,263,821

		230,163,336

Semiconductors & Semiconductor Equipment (11.0%)
Advanced Energy Industries, Inc.*	1,170	73,640
Advanced Micro Devices, Inc.*	301,578	24,726,380
Ambarella, Inc.*	1,050	54,789
Amkor Technology, Inc.*	3,350	37,520
Analog Devices, Inc.	11,705	1,366,442
Applied Materials, Inc.	28,860	1,715,727
ASML Holding NV (Registered) (NYRS)	4,490	1,658,022
BE Semiconductor Industries NV(x)	37,733	1,617,735
Broadcom, Inc.	12,735	4,639,615
Brooks Automation, Inc.	2,330	107,786
Cabot Microelectronics Corp.	940	134,241
Cirrus Logic, Inc.*	1,820	122,759
Cree, Inc.*	38,085	2,427,538
Diodes, Inc.*	1,310	73,949
Enphase Energy, Inc.*	3,950	326,231
Entegris, Inc.	4,240	315,202
First Solar, Inc.*	2,660	176,092
FormFactor, Inc.*	57,298	1,428,439
Globalwafers Co. Ltd.	88,500	1,178,184
Inphi Corp.*	1,619	181,733
Intel Corp.	134,590	6,969,070
KLA Corp.	24,964	4,836,525
Koh Young Technology, Inc.	13,700	1,047,634
Kulicke & Soffa Industries, Inc.	1,930	43,232
Lam Research Corp.	17,506	5,807,616
Lattice Semiconductor Corp.*	95,922	2,777,901
MACOM Technology Solutions Holdings, Inc.*	1,429	48,600
Marvell Technology Group Ltd.	292,513	11,612,766
Maxim Integrated Products, Inc.	8,420	569,276
MaxLinear, Inc.*	2,060	47,874
Microchip Technology, Inc.	7,977	819,717
Micron Technology, Inc.*	194,490	9,133,250
MKS Instruments, Inc.	1,740	190,060
Monolithic Power Systems, Inc.	1,370	383,066
NVIDIA Corp.	61,330	33,193,023
NXP Semiconductors NV	17,135	2,138,619
ON Semiconductor Corp.*	12,981	281,558
Onto Innovation, Inc.*	1,500	44,670
Power Integrations, Inc.	1,890	104,706
Qorvo, Inc.*	22,076	2,848,025
QUALCOMM, Inc.	127,606	15,016,674
Rambus, Inc.*	3,550	48,600
Semtech Corp.*	2,020	106,979
Silicon Laboratories, Inc.*	1,360	133,076
SK Hynix, Inc.	57,549	4,129,240
Skyworks Solutions, Inc.	63,630	9,258,165
SolarEdge Technologies, Inc.*	1,610	383,744
STMicroelectronics NV (NYRS), Class Y(x)	104,245	3,199,279
SunPower Corp.(x)*	2,514	31,450
Synaptics, Inc.*	1,070	86,049
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	31,380	2,543,977
Teradyne, Inc.	86,112	6,842,460
Texas Instruments, Inc.	51,810	7,397,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Display Corp.	1,350	$243,999
Xilinx, Inc.	7,710	803,690

		175,484,544

Software (18.3%)
2U, Inc.*	2,214	74,966
8x8, Inc.*	3,260	50,693
ACI Worldwide, Inc.*	3,670	95,897
Adobe, Inc.*	22,904	11,232,809
Alarm.com Holdings, Inc.*	1,410	77,902
Altair Engineering, Inc., Class A(x)*	1,310	54,994
Alteryx, Inc., Class A(x)*	27,705	3,145,903
Anaplan, Inc.*	4,310	269,720
ANSYS, Inc.*	2,730	893,338
Appfolio, Inc., Class A*	480	68,069
Appian Corp.(x)*	1,190	77,053
Aspen Technology, Inc.*	2,134	270,143
Atlassian Corp. plc, Class A*	86,170	15,664,844
Autodesk, Inc.*	11,520	2,661,235
Avalara, Inc.*	7,215	918,758
Avaya Holdings Corp.*	2,350	35,720
Blackbaud, Inc.	1,550	86,537
BlackBerry Ltd.*	16,163	74,188
Blackline, Inc.*	1,590	142,512
Bottomline Technologies DE, Inc.*	1,180	49,749
Box, Inc., Class A*	4,380	76,037
Cadence Design Systems, Inc.*	8,800	938,344
CDK Global, Inc.	3,813	166,209
Ceridian HCM Holding, Inc.*	13,865	1,145,942
Citrix Systems, Inc.	3,880	534,315
Cloudera, Inc.*	6,408	69,783
Cloudflare, Inc., Class A*	21,235	871,909
CommVault Systems, Inc.*	1,450	59,160
Cornerstone OnDemand, Inc.*	1,912	69,520
Coupa Software, Inc.*	5,925	1,624,872
Crowdstrike Holdings, Inc., Class A*	151,495	20,803,293
Datadog, Inc., Class A*	20,600	2,104,496
Descartes Systems Group, Inc. (The)*	2,660	151,567
DocuSign, Inc.*	42,805	9,213,348
Dropbox, Inc., Class A*	9,253	178,213
Dynatrace, Inc.*	5,780	237,096
Elastic NV*	1,890	203,912
Envestnet, Inc.*	1,690	130,400
Everbridge, Inc.*	1,090	137,046
Fair Isaac Corp.*	940	399,857
FireEye, Inc.*	7,130	88,020
Five9, Inc.*	2,080	269,734
Fortinet, Inc.*	4,260	501,871
Guidewire Software, Inc.*	29,038	3,027,792
HubSpot, Inc.*	39,577	11,565,587
Intuit, Inc.	8,300	2,707,543
j2 Global, Inc.*	1,402	97,046
LivePerson, Inc.*	1,930	100,341
Manhattan Associates, Inc.*	1,990	190,025
Medallia, Inc.*	2,450	67,179
Microsoft Corp.	302,252	63,572,663
MicroStrategy, Inc., Class A*	220	33,123
New Relic, Inc.*	1,635	92,149
NortonLifeLock, Inc.	75,305	1,569,356
Nuance Communications, Inc.*	8,900	295,391
Nutanix, Inc., Class A*	5,830	129,309
Open Text Corp.	8,566	361,828
Oracle Corp.	61,142	3,650,177
Palo Alto Networks, Inc.*	8,006	1,959,469
Paycom Software, Inc.*	69,543	21,648,736
Paylocity Holding Corp.*	1,198	193,381
Pegasystems, Inc.	1,250	151,300
Ping Identity Holding Corp.*	1,100	34,331
Pluralsight, Inc., Class A*	3,130	53,617
Progress Software Corp.	1,424	52,232
Proofpoint, Inc.*	1,824	192,523
PROS Holdings, Inc.*	1,210	38,647
PTC, Inc.*	3,282	271,487
Q2 Holdings, Inc.*	1,560	142,366
Qualys, Inc.*	1,050	102,911
Rapid7, Inc.*	1,590	97,372
RealPage, Inc.*	2,790	160,816
RingCentral, Inc., Class A*	67,745	18,603,454
SailPoint Technologies Holding, Inc.*	2,840	112,379
salesforce.com, Inc.*	65,989	16,584,355
ServiceNow, Inc.*	15,357	7,448,145
Slack Technologies, Inc., Class A*	56,184	1,509,102
Smartsheet, Inc., Class A*	3,543	175,095
SolarWinds Corp.*	2,240	45,562
Splunk, Inc.*	48,297	9,086,115
SPS Commerce, Inc.*	1,090	84,878
SS&C Technologies Holdings, Inc.	7,090	429,087
SVMK, Inc.*	55,097	1,218,195
Synopsys, Inc.*	4,790	1,024,964
Tenable Holdings, Inc.*	2,060	77,765
Teradata Corp.*	3,425	77,748
Trade Desk, Inc. (The), Class A*	1,340	695,165
Tyler Technologies, Inc.*	1,290	449,642
Varonis Systems, Inc.*	23,955	2,764,886
Verint Systems, Inc.*	2,009	96,794
VMware, Inc., Class A*	2,520	362,048
Workday, Inc., Class A*	33,917	7,296,564
Workiva, Inc.*	1,230	68,585
Xperi Holding Corp.	3,400	39,066
Yext, Inc.*	2,930	44,477
Zendesk, Inc.*	15,821	1,628,297
Zoom Video Communications, Inc., Class A*	35,440	16,660,698
Zscaler, Inc.*	121,835	17,140,966
Zuora, Inc., Class A*	3,120	32,261

		292,234,964

Technology Hardware, Storage & Peripherals (6.6%)
3D Systems Corp.(x)*	3,800	18,658
Apple, Inc.	776,462	89,922,064
Dell Technologies, Inc., Class C*	7,416	501,989
Hewlett Packard Enterprise Co.	40,702	381,378
HP, Inc.	43,447	825,059
NCR Corp.*	4,030	89,224
NetApp, Inc.	7,018	307,669
Pure Storage, Inc., Class A*	244,200	3,758,238
Samsung Electronics Co. Ltd.	164,785	8,302,803
Seagate Technology plc	7,055	347,600
Western Digital Corp.	9,531	348,358
Xerox Holdings Corp.	5,643	105,919

		104,908,959

Total Information Technology		842,757,960

Real Estate (0.1%)
Equity Real Estate Investment Trusts (REITs) (0.1%)
Equinix, Inc. (REIT)	810	615,705

Total Real Estate		615,705

Total Common Stocks (70.1%) (Cost $498,251,745)		1,118,927,974

EXCHANGE TRADED FUNDS (ETF):
Equity (28.4%)
iShares Expanded Tech Sector ETF(x)‡	489,050	151,145,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Select Sector SPDR Fund	1,286,800	$150,169,560
Vanguard Information Technology ETF(x)	490,300	152,703,935

Total Exchange Traded Funds (28.4%) (Cost $200,215,342)		454,019,288

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	11,875,390	11,883,702

	Principal Amount	Value (Note 1)
Repurchase Agreements (2.2%)
Citigroup Global Markets Ltd., 0.10%, dated 9/30/20, due 10/1/20, repurchase price $600,002, collateralized by various U.S. Government Treasury Securities, ranging from 0.254%-2.250%, maturing 1/31/22-2/15/27; total market value $612,001.(xx)	$600,000	600,000
Deutsche Bank Securities, Inc., 0.06%, dated 9/30/20, due 10/1/20, repurchase price $3,479,044, collateralized by various U.S. Government Treasury Securities, 0.000%,maturing 5/15/27-11/15/39; total market value $3,548,619.(xx)	3,479,039	3,479,039
National Bank of Canada, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $4,000,023, collateralized by various Common Stocks, U.S. Government Treasury Securities,ranging from 1.625%-2.500%, maturing 11/15/21-10/31/26; total market value $4,434,681.(xx)	4,000,000	4,000,000
NBC Global Finance Ltd., 0.28%, dated 9/30/20, due 10/7/20, repurchase price $11,830,644, collateralized by various Common Stocks; total market value $13,147,431.(xx)	11,830,000	11,830,000
NBC Global Finance Ltd., 0.20%, dated 9/30/20, due 10/1/20, repurchase price $1,000,006, collateralized by various Common Stocks; total market value $1,111,290.(xx)	1,000,000	1,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $7,000,109, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/15/20-2/15/49; total market value $7,140,000.(xx)	7,000,000	7,000,000
Societe Generale SA, 0.08%, dated 9/30/20, due 10/7/20, repurchase price $5,500,086, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-8.125%, maturing 10/22/20-2/15/50; total market value $5,610,000.(xx)	5,500,000	5,500,000
Societe Generale SA, 0.21%, dated 9/30/20, due 10/1/20, repurchase price $1,900,011, collateralized by various Common Stocks; total market value $2,111,924.(xx)	1,900,000	1,900,000

Total Repurchase Agreements		35,309,039

Total Short-Term Investments (3.0%) (Cost $47,189,451)		47,192,741

Total Investments in Securities (101.5%) (Cost $745,656,538)		1,620,140,003
Other Assets Less Liabilities (-1.5%)		(23,644,039)

Net Assets (100%)		$1,596,495,964

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2020, the market value of these securities amounted to $3,125,627 or 0.2% of net assets.

(x)	All or a portion of security is on loan at September 30, 2020.

(xx)

At September 30, 2020, the Portfolio had loaned securities with a total value of $38,206,238. This was collateralized by $3,769,071 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.375%, maturing 10/8/20 – 2/15/50 and by cash of $35,309,039 which was subsequently invested in joint repurchase agreements.

Glossary:

ADR — American Depositary Receipt

KRW — Korean Republic Won

NYRS — New York Registry Shares

USD — United States Dollar

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2020, were as follows:

Security Description	Shares at September 30, 2020	Market Value December 31, 2019 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2020 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF(x)**	489,050	86,919,742	49,727,167	(4,936,191)	2,934,491	16,500,584	151,145,793	362,101	—

**	Not affiliated at December 31, 2019.

Forward Foreign Currency Contracts outstanding as of September 30, 2020 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	1,481,826,194	USD	1,268,258	JPMorgan Chase Bank**	10/5/2020	(1,199)

Net unrealized depreciation						(1,199)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2020:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$148,584,416	$3,682,794	$—	$152,267,210
Consumer Discretionary	111,491,325	4,070,957	—	115,562,282
Financials	996,967	—	—	996,967
Health Care	5,147,183	—	—	5,147,183
Industrials	1,580,667	—	—	1,580,667
Information Technology	814,479,294	28,278,666	—	842,757,960
Real Estate	615,705	—	—	615,705
Exchange Traded Funds	454,019,288	—	—	454,019,288
Short-Term Investments
Investment Company	11,883,702	—	—	11,883,702
Repurchase Agreements	—	35,309,039	—	35,309,039

Total Assets	$1,548,798,547	$71,341,456	$—	$1,620,140,003

Liabilities:
Forward Currency Contracts	$—	$(1,199)	$—	$(1,199)

Total Liabilities	$—	$(1,199)	$—	$(1,199)

Total	$1,548,798,547	$71,340,257	$—	$1,620,138,804

As of September 30, 2020, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$866,924,776
Aggregate gross unrealized depreciation	(4,613,591)

Net unrealized appreciation	$862,311,185

Federal income tax cost of investments in securities and derivative instruments, if applicable	$757,827,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2020 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each Portfolio (each, a “Portfolio” and collectively, the “Portfolios”) of the EQ Advisors Trust (the “Trust”). The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management Group, LLC, formerly, AXA Equitable Funds Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company, formerly, AXA Equitable Life Insurance Company (“Equitable Financial”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2020, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2020 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.